     As Filed with the Securities and Exchange Commission on April 18, 2012

                                                           File Nos. 333-141909
                                                                      811-09327
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 17

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 125

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                           (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                           Northbrook, Illinois 60062
                                  847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                                 SUSAN L. LEES
              Senior Vice President, General Counsel and Secretary
                        Allstate Life Insurance Company
                          3100 Sanders Road, Suite J5B
                           Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                    Copy to:

                                   Sarah Choi
                                 Staff Attorney
                        Allstate Life Insurance Company
                          3100 Sanders Road, Suite J5B
                              Northbrook, IL 60062

 Approximate Date of Proposed Sale to the Public: Continuous

 It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2012 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ______ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______ pursuant to paragraph (a)(ii) of Rule 485

 Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

                                                ALLSTATE LIFE INSURANCE COMPANY
                                         P.O. Box 70179, Philadelphia, PA 19176

 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY B SERIES ("B SERIES")
 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY L SERIES ("L SERIES")
 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY X SERIES ("X SERIES")

 FLEXIBLE PREMIUM DEFERRED ANNUITIES

 PROSPECTUS: MAY 1, 2012


 This prospectus describes three different flexible premium deferred annuity classes issued by Allstate Life Insurance Company ("Allstate Life", "we", "our", or "us"). These Annuities are no longer offered for new sales. Each of the B Series, L Series, and X Series is a class within a single annuity contract, rather than a separate annuity contract under State insurance law. For convenience in this prospectus, we sometimes refer to each of these annuity classes as an "Annuity", and to the classes collectively as the "Annuities." We also sometimes refer to each class by its specific name (e.g., the "B Series"). This prospectus describes the important features of the Annuities. The prospectus also describes differences among the Annuities which include differences in the fees and charges you pay and variations in some product features such as the availability of certain bonus amounts. These differences among the products are discussed more fully in the prospectus and summarized in Appendix B entitled "Selecting the Variable Annuity That's Right for You". There may also be differences in the compensation paid to your financial professional for each Annuity. Differences in compensation among different annuities could influence a financial professional's decision as to which annuity to recommend to you. In addition, selling broker-dealer firms through which each Annuity was sold may decline to make available to their customers certain of the optional features offered generally under the Annuity. Alternatively, such firms may restrict the availability of the optional benefits that they do make available to their customers (e.g., by imposing a lower maximum issue age for certain optional benefits than what is prescribed generally under the Annuity). Selling broker-dealer firms may not make available or may not recommend all the Annuities and/or benefits in this prospectus and/or may restrict the availability of the Annuity based on certain criteria. Please speak to your registered representative for further details. EACH ANNUITY OR CERTAIN OF ITS INVESTMENT OPTIONS AND/OR FEATURES MAY NOT BE AVAILABLE IN ALL STATES. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section. BECAUSE THE X SERIES GRANTS CREDIT AMOUNTS WITH RESPECT TO YOUR PURCHASE PAYMENTS, THE EXPENSES OF THE X SERIES MAY BE HIGHER THAN EXPENSES FOR AN ANNUITY WITHOUT A CREDIT. IN ADDITION, THE AMOUNT OF THE CREDITS THAT YOU RECEIVE UNDER THE X SERIES MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE CREDIT. All Series of this Annuity are no longer offered for new sales, however, existing owners may continue to make purchase payments.

 THE SUB-ACCOUNTS

 Each Sub-account of the Allstate Financial Advisors Separate Account I ("Separate Account") invests in an underlying mutual fund portfolio ("Portfolio"). The Allstate Financial Advisors Separate Account I is a separate account of Allstate Life, and is the investment vehicle in which your Purchase Payments are held. Currently, portfolios of the Advanced Series Trust and Franklin Templeton Variable Insurance Products Trust are being offered. For the L Series only, portfolios of ProFund VP are also being offered. See the following page for a complete list of Sub-accounts. Certain Sub-accounts are not available if you participate in an optional living benefit - see "INVESTMENT OPTIONS" later in this prospectus for details.


 PLEASE READ THIS PROSPECTUS
 PLEASE READ THIS PROSPECTUS AND THE CURRENT PROSPECTUS FOR THE UNDERLYING MUTUAL FUNDS. KEEP THEM FOR FUTURE REFERENCE.

 AVAILABLE INFORMATION

 We have also filed a Statement of Additional Information, dated May 1, 2012 that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described on page 117. The Statement of Additional Information is incorporated by reference into this prospectus. This prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C., 20549. (See file number 333-141909). These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC. Please see the section of this Prospectus entitled "How To Contact Us" for our Service Office address.


 THESE ANNUITIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ISSUED, GUARANTEED OR ENDORSED BY, ANY BANK, ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN AN ANNUITY INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF VALUE, EVEN WITH RESPECT TO AMOUNTS ALLOCATED TO THE AST MONEY MARKET SUB-ACCOUNT.

--------------------------------------------------------------------------------
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF
 THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                  FOR FURTHER INFORMATION CALL: 1-866-695-2647

                              INVESTMENT OPTIONS

      (Certain investment options may not be available with your Annuity) ADVANCED SERIES TRUST
   AST Academic Strategies Asset Allocation
   AST Advanced Strategies


   AST Balanced Asset Allocation
   AST BlackRock Global Strategies
   AST BlackRock Value


   AST Bond Portfolio 2016
   AST Bond Portfolio 2018
   AST Bond Portfolio 2019
   AST Bond Portfolio 2020
   AST Bond Portfolio 2021
   AST Bond Portfolio 2022

   AST Bond Portfolio 2023

   AST Capital Growth Asset Allocation


   AST CLS Moderate Asset Allocation
   AST Cohen & Steers Realty
   AST Federated Aggressive Growth
   AST FI Pyramis(R) Asset Allocation
   AST First Trust Balanced Target
   AST First Trust Capital Appreciation Target

   AST Franklin Templeton Founding Funds Allocation

   AST Global Real Estate
   AST Goldman Sachs Concentrated Growth
   AST Goldman Sachs Large-Cap Value
   AST Goldman Sachs Mid-Cap Growth
   AST Goldman Sachs Small-Cap Value
   AST High Yield
   AST Horizon Growth Asset Allocation
   AST Horizon Moderate Asset Allocation
   AST International Growth
   AST International Value
   AST Investment Grade Bond
   AST Jennison Large-Cap Growth
   AST Jennison Large-Cap Value
   AST JPMorgan International Equity

   AST JPMorgan Strategic Opportunities

   AST Large-Cap Value

   AST Lord Abbett Core-Fixed Income

   AST Marsico Capital Growth
   AST MFS Global Equity
   AST MFS Growth
   AST Mid-Cap Value
   AST Money Market

   AST Neuberger Berman Core Bond

   AST Neuberger Berman Mid-Cap Growth
   AST Neuberger Berman/LSV Mid-Cap Value

   AST New Discovery Asset Allocation

   AST Parametric Emerging Markets Equity
   AST PIMCO Limited Maturity Bond
   AST PIMCO Total Return Bond
   AST Preservation Asset Allocation

   AST Prudential Core Bond

   AST QMA US Equity Alpha
   AST Quantitative Modeling

   AST Schroders Global Tactical

   AST Schroders Multi-Asset World Strategies
   AST Small-Cap Growth
   AST Small-Cap Value
   AST T. Rowe Price Asset Allocation

   AST T. Rowe Price Equity Income

   AST T. Rowe Price Global Bond
   AST T. Rowe Price Large-Cap Growth
   AST T. Rowe Price Natural Resources
   AST Wellington Management Hedged Equity
   AST Western Asset Core Plus Bond


 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   *Franklin Templeton VIP Founding Funds Allocation Fund


 PROFUNDS VP*
   ProFund VP Consumer Goods
   ProFund VP Consumer Services
   ProFund VP Financials
   ProFund VP Health Care
   ProFund VP Industrials
   ProFund VP Large-Cap Growth
   ProFund VP Large-Cap Value
   ProFund VP Mid-Cap Growth
   ProFund VP Mid-Cap Value
   ProFund VP Real Estate
   ProFund VP Small-Cap Growth
   ProFund VP Small-Cap Value
   ProFund VP Telecommunications
   ProFund VP Utilities

 * Available only in the L Series.




   *No longer offered for new sales. See description regarding the Fund in the "Investment Objectives/Policies" table under "Investment Options."

                                   CONTENTS



GLOSSARY OF TERMS..........................................................................  1

SUMMARY OF CONTRACT FEES AND CHARGES.......................................................  4

EXPENSE EXAMPLES........................................................................... 12

SUMMARY.................................................................................... 13

INVESTMENT OPTIONS......................................................................... 17

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?........................ 17
 WHAT ARE THE FIXED RATE OPTIONS?.......................................................... 33

FEES AND CHARGES........................................................................... 35

 WHAT ARE THE CONTRACT FEES AND CHARGES?................................................... 35
 WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?............................................. 37
 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?................................. 37
 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES................................................. 37

PURCHASING YOUR ANNUITY.................................................................... 38

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?............................ 38

MANAGING YOUR ANNUITY...................................................................... 40

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?........................... 40
 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?.............................................. 40
 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?.................................................. 41
 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?.............................. 41
 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?.......................... 41

MANAGING YOUR ACCOUNT VALUE................................................................ 42

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?.............................................. 42
 HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?................................... 42
 HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?................. 42
 HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?.................................... 42
 HOW IS EACH PURCHASE CREDIT APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES ANNUITY?....... 42
 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?................ 43
 DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?................................. 44
 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?.......................................... 45
 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?...... 45

ACCESS TO ACCOUNT VALUE.................................................................... 46

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?.......................................... 46
 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS?............................................. 46
 CAN I WITHDRAW A PORTION OF MY ANNUITY?................................................... 46
 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?............................................. 47
 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD?........... 47
 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE
   CODE?................................................................................... 47
 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM?............... 47
 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?................................................. 48
 WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?............................... 48
 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?.............................................. 49
 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?...................................... 49

LIVING BENEFITS............................................................................ 50

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY
   ARE ALIVE?.............................................................................. 50
 TRUEACCUMULATION - HIGHEST DAILY (NO LONGER AVAILABLE FOR NEW ELECTIONS).................. 51
 GUARANTEED MINIMUM INCOME BENEFIT (GMIB) (NO LONGER AVAILABLE FOR NEW ELECTIONS).......... 56
 TRUEINCOME (NO LONGER AVAILABLE FOR NEW ELECTIONS)........................................ 60
 TRUEINCOME - SPOUSAL (NO LONGER AVAILABLE FOR NEW ELECTIONS).............................. 65
 TRUEINCOME - HIGHEST DAILY (NO LONGER AVAILABLE FOR NEW ELECTIONS)........................ 68
 TRUEINCOME - HIGHEST DAILY 7 (NO LONGER AVAILABLE FOR NEW ELECTIONS)...................... 76


                                      (i)

 TRUEINCOME - SPOUSAL HIGHEST DAILY 7 (NO LONGER AVAILABLE FOR NEW ELECTIONS)....  85

DEATH BENEFIT....................................................................  95

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?...................................  95
 BASIC DEATH BENEFIT.............................................................  95
 OPTIONAL DEATH BENEFITS.........................................................  95
 PAYMENT OF DEATH BENEFITS.......................................................  98

VALUING YOUR INVESTMENT.......................................................... 102

 HOW IS MY ACCOUNT VALUE DETERMINED?............................................. 102
 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?...................................... 102
 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?..................................... 102
 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?..................................... 102

TAX CONSIDERATIONS............................................................... 104

GENERAL INFORMATION.............................................................. 112

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?...................................... 112
 WHAT IS ALLSTATE LIFE?.......................................................... 112
 WHAT IS THE SEPARATE ACCOUNT?................................................... 113
 WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?.................................. 113
 WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE LIFE?............................. 114
 FINANCIAL STATEMENTS............................................................ 116
 HOW TO CONTACT US............................................................... 116
 LEGAL MATTERS................................................................... 117
 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION............................. 117

APPENDIX A - ACCUMULATION UNIT VALUES............................................ A-1

APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU................. B-1

APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS.............................. C-1

APPENDIX D - FORMULA UNDER TRUEINCOME - HIGHEST DAILY............................ D-1

APPENDIX E - FORMULA UNDER TRUEACCUMULATION - HIGHEST DAILY...................... E-1

APPENDIX F - FORMULA UNDER TRUEINCOME - HIGHEST DAILY 7 AND TRUEINCOME - SPOUSAL
  HIGHEST DAILY 7................................................................ F-1

APPENDIX G - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES.. G-1


                                     (ii)

                               GLOSSARY OF TERMS

 Many terms used within this Prospectus are described within the text where they appear. The description of those terms are not repeated in this Glossary of Terms.

 ACCOUNT VALUE The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Rate Option prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an Annuity anniversary, any fee that is deducted from the contract annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Rate Option, and then totaled to determine the Account Value for your entire Annuity. With respect to the X Series, the Account Value includes any Longevity Credit we apply, and any Purchase Credits we applied to your Purchase Payments that we are entitled to recover under certain circumstances and the Account Value includes any Longevity Credit we apply. With respect to Annuities with TrueIncome - Highest Daily, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.

 ADJUSTED PURCHASE PAYMENTS As used in the discussion of certain optional benefits in this prospectus and elsewhere, Adjusted Purchase Payments are Purchase Payments, increased by any Purchase Credits applied to your Account Value in relation to such Purchase Payments, and decreased by any charges deducted from such Purchase Payments.

 ANNUITIZATION The application of Account Value (or Protected Income Value for the Guaranteed Minimum Income Benefit, if applicable) to one of the available annuity options for the Owner to begin receiving periodic payments for life (or joint lives), for a guaranteed minimum number of payments, or for life with a guaranteed minimum number of payments.

 ANNUITY DATE The date you choose for annuity payments to commence. The Annuity Date must be no later than the first day of the month coinciding with or next following the 95/th/ birthday of the older of the Owner or Annuitant (unless we agree to another date).

 ANNUITY YEAR A 12-month period commencing on the Issue Date of the Annuity and each successive 12-month period thereafter.

 BENEFICIARY CONTINUATION OPTION Instead of receiving a death benefit in a lump sum or under an annuity option, a beneficiary may choose to receive the death benefit under an alternative death benefit payment option as provided by the Code.

 BENEFIT FIXED RATE ACCOUNT A fixed investment option offered as part of this Annuity that is used only if you have elected TrueIncome - Highest Daily. Amounts allocated to the Benefit Fixed Rate Account earn a fixed rate of interest, and are held within our general account. You may not allocate purchase payments to the Benefit Fixed Rate Account. Rather, Account Value is transferred to and from the Benefit Fixed Rate Account only under the pre-determined mathematical formula feature of TrueIncome - Highest Daily.

 CODE The Internal Revenue Code of 1986, as amended from time to time.

 COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT We offer an optional death benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing the greater of the Highest Anniversary Value Death Benefit or a 5% annual increase on Purchase Payments adjusted for withdrawals.

 CONTINGENT DEFERRED SALES CHARGE (CDSC) This is a sales charge that may be deducted when you make a full or partial withdrawal under your Annuity. We refer to this as a "contingent" charge because it is imposed only if you make a withdrawal. The charge is a percentage of each applicable Purchase Payment that is being withdrawn. The period during which a particular percentage applies is measured from the effective date of each Purchase Payment. The amount and duration of the CDSC varies among the X Series, L Series, and B Series. See "Summary of Contract Fees and Charges" for details on the CDSC for each Annuity.

 FIXED RATE OPTION An investment option that offers a fixed rate of interest for a specified Guarantee Period during the accumulation period.

 FREE LOOK Under state insurance laws, you have the right, during a limited period of time, to examine your Annuity and decide if you want to keep it. This right is referred to as your "free look" right. The length of this time period is dictated by state law, and may vary depending on whether your purchase is a replacement or not.

 FREE WITHDRAWALS You can withdraw a limited amount from your Annuity during each Annuity Year without the application of a CDSC, called the "Free Withdrawal" amount.

 GOOD ORDER An instruction received by us, utilizing such forms, signatures, and dating as we require, which is sufficiently complete and clear that we do not need to exercise any discretion to follow such instructions. In your Annuity contract, we may use the term "In Writing" to refer to this general requirement.

 GUARANTEED MINIMUM INCOME BENEFIT (GMIB) An optional benefit that, for an additional cost, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on your total Purchase Payments and an annual increase of 5% on such Purchase Payments adjusted for withdrawals (called the "Protected Income Value"), regardless of the impact of market performance on your Account Value. We no longer offer GMIB.

 GUARANTEE PERIOD A period of time during the accumulation period where we credit a fixed rate of interest on a Fixed Rate Option.

 HIGHEST DAILY VALUE DEATH BENEFIT ("HDV") An optional death benefit that, for an additional cost, provides an enhanced level of protection for your beneficiary(ies) by providing a death benefit equal to the greater of the basic Death Benefit or the Highest Daily Value, less proportional withdrawals. We no longer offer HDV.

 ISSUE DATE The effective date of your Annuity.

 OWNER With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.

 PORTFOLIO An underlying mutual fund portfolio in which the Separate Account invests.

 PROTECTED INCOME VALUE Under the optional Guaranteed Minimum Income Benefit
 (GMIB), the Protected Income Value is a calculation that determines the basis for guaranteed annuity payments.

 PROTECTED WITHDRAWAL VALUE Under the optional living benefits (other than GMIB), the calculation that determines the basis for guaranteed withdrawals.

 PURCHASE CREDIT If you purchase the X series, we apply an additional amount, called a Purchase Credit, to your Account Value with each purchase payment you make.

 PURCHASE PAYMENT A cash consideration you give to us for the rights, privileges and benefits of the Annuity.

 SEPARATE ACCOUNT Allstate Financial Advisors Separate Account I of Allstate Life Insurance Company.

 SERVICE OFFICE: The place to which all requests and payments regarding an Annuity are to be sent. We may change the address of the Service Office at any time. Please see the section of this prospectus entitled "How to Contact Us" for the Service Office address.

 SUB-ACCOUNT We issue your Annuity through our Separate Account. See "What is the Separate Account?" under the General Information section. The Separate Account invests in underlying mutual fund portfolios ("Portfolios"). From an accounting perspective, we divide the Separate Account into a number of sections, each of which corresponds to a particular Portfolio. We refer to each such section of our Separate Account as a "Sub-account".

 SURRENDER VALUE The value of your Annuity available upon surrender prior to the Annuity Date. It equals the Account Value as of the date we price the surrender minus any applicable CDSC, annual maintenance fee, tax charge and the charge for any optional benefits and any additional amounts we applied to your Purchase Payments that we may be entitled to recover under certain circumstances.

 TRUEACCUMULATION - HIGHEST DAILY A separate optional benefit that, for an additional cost, guarantees a minimum Account Value at one or more future dates and that requires your participation in a program that may transfer your Account Value according to a predetermined mathematical formula. We no longer offer TrueAccumulation - Highest Daily.

 TRUEINCOME An optional benefit that, for an additional cost, guarantees your ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome.

 TRUEINCOME - HIGHEST DAILY An optional benefit available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Total Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome - Highest Daily.

 TRUEINCOME - HIGHEST DAILY 7: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. TrueIncome - Highest Daily 7 is the same class of optional benefit as our TrueIncome - Highest Daily, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and how the lifetime withdrawals are calculated. We no longer offer TrueIncome - Highest Daily 7.

 TRUEINCOME - SPOUSAL An optional benefit that, for an additional cost, guarantees until the later death of two Designated Lives (as defined in this prospectus) the ability to withdraw an annual amount equal to a percentage of an initial principal value called the Protected Withdrawal Value. Subject to our program rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. We no longer offer TrueIncome - Spousal.

 TRUEINCOME - SPOUSAL HIGHEST DAILY 7: An optional benefit that, for an additional charge, guarantees your ability to withdraw amounts equal to a percentage of a guaranteed benefit base called the Protected Withdrawal Value. Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your Account Value. The benefit is the spousal version of the TrueIncome - Highest Daily 7 and is the same class of optional benefit as our TrueIncome - Spousal, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated. We no longer offer TrueIncome - Spousal Highest Daily 7.

 UNIT A measure used to calculate your Account Value in a Sub-account during the accumulation period.

 VALUATION DAY Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued.

                     SUMMARY OF CONTRACT FEES AND CHARGES

 Below is a summary of the fees and charges for the Annuities. Some fees and charges are assessed against each Annuity while others are assessed against assets allocated to the Sub-accounts. The fees and charges that are assessed against an Annuity include any applicable Contingent Deferred Sales Charge, Transfer Fee, Tax Charge and Annual Maintenance Fee. The charges that are assessed against the Sub-accounts are the Mortality and Expense Risk charge, the charge for Administration of the Annuity, and the charge for certain optional benefits you elect. Certain optional benefits deduct a charge from the annuity based on a percentage of a "protected value." Each underlying mutual fund portfolio assesses a fee for investment management, other expenses, and with some mutual funds, a 12b-1 fee. The prospectus for each underlying mutual fund provides more detailed information about the expenses for the underlying mutual funds.

 The following tables provide a summary of the fees and charges you will pay if you surrender your Annuity or transfer Account Value among investment options. These fees and charges are described in more detail within this Prospectus.

                       YOUR TRANSACTION FEES AND CHARGES
                        (assessed against each Annuity)

 CONTINGENT DEFERRED SALES CHARGE /1/
                                    B SERIES

                Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8+
                ------------------------------------------------
                7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%   0.0%
                ------------------------------------------------

                                    L SERIES

                         Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5+
                         ------------------------------
                         7.0%  7.0%  6.0%  5.0%   0.0%
                         ------------------------------

                                    X SERIES

         Yr. 1 Yr. 2 Yr. 3 Yr. 4 Yr. 5 Yr. 6 Yr. 7 Yr. 8 Yr. 9 Yr. 10+
         -------------------------------------------------------------
         9.0%  8.5%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%   0.0%
         -------------------------------------------------------------

 1 The Contingent Deferred Sales Charges are assessed as a percentage of each applicable Purchase Payment and deducted upon surrender or withdrawal. For purposes of calculating this charge, we consider the year following the date of each Purchase Payment as Year 1.

             -----------------------------------------------------
                      OTHER TRANSACTION FEES AND CHARGES

                       (assessed against each Annuity)
             -----------------------------------------------------
                FEE/CHARGE      B SERIES    L SERIES    X SERIES
             -----------------------------------------------------
             TRANSFER FEE/ 1/    $20.00      $20.00      $20.00
             MAXIMUM             $10.00      $10.00      $10.00
             CURRENT
             -----------------------------------------------------
             TAX CHARGE/ 2/    0% to 3.5%  0% to 3.5%  0% to 3.5%
             -----------------------------------------------------

 1 Currently, we deduct the fee after the 20/th/ transfer each Annuity Year. We guarantee that the number of charge free transfers per Annuity Year will never be less than 8.
 2 In some states a tax is payable, either when Purchase Payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is assessed as a percentage of Purchase Payments, Surrender Value, or Account Value, as applicable. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity, or upon annuitization. See the subsection "Tax Charge" under "Fees and Charges" in this Prospectus.

 The following table provides a summary of the periodic fees and charges you will pay while you own your Annuity, excluding the underlying mutual fund Portfolio annual expenses. These fees and charges are described in more detail within this Prospectus.

---------------------------------------------------------------------------------------------------
                                    PERIODIC FEES AND CHARGES

                                 (assessed against each Annuity)
---------------------------------------------------------------------------------------------------
        FEE/CHARGE                 B SERIES                L SERIES                X SERIES
ANNUAL MAINTENANCE FEE /1/  Lesser of $35 or 2% of  Lesser of $35 or 2% of  Lesser of $35 or 2% of
                                Account Value           Account Value           Account Value
                            -----------------------------------------------------------------------
  BENEFICIARY
  CONTINUATION              Lesser of $30 or 2% of  Lesser of $30 or 2% of  Lesser of $30 or 2% of
  OPTION ONLY                   Account Value           Account Value           Account Value

      --------------------------------------------------------------------------
      ANNUAL FEES/CHARGES OF THE SUB-ACCOUNTS /2/
      (assessed as a percentage of the daily net assets of the Sub-accounts)
      --------------------------------------------------------------------------
                   FEE/CHARGE                  B SERIES    L SERIES   X SERIES
      MORTALITY & EXPENSE RISK                  1.00%       1.35%      1.40%
      CHARGE /3/
      --------------------------------------------------------------------------
      ADMINISTRATION CHARGE /3/                 0.15%       0.15%      0.15%
      --------------------------------------------------------------------------
      SETTLEMENT SERVICE CHARGE /4/             1.00%       1.00%      1.00%
      --------------------------------------------------------------------------
      TOTAL ANNUAL CHARGES OF THE               1.15%       1.50%      1.55%
      SUB-ACCOUNTS
      (EXCLUDING SETTLEMENT SERVICE CHARGE)
      --------------------------------------------------------------------------

 (1)Assessed annually on the Annuity's anniversary date or upon surrender. Only applicable if Account Value is less than $100,000. Fee may differ in certain states. For beneficiaries who elect the Beneficiary Continuation Option, the fee is only applicable if Account Value is less than $25,000 at the time the fee is assessed.
 (2)These charges are deducted daily and apply to the Sub-accounts only.
 (3)The combination of the Mortality and Expense Risk Charge and Administration Charge is referred to as the "Insurance Charge" elsewhere in this Prospectus.
 (4)The Mortality & Expense Risk Charge and the Administration Charge do not apply if you are a beneficiary under the Beneficiary Continuation Option. The Settlement Service Charge applies only if your beneficiary elects the Beneficiary Continuation Option, and is expressed as an annual charge.

 The following table sets forth the charge for each optional benefit under the Annuity. These fees would be in addition to the periodic fees and transaction fees set forth in the tables above. The first column shows the charge for each optional benefit on a maximum and current basis. Then, we show the total expenses you would pay for an Annuity if you purchased the relevant optional benefit. More specifically, we show the total charge for the optional benefit plus the Total Annualized Insurance Fees/Charges applicable to the Annuity. Where the charges cannot actually be totaled (because they are assessed against different base values), we show both individual charges.

----------------------------------------------------------------------------------
                            YOUR OPTIONAL BENEFIT
                            FEES AND CHARGES /1/
----------------------------------------------------------------------------------
OPTIONAL BENEFIT        OPTIONAL            TOTAL         TOTAL         TOTAL
                      BENEFIT FEE/         ANNUAL        ANNUAL        ANNUAL
                         CHARGE          CHARGE /2/    CHARGE /2/    CHARGE /2/
                   (AS A PERCENTAGE OF   FOR B SERIES  FOR L SERIES  FOR X SERIES
                     SUB-ACCOUNT NET
                     ASSETS, UNLESS
                   OTHERWISE INDICATED)
----------------------------------------------------------------------------------
TRUEACCUMULATION
- HIGHEST DAILY
CURRENT AND               0.60%             1.75%         2.10%         2.15%
MAXIMUM CHARGE/3/
(IF ELECTED ON OR
AFTER MAY 1, 2009)
----------------------------------------------------------------------------------
GUARANTEED
MINIMUM INCOME
BENEFIT (GMIB)
MAXIMUM                   1.00%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            1.00%         1.00%         1.00%
AGAINST PROTECTED
INCOME VALUE)

CURRENT                   0.50%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            0.50%         0.50%         0.50%
AGAINST PROTECTED
INCOME VALUE)
----------------------------------------------------------------------------------
TRUEINCOME
MAXIMUM CHARGE            1.50%             2.65%         3.00%         3.05%
CURRENT CHARGE            0.60%             1.75%         2.10%         2.15%
----------------------------------------------------------------------------------
TRUEINCOME -
SPOUSAL
MAXIMUM CHARGE            1.50%             2.65%         3.00%         3.05%
CURRENT CHARGE            0.75%             1.90%         2.25%         2.30%
----------------------------------------------------------------------------------
TRUEINCOME -
HIGHEST DAILY
MAXIMUM CHARGE            1.50%             2.65%         3.00%         3.05%
CURRENT CHARGE            0.60%             1.75%         2.10%         2.15%
----------------------------------------------------------------------------------
TRUEINCOME -
HIGHEST DAILY 7
MAXIMUM                   1.50%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            1.50%         1.50%         1.50%
AGAINST THE
PROTECTED
WITHDRAWAL VALUE)

CURRENT                   0.60%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            0.60%         0.60%         0.60%
AGAINST THE
PROTECTED
WITHDRAWAL VALUE)
----------------------------------------------------------------------------------
TRUEINCOME -
SPOUSAL HIGHEST
DAILY 7
MAXIMUM                   1.50%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            1.50%         1.50%         1.50%
AGAINST THE
PROTECTED
WITHDRAWAL VALUE)
CURRENT                   0.75%            1.15% +       1.50% +       1.55% +
CHARGE (ASSESSED                            0.75%         0.75%         0.75%
AGAINST THE
PROTECTED
WITHDRAWAL VALUE)
----------------------------------------------------------------------------------
COMBINATION 5%
ROLL-UP AND
HAV DEATH BENEFIT
CURRENT AND
MAXIMUM
CHARGE/3/ (IF
ELECTED ON OR
AFTER MAY 1, 2009)        0.80%             1.95%         2.30%         2.35%
----------------------------------------------------------------------------------
HIGHEST DAILY             0.50%             1.65%         2.00%         2.05%
VALUE DEATH
BENEFIT ("HDV")
CURRENT AND
MAXIMUM CHARGE/3/
----------------------------------------------------------------------------------
PLEASE REFER TO THE SECTION OF THIS PROSPECTUS THAT DESCRIBES EACH OPTIONAL
BENEFIT FOR A COMPLETE DESCRIPTION OF THE BENEFIT, INCLUDING ANY RESTRICTIONS OR
LIMITATIONS THAT MAY APPLY.
----------------------------------------------------------------------------------

 1. HOW CHARGE IS DETERMINED
    TRUEACCUMULATION - HIGHEST DAILY: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. If you elected the benefit prior to May 1, 2009, the fees are as follows: The current charge is 0.35% of Sub-account assets. For the B Series, 1.50% total annual charge applies. For the L Series, 1.85% total annual charge applies, and for the X Series, 1.90% total annual charge applies. If you elected the benefit on or after May 1, 2009, the current charge is 0.60% of sub-account assets. For the B Series, 1.75% total annual charge applies. For the L Series, 2.10% total annual charge applies, and for the X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections.

    GUARANTEED MINIMUM INCOME BENEFIT: Charge for this benefit is assessed against the GMIB Protected Income Value ("PIV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts and the Fixed Allocations. For B Series, 0.50% of PIV for GMIB is in addition to 1.15% annual charge. For the L Series, 0.50% of PIV for GMIB is in addition to 1.50% annual charge. For the X Series, 0.50% of PIV for GMIB is in addition to 1.55% annual charge. This benefit is no longer available for new elections. This benefit is described on page 56.
    TRUEINCOME: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For L Series, 2.10% total annual charge applies. For X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 60.
    TRUEINCOME - SPOUSAL: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.90% total annual charge applies. For L Series, 2.25% total annual charge applies. For X Series, 2.30% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 65. TRUEINCOME HIGHEST DAILY: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.75% total annual charge applies. For L Series, 2.10% total annual charge applies. For X Series, 2.15% total annual charge applies. This benefit is no longer available for new elections. This benefit is described on page 68.

    TRUEINCOME - HIGHEST DAILY 7: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.60% of PWV is in addition to 1.15% annual charge. For L Series, 0.60% of PWV is in addition to 1.50% annual charge. For X Series, 0.60% of PWV is in addition to 1.55% annual charge. This benefit is no longer available for new elections.
    TRUEINCOME - SPOUSAL HIGHEST DAILY 7: Charge for this benefit is assessed against the Protected Withdrawal Value ("PWV"). As discussed in the description of the benefit, the charge is taken out of the Sub-accounts. For B Series, 0.75% of PWV is in addition to 1.15% annual charge. For L Series, 0.75% of PWV is in addition to 1.50% annual charge. For X Series, 0.75% of PWV is in addition to 1.55% annual charge. This benefit is no longer available for new elections.
    HIGHEST DAILY VALUE DEATH BENEFIT: Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For B Series, 1.65% total annual charge applies. For L Series, 2.00% total annual charge applies. For X Series, 2.05% total annual charge applies. This benefit is no longer available for new elections.
    COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT. Charge for this benefit is assessed against the average daily net assets of the Sub-accounts. For elections prior to May 1, 2009: 0.50% current charge results in 1.65% total annual charge for B Series, 2.00% total annual charge for L Series, and 2.05% total annual charge for X Series. For elections on or after May 1, 2009: 0.80% current charge results in 1.95% total annual charge for B Series, 2.30% total annual charge for L Series, and 2.35% total annual charge for X Series.
 2. The Total Annual Charge includes the Insurance Charge assessed against the average daily net assets allocated to the Sub-accounts. If you elect more than one optional benefit, the Total Annual Charge would be higher to include the charge for each optional benefit. With respect to TrueIncome - Highest Daily 7 and TrueIncome - Spousal Highest Daily 7, the charge is assessed against the Protected Withdrawal Value.
 3. Our reference in the fee table to "current and maximum" charge does not connote that we have the authority to increase the charge for Annuities that already have been issued. Rather, the reference indicates that there is no maximum charge to which the current charge could be increased for existing Annuities. However, our State filings may have included a provision allowing us to impose an increased charge for newly-issued Annuities.


 The following table provides the range (minimum and maximum) of the total annual expenses for the Portfolios as of December 31, 2011. Each figure is stated as a percentage of the Portfolio's average daily net assets.


             -----------------------------------------------------
                 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
             -----------------------------------------------------
                                                 MINIMUM  MAXIMUM
             -----------------------------------------------------
             TOTAL PORTFOLIO OPERATING EXPENSES  0.62%    1.96%
             -----------------------------------------------------


 The following are the total annual expenses for each underlying mutual fund ("Portfolio") as of December 31, 2011, except as noted and except if the underlying portfolio's inception date is subsequent to December 31, 2011. The "Total Annual Portfolio Operating Expenses" reflect the combination of the underlying Portfolio's investment management fee, other expenses, any 12b-1 fees, and certain other expenses. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Allstate Life with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current prospectus and statement of additional information for the underlying Portfolios can be obtained by calling 1-866-695-2647.



---------------------------------------------------------------------------------------------------------------------------
                                                  UNDERLYING MUTUAL FUND
                                                 PORTFOLIO ANNUAL EXPENSES

                                                 (as a percentage of the
                                                average net assets of the
                                                  underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------
                                                      For the year ended December 31, 2011
                     ------------------------------------------------------------------------------------------------------
UNDERLYING PORTFOLIO                                                                       Total
                                                                  Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                       Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                     Management  Other   Distribution Expense on    on Short    Fees &   Operating  or Expense   Operating
                        Fees    Expenses (12b-1) Fees Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES
 TRUST
 AST Academic
  Strategies Asset
  Allocation           0.72%     0.07%      0.00%        0.05%       0.01%       0.68%     1.53%       0.00%       1.53%
 AST Advanced
  Strategies           0.85%     0.14%      0.00%        0.00%       0.00%       0.03%     1.02%       0.00%       1.02%

---------------------------------------------------------------------------------------------------------------------------
                                                  UNDERLYING MUTUAL FUND
                                                 PORTFOLIO ANNUAL EXPENSES

                                                 (as a percentage of the
                                                average net assets of the
                                                  underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------
                                                      For the year ended December 31, 2011
                     ------------------------------------------------------------------------------------------------------
UNDERLYING PORTFOLIO                                                                       Total
                                                                  Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                       Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                     Management  Other   Distribution Expense on    on Short    Fees &   Operating  or Expense   Operating
                        Fees    Expenses (12b-1) Fees Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES
 TRUST CONTINUED
 AST Balanced Asset
  Allocation           0.15%     0.01%      0.00%        0.00%       0.00%       0.85%     1.01%       0.00%       1.01%
 AST Blackrock
  Global Strategies    1.00%     0.15%      0.00%        0.00%       0.00%       0.02%     1.17%       0.00%       1.17%
 AST Blackrock Value   0.85%     0.12%      0.00%        0.00%       0.00%       0.00%     0.97%       0.00%       0.97%
 AST Bond Portfolio
   2016/ 1/            0.64%     0.34%      0.00%        0.00%       0.00%       0.00%     0.98%       0.00%       0.98%
 AST Bond Portfolio
   2018/ 1/            0.64%     0.14%      0.00%        0.00%       0.00%       0.00%     0.78%       0.00%       0.78%
 AST Bond Portfolio
   2019/ 1/            0.64%     0.31%      0.00%        0.00%       0.00%       0.00%     0.95%       0.00%       0.95%
 AST Bond Portfolio
   2020/ 1/            0.64%     0.32%      0.00%        0.00%       0.00%       0.00%     0.96%       0.00%       0.96%
 AST Bond Portfolio
   2021/ 1/            0.64%     0.14%      0.00%        0.00%       0.00%       0.00%     0.78%       0.00%       0.78%
 AST Bond Portfolio
   2022/ 1/            0.64%     0.27%      0.00%        0.00%       0.00%       0.00%     0.91%       0.00%       0.91%
 AST Bond Portfolio
   2023/ 1/            0.64%     0.34%      0.00%        0.00%       0.00%       0.00%     0.98%       0.00%       0.98%
 AST Capital Growth
  Asset Allocation     0.15%     0.01%      0.00%        0.00%       0.00%       0.88%     1.04%       0.00%       1.04%
 AST CLS Moderate
  Asset Allocation     0.30%     0.02%      0.00%        0.00%       0.00%       0.71%     1.03%       0.00%       1.03%
 AST Cohen & Steers
  Realty               1.00%     0.14%      0.00%        0.00%       0.00%       0.00%     1.14%       0.00%       1.14%
 AST Federated
  Aggressive Growth    0.95%     0.17%      0.00%        0.00%       0.00%       0.00%     1.12%       0.00%       1.12%
 AST FI Pyramis(R)
  Asset Allocation/
  7/                   0.85%     0.20%      0.00%        0.24%       0.04%       0.00%     1.33%       0.00%       1.33%
 AST First Trust
  Balanced Target      0.85%     0.13%      0.00%        0.00%       0.00%       0.00%     0.98%       0.00%       0.98%
 AST First Trust
  Capital
  Appreciation
  Target               0.85%     0.13%      0.00%        0.00%       0.00%       0.00%     0.98%       0.00%       0.98%
 AST Franklin
  Templeton
  Founding Funds
  Allocation/ 2/       0.95%     0.16%      0.00%        0.00%       0.00%       0.00%     1.11%      -0.01%       1.10%
 AST Global Real
  Estate               1.00%     0.18%      0.00%        0.00%       0.00%       0.00%     1.18%       0.00%       1.18%
 AST Goldman Sachs
  Concentrated
  Growth               0.90%     0.12%      0.00%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST Goldman Sachs
  Large-Cap Value      0.75%     0.12%      0.00%        0.00%       0.00%       0.00%     0.87%       0.00%       0.87%
 AST Goldman Sachs
  Mid-Cap Growth       1.00%     0.13%      0.00%        0.00%       0.00%       0.00%     1.13%       0.00%       1.13%
 AST Goldman Sachs
  Small-Cap Value      0.95%     0.15%      0.00%        0.00%       0.00%       0.09%     1.19%       0.00%       1.19%
 AST High Yield        0.75%     0.13%      0.00%        0.00%       0.00%       0.00%     0.88%       0.00%       0.88%
 AST Horizon Growth
  Asset Allocation     0.30%     0.02%      0.00%        0.00%       0.00%       0.78%     1.10%       0.00%       1.10%
 AST Horizon
  Moderate Asset
  Allocation           0.30%     0.02%      0.00%        0.00%       0.00%       0.71%     1.03%       0.00%       1.03%
 AST International
  Growth               1.00%     0.15%      0.00%        0.00%       0.00%       0.00%     1.15%       0.00%       1.15%
 AST International
  Value                1.00%     0.15%      0.00%        0.00%       0.00%       0.00%     1.15%       0.00%       1.15%
 AST Investment
  Grade Bond/ 1/       0.64%     0.11%      0.00%        0.00%       0.00%       0.00%     0.75%       0.00%       0.75%
 AST Jennison Large
  Cap Growth           0.90%     0.12%      0.00%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST Jennison Large
  Cap Value            0.75%     0.12%      0.00%        0.00%       0.00%       0.00%     0.87%       0.00%       0.87%

---------------------------------------------------------------------------------------------------------------------------
                                                  UNDERLYING MUTUAL FUND
                                                 PORTFOLIO ANNUAL EXPENSES

                                                 (as a percentage of the
                                                average net assets of the
                                                  underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------
                                                      For the year ended December 31, 2011
                     ------------------------------------------------------------------------------------------------------
UNDERLYING PORTFOLIO                                                                       Total
                                                                  Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                       Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                     Management  Other   Distribution Expense on    on Short    Fees &   Operating  or Expense   Operating
                        Fees    Expenses (12b-1) Fees Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES
 TRUST CONTINUED
 AST JP Morgan
  International
  Equity               0.88%     0.17%      0.00%        0.00%       0.00%       0.00%     1.05%       0.00%       1.05%
 AST JP Morgan
  Strategic
  Opportunities        1.00%     0.16%      0.00%        0.10%       0.01%       0.00%     1.27%       0.00%       1.27%
 AST Large Cap Value   0.75%     0.12%      0.00%        0.00%       0.00%       0.00%     0.87%       0.00%       0.87%
 AST Lord Abbett
  Core Fixed
  Income/ 3/           0.80%     0.13%      0.00%        0.00%       0.00%       0.00%     0.93%      -0.11%       0.82%
 AST Marsico
  Capital Growth       0.90%     0.12%      0.00%        0.00%       0.00%       0.00%     1.02%       0.00%       1.02%
 AST MFS Global
  Equity               1.00%     0.20%      0.00%        0.00%       0.00%       0.00%     1.20%       0.00%       1.20%
 AST MFS Growth        0.90%     0.13%      0.00%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST Mid-Cap Value     0.95%     0.14%      0.00%        0.00%       0.00%       0.00%     1.09%       0.00%       1.09%
 AST Money Market      0.50%     0.12%      0.00%        0.00%       0.00%       0.00%     0.62%       0.00%       0.62%
 AST Neuberger
  Berman/ LSV
  Mid-Cap Value        0.90%     0.14%      0.00%        0.00%       0.00%       0.00%     1.04%       0.00%       1.04%
 AST Neuberger
  Berman Core Bond/
  4/                   0.70%     0.17%      0.00%        0.00%       0.00%       0.00%     0.87%      -0.01%       0.86%
 AST Neuberger
  Berman Mid-Cap
  Growth               0.90%     0.13%      0.00%        0.00%       0.00%       0.00%     1.03%       0.00%       1.03%
 AST New Discovery
  Asset Allocation/
  5/                   0.85%     0.26%      0.00%        0.00%       0.00%       0.00%     1.11%      -0.03%       1.08%
 AST Parametric
  Emerging Markets
  Equity               1.10%     0.35%      0.00%        0.00%       0.00%       0.00%     1.45%       0.00%       1.45%
 AST PIMCO Limited
  Maturity Bond        0.65%     0.13%      0.00%        0.00%       0.00%       0.00%     0.78%       0.00%       0.78%
 AST PIMCO Total
  Return Bond          0.65%     0.12%      0.00%        0.00%       0.00%       0.00%     0.77%       0.00%       0.77%
 AST Preservation
  Asset Allocation     0.15%     0.01%      0.00%        0.00%       0.00%       0.80%     0.96%       0.00%       0.96%
 AST Prudential
  Core Bond/ 4/        0.70%     0.14%      0.00%        0.00%       0.00%       0.00%     0.84%      -0.03%       0.81%
 AST QMA US Equity
  Alpha                1.00%     0.17%      0.00%        0.25%       0.24%       0.00%     1.66%       0.00%       1.66%
 AST Quantitative
  Modeling             0.25%     0.30%      0.00%        0.00%       0.00%       0.87%     1.42%       0.00%       1.42%
 AST Schroders
  Global Tactical      0.95%     0.14%      0.00%        0.00%       0.00%       0.15%     1.24%       0.00%       1.24%
 AST Schroders
  Multi-Asset World
  Strategies           1.10%     0.14%      0.00%        0.00%       0.00%       0.00%     1.24%       0.00%       1.24%
 AST Small-Cap
  Growth               0.90%     0.14%      0.00%        0.00%       0.00%       0.00%     1.04%       0.00%       1.04%
 AST Small-Cap Value   0.90%     0.14%      0.00%        0.00%       0.00%       0.03%     1.07%       0.00%       1.07%
 AST T. Rowe Price
  Asset Allocation     0.85%     0.13%      0.00%        0.00%       0.00%       0.00%     0.98%       0.00%       0.98%
 AST T. Rowe Price
  Equity Income        0.75%     0.16%      0.00%        0.00%       0.00%       0.00%     0.91%       0.00%       0.91%
 AST T. Rowe Price
  Global Bond          0.80%     0.18%      0.00%        0.00%       0.00%       0.00%     0.98%       0.00%       0.98%
 AST T. Rowe Price
  Large Cap Growth     0.88%     0.12%      0.00%        0.00%       0.00%       0.00%     1.00%       0.00%       1.00%
 AST T. Rowe Price
  Natural Resources    0.90%     0.14%      0.00%        0.00%       0.00%       0.00%     1.04%       0.00%       1.04%

---------------------------------------------------------------------------------------------------------------------------
                                                  UNDERLYING MUTUAL FUND
                                                 PORTFOLIO ANNUAL EXPENSES

                                                 (as a percentage of the
                                                average net assets of the
                                                  underlying Portfolios)
---------------------------------------------------------------------------------------------------------------------------
                                                      For the year ended December 31, 2011
                     ------------------------------------------------------------------------------------------------------
UNDERLYING PORTFOLIO                                                                       Total
                                                                  Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                       Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                     Management  Other   Distribution Expense on    on Short    Fees &   Operating  or Expense   Operating
                        Fees    Expenses (12b-1) Fees Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------
ADVANCED SERIES
 TRUST CONTINUED
 AST Wellington
  Management Hedged
  Equity               1.00%     0.14%      0.00%        0.00%       0.00%       0.00%     1.14%       0.00%       1.14%
 AST Western Asset
  Core Plus Bond       0.70%     0.13%      0.00%        0.00%       0.00%       0.00%     0.83%       0.00%       0.83%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST/ 6/
 Franklin Templeton
  VIP Founding
  Funds Allocation
  Fund - Class 4       0.00%     0.11%      0.35%        0.00%       0.00%       0.65%     1.11%       0.01%       1.10%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
PROFUND VP
 Consumer Goods        0.75%     0.82%      0.25%        0.00%       0.00%       0.00%     1.82%       0.14%       1.68%
 Consumer Services     0.75%     0.94%      0.25%        0.00%       0.00%       0.00%     1.94%       0.26%       1.68%
 Financials            0.75%     0.80%      0.25%        0.00%       0.00%       0.00%     1.80%       0.12%       1.68%
 Health Care           0.75%     0.77%      0.25%        0.00%       0.00%       0.00%     1.77%       0.09%       1.68%
 Industrials           0.75%     0.90%      0.25%        0.00%       0.00%       0.00%     1.90%       0.22%       1.68%
 Large-Cap Growth      0.75%     0.84%      0.25%        0.00%       0.00%       0.00%     1.84%       0.16%       1.68%
 Large-Cap Value       0.75%     0.85%      0.25%        0.00%       0.00%       0.00%     1.85%       0.17%       1.68%
 Mid-Cap Growth        0.75%     0.81%      0.25%        0.00%       0.00%       0.00%     1.81%       0.13%       1.68%
 Mid-Cap Value         0.75%     0.84%      0.25%        0.00%       0.00%       0.03%     1.87%       0.16%       1.71%
 Real Estate           0.75%     0.77%      0.25%        0.00%       0.00%       0.00%     1.77%       0.09%       1.68%
 Small-Cap Growth      0.75%     0.86%      0.25%        0.00%       0.00%       0.00%     1.86%       0.18%       1.68%
 Small-Cap Value       0.75%     0.94%      0.25%        0.00%       0.00%       0.02%     1.96%       0.26%       1.70%
 Telecommunications    0.75%     0.82%      0.25%        0.00%       0.00%       0.00%     1.82%       0.14%       1.68%
 Utilities             0.75%     0.80%      0.25%        0.00%       0.00%       0.00%     1.80%       0.12%       1.68%



 1 The Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio's investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, distribution fees, acquired fund fees and expenses and extraordinary expenses) do not exceed 1.00% of the Portfolio's average daily net assets through April 30, 2013. This arrangement may not be terminated or modified prior to April 30, 2013, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after April 30, 2013 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 2 The Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, underlying fund fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.10% of the average daily net assets of the Portfolio through June 30, 2014. This expense limitation may not be terminated or modified prior to June 30, 2014, but may be discontinued or modified thereafter.
 3 The Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive a portion of their investment management fee, so that the effective management fee rate paid by the Portfolio is as follows: 0.70% to $500 million of average daily net assets; 0.675% over $500 million in average daily net assets up to and including $1 billion in average daily net assets; and 0.65% over $1 billion in average daily net assets. This arrangement may not be terminated or modified prior to June 30, 2014, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the arrangement after June 30, 2014 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 4 Prudential Investments LLC and AST Investment Services, Inc. (together, the Investment Managers) have contractually agreed to waive a portion of their investment management fees so that the Portfolio's investment management fee would equal 0.70% of the Portfolio's first $500 million of average daily net assets, 0.675% of the Portfolio's average daily net assets between $500 million and $1 billion, and 0.65% of the Portfolio's average daily net assets in excess of $1 billion through May 1, 2014. This contractual investment management fee waiver may not be terminated or modified prior to May 1, 2014, but may be discontinued or modified thereafter. The decision on whether to renew, modify, or discontinue this expense limitation after May 1, 2014 will be subject to review by the Investment Managers and the Board of Trustees of the Trust.
 5 The Investment Managers (Prudential Investments LLC and AST Investment Services, Inc.) have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses, so that the investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, distribution fees, acquired fund fees and expenses, and extraordinary expenses) for the Portfolio do not exceed 1.08% of its average daily net assets through June 30, 2013. This expense limitation may not be terminated or modified prior to June 30, 2013, and may be discontinued or modified thereafter. The decision on whether to renew, modify or discontinue the expense limitation after June 30, 2013 will be subject to review by the Investment Managers and the Fund's Board of Trustees.
 6 The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund so that common annual Fund operating expenses (i.e., a combination of fund administration fees and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.10% (other than certain non-routine expenses or costs, including, but not limited to, those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2013. The Fund does not pay management fees but will directly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' annualized expenses. The Fund is not available as an investment option to Owners who purchase an Annuity on or after April 30, 2012. Owners who have purchased an Annuity prior to April 30, 2012 and have invested in the Fund at any time since they have owned their Annuity, may continue to allocate Purchase Payments to the Fund after this date, including through Dollar Cost Averaging, Automatic Rebalancing, or comparable programs. However, Owners should be aware that all monies that they have invested in the Fund are scheduled to be transferred to the AST Franklin Templeton Founding Funds Allocation Portfolio by way of a fund substitution anticipated to take place in June 2012, pending the receipt of the necessary regulatory approvals. Once the fund substitution is completed, the Fund will no longer be available for investments by any Owners.
 7  Pyramis is a registered service mark of FMR LLC. Used under license.

                               EXPENSE EXAMPLES

 These examples are intended to help you compare the cost of investing in one Allstate Life Annuity with the cost of investing in other Allstate Life Annuities and/or other variable annuities. Below are examples for each Annuity showing what you would pay in expenses at the end of the stated time periods if you invested $10,000 in the Annuity and your investment had a 5% return each year.

 The examples reflect the following fees and charges for each Annuity as described in "Summary of Contract Fees and Charges":
   .   Insurance Charge.
   .   Contingent Deferred Sales Charge (when and if applicable)
   .   Annual Maintenance Fee
   .   The maximum combination of optional benefits charges

 The examples also assume the following for the period shown:

   . You allocate all of your Account Value to the Sub-account with the maximum gross total operating expenses for 2011, and those expenses remain the same each year*

   .   You make no withdrawals of Account Value
   .   You make no transfers, or other transactions for which we charge a fee
   .   No tax charge applies
   . You elect the TrueIncome - Highest Daily 7 and the Combination 5% Roll-Up and HAV Death Benefit (the maximum combination of optional benefit charges). The maximum charge, rather than the current charge, is deducted for these benefits in the examples.
   . For the X Series example, expense example calculations are not adjusted to reflect the Purchase Credit. If the Purchase Credit were reflected in the calculations, expenses would be higher.
   .   For the X Series example, the Longevity Credit does not apply.

 Amounts shown in the examples are rounded to the nearest dollar.

 * Note: Not all Portfolios offered as Sub-accounts may be available depending on optional benefit selection, the applicable jurisdiction and selling form.

 THE EXAMPLES ARE ILLUSTRATIVE ONLY - THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE PORTFOLIOS - ACTUAL EXPENSES WILL BE LESS THAN THOSE SHOWN DEPENDING UPON WHICH OPTIONAL BENEFIT YOU ELECT OTHER THAN INDICATED IN THE EXAMPLES OR IF YOU ALLOCATE ACCOUNT VALUE TO ANY OTHER AVAILABLE SUB-ACCOUNTS.

 EXPENSE EXAMPLES ARE PROVIDED AS FOLLOWS:

 IF YOU SURRENDER YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD:


                                1 YR  3 YRS  5 YRS  10 YRS
                     -------------------------------------
                     B SERIES  $1,184 $1,970 $2,781 $5,129
                     -------------------------------------
                     L SERIES  $1,217 $2,166 $2,634 $5,396
                     -------------------------------------
                     X SERIES  $1,422 $2,379 $3,255 $5,433
                     -------------------------------------


 IF YOU ANNUITIZE YOUR ANNUITY AT THE END OF THE APPLICABLE TIME PERIOD: /1/


                                 1 YR 3 YRS 5 YRS  10 YRS
                       ----------------------------------
                       B SERIES  N/A   N/A  $2,481 $5,129
                       ----------------------------------
                       L SERIES  N/A   N/A  $2,634 $5,396
                       ----------------------------------
                       X SERIES  N/A   N/A  $2,655 $5,433
                       ----------------------------------


 IF YOU DO NOT SURRENDER YOUR ANNUITY:


                                1 YR 3 YRS  5 YRS  10 YRS
                      -----------------------------------
                      B SERIES  $484 $1,470 $2,481 $5,129
                      -----------------------------------
                      L SERIES  $517 $1,566 $2,634 $5,396
                      -----------------------------------
                      X SERIES  $522 $1,579 $2,655 $5,433
                      -----------------------------------


 1  You may not annuitize in the first three (3) Annuity Years.

 A Table of accumulation values appears in Appendix A to this Prospectus.

                                    SUMMARY

        Allstate RetirementAccess Variable Annuity B Series ("B Series") Allstate RetirementAccess Variable Annuity L Series ("L Series") Allstate RetirementAccess Variable Annuity X Series ("X Series")

 This Summary describes key features of the variable annuities described in this prospectus. It is intended to help give you an overview, and to point you to sections of the prospectus that provide greater detail. This Summary is intended to supplement the prospectus, so you should not rely on the Summary alone for all the information you need to know before purchase. You should read the entire prospectus for a complete description of the variable annuities. Your financial advisor can also help you if you have questions.

 WHAT IS A VARIABLE ANNUITY? A variable annuity is a contract between you and an insurance company. It is designed to help you save money for retirement, and provide income during your retirement. With the help of your financial advisor, you choose how to invest your money within your annuity. Any allocation that is recommended to you by your financial professional may be different than automatic asset transfers that may be made under the Annuity, such as under a pre-determined mathematical formula used with an optional living benefit. The value of your annuity will rise or fall depending on whether the investment options you choose perform well or perform poorly. Investing in a variable annuity involves risk and you can lose your money. By the same token, investing in a variable annuity can provide you with the opportunity to grow your money through participation in mutual fund-type investments. Your financial professional will help you choose your investment options based on your tolerance for risk and your needs.

 Variable annuities also offer a variety of optional guarantees to receive an income for life, or death benefits for your beneficiaries, or minimum account value guarantees. These benefits provide a degree of insurance in the event your annuity performs poorly. These optional benefits are available for an extra cost, and are subject to limitations and conditions more fully described later in this prospectus. The guarantees are based on the long-term financial strength of the insurance company.

 WHAT DOES IT MEAN THAT MY VARIABLE ANNUITY IS "TAX-DEFERRED"? Because variable annuities are issued by an insurance company, you pay no taxes on any earnings from your annuity until you withdraw the money. You may also transfer among your investment options without paying a tax at the time of the transfer. Until you withdraw the money, tax deferral allows you to keep money invested that would otherwise go to pay taxes. When you take your money out of the variable annuity, however, you will be taxed on the earnings at ordinary income tax rates rather than lower capital gains rates. If you withdraw earnings before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.

 You could purchase one of our variable annuities as a tax-qualified retirement investment such as an IRA, SEP-IRA, or Roth IRA. Although there is no additional tax advantage to a variable annuity held through one of these plans, you may desire the variable annuities' other features such as guaranteed lifetime income payments or death benefits for use within these plans.

 WHAT VARIABLE ANNUITIES ARE OFFERED IN THIS PROSPECTUS? This prospectus describes the variable annuities listed below. The annuities differ primarily in how fees are deducted, the investment options offered, and whether the annuity provides credits in certain circumstances. The annuities described in this prospectus are:
..   Allstate RetirementAccess Variable Annuity B Series ("B Series")
..   Allstate RetirementAccess Variable Annuity L Series ("L Series")
..   Allstate RetirementAccess Variable Annuity X Series ("X Series")

 See Appendix B "Selecting the Variable Annuity That's Right For You," for a side-by-side comparison of the key features of each of these annuities.

 HOW DO I PURCHASE ONE OF THE VARIABLE ANNUITIES? These Annuities are no longer available for new purchases. Our eligibility criteria for purchasing the Annuities are as follows:

                  PRODUCT   MAXIMUM AGE FOR  MINIMUM INITIAL
                            INITIAL PURCHASE PURCHASE PAYMENT
                  -------------------------------------------
                  B SERIES         85             $1,000
                  -------------------------------------------
                  X SERIES         75            $10,000
                  -------------------------------------------
                  L SERIES         85            $10,000
                  -------------------------------------------

 The "Maximum Age for Initial Purchase" applies to the oldest owner as of the day we would issue the annuity. If the annuity is to be owned by an entity, the maximum age applies to the annuitant as of the day we would issue the annuity. The availability and level of protection of certain optional benefits may also vary based on the age of the owner or annuitant on the issue date of the annuity, the date the benefit is elected, or the date of the owner's death. Please see the section entitled "Living Benefits" and "Death Benefit" for additional information on these benefits.

 You may make additional payments of at least $100 into your annuity at any time, subject to maximums allowed by us and as provided by law.

 After you purchase your annuity you will have usually ten days to examine it and cancel it if you change your mind for any reason. The period of time and the amount returned to you is dictated by State law and is stated on the front cover of your contract. You must cancel your Annuity in writing (referred to as the "freelook period").

 See "What Are the Requirements for Purchasing One of the Annuities" for more detail.


 WHERE SHOULD I INVEST MY MONEY? With the help of your financial professional, you choose where to invest your money within the Annuity. You may choose from a variety of investment options ranging from conservative to aggressive. Certain optional benefits may limit your ability to invest in the investment options otherwise available to you under the Annuity. These investment options participate in mutual fund investments that are kept in a separate account from our other general assets. Although you may recognize some of the names of the money managers, these investment options are designed for variable annuities and are not the same mutual funds available to the general public. You can decide on a mix of investment options that suit your goals. Or, you can choose one of our investment options that participates in several mutual funds according to a specified goal such as balanced asset allocation, or capital growth asset allocation. If you select certain optional benefits, we may limit the investment you may elect. Each of the underlying mutual funds is described by its own prospectus, which you should read before investing. There is no assurance that any investment option will meet its investment objective.


 You may also allocate money to a fixed rate account that earns interest guaranteed by our general assets. We also offer programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.

 See "Investment Options," and "Managing your Account Value."

 HOW CAN I RECEIVE INCOME FROM MY ANNUITY? You can receive income by taking withdrawals or electing annuity payments. If you take withdrawals, you should plan them carefully, because withdrawals may be subject to tax (see "Tax Considerations"), and may be subject to a contingent deferred sales charge (discussed below). You may withdraw up to 10% of your investment each year without being subject to a contingent deferred sales charge.

 You may elect to receive income through annuity payments over your lifetime, also called "annuitization". This option may appeal to those who worry about outliving their Account Value through withdrawals. If you elect to receive annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an account value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs, and you can trade off the benefits and costs that make sense for you. For example, some of our annuity options allow for withdrawals, and some provide a death benefit, while others guarantee payments for life without a death benefit or the ability to make withdrawals.

 See "Access to Account Value."


 OPTIONS FOR GUARANTEED LIFETIME WITHDRAWALS. We offer optional benefits for an additional fee that guarantee your ability to take withdrawals for life as a percentage of an initial guaranteed benefit base, even after your Account Value falls to zero. The Account Value has no guarantees, may fluctuate, and can lose value. These benefits may appeal to you if you wish to maintain flexibility and control over your Account Value (instead of converting it to an annuity stream) and want the assurance of predictable income. If you withdraw more than the allowable amount during any year, your future level of guaranteed withdrawals decreases.


 Some of the benefits utilize predetermined transfer formulas to help us manage your guarantee through all market cycles. Please see applicable optional benefits section as well as the Appendices to this prospectus for more information on the formulas.

 In the Living Benefits section, we describe guaranteed minimum withdrawal benefits that allow you to withdraw a specified amount each year for life (or joint lives, for the spousal version of the benefit). Please be aware that if you withdraw more than that amount in a given year (i.e., excess income), that may permanently reduce the guaranteed amount you can withdraw in future years. Thus, you should think carefully before taking such excess income.

 These benefits contain detailed provisions, so please see the following sections of the prospectus for complete details:

..   TrueIncome*
..   TrueIncome - Spousal*
..   TrueIncome - Highest Daily*
..   TrueIncome - Highest Daily 7*
..   TrueIncome - Spousal Highest Daily 7*

 *  No longer available for new elections.

 OPTIONS FOR GUARANTEED ACCUMULATION. We offer an optional benefit called TrueAccumulation - Highest Daily for an additional fee that guarantees your account value to a certain level after a period of years. As part of this benefit you are required to invest only in certain permitted investment options. Please see applicable optional benefit section as well as the Appendices of this prospectus for more information on the formula.

 This benefit contains detailed provisions, so please see the following section of the prospectus for complete details:
..   TrueAccumulation - Highest Daily**

 ** No longer available for new elections.

 WHAT HAPPENS TO MY ANNUITY UPON DEATH? You may name a beneficiary to receive the proceeds of your annuity upon your death. Your annuity must be distributed within the time periods required by the tax laws. Each of our annuities offers a basic death benefit. The basic death benefit provides your beneficiaries with the greater of your purchase payments less all proportional withdrawals or your value in the annuity at the time of death.

 We also have an optional death benefit for an additional charge:
   .   COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT:
       Offers the greatest of the basic death benefit, the highest anniversary value death benefit described above, and a value assuming 5% growth of your investment adjusted for withdrawals.

 Each death benefit has certain age restrictions. For the X Series, there is an adjustment for any Purchase Credits received within 12 months prior to death. Please see the "Death Benefit" section of the Prospectus for more information.

 HOW DO I RECEIVE CREDITS?
 With X Series, we apply a credit to your annuity each time you make a purchase payment. Because of the credits, the expenses of the X Series may be higher than other annuities that do not offer credits. The amount of the credit depends on your age at the time the purchase payment is made.

OLDEST OWNER'S AGE ON THE DATE THAT THE PURCHASE         PURCHASE CREDIT ON PURCHASE
       PAYMENT IS APPLIED TO THE ANNUITY          PAYMENTS AS THEY ARE APPLIED TO THE ANNUITY
----------------------------------------------------------------------------------------------
                    0 - 80                                          6.00%*
                    81 - 85                                         3.00%
----------------------------------------------------------------------------------------------

 * For X Series annuities issued prior to December 10, 2007, the credit applicable to ages 0 - 80 is 5%

 With X Series, we also apply a "longevity credit" at the end of your tenth anniversary and every anniversary thereafter. The credit is equal to 0.40% of purchase payments invested with us for more than nine years (less adjustments for any withdrawals). The credit will not apply if your annuity value is zero or less, if you have cumulatively withdrawn more than the amount of eligible purchase payments, or if you annuitize.

 Please see the section entitled "Managing Your Account Value" for more information.

 WHAT ARE THE ANNUITY'S FEES AND CHARGES?
 CONTINGENT DEFERRED SALES CHARGE: If you withdraw all or part of your annuity before the end of a period of years, we may deduct a contingent deferred sales charge, or "CDSC". The CDSC is calculated as a percentage of your purchase payment being withdrawn, and the applicable CDSC percentage (as indicated in the table below) depends on the number of years that have elapsed since the Purchase Payment being withdrawn was made. The CDSC is different depending on which annuity you purchase:

              YR. 1 YR. 2 YR. 3 YR. 4 YR. 5 YR. 6 YR. 7 YR. 8 YR. 9 YR. 10+
    -----------------------------------------------------------------------
    B SERIES   7.0%  6.0%  5.0%  4.0%  3.0%  2.0%  1.0%  0.0%    --      --
    -----------------------------------------------------------------------
    L SERIES   7.0%  7.0%  6.0%  5.0%  0.0%    --    --    --    --      --
    -----------------------------------------------------------------------
    X SERIES   9.0%  8.5%  8.0%  7.0%  6.0%  5.0%  4.0%  3.0%  2.0%    0.0%

 Each year you may withdraw up to 10% of your purchase payments without the imposition of a CDSC. This free withdrawal feature does not apply when fully surrendering your annuity. We may also waive the CDSC under certain circumstances, such as for medically-related circumstances or taking required minimum distributions under a qualified contract.

 TRANSFER FEE: You may make 20 transfers between investment options each year free of charge. After the 20th transfer, we will charge $10.00 for each transfer. We do not consider transfers made as part of any Dollar Cost Averaging, Automatic Rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer. Any transfers made as a result of the mathematical formula used with an optional benefit will not count towards the total transfers allowed.

 ANNUAL MAINTENANCE FEE: Until you start annuity payments, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is the lesser of $35.00 or 2% of your Account Value. The Annual Maintenance Fee is only deducted if your Account Value is less than $100,000.

 TAX CHARGE: We may deduct a charge to reimburse us for taxes we may pay on premiums received in certain jurisdictions. The tax charge currently ranges up to 3 1/2% of your Purchase Payments or Account Value and is designed to approximate the taxes that we are required to pay.

 INSURANCE CHARGE: We deduct an Insurance Charge. It is an annual charge assessed on a daily basis. It is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The charge is assessed against the daily assets allocated to the Sub-accounts and depends on which annuity you hold:

                    FEE/CHARGE             B SERIES L SERIES X SERIES
          -----------------------------------------------------------
          MORTALITY & EXPENSE RISK CHARGE     1.00%    1.35%    1.40%
          -----------------------------------------------------------
          ADMINISTRATION CHARGE               0.15%    0.15%    0.15%
          -----------------------------------------------------------
          TOTAL INSURANCE CHARGE              1.15%    1.50%    1.55%

 CHARGES FOR OPTIONAL BENEFITS: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit Price for each Sub-account. For certain other optional benefits, such as TrueIncome - Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and taken out of the Sub-accounts periodically. Please refer to the section entitled "Summary of Contract Fees and Charges" for the list of charges for each Optional Benefit.

 SETTLEMENT SERVICE CHARGE: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a Settlement Service Charge, although the Insurance Charge no longer applies. The charge is assessed daily against the average assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.

 FEES AND EXPENSES INCURRED BY THE PORTFOLIOS: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios. Please see the "Fees and Charges" section of the Prospectus for more information.

 COSTS TO SELL AND ADMINISTER OUR VARIABLE ANNUITY: Your financial professional may receive a commission for selling one of our variable annuities to you. We may pay fees to your financial professional's broker dealer firm to cover costs of marketing or administration. These commissions and fees may incent your financial professional to sell our variable annuity instead of one offered by another company. We also receive fees from the mutual fund companies that offer the investment options for administrative costs and marketing. These fees may influence our decision to offer one family of funds over another. If you have any questions you may speak with your financial professional or us. See "General Information".

 OTHER INFORMATION: Please see the section entitled "General Information" for more information about our annuities, including legal information about our company, separate account, and underlying funds.

                              INVESTMENT OPTIONS

 WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

 Each variable investment option is a Sub-account of the Allstate Financial Advisors Separate Account I (see "What is the Separate Account" for more detailed information). Each Sub-account invests exclusively in one Portfolio. You should carefully read the prospectus for any Portfolio in which you are interested. The Investment Objectives/Policies Chart below classifies each of the Portfolios based on our assessment of their investment style (as of the date of this Prospectus). The chart also provides a description of each Portfolio's investment objective (in italics) and a short, summary description of their key policies to assist you in determining which Portfolios may be of interest to you. There is no guarantee that any Portfolio will meet its investment objective. The Portfolios that you select are your choice - we do not recommend or endorse any particular Portfolio.


 Not all portfolios offered as Sub-accounts may be available depending on optional benefit selection, which contract series you selected, the applicable jurisdiction and selling firm. Thus, if you selected particular optional benefits, you would be precluded from investing in certain Portfolios and therefore would not receive investment appreciation (or depreciation) affecting those Portfolios. You bear the investment risk for amounts allocated to the Portfolios. Please see the General Information section of this prospectus, under the heading concerning "Service Fees" for a discussion of fees that we may receive from underlying mutual funds and /or their affiliates.

 The name of the advisor/sub-advisor for each Portfolio appears next to the description. Those Portfolios whose name include the prefix "AST" are Portfolios of Advanced Series Trust. The Portfolios of Advanced Series Trust are co-managed by AST Investment Services, Inc. and Prudential Investments LLC, both of which are affiliated companies of The Prudential Insurance Company of America. However, a sub-advisor, as noted below, is engaged to conduct day-to-day management.

 The Portfolios are not publicly traded mutual funds. They are only available as investment options in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some cases, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same portfolio advisor or sub-advisor as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. Certain retail mutual funds may also have been modeled after a Portfolio. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the underlying mutual funds. THE CURRENT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE PORTFOLIOS CAN BE OBTAINED BY CALLING 1-866-695-2647.

 Beginning May 1, 2008, we will allow Owners of an L Series Annuity to invest in certain ProFund VP Portfolios. However, we will not allow Owners of a B Series or an X Series Annuity to invest in any ProFund VP Portfolios. Nor will we allow beneficiaries who acquire any of the Annuities on or after May 1, 2008 under the Beneficiary Continuation Option to invest in any ProFund VP Portfolios.

 Not all Portfolios offered as Sub-accounts are available if you elect certain optional benefits. The following table lists the currently allowable investment options when you choose certain optional benefits:



 IF YOU SELECT ANY ONE OF                THEN YOU MAY ONLY INVEST AMONG THE FOLLOWING SUB-ACCOUNTS
 THE FOLLOWING OPTIONAL BENEFITS:        (THE "PERMITTED SUB-ACCOUNTS"):
 TrueIncome                              AST Academic Strategies Asset Allocation Portfolio
 TrueIncome - Spousal                    AST Advanced Strategies Portfolio
 TrueIncome - Highest Daily              AST Balanced Asset Allocation Portfolio
 TrueIncome - Highest Daily 7            AST BlackRock Global Strategies Portfolio
 TrueIncome - Spousal Highest Daily 7    AST Capital Growth Asset Allocation Portfolio
 Highest Daily Value Death Benefit       AST CLS Moderate Asset Allocation Portfolio
                                         AST FI Pyramis(R) Asset Allocation Portfolio
                                         AST First Trust Balanced Target Portfolio
                                         AST First Trust Capital Appreciation Target Portfolio
                                         AST Franklin Templeton Founding Funds Allocation Portfolio
                                         AST Horizon Growth Asset Allocation Portfolio
                                         AST Horizon Moderate Asset Allocation Portfolio
                                         AST JPMorgan Strategic Opportunities Portfolio
                                         AST New Discovery Asset Allocation Portfolio
                                         AST Preservation Asset Allocation Portfolio
                                         AST Schroders Global Tactical Portfolio
                                         AST Schroders Multi-Asset World Strategies Portfolio
                                         AST T. Rowe Price Asset Allocation Portfolio
                                         AST Wellington Management Hedged Equity Portfolio
                                         Franklin Templeton VIP Founding Funds Allocation Fund
-----------------------------------------------------------------------------------------------------

 Under TrueAccumulation - Highest Daily, the Combination 5% Roll-up and HAV Death Benefit, and the Guaranteed Minimum Income Benefit, all Sub-accounts are permitted.


 Certain optional living benefits (e.g., TrueIncome Highest Daily 7) employ a predetermined mathematical formula, under which money is transferred between your chosen variable sub-accounts and a bond portfolio (e.g., the AST Investment Grade Bond Portfolio). You should be aware that the operation of the formula may result in large-scale asset flows into and out of your chosen Sub-accounts and the AST Investment Grade Bond Portfolio, which could subject those portfolios to certain risks and adversely impact their expenses and performance. Even if you do not elect an optional living benefit that employs a predetermined mathematical formula, the expenses, performance, and risk profile of your investment may be adversely impacted as described below to the extent you select Permitted Sub-accounts. The mathematical formula may adversely affect a portfolio's investment performance by requiring the sub-advisor to purchase and sell securities at inopportune times and by otherwise limiting the sub-advisor's ability to fully implement that portfolio's investment strategies. Because transfers to and from your chosen Sub-accounts and the AST Investment Grade Bond Portfolio can be frequent and the amount transferred can vary, any of these portfolios could experience the following additional effects, among others:

 (a)the sub-advisor may be required to hold a larger portion of assets in highly liquid securities than it otherwise would, which could diminish performance if the highly liquid securities underperform other securities (e.g., equities) that otherwise would have been held;
 (b)a portfolio may experience higher turnover, which could result in higher operating expense ratios and transaction costs for the portfolio compared to other similar funds; and,
 (c)if the sub-advisor must sell securities that are thinly-traded to satisfy redemption requests initiated pursuant to the formula, such sales could have a significant adverse impact on the price of such securities and the cash proceeds received by the portfolio.

 Please consult the prospectus for the applicable portfolio for additional information about these effects.


 Additional Information regarding these optional benefits can be found in the "Living Benefits" and "Death Benefit" sections of this Prospectus.

    -----------------------------------------------------------------------
     STYLE/       INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
    TYPE                                                   ADVISOR/
                                                          SUBADVISOR
    -----------------------------------------------------------------------
                      ADVANCED SERIES TRUST
    -----------------------------------------------------------------------
    ASSET      AST ACADEMIC STRATEGIES ASSET             AlphaSimplex
    ALLOCA     ALLOCATION PORTFOLIO: seeks long         Group, LLC; AQR
    TION       term capital appreciation. The               Capital
               Portfolio is a multi-asset class         Management, LLC
               fund that pursues both top-down         and CNH Partners,
               asset allocation strategies and               LLC;
               bottom-up selection of securities,        CoreCommodity
               investment managers, and mutual         Management, LLC;
               funds. Under normal circumstances,       First Quadrant,
               approximately 60% of the assets will     L.P.; Jennison
               be allocated to traditional asset        Associates LLC;
               classes (including US and                  J.P. Morgan
               international equities and bonds)          Investment
               and approximately 40% of the assets     Management, Inc.;
               will be allocated to nontraditional     Pacific Investment
               asset classes and strategies               Management
               (including real estate, commodities,       Company LLC
               and alternative strategies). Those          (PIMCO);
               percentages are subject to change at       Prudential
               the discretion of the advisor.          Investments LLC;
                                                         Quantitative
                                                          Management
                                                        Associates LLC
    -----------------------------------------------------------------------
    ASSET      AST ADVANCED STRATEGIES PORTFOLIO:          LSV Asset
    ALLOCA     seeks a high level of absolute             Management;
    TION       return by using traditional and          Marsico Capital
               non-traditional investment              Management, LLC;
               strategies and by investing in          Pacific Investment
               domestic and foreign equity and            Management
               fixed-income securities, derivative        Company LLC
               instruments and other investment            (PIMCO);
               companies. The Portfolio uses             Quantitative
               traditional and non-traditional            Management
               investment strategies by investing       Associates LLC;
               in domestic and foreign equity and        T. Rowe Price
               fixed-income securities, derivative     Associates, Inc.;
               instruments and other investment         William Blair &
               companies. The asset allocation           Company, LLC
               generally provides for an allotment
               of 60% of the portfolio's assets to
               a combination of domestic and
               international equity strategies and
               the remaining 40% of assets in a
               combination of U.S. fixed income,
               hedged international bond, real
               return assets and other investment
               companies. Quantitative Management
               Associates LLC allocates the assets
               of the portfolio across different
               investment categories and
               subadvisors.
    -----------------------------------------------------------------------
    ASSET      AST BALANCED ASSET ALLOCATION              Prudential
    ALLOCA     PORTFOLIO: seeks to obtain the          Investments LLC;
    TION       highest potential total return            Quantitative
               consistent with its specified level        Management
               of risk. The Portfolio primarily         Associates LLC
               invests its assets in a diversified
               portfolio of other mutual funds,
               within the Advanced Series Trust and
               certain affiliated money market
               funds. Under normal market
               conditions, the Portfolio will
               devote approximately 60% of its net
               assets to underlying portfolios
               investing primarily in equity
               securities (with a range of 52.5% to
               67.5%), and 40% of its net assets to
               underlying portfolios investing
               primarily in debt securities and
               money market instruments (with a
               range of 32.5% to 47.5%). The
               Portfolio is not limited to
               investing exclusively in shares of
               the underlying portfolios and may
               invest in securities, exchange
               traded funds (ETFs), and futures
               contracts, swap agreements and other
               financial and derivative instruments.
    -----------------------------------------------------------------------
    ASSET      AST BLACKROCK GLOBAL STRATEGIES             BlackRock
    ALLOCA     PORTFOLIO: seeks a high total return        Financial
    TION       consistent with a moderate level of     Management, Inc.
               risk. The Portfolio is a global,
               multi asset-class portfolio that
               invests directly in, among other
               things, equity and equity-related
               securities, investment grade debt
               securities (including, without
               limitation, U.S. Treasuries and U.S.
               government securities),
               non-investment grade bonds (also
               known as "high yield bonds" or "junk
               bonds"), real estate investment
               trusts (REITs), exchange traded
               funds (ETFs), and derivative
               instruments, including
               commodity-linked derivative
               instruments.
    -----------------------------------------------------------------------

      STYLE/        INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
       TYPE                                                ADVISOR/
                                                          SUBADVISOR
     ---------------------------------------------------------------------
     LARGE CAP   AST BLACKROCK VALUE PORTFOLIO: seeks      BlackRock
       VALUE     maximum growth of capital by             Investment
                 investing primarily in the value       Management, LLC
                 stocks of larger companies. The
                 Portfolio pursues its objective,
                 under normal market conditions, by
                 investing at least 80% of the value
                 of its assets in the equity
                 securities of large-sized companies
                 included in the Russell 1000(R)
                 Value Index. The subadvisor employs
                 an investment strategy designed to
                 maintain a portfolio of equity
                 securities which approximates the
                 market risk of those stocks included
                 in the Russell 1000(R) Value Index,
                 but which attempts to outperform the
                 Russell 1000(R) Value Index through
                 active stock selection.
     ---------------------------------------------------------------------
       FIXED     AST BOND PORTFOLIO 2016: seeks the       Prudential
      INCOME     highest total return for a specific      Investment
                 period of time, consistent with the    Management, Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on
                 December 31, 2016. Please note that
                 you may not make purchase payments
                 to this Portfolio, and that this
                 Portfolio is available only with
                 certain living benefits.
     ---------------------------------------------------------------------
       FIXED     AST BOND PORTFOLIO 2018: seeks the       Prudential
      INCOME     highest total return for a specific      Investment
                 period of time, consistent with the    Management, Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on
                 December 31, 2018. Please note that
                 you may not make purchase payments
                 to this Portfolio, and that this
                 Portfolio is available only with
                 certain living benefits.
     ---------------------------------------------------------------------
       FIXED     AST BOND PORTFOLIO 2019: seeks the       Prudential
      INCOME     highest total return for a specific      Investment
                 period of time, consistent with the    Management, Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on
                 December 31, 2019. Please note that
                 you may not make purchase payments
                 to this Portfolio, and that this
                 Portfolio is available only with
                 certain living benefits.
     ---------------------------------------------------------------------
       FIXED     AST BOND PORTFOLIO 2020: seeks the       Prudential
      INCOME     highest total return for a specific      Investment
                 period of time, consistent with the    Management, Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on
                 December 31, 2020. Please note that
                 you may not make purchase payments
                 to this Portfolio, and that this
                 Portfolio is available only with
                 certain living benefits.
     ---------------------------------------------------------------------
       FIXED     AST BOND PORTFOLIO 2021: seeks the       Prudential
      INCOME     highest total return for a specific      Investment
                 period of time, consistent with the    Management, Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on
                 December 31, 2021. Please note that
                 you may not make purchase payments
                 to this Portfolio, and that this
                 Portfolio is available only with
                 certain living benefits.
     ---------------------------------------------------------------------
       FIXED     AST BOND PORTFOLIO 2022: seeks the       Prudential
      INCOME     highest total return for a specific      Investment
                 period of time, consistent with the    Management, Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on
                 December 31, 2022. Please note that
                 you may not make purchase payments
                 to this Portfolio, and that this
                 Portfolio is available only with
                 certain living benefits.
     ---------------------------------------------------------------------
       FIXED     AST BOND PORTFOLIO 2023: seeks the       Prudential
      INCOME     highest total return for a specific      Investment
                 period of time, consistent with the    Management, Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on
                 December 31, 2023. Please note that
                 you may not make purchase payments
                 to this Portfolio, and that this
                 Portfolio is available only with
                 certain living benefits.
     ---------------------------------------------------------------------

    STYLE/        INVESTMENT OBJECTIVES/POLICIES            PORTFOLIO
     TYPE                                                   ADVISOR/
                                                           SUBADVISOR
   --------------------------------------------------------------------------
     ASSET     AST CAPITAL GROWTH ASSET ALLOCATION         Prudential
    ALLOCA-    PORTFOLIO: seeks to obtain a total       Investments LLC;
     TION      return consistent with its specified       Quantitative
               level of risk. The Portfolio                Management
               primarily invests its assets in a         Associates LLC
               diversified portfolio of other
               mutual funds, within the Advanced
               Series Trust and certain affiliated
               money market funds. Under normal
               market conditions, the Portfolio
               will devote approximately 75% of its
               net assets to underlying portfolios
               investing primarily in equity
               securities (with a range of 67.5% to
               80%), and 25% of its net assets to
               underlying portfolios investing
               primarily in debt securities and
               money market instruments (with a
               range of 20.0% to 32.5%). The
               Portfolio is not limited to
               investing exclusively in shares of
               the underlying portfolios and may
               invest in securities, exchange
               traded funds (ETFs), and futures
               contracts, swap agreements and other
               financial and derivative instruments.
   --------------------------------------------------------------------------
     ASSET     AST CLS MODERATE ASSET ALLOCATION        CLS Investments,
    ALLOCA-    PORTFOLIO: seeks the highest                    LLC
     TION      potential total return consistent
               with its specified level of risk
               tolerance. Under normal
               circumstances, at least 90% of the
               Portfolio's assets will be invested
               in other portfolios of Advanced
               Series Trust (the underlying
               portfolios) while no more than 10%
               of the Portfolio's assets may be
               invested in exchange traded funds
               (ETFs). Under normal market
               conditions, the Portfolio will
               invest approximately 50% of its net
               assets to equity securities and
               approximately 50% of its net assets
               to debt securities and money market
               instruments. The equity portion may
               range from 40% to 60% of net assets
               to underlying portfolios and ETFs
               investing primarily in equity
               securities, and from 40% to 60% of
               net assets to underlying portfolios
               and ETFs investing primarily in
               money market instruments and debt
               securities, which may include
               non-investment grade bonds.
               "Non-investment grade bonds" are
               commonly referred to as "junk bonds".
   --------------------------------------------------------------------------
   SPECIALTY   AST COHEN & STEERS REALTY PORTFOLIO:      Cohen & Steers
               seeks to maximize total return                Capital
               through investment in real estate        Management, Inc.
               securities. The Portfolio pursues
               its investment objective by
               investing, under normal
               circumstances, at least 80% of its
               net assets in securities issued by
               companies associated with the real
               estate industry, such as real estate
               investment trusts (REITs). Under
               normal circumstances, the Portfolio
               will invest substantially all of its
               assets in the equity securities of
               real estate related issuers, i.e., a
               company that derives at least 50% of
               its revenues from the ownership,
               construction, financing, management
               or sale of real estate or that has
               at least 50% of its assets in real
               estate.
   --------------------------------------------------------------------------
   SMALL CAP   AST FEDERATED AGGRESSIVE GROWTH          Federated Equity
    GROWTH     PORTFOLIO: seeks capital growth. The        Management
               Portfolio pursues its investment            Company of
               objective by investing primarily in        Pennsylvania/
               the stocks of small companies that       Federated Global
               are traded on national security             Investment
               exchanges, NASDAQ stock exchange and     Management Corp.
               the over- the-counter-market. Small
               companies are defined as companies
               with market capitalizations similar
               to companies in the Russell 2000
               Index and S&P 600 Small Cap Index.
   --------------------------------------------------------------------------
     ASSET     AST FI PYRAMIS(R) ASSET ALLOCATION        Pyramis Global
    ALLOCA-    PORTFOLIO: seeks to maximize total        Advisors, LLC a
     TION      return. In seeking to achieve the            Fidelity
               Portfolio's investment objective,           Investments
               the Portfolio's assets are allocated          Company
               across eight uniquely specialized
               investment strategies. The Portfolio
               has five strategies that invest
               primarily in equity securities, two
               fixed-income strategies (the Broad
               Market Duration Strategy and the
               High Yield Bond Strategy), and one
               strategy designed to provide
               liquidity (the Liquidity Strategy).
   --------------------------------------------------------------------------
     ASSET     AST FIRST TRUST BALANCED TARGET         First Trust Advisors
    ALLOCA-    PORTFOLIO: seeks long-term capital             L.P.
     TION      growth balanced by current income.
               The Portfolio seeks to achieve its
               objective by investing approximately
               65% of its net assets in equity
               securities and approximately 35% of
               its net assets in fixed- income
               securities as of the annual security
               selection date. Depending on market
               conditions, the equity portion may
               range between 60-70% of the
               Portfolio's net assets and the
               fixed-income portion may range
               between 30-40% of the Portfolio's
               net assets. The revised allocations
               do not take into account the
               potential investment of up to 5% of
               the Portfolio's assets in the
               "liquidity" investment sleeve. In
               seeking to achieve its investment
               objective, the Portfolio allocates
               its assets across multiple uniquely
               specialized investment strategies.
               On or about the annual selection
               date (currently March 1 under normal
               circumstances), the Portfolio
               establishes both the percentage
               allocations among the various
               investment strategies under normal
               circumstances and the percentage
               allocation of each security's
               position within each of the
               investment strategies that invest
               primarily in equity securities.
   --------------------------------------------------------------------------



 Pyramis is a registered service mark of FMR LLC. Used under license.

    STYLE/        INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
     TYPE                                                  ADVISOR/
                                                          SUBADVISOR
   -------------------------------------------------------------------------
     ASSET     AST FIRST TRUST CAPITAL APPRECIATION   First Trust Advisors
    ALLOCA-    TARGET PORTFOLIO: seeks long-term             L.P.
     TION      capital growth. The Portfolio seeks
               to achieve its objective by
               investing approximately 80% of its
               net assets in equity securities and
               approximately 20% of its net assets
               in fixed-income securities as of the
               annual security selection date.
               Depending on market conditions, the
               equity portion may range between
               75-85% of the Portfolio's net assets
               and the fixed- income portion may
               range between 15-25% of the
               Portfolio's net assets. The revised
               allocations do not take into account
               the potential investment of up to 5%
               of the Portfolio's assets in the
               "liquidity" investment sleeve. In
               seeking to achieve its investment
               objective, the Portfolio allocates
               its assets across multiple uniquely
               specialized investment strategies.
               On or about the annual selection
               date (currently March 1 under normal
               circumstances), the Portfolio
               establishes both the percentage
               allocations among the various
               investment strategies under normal
               circumstances and the percentage
               allocation of each security's
               position within each of the
               investment strategies that invest
               primarily in equity securities.
   -------------------------------------------------------------------------
     ASSET     AST FRANKLIN TEMPLETON FOUNDING        Franklin Advisers,
    ALLOCA-    FUNDS ALLOCATION PORTFOLIO: seeks        Inc.; Franklin
     TION      capital appreciation while its          Mutual Advisers,
               secondary investment objective will      LLC; Templeton
               be to seek income. Under normal          Global Advisors
               market conditions the Portfolio will         Limited
               seek to achieve its investment
               objectives by allocating 33 1/3% of
               its assets to each of the
               Portfolio's three subadvisors. The
               Portfolio will normally invest in a
               combination of domestic and foreign
               equity and fixed-income and money
               market securities. Depending upon
               the Portfolio's ability to achieve
               the necessary asset scale, the
               Trust's ability to implement certain
               legal agreements and custody
               arrangements, and market, economic,
               and financial conditions as of the
               Portfolio's commencement of
               operations, it may take several
               weeks for the Portfolio's assets to
               be fully invested in accordance with
               its investment objective and
               policies. During that time, it is
               anticipated that all or a portion of
               the Portfolio's assets will be
               invested in high grade, short term
               debt securities (both fixed and
               floating rate), money market funds,
               short-term bond funds,
               exchange-traded funds, and/or index
               futures contracts. A relatively long
               initial investment period may
               negatively affect the Portfolio's
               investment return and ability to
               achieve its investment objective.
   -------------------------------------------------------------------------
   SPECIALTY   AST GLOBAL REAL ESTATE PORTFOLIO:        Prudential Real
               seeks capital appreciation and          Estate Investors
               income. The Portfolio will normally
               invest at least 80% of its
               investable assets (net assets plus
               any borrowing made for investment
               purposes) in equity-related
               securities of real estate companies.
               The Portfolio will invest in
               equity-related securities of real
               estate companies on a global basis
               and the Portfolio may invest up to
               15% of its net assets in ownership
               interests in commercial real estate
               through investments in private real
               estate.
   -------------------------------------------------------------------------
   LARGE CAP   AST GOLDMAN SACHS CONCENTRATED            Goldman Sachs
    GROWTH     GROWTH PORTFOLIO: seeks long-term       Asset Management,
               growth of capital. The Portfolio              L.P.
               will pursue its objective by
               investing primarily in equity
               securities of companies that the
               subadvisor believes have the
               potential to achieve capital
               appreciation over the long-term. The
               Portfolio seeks to achieve its
               investment objective by investing,
               under normal circumstances, in
               approximately 30 - 45 companies that
               are considered by the subadvisor to
               be positioned for long-term growth.
   -------------------------------------------------------------------------
   LARGE CAP   AST GOLDMAN SACHS LARGE-CAP VALUE         Goldman Sachs
     VALUE     PORTFOLIO: seeks long-term growth of    Asset Management,
               capital. The Portfolio seeks to               L.P.
               achieve its investment objective by
               investing in value opportunities
               that the subadvisor, defines as
               companies with identifiable
               competitive advantages whose
               intrinsic value is not reflected in
               the stock price. The Portfolio
               invests, under normal circumstances,
               at least 80% of its net assets in a
               diversified portfolio of equity
               investments in large-cap U.S.
               issuers with public stock market
               capitalizations within the range of
               the market capitalization of
               companies in the Russell 1000 Value
               Index at the time of investment.
   -------------------------------------------------------------------------
    MID CAP    AST GOLDMAN SACHS MID-CAP GROWTH          Goldman Sachs
    GROWTH     PORTFOLIO: seeks long-term growth of    Asset Management,
               capital. The Portfolio pursues its            L.P.
               investment objective, by investing
               primarily in equity securities
               selected for their growth potential,
               and normally invests at least 80% of
               the value of its assets in
               medium-sized companies. Medium-sized
               companies are those whose market
               capitalizations (measured at the
               time of investment) fall within the
               range of companies in the Russell
               Mid Cap Growth Index. The subadvisor
               seeks to identify individual
               companies with earnings growth
               potential that may not be recognized
               by the market at large.
   -------------------------------------------------------------------------

     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                  ADVISOR/
                                                           SUBADVISOR
    ------------------------------------------------------------------------
    SMALL CAP   AST GOLDMAN SACHS SMALL-CAP VALUE        Goldman Sachs
      VALUE     PORTFOLIO: seeks long-term capital     Asset Management,
                appreciation. The Portfolio will              L.P.
                seek its objective through
                investments primarily in equity
                securities that are believed to be
                undervalued in the marketplace. The
                Portfolio will invest, under normal
                circumstances, at least 80% of the
                value of its assets in small
                capitalization companies. The
                Portfolio generally defines small
                capitalization companies as
                companies with market
                capitalizations that are within the
                range of the Russell 2000 Value
                Index at the time of purchase.
    ------------------------------------------------------------------------
      FIXED     AST HIGH YIELD PORTFOLIO: seeks           J.P. Morgan
     INCOME     maximum total return, consistent           Investment
                with preservation of capital and       Management, Inc.;
                prudent investment management. The         Prudential
                Portfolio will invest, under normal        Investment
                circumstances, at least 80% of its      Management, Inc.
                net assets plus any borrowings for
                investment purposes (measured at
                time of purchase) in non-investment
                grade high yield (also known as
                "junk bonds") fixed-income
                investments which may be represented
                by forwards or derivatives such as
                options, futures contracts, or swap
                agreements. Non-investment grade
                investments are securities rated Ba
                or lower by Moody's Investors
                Services, Inc. or equivalently rated
                by Standard & Poor's Corporation, or
                Fitch, or, if unrated, determined by
                the subadvisor to be of comparable
                quality.
    ------------------------------------------------------------------------
      ASSET     AST HORIZON GROWTH ASSET ALLOCATION         Horizon
     ALLOCA-    PORTFOLIO: seeks the highest            Investments, LLC
      TION      potential total return consistent
                with its specified level of risk
                tolerance. Under normal
                circumstances, at least 90% of the
                Portfolio's assets will be invested
                in other portfolios of Advanced
                Series Trust (the underlying
                portfolios) while no more than 10%
                of the Portfolio's assets may be
                invested in exchange traded funds
                (ETFs). Under normal market
                conditions, the Portfolio will
                devote from 60% to 80% of its net
                assets to underlying portfolios and
                ETFs investing primarily in equity
                securities, and from 20% to 40% of
                its net assets to underlying
                portfolios and ETFs investing
                primarily in debt securities and
                money market instruments.
    ------------------------------------------------------------------------
      ASSET     AST HORIZON MODERATE ASSET                  Horizon
      ALLOCA    ALLOCATION PORTFOLIO: seeks the         Investments, LLC
      TION      highest potential total return
                consistent with its specified level
                of risk tolerance. Under normal
                circumstances, at least 90% of the
                Portfolio's assets will be invested
                in other portfolios of Advanced
                Series Trust (the underlying
                portfolios) while no more than 10%
                of the Portfolio's assets may be
                invested in exchange traded funds
                (ETFs). Under normal market
                conditions, the Portfolio will
                devote from 40% to 60% of its net
                assets to underlying portfolios and
                ETFs investing primarily in equity
                securities, and from 40% to 60% of
                its net assets to underlying
                portfolios and ETFs investing
                primarily in debt securities and
                money market instruments.
    ------------------------------------------------------------------------
      INTER     AST INTERNATIONAL GROWTH PORTFOLIO:    Jennison Associates
    NATIONAL    seeks long-term capital growth.           LLC; Marsico
     EQUITY     Under normal circumstances, the             Capital
                Portfolio invests at least 80% of       Management, LLC;
                the value of its assets in              William Blair &
                securities of issuers that are            Company, LLC
                economically tied to countries other
                than the United States. Although the
                Portfolio intends to invest at least
                80% of its assets in the securities
                of issuers located outside the
                United States, it may at times
                invest in U.S. issuers and it may
                invest all of its assets in fewer
                than five countries or even a single
                country. The Portfolio looks
                primarily for stocks of companies
                whose earnings are growing at a
                faster rate than other companies or
                which offer attractive growth.
    ------------------------------------------------------------------------
      INTER     AST INTERNATIONAL VALUE PORTFOLIO:         LSV Asset
    NATIONAL    seeks capital growth. The Portfolio       Management;
     EQUITY     normally invests at least 80% of the       Thornburg
                Portfolio's investable assets in           Investment
                equity securities. The Portfolio        Management, Inc.
                will invest at least 65% of its net
                assets in the equity securities of
                companies in at least three
                different countries, without limit
                as to the amount of assets that may
                be invested in a single country.
    ------------------------------------------------------------------------
      FIXED     AST INVESTMENT GRADE BOND PORTFOLIO:       Prudential
     INCOME     seeks to maximize total return,            Investment
                consistent with the preservation of     Management, Inc.
                capital and liquidity needs. Under
                normal market conditions the
                Portfolio invests at least 80% of
                its investable assets in bonds.
                Please note that you may not make
                purchase payments to this Portfolio,
                and that this Portfolio is available
                only with certain living benefits.
    ------------------------------------------------------------------------

     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                  ADVISOR/
                                                           SUBADVISOR
    ------------------------------------------------------------------------
    LARGE CAP   AST JENNISON LARGE-CAP GROWTH          Jennison Associates
     GROWTH     PORTFOLIO: seeks long-term growth of          LLC
                capital. Under normal market
                conditions, the Portfolio will
                invest at least 80% of its
                investable assets in the equity and
                equity-related securities of
                large-capitalization companies
                measured, at the time of purchase,
                to be within the market
                capitalization of the Russell
                1000(R) Index. In deciding which
                equity securities to buy, the
                subadvisor will use a growth
                investment style and will invest in
                stocks it believes could experience
                superior sales or earnings growth,
                or high returns on equity and
                assets. Stocks are selected on a
                company-by-company basis using
                fundamental analysis. The companies
                in which the subadvisor will invest
                generally tend to have a unique
                market niche, a strong new product
                profile or superior management.
    ------------------------------------------------------------------------
    LARGE CAP   AST JENNISON LARGE-CAP VALUE           Jennison Associates
      VALUE     PORTFOLIO: seeks capital                      LLC
                appreciation. Under normal market
                conditions, the Portfolio will
                invest at least 80% of its
                investable assets in the equity and
                equity-related securities of
                large-capitalization companies
                measured, at the time of purchase,
                to be within the market
                capitalization of the Russell
                1000(R) Index. In deciding which
                equity securities to buy, the
                subadvisor will use a value
                investment style and will invest in
                common stocks that it believes are
                being valued at a discount to their
                intrinsic value, as defined by the
                value of their earnings, free cash
                flow, the value of their assets,
                their private market value, or some
                combination of these factors.
    ------------------------------------------------------------------------
      INTER     AST JPMORGAN INTERNATIONAL EQUITY         J.P. Morgan
    NATIONAL    PORTFOLIO: seeks capital growth. The       Investment
     EQUITY     Portfolio seeks to meet its             Management, Inc.
                objective by investing, under normal
                market conditions, at least 80% of
                its assets in equity securities. The
                Portfolio seeks to meet its
                investment objective by normally
                investing primarily in a diversified
                portfolio of equity securities of
                companies located or operating in
                developed non-U.S. countries and
                emerging markets of the world. The
                equity securities will ordinarily be
                traded on a recognized foreign
                securities exchange or traded in a
                foreign over-the-counter market in
                the country where the issuer is
                principally based, but may also be
                traded in other countries including
                the United States.
    ------------------------------------------------------------------------
      ASSET     AST JPMORGAN STRATEGIC OPPORTUNITIES      J.P. Morgan
     ALLOCA-    PORTFOLIO: seeks to maximize return        Investment
      TION      compared to the benchmark through       Management, Inc.
                security selection and tactical
                asset allocation. The Portfolio
                invests in securities and financial
                instruments (including derivatives)
                to gain exposure to global equity,
                global fixed income and cash
                equivalent markets, including global
                currencies. The Portfolio may invest
                in developed and emerging markets
                securities, domestic and foreign
                fixed income securities (including
                non-investment grade bonds or "junk
                bonds"), and real estate investment
                trusts (REITs) of issuers located
                within and outside the United States
                or in open-end investment companies
                advised by J.P. Morgan Investment
                Management, Inc., the Portfolio's
                subadvisor, to gain exposure to
                certain global equity and global
                fixed income markets.
    ------------------------------------------------------------------------
    LARGE CAP   AST LARGE-CAP VALUE PORTFOLIO: seeks      Eaton Vance
      VALUE     current income and long-term growth       Management;
                of income, as well as capital          Hotchkis and Wiley
                appreciation. The Portfolio invests,        Capital
                under normal circumstances, at least    Management, LLC
                80% of its net assets in securities
                of large capitalization companies.
                Large capitalization companies are
                those companies with market
                capitalizations within the market
                capitalization range of the Russell
                1000 Value Index.
    ------------------------------------------------------------------------
      FIXED     AST LORD ABBETT CORE-FIXED INCOME      Lord, Abbett & Co.
     INCOME     PORTFOLIO: seeks income and capital           LLC
                appreciation to produce a high total
                return. Under normal market
                conditions, the Portfolio pursues
                its investment objective by
                investing at least 80% of its net
                assets in fixed-income securities.
                The Portfolio primarily invests in
                securities issued or guaranteed by
                the U.S. government, its agencies or
                government-sponsored enterprises;
                investment grade debt securities of
                U.S. issuers; investment grade debt
                securities of non-U.S. issuers that
                are denominated in U.S. dollars;
                mortgage-backed and other
                asset-backed securities; senior
                loans, and loan participations and
                assignments; and derivative
                instruments, such as options,
                futures contracts, forward contracts
                and swap agreements.
    ------------------------------------------------------------------------

     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                 ADVISOR/
                                                          SUBADVISOR
    -----------------------------------------------------------------------
    LARGE CAP   AST MARSICO CAPITAL GROWTH              Marsico Capital
     GROWTH     PORTFOLIO: seeks capital growth.        Management, LLC
                Income realization is not an
                investment objective and any income
                realized on the Portfolio's
                investments, therefore, will be
                incidental to the Portfolio's
                objective. The Portfolio will pursue
                its objective by investing primarily
                in common stocks of large companies
                that are selected for their growth
                potential. Large capitalization
                companies are companies with market
                capitalizations within the market
                capitalization range of the Russell
                1000 Growth Index. In selecting
                investments for the Portfolio, the
                subadvisor uses an approach that
                combines "top down" macroeconomic
                analysis with "bottom up" stock
                selection. The "top down" approach
                identifies sectors, industries and
                companies that may benefit from the
                trends the subadvisor has observed.
                The subadvisor then looks for
                individual companies that are
                expected to offer earnings growth
                potential that may not be recognized
                by the market at large, utilizing a
                "bottom up" stock selection process.
                The Portfolio will normally hold a
                core position of between 35 and 50
                common stocks. The Portfolio may
                hold a limited number of additional
                common stocks at times when the
                portfolio manager is accumulating
                new positions, phasing out and
                replacing existing positions or
                responding to exceptional market
                conditions.
    -----------------------------------------------------------------------
      INTER     AST MFS GLOBAL EQUITY PORTFOLIO:         Massachusetts
    NATIONAL    seeks capital growth. Under normal     Financial Services
     EQUITY     circumstances the Portfolio invests         Company
                at least 80% of its net assets in
                equity securities. The Portfolio may
                invest in the securities of U.S. and
                foreign issuers (including issuers
                in emerging market countries). While
                the portfolio may invest its assets
                in companies of any size, the
                Portfolio generally focuses on
                companies with relatively large
                market capitalizations.
    -----------------------------------------------------------------------
    LARGE CAP   AST MFS GROWTH PORTFOLIO: seeks          Massachusetts
     GROWTH     long-term capital growth and future,   Financial Services
                rather than current income. Under           Company
                normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in common stocks and
                related securities, such as
                preferred stocks, convertible
                securities and depositary receipts.
                The subadvisor focuses on investing
                the Portfolio's assets in the stocks
                of companies it believes to have
                above-average earnings growth
                potential compared to other
                companies. The subadvisor uses a
                "bottom up" as opposed to a "top
                down" investment style in managing
                the Portfolio.
    -----------------------------------------------------------------------
     MID CAP    AST MID-CAP VALUE PORTFOLIO: seeks          EARNEST
      VALUE     to provide capital growth by            Partners, LLC;
                investing primarily in                   WEDGE Capital
                mid-capitalization stocks that         Management L.L.P.
                appear to be undervalued. The
                Portfolio invests, under normal
                circumstances, at least 80% of the
                value of its net assets in
                mid-capitalization companies.
                Mid-capitalization companies are
                generally those that have market
                capitalizations, at the time of
                purchase, within the market
                capitalization range of companies
                included in the Russell Midcap(R)
                Value Index during the previous 12
                months based on month-end data.
    -----------------------------------------------------------------------
      FIXED     AST MONEY MARKET PORTFOLIO: seeks         Prudential
     INCOME     high current income and maintain          Investment
                high levels of liquidity. The          Management, Inc.
                Portfolio invests in high-quality
                money market instruments and seeks
                to maintain a stable net asset value
                (NAV) of $1 per share.
    -----------------------------------------------------------------------
      FIXED     AST NEUBERGER BERMAN CORE BOND         Neuberger Berman
     INCOME     PORTFOLIO: seeks to maximize total     Fixed Income LLC
                return consistent with the
                preservation of capital. Under
                normal circumstances the Portfolio
                invests at least 80% of its
                investable assets in bonds and other
                debt securities. All of the debt
                securities in which the Portfolio
                invests will be investment grade
                under normal circumstances.
    -----------------------------------------------------------------------
     MID CAP    AST NEUBERGER BERMAN MID-CAP GROWTH    Neuberger Berman
     GROWTH     PORTFOLIO: seeks capital growth.        Management LLC
                Under normal market conditions, the
                Portfolio invests at least 80% of
                its net assets in the common stocks
                of mid-capitalization companies.
                Mid-capitalization companies are
                those companies whose market
                capitalization is within the range
                of market capitalizations of
                companies in the Russell Midcap(R)
                Growth Index. Using fundamental
                research and quantitative analysis,
                the subadvisor looks for
                fast-growing companies with
                above-average sales and competitive
                returns on equity relative to their
                peers.
    -----------------------------------------------------------------------

     STYLE/       INVESTMENT OBJECTIVES/POLICIES           PORTFOLIO
      TYPE                                                 ADVISOR/
                                                          SUBADVISOR
    ------------------------------------------------------------------------
    MID CAP    AST NEUBERGER BERMAN/LSV MID-CAP            LSV Asset
     VALUE     VALUE PORTFOLIO: seeks capital             Management;
               growth. Under normal market             Neuberger Berman
               conditions, the Portfolio invests at     Management LLC
               least 80% of its net assets in the
               common stocks of medium
               capitalization companies. Companies
               with market capitalizations that
               fall within the range of the Russell
               Midcap(R) Value Index at the time of
               investment are considered medium
               capitalization companies. Some of
               the Portfolio's assets may be
               invested in the securities of
               large-cap companies as well as in
               small-cap companies.
    ------------------------------------------------------------------------
     ASSET     AST NEW DISCOVERY ASSET ALLOCATION     Bradford & Marzec,
     ALLOCA-   PORTFOLIO (formerly AST American           LLC; Brown
      TION     Century Income & Growth Portfolio):      Advisory, LLC;
               seeks total return. Total return is      C.S. McKee, LP;
               comprised of capital appreciation            EARNEST
               and income. Under normal                 Partners, LLC;
               circumstances, approximately 70% of     Epoch Investment
               the Portfolio's assets will be           Partners, Inc.;
               allocated to a combination of          Security Investors,
               domestic and international equity        LLC; Thompson,
               strategies and approximately 30% of     Siegel & Walmsley
               Portfolio's assets will be allocated           LLC
               to certain U.S. fixed-income
               investment strategies and a
               liquidity strategy. Depending upon
               the Portfolio's ability to achieve
               the necessary asset scale, the
               Trust's ability to implement certain
               legal agreements and custody
               arrangements, and market, economic,
               and financial conditions as of the
               Portfolio's commencement of
               operations, it may take several
               weeks for the Portfolio's assets to
               be fully invested in accordance with
               its investment objective and
               policies. During that time, it is
               anticipated that all or a portion of
               the Portfolio's assets will be
               invested in high grade, short term
               debt securities (both fixed and
               floating rate), money market funds,
               short-term bond funds,
               exchange-traded funds, and/or index
               futures contracts. A relatively long
               initial investment period may
               negatively affect the Portfolio's
               investment return and ability to
               achieve its investment objective.
    ------------------------------------------------------------------------
      INTER    AST PARAMETRIC EMERGING MARKETS        Parametric Portfolio
    NATIONAL   EQUITY PORTFOLIO: seeks long-term        Associates LLC
     EQUITY    capital appreciation. The Portfolio
               normally invests at least 80% of its
               net assets in equity securities of
               issuers (i) located in emerging
               market countries, which are
               generally those not considered to be
               developed market countries, or (ii)
               included (or considered for
               inclusion) as emerging markets
               issuers in one or more broad-based
               market indices. Emerging market
               countries are generally countries
               not considered to be developed
               market countries, and therefore not
               included in the MSCI World Index.
               The Portfolio seeks to employ a
               top-down, disciplined and structured
               investment process that emphasizes
               broad exposure and diversification
               among emerging market countries,
               economic sectors and issuers.
    ------------------------------------------------------------------------
     FIXED     AST PIMCO LIMITED MATURITY BOND        Pacific Investment
     INCOME    PORTFOLIO: seeks to maximize total         Management
               return consistent with preservation        Company LLC
               of capital and prudent investment            (PIMCO)
               management. The Portfolio will
               invest, under normal circumstances,
               at least 80% of the value of its net
               assets in fixed- income investments,
               which may be represented by forwards
               or derivatives such as options,
               futures contracts, or swap
               agreements. The average portfolio
               duration normally varies within a
               one-to-three year time-frame based
               on the subadvisor's forecast of
               interest rates. Portfolio holdings
               are concentrated in areas of the
               bond market (based on quality,
               sector, interest rate or maturity)
               that the subadvisor believes to be
               relatively undervalued. The
               Portfolio may invest up to 10% total
               assets in non-investment grade bonds
               which are commonly known as "junk
               bonds".
    ------------------------------------------------------------------------
     FIXED     AST PIMCO TOTAL RETURN BOND            Pacific Investment
     INCOME    PORTFOLIO: seeks to maximize total         Management
               return consistent with preservation        Company LLC
               of capital and prudent investment            (PIMCO)
               management. The Portfolio will
               invest, under normal circumstances,
               at least 80% of the value of its net
               assets in fixed income investments,
               which may be represented by forwards
               or derivatives such as options,
               futures contracts, or swap
               agreements. The average portfolio
               duration normally varies within two
               years (+/-) of the duration of the
               Barclay's Capital U.S. Aggregate
               Bond Index. Portfolio holdings are
               concentrated in areas of the bond
               market (based on quality, sector,
               interest rate or maturity) that the
               subadvisor believes to be relatively
               undervalued. The Portfolio may
               invest up to 10% total assets in
               non-investment grade bonds which are
               commonly known as "junk bonds".
    ------------------------------------------------------------------------

      STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
       TYPE                                                 ADVISOR/
                                                           SUBADVISOR
     ----------------------------------------------------------------------
       ASSET     AST PRESERVATION ASSET ALLOCATION         Prudential
      ALLOCA-    PORTFOLIO: seeks to obtain a total      Investments LLC;
       TION      return consistent with its specified     Quantitative
                 level of risk. The Portfolio              Management
                 primarily invests its assets in a       Associates LLC
                 diversified portfolio of other
                 mutual funds, within the Advanced
                 Series Trust and certain affiliated
                 money market funds. Under normal
                 market conditions, the Portfolio
                 will devote approximately 35% of its
                 net assets to underlying portfolios
                 investing primarily in equity
                 securities (with a range of 27.5% to
                 42.5%), and 65% of its net assets to
                 underlying portfolios investing
                 primarily in debt securities and
                 money market instruments (with a
                 range of 57.5% to 72.5%). The
                 Portfolio is not limited to
                 investing exclusively in shares of
                 the underlying portfolios and may
                 invest in securities, exchange
                 traded funds (ETFs), and futures
                 contracts, swap agreements and other
                 financial and derivative instruments.
     ----------------------------------------------------------------------
       FIXED     AST PRUDENTIAL CORE BOND PORTFOLIO:       Prudential
      INCOME     seeks to maximize total return            Investment
                 consistent with the long-term           Management, Inc.
                 preservation of capital. The
                 Portfolio will invest, under normal
                 circumstances, at least 80% of its
                 net assets in intermediate and
                 long-term debt obligations and high
                 quality money market instruments.
                 The Portfolio will invest, under
                 normal circumstances, at least 80%
                 of its net assets in intermediate
                 and long-term debt obligations that
                 are rated investment grade by the
                 major ratings services, or if
                 unrated, considered to be of
                 comparable quality by the
                 subadvisor, and high quality money
                 market instruments. Likewise, the
                 Portfolio may invest up to 20% of
                 its net assets in
                 high-yield/high-risk debt securities
                 (commonly known as "junk bonds").
                 The Portfolio also may invest up to
                 20% of its total assets in debt
                 securities issued outside the U.S.
                 by U.S. or foreign issuers, whether
                 or not such securities are
                 denominated in the U.S. dollar.
     ----------------------------------------------------------------------
     LARGE CAP   AST QMA US EQUITY ALPHA PORTFOLIO:       Quantitative
       BLEND     seeks long term capital                   Management
                 appreciation. The portfolio utilizes    Associates LLC
                 a long/short investment strategy and
                 will normally invest at least 80% of
                 its net assets plus borrowings in
                 equity and equity related securities
                 of US issuers. The Portfolio seeks
                 to produce returns that exceed those
                 of its benchmark index, the Russell
                 1000(R), which is comprised of
                 stocks representing more than 90% of
                 the market cap of the US market and
                 includes the largest 1000 securities
                 in the Russell 3000(R) Index.
     ----------------------------------------------------------------------
       ASSET     AST QUANTITATIVE MODELING PORTFOLIO:     Quantitative
      ALLOCA-    seeks a high potential return while       Management
       TION      attempting to mitigate downside risk    Associates LLC
                 during adverse market cycles. The
                 Portfolio operates as a
                 "fund-of-funds", meaning that the
                 Portfolio invests substantially all
                 of its assets in a combination of
                 other mutual funds. The assets of
                 the Portfolio are allocated to a
                 capital growth segment and a
                 fixed-income segment. Under normal
                 circumstances, approximately 75% of
                 the Portfolio's net assets
                 attributable to the capital growth
                 segment are invested in underlying
                 portfolios that invest primarily in
                 equity securities, while the
                 remaining 25% of the Portfolio's net
                 assets attributable to the capital
                 growth segment are invested in
                 underlying portfolios that invest
                 primarily in debt securities and
                 money market instruments. All of the
                 assets attributable to the
                 fixed-income segment are invested in
                 the AST Investment Grade Bond
                 Portfolio, which in turn invests at
                 least 80% of its assets in bonds.
                 Portfolio assets are normally
                 transferred between the capital
                 growth segment and the fixed-income
                 segment based upon the application
                 of a quantitative model to the
                 Portfolio's overall net asset value
                 (NAV) per share. In general terms,
                 the model seeks to transfer
                 Portfolio assets from the capital
                 growth segment to the fixed-income
                 segment when the Portfolio's NAV per
                 share experiences certain declines
                 and from the fixed- income segment
                 to the capital growth segment when
                 the Portfolio's NAV per share
                 experiences certain increases or
                 remains flat over certain periods of
                 time.
     ----------------------------------------------------------------------
       ASSET     AST SCHRODERS MULTI-ASSET WORLD            Schroder
      ALLOCA-    STRATEGIES PORTFOLIO: seeks               Investment
       TION      long-term capital appreciation. The     Management North
                 Portfolio seeks to achieve its           America Inc./
                 objective through a flexible global        Schroder
                 asset allocation approach. This           Investment
                 approach entails investing in           Management North
                 traditional asset classes, such as       America Ltd.
                 equity and fixed-income investments,
                 and alternative asset classes, such
                 as investments in real estate,
                 commodities, currencies, private
                 equity, non-investment grade bonds,
                 Emerging Market Debt and absolute
                 return strategies. The subadvisors
                 seek to emphasize the management of
                 risk and volatility. Exposure to
                 different asset classes and
                 investment strategies will vary over
                 time based upon the subadvisor's
                 assessments of changing market,
                 economic, financial and political
                 factors and events.
     ----------------------------------------------------------------------

     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                  ADVISOR/
                                                           SUBADVISOR
    ------------------------------------------------------------------------
      ASSET     AST SCHRODERS GLOBAL TACTICAL               Schroder
      ALLOCA    PORTFOLIO (formerly AST CLS Growth         Investment
      TION      Asset Allocation Portfolio): seeks      Management North
                to outperform its blended                America Inc./
                performance benchmark. The blended          Schroder
                benchmark is comprised of 45%              Investment
                Russell 3000, 12.5% MSCI EAFE (USD      Management North
                Hedged), 12.5% MSCI EAFE (Local),         America Ltd.
                and 30% Barclays Capital U.S.
                Aggregate Bond Index. The Portfolio
                is a multi asset-class fund that
                allocates its assets among various
                regions and countries throughout the
                world, including the United States
                (but in no less than three
                countries). The subadvisors use
                various investment strategies,
                currency hedging, and a global
                tactical asset allocation strategy
                in order to help the Portfolio
                achieve its investment objective.
                Under normal circumstances,
                approximately 70% of the Portfolio's
                net assets are invested to provide
                exposure to equity securities and
                approximately 30% of its net assets
                are invested to provide exposure to
                fixed-income securities. Depending
                on market conditions, such equity
                exposure may range between 60-80% of
                the Portfolio's net assets and such
                fixed-income exposure may range
                between 20-40% of its net assets.
    ------------------------------------------------------------------------
    SMALL CAP   AST SMALL-CAP GROWTH PORTFOLIO:           Eagle Asset
     GROWTH     seeks long-term capital growth. The    Management, Inc.;
                Portfolio pursues its objective by       Emerald Mutual
                investing, under normal                  Fund Advisers
                circumstances, at least 80% of the           Trust
                value of its assets in
                small-capitalization companies.
                Small-capitalization companies are
                those companies with a market
                capitalization, at the time of
                purchase, no larger than the largest
                capitalized company included in the
                Russell 2000(R) Growth Index at the
                time of the Portfolio's investment.
    ------------------------------------------------------------------------
    SMALL CAP   AST SMALL-CAP VALUE PORTFOLIO: seeks      ClearBridge
      VALUE     to provide long-term capital growth    Advisors, LLC; J.P.
                by investing primarily in              Morgan Investment
                small-capitalization stocks that       Management, Inc.;
                appear to be undervalued. The          Lee Munder Capital
                Portfolio invests, under normal            Group, LLC
                circumstances, at least 80% of the
                value of its net assets in small
                capitalization stocks. Small
                capitalization stocks are the stocks
                of companies with market
                capitalization that are within the
                market capitalization range of the
                Russell 2000(R) Value Index at the
                time of purchase. Each subadvisor
                expects to utilize different
                investment strategies to achieve the
                Portfolio's objective.
    ------------------------------------------------------------------------
      ASSET     AST T. ROWE PRICE ASSET ALLOCATION       T. Rowe Price
      ALLOCA    PORTFOLIO: seeks a high level of        Associates, Inc.
      TION      total return by investing primarily
                in a diversified portfolio of equity
                and fixed income securities. The
                Portfolio normally invests
                approximately 60% of its total
                assets in equity securities and 40%
                in fixed income securities. This mix
                may vary over shorter time periods:
                the equity portion may range between
                50-70% and the fixed-income potion
                may range between 30-50%. The
                subadvisor concentrates common stock
                investments in larger, more
                established companies, but the
                Portfolio may include small and
                medium-sized companies with good
                growth prospects. The fixed income
                portion of the Portfolio will be
                allocated among investment grade
                securities, high yield or "junk"
                bonds, emerging market securities,
                foreign high quality debt securities
                and cash reserves.
    ------------------------------------------------------------------------
    LARGE CAP   AST T. ROWE PRICE EQUITY INCOME          T. Rowe Price
      VALUE     PORTFOLIO (formerly AST                 Associates, Inc.
                AllianceBernstein Core Value
                Portfolio): seeks substantial
                dividend income as well as long-term
                growth of capital through
                investments in the common stocks of
                established companies. The Portfolio
                will normally invest at least 80% of
                its net assets (including any
                borrowings for investment purposes)
                in common stocks, with 65% of net
                assets (including any borrowings for
                investment purposes) in
                dividend-paying common stocks of
                well-established companies. The
                Portfolio will typically employ a
                "value" approach in selecting
                investments. T. Rowe Price's
                research team will seek companies
                that appear to be undervalued by
                various measures and may be
                temporarily out of favor but have
                good prospects for capital
                appreciation and dividend growth. In
                selecting investments, T. Rowe Price
                generally will look for companies in
                the aggregate with an established
                operating history, above-average
                dividend yield relative to the S&P
                500 Index, low price/earnings ratio
                relative to the S&P 500 Index, a
                sound balance sheet and other
                positive financial characteristics,
                and low stock price relative to a
                company's underlying value as
                measured by assets, cash flow, or
                business franchises.
    ------------------------------------------------------------------------

     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                 ADVISOR/
                                                          SUBADVISOR
    -----------------------------------------------------------------------
      FIXED     AST T. ROWE PRICE GLOBAL BOND            T. Rowe Price
     INCOME     PORTFOLIO: seeks to provide high       Associates, Inc. /
                current income and capital growth by     T. Rowe Price
                investing in high-quality foreign      International Ltd
                and U.S. dollar-denominated bonds.          (TRPIL)
                The Portfolio will normally invest
                at least 80% of its total assets in
                fixed income securities. The
                Portfolio invests in all types of
                bonds, including those issued or
                guaranteed by U.S. or foreign
                governments or their agencies and by
                foreign authorities, provinces and
                municipalities as well as investment
                grade corporate bonds,
                mortgage-related and asset- backed
                securities, and high-yield bonds of
                U.S. and foreign issuers. The
                Portfolio generally invests in
                countries where the combination of
                fixed-income returns and currency
                exchange rates appears attractive,
                or, if the currency trend is
                unfavorable, where the subadvisor
                believes that the currency risk can
                be minimized through hedging. The
                Portfolio may also invest in
                convertible securities, commercial
                paper and bank debt and loan
                participations. The Portfolio may
                invest up to 20% of its assets in
                the aggregate in below
                investment-grade, high-risk bonds
                ("junk bonds") and emerging market
                bonds. In addition, the Portfolio
                may invest up to 30% of its assets
                in mortgage-related (including
                mortgage dollar rolls and
                derivatives, such as collateralized
                mortgage obligations and stripped
                mortgage securities) and
                asset-backed securities. The
                Portfolio may invest in futures,
                swaps and other derivatives in
                keeping with its objective.
    -----------------------------------------------------------------------
    LARGE CAP   AST T. ROWE PRICE LARGE-CAP GROWTH       T. Rowe Price
     GROWTH     PORTFOLIO: seeks long-term growth of   Associates, Inc.
                capital by investing predominantly
                in the equity securities of a
                limited number of large, carefully
                selected, high-quality U.S.
                companies that are judged likely to
                achieve superior earnings growth.
                The Portfolio takes a growth
                approach to investment selection and
                normally invests at least 80% of its
                net assets in the common stocks of
                large companies. Large companies are
                defined as those whose market
                capitalization is larger than the
                median market capitalization of
                companies in the Russell 1000 Growth
                Index as of the time of purchase.
    -----------------------------------------------------------------------
    SPECIALTY   AST T. ROWE PRICE NATURAL RESOURCES      T. Rowe Price
                PORTFOLIO: seeks long-term capital     Associates, Inc.
                growth primarily through investing
                in the common stocks of companies
                that own or develop natural
                resources (such as energy products,
                precious metals and forest products)
                and other basic commodities. The
                Portfolio invests, under normal
                circumstances, at least 80% of the
                value of its assets in natural
                resource companies. The Portfolio
                may also invest in non-resource
                companies with the potential for
                growth. The Portfolio looks for
                companies that have the ability to
                expand production, to maintain
                superior exploration programs and
                production facilities, and the
                potential to accumulate new
                resources. Although the Portfolio is
                primarily invested in U.S.
                securities, up to 50% of total
                assets also may be invested in
                foreign securities.
    -----------------------------------------------------------------------
      ASSET     AST WELLINGTON MANAGEMENT HEDGED          Wellington
      ALLOCA    EQUITY PORTFOLIO: seeks to                Management
      TION      outperform a mix of 50% Russell 3000     Company, LLP
                Index, 20% MSCI EAFE Index, and 30%
                Treasury Bill Index over a full
                market cycle by preserving capital
                in adverse markets utilizing an
                options strategy while maintaining
                equity exposure to benefit from up
                markets through investments in
                Wellington Management's equity
                investment strategies. The Portfolio
                will use a broad spectrum of
                Wellington Management's equity
                investment strategies to invest in a
                broadly diversified portfolio of
                common stocks while also pursuing an
                equity index option overlay
                strategy. The equity index option
                overlay strategy is designed to help
                mitigate capital losses in adverse
                market environments and employs a
                put/spread collar to meet this goal.
                The Portfolio will normally invest
                at least 80% of its assets in common
                stocks of small, medium and large
                companies and may also invest up to
                30% of its assets in equity
                securities of foreign issuers and
                non-dollar denominated securities.
    -----------------------------------------------------------------------
      FIXED     AST WESTERN ASSET CORE PLUS BOND         Western Asset
     INCOME     PORTFOLIO: seeks to maximize total        Management
                return, consistent with prudent             Company
                investment management and liquidity
                needs, by investing to obtain the
                average duration specified for the
                Portfolio. The Portfolio invests,
                under normal circumstances, at least
                80% of the value of its assets in
                debt and fixed-income securities.
                The Portfolio's current target
                average duration is generally 2.5 to
                7 years. The Portfolio pursues this
                objective by investing in all major
                fixed income sectors with a bias
                towards non-Treasuries. The
                Portfolio has the ability to invest
                up to 20% in below investment grade
                securities. Securities rated below
                investment grade are commonly known
                as "junk bonds" or "high yield"
                securities.
    -----------------------------------------------------------------------

     STYLE/        INVESTMENT OBJECTIVES/POLICIES          PORTFOLIO
      TYPE                                                 ADVISOR/
                                                          SUBADVISOR
    -----------------------------------------------------------------------
               FRANKLIN TEMPLETON VARIABLE INSURANCE
                          PRODUCTS TRUST
    -----------------------------------------------------------------------
    MODERATE    FRANKLIN TEMPLETON VIP FOUNDING        Franklin Templeton
      ALLO-     FUNDS ALLOCATION FUND: seeks capital     Services, LLC
     CATION     appreciation, with income as a
                secondary goal. The Fund normally
                invests equal portions in Class 1
                shares of Franklin Income Securities
                Fund; Mutual Shares Securities Fund;
                and Templeton Growth Securities
                Fund. The Fund is not available as
                an investment option to Owners who
                purchase an Annuity on or after
                April 30, 2012. Owners who have
                purchased an Annuity prior to April
                30, 2012 and have invested in the
                Fund at any time since they have
                owned their Annuity, may continue to
                allocate Purchase Payments to the
                Fund after this date, including
                through Dollar Cost Averaging,
                Automatic Rebalancing, or comparable
                programs. However, Owners should be
                aware that all monies that they have
                invested in the Fund are scheduled
                to be transferred to the AST
                Franklin Templeton Founding Funds
                Allocation Portfolio by way of a
                fund substitution anticipated to
                take place in June 2012, pending the
                receipt of the necessary regulatory
                approvals. Once the fund
                substitution is completed, the Fund
                will no longer be available for
                investments by any Owners.
    -----------------------------------------------------------------------
                             PROFUND VP
    -----------------------------------------------------------------------
     EACH PROFUND VP PORTFOLIO DESCRIBED BELOW IS DESIGNED TO SEEK DAILY
     INVESTMENT RESULTS THAT, BEFORE FEES AND EXPENSES, CORRESPOND TO THE
     PERFORMANCE OF A DAILY BENCHMARK, SUCH AS THE DAILY PERFORMANCE OF AN
     INDEX OR SECURITY, OR THE INVERSE (-1X), A MULTIPLE (I.E., 1.25X OR
     2X), OR AN INVERSE MULTIPLE (I.E., -1.25X OR -2X) OF THE DAILY
     PERFORMANCE OF AN INDEX OR SECURITY. EACH CLASSIC PROFUND VP AND
     SECTOR PROFUND VP PORTFOLIO SEEKS TO PROVIDE DAILY INVESTMENT
     RESULTS, BEFORE FEES AND EXPENSES, THAT MATCH (1X) THE DAILY
     PERFORMANCE OF ITS BENCHMARK. EACH ULTRA PROFUND VP PORTFOLIO SEEKS
     TO PROVIDE DAILY INVESTMENT RESULTS, BEFORE FEES AND EXPENSES, THAT
     CORRESPOND TO A MULTIPLE (I.E., 1.25X OR 2X) OF THE DAILY PERFORMANCE
     OF ITS BENCHMARK. EACH INVERSE PROFUND VP PORTFOLIO SEEKS TO PROVIDE
     DAILY INVESTMENT RESULTS, BEFORE FEES AND EXPENSES, THAT CORRESPOND
     TO THE INVERSE (-1X) OR AN INVERSE MULTIPLE (I.E., -1.25X OR -2X) OF
     THE DAILY PERFORMANCE OF ITS BENCHMARK. THE INVESTMENT STRATEGY OF
     SOME OF THE PORTFOLIOS MAY MAGNIFY (BOTH POSITIVELY AND NEGATIVELY)
     THE DAILY INVESTMENT RESULTS OF THE APPLICABLE INDEX OR SECURITY. IT
     IS RECOMMENDED THAT ONLY THOSE ANNUITY OWNERS WHO ENGAGE A FINANCIAL
     ADVISOR TO ALLOCATE THEIR ACCOUNT VALUE USING A STRATEGIC OR TACTICAL
     ASSET ALLOCATION STRATEGY INVEST IN THESE PORTFOLIOS. THE PORTFOLIOS
     ARE ARRANGED BASED ON THE INDEX ON WHICH ITS INVESTMENT STRATEGY IS
     BASED.
    -----------------------------------------------------------------------
    SMALL CAP   PROFUND VP SMALL-CAP VALUE: seeks      ProFund Advisors
      VALUE     daily investment results, before              LLC
                fees and expenses, that correspond
                to the daily performance of the S&P
                SmallCap 600(R) Value Index (the
                "Index"). To meet its investment
                objective, the Fund invests in
                equity securities that ProFund
                Advisors believes, in combination,
                should have similar daily return
                characteristics as the daily return
                of the Index.
    -----------------------------------------------------------------------
     THE S&P SMALLCAP 600(R) VALUE INDEX IS DESIGNED TO PROVIDE A
     COMPREHENSIVE MEASURE OF SMALL-CAP U.S. EQUITY "VALUE" PERFORMANCE.
     IT IS AN UNMANAGED FLOAT-ADJUSTED, MARKET CAPITALIZATION WEIGHTED
     INDEX COMPRISING STOCKS REPRESENTING APPROXIMATELY HALF THE MARKET
     CAPITALIZATION OF THE S&P SMALLCAP 600 THAT HAVE BEEN IDENTIFIED AS
     BEING ON THE VALUE END OF THE GROWTH-VALUE SPECTRUM. IT IS A FLOAT
     ADJUSTED, MARKET CAPITALIZATION WEIGHTED INDEX OF 600 U.S. OPERATING
     COMPANIES. SECURITIES ARE SELECTED FOR INCLUSION IN THE INDEX BY AN
     S&P COMMITTEE THROUGH A NON-MECHANICAL PROCESS THAT FACTORS IN
     CRITERIA SUCH AS LIQUIDITY, PRICE, MARKET CAPITALIZATION, FINANCIAL
     VIABILITY, AND PUBLIC FLOAT.
    -----------------------------------------------------------------------
    SMALL CAP   PROFUND VP SMALL-CAP GROWTH: seeks     ProFund Advisors
     GROWTH     daily investment results, before              LLC
                fees and expenses, that correspond
                to the daily performance of the S&P
                SmallCap 600(R) Growth Index(R) (the
                "Index"). To meet its investment
                objective, the Fund invests in
                equity securities that ProFund
                Advisors believes, in combination,
                should have similar daily return
                characteristics as the daily return
                of the Index.
    -----------------------------------------------------------------------
     THE S&P SMALLCAP 600(R) GROWTH INDEX IS DESIGNED TO PROVIDE A
     COMPREHENSIVE MEASURE OF SMALL-CAP U.S. EQUITY "GROWTH" PERFORMANCE.
     IT IS AN UNMANAGED FLOAT-ADJUSTED, MARKET CAPITALIZATION WEIGHTED
     INDEX COMPRISING STOCKS REPRESENTING APPROXIMATELY HALF THE MARKET
     CAPITALIZATION OF THE S&P SMALLCAP 600 THAT HAVE BEEN IDENTIFIED AS
     BEING ON THE GROWTH END OF THE GROWTH-VALUE SPECTRUM. IT IS A
     FLOAT-ADJUSTED, MARKET CAPITALIZATION WEIGHTED INDEX OF 600 U.S.
     OPERATING COMPANIES. SECURITIES ARE SELECTED FOR INCLUSION IN THE
     INDEX BY AN S&P COMMITTEE THROUGH A NON-MECHANICAL PROCESS THAT
     FACTORS IN CRITERIA SUCH AS LIQUIDITY, PRICE, MARKET CAPITALIZATION,
     FINANCIAL VIABILITY, AND PUBLIC FLOAT.
    -----------------------------------------------------------------------

      STYLE/        INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
       TYPE                                                ADVISOR/
                                                          SUBADVISOR
     ---------------------------------------------------------------------
     LARGE CAP   PROFUND VP LARGE-CAP VALUE: seeks      ProFund Advisors
       VALUE     daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the S&P
                 500(R) Value Index (the "Index"). To
                 meet its investment objective, the
                 Fund invests in equity securities
                 that ProFund Advisors believes, in
                 combination, should have similar
                 daily return characteristics as the
                 daily return of the Index.
     ---------------------------------------------------------------------
      THE S&P 500(R) VALUE INDEX IS DESIGNED TO PROVIDE A COMPREHENSIVE
      MEASURE OF LARGE-CAP U.S. EQUITY "VALUE" PERFORMANCE. IT IS AN
      UNMANAGED FLOAT-ADJUSTED MARKET CAPITALIZATION WEIGHTED INDEX
      COMPRISING STOCKS REPRESENTING APPROXIMATELY HALF THE MARKET
      CAPITALIZATION OF THE S&P 500 THAT HAVE BEEN IDENTIFIED AS BEING ON
      THE VALUE END OF THE GROWTH-VALUE SPECTRUM.
     ---------------------------------------------------------------------
     LARGE CAP   PROFUND VP LARGE-CAP GROWTH: seeks     ProFund Advisors
      GROWTH     daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the S&P
                 500(R) Growth Index (the "Index").
                 To meet its investment objective,
                 the Fund invests in equity
                 securities that ProFund Advisors
                 believes, in combination, should
                 have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
      THE S&P 500(R) GROWTH INDEX IS DESIGNED TO PROVIDE A COMPREHENSIVE
      MEASURE OF LARGE-CAP U.S. EQUITY "GROWTH" PERFORMANCE. IT IS AN
      UNMANAGED FLOAT ADJUSTED MARKET CAPITALIZATION WEIGHTED INDEX
      COMPRISED OF STOCKS REPRESENTING APPROXIMATELY HALF THE MARKET
      CAPITALIZATION OF THE S&P 500 THAT HAVE BEEN IDENTIFIED AS BEING ON
      THE GROWTH END OF THE GROWTH-VALUE SPECTRUM.
     ---------------------------------------------------------------------
      MID CAP    PROFUND VP MID-CAP VALUE: seeks        ProFund Advisors
       VALUE     daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the S&P
                 MidCap 400(R) Value Index (the
                 "Index"). To meet its investment
                 objective, the Fund invests in
                 equity securities that ProFund
                 Advisors believes, in combination,
                 should have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
      THE S&P MIDCAP 400(R) VALUE INDEX IS DESIGNED TO PROVIDE A
      COMPREHENSIVE MEASURE OF MID-CAP U.S. EQUITY "VALUE" PERFORMANCE.
      IT IS AN UNMANAGED FLOAT ADJUSTED MARKET CAPITALIZATION WEIGHTED
      INDEX COMPRISED OF STOCKS REPRESENTING APPROXIMATELY HALF THE
      MARKET CAPITALIZATION OF THE S&P MIDCAP 400 THAT HAVE BEEN
      IDENTIFIED AS BEING ON THE VALUE END OF THE GROWTH-VALUE SPECTRUM.
     ---------------------------------------------------------------------
      MID CAP    PROFUND VP MID-CAP GROWTH: seeks       ProFund Advisors
      GROWTH     daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the S&P
                 MidCap 400(R) Growth Index(R) (the
                 "Index"). To meet its investment
                 objective, the Fund invests in
                 equity securities that ProFund
                 Advisors believes, in combination,
                 should have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
      THE S&P MIDCAP 400(R) GROWTH INDEX IS DESIGNED TO PROVIDE A
      COMPREHENSIVE MEASURE OF MID-CAP U.S. EQUITY "GROWTH" PERFORMANCE.
      IT IS AN UNMANAGED FLOAT ADJUSTED MARKET CAPITALIZATION WEIGHTED
      INDEX COMPRISED OF STOCKS REPRESENTING APPROXIMATELY HALF THE
      MARKET CAPITALIZATION OF THE S&P MIDCAP 400 THAT HAVE BEEN
      IDENTIFIED AS BEING ON THE GROWTH END OF THE GROWTH-VALUE SPECTRUM.
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP CONSUMER GOODS: seeks       ProFund Advisors
                 daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the Dow
                 Jones U.S. Consumer Goods Index (the
                 "Index"). To meet its investment
                 objective, the Fund invests in
                 equity securities that ProFund
                 Advisors believes, in combination,
                 should have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
      THE DOW JONES U.S. CONSUMER GOODS/SM/ INDEX MEASURES THE
      PERFORMANCE OF CONSUMER GOODS SECTOR OF THE U.S. EQUITY MARKET.
      COMPONENT COMPANIES INCLUDE, AMONG OTHERS, AUTOMOBILES AND AUTO
      PARTS AND TIRES, BREWERS AND DISTILLERS, FARMING AND FISHING,
      DURABLE AND NON-DURABLE HOUSEHOLD PRODUCT MANUFACTURERS, COSMETIC
      COMPANIES, FOOD AND TOBACCO PRODUCTS, CLOTHING, ACCESSORIES AND
      FOOTWEAR.
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP CONSUMER SERVICES: seeks    ProFund Advisors
                 daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the Dow
                 Jones U.S. Consumer Services Index
                 (the "Index"). To meet its
                 investment objective, the Fund
                 invests in equity securities that
                 ProFund Advisors believes, in
                 combination, should have similar
                 daily return characteristics as the
                 daily return of the Index.
     ---------------------------------------------------------------------

      STYLE/        INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
       TYPE                                                ADVISOR/
                                                          SUBADVISOR
     ---------------------------------------------------------------------
      THE DOW JONES U.S. CONSUMER SERVICES INDEX MEASURES THE
      PERFORMANCE OF CONSUMER SERVICES SECTOR OF THE U.S. EQUITY MARKET.
      COMPONENT COMPANIES INCLUDE, AMONG OTHERS, AIRLINES, BROADCASTING
      AND ENTERTAINMENT, APPAREL AND BROADLINE RETAILERS, FOOD AND DRUG
      RETAILERS, MEDIA AGENCIES, PUBLISHING, GAMBLING, HOTELS,
      RESTAURANTS AND BARS, AND TRAVEL AND TOURISM.
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP FINANCIALS: seeks daily     ProFund Advisors
                 investment results, before fees and          LLC
                 expenses, that correspond to the
                 daily performance of the Dow Jones
                 U.S. Financials Index (the "Index").
                 To meet its investment objective,
                 the Fund invests in equity
                 securities that ProFund Advisors
                 believes, in combination, should
                 have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
      THE DOW JONES U.S. FINANCIALS INDEX MEASURES THE PERFORMANCE OF THE
      FINANCIAL SERVICES SECTOR OF THE U.S. EQUITY MARKET. COMPONENT
      COMPANIES INCLUDE, AMONG OTHERS, REGIONAL BANKS; MAJOR U.S.
      DOMICILED INTERNATIONAL BANKS; FULL LINE, LIFE, AND PROPERTY AND
      CASUALTY INSURANCE COMPANIES; COMPANIES THAT INVEST, DIRECTLY OR
      INDIRECTLY IN REAL ESTATE; DIVERSIFIED FINANCIAL COMPANIES SUCH AS
      FANNIE MAE, CREDIT CARD ISSUERS, CHECK CASHING COMPANIES, MORTGAGE
      LENDERS AND INVESTMENT ADVISERS; SECURITIES BROKERS AND DEALERS,
      INCLUDING INVESTMENT BANKS, MERCHANT BANKS AND ONLINE BROKERS; AND
      PUBLICLY TRADED STOCK EXCHANGES.
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP HEALTH CARE: seeks daily    ProFund Advisors
                 investment results, before fees and          LLC
                 expenses, that correspond to the
                 daily performance of the Dow Jones
                 U.S. Health Care/SM/ Index (the
                 "Index"). To meet its investment
                 objective, the Fund invests in
                 equity securities that ProFund
                 Advisors believes, in combination,
                 should have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
      THE DOW JONES U.S. HEALTH CARE/SM/ INDEX MEASURES THE PERFORMANCE
      OF THE HEALTHCARE INDUSTRY OF THE U.S. EQUITY MARKET. COMPONENT
      COMPANIES INCLUDE, AMONG OTHERS, HEALTH CARE PROVIDERS,
      BIOTECHNOLOGY COMPANIES, MEDICAL SUPPLIES, ADVANCED MEDICAL DEVICES
      AND PHARMACEUTICALS.
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP INDUSTRIALS: seeks daily    ProFund Advisors
                 investment results, before fees and          LLC
                 expenses, that correspond to the
                 daily performance of the Dow Jones
                 U.S. Industrials Index (the
                 "Index"). To meet its investment
                 objective, the Fund invests in
                 equity securities that ProFund
                 Advisors believes, in combination,
                 should have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
      THE DOW JONES U.S. INDUSTRIALS/SM/ INDEX MEASURES THE PERFORMANCE
      OF THE INDUSTRIAL INDUSTRY OF THE U.S. EQUITY MARKET. COMPONENT
      COMPANIES INCLUDE, AMONG OTHERS, BUILDING MATERIALS, HEAVY
      CONSTRUCTION, FACTORY EQUIPMENT, HEAVY MACHINERY, INDUSTRIAL
      SERVICES, POLLUTION CONTROL, CONTAINERS AND PACKAGING, INDUSTRIAL
      DIVERSIFIED, AIR FREIGHT, MARINE TRANSPORTATION, RAILROADS,
      TRUCKING, LAND-TRANSPORTATION EQUIPMENT, SHIPBUILDING,
      TRANSPORTATION SERVICES, ADVANCED INDUSTRIAL EQUIPMENT, ELECTRIC
      COMPONENTS AND EQUIPMENT, AND AEROSPACE.
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP REAL ESTATE: seeks daily    ProFund Advisors
                 investment results, before fees and          LLC
                 expenses, that correspond to the
                 daily performance of the Dow Jones
                 U.S. Real Estate Index (the
                 "Index"). To meet its investment
                 objective, the Fund invests in
                 equity securities that ProFund
                 Advisors believes, in combination,
                 should have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
      THE DOW JONES U.S. REAL ESTATE/SM/ INDEX MEASURES THE PERFORMANCE
      OF THE REAL ESTATE SECTOR OF THE U.S. EQUITY MARKET. COMPONENT
      COMPANIES INCLUDE REAL ESTATE HOLDING AND DEVELOPMENT AND REAL
      ESTATE SERVICE COMPANIES AND REAL ESTATE INVESTMENT TRUSTS
      ("REITS") THAT INVEST IN INDUSTRIAL, OFFICES AND RETAIL PROPERTIES.
      REITS ARE PASSIVE INVESTMENT VEHICLES THAT INVEST PRIMARILY IN
      INCOME-PRODUCING REAL ESTATE OR REAL ESTATE RELATED LOANS AND
      INTERESTS.
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP TELECOMMUNICATIONS: seeks   ProFund Advisors
                 daily investment results, before             LLC
                 fees and expenses, that correspond
                 to the daily performance of the Dow
                 Jones U.S. Telecommunications Index
                 (the "Index"). To meet its
                 investment objective, the Fund
                 invests in equity securities and
                 derivatives that ProFund Advisors
                 believes, in combination, should
                 have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
      THE DOW JONES U.S. TELECOMMUNICATIONS/SM/ INDEX MEASURES THE
      PERFORMANCE OF THE TELECOMMUNICATIONS INDUSTRY OF THE U.S. EQUITY
      MARKET. COMPONENT COMPANIES INCLUDE, AMONG OTHERS, FIXED-LINE
      COMMUNICATIONS AND WIRELESS COMMUNICATIONS COMPANIES.
     ---------------------------------------------------------------------

      STYLE/        INVESTMENT OBJECTIVES/POLICIES         PORTFOLIO
       TYPE                                                ADVISOR/
                                                          SUBADVISOR
     ---------------------------------------------------------------------
     SPECIALTY   PROFUND VP UTILITIES: seeks daily      ProFund Advisors
                 investment results, before fees and          LLC
                 expenses, that correspond to the
                 daily performance of the Dow Jones
                 U.S. Utilities Index (the "Index").
                 To meet its investment objective,
                 the Fund invests in equity
                 securities that ProFund Advisors
                 believes, in combination, should
                 have similar daily return
                 characteristics as the daily return
                 of the Index.
     ---------------------------------------------------------------------
      THE DOW JONES U.S. UTILITIES/SM/ INDEX MEASURES THE PERFORMANCE OF
      THE UTILITIES SECTOR OF THE U.S. EQUITY MARKET. COMPONENT COMPANIES
      INCLUDE, AMONG OTHERS, ELECTRIC UTILITIES, GAS UTILITIES AND WATER
      UTILITIES.
     ---------------------------------------------------------------------




 Dow Jones has no relationship to the ProFunds VP, other than the licensing of the Dow Jones sector indices and its service marks for use in connection with the ProFunds VP. The ProFunds VP are not sponsored, endorsed, sold, or promoted by Standard & Poor's or NASDAQ, and neither Standard & Poor's nor NASDAQ makes any representations regarding the advisability of investing in the ProFunds VP.



 WHAT ARE THE FIXED RATE OPTIONS?
 The Fixed Rate Options consist of a one-year Fixed Rate Option, an Enhanced Fixed Rate Option used with our Enhanced Dollar Cost Averaging Program, and (with respect to TrueIncome - Highest Daily only), the Benefit Fixed Rate Account. We describe the Benefit Fixed Rate Account in the section of the prospectus concerning TrueIncome - Highest Daily.


 No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to a Fixed Rate Option, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would. That is, such factors result in a reduction to the interest rate. Any Tax Charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options.


 ONE-YEAR FIXED INTEREST RATE OPTION
 We offer a one-year Fixed Rate Option. When you select this option, your payment will earn interest at the established rate for the applicable interest rate period. A new interest rate period is established every time you allocate or transfer money into a Fixed Rate Option. You may have money allocated in more than one interest rate period at the same time. This could result in your money earning interest at different rates and each interest rate period maturing at a different time. While these interest rates may change from time to time the minimum interest rate is what is set forth in your Annuity contract. The interest rate that we credit to the Fixed Rate Options may be reduced by an amount that corresponds to the asset-based charges assessed against the Sub-accounts. Amounts allocated to the Fixed Rate Option become part of Allstate Life's general assets.

 We set a one-year base guaranteed annual interest rate for the one-year Fixed Rate Option. We may also provide an additional interest rate on each purchase payment allocated to this option for the first year after the payment. This additional interest rate will not apply to amounts transferred from other investment options within an Annuity or amounts remaining in this option for more than one year. We will permit transfers out of the one-year Fixed Rate Option only during the 30 day period following the end of the one-year period. We retain the right to limit the amount of Account Value that may be transferred into or out of the one-year Fixed Rate Option. In addition, we reserve the right to cease offering this investment option for periods of time.

 OTHER FIXED RATE INTEREST OPTIONS WE MAY OFFER FROM TIME TO TIME
 From time to time we may offer an Enhanced Dollar Cost Averaging ("DCA") program. If we do, you may allocate all or part of any Purchase Payment to the Enhanced Fixed Rate Option. You would then automatically transfer amounts over stated periods (e.g., six or twelve months) from the Enhanced Fixed Rate Option to the permissible Sub-accounts that you select. We reserve the right at any time to limit the investment options into which Enhanced Fixed Rate Option assets are transferred. After selecting the time period over which transfers will occur, you may not thereafter change the period during which transfers will be made. You may allocate Purchase Payments to more than one transfer period. You may not transfer from other investment options to the Enhanced Fixed Rate Option. This program is not available if you elect certain optional benefits.

 The first periodic transfer will occur on the date you allocate your Purchase Payment to the Enhanced Fixed Rate Option or the date following the end of any free-look period, if later. Subsequent transfers will occur on the monthly anniversary of the first transfer. The amount of each periodic transfer will be based on the period of time during which transfers are scheduled to occur. For example, if you choose a six-payment transfer schedule, each transfer generally will equal 1/6/th/ of the amount you allocated to the Enhanced Fixed Rate Option. The final transfer amount generally will also include the credited interest. You may change at any time the investment options into which the Enhanced Fixed Rate Option assets are transferred, provided that any such investment option is one that we permit. You may make a one time transfer of the remaining value out of your Enhanced Fixed Rate Option, if you so choose. Transfers from the Enhanced Fixed Rate Option do not count toward the maximum number of free transfers allowed under the contract.

 If you make a withdrawal or have a fee assessed from your Annuity, and all or part of that withdrawal or fee comes out of the Enhanced Fixed Rate Option, we will recalculate the periodic transfer amount to reflect the change. This recalculation may include some or all of the interest credited to the date of the next scheduled transfer.

 By investing amounts on a regular basis instead of investing the total amount at one time, the DCA program may decrease the effect of market fluctuation on the investment of your purchase payment. Of course, Dollar Cost Averaging cannot ensure a profit or protect against loss in a declining market.

 NOTE: When a DCA program is established from a Fixed Rate Option, the fixed rate of interest we credit to your Account Value is applied to a declining balance due to the transfers of Account Value to the Sub-accounts during the Guarantee Period. This will reduce the effective rate of return on the Fixed Rate Option over the Guarantee Period.

                               FEES AND CHARGES

 The charges under the contracts are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the contracts. They are also designed, in the aggregate, to compensate us for the risks of loss we assume pursuant to the contracts. If, as we expect, the charges that we collect from the contracts exceed our total costs in connection with the contracts, we will earn a profit. Otherwise we will incur a loss. For example, Allstate Life may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose, including payment of other expenses that Allstate Life incurs in promoting, distributing, issuing and administering an Annuity and, in the case of the X Series, to offset a portion of the costs associated with offering the Credit features which are funded through Allstate Life's general account.

 The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In most cases, this prospectus identifies such expenses or risks in the name of the charge; however, the fact that any charge bears the name of, or is designed primarily to defray a particular expense or risk does not mean that the amount we collect from that charge will never be more than the amount of such expense or risk, nor does it mean that we may not also be compensated for such expense or risk out of any other charges we are permitted to deduct by the terms of the contract. A portion of the proceeds that Allstate Life receives from charges that apply to the Sub-accounts may include amounts based on market appreciation of the Sub-account values including, for the X Series, appreciation on amounts that represent any Purchase Credit or Longevity Credit.

 WHAT ARE THE CONTRACT FEES AND CHARGES?
 CONTINGENT DEFERRED SALES CHARGE (CDSC): We do not deduct a sales charge from Purchase Payments you make to your Annuity. However, we may deduct a CDSC if you surrender your Annuity or when you make a partial withdrawal. The CDSC reimburses us for expenses related to sales and distribution of the Annuity, including commissions, marketing materials and other promotional expenses. The CDSC is calculated as a percentage of your Purchase Payment being surrendered or withdrawn. The CDSC percentage varies with the number of years that have elapsed since each Purchase Payment being withdrawn was made. If a withdrawal is effective on the day before the anniversary of the date that the Purchase Payment being withdrawn was made, then the CDSC percentage as of the next following year will apply. The CDSC percentages for the B Series, the L Series, and the X Series are shown under "Summary of Contract Fees and Charges." If you purchase the X Series and make a withdrawal that is subject to the CDSC, we may use part of that CDSC to recoup our costs of providing the Purchase Credit. However, we do not impose any CDSC on your withdrawal of a Credit amount.

 With respect to a partial withdrawal, we calculate the CDSC by assuming that any available free withdrawal amount is taken out first (see How Much Can I Withdraw as a Free Withdrawal?). If the free withdrawal amount is not sufficient, we then assume that withdrawals are taken from Purchase Payments that have not been previously withdrawn, on a first-in, first-out basis, and subsequently from any other Account Value in the Annuity.

 For purposes of calculating any applicable CDSC on a surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior partial withdrawals or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

 We may waive any applicable CDSC when taking a required minimum distribution from an Annuity purchased as a "qualified" investment. Free Withdrawals and required minimum distributions are each explained more fully in the section entitled "Access to Account Value."

 TRANSFER FEE: Currently, you may make twenty free transfers between investment options each Annuity Year. We currently charge $10.00 for each transfer after the twentieth in each Annuity Year. The fee will never be more than $20.00 for each transfer. We do not consider transfers made as part of a dollar cost averaging, automatic rebalancing or asset allocation program when we count the twenty free transfers. All transfers made on the same day will be treated as one (1) transfer. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period are not subject to the transfer fee and are not counted toward the twenty free transfers. Similarly, transfers made under our enhanced dollar cost averaging program pursuant to a formula used with an optional benefit are not subject to the Transfer Fee and are not counted toward the twenty free transfers. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a transfer fee unless you make use of electronic means to transmit your transfer requests. We may eliminate the transfer fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the transfer fee will not be waived.

 ANNUAL MAINTENANCE FEE: During the accumulation period we deduct an annual maintenance fee. The annual maintenance fee is $35.00 or 2% of your Account Value (including any amount in Fixed Allocations), whichever is less. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender. The fee is taken only from the Sub-accounts. Currently, the annual maintenance fee is only deducted if your Account Value is less than $100,000 on the anniversary of the Issue Date or at the time of surrender. We do not impose the annual maintenance fee upon annuitization, the payment of a Death Benefit, or a medically-related full surrender. We may increase the annual maintenance fee. However, any increase will only apply to Annuities issued after the date of the increase. The amount of this charge may differ in certain states. If you are a beneficiary under the Beneficiary Continuation Option, the annual maintenance fee is the lesser of $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.

 TAX CHARGE: Several states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We pay the tax either when Purchase Payments are received, upon surrender or when the Account Value is applied under an annuity option. The tax charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of Purchase Payments, surrender value, or Account Value as applicable. The tax charge currently ranges up to 3 1/2%. We reserve the right to deduct the charge either at the time the tax is imposed, upon a full surrender of the Annuity or upon annuitization. We may assess a charge against the Sub-accounts and the Fixed Rate Options equal to any taxes which may be imposed upon the Separate Account. We will pay company income taxes on the taxable corporate earnings created by this Separate Account product. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you pay under the contract. We will periodically review the issue of charging for these taxes and may impose a charge in the future. In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividends received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the tax charges you pay under the contract.

 INSURANCE CHARGE: We deduct an Insurance Charge daily. The charge is assessed against the average daily assets allocated to the Sub-accounts and is equal to the amount indicated under "Summary of Contract Fees and Charges". The Insurance Charge is the combination of the mortality & expense risk charge and the administration charge. The Insurance Charge is intended to compensate Allstate Life for providing the insurance benefits under each Annuity, including each Annuity's basic Death Benefit that provides guaranteed benefits to your beneficiaries even if the market declines and the risk that persons to whom we guarantee annuity payments will live longer than our assumptions. The charge also covers administrative costs associated with providing the Annuity benefits, including preparation of the contract, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge covers the risk that our assumptions about the mortality risks and expenses under each Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs. We may increase the portion of the total Insurance Charge that is deducted for administrative costs; however, any increase will only apply to Annuities issued after the date of the increase.


 The Insurance Charge is not deducted against assets allocated to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Rate Options, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.


 OPTIONAL BENEFITS FOR WHICH WE ASSESS A CHARGE: If you elect to purchase certain optional benefits, we will deduct an additional charge. For some optional benefits, the charge is deducted from your Account Value allocated to the Sub-accounts. This charge is included in the daily calculation of the Unit price for each Sub-account. For certain other optional benefits, such as TrueIncome - Highest Daily 7, the charge is assessed against the Protected Withdrawal Value and is taken out of the Sub-accounts periodically. Please refer to the sections entitled "Living Benefit Programs" and "Death Benefit" for a description of the charge for each Optional Benefit.

 SETTLEMENT SERVICE CHARGE: If your beneficiary takes the death benefit under a Beneficiary Continuation Option, we deduct a settlement service charge although the Insurance Charge no longer applies. The charge is assessed daily against the assets allocated to the Sub-accounts and is equal to an annual charge of 1.00%.

 FEES AND EXPENSES INCURRED BY THE PORTFOLIOS: Each Portfolio incurs total annual operating expenses comprised of an investment management fee, other expenses and any distribution and service (12b-1) fees that may apply. These fees and expenses are reflected daily by each Portfolio before it provides Allstate Life with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the prospectuses for the Portfolios.

 WHAT CHARGES APPLY TO THE FIXED RATE OPTIONS?
 No specific fees or expenses are deducted when determining the rate we credit to a Fixed Rate Option. However, for some of the same reasons that we deduct the Insurance Charge against Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to Fixed Rate Options. Any CDSC or tax charge applies to amounts that are taken from the Sub-accounts or the Fixed Rate Options. That is, the interest rate we credit to a Fixed Rate Option may be reduced to reflect those factors.

 WHAT CHARGES APPLY IF I CHOOSE AN ANNUITY PAYMENT OPTION?
 If you select a fixed payment option, the amount of each fixed payment will depend on the Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. Also, a tax charge may apply (see "Tax Charge" above).

 EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
 We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce the amount of any CDSC or the length of time it applies, reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the total Insurance Charge that is deducted as an administration charge. Generally, these types of changes will be based on a reduction to our sales, maintenance or administrative expenses due to the nature of the individual or group purchasing the Annuity. Some of the factors we might consider in making such a decision are: (a) the size and type of group; (b) the number of Annuities purchased by an Owner; (c) the amount of Purchase Payments or likelihood of additional Purchase Payments; (d) whether an annuity is reinstated pursuant to our rules; and/or (e) other transactions where sales, maintenance or administrative expenses are likely to be reduced. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.

                            PURCHASING YOUR ANNUITY

 WHAT ARE OUR REQUIREMENTS FOR PURCHASING ONE OF THE ANNUITIES?

 INITIAL PURCHASE PAYMENT:
 We no longer allow new purchases of these Annuities. Previously, you must have made a minimum initial Purchase Payment as follows: $1,000 for the B Series and $10,000 for the X Series and the L Series. However, if you decide to make payments under a systematic investment or an electronic funds transfer program, we will accept a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent Purchase Payments plus your initial Purchase Payment total the minimum initial Purchase Payment amount required for the Annuity purchased.

 We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equals $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of Purchase Payments. In addition, we may apply certain limitations and/or restrictions on an Annuity as a condition of our acceptance, including limiting the liquidity features or the Death Benefit protection provided under an Annuity, limiting the right to make additional Purchase Payments, changing the number of transfers allowable under an Annuity or restricting the Sub-accounts or Fixed Rate Options that are available. Other limitations and/or restrictions may apply.

 Speculative Investing - Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

 Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions, and thereby refuse to accept purchase payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your contract to government regulators.


 Currently, we will not permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships, endowments and grantor trusts with multiple grantors. Further, we will only allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated annuitant. These rules are subject to state law. Additionally, we will not permit election or re-election of any optional death benefit or optional living benefit by certain ownership types. We reserve the right to further limit, restrict and/or change these rules in the future, to the extent permitted by state law. Further, please be aware that we do not provide administration for employer-sponsored plans and may also limit the number of plan participants that elect to use our Annuity as a funding vehicle.


 Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Allstate Life. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Allstate Life via wiring funds through your Financial Professional's broker-dealer firm. Additional Purchase Payments may also be applied to your Annuity under an electronic funds transfer, an arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. Our acceptance of a check is subject to our ability to collect funds.

 AGE RESTRICTIONS:
 Unless we agree otherwise and subject to our rules, the Owner (or Annuitant if entity owned) must not be older than a maximum issue age as of the Issue Date of the Annuity as follows: age 85 for the B Series and the L Series and age 75 for the X Series. No additional Purchase Payments will be permitted after age 85 for any of the Annuities. If an Annuity is owned jointly, the oldest of the Owners must not be older than the maximum issue age on the Issue Date. You should consider your need to access your Account Value and whether the Annuity's liquidity features will satisfy that need. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. The availability and level of protection of certain optional benefits may vary based on the age of the Owner on the Issue Date of the Annuity or the date of the Owner's death.

 OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS:
 We will ask you to name the Owner(s), Annuitant and one or more Beneficiaries for your Annuity.
..   Owner: The Owner(s) holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint owners are required to act jointly; however, if each owner provides us with an instruction that we find acceptable, we will permit each owner to act independently on behalf of both owners. All information and documents that we are required to send you will be sent to the first named owner. The co-ownership by entity-owners or an entity-owner and an individual is not permitted. Refer to the Glossary of Terms for a complete description of the term "Owner."

..   Annuitant: The Annuitant is the person upon whose life we continue to make annuity payments. You must name an Annuitant who is a natural person. We do not accept a designation of joint Annuitants during the accumulation period. In limited circumstances we may allow you to name one or more Contingent Annuitants with our prior approval. A Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of "Considerations for Contingent Annuitants" in the Tax Considerations section of the prospectus. Each Annuity offers Sub-accounts designed for Owners who wish to engage in frequent transfers (i.e., one or more of the Sub-accounts corresponding to the ProFund Portfolios and the AST Money Market Portfolio), and we encourage Owners seeking frequent transfers to utilize those Sub-accounts.
..   Beneficiary: The beneficiary is the person(s) or entity you name to receive the Death Benefit. Your beneficiary designation should be the exact name of your beneficiary, not only a reference to the beneficiary's relationship to you. If you use a designation of "surviving spouse," we will pay the Death Benefit to the individual that is your spouse at the time of your death (as defined under the federal tax laws and regulations). If no beneficiary is named, the Death Benefit will be paid to you or your estate.

 Your right to make certain designations may be limited if your Annuity is to be used as an IRA or other "qualified" investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.

                             MANAGING YOUR ANNUITY

 MAY I CHANGE THE OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS?
 You may change the Owner, Annuitant and beneficiary designations by sending us a request in writing in a form acceptable to us. Upon an ownership change, any automated investment or withdrawal programs will be canceled. The new owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Some of the changes we will not accept include, but are not limited to:

..   a new Owner subsequent to the death of the Owner or the first of any co-Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner's death;
..   a new Annuitant subsequent to the Annuity Date;
..   for "non-qualified" investments, a new Annuitant prior to the Annuity Date if the Annuity is owned by an entity;
..   a change in beneficiary if the Owner had previously made the designation irrevocable; and
..   a new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, and grantor trusts with multiple grantors.


 There are also restrictions on designation changes when you have elected certain optional benefits. See the "Living Benefits" and "Death Benefits" section of the Prospectus for any such restrictions.

 WRITTEN REQUESTS AND FORMS IN GOOD ORDER. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.


 If you wish to change the Owner and/or Beneficiary under the Annuity, or to assign the Annuity, you must deliver the request to us in writing at our Service Office. Any change of Owner and/or Beneficiary, or assignment of the Annuity, will take effect when accepted and recorded by us (unless an alternative rule is stipulated by applicable State law). We are not responsible for any transactions processed before a change of Owner and/or Beneficiary, and an assignment of the Annuity, is accepted and recorded by us. UNLESS PROHIBITED BY APPLICABLE STATE LAW, WE RESERVE THE RIGHT TO REFUSE A PROPOSED CHANGE OF OWNER AND/OR BENEFICIARY, AND A PROPOSED ASSIGNMENT OF THE ANNUITY, AT ANY TIME ON A NON-DISCRIMINATORY BASIS, AND WE ARE NOT OBLIGATED TO PROCESS YOUR REQUEST WITHIN ANY PARTICULAR TIME FRAME. We assume no responsibility for the validity or tax consequences of any change of Owner and/or Beneficiary or any assignment of the Annuity, and may be required to make reports of ownership changes and/or assignments to the appropriate federal, state and/or local taxing authorities. You should consult with a qualified tax adviser for complete information and advice prior to any ownership change or assignment. Once an ownership change or assignment is processed, the tax reporting cannot be reversed.


 DEATH BENEFIT SUSPENSION UPON CHANGE OF OWNER OR ANNUITANT. If there is a change of Owner or Annuitant, the change may affect the amount of the Death Benefit. See the Death Benefit section of this prospectus for additional details.

 SPOUSAL DESIGNATIONS. If an Annuity is co-owned by spouses, we will assume that the sole primary Beneficiary is the surviving spouse that was named as the co-owner unless you elect an alternative Beneficiary Designation. Unless you elect an alternative Beneficiary Designation, upon the death of either spousal Owner, the surviving spouse may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. The Death Benefit that would have been payable will be the new Account Value of the Annuity as of the date of due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For TrueIncome - Spousal, the eligible surviving spouse will also be able to assume the benefit with the Annuity. See the description of this benefit in the "Living Benefit Programs" section of this prospectus. For purposes of determining any future Death Benefit for the beneficiary of the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including the CDSC when applicable.


 Spousal assumption is only permitted to spouses as defined by federal law. See the second paragraph in the "Tax Considerations" chapter for more information.


 MAY I RETURN MY ANNUITY IF I CHANGE MY MIND?
 If after purchasing your Annuity you change your mind and decide that you do not want it, you may return it to us within a certain period of time known as a right to cancel period. This is often referred to as a "free-look." Depending on the state in which you purchased your Annuity and, in some states, if you purchased the Annuity as a replacement for a prior contract, the right to cancel period may be ten (10) days or longer, measured from the time that you received your Annuity. You must send your Annuity to us before the end of the applicable time period. If you return your Annuity during the applicable period, we will refund your current

 Account Value plus any tax charge deducted, and depending on your state's requirements, any applicable insurance charges deducted. The amount returned to you may be higher or lower than the Purchase Payment(s) applied during the right to cancel period. However where required by law, we will return your Purchase Payment(s) if they are greater than your current Account Value, less any federal and state income tax withholding. With respect to the X Series, if you return your Annuity, we will not return any Purchase Credits we applied to your Annuity based on your Purchase Payments.

 MAY I MAKE ADDITIONAL PURCHASE PAYMENTS?
 The minimum amount that we accept as an additional Purchase Payment is $100 unless you participate in Allstate Life's systematic investment plan or a periodic purchase payment program. Purchase payments made while you participate in an asset allocation program will be allocated in accordance with such program. Additional Purchase Payments may be paid at any time before the Annuity Date and prior to the Owner's 86/th/ birthday. However, purchase payments are not permitted if the Account Value drops to zero.

 MAY I MAKE SCHEDULED PAYMENTS DIRECTLY FROM MY BANK ACCOUNT?
 You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity. We call our electronic funds transfer program "Allstate Life's Systematic Investment Plan." We may allow you to invest in your Annuity with a lower initial Purchase Payment, as long as you authorize payments through an electronic funds transfer that will equal at least the minimum Purchase Payment set forth above during the first 12 months of your Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur.

 MAY I MAKE PURCHASE PAYMENTS THROUGH A SALARY REDUCTION PROGRAM?
 These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program as long as the allocations are made only to Sub-accounts and the periodic Purchase Payments received in the first year total at least the minimum Purchase Payment set forth above.

                          MANAGING YOUR ACCOUNT VALUE

 HOW AND WHEN ARE PURCHASE PAYMENTS INVESTED?
 (See "Valuing Your Investment" for a description of our procedure for pricing initial and subsequent Purchase Payments.)

 INITIAL PURCHASE PAYMENT: Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions for allocating your Account Value. The Purchase Payment is your initial Purchase Payment minus any tax charges that may apply. You can allocate Purchase Payments to one or more Sub-accounts or a Fixed Rate Option (other than the Benefit Fixed Rate Account). Investment restrictions will apply if you elect certain optional benefits.

 SUBSEQUENT PURCHASE PAYMENTS: Unless you have provided us with other specific allocation instructions for one, more than one, or all subsequent Purchase Payments, we will allocate any additional Purchase Payments you make according to your initial Purchase Payment allocation instructions. If you so instruct us, we will allocate subsequent Purchase Payments according to any new allocation instructions.

 HOW DO I RECEIVE A LONGEVITY CREDIT UNDER THE X SERIES?
 We apply a Longevity Credit to your Annuity's Account Value beginning at the end of your tenth Annuity Year ("tenth Annuity Anniversary") and every Annuity Anniversary thereafter. The Longevity Credit is equal to 0.40% of the sum of all Purchase Payments that have been in the Annuity for more than 9 years less the cumulative amount of withdrawals made (including the deduction of any CDSC amounts) through the end of the period. On any Annuity Anniversary, if the total Purchase Payments that have been in the Annuity for more than 9 years are less than the cumulative amount of withdrawals made, no Longevity Credit will be applied to your Annuity. Also, no Longevity Credit will be applied to your Annuity if your Account Value is zero when a Longevity Credit would otherwise be paid. This would include any situation where the Annuity is still in force due to the fact that payments are being made under an optional benefit such as TrueIncome, TrueIncome - Spousal, TrueIncome - Highest Daily, TrueIncome Highest Daily 7, or TrueIncome - Spousal Highest Daily 7. In addition, no Longevity Credit will be applied to your Annuity if before the Annuity Anniversary when a Longevity Credit would otherwise be paid: (i) you have surrendered your Annuity; (ii) you have annuitized your Annuity; or
 (iii) we have received due proof of your death (and there has been no spousal continuation election made). If your spouse continues the contract under our spousal continuation option, we will apply the Longevity Credit to your Annuity beginning on the tenth Annuity Anniversary measured from the date that we originally issued you the Annuity. Since the Longevity Credit is applied to the Account Value only, any guarantees that are not based on Account Value will not reflect the Longevity Credit. Similarly, guarantees that are made against a loss in Account Value will not be triggered in certain very limited circumstances where they otherwise would have been, had no Longevity Credit been applied to the Account Value.

 HOW ARE LONGEVITY CREDITS APPLIED TO MY ACCOUNT VALUE UNDER THE X SERIES?
 Any Longevity Credit that is allocated to your Account Value will be allocated to a Fixed Rate Option, the Benefit Fixed Rate Account and Sub-accounts in the same percentages as Purchase Payments are then being allocated to your Annuity.

 HOW DO I RECEIVE A PURCHASE CREDIT UNDER THE X SERIES?
 We apply a "Purchase Credit" to your Annuity's Account Value each time you make a Purchase Payment. The amount of the Purchase Credit is payable from our general account. The amount of the Purchase Credit depends on the age of the oldest Owner (or Annuitant if entity-owned) when the Purchase Payment is applied to the Annuity according to the table below:

   OLDEST OWNER'S AGE ON THE DATE THAT  PURCHASE CREDIT ON PURCHASE PAYMENTS
              THE PURCHASE                          AS THEY ARE
   PAYMENT IS APPLIED TO THE ANNUITY          APPLIED TO THE ANNUITY
   --------------------------------------------------------------------------
                 0-80                                 6.00%*
   --------------------------------------------------------------------------
                 81-85                                3.00%
   --------------------------------------------------------------------------

 * For X series Annuities issued prior to December 10, 2007, the credit applicable to ages 0-80 is 5%.

 HOW IS EACH PURCHASE CREDIT APPLIED TO ACCOUNT VALUE UNDER THE X SERIES
 ANNUITY?
 Each Purchase Credit is allocated to your Account Value at the time the Purchase Payment is applied to your Account Value. The amount of the Purchase Credit is allocated to the investment options in the same ratio as the applicable Purchase Payment is applied.

 EXAMPLES OF APPLYING THE PURCHASE CREDIT

 INITIAL PURCHASE PAYMENT
 Assume you are 65 years old and you make an initial Purchase Payment of $450,000. We would apply a 6.0% Purchase Credit to your Purchase Payment and allocate the amount of the Purchase Credit ($27,000 = $450,000 X .06) to your Account Value in the same proportion that your Purchase Payment is allocated.

 The amount of any Purchase Credit applied to your X Series Account Value can be recovered by Allstate Life under certain circumstances:
..   any Purchase Credit applied to your Account Value on Purchase Payments made within the 12 months before the Owner's (or Annuitant's if entity-owned) date of death will be recovered (to the extent allowed by state law); and
..   the amount available under the medically-related surrender portion of the
    Annuity will not include the amount of any Purchase Credit payable on Purchase Payments made within 12 months of the date the medically-related surrender is exercised; and
..   if you elect to "free-look" your Annuity, the amount returned to you will not include the amount of any Purchase Credit.

 The Account Value may be substantially reduced if Allstate Life recovers the Purchase Credit amount under these circumstances. The amount we take back will equal the Purchase Credit, without adjustment up or down for investment performance. Therefore, any gain on the Purchase Credit amount will not be taken back. But if there was a loss on the Purchase Credit, the amount we take back will still equal the amount of the Purchase Credit. We do not deduct a CDSC in any situation in which we recover the Purchase Credit amount.

 GENERAL INFORMATION ABOUT THE PURCHASE CREDIT FEATURE
..   We do not consider a Purchase Credit to be "investment in the contract" for income tax purposes.
..   You may not withdraw the amount of any Purchase Credit under the Free
    Withdrawal provision. The Free Withdrawal provision only applies to withdrawals of Purchase Payments.

 ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS? During the accumulation period you may transfer Account Value between investment options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. We do not currently require a minimum amount in each Sub-account to which you allocate Account Value at the time of any allocation or transfer.


 Currently, any transfer involving the ProFunds VP Sub-accounts must be received by us no later than 3:00 p.m. Eastern time (or one hour prior to any announced closing of the applicable securities exchange) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically, including through our Internet website (www.accessallstate.com). Owners attempting to process a transfer request between the applicable "cut-off" time and 4:00 p.m., are informed that their transactions cannot be processed as requested.


 We may impose specific restrictions on financial transactions (including transfer requests) for certain Portfolios based on the Portfolio's investment and/or transfer restrictions. We may do so to conform to any present or future restriction that is imposed by any Portfolio available under an Annuity. Currently, we charge $10.00 for each transfer you make after the twentieth (20/th/) in each Annuity Year. Transfers made as part of a dollar cost averaging or automatic rebalancing program do not count toward the twenty free transfer limit. Renewals or transfers of Account Value from a Fixed Rate Option at the end of its Guarantee Period or pursuant to the Enhanced Fixed Rate Option are not subject to the transfer charge. We may reduce the number of free transfers allowable each Annuity Year (subject to a minimum of eight) without charging a Transfer Fee unless you make use of electronic means to transmit your transfer requests. We may also increase the Transfer Fee that we charge to $20.00 for each transfer you make after you have reached your free transfer limit. We may eliminate the Transfer Fee for transfer requests transmitted electronically or through other means that reduce our processing costs. If enrolled in any program that does not permit transfer requests to be transmitted electronically, the Transfer Fee will not be waived.

 Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in good order. For purposes of this 20 transfer limit, we (i) do not view a facsimile transmission as a "writing", (ii) will treat multiple transfer requests submitted on the same Valuation Day as a single transfer, and
 (iii) do not count any transfer that solely involves Sub-accounts corresponding to any ProFund portfolio and/or the AST Money Market Portfolio, or any transfer that involves one of our systematic programs, such as automated withdrawals.

 Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called "market timing," can make it very difficult for a Portfolio manager to manage a Portfolio's investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance.

 In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or
 (b) we are informed by a Portfolio (e.g., by the Portfolio's portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:
..   With respect to each Sub-account (other than the AST Money Market
    Sub-account or any ProFund Sub-account), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the "Transfer Out") all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the "Restricted Sub-account"). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as automated withdrawals; (ii) do not count any transfer that solely involves any ProFund portfolio and/or the AST Money Market Portfolio; and (iii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.
..   We reserve the right to effect exchanges on a delayed basis for all contracts. That is, we may price an exchange involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the exchange request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.

 If we deny one or more transfer requests under the foregoing rules, we will inform you or your Financial Professional promptly of the circumstances concerning the denial. There are contract owners of different variable annuity contracts that are funded through the same Separate Account that may not be subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than contract owners who are subject to such limitations. Finally, there are contract owners of other variable annuity contracts or variable life contracts that are issued by Allstate Life as well as other insurance companies that may have the same Portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying mutual fund (e.g., greater portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a Financial Professional or third party investment advisor are subject to the restrictions on transfers between investment options that are discussed above, if the advisor manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying mutual fund's assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a Financial Professional) and will not waive a transfer restriction for any contract owner.

 ALTHOUGH OUR TRANSFER RESTRICTIONS ARE DESIGNED TO PREVENT EXCESSIVE TRANSFERS, THEY ARE NOT CAPABLE OF PREVENTING EVERY POTENTIAL OCCURRENCE OF EXCESSIVE TRANSFER ACTIVITY.

 The Portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract owners (including an Annuity Owner's TIN number), and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.

 A Portfolio also may assess a short term trading fee (redemption fee) in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value.

 DO YOU OFFER MORE THAN ONE DOLLAR COST AVERAGING PROGRAM?
 Yes. As discussed below, we offer Dollar Cost Averaging Programs during the accumulation period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one Sub-account to one or more other Sub-accounts. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from Sub-accounts. By investing amounts on a regular basis instead of investing the total amount at one time, Dollar Cost Averaging may decrease the effect of market fluctuation on the investment of your Purchase Payment. This may result in a lower average cost of units over time. However, there is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining market. We do not deduct a charge for participating in a Dollar Cost Averaging program. The Dollar Cost Averaging Program is in addition to any Dollar Cost Averaging program that would be made available in connection with any Enhanced Fixed Rate Option we may offer from time to time as described above.

 DO YOU OFFER ANY AUTOMATIC REBALANCING PROGRAMS?
 Yes. During the accumulation period, we offer Automatic Rebalancing among the Sub-accounts you choose. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you chose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the "overweighted" Sub-accounts to the "underweighted" Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift.

 Any transfer to or from any Sub-account that is not part of your Automatic Rebalancing program, will be made; however, that Sub-account will not become part of your rebalancing program unless we receive instructions from you indicating that you would like such option to become part of the program.

 There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a systematic withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.

 If you are participating in an optional living benefit (such as TrueIncome Highest Daily Lifetime Seven) that makes transfers under a pre-determined mathematical formula, and you have opted for automatic rebalancing; you should be aware that: (a) the AST bond portfolio used as part of the pre-determined mathematical formula will not be included as part of automatic rebalancing and
 (b) the operation of the formula may result in the rebalancing not conforming to the percentage allocations that you specified originally as part of your Automatic Rebalancing Program.

 MAY I GIVE MY FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS?
 Yes. Subject to our rules, your Financial Professional may forward instructions regarding the allocation of your Account Value, and request financial transactions involving investment options. IF YOUR FINANCIAL PROFESSIONAL HAS THIS AUTHORITY, WE DEEM THAT ALL TRANSACTIONS THAT ARE DIRECTED BY YOUR FINANCIAL PROFESSIONAL WITH RESPECT TO YOUR ANNUITY HAVE BEEN AUTHORIZED BY YOU. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your Financial Professional until we receive notification of the revocation of such person's authority. We may also suspend, cancel or limit these privileges at any time. We will notify you if we do.

 PLEASE NOTE: Contracts managed by your Financial Professional also are subject to the restrictions on transfers between investment options that are discussed in the section entitled "ARE THERE RESTRICTIONS OR CHARGES ON TRANSFERS BETWEEN INVESTMENT OPTIONS?" Since transfer activity under contracts managed by a Financial Professional may result in unfavorable consequences to all contract owners invested in the affected options we reserve the right to limit the investment options available to a particular Owner whose contract is managed by the Financial Professional or impose other transfer restrictions we deem necessary. Your Financial Professional will be informed of all such restrictions on an ongoing basis. We may also require that your Financial Professional transmit all financial transactions using the electronic trading functionality available through our Internet website (www.accessallstate.com). Limitations that we may impose on your Financial Professional under the terms of the administrative agreement do not apply to financial transactions requested by an Owner on their own behalf, except as otherwise described in this Prospectus. PLEASE NOTE THAT IF YOU HAVE ENGAGED A THIRD PARTY INVESTMENT ADVISOR TO PROVIDE ASSET ALLOCATION SERVICES WITH RESPECT TO YOUR ANNUITY, WE DO NOT ALLOW YOU TO ELECT AN OPTIONAL BENEFIT THAT REQUIRES INVESTMENT IN AN ASSET ALLOCATION PORTFOLIO AND/OR THAT INVOLVES MANDATORY ACCOUNT VALUE TRANSFERS (E.G. TRUEINCOME, TRUEINCOME - SPOUSAL, TRUEINCOME - HIGHEST DAILY, TRUEINCOME - HIGHEST DAILY 7, TRUEINCOME - SPOUSAL HIGHEST DAILY 7, AND HIGHEST DAILY VALUE DEATH BENEFIT).

 We will immediately send you confirmations of transactions that affect your Annuity.

 It is your responsibility to arrange for the payment of the advisory fee charged by your investment advisor. Similarly, it is your responsibility to understand the advisory services provided by your investment advisor and the advisory fees charged for the services.

                            ACCESS TO ACCOUNT VALUE

 WHAT TYPES OF DISTRIBUTIONS ARE AVAILABLE TO ME?

 During the accumulation period you can access your Account Value through partial withdrawals, Systematic Withdrawals, and where required for tax purposes, required minimum distributions. You can also surrender your Annuity at any time. We may deduct a portion of the Account Value being withdrawn or surrendered as a CDSC, if applicable. If you surrender your Annuity, in addition to any CDSC, we may deduct the annual maintenance fee, any tax charge that applies and the charge for any optional benefits. Certain amounts may be available to you each Annuity Year that are not subject to a CDSC. These are called "Free Withdrawals." Unless you notify us differently, withdrawals are taken pro rata based on the Account Value in the investment options at the time we receive your withdrawal request (i.e. "pro rata" meaning that the percentage of each investment option withdrawn is the same percentage that the investment option bears to the total Account Value). Each of these types of distributions is described more fully below.

 ARE THERE TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NON-QUALIFIED ANNUITIES?


 DURING THE ACCUMULATION PERIOD

 A distribution during the accumulation period is deemed to come first from any "gain" in your Annuity and second as a return of your "tax basis", if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax advisor for advice before requesting a distribution.


 DURING THE ANNUITIZATION PERIOD

 During the annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have "exclusionary rules" that we use to determine what portion of each annuity payment should be treated as a return of any tax basis you have in your Annuity. Once the tax basis in your Annuity has been distributed, the remaining annuity payments are fully taxable as ordinary income. The tax basis in your Annuity may be based on the tax-basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.

 There may also be tax implications on distributions from qualified Annuities. See "Tax Considerations" for information about qualified Annuities and for additional information about non-qualified Annuities.


 CAN I WITHDRAW A PORTION OF MY ANNUITY?
 Yes, you can make a withdrawal during the accumulation period.
   . To meet liquidity needs, you can withdraw a limited amount from your Annuity during each Annuity Year without application of any CDSC. We call this the "Free Withdrawal" amount. The Free Withdrawal amount is not available if you choose to surrender your Annuity. Amounts withdrawn as a Free Withdrawal do not reduce the amount of CDSC that may apply upon a subsequent withdrawal or surrender of your Annuity. The minimum Free Withdrawal you may request is $100.
   . You can also make withdrawals in excess of the Free Withdrawal amount. The maximum amount that you may withdraw will depend on your Annuity's Surrender Value as of the date we process the withdrawal request. After any partial withdrawal, your Annuity must have a Surrender Value of at least $1,000, or we may treat the partial withdrawal request as a request to fully surrender your Annuity. The minimum partial withdrawal you may request is $100. To determine if a CDSC applies to partial withdrawals, we: 1. First determine what, if any, amounts qualify as a Free Withdrawal. These amounts are not subject to the CDSC. 2. Next determine what, if any, remaining amounts are withdrawals of Purchase Payments. Amounts in excess of the Free Withdrawal amount will be treated as withdrawals of Purchase Payments unless all Purchase Payments have been previously withdrawn. These amounts are subject to the CDSC. Purchase Payments are withdrawn on a first-in, first-out basis. We withdraw your oldest Purchase Payments first so that the lowest CDSC will apply to the amount withdrawn. 3. Withdraw any remaining amounts from any other Account Value. These amounts are not subject to the CDSC.

 You may request a withdrawal for an exact dollar amount after deduction of any CDSC that applies (called a "net withdrawal") or request a gross withdrawal from which we will deduct any CDSC that applies, resulting in less money being payable to you than the amount you requested. If you request a net withdrawal, the amount deducted from your Account Value to pay the CDSC may also be subject to a CDSC.

 Partial withdrawals may also be available following annuitization but only if you choose certain annuity payment options. (Note, however, that we do not permit commutation once annuity payments have commenced).

 To request the forms necessary to make a withdrawal from your Annuity, call 1-866-695-2647 or visit our Internet Website at www.accessallstate.com.

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 HOW MUCH CAN I WITHDRAW AS A FREE WITHDRAWAL?
 The maximum Free Withdrawal amount during each Annuity Year is equal to 10% of all Purchase Payments (not including Purchase Credits, for the X Series) that are subject to a CDSC. Withdrawals made within an Annuity Year reduce the Free Withdrawal amount available for the remainder of the Annuity Year. If you do not make a withdrawal during an Annuity Year, you are not allowed to carry over the Free Withdrawal amount to the next Annuity Year.

 CAN I MAKE PERIODIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD? Yes. We call these "Systematic Withdrawals." You can receive Systematic Withdrawals of earnings only, or a flat dollar amount. Systematic Withdrawals may be subject to a CDSC. We will determine whether a CDSC applies and the amount in the same way as we would for a partial withdrawal.

 Systematic Withdrawals can be made from Account Value allocated to the Sub-accounts or the Fixed Rate Option. Generally, Systematic Withdrawals from the Fixed Rate Option are limited to earnings accrued after the program of Systematic Withdrawals begins, or payments of fixed dollar amounts that do not exceed such earnings. Systematic Withdrawals are available on a monthly, quarterly, semi-annual or annual basis. There is no minimum Surrender Value we require to allow you to begin a program of Systematic Withdrawals.

 The minimum amount for each Systematic Withdrawal is $100. If any scheduled Systematic Withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled Systematic Withdrawal.


 We will withdraw systematic withdrawals from the Investment Options you have designated (your "designated Investment Options"). If you do not designate Investment Options for systematic withdrawals, we will withdraw systematic withdrawals pro rata based on the Account Value in the Investment Options at the time we pay out your withdrawal (i.e. "pro rata" meaning that the percentage of each Investment Option withdrawn is the same percentage that the Investment Option bears to the total Account Value). For any scheduled systematic withdrawal for which you have elected a specific dollar amount and have specified percentages to be withdrawn from your designated Investment Options, if the amounts in your designated Investment Options cannot satisfy such instructions, we will withdraw systematic withdrawals pro rata, as just described, based on the Account Value across all your Investment Options. Please note that if you are participating in certain optional living benefits (e.g., TrueIncome - Highest Daily), systematic withdrawals must be taken pro rata. Ownership changes to and assignment of your Annuity will terminate any systematic withdrawals that had been in effect on the date of the change.


 DO YOU OFFER A PROGRAM FOR WITHDRAWALS UNDER SECTIONS 72(T)/72(Q) OF THE INTERNAL REVENUE CODE?
 Yes. If your Annuity is used as an investment vehicle for certain retirement plans that receive special tax treatment under Sections 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59 1/2 if you elect to receive distributions as a series of "substantially equal periodic payments." For contracts issued as non-qualified annuities, the Internal Revenue Code provides for the same exemption from penalty under Section 72(q) of the Code. Distributions received under these provisions in any Annuity Year that exceed the maximum amount available as a free withdrawal will be subject to any applicable CDSC. To request a program that complies with Sections 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. There is no minimum Surrender Value we require to allow you to begin a program for withdrawals under Sections 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59 1/2 that are not subject to the 10% penalty.

 WHAT ARE REQUIRED MINIMUM DISTRIBUTIONS AND WHEN WOULD I NEED TO MAKE THEM? (See "Tax Considerations" for a further discussion of required minimum distributions.)

 Required minimum distributions are a type of Systematic Withdrawal we allow to meet distribution requirements under Section 401(a)(9) of the Code. The required minimum distribution rules under Section 401(a)(9) apply to an Annuity issued as part of an IRA or SEP IRA. Required minimum distribution rules do not apply to Roth IRAs during the owner's lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make Systematic Withdrawals in amounts that satisfy the required minimum distribution rules under the Code. We do not assess a CDSC on required minimum distributions from your Annuity if you are required by law to take such required minimum distribution from your Annuity at the time it is taken provided the amount withdrawn is the amount we calculate as the Required Minimum Distribution and is paid out through a program of systematic withdrawals that we make available. However, a CDSC (if applicable) may be assessed on that portion of a Systematic Withdrawal that is taken to satisfy the required minimum distribution rules in relation to other savings or investment plans.

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

 The amount of the required minimum distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your required minimum distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have required minimum distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to Systematic Withdrawals applies to monthly minimum distributions but does not apply to required minimum distributions taken out on a quarterly, semi-annual or annual basis.

 You may also annuitize your contract and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the required minimum distribution requirements under the Code.

 CAN I SURRENDER MY ANNUITY FOR ITS VALUE?
 Yes. During the accumulation period you can surrender your Annuity at any time. Upon surrender, you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity.

 For purposes of calculating any applicable CDSC on surrender, the Purchase Payments being withdrawn may be greater than your remaining Account Value or the amount of your withdrawal request. This is most likely to occur if you have made prior withdrawals under the Free Withdrawal provision or if your Account Value has declined in value due to negative market performance. In that scenario, we would determine the CDSC amount as the applicable percentage of the Purchase Payments being withdrawn, rather than as a percentage of the remaining Account Value or withdrawal request. Thus, the CDSC would be greater than if it were calculated as a percentage of remaining Account Value or withdrawal amount.

 Under certain annuity payment options, you may be allowed to surrender your Annuity for its then current value.


 We apply as a threshold, in certain circumstances, a minimum Surrender Value of $1,000. If you purchase an Annuity without a lifetime guaranteed minimum withdrawal benefit, we will not allow you to take any withdrawals that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. Likewise, if you purchase an Annuity with certain lifetime guaranteed minimum withdrawal benefits, we will not allow you to take a Non-Lifetime Withdrawal (see "Living Benefits") that would cause your Annuity's Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. See "What Types of Annuity Options Are Available?" for information on the impact of the minimum Surrender Value at annuitization.


 To request the forms necessary to surrender your Annuity, call 1-866-695-2647 or visit our Internet Website at www.accessallstate.com.

 WHAT IS A MEDICALLY-RELATED SURRENDER AND HOW DO I QUALIFY?
 Where permitted by law, you may request to surrender all or part of your Annuity prior to the Annuity Date without application of any otherwise applicable CDSC upon occurrence of a medically-related "Contingency Event" as described below. If you request a full surrender, the amount payable will be your Account Value minus: (a) the amount of any Purchase Credits applied within 12 months prior to your request to surrender your Annuity under this provision (or otherwise stipulated by applicable State law), and (b) the amount of any Purchase Credits added in conjunction with any Purchase Payments received after our receipt of your request for a medically-related surrender (e.g. Purchase Payments received at such time pursuant to a salary reduction program). With respect to partial surrenders, we similarly reserve the right to recapture Purchase Credits as described above (if allowed by State law).

 This waiver of any applicable CDSC is subject to our rules, in place at the time of your request, which currently include but are not limited to the following:
   . The Annuitant must have been named or any change of Annuitant must have been accepted by us, prior to the "Contingency Event" described below in order to qualify for a medically-related surrender;
   . The Annuitant must be alive as of the date we pay the proceeds of such surrender request;
   .   if the Owner is one or more natural persons, all such Owners must also be alive at such time;
   . we must receive satisfactory proof of the Owner's (or the Annuitant's if entity-owned) confinement in a Medical Care Facility or Fatal Illness in writing on a form satisfactory to us;
   . this benefit is not available if the total amount of the withdrawal request exceeds $500,000 but we do not currently impose that maximum; and
   .   no additional Purchase Payments can be made to the Annuity.

 Under most versions of the Annuity, a "Contingency Event" occurs if the Owner (or Annuitant if entity-owned):
   . first confined in a "Medical Care Facility" while your Annuity is in force and remains confined for at least 90 days in a row; or
   . first diagnosed as having a "Fatal Illness" while your Annuity is in force.

 The definitions of "Medical Care Facility" and "Fatal Illness," as well as additional terms and conditions, are provided in your Annuity. Specific details and definitions in relation to this benefit may differ in certain jurisdictions. This benefit is not available in Massachusetts.

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 WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
 We currently make annuity options available that provide fixed annuity payments. Fixed options provide the same amount with each payment. We do not guarantee to make any annuity payment options available in the future other than those fixed annuitization options guaranteed in your Annuity. Please refer to the "Living Benefits" section below for a description of annuity options that are available when you elect one of the living benefits.

 You may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. For non-qualified annuity contracts, your Annuity Date must be no later than the first day of the month next following the 95/th/ birthday of the older of the Owner or Annuitant (unless we agree to another date), and certain annuity options may not be available depending on the age of the Owner or Annuitant. For qualified contracts, generally your Annuity Date must be no later than the first day of the month next following the 92/nd/ birthday of the Annuitant (unless we agree to another date) and certain annuity options may not be available depending on the age of the Annuitant. Certain States may have different requirements, based on applicable laws. Please refer to your Annuity contract.


 If the initial annuity payment would be less than $100, we will not allow you to annuitize (except as otherwise specified by applicable law). Instead, we will pay you your current Account Value in a lump sum and terminate your Annuity. Similarly, we reserve the right to pay your Account Value in a lump sum, rather than allow you to annuitize, if the Surrender Value of your Annuity is less than $1000 (the minimum Surrender Value) on the Annuity Date.

 Certain of these annuity options may be available as "settlement options" to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.


 Please note, you may not annuitize within the first three Annuity Years.

 OPTION 1

 ANNUITY PAYMENTS FOR A FIXED PERIOD: Under this option, we will make equal payments for the period chosen, up to 25 years (but not to exceed life expectancy). The annuity payments may be made monthly, quarterly, semiannually, or annually, as you choose, for the fixed period. If the annuitant dies during the income phase, payments will continue to the beneficiary for the remainder of the fixed period.


 OPTION 2
 LIFE INCOME ANNUITY WITH 120 MONTHS CERTAIN PERIOD OPTION: Under this option, we will make annuity payments monthly, quarterly, semiannually, or annually as long as the annuitant is alive. If the annuitant dies before we have made 10 years worth of payments, we will pay the beneficiary in one lump sum the present value of the annuity payments scheduled to have been made over the remaining portion of that 10 year period, unless we were specifically instructed that such remaining annuity payments continue to be paid to the beneficiary. The present value of the remaining annuity payments is calculated by using the interest rate used to compute the amount of the original 120 payments.

 If an annuity option is not selected by the Annuity Date, this is the option we will automatically select for you, unless prohibited by applicable law. If the life income annuity with 120 months certain period option is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.

 OTHER ANNUITY OPTIONS

 We currently offer a variety of other annuity and settlement options not described above. At the time annuity payments are chosen, we may make available to you any of the annuity and settlement options that are available on your Annuity Date.


 HOW AND WHEN DO I CHOOSE THE ANNUITY PAYMENT OPTION?
 Unless prohibited by law, we require that you elect either a life annuity or an annuity with a certain period of at least 5 years if any CDSC would apply were you to surrender your Annuity on the Annuity Date. Certain annuity payment options may not be available if your Annuity Date occurs during the period that a CDSC would apply.

 You have a right to choose your annuity start date provided that it is no later than the latest Annuity Date indicated above. If you have not provided us with your Annuity Date or annuity payment option in writing, then your Annuity Date will be the latest Annuity Date indicated above.

 Please note that annuitization essentially involves converting your Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit).

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

                                LIVING BENEFITS

 DO YOU OFFER BENEFITS DESIGNED TO PROVIDE INVESTMENT PROTECTION FOR OWNERS WHILE THEY ARE ALIVE?
 Allstate Life offered different optional benefits, for an additional charge, that can provide investment protection for Owners while they are alive. Notwithstanding the additional protection provided under the optional Living Benefits, the additional cost has the impact of reducing net performance of the investment options. Each optional benefit offers a distinct type of guarantee, regardless of the performance of the Sub-accounts, that may be appropriate for you depending on the manner in which you intend to make use of your Annuity while you are alive. We reserve the right to cease offering any of the living benefits. Depending on which optional benefit you choose, you can have substantial flexibility to invest in the Sub-accounts while:
..   Protecting a principal amount from decreases in value due to investment performance;
..   Taking withdrawals with a guarantee that you will be able to withdraw not less than a guaranteed benefit base over time;
..   Guaranteeing a minimum amount of growth will be applied to your principal, if it is to be used as the basis for lifetime income payments or lifetime withdrawals; or
..   Providing spousal continuation of certain benefits.

 The "living benefits" are as follows:
..   TrueAccumulation - Highest Daily/1/
..   Guaranteed Minimum Income Benefit (GMIB)/1/
..   TrueIncome and TrueIncome - Spousal/1/
..   TrueIncome - Highest Daily/1/
..   TrueIncome - Highest Daily 7/1/
..   TrueIncome - Spousal Highest Daily 7/1/

 (1)No longer available for new elections.



 Here is a general description of each kind of living benefit that exists under this Annuity:
       . GUARANTEED MINIMUM ACCUMULATION BENEFITS. The common characteristic of these benefits is that a specified amount of your annuity value is guaranteed at some point in the future. For example, under TrueAccumulation - Highest Daily, we make an initial guarantee that your annuity value on the day you start the benefit will not be any less ten years later. If your annuity value is less on that date, we use our own funds to give you the difference. Because the guarantee inherent in the guaranteed minimum accumulation benefit does not take effect until a specified number of years into the future, you should elect such a benefit only if your investment time horizon is of at least that duration. TrueAccumulation - Highest Daily is no longer available for new elections.

       . GUARANTEED MINIMUM INCOME BENEFIT OR ("GMIB"). As discussed elsewhere in this prospectus, you have the right under your annuity to ask us to convert your accumulated annuity value into a series of annuity payments. Generally, the smaller the amount of your annuity value, the smaller the amount of your annuity payments. GMIB addresses this risk, by guaranteeing a certain amount of appreciation in the amount used to produce annuity payments. Thus, even if your annuity value goes down in value, GMIB guarantees that the amount we use to determine the amount of the annuity payments will go up in value by the prescribed amount. You should select GMIB only if you are prepared to delay your annuity payments for the required waiting period and if you anticipate needing annuity payments. GMIB is no longer available for new elections.

       . LIFETIME GUARANTEED MINIMUM WITHDRAWAL BENEFITS. These benefits are designed for someone who wants to access the annuity's value through withdrawals over time, rather than by annuitizing. The withdrawal amounts are guaranteed for life (or until the second to die of spouses). The way that we establish the guaranteed amount that, in turn, determines the amount of the annual lifetime payments varies among these benefits. Under TrueIncome - Highest Daily 7, for example, the guaranteed amount generally is equal to your Account Value, appreciated at seven percent annually. Please note that there is a maximum Annuity Date under your Annuity, by which date annuity payments must commence. TrueIncome, TrueIncome - Spousal, and TrueIncome - Highest Daily are no longer available for new elections.


 FINALLY, PLEASE NOTE THAT CERTAIN OF THESE BENEFITS REQUIRE YOUR PARTICIPATION IN A PREDETERMINED MATHEMATICAL FORMULA THAT MAY TRANSFER YOUR ACCOUNT VALUE BETWEEN CERTAIN PERMITTED SUB-ACCOUNTS AND A BOND PORTFOLIO SUB-ACCOUNT (OR THE GENERAL ACCOUNT, FOR ONE OF THE BENEFITS). Although not guaranteed, the optional living benefit investment requirements and the applicable formula are designed to reduce the difference between your Account Value and our liability under the benefit. Minimizing such difference generally benefits us by decreasing the risk that we will use our own assets to make benefit payments to you. Though the investment requirements and formulas are designed to reduce risk, they do not guarantee any appreciation of your Account Value. In fact, they could mean that you miss appreciation opportunities in other investment options. We are not providing you with investment advice through the use of any of the formulas. In addition, the formulas do not constitute an investment strategy that we are recommending to you.


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 In general, with respect to our lifetime guaranteed withdrawal benefits (e.g.,
 TrueIncome - Highest Daily 7), please be aware that although a given withdrawal may qualify as a free withdrawal for purposes of not incurring a CDSC, the amount of the withdrawal could exceed the Annual Income Amount under the benefit and thus be deemed "Excess Income" - thereby reducing your Annual Income Amount for future years.


 PLEASE REFER TO THE BENEFIT DESCRIPTION THAT FOLLOWS FOR A COMPLETE DESCRIPTION OF THE TERMS, CONDITIONS AND LIMITATIONS OF EACH OPTIONAL BENEFIT. SEE THE CHART IN THE "INVESTMENT OPTIONS" SECTION OF THE PROSPECTUS ON PAGE 17 FOR A LIST OF INVESTMENT OPTIONS AVAILABLE AND PERMITTED WITH EACH BENEFIT. WE RESERVE THE RIGHT TO TERMINATE THIS BENEFIT IF YOU ALLOCATE FUNDS INTO NON-PERMITTED INVESTMENT OPTIONS. You should consult with your Financial Professional to determine if any of these optional benefits may be appropriate for you based on your financial needs. There are many factors to consider, but we note that among them you may want to evaluate the tax implications of these different approaches to meeting your needs, both between these benefits and in comparison to other potential solutions to your needs (e.g., comparing the tax implications of the withdrawal benefit and annuity payments and comparing annuity benefits with benefits of other products).


 TERMINATION OF EXISTING BENEFITS AND ELECTION OF NEW BENEFITS

 If you currently own an Annuity with an optional living benefit that is terminable, you may terminate the benefit rider, however you generally will only be permitted to re-elect the benefit or elect another currently available lifetime withdrawal benefit on any anniversary of the Issue Date that is at least 90 calendar days from the date the benefit was last terminated, provided the request is received in good order (subject to state availability and in accordance with any applicable age requirements). We reserve the right to waive, change and/or further limit availability and election frequencies in the future. Check with your financial professional regarding the availability of re-electing or electing a benefit and any waiting period. The benefit you re-elect or elect may be more expensive than the benefit you are terminating. NOTE THAT ONCE YOU TERMINATE AN EXISTING BENEFIT, YOU LOSE THE GUARANTEES THAT YOU HAD ACCUMULATED UNDER YOUR EXISTING BENEFIT AND WE WILL BASE ANY GUARANTEES UNDER THE NEW BENEFIT ON YOUR ACCOUNT VALUE AS OF THE DATE THE NEW BENEFIT BECOMES ACTIVE. You should carefully consider whether terminating your existing benefit and electing a new benefit is appropriate for you.


 TRUEACCUMULATION(R) - HIGHEST DAILY
 TRUEACCUMULATION - HIGHEST DAILY IS NO LONGER AVAILABLE FOR NEW ELECTIONS.

 TrueAccumulation - Highest Daily creates a series of separate guarantees, each of which is based on the highest Account Value attained on a day during the applicable time period. As each year of your participation in the benefit passes, we create a new guarantee. Each guarantee then remains in existence until the date on which it matures (unless the benefit terminates sooner). We refer to each date on which the specified Account Value is guaranteed as the "maturity date" for that guarantee. TrueAccumulation - Highest Daily will not create a guarantee if the maturity date of that guarantee would extend beyond the date by which annuity payments must commence under the terms of your Annuity. This is true even with respect to a new Owner who has acquired the Annuity from the original Owner.

 The guarantees provided by the benefit exist only on the applicable maturity date(s). However, due to the ongoing monitoring of your Account Value, and the transfer of Account Value to support our future guarantees, the benefit may provide some protection from significant market losses if you choose to surrender your Annuity or begin receiving annuity payments prior to a maturity date. For this same reason, the benefit may limit your ability to benefit from market increases while it is in effect.

 The initial guarantee is created on the day that TrueAccumulation - Highest Daily is added to your Annuity. We guarantee that your Account Value on the tenth anniversary of that day (we refer to each such anniversary as a "benefit anniversary") will not be less than your Account Value on the day that TrueAccumulation - Highest Daily was added to your Annuity. Each benefit anniversary thereafter, we create a new guarantee. With respect to each such subsequent guarantee, we identify the highest Account Value that occurred between the date of that benefit anniversary and the date on which TrueAccumulation - Highest Daily was added to your Annuity. We guarantee that your Account Value ten years after that benefit anniversary will be no less than the highest daily Account Value that occurred during that time period. The following example illustrates the time period over which we identify the highest daily Account Value for purposes of each subsequent guarantee under the benefit. If the date of benefit election were January 1, 2009, we would create a guarantee on January 1, 2012 based on the highest Account Value achieved between January 1, 2009 and January 1, 2012, and that guarantee would mature on January 1, 2022. As described below, we adjust each of the guarantee amounts for purchase payments and withdrawals.

 In general, we refer to a date on which the Account Value is guaranteed to be present as the "maturity date". If the Account Value on the maturity date is less than the guaranteed amount, we will contribute funds from our general account to bring your Account Value up to the guaranteed amount. If the maturity date is not a Valuation Day, then we would contribute such an amount on the next Valuation Day. We will allocate any such amount to each Sub-account (other than the "Current AST bond portfolio Sub-account" described below) in accordance with your current allocations instructions. Regardless of whether we need to contribute funds at the end of a guarantee period, we will at that time transfer all amounts held within the AST bond portfolio Sub-account associated with the maturing guarantee to your other Sub-accounts, on a pro rata basis. If the entire account value is invested in an AST bond portfolio Sub-account, we will allocate according to your current allocation instructions.

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 We increase the amount of each guarantee that has not yet reached its maturity date, as well as the highest daily Account Value that we calculate to establish a guarantee, by the amount of each Purchase Payment (and associated Credits) made prior to the applicable maturity date. For example, if the effective date of the benefit was January 1, 2009, and there was an initial guaranteed amount that was set at $100,000 maturing January 1, 2019, and a second guaranteed amount that was set at $120,000 maturing January 1, 2020, then a $30,000 Purchase Payment made on March 30, 2009 would increase the guaranteed amounts to $130,000 and $150,000, respectively. As illustrated in the examples below, additional Purchase Payments also increase an amount we refer to as the "dollar-for-dollar corridor."

 We reflect the effect of withdrawals by reference to an amount called the "dollar-for-dollar corridor." The dollar-for-dollar corridor is set initially to equal 5% of the initial guaranteed amount (i.e., 5% of the Account Value at benefit election). Each "benefit year" (i.e., a year that begins on the date of election of TrueAccumulation - Highest Daily and each anniversary thereafter), withdrawals that you make that are equal to or less than the dollar-for-dollar corridor reduce (i) the amount of the dollar-for-dollar corridor for that benefit year (ii) the amount of each outstanding guarantee amount, and (iii) the highest daily Account Value that we calculate to establish a guarantee, by the exact amount of the withdrawal. However, if you withdraw more than the dollar-for-dollar corridor in a given benefit year, we use the portion of the withdrawal that exceeded the dollar-for-dollar corridor to effect a proportional reduction to both the dollar-for-dollar corridor itself and each outstanding guaranteed amount, as well as the highest daily Account Value that we calculate to establish a guarantee. We calculate a proportional reduction by (i) identifying the amount of the withdrawal that exceeded the dollar-for-dollar corridor (the "excess withdrawal")
 (ii) subtracting the dollar-for-dollar amount from the Account Value prior to the withdrawal (iii) dividing the excess withdrawal by the amount in (ii). We then use the resulting proportion to reduce each guaranteed amount, the highest daily Account Value that we calculate to establish a guarantee and the dollar for dollar corridor itself. See examples of this calculation below.

 Any partial withdrawals in payment of any third party investment advisory service will be treated as withdrawals, and will reduce each applicable guaranteed amount and the dollar-for-dollar corridor in the manner indicated above.

 EXAMPLES
 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the TrueAccumulation - Highest Daily benefit are October 13, 2008; 2.) an initial Purchase Payment of $250,000 (includes any Credits); 3.) an initial guarantee amount of $250,000; and 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000). The values set forth here are purely hypothetical and do not reflect the charge for TrueAccumulation - Highest Daily or other fees and charges.

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 A $10,000 withdrawal is taken on November 29, 2008 (in the first Annuity
 Year). No prior withdrawals have been taken. As the amount withdrawn is less than the dollar-for-dollar Limit:
..   The initial guarantee amount is reduced by the amount withdrawn (i.e., by
    $10,000, from $250,000 to $240,000).
..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 A second $10,000 withdrawal is taken on December 18, 2008 (still within the first Annuity Year). The Account Value immediately before the withdrawal is $180,000. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:
..   the initial guarantee amount is first reduced by the Remaining Limit (from
    $240,000 to $237,500);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($180,000 - $2,500, or
       $177,500).

 The resulting initial guarantee amount is: $237,500 X (1 - [$7,500 / $177,500]), or $227,464.79.

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 The resulting dollar-for-dollar corridor for the next Annuity Year is calculated by multiplying the prior dollar-for-dollar corridor by the same ratio by which we reduce the Guarantee Amount above: $12,500 X (1 - $7,500 / $177,500), or $11,971.83.

 KEY FEATURE - ALLOCATION OF ACCOUNT VALUE
 TrueAccumulation uses a predetermined mathematical formula to help manage your guarantees through all market cycles. The formula applicable to you may not be altered once you elect the benefit. This required formula helps us manage our financial exposure under TrueAccumulation, by moving assets out of certain Sub-accounts if dictated by the formula (see below). In essence, we seek to preserve Account Value, by transferring it to a more stable option (i.e., one or more specified bond portfolios of Advanced Series Trust). We refer to the Sub-accounts corresponding to these bond portfolios collectively as the "AST bond portfolio Sub-accounts". The formula also contemplates the transfer of Account Value from an AST bond portfolio Sub-account to

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 the other Sub-accounts. The formula is set forth in Appendix E of this prospectus. A summary description of each AST bond portfolio Sub-account appears within the prospectus section entitled "Investment Options." In addition, you can find a copy of the AST bond portfolio prospectus by going to www.accessallstate.com.


 For purposes of operating the TrueAccumulation formula, we have included within each Annuity several AST bond portfolio Sub-accounts. Each AST bond portfolio is unique, in that its underlying investments generally mature at different times. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020, an AST bond portfolio whose underlying investments generally mature in 2021, and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected TrueAccumulation, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the formula, and thus you may not allocate Purchase Payments to or make transfers to or from an AST bond portfolio Sub-account.


 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. The formula determines the appropriate AST bond portfolio Sub-account to which Account Value is transferred. On any day a transfer into or out of the AST bond portfolio Sub-account is made, the formula may dictate that a transfer out of one AST bond portfolio Sub-account be made into another AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability", as described below. In the formula, we use the term "Transfer Account" to refer to the AST bond portfolio Sub-account to which a transfer would be made. As indicated the formula and the AST bond portfolio Sub-accounts are employed with this benefit to help us mitigate the financial risks under our guarantee. Thus, the formula applicable to you under the benefit determines which AST bond portfolio Sub-account your Account Value is transferred to, and under what circumstances a transfer is made.


 In general, the formula works as follows. Under the formula, Account Value will transfer between the "Permitted Sub-accounts" and an AST bond portfolio Sub-account when dictated by the pre-determined mathematical formula. On each Valuation Day, including the effective date of the benefit, the pre-determined mathematical formula is used to compare your Account Value to an amount based on the guarantees provided under the benefit. The formula determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. Based on the formula, a determination is made as to whether any portion of your Account Value is to be transferred to or from the AST bond portfolio Sub-account. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as an amount that we refer to as the "Projected Future Guarantee." The "Projected Future Guarantee" is an amount equal to the highest Account Value (adjusted for withdrawals, additional Purchase Payments, and any associated Credits as described in the section of the prospectus concerning TrueAccumulation - Highest Daily) within the current benefit year that would result in a new guarantee. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends 10 years from the next anniversary of the effective date of the benefit. As such, a Projected Future Guarantee could cause a transfer of Account Value into an AST bond portfolio Sub-account. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity. The amount that is transferred to and from the AST bond portfolio Sub-accounts pursuant to the formula depends upon the factors set forth in the bullet points below, some of which relate to the guarantee amount(s), including the Projected Future Guarantee.

 For each outstanding guarantee and the Projected Future Guarantee, the formula begins by determining the present value on that Valuation Day that, if appreciated at the applicable "discount rate", would equal the applicable guarantee amount on the Maturity Date. As detailed in the formula, the discount rate is an interest rate determined by taking a benchmark index used within the financial services industry and then reducing that interest rate by a prescribed adjustment. Once selected, we do not change the applicable benchmark index (although we do reserve the right to use a new benchmark index if the original benchmark is discontinued). The greatest of each such present value is referred to as the "current liability" in the formula. The formula compares the current liability to the amount of your Account Value held within the AST bond portfolio Sub-account and to your Account Value held within the Permitted Sub-accounts. If the current liability, reduced by the amount held within the current AST bond portfolio Sub-account, and divided by the amount held within the Permitted Sub-accounts, exceeds an upper target value (currently, 85%), then the formula will make a transfer into the AST bond portfolio Sub-account, in the amount dictated by the formula (subject to the 90% cap feature discussed below). If the current liability, reduced by the amount held within the AST bond portfolio Sub-account, and divided by the amount within the Permitted Sub-accounts, is less than a lower target value (currently, 79%), then the formula will transfer Account Value from the AST bond portfolio Sub-account into the Permitted Sub-accounts, in the amount dictated by the formula.

 As discussed above, each Valuation Day, the formula analyzes the difference between your Account Value and your guarantees as well as how long you have owned the benefit, and determines if any portion of your Account Value needs to be transferred into or out of the AST bond portfolio Sub-accounts. Where you have not elected the 90% cap feature, at any given time, some, none, or all of your Account Value may be allocated to an AST bond portfolio Sub-account. For such elections, if your entire Account Value is

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

 transferred to an AST bond portfolio Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST bond portfolio Sub-account and the entire Account Value would remain in the AST bond portfolio Sub-account. If you make additional Purchase Payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional Purchase Payments may or may not cause the formula to transfer money into or out of the AST bond portfolio Sub-account. Once the Purchase Payments are allocated to your Annuity, they also will be subject to the formula, which may result in immediate transfers to or from the AST bond portfolio Sub-accounts, if dictated by the formula. If you have elected the 90% cap feature discussed below, at any given time, some, none, or most of your Account Value may be allocated to the AST bond portfolio Sub-accounts.


 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST bond portfolio Sub-accounts pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:

..   The difference between your Account Value and your guarantee amount(s);
..   The amount of time until the maturity of your guarantee(s);
..   The amount invested in, and the performance of, the Permitted Sub-accounts;
..   The amount invested in, and the performance of, the AST bond portfolio
    Sub-accounts;
..   The discount rate used to determine the present value of your guarantee(s);
..   Additional Purchase Payments, if any, that you make to the Annuity; and
..   Withdrawals, if any, taken from the Annuity.

 Any amounts invested in the AST bond portfolio Sub-accounts will affect your ability to participate in a subsequent market recovery within the Permitted Sub-accounts. Conversely, the Account Value may be higher at the beginning of the market recovery, e.g. more of the Account Value may have been protected from decline and volatility than it otherwise would have been had the benefit not been elected. The AST bond portfolio Sub-accounts are available only with certain optional living benefits, and you may not allocate Purchase Payments to or transfer Account Value to or from the AST bond portfolio Sub-accounts.

 Transfers under the formula do not impact any guarantees under the benefit that have already been locked-in.

 ELECTION/CANCELLATION OF THE BENEFIT
 Beginning after May 7, 2010, we no longer permit new elections of TrueAccumulation - Highest Daily. If you currently participate in TrueAccumulation - Highest Daily, your guarantees are unaffected by the fact that we no longer offer TrueAccumulation - Highest Daily.

 If you wish, you may cancel TrueAccumulation - Highest Daily. Upon cancellation of TrueAccumulation - Highest Daily, any Account Value allocated to the AST Bond Portfolio Sub-accounts used with the pre-determined mathematical formula will be reallocated to the Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata. YOU ALSO SHOULD BE AWARE THAT UPON TERMINATION OF TRUEACCUMULATION - HIGHEST DAILY, YOU WILL LOSE ALL GUARANTEES THAT YOU HAD ACCUMULATED UNDER THE BENEFIT. ONCE TRUEACCUMULATION - HIGHEST DAILY IS CANCELLED YOU CANNOT RE-ELECT IT OR ANOTHER OPTIONAL LIVING BENEFIT.

 TrueAccumulation - Highest Daily will terminate automatically upon: (a) the death of the Owner or the Annuitant (in an entity owned contract), unless the Annuity is continued by the surviving spouse; (b) as of the date Account Value is applied to begin annuity payments; (c) as of the anniversary of benefit election that immediately precedes the contractually-mandated latest annuity date, or (d) upon full surrender of the Annuity. If you elect to terminate the benefit, TrueAccumulation - Highest Daily will no longer provide any guarantees. The charge for TrueAccumulation - Highest Daily will no longer be deducted from your Account Value upon termination of the benefit.

 SPECIAL CONSIDERATIONS UNDER TRUEACCUMULATION - HIGHEST DAILY
 This benefit is subject to certain rules and restrictions, including, but not limited to the following:
   . Upon inception of the benefit, 100% of your Account Value must have been allocated to the permitted Sub-accounts. The Permitted Sub-accounts are those described in the Investment Option section of this prospectus. No fixed interest rate allocations may be in effect as of the date that you elect to participate in the benefit.
   . You cannot participate in any dollar cost averaging program that transfers Account Value from a fixed interest rate option to a Sub-account.
   . Transfers from the other Sub-accounts to an AST bond portfolio Sub-account or from an AST bond portfolio Sub-account to the other Sub-accounts under the benefit will not count toward the maximum number of free transfers allowable under the Annuity.
   . Any amounts applied to your Account Value by us on a maturity date will not be treated as "investment in the contract" for income tax purposes.

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

   . As the time remaining until the applicable maturity date gradually decreases, the benefit may become increasingly sensitive to moves to an AST bond portfolio Sub-account.
   . We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit.

 CHARGES UNDER THE BENEFIT
 We deduct an annual charge equal to 0.60% (0.35%, for elections prior to May 1, 2009) of the average daily net assets of the Sub-accounts (including each AST bond portfolio Sub-account) for participation in TrueAccumulation - Highest Daily. The charge is deducted daily. The charge is deducted to compensate us for: (a) the risk that your Account Value on the maturity date is less than the amount guaranteed and (b) administration of the benefit. We reserve the right to increase this fee for newly-issued contracts or new elections of the benefit. The charges will not exceed the maximum charges shown in the section of this prospectus entitled "Summary of Contract Fees and Charges."

 OPTIONAL 90% CAP FEATURE FOR TRUEACCUMULATION - HIGHEST DAILY
 If you currently own an Annuity and have elected the TrueAccumulation - Highest Daily benefit, you can elect this optional feature, at no additional cost, which utilizes a new mathematical formula. The predetermined mathematical formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The formula is set forth in Appendix E of this prospectus, and is described below. Only the election of the 90% cap feature will prevent all of your Account Value from being allocated to an AST bond portfolio Sub-account. If all of your Account Value is currently allocated to an AST bond portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect this 90% Cap feature. If you make additional Purchase Payments, they may result in a transfer of Account Value. The cap can be referred to as "the 90% cap" OR "the 90% cap rule" OR "the 90% cap feature."

 As with the formula that does not include the 90% cap feature, the formula with the 90% cap feature determines whether a transfer occurs based, among other things, on an identification of the outstanding guarantee that has the largest present value. In identifying those guarantees, we consider each guarantee that already has been set (i.e., on a benefit anniversary), as well as the "Projected Future Guarantee" (as described above).

 For purposes of operating the formula for TrueAccumulation - Highest Daily, we have included within this Annuity several AST bond portfolio Sub-accounts in order to offer the initial and subsequent guarantees under the benefit. These are currently AST Bond Portfolio 2018, AST Bond Portfolio 2019, AST Bond Portfolio 2020, and AST Bond Portfolio 2021. Each AST bond portfolio is unique, in that its underlying investments generally mature at the same time as each outstanding maturity date that exists under the benefit. For example, there would be an AST bond portfolio whose underlying investments generally mature in 2020 (corresponding to all guarantees that mature in 2020), an AST bond portfolio whose underlying investments generally mature in 2021 (corresponding to all guarantees that mature in 2021), and so forth. As discussed below, the formula determines the appropriate AST bond portfolio Sub-Account to which Account Value is transferred. We will introduce new AST bond portfolio Sub-accounts in subsequent years, to correspond generally to the length of new guarantee periods that are created under this benefit. If you have elected TrueAccumulation - Highest Daily, you may have Account Value allocated to an AST bond portfolio Sub-account only by operation of the predetermined mathematical formula, and thus you may not allocate purchase payments to, or transfer Account Value to or from, such a Portfolio. Please see the prospectus for your Annuity and the prospectus for the Advanced Series Trust for more information about each AST bond portfolio used with this benefit.

 Although we employ several AST bond portfolio Sub-accounts for purposes of the benefit, the formula described in the next paragraph operates so that your Account Value may be allocated to only one AST bond portfolio Sub-account at one time. In the description of the formula in the next paragraph, we refer to the AST bond portfolio Sub-account in which you are invested immediately prior to any potential asset transfer as the "Current AST bond portfolio Sub-account." The formula may dictate that a transfer out of the Current AST bond portfolio Sub-account be made, or alternatively may mandate a transfer into an AST bond portfolio Sub-account. Any transfer into an AST bond portfolio Sub-account will be directed to the AST bond portfolio Sub-account associated with the "current liability" (we refer to that Sub-account as the "Transfer AST bond portfolio Sub-account"). Note that if the Current AST bond portfolio Sub-account is associated with the current liability, then that Sub-account would be the Transfer AST bond portfolio Sub-account, and we would simply transfer additional assets into the Sub-account if dictated by the formula.

 Under the new formula, the formula will not execute a transfer to the Transfer AST bond portfolio Sub-account that results in more than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account ("90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the Transfer AST bond portfolio Sub-account that would result in more than 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the Transfer AST bond portfolio Sub-account will be transferred. Additionally, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a formula-initiated transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule). At no time will the formula make a transfer to the Transfer AST bond portfolio Sub-account that results in

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

 greater than 90% of your Account Value being allocated to the Transfer AST bond portfolio Sub-account. However, it is possible that, due to the investment performance of your allocations in the Transfer AST bond portfolio Sub-account and your allocations in the Permitted Sub-accounts you have selected, your Account Value could be more than 90% invested in the Transfer AST bond portfolio Sub-account.

 If you make additional purchase payments to your Annuity while the transfer restriction of the 90% cap rule is in effect, the formula will not transfer any of such additional purchase payments to the Transfer AST bond portfolio Sub-account at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Transfer AST bond portfolio Sub-account, and the formula will still not transfer any of your Account Value to the Transfer AST bond portfolio Sub-account (at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account).

 For example,
..   March 19, 2010 - a transfer is made that results in the 90% cap rule being met and now $90,000 is allocated to the Transfer AST bond portfolio Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2010 - you make an additional purchase payment of $10,000. No transfers have been made from the Transfer AST bond portfolio Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2010.
..   As of March 20, 2010 (and at least until first a transfer is made out of the Transfer AST bond portfolio Sub-account under the formula) - the
    $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Transfer AST bond portfolio Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Transfer AST bond portfolio Sub-account).
..   Once there is a transfer out of the Transfer AST bond portfolio Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

 If at the time you elect the 90% cap rule, more than 90% of your Account Value is allocated to an AST bond portfolio Sub-account used with the benefit, a transfer will be made from the AST bond portfolio Sub-account such that Account Value will be allocated 90% to the AST bond portfolio Sub-account and 10% will be allocated to your elected Sub-accounts. Amounts to be transferred from the AST bond portfolio Sub-account to your elected Sub-accounts will be transferred according to the following "hierarchy" (i.e., if a given item is inapplicable, we use the next instruction that is applicable): (a) the percentages dictated by any existing asset allocation program; or (b) the percentages dictated by any auto-rebalancing program; or (c) pro-rata according to amounts currently held in your elected Sub-accounts; or
 (d) according to the currently-effective allocation instructions used for the allocation of subsequent Purchase Payments.

 It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amount of such additional transfer(s) will vary. If, on the date this feature is elected, 100% of your Account Value is allocated to the Transfer AST bond portfolio Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. It is possible that an additional transfer(s) to the Permitted Sub-accounts could occur the following Valuation Day(s), and in some instances (based upon the formula) the additional transfer(s) could be large. Thereafter, your Account Value can be transferred between the Transfer AST Bond Portfolio Sub-account and your Permitted Sub-accounts as frequently as daily, based on what the formula prescribes.

 Once the transfer restriction of the 90% cap rule is triggered, future transfers into the Transfer AST bond portfolio Sub-account will not be made (regardless of the performance of the Transfer AST bond portfolio Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the Transfer AST bond portfolio Sub-account. Once this transfer occurs out of the Transfer AST bond portfolio Sub-account, future amounts may be transferred to or from the Transfer AST bond portfolio Sub-account if dictated by the formula (subject to the 90% cap rule).

 IMPORTANT CONSIDERATIONS WHEN ELECTING THIS FEATURE:
..   At any given time, some, most or none of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   Please be aware that because of the way the 90% cap rule mathematical formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Transfer AST bond portfolio Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.
..   Your election of the 90% cap rule will not result in your losing the guarantees you had accumulated under your existing TrueAccumulation - Highest Daily benefit.

 GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
 The Guaranteed Minimum Income Benefit is no longer available for new elections.

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

 The Guaranteed Minimum Income Benefit is an optional benefit that, after a seven-year waiting period, guarantees your ability to begin receiving income from your Annuity in the form of annuity payments based on a guaranteed minimum value (called the "Protected Income Value") that increases after the waiting period begins, regardless of the impact of Sub-account performance on your Account Value. The benefit may be appropriate for you if you anticipate using your Annuity as a future source of periodic fixed income payments for the remainder of your life and wish to ensure that the basis upon which your income payments will be calculated will achieve at least a minimum amount despite fluctuations in market performance. There is an additional charge if you elected the GMIB benefit.

 KEY FEATURE - PROTECTED INCOME VALUE
 The Protected Income Value is the minimum amount that we guarantee will be available (net of any applicable tax charge), after a waiting period of at least seven years, as a basis to begin receiving fixed annuity payments. The Protected Income Value is initially established on the effective date of the GMIB benefit and is equal to your Account Value on such date. Currently, since the GMIB benefit may only be elected at issue, the effective date is the Issue Date of your Annuity. The Protected Income Value is increased daily based on an annual growth rate of 5%, subject to the limitations described below. The Protected Income Value is referred to as the "Protected Value" in the rider we issue for this benefit. The 5% annual growth rate is referred to as the "Roll-Up Percentage" in the rider we issue for this benefit.


 The Protected Income Value is subject to a limit of 200% (2X) of the sum of the Protected Income Value established on the effective date of the GMIB benefit, or the effective date of any step-up value, plus any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series) made after the waiting period begins ("Maximum Protected Income Value"), minus the impact of any withdrawals (as described below in "Impact of Withdrawals on the Protected Income Value") you make from your Annuity after the waiting period begins.

..   Subject to the maximum age/durational limits described immediately below, we will no longer increase the Protected Income Value by the 5% annual growth rate once you reach the Maximum Protected Income Value. However, we will increase the Protected Income Value by the amount of any additional purchase payments after you reach the Maximum Protected Income Value. Further, if you make withdrawals after you reach the Maximum Protected Income Value, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
..   Subject to the Maximum Protected Income Value, we will no longer increase the Protected Income Value by the 5% annual growth rate after the later of the anniversary date on or immediately following the Annuitant's 80/th/ birthday or the 7/th/ anniversary of the later of the effective date of the GMIB benefit or the effective date of the most recent step-up. However, we will increase the Protected Income Value by the amount of any additional purchase payments (and any Credit that is applied to such purchase payments in the case of X Series). Further, if you make withdrawals after the Annuitant reaches the maximum age/duration limits, we will reduce the Protected Income Value and the Maximum Protected Income Value by the proportional impact of the withdrawal on your Account Value.
..   Subject to the Maximum Protected Income Value, if you make an additional
    Purchase Payment, we will increase the Protected Income Value by the amount of the Purchase Payment (and any Credit that is applied to such Purchase Payment in the case of X Series) and will apply the 5% annual growth rate on the new amount from the date the Purchase Payment is applied.
..   As described below, after the waiting period begins, cumulative withdrawals each Annuity Year that are up to 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value by the amount of the withdrawal. Cumulative withdrawals each Annuity Year in excess of 5% of the Protected Income Value on the prior anniversary of your Annuity will reduce the Protected Income Value proportionately. All withdrawals after the Maximum Protected Income Value is reached will reduce the Protected Income Value proportionately. The 5% annual growth rate will be applied to the reduced Protected Income Value from the date of the withdrawal.

 STEPPING-UP THE PROTECTED INCOME VALUE - You may elect to "step-up" or "reset" your Protected Income Value if your Account Value is greater than the current Protected Income Value. Upon exercise of the step-up provision, your initial Protected Income Value will be reset equal to your current Account Value. From the date that you elect to step-up the Protected Income Value, we will apply the 5% annual growth rate to the stepped-up Protected Income Value, as described above. You can exercise the step-up provision twice while the GMIB benefit is in effect, and only while the Annuitant is less than age 76.
..   A new seven-year waiting period will be established upon the effective date of your election to step-up the Protected Income Value. You cannot exercise your right to begin receiving annuity payments under the GMIB benefit until the end of the new waiting period. In light of this waiting period upon resets, it is not recommended that you reset your GMIB if the required beginning date under IRS minimum distribution requirements would commence during the 7 year waiting period. See "Tax Considerations" section in this prospectus for additional information on IRS requirements.
..   The Maximum Protected Income Value will be reset as of the effective date of any step-up. The new Maximum Protected Income Value will be equal to
    200% of the sum of the Protected Income Value as of the effective date of the step-up plus any subsequent purchase payments (and any Credit that is applied to such purchase payments in the case of X Series), minus the impact of any withdrawals after the date of the step-up.
..   When determining the guaranteed annuity purchase rates for annuity payments under the GMIB benefit, we will apply such rates based on the number of years since the most recent step-up.
..   If you elect to step-up the Protected Income Value under the benefit, and on the date you elect to step-up, the charges under the GMIB benefit have changed for new purchasers, your benefit may be subject to the new charge going forward.
..   A step-up will increase the dollar for dollar limit on the anniversary of the Issue Date of the Annuity following such step-up.

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 Impact of Withdrawals on the Protected Income Value - Cumulative withdrawals each Annuity Year up to 5% of the Protected Income Value will reduce the Protected Income Value on a "dollar-for-dollar" basis (the Protected Income Value is reduced by the actual amount of the withdrawal). Cumulative withdrawals in any Annuity Year in excess of 5% of the Protected Income Value will reduce the Protected Income Value proportionately (see the examples of this calculation below). The 5% annual withdrawal amount is determined on each anniversary of the Issue Date (or on the Issue Date for the first Annuity
 Year) and applies to any withdrawals during the Annuity Year. This means that the amount available for withdrawals each Annuity Year on a "dollar-for-dollar" basis is adjusted on each Annuity anniversary to reflect changes in the Protected Income Value during the prior Annuity Year.


 The Maximum Protected Income Value is reduced by the same dollar-for-dollar amount as the Protected Income Value is reduced and the same proportional percentage as the Protected Income Value is reduced.

 The following examples of dollar-for-dollar and proportional reductions assume that: 1.) the Issue Date and the effective date of the GMIB benefit are October 13, 2005; 2.) an initial Purchase Payment of $250,000 (includes any Credits in the case of X Series); 3.) an initial Protected Income Value of $250,000; 4.) a dollar-for-dollar limit of $12,500 (5% of $250,000); and 5.) a
 Maximum Protected Income Value of $500,000 (200% of the initial Protected Income Value). The values set forth here are purely hypothetical and do not reflect the charge for GMIB or any other fees and charges.


 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION

 A $10,000 withdrawal is taken on November 13, 2005 (in the first Annuity
 Year). No prior withdrawals or step-ups have been taken. Immediately prior to the withdrawal, the Protected Income Value is $251,038.10 (the initial value accumulated for 31 days at an annual effective rate of 5%). As the amount withdrawn is less than the dollar-for-dollar limit:

..   The Protected Income Value is reduced by the amount withdrawn (i.e., by
    $10,000, from $251,038.10 to $241,038.10).

..   The Maximum Protected Income Value is reduced by the amount withdrawn
    (i.e., by $10,000 from $500,000.00 to $490,000.00).

..   The remaining dollar-for-dollar limit ("Remaining Limit") for the balance of the first Annuity Year is also reduced by the amount withdrawn (from $12,500 to $2,500).

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS

 A second $10,000 withdrawal is taken on December 13, 2005 (still within the first Annuity Year). Immediately before the withdrawal, the Account Value is $220,000, the Protected Income Value is $242,006.64 and the Maximum Protected Income Value is $490,000.00. As the amount withdrawn exceeds the Remaining Limit of $2,500 from Example 1:

..   the Protected Income Value is first reduced by the Remaining Limit (from
    $242,006.64 to $239,506.64);
..   The result is then further reduced by the ratio of A to B, where:

    -- A is the amount withdrawn less the Remaining Limit ($10,000 - $2,500, or
       $7,500).
    -- B is the Account Value less the Remaining Limit ($220,000 - $2,500, or
       $217,500).

 The resulting Protected Income Value is: $239,506.64 X (1 - $7,500 / $217,500), or $231,247.79.


..   The Maximum Protected Income Value is reduced first by the same dollar amount as the Protected Income Value ($490,000.00 - $2,500 or $487,500,00) and by the same proportion as for the Protected Income Value ($487,500.00 X
    0.9655 or $470,689.66).

..   The Remaining Limit is set to zero (0) for the balance of the first Annuity
    Year.

 EXAMPLE 3. RESET OF THE DOLLAR-FOR-DOLLAR LIMIT

 A $10,000 withdrawal is made on the first anniversary of the Issue Date, October 13, 2006 (second Annuity Year). Prior to the withdrawal, the Protected Income Value is $240,838.37 and the Maximum Protected Income Value is $470,689.66. The Remaining Limit is reset to 5% of the Protected Income Value amount, or $12,041.92. As the amount withdrawn is less than the dollar-for-dollar limit:

..   the Protected Income Value is reduced by the amount withdrawn (i.e., reduced by $10,000, from $240,838.37 to $230,838.37).

..   The Maximum Protected Income Value is also reduced by the amount withdrawn
    (i.e., by $10,000 from $470,689.66 to $460,689.66).

..   the Remaining Limit for the balance of the second Annuity Year is also reduced by the amount withdrawn (from $12,041.92 to $2,041.92).

 KEY FEATURE - GMIB ANNUITY PAYMENTS
 You can elect to apply the Protected Income Value to one of the available GMIB Annuity Payment Options on any anniversary date following the initial waiting period, or any subsequent waiting period established upon your election to step-up the Protected Income Value. Once you have completed the waiting period, you will have a 30-day period each year, prior to the Annuity anniversary, during which you may elect to begin receiving annuity payments under one of the available GMIB Annuity Payment Options. You must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's or your 95/th/ birthday (whichever is sooner), except for Annuities used as a funding vehicle for an IRA or SEP IRA, in which case you must elect one of the GMIB Annuity Payment Options by the anniversary of the Annuity's Issue Date on or immediately following the Annuitant's 92/nd/ birthday.

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 Your Annuity or state law may require you to begin receiving annuity payments at an earlier date.

 The amount of each GMIB Annuity Payment will be determined based on the age and, where permitted by law, sex of the Annuitant by applying the Protected Income Value (net of any applicable tax charge that may be due) to the GMIB Annuity Payment Option you choose. We use special annuity purchase rates to calculate the amount of each payment due under the GMIB Annuity Payment Options. These special rates for the GMIB Annuity Payment Options are calculated using an assumed interest rate factor that provides for lower growth in the value applied to produce annuity payments than if you elected an annuity payment option that is not part of the GMIB benefit. These special rates also are calculated using other factors such as "age setbacks" (use of an age lower than the Annuitant's actual age) that result in lower payments than would result if you elected an annuity payment option that is not part of the GMIB benefit. Use of an age setback entails a longer assumed life for the Annuitant which in turn results in lower annuity payments.

 ON THE DATE THAT YOU ELECT TO BEGIN RECEIVING GMIB ANNUITY PAYMENTS, WE GUARANTEE THAT YOUR PAYMENTS WILL BE CALCULATED BASED ON YOUR ACCOUNT VALUE AND OUR THEN CURRENT ANNUITY PURCHASE RATES IF THE PAYMENT AMOUNT CALCULATED ON THIS BASIS WOULD BE HIGHER THAN IT WOULD BE BASED ON THE PROTECTED INCOME VALUE AND THE SPECIAL GMIB ANNUITY PURCHASE RATES.

 GMIB ANNUITY PAYMENT OPTION 1 - PAYMENTS FOR LIFE WITH A CERTAIN PERIOD Under this option, monthly annuity payments will be made until the death of the Annuitant. If the Annuitant dies before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.

 GMIB ANNUITY PAYMENT OPTION 2 - PAYMENTS FOR JOINT LIVES WITH A CERTAIN PERIOD Under this option, monthly annuity payments will be made until the death of both the Annuitant and the Joint Annuitant. If the Annuitant and the Joint Annuitant die before having received 120 monthly annuity payments, the remainder of the 120 monthly annuity payments will be made to the Beneficiary.
..   If the Annuitant dies first, we will continue to make payments until the later of the death of the Joint Annuitant and the end of the period certain. However, if the Joint Annuitant is still receiving annuity payments following the end of the certain period, we will reduce the amount of each subsequent payment to 50% of the original payment amount.
..   If the Joint Annuitant dies first, we will continue to make payments until the later of the death of the Annuitant and the end of the period certain.

 You cannot withdraw your Account Value or the Protected Income Value under either GMIB Annuity Payment Option once annuity payments have begun. We may make other payout frequencies available, such as quarterly, semi-annually or annually.

 OTHER IMPORTANT CONSIDERATIONS
 YOU SHOULD NOTE THAT GMIB IS DESIGNED TO PROVIDE A TYPE OF INSURANCE THAT SERVES AS A SAFETY NET ONLY IN THE EVENT YOUR ACCOUNT VALUE DECLINES SIGNIFICANTLY DUE TO NEGATIVE INVESTMENT PERFORMANCE. IF YOUR ACCOUNT VALUE IS NOT SIGNIFICANTLY AFFECTED BY NEGATIVE INVESTMENT PERFORMANCE, IT IS UNLIKELY THAT THE PURCHASE OF THE GMIB WILL RESULT IN YOUR RECEIVING LARGER ANNUITY PAYMENTS THAN IF YOU HAD NOT PURCHASED GMIB. This is because the assumptions that we use in computing the GMIB, such as the annuity purchase rates, (which include assumptions as to age-setbacks and assumed interest rates), are more conservative than the assumptions that we use in computing annuity payout options outside of GMIB. Therefore, you may generate higher income payments if you were to annuitize a lower Account Value at the current annuity purchase rates, than if you were to annuitize under the GMIB with a higher Protected Value than your Account Value but, at the annuity purchase rates guaranteed under the GMIB. The GMIB benefit does not directly affect an Annuity's Account Value, Surrender Value or the amount payable under either the basic Death Benefit provision of the Annuity or any optional Death Benefit provision. If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Income Value. The Protected Income Value is only applicable if you elect to begin receiving annuity payments under one of the GMIB annuity options after the waiting period.
..   Each Annuity offers other annuity payment options that you can elect which do not impose an additional charge, but which do not offer to guarantee a minimum value on which to make annuity payments.
..   Where allowed by law, we reserve the right to limit subsequent purchase payments if we determine, at our sole discretion, that based on the timing of your purchase payments and withdrawals, your Protected Income Value is increasing in ways we did not intend. In determining whether to limit purchase payments, we will look at purchase payments which are disproportionately larger than your initial Purchase Payment and other actions that may artificially increase the Protected Income Value.
..   We currently limit the Sub-accounts in which you may allocate Account Value if you participate in this benefit. Should we prohibit access to any investment option, any transfers required to move Account Value to eligible investment options will not be counted in determining the number of free transfers during an Annuity Year.
..   If you change the Annuitant after the effective date of the GMIB benefit, the period of time during which we will apply the 5% annual growth rate may be changed based on the age of the new Annuitant. If the new Annuitant would not be eligible to elect the GMIB benefit based on his or her age at the time of the change, then the GMIB benefit will terminate.
..   Annuity payments made under the GMIB benefit are subject to the same tax treatment as any other annuity payment.
..   At the time you elect to begin receiving annuity payments under the GMIB benefit or under any other annuity payment option we make available, the protection provided by an Annuity's basic Death Benefit or any optional Death Benefit provision you elected will no longer apply.

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

 ELECTION OF THE BENEFIT
 The GMIB benefit is no longer available for election. If you currently participate in GMIB, your existing guarantees are unaffected by the fact that we no longer offer GMIB.

 TERMINATION OF THE BENEFIT
 The GMIB benefit cannot be terminated by the Owner once elected. The GMIB benefit automatically terminates as of the date your Annuity is fully surrendered, on the date the Death Benefit is payable to your Beneficiary (unless your surviving spouse elects to continue your Annuity), or on the date that your Account Value is transferred to begin making annuity payments. The GMIB benefit may also be terminated if you designate a new Annuitant who would not be eligible to elect the GMIB benefit based on his or her age at the time of the change.

 Upon termination of the GMIB benefit we will deduct the charge from your Account Value for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).

 CHARGES UNDER THE BENEFIT
 Currently, we deduct a charge equal to 0.50% per year of the average Protected Income Value for the period the charge applies. Because the charge is calculated based on the average Protected Income Value, it does not increase or decrease based on changes to the Annuity's Account Value due to market performance. The dollar amount you pay each year will increase in any year the Protected Income Value increases, and it will decrease in any year the Protected Income Value decreases due to withdrawal, irrespective of whether your Account Value increases or decreases.


 The charge is deducted annually in arrears each Annuity Year on the anniversary of the Issue Date of an Annuity. We deduct the amount of the charge pro-rata from the Account Value allocated to the Sub-accounts and the Fixed Allocations. If you surrender your Annuity, begin receiving annuity payments under the GMIB benefit or any other annuity payment option we make available during an Annuity Year, or the GMIB benefit terminates, we will deduct the charge for the portion of the Annuity Year since the prior anniversary of the Annuity's Issue Date (or the Issue Date if in the first Annuity Year).


 No charge applies after the Annuity Date.

 TRUEINCOME(R)
 TrueIncome is no longer being offered. TrueIncome could have been elected only where the Annuitant and the Owner were the same person or, if the Annuity Owner is an entity, where there was only one Annuitant. The Annuitant must have been at least 45 years old when the benefit is elected. TrueIncome was not available if you elected any other optional living benefit. As long as your TrueIncome is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.

 The benefit guarantees your ability to withdraw amounts equal to a percentage of an initial principal value (called the "Protected Withdrawal Value"), regardless of the impact of market performance on your Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. There are two options - one is designed to provide an annual withdrawal amount for life (the "Life Income Benefit") and the other is designed to provide a greater annual withdrawal amount as long as there is Protected Withdrawal Value (adjusted as described below) (the "Withdrawal Benefit"). If there is no Protected Withdrawal Value, the withdrawal benefit will be zero. You do not choose between these two options; each option will continue to be available as long as your Annuity has an Account Value and TrueIncome is in effect. Certain benefits under TrueIncome may remain in effect even if the Account Value of your Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Life Income Benefit and the Withdrawal Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under your Annuity following your election of TrueIncome. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect TrueIncome, plus any additional purchase payments, as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value, the Annual Income Amount and the Annual Withdrawal Amount (see below for a description of Annual Income Amount and Annual Withdrawal Amount).
..   If you elected TrueIncome at the time you purchased your Annuity, the
    Account Value was your initial Purchase Payment.

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..   For existing Owners who elected TrueIncome, the Account Value on the date of your election of TrueIncome will be used to determine the initial Protected Withdrawal Value.
..   If you make additional purchase payments after your first withdrawal, the
    Protected Withdrawal Value will be increased by the amount of each additional Purchase Payment.


 The Protected Withdrawal Value is reduced each time a withdrawal is made on a dollar-for-dollar basis up to the Annual Withdrawal Amount, per Annuity Year, of the Protected Withdrawal Value and on the greater of a dollar-for-dollar basis or a pro rata basis for withdrawals in an Annuity Year in excess of that amount until the Protected Withdrawal Value is reduced to zero. At that point the Annual Withdrawal Amount will be zero until such time (if any) as the Annuity reflects a Protected Withdrawal Value (for example, due to a step-up or additional purchase payments being made into the Annuity).


 STEP-UP OF THE PROTECTED WITHDRAWAL VALUE
 You may elect to step-up your Protected Withdrawal Value if, due to positive market performance, your Account Value is greater than the Protected Withdrawal Value.

..   You are eligible to step-up the Protected Withdrawal Value on or after the
    1/st/ anniversary of the first withdrawal under TrueIncome
..   The Protected Withdrawal Value can be stepped up again on or after the
    1/st/ anniversary of the preceding step-up

 If you elect to step-up the Protected Withdrawal Value under the benefit, and on the date you elect to step-up, the charges under TrueIncome have changed for new purchasers, your benefit may be subject to the new charge at the time of step-up. Upon election of the step-up, we increase the Protected Withdrawal Value to be equal to the then current Account Value. For example, assume your initial Protected Withdrawal Value was $100,000 and you have made cumulative withdrawals of $40,000, reducing the Protected Withdrawal Value to $60,000. On the date you are eligible to step-up the Protected Withdrawal Value, your Account Value is equal to $75,000. You could elect to step-up the Protected Withdrawal Value to $75,000 on the date you are eligible. If your current Annual Income Amount and Annual Withdrawal Amount are less than they would be if we did not reflect the step-up in Protected Withdrawal Value, then we will increase these amounts to reflect the step-up as described below.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force.

 If you elected TrueIncome and have also elected the Auto Step-Up feature:
..   the first Auto Step-Up opportunity will occur on the 1/st/ Annuity
    Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome or (2) the most recent step-up
..   your Protected Withdrawal Value will only be stepped-up if 5% of the
    Account Value is greater than the Annual Income Amount by any amount
..   if at the time of the first Auto Step-Up opportunity, 5% of the Account
    Value is not greater than the Annual Income Amount, an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs
..   once a step-up occurs, the next Auto Step-Up opportunity will occur on the
    1/st/ Annuity Anniversary that is at least one year after the most recent step-up

 If on the date that we implement an Auto Step-Up to your Protected Withdrawal Value, the charge for TrueIncome has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Protected Withdrawal Value even if you elect the Auto Step-Up feature.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER TRUEINCOME

 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under TrueIncome, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. A withdrawal can be considered Excess Income under the Life Income Benefit even though it does not exceed the Annual Withdrawal Amount under the Withdrawal Benefit. When you elect a step-up (or an auto step-up is effected), your Annual Income Amount increases to equal 5% of your Account Value after the step-up if such amount is greater than your Annual Income Amount. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (and any associated Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.


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 KEY FEATURE - ANNUAL WITHDRAWAL AMOUNT UNDER THE WITHDRAWAL BENEFIT
 The initial Annual Withdrawal Amount is equal to 7% of the initial Protected Withdrawal Value. Under TrueIncome, if your cumulative withdrawals each Annuity Year are less than or equal to the Annual Withdrawal Amount, your Protected Withdrawal Value will be reduced on a dollar-for-dollar basis. If your cumulative withdrawals are in excess of the Annual Withdrawal Amount ("Excess Withdrawal"), your Annual Withdrawal Amount will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Withdrawal to the Account Value immediately prior to such withdrawal (see the examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. When you elect a step-up (or an auto step-up is effected), your Annual Withdrawal Amount increases to equal 7% of your Account Value after the step-up if such amount is greater than your Annual Withdrawal Amount. Your Annual Withdrawal Amount also increases if you make additional purchase payments. The amount of the increase is equal to 7% of any additional purchase payments (and any associated Credit with respect to X Series). A determination of whether you have exceeded your Annual Withdrawal Amount is made at the time of each withdrawal; therefore, a subsequent increase in the Annual Withdrawal Amount will not offset the effect of a withdrawal that exceeded the Annual Withdrawal Amount at the time the withdrawal was made.

 TrueIncome does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount and the Annual Withdrawal Amount. You are not required to withdraw all or any portion of the Annual Withdrawal Amount or Annual Income Amount in each Annuity Year.
..   If, cumulatively, you withdraw an amount less than the Annual Withdrawal
    Amount under the Withdrawal Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Withdrawal Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Withdrawal Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.
..   If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. However, because the Protected Withdrawal Value is only reduced by the actual amount of withdrawals you make under these circumstances, any unused Annual Income Amount may extend the period of time until the remaining Protected Withdrawal Value is reduced to zero.

 EXAMPLES OF WITHDRAWALS
 The following examples of dollar-for-dollar and proportional reductions of the Protected Withdrawal Value, Annual Withdrawal Amount and Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; and 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Withdrawal Amount is equal to $18,550 under the Withdrawal Benefit (7% of $265,000). The Annual Income Amount is equal to $13,250 under the Life Income Benefit (5% of $265,000).

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 If $10,000 was withdrawn (less than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $10,000 = $8,550.
    Annual Withdrawal Amount for future Annuity Years remains at $18,550.
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.
    Annual Income Amount for future Annuity Years remains at $13,250.
..   Protected Withdrawal Value is reduced by $10,000 from $265,000 to $255,000

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 (a)If $15,000 was withdrawn (more than the Annual Income Amount but less than the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $18,550 -
    $15,000 = $3,550. Annual Withdrawal Amount for future Annuity Years remains at $18,550
..   Remaining Annual Income Amount for current Annuity Year = $0

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 Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250 =
 $1,750) reduces Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93

 Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157
..   Protected Withdrawal Value is reduced by $15,000 from $265,000 to $250,000

 (b)If $25,000 was withdrawn (more than both the Annual Income Amount and the Annual Withdrawal Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Withdrawal Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Withdrawal Amount ($25,000 - $18,550 = $6,450) reduces Annual Withdrawal Amount for future Annuity Years.
..   Reduction to Annual Withdrawal Amount = Excess Withdrawal/Account Value
    before Excess Withdrawal X Annual Withdrawal Amount = $6,450/($263,000 - $18,550) X $18,550 = $489

 Annual Withdrawal Amount for future Annuity Years = $18,550 - $489 = $18,061
..   Remaining Annual Income Amount for current Annuity Year = $0

 Excess of withdrawal over the Annual Income Amount ($25,000 - $13,250 = $11,750) reduces Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $11,750/($263,000 - $13,250) X $13,250 = $623.

 Annual Income Amount for future Annuity Years = $13,250 - $623 = $12,627
..   Protected Withdrawal Value is first reduced by the Annual Withdrawal Amount
    ($18,550) from $265,000 to $246,450. It is further reduced by the greater of a dollar-for-dollar reduction or a proportional reduction. Dollar-for-dollar reduction = $25,000 - $18,550 = $6,450
..   Proportional reduction = Excess Withdrawal/Account Value before Excess
    Withdrawal X Protected Withdrawal Value = $6,450/($263,000 - $18,550) X $246,450 = $6,503 Protected Withdrawal Value = $246,450 - max {$6,450,
    $6,503} = $239,947

 BENEFITS UNDER TRUEINCOME
..   If your Account Value is equal to zero, and the cumulative withdrawals in the current Annuity Year are greater than the Annual Withdrawal Amount, TrueIncome will terminate. To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under both the Life Income Benefit and the Withdrawal Benefit, you will be given the choice of receiving the payments under the Life Income Benefit or under the Withdrawal Benefit. Thus, in that scenario, the remaining amounts under the Life Income Benefit and the Withdrawal Benefit would be payable even though your Account Value was reduced to zero. Once you make this election we will make an additional payment for that Annuity Year equal to either the remaining Annual Income Amount or Annual Withdrawal Amount for the Annuity Year, if any, depending on the option you choose. In subsequent Annuity Years we make payments that equal either the Annual Income Amount or the Annual Withdrawal Amount as described in this Prospectus. You will not be able to change the option after your election and no further purchase payments will be accepted under your Annuity. If you do not make an election, we will pay you annually under the Life Income Benefit. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount but less than or equal to the Annual Withdrawal Amount and amounts are still payable under the Withdrawal Benefit, you will receive the payments under the Withdrawal Benefit. In the year of a withdrawal that reduced your Account Value to zero, we will make an additional payment to equal any remaining Annual Withdrawal Amount and make payments equal to the Annual Withdrawal Amount in each subsequent year (until the Protected Withdrawal Value is depleted). Once your Account Value equals zero no further purchase payments will be accepted under your Annuity.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years or any remaining Protected Withdrawal Value, you can elect one of the following three options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We make such annuity payments until the Annuitant's death; or
       (3)request that, as of the date annuity payments are to begin, we pay out any remaining Protected Withdrawal Value as annuity payments. Each year such annuity payments will equal the Annual Withdrawal Amount or the remaining Protected Withdrawal Value if less. We make such annuity payments until the earlier of the Annuitant's death or the date the Protected Withdrawal Value is depleted.

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 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a single life fixed annuity with five payments certain using the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine a Protected Withdrawal
    Value and calculate an Annual Income Amount and an Annual Withdrawal Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under TrueIncome are subject to all of the terms and conditions of your Annuity, including any applicable CDSC.
..   Withdrawals made while TrueIncome is in effect will be treated, for tax purposes, in the same way as any other withdrawals under your Annuity. TrueIncome does not directly affect your Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome. TrueIncome provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Protected Withdrawal Value or Annual
    Income Amount in the form of periodic benefit payments.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

..   The basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)


 ELECTION OF THE BENEFIT
 We no longer permit elections of TrueIncome. If you wish, you may cancel TrueIncome, however you will not be permitted to re-elect it or elect another lifetime withdrawal benefit. IF YOU CANCEL TRUEINCOME, YOU LOSE ALL GUARANTEES UNDER THE BENEFIT.

 TERMINATION OF THE BENEFIT
 The benefit terminates automatically when your Protected Withdrawal Value and Annual Income Amount equal zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit terminates upon your surrender of your Annuity, upon the death of the Annuitant, upon a change in ownership of your Annuity that changes the tax identification number of the Owner, upon change in the Annuitant or upon your election to begin receiving annuity payments. While you may terminate your benefit at any time, we may not terminate the benefit other than in the circumstances listed above.

 The charge for TrueIncome will no longer be deducted from your Account Value upon termination of the benefit.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Withdrawal Amount and the Annual Income Amount, which will cause us to increase the Annual Income Amount and the Annual Withdrawal Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the annuity payment and Death Benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of this prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

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 TRUEINCOME - SPOUSAL
 TrueIncome - Spousal is no longer being offered. TrueIncome - Spousal must have been elected based on two Designated Lives, as described below. Each Designated Life must have been at least 55 years old when the benefit was elected. TrueIncome - Spousal was not available if you elected any other optional living benefit or optional death benefit. As long as your TrueIncome
 - Spousal is in effect, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit.

 The benefit guarantees until the later death of two natural persons that are each other's spouses at the time of election of TrueIncome - Spousal and at the first death of one of them (the "Designated Lives", each a "Designated Life") the ability to withdraw an annual amount ("Spousal Life Income Benefit") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The Spousal Life Income Benefit may remain in effect even if the Account Value of the Annuity is zero. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Life Income Benefit after the death of the first. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit.

 KEY FEATURE - INITIAL PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to determine the amount of each annual payment under the Spousal Life Income Benefit. The initial Protected Withdrawal Value is determined as of the date you make your first withdrawal under the Annuity following your election of TrueIncome - Spousal. The initial Protected Withdrawal Value is equal to the greater of (A) the Account Value on the date you elect TrueIncome - Spousal, plus any additional purchase payments as applicable, each growing at 5% per year from the date of your election of the benefit, or application of the Purchase Payment to your Annuity, until the date of your first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier (B) the Account Value on the date of the first withdrawal from your Annuity, prior to the withdrawal, and (C) the highest Account Value on each Annuity anniversary, plus subsequent purchase payments prior to the first withdrawal or the 10/th/ anniversary of the benefit effective date, if earlier. With respect to (A) and (C) above, after the 10/th/ anniversary of the benefit effective date, each value is increased by the amount of any subsequent purchase payments. With respect to X Series, Credits are added to purchase payments for purposes of calculating the Protected Withdrawal Value and the Annual Income Amount (see below for a description of Annual Income Amount).

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER TRUEINCOME - SPOUSAL

 The initial Annual Income Amount is equal to 5% of the initial Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active. Under TrueIncome - Spousal, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If, cumulatively, you withdraw an amount less than the Annual Income Amount under the Spousal Life Income Benefit in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. TrueIncome - Spousal does not affect your ability to make withdrawals under your Annuity or limit your ability to request withdrawals that exceed the Annual Income Amount.


 STEP-UP OF ANNUAL INCOME AMOUNT
 You may elect to step-up your Annual Income Amount if, due to positive market performance, 5% of your Account Value is greater than the Annual Income Amount. You are eligible to step-up the Annual Income Amount on or after the 1/st/ anniversary of the first withdrawal under TrueIncome - Spousal. The Annual Income Amount can be stepped up again on or after the 1/st/ anniversary of the preceding step-up. If you elect to step-up the Annual Income Amount under the benefit, and on the date you elect to step-up, the charges under TrueIncome - Spousal have changed for new purchasers, your benefit may be subject to the new charge at the time of such step-up. When you elect a step-up, your Annual Income Amount increases to equal 5% of your Account Value after the step-up. Your Annual Income Amount also increases if you make additional purchase payments. The amount of the increase is equal to 5% of any additional purchase payments (plus any Credit with respect to X Series). Any increase will be added to your Annual Income Amount beginning on the day that the step-up is effective or the Purchase Payment is made. A determination of whether you have exceeded your Annual Income Amount is made at the time of each withdrawal; therefore a subsequent increase in the Annual Income Amount will not offset the effect of a withdrawal that exceeded the Annual Income Amount at the time the withdrawal was made.

 An optional automatic step-up ("Auto Step-Up") feature is available for this benefit. This feature may be elected at the time the benefit is elected or at any time while the benefit is in force. If you elect this feature, the first Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least one year after the later of (1) the date of the first withdrawal under TrueIncome - Spousal or (2) the most recent step-up. At this time, your Annual Income Amount will be stepped-up if 5% of your Account Value is greater than the Annual Income Amount by any amount. If 5% of the Account Value does not exceed the Annual Income

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

 Amount, then an Auto Step-Up opportunity will occur on each successive Annuity Anniversary until a step-up occurs. Once a step-up occurs, the next Auto Step-Up opportunity will occur on the 1/st/ Annuity Anniversary that is at least 1 year after the most recent step-up. If, on the date that we implement an Auto Step-Up to your Annual Income Amount, the charge for TrueIncome - Spousal has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Subject to our rules and restrictions, you will still be permitted to manually step-up the Annual Income Amount even if you elect the Auto Step-Up feature.

 EXAMPLES OF WITHDRAWALS AND STEP-UP
 The following examples of dollar-for-dollar and proportional reductions and the step-up of the Annual Income Amount assume: 1.) the Issue Date and the Effective Date of TrueIncome - Spousal are February 1, 2005; 2.) an initial Purchase Payment of $250,000; 3.) the Account Value on February 1, 2006 is equal to $265,000; 4.) the first withdrawal occurs on March 1, 2006 when the Account Value is equal to $263,000; and 5.) the Account Value on February 1, 2010 is equal to $280,000. The values set forth here are purely hypothetical, and do not reflect the charge for TrueIncome - Spousal or any other fees and charges.

 The initial Protected Withdrawal Value is calculated as the greatest of (a),
 (b) and (c):

 (a)Purchase payment accumulated at 5% per year from February 1, 2005 until March 1, 2006 (393 days) = $250,000 X 1.05/(393/365)/ = $263,484.33
 (b)Account Value on March 1, 2006 (the date of the first withdrawal) = $263,000
 (c)Account Value on February 1, 2006 (the first Annuity Anniversary) = $265,000

 Therefore, the initial Protected Withdrawal Value is equal to $265,000. The Annual Income Amount is equal to $13,250 under the Spousal Life Income Benefit (5% of $265,000).

 EXAMPLE 1. DOLLAR-FOR-DOLLAR REDUCTION
 If $10,000 was withdrawn (less than the Annual Income Amount) on March 1,
 2006, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $13,250 - $10,000
    = $3,250.
..   Annual Income Amount for future Annuity Years remains at $13,250

 EXAMPLE 2. DOLLAR-FOR-DOLLAR AND PROPORTIONAL REDUCTIONS
 If $15,000 was withdrawn (more than the Annual Income Amount) on March 1, 2006, then the following values would result:
..   Remaining Annual Income Amount for current Annuity Year = $0
..   Excess of withdrawal over the Annual Income Amount ($15,000 - $13,250
    $1,750) reduces
..   Annual Income Amount for future Annuity Years.
..   Reduction to Annual Income Amount = Excess Income/Account Value before
    Excess Income X Annual Income Amount = $1,750/($263,000 - $13,250) X $13,250 = $93. Annual Income Amount for future Annuity Years = $13,250 - $93 = $13,157

 EXAMPLE 3. STEP-UP OF THE ANNUAL INCOME AMOUNT
 If a step-up of the Annual Income Amount is requested on February 1, 2010 or the Auto Step-Up feature was elected, the step-up would occur because 5% of the Account Value, which is $14,000 (5% of $280,000), is greater than the Annual Income Amount of $13,250. The new Annual Income Amount will be equal to $14,000.

 BENEFITS UNDER TRUEINCOME - SPOUSAL
 To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount and amounts are still payable under the Spousal Life Income Benefit, we will make an additional payment for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year, if any. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this Prospectus. No further purchase payments will be accepted under your Annuity. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, the Spousal Life Income Benefit terminates and no additional payments will be made.
..   If annuity payments are to begin under the terms of your Annuity or if you decide to begin receiving annuity payments and there is any Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any annuity option available; or
       (2)request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.

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 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with five payments certain using the same basis that is used to calculate the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such annuity payments will be the greater of:

       (1)the present value of future Annual Income Amount payments. Such present value will be calculated using the same basis that is used to calculate the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will determine an initial Protected
    Withdrawal Value and calculate an Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under TrueIncome - Spousal are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while TrueIncome - Spousal is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Spousal does not directly affect the Annuity's Account Value or Surrender Value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity, you will receive the current Surrender Value, not the Protected Withdrawal Value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing the TrueIncome - Spousal. TrueIncome - Spousal provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain the benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.
..   There may be circumstances where you will continue to be charged the full amount for TrueIncome - Spousal even when the benefit is only providing a guarantee of income based on one life with no survivorship.

..   In order for the Surviving Designated Life to continue TrueIncome - Spousal upon the death of an owner, the Designated Life must elect to assume ownership of the Annuity under the spousal continuation option. See
    "Spousal Designations", and "Spousal Assumption of Annuity" in this Prospectus.
..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Spousal benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Spousal benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)


 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 We no longer permit elections of TrueIncome - Spousal. - If you wish, you may cancel TrueIncome - Spousal, however you will not be permitted to re-elect it or elect any other living benefit. IF YOU CANCEL THE BENEFIT, YOU LOSE ALL GUARANTEES UNDER THE BENEFIT.

 TrueIncome - Spousal could only be elected based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. TrueIncome - Spousal could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 55 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 55 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 55 years old at the time of election.


 We do not permit a change of Owner under this benefit, except as follows:
 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity or
 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary under this benefit. If the Designated Lives divorce, TrueIncome - Spousal may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage.

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 TERMINATION OF THE BENEFIT
 The benefit terminates automatically when your Annual Income Amount equals zero. You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective. The benefit also terminates upon your surrender of the Annuity, upon the first Designated Life to die if the Annuity is not continued, upon the second Designated Life to die or upon your election to begin receiving annuity payments.

 The charge for TrueIncome - Spousal will no longer be deducted from your Account Value upon termination of the benefit.

 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an Annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your Annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. Any such payments will reduce your Protected Withdrawal Value. In addition, the amount and duration of payments under the annuity payment and Death Benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 TRUEINCOME - HIGHEST DAILY
 TrueIncome - Highest Daily is no longer offered for new elections. The income benefit under TrueIncome - Highest Daily currently is based on a single "designated life" who is at least 55 years old on the date that the benefit was acquired. TrueIncome - Highest Daily was not available if you elected any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). Any DCA program that transfers Account Value from a Fixed Allocation is also not available as Fixed Allocations are not permitted with the benefit. As long as your TrueIncome - Highest Daily is in effect, you must allocate your Account Value in accordance with the then-permitted and available investment option(s) with this benefit.

 The benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Total Annual Income Amount") equal to a percentage of an initial principal value (the "Total Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our new rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in TrueIncome - Highest Daily, and in Appendix D to this prospectus, we set forth the pre-determined mathematical formula under which we make the asset transfers.

 As discussed below, a key component of TrueIncome - Highest Daily is the Total Protected Withdrawal Value, which is an amount that is distinct from Account Value. Because each of the Total Protected Withdrawal Value and Total Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for Account Value to fall to zero, even though the Total Annual Income Amount remains. You are guaranteed to be able to withdraw the Total Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Total Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Total Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Highest Daily.

 KEY FEATURE - TOTAL PROTECTED WITHDRAWAL VALUE
 The Total Protected Withdrawal Value is used to determine the amount of the annual payments under TrueIncome - Highest Daily. The Total Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value and any Enhanced Protected Withdrawal Value that may exist. We describe how we determine Enhanced Protected Withdrawal Value, and when we begin to calculate it, below. If you do not meet the conditions described below for obtaining Enhanced Protected Withdrawal Value then Total Protected Withdrawal Value is simply equal to Protected Withdrawal Value.

 The Protected Withdrawal Value initially is equal to the Account Value on the date that you elect TrueIncome - Highest Daily. On each Valuation Day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such Valuation Day (the "Current Valuation Day"), the Protected Withdrawal Value is equal to the greater of:
..   the Protected Withdrawal Value for the immediately preceding Valuation Day
    (the "Prior Valuation Day"), appreciated at the daily equivalent of 5% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day

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

    (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Valuation Day; and
..   the Account Value.

 If you have not made a withdrawal prior to the tenth anniversary of the date you elected TrueIncome - Highest Daily (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of the Protected Withdrawal Value on the Tenth Anniversary or your Account Value.

 The Enhanced Protected Withdrawal Value is only calculated if you do not take a withdrawal prior to the Tenth Anniversary. Thus, if you do take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive Enhanced Protected Withdrawal Value. If so, then on or after the Tenth Anniversary up until the date of the first withdrawal, the Enhanced Protected Withdrawal Value is equal to the sum of:

 (a)200% of the Account Value on the date you elected TrueIncome - Highest
    Daily;
 (b)200% of all purchase payments (and any associated Credits) made during the one-year period after the date you elected TrueIncome - Highest Daily; and
 (c)100% of all purchase payments (and any associated Credits) made more than one year after the date you elected TrueIncome - Highest Daily, but prior to the date of your first withdrawal.

 We cease these daily calculations of the Protected Withdrawal Value and Enhanced Protected Withdrawal Value (and therefore, the Total Protected Withdrawal Value) when you make your first withdrawal. However, as discussed below, subsequent purchase payments (and any associated Credits) will increase the Total Annual Income Amount, while "excess" withdrawals (as described below) may decrease the Total Annual Income Amount.

 KEY FEATURE - TOTAL ANNUAL INCOME AMOUNT UNDER TRUEINCOME - HIGHEST DAILY

 The initial Total Annual Income Amount is equal to 5% of the Total Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. For purposes of the mathematical formula described below, we also calculate a Highest Daily Annual Income Amount, which is initially equal to 5% of the Protected Withdrawal Value.


 Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Total Annual Income Amount ("Excess Income"), your Total Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply.


 Any Purchase Payment that you make will increase the then-existing Total
 Annual Income Amount and Highest Daily Annual Income Amount by an amount equal to 5% of the Purchase Payment (including the amount of any associated Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.


 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Total Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of this feature starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. We multiply each of those quarterly Account Values by 5%, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Total Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Total Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar

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

 examination of the Account Values on the end of the four immediately preceding quarters. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Total Annual Income Amount, the charge for TrueIncome - Highest Daily has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Highest Daily upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Highest Daily does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Total Annual Income Amount. Under TrueIncome - Highest Daily, if your cumulative withdrawals in an Annuity Year are less than or equal to the Total Annual Income Amount, they will not reduce your Total Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Total Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Total Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Total Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Highest Daily or any other fees and charges. Assume the following for all three examples:
   .   The Issue Date is December 1, 2006.
   .   TrueIncome - Highest Daily is elected on March 5, 2007.

 DOLLAR-FOR-DOLLAR REDUCTIONS
 On May 2, 2007, the Total Protected Withdrawal Value is $120,000, resulting in a Total Annual Income Amount of $6,000 (5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Total Annual Income Amount for that Annuity Year (up to and including December 1, 2007) is $3,500. This is the result of a dollar-for-dollar reduction of the Total Annual Income Amount - $6,000 less $2,500 = $3,500.

 PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2007 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Total Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Total Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Total Annual Income Amount).

 HERE IS THE CALCULATION:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Total Annual Income Amount                                     $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Total Annual Income Amount for future Annuity Years            $  5,915.49

 HIGHEST QUARTERLY AUTO STEP-UP
 On each Annuity Anniversary date, the Total Annual Income Amount is stepped-up if 5% of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Total Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credit with respect to X Series).

 Continuing the same example as above, the Total Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Total Annual Income Amount will be stepped-up if 5% of the highest quarterly Account Value, adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

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

                                 HIGHEST QUARTERLY VALUE
                                     (ADJUSTED WITH       ADJUSTED TOTAL ANNUAL
                                 WITHDRAWAL AND PURCHASE INCOME AMOUNT (5% OF THE
DATE*              ACCOUNT VALUE       PAYMENTS)**       HIGHEST QUARTERLY VALUE)
-----              ------------- ----------------------- ------------------------
June 1, 2007        $118,000.00        $118,000.00              $5,900.00
August 6, 2007      $110,000.00        $112,885.55              $5,644.28
September 1, 2007   $112,000.00        $112,885.55              $5,644.28
December 1, 2007    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Total Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Total Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Total Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Total Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $ 5,950.00. Since this amount is higher than the current year's Total Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Total Annual Income Amount for the next Annuity Year, starting on December 2, 2007 and continuing through December 1, 2008, will be stepped-up to $5,950.00.

 BENEFITS UNDER TRUEINCOME - HIGHEST DAILY
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Total Annual Income Amount and amounts are still payable under TrueIncome - Highest Daily, we will make an additional payment, if any, for that Annuity Year equal to the remaining Total Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Total Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Total Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Total Annual Income Amount, TrueIncome - Highest Daily terminates, and no additional payments will be made.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Total Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Total Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Total Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Total Annual Income
    Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that if your Annuity has a maximum Annuity Date requirement, payments that we make under this benefit as of that date will be treated as annuity payments.

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

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under TrueIncome - Highest Daily are subject to all of the terms and conditions of the Annuity, including any CDSC.
..   Withdrawals made while TrueIncome - Highest Daily is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity.
    TrueIncome - Highest Daily does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Highest Daily. TrueIncome
    - Highest Daily provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Total Annual Income Amount in the form of periodic benefit payments.
..   Upon inception of the benefit, 100% of your Account Value must have been allocated to the Permitted Sub-accounts. However, the mathematical formula component of the benefit as described below may transfer Account Value to the Benefit Fixed Rate Account as of the effective date of the benefit in some circumstances.
..   You cannot allocate purchase payments or transfer Account Value to or from a Fixed Allocation if you elect this benefit.
..   Transfers to and from the Sub-accounts and the Benefit Fixed Rate Account triggered by the formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   In general, you must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain
    TrueIncome - Highest Daily. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. Subsequent to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to the new investment limitations.

..   The charge for TrueIncome - Highest Daily is 0.60% annually, assessed against the average daily net assets of the Sub-accounts. This charge is in addition to any other fees under the annuity. Also, the cost to us of providing the benefit is a factor, among many, that we consider when determining the interest rate credited under the Benefit Fixed Rate Account, and therefore, we credit lower interest rates due to this factor than we otherwise would.
..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Highest Daily benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Highest Daily benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)


 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 For TrueIncome - Highest Daily, there must have been either a single Owner who is the same as the Annuitant, or if the Annuity is entity-owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.

 Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome - Highest Daily. Similarly, any change of Owner will result in cancellation of TrueIncome - Highest Daily, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) both the new Owner and previous Owner are entities or (c) the previous Owner is a natural person and the new Owner is an entity.

 We no longer permit elections of TrueIncome - Highest Daily. If you wish, you may cancel TrueIncome - Highest Daily, however you will not be permitted to re-elect it or elect any other living benefit. Upon cancellation of TrueIncome
 - Highest Daily, any Account Value allocated to the Benefit Fixed Rate Account used with the pre-determined mathematical formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro-rata according to the value of your Sub-accounts at the time of the re-allocation. IF YOU CANCEL THE BENEFIT, YOU LOSE ALL GUARANTEES UNDER THE BENEFIT.

 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Account Value and Total Annual Income Amount equal zero or (vi) if you fail to meet our requirements for issuing the benefit. If you terminate the benefit, you will lose the Protected Withdrawal Value, Annual Income Amount, as well as any Enhanced Protected Withdrawal Value and Return of Principal Guarantees.

 Upon termination of TrueIncome - Highest Daily, we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the Benefit Fixed Rate Account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options). Upon termination, we may limit or prohibit investment in the Fixed Allocations.

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

 RETURN OF PRINCIPAL GUARANTEE
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 (a)your Account Value on the day that you elected TrueIncome - Highest Daily;
    and
 (b)the sum of each Purchase Payment you made (including any Credits with respect to X Series) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of our variable investment options and the Benefit Fixed Rate Account (described below), in the same proportion that each such investment option bears to your total Account Value, immediately prior to the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Total Protected Withdrawal Value, your death benefit, or the amount of any other or optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Highest Daily and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.


 MATHEMATICAL FORMULA COMPONENT OF TRUEINCOME - HIGHEST DAILY
 As indicated above, we limit the sub-accounts to which you may allocate Account Value if you have elected TrueIncome - Highest Daily. For purposes of this benefit, we refer to those permitted sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Highest Daily, we require that you participate in our mathematical formula under which we may transfer Account Value between the Permitted Sub-accounts and a fixed interest rate account that is part of our general account (the "Benefit Fixed Rate Account"). This required formula helps us manage our financial exposure under the benefit, by moving assets to a more stable option (i.e., the Benefit Fixed Rate Account). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The Benefit Fixed Rate Account is available only with this benefit, and thus you may not allocate purchase payments to or transfer Account Value to or from the Benefit Fixed Rate Account. The interest rate that we pay with respect to the Benefit Fixed Rate Account is reduced by an amount that corresponds generally to the charge that we assess against your variable Sub-accounts for TrueIncome
 - Highest Daily. The Benefit Fixed Rate Account is not subject to the Investment Company Act of 1940 or the Securities Act of 1933.

 Under the formula component of TrueIncome - Highest Daily, we monitor your Account Value daily and, if necessary, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account. Any transfer would be made in accordance with the formula, which is set forth in the schedule supplement to the endorsement for this benefit (and also appears in Appendix D to this prospectus). Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying your Protected Withdrawal Value for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily Annual Income Amount. Then, using our actuarial tables, we produce an estimate of the total amount we would target in our allocation model, based on the projected Highest Daily Annual Income Amount each year for the rest of your life. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected Annual Income Amount (and thus your Target Value) would take into account any automatic step-up that was scheduled to occur according to the step-up formula described above. Next, the formula subtracts from the Target Value the amount held within the Benefit Fixed Rate Account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the Benefit Fixed Rate Account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%) it means essentially that too much Target Value is not offset by assets within the Benefit Fixed Rate Account, and therefore we will transfer an amount from your Permitted Sub-accounts to the Benefit Fixed Rate Account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the Benefit Fixed Rate Account to the Permitted Sub-accounts would occur. Note that the formula is calculated with reference to the Highest Daily Annual Income Amount, rather than with reference to the Annual Income Amount. If you select the new mathematical formula, see the discussion regarding the 90% cap.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the Benefit Fixed Rate Account, because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value to the Benefit Fixed Rate Account. Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the Benefit Fixed Rate Account so that the Target Ratio meets a target, which currently is equal to 80%. Once elected, the ratios we use will be fixed.

 While you are not notified when the formula dictates a transfer, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the Benefit Fixed Rate Account. The formula is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Highest Daily.

 Depending on the results of the formula calculation we may, on any day:
..   Not make any transfer between the Permitted Sub-accounts and the Benefit
    Fixed Rate Account; or
..   If a portion of your Account Value was previously allocated to the Benefit
    Fixed Rate Account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule); or
..   Transfer all or a portion of your Account Value in the Permitted
    Sub-accounts pro-rata to the Benefit Fixed Rate Account. The interest that you earn on such transferred amount will be equal to the annual rate that we have set for that day, and we will credit the daily equivalent of that annual interest until the earlier of one year from the date of the transfer or the date that such amount in the Benefit Fixed Rate Account is transferred back to the Permitted Sub-accounts.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the Benefit Fixed Rate Account. If your entire Account Value is transferred to the Benefit Fixed Rate Account, then based on the way the formula operates, the formula will not transfer amounts out of the Benefit Fixed Rate Account to the Permitted Sub-accounts and the entire Account Value would remain in the Benefit Rate Fixed Account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the Benefit Fixed Rate Account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the Benefit Fixed Rate Account, if dictated by the formula. The amounts of any such transfer will vary, as dictated by the formula, and will depend on the factors listed below.

 Prior to the first withdrawal, the primary driver of transfers to the Benefit Fixed Rate Account is the difference between your Account Value and your Total Protected Withdrawal Value. If none of your Account Value is allocated to the Benefit Fixed Rate Account, then over time the formula permits an increasing difference between the Account Value and the Total Protected Withdrawal Value before a transfer to the Benefit Fixed Rate Account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the Benefit Fixed Rate Account, the smaller the difference between the Total Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the Benefit Fixed Rate Account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the Benefit Fixed Rate Account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
..   The difference between your Account Value and your Total Protected
    Withdrawal Value;
..   The amount of time TrueIncome - Highest Daily has been in effect on your
    Annuity;
..   The amount allocated to and the performance of the Permitted Sub-accounts and the Benefit Fixed Rate Account;
..   Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
..   Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the Benefit Fixed Rate Account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the Benefit Fixed Rate Account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the Benefit Fixed Rate Account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the Benefit Fixed Rate Account and it has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the Benefit Fixed Rate Account even if the performance of your Permitted Sub-accounts is positive.

 Any Account Value in the Benefit Fixed Rate Account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the Benefit Fixed Rate Account.


 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Total Annual Income Amount, which will cause us to increase the Total Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity that are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive Enhanced Protected Withdrawal Value and an amount under the Return of Principal Guarantee.

 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 OPTIONAL 90% CAP RULE FEATURE FOR THE FORMULA UNDER TRUEINCOME - HIGHEST DAILY

 THE OPTIONAL 90% CAP FEATURE IS AVAILABLE FOR ELECTION ONLY ON OR AFTER
 JULY 27, 2009 AND ONLY IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL, AND WILL BE OFFERED SUBSEQUENTLY IN OTHER JURISDICTIONS WHEN WE RECEIVE REGULATORY APPROVAL IN THOSE JURISDICTIONS.

 If you currently own an Annuity and have elected the TrueIncome - Highest Daily, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will (if you elect it) replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. There is no cost to adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. This feature is available subject to state approval. The new formula is found in Appendix D (page D-2). Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the Benefit Fixed Rate Account. If all of your Account Value is currently allocated to the Benefit Fixed Rate Account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the Benefit Fixed Rate Account.

 Under the new formula, the formula will not execute a transfer to the Benefit Fixed Rate Account that results in more than 90% of your Account Value being allocated to the Benefit Fixed Rate Account ("90% cap" or "90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer into the Benefit Fixed Rate Account that would result in more than 90% of the Account Value being allocated to the Benefit Fixed Rate Account, only the amount that results in exactly 90% of the Account Value being allocated to the Benefit Fixed Rate Account will be transferred. Additionally, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is first a transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the Benefit Fixed Rate Account that results in greater than 90% of your Account Value being allocated to the Benefit Fixed Rate Account. HOWEVER, IT IS POSSIBLE THAT, DUE TO THE INVESTMENT PERFORMANCE OF YOUR ALLOCATIONS IN THE BENEFIT FIXED RATE ACCOUNT AND YOUR ALLOCATIONS IN THE PERMITTED SUB-ACCOUNTS YOU HAVE SELECTED, YOUR ACCOUNT VALUE COULD BE MORE THAN 90% INVESTED IN THE BENEFIT FIXED RATE ACCOUNT.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the Benefit Fixed Rate Account at least until there is first a transfer out of the Benefit Fixed Rate Account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the Benefit Fixed Rate Account, and the formula will still not transfer any of your Account Value to the Benefit Fixed Rate Account (at least until there is first a transfer out of the Benefit Fixed Rate Account). For example:
..   March 19, 2009 - a transfer is made to the Benefit Fixed Rate Account that results in the 90% cap being met and now $90,000 is allocated to the Benefit Fixed Rate Account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the Benefit Fixed Rate Account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the Benefit Fixed Rate Account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the Benefit Fixed Rate Account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the Benefit Fixed Rate Account).
..   Once there is a transfer out of the Benefit Fixed Rate Account (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the Benefit Fixed Rate Account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the Benefit Fixed Rate Account as dictated by the

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

 formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix D will be the pre-determined mathematical formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the Benefit Fixed Rate Account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the Benefit Fixed Rate Account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the Benefit Fixed Rate Account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). Amounts taken out of the Benefit Fixed Rate Account will be withdrawn for this purpose on a last-in, first-out basis (an amount renewed into a new guarantee period under the Benefit Fixed Rate Account will be deemed a new investment for purposes of this last-in, first-out rule).

 Once the 90% cap rule is met, future transfers into the Benefit Fixed Rate Account will not be made (regardless of the performance of the Benefit Fixed Rate Account and the Permitted Sub-accounts) at least until there is a first transfer out of the Benefit Fixed Rate Account. Once this transfer occurs out of the Benefit Fixed Rate Account, future amounts may be transferred to or from the Benefit Fixed Rate Account if dictated by the formula.

 PLEASE BE AWARE THAT AFTER THE INITIAL TRANSFER OUT OF THE BENEFIT FIXED RATE ACCOUNT UPON ELECTION OF THE 90% CAP, THERE IS NO ASSURANCE THAT FUTURE TRANSFERS OUT WILL OCCUR, OR THE AMOUNT OF SUCH FUTURE TRANSFERS, AS A RESULT OF THE ELECTION OF THE 90% CAP. THESE TRANSFERS WILL BE DETERMINED BY THE MATHEMATICAL FORMULA AND DEPEND ON A NUMBER OF FACTORS UNIQUE TO YOUR ANNUITY.

 IMPORTANT CONSIDERATIONS WHEN ELECTING THE NEW FORMULA:
..   At any given time, some, most or none of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Please be aware that because of the way the new 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the Benefit Fixed Rate Account.
..   Because the charge for TrueIncome - Highest Daily is assessed against the average daily net assets of the Sub-accounts, that charge will be assessed against all assets transferred into the Permitted Sub-accounts.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

 TRUEINCOME - HIGHEST DAILY 7
 The income benefit under TrueIncome - Highest Daily 7 currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. TrueIncome - Highest Daily 7 was not available if you elected any other optional living benefit, although you may have elected any optional death benefit other than the Highest Daily Value death benefit. As long as TrueIncome - Highest Daily 7 is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of the permitted investment options, see the Investment options section of this prospectus. We no longer permit new elections of TrueIncome - Highest Daily 7.

 TrueIncome - Highest Daily 7 guarantees until the death of the single designated life the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome - Highest Daily 7, and in Appendix F to this prospectus, we set forth the pre-determined mathematical formula under which we make the asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 As discussed below, a key component of TrueIncome - Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Highest Daily 7.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth

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

 anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
 (2)the Account Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 (a)the Account Value; or
 (b)the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 (3)the sum of:
    (a)200% of the Account Value on the effective date of the benefit;
    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER TRUEINCOME - HIGHEST DAILY 7

 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Under TrueIncome - Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.


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

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that
 (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome - Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Highest Daily 7 does not affect your ability to make withdrawals under your Annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome - Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Highest Daily 7 benefit or any other fees and charges. Assume the following for all three examples:
..   The Issue Date is December 1, 2007
..   TrueIncome - Highest Daily 7 benefit is elected on March 5, 2008
..   The Annuitant was 70 years old when he/she elected TrueIncome - Highest
    Daily 7.

 DOLLAR-FOR-DOLLAR REDUCTIONS
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount-$6,000 less $2,500 = $3,500.

 PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

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

 HERE IS THE CALCULATION:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 HIGHEST QUARTERLY AUTO STEP-UP
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 75 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 HIGHEST QUARTERLY VALUE
                                     (ADJUSTED WITH       ADJUSTED ANNUAL INCOME
                                 WITHDRAWAL AND PURCHASE    AMOUNT (5% OF THE
DATE*              ACCOUNT VALUE       PAYMENTS)**       HIGHEST QUARTERLY VALUE)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.
   . The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 BENEFITS UNDER TRUEINCOME - HIGHEST DAILY 7
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome - Highest Daily 7, and amounts are still payable under TrueIncome - Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, TrueIncome - Highest Daily 7 terminates, and no additional payments are made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

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..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the death of the single designated life.

 We must receive your request in a form acceptable to us at our office.

..   In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the annuitant's 95/th/ birthday will be treated as annuity payments.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under TrueIncome - Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
..   Withdrawals made while TrueIncome - Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Highest Daily 7. TrueIncome - Highest Daily 7 provides a guarantee that if your Account Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.
..   Upon inception of the benefit, and to maintain the benefit 100% of your
    Account Value must have been allocated to the permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". Upon the initial transfer of your Account Value into an AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.accessallstate.com.
..   Transfers to and from the elected Sub-accounts and an AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome
    - Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfer of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.

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..   The fee for TrueIncome - Highest Daily 7 is 0.60% annually of the Protected
    Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.15% of the Protected Withdrawal Value at the end of the quarter.
    We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account. Since this fee is based on the Protected Withdrawal Value the fee for TrueIncome - Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.
..   You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Highest Daily 7 benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Highest Daily 7 benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)


 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT
 We no longer permit new elections of TrueIncome - Highest Daily 7.

 For TrueIncome - Highest Daily 7, there must have been either a single Owner who was the same as the Annuitant, or if the Annuity is entity owned, there must have been a single natural person Annuitant. In either case, the Annuitant must have been at least 55 years old.

 Any change of the Annuitant under the Annuity will result in cancellation of TrueIncome - Highest Daily 7. Similarly, any change of Owner will result in cancellation of TrueIncome - Highest Daily 7, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity.

 If you wish, you may cancel TrueIncome - Highest Daily 7, however you will not be permitted to re-elect the benefit or elect any other living benefit. Upon cancellation of TrueIncome - Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instructions or, in absence of such instructions, pro rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome - Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit.

 RETURN OF PRINCIPAL GUARANTEE
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected TrueIncome - Highest Daily 7; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this provision will be allocated to each of your variable investment options (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Annuity (iii) upon your election to begin receiving annuity payments (although if you have elected to the Annual Income Amount in the form of Annuity payments, we will continue to pay the Annual Income Amount) (iv) upon the death of the Annuitant
 (v) if both the Account Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit (see Elections and Designations under the Benefit).

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 Upon termination of TrueIncome - Highest Daily 7 other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 MATHEMATICAL FORMULA COMPONENT OF TRUEINCOME - HIGHEST DAILY 7

 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected TrueIncome - Highest Daily 7. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Highest Daily 7, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome - Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix F to this prospectus.

 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 If you elect the new formula (90% Cap Feature), see discussion regarding that feature.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome - Highest Daily 7 and existing Annuities that elect TrueIncome - Highest Daily 7, however, we reserve the right, subject to any required regulatory approval, to change the ratios.

 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Highest Daily 7.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.


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 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.

 Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
   . The difference between your Account Value and your Protected Withdrawal Value;
   . The amount of time TrueIncome - Highest Daily 7 has been in effect on your Annuity;
   . The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;
   . Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
   . Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.

 If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.

 Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.


 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

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 As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.

 OPTIONAL 90% CAP RULE FEATURE FOR FORMULA FOR TRUEINCOME - HIGHEST DAILY 7

 THE OPTIONAL 90% CAP FEATURE IS AVAILABLE FOR ELECTION ONLY ON OR AFTER
 JULY 27, 2009 AND ONLY IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL, AND WILL BE OFFERED SUBSEQUENTLY IN OTHER JURISDICTIONS WHEN WE RECEIVE REGULATORY APPROVAL IN THOSE JURISDICTIONS.

 If you currently own an Annuity and have elected TrueIncome - Highest Daily 7, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the mathematical formula currently used in connection with your benefit on a prospective basis. This election may only be made once and may not be revoked once elected. The new mathematical formula is found in Appendix F (page F-3). There is no cost to adding this feature to your Annuity. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.

 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or "90% Cap Rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. HOWEVER, IT IS POSSIBLE THAT, DUE TO THE INVESTMENT PERFORMANCE OF YOUR ALLOCATIONS IN THE AST INVESTMENT GRADE BOND SUB-ACCOUNT AND YOUR ALLOCATIONS IN THE PERMITTED SUB-ACCOUNTS YOU HAVE SELECTED, YOUR ACCOUNT VALUE COULD BE MORE THAN 90% INVESTED IN THE AST INVESTMENT GRADE BOND SUB-ACCOUNT.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond
 Sub-account (at least until there is first a transfer out of the AST
 Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.
..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix F will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST

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 Investment Grade Bond Sub-account will be transferred to your Permitted
 Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. WHILE THERE ARE NO ASSURANCES THAT FUTURE TRANSFERS WILL OCCUR, IT IS POSSIBLE THAT AN ADDITIONAL TRANSFER(S) TO THE PERMITTED SUB-ACCOUNTS COULD OCCUR FOLLOWING THE VALUATION DAY(S), AND IN SOME INSTANCES (BASED ON THE FORMULA) THE ADDITIONAL TRANSFER(S) COULD BE LARGE.

 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 IMPORTANT CONSIDERATION WHEN ELECTING THE NEW FORMULA:
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

 TRUEINCOME - SPOUSAL HIGHEST DAILY 7
 TrueIncome - Spousal Highest Daily 7 is the spousal version of TrueIncome - Highest Daily 7. We no longer permit new elections of TrueIncome - Spousal Highest Daily 7. TrueIncome - Spousal Highest Daily 7 must have been elected based on two Designated Lives, as described below. Each Designated Life must be at least 59 1/2 years old when the benefit was elected. TrueIncome - Spousal Highest Daily 7 was not available if you elect any other optional living benefit or optional death benefit. As long as your TrueIncome - Spousal Highest Daily 7 Benefit is in effect, you must allocate your Account Value in accordance with the then permitted and available investment option(s) with this benefit. For a more detailed description of permitted investment options, see the Investment options section of this prospectus.

 The benefit guarantees that until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Account Value, subject to our benefit rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Annuity, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue TrueIncome - Spousal Highest Daily 7 after the death of the first spouse. You are not required to make withdrawals as part of the benefit - the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer benefit in order to participate in TrueIncome - Spousal Highest Daily 7, and in Appendix F to this prospectus, we set forth the pre-determined mathematical formula under which we make those asset transfers. Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero (unless the benefit has terminated).

 As discussed below, a key component of TrueIncome - Spousal Highest Daily 7 is the Protected Withdrawal Value. Because each of the Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Account Value, it is possible for the Account Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Account Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under TrueIncome - Spousal Highest Daily 7.

 KEY FEATURE - PROTECTED WITHDRAWAL VALUE
 The Protected Withdrawal Value is used to calculate the initial Annual Income Amount. On the effective date of the benefit, the Protected Withdrawal Value is equal to your Account Value. On each Valuation Day thereafter, until the earlier of the tenth anniversary of benefit election (the "Tenth Anniversary Date") or the date of the first withdrawal, the Protected Withdrawal Value is equal to the "Periodic Value" described in the next paragraph.

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

 The "Periodic Value" initially is equal to the Account Value on the effective date of the benefit. On each Valuation Day thereafter, until the earlier of the first withdrawal or the Tenth Anniversary Date, we recalculate the Periodic Value. We stop determining the Periodic Value upon the earlier of your first withdrawal after the effective date of the benefit or the Tenth Anniversary Date. On each Valuation Day (the "Current Valuation Day"), the Periodic Value is equal to the greater of:

 (1)the Periodic Value for the immediately preceding business day (the "Prior Valuation Day") appreciated at the daily equivalent of 7% annually during the calendar day(s) between the Prior Valuation Day and the Current Valuation Day (i.e., one day for successive Valuation Days, but more than one calendar day for Valuation Days that are separated by weekends and/or holidays), plus the amount of any adjusted Purchase Payment made on the Current Valuation Day; and
 (2)the Account Value.

 If you make a withdrawal prior to the Tenth Anniversary Date, the Protected Withdrawal Value on the date of the withdrawal is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the date of the withdrawal.

 If you have not made a withdrawal on or before the Tenth Anniversary Date, your Protected Withdrawal Value subsequent to the Tenth Anniversary Date is equal to the greatest of:

 (1)the Account Value; or
 (2)the Periodic Value on the Tenth Anniversary Date, increased for subsequent adjusted purchase payments; or
 (3)the sum of:

    (a)200% of the Account Value on the effective date of the benefit;
    (b)200% of all adjusted purchase payments made within one year after the effective date of the benefit; and
    (c)all adjusted purchase payments made after one year following the effective date of the benefit up to the date of the first withdrawal.

 On and after the date of your first withdrawal, your Protected Withdrawal Value is increased by the amount of any subsequent purchase payments, is reduced by withdrawals, including your first withdrawal (as described below), and is increased if you qualify for a step-up (as described below). Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Account Value.

 KEY FEATURE - ANNUAL INCOME AMOUNT UNDER TRUEINCOME - SPOUSAL HIGHEST DAILY 7

 The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value at the first withdrawal taken after the benefit becomes active and does not reduce in subsequent Annuity Years, as described below. The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit. The percentages are: 5% for ages 79 and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90 and older. We use the age of the youngest Designated Life even if that Designated Life is no longer a participant under the Annuity due to death or divorce. Under TrueIncome - Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Account Value immediately prior to such withdrawal (see examples of this calculation below). Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal. Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.

 Any Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

 If your Annuity permits additional purchase payments, we may limit any additional purchase payment(s) if we determine that as a result of the timing and amounts of your additional purchase payments and withdrawals, the Annual Income Amount is being increased in an unintended fashion. Among the factors we will use in making a determination as to whether an action is designed to increase the Annual Income Amount in an unintended fashion is the relative size of additional purchase payment(s). Subject to state law, we reserve the right to not accept additional purchase payments if we are not then offering this benefit for new elections. We will exercise such reservation of right for all annuity purchasers in the same class in a nondiscriminatory manner.

 An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Account Value increases subsequent to your first withdrawal. We begin examining the Account Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Issue Date of the Annuity (the "Annuity Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Annuity Anniversary, we identify the Account Value on the Valuation Days corresponding to the end of each quarter that
 (i) is based on your Annuity Year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding Annuity Year. If the end of any such quarter falls on a holiday or a weekend, we use the next Valuation Day. Having identified each of those quarter-end Account Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Annuity Anniversary as of which the step-up would occur. The percentages are 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older. Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and purchase payments, and then select the highest of those values. If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Annuity Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Annuity Anniversary, by performing a similar examination of the Account Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for TrueIncome
 - Spousal Highest Daily 7 has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for TrueIncome - Spousal Highest Daily 7 upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

 TrueIncome - Spousal Highest Daily 7 does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under TrueIncome - Spousal Highest Daily 7, if your cumulative withdrawals in an Annuity Year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent Annuity Years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that Annuity Year.

 If, cumulatively, you withdraw an amount less than the Annual Income Amount in any Annuity Year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent Annuity Years.

 Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for TrueIncome - Spousal Highest Daily 7 or any other fees and charges. Assume the following for all three examples:
..   The Issue Date is December 1, 2007
..   TrueIncome - Spousal Highest Daily 7 is elected on March 5, 2008.
..   The youngest Designated Life was 70 years old when he/she elected
    TrueIncome - Spousal Highest Daily 7.

 DOLLAR-FOR-DOLLAR REDUCTIONS
 On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest Designated Life is younger than 80 at the time of the 1/st/ withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5% of $120,000). Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that Annuity Year (up to and including December 1, 2008) is $3,500. This is the result of a dollar-for-dollar reduction of the Annual Income Amount - $6,000 less $2,500 = $3,500.

 PROPORTIONAL REDUCTIONS
 Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Account Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that Annuity Year to $0. The remaining withdrawal amount - $1,500 - reduces the Annual Income Amount in future Annuity Years on a proportional basis based on the ratio of the excess withdrawal to the Account Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that Annuity Year, each would result in another proportional reduction to the Annual Income Amount).

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

 HERE IS THE CALCULATION:

  Account Value before withdrawal                                $110,000.00
  Less amount of "non" excess withdrawal                         $  3,500.00
  Account Value immediately before excess withdrawal of $1,500   $106,500.00
  Excess withdrawal amount                                       $  1,500.00
  Divided by Account Value immediately before excess withdrawal  $106,500.00
  Ratio                                                                 1.41%
  Annual Income Amount                                           $  6,000.00
  Less ratio of 1.41%                                            $     84.51
  Annual Income Amount for future Annuity Years                  $  5,915.49

 HIGHEST QUARTERLY AUTO STEP-UP
 On each Annuity Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest Designated Life's age on the Annuity Anniversary) of the highest quarterly value since your first withdrawal (or last Annuity Anniversary in subsequent years), adjusted for withdrawals and additional purchase payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional purchase payments (plus any Credits).

 Continuing the same example as above, the Annual Income Amount for this Annuity Year is $6,000. However, the excess withdrawal on August 6 reduces this amount to $5,915.49 for future years (see above). For the next Annuity Year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Account Value adjusted for withdrawals, is higher than $5,915.49. Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 Valuation Days occur after the excess withdrawal on August 6.

                                 HIGHEST QUARTERLY VALUE
                                     (ADJUSTED WITH          ADJUSTED ANNUAL
                                 WITHDRAWAL AND PURCHASE INCOME AMOUNT (5% OF THE
DATE*              ACCOUNT VALUE       PAYMENTS)**       HIGHEST QUARTERLY VALUE)
-----              ------------- ----------------------- ------------------------
June 1, 2008        $118,000.00        $118,000.00              $5,900.00
August 6, 2008      $110,000.00        $112,885.55              $5,644.28
September 1, 2008   $112,000.00        $112,885.55              $5,644.28
December 1, 2008    $119,000.00        $119,000.00              $5,950.00

 * In this example, the Annuity Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
    March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Annuity Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
   . The Account Value of $118,000 on June 1 is first reduced dollar-for-dollar by $3,500 ($3,500 is the remaining Total Annual Income Amount for the Annuity Year), resulting in an adjusted Account Value of $114,500 before the excess withdrawal.
   . This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Account Value immediately preceding the excess withdrawal) resulting in a Highest Quarterly Value of $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Account Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than $5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1. The Account Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual Income Amount is reset to $5,950.00.

 In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next Annuity Year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

 BENEFITS UNDER TRUEINCOME - SPOUSAL HIGHEST DAILY 7
..   To the extent that your Account Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for TrueIncome - Spousal Highest Daily 7, and amounts are still payable under TrueIncome - Spousal Highest Daily 7, we will make an additional payment, if any, for that Annuity Year equal to the remaining Annual Income Amount for the Annuity Year. Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Annuity Years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were

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

    spouses at the time of the first death. To the extent that cumulative withdrawals in the current Annuity Year that reduced your Account Value to zero are more than the Annual Income Amount, TrueIncome - Spousal Highest Daily 7 terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.
..   If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent Annuity Years, you can elect one of the following two options:

       (1)apply your Account Value to any Annuity option available; or
       (2)request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual Income Amount. We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death. If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then Annuity payments will be made as a life annuity for the lifetime of the Designated Life.

 We must receive your request in a form acceptable to us at our office.

 In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. The amount that will be applied to provide such Annuity payments will be the greater of:

       (1)the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single (as applicable) life fixed annuity rates guaranteed in your Annuity; and
       (2)the Account Value.

..   If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
..   Please note that payments that we make under this benefit after the Annuity
    Anniversary coinciding with or next following the older of the owner or Annuitant's 95/th/ birthday, will be treated as annuity payments.

 OTHER IMPORTANT CONSIDERATIONS
..   Withdrawals under TrueIncome - Spousal Highest Daily 7 are subject to all of the terms and conditions of the Annuity, including any CDSC that may apply. Note that if your withdrawal of the Annual Income Amount in a given Annuity Year exceeds the applicable free withdrawal amount under the
    Annuity (but is not considered Excess Income), we will not impose any CDSC on the amount of that withdrawal. However, we may impose a CDSC on the portion of a withdrawal that is deemed Excess Income.
..   Withdrawals made while TrueIncome - Spousal Highest Daily 7 is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. TrueIncome - Spousal Highest Daily 7 does not directly affect the Account Value or surrender value, but any withdrawal will decrease the Account Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Annuity you will receive the current surrender value.
..   You can make withdrawals from your Annuity while your Account Value is greater than zero without purchasing TrueIncome - Spousal Highest Daily 7. TrueIncome - Spousal Highest Daily 7 provides a guarantee that if your Account Value declines due to Sub-account performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
..   You should carefully consider when to begin taking withdrawals. If you begin taking withdrawals early, you may maximize the time during which you may take withdrawals due to longer life expectancy, and you will be using an optional benefit for which you are paying a charge. On the other hand, you could limit the value of the benefit if you begin taking withdrawals too soon. For example, withdrawals reduce your Account Value and may limit the potential for increasing your Protected Withdrawal Value. You should discuss with your Financial Professional when it may be appropriate for you to begin taking withdrawals.
..   Upon inception of the benefit, and to maintain the benefit, 100% of your
    Account Value must have been allocated to the permitted Sub-accounts.
..   You cannot allocate purchase payments or transfer Account Value to or from the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit. A summary description of the AST Investment Grade Bond Portfolio appears within the prospectus section entitled "What Are The Investment Objectives and Policies of The Portfolios?". Upon the initial transfer of your Account Value into an AST Investment Grade Bond Portfolio, we will send a prospectus for that Portfolio to you along with your confirmation. In addition, you can find a copy of the AST Investment Grade Bond Portfolio prospectus by going to www.accessallstate.com.
..   Transfers to and from the elected Sub-accounts and the AST Investment Grade
    Bond Portfolio Sub-account triggered by the mathematical formula component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.
..   You must allocate your Account Value in accordance with the then available investment option(s) that we may prescribe in order to maintain TrueIncome
    - Spousal Highest Daily 7. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, we will not compel you to re-allocate your Account

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

    Value in accordance with our newly adopted requirements. Subject to any change in requirements, transfers of Account Value and allocation of additional purchase payments may be subject to new investment limitations.
..   If you elect this benefit and in connection with that election, you are required to reallocate to permitted investment options, then on the Valuation Day we receive your request in Good Order, we will (i) sell units of the non-permitted investment options and (ii) invest the proceeds of those sales in the permitted investment options that you have designated. During this reallocation process, your Account Value allocated to the Sub-accounts will remain exposed to investment risk, as is the case generally. The newly-elected benefit will commence at the close of business on the following Valuation Day. Thus, the protection afforded by the newly-elected benefit will not arise until the close of business on the following Valuation Day.
..   The fee for TrueIncome - Spousal Highest Daily 7 is 0.75% annually of the
    Protected Withdrawal Value. We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter. Thus, on each such quarter-end (or the next Valuation Day, if the quarter-end is not a Valuation Day), we deduct 0.1875% of the Protected Withdrawal Value at the end of the quarter. We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Sub-account. Since this fee is based on the Protected Withdrawal Value, the fee for TrueIncome - Spousal Highest Daily 7 may be greater than it would have been, had it been based on the Account Value alone. If the fee to be deducted exceeds the current Account Value, we will reduce the Account Value to zero, and continue the benefit as described above.
..   You will begin paying the charge for this benefit as of the effective date of the benefit, even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments.

..   The Basic Death Benefit will terminate if withdrawals taken under the
    TrueIncome - Spousal Highest Daily 7 benefit cause your Account Value to reduce to zero. Certain optional Death Benefits may terminate if withdrawals taken under the TrueIncome - Spousal Highest Daily 7 benefit cause your Account Value to reduce to zero. (See "Death Benefit" for more information.)


 ELECTION OF AND DESIGNATIONS UNDER THE BENEFIT.
 We no longer permit new elections of TrueIncome - Spousal Highest Daily 7. Elections of TrueIncome - Spousal Highest Daily 7 must have been based on two Designated Lives. Designated Lives must be natural persons who are each other's spouses at the time of election of the benefit and at the death of the first of the Designated Lives to die. TrueIncome - Spousal Highest Daily 7 could only be elected where the Owner, Annuitant, and Beneficiary designations are as follows:
..   One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse. The Owner/Annuitant and the beneficiary each must be at least 59 1/2 years old at the time of election; or
..   Co-Annuity Owners, where the Owners are each other's spouses. The beneficiary designation must be the surviving spouse, or the spouses named equally. One of the owners must be the Annuitant. Each Owner must each be at least 59 1/2 years old at the time of election; or
..   One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto) ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent Annuitant. Both the Annuitant and the Contingent Annuitant each must be at least 59 1/2 years old at the time of election.

 We do not permit a change of Owner under this benefit, except as follows:
 (a)if one Owner dies and the surviving spousal Owner assumes the Annuity or
 (b)if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner. We permit changes of beneficiary under this benefit. If the Designated Lives divorce, TrueIncome - Spousal Highest Daily 7 may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Designated Life upon re-marriage.

 If you wish, you may cancel TrueIncome - Spousal Highest Daily 7, however you will not be permitted to re-elect the benefit or elect any other living benefit. Upon cancellation of TrueIncome - Spousal Highest Daily 7, any Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account used with the pre-determined mathematical formula will be reallocated to the Permitted Sub-Accounts according to your most recent allocation instruction or in absence of such instruction, pro-rata according to the value of your Sub-accounts at the time of the reallocation. You should be aware that upon termination of TrueIncome - Spousal Highest Daily 7, you will lose the Protected Withdrawal Value (including the Tenth Anniversary Date Guarantee), Annual Income Amount, and the Return of Principal Guarantee that you had accumulated under the benefit.

 RETURN OF PRINCIPAL GUARANTEE
 If you have not made a withdrawal before the Tenth Anniversary, we will increase your Account Value on that Tenth Anniversary (or the next Valuation Day, if that anniversary is not a Valuation Day), if the requirements set forth in this paragraph are met. On the Tenth Anniversary, we add:

 a) your Account Value on the day that you elected TrueIncome - Spousal Highest Daily 7; and
 b) the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

 If the sum of (a) and (b) is greater than your Account Value on the Tenth Anniversary, we increase your Account Value to equal the sum of (a) and (b), by contributing funds from our general account. If the sum of (a) and (b) is less than or equal to your Account Value on the Tenth Anniversary, we make no such adjustment. The amount that we add to your Account Value under this

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 provision will be allocated to each of your variable investment options
 (including the bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Account Value, immediately before the application of the amount. Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount. This potential addition to Account Value is available only if you have elected TrueIncome - Spousal Highest Daily 7 and if you meet the conditions set forth in this paragraph. Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

 TERMINATION OF THE BENEFIT
 You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above. The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the Annuity (thus, the benefit does not terminate solely because of the death of the first Designated Life) (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (although if you have elected to take annuity payments in the form of the Annual Income Amount, we will continue to pay the Annual Income Amount) (iv) upon your surrender of the Annuity (v) upon your election to begin receiving annuity payments (vi) if both the Account Value and Annual Income Amount equal zero or
 (vii) if you cease to meet our requirements for issuing the benefit (see Election of and Designations under the Benefit).

 Upon termination of TrueIncome - Spousal Highest Daily 7 other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

 MATHEMATICAL FORMULA COMPONENT OF TRUEINCOME - SPOUSAL HIGHEST DAILY 7

 As indicated above, we limit the Sub-accounts to which you may allocate Account Value if you have elected TrueIncome - Spousal Highest Daily 7. For purposes of the benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts". As a requirement of participating in TrueIncome - Spousal Highest Daily 7, we require that you participate in our specialized program, under which we may transfer Account Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust (the "AST Investment Grade Bond Sub-account"). We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below. The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate purchase payments to the AST Investment Grade Bond Sub-account. Under the formula component of TrueIncome - Spousal Highest Daily 7, we monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond
 Sub-account. Any transfer would be made in accordance with a formula, which is set forth in Appendix F to this prospectus.

 Speaking generally, the formula, which we apply each Valuation Day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) income amount. Note that we use 5% in the formula, irrespective of the Annuitant's attained age. Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L". If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

 If you elect the new formula (90% Cap Feature), see discussion regarding that feature.

 As you can glean from the formula, poor investment performance of your Account Value may result in a transfer of a portion of your variable Account Value to the AST Investment Grade Bond Sub-account because such poor investment performance will tend to increase the Target Ratio. Moreover, "flat" investment returns of your Account Value over a period of time also could result in the transfer of your Account Value from the Permitted Sub-accounts to the AST Investment Grade Bond Sub-account. Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and


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 the AST Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect TrueIncome - Spousal Highest Daily 7, the ratios we use will be fixed. For newly-issued Annuities that elect TrueIncome - Spousal Highest Daily 7 and existing Annuities that elect TrueIncome - Spousal Highest Daily 7, however, we reserve the right, subject to any required regulatory approval, to change the ratios.

 While you are not notified when your Annuity reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Account Value either to or from the AST Investment Grade Bond Sub-account. The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under TrueIncome - Spousal Highest Daily 7.

 Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:
   . Not make any transfer between the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account; or
   . If a portion of your Account Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options); or
   . Transfer all or a portion of your Account Value in the Permitted Sub-accounts pro rata to the AST Investment Grade Bond Sub-account.

 Therefore, at any given time, some, none, or all of your Account Value may be allocated to the AST Investment Grade Bond Sub-account. If your entire Account Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, the formula will not transfer amounts out of the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts and the entire Account Value would remain in the AST Investment Grade Bond Sub-account. If you make additional purchase payments to your Annuity, they will be allocated to the Sub-accounts according to your allocation instructions. Such additional purchase payments may or may not cause the formula to transfer money in or out of the AST Investment Grade Bond Sub-account. Once the purchase payments are allocated to your Annuity, they will also be subject to the formula, which may result in immediate transfers to or from the AST Investment Grade Bond Sub-accounts, if dictated by the formula. The amounts of any such transfers will vary, as dictated by the formula, and will depend on the factors listed below.

 Prior to the first withdrawal, the primary driver of transfers to the AST Investment Grade Bond Sub-account is difference between your Account Value and your Protected Withdrawal Value. If none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, then over time the formula permits an increasing difference between the Account Value and the Protected Withdrawal Value before a transfer to the AST Investment Grade Bond Sub-account occurs. Therefore, as time goes on, while none of your Account Value is allocated to the AST Investment Grade Bond Sub-account, the smaller the difference between the Protected Withdrawal Value and the Account Value, the more the Account Value can decrease prior to a transfer to the AST Investment Grade Bond Sub-account.

 Each market cycle is unique, therefore the performance of your Sub-accounts, and its impact on your Account Value, will differ from market cycle to market cycle producing different transfer activity under the formula. The amount and timing of transfers to and from the AST Investment Grade Bond Sub-account pursuant to the formula depend on various factors unique to your Annuity and are not necessarily directly correlated with the securities markets, bond markets, interest rates or any other market or index. Some of the factors that determine the amount and timing of transfers (as applicable to your Annuity), include:
   . The difference between your Account Value and your Protected Withdrawal Value;
   . The amount of time TrueIncome - Spousal Highest Daily 7 has been in effect on your Annuity;
   . The amount allocated to and the performance of the Permitted Sub-accounts and the AST Investment Grade Bond Sub-account;
   . Any additional Purchase Payments you make to your Annuity (while the benefit is in effect); and
   . Any withdrawals you take from your Annuity (while the benefit is in effect).

 Because the amount allocated to the AST Investment Grade Bond Sub-account and the amount allocated to the Permitted Sub-accounts each is a variable in the formula, the investment performance of each affects whether a transfer occurs for your Annuity. The greater the amounts allocated to either the AST Investment Grade Bond Sub-account or to the Permitted Sub-accounts, the greater the impact performance of that Sub-account has on your Account Value and thus the greater the impact on whether (and how much) your Account Value is transferred to or from the AST Investment Grade Bond Sub-account. It is possible, under the formula, that if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has positive performance, the formula might transfer a portion of your Account Value to the Permitted Sub-accounts, even if the performance of your Permitted Sub-accounts is negative. Conversely, if a significant portion of your Account Value is allocated to the AST Investment Grade Bond Sub-account and that Sub-account has negative performance, the formula may transfer additional amounts from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account even if the performance of your Permitted Sub-accounts is positive.


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 If you make additional Purchase Payments to your Annuity, they will be allocated in accordance with your Annuity. Once allocated, they will also be subject to the formula described above and therefore may be transferred to the AST Investment Grade Bond Sub-account, if dictated by the formula.

 Any Account Value in the AST Investment Grade Bond Sub-account will not participate in the positive or negative investment experience of the Permitted Sub-accounts until it is transferred out of the AST Investment Grade Bond Sub-account.


 ADDITIONAL TAX CONSIDERATIONS
 If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA or SEP-IRA, the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Annuity Year that Required Minimum Distributions due from your Annuity are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law. Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "Key Feature - Protected Withdrawal Value".

 As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here.

 OPTIONAL 90% CAP RULE FEATURE FOR THE FORMULA FOR TRUEINCOME - SPOUSAL HIGHEST DAILY 7

 THE OPTIONAL 90% CAP FEATURE IS AVAILABLE FOR ELECTION ONLY ON OR AFTER
 JULY 27, 2009 AND ONLY IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL, AND WILL BE OFFERED SUBSEQUENTLY IN OTHER JURISDICTIONS WHEN WE RECEIVE REGULATORY APPROVAL IN THOSE JURISDICTIONS.

 If you currently own an Annuity and have elected TrueIncome - Spousal Highest Daily 7, you can elect this feature which utilizes a new mathematical formula. The new formula is described below and will replace the "Transfer Calculation" portion of the formula currently used in connection with your benefit on a prospective basis. There is no cost for adding this feature to your Annuity. This election may only be made once and may not be revoked once elected. The new formula is found in Appendix F of this prospectus (page F-3). There is no cost to adding this feature to your Annuity. Only the election of the 90% Cap will prevent all of your Account Value from being allocated to the AST Investment Grade Bond Portfolio Sub-account. If all of your Account Value is currently allocated to the AST Investment Grade Bond Portfolio Sub-account, it will not transfer back to the Permitted Sub-accounts unless you elect the 90% Cap feature. If you make additional Purchase Payments, they may or may not result in a transfer to or from the AST Investment Grade Bond Portfolio Sub-account.

 Under the new formula, the formula will not execute a transfer to the AST Investment Grade Bond Sub-account that results in more than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account ("90% cap" or 90% cap rule"). Thus, on any Valuation Day, if the formula would require a transfer to the AST Investment Grade Bond Sub-account that would result in more than 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account, only the amount that results in exactly 90% of the Account Value being allocated to the AST Investment Grade Bond Sub-account will be transferred. Additionally, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap). At no time will the formula make a transfer to the AST Investment Grade Bond Sub-account that results in greater than 90% of your Account Value being allocated to the AST Investment Grade Bond Sub-account. HOWEVER, IT IS POSSIBLE THAT, DUE TO THE INVESTMENT PERFORMANCE OF YOUR ALLOCATIONS IN THE AST INVESTMENT GRADE BOND SUB-ACCOUNT AND YOUR ALLOCATIONS IN THE PERMITTED SUB-ACCOUNTS YOU HAVE SELECTED, YOUR ACCOUNT VALUE COULD BE MORE THAN 90% INVESTED IN THE AST INVESTMENT GRADE BOND SUB-ACCOUNT.

 If you make additional purchase payments to your Annuity while the 90% cap is in effect, the formula will not transfer any of such additional purchase payments to the AST Investment Grade Bond Sub-account at least until there is first a transfer out of the AST Investment Grade Bond Sub-account, regardless of how much of your Account Value is in the Permitted Sub-accounts. This means that there could be scenarios under which, because of the additional purchase payments you make, less than 90% of your entire Account Value is allocated to the AST Investment Grade Bond Sub-account, and the formula will still not transfer any of your Account Value to the AST Investment Grade Bond Sub-account (at least until there is first a transfer out of the AST Investment Grade Bond Sub-account). For example,
..   March 19, 2009 - a transfer is made that results in the 90% cap being met and now $90,000 is allocated to the AST Investment Grade Bond Sub-account and $10,000 is allocated to the Permitted Sub-accounts.

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..   March 20, 2009 - you make an additional purchase payment of $10,000. No transfers have been made from the AST Investment Grade Bond Sub-account to the Permitted Sub-accounts since the cap went into effect on March 19, 2009.
..   As of March 20, 2009 (and at least until first a transfer is made out of the AST Investment Grade Bond Sub-account under the formula) - the $10,000 payment is allocated to the Permitted Sub-accounts and now you have 82% in the AST Investment Grade Bond Sub-account and 18% in the Permitted Sub-accounts (such that $20,000 is allocated to the Permitted Sub-accounts and $90,000 is allocated to the AST Investment Grade Bond Sub-account).
..   Once there is a transfer out of the AST Investment Grade Bond Sub-account
    (of any amount), the formula will operate as described above, meaning that the formula could transfer amounts to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 Under the operation of the formula, the 90% cap may come into existence and may be removed multiple times while you participate in the benefit. We will continue to monitor your Account Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account as dictated by the formula. Once you elect this feature, the new transfer formula described above and set forth in Appendix F will be the formula for your Annuity.

 In the event that more than ninety percent (90%) of your Account Value is allocated to the AST Investment Grade Bond Sub-account and you have elected this feature, up to ten percent (10%) of your Account Value currently allocated to the AST Investment Grade Bond Sub-account will be transferred to your Permitted Sub-accounts, such that after the transfer, 90% of your Account Value on the date of the transfer is in the AST Investment Grade Bond Sub-account. The transfer to the Permitted Sub-accounts will be based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options). It is possible that additional transfers might occur after this initial transfer if dictated by the formula. The amounts of such additional transfer(s) will vary. If on the date this feature is elected 100% of your Account Value is allocated to the AST Investment Grade Bond Sub-account, a transfer of an amount equal to 10% of your Account Value will be made to your Permitted Sub-accounts. WHILE THERE ARE NO ASSURANCES THAT FUTURE TRANSFERS WILL OCCUR, IT IS POSSIBLE THAT AN ADDITIONAL TRANSFER(S) TO THE PERMITTED SUB-ACCOUNTS COULD OCCUR FOLLOWING THE VALUATION DAY(S), AND IN SOME INSTANCES (BASED ON THE FORMULA) THE ADDITIONAL TRANSFER(S) COULD BE LARGE.

 Once the 90% cap rule is met, future transfers into the AST Investment Grade Bond Sub-account will not be made (regardless of the performance of the AST Investment Grade Bond Sub-account and the Permitted Sub-accounts) at least until there is first a transfer out of the AST Investment Grade Bond Sub-account. Once this transfer occurs out of the AST Investment Grade Bond Sub-account, future amounts may be transferred to or from the AST Investment Grade Bond Sub-account if dictated by the formula (subject to the 90% cap).

 IMPORTANT CONSIDERATION WHEN ELECTING THE NEW FORMULA:
..   At any given time, some, most or none of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   Please be aware that because of the way the 90% cap formula operates, it is possible that more than or less than 90% of your Account Value may be allocated to the AST Investment Grade Bond Sub-account.
..   If this feature is elected, any Account Value transferred to the Permitted
    Sub-accounts is subject to the investment performance of those Sub-accounts. Your Account Value can go up or down depending on the performance of the Permitted Sub-accounts you select.

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                                 DEATH BENEFIT

 WHAT TRIGGERS THE PAYMENT OF A DEATH BENEFIT?
 Each Annuity provides a Death Benefit during its accumulation period. If an Annuity is owned by one or more natural persons, the Death Benefit is payable upon the first death of an Owner. If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death. The person upon whose death the Death Benefit is paid is referred to below as the "decedent."

 BASIC DEATH BENEFIT

 Each Annuity provides a basic Death Benefit at no additional charge. The Insurance Charge we deduct daily from your Account Value allocated to the Sub-accounts is used, in part, to pay us for the risk we assume in providing the basic Death Benefit guarantee under an Annuity. Each Annuity also offers two different optional Death Benefits that can be purchased for an additional charge. The additional charge is deducted to compensate Allstate Life for providing increased insurance protection under the optional Death Benefits. NOTWITHSTANDING THE ADDITIONAL PROTECTION PROVIDED UNDER THE OPTIONAL DEATH BENEFITS, THE ADDITIONAL COST HAS THE IMPACT OF REDUCING THE NET PERFORMANCE OF THE INVESTMENT OPTIONS. IN ADDITION, WITH RESPECT TO THE X SERIES, UNDER CERTAIN CIRCUMSTANCES, YOUR DEATH BENEFIT MAY BE REDUCED BY THE AMOUNT OF ANY PURCHASE CREDITS WE APPLIED TO YOUR PURCHASE PAYMENTS. (SEE "HOW ARE PURCHASE CREDITS APPLIED TO MY ACCOUNT VALUE".) Also, no basic Death Benefit will be paid if your Annuity terminates because your Account Value reaches zero (which can happen if, for example, you are taking withdrawals under an optional living benefit).


 The basic Death Benefit is equal to the greater of:
..   The sum of all Purchase Payments (and, for the X series, the amount of any
    Purchase Credits received more than 12 months prior to death) less the sum of all proportional withdrawals.
..   The sum of your Account Value in the Sub-accounts and the Fixed Rate
    Options (less the amount of any Purchase Credits applied within 12-months prior to the date of death, in the case of the X Series).

 "PROPORTIONAL WITHDRAWALS" are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. For example, a withdrawal of 50% of Account Value would be considered as a 50% reduction in Purchase Payments for purposes of calculating the basic Death Benefit.

 OPTIONAL DEATH BENEFITS
 One optional Death Benefit is offered for purchase with your Annuity to provide an enhanced level of protection for your beneficiaries. We reserve the right to cease offering any optional death benefit. Key terms that we use to describe the optional death benefit are set forth within the description of the optional death benefit.

 CURRENTLY, THESE BENEFITS ARE ONLY OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL AND MUST BE ELECTED AT THE TIME THAT YOU PURCHASE YOUR ANNUITY. HOWEVER, WITH RESPECT TO THE L SERIES, IF NOT PREVIOUSLY ELECTED, THE COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT MAY BE ELECTED ON THE FIFTH ANNUITY ANNIVERSARY AND EACH ANNUITY ANNIVERSARY THEREAFTER, BUT NOT LATER THAN THE TENTH ANNUITY ANNIVERSARY. WE MAY, AT A LATER DATE, ALLOW EXISTING ANNUITY OWNERS TO PURCHASE AN OPTIONAL DEATH BENEFIT SUBJECT TO OUR RULES AND ANY CHANGES OR RESTRICTIONS IN THE BENEFITS. THE "COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE" DEATH BENEFIT MAY ONLY BE ELECTED INDIVIDUALLY, AND CANNOT BE ELECTED IN COMBINATION WITH ANY OTHER OPTIONAL DEATH BENEFIT. IF YOU ELECT TRUEINCOME - SPOUSAL OR TRUEINCOME
 - SPOUSAL HIGHEST DAILY 7, YOU ARE NOT PERMITTED TO ELECT AN OPTIONAL DEATH BENEFIT. WITH RESPECT TO THE X SERIES, UNDER CERTAIN CIRCUMSTANCES, EACH OPTIONAL DEATH BENEFIT THAT YOU ELECT MAY BE REDUCED BY THE AMOUNT OF PURCHASE CREDITS APPLIED TO YOUR PURCHASE PAYMENTS.

 INVESTMENT RESTRICTIONS MAY APPLY IF YOU ELECT CERTAIN OPTIONAL DEATH BENEFITS. SEE THE CHART IN THE "INVESTMENT OPTIONS" SECTION OF THE PROSPECTUS FOR A LIST OF INVESTMENT OPTIONS AVAILABLE AND PERMITTED WITH EACH BENEFIT.

 COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE ("HAV") DEATH BENEFIT

 If an Annuity has one Owner, the Owner must be age 79 or less at the time the Combination 5% Roll-up and HAV Optional Death Benefit is purchased. If an Annuity has joint Owners, the oldest Owner must be age 79 or less. If the Annuity is owned by an entity, the Annuitant must be age 79 or less.


 Certain of the Portfolios offered as Sub-accounts under an Annuity may not be available if you elect the Combination 5% Roll-up and HAV Death Benefit. If you elect this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) shown on page 17. In addition, we reserve the right to require you to use certain asset allocation model(s). If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.


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 CALCULATION OF THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH
 BENEFIT
 The Combination 5% Roll-up and HAV Death Benefit equals the greatest of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value Death Benefit described below, and
       3. 5% Roll-up described below. The calculation of the 5% Roll-up depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date the 5% Roll up is equal to:

       . all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law) increasing at an annual effective interest rate of 5% starting on the date that each Purchase Payment is made and ending on the Owner's date of death;

    MINUS

       . the sum of all withdrawals, dollar for dollar up to 5% of the Death Benefit's value as of the prior Annuity Anniversary (or Issue Date if the withdrawal is in the first contract year). Any withdrawals in excess of the 5% dollar for dollar limit are proportional.

       If the Owner dies on or after the Death Benefit Target Date the 5% Roll-up is equal to:

       . the 5% Roll-up value as of the Death Benefit Target Date increased by total Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law) made after the Death Benefit Target Date;

    MINUS

       . the sum of all withdrawals which reduce the 5% Roll-up proportionally.

 In the case of the X Series, as indicated, the amounts calculated in Items 1, 2 and 3 above (before, on or after the Death Benefit Target Date) may be reduced by any Purchase Credits under certain circumstances if allowed under applicable State law. Please refer to the definitions of Death Benefit Target Date below. This Death Benefit may not be an appropriate feature where the Owner's age is near the age specified in the Death Benefit Target Date. This is because the benefit may not have the same potential for growth as it otherwise would, since there will be fewer Annuity anniversaries before the Death Benefit Target Date is reached.

 CALCULATION OF HIGHEST ANNIVERSARY VALUE DEATH BENEFIT The HAV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the Highest Anniversary Value on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X series) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       THE AMOUNT DETERMINED BY THIS CALCULATION IS INCREASED BY ANY PURCHASE PAYMENTS RECEIVED AFTER THE OWNER'S DATE OF DEATH AND DECREASED BY ANY PROPORTIONAL WITHDRAWALS SINCE SUCH DATE.

       THE "COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE" DEATH BENEFIT DESCRIBED ABOVE IS CURRENTLY BEING OFFERED IN THOSE JURISDICTIONS WHERE WE HAVE RECEIVED REGULATORY APPROVAL. THE "COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE" DEATH BENEFIT IS NOT AVAILABLE IF YOU ELECT ANY OTHER OPTIONAL DEATH BENEFIT OR ELECT TRUEINCOME - SPOUSAL OR TRUEINCOME - SPOUSAL HIGHEST DAILY 7.

 See Appendix C for examples of how the Combination 5% Roll-up and Highest Anniversary Value Death Benefit is calculated.

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 Key Terms Used with the Combination 5% Roll-up and Highest Anniversary Value
 Death Benefit:
..   The Death Benefit Target Date for the Combination 5% Roll-up and HAV Death
    Benefit is the later of the Annuity Anniversary on or after the 80/th/ birthday of either the current Owner, the older of the joint Owners, or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.
..   The Highest Anniversary Value equals the highest of all previous
    "Anniversary Values" less proportional withdrawals since such anniversary and plus any Purchase Payments (and associated Purchase Credits received more than 12 months prior to death for the X series or as otherwise provided for under applicable State law) since such anniversary.
..   The Anniversary Value is the Account Value as of each anniversary of the
    Issue Date of an Annuity. The Anniversary Value on the Issue Date is equal to your Purchase Payment (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to date of death in the case of the X Series or as otherwise provided for under applicable State law).
..   Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Anniversary Value or 5% Roll-up value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Anniversary Value or 5% Roll-up value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Anniversary Value ($125,000) by 10% or $12,500.

 HIGHEST DAILY VALUE DEATH BENEFIT ("HDV")
 The Highest Daily Value Death Benefit is no longer available for new elections. If an Annuity has one Owner, the Owner must have been age 79 or less at the time the Highest Daily Value Death Benefit was elected. If an Annuity has joint Owners, the older Owner must have been age 79 or less. If there are joint Owners, death of the Owner refers to the first to die of the joint Owners. If an Annuity is owned by an entity, the Annuitant must have been age 79 or less at the time of election and death of the Owner refers to the death of the Annuitant.

 If you elected this benefit, you must allocate your Account Value in accordance with the then permitted and available option(s) with this benefit. If, subsequent to your election of the benefit, we change our requirements for how Account Value must be allocated under the benefit, that new requirement will apply only to new elections of the benefit, and will not compel you to re-allocate your Account Value in accordance with our newly-adopted requirements. All subsequent transfers and purchase payments will be subject to the new investment limitations.

 The HDV Death Benefit depends on whether death occurs before or after the Death Benefit Target Date.

       If the Owner dies before the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and
       2. the HDV as of the Owner's date of death.

       If the Owner dies on or after the Death Benefit Target Date, the Death Benefit equals the greater of:

       1. the basic Death Benefit described above; and 2. the HDV on the Death Benefit Target Date plus the sum of all Purchase Payments (including any Purchase Credits applied to such Purchase Payments more than twelve (12) months prior to the date of death in the case of the X Series or as otherwise provided for under applicable State law) less the sum of all proportional withdrawals since the Death Benefit Target Date.

       THE AMOUNT DETERMINED BY THIS CALCULATION IS INCREASED BY ANY PURCHASE PAYMENTS RECEIVED AFTER THE OWNER'S DATE OF DEATH AND DECREASED BY ANY PROPORTIONAL WITHDRAWALS SINCE SUCH DATE.

       THE HIGHEST DAILY VALUE DEATH BENEFIT DESCRIBED ABOVE WAS OFFERED IN THOSE JURISDICTIONS WHERE WE RECEIVED REGULATORY APPROVAL. THE HIGHEST DAILY VALUE DEATH BENEFIT WAS NOT AVAILABLE IF YOU ELECTED TRUEACCUMULATION - HIGHEST DAILY, TRUEINCOME - HIGHEST DAILY, TRUEINCOME
       - SPOUSAL, TRUEINCOME - HIGHEST DAILY 7, TRUEINCOME - SPOUSAL HIGHEST DAILY 7, OR THE COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT.

 See Appendix C for examples of how the Highest Daily Value Death Benefit is calculated.

 KEY TERMS USED WITH THE HIGHEST DAILY VALUE DEATH BENEFIT:
..   The Death Benefit Target Date for the Highest Daily Value Death Benefit is
    the later of an Annuity anniversary on or after the 80/th/ birthday of the current Owner, or the older of either joint Owner, or the Annuitant, if entity owned, or five years after the Issue Date of an Annuity.
..   The Highest Daily Value equals the highest of all previous "Daily Values"
    less proportional withdrawals since such date and plus any Purchase Payments (plus associated Purchase Credits applied more than twelve
    (12) months prior to the date of death in the case of the X Series or as otherwise provided for under applicable State law) since such date.

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..   The Daily Value is the Account Value as of the end of each Valuation Day.
    The Daily Value on the Issue Date is equal to your Purchase Payment (plus associated Purchase Credits applied more than twelve (12) months prior to the date of death in the case of the X Series).
..   Proportional Withdrawals are determined by calculating the percentage of your Account Value that each prior withdrawal represented when withdrawn. Proportional withdrawals result in a reduction to the Highest Daily Value by reducing such value in the same proportion as the Account Value was reduced by the withdrawal as of the date the withdrawal occurred. For example, if your Highest Daily Value is $125,000 and you subsequently withdraw $10,000 at a time when your Account Value is equal to $100,000 (a 10% reduction), when calculating the optional Death Benefit we will reduce your Highest Daily Value ($125,000) by 10% or $12,500.

 Please see Appendix C to this prospectus for a hypothetical example of how the HDV Death Benefit is calculated.

 ANNUITIES WITH JOINT OWNERS
 For Annuities with joint Owners, the Death Benefits are calculated as shown above except that the age of the older of the joint Owners is used to determine the Death Benefit Target Date. NOTE: If you and your spouse own your Annuity jointly, we will pay the Death Benefit to the Beneficiary. If the sole primary Beneficiary is the surviving spouse, then the surviving spouse can elect to assume ownership of your Annuity and continue the Annuity instead of receiving the Death Benefit.

 ANNUITIES OWNED BY ENTITIES
 For Annuities owned by an entity, the Death Benefits are calculated as shown above except that the age of the Annuitant is used to determine the Death Benefit Target Date. Payment of the Death Benefit is based on the death of the Annuitant.

 CAN I TERMINATE THE OPTIONAL DEATH BENEFITS? DO THE OPTIONAL DEATH BENEFITS TERMINATE UNDER OTHER CIRCUMSTANCES?

 For the B Series and the X Series, the Combination 5% Roll-up and HAV Death Benefit and the HDV Death Benefit may not be terminated once elected. With respect to the L Series only, (i) if the HDV Death Benefit or Combination 5% Roll-up and HAV Death Benefit is elected on the Issue Date, then you may elect to terminate either benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but if you do terminate you will revert to the base death benefit, and you may not thereafter re-elect either optional benefit and (ii) if you did not elect any optional death benefit on the Issue Date, then you may elect the Combination 5% Roll-up and HAV Death Benefit on the fifth Annuity anniversary and each Annuity anniversary thereafter (but not later than the tenth Annuity anniversary), but you may not thereafter terminate that election. If your Annuity Anniversary, at the time of election of the Combination 5% Roll-Up and HAV Death Benefit rider, falls on a non-business day, your rider will be added to your Contract on the next Valuation Day. If this occurs, we will compare your "Periodic Value" to your "Account Value" (each as defined in the rider) on that Valuation Day. The optional Death Benefits will terminate automatically on the Annuity Date. Also, if you elected the Combination 5% Roll-up and HAV Death Benefit, and, in addition, are taking withdrawals under a lifetime guaranteed minimum withdrawal benefit, this optional Death Benefit will terminate if such withdrawals cause your Account Value to reduce to zero. We may also terminate any optional Death Benefit if necessary to comply with our interpretation of the Code and applicable regulations.


 WHAT ARE THE CHARGES FOR THE OPTIONAL DEATH BENEFITS?
 We deduct a charge equal to 0.50% per year of the average daily net assets of the Sub-accounts for the HDV Death Benefit. We deduct a charge of 0.80% for the Combination 5% Roll-Up and HAV Death Benefit issued on or after May 1, 2009, and a charge of 0.50% before May 1, 2009. We deduct the charge for each of these benefits to compensate Allstate Life for providing increased insurance protection under the optional Death Benefits. The additional annual charge is deducted daily against your Account Value allocated to the Sub-accounts.

 Please refer to the section entitled "Tax Considerations" for additional considerations in relation to the optional Death Benefit.

 PAYMENT OF DEATH BENEFITS

 ALTERNATIVE DEATH BENEFIT PAYMENT OPTIONS - ANNUITIES OWNED BY INDIVIDUALS (NOT ASSOCIATED WITH TAX-FAVORED PLANS)
 Except in the case of a spousal assumption as described below, upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the Annuity.

 If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

 In the event of your death before the Annuity Date, the Death Benefit must be distributed:

   .   within five (5) years of the date of death (the "5 Year Deadline"); or
   . as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline.


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 Unless you have made an election prior to Death Benefit proceeds becoming due, a Beneficiary can elect to receive the Death Benefit proceeds under the Beneficiary Continuation Option as described below in the section entitled "Beneficiary Continuation Option," as a series of required distributions. Upon our receipt of proof of death, we will send to the beneficiary materials that list these payment options.

 ALTERNATIVE DEATH BENEFIT PAYMENT OPTIONS - ANNUITIES HELD BY TAX-FAVORED PLANS The Code provides for alternative death benefit payment options when an Annuity is used as an IRA or other "qualified investment" that requires
 Minimum Distributions. Upon the Owner's death under an IRA or other "qualified investment", a Beneficiary may generally elect to continue the Annuity and receive required minimum distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether the Owner died on or before the date he or she was required to begin receiving required minimum distributions under the Code and whether the Beneficiary is the surviving spouse.


   . If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life expectancy of the designated beneficiary (provided such payments begin by December 31/st/ of the year following the year of death). If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse as sole primary beneficiary, the contract may be continued with your spouse as the owner. Note that Worker, Retiree and Employer Recovery Act of 2008 suspended Required Minimum Distributions for 2009. If your beneficiary elects to receive full distribution by December 31/st/ of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31/st/ of the year including the six year anniversary date of death.
   . If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. If the Beneficiary does not begin installments by such time, then we require that the Beneficiary take the Death Benefit as a lump sum within the 5 Year Deadline. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. For this distribution requirement also, 2009 shall not be included in the five year requirement period.

   . If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in an IRA or other "qualified investment" continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Minimum Distribution rules, are generally subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date Minimum Distributions must begin under the Code.

 The tax consequences to the beneficiary may vary among the different death benefit payment options. See the Tax Considerations section of this prospectus, and consult your tax advisor.

 BENEFICIARY CONTINUATION OPTION
 Instead of receiving the death benefit in a single payment, or under an Annuity Option, a beneficiary may take the death benefit under an alternative death benefit payment option, as provided by the Code and described above under the sections entitled "Payment of Death Benefit to Beneficiary" and "Alternative Death Benefit Payment Options - Annuities Held by Tax-Favored Plans." This "Beneficiary Continuation Option" is described below and is only available for an IRA, Roth IRA, SEP IRA, or a non-qualified Annuity.

 UNDER THE BENEFICIARY CONTINUATION OPTION:
..   The beneficiary must apply at least $15,000. Thus the death benefit must be at least $15,000.
..   The Owner's Annuity contract will be continued in the Owner's name, for the benefit of the beneficiary.

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

..   The beneficiary will incur a Settlement Service Charge which is an annual charge assessed on a daily basis against the average assets allocated to the Sub-accounts. For non-qualified and qualified Annuities, the charge is 1.00% per year.
..   The beneficiary will incur an annual maintenance fee equal to the lesser of
    $30 or 2% of Account Value if the Account Value is less than $25,000 at the time the fee is assessed. The fee will not apply if it is assessed 30 days prior to a surrender request.
..   The initial Account Value will be equal to any death benefit (including any optional death benefit) that would have been payable to the beneficiary if they had taken a lump sum distribution.
..   The available Sub-accounts will be among those available to the Owner at the time of death; however certain Sub-Accounts may not be available.
..   The beneficiary may request transfers among Sub-accounts, subject to the same limitations and restrictions that applied to the Owner. Transfers in excess of 20 per year will incur a $10 transfer fee.
..   No Fixed Allocations or fixed interest rate options will be offered.
..   No additional Purchase Payments can be applied to the Annuity.
..   The basic death benefit and any optional benefits elected by the Owner will no longer apply to the beneficiary.
..   The beneficiary can request a withdrawal of all or a portion of the Account
    Value at any time without application of any applicable CDSC.
..   Upon the death of the beneficiary, any remaining Account Value will be paid in a lump sum to the person(s) named by the beneficiary, unless the beneficiary named a successor who may continue receiving payments.
..   If the Beneficiary elects to receive the death benefit proceeds under the
    Beneficiary Continuation Option, we must receive the election in Good Order at least 14 days prior to the first required distribution. If, for any reason, the election impedes our ability to complete the first distribution by the required date, we will be unable to accept the election.

 Currently all Investment Options corresponding to Portfolios of the Advanced Series Trust are available under the Beneficiary Continuation Option.

 Your Beneficiary will be provided with a prospectus and settlement option that will describe this option at the time he or she elects this option. We may pay compensation to the broker-dealer of record on the Annuity based on amounts held in Beneficiary Continuation Option. Please contact us for additional information on the availability, restrictions and limitations that will apply to a beneficiary under the Beneficiary Continuation Option.

 SPOUSAL BENEFICIARY - ASSUMPTION OF ANNUITY
 You may name your spouse as your Beneficiary. If you and your spouse own your Annuity jointly, we assume that the sole primary Beneficiary will be the surviving spouse unless you elect an alternative Beneficiary designation. Unless you elect an alternative Beneficiary designation, the spouse Beneficiary may elect to assume ownership of the Annuity instead of taking the Death Benefit payment. Any Death Benefit (including any optional Death Benefits) that would have been payable to the Beneficiary will become the new Account Value as of the date we receive due proof of death and any required proof of a spousal relationship. As of the date the assumption is effective, the surviving spouse will have all the rights and benefits that would be available under the Annuity to a new purchaser of the same attained age. For purposes of determining any future Death Benefit for the surviving spouse, the new Account Value will be considered as the initial Purchase Payment. No CDSC will apply to the new Account Value. However, any additional Purchase Payments applied after the date the assumption is effective will be subject to all provisions of the Annuity, including any CDSC that may apply to the additional Purchase Payments.


 A surviving spouse's ability to continue ownership of the Annuity may be impacted by the Defense of Marriage Act (see paragraph two under the "Tax Considerations" chapter). Please consult your tax or legal adviser for more information about such impact in your state.


 EXCEPTIONS TO AMOUNT OF DEATH BENEFIT
 There are certain exceptions to the amount of the Death Benefit:

 Death Benefit Suspension Period. You should be aware that there is a Death Benefit suspension period (unless prohibited by applicable law). If the decedent was not the Owner or Annuitant as of the Issue Date, (or within 60 days thereafter) and did not become the Owner or Annuitant due to the prior Owner's or Annuitant's death, any Death Benefit (including any optional Death Benefit) that applies will be suspended for a two-year period as to that person from the date he or she first became Owner or Annuitant. While the two year suspension is in effect, the Death Benefit amount will equal the Account Value, less (if allowed by applicable state law) any Purchase Credits (for the X Series) granted during the period beginning 12 months prior to decedent's date of death and ending on the date we receive Due Proof of death. Thus, if you had elected an Optional Death Benefit, and the suspension were in effect, you would be paying the fee for the Optional Death Benefit even though during the suspension period your Death Benefit would have been limited to the Account Value. After the two year suspension period is completed, the Death Benefit is the same as if the suspension period had not been in force. See the section of the prospectus above generally with regard to changes of Owner and Annuitant that are allowable.

 With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.

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 WHEN DO YOU DETERMINE THE DEATH BENEFIT?
 We determine the amount of the Death Benefit as of the date we receive "due proof of death", any instructions we require to determine the method of payment and any other written representations we require to determine the proper payment of the Death Benefit. "Due proof of death" may include a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death or other satisfactory proof of death. Upon our receipt of "due proof of death" we automatically transfer the Death Benefit to the AST Money Market Sub-account until we further determine the universe of eligible Beneficiaries. Once the universe of eligible Beneficiaries has been determined each eligible Beneficiary may allocate his or her eligible share of the Death Benefit to an eligible annuity payment option. Each Beneficiary must make an election as to the method they wish to receive their portion of the Death Benefit. Absent an election of a Death Benefit payment method, no Death Benefit can be paid to the Beneficiary. We may require written acknowledgment of all named Beneficiaries before we can pay the Death Benefit. DURING THE PERIOD FROM THE DATE OF DEATH UNTIL WE RECEIVE ALL REQUIRED PAPER WORK, THE AMOUNT OF THE DEATH BENEFIT MAY BE SUBJECT TO MARKET FLUCTUATIONS.

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                            VALUING YOUR INVESTMENT

 HOW IS MY ACCOUNT VALUE DETERMINED?
 During the accumulation period, your Annuity has an Account Value. The Account Value is determined separately for each Sub-account allocation and for each Fixed Rate Option. The Account Value is the sum of the values of each Sub-account allocation and the value of each Fixed Rate Option. For Annuities with a TrueIncome - Highest Daily election, Account Value also includes the value of any allocation to the Benefit Fixed Rate Account. See the "Living Benefits - TrueIncome - Highest Daily" section for a description of the Benefit Fixed Rate Account. The Account Value does not reflect any CDSC that may apply to a withdrawal or surrender. With respect to the X Series, the Account Value includes any Purchase Credits we applied to your Purchase Payments which we are entitled to recover under certain circumstances.

 WHAT IS THE SURRENDER VALUE OF MY ANNUITY?
 The Surrender Value of your Annuity is the value available to you on any day during the accumulation period. The Surrender Value is defined under "Glossary of Terms" above.

 HOW AND WHEN DO YOU VALUE THE SUB-ACCOUNTS?
 When you allocate Account Value to a Sub-account, you are purchasing units of the Sub-account. Each Sub-account invests exclusively in shares of a Portfolio. The value of the Units fluctuates with the market fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for the Insurance Charge, and if you elected one or more optional benefits whose annual charge is deducted daily, the additional charge made for such benefits. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge and the charges for any optional benefits. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity. See the section entitled "What Happens to My Units When There is a Change in Daily Asset-Based Charges?" for a detailed discussion of how Units are purchased and redeemed to reflect changes in the daily charges that apply to your Annuity.

 Each Valuation Day, we determine the price for a Unit of each Sub-account, called the "Unit Price." The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day.

 EXAMPLE
 Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79. To transfer $3,000, we sell 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.

 WHEN DO YOU PROCESS AND VALUE TRANSACTIONS?
 Allstate Life is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. EST). Financial transactions requested before the close of the NYSE which meet our requirements will be processed according to the value next determined following the close of business. Financial transactions requested on a non-Valuation Day or after the close of the NYSE will be processed based on the value next computed on the next Valuation Day. There may be circumstances when the opening or closing time of the NYSE is different than other major stock exchanges, such as NASDAQ or the American Stock Exchange. Under such circumstances, the closing time of the NYSE will be used when valuing and processing transactions.

 There may be circumstances where the NYSE is open, but, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

 The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

 Allstate Life will also not process financial transactions involving purchase or redemption orders or transfers on any day that:
..   trading on the NYSE is restricted;
..   an emergency as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or
..   the SEC, by order, permits the suspension or postponement for the protection of security holders.

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 If, pursuant to SEC rules, the AST Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the AST Money Market Sub-account until the Portfolio is liquidated.

 INITIAL PURCHASE PAYMENTS: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive all of our requirements at our office to issue an Annuity. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment (and any associated Purchase Credit with respect to the X Series) and issue an Annuity within two (2) Valuation Days. With respect to both your initial Purchase Payment and any subsequent Purchase Payment that is pending investment in our separate account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with interest on amounts held in that suspense account.

 ADDITIONAL PURCHASE PAYMENTS: We will apply any additional Purchase Payments (and any associated Purchase Credit with respect to the X Series) on the Valuation Day that we receive the Purchase Payment at our office with satisfactory allocation instructions.

 SCHEDULED TRANSACTIONS: Scheduled transactions include transfers under dollar cost averaging, the asset allocation program, auto-rebalancing, systematic withdrawals, systematic investments, required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, and annuity payments. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to required minimum distributions, substantially equal periodic payments under section 72(q) or 72(t) of the Code, and annuity payments only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day.

 UNSCHEDULED TRANSACTIONS: "Unscheduled" transactions include any other non-scheduled transfers and requests for Partial Withdrawals or Free Withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner's signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and
 (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the Financial Professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in good order, and will process the transaction in accordance with the discussion in "When Do You Process And Value Transactions?"

 MEDICALLY-RELATED SURRENDERS & DEATH BENEFITS: Medically-related surrender requests and Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Office all supporting documentation we require for such transactions and that are satisfactory to us.

 We are generally required by law to pay any surrender request or death benefit claims from the Separate Account within 7 days of our receipt of your request in good order.

 TERMINATION OF OPTIONAL BENEFITS: Except for the Guaranteed Minimum Income Benefit, the Combination 5% Roll-up and Highest Anniversary Value Death Benefit and the Highest Daily Value Death Benefit, which generally cannot be terminated by the owner once elected, if any optional benefit terminates, we will no longer deduct the charge we apply to purchase the optional benefit. Certain optional benefits may be added after you have purchased your Annuity. On the date a charge no longer applies or a charge for an optional benefit begins to be deducted, your Annuity will become subject to a different daily asset-based charge. This change may result in the number of Units attributed to your Annuity and the value of those Units being different than it was before the change; however, the adjustment in the number of Units and Unit Price will not affect your Account Value (although the change in charges that are deducted will affect your Account Value).


 TRANSACTIONS IN PROFUNDS VP SUB-ACCOUNTS: Generally, purchase or redemption orders or transfer requests must be received by us by no later than the close of the NYSE to be processed on the current Valuation Day. However, any purchase order or transfer request involving the ProFunds VP Sub-accounts must be received by us no later than one hour prior to any announced closing of the applicable securities exchange (generally, 3:00 p.m. Eastern time) to be processed on the current Valuation Day. The "cut-off" time for such financial transactions involving a ProFunds VP Sub-account will be extended to 1/2 hour prior to any announced closing (generally, 3:30 p.m. Eastern time) for transactions submitted electronically through our internet website (www.accessallstate.com). You cannot request a transaction (other than a redemption order) involving the transfer of units in one of the ProFunds VP Sub-accounts between the applicable "cut-off" time and 4:00 p.m. Owners attempting to process a purchase order or transfer request between the applicable "cut-off" time and 4:00 p.m., are informed that their transactions cannot be processed as requested. We will not process the trade until we receive further instructions from you. However, Owners receiving the "cut-off" message may process a purchase order or transfer request up until 4:00 p.m. on that same day with respect to any other available investment option under their Annuity, other than ProFunds. Transactions received after 4:00 p.m. will be treated as received by us on the next Valuation Day.


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                              TAX CONSIDERATIONS


 The tax considerations associated with an Annuity vary depending on whether the contract is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of contracts below. The discussion is general in nature and describes only federal income tax law (not state or other tax laws). It is based on current law and interpretations, which may change. The information provided is not intended as tax advice. You should consult with a qualified tax advisor for complete information and advice. References to purchase payments below relate to your cost basis in your contract. Generally, your cost basis in a contract not associated with a tax-favored retirement plan is the amount you pay into your contract, or into annuities exchanged for your contract, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible IRA.

 The discussion includes a description of certain spousal rights under the contract, and our administration of such spousal rights and related tax reporting accords with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your annuity is issued, we may offer certain spousal benefits to civil union couples, domestic partners or same-sex marriages. You should be aware, however, that federal tax law does not recognize civil union couples, domestic partners or marriage spouses of the same sex. Therefore, we cannot permit a same-sex civil union partner, domestic partner or spouse to continue the annuity within the meaning of the tax law upon the death of the first partner under the annuity's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first same-sex civil union partner, domestic partner or spouse. Civil union couples, domestic partners and spouses of the same sex should consider that limitation before selecting a spousal benefit under the annuity.


 The discussion below generally assumes that the Annuity Contract is issued to the Contract Owner. For Annuity Contracts issued under the Beneficiary Continuation Option refer to the Taxes Payable by Beneficiaries for Nonqualified Annuity Contracts and Required Distributions Upon Your Death for Qualified Annuity Contracts in this Tax Considerations section.

 NONQUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.

 TAXES PAYABLE BY YOU We believe the Annuity is an annuity contract for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the contract. Generally, annuity contracts issued by the same company (and affiliates) to you during the same calendar year must be treated as one annuity contract for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the contract are treated as a partial withdrawal from the contract and will be reported as such to the contract owner.

 It is possible that the Internal Revenue Service (IRS) could assert that some or all of the charges for the optional benefits under the contract should be treated for federal income tax purposes as a partial withdrawal from the contract. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the contract. Additionally, for owners under age 59 1/2, the taxable income attributable to the charge for the benefit could be subject to a tax penalty. If the IRS determines that the charges for one or more benefits under the contract are taxable withdrawals, then the sole or surviving owner will be provided with a notice from us describing available alternatives regarding these benefits.

 You must commence annuity payments or surrender your Contract no later than the first day of the calendar month next following the maximum Annuity date for your Contract. For some of our contracts, you are able to choose to defer the Annuity Date beyond the default Annuity date described in your Contract. However, the IRS may not then consider your contract to be an annuity under the tax law.

 TAXES ON WITHDRAWALS AND SURRENDER If you make a withdrawal from your contract or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as return of purchase payments, until all gain has been withdrawn. Once all gain has been withdrawn, payments will be treated as a nontaxable return of purchase payments. You will generally be taxed on any withdrawals from the contract while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your contract as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If you transfer your contract for less than full consideration, such as by gift, you will also trigger tax on any gain in the contract. This rule does not apply if you transfer the contract to your spouse or under most circumstances if you transfer the contract incident to divorce.

 If you choose to receive payments under an interest payment option, or a beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the contract to income tax.

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 TAXES ON ANNUITY PAYMENTS A portion of each annuity payment you receive will be treated as a partial return of your purchase payments and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your purchase payments (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the contract. After the full amount of your purchase payments have been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the annuitant before the full amount of your purchase payments have been recovered, a tax deduction may be allowed for the unrecovered amount.

 If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed purchase payments in the Annuity and the total value of the anticipated future payments until such time as all Purchase Payments have been recovered.

 Please refer to your Annuity for the maximum Annuity Date also described above.

 PARTIAL ANNUITIZATION
 Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.


 MEDICARE TAX ON NET INVESTMENT INCOME. The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.


 TAX PENALTY FOR EARLY WITHDRAWAL FROM A NONQUALIFIED ANNUITY CONTRACT
 You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified Annuity contract before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your being disabled;
..   generally the amount paid or received is in the form of substantially equal payments (as defined by the Code) not less frequently than annually and computed over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the designated beneficiary (please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years and modification of payments during that time period will result in retroactive application of the 10% tax penalty); or
..   the amount received is paid under an immediate annuity contract (in which annuity payments begin within one year of purchase).

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.


 SPECIAL RULES IN RELATION TO TAX-FREE EXCHANGES UNDER SECTION 1035 Section 1035 of the Internal Revenue Code of 1986, as amended (Code), permits certain tax-free exchanges of a life insurance, annuity or endowment contract for an annuity. Partial exchanges of an Annuity may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% tax penalty on pre-age 59 1/2 withdrawals. In Revenue Procedure 2011-38, the IRS has indicated that, for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. For partial exchanges that occurred prior to October 24, 2011, the provisions of Revenue Procedure 2008-24 will continue to apply if there is a surrender or distribution within 12 months of the date on which the partial exchange was completed. In Revenue Procedure 2008-24, the IRS has indicated that where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 12 months of the date on which the partial exchange was completed, the transfer will retroactively be treated as a taxable distribution from the initial annuity contract and a contribution to the receiving annuity contract. Tax free exchange treatment will be retained if, you are at least 59 1/2 or die before the distribution or if, between the date of the tax-free exchange and the date of the subsequent distribution, you become totally disabled or eligible for certain exceptions to the 10% federal income tax penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.


 If an Annuity is purchased through a tax-free exchange of a life insurance, annuity or endowment contract that was purchased prior to August 14, 1982, then any purchase payments made to the original contract prior to August 14, 1982 will be treated as made to

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 the new contract prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a recovery of your investment in the contract first until purchase payments made before August 14, 1982 are withdrawn. Moreover, any income allocable to purchase payments made before August 14, 1982, is not subject to the 10% tax penalty.

 TAXES PAYABLE BY BENEFICIARIES
 The Death Benefit options are subject to income tax to the extent the distribution exceeds the cost basis in the contract. The value of the Death Benefit, as determined under federal law, is also included in the owner's estate for federal estate tax purposes. Generally, the same tax rules described above would also apply to amounts received by your beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit
..   As a lump sum payment: the beneficiary is taxed in the year of payment on gain in the contract.
..   Within 5 years of death of owner: the beneficiary is taxed as amounts are withdrawn (in this case gain is treated as being distributed first).
..   Under an annuity or annuity settlement option with distribution beginning within one year of the date of death of the owner: the beneficiary is taxed on each payment (part will be treated as gain and part as return of purchase payments).

 CONSIDERATIONS FOR CONTINGENT ANNUITANTS: The designation of a Contingent Annuitant is generally not permitted on an Annuity held by an entity. Under the Code, if the annuitant is changed on a non-qualified Annuity held by an entity, that change is treated as the death of the Annuitant and triggers the requirement for distribution of death benefits.

 REPORTING AND WITHHOLDING ON DISTRIBUTIONS Taxable amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity or similar periodic payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide.

 State income tax withholding rules vary and we will withhold based on the rules of your State of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien's country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.

 Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax advisor regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.

 ENTITY OWNERS
 Where a contract is held by a non-natural person (e.g. a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), the contract will not be taxed as an annuity and increases in the value of the contract over its cost basis will be subject to tax annually.


 Where a contract is issued to a trust, and such trust is characterized as a grantor trust under the Internal Revenue Code, such contract shall not be considered to be held by a non-natural person and will generally be subject to the tax reporting and withholding requirements for a Nonqualified Annuity.


 ANNUITY QUALIFICATION
 Diversification And Investor Control. In order to qualify for the tax rules applicable to annuity contracts described above, the assets underlying the Sub-accounts of an Annuity must be diversified, according to certain rules under the Internal Revenue Code. Each portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the United States or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the portfolios underlying the variable investment options of the Annuity meet these diversification requirements.

 An additional requirement for qualification for the tax treatment described above is that we, and not you as the contract owner, must have sufficient control over the underlying assets to be treated as the owner of the underlying assets for tax purposes. While

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 we also believe these investor control rules will be met, the Treasury
 Department may promulgate guidelines under which a variable annuity will not be treated as an annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the investment options offered pursuant to this Prospectus. We reserve the right to take any action, including modifications to your Annuity or the investment options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected owners and will be made with such notice to affected owners as is feasible under the circumstances.

 REQUIRED DISTRIBUTIONS UPON YOUR DEATH FOR NONQUALIFIED ANNUITY CONTRACTS. Upon your death, certain distributions must be made under the contract. The required distributions depend on whether you die before you start taking annuity payments under the contract or after you start taking annuity payments under the contract. If you die on or after the Annuity Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the contract must be distributed within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the contract pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the owner. For Nonqualified annuity contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. This means that for a contract held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.

 CHANGES IN YOUR ANNUITY. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an annuity contract for tax purposes. Any such changes will apply to all contract owners and you will be given notice to the extent feasible under the circumstances.

 QUALIFIED ANNUITY CONTRACTS
 In general, as used in this prospectus, a Qualified Annuity is an Annuity contract with applicable endorsements for a tax-favored plan or a Nonqualified Annuity contract held by a tax-favored retirement plan.

 The following is a general discussion of the tax considerations for Qualified Annuity contracts. This Annuity is not available for all types of the tax-favored retirement plans discussed below. It is currently available only for IRAs and Roth IRAs, This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your Financial Professional prior to purchase to confirm if this contract is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this contract.

 A Qualified annuity may typically be purchased for use in connection with:
..   Individual retirement accounts and annuities (IRAs), which are subject to
    Sections 408(a) and 408(b) of the Code;
..   Roth IRAs, under Section 408A of the Code;
..   A corporate Pension or Profit-sharing plan (subject to Section 401(a) of the Code);
..   H.R. 10 plans (also known as Keogh Plans, subject to Section 401(a) of the
    Code);
..   Tax Sheltered Annuities (subject to Section 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);
..   Section 457 plans (subject to Section 457 of the Code).

 A Nonqualified annuity may also be purchased by a custodial IRA or Roth IRA account, which can hold other permissible assets. The terms and administration of the custodial account in accordance with the laws and regulations for, IRAs or Roth IRAs, as applicable, are the responsibility of the applicable trustee or custodian.

 You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in annuity contracts. This means that when a tax favored plan invests in an annuity contract, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).

 TYPES OF TAX-FAVORED PLANS
 IRAs. If you buy an Annuity for use as an IRA, we will provide you a copy of the prospectus and contract. The "IRA Disclosure Statement" and "Roth IRA Disclosure Statement" which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (some of which is summarized below), the IRS requires that you have a "free look" after making an initial contribution to the contract. During this time, you can cancel the Annuity by notifying us in writing, and we will refund all of the purchase payments under the Annuity (or, if provided by applicable state law, the amount credited under the Annuity, if greater), less any applicable federal and state income tax withholding.

 Contributions Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a "rollover" of amounts from a qualified retirement plan, as a transfer from another IRA, by

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 making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. In 2012 the contribution limit is $5,000. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation.


 The "rollover" rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally "roll over" certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). However, if you make such regular IRA contributions, you should note that you will not be able to treat the contract as a "conduit IRA," which means that you will not retain possible favorable tax treatment if you subsequently "roll over" the contract funds originally derived from a qualified retirement plan or TDA into another Section 401(a) plan or TDA. In some circumstances, non-spouse beneficiaries may roll over to an IRA amounts due from qualified plans,
 Section 403(b) plans, and governmental Section 457(b) plans. However, the rollover rules applicable to non-spouse beneficiaries under the Code are more restrictive than the rollover rules applicable to owner/participants and spouse beneficiaries. Generally, non-spouse beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover, and if permitted by the plan. Under the Worker, Retiree and Employer Recovery Act of 2008, employer retirement plans are required to permit non-spouse beneficiaries to roll over funds to an inherited IRA for plan years beginning after December 31, 2009. This Annuity is not available to be used to accept rollovers from non-spouse beneficiaries.

 Required Provisions. Contracts that are IRAs (or endorsements that are part of the contract) must contain certain provisions:
..   You, as owner of the contract, must be the "annuitant" under the contract
    (except in certain cases involving the division of property under a decree of divorce);
..   Your rights as owner are non-forfeitable;
..   You cannot sell, assign or pledge the contract;
..   The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);
..   The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age
    70 1/2; and
..   Death and annuity payments must meet "required minimum distribution" rules described below.

 Usually, the full amount of any distribution from an IRA (including a distribution from this contract) which is not a rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding a Nonqualified Annuity. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:
..   A 10% early withdrawal penalty described below;
..   Liability for "prohibited transactions" if you, for example, borrow against the value of an IRA; or
..   Failure to take a required minimum distribution, also described below.

 SEPs. SEPs are a variation on a standard IRA, and contracts issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:

..   If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of
    (a) $50,000 in 2012 ($49,000 in 2011) or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer's SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2012, this limit is $250,000 ($245,000 for 2011);

..   SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

..   SEPs that contain a salary reduction or "SARSEP" provision prior to 1997 may permit salary deferrals up to $17,000 in 2012 with the employer making these contributions to the SEP. However, no new "salary reduction" or "SARSEPs" can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $5,500 in 2012. These amounts are indexed for inflation. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same "free look" period, as you would have if you purchased the contract for a standard IRA.


 ROTH IRAs. The "Roth IRA Disclosure Statement" contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:
..   Contributions to a Roth IRA cannot be deducted from your gross income;
..   "Qualified distributions" from a Roth IRA are excludable from gross income.
    A "qualified distribution" is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner's death; (c) due to the owner's disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer, or

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    conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.
..   If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70 1/2, and distributions are not required to begin upon attaining such age or at any time thereafter.

 Subject to the minimum purchase payment requirements of an Annuity, if you meet certain income limitations you may purchase an Annuity for a Roth IRA in connection with a "rollover" of amounts of another traditional IRA, conduit IRA, SEP, SIMPLE-IRA or Roth IRA, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or with a current contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a "rollover" of all or any part of the amount of such distribution to a Roth IRA which they establish. Beginning January 2008, an individual receiving an eligible rollover distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can directly roll over contributions to a Roth IRA. This conversion triggers current taxation (but is not subject to a 10% early distribution penalty). Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Until 2010, participants with an adjusted gross income greater than $100,000 or who filed their income tax returns as married filing separately were not permitted to roll over funds from an employer plan, other than a Roth 401(k) or Roth 403(b) distribution, to a Roth IRA.

 Non-spouse beneficiaries receiving a distribution from an employer sponsored retirement plan under sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse beneficiaries cannot "rollover" benefits from a traditional IRA to a Roth IRA.

 REQUIRED MINIMUM DISTRIBUTIONS AND PAYMENT OPTIONS If you hold the contract under an IRA (or other tax-favored plan), required minimum distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70 1/2 and must be made for each year thereafter. Roth IRAs are not subject to these rules during the Owner's lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner.

 Required minimum distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the contract. As a result, the required minimum distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity owner, and a reduction of payments under the living and death benefit optional riders.

 You can use the Minimum Distribution option to satisfy the required minimum distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the required minimum distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the contract as of December 31 of the prior year, but is determined without regard to other contracts you may own.

 Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same owner, similar rules apply.

 REQUIRED DISTRIBUTIONS UPON YOUR DEATH FOR QUALIFIED ANNUITY CONTRACTS
 Upon your death under an IRA or Roth IRA, the designated beneficiary may generally elect to continue the contract and receive required minimum distributions under the contract instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated beneficiary and whether that beneficiary is your surviving spouse.

..   If you die after a designated beneficiary has been named, the death benefit must be distributed by December 31/st/ of the year including the five year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated beneficiary (as long as payments begin by December 31/st/ of the year following the year of death). However, if your surviving spouse is the beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31/st/ of the year following the year of death or December 31/st/ of the year in which you would have reached age 70 1/2, which ever is later. Additionally, if the contract is payable to (or for the benefit of) your surviving spouse, the contract may be continued with your spouse as the owner. Note that the Worker, Retiree

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    and Employer Recovery Act of 2008 suspended Required Minimum Distributions for 2009. If your beneficiary elects to receive full distribution by December 31 of the year including the five year anniversary of the date of death, 2009 shall not be included in the five year requirement period. This effectively extends this period to December 31/st/ of the six year anniversary of the date of death.
..   If you die before a designated beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31/st/ of the year including the five year anniversary of the date of death. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31/st/ of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement. For this distribution requirement also, 2009 shall not be included in the five year requirement period.
..   If you die before a designated beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For contracts where multiple beneficiaries have been named and at least one of the beneficiaries does not qualify as a designated beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such contract is deemed to have no designated beneficiary. A designated beneficiary may elect to apply the rules for no designated beneficiary if those would provide a smaller payment requirement.

 A beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules.

 Until withdrawn, amounts in a Qualified Annuity contract continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax advisor for tax advice as to your particular situation.

 For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.

 TAX PENALTY FOR EARLY WITHDRAWALS FROM QUALIFIED ANNUITY CONTRACTS
 You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59 1/2. Amounts are not subject to this tax penalty if:
..   the amount is paid on or after you reach age 59 1/2 or die;
..   the amount received is attributable to your being disabled; or
..   generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually and computed over your life or life expectancy or over the joint lives or joint life expectancies of you and your designated beneficiary. (Please note that substantially equal payments must continue until the later of reaching age 59 1/2 or 5 years. Modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% tax penalty.)

 Other exceptions to this tax may apply. You should consult your tax advisor for further details.

 WITHHOLDING
 For all distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:
..   For any annuity payments, you will have taxes withheld by us as if you are a married individual, with 3 exemptions. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default; and
..   For all other distributions, we will withhold at a 10% rate.

 We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax advisor to find out more information on your potential liability if you fail to pay such taxes. There may be additional state income tax withholding requirements.

 CHARITABLE IRA DISTRIBUTIONS

 The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 extended this provision until the end of 2011. As of 2012, this provision expired and has not been extended. It is possible Congress will extend this provision retroactively to include some or all of 2012.


 For distributions in tax years beginning after 2005 and before 2012, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To

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 constitute a qualified charitable distribution, the distribution must be made
 (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

 The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

 GIFTS AND GENERATION-SKIPPING TRANSFERS
 If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your contract to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37 1/2 years younger than you, there may be generation-skipping transfer tax consequences.

 ADDITIONAL INFORMATION
 For additional information about federal tax law requirements applicable to IRAs and Roth IRAs, see the IRA Disclosure Statement or Roth IRA Disclosure Statement, as applicable.

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                              GENERAL INFORMATION

 HOW WILL I RECEIVE STATEMENTS AND REPORTS?

 We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at www.accessallstate.com or any other electronic means, including diskettes or CD ROMs. We generally send a confirmation statement to you each time a financial transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter, if there have been transactions during the quarter. We may confirm regularly scheduled transactions, such as the Annual Maintenance Fee, Systematic Withdrawals (including 72(q) and 72(t) payments and required minimum distributions), electronic funds transfer, Dollar Cost Averaging, and static rebalancing, in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports or copies of reports previously sent. We reserve the right to charge up to $50 for each such additional or previously sent report. We will also send an annual report and a semi-annual report containing applicable financial statements for the Separate Account and the Portfolios, as of December 31 and June 30, respectively, to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means.


 WHAT IS ALLSTATE LIFE?
 Allstate Life is the issuer of the Annuities. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation. Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Annuities in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

 On June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate Life and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities after a transition period that may last up to two years. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.


 In order to administer your annuity, certain discrete functions are performed by companies that are not affiliated with us. These companies may be considered "service providers" as defined under the Investment Company Act of 1940. These service providers may change over time, and as of December 31, 2011, consisted of the following: Alliance-One Services Inc. (administration of variable life policies) located at 55 Hartland Street, East Hartford CT 06108, Ascensus (qualified plan administrator) located at 200 Dryden Road, Dresher, PA 19025, Alerus Retirement Solutions (qualified plan administrator) ,State Street Financial Center One, Lincoln Street, Boston, MA 02111, Aprimo (fulfillment of marketing materials), 510 East 96th Street, Suite 300, Indianapolis, IN 46240, Aplifi (order entry systems provider) located at 555 SW 12th Ave, Suite 202, Pompano Beach, FL 33069, Broadridge Investor Communication Solutions, Inc. (proxy tabulation services), 51 Mercedes Way, Edgewood, NY 11717, Consona (maintenance and storage of administrative documents), 333 Allegheny Avenue, Suite 301 North, Oakmont, PA 15139-2066, Depository Trust & Clearing Corporation (clearing and settlement services), 55 Water Street, 26th Floor, New York, NY 10041, DG3 North America, Inc. (proxy and prospectus printing and mailing services), 100 Burma Road, Jersey City, NJ 07305, DST Systems, Inc. (clearing and settlement services), 4900 Main, 7th Floor, Kansas City, MO 64112, EBIX, Inc. (order-entry system), 5 Concourse Parkway, Suite 3200, Atlanta, GA 30328, ExlService Holdings, Inc., (administration of annuity contracts), 350 Park Avenue, 10th Floor, New York, NY 10022, Diversified Information Technologies Inc. (records management), 123 Wyoming Avenue, Scranton, PA 18503, Fiserv (composition, printing and mailing of confirmation and quarterly statements), 881 Main Street, Manchester, CT 06040, Fosdick Fulfillment Corp. (fulfillment of prospectuses and marketing materials), 26 Barnes Industrial Park Road, North Wallingford, CT 06492, Insurance Technologies (annuity illustrations), 38120 Amrhein Ave., Livonia, MI 48150, Morningstar Associates LLC (asset allocation recommendations) , 225 West Wacker Drive Chicago, IL 60606, National Financial Services (clearing and settlement services), NEPS, LLC (composition, printing, and mailing of contracts and benefit documents), 12 Manor Parkway, Salem, NJ 03079, Pershing LLC (order-entry systems provider), One Pershing Plaza, Jersey City, NJ 07399, RR Donnelley Receivables, Inc. (printing annual reports and prospectuses), 111 South Wacker Drive, Chicago, IL 60606-4301, Skywire Software (composition, printing, and mailing of contracts and benefit documents), 150 Post Street, Suite 500, San Francisco, CA 94108, VG Reed & Sons, Inc. (printing and fulfillment of annual reports), 1002 South 12th Street, Louisville, KY 40210, William B. Meyer (printing and fulfillment of prospectuses and marketing materials), 255 Long Beach Boulevard, Stratford, CT 06615, Right Now Technologies (business information repository), 136 Enterprise Blvd., Bozeman, MT 59718, The Harty Press (print vendor for client communications), 25 James Street, New Haven, CT 06513.


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 WHAT IS THE SEPARATE ACCOUNT?
 Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Separate Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Separate Account or Allstate Life. We own the assets of the Separate Account. The Separate Account is a segregated asset account under Illinois law. That means we account for the Separate Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Separate Account that are in excess of the reserves and other Annuity liabilities with respect to the Separate Account are subject to liabilities relating to our other operations. Our obligations arising under the Annuities are general corporate obligations of Allstate Life. The Separate Account consists of multiple Sub-accounts, each of which invests in a corresponding Portfolio. We may add new Sub-accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Separate Account, its Sub-accounts or the Portfolios. We may use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

 We may offer new Sub-accounts, eliminate Sub-accounts, or combine Sub-accounts at our sole discretion. We may also close Sub-accounts to additional Purchase Payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates. We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required. If investment in the Portfolios or a particular Portfolio is no longer possible, in our discretion becomes inappropriate for purposes the Annuity, or for any other rationale in our sole judgment, we may substitute another portfolio or investment portfolios without your consent. The substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any required approval of the SEC and any applicable state insurance departments. In addition, we may close Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.

 If you are enrolled in a Dollar Cost Averaging, Asset Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available Money Market Fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a Money Market Fund for any continued and future investments.

 WHAT IS THE LEGAL STRUCTURE OF THE PORTFOLIOS?
 Each Portfolio is registered as an open-end management investment company under the Investment Company Act. Shares of the Portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.

 VOTING RIGHTS
 We are the legal owner of the shares of the underlying mutual funds in which the Sub-accounts invest. However, under SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If a Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as "mirror voting" because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also "mirror vote" shares within the separate account that are owned directly by us or by an affiliate. In addition, because all the shares of a given mutual fund held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying fund seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying fund's shareholder meeting and towards the ultimate outcome of the vote. Thus, under "mirror voting", it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome. We will furnish those Owners who have Account Value allocated to a Sub-account whose Portfolio has requested a "proxy" vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying mutual fund that require a vote of shareholders.


 Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its co-investment advisers, AST Investment Services, Inc. and Prudential Investments LLC, subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by AST Investment Services, Inc., Prudential Investments LLC and the Trustees. The exemption does not apply to the


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 AST Franklin Templeton Founding Funds Allocation Portfolio; shareholder approval of new subadvisory agreements for this Portfolio only is required. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes. We may add new Sub-accounts that invest in a series of Portfolios other than the Trust. Such series of funds may have a similar order from the SEC. You also should review the prospectuses for the other Portfolios in which various Sub-accounts invest as to whether they have obtained similar orders from the SEC.


 MATERIAL CONFLICTS
 It is possible that differences may occur between companies that offer shares of a Portfolio to their respective separate accounts issuing variable annuities and/or variable life insurance products. Differences may also occur surrounding the offering of a Portfolio to variable life insurance policies and variable annuity contracts that we offer. Under certain circumstances, these differences could be considered "material conflicts," in which case we would take necessary action to protect persons with voting rights under our variable annuity contracts and variable life insurance policies against persons with voting rights under other insurance companies' variable insurance products. If a "material conflict" were to arise between owners of variable annuity contracts and variable life insurance policies issued by us we would take necessary action to treat such persons equitably in resolving the conflict. "Material conflicts" could arise due to differences in voting instructions between owners of variable life insurance and variable annuity contracts of the same or different companies. We monitor any potential conflicts that may exist.

 SERVICE FEES
 Allstate Life has entered into an agreement with the Advanced Series Trust, which provides the Portfolios available within this Annuity. Under the terms of the agreement, Allstate Life, or its designee, may provide administrative and/or support services to the Portfolios for which it receives a fee of up to 0.10% annually of the average assets allocated to the Portfolios. In addition, under the terms of the reinsurance agreement between Allstate Life and The Prudential Insurance Company of America (PICA) (see "What Is Allstate Life"), the fee is payable to PICA from Allstate Life. PICA and the Advanced Series Trust are affiliates.

 PICA or its affiliates have entered into agreements with the investment managers of the Advanced Series Trust where PICA or its affiliates may provide administrative and/or support services to the Advanced Series Trust for which a fee or reimbursement is payable.

 Allstate Life and/or our affiliates receive substantial and varying administrative service payments, Rule 12b-1 fees, and "revenue sharing" payments from certain underlying Portfolios or related parties. Rule 12b-1 fees compensate our affiliated principal underwriter for distribution, marketing, and/or servicing functions. Administrative services payments compensate us for providing administrative services with respect to Annuity Owners invested indirectly in the Portfolio, which include duties such as recordkeeping shareholder services, and the mailing of periodic reports. We receive administrative services fees with respect to both affiliated underlying Portfolios and unaffiliated underlying Portfolios. The existence of these fees tends to increase the overall cost of investing in the Portfolio.

 We collect these payments and fees under agreements between us and a Portfolio's principal underwriter, transfer agent, investment adviser and/or other entities related to the Portfolio.

 The 12b-1 fees and administrative services fees that we receive may vary among the different fund complexes that are part of our investment platform. Thus, the fees we collect may be greater or smaller, based on the Portfolios that you select. In addition, we may consider these payments and fees, among a number of factors, when deciding to add or keep a Portfolio on the "menu" of Portfolios that we offer through the Annuity.


 Please see the table entitled "Underlying Mutual Fund Portfolio Annual Expenses" for a listing of the Portfolios that pay a 12b-1 fee. With respect to administrative services fees, the maximum fee that we receive is equal to 0.40% of the average assets allocated to the Portfolio(s) under the Annuity. We expect to make a profit on these fees.


 WHO DISTRIBUTES ANNUITIES OFFERED BY ALLSTATE LIFE?
 Allstate Distributors, L.L.C. ("Allstate Distributors"), located at 3100 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Annuities. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

 Allstate Distributors does not sell Annuities directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Annuities through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities. Annuities also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

 We will pay commissions to broker-dealers and banks which sell the Annuities. Commissions paid vary, but we may pay up to a maximum sales commission of 6.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to

 1.15% of Account Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Account Value and the number of years the Annuity is held.

 From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Account Value annually. These payments are intended to contribute to the promotion and marketing of the Annuities, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
 (1) placement of the Annuities on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Annuities; (3) participation in sales conferences; and
 (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives.

 In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Annuities. To contribute to the promotion and marketing of the Annuities, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

 The general types of payments that we make are:
..   Percentage Payments based upon Account Value. This type of payment is a percentage payment that is based upon the total Account Value of all Annuities that were sold through the firm.
..   Based upon Percentage Payments Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Annuities sold through the firm.
..   Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Annuities sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.


 To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of training and due diligence events). We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

 We are aware that the following firms received payment of more than $5,000 under one or more of these types of arrangements during the last calendar year or are expected to receive such payment during the current calendar year. The compensation includes payments in connection with variable annuity contracts issued by Allstate Life Insurance Company and Allstate Life Insurance Company of New York. Some payments may support the sale of all Allstate products offered through the firm which could include fixed annuities as well as life insurance products.

 We do not offer the arrangements to all firms, and the terms of the arrangements may differ among firms. While all firms appearing below received payments under one or more of the general types listed above, payments are determined on a firm by firm basis. In fact, a listed firm may not request or accept certain types of payments listed above. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.

 NAME OF FIRM:

  Morgan Stanley
  LPL Financial Services
  Citi Global Markets
  UBS Financial Services


 Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the Annuity.

 Allstate Life does not pay Allstate Distributors a commission for distribution of the Annuities. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Annuity sales. This compensation is based on a percentage of premium payments and/or a percentage of Account Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Annuities, including any liability to Annuity owners arising out of services rendered or Annuities issued.



 ADMINISTRATION
 We have primary responsibility for all administration of the Annuities and the Separate Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") on June 1, 2006 whereby, PICA or an affiliate provides administrative services to the Separate Account and the Annuities on our behalf.

 We provide the following administrative services, among others:
..   maintenance of Annuity owner records;
..   Annuity owner services;
..   calculation of unit values;
..   maintenance of the Separate Account; and
..   preparation of Annuity owner reports.

 We will send you Annuity statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy.

 You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error. We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

 FINANCIAL STATEMENTS
 The financial statements of the Sub-accounts comprising the Separate Account and Allstate Life are included in the Statement of Additional Information.

 HOW TO CONTACT US
 You can contact us by:

   . calling our Customer Service Team at 1-866-695-2647 during our normal business hours.
   . writing to us via regular mail at Annuity Service Center, P.O. Box 70179, Philadelphia, PA 19176. NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
   . accessing information about your Annuity through our Internet Website at www.accessallstate.com.

 You can obtain account information by calling our automated response system and at www.accessallstate.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your Financial Professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.accessallstate.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.

 Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.

 Allstate Life does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Regular and/or express mail will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed.

 Allstate Life reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

 LEGAL MATTERS
 All matters of Illinois law pertaining to the Annuities, including the validity of the Annuities and Allstate Life's right to issue such Annuities under Illinois law, have been passed upon by Susan L. Lees, General Counsel of Allstate Life.

 CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
 The following are the contents of the Statement of Additional Information:

   .   Additions, Deletions or Substitutions of Investments
   .   The Annuities
   .   Company
   .   Principal Underwriter
   .   Determination of Accumulation Unit Values
   .   General Matters
   .   Experts
   .   Financial Statements
   .   Appendix A - Accumulation Unit Values

                     APPENDIX A - ACCUMULATION UNIT VALUES

 As we have indicated throughout this prospectus, each Annuity is a contract that allows you to select or decline any of several features that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each combination of such contract features. Here we depict the historical unit values corresponding to the contract features bearing the highest and lowest combinations of asset-based charges. The remaining unit values appear in the Statement of Additional Information, which you may obtain free of charge, by calling 866-695-2647 or by writing to us at the Annuity Service Center, P.O. Box 7960, Philadelphia, PA 19176. As discussed in the prospectus, if you select certain optional benefits (e.g., TrueIncome), we limit the investment options to which you may allocate your Account Value. In certain of these accumulation unit value tables, we set forth accumulation unit values that assume election of one or more of such optional benefits and allocation of Account Value to portfolios that currently are not permitted as part of such optional benefits. Such unit values are set forth for general reference purposes only, and are not intended to indicate that such portfolios may be acquired along with those optional benefits.




                      ALLSTATE RETIREMENT ACCESS B SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

           ACCUMULATION UNIT VALUES: BASIC DEATH BENEFIT ONLY (1.15%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.09348        $10.45687           7,065
    01/01/2008 to 12/31/2008                             $10.45687         $7.04729         210,032
    01/01/2009 to 12/31/2009                              $7.04729         $8.66404         162,361
    01/01/2010 to 12/31/2010                              $8.66404         $9.59022         162,732
    01/01/2011 to 12/31/2011                              $9.59022         $9.22913         151,623
----------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.11513        $10.50785           1,044
    01/01/2008 to 12/31/2008                             $10.50785         $7.29212          38,919
    01/01/2009 to 12/31/2009                              $7.29212         $9.09791          55,878
    01/01/2010 to 12/31/2010                              $9.09791        $10.22707          47,164
    01/01/2011 to 12/31/2011                             $10.22707        $10.12211          38,899
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.06654         $9.58052               0
    01/01/2008 to 12/31/2008                              $9.58052         $6.18060               0
    01/01/2009 to 12/31/2009                              $6.18060         $7.19633               0
    01/01/2010 to 12/31/2010                              $7.19633         $8.09945               0
    01/01/2011 to 12/31/2011                              $8.09945         $8.29329               0
----------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07725        $10.46746           1,891
    01/01/2008 to 12/31/2008                             $10.46746         $7.37829         185,767
    01/01/2009 to 12/31/2009                              $7.37829         $8.99364         401,570
    01/01/2010 to 12/31/2010                              $8.99364         $9.98615         441,535
    01/01/2011 to 12/31/2011                              $9.98615         $9.75252         383,951
----------------------------------------------------------------------------------------------------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011                             $9.99906         $9.19889               0
----------------------------------------------------------------------------------------------------------
AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07831         $9.83615             124
    01/01/2008 to 12/31/2008                              $9.83615         $6.09701           1,526
    01/01/2009 to 12/31/2009                              $6.09701         $7.12826           1,525
    01/01/2010 to 12/31/2010                              $7.12826         $7.92391           1,396
    01/01/2011 to 12/31/2011                              $7.92391         $7.79522           1,235

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.11661        $10.44244           4,790
    01/01/2008 to 12/31/2008                                $10.44244         $6.71665         160,346
    01/01/2009 to 12/31/2009                                 $6.71665         $8.32218         224,296
    01/01/2010 to 12/31/2010                                 $8.32218         $9.32780         229,929
    01/01/2011 to 12/31/2011                                 $9.32780         $8.99788         182,441
-------------------------------------------------------------------------------------------------------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.09942         $6.72110             646
    01/01/2009 to 12/31/2009                                 $6.72110         $8.42873          12,267
    01/01/2010 to 12/31/2010                                 $8.42873         $9.52782          27,981
    01/01/2011 to 12/31/2011                                 $9.52782         $9.19447          24,281
-------------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.08124         $7.37227          39,687
    01/01/2009 to 12/31/2009                                 $7.37227         $8.99302          63,771
    01/01/2010 to 12/31/2010                                 $8.99302         $9.95023          62,495
    01/01/2011 to 12/31/2011                                 $9.95023         $9.65844          60,327
-------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.10634         $9.38860             568
    01/01/2008 to 12/31/2008                                 $9.38860         $6.02842             648
    01/01/2009 to 12/31/2009                                 $6.02842         $7.86267             776
    01/01/2010 to 12/31/2010                                 $7.86267        $10.00349             670
    01/01/2011 to 12/31/2011                                $10.00349        $10.54152             641
-------------------------------------------------------------------------------------------------------------
AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.12778         $8.85444              39
    01/01/2008 to 07/18/2008                                 $8.85444         $8.13582               0
-------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09568        $10.23799              60
    01/01/2008 to 12/31/2008                                $10.23799         $5.65876             591
    01/01/2009 to 12/31/2009                                 $5.65876         $7.42159             591
    01/01/2010 to 12/31/2010                                 $7.42159         $9.72516             526
    01/01/2011 to 12/31/2011                                 $9.72516         $8.35392             733
-------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.10375         $7.53306           7,169
    01/01/2009 to 12/31/2009                                 $7.53306         $9.02845          10,479
    01/01/2010 to 12/31/2010                                 $9.02845        $10.11468          10,689
    01/01/2011 to 12/31/2011                                $10.11468         $9.75245           8,180
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.08931        $10.45149               0
    01/01/2008 to 12/31/2008                                $10.45149         $6.76922          88,061
    01/01/2009 to 12/31/2009                                 $6.76922         $8.28818          92,377
    01/01/2010 to 12/31/2010                                 $8.28818         $9.37069          93,062
    01/01/2011 to 12/31/2011                                 $9.37069         $9.12472          71,142
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.12496        $10.58860           5,278
    01/01/2008 to 12/31/2008                                $10.58860         $6.20652          98,539
    01/01/2009 to 12/31/2009                                 $6.20652         $7.72964         129,860
    01/01/2010 to 12/31/2010                                 $7.72964         $9.09506          91,152
    01/01/2011 to 12/31/2011                                 $9.09506         $8.43269          82,499
-------------------------------------------------------------------------------------------------------------
AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008                                $9.99906         $7.49078           1,333
    01/01/2009 to 11/13/2009                                 $7.49078         $8.41585               0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008                                    $10.17574         $6.12807              72
    01/01/2009 to 12/31/2009                                      $6.12807         $8.18487             184
    01/01/2010 to 12/31/2010                                      $8.18487         $9.72608              88
    01/01/2011 to 12/31/2011                                      $9.72608         $9.13094              62
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.13455        $10.43403             842
    01/01/2008 to 12/31/2008                                     $10.43403         $6.16137           3,337
    01/01/2009 to 12/31/2009                                      $6.16137         $9.10019           3,741
    01/01/2010 to 12/31/2010                                      $9.10019         $9.92210           3,763
    01/01/2011 to 12/31/2011                                      $9.92210         $9.42106           3,735
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.07406        $10.23019              47
    01/01/2008 to 12/31/2008                                     $10.23019         $5.99845             312
    01/01/2009 to 12/31/2009                                      $5.99845         $7.06817             311
    01/01/2010 to 12/31/2010                                      $7.06817         $7.88820             310
    01/01/2011 to 12/31/2011                                      $7.88820         $7.36820             310
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.12451        $10.45031              23
    01/01/2008 to 12/31/2008                                     $10.45031         $6.11692           4,238
    01/01/2009 to 12/31/2009                                      $6.11692         $9.49991           4,122
    01/01/2010 to 12/31/2010                                      $9.49991        $11.25373           2,552
    01/01/2011 to 12/31/2011                                     $11.25373        $10.79456           2,541
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008                                    $10.03395         $7.65765             273
    01/01/2009 to 12/31/2009                                      $7.65765         $9.60302             273
    01/01/2010 to 12/31/2010                                      $9.60302        $12.03485             273
    01/01/2011 to 12/31/2011                                     $12.03485        $12.05293             273
------------------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.01136        $10.54919             174
    01/01/2008 to 12/31/2008                                     $10.54919         $7.76519           4,870
    01/01/2009 to 12/31/2009                                      $7.76519        $10.40605           3,305
    01/01/2010 to 12/31/2010                                     $10.40605        $11.67638           3,923
    01/01/2011 to 12/31/2011                                     $11.67638        $11.90986           2,207
------------------------------------------------------------------------------------------------------------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                                    $10.11193         $7.16465           8,380
    01/01/2009 to 12/31/2009                                      $7.16465         $8.97192           8,886
    01/01/2010 to 12/31/2010                                      $8.97192        $10.09536           8,031
    01/01/2011 to 12/31/2011                                     $10.09536         $9.92368           7,684
------------------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                                    $10.08942         $7.64236          11,510
    01/01/2009 to 12/31/2009                                      $7.64236         $9.32195          18,866
    01/01/2010 to 12/31/2010                                      $9.32195        $10.28467          20,521
    01/01/2011 to 12/31/2011                                     $10.28467        $10.11619          19,462
------------------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.24241        $11.09600             113
    01/01/2008 to 12/31/2008                                     $11.09600         $5.45945           6,938
    01/01/2009 to 12/31/2009                                      $5.45945         $7.30192           7,773
    01/01/2010 to 12/31/2010                                      $7.30192         $8.26529           5,284
    01/01/2011 to 12/31/2011                                      $8.26529         $7.11529           5,027

                                                                                            Number of
                                                        Accumulation     Accumulation      Accumulation
                                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                         Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.18917        $10.49686             938
    01/01/2008 to 12/31/2008                              $10.49686         $5.81109           7,355
    01/01/2009 to 12/31/2009                               $5.81109         $7.49706           7,244
    01/01/2010 to 12/31/2010                               $7.49706         $8.23313           5,466
    01/01/2011 to 12/31/2011                               $8.23313         $7.11811           5,147
-----------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.08357         $9.71560           4,876
    01/01/2008 to 12/31/2008                               $9.71560         $7.91296          67,028
    01/01/2009 to 12/31/2009                               $7.91296         $9.54542          86,266
    01/01/2010 to 12/31/2010                               $9.54542        $10.12750          86,650
    01/01/2011 to 12/31/2011                              $10.12750        $10.03567          72,531
-----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                             $10.08445        $10.29762               0
    01/01/2010 to 12/31/2010                              $10.29762        $11.33242               0
    01/01/2011 to 12/31/2011                              $11.33242        $11.27775               0
-----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                             $10.14583        $10.30739               0
    01/01/2010 to 12/31/2010                              $10.30739        $11.58849               0
    01/01/2011 to 12/31/2011                              $11.58849        $10.78400               0
-----------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.18258        $10.36729             427
    01/01/2008 to 12/31/2008                              $10.36729         $6.00813           3,324
    01/01/2009 to 12/31/2009                               $6.00813         $8.07094           3,323
    01/01/2010 to 12/31/2010                               $8.07094         $8.55118           2,691
    01/01/2011 to 12/31/2011                               $8.55118         $7.68046           2,690
-----------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.09261         $9.58244             879
    01/01/2008 to 12/31/2008                               $9.58244         $5.54292              82
    01/01/2009 to 12/31/2009                               $5.54292         $6.54479              81
    01/01/2010 to 12/31/2010                               $6.54479         $7.32164              81
    01/01/2011 to 12/31/2011                               $7.32164         $6.93554              81
-----------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.00752        $10.42273             294
    01/01/2008 to 12/31/2008                              $10.42273         $7.90817           3,605
    01/01/2009 to 12/31/2009                               $7.90817        $10.52341           4,758
    01/01/2010 to 12/31/2010                              $10.52341        $11.79919           3,495
    01/01/2011 to 12/31/2011                              $11.79919        $12.85145           3,067
-----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.13357        $10.85115               0
    01/01/2008 to 12/31/2008                              $10.85115         $6.04393           3,829
    01/01/2009 to 12/31/2009                               $6.04393         $7.75328           3,740
    01/01/2010 to 12/31/2010                               $7.75328         $9.17913           2,129
    01/01/2011 to 12/31/2011                               $9.17913         $8.99191           2,129
-----------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.15695        $10.45680             399
    01/01/2008 to 12/31/2008                              $10.45680         $6.82398           3,779
    01/01/2009 to 12/31/2009                               $6.82398         $8.87186           3,779
    01/01/2010 to 12/31/2010                               $8.87186         $9.82742           3,159
    01/01/2011 to 12/31/2011                               $9.82742         $9.41130           3,159

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.10906        $10.79010               0
    01/01/2008 to 12/31/2008                             $10.79010         $6.79479           1,010
    01/01/2009 to 12/31/2009                              $6.79479         $8.35007           1,883
    01/01/2010 to 12/31/2010                              $8.35007         $9.31039           1,717
    01/01/2011 to 12/31/2011                              $9.31039         $9.14986           1,562
----------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07805         $9.77256             425
    01/01/2008 to 12/31/2008                              $9.77256         $5.97799           1,091
    01/01/2009 to 12/31/2009                              $5.97799         $8.20813           1,485
    01/01/2010 to 12/31/2010                              $8.20813        $10.03040           1,484
    01/01/2011 to 12/31/2011                             $10.03040         $9.57416           1,483
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.00038        $10.15309               0
    01/01/2008 to 12/31/2008                             $10.15309        $10.28948          74,314
    01/01/2009 to 12/31/2009                             $10.28948        $10.19718          52,935
    01/01/2010 to 12/31/2010                             $10.19718        $10.08379          47,921
    01/01/2011 to 12/31/2011                             $10.08379         $9.97110          16,545
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.10517        $10.04861              61
    01/01/2008 to 12/31/2008                             $10.04861         $5.73621           2,340
    01/01/2009 to 12/31/2009                              $5.73621         $7.97581           2,306
    01/01/2010 to 12/31/2010                              $7.97581         $9.73300           2,066
    01/01/2011 to 12/31/2011                              $9.73300         $9.38326           1,822
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                            $10.02897        $10.07977               0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.15883        $10.52611              59
    01/01/2008 to 12/31/2008                             $10.52611         $5.91259           3,407
    01/01/2009 to 12/31/2009                              $5.91259         $7.58653           3,406
    01/01/2010 to 12/31/2010                              $7.58653         $9.65098           2,710
    01/01/2011 to 12/31/2011                              $9.65098         $9.70213           2,632
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.05186        $11.26442               0
    01/01/2008 to 12/31/2008                             $11.26442         $6.39907             263
    01/01/2009 to 12/31/2009                              $6.39907         $7.75370             306
    01/01/2010 to 12/31/2010                              $7.75370         $9.21905             288
    01/01/2011 to 04/29/2011                              $9.21905        $10.35813               0
----------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008                            $10.10180         $5.58716             841
    01/01/2009 to 12/31/2009                              $5.58716         $9.19744             840
    01/01/2010 to 12/31/2010                              $9.19744        $11.11757             840
    01/01/2011 to 12/31/2011                             $11.11757         $8.76309             839
----------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007                             $9.99906        $10.36790               0
    01/01/2008 to 12/31/2008                             $10.36790        $10.36432           8,097
    01/01/2009 to 12/31/2009                             $10.36432        $11.29446           8,579
    01/01/2010 to 12/31/2010                             $11.29446        $11.60112           6,525
    01/01/2011 to 12/31/2011                             $11.60112        $11.72701           6,524

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007                                $9.99043        $10.62891              34
    01/01/2008 to 12/31/2008                                $10.62891        $10.27050           1,929
    01/01/2009 to 12/31/2009                                $10.27050        $11.83164           4,769
    01/01/2010 to 12/31/2010                                $11.83164        $12.59972           3,804
    01/01/2011 to 12/31/2011                                $12.59972        $12.85227           3,699
-------------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.05282        $10.51809               0
    01/01/2008 to 12/31/2008                                $10.51809         $8.37223         165,136
    01/01/2009 to 12/31/2009                                 $8.37223         $9.93547         267,217
    01/01/2010 to 12/31/2010                                 $9.93547        $10.86073         199,660
    01/01/2011 to 12/31/2011                                $10.86073        $10.84414         201,755
-------------------------------------------------------------------------------------------------------------
AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                               $10.01898        $10.07969               0
-------------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.08375         $9.77111             849
    01/01/2008 to 12/31/2008                                 $9.77111         $5.91991           2,949
    01/01/2009 to 12/31/2009                                 $5.91991         $7.12963           2,947
    01/01/2010 to 12/31/2010                                 $7.12963         $8.10916           2,613
    01/01/2011 to 12/31/2011                                 $8.10916         $8.29406           2,612
-------------------------------------------------------------------------------------------------------------
AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011                                $9.99906         $8.93102               0
-------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.08250        $10.44198               0
    01/01/2008 to 12/31/2008                                $10.44198         $7.20649           5,315
    01/01/2009 to 12/31/2009                                 $7.20649         $9.07746          10,815
    01/01/2010 to 12/31/2010                                 $9.07746        $10.03417           9,953
    01/01/2011 to 12/31/2011                                $10.03417         $9.58477           7,255
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09716         $9.89351               0
    01/01/2008 to 12/31/2008                                 $9.89351         $6.35771               0
    01/01/2009 to 12/31/2009                                 $6.35771         $8.41645             191
    01/01/2010 to 12/31/2010                                 $8.41645        $11.35082             191
    01/01/2011 to 12/31/2011                                $11.35082        $11.11182             191
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09329         $9.47580              28
    01/01/2008 to 12/31/2008                                 $9.47580         $6.58410           1,169
    01/01/2009 to 12/31/2009                                 $6.58410         $8.26672           1,540
    01/01/2010 to 12/31/2010                                 $8.26672        $10.29705           1,474
    01/01/2011 to 12/31/2011                                $10.29705         $9.57165           1,392
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.07029        $10.22655          30,036
    01/01/2008 to 12/31/2008                                $10.22655         $7.48722         111,624
    01/01/2009 to 12/31/2009                                 $7.48722         $9.18879         176,350
    01/01/2010 to 12/31/2010                                 $9.18879        $10.13205         163,838
    01/01/2011 to 12/31/2011                                $10.13205        $10.21547         149,045
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09139         $9.50749           1,002
    01/01/2008 to 12/31/2008                                 $9.50749         $5.46249           3,498
    01/01/2009 to 12/31/2009                                 $5.46249         $6.68552           3,341
    01/01/2010 to 12/31/2010                                 $6.68552         $7.48479           1,464
    01/01/2011 to 12/31/2011                                 $7.48479         $7.27835           1,296

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.00748        $10.63509             419
    01/01/2008 to 12/31/2008                                $10.63509        $10.25810           2,929
    01/01/2009 to 12/31/2009                                $10.25810        $11.36994           4,117
    01/01/2010 to 12/31/2010                                $11.36994        $11.88615           2,675
    01/01/2011 to 12/31/2011                                $11.88615        $12.23551           2,592
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.14586        $10.10082             823
    01/01/2008 to 12/31/2008                                $10.10082         $5.93496           1,436
    01/01/2009 to 12/31/2009                                 $5.93496         $8.99883           1,436
    01/01/2010 to 12/31/2010                                 $8.99883        $10.30298           1,435
    01/01/2011 to 12/31/2011                                $10.30298        $10.01311           1,434
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.18083        $11.66699             467
    01/01/2008 to 12/31/2008                                $11.66699         $5.76870           3,906
    01/01/2009 to 12/31/2009                                 $5.76870         $8.51760           4,484
    01/01/2010 to 12/31/2010                                 $8.51760        $10.14301           3,581
    01/01/2011 to 12/31/2011                                $10.14301         $8.53176           4,502
-------------------------------------------------------------------------------------------------------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.13064        $10.38219               0
    01/01/2008 to 12/31/2008                                $10.38219         $5.91956               0
    01/01/2009 to 12/31/2009                                 $5.91956         $7.51604               0
    01/01/2010 to 12/31/2010                                 $7.51604         $8.51798               0
    01/01/2011 to 12/31/2011                                 $8.51798         $8.13010               0
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007                                $9.99906         $9.98594               0
    01/01/2008 to 12/31/2008                                 $9.98594         $9.35793               0
    01/01/2009 to 12/31/2009                                 $9.35793        $10.32733               0
    01/01/2010 to 12/31/2010                                $10.32733        $11.00593               0
    01/01/2011 to 12/31/2011                                $11.00593        $11.53627               0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008                               $10.07825         $6.66607         126,633
    01/01/2009 to 12/31/2009                                 $6.66607         $8.57152         173,117
    01/01/2010 to 12/31/2010                                 $8.57152         $9.34169         166,531
    01/01/2011 to 12/31/2011                                 $9.34169         $9.08118         118,585



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

 ACCUMULATION UNIT VALUES: WITH TRUEACCUMULATION HD 60 BPS AND COMBO 5%/HAV 80
                                  BPS (2.55%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02456        $12.18109            0
    01/01/2010 to 12/31/2010                             $12.18109        $13.29895            0
    01/01/2011 to 12/31/2011                             $13.29895        $12.62351            0

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                    Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.03690        $12.37747            0
    01/01/2010 to 12/31/2010                         $12.37747        $13.72360            0
    01/01/2011 to 12/31/2011                         $13.72360        $13.39736            0
------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.07556        $12.42541            0
    01/01/2010 to 12/31/2010                         $12.42541        $13.79371            0
    01/01/2011 to 12/31/2011                         $13.79371        $13.93111            0
------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.02338        $12.00642            0
    01/01/2010 to 12/31/2010                         $12.00642        $13.14918            0
    01/01/2011 to 12/31/2011                         $13.14918        $12.66644            0
------------------------------------------------------------------------------------------------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011                         $9.99793         $9.11424            0
------------------------------------------------------------------------------------------------------
AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.09816        $12.71996            0
    01/01/2010 to 12/31/2010                         $12.71996        $13.94659            0
    01/01/2011 to 12/31/2011                         $13.94659        $13.53296            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009                          $9.93808         $9.58121            0
    01/01/2010 to 12/31/2010                          $9.58121        $10.33077            0
    01/01/2011 to 12/31/2011                         $10.33077        $11.04501            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009                          $9.92252         $9.64707            0
    01/01/2010 to 12/31/2010                          $9.64707        $10.45909            0
    01/01/2011 to 12/31/2011                         $10.45909        $11.58410            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009                          $9.90529         $9.54816            0
    01/01/2010 to 12/31/2010                          $9.54816        $10.36817            0
    01/01/2011 to 12/31/2011                         $10.36817        $11.72540            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009                          $9.88401         $9.22399            0
    01/01/2010 to 12/31/2010                          $9.22399        $10.05966            0
    01/01/2011 to 12/31/2011                         $10.05966        $11.64163            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010                         $9.99724        $10.93095            0
    01/01/2011 to 12/31/2011                         $10.93095        $12.82319            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011                         $9.99793        $11.93636            0
------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.03868        $12.27446            0
    01/01/2010 to 12/31/2010                         $12.27446        $13.56977            0
    01/01/2011 to 12/31/2011                         $13.56977        $12.91120            0
------------------------------------------------------------------------------------------------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.05229        $12.30737            0
    01/01/2010 to 12/31/2010                         $12.30737        $13.72233            0
    01/01/2011 to 12/31/2011                         $13.72233        $13.06152            0
------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.03974        $11.90310            0
    01/01/2010 to 12/31/2010                         $11.90310        $12.99014            0
    01/01/2011 to 12/31/2011                         $12.99014        $12.43712            0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.61469        $14.46969            0
    01/01/2010 to 12/31/2010                                     $14.46969        $18.15795            0
    01/01/2011 to 12/31/2011                                     $18.15795        $18.87343            0
------------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.98051        $12.94608            0
    01/01/2010 to 12/31/2010                                     $12.94608        $16.73243            0
    01/01/2011 to 12/31/2011                                     $16.73243        $14.17694            0
------------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.02678        $11.93627            0
    01/01/2010 to 12/31/2010                                     $11.93627        $13.18992            0
    01/01/2011 to 12/31/2011                                     $13.18992        $12.54407            0
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.01305        $12.26126            0
    01/01/2010 to 12/31/2010                                     $12.26126        $13.67333            0
    01/01/2011 to 12/31/2011                                     $13.67333        $13.13274            0
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.98504        $12.12139            0
    01/01/2010 to 12/31/2010                                     $12.12139        $14.06775            0
    01/01/2011 to 12/31/2011                                     $14.06775        $12.86540            0
------------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.85931        $13.89520            0
    01/01/2010 to 12/31/2010                                     $13.89520        $16.28633            0
    01/01/2011 to 12/31/2011                                     $16.28633        $15.08104            0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.04650        $12.80244            0
    01/01/2010 to 12/31/2010                                     $12.80244        $13.76804            0
    01/01/2011 to 12/31/2011                                     $13.76804        $12.89430            0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.12452        $12.16923            0
    01/01/2010 to 12/31/2010                                     $12.16923        $13.39542            0
    01/01/2011 to 12/31/2011                                     $13.39542        $12.34140            0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.05955        $13.44579            0
    01/01/2010 to 12/31/2010                                     $13.44579        $15.71054            0
    01/01/2011 to 12/31/2011                                     $15.71054        $14.86377            0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.95308        $12.72233            0
    01/01/2010 to 12/31/2010                                     $12.72233        $15.72644            0
    01/01/2011 to 12/31/2011                                     $15.72644        $15.53511            0
------------------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.01698        $12.48013            0
    01/01/2010 to 12/31/2010                                     $12.48013        $13.81219            0
    01/01/2011 to 12/31/2011                                     $13.81219        $13.89619            0
------------------------------------------------------------------------------------------------------------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.04092        $12.21260            0
    01/01/2010 to 12/31/2010                                     $12.21260        $13.55399            0
    01/01/2011 to 12/31/2011                                     $13.55399        $13.14172            0
------------------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.02456        $11.82508            0
    01/01/2010 to 12/31/2010                                     $11.82508        $12.86791            0
    01/01/2011 to 12/31/2011                                     $12.86791        $12.48437            0

                                                                                            Number of
                                                        Accumulation     Accumulation      Accumulation
                                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                         Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.14310        $13.23292            0
    01/01/2010 to 12/31/2010                              $13.23292        $14.77423            0
    01/01/2011 to 12/31/2011                              $14.77423        $12.54483            0
-----------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.11760        $13.06484            0
    01/01/2010 to 12/31/2010                              $13.06484        $14.15155            0
    01/01/2011 to 12/31/2011                              $14.15155        $12.06765            0
-----------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.07967        $11.63330            0
    01/01/2010 to 12/31/2010                              $11.63330        $12.17390            0
    01/01/2011 to 12/31/2011                              $12.17390        $11.89893            0
-----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                             $10.08332        $10.27904            0
    01/01/2010 to 12/31/2010                              $10.27904        $11.15736            0
    01/01/2011 to 12/31/2011                              $11.15736        $10.95203            0
-----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                             $10.14470        $10.28882            0
    01/01/2010 to 12/31/2010                              $10.28882        $11.40962            0
    01/01/2011 to 12/31/2011                              $11.40962        $10.47259            0
-----------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.12726        $13.54976            0
    01/01/2010 to 12/31/2010                              $13.54976        $14.15991            0
    01/01/2011 to 12/31/2011                              $14.15991        $12.54418            0
-----------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.06253        $12.69646            0
    01/01/2010 to 12/31/2010                              $12.69646        $14.00962            0
    01/01/2011 to 12/31/2011                              $14.00962        $13.08967            0
-----------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.03375        $12.04927            0
    01/01/2010 to 12/31/2010                              $12.04927        $13.32542            0
    01/01/2011 to 12/31/2011                              $13.32542        $14.31591            0
-----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.00716        $12.67837            0
    01/01/2010 to 12/31/2010                              $12.67837        $14.80468            0
    01/01/2011 to 12/31/2011                              $14.80468        $14.30478            0
-----------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.07230        $13.32699            0
    01/01/2010 to 12/31/2010                              $13.32699        $14.56080            0
    01/01/2011 to 12/31/2011                              $14.56080        $13.75390            0
-----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.02809        $12.11670            0
    01/01/2010 to 12/31/2010                              $12.11670        $13.32566            0
    01/01/2011 to 12/31/2011                              $13.32566        $12.91710            0
-----------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                               $9.98574        $13.19300            0
    01/01/2010 to 12/31/2010                              $13.19300        $15.90181            0
    01/01/2011 to 12/31/2011                              $15.90181        $14.97122            0

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.99953         $9.83859            0
    01/01/2010 to 12/31/2010                                $9.83859         $9.59592            0
    01/01/2011 to 12/31/2011                                $9.59592         $9.35949            0
------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.13089        $13.67744            0
    01/01/2010 to 12/31/2010                               $13.67744        $16.46273            0
    01/01/2011 to 12/31/2011                               $16.46273        $15.65461            0
------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                              $10.02784        $10.05583            0
------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.97665        $12.32787            0
    01/01/2010 to 12/31/2010                               $12.32787        $15.46823            0
    01/01/2011 to 12/31/2011                               $15.46823        $15.33808            0
------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.93448        $12.03170            0
    01/01/2010 to 12/31/2010                               $12.03170        $14.11014            0
    01/01/2011 to 04/29/2011                               $14.11014        $15.78252            0
------------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.05425        $14.75326            0
    01/01/2010 to 12/31/2010                               $14.75326        $17.58989            0
    01/01/2011 to 12/31/2011                               $17.58989        $13.67522            0
------------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.99043        $10.45294            0
    01/01/2010 to 12/31/2010                               $10.45294        $10.58999            0
    01/01/2011 to 12/31/2011                               $10.58999        $10.55888            0
------------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.98230        $11.01861            0
    01/01/2010 to 12/31/2010                               $11.01861        $11.57349            0
    01/01/2011 to 12/31/2011                               $11.57349        $11.64447            0
------------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.02086        $11.57360            0
    01/01/2010 to 12/31/2010                               $11.57360        $12.47853            0
    01/01/2011 to 12/31/2011                               $12.47853        $12.28952            0
------------------------------------------------------------------------------------------------------------
AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                              $10.01785        $10.05573            0
------------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.07703        $12.76961            0
    01/01/2010 to 12/31/2010                               $12.76961        $14.32572            0
    01/01/2011 to 12/31/2011                               $14.32572        $14.45259            0
------------------------------------------------------------------------------------------------------------
AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011                               $9.99793         $8.84883            0
------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.08069        $12.34943            0
    01/01/2010 to 12/31/2010                               $12.34943        $13.46445            0
    01/01/2011 to 12/31/2011                               $13.46445        $12.68591            0
------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.00819        $13.09652            0
    01/01/2010 to 12/31/2010                               $13.09652        $17.42135            0
    01/01/2011 to 12/31/2011                               $17.42135        $16.82186            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.97547        $12.90432            0
    01/01/2010 to 12/31/2010                                $12.90432        $15.85412            0
    01/01/2011 to 12/31/2011                                $15.85412        $14.53584            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.03822        $12.11086            0
    01/01/2010 to 12/31/2010                                $12.11086        $13.17158            0
    01/01/2011 to 12/31/2011                                $13.17158        $13.09896            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.09998        $12.86680            0
    01/01/2010 to 12/31/2010                                $12.86680        $14.20812            0
    01/01/2011 to 12/31/2011                                $14.20812        $13.62777            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.01723        $11.07285            0
    01/01/2010 to 12/31/2010                                $11.07285        $11.41726            0
    01/01/2011 to 12/31/2011                                $11.41726        $11.59254            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98682        $13.12242            0
    01/01/2010 to 12/31/2010                                $13.12242        $14.81893            0
    01/01/2011 to 12/31/2011                                $14.81893        $14.20547            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.30092        $13.71525            0
    01/01/2010 to 12/31/2010                                $13.71525        $16.10944            0
    01/01/2011 to 12/31/2011                                $16.10944        $13.36518            0
-------------------------------------------------------------------------------------------------------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.06161        $12.72650            0
    01/01/2010 to 12/31/2010                                $12.72650        $14.22613            0
    01/01/2011 to 12/31/2011                                $14.22613        $13.39305            0
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98898        $10.72608            0
    01/01/2010 to 12/31/2010                                $10.72608        $11.27458            0
    01/01/2011 to 12/31/2011                                $11.27458        $11.65670            0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009                                $10.07048        $12.78861            0
    01/01/2010 to 12/31/2010                                $12.78861        $13.74728            0
    01/01/2011 to 12/31/2011                                $13.74728        $13.18152            0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

           ACCUMULATION UNIT VALUES: BASIC DEATH BENEFIT ONLY (1.50%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.09320        $10.44139          36,239
    01/01/2008 to 12/31/2008                             $10.44139         $7.01262         193,673
    01/01/2009 to 12/31/2009                              $7.01262         $8.59177         187,189
    01/01/2010 to 12/31/2010                              $8.59177         $9.47734         186,399
    01/01/2011 to 12/31/2011                              $9.47734         $9.08903         147,297
----------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.11485        $10.49227               0
    01/01/2008 to 12/31/2008                             $10.49227         $7.25618          48,593
    01/01/2009 to 12/31/2009                              $7.25618         $9.02187          87,449
    01/01/2010 to 12/31/2010                              $9.02187        $10.10658          89,278
    01/01/2011 to 12/31/2011                             $10.10658         $9.96839          71,572
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.06626         $9.56632               0
    01/01/2008 to 12/31/2008                              $9.56632         $6.15018           1,808
    01/01/2009 to 12/31/2009                              $6.15018         $7.13610           1,181
    01/01/2010 to 12/31/2010                              $7.13610         $8.00389             400
    01/01/2011 to 12/31/2011                              $8.00389         $8.16726             604
----------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07697        $10.45195           7,133
    01/01/2008 to 12/31/2008                             $10.45195         $7.34190         195,581
    01/01/2009 to 12/31/2009                              $7.34190         $8.91844         262,922
    01/01/2010 to 12/31/2010                              $8.91844         $9.86838         265,893
    01/01/2011 to 12/31/2011                              $9.86838         $9.60432         219,493
----------------------------------------------------------------------------------------------------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011                             $9.99877         $9.17759               0
----------------------------------------------------------------------------------------------------------
AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07803         $9.82154               0
    01/01/2008 to 12/31/2008                              $9.82154         $6.06690               0
    01/01/2009 to 12/31/2009                              $6.06690         $7.06845             139
    01/01/2010 to 12/31/2010                              $7.06845         $7.83029             104
    01/01/2011 to 12/31/2011                              $7.83029         $7.67662              78
----------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.11632        $10.42695           3,868
    01/01/2008 to 12/31/2008                             $10.42695         $6.68349          69,913
    01/01/2009 to 12/31/2009                              $6.68349         $8.25251          73,436
    01/01/2010 to 12/31/2010                              $8.25251         $9.21780          86,935
    01/01/2011 to 12/31/2011                              $9.21780         $8.86123          68,751
----------------------------------------------------------------------------------------------------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                            $10.09932         $6.70554           8,144
    01/01/2009 to 12/31/2009                              $6.70554         $8.38012           8,650
    01/01/2010 to 12/31/2010                              $8.38012         $9.44028           5,293
    01/01/2011 to 12/31/2011                              $9.44028         $9.07863           3,544

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.08114         $7.35523           8,946
    01/01/2009 to 12/31/2009                                 $7.35523         $8.94120          27,885
    01/01/2010 to 12/31/2010                                 $8.94120         $9.85881          26,418
    01/01/2011 to 12/31/2011                                 $9.85881         $9.53676          22,491
-------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.10606         $9.37462               0
    01/01/2008 to 12/31/2008                                 $9.37462         $5.99858               0
    01/01/2009 to 12/31/2009                                 $5.99858         $7.79678              74
    01/01/2010 to 12/31/2010                                 $7.79678         $9.88521              41
    01/01/2011 to 12/31/2011                                 $9.88521        $10.38099              29
-------------------------------------------------------------------------------------------------------------
AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.12750         $8.84127               0
    01/01/2008 to 07/18/2008                                 $8.84127         $8.10838               0
-------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09539        $10.22279               0
    01/01/2008 to 12/31/2008                                $10.22279         $5.63081           1,184
    01/01/2009 to 12/31/2009                                 $5.63081         $7.35943             621
    01/01/2010 to 12/31/2010                                 $7.35943         $9.61033             558
    01/01/2011 to 12/31/2011                                 $9.61033         $8.22684           1,075
-------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.10365         $7.51558           3,810
    01/01/2009 to 12/31/2009                                 $7.51558         $8.97636           1,235
    01/01/2010 to 12/31/2010                                 $8.97636        $10.02176             614
    01/01/2011 to 12/31/2011                                $10.02176         $9.62956             615
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.08903        $10.43602           5,925
    01/01/2008 to 12/31/2008                                $10.43602         $6.73586          50,335
    01/01/2009 to 12/31/2009                                 $6.73586         $8.21894         104,418
    01/01/2010 to 12/31/2010                                 $8.21894         $9.26045         118,477
    01/01/2011 to 12/31/2011                                 $9.26045         $8.98642          84,603
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.12468        $10.57296           8,727
    01/01/2008 to 12/31/2008                                $10.57296         $6.17596         244,916
    01/01/2009 to 12/31/2009                                 $6.17596         $7.66499         594,318
    01/01/2010 to 12/31/2010                                 $7.66499         $8.98792         843,988
    01/01/2011 to 12/31/2011                                 $8.98792         $8.30480         416,597
-------------------------------------------------------------------------------------------------------------
AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008                                $9.99878         $7.47904               0
    01/01/2009 to 11/13/2009                                 $7.47904         $8.37746               0
-------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008                               $10.17546         $6.11840               0
    01/01/2009 to 12/31/2009                                 $6.11840         $8.14369               0
    01/01/2010 to 12/31/2010                                 $8.14369         $9.64393               0
    01/01/2011 to 12/31/2011                                 $9.64393         $9.02266               0
-------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.13427        $10.41858             158
    01/01/2008 to 12/31/2008                                $10.41858         $6.13100           1,573
    01/01/2009 to 12/31/2009                                 $6.13100         $9.02402           1,253
    01/01/2010 to 12/31/2010                                 $9.02402         $9.80506           1,362
    01/01/2011 to 12/31/2011                                 $9.80506         $9.27777           1,884

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.07378        $10.21505             240
    01/01/2008 to 12/31/2008                                     $10.21505         $5.96882           1,865
    01/01/2009 to 12/31/2009                                      $5.96882         $7.00895           1,864
    01/01/2010 to 12/31/2010                                      $7.00895         $7.79506           1,863
    01/01/2011 to 12/31/2011                                      $7.79506         $7.25601           1,862
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.12422        $10.43475             156
    01/01/2008 to 12/31/2008                                     $10.43475         $6.08671           1,963
    01/01/2009 to 12/31/2009                                      $6.08671         $9.42044           1,541
    01/01/2010 to 12/31/2010                                      $9.42044        $11.12114           1,540
    01/01/2011 to 12/31/2011                                     $11.12114        $10.63058           1,539
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008                                    $10.03366         $7.64560               0
    01/01/2009 to 12/31/2009                                      $7.64560         $9.55478               0
    01/01/2010 to 12/31/2010                                      $9.55478        $11.93314               0
    01/01/2011 to 12/31/2011                                     $11.93314        $11.90982               0
------------------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.01108        $10.53352               0
    01/01/2008 to 12/31/2008                                     $10.53352         $7.72692              64
    01/01/2009 to 12/31/2009                                      $7.72692        $10.31917              64
    01/01/2010 to 12/31/2010                                     $10.31917        $11.53876           3,579
    01/01/2011 to 12/31/2011                                     $11.53876        $11.72900             596
------------------------------------------------------------------------------------------------------------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                                    $10.11184         $7.14807             828
    01/01/2009 to 12/31/2009                                      $7.14807         $8.92034           1,477
    01/01/2010 to 12/31/2010                                      $8.92034        $10.00264           1,591
    01/01/2011 to 12/31/2011                                     $10.00264         $9.79869           1,069
------------------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                                    $10.08932         $7.62472          17,788
    01/01/2009 to 12/31/2009                                      $7.62472         $9.26843          25,884
    01/01/2010 to 12/31/2010                                      $9.26843        $10.19024          25,837
    01/01/2011 to 12/31/2011                                     $10.19024         $9.98865          20,411
------------------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.24213        $11.07952               0
    01/01/2008 to 12/31/2008                                     $11.07952         $5.43245           2,848
    01/01/2009 to 12/31/2009                                      $5.43245         $7.24079           2,024
    01/01/2010 to 12/31/2010                                      $7.24079         $8.16782             922
    01/01/2011 to 12/31/2011                                      $8.16782         $7.00698           1,081
------------------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.18889        $10.48133             160
    01/01/2008 to 12/31/2008                                     $10.48133         $5.78239           3,050
    01/01/2009 to 12/31/2009                                      $5.78239         $7.43422           3,396
    01/01/2010 to 12/31/2010                                      $7.43422         $8.13590           3,363
    01/01/2011 to 12/31/2011                                      $8.13590         $7.00972           3,325
------------------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.08328         $9.70119           5,926
    01/01/2008 to 12/31/2008                                      $9.70119         $7.87406          51,021
    01/01/2009 to 12/31/2009                                      $7.87406         $9.46570          91,064
    01/01/2010 to 12/31/2010                                      $9.46570        $10.00817          93,903
    01/01/2011 to 12/31/2011                                     $10.00817         $9.88321          71,276

                                                                                            Number of
                                                        Accumulation     Accumulation      Accumulation
                                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                         Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                             $10.08416        $10.29292              0
    01/01/2010 to 12/31/2010                              $10.29292        $11.28818              0
    01/01/2011 to 12/31/2011                              $11.28818        $11.19497              0
-----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                             $10.14555        $10.30271              0
    01/01/2010 to 12/31/2010                              $10.30271        $11.54334              0
    01/01/2011 to 12/31/2011                              $11.54334        $10.70495              0
-----------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.18230        $10.35188             81
    01/01/2008 to 12/31/2008                              $10.35188         $5.97843          1,588
    01/01/2009 to 12/31/2009                               $5.97843         $8.00343          1,078
    01/01/2010 to 12/31/2010                               $8.00343         $8.45042            525
    01/01/2011 to 12/31/2011                               $8.45042         $7.56372            525
-----------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.09233         $9.56825          1,080
    01/01/2008 to 12/31/2008                               $9.56825         $5.51560          1,077
    01/01/2009 to 12/31/2009                               $5.51560         $6.49008          1,076
    01/01/2010 to 12/31/2010                               $6.49008         $7.23545              0
    01/01/2011 to 12/31/2011                               $7.23545         $6.83026              0
-----------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.00724        $10.40723              0
    01/01/2008 to 12/31/2008                              $10.40723         $7.86918              0
    01/01/2009 to 12/31/2009                               $7.86918        $10.43532            826
    01/01/2010 to 12/31/2010                              $10.43532        $11.66016            797
    01/01/2011 to 12/31/2011                              $11.66016        $12.65627            764
-----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.13328        $10.83502          1,395
    01/01/2008 to 12/31/2008                              $10.83502         $6.01404          2,929
    01/01/2009 to 12/31/2009                               $6.01404         $7.68834          3,601
    01/01/2010 to 12/31/2010                               $7.68834         $9.07069          3,538
    01/01/2011 to 12/31/2011                               $9.07069         $8.85498          3,466
-----------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.15667        $10.44129            409
    01/01/2008 to 12/31/2008                              $10.44129         $6.79032          8,688
    01/01/2009 to 12/31/2009                               $6.79032         $8.79760          1,037
    01/01/2010 to 12/31/2010                               $8.79760         $9.71160          1,036
    01/01/2011 to 12/31/2011                               $9.71160         $9.26842          1,036
-----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.10878        $10.77409              0
    01/01/2008 to 12/31/2008                              $10.77409         $6.76122              0
    01/01/2009 to 12/31/2009                               $6.76122         $8.28013              0
    01/01/2010 to 12/31/2010                               $8.28013         $9.20054              0
    01/01/2011 to 12/31/2011                               $9.20054         $9.01074              0
-----------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.07777         $9.75803              0
    01/01/2008 to 12/31/2008                               $9.75803         $5.94845            620
    01/01/2009 to 12/31/2009                               $5.94845         $8.13925          1,679
    01/01/2010 to 12/31/2010                               $8.13925         $9.91193          1,678
    01/01/2011 to 12/31/2011                               $9.91193         $9.42837          1,677

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.00009        $10.13792           6,546
    01/01/2008 to 12/31/2008                             $10.13792        $10.23870          10,929
    01/01/2009 to 12/31/2009                             $10.23870        $10.11181          18,836
    01/01/2010 to 12/31/2010                             $10.11181         $9.96478          17,831
    01/01/2011 to 12/31/2011                              $9.96478         $9.81941          10,742
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.10489        $10.03366             164
    01/01/2008 to 12/31/2008                             $10.03366         $5.70783           2,005
    01/01/2009 to 12/31/2009                              $5.70783         $7.90899           1,538
    01/01/2010 to 12/31/2010                              $7.90899         $9.61810           1,452
    01/01/2011 to 12/31/2011                              $9.61810         $9.24058           1,422
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                            $10.02868        $10.07373               0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.15855        $10.51047               0
    01/01/2008 to 12/31/2008                             $10.51047         $5.88338             206
    01/01/2009 to 12/31/2009                              $5.88338         $7.52300             316
    01/01/2010 to 12/31/2010                              $7.52300         $9.53713             233
    01/01/2011 to 12/31/2011                              $9.53713         $9.55460             199
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.05157        $11.24772              73
    01/01/2008 to 12/31/2008                             $11.24772         $6.36737             507
    01/01/2009 to 12/31/2009                              $6.36737         $7.68860             569
    01/01/2010 to 12/31/2010                              $7.68860         $9.11006             552
    01/01/2011 to 04/29/2011                              $9.11006        $10.22410               0
----------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008                            $10.10152         $5.57836               0
    01/01/2009 to 12/31/2009                              $5.57836         $9.15131           2,177
    01/01/2010 to 12/31/2010                              $9.15131        $11.02373             949
    01/01/2011 to 12/31/2011                             $11.02373         $8.65913             832
----------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007                             $9.99878        $10.35253               0
    01/01/2008 to 12/31/2008                             $10.35253        $10.31309           9,233
    01/01/2009 to 12/31/2009                             $10.31309        $11.19983           5,110
    01/01/2010 to 12/31/2010                             $11.19983        $11.46443           2,532
    01/01/2011 to 12/31/2011                             $11.46443        $11.54901           1,923
----------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007                             $9.99015        $10.61317           1,813
    01/01/2008 to 12/31/2008                             $10.61317        $10.21996          13,017
    01/01/2009 to 12/31/2009                             $10.21996        $11.73265           8,123
    01/01/2010 to 12/31/2010                             $11.73265        $12.45111           7,252
    01/01/2011 to 12/31/2011                             $12.45111        $12.65692           7,159
----------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.05254        $10.50250          15,721
    01/01/2008 to 12/31/2008                             $10.50250         $8.33099         188,702
    01/01/2009 to 12/31/2009                              $8.33099         $9.85231         261,340
    01/01/2010 to 12/31/2010                              $9.85231        $10.73264         248,407
    01/01/2011 to 12/31/2011                             $10.73264        $10.67932         221,353
----------------------------------------------------------------------------------------------------------
AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                            $10.01869        $10.07365               0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.08346         $9.75661             349
    01/01/2008 to 12/31/2008                                 $9.75661         $5.89074           9,045
    01/01/2009 to 12/31/2009                                 $5.89074         $7.07001             570
    01/01/2010 to 12/31/2010                                 $7.07001         $8.01363             569
    01/01/2011 to 12/31/2011                                 $8.01363         $8.16814             569
-------------------------------------------------------------------------------------------------------------
AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011                                $9.99877         $8.91023               0
-------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.08222        $10.42652               0
    01/01/2008 to 12/31/2008                                $10.42652         $7.17097          21,101
    01/01/2009 to 12/31/2009                                 $7.17097         $9.00157          44,678
    01/01/2010 to 12/31/2010                                 $9.00157         $9.91585          47,755
    01/01/2011 to 12/31/2011                                 $9.91585         $9.43900          39,663
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09687         $9.87873               0
    01/01/2008 to 12/31/2008                                 $9.87873         $6.32631             123
    01/01/2009 to 12/31/2009                                 $6.32631         $8.34608             103
    01/01/2010 to 12/31/2010                                 $8.34608        $11.21701              66
    01/01/2011 to 12/31/2011                                $11.21701        $10.94299              61
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09300         $9.46174               0
    01/01/2008 to 12/31/2008                                 $9.46174         $6.55164             879
    01/01/2009 to 12/31/2009                                 $6.55164         $8.19749           1,451
    01/01/2010 to 12/31/2010                                 $8.19749        $10.17554           1,409
    01/01/2011 to 12/31/2011                                $10.17554         $9.42601           1,388
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.07001        $10.21138             817
    01/01/2008 to 12/31/2008                                $10.21138         $7.45021          29,402
    01/01/2009 to 12/31/2009                                 $7.45021         $9.11168          64,679
    01/01/2010 to 12/31/2010                                 $9.11168        $10.01224          65,983
    01/01/2011 to 12/31/2011                                $10.01224        $10.05986          60,257
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09111         $9.49328               0
    01/01/2008 to 12/31/2008                                 $9.49328         $5.43545             601
    01/01/2009 to 12/31/2009                                 $5.43545         $6.62933             601
    01/01/2010 to 12/31/2010                                 $6.62933         $7.39612             600
    01/01/2011 to 12/31/2011                                 $7.39612         $7.16740             600
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.00720        $10.61932             159
    01/01/2008 to 12/31/2008                                $10.61932        $10.20756           2,627
    01/01/2009 to 12/31/2009                                $10.20756        $11.27487           5,501
    01/01/2010 to 12/31/2010                                $11.27487        $11.74596           4,851
    01/01/2011 to 12/31/2011                                $11.74596        $12.04961           4,738
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.14558        $10.08574           1,053
    01/01/2008 to 12/31/2008                                $10.08574         $5.90554           2,251
    01/01/2009 to 12/31/2009                                 $5.90554         $8.92350           2,877
    01/01/2010 to 12/31/2010                                 $8.92350        $10.18149           1,786
    01/01/2011 to 12/31/2011                                $10.18149         $9.86091           1,779

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.18054        $11.64962             494
    01/01/2008 to 12/31/2008                                $11.64962         $5.74017           4,203
    01/01/2009 to 12/31/2009                                 $5.74017         $8.44609           5,499
    01/01/2010 to 12/31/2010                                 $8.44609        $10.02311           3,643
    01/01/2011 to 12/31/2011                                $10.02311         $8.40188           3,680
-------------------------------------------------------------------------------------------------------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.13036        $10.36673              23
    01/01/2008 to 12/31/2008                                $10.36673         $5.89032           9,337
    01/01/2009 to 12/31/2009                                 $5.89032         $7.45305           8,924
    01/01/2010 to 12/31/2010                                 $7.45305         $8.41749           8,099
    01/01/2011 to 12/31/2011                                 $8.41749         $8.00650           7,879
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007                                $9.99878         $9.98165               0
    01/01/2008 to 12/31/2008                                 $9.98165         $9.32155               0
    01/01/2009 to 12/31/2009                                 $9.32155        $10.25168               0
    01/01/2010 to 12/31/2010                                $10.25168        $10.88762               0
    01/01/2011 to 12/31/2011                                $10.88762        $11.37290               0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008                               $10.07816         $6.65060          20,066
    01/01/2009 to 12/31/2009                                 $6.65060         $8.52206          54,865
    01/01/2010 to 12/31/2010                                 $8.52206         $9.25566          51,668
    01/01/2011 to 12/31/2011                                 $9.25566         $8.96647          41,470
-------------------------------------------------------------------------------------------------------------
PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.08904         $7.68001               0
    01/01/2009 to 12/31/2009                                 $7.68001         $9.19810               0
    01/01/2010 to 12/31/2010                                 $9.19810        $10.63535               0
    01/01/2011 to 12/31/2011                                $10.63535        $11.20603               0
-------------------------------------------------------------------------------------------------------------
PROFUND VP CONSUMER SERVICES
    05/01/2008* to 12/31/2008                               $10.26805         $7.05023               0
    01/01/2009 to 12/31/2009                                 $7.05023         $9.08555               0
    01/01/2010 to 12/31/2010                                 $9.08555        $10.86563               0
    01/01/2011 to 12/31/2011                                $10.86563        $11.29384               0
-------------------------------------------------------------------------------------------------------------
PROFUND VP FINANCIALS
    05/01/2008* to 12/31/2008                               $10.38575         $5.27795               0
    01/01/2009 to 12/31/2009                                 $5.27795         $5.98034               0
    01/01/2010 to 12/31/2010                                 $5.98034         $6.53580              77
    01/01/2011 to 12/31/2011                                 $6.53580         $5.54848             485
-------------------------------------------------------------------------------------------------------------
PROFUND VP HEALTH CARE
    05/01/2008* to 12/31/2008                               $10.15197         $8.34539               0
    01/01/2009 to 12/31/2009                                 $8.34539         $9.82975               0
    01/01/2010 to 12/31/2010                                 $9.82975         $9.95975              49
    01/01/2011 to 12/31/2011                                 $9.95975        $10.80492             305
-------------------------------------------------------------------------------------------------------------
PROFUND VP INDUSTRIALS
    05/01/2008* to 12/31/2008                               $10.16548         $6.10363               0
    01/01/2009 to 12/31/2009                                 $6.10363         $7.46247               0
    01/01/2010 to 12/31/2010                                 $7.46247         $9.09813               0
    01/01/2011 to 12/31/2011                                 $9.09813         $8.80361               0

                                                                         Number of
                                     Accumulation     Accumulation      Accumulation
                                     Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                      Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------
PROFUND VP LARGE-CAP GROWTH
    05/01/2008* to 12/31/2008          $10.11070         $6.72389              0
    01/01/2009 to 12/31/2009            $6.72389         $8.59400              0
    01/01/2010 to 12/31/2010            $8.59400         $9.58321              0
    01/01/2011 to 12/31/2011            $9.58321         $9.73711              0
----------------------------------------------------------------------------------------
PROFUND VP LARGE-CAP VALUE
    05/01/2008* to 12/31/2008          $10.24148         $6.27859              0
    01/01/2009 to 12/31/2009            $6.27859         $7.38976              0
    01/01/2010 to 12/31/2010            $7.38976         $8.21923              0
    01/01/2011 to 12/31/2011            $8.21923         $7.99418              0
----------------------------------------------------------------------------------------
PROFUND VP MID-CAP GROWTH
    05/01/2008* to 12/31/2008          $10.07248         $6.20657              0
    01/01/2009 to 12/31/2009            $6.20657         $8.45773              0
    01/01/2010 to 12/31/2010            $8.45773        $10.70048              0
    01/01/2011 to 12/31/2011           $10.70048        $10.23726              0
----------------------------------------------------------------------------------------
PROFUND VP MID-CAP VALUE
    05/01/2008* to 12/31/2008          $10.18846         $6.47128              0
    01/01/2009 to 12/31/2009            $6.47128         $8.34377            438
    01/01/2010 to 12/31/2010            $8.34377         $9.90148            437
    01/01/2011 to 12/31/2011            $9.90148         $9.37230            436
----------------------------------------------------------------------------------------
PROFUND VP REAL ESTATE
    05/01/2008* to 12/31/2008          $10.25896         $5.52426              0
    01/01/2009 to 12/31/2009            $5.52426         $6.96089              0
    01/01/2010 to 12/31/2010            $6.96089         $8.55119              0
    01/01/2011 to 12/31/2011            $8.55119         $8.82499              0
----------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP GROWTH
    05/01/2008* to 12/31/2008          $10.11361         $6.81715              0
    01/01/2009 to 12/31/2009            $6.81715         $8.47395              0
    01/01/2010 to 12/31/2010            $8.47395        $10.49624              0
    01/01/2011 to 12/31/2011           $10.49624        $10.47373              0
----------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP VALUE
    05/01/2008* to 12/31/2008          $10.22860         $7.18694              0
    01/01/2009 to 12/31/2009            $7.18694         $8.52515              0
    01/01/2010 to 12/31/2010            $8.52515        $10.25540              0
    01/01/2011 to 12/31/2011           $10.25540         $9.68939              0
----------------------------------------------------------------------------------------
PROFUND VP TELECOMMUNICATIONS
    05/01/2008* to 12/31/2008          $10.27818         $7.27659              0
    01/01/2009 to 12/31/2009            $7.27659         $7.69368              0
    01/01/2010 to 12/31/2010            $7.69368         $8.76879             68
    01/01/2011 to 12/31/2011            $8.76879         $8.80057            356
----------------------------------------------------------------------------------------
PROFUND VP UTILITIES
    05/01/2008* to 12/31/2008          $10.09863         $7.22324              0
    01/01/2009 to 12/31/2009            $7.22324         $7.88038          3,642
    01/01/2010 to 12/31/2010            $7.88038         $8.22571          5,357
    01/01/2011 to 12/31/2011            $8.22571         $9.52320          5,238



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

 ACCUMULATION UNIT VALUES: WITH TRUEACCUMULATION HD 60 BPS AND COMBO 5%/HAV 80
                                  BPS (2.90%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02447        $12.15321            0
    01/01/2010 to 12/31/2010                             $12.15321        $13.22337            0
    01/01/2011 to 12/31/2011                             $13.22337        $12.50903            0
----------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.03681        $12.34923            0
    01/01/2010 to 12/31/2010                             $12.34923        $13.64580            0
    01/01/2011 to 12/31/2011                             $13.64580        $13.27618            0
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.07547        $12.39708            0
    01/01/2010 to 12/31/2010                             $12.39708        $13.71551            0
    01/01/2011 to 12/31/2011                             $13.71551        $13.80510            0
----------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02328        $11.97898            0
    01/01/2010 to 12/31/2010                             $11.97898        $13.07444            0
    01/01/2011 to 12/31/2011                             $13.07444        $12.55161            0
----------------------------------------------------------------------------------------------------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011                             $9.99765         $9.09341            0
----------------------------------------------------------------------------------------------------------
AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.09806        $12.69096            0
    01/01/2010 to 12/31/2010                             $12.69096        $13.86735            0
    01/01/2011 to 12/31/2011                             $13.86735        $13.41025            0
----------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009                              $9.93799         $9.55931            0
    01/01/2010 to 12/31/2010                              $9.55931        $10.27205            0
    01/01/2011 to 12/31/2011                             $10.27205        $10.94497            0
----------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009                              $9.92242         $9.62510            0
    01/01/2010 to 12/31/2010                              $9.62510        $10.39978            0
    01/01/2011 to 12/31/2011                             $10.39978        $11.47933            0
----------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009                              $9.90520         $9.52622            0
    01/01/2010 to 12/31/2010                              $9.52622        $10.30913            0
    01/01/2011 to 12/31/2011                             $10.30913        $11.61904            0
----------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009                              $9.88391         $9.20282            0
    01/01/2010 to 12/31/2010                              $9.20282        $10.00228            0
    01/01/2011 to 12/31/2011                             $10.00228        $11.53598            0
----------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010                             $9.99686        $10.89381            0
    01/01/2011 to 12/31/2011                             $10.89381        $12.73622            0
----------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011                             $9.99765        $11.89588            0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.03859        $12.24643            0
    01/01/2010 to 12/31/2010                                     $12.24643        $13.49271            0
    01/01/2011 to 12/31/2011                                     $13.49271        $12.79432            0
------------------------------------------------------------------------------------------------------------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.05220        $12.27924            0
    01/01/2010 to 12/31/2010                                     $12.27924        $13.64429            0
    01/01/2011 to 12/31/2011                                     $13.64429        $12.94307            0
------------------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.03965        $11.87597            0
    01/01/2010 to 12/31/2010                                     $11.87597        $12.91640            0
    01/01/2011 to 12/31/2011                                     $12.91640        $12.32446            0
------------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.61460        $14.43676            0
    01/01/2010 to 12/31/2010                                     $14.43676        $18.05513            0
    01/01/2011 to 12/31/2011                                     $18.05513        $18.70280            0
------------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.98042        $12.91660            0
    01/01/2010 to 12/31/2010                                     $12.91660        $16.63763            0
    01/01/2011 to 12/31/2011                                     $16.63763        $14.04858            0
------------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.02669        $11.90909            0
    01/01/2010 to 12/31/2010                                     $11.90909        $13.11500            0
    01/01/2011 to 12/31/2011                                     $13.11500        $12.43033            0
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.01295        $12.23324            0
    01/01/2010 to 12/31/2010                                     $12.23324        $13.59564            0
    01/01/2011 to 12/31/2011                                     $13.59564        $13.01379            0
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.98495        $12.09369            0
    01/01/2010 to 12/31/2010                                     $12.09369        $13.98776            0
    01/01/2011 to 12/31/2011                                     $13.98776        $12.74878            0
------------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.85922        $13.86353            0
    01/01/2010 to 12/31/2010                                     $13.86353        $16.19384            0
    01/01/2011 to 12/31/2011                                     $16.19384        $14.94445            0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.04641        $12.77319            0
    01/01/2010 to 12/31/2010                                     $12.77319        $13.68981            0
    01/01/2011 to 12/31/2011                                     $13.68981        $12.77753            0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.12442        $12.14148            0
    01/01/2010 to 12/31/2010                                     $12.14148        $13.31934            0
    01/01/2011 to 12/31/2011                                     $13.31934        $12.22958            0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.05946        $13.41518            0
    01/01/2010 to 12/31/2010                                     $13.41518        $15.62134            0
    01/01/2011 to 12/31/2011                                     $15.62134        $14.72914            0

                                                                                            Number of
                                                        Accumulation     Accumulation      Accumulation
                                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                         Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                               $9.95299        $12.69329            0
    01/01/2010 to 12/31/2010                              $12.69329        $15.63705            0
    01/01/2011 to 12/31/2011                              $15.63705        $15.39414            0
-----------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.01688        $12.45163            0
    01/01/2010 to 12/31/2010                              $12.45163        $13.73369            0
    01/01/2011 to 12/31/2011                              $13.73369        $13.77031            0
-----------------------------------------------------------------------------------------------------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.04082        $12.18477            0
    01/01/2010 to 12/31/2010                              $12.18477        $13.47712            0
    01/01/2011 to 12/31/2011                              $13.47712        $13.02281            0
-----------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.02447        $11.79813            0
    01/01/2010 to 12/31/2010                              $11.79813        $12.79497            0
    01/01/2011 to 12/31/2011                              $12.79497        $12.37140            0
-----------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.14301        $13.20274            0
    01/01/2010 to 12/31/2010                              $13.20274        $14.69040            0
    01/01/2011 to 12/31/2011                              $14.69040        $12.43113            0
-----------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.11751        $13.03502            0
    01/01/2010 to 12/31/2010                              $13.03502        $14.07124            0
    01/01/2011 to 12/31/2011                              $14.07124        $11.95834            0
-----------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.07957        $11.60666            0
    01/01/2010 to 12/31/2010                              $11.60666        $12.10466            0
    01/01/2011 to 12/31/2011                              $12.10466        $11.79109            0
-----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                             $10.08304        $10.27439            0
    01/01/2010 to 12/31/2010                              $10.27439        $11.11435            0
    01/01/2011 to 12/31/2011                              $11.11435        $10.87276            0
-----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                             $10.14442        $10.28421            0
    01/01/2010 to 12/31/2010                              $10.28421        $11.36565            0
    01/01/2011 to 12/31/2011                              $11.36565        $10.39676            0
-----------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.12716        $13.51883            0
    01/01/2010 to 12/31/2010                              $13.51883        $14.07943            0
    01/01/2011 to 12/31/2011                              $14.07943        $12.43049            0
-----------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.06244        $12.66734            0
    01/01/2010 to 12/31/2010                              $12.66734        $13.92984            0
    01/01/2011 to 12/31/2011                              $13.92984        $12.97090            0
-----------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.03366        $12.02178            0
    01/01/2010 to 12/31/2010                              $12.02178        $13.24974            0
    01/01/2011 to 12/31/2011                              $13.24974        $14.18626            0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.00707        $12.64957            0
    01/01/2010 to 12/31/2010                             $12.64957        $14.72094            0
    01/01/2011 to 12/31/2011                             $14.72094        $14.17532            0
----------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.07221        $13.29655            0
    01/01/2010 to 12/31/2010                             $13.29655        $14.47808            0
    01/01/2011 to 12/31/2011                             $14.47808        $13.62922            0
----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02799        $12.08911            0
    01/01/2010 to 12/31/2010                             $12.08911        $13.25000            0
    01/01/2011 to 12/31/2011                             $13.25000        $12.80009            0
----------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.98565        $13.16283            0
    01/01/2010 to 12/31/2010                             $13.16283        $15.81142            0
    01/01/2011 to 12/31/2011                             $15.81142        $14.83547            0
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.99944         $9.81616            0
    01/01/2010 to 12/31/2010                              $9.81616         $9.54143            0
    01/01/2011 to 12/31/2011                              $9.54143         $9.27469            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.13079        $13.64629            0
    01/01/2010 to 12/31/2010                             $13.64629        $16.36930            0
    01/01/2011 to 12/31/2011                             $16.36930        $15.51279            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                            $10.02756        $10.04995            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.97656        $12.29968            0
    01/01/2010 to 12/31/2010                             $12.29968        $15.38047            0
    01/01/2011 to 12/31/2011                             $15.38047        $15.19910            0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.93439        $12.00425            0
    01/01/2010 to 12/31/2010                             $12.00425        $14.02996            0
    01/01/2011 to 04/29/2011                             $14.02996        $15.67541            0
----------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.05416        $14.71971            0
    01/01/2010 to 12/31/2010                             $14.71971        $17.49023            0
    01/01/2011 to 12/31/2011                             $17.49023        $13.55149            0
----------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.99033        $10.42901            0
    01/01/2010 to 12/31/2010                             $10.42901        $10.52983            0
    01/01/2011 to 12/31/2011                             $10.52983        $10.46322            0
----------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009                              $9.98221        $10.99354            0
    01/01/2010 to 12/31/2010                             $10.99354        $11.50780            0
    01/01/2011 to 12/31/2011                             $11.50780        $11.53902            0
----------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02077        $11.54708            0
    01/01/2010 to 12/31/2010                             $11.54708        $12.40754            0
    01/01/2011 to 12/31/2011                             $12.40754        $12.17807            0
----------------------------------------------------------------------------------------------------------
AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                            $10.01757        $10.04986            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.07694        $12.74055            0
    01/01/2010 to 12/31/2010                                $12.74055        $14.24442            0
    01/01/2011 to 12/31/2011                                $14.24442        $14.32167            0
-------------------------------------------------------------------------------------------------------------
AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011                                $9.99765         $8.82850            0
-------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.08060        $12.32126            0
    01/01/2010 to 12/31/2010                                $12.32126        $13.38790            0
    01/01/2011 to 12/31/2011                                $13.38790        $12.57086            0
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.00810        $13.06654            0
    01/01/2010 to 12/31/2010                                $13.06654        $17.32244            0
    01/01/2011 to 12/31/2011                                $17.32244        $16.66943            0
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.97538        $12.87485            0
    01/01/2010 to 12/31/2010                                $12.87485        $15.76419            0
    01/01/2011 to 12/31/2011                                $15.76419        $14.40425            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.03813        $12.08319            0
    01/01/2010 to 12/31/2010                                $12.08319        $13.09667            0
    01/01/2011 to 12/31/2011                                $13.09667        $12.98015            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.09989        $12.83749            0
    01/01/2010 to 12/31/2010                                $12.83749        $14.12750            0
    01/01/2011 to 12/31/2011                                $14.12750        $13.50429            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.01714        $11.04760            0
    01/01/2010 to 12/31/2010                                $11.04760        $11.35239            0
    01/01/2011 to 12/31/2011                                $11.35239        $11.48755            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98673        $13.09243            0
    01/01/2010 to 12/31/2010                                $13.09243        $14.73465            0
    01/01/2011 to 12/31/2011                                $14.73465        $14.07669            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.30083        $13.68396            0
    01/01/2010 to 12/31/2010                                $13.68396        $16.01795            0
    01/01/2011 to 12/31/2011                                $16.01795        $13.24408            0
-------------------------------------------------------------------------------------------------------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.06152        $12.69747            0
    01/01/2010 to 12/31/2010                                $12.69747        $14.14542            0
    01/01/2011 to 12/31/2011                                $14.14542        $13.27174            0
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98889        $10.70164            0
    01/01/2010 to 12/31/2010                                $10.70164        $11.21061            0
    01/01/2011 to 12/31/2011                                $11.21061        $11.55121            0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009                                $10.07039        $12.75935            0
    01/01/2010 to 12/31/2010                                $12.75935        $13.66917            0
    01/01/2011 to 12/31/2011                                $13.66917        $13.06198            0

                                                                            Number of
                                        Accumulation     Accumulation      Accumulation
                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                         Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------
PROFUND VP CONSUMER GOODS PORTFOLIO
    05/01/2009 to 12/31/2009              $10.02904        $12.50502            0
    01/01/2010 to 12/31/2010              $12.50502        $14.26218            0
    01/01/2011 to 12/31/2011              $14.26218        $14.82312            0
-------------------------------------------------------------------------------------------
PROFUND VP CONSUMER SERVICES
    05/01/2009 to 12/31/2009               $9.95189        $12.24301            0
    01/01/2010 to 12/31/2010              $12.24301        $14.44258            0
    01/01/2011 to 12/31/2011              $14.44258        $14.80748            0
-------------------------------------------------------------------------------------------
PROFUND VP FINANCIALS
    05/01/2009 to 12/31/2009               $9.82693        $12.81388            0
    01/01/2010 to 12/31/2010              $12.81388        $13.81337            0
    01/01/2011 to 12/31/2011              $13.81337        $11.56703            0
-------------------------------------------------------------------------------------------
PROFUND VP HEALTH CARE
    05/01/2009 to 12/31/2009               $9.97635        $12.72057            0
    01/01/2010 to 12/31/2010              $12.72057        $12.71326            0
    01/01/2011 to 12/31/2011              $12.71326        $13.60450            0
-------------------------------------------------------------------------------------------
PROFUND VP INDUSTRIALS
    05/01/2009 to 12/31/2009              $10.11148        $12.71578            0
    01/01/2010 to 12/31/2010              $12.71578        $15.29182            0
    01/01/2011 to 12/31/2011              $15.29182        $14.59565            0
-------------------------------------------------------------------------------------------
PROFUND VP LARGE-CAP GROWTH
    05/01/2009 to 12/31/2009              $10.06836        $12.57847            0
    01/01/2010 to 12/31/2010              $12.57847        $13.83525            0
    01/01/2011 to 12/31/2011              $13.83525        $13.86631            0
-------------------------------------------------------------------------------------------
PROFUND VP LARGE-CAP VALUE
    05/01/2009 to 12/31/2009              $10.03414        $12.63385            0
    01/01/2010 to 12/31/2010              $12.63385        $13.86050            0
    01/01/2011 to 12/31/2011              $13.86050        $13.29753            0
-------------------------------------------------------------------------------------------
PROFUND VP MID-CAP GROWTH
    05/01/2009 to 12/31/2009               $9.99439        $12.60085            0
    01/01/2010 to 12/31/2010              $12.60085        $15.72547            0
    01/01/2011 to 12/31/2011              $15.72547        $14.84004            0
-------------------------------------------------------------------------------------------
PROFUND VP MID-CAP VALUE
    05/01/2009 to 12/31/2009               $9.91638        $12.70211            0
    01/01/2010 to 12/31/2010              $12.70211        $14.86840            0
    01/01/2011 to 12/31/2011              $14.86840        $13.88234            0
-------------------------------------------------------------------------------------------
PROFUND VP REAL ESTATE
    05/01/2009 to 12/31/2009               $9.61564        $13.95759            0
    01/01/2010 to 12/31/2010              $13.95759        $16.91315            0
    01/01/2011 to 12/31/2011              $16.91315        $17.21747            0
-------------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP GROWTH
    05/01/2009 to 12/31/2009              $10.01013        $12.51942            0
    01/01/2010 to 12/31/2010              $12.51942        $15.29615            0
    01/01/2011 to 12/31/2011              $15.29615        $15.05556            0
-------------------------------------------------------------------------------------------
PROFUND VP SMALL-CAP VALUE
    05/01/2009 to 12/31/2009               $9.95996        $12.34178            0
    01/01/2010 to 12/31/2010              $12.34178        $14.64461            0
    01/01/2011 to 12/31/2011              $14.64461        $13.64804            0
-------------------------------------------------------------------------------------------
PROFUND VP TELECOMMUNICATIONS
    05/01/2009 to 12/31/2009              $10.15330        $10.96627            0
    01/01/2010 to 12/31/2010              $10.96627        $12.32862            0
    01/01/2011 to 12/31/2011              $12.32862        $12.20506            0

                                                                        Number of
                                    Accumulation     Accumulation      Accumulation
                                    Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                     Beginning of Period End of Period    End of Period
---------------------------------------------------------------------------------------
PROFUND VP UTILITIES
    05/01/2009 to 12/31/2009          $10.23430        $12.19207            0
    01/01/2010 to 12/31/2010          $12.19207        $12.55320            0
    01/01/2011 to 12/31/2011          $12.55320        $14.33578            0



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

           ACCUMULATION UNIT VALUES: BASIC DEATH BENEFIT ONLY (1.55%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.09316        $10.43911           1,324
    01/01/2008 to 12/31/2008                             $10.43911         $7.00760          10,284
    01/01/2009 to 12/31/2009                              $7.00760         $8.58135           6,949
    01/01/2010 to 12/31/2010                              $8.58135         $9.46122           6,902
    01/01/2011 to 12/31/2011                              $9.46122         $9.06902           4,347
----------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.11481        $10.49004           7,472
    01/01/2008 to 12/31/2008                             $10.49004         $7.25107           7,303
    01/01/2009 to 12/31/2009                              $7.25107         $9.01107           6,979
    01/01/2010 to 12/31/2010                              $9.01107        $10.08963           6,530
    01/01/2011 to 12/31/2011                             $10.08963         $9.94665           6,049
----------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.06622         $9.56427               0
    01/01/2008 to 12/31/2008                              $9.56427         $6.14588               0
    01/01/2009 to 12/31/2009                              $6.14588         $7.12761               0
    01/01/2010 to 12/31/2010                              $7.12761         $7.99037               0
    01/01/2011 to 12/31/2011                              $7.99037         $8.14945               0
----------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07693        $10.44975               0
    01/01/2008 to 12/31/2008                             $10.44975         $7.33671           9,631
    01/01/2009 to 12/31/2009                              $7.33671         $8.90768          24,440
    01/01/2010 to 12/31/2010                              $8.90768         $9.85156          22,514
    01/01/2011 to 12/31/2011                              $9.85156         $9.58321          20,640
----------------------------------------------------------------------------------------------------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011                             $9.99873         $9.17451               0
----------------------------------------------------------------------------------------------------------
AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07799         $9.81944               0
    01/01/2008 to 12/31/2008                              $9.81944         $6.06264               0
    01/01/2009 to 12/31/2009                              $6.06264         $7.06014               0
    01/01/2010 to 12/31/2010                              $7.06014         $7.81735               0
    01/01/2011 to 12/31/2011                              $7.81735         $7.66012               0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.11628        $10.42459           2,698
    01/01/2008 to 12/31/2008                                $10.42459         $6.67869          25,928
    01/01/2009 to 12/31/2009                                 $6.67869         $8.24234          35,983
    01/01/2010 to 12/31/2010                                 $8.24234         $9.20191          37,986
    01/01/2011 to 12/31/2011                                 $9.20191         $8.84158          28,946
-------------------------------------------------------------------------------------------------------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.09931         $6.70325               0
    01/01/2009 to 12/31/2009                                 $6.70325         $8.37305             638
    01/01/2010 to 12/31/2010                                 $8.37305         $9.42764               0
    01/01/2011 to 12/31/2011                                 $9.42764         $9.06204               0
-------------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.08113         $7.35279           9,552
    01/01/2009 to 12/31/2009                                 $7.35279         $8.93381          14,107
    01/01/2010 to 12/31/2010                                 $8.93381         $9.84577          17,371
    01/01/2011 to 12/31/2011                                 $9.84577         $9.51938          10,322
-------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.10602         $9.37269               0
    01/01/2008 to 12/31/2008                                 $9.37269         $5.99440               0
    01/01/2009 to 12/31/2009                                 $5.99440         $7.78738               0
    01/01/2010 to 12/31/2010                                 $7.78738         $9.86859               0
    01/01/2011 to 12/31/2011                                 $9.86859        $10.35842               0
-------------------------------------------------------------------------------------------------------------
AST DEAM SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.12746         $8.83938               0
    01/01/2008 to 07/18/2008                                 $8.83938         $8.10455               0
-------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09535        $10.22055               0
    01/01/2008 to 12/31/2008                                $10.22055         $5.62670               0
    01/01/2009 to 12/31/2009                                 $5.62670         $7.35039               0
    01/01/2010 to 12/31/2010                                 $7.35039         $9.59387               0
    01/01/2011 to 12/31/2011                                 $9.59387         $8.20864               0
-------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                               $10.10364         $7.51318               0
    01/01/2009 to 12/31/2009                                 $7.51318         $8.96901             456
    01/01/2010 to 12/31/2010                                 $8.96901        $10.00863             450
    01/01/2011 to 12/31/2011                                $10.00863         $9.61221             338
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.08899        $10.43379               0
    01/01/2008 to 12/31/2008                                $10.43379         $6.73104               0
    01/01/2009 to 12/31/2009                                 $6.73104         $8.20908               0
    01/01/2010 to 12/31/2010                                 $8.20908         $9.24467               0
    01/01/2011 to 12/31/2011                                 $9.24467         $8.96663               0
-------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.12464        $10.57066             979
    01/01/2008 to 12/31/2008                                $10.57066         $6.17152           1,232
    01/01/2009 to 12/31/2009                                 $6.17152         $7.65577           1,744
    01/01/2010 to 12/31/2010                                 $7.65577         $8.97262           1,020
    01/01/2011 to 12/31/2011                                 $8.97262         $8.28656             764
-------------------------------------------------------------------------------------------------------------
AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008                                $9.99874         $7.47737               0
    01/01/2009 to 11/13/2009                                 $7.47737         $8.37215               0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008                                    $10.17542         $6.11699              0
    01/01/2009 to 12/31/2009                                      $6.11699         $8.13780              0
    01/01/2010 to 12/31/2010                                      $8.13780         $9.63207              0
    01/01/2011 to 12/31/2011                                      $9.63207         $9.00705              0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.13423        $10.41636              0
    01/01/2008 to 12/31/2008                                     $10.41636         $6.12668              0
    01/01/2009 to 12/31/2009                                      $6.12668         $9.01327              0
    01/01/2010 to 12/31/2010                                      $9.01327         $9.78853              0
    01/01/2011 to 12/31/2011                                      $9.78853         $9.25773              0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.07374        $10.21285              0
    01/01/2008 to 12/31/2008                                     $10.21285         $5.96466              0
    01/01/2009 to 12/31/2009                                      $5.96466         $7.00049              0
    01/01/2010 to 12/31/2010                                      $7.00049         $7.78181              0
    01/01/2011 to 12/31/2011                                      $7.78181         $7.24008              0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.12418        $10.43258              0
    01/01/2008 to 12/31/2008                                     $10.43258         $6.08239              0
    01/01/2009 to 12/31/2009                                      $6.08239         $9.40920              0
    01/01/2010 to 12/31/2010                                      $9.40920        $11.10223              0
    01/01/2011 to 12/31/2011                                     $11.10223        $10.60725              0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008                                    $10.03362         $7.64383              0
    01/01/2009 to 12/31/2009                                      $7.64383         $9.54784              0
    01/01/2010 to 12/31/2010                                      $9.54784        $11.91840              0
    01/01/2011 to 12/31/2011                                     $11.91840        $11.88930              0
------------------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.01104        $10.53125              0
    01/01/2008 to 12/31/2008                                     $10.53125         $7.72141             73
    01/01/2009 to 12/31/2009                                      $7.72141        $10.30666              0
    01/01/2010 to 12/31/2010                                     $10.30666        $11.51924              0
    01/01/2011 to 12/31/2011                                     $11.51924        $11.70330              0
------------------------------------------------------------------------------------------------------------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                                    $10.11182         $7.14570              0
    01/01/2009 to 12/31/2009                                      $7.14570         $8.91286            402
    01/01/2010 to 12/31/2010                                      $8.91286         $9.98940            396
    01/01/2011 to 12/31/2011                                      $9.98940         $9.78091            298
------------------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2008* to 12/31/2008                                    $10.08931         $7.62225          3,073
    01/01/2009 to 12/31/2009                                      $7.62225         $9.26092          2,944
    01/01/2010 to 12/31/2010                                      $9.26092        $10.17706          2,923
    01/01/2011 to 12/31/2011                                     $10.17706         $9.97083          2,902
------------------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                                    $10.24209        $11.07720              0
    01/01/2008 to 12/31/2008                                     $11.07720         $5.42861              0
    01/01/2009 to 12/31/2009                                      $5.42861         $7.23201              0
    01/01/2010 to 12/31/2010                                      $7.23201         $8.15389              0
    01/01/2011 to 12/31/2011                                      $8.15389         $6.99168              0

                                                                                            Number of
                                                        Accumulation     Accumulation      Accumulation
                                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                         Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.18885        $10.47908              0
    01/01/2008 to 12/31/2008                              $10.47908         $5.77828              0
    01/01/2009 to 12/31/2009                               $5.77828         $7.42535              0
    01/01/2010 to 12/31/2010                               $7.42535         $8.12231              0
    01/01/2011 to 12/31/2011                               $8.12231         $6.99456              0
-----------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.08324         $9.69913              0
    01/01/2008 to 12/31/2008                               $9.69913         $7.86845          5,562
    01/01/2009 to 12/31/2009                               $7.86845         $9.45436          5,192
    01/01/2010 to 12/31/2010                               $9.45436         $9.99122          5,132
    01/01/2011 to 12/31/2011                               $9.99122         $9.86164          4,893
-----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                             $10.08412        $10.29225              0
    01/01/2010 to 12/31/2010                              $10.29225        $11.28196              0
    01/01/2011 to 12/31/2011                              $11.28196        $11.18341              0
-----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                             $10.14551        $10.30205              0
    01/01/2010 to 12/31/2010                              $10.30205        $11.53687              0
    01/01/2011 to 12/31/2011                              $11.53687        $10.69369              0
-----------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.18226        $10.34967              0
    01/01/2008 to 12/31/2008                              $10.34967         $5.97424              0
    01/01/2009 to 12/31/2009                               $5.97424         $7.99393              0
    01/01/2010 to 12/31/2010                               $7.99393         $8.43618              0
    01/01/2011 to 12/31/2011                               $8.43618         $7.54726              0
-----------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.09229         $9.56624              0
    01/01/2008 to 12/31/2008                               $9.56624         $5.51161              0
    01/01/2009 to 12/31/2009                               $5.51161         $6.48209              0
    01/01/2010 to 12/31/2010                               $6.48209         $7.22303              0
    01/01/2011 to 12/31/2011                               $7.22303         $6.81520              0
-----------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.00720        $10.40502              0
    01/01/2008 to 12/31/2008                              $10.40502         $7.86353              0
    01/01/2009 to 12/31/2009                               $7.86353        $10.42285              0
    01/01/2010 to 12/31/2010                              $10.42285        $11.64044              0
    01/01/2011 to 12/31/2011                              $11.64044        $12.62853              0
-----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.13324        $10.83274              0
    01/01/2008 to 12/31/2008                              $10.83274         $6.00981              0
    01/01/2009 to 12/31/2009                               $6.00981         $7.67908              0
    01/01/2010 to 12/31/2010                               $7.67908         $9.05542              0
    01/01/2011 to 12/31/2011                               $9.05542         $8.83575              0
-----------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    07/30/2007* to 12/31/2007                             $10.15663        $10.43905              0
    01/01/2008 to 12/31/2008                              $10.43905         $6.78550              0
    01/01/2009 to 12/31/2009                               $6.78550         $8.78700              0
    01/01/2010 to 12/31/2010                               $8.78700         $9.69510              0
    01/01/2011 to 12/31/2011                               $9.69510         $9.24804              0

                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.10874        $10.77184              0
    01/01/2008 to 12/31/2008                             $10.77184         $6.75648              0
    01/01/2009 to 12/31/2009                              $6.75648         $8.27026              0
    01/01/2010 to 12/31/2010                              $8.27026         $9.18498              0
    01/01/2011 to 12/31/2011                              $9.18498         $8.99100              0
----------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.07772         $9.75598              0
    01/01/2008 to 12/31/2008                              $9.75598         $5.94426              0
    01/01/2009 to 12/31/2009                              $5.94426         $8.12969              0
    01/01/2010 to 12/31/2010                              $8.12969         $9.89536              0
    01/01/2011 to 12/31/2011                              $9.89536         $9.40805              0
----------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.00005        $10.13590              0
    01/01/2008 to 12/31/2008                             $10.13590        $10.23157              0
    01/01/2009 to 12/31/2009                             $10.23157        $10.09993          6,801
    01/01/2010 to 12/31/2010                             $10.09993         $9.94783          6,797
    01/01/2011 to 12/31/2011                              $9.94783         $9.79833          6,794
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.10485        $10.03153              0
    01/01/2008 to 12/31/2008                             $10.03153         $5.70384              0
    01/01/2009 to 12/31/2009                              $5.70384         $7.89954              0
    01/01/2010 to 12/31/2010                              $7.89954         $9.60188              0
    01/01/2011 to 12/31/2011                              $9.60188         $9.22041              0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                            $10.02864        $10.07292              0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.15851        $10.50826              0
    01/01/2008 to 12/31/2008                             $10.50826         $5.87924              0
    01/01/2009 to 12/31/2009                              $5.87924         $7.51397              0
    01/01/2010 to 12/31/2010                              $7.51397         $9.52103              0
    01/01/2011 to 12/31/2011                              $9.52103         $9.53380              0
----------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                            $10.05153        $11.24534              0
    01/01/2008 to 12/31/2008                             $11.24534         $6.36287              0
    01/01/2009 to 12/31/2009                              $6.36287         $7.67947              0
    01/01/2010 to 12/31/2010                              $7.67947         $9.09464              0
    01/01/2011 to 04/29/2011                              $9.09464        $10.20514              0
----------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008                            $10.10148         $5.57713              0
    01/01/2009 to 12/31/2009                              $5.57713         $9.14476              0
    01/01/2010 to 12/31/2010                              $9.14476        $11.01039              0
    01/01/2011 to 12/31/2011                             $11.01039         $8.64429              0
----------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    07/30/2007* to 12/31/2007                             $9.99874        $10.35032              0
    01/01/2008 to 12/31/2008                             $10.35032        $10.30596              0
    01/01/2009 to 12/31/2009                             $10.30596        $11.18662              0
    01/01/2010 to 12/31/2010                             $11.18662        $11.44509              0
    01/01/2011 to 12/31/2011                             $11.44509        $11.52377              0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    07/30/2007* to 12/31/2007                                $9.99011        $10.61093               0
    01/01/2008 to 12/31/2008                                $10.61093        $10.21282               0
    01/01/2009 to 12/31/2009                                $10.21282        $11.71879               0
    01/01/2010 to 12/31/2010                                $11.71879        $12.43030               0
    01/01/2011 to 12/31/2011                                $12.43030        $12.62952               0
-------------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.05250        $10.50026               0
    01/01/2008 to 12/31/2008                                $10.50026         $8.32510             162
    01/01/2009 to 12/31/2009                                 $8.32510         $9.84047          69,275
    01/01/2010 to 12/31/2010                                 $9.84047        $10.71448          65,748
    01/01/2011 to 12/31/2011                                $10.71448        $10.65598          62,208
-------------------------------------------------------------------------------------------------------------
AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                               $10.01865        $10.07278               0
-------------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.08342         $9.75457               0
    01/01/2008 to 12/31/2008                                 $9.75457         $5.88658               0
    01/01/2009 to 12/31/2009                                 $5.88658         $7.06162               0
    01/01/2010 to 12/31/2010                                 $7.06162         $8.00018               0
    01/01/2011 to 12/31/2011                                 $8.00018         $8.15041               0
-------------------------------------------------------------------------------------------------------------
AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011                                $9.99873         $8.90735               0
-------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.08218        $10.42431               0
    01/01/2008 to 12/31/2008                                $10.42431         $7.16588               0
    01/01/2009 to 12/31/2009                                 $7.16588         $8.99079               0
    01/01/2010 to 12/31/2010                                 $8.99079         $9.89917               0
    01/01/2011 to 12/31/2011                                 $9.89917         $9.41863               0
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09683         $9.87668               0
    01/01/2008 to 12/31/2008                                 $9.87668         $6.32175               0
    01/01/2009 to 12/31/2009                                 $6.32175         $8.33591               0
    01/01/2010 to 12/31/2010                                 $8.33591        $11.19796               0
    01/01/2011 to 12/31/2011                                $11.19796        $10.91902               0
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09296         $9.45982               0
    01/01/2008 to 12/31/2008                                 $9.45982         $6.54703               0
    01/01/2009 to 12/31/2009                                 $6.54703         $8.18773               0
    01/01/2010 to 12/31/2010                                 $8.18773        $10.15835               0
    01/01/2011 to 12/31/2011                                $10.15835         $9.40539               0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.06997        $10.20919          41,225
    01/01/2008 to 12/31/2008                                $10.20919         $7.44504          42,226
    01/01/2009 to 12/31/2009                                 $7.44504         $9.10101          48,089
    01/01/2010 to 12/31/2010                                 $9.10101         $9.99565          48,044
    01/01/2011 to 12/31/2011                                 $9.99565        $10.03835          43,130
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.09107         $9.49128               0
    01/01/2008 to 12/31/2008                                 $9.49128         $5.43158               0
    01/01/2009 to 12/31/2009                                 $5.43158         $6.62130               0
    01/01/2010 to 12/31/2010                                 $6.62130         $7.38366               0
    01/01/2011 to 12/31/2011                                 $7.38366         $7.15171               0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.00716        $10.61706               0
    01/01/2008 to 12/31/2008                                $10.61706        $10.20039               0
    01/01/2009 to 12/31/2009                                $10.20039        $11.26142               0
    01/01/2010 to 12/31/2010                                $11.26142        $11.72623               0
    01/01/2011 to 12/31/2011                                $11.72623        $12.02340               0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.14554        $10.08360               0
    01/01/2008 to 12/31/2008                                $10.08360         $5.90135               0
    01/01/2009 to 12/31/2009                                 $5.90135         $8.91275               0
    01/01/2010 to 12/31/2010                                 $8.91275        $10.16407               0
    01/01/2011 to 12/31/2011                                $10.16407         $9.83920               0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.18050        $11.64720           2,607
    01/01/2008 to 12/31/2008                                $11.64720         $5.73614           3,300
    01/01/2009 to 12/31/2009                                 $5.73614         $8.43588           2,609
    01/01/2010 to 12/31/2010                                 $8.43588        $10.00608           2,277
    01/01/2011 to 12/31/2011                                $10.00608         $8.38336           2,495
-------------------------------------------------------------------------------------------------------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    07/30/2007* to 12/31/2007                               $10.13031        $10.36456               0
    01/01/2008 to 12/31/2008                                $10.36456         $5.88617               0
    01/01/2009 to 12/31/2009                                 $5.88617         $7.44422               0
    01/01/2010 to 12/31/2010                                 $7.44422         $8.40339               0
    01/01/2011 to 12/31/2011                                 $8.40339         $7.98925               0
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    11/19/2007* to 12/31/2007                                $9.99874         $9.98107               0
    01/01/2008 to 12/31/2008                                 $9.98107         $9.31640               0
    01/01/2009 to 12/31/2009                                 $9.31640        $10.24090               0
    01/01/2010 to 12/31/2010                                $10.24090        $10.87066               0
    01/01/2011 to 12/31/2011                                $10.87066        $11.34960               0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2008* to 12/31/2008                               $10.07814         $6.64837          39,498
    01/01/2009 to 12/31/2009                                 $6.64837         $8.51511          62,284
    01/01/2010 to 12/31/2010                                 $8.51511         $9.24358          55,366
    01/01/2011 to 12/31/2011                                 $9.24358         $8.95042          41,224



 *  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES
                        ALLSTATE LIFE INSURANCE COMPANY
                                   PROSPECTUS

 ACCUMULATION UNIT VALUES: WITH TRUEACCUMULATION HD 60 BPS AND COMBO 5%/HAV 80
                                  BPS (2.95%)



                                                                                           Number of
                                                       Accumulation     Accumulation      Accumulation
                                                       Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                        Beginning of Period End of Period    End of Period
----------------------------------------------------------------------------------------------------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                             $10.02445        $12.14936            0
    01/01/2010 to 12/31/2010                             $12.14936        $13.21280            0
    01/01/2011 to 12/31/2011                             $13.21280        $12.49300            0

                                                                                       Number of
                                                   Accumulation     Accumulation      Accumulation
                                                   Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                    Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------
AST ADVANCED STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.03680        $12.34528            0
    01/01/2010 to 12/31/2010                         $12.34528        $13.63479            0
    01/01/2011 to 12/31/2011                         $13.63479        $13.25903            0
------------------------------------------------------------------------------------------------------
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.07546        $12.39306            0
    01/01/2010 to 12/31/2010                         $12.39306        $13.70434            0
    01/01/2011 to 12/31/2011                         $13.70434        $13.78718            0
------------------------------------------------------------------------------------------------------
AST BALANCED ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.02327        $11.97506            0
    01/01/2010 to 12/31/2010                         $11.97506        $13.06397            0
    01/01/2011 to 12/31/2011                         $13.06397        $12.53549            0
------------------------------------------------------------------------------------------------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011                         $9.99761         $9.09045            0
------------------------------------------------------------------------------------------------------
AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.09805        $12.68684            0
    01/01/2010 to 12/31/2010                         $12.68684        $13.85625            0
    01/01/2011 to 12/31/2011                         $13.85625        $13.39298            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2016
    05/01/2009 to 12/31/2009                          $9.93798         $9.55620            0
    01/01/2010 to 12/31/2010                          $9.55620        $10.26367            0
    01/01/2011 to 12/31/2011                         $10.26367        $10.93070            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2018
    05/01/2009 to 12/31/2009                          $9.92241         $9.62179            0
    01/01/2010 to 12/31/2010                          $9.62179        $10.39111            0
    01/01/2011 to 12/31/2011                         $10.39111        $11.46417            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2019
    05/01/2009 to 12/31/2009                          $9.90519         $9.52322            0
    01/01/2010 to 12/31/2010                          $9.52322        $10.30078            0
    01/01/2011 to 12/31/2011                         $10.30078        $11.60406            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2020
    05/01/2009 to 12/31/2009                          $9.88390         $9.19990            0
    01/01/2010 to 12/31/2010                          $9.19990         $9.99438            0
    01/01/2011 to 12/31/2011                          $9.99438        $11.52125            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010                         $9.99681        $10.88846            0
    01/01/2011 to 12/31/2011                         $10.88846        $12.72379            0
------------------------------------------------------------------------------------------------------
AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011                         $9.99761        $11.89013            0
------------------------------------------------------------------------------------------------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.03857        $12.24249            0
    01/01/2010 to 12/31/2010                         $12.24249        $13.48193            0
    01/01/2011 to 12/31/2011                         $13.48193        $12.77794            0
------------------------------------------------------------------------------------------------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.05218        $12.27522            0
    01/01/2010 to 12/31/2010                         $12.27522        $13.63321            0
    01/01/2011 to 12/31/2011                         $13.63321        $12.92627            0
------------------------------------------------------------------------------------------------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                         $10.03963        $11.87204            0
    01/01/2010 to 12/31/2010                         $11.87204        $12.90588            0
    01/01/2011 to 12/31/2011                         $12.90588        $12.30847            0

                                                                                                   Number of
                                                               Accumulation     Accumulation      Accumulation
                                                               Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                                Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------------
AST COHEN & STEERS REALTY PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.61459        $14.43200            0
    01/01/2010 to 12/31/2010                                     $14.43200        $18.04037            0
    01/01/2011 to 12/31/2011                                     $18.04037        $18.67849            0
------------------------------------------------------------------------------------------------------------------
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.98041        $12.91235            0
    01/01/2010 to 12/31/2010                                     $12.91235        $16.62407            0
    01/01/2011 to 12/31/2011                                     $16.62407        $14.03025            0
------------------------------------------------------------------------------------------------------------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.02667        $11.90513            0
    01/01/2010 to 12/31/2010                                     $11.90513        $13.10434            0
    01/01/2011 to 12/31/2011                                     $13.10434        $12.41428            0
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.01294        $12.22930            0
    01/01/2010 to 12/31/2010                                     $12.22930        $13.58467            0
    01/01/2011 to 12/31/2011                                     $13.58467        $12.99693            0
------------------------------------------------------------------------------------------------------------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.98494        $12.08982            0
    01/01/2010 to 12/31/2010                                     $12.08982        $13.97661            0
    01/01/2011 to 12/31/2011                                     $13.97661        $12.73239            0
------------------------------------------------------------------------------------------------------------------
AST GLOBAL REAL ESTATE PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.85920        $13.85898            0
    01/01/2010 to 12/31/2010                                     $13.85898        $16.18066            0
    01/01/2011 to 12/31/2011                                     $16.18066        $14.92497            0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.04640        $12.76897            0
    01/01/2010 to 12/31/2010                                     $12.76897        $13.67864            0
    01/01/2011 to 12/31/2011                                     $13.67864        $12.76090            0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.12441        $12.13759            0
    01/01/2010 to 12/31/2010                                     $12.13759        $13.30864            0
    01/01/2011 to 12/31/2011                                     $13.30864        $12.21384            0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.05944        $13.41082            0
    01/01/2010 to 12/31/2010                                     $13.41082        $15.60874            0
    01/01/2011 to 12/31/2011                                     $15.60874        $14.71010            0
------------------------------------------------------------------------------------------------------------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                      $9.95298        $12.68913            0
    01/01/2010 to 12/31/2010                                     $12.68913        $15.62431            0
    01/01/2011 to 12/31/2011                                     $15.62431        $15.37426            0
------------------------------------------------------------------------------------------------------------------
AST HIGH YIELD PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.01687        $12.44762            0
    01/01/2010 to 12/31/2010                                     $12.44762        $13.72269            0
    01/01/2011 to 12/31/2011                                     $13.72269        $13.75253            0
------------------------------------------------------------------------------------------------------------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                     $10.04081        $12.18077            0
    01/01/2010 to 12/31/2010                                     $12.18077        $13.46612            0
    01/01/2011 to 12/31/2011                                     $13.46612        $13.00582            0

                                                                                            Number of
                                                        Accumulation     Accumulation      Accumulation
                                                        Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                         Beginning of Period End of Period    End of Period
-----------------------------------------------------------------------------------------------------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.02445        $11.79434            0
    01/01/2010 to 12/31/2010                              $11.79434        $12.78461            0
    01/01/2011 to 12/31/2011                              $12.78461        $12.35543            0
-----------------------------------------------------------------------------------------------------------
AST INTERNATIONAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.14299        $13.19838            0
    01/01/2010 to 12/31/2010                              $13.19838        $14.67845            0
    01/01/2011 to 12/31/2011                              $14.67845        $12.41502            0
-----------------------------------------------------------------------------------------------------------
AST INTERNATIONAL VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.11749        $13.03087            0
    01/01/2010 to 12/31/2010                              $13.03087        $14.05996            0
    01/01/2011 to 12/31/2011                              $14.05996        $11.94302            0
-----------------------------------------------------------------------------------------------------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.07956        $11.60290            0
    01/01/2010 to 12/31/2010                              $11.60290        $12.09485            0
    01/01/2011 to 12/31/2011                              $12.09485        $11.77579            0
-----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
    11/16/2009* to 12/31/2009                             $10.08300        $10.27376            0
    01/01/2010 to 12/31/2010                              $10.27376        $11.10839            0
    01/01/2011 to 12/31/2011                              $11.10839        $10.86159            0
-----------------------------------------------------------------------------------------------------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
    11/16/2009* to 12/31/2009                             $10.14438        $10.28358            0
    01/01/2010 to 12/31/2010                              $10.28358        $11.35945            0
    01/01/2011 to 12/31/2011                              $11.35945        $10.38600            0
-----------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.12715        $13.51438            0
    01/01/2010 to 12/31/2010                              $13.51438        $14.06802            0
    01/01/2011 to 12/31/2011                              $14.06802        $12.41437            0
-----------------------------------------------------------------------------------------------------------
AST LARGE-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.06243        $12.66336            0
    01/01/2010 to 12/31/2010                              $12.66336        $13.91872            0
    01/01/2011 to 12/31/2011                              $13.91872        $12.95425            0
-----------------------------------------------------------------------------------------------------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.03365        $12.01790            0
    01/01/2010 to 12/31/2010                              $12.01790        $13.23903            0
    01/01/2011 to 12/31/2011                              $13.23903        $14.16791            0
-----------------------------------------------------------------------------------------------------------
AST MARSICO CAPITAL GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.00706        $12.64537            0
    01/01/2010 to 12/31/2010                              $12.64537        $14.70877            0
    01/01/2011 to 12/31/2011                              $14.70877        $14.15685            0
-----------------------------------------------------------------------------------------------------------
AST MFS GLOBAL EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.07220        $13.29229            0
    01/01/2010 to 12/31/2010                              $13.29229        $14.46650            0
    01/01/2011 to 12/31/2011                              $14.46650        $13.61174            0
-----------------------------------------------------------------------------------------------------------
AST MFS GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                              $10.02798        $12.08504            0
    01/01/2010 to 12/31/2010                              $12.08504        $13.23903            0
    01/01/2011 to 12/31/2011                              $13.23903        $12.78333            0

                                                                                             Number of
                                                         Accumulation     Accumulation      Accumulation
                                                         Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                          Beginning of Period End of Period    End of Period
------------------------------------------------------------------------------------------------------------
AST MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.98563        $13.15861            0
    01/01/2010 to 12/31/2010                               $13.15861        $15.79869            0
    01/01/2011 to 12/31/2011                               $15.79869        $14.81635            0
------------------------------------------------------------------------------------------------------------
AST MONEY MARKET PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.99942         $9.81302            0
    01/01/2010 to 12/31/2010                                $9.81302         $9.53369            0
    01/01/2011 to 12/31/2011                                $9.53369         $9.26266            0
------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.13078        $13.64182            0
    01/01/2010 to 12/31/2010                               $13.64182        $16.35611            0
    01/01/2011 to 12/31/2011                               $16.35611        $15.49269            0
------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                              $10.02752        $10.04908            0
------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.97654        $12.29573            0
    01/01/2010 to 12/31/2010                               $12.29573        $15.36806            0
    01/01/2011 to 12/31/2011                               $15.36806        $15.17956            0
------------------------------------------------------------------------------------------------------------
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.93437        $12.00027            0
    01/01/2010 to 12/31/2010                               $12.00027        $14.01859            0
    01/01/2011 to 04/29/2011                               $14.01859        $15.66021            0
------------------------------------------------------------------------------------------------------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.05415        $14.71491            0
    01/01/2010 to 12/31/2010                               $14.71491        $17.47598            0
    01/01/2011 to 12/31/2011                               $17.47598        $13.53385            0
------------------------------------------------------------------------------------------------------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.99032        $10.42561            0
    01/01/2010 to 12/31/2010                               $10.42561        $10.52117            0
    01/01/2011 to 12/31/2011                               $10.52117        $10.44956            0
------------------------------------------------------------------------------------------------------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                $9.98220        $10.98987            0
    01/01/2010 to 12/31/2010                               $10.98987        $11.49843            0
    01/01/2011 to 12/31/2011                               $11.49843        $11.52418            0
------------------------------------------------------------------------------------------------------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.02075        $11.54330            0
    01/01/2010 to 12/31/2010                               $11.54330        $12.39748            0
    01/01/2011 to 12/31/2011                               $12.39748        $12.16233            0
------------------------------------------------------------------------------------------------------------
AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011                              $10.01753        $10.04901            0
------------------------------------------------------------------------------------------------------------
AST QMA US EQUITY ALPHA PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.07692        $12.73635            0
    01/01/2010 to 12/31/2010                               $12.73635        $14.23284            0
    01/01/2011 to 12/31/2011                               $14.23284        $14.30316            0
------------------------------------------------------------------------------------------------------------
AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011                               $9.99761         $8.82558            0
------------------------------------------------------------------------------------------------------------
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    05/01/2009 to 12/31/2009                               $10.08059        $12.31716            0
    01/01/2010 to 12/31/2010                               $12.31716        $13.37710            0
    01/01/2011 to 12/31/2011                               $13.37710        $12.55463            0

                                                                                              Number of
                                                          Accumulation     Accumulation      Accumulation
                                                          Unit Value at    Unit Value at Units Outstanding at
Sub-Accounts                                           Beginning of Period End of Period    End of Period
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.00808        $13.06229            0
    01/01/2010 to 12/31/2010                                $13.06229        $17.30827            0
    01/01/2011 to 12/31/2011                                $17.30827        $16.64771            0
-------------------------------------------------------------------------------------------------------------
AST SMALL-CAP VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.97536        $12.87066            0
    01/01/2010 to 12/31/2010                                $12.87066        $15.75132            0
    01/01/2011 to 12/31/2011                                $15.75132        $14.38545            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.03811        $12.07928            0
    01/01/2010 to 12/31/2010                                $12.07928        $13.08612            0
    01/01/2011 to 12/31/2011                                $13.08612        $12.96345            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.09987        $12.83326            0
    01/01/2010 to 12/31/2010                                $12.83326        $14.11612            0
    01/01/2011 to 12/31/2011                                $14.11612        $13.48690            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.01712        $11.04392            0
    01/01/2010 to 12/31/2010                                $11.04392        $11.34320            0
    01/01/2011 to 12/31/2011                                $11.34320        $11.47265            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98672        $13.08825            0
    01/01/2010 to 12/31/2010                                $13.08825        $14.72290            0
    01/01/2011 to 12/31/2011                                $14.72290        $14.05856            0
-------------------------------------------------------------------------------------------------------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.30081        $13.67952            0
    01/01/2010 to 12/31/2010                                $13.67952        $16.00498            0
    01/01/2011 to 12/31/2011                                $16.00498        $13.22699            0
-------------------------------------------------------------------------------------------------------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    05/01/2009 to 12/31/2009                                $10.06151        $12.69332            0
    01/01/2010 to 12/31/2010                                $12.69332        $14.13377            0
    01/01/2011 to 12/31/2011                                $14.13377        $13.25430            0
-------------------------------------------------------------------------------------------------------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    05/01/2009 to 12/31/2009                                 $9.98887        $10.69801            0
    01/01/2010 to 12/31/2010                                $10.69801        $11.20141            0
    01/01/2011 to 12/31/2011                                $11.20141        $11.53616            0
-------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    05/01/2009 to 12/31/2009                                $10.07038        $12.75527            0
    01/01/2010 to 12/31/2010                                $12.75527        $13.65814            0
    01/01/2011 to 12/31/2011                                $13.65814        $13.04516            0



 *  Denotes the start date of these sub-accounts

       APPENDIX B - SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

 Allstate Life Insurance Company offers several deferred variable annuity products. Each Annuity has different features and benefits that may be appropriate for you based on your individual financial situation and how you intend to use the annuity. Not all of these annuities may be available to you, depending on factors such as the broker-dealer through which your Annuity was sold. You can verify which of these Annuities is available to you by speaking to your Financial Professional or calling 1-866-695-2647.

 The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay to stay in the contract. Additionally, differences may exist on various optional benefits such as guaranteed living benefits or Death Benefit protection.

 Among the factors you should consider when choosing which annuity product and benefit may be most appropriate for your individual needs are the following:
..   Your age;
..   The amount of your investment and any planned future deposits into the annuity;
..   How long you intend to hold the annuity (also referred to as investment time horizon);
..   Your desire to make withdrawals from the annuity;
..   Your investment return objectives;
..   The effect of optional benefits that may be elected, and
..   Your desire to minimize costs and/or maximize return associated with the annuity.

 You can compare the costs of the B Series, L Series, and X Series by examining the section in this prospectus entitled "Summary of Contract Fees and Charges." For example, the X Series has the highest contingent deferred sales charge ("CDSC") and the highest Insurance Charge of the three series, however the X Series offers Purchase Credits and Longevity Credits that the other two series do not. The B Series has the lowest Insurance Charge of the three series, but it does not offer Purchase Credits or Longevity Credits that the X Series offers. The B Series has a lower Insurance Charge than the L Series, however the B Series has a longer CDSC period than the L Series. The L Series has the shortest CDSC period, however the Insurance Charge for the L Series is nearly as high as the X Series, and the L Series does not offer Purchase Credits or Longevity Credits. The L Series offers ProFund VP Sub-accounts and flexibility with the election and termination of certain optional death benefits that the other two series do not offer. As you can see, there are trade-offs associated with the costs and benefits provided by each of the series. In choosing which series to purchase, you should consider which benefits are most important to you, and whether the associated costs offer the greatest value to you.

 The following chart outlines some of the different features for the X Series, L Series, and B Series. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore you should carefully consider which features you plan to use when selecting your annuity. You should also consider the investment objectives, risks, charges and expenses of an investment carefully before investing.

 In addition, the hypothetical illustrations below reflect the Account Value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted.

 ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY SERIES COMPARISON Below is a summary of the Allstate RetirementAccess Variable Annuity X Series, L Series, and B Series. You should consider the investment objectives, risks, charges and expenses of an investment in any Annuity carefully before investing. This prospectus for the Annuities, as well as the Portfolio prospectuses, contain this and other information about the variable annuities and underlying investment options. Your registered Financial Professional can provide you with the prospectuses for the Portfolios and can help you decide upon the Annuity that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing. Note that not all of the optional benefits listed are currently offered.

                                                 X SERIES                                   L SERIES
--------------------------------------------------------------------------------------------------------------------------
Minimum Investment                          $10,000                                     $10,000
--------------------------------------------------------------------------------------------------------------------------
Maximum Issue Age                           75                                          85
--------------------------------------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge            9 Years (based on date of each              4 Years (based on date of each
                                            purchase payment) (9%, 8.5%,                purchase payment) (7%, 7%, 6%,
                                            8%, 7%, 6%, 5%, 4%, 3%, 2%)                 5%)
--------------------------------------------------------------------------------------------------------------------------
Insurance Charge                            1.55%                                       1.50%
--------------------------------------------------------------------------------------------------------------------------
Annual Maintenance Fee                      Lesser of $35 or 2% of Account              Lesser of $35 or 2% of Account
                                            Value (only applicable if Account           Value (only applicable if Account
                                            Value is less than $100,000)                Value is less than $100,000)
--------------------------------------------------------------------------------------------------------------------------
Purchase Credit                             For purchase payments made up to            No
                                            and including age 80, 6%
                                            regardless of the purchase
                                            payment amount.
--------------------------------------------------------------------------------------------------------------------------
                                            For purchase payments made
                                            between ages 81-85, 3%,
                                            regardless of the purchase
                                            payment amount.
--------------------------------------------------------------------------------------------------------------------------
                                            Recaptured on (i) free-look, or
                                            (ii) death or medically-related
                                            surrender occurring within 12
                                            months after the date the credit is
                                            applied.
--------------------------------------------------------------------------------------------------------------------------
Longevity Credit                            0.40% of the sum of all purchase            No
                                            payments that have been in the
                                            Annuity for more than 9 years less
                                            the cumulative amount of
                                            withdrawals made (including
                                            CDSC) through the end of the
                                            period applied annually beginning
                                            on the 10/th/ Annuity Anniversary.
--------------------------------------------------------------------------------------------------------------------------
Fixed Rate Option                           Currently offering duration of              Currently offering duration of
                                            1 year only.                                1 year only.
--------------------------------------------------------------------------------------------------------------------------
Variable Investment Options                 Advanced Series Trust                       Advanced Series Trust
                                                                                        ProFund VP
--------------------------------------------------------------------------------------------------------------------------
Basic Death Benefit                         The greater of: purchase payments           The greater of: purchase payments
                                            minus proportional withdrawals;             minus proportional withdrawals;
                                            and Account Value, less an                  and Account Value
                                            amount equal to all credits applied
                                            within 12 months prior to the date
                                            of death
--------------------------------------------------------------------------------------------------------------------------
Optional Death Benefits (for an             Highest Daily Value (HDV)/                  HDV/Combo 5%
 additional cost)                           Combo 5%                                    Roll-up/HAV
                                            Roll-up/Highest Anniversary
                                            Value (HAV)
--------------------------------------------------------------------------------------------------------------------------
Living Benefits (for an additional          Guaranteed Minimum Income                   Guaranteed Minimum Income
 cost)                                      Benefit (GMIB)                              Benefit (GMIB)
                                            TrueAccumulation                            TrueAccumulation
                                            TrueIncome                                  TrueIncome
                                            TrueIncome--Spousal                         TrueIncome--Spousal
                                            TrueIncome--Highest Daily                   TrueIncome--Highest Daily
                                            TrueIncome--Highest Daily 7                 TrueIncome--Highest Daily 7
                                            TrueIncome--Spousal Highest                 TrueIncome--Spousal Highest
                                            Daily 7                                     Daily 7
--------------------------------------------------------------------------------------------------------------------------


                                                B SERIES
-----------------------------------------------------------------------------
Minimum Investment                          $1,000
-----------------------------------------------------------------------------
Maximum Issue Age                           85
-----------------------------------------------------------------------------
Contingent Deferred Sales Charge            7 Years (based on date of each
                                            purchase payment) (7%, 6%, 5%,
                                            4%, 3%, 2%, 1%)
-----------------------------------------------------------------------------
Insurance Charge                            1.15%
-----------------------------------------------------------------------------
Annual Maintenance Fee                      Lesser of $35 or 2% of Account
                                            Value (only applicable if Account
                                            Value is less than $100,000)
-----------------------------------------------------------------------------
Purchase Credit                             No



-----------------------------------------------------------------------------




-----------------------------------------------------------------------------





-----------------------------------------------------------------------------
Longevity Credit                            No







-----------------------------------------------------------------------------
Fixed Rate Option                           Currently offering duration of
                                            1 year only.
-----------------------------------------------------------------------------
Variable Investment Options                 Advanced Series Trust

-----------------------------------------------------------------------------
Basic Death Benefit                         The greater of: purchase payments
                                            minus proportional withdrawals;
                                            and Account Value



-----------------------------------------------------------------------------
Optional Death Benefits (for an             HDV/Combo 5%
 additional cost)                           Roll-up/HAV


-----------------------------------------------------------------------------
Living Benefits (for an additional          Guaranteed Minimum Income
 cost)                                      Benefit (GMIB)
                                            TrueAccumulation
                                            TrueIncome
                                            TrueIncome--Spousal
                                            TrueIncome--Highest Daily
                                            TrueIncome--Highest Daily 7
                                            TrueIncome--Spousal Highest
                                            Daily 7
-----------------------------------------------------------------------------

 HYPOTHETICAL ILLUSTRATION
 The following examples outline the value of each Annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the Annuity years specified. The values shown below are based on the following assumptions:

..   An initial investment of $100,000 is made into each Annuity earning a gross rate of return of 0%, 6%, and 10% respectively.
..   No subsequent deposits or withdrawals are made from the Annuity.
..   The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the Portfolios and the charges that are deducted from the Annuity at the Separate Account level as follows:

 -- 1.07% (for B Series and X Series) and 1.24% (for L Series) based on the fees and expenses of the Portfolios as of December 31, 2011. The arithmetic average of all fund expenses is computed by adding portfolio management fees, 12b-1 fees and other expenses of all of the portfolios and then dividing by the number of Portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.

 -- The Separate Account level charges refer to the Insurance Charge.
..   The Account Value and Surrender Value are further reduced by the annual maintenance fee. For the X Series, the Account Value and Surrender Value also reflect the addition of any applicable Purchase Credits and Longevity Credits.

 The Account Value assumes no surrender, while the Surrender Value assumes a 100% surrender two days prior to the anniversary of the Issue Date of the Annuity ("Annuity Anniversary"), therefore reflecting the withdrawal charge applicable to that Annuity year. Note that a withdrawal on the Annuity Anniversary, or the day before the Annuity Anniversary, would be subject to the withdrawal charge applicable to the next Annuity year, which usually is lower. The surrender charge is calculated based on the date that the Purchase Payment was made and for purposes of these illustrations, we assume that a single purchase payment of $100,000 was made on the Issue Date. The values that you actually experience under an Annuity will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each Annuity reflected below will remain the same. (We will provide you with a personalized illustration upon request).

 L SHARE




            ------------------------------------------------------------------------
            0% Gross Rate of Return 6% Gross Rate of Return 10% Gross Rate of Return
            All years    -2.72%     All years     3.12%     All years      7.01%
            ------------------------------------------------------------------------
             Annuity    Surrender    Annuity    Surrender    Annuity     Surrender
        Yr    Value       Value       Value       Value       Value        Value
        ----------------------------------------------------------------------------
         1   97,323      90,323      103,146      96,146     107,027      100,027
        ----------------------------------------------------------------------------
         2   94,676      87,676      106,399      99,399     114,569      107,569
        ----------------------------------------------------------------------------
         3   92,100      86,100      109,755     103,755     122,643      116,643
        ----------------------------------------------------------------------------
         4   89,593      84,593      113,217     108,217     131,285      126,285
        ----------------------------------------------------------------------------
         5   87,154      87,154      116,788     116,788     140,537      140,537
        ----------------------------------------------------------------------------
         6   84,780      84,780      120,472     120,472     150,440      150,440
        ----------------------------------------------------------------------------
         7   82,470      82,470      124,272     124,272     161,041      161,041
        ----------------------------------------------------------------------------
         8   80,222      80,222      128,192     128,192     172,390      172,390
        ----------------------------------------------------------------------------
         9   78,034      78,034      132,236     132,236     184,538      184,538
        ----------------------------------------------------------------------------
        10   75,905      75,905      136,407     136,407     197,542      197,542
        ----------------------------------------------------------------------------
        11   73,833      73,833      140,709     140,709     211,463      211,463
        ----------------------------------------------------------------------------
        12   71,817      71,817      145,148     145,148     226,364      226,364
        ----------------------------------------------------------------------------
        13   69,855      69,855      149,726     149,726     242,316      242,316
        ----------------------------------------------------------------------------
        14   67,946      67,946      154,449     154,449     259,392      259,392
        ----------------------------------------------------------------------------
        15   66,088      66,088      159,321     159,321     277,671      277,671
        ----------------------------------------------------------------------------
        16   64,279      64,279      164,346     164,346     297,238      297,238
        ----------------------------------------------------------------------------
        17   62,520      62,520      169,530     169,530     318,184      318,184
        ----------------------------------------------------------------------------
        18   60,807      60,807      174,877     174,877     340,606      340,606
        ----------------------------------------------------------------------------
        19   59,141      59,141      180,393     180,393     364,608      364,608
        ----------------------------------------------------------------------------
        20   57,519      57,519      186,084     186,084     390,301      390,301
        ----------------------------------------------------------------------------
        21   55,940      55,940      191,953     191,953     417,806      417,806
        ----------------------------------------------------------------------------
        22   54,405      54,405      198,008     198,008     447,248      447,248
        ----------------------------------------------------------------------------
        23   52,910      52,910      204,254     204,254     478,765      478,765
        ----------------------------------------------------------------------------
        24   51,455      51,455      210,696     210,696     512,503      512,503
        ----------------------------------------------------------------------------
        25   50,040      50,040      217,342     217,342     548,619      548,619
        ----------------------------------------------------------------------------


 ASSUMPTIONS:

 a. $100,000 initial investment

 b. Fund Expenses = 1.24%

 c. No optional death benefits or living benefits elected

 d. Surrender value is accounted for 2 days prior to Annuity Anniversary

 B SHARE




            ------------------------------------------------------------------------
            0% Gross Rate of Return 6% Gross Rate of Return 10% Gross Rate of Return
            All years    -2.18%     All years     3.69%     All years      7.60%
            ------------------------------------------------------------------------
             Annuity    Surrender    Annuity    Surrender    Annuity     Surrender
        Yr    Value       Value       Value       Value       Value        Value
        ----------------------------------------------------------------------------
         1   97,822      90,822      103,675      96,675     107,576      100,576
        ----------------------------------------------------------------------------
         2   95,652      89,652      107,496     101,496     115,750      109,750
        ----------------------------------------------------------------------------
         3   93,529      88,529      111,457     106,457     124,545      119,545
        ----------------------------------------------------------------------------
         4   91,452      87,452      115,565     111,565     134,008      130,008
        ----------------------------------------------------------------------------
         5   89,421      86,421      119,824     116,824     144,190      141,190
        ----------------------------------------------------------------------------
         6   87,434      85,434      124,240     122,240     155,145      153,145
        ----------------------------------------------------------------------------
         7   85,491      84,491      128,819     127,819     166,933      165,933
        ----------------------------------------------------------------------------
         8   83,590      83,590      133,566     133,566     179,617      179,617
        ----------------------------------------------------------------------------
         9   81,730      81,730      138,489     138,489     193,264      193,264
        ----------------------------------------------------------------------------
        10   79,911      79,911      143,592     143,592     207,948      207,948
        ----------------------------------------------------------------------------
        11   78,132      78,132      148,884     148,884     223,748      223,748
        ----------------------------------------------------------------------------
        12   76,392      76,392      154,371     154,371     240,749      240,749
        ----------------------------------------------------------------------------
        13   74,690      74,690      160,060     160,060     259,041      259,041
        ----------------------------------------------------------------------------
        14   73,024      73,024      165,959     165,959     278,723      278,723
        ----------------------------------------------------------------------------
        15   71,396      71,396      172,075     172,075     299,900      299,900
        ----------------------------------------------------------------------------
        16   69,802      69,802      178,417     178,417     322,686      322,686
        ----------------------------------------------------------------------------
        17   68,244      68,244      184,992     184,992     347,204      347,204
        ----------------------------------------------------------------------------
        18   66,719      66,719      191,810     191,810     373,585      373,585
        ----------------------------------------------------------------------------
        19   65,228      65,228      198,879     198,879     401,970      401,970
        ----------------------------------------------------------------------------
        20   63,770      63,770      206,208     206,208     432,512      432,512
        ----------------------------------------------------------------------------
        21   62,343      62,343      213,807     213,807     465,374      465,374
        ----------------------------------------------------------------------------
        22   60,947      60,947      221,687     221,687     500,733      500,733
        ----------------------------------------------------------------------------
        23   59,582      59,582      229,857     229,857     538,779      538,779
        ----------------------------------------------------------------------------
        24   58,247      58,247      238,328     238,328     579,715      579,715
        ----------------------------------------------------------------------------
        25   56,941      56,941      247,111     247,111     623,762      623,762
        ----------------------------------------------------------------------------


 ASSUMPTIONS:

 a. $100,000 initial investment


 b. Fund Expenses = 1.07%


 c. No optional death benefits or living benefits elected

 d. Surrender value is accounted for 2 days prior to Annuity Anniversary

 X SHARE




            ------------------------------------------------------------------------
            0% Gross Rate of Return 6% Gross Rate of Return 10% Gross Rate of Return
            All years    -2.57%     All years     3.28%     All years      7.17%
            ------------------------------------------------------------------------
             Annuity    Surrender    Annuity    Surrender    Annuity     Surrender
        Yr    Value       Value       Value       Value       Value        Value
        ----------------------------------------------------------------------------
         1   103,284     94,284      109,464     100,464     113,583      104,583
        ----------------------------------------------------------------------------
         2   100,631     92,131      113,051     104,551     121,732      113,232
        ----------------------------------------------------------------------------
         3    98,046     90,046      116,755     108,755     130,465      122,465
        ----------------------------------------------------------------------------
         4    95,493     88,493      120,581     113,581     139,825      132,825
        ----------------------------------------------------------------------------
         5    93,006     87,006      124,533     118,533     149,856      143,856
        ----------------------------------------------------------------------------
         6    90,582     85,582      128,614     123,614     160,607      155,607
        ----------------------------------------------------------------------------
         7    88,221     84,221      132,828     128,828     172,129      168,129
        ----------------------------------------------------------------------------
         8    85,921     82,921      137,181     134,181     184,478      181,478
        ----------------------------------------------------------------------------
         9    83,679     81,679      141,676     139,676     197,712      195,712
        ----------------------------------------------------------------------------
        10    81,885     81,885      146,732     146,732     212,325      212,325
        ----------------------------------------------------------------------------
        11    80,137     80,137      151,953     151,953     227,986      227,986
        ----------------------------------------------------------------------------
        12    78,434     78,434      157,346     157,346     244,771      244,771
        ----------------------------------------------------------------------------
        13    76,775     76,775      162,915     162,915     262,760      262,760
        ----------------------------------------------------------------------------
        14    75,158     75,158      168,666     168,666     282,040      282,040
        ----------------------------------------------------------------------------
        15    73,583     73,583      174,607     174,607     302,702      302,702
        ----------------------------------------------------------------------------
        16    72,049     72,049      180,741     180,741     324,847      324,847
        ----------------------------------------------------------------------------
        17    70,553     70,553      187,077     187,077     348,581      348,581
        ----------------------------------------------------------------------------
        18    69,097     69,097      193,621     193,621     374,017      374,017
        ----------------------------------------------------------------------------
        19    67,677     67,677      200,378     200,378     401,278      401,278
        ----------------------------------------------------------------------------
        20    66,294     66,294      207,358     207,358     430,495      430,495
        ----------------------------------------------------------------------------
        21    64,947     64,947      214,566     214,566     461,808      461,808
        ----------------------------------------------------------------------------
        22    63,634     63,634      222,010     222,010     495,368      495,368
        ----------------------------------------------------------------------------
        23    62,355     62,355      229,698     229,698     531,335      531,335
        ----------------------------------------------------------------------------
        24    61,109     61,109      237,638     237,638     569,882      569,882
        ----------------------------------------------------------------------------
        25    59,894     59,894      245,838     245,838     611,195      611,195
        ----------------------------------------------------------------------------


 ASSUMPTIONS:

 a. $100,000 initial investment


 b. Fund Expenses = 1.07%


 c. No optional death benefits or living benefits elected

 d. Surrender value is accounted for 2 days prior to Annuity Anniversary

              APPENDIX C - CALCULATION OF OPTIONAL DEATH BENEFITS

 EXAMPLES OF COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT CALCULATION
 The following are examples of how the Combination 5% Roll-Up and Highest Anniversary Value Death Benefit are calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date and that all Account Value is maintained in the variable investment options.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $75,000; however, the Anniversary Value on the 5/th/ anniversary of the Issue Date was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Roll-Up Value is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit. The Death Benefit would be the Highest Anniversary Value ($90,000) because it is greater than both the Roll-Up Value ($67,005) and the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Owner made a withdrawal of $5,000 on the 6/th/ anniversary of the Issue Date when the Account Value was $45,000. The Roll-Up Value on the 6/th/ anniversary of the Issue Date is equal to initial Purchase Payment accumulated at 5% for 6 years, or $67,005. The 5% Dollar-for-Dollar Withdrawal Limit for the 7/th/ annuity year is equal to 5% of the Roll-Up Value as of the 6/th/ anniversary of the Issue Date, or $3,350. Therefore, the remaining $1,650 of the withdrawal results in a proportional reduction to the Roll-Up Value. On the 7/th/ anniversary of the Issue Date we receive due proof of death, at which time the Account Value is $43,000; however, the Anniversary Value on the 2/nd/ anniversary of the Issue Date was $70,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit.

 Roll-up Value                =    {($67,005 - $3,350) - [($67,005 - $3,350) * $1,650/($45,000 - $3,350)]} *
                                   1.05
                              =    ($63,655 - $2,522) * 1.05
                              =    $64,190

 Highest Anniversary Value    =    $70,000 - [$70,000 * $5,000/$45,000]
                              =    $70,000 - $7,778
                              =    $62,222

 Basic Death Benefit          =    max [$43,000, $50,000 - ($50,000 * $5,000/$45,000)]
                              =    max [$43,000, $44,444]
                              =    $44,444

 The Death Benefit therefore is $64,190.

 Example with death after Death Benefit Target Date
 Assume that the Owner has not made any withdrawals prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Roll-Up Value on the Death Benefit Target Date (the Annuity Anniversary on or following the Owner's 80/th/ birthday) is equal to initial Purchase Payment accumulated at 5% for 10 years, or $81,445. The Highest Anniversary Value on the Death Benefit Target Date was $85,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greatest of the Roll-Up Value, Highest Anniversary Value or the basic Death Benefit as of the Death Benefit Target Date; each increased by subsequent Purchase Payments and reduced proportionally for subsequent withdrawals.

 Roll-up Value                =    $81,445 + $15,000 - [($81,445 + 15,000) * $5,000/$70,000]
                              =    $81,445 + $15,000 - $6,889
                              =    $89,556

 Highest Anniversary Value    =    $85,000 + $15,000 - [($85,000 + 15,000) * $5,000/$70,000]
                              =    $85,000 + $15,000 - $ 7,143
                              =    $92,857

 Basic Death Benefit          =    max [$75,000, $50,000 + $15,000 - {(50,000 + $15,000) * $5,000/$70,000]
                              =    max [$75,000, $60,357]
                              =    $75,000

 The Death Benefit therefore is $92,857.

 EXAMPLES OF HIGHEST DAILY VALUE DEATH BENEFIT CALCULATION
 The following are examples of how the HDV Death Benefit is calculated. Each example assumes an initial Purchase Payment of $50,000. Each example assumes that there is one Owner who is age 70 on the Issue Date.

 Example with market increase and death before Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals have been made. On the date we receive due proof of death, the Account Value is $75,000; however, the Highest Daily Value was $90,000. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value or the basic Death Benefit. The Death Benefit would be the HDV ($90,000) because it is greater than the amount that would have been payable under the basic Death Benefit ($75,000).

 Example with withdrawals
 Assume that the Account Value has been increasing due to positive market performance and the Owner made a withdrawal of $15,000 in Annuity Year 7 when the Account Value was $75,000. On the date we receive due proof of death, the Account Value is $80,000; however, the Highest Daily Value ($90,000) was attained during the fifth Annuity Year. Assume as well that the Owner has died before the Death Benefit Target Date. The Death Benefit is equal to the greater of the Highest Daily Value (proportionally reduced by the subsequent withdrawal) or the basic Death Benefit.

 Highest Daily Value    =    $90,000 - [$90,000 * $15,000/$75,000]
                        =    $90,000 - $18,000
                        =    $72,000

 Basic Death Benefit    =    max [$80,000, $50,000 - ($50,000 * $15,000/$75,000)]
                        =    max [$80,000, $40,000]
                        =    $80,000

 The Death Benefit therefore is $80,000.

 Example with death after Death Benefit Target Date
 Assume that the Owner's Account Value has generally been increasing due to positive market performance and that no withdrawals had been made prior to the Death Benefit Target Date. Further assume that the Owner dies after the Death Benefit Target Date, when the Account Value is $75,000. The Highest Daily Value on the Death Benefit Target Date was $80,000; however, following the Death Benefit Target Date, the Owner made a Purchase Payment of $15,000 and later had taken a withdrawal of $5,000 when the Account Value was $70,000. The Death Benefit is equal to the greater of the Highest Daily Value on the Death Benefit Target Date plus Purchase Payments minus proportional withdrawals after the Death Benefit Target Date or the basic Death Benefit.

 Highest Daily Value    =    $80,000 + $15,000 - [($80,000 + $15,000) * $5,000/$70,000]
                        =    $80,000 + $15,000 - $6,786
                        =    $88,214

 Basic Death Benefit    =    max [$75,000, ($50,000 + $15,000) - {($50,000 + $15,000) *
                             $5,000/$70,000}]
                        =    max [$75,000, $60,357]
                        =    $75,000

 The Death Benefit therefore is $88,214.

             APPENDIX D - FORMULA UNDER TRUEINCOME - HIGHEST DAILY

 We set out below the current formula under which we may transfer amounts between the Permitted Sub-accounts and the Benefit Fixed Rate Account. Upon your election of TrueIncome - Highest Daily, we will not alter the formula that applies to your contract.

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
   . C\\u\\ - the upper target is established on the effective date of the TrueIncome - Highest Daily (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

   . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

   . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

   .   L - the target value as of the current business day.

   .   r - the target ratio.

   . a - the factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee. The factors that we use currently are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3%. Each number in the table "a" factors (which appears below) represents a factor, which when multiplied by the Highest Daily Annual Income Amount, projects our total liability for the purpose of asset transfers under the guarantee.

   . Q - age based factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee The factor is currently set equal to 1.

   .   V - the total value of all Permitted Sub-accounts in the annuity.

   .   F - the total value of all Benefit Fixed Rate Account allocations.

   . I - the income value prior to the first withdrawal. The income value is equal to what the Highest Daily Annual Income Amount would be if the first withdrawal were taken on the date of calculation. After the first withdrawal the income value equals the greatest of the Highest Daily Annual Income Amount, the quarterly step-up amount times the annual income percentage, and the Account Value times the annual income percentage.

   .   T - the amount of a transfer into or out of the Benefit Fixed Rate
       Account.

   . I% - annual income amount percentage. This factor is established on the Effective Date and is not changed for the life of the guarantee. Currently, this percentage is equal to 5%.

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                              L    =    I * Q * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - F) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to Benefit Fixed Rate Account.

       . If r (less than) C\\l\\, and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min(V, [L - F - V * C\\t\\]/(1-C\\t\\))}    T (greater than) 0, Money moving from the Permitted
                                                        Sub-accounts to the Benefit Fixed Rate Account
 T    =    {Min(F, [L - F - V * C\\t\\]/(1-C\\t\\))}    T (less than) 0, Money moving from the Benefit Fixed
                                                        Rate Account to the Permitted Sub-accounts]

 EXAMPLE:
 MALE AGE 65 CONTRIBUTES $100,000 INTO THE PERMITTED SUB-ACCOUNTS AND THE VALUE DROPS TO $92,300 DURING YEAR ONE, END OF DAY ONE. A TABLE OF VALUES FOR "A" APPEARS BELOW.

 TARGET VALUE CALCULATION:

                         L    =    I * Q * a
                              =    5000.67 * 1 * 15.34
                              =    76,710.28

 TARGET RATIO:

                      r    =    (L - F) / V
                           =    (76,710.28 - 0)/92,300.00
                           =    83.11%

 SINCE R (GREATER THAN) CU ( BECAUSE 83.11% (GREATER THAN) 83%) A TRANSFER INTO THE BENEFIT FIXED RATE ACCOUNT OCCURS.

 T    =    { Min ( V, [L - F - V * Ct]/( 1 - Ct))}
      =    { Min ( 92,300.00, [ 76,710.28 - 0 - 92,300.00 * 0.80]/(1 - 0.80))}
      =    { Min ( 92,300.00, 14,351.40 )}
      =    14,351.40

 FORMULA FOR CONTRACTS WITH 90% CAP FEATURE

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                              L    =    I * Q * a

 If you elect this feature, the following replaces the "Transfer Calculation" above.

 TRANSFER CALCULATION:
 The following formula, which is set on the effective date of this feature and is not changed for the life of the guarantee, determines when a transfer is required:

 On the effective date of this feature (and only on the effective date of this feature), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the Benefit Fixed Rate Account:

        If (F / (V + F) (greater than) .90) then

                          T    =    F - (V + F) * .90

 If T is greater than $0 as described above, then an amount equal to T is transferred from the Benefit Fixed Rate Account and allocated to the Permitted Sub-accounts, and no additional transfer calculations are performed on the effective date.

 On each Valuation Day thereafter (including the effective date of this feature provided F/(V + F) (less than) = .90), the following asset transfer calculation is performed

                      Target Ratio r    =    (L - F) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the Benefit Fixed Rate Account (subject to the 90% cap rule described above).

       . If r (less than) C\\l\\ and there are currently assets in the Benefit Fixed Rate Account (F (greater than) 0), assets in the Benefit Fixed Rate Account are transferred to the Permitted Sub-accounts.

 The following formula, which is set on the Effective Date of this feature and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V + F)) - F), [L - F - V *    Money is transferred from the elected Permitted
           C\\t\\] / (1 - C\\t\\))                             Sub-accounts to Benefit Fixed Rate Account
 T    =    Min(F, - [L - F - V * C\\t\\] / (1 - C\\t\\)),      Money is transferred from the Benefit Fixed Rate
                                                               Account to the Permitted Sub-accounts.

                 AGE 65 "A" FACTORS FOR LIABILITY CALCULATIONS
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply whether or not the 90% cap is elected.

          APPENDIX E - FORMULA UNDER TRUEACCUMULATION - HIGHEST DAILY

 FORMULA FOR ELECTIONS OF TRUEACCUMULATION - HIGHEST DAILY (INCLUDING TRUEACCUMULATION - HIGHEST DAILY WITH THE 90% CAP FEATURE) MADE PRIOR TO AUGUST 3, 2010

 FORMULA UNDER TRUEACCUMULATION - HIGHEST DAILY:

 THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:
..   AV is the current Account Value of the Annuity
..   V is the current Account Value of the elected Sub-accounts of the Annuity
..   B is the total current value of the AST bond portfolio Sub-account
..   C\\l\\ is the lower target value. Currently, it is 79%.
..   C\\t\\ is the middle target value. Currently, it is 82%.
..   C\\u\\ is the upper target value. Currently, it is 85%.

 For each guarantee provided under the benefit,
..   G\\i\\ is the guarantee amount
..   N\\i\\ is the number of days until the maturity date
..   d\\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the guarantee amount at the end of the Base Guarantee Period or Step-Up Guarantee Period. We call the greatest of these values the "current liability (L)."

       L = MAX (L\\i\\), where L\\i\\ = G\\i\\ / (1 + d\\i\\)/(Ni/365)/.

 Next the formula calculates the following formula ratio:

                                r = (L - B) / V.

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the bond fund Sub-account associated with the current liability. If at the time we make a transfer to the bond fund Sub-account associated with the current liability there is Account Value allocated to a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer Account if r (greater than) C\\u\\.

 The transfer amount is calculated by the following formula:

               T = {Min(V, [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If the formula ratio is less than a lower target value and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account into the elected Sub-accounts.

 The transfer amount is calculated by the following formula:

              T = {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))}

 If following a transfer to the elected Sub-accounts, there are assets remaining in a bond fund Sub-account not associated with the current liability, we will transfer all assets from that bond fund Sub-account to the bond fund Sub-account associated with the current liability.

 FORMULA FOR ANNUITIES WITH 90% CAP RULE FEATURE - TRUEACCUMULATION - HIGHEST DAILY

 The following are the terms and definitions referenced in the transfer calculation formula:
..   AV is the current Account Value of the Annuity
..   V is the current Account Value of the elected Sub-accounts of the Annuity
..   B is the total current value of the AST bond portfolio Sub-account
..   C \\l\\ is the lower target value. Currently, it is 79%.
..   C \\t\\ is the middle target value. Currently, it is 82%.
..   C \\u\\ is the upper target value. Currently, it is 85%.
..   T is the amount of a transfer into or out of the Transfer AST bond portfolio Sub-account.

 For each guarantee provided under the benefit,
..   G \\i\\ is the guarantee amount
..   N \\i\\ is the number of days until the maturity date
..   d \\i\\ is the discount rate applicable to the number of days until the maturity date. It is determined with reference to a benchmark index, reduced by the Discount Rate Adjustment and subject to the discount rate minimum. The discount rate minimum, beginning on the effective date of the benefit, is three percent, and will decline monthly over the first twenty-four months following the effective date of the benefit to one percent in the twenty-fifth month, and will remain at one percent for every month thereafter. Once selected, we will not change the applicable benchmark index. However, if the benchmark index is discontinued, we will substitute a successor benchmark index, if there is one. Otherwise we will substitute a comparable benchmark index. We will obtain any required regulatory approvals prior to substitution of the benchmark index.

 TRANSFER CALCULATION
 The formula, which is set on the Effective Date of the 90% Cap Rule, and is not changed while the benefit is in effect, determines, on each Valuation Day, when a transfer is required.

 On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST bond portfolio Sub-account:

                   If (B / (V + B) (greater than) .90), then

                            T = B - [(V + B) * .90]

 If T as described above is greater than $0, then that amount ("T") is transferred from the AST bond portfolio Sub-account to the elected Sub-accounts and no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST bond portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST bond portfolio Sub-account occurs.

 On each Valuation Date thereafter (including the Effective Date of the 90% Cap Rule, provided (B / (V + B) (less than) = .90), the formula begins by determining the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability
 (L)."

      L = MAX(L \\i\\ ), where L \\i\\ = G \\i\\ / (1 + d \\i\\ ) (Ni/365)

            Next the formula calculates the following formula ratio:

                                r = (L - B) / V

 If the formula ratio exceeds an upper target value, then all or a portion of the Account Value will be transferred to the AST bond portfolio Sub-account associated with the current liability, subject to the rule that prevents a transfer into that AST bond portfolio Sub-account if 90% or more of Account Value is in that Sub-account (the "90% cap rule"). If at the time we make a transfer to the AST bond portfolio Sub-account associated with the current liability there is Account Value allocated to an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 The formula will transfer assets into the Transfer AST bond portfolio Sub-account if r (greater than) C \\u\\, subject to the 90% cap rule.

 The transfer amount is calculated by the following formula:

 T = {Min(MAX(0, (.90 * (V + B)) - B), [L - B - V * C \\t\\ ] / (1 - C \\t\\ ))}

 If the formula ratio is less than a lower target value and there are assets in the Transfer AST bond portfolio Sub-account, then the formula will transfer assets out of the Transfer AST bond portfolio Sub-account into the elected Sub-accounts.

 The formula will transfer assets out of the Transfer AST bond portfolio Sub-account if r (less than) C \\l\\ and B (greater than) 0.

 The transfer amount is calculated by the following formula:

         T    =    {Min(B, - [L - B - V * C \\t\\ ] / (1 - C \\t\\ ))}

 If, following a transfer to the elected Sub-accounts, there are assets remaining in an AST bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that AST bond portfolio Sub-account to the AST bond portfolio Sub-account associated with the current liability.

 If transfers into the AST bond portfolio Sub-account are restricted due to the operation of the 90% cap rule, then we will not perform any intra-AST bond portfolio Sub-account transfers. However, if assets transfer out of an AST bond portfolio Sub-account and into the elected Sub-accounts due to the maturity of the AST bond portfolio, by operation of the formula, assets may subsequently transfer to another AST bond portfolio Sub-account that is associated with a future guarantee, subject to the 90% cap rule.

 FORMULA FOR ELECTIONS OF TRUEACCUMULATION - HIGHEST DAILY WITH 90% CAP FEATURE ON OR AFTER AUGUST 3, 2010, SUBJECT TO STATE APPROVAL.

 The operation of the formula is the same as for elections of TrueAccumulation
 - Highest Daily with 90% cap feature prior to August 3, 2010. The formula below provides additional information regarding the concept of the Projected Future Guarantee throughout the Transfer Calculation.

 THE FOLLOWING ARE THE TERMS AND DEFINITIONS REFERENCED IN THE TRANSFER CALCULATION FORMULA:
..   AV is the current Account Value of the Annuity
..   V\\V\\ is the current Account Value of the elected Sub-accounts of the
    Annuity
..   V\\F\\ is the current Account Value of the elected Fixed Rate Options of the Annuity
..   B is the total current value of the Transfer Account
..   C\\l\\ is the lower target value; it is established on the Effective Date and is not changed for the life of the guarantee
..   C\\t\\ is the middle target value; it is established on the Effective Date and is not changed for the life of the guarantee
..   C\\i\\ is the upper target value; it is established on the Effective Date and is not changed for the life of the guarantee
..   T is the amount of a transfer into or out of the Transfer Account
..   "Projected Future Guarantee" is an amount equal to the highest Account
    Value (adjusted for Withdrawals and additional Purchase Payments) within the current Benefit Year that would result in a new Guarantee Amount. For the Projected Future Guarantee, the assumed Guarantee Period begins on the current Valuation Day and ends10 years from the next anniversary of the Effective Date. We only calculate a Projected Future Guarantee if the assumed Guarantee Period associated with that Projected Future Guarantee does not extend beyond the latest Annuity Date applicable to the Annuity.

 The formula, which is set on the Effective Date and is not changed while the Rider is in effect, determines, on each Valuation Day, when a transfer is required.

 The formula begins by determining for each Guarantee Amount and for the Projected Future Guarantee, the value on that Valuation Day that, if appreciated at the applicable discount rate, would equal the Guarantee Amount at the end of the Guarantee Period. We call the greatest of these values the "current liability (L)".

 L    =    MAX (L i), where L \\i\\ = G \\i\\ / (1 + d \\i\\ ) (N \\i /365\\) .

 Where:
..   G \\i\\ is the value of the Guarantee Amount or the Projected Future
    Guarantee
..   N \\i\\ is the number of days until the end of the Guarantee Period
..   d \\i\\ is the discount rate associated with the number of days until the end of a Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). The discount rate is determined by taking the greater of the Benchmark Index Interest Rate less the Discount Rate Adjustment, and the Discount Rate Minimum. The applicable term of the Benchmark Index Interest Rate is the same as the number of days remaining until the end of the Guarantee Period (or the assumed Guarantee Period, for the Projected Future Guarantee). If no Benchmark Index Interest Rate is available for such term, the nearest available term will be used. The Discount Rate Minimum is determined based on the number of months since the Effective Date.

 Next the formula calculates the following formula ratio (r):

                   r    =    (L - B) / (V \\V\\ + V \\F\\ ).

 If the formula ratio exceeds an upper target value, then Account Value will be transferred to the bond portfolio Sub-account associated with the current liability subject to the 90% cap feature. If, at the time we make a transfer to the bond portfolio Sub-account associated with the current liability, there is Account Value allocated to a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

The formula will transfer assets into the Transfer Account if r (greater than) C u and if transfers have not been suspended due to the 90% cap feature. Assets in the elected Sub-accounts and Fixed Rate Options, if applicable, are transferred to the Transfer Account in accordance with the Transfer provisions of the Rider.

 The transfer amount is calculated by the following formula:

 T    =    {Min(MAX(0,(.90 * (V \\V\\ + V \\F\\ + B)) - B), [L - B - (V \\V\\ + V \\F\\ ) * C \\t\\ ] / (1 - C \\t\\ ))}

 If the formula ratio is less than a lower target value, and there are assets in the Transfer Account, then the formula will transfer assets out of the Transfer Account and into the elected Sub-accounts.
 The formula will transfer assets out of the Transfer Account if r 0.

 The transfer amount is calculated by the following formula:

 T    =    {Min (B, - [L - B - (V \\V\\ + V \\F\\ ) * C \\t\\ ] / (1 - C \\t\\ ))}

 If, following a transfer to the elected Sub-accounts, there are assets remaining in a bond portfolio Sub-account not associated with the current liability, we will transfer all assets from that bond portfolio Sub-account to the bond portfolio Sub-account associated with the current liability.

 90% CAP FEATURE: If, on any Valuation Day the Rider remains in effect, a transfer into the Transfer Account occurs which results in 90% of the Account Value being allocated to the Transfer Account, any transfers into the Transfer Account will be suspended even if the formula would otherwise dictate that a transfer into the Transfer Account should occur. Transfers out of the Transfer Account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the Transfer Account occurs. Due to the performance of the Transfer Account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the Transfer Account.

   APPENDIX F - FORMULA UNDER TRUEINCOME - HIGHEST DAILY 7 AND TRUEINCOME -
                            SPOUSAL HIGHEST DAILY 7

 1. FORMULA FOR CONTRACTS
 WITHOUT ELECTION OF 90% CAP FEATURE

 TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA:
       . C\\u \\- the upper target is established on the effective date of the TrueIncome - Highest Daily 7 benefit (the "Effective Date") and is not changed for the life of the guarantee. Currently, it is 83%.

       . C\\t\\ - the target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 80%.

       . C\\l\\ - the lower target is established on the Effective Date and is not changed for the life of the guarantee. Currently, it is 77%.

       .   L - the target value as of the current Valuation day.

       .   r - the target ratio.

       . a - factors used in calculating the target value. These factors are established on the Effective Date and are not changed for the life of the guarantee.

       .   V - the total value of all Permitted Sub-accounts in the Annuity.

       . B - the total value of the AST Investment Grade Bond Portfolio Sub-account.

       . P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation. After the first withdrawal, the Income Basis is equal to the greatest of (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional Purchase Payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*,
           (2) any highest quarterly Account Value prior to the date of calculation increased for additional purchase payments including the amount of any associated Credits, and adjusted for withdrawals, and
           (3) the Account Value on the date of calculation.

       . T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account.

 * Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

 TARGET VALUE CALCULATION:
 On each business day, a target value (L) is calculated, according to the following formula. If the variable Account Value (V) is equal to zero, no calculation is necessary.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:
 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

                      Target Ratio r    =    (L - B) / V.

       . If r (greater than) C\\u\\, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.

       . If r (less than) C\\l\\, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    {Min(V, [L - B - V * C\\t\\] / (1 - C\\t\\))},      Money is transferred from the Permitted Sub-
                                                               accounts to the AST Investment Grade Bond
                                                               Portfolio Sub-account

 T    =    {Min(B, - [L - B - V * C\\t\\] / (1 - C\\t\\))},    Money is transferred from the AST Investment
                                                               Grade Bond Portfolio Sub-account to the
                                                               Permitted Sub-accounts

                     "A" FACTORS FOR LIABILITY CALCULATIONS
              (in Years and Months since Benefit Effective Date)*

       Months
 Years   1      2     3     4     5     6     7     8     9    10    11    12
 ----- ------ ----- ----- ----- ----- ----- ----- ----- ----- ----- ----- -----
   1   15.34  15.31 15.27 15.23 15.20 15.16 15.13 15.09 15.05 15.02 14.98 14.95
   2   14.91  14.87 14.84 14.80 14.76 14.73 14.69 14.66 14.62 14.58 14.55 14.51
   3   14.47  14.44 14.40 14.36 14.33 14.29 14.26 14.22 14.18 14.15 14.11 14.07
   4   14.04  14.00 13.96 13.93 13.89 13.85 13.82 13.78 13.74 13.71 13.67 13.63
   5   13.60  13.56 13.52 13.48 13.45 13.41 13.37 13.34 13.30 13.26 13.23 13.19
   6   13.15  13.12 13.08 13.04 13.00 12.97 12.93 12.89 12.86 12.82 12.78 12.75
   7   12.71  12.67 12.63 12.60 12.56 12.52 12.49 12.45 12.41 12.38 12.34 12.30
   8   12.26  12.23 12.19 12.15 12.12 12.08 12.04 12.01 11.97 11.93 11.90 11.86
   9   11.82  11.78 11.75 11.71 11.67 11.64 11.60 11.56 11.53 11.49 11.45 11.42
  10   11.38  11.34 11.31 11.27 11.23 11.20 11.16 11.12 11.09 11.05 11.01 10.98
  11   10.94  10.90 10.87 10.83 10.79 10.76 10.72 10.69 10.65 10.61 10.58 10.54
  12   10.50  10.47 10.43 10.40 10.36 10.32 10.29 10.25 10.21 10.18 10.14 10.11
  13   10.07  10.04 10.00  9.96  9.93  9.89  9.86  9.82  9.79  9.75  9.71  9.68
  14    9.64   9.61  9.57  9.54  9.50  9.47  9.43  9.40  9.36  9.33  9.29  9.26
  15    9.22   9.19  9.15  9.12  9.08  9.05  9.02  8.98  8.95  8.91  8.88  8.84
  16    8.81   8.77  8.74  8.71  8.67  8.64  8.60  8.57  8.54  8.50  8.47  8.44
  17    8.40   8.37  8.34  8.30  8.27  8.24  8.20  8.17  8.14  8.10  8.07  8.04
  18    8.00   7.97  7.94  7.91  7.88  7.84  7.81  7.78  7.75  7.71  7.68  7.65
  19    7.62   7.59  7.55  7.52  7.49  7.46  7.43  7.40  7.37  7.33  7.30  7.27
  20    7.24   7.21  7.18  7.15  7.12  7.09  7.06  7.03  7.00  6.97  6.94  6.91
  21    6.88   6.85  6.82  6.79  6.76  6.73  6.70  6.67  6.64  6.61  6.58  6.55
  22    6.52   6.50  6.47  6.44  6.41  6.38  6.36  6.33  6.30  6.27  6.24  6.22
  23    6.19   6.16  6.13  6.11  6.08  6.05  6.03  6.00  5.97  5.94  5.92  5.89
  24    5.86   5.84  5.81  5.79  5.76  5.74  5.71  5.69  5.66  5.63  5.61  5.58
  25    5.56   5.53  5.51  5.48  5.46  5.44  5.41  5.39  5.36  5.34  5.32  5.29
  26    5.27   5.24  5.22  5.20  5.18  5.15  5.13  5.11  5.08  5.06  5.04  5.01
  27    4.99   4.97  4.95  4.93  4.91  4.88  4.86  4.84  4.82  4.80  4.78  4.75
  28    4.73   4.71  4.69  4.67  4.65  4.63  4.61  4.59  4.57  4.55  4.53  4.51
  29    4.49   4.47  4.45  4.43  4.41  4.39  4.37  4.35  4.33  4.32  4.30  4.28
  30    4.26   4.24  4.22  4.20  4.18  4.17  4.15  4.13  4.11  4.09  4.07  4.06
  31    4.04   4.02  4.00  3.98  3.97  3.95  3.93  3.91  3.90  3.88  3.86  3.84
  32    3.83   3.81  3.79  3.78  3.76  3.74  3.72  3.71  3.69  3.67  3.66  3.64
  33    3.62   3.61  3.59  3.57  3.55  3.54  3.52  3.50  3.49  3.47  3.45  3.44
  34    3.42   3.40  3.39  3.37  3.35  3.34  3.32  3.30  3.29  3.27  3.25  3.24
  35    3.22   3.20  3.18  3.17  3.15  3.13  3.12  3.10  3.08  3.07  3.05  3.03
  36    3.02   3.00  2.98  2.96  2.95  2.93  2.91  2.90  2.88  2.86  2.85  2.83
  37    2.81   2.79  2.78  2.76  2.74  2.73  2.71  2.69  2.68  2.66  2.64  2.62
  38    2.61   2.59  2.57  2.56  2.54  2.52  2.51  2.49  2.47  2.45  2.44  2.42
  39    2.40   2.39  2.37  2.35  2.34  2.32  2.30  2.29  2.27  2.25  2.24  2.22
  40    2.20   2.19  2.17  2.15  2.14  2.12  2.11  2.09  2.07  2.06  2.04  2.02
  41    2.01   1.84  1.67  1.51  1.34  1.17  1.00  0.84  0.67  0.50  0.33  0.17

 * The values set forth in this table are applied to all ages, and apply to each formula set out in this Appendix.

 2. FORMULA FOR CONTRACTS WITH 90% CAP FEATURE.
 SEE ABOVE FOR THE TERMS AND DEFINITIONS REFERENCED IN THE CALCULATION FORMULA.

 If you choose to elect the 90% Cap Feature (or alternatively, if you are a current participant in a TrueIncome - Highest Daily 7 benefit who has already elected the 90% Cap Feature), then the following formula applies.

 TARGET VALUE CALCULATION:
 On each Valuation Day, a target value (L) is calculated, according to the following formula.

                            L    =    0.05 * P * a

 TRANSFER CALCULATION:

 The following formula, which is set on the Effective Date of the 90% Cap Rule as shown in the Schedule Supplement and is not changed for the life of the guarantee, determines when a transfer is required. On the Effective Date of the 90% Cap Rule (and only on this date), the following asset transfer calculation is performed to determine the amount of Account Value allocated to the AST Investment Grade Bond Portfolio Sub-account:

                         If (B / (V + B) (greater than) .90) then
                         T         =         B - [(V + B) * .90]

 If T is greater than $0 as described above, then no additional transfer calculations are performed on the Effective Date of the 90% Cap Rule. Any transfers into the AST Investment Grade Bond Portfolio Sub-account are suspended. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs.

 On each Valuation Day thereafter (including the Effective Date of the 90% Cap Rule, provided B/(V+B) (less than)= .90), the following asset transfer calculation is performed:

                        Target Ratio r    =    (L--B)/V

       . If r (greater than) C\\u\\, assets in the elected Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account provided transfers are not suspended under the 90% Cap Rule described below.

       . If r (less than) C\\l\\ and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B (greater than) 0), assets in the AST Investment Grade Bond Portfolio Sub-account are transferred to the elected Sub-accounts according to most recent allocation instructions.

 The following formula, which is set on the Effective Date of the 90% Cap Rule and is not changed for the life of the guarantee, determines the transfer amount:

 T    =    Min (MAX (0, (0.90 * (V+ B)) - B),       Money is transferred from the
           [L - B - V * C\\t\\] / (1--C\\t\\))      elected Sub-accounts to the AST
                                                    Investment Grade Bond Portfolio
                                                    Sub-account

 T    =    {Min (B, -[L--B--V * C\\t\\] /           Money is transferred from the AST
           (1--C\\t\\))}                            Investment Grade Bond Portfolio
                                                    Sub-account to the elected
                                                    Sub-accounts.

 At any given time, some, most, or none of the Account Value may be allocated to the AST Investment Grade Bond Portfolio Sub-account under the Transfer Calculation formula.

 90% CAP RULE: If, on any Valuation Day, on and after the Effective Date of the 90% Cap Rule, a transfer into the AST Investment Grade Bond Portfolio Sub-account occurs which results in 90% of the Account Value being allocated to the AST Investment Grade Bond Portfolio Sub-account , any transfers into the AST Investment Grade Bond Portfolio Sub-account will be suspended, even if the formula would otherwise dictate that a transfer into the AST Investment Grade Bond Portfolio Sub-account should occur. Transfers out of the AST Investment Grade Bond Portfolio Sub-account and into the elected Sub-accounts will still be allowed. The suspension will be lifted once a transfer out of the AST Investment Grade Bond Portfolio Sub-account occurs. Due to the performance of the AST Investment Grade Bond Portfolio Sub-account and the elected Sub-Accounts, the Account Value could be more than 90% invested in the AST Investment Grade Bond Portfolio Sub-account.

APPENDIX G - SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES

 Certain features of your Annuity may be different than the features described earlier in this prospectus if your Annuity is issued in certain states described below.


Jurisdiction                          Special Provisions
--------------------------------------------------------------------------------
Florida        The earliest Annuity Date is one year from the Issue Date.
--------------------------------------------------------------------------------
Illinois       The earliest Annuity Date is one year from the Issue Date.
--------------------------------------------------------------------------------
Massachusetts  If your Annuity is issued in Massachusetts after January 1,
               2009, the annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity
               Option or any lifetime withdrawal optional benefit (except the
               Guaranteed Minimum Withdrawal Benefit).
               Medically Related Surrenders are not available.
               Additional Purchase Payments are limited to those received up to and including the first anniversary of the issue date of the annuity on B, L, and X Share.
--------------------------------------------------------------------------------
Minnesota      CDSC Schedule for X-Share is 8, 8, 7, 6, 5, 4, 3, 2, 1%
               Purchase Payments limited to those received before first annuity anniversary on L-Share.
--------------------------------------------------------------------------------
Montana        If your Annuity is issued in Montana, the annuity rates we use to calculate annuity payments are available only on a gender neutral basis under any Annuity Option or any lifetime
               withdrawal optional benefit (except the Guaranteed Minimum
               Withdrawal Benefit).
--------------------------------------------------------------------------------
New Jersey     Total Aggregate Purchase Payments may not exceed $5,000,000
--------------------------------------------------------------------------------
Oregon         Purchase Payments limited to those received before first annuity anniversary of the annuity on B, L, and X share.
--------------------------------------------------------------------------------
Texas          Minimum Annuity Payments are $20.
--------------------------------------------------------------------------------
Washington     CDSC Schedule for X-Share is 8, 8, 7, 6, 5, 4, 3, 2, 1%
               If your Annuity is issued in Washington, and you elect
               TrueIncome - Highest Daily, or any version of TrueIncome -
               Highest Daily 7, the Guaranteed Minimum Account Value Credit
               otherwise available on these optional benefits is not available.
               Additional Purchase Payments are limited to those received up to and including the first anniversary of the issue date of the annuity on B, L, and X Share.
               The Combination 5% Roll-Up and HAV Death Benefit is not
               available for election.
               Minimum Annuity Payments are $20.
--------------------------------------------------------------------------------

                                                         ----------------
        [LOGO] Prudential                                   PRSRT STD
        The Prudential Insurance Company of America       U.S. POSTAGE
        751 Broad Street                                      PAID
        Newark, NJ 07102-3777                             LANCASTER, PA
                                                         PERMIT NO. 1793

                                                         ----------------

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2012


                 ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                   ALLSTATE RETIREMENTACCESS VARIABLE ANNUITY

 Allstate RetirementAccess variable annuity contracts (the "Annuities" or the "Annuity") are individual variable annuity contracts issued by Allstate Life Insurance Company ("Allstate"), a stock life insurance company that is a wholly-owned subsidiary of Allstate Insurance Company and is funded through the Allstate Financial Advisors Separate Account I (the "Separate Account"). Each Annuity could be purchased by making an initial purchase payment of $10,000 or more (except for the B Series, which has a $1,000 minimum initial purchase payment). With some restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.


 This Statement of Additional Information is not a prospectus and should be read in conjunction with the B Series, L Series, and X Series prospectus dated May 1, 2012. To obtain a copy of the prospectus, without charge, you can write to the Annuity Service Center, P.O. Box 70179, Philadelphia, Pennsylvania 19176, or contact us by telephone at (866) 695-2647.


 This Statement of Additional Information uses the same defined terms as the prospectus for the Annuities, except as specifically noted.

                               TABLE OF CONTENTS

                                                                 Page
                                                                 ----
           Additions, Deletions or Substitutions of Investments    2
           The Annuities                                           2
           Company                                                 2
           Principal Underwriter                                   3
           Determination of Accumulation Unit Values               5
           General Matters                                         5
           Experts                                                 7
           Financial Statements                                    7
           Appendix A-Accumulation Unit Values                   A-1

              ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

 We may add, delete, or substitute the Portfolio shares held by any Sub-account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Separate Account.

 We will not substitute shares attributable to an Owner's interest in a Sub-account until we have notified the Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Separate Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

 We also may establish additional Sub-accounts or series of Sub-accounts. Each additional Sub-account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Sub-accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Sub-accounts in conjunction with the Annuity to existing Owners. We may eliminate one or more Sub-accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

 We may, by appropriate endorsement, change the Annuity as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Annuities would be served, we may operate the Separate Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

                                 THE ANNUITIES

 The Annuities are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

                                    COMPANY

 Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

 Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

 Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

 On June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, pursuant to a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Allstate Life and PICA also entered into an administrative services agreement pursuant to which PICA or an affiliate will administer the Separate Account and the Annuities. The benefits and provisions of the Annuities will not be changed by these transactions and agreements. None of the transactions or agreements will change the fact that we are primarily liable to you under your Annuity.

                             PRINCIPAL UNDERWRITER


 We offered the Annuities to the public through banks as well as brokers licensed under the federal securities laws and state insurance laws. Allstate Distributors, LLC ("Allstate Distributors"), a wholly owned subsidiary of Allstate Life, serves as the principal underwriter for the Separate Account and distributes the Annuities. The offering of the Annuities is continuous. We do not anticipate discontinuing the offering of the Annuities, but we reserve the right to do so at any time. Commission income of Allstate Distributors is as follows:

                  Allstate Distributors, LLC Commission Income



                    Fiscal Year Ended -  Commission Income
                    -------------------  -----------------
                           2011                 $0
                           2010                 $0
                           2009                 $0

                   DETERMINATION OF ACCUMULATION UNIT VALUES

 The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of Advanced Series Trust (the "Trust") or other fund held by that Sub-account by the net asset value of each share and adding the value of dividends declared by the Trust or other fund but not yet paid. As we have indicated in the prospectus, each Annuity allows you to select or decline any of several benefit options that carries with it a specific asset-based charge. We maintain a unique unit value corresponding to each such annuity feature. In the prospectus, we set out historical unit values corresponding to the highest and lowest combination of charges. In the tables below, we set out the remaining historical unit values.

                                GENERAL MATTERS

 Safekeeping of the Separate Account's Assets

 We hold title to the assets of the Separate Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Sub-accounts.

 The Portfolios do not issue stock certificates. Therefore, we hold the Separate Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

 Premium Taxes

 Applicable premium tax rates depend on the Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

 Tax Reserves

 We do not establish capital gains tax reserves for any Sub-account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Separate Account will not be taxable.

                                    EXPERTS

 The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein and elsewhere in the Registration Statement (which report relating to the financial statements and financial statement schedules of Allstate Life Insurance Company expresses an unqualified opinion on the financial statements and financial statement schedules and includes an explanatory paragraph referring to a change in recognition and presentation for other-than-temporary impairments of debt securities in 2009.) Such financial statements and financial statement schedules have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                              FINANCIAL STATEMENTS

 The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-accounts which comprise Allstate Financial Advisors Separate Account I, as of December 31, 2011 and for each of the periods in the two-year period then ended.


 The consolidated financial statements and related financial statement schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Annuities.

                                  APPENDIX A

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.50%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.13355    $ 7.01262      193,673
   01/01/2009 to 12/31/2009.........  $ 7.01262    $ 8.59177      187,189
   01/01/2010 to 12/31/2010.........  $ 8.59177    $ 9.47734      186,399
   01/01/2011 to 12/31/2011.........  $ 9.47734    $ 9.08903      147,297
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.36049    $ 7.25618       48,593
   01/01/2009 to 12/31/2009.........  $ 7.25618    $ 9.02187       87,449
   01/01/2010 to 12/31/2010.........  $ 9.02187    $10.10658       89,278
   01/01/2011 to 12/31/2011.........  $10.10658    $ 9.96839       71,572
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.13550    $ 6.15018        1,808
   01/01/2009 to 12/31/2009.........  $ 6.15018    $ 7.13610        1,181
   01/01/2010 to 12/31/2010.........  $ 7.13610    $ 8.00389          400
   01/01/2011 to 12/31/2011.........  $ 8.00389    $ 8.16726          604
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.23618    $ 7.34190      195,581
   01/01/2009 to 12/31/2009.........  $ 7.34190    $ 8.91844      262,922
   01/01/2010 to 12/31/2010.........  $ 8.91844    $ 9.86838      265,893
   01/01/2011 to 12/31/2011.........  $ 9.86838    $ 9.60432      219,493
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99877    $ 9.17759            0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.38385    $ 6.06690            0
   01/01/2009 to 12/31/2009.........  $ 6.06690    $ 7.06845          139
   01/01/2010 to 12/31/2010.........  $ 7.06845    $ 7.83029          104
   01/01/2011 to 12/31/2011.........  $ 7.83029    $ 7.67662           78

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99918    $ 9.40868            0
   01/01/2010 to 12/31/2010.........  $ 9.40868    $10.24985            0
   01/01/2011 to 12/31/2011.........  $10.24985    $11.07177            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02977    $12.19193       70,042
   01/01/2009 to 12/31/2009.........  $12.19193    $11.28481       83,720
   01/01/2010 to 12/31/2010.........  $11.28481    $12.36141       64,840
   01/01/2011 to 12/31/2011.........  $12.36141    $13.83249       51,791
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02974    $12.24934        6,021
   01/01/2009 to 12/31/2009.........  $12.24934    $11.13879       13,014
   01/01/2010 to 12/31/2010.........  $11.13879    $12.22071       18,012
   01/01/2011 to 12/31/2011.........  $12.22071    $13.96321        4,104
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99918    $ 8.81752          265
   01/01/2010 to 12/31/2010.........  $ 8.81752    $ 9.71599       30,900
   01/01/2011 to 12/31/2011.........  $ 9.71599    $11.35996        3,895
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99837    $11.04410       21,836
   01/01/2011 to 12/31/2011.........  $11.04410    $13.08959       19,162
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99877    $12.05950       39,454
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02502    $ 6.68349       69,913
   01/01/2009 to 12/31/2009.........  $ 6.68349    $ 8.25251       73,436
   01/01/2010 to 12/31/2010.........  $ 8.25251    $ 9.21780       86,935
   01/01/2011 to 12/31/2011.........  $ 9.21780    $ 8.86123       68,751
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09932    $ 6.70554        8,144
   01/01/2009 to 12/31/2009.........  $ 6.70554    $ 8.38012        8,650
   01/01/2010 to 12/31/2010.........  $ 8.38012    $ 9.44028        5,293
   01/01/2011 to 12/31/2011.........  $ 9.44028    $ 9.07863        3,544
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08114    $ 7.35523        8,946
   01/01/2009 to 12/31/2009.........  $ 7.35523    $ 8.94120       27,885
   01/01/2010 to 12/31/2010.........  $ 8.94120    $ 9.85881       26,418
   01/01/2011 to 12/31/2011.........  $ 9.85881    $ 9.53676       22,491

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.49819    $ 5.99858            0
   01/01/2009 to 12/31/2009.........  $ 5.99858    $ 7.79678           74
   01/01/2010 to 12/31/2010.........  $ 7.79678    $ 9.88521           41
   01/01/2011 to 12/31/2011.........  $ 9.88521    $10.38099           29
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.70085    $ 8.10838            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.18665    $ 5.63081        1,184
   01/01/2009 to 12/31/2009.........  $ 5.63081    $ 7.35943          621
   01/01/2010 to 12/31/2010.........  $ 7.35943    $ 9.61033          558
   01/01/2011 to 12/31/2011.........  $ 9.61033    $ 8.22684        1,075
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10365    $ 7.51558        3,810
   01/01/2009 to 12/31/2009.........  $ 7.51558    $ 8.97636        1,235
   01/01/2010 to 12/31/2010.........  $ 8.97636    $10.02176          614
   01/01/2011 to 12/31/2011.........  $10.02176    $ 9.62956          615
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08873    $ 6.73586       50,335
   01/01/2009 to 12/31/2009.........  $ 6.73586    $ 8.21894      104,418
   01/01/2010 to 12/31/2010.........  $ 8.21894    $ 9.26045      118,477
   01/01/2011 to 12/31/2011.........  $ 9.26045    $ 8.98642       84,603
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.23534    $ 6.17596      244,916
   01/01/2009 to 12/31/2009.........  $ 6.17596    $ 7.66499      594,318
   01/01/2010 to 12/31/2010.........  $ 7.66499    $ 8.98792      843,988
   01/01/2011 to 12/31/2011.........  $ 8.98792    $ 8.30480      416,597
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99878    $ 7.47904            0
   01/01/2009 to 11/13/2009.........  $ 7.47904    $ 8.37746            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17546    $ 6.11840            0
   01/01/2009 to 12/31/2009.........  $ 6.11840    $ 8.14369            0
   01/01/2010 to 12/31/2010.........  $ 8.14369    $ 9.64393            0
   01/01/2011 to 12/31/2011.........  $ 9.64393    $ 9.02266            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02462    $ 6.13100        1,573
   01/01/2009 to 12/31/2009.........  $ 6.13100    $ 9.02402        1,253
   01/01/2010 to 12/31/2010.........  $ 9.02402    $ 9.80506        1,362
   01/01/2011 to 12/31/2011.........  $ 9.80506    $ 9.27777        1,884

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.37689    $ 5.96882        1,865
   01/01/2009 to 12/31/2009.........  $ 5.96882    $ 7.00895        1,864
   01/01/2010 to 12/31/2010.........  $ 7.00895    $ 7.79506        1,863
   01/01/2011 to 12/31/2011.........  $ 7.79506    $ 7.25601        1,862
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.36540    $ 6.08671        1,963
   01/01/2009 to 12/31/2009.........  $ 6.08671    $ 9.42044        1,541
   01/01/2010 to 12/31/2010.........  $ 9.42044    $11.12114        1,540
   01/01/2011 to 12/31/2011.........  $11.12114    $10.63058        1,539
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03366    $ 7.64560            0
   01/01/2009 to 12/31/2009.........  $ 7.64560    $ 9.55478            0
   01/01/2010 to 12/31/2010.........  $ 9.55478    $11.93314            0
   01/01/2011 to 12/31/2011.........  $11.93314    $11.90982            0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.64365    $ 7.72692           64
   01/01/2009 to 12/31/2009.........  $ 7.72692    $10.31917           64
   01/01/2010 to 12/31/2010.........  $10.31917    $11.53876        3,579
   01/01/2011 to 12/31/2011.........  $11.53876    $11.72900          596
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11184    $ 7.14807          828
   01/01/2009 to 12/31/2009.........  $ 7.14807    $ 8.92034        1,477
   01/01/2010 to 12/31/2010.........  $ 8.92034    $10.00264        1,591
   01/01/2011 to 12/31/2011.........  $10.00264    $ 9.79869        1,069
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08932    $ 7.62472       17,788
   01/01/2009 to 12/31/2009.........  $ 7.62472    $ 9.26843       25,884
   01/01/2010 to 12/31/2010.........  $ 9.26843    $10.19024       25,837
   01/01/2011 to 12/31/2011.........  $10.19024    $ 9.98865       20,411
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.53556    $ 5.43245        2,848
   01/01/2009 to 12/31/2009.........  $ 5.43245    $ 7.24079        2,024
   01/01/2010 to 12/31/2010.........  $ 7.24079    $ 8.16782          922
   01/01/2011 to 12/31/2011.........  $ 8.16782    $ 7.00698        1,081

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.91717    $ 5.78239        3,050
   01/01/2009 to 12/31/2009.........  $ 5.78239    $ 7.43422        3,396
   01/01/2010 to 12/31/2010.........  $ 7.43422    $ 8.13590        3,363
   01/01/2011 to 12/31/2011.........  $ 8.13590    $ 7.00972        3,325
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02962    $10.80279      728,271
   01/01/2009 to 12/31/2009.........  $10.80279    $11.84594      328,433
   01/01/2010 to 12/31/2010.........  $11.84594    $12.93232      101,468
   01/01/2011 to 12/31/2011.........  $12.93232    $14.32686      448,387
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.25658    $ 7.87406       51,021
   01/01/2009 to 12/31/2009.........  $ 7.87406    $ 9.46570       91,064
   01/01/2010 to 12/31/2010.........  $ 9.46570    $10.00817       93,903
   01/01/2011 to 12/31/2011.........  $10.00817    $ 9.88321       71,276
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08416    $10.29292            0
   01/01/2010 to 12/31/2010.........  $10.29292    $11.28818            0
   01/01/2011 to 12/31/2011.........  $11.28818    $11.19497            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14555    $10.30271            0
   01/01/2010 to 12/31/2010.........  $10.30271    $11.54334            0
   01/01/2011 to 12/31/2011.........  $11.54334    $10.70495            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10073    $ 5.97843        1,588
   01/01/2009 to 12/31/2009.........  $ 5.97843    $ 8.00343        1,078
   01/01/2010 to 12/31/2010.........  $ 8.00343    $ 8.45042          525
   01/01/2011 to 12/31/2011.........  $ 8.45042    $ 7.56372          525
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.18613    $ 5.51560        1,077
   01/01/2009 to 12/31/2009.........  $ 5.51560    $ 6.49008        1,076
   01/01/2010 to 12/31/2010.........  $ 6.49008    $ 7.23545            0
   01/01/2011 to 12/31/2011.........  $ 7.23545    $ 6.83026            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.41828    $ 7.86918            0
   01/01/2009 to 12/31/2009.........  $ 7.86918    $10.43532          826
   01/01/2010 to 12/31/2010.........  $10.43532    $11.66016          797
   01/01/2011 to 12/31/2011.........  $11.66016    $12.65627          764
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01881    $ 6.01404        2,929
   01/01/2009 to 12/31/2009.........  $ 6.01404    $ 7.68834        3,601
   01/01/2010 to 12/31/2010.........  $ 7.68834    $ 9.07069        3,538
   01/01/2011 to 12/31/2011.........  $ 9.07069    $ 8.85498        3,466

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20904    $ 6.79032        8,688
   01/01/2009 to 12/31/2009.........  $ 6.79032    $ 8.79760        1,037
   01/01/2010 to 12/31/2010.........  $ 8.79760    $ 9.71160        1,036
   01/01/2011 to 12/31/2011.........  $ 9.71160    $ 9.26842        1,036
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.41413    $ 6.76122            0
   01/01/2009 to 12/31/2009.........  $ 6.76122    $ 8.28013            0
   01/01/2010 to 12/31/2010.........  $ 8.28013    $ 9.20054            0
   01/01/2011 to 12/31/2011.........  $ 9.20054    $ 9.01074            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.78222    $ 5.94845          620
   01/01/2009 to 12/31/2009.........  $ 5.94845    $ 8.13925        1,679
   01/01/2010 to 12/31/2010.........  $ 8.13925    $ 9.91193        1,678
   01/01/2011 to 12/31/2011.........  $ 9.91193    $ 9.42837        1,677
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19805    $10.23870       10,929
   01/01/2009 to 12/31/2009.........  $10.23870    $10.11181       18,836
   01/01/2010 to 12/31/2010.........  $10.11181    $ 9.96478       17,831
   01/01/2011 to 12/31/2011.........  $ 9.96478    $ 9.81941       10,742
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.68823    $ 5.70783        2,005
   01/01/2009 to 12/31/2009.........  $ 5.70783    $ 7.90899        1,538
   01/01/2010 to 12/31/2010.........  $ 7.90899    $ 9.61810        1,452
   01/01/2011 to 12/31/2011.........  $ 9.61810    $ 9.24058        1,422
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02868    $10.07373            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.58027    $ 5.88338          206
   01/01/2009 to 12/31/2009.........  $ 5.88338    $ 7.52300          316
   01/01/2010 to 12/31/2010.........  $ 7.52300    $ 9.53713          233
   01/01/2011 to 12/31/2011.........  $ 9.53713    $ 9.55460          199
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18967    $ 6.36737          507
   01/01/2009 to 12/31/2009.........  $ 6.36737    $ 7.68860          569
   01/01/2010 to 12/31/2010.........  $ 7.68860    $ 9.11006          552
   01/01/2011 to 04/29/2011.........  $ 9.11006    $10.22410            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10152    $ 5.57836            0
   01/01/2009 to 12/31/2009.........  $ 5.57836    $ 9.15131        2,177
   01/01/2010 to 12/31/2010.........  $ 9.15131    $11.02373          949
   01/01/2011 to 12/31/2011.........  $11.02373    $ 8.65913          832
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.54609    $10.31309        9,233
   01/01/2009 to 12/31/2009.........  $10.31309    $11.19983        5,110
   01/01/2010 to 12/31/2010.........  $11.19983    $11.46443        2,532
   01/01/2011 to 12/31/2011.........  $11.46443    $11.54901        1,923
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.90104    $10.21996       13,017
   01/01/2009 to 12/31/2009.........  $10.21996    $11.73265        8,123
   01/01/2010 to 12/31/2010.........  $11.73265    $12.45111        7,252
   01/01/2011 to 12/31/2011.........  $12.45111    $12.65692        7,159
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.45047    $ 8.33099      188,702
   01/01/2009 to 12/31/2009.........  $ 8.33099    $ 9.85231      261,340
   01/01/2010 to 12/31/2010.........  $ 9.85231    $10.73264      248,407
   01/01/2011 to 12/31/2011.........  $10.73264    $10.67932      221,353
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01869    $10.07365            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.32568    $ 5.89074        9,045
   01/01/2009 to 12/31/2009.........  $ 5.89074    $ 7.07001          570
   01/01/2010 to 12/31/2010.........  $ 7.07001    $ 8.01363          569
   01/01/2011 to 12/31/2011.........  $ 8.01363    $ 8.16814          569
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99877    $ 8.91023            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18531    $ 7.17097       21,101
   01/01/2009 to 12/31/2009.........  $ 7.17097    $ 9.00157       44,678
   01/01/2010 to 12/31/2010.........  $ 9.00157    $ 9.91585       47,755
   01/01/2011 to 12/31/2011.........  $ 9.91585    $ 9.43900       39,663
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.49890    $ 6.32631          123
   01/01/2009 to 12/31/2009.........  $ 6.32631    $ 8.34608          103
   01/01/2010 to 12/31/2010.........  $ 8.34608    $11.21701           66
   01/01/2011 to 12/31/2011.........  $11.21701    $10.94299           61

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.38155    $ 6.55164          879
   01/01/2009 to 12/31/2009.........  $ 6.55164    $ 8.19749        1,451
   01/01/2010 to 12/31/2010.........  $ 8.19749    $10.17554        1,409
   01/01/2011 to 12/31/2011.........  $10.17554    $ 9.42601        1,388
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.07633    $ 7.45021       29,402
   01/01/2009 to 12/31/2009.........  $ 7.45021    $ 9.11168       64,679
   01/01/2010 to 12/31/2010.........  $ 9.11168    $10.01224       65,983
   01/01/2011 to 12/31/2011.........  $10.01224    $10.05986       60,257
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.05555    $ 5.43545          601
   01/01/2009 to 12/31/2009.........  $ 5.43545    $ 6.62933          601
   01/01/2010 to 12/31/2010.........  $ 6.62933    $ 7.39612          600
   01/01/2011 to 12/31/2011.........  $ 7.39612    $ 7.16740          600
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $11.03701    $10.20756        2,627
   01/01/2009 to 12/31/2009.........  $10.20756    $11.27487        5,501
   01/01/2010 to 12/31/2010.........  $11.27487    $11.74596        4,851
   01/01/2011 to 12/31/2011.........  $11.74596    $12.04961        4,738
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.65109    $ 5.90554        2,251
   01/01/2009 to 12/31/2009.........  $ 5.90554    $ 8.92350        2,877
   01/01/2010 to 12/31/2010.........  $ 8.92350    $10.18149        1,786
   01/01/2011 to 12/31/2011.........  $10.18149    $ 9.86091        1,779
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.07851    $ 5.74017        4,203
   01/01/2009 to 12/31/2009.........  $ 5.74017    $ 8.44609        5,499
   01/01/2010 to 12/31/2010.........  $ 8.44609    $10.02311        3,643
   01/01/2011 to 12/31/2011.........  $10.02311    $ 8.40188        3,680
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.78324    $ 5.89032        9,337
   01/01/2009 to 12/31/2009.........  $ 5.89032    $ 7.45305        8,924
   01/01/2010 to 12/31/2010.........  $ 7.45305    $ 8.41749        8,099
   01/01/2011 to 12/31/2011.........  $ 8.41749    $ 8.00650        7,879
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.25008    $ 9.32155            0
   01/01/2009 to 12/31/2009.........  $ 9.32155    $10.25168            0
   01/01/2010 to 12/31/2010.........  $10.25168    $10.88762            0
   01/01/2011 to 12/31/2011.........  $10.88762    $11.37290            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07816    $ 6.65060       20,066
   01/01/2009 to 12/31/2009.........  $ 6.65060    $ 8.52206       54,865
   01/01/2010 to 12/31/2010.........  $ 8.52206    $ 9.25566       51,668
   01/01/2011 to 12/31/2011.........  $ 9.25566    $ 8.96647       41,470


*  Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                   HIGHEST DAILY VALUE DEATH BENEFIT (1.65%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12208    $ 6.99774       29,180
   01/01/2009 to 12/31/2009.........  $ 6.99774    $ 8.56077       32,867
   01/01/2010 to 12/31/2010.........  $ 8.56077    $ 9.42920       32,838
   01/01/2011 to 12/31/2011.........  $ 9.42920    $ 9.02949       32,020
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.34880    $ 7.24085       15,545
   01/01/2009 to 12/31/2009.........  $ 7.24085    $ 8.98942       21,894
   01/01/2010 to 12/31/2010.........  $ 8.98942    $10.05547       21,809
   01/01/2011 to 12/31/2011.........  $10.05547    $ 9.90327       20,262
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12516    $ 6.13711            0
   01/01/2009 to 12/31/2009.........  $ 6.13711    $ 7.11046            0
   01/01/2010 to 12/31/2010.........  $ 7.11046    $ 7.96345            0
   01/01/2011 to 12/31/2011.........  $ 7.96345    $ 8.11397            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22465    $ 7.32641       46,459
   01/01/2009 to 12/31/2009.........  $ 7.32641    $ 8.88640       75,884
   01/01/2010 to 12/31/2010.........  $ 8.88640    $ 9.81842       73,630
   01/01/2011 to 12/31/2011.........  $ 9.81842    $ 9.54167       67,780
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99865    $ 9.16846            0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.37324    $ 6.05406          678
   01/01/2009 to 12/31/2009.........  $ 6.05406    $ 7.04311          677
   01/01/2010 to 12/31/2010.........  $ 7.04311    $ 7.79066          677
   01/01/2011 to 12/31/2011.........  $ 7.79066    $ 7.62654          676

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01371    $ 6.66939       44,724
   01/01/2009 to 12/31/2009.........  $ 6.66939    $ 8.22287       23,769
   01/01/2010 to 12/31/2010.........  $ 8.22287    $ 9.17123       24,189
   01/01/2011 to 12/31/2011.........  $ 9.17123    $ 8.80352       20,954
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09928    $ 6.69886            0
   01/01/2009 to 12/31/2009.........  $ 6.69886    $ 8.35942            0
   01/01/2010 to 12/31/2010.........  $ 8.35942    $ 9.40304            0
   01/01/2011 to 12/31/2011.........  $ 9.40304    $ 9.02950            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08110    $ 7.34790            0
   01/01/2009 to 12/31/2009.........  $ 7.34790    $ 8.91911       33,758
   01/01/2010 to 12/31/2010.........  $ 8.91911    $ 9.81987       33,704
   01/01/2011 to 12/31/2011.........  $ 9.81987    $ 9.48499       32,098
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.48643    $ 5.98588        3,442
   01/01/2009 to 12/31/2009.........  $ 5.98588    $ 7.76870        3,439
   01/01/2010 to 12/31/2010.........  $ 7.76870    $ 9.83530        3,437
   01/01/2011 to 12/31/2011.........  $ 9.83530    $10.31335        3,434
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.69107    $ 8.09673            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.17622    $ 5.61884          286
   01/01/2009 to 12/31/2009.........  $ 5.61884    $ 7.33285          286
   01/01/2010 to 12/31/2010.........  $ 7.33285    $ 9.56148          285
   01/01/2011 to 12/31/2011.........  $ 9.56148    $ 8.17288          285
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10361    $ 7.50818            0
   01/01/2009 to 12/31/2009.........  $ 7.50818    $ 8.95434        4,051
   01/01/2010 to 12/31/2010.........  $ 8.95434    $ 9.98250        4,018
   01/01/2011 to 12/31/2011.........  $ 9.98250    $ 9.57767        3,120
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.07727    $ 6.72158        8,806
   01/01/2009 to 12/31/2009.........  $ 6.72158    $ 8.18940        3,651
   01/01/2010 to 12/31/2010.........  $ 8.18940    $ 9.21340        9,132
   01/01/2011 to 12/31/2011.........  $ 9.21340    $ 8.92746        8,688

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22370    $ 6.16283       28,501
   01/01/2009 to 12/31/2009.........  $ 6.16283    $ 7.63741       30,496
   01/01/2010 to 12/31/2010.........  $ 7.63741    $ 8.94227       37,959
   01/01/2011 to 12/31/2011.........  $ 8.94227    $ 8.25042       33,862
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99866    $ 7.47404            0
   01/01/2009 to 11/13/2009.........  $ 7.47404    $ 8.36111            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17534    $ 6.11426            0
   01/01/2009 to 12/31/2009.........  $ 6.11426    $ 8.12602            0
   01/01/2010 to 12/31/2010.........  $ 8.12602    $ 9.60868          198
   01/01/2011 to 12/31/2011.........  $ 9.60868    $ 8.97632          180
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01334    $ 6.11808            0
   01/01/2009 to 12/31/2009.........  $ 6.11808    $ 8.99184            0
   01/01/2010 to 12/31/2010.........  $ 8.99184    $ 9.75579            0
   01/01/2011 to 12/31/2011.........  $ 9.75579    $ 9.21766            0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.36625    $ 5.95620            0
   01/01/2009 to 12/31/2009.........  $ 5.95620    $ 6.98372            0
   01/01/2010 to 12/31/2010.........  $ 6.98372    $ 7.75562            0
   01/01/2011 to 12/31/2011.........  $ 7.75562    $ 7.20858            0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.35374    $ 6.07379            0
   01/01/2009 to 12/31/2009.........  $ 6.07379    $ 9.38654            0
   01/01/2010 to 12/31/2010.........  $ 9.38654    $11.06461            0
   01/01/2011 to 12/31/2011.........  $11.06461    $10.56093            0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03354    $ 7.64041            0
   01/01/2009 to 12/31/2009.........  $ 7.64041    $ 9.53411            0
   01/01/2010 to 12/31/2010.........  $ 9.53411    $11.88974          159
   01/01/2011 to 12/31/2011.........  $11.88974    $11.84899          144
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.63164    $ 7.71057            0
   01/01/2009 to 12/31/2009.........  $ 7.71057    $10.28206            0
   01/01/2010 to 12/31/2010.........  $10.28206    $11.48046            0
   01/01/2011 to 12/31/2011.........  $11.48046    $11.65246            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11180    $ 7.14096            0
   01/01/2009 to 12/31/2009.........  $ 7.14096    $ 8.89822            0
   01/01/2010 to 12/31/2010.........  $ 8.89822    $ 9.96312            0
   01/01/2011 to 12/31/2011.........  $ 9.96312    $ 9.74554            0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08928    $ 7.61722            0
   01/01/2009 to 12/31/2009.........  $ 7.61722    $ 9.24559            0
   01/01/2010 to 12/31/2010.........  $ 9.24559    $10.15017            0
   01/01/2011 to 12/31/2011.........  $10.15017    $ 9.93469            0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.52367    $ 5.42096          503
   01/01/2009 to 12/31/2009.........  $ 5.42096    $ 7.21479          502
   01/01/2010 to 12/31/2010.........  $ 7.21479    $ 8.12639          502
   01/01/2011 to 12/31/2011.........  $ 8.12639    $ 6.96126          501
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.90597    $ 5.77016          537
   01/01/2009 to 12/31/2009.........  $ 5.77016    $ 7.40754          536
   01/01/2010 to 12/31/2010.........  $ 7.40754    $ 8.09483          535
   01/01/2011 to 12/31/2011.........  $ 8.09483    $ 6.96406          535
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02958    $10.79210       10,078
   01/01/2009 to 12/31/2009.........  $10.79210    $11.81672       11,946
   01/01/2010 to 12/31/2010.........  $11.81672    $12.88138        1,692
   01/01/2011 to 12/31/2011.........  $12.88138    $14.24918       18,916
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.24499    $ 7.85743       68,110
   01/01/2009 to 12/31/2009.........  $ 7.85743    $ 9.43169       66,823
   01/01/2010 to 12/31/2010.........  $ 9.43169    $ 9.95744       86,436
   01/01/2011 to 12/31/2011.........  $ 9.95744    $ 9.81870       82,711
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08404    $10.29093            0
   01/01/2010 to 12/31/2010.........  $10.29093    $11.26928            0
   01/01/2011 to 12/31/2011.........  $11.26928    $11.15975            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14542    $10.30074            0
   01/01/2010 to 12/31/2010.........  $10.30074    $11.52408            0
   01/01/2011 to 12/31/2011.........  $11.52408    $10.67128            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08934    $ 5.96578            0
   01/01/2009 to 12/31/2009.........  $ 5.96578    $ 7.97475            0
   01/01/2010 to 12/31/2010.........  $ 7.97475    $ 8.40761            0
   01/01/2011 to 12/31/2011.........  $ 8.40761    $ 7.51429            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.17567    $ 5.50382            0
   01/01/2009 to 12/31/2009.........  $ 5.50382    $ 6.46665            0
   01/01/2010 to 12/31/2010.........  $ 6.46665    $ 7.19865            0
   01/01/2011 to 12/31/2011.........  $ 7.19865    $ 6.78556            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.40650    $ 7.85240            0
   01/01/2009 to 12/31/2009.........  $ 7.85240    $10.39780            0
   01/01/2010 to 12/31/2010.........  $10.39780    $11.60097            0
   01/01/2011 to 12/31/2011.........  $11.60097    $12.57346            0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.00747    $ 6.00136          530
   01/01/2009 to 12/31/2009.........  $ 6.00136    $ 7.66056          529
   01/01/2010 to 12/31/2010.........  $ 7.66056    $ 9.02465          528
   01/01/2011 to 12/31/2011.........  $ 9.02465    $ 8.79712          528
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19749    $ 6.77594            0
   01/01/2009 to 12/31/2009.........  $ 6.77594    $ 8.76593            0
   01/01/2010 to 12/31/2010.........  $ 8.76593    $ 9.66237            0
   01/01/2011 to 12/31/2011.........  $ 9.66237    $ 9.20773            0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.40246    $ 6.74699            0
   01/01/2009 to 12/31/2009.........  $ 6.74699    $ 8.25049            0
   01/01/2010 to 12/31/2010.........  $ 8.25049    $ 9.15396            0
   01/01/2011 to 12/31/2011.........  $ 9.15396    $ 8.95188            0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.77113    $ 5.93583            0
   01/01/2009 to 12/31/2009.........  $ 5.93583    $ 8.10997            0
   01/01/2010 to 12/31/2010.........  $ 8.10997    $ 9.86182            0
   01/01/2011 to 12/31/2011.........  $ 9.86182    $ 9.36683            0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18659    $10.21711            0
   01/01/2009 to 12/31/2009.........  $10.21711    $10.07561       37,214
   01/01/2010 to 12/31/2010.........  $10.07561    $ 9.91454            0
   01/01/2011 to 12/31/2011.........  $ 9.91454    $ 9.75568            0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.67730    $ 5.69575          433
   01/01/2009 to 12/31/2009.........  $ 5.69575    $ 7.88054          432
   01/01/2010 to 12/31/2010.........  $ 7.88054    $ 9.56935          432
   01/01/2011 to 12/31/2011.........  $ 9.56935    $ 9.18010          431

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02856    $10.07118            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.56944    $ 5.87092          439
   01/01/2009 to 12/31/2009.........  $ 5.87092    $ 7.49601          438
   01/01/2010 to 12/31/2010.........  $ 7.49601    $ 9.48898          438
   01/01/2011 to 12/31/2011.........  $ 9.48898    $ 9.49232          437
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17826    $ 6.35398            0
   01/01/2009 to 12/31/2009.........  $ 6.35398    $ 7.66103            0
   01/01/2010 to 12/31/2010.........  $ 7.66103    $ 9.06395            0
   01/01/2011 to 04/29/2011.........  $ 9.06395    $10.16746            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10140    $ 5.57465            0
   01/01/2009 to 12/31/2009.........  $ 5.57465    $ 9.13179            0
   01/01/2010 to 12/31/2010.........  $ 9.13179    $10.98394          859
   01/01/2011 to 12/31/2011.........  $10.98394    $ 8.61509          781
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.53417    $10.29137          523
   01/01/2009 to 12/31/2009.........  $10.29137    $11.15975          522
   01/01/2010 to 12/31/2010.........  $11.15975    $11.40633          789
   01/01/2011 to 12/31/2011.........  $11.40633    $11.47348          788
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.88875    $10.19844          856
   01/01/2009 to 12/31/2009.........  $10.19844    $11.69074          855
   01/01/2010 to 12/31/2010.........  $11.69074    $12.38840        1,269
   01/01/2011 to 12/31/2011.........  $12.38840    $12.57463        1,269
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.43869    $ 8.31338       39,130
   01/01/2009 to 12/31/2009.........  $ 8.31338    $ 9.81702       51,330
   01/01/2010 to 12/31/2010.........  $ 9.81702    $10.67848       60,725
   01/01/2011 to 12/31/2011.........  $10.67848    $10.60977       59,653
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01857    $10.07108            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.31507    $ 5.87819            0
   01/01/2009 to 12/31/2009.........  $ 5.87819    $ 7.04457            0
   01/01/2010 to 12/31/2010.........  $ 7.04457    $ 7.97295            0
   01/01/2011 to 12/31/2011.........  $ 7.97295    $ 8.11475            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99865    $ 8.90145            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17377    $ 7.15579          254
   01/01/2009 to 12/31/2009.........  $ 7.15579    $ 8.96924        7,475
   01/01/2010 to 12/31/2010.........  $ 8.96924    $ 9.86573        7,397
   01/01/2011 to 12/31/2011.........  $ 9.86573    $ 9.37752        5,851
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.48828    $ 6.31291            0
   01/01/2009 to 12/31/2009.........  $ 6.31291    $ 8.31609            0
   01/01/2010 to 12/31/2010.........  $ 8.31609    $11.16025            0
   01/01/2011 to 12/31/2011.........  $11.16025    $10.87162            0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.37095    $ 6.53778          396
   01/01/2009 to 12/31/2009.........  $ 6.53778    $ 8.16805          396
   01/01/2010 to 12/31/2010.........  $ 8.16805    $10.12401          395
   01/01/2011 to 12/31/2011.........  $10.12401    $ 9.36446          395
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06500    $ 7.43460       35,100
   01/01/2009 to 12/31/2009.........  $ 7.43460    $ 9.07921       42,117
   01/01/2010 to 12/31/2010.........  $ 9.07921    $ 9.96197       49,007
   01/01/2011 to 12/31/2011.........  $ 9.96197    $ 9.99465       47,290
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.04533    $ 5.42395            0
   01/01/2009 to 12/31/2009.........  $ 5.42395    $ 6.60561            0
   01/01/2010 to 12/31/2010.........  $ 6.60561    $ 7.35889            0
   01/01/2011 to 12/31/2011.........  $ 7.35889    $ 7.12072            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $11.02453    $10.18604          335
   01/01/2009 to 12/31/2009.........  $10.18604    $11.23450          335
   01/01/2010 to 12/31/2010.........  $11.23450    $11.68674          514
   01/01/2011 to 12/31/2011.........  $11.68674    $11.97113          514
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.64030    $ 5.89313            0
   01/01/2009 to 12/31/2009.........  $ 5.89313    $ 8.89163            0
   01/01/2010 to 12/31/2010.........  $ 8.89163    $10.13022            0
   01/01/2011 to 12/31/2011.........  $10.13022    $ 9.79683            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.06488    $ 5.72803        2,851
   01/01/2009 to 12/31/2009.........  $ 5.72803    $ 8.41567        2,848
   01/01/2010 to 12/31/2010.........  $ 8.41567    $ 9.97228        2,846
   01/01/2011 to 12/31/2011.........  $ 9.97228    $ 8.34692        2,844
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.77218    $ 5.87788        5,462
   01/01/2009 to 12/31/2009.........  $ 5.87788    $ 7.42631        5,459
   01/01/2010 to 12/31/2010.........  $ 7.42631    $ 8.37487        5,457
   01/01/2011 to 12/31/2011.........  $ 8.37487    $ 7.95424        5,454
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.24315    $ 9.30607            0
   01/01/2009 to 12/31/2009.........  $ 9.30607    $10.21947            0
   01/01/2010 to 12/31/2010.........  $10.21947    $10.83736            0
   01/01/2011 to 12/31/2011.........  $10.83736    $11.30368            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07812    $ 6.64403       23,959
   01/01/2009 to 12/31/2009.........  $ 6.64403    $ 8.50103       31,281
   01/01/2010 to 12/31/2010.........  $ 8.50103    $ 9.21920       37,926
   01/01/2011 to 12/31/2011.........  $ 9.21920    $ 8.91801       28,640


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (1.75%) OR
                      TRUEACCUMULATION HD 60 BPS (1.75%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09299    $10.43027       57,456
   01/01/2008 to 12/31/2008.........  $10.43027    $ 6.98794      115,212
   01/01/2009 to 12/31/2009.........  $ 6.98794    $ 8.54040      117,636
   01/01/2010 to 12/31/2010.........  $ 8.54040    $ 9.39754      118,163
   01/01/2011 to 12/31/2011.........  $ 9.39754    $ 8.99030      112,924
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11465    $10.48117       22,909
   01/01/2008 to 12/31/2008.........  $10.48117    $ 7.23075       19,060
   01/01/2009 to 12/31/2009.........  $ 7.23075    $ 8.96811       22,302
   01/01/2010 to 12/31/2010.........  $ 8.96811    $10.02169       22,872
   01/01/2011 to 12/31/2011.........  $10.02169    $ 9.86038       22,635
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06606    $ 9.55618            0
   01/01/2008 to 12/31/2008.........  $ 9.55618    $ 6.12841            0
   01/01/2009 to 12/31/2009.........  $ 6.12841    $ 7.09329            0
   01/01/2010 to 12/31/2010.........  $ 7.09329    $ 7.93634            0
   01/01/2011 to 12/31/2011.........  $ 7.93634    $ 8.07845            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07677    $10.44087       25,405
   01/01/2008 to 12/31/2008.........  $10.44087    $ 7.31605       24,295
   01/01/2009 to 12/31/2009.........  $ 7.31605    $ 8.86517       19,123
   01/01/2010 to 12/31/2010.........  $ 8.86517    $ 9.78536       18,899
   01/01/2011 to 12/31/2011.........  $ 9.78536    $ 9.50021       15,193
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99857    $ 9.16239            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07782    $ 9.81111            0
   01/01/2008 to 12/31/2008.........  $ 9.81111    $ 6.04553            0
   01/01/2009 to 12/31/2009.........  $ 6.04553    $ 7.02631            0
   01/01/2010 to 12/31/2010.........  $ 7.02631    $ 7.76443            0
   01/01/2011 to 12/31/2011.........  $ 7.76443    $ 7.59332            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99905    $ 9.38550            0
   01/01/2010 to 12/31/2010.........  $ 9.38550    $10.19950            0
   01/01/2011 to 12/31/2011.........  $10.19950    $10.99021            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02971    $12.17192            0
   01/01/2009 to 12/31/2009.........  $12.17192    $11.23836            0
   01/01/2010 to 12/31/2010.........  $11.23836    $12.28018            0
   01/01/2011 to 12/31/2011.........  $12.28018    $13.70781            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02968    $12.22915            0
   01/01/2009 to 12/31/2009.........  $12.22915    $11.09305            0
   01/01/2010 to 12/31/2010.........  $11.09305    $12.14049            0
   01/01/2011 to 12/31/2011.........  $12.14049    $13.83749            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99905    $ 8.79584            0
   01/01/2010 to 12/31/2010.........  $ 8.79584    $ 9.66829            0
   01/01/2011 to 12/31/2011.........  $ 9.66829    $11.27658            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99810    $11.01704        1,271
   01/01/2011 to 12/31/2011.........  $11.01704    $13.02568            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99857    $12.03000        1,736
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11612    $10.41590       17,083
   01/01/2008 to 12/31/2008.........  $10.41590    $ 6.66000       91,132
   01/01/2009 to 12/31/2009.........  $ 6.66000    $ 8.20325       93,699
   01/01/2010 to 12/31/2010.........  $ 8.20325    $ 9.14042       96,693
   01/01/2011 to 12/31/2011.........  $ 9.14042    $ 8.76519       88,908
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09925    $ 6.69444            0
   01/01/2009 to 12/31/2009.........  $ 6.69444    $ 8.34570            0
   01/01/2010 to 12/31/2010.........  $ 8.34570    $ 9.37837            0
   01/01/2011 to 12/31/2011.........  $ 9.37837    $ 8.99696            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08108    $ 7.34313            0
   01/01/2009 to 12/31/2009.........  $ 7.34313    $ 8.90444            0
   01/01/2010 to 12/31/2010.........  $ 8.90444    $ 9.79411          373
   01/01/2011 to 12/31/2011.........  $ 9.79411    $ 9.45087          255
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10586    $ 9.36473            0
   01/01/2008 to 12/31/2008.........  $ 9.36473    $ 5.97749            0
   01/01/2009 to 12/31/2009.........  $ 5.97749    $ 7.75024            0
   01/01/2010 to 12/31/2010.........  $ 7.75024    $ 9.80223            0
   01/01/2011 to 12/31/2011.........  $ 9.80223    $10.26859            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12729    $ 8.83189            0
   01/01/2008 to 07/18/2008.........  $ 8.83189    $ 8.08893            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09519    $10.21195            0
   01/01/2008 to 12/31/2008.........  $10.21195    $ 5.61096            0
   01/01/2009 to 12/31/2009.........  $ 5.61096    $ 7.31542            0
   01/01/2010 to 12/31/2010.........  $ 7.31542    $ 9.52946            0
   01/01/2011 to 12/31/2011.........  $ 9.52946    $ 8.13760            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10358    $ 7.50320        1,828
   01/01/2009 to 12/31/2009.........  $ 7.50320    $ 8.93948        4,027
   01/01/2010 to 12/31/2010.........  $ 8.93948    $ 9.95609        3,593
   01/01/2011 to 12/31/2011.........  $ 9.95609    $ 9.54295        3,273
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08883    $10.42497       30,046
   01/01/2008 to 12/31/2008.........  $10.42497    $ 6.71214       18,935
   01/01/2009 to 12/31/2009.........  $ 6.71214    $ 8.16988       22,288
   01/01/2010 to 12/31/2010.........  $ 8.16988    $ 9.18251       23,777
   01/01/2011 to 12/31/2011.........  $ 9.18251    $ 8.88884       17,666
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12447    $10.56171       27,821
   01/01/2008 to 12/31/2008.........  $10.56171    $ 6.15417       35,026
   01/01/2009 to 12/31/2009.........  $ 6.15417    $ 7.61925       43,195
   01/01/2010 to 12/31/2010.........  $ 7.61925    $ 8.91225       46,653
   01/01/2011 to 12/31/2011.........  $ 8.91225    $ 8.21462       28,320
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99858    $ 7.47061            0
   01/01/2009 to 11/13/2009.........  $ 7.47061    $ 8.35013            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17526    $ 6.11149         0
   01/01/2009 to 12/31/2009.........  $ 6.11149    $ 8.11443         0
   01/01/2010 to 12/31/2010.........  $ 8.11443    $ 9.58552         0
   01/01/2011 to 12/31/2011.........  $ 9.58552    $ 8.94588         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13407    $10.40752         0
   01/01/2008 to 12/31/2008.........  $10.40752    $ 6.10938         0
   01/01/2009 to 12/31/2009.........  $ 6.10938    $ 8.97002         0
   01/01/2010 to 12/31/2010.........  $ 8.97002    $ 9.72244         0
   01/01/2011 to 12/31/2011.........  $ 9.72244    $ 9.17705         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07357    $10.20419         0
   01/01/2008 to 12/31/2008.........  $10.20419    $ 5.94783         0
   01/01/2009 to 12/31/2009.........  $ 5.94783    $ 6.96700         0
   01/01/2010 to 12/31/2010.........  $ 6.96700    $ 7.72925         0
   01/01/2011 to 12/31/2011.........  $ 7.72925    $ 7.17705         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12402    $10.42375         0
   01/01/2008 to 12/31/2008.........  $10.42375    $ 6.06526         0
   01/01/2009 to 12/31/2009.........  $ 6.06526    $ 9.36417         0
   01/01/2010 to 12/31/2010.........  $ 9.36417    $11.02742         0
   01/01/2011 to 12/31/2011.........  $11.02742    $10.51506         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03346    $ 7.63697         0
   01/01/2009 to 12/31/2009.........  $ 7.63697    $ 9.52050         0
   01/01/2010 to 12/31/2010.........  $ 9.52050    $11.86103         0
   01/01/2011 to 12/31/2011.........  $11.86103    $11.80878         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01087    $10.52238         0
   01/01/2008 to 12/31/2008.........  $10.52238    $ 7.69976         0
   01/01/2009 to 12/31/2009.........  $ 7.69976    $10.25752         0
   01/01/2010 to 12/31/2010.........  $10.25752    $11.44183         0
   01/01/2011 to 12/31/2011.........  $11.44183    $11.60180         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11177    $ 7.13624         0
   01/01/2009 to 12/31/2009.........  $ 7.13624    $ 8.88351         0
   01/01/2010 to 12/31/2010.........  $ 8.88351    $ 9.93684         0
   01/01/2011 to 12/31/2011.........  $ 9.93684    $ 9.71025         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08926    $ 7.61209            0
   01/01/2009 to 12/31/2009.........  $ 7.61209    $ 9.23040            0
   01/01/2010 to 12/31/2010.........  $ 9.23040    $10.12353            0
   01/01/2011 to 12/31/2011.........  $10.12353    $ 9.89898            0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24192    $11.06778            0
   01/01/2008 to 12/31/2008.........  $11.06778    $ 5.41335            0
   01/01/2009 to 12/31/2009.........  $ 5.41335    $ 7.19746            0
   01/01/2010 to 12/31/2010.........  $ 7.19746    $ 8.09906            0
   01/01/2011 to 12/31/2011.........  $ 8.09906    $ 6.93104            0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18869    $10.47020            0
   01/01/2008 to 12/31/2008.........  $10.47020    $ 5.76196            0
   01/01/2009 to 12/31/2009.........  $ 5.76196    $ 7.38984            0
   01/01/2010 to 12/31/2010.........  $ 7.38984    $ 8.06758            0
   01/01/2011 to 12/31/2011.........  $ 8.06758    $ 6.93377            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02956    $10.78501            0
   01/01/2009 to 12/31/2009.........  $10.78501    $11.79738            0
   01/01/2010 to 12/31/2010.........  $11.79738    $12.84759            0
   01/01/2011 to 12/31/2011.........  $12.84759    $14.19796            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08308    $ 9.69096       20,532
   01/01/2008 to 12/31/2008.........  $ 9.69096    $ 7.84635       12,468
   01/01/2009 to 12/31/2009.........  $ 7.84635    $ 9.40921       14,850
   01/01/2010 to 12/31/2010.........  $ 9.40921    $ 9.92397       17,973
   01/01/2011 to 12/31/2011.........  $ 9.92397    $ 9.77607       14,133
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08396    $10.28965            0
   01/01/2010 to 12/31/2010.........  $10.28965    $11.25679            0
   01/01/2011 to 12/31/2011.........  $11.25679    $11.13643            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14534    $10.29937            0
   01/01/2010 to 12/31/2010.........  $10.29937    $11.51118            0
   01/01/2011 to 12/31/2011.........  $11.51118    $10.64888            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18210    $10.34099            0
   01/01/2008 to 12/31/2008.........  $10.34099    $ 5.95738            0
   01/01/2009 to 12/31/2009.........  $ 5.95738    $ 7.95550            0
   01/01/2010 to 12/31/2010.........  $ 7.95550    $ 8.37917            0
   01/01/2011 to 12/31/2011.........  $ 8.37917    $ 7.48148            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09212    $ 9.55808         0
   01/01/2008 to 12/31/2008.........  $ 9.55808    $ 5.49615         0
   01/01/2009 to 12/31/2009.........  $ 5.49615    $ 6.45121         0
   01/01/2010 to 12/31/2010.........  $ 6.45121    $ 7.17441         0
   01/01/2011 to 12/31/2011.........  $ 7.17441    $ 6.75607         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00703    $10.39624         0
   01/01/2008 to 12/31/2008.........  $10.39624    $ 7.84144         0
   01/01/2009 to 12/31/2009.........  $ 7.84144    $10.37316         0
   01/01/2010 to 12/31/2010.........  $10.37316    $11.56212         0
   01/01/2011 to 12/31/2011.........  $11.56212    $12.51902         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13308    $10.82360         0
   01/01/2008 to 12/31/2008.........  $10.82360    $ 5.99300         0
   01/01/2009 to 12/31/2009.........  $ 5.99300    $ 7.64255         0
   01/01/2010 to 12/31/2010.........  $ 7.64255    $ 8.99454         0
   01/01/2011 to 12/31/2011.........  $ 8.99454    $ 8.75913         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15647    $10.43025         0
   01/01/2008 to 12/31/2008.........  $10.43025    $ 6.76638         0
   01/01/2009 to 12/31/2009.........  $ 6.76638    $ 8.74510         0
   01/01/2010 to 12/31/2010.........  $ 8.74510    $ 9.62990         0
   01/01/2011 to 12/31/2011.........  $ 9.62990    $ 9.16780         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10857    $10.76273         0
   01/01/2008 to 12/31/2008.........  $10.76273    $ 6.73748         0
   01/01/2009 to 12/31/2009.........  $ 6.73748    $ 8.23064         0
   01/01/2010 to 12/31/2010.........  $ 8.23064    $ 9.12309         0
   01/01/2011 to 12/31/2011.........  $ 9.12309    $ 8.91290         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07756    $ 9.74767         0
   01/01/2008 to 12/31/2008.........  $ 9.74767    $ 5.92752         0
   01/01/2009 to 12/31/2009.........  $ 5.92752    $ 8.09063         0
   01/01/2010 to 12/31/2010.........  $ 8.09063    $ 9.82849         0
   01/01/2011 to 12/31/2011.........  $ 9.82849    $ 9.32610         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99989    $10.12719         0
   01/01/2008 to 12/31/2008.........  $10.12719    $10.20269         0
   01/01/2009 to 12/31/2009.........  $10.20269    $10.05159         0
   01/01/2010 to 12/31/2010.........  $10.05159    $ 9.88073         0
   01/01/2011 to 12/31/2011.........  $ 9.88073    $ 9.71314         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10469    $10.02299            0
   01/01/2008 to 12/31/2008.........  $10.02299    $ 5.68772            0
   01/01/2009 to 12/31/2009.........  $ 5.68772    $ 7.86170            0
   01/01/2010 to 12/31/2010.........  $ 7.86170    $ 9.53707            0
   01/01/2011 to 12/31/2011.........  $ 9.53707    $ 9.14020            0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02848    $10.06943            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15835    $10.49936            0
   01/01/2008 to 12/31/2008.........  $10.49936    $ 5.86270            0
   01/01/2009 to 12/31/2009.........  $ 5.86270    $ 7.47808            0
   01/01/2010 to 12/31/2010.........  $ 7.47808    $ 9.45689            0
   01/01/2011 to 12/31/2011.........  $ 9.45689    $ 9.45096            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05137    $11.23585            0
   01/01/2008 to 12/31/2008.........  $11.23585    $ 6.34503            0
   01/01/2009 to 12/31/2009.........  $ 6.34503    $ 7.64274            0
   01/01/2010 to 12/31/2010.........  $ 7.64274    $ 9.03345            0
   01/01/2011 to 04/29/2011.........  $ 9.03345    $10.13000            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10132    $ 5.57214            0
   01/01/2009 to 12/31/2009.........  $ 5.57214    $ 9.11856            0
   01/01/2010 to 12/31/2010.........  $ 9.11856    $10.95730            0
   01/01/2011 to 12/31/2011.........  $10.95730    $ 8.58584            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99857    $10.34150            0
   01/01/2008 to 12/31/2008.........  $10.34150    $10.27690            0
   01/01/2009 to 12/31/2009.........  $10.27690    $11.13316            0
   01/01/2010 to 12/31/2010.........  $11.13316    $11.36795            0
   01/01/2011 to 12/31/2011.........  $11.36795    $11.42359            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98995    $10.60190            0
   01/01/2008 to 12/31/2008.........  $10.60190    $10.18401            0
   01/01/2009 to 12/31/2009.........  $10.18401    $11.66261            0
   01/01/2010 to 12/31/2010.........  $11.66261    $12.34635            0
   01/01/2011 to 12/31/2011.........  $12.34635    $12.51975            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05234    $10.49137        6,608
   01/01/2008 to 12/31/2008.........  $10.49137    $ 8.30173       25,360
   01/01/2009 to 12/31/2009.........  $ 8.30173    $ 9.79352       32,975
   01/01/2010 to 12/31/2010.........  $ 9.79352    $10.64248       35,239
   01/01/2011 to 12/31/2011.........  $10.64248    $10.56360       30,514

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01849    $10.06935            0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08326    $ 9.74625            0
   01/01/2008 to 12/31/2008.........  $ 9.74625    $ 5.86991            0
   01/01/2009 to 12/31/2009.........  $ 5.86991    $ 7.02766          579
   01/01/2010 to 12/31/2010.........  $ 7.02766    $ 7.94604          368
   01/01/2011 to 12/31/2011.........  $ 7.94604    $ 8.07935          310
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99857    $ 8.89552            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08201    $10.41549        4,820
   01/01/2008 to 12/31/2008.........  $10.41549    $ 7.14582        3,485
   01/01/2009 to 12/31/2009.........  $ 7.14582    $ 8.94792        3,337
   01/01/2010 to 12/31/2010.........  $ 8.94792    $ 9.83260        3,559
   01/01/2011 to 12/31/2011.........  $ 9.83260    $ 9.33684        2,400
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09667    $ 9.86834            0
   01/01/2008 to 12/31/2008.........  $ 9.86834    $ 6.30410            0
   01/01/2009 to 12/31/2009.........  $ 6.30410    $ 8.29628            0
   01/01/2010 to 12/31/2010.........  $ 8.29628    $11.12272            0
   01/01/2011 to 12/31/2011.........  $11.12272    $10.82435            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09280    $ 9.45172            0
   01/01/2008 to 12/31/2008.........  $ 9.45172    $ 6.52857            0
   01/01/2009 to 12/31/2009.........  $ 6.52857    $ 8.14851            0
   01/01/2010 to 12/31/2010.........  $ 8.14851    $10.08984            0
   01/01/2011 to 12/31/2011.........  $10.08984    $ 9.32364            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06981    $10.20059       51,658
   01/01/2008 to 12/31/2008.........  $10.20059    $ 7.42414       49,750
   01/01/2009 to 12/31/2009.........  $ 7.42414    $ 9.05751       50,927
   01/01/2010 to 12/31/2010.........  $ 9.05751    $ 9.92828       45,831
   01/01/2011 to 12/31/2011.........  $ 9.92828    $ 9.95118       37,025

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09090    $ 9.48327           0
   01/01/2008 to 12/31/2008.........  $ 9.48327    $ 5.41631           0
   01/01/2009 to 12/31/2009.........  $ 5.41631    $ 6.58961           0
   01/01/2010 to 12/31/2010.........  $ 6.58961    $ 7.33384           0
   01/01/2011 to 12/31/2011.........  $ 7.33384    $ 7.08956           0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00700    $10.60805           0
   01/01/2008 to 12/31/2008.........  $10.60805    $10.17168           0
   01/01/2009 to 12/31/2009.........  $10.17168    $11.20767           0
   01/01/2010 to 12/31/2010.........  $11.20767    $11.64739           0
   01/01/2011 to 12/31/2011.........  $11.64739    $11.91911           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14538    $10.07516           0
   01/01/2008 to 12/31/2008.........  $10.07516    $ 5.88480           0
   01/01/2009 to 12/31/2009.........  $ 5.88480    $ 8.87015           0
   01/01/2010 to 12/31/2010.........  $ 8.87015    $10.09562           0
   01/01/2011 to 12/31/2011.........  $10.09562    $ 9.75379           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18034    $11.63734           0
   01/01/2008 to 12/31/2008.........  $11.63734    $ 5.71999           0
   01/01/2009 to 12/31/2009.........  $ 5.71999    $ 8.39551           0
   01/01/2010 to 12/31/2010.........  $ 8.39551    $ 9.93862           0
   01/01/2011 to 12/31/2011.........  $ 9.93862    $ 8.31056           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13015    $10.35575           0
   01/01/2008 to 12/31/2008.........  $10.35575    $ 5.86956           0
   01/01/2009 to 12/31/2009.........  $ 5.86956    $ 7.40853           0
   01/01/2010 to 12/31/2010.........  $ 7.40853    $ 8.34664           0
   01/01/2011 to 12/31/2011.........  $ 8.34664    $ 7.91961           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99857    $ 9.97857           0
   01/01/2008 to 12/31/2008.........  $ 9.97857    $ 9.29574           0
   01/01/2009 to 12/31/2009.........  $ 9.29574    $10.19798           0
   01/01/2010 to 12/31/2010.........  $10.19798    $10.80390           0
   01/01/2011 to 12/31/2011.........  $10.80390    $11.25777           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07809    $ 6.63964       7,458
   01/01/2009 to 12/31/2009.........  $ 6.63964    $ 8.48713       7,386
   01/01/2010 to 12/31/2010.........  $ 8.48713    $ 9.19519       7,395
   01/01/2011 to 12/31/2011.........  $ 9.19519    $ 8.88604       7,391


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (1.90%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09287    $10.42367       3,737
   01/01/2008 to 12/31/2008.........  $10.42367    $ 6.97316       3,951
   01/01/2009 to 12/31/2009.........  $ 6.97316    $ 8.50976       3,948
   01/01/2010 to 12/31/2010.........  $ 8.50976    $ 9.35005       1,154
   01/01/2011 to 12/31/2011.........  $ 9.35005    $ 8.93170       1,153
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11452    $10.47449           0
   01/01/2008 to 12/31/2008.........  $10.47449    $ 7.21545         415
   01/01/2009 to 12/31/2009.........  $ 7.21545    $ 8.93592         413
   01/01/2010 to 12/31/2010.........  $ 8.93592    $ 9.97102       1,293
   01/01/2011 to 12/31/2011.........  $ 9.97102    $ 9.79613       1,291
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06594    $ 9.55014           0
   01/01/2008 to 12/31/2008.........  $ 9.55014    $ 6.11554           0
   01/01/2009 to 12/31/2009.........  $ 6.11554    $ 7.06798           0
   01/01/2010 to 12/31/2010.........  $ 7.06798    $ 7.89644           0
   01/01/2011 to 12/31/2011.........  $ 7.89644    $ 8.02596           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07665    $10.43428           0
   01/01/2008 to 12/31/2008.........  $10.43428    $ 7.30062       7,328
   01/01/2009 to 12/31/2009.........  $ 7.30062    $ 8.83347       7,321
   01/01/2010 to 12/31/2010.........  $ 8.83347    $ 9.73600       7,414
   01/01/2011 to 12/31/2011.........  $ 9.73600    $ 9.43835       6,495
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99845    $ 9.15334           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07770    $ 9.80492            0
   01/01/2008 to 12/31/2008.........  $ 9.80492    $ 6.03272            0
   01/01/2009 to 12/31/2009.........  $ 6.03272    $ 7.00101            0
   01/01/2010 to 12/31/2010.........  $ 7.00101    $ 7.72521            0
   01/01/2011 to 12/31/2011.........  $ 7.72521    $ 7.54389            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99897    $ 9.37163            0
   01/01/2010 to 12/31/2010.........  $ 9.37163    $10.16941            0
   01/01/2011 to 12/31/2011.........  $10.16941    $10.94172            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02967    $12.15994        6,683
   01/01/2009 to 12/31/2009.........  $12.15994    $11.21089        6,680
   01/01/2010 to 12/31/2010.........  $11.21089    $12.23217        6,014
   01/01/2011 to 12/31/2011.........  $12.23217    $13.63408        5,393
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02964    $12.21713           87
   01/01/2009 to 12/31/2009.........  $12.21713    $11.06580          543
   01/01/2010 to 12/31/2010.........  $11.06580    $12.09287            0
   01/01/2011 to 12/31/2011.........  $12.09287    $13.76290            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99897    $ 8.78288            0
   01/01/2010 to 12/31/2010.........  $ 8.78288    $ 9.63981        1,906
   01/01/2011 to 12/31/2011.........  $ 9.63981    $11.22690            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99793    $11.00082            0
   01/01/2011 to 12/31/2011.........  $11.00082    $12.98729        1,213
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99845    $12.01233            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11600    $10.40928       11,943
   01/01/2008 to 12/31/2008.........  $10.40928    $ 6.64593       15,908
   01/01/2009 to 12/31/2009.........  $ 6.64593    $ 8.17380       15,900
   01/01/2010 to 12/31/2010.........  $ 8.17380    $ 9.09410       15,898
   01/01/2011 to 12/31/2011.........  $ 9.09410    $ 8.70797       15,896
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09921    $ 6.68779            0
   01/01/2009 to 12/31/2009.........  $ 6.68779    $ 8.32508            0
   01/01/2010 to 12/31/2010.........  $ 8.32508    $ 9.34144            0
   01/01/2011 to 12/31/2011.........  $ 9.34144    $ 8.94835            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08104    $ 7.33576        2,981
   01/01/2009 to 12/31/2009.........  $ 7.33576    $ 8.88239        2,977
   01/01/2010 to 12/31/2010.........  $ 8.88239    $ 9.75540        2,973
   01/01/2011 to 12/31/2011.........  $ 9.75540    $ 9.39965        2,969
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10574    $ 9.35881            0
   01/01/2008 to 12/31/2008.........  $ 9.35881    $ 5.96480            0
   01/01/2009 to 12/31/2009.........  $ 5.96480    $ 7.72222            0
   01/01/2010 to 12/31/2010.........  $ 7.72222    $ 9.75243            0
   01/01/2011 to 12/31/2011.........  $ 9.75243    $10.20123            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12717    $ 8.82630            0
   01/01/2008 to 07/18/2008.........  $ 8.82630    $ 8.07731            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09507    $10.20549            0
   01/01/2008 to 12/31/2008.........  $10.20549    $ 5.59912            0
   01/01/2009 to 12/31/2009.........  $ 5.59912    $ 7.28925            0
   01/01/2010 to 12/31/2010.........  $ 7.28925    $ 9.48126            0
   01/01/2011 to 12/31/2011.........  $ 9.48126    $ 8.08449            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10354    $ 7.49579            0
   01/01/2009 to 12/31/2009.........  $ 7.49579    $ 8.91747            0
   01/01/2010 to 12/31/2010.........  $ 8.91747    $ 9.91699            0
   01/01/2011 to 12/31/2011.........  $ 9.91699    $ 9.49150            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08871    $10.41838        3,695
   01/01/2008 to 12/31/2008.........  $10.41838    $ 6.69799       14,882
   01/01/2009 to 12/31/2009.........  $ 6.69799    $ 8.14061       14,032
   01/01/2010 to 12/31/2010.........  $ 8.14061    $ 9.13613       12,517
   01/01/2011 to 12/31/2011.........  $ 9.13613    $ 8.83081       11,868
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12435    $10.55502            0
   01/01/2008 to 12/31/2008.........  $10.55502    $ 6.14116        4,208
   01/01/2009 to 12/31/2009.........  $ 6.14116    $ 7.59181        3,868
   01/01/2010 to 12/31/2010.........  $ 7.59181    $ 8.86716        5,051
   01/01/2011 to 12/31/2011.........  $ 8.86716    $ 8.16104        4,961
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99846    $ 7.46560            0
   01/01/2009 to 11/13/2009.........  $ 7.46560    $ 8.33382            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17514    $ 6.10743           0
   01/01/2009 to 12/31/2009.........  $ 6.10743    $ 8.09706           0
   01/01/2010 to 12/31/2010.........  $ 8.09706    $ 9.55097           0
   01/01/2011 to 12/31/2011.........  $ 9.55097    $ 8.90050           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13394    $10.40091           0
   01/01/2008 to 12/31/2008.........  $10.40091    $ 6.09639           0
   01/01/2009 to 12/31/2009.........  $ 6.09639    $ 8.93789           0
   01/01/2010 to 12/31/2010.........  $ 8.93789    $ 9.67330           0
   01/01/2011 to 12/31/2011.........  $ 9.67330    $ 9.11725           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07345    $10.19778           0
   01/01/2008 to 12/31/2008.........  $10.19778    $ 5.93530           0
   01/01/2009 to 12/31/2009.........  $ 5.93530    $ 6.94204           0
   01/01/2010 to 12/31/2010.........  $ 6.94204    $ 7.69028           0
   01/01/2011 to 12/31/2011.........  $ 7.69028    $ 7.13042           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12390    $10.41714           0
   01/01/2008 to 12/31/2008.........  $10.41714    $ 6.05243           0
   01/01/2009 to 12/31/2009.........  $ 6.05243    $ 9.33050           0
   01/01/2010 to 12/31/2010.........  $ 9.33050    $10.97167           0
   01/01/2011 to 12/31/2011.........  $10.97167    $10.44650           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03334    $ 7.63187           0
   01/01/2009 to 12/31/2009.........  $ 7.63187    $ 9.50009           0
   01/01/2010 to 12/31/2010.........  $ 9.50009    $11.81819           0
   01/01/2011 to 12/31/2011.........  $11.81819    $11.74881           0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01075    $10.51566           0
   01/01/2008 to 12/31/2008.........  $10.51566    $ 7.68350           0
   01/01/2009 to 12/31/2009.........  $ 7.68350    $10.22078           0
   01/01/2010 to 12/31/2010.........  $10.22078    $11.38405           0
   01/01/2011 to 12/31/2011.........  $11.38405    $11.52626           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11173    $ 7.12923       2,696
   01/01/2009 to 12/31/2009.........  $ 7.12923    $ 8.86178       1,872
   01/01/2010 to 12/31/2010.........  $ 8.86178    $ 9.89791         792
   01/01/2011 to 12/31/2011.........  $ 9.89791    $ 9.65807       1,152

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08922    $ 7.60462           0
   01/01/2009 to 12/31/2009.........  $ 7.60462    $ 9.20764           0
   01/01/2010 to 12/31/2010.........  $ 9.20764    $10.08376           0
   01/01/2011 to 12/31/2011.........  $10.08376    $ 9.84556           0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24180    $11.06080           0
   01/01/2008 to 12/31/2008.........  $11.06080    $ 5.40188           0
   01/01/2009 to 12/31/2009.........  $ 5.40188    $ 7.17172           0
   01/01/2010 to 12/31/2010.........  $ 7.17172    $ 8.05818           0
   01/01/2011 to 12/31/2011.........  $ 8.05818    $ 6.88591           0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18857    $10.46362           0
   01/01/2008 to 12/31/2008.........  $10.46362    $ 5.74991           0
   01/01/2009 to 12/31/2009.........  $ 5.74991    $ 7.36363           0
   01/01/2010 to 12/31/2010.........  $ 7.36363    $ 8.02708           0
   01/01/2011 to 12/31/2011.........  $ 8.02708    $ 6.88888           0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009........  $ 9.98135    $10.86097           0
   01/01/2010 to 12/31/2010.........  $10.86097    $11.81045           0
   01/01/2011 to 12/31/2011.........  $11.81045    $13.03258           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08296    $ 9.68483       1,020
   01/01/2008 to 12/31/2008.........  $ 9.68483    $ 7.82983       6,414
   01/01/2009 to 12/31/2009.........  $ 7.82983    $ 9.37555       4,670
   01/01/2010 to 12/31/2010.........  $ 9.37555    $ 9.87388       3,257
   01/01/2011 to 12/31/2011.........  $ 9.87388    $ 9.71232       3,172
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08384    $10.28765           0
   01/01/2010 to 12/31/2010.........  $10.28765    $11.23808           0
   01/01/2011 to 12/31/2011.........  $11.23808    $11.10143           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14522    $10.29741           0
   01/01/2010 to 12/31/2010.........  $10.29741    $11.49202           0
   01/01/2011 to 12/31/2011.........  $11.49202    $10.61548           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18198    $10.33440           0
   01/01/2008 to 12/31/2008.........  $10.33440    $ 5.94481           0
   01/01/2009 to 12/31/2009.........  $ 5.94481    $ 7.92696           0
   01/01/2010 to 12/31/2010.........  $ 7.92696    $ 8.33676           0
   01/01/2011 to 12/31/2011.........  $ 8.33676    $ 7.43271           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09200    $ 9.55199         0
   01/01/2008 to 12/31/2008.........  $ 9.55199    $ 5.48443         0
   01/01/2009 to 12/31/2009.........  $ 5.48443    $ 6.42806         0
   01/01/2010 to 12/31/2010.........  $ 6.42806    $ 7.13815         0
   01/01/2011 to 12/31/2011.........  $ 7.13815    $ 6.71202         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00691    $10.38967         0
   01/01/2008 to 12/31/2008.........  $10.38967    $ 7.82496         0
   01/01/2009 to 12/31/2009.........  $ 7.82496    $10.33592         0
   01/01/2010 to 12/31/2010.........  $10.33592    $11.50363         0
   01/01/2011 to 12/31/2011.........  $11.50363    $12.43749         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13296    $10.81663         0
   01/01/2008 to 12/31/2008.........  $10.81663    $ 5.98019         0
   01/01/2009 to 12/31/2009.........  $ 5.98019    $ 7.61491         0
   01/01/2010 to 12/31/2010.........  $ 7.61491    $ 8.94884         0
   01/01/2011 to 12/31/2011.........  $ 8.94884    $ 8.70184         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15635    $10.42364         0
   01/01/2008 to 12/31/2008.........  $10.42364    $ 6.75217         0
   01/01/2009 to 12/31/2009.........  $ 6.75217    $ 8.71384         0
   01/01/2010 to 12/31/2010.........  $ 8.71384    $ 9.58130         0
   01/01/2011 to 12/31/2011.........  $ 9.58130    $ 9.10816         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10845    $10.75588         0
   01/01/2008 to 12/31/2008.........  $10.75588    $ 6.72320         0
   01/01/2009 to 12/31/2009.........  $ 6.72320    $ 8.20117         0
   01/01/2010 to 12/31/2010.........  $ 8.20117    $ 9.07694         0
   01/01/2011 to 12/31/2011.........  $ 9.07694    $ 8.85470         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07744    $ 9.74151         0
   01/01/2008 to 12/31/2008.........  $ 9.74151    $ 5.91502         0
   01/01/2009 to 12/31/2009.........  $ 5.91502    $ 8.06168         0
   01/01/2010 to 12/31/2010.........  $ 8.06168    $ 9.77890         0
   01/01/2011 to 12/31/2011.........  $ 9.77890    $ 9.26539         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99977    $10.12081         0
   01/01/2008 to 12/31/2008.........  $10.12081    $10.18127         0
   01/01/2009 to 12/31/2009.........  $10.18127    $10.01586         0
   01/01/2010 to 12/31/2010.........  $10.01586    $ 9.83128         0
   01/01/2011 to 12/31/2011.........  $ 9.83128    $ 9.65009         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10457    $10.01664            0
   01/01/2008 to 12/31/2008.........  $10.01664    $ 5.67576            0
   01/01/2009 to 12/31/2009.........  $ 5.67576    $ 7.83349            0
   01/01/2010 to 12/31/2010.........  $ 7.83349    $ 9.48891            0
   01/01/2011 to 12/31/2011.........  $ 9.48891    $ 9.08069            0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02836    $10.06690            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15823    $10.49274            0
   01/01/2008 to 12/31/2008.........  $10.49274    $ 5.85029            0
   01/01/2009 to 12/31/2009.........  $ 5.85029    $ 7.45133            0
   01/01/2010 to 12/31/2010.........  $ 7.45133    $ 9.40919            0
   01/01/2011 to 12/31/2011.........  $ 9.40919    $ 9.38941            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05125    $11.22871            0
   01/01/2008 to 12/31/2008.........  $11.22871    $ 6.33164            0
   01/01/2009 to 12/31/2009.........  $ 6.33164    $ 7.61527            0
   01/01/2010 to 12/31/2010.........  $ 7.61527    $ 8.98774            0
   01/01/2011 to 04/29/2011.........  $ 8.98774    $10.07392            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10120    $ 5.56840            0
   01/01/2009 to 12/31/2009.........  $ 5.56840    $ 9.09915            0
   01/01/2010 to 12/31/2010.........  $ 9.09915    $10.91788            0
   01/01/2011 to 12/31/2011.........  $10.91788    $ 8.54230            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99845    $10.33501            0
   01/01/2008 to 12/31/2008.........  $10.33501    $10.25537            0
   01/01/2009 to 12/31/2009.........  $10.25537    $11.09340            0
   01/01/2010 to 12/31/2010.........  $11.09340    $11.31076            0
   01/01/2011 to 12/31/2011.........  $11.31076    $11.34944            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98982    $10.59518            0
   01/01/2008 to 12/31/2008.........  $10.59518    $10.16253            0
   01/01/2009 to 12/31/2009.........  $10.16253    $11.62088            0
   01/01/2010 to 12/31/2010.........  $11.62088    $12.28403            0
   01/01/2011 to 12/31/2011.........  $12.28403    $12.43807            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05222    $10.48476            0
   01/01/2008 to 12/31/2008.........  $10.48476    $ 8.28423       13,860
   01/01/2009 to 12/31/2009.........  $ 8.28423    $ 9.75850        7,907
   01/01/2010 to 12/31/2010.........  $ 9.75850    $10.58873        9,139
   01/01/2011 to 12/31/2011.........  $10.58873    $10.49478        9,135

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01837    $10.06681            0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08314    $ 9.74007            0
   01/01/2008 to 12/31/2008.........  $ 9.74007    $ 5.85753            0
   01/01/2009 to 12/31/2009.........  $ 5.85753    $ 7.00256            0
   01/01/2010 to 12/31/2010.........  $ 7.00256    $ 7.90595            0
   01/01/2011 to 12/31/2011.........  $ 7.90595    $ 8.02675            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99845    $ 8.88668            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08189    $10.40891          940
   01/01/2008 to 12/31/2008.........  $10.40891    $ 7.13066          939
   01/01/2009 to 12/31/2009.........  $ 7.13066    $ 8.91579          939
   01/01/2010 to 12/31/2010.........  $ 8.91579    $ 9.78295            0
   01/01/2011 to 12/31/2011.........  $ 9.78295    $ 9.27599            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09655    $ 9.86207            0
   01/01/2008 to 12/31/2008.........  $ 9.86207    $ 6.29069            0
   01/01/2009 to 12/31/2009.........  $ 6.29069    $ 8.26641            0
   01/01/2010 to 12/31/2010.........  $ 8.26641    $11.06637            0
   01/01/2011 to 12/31/2011.........  $11.06637    $10.75364            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09268    $ 9.44573            0
   01/01/2008 to 12/31/2008.........  $ 9.44573    $ 6.51489            0
   01/01/2009 to 12/31/2009.........  $ 6.51489    $ 8.11952            0
   01/01/2010 to 12/31/2010.........  $ 8.11952    $10.03914            0
   01/01/2011 to 12/31/2011.........  $10.03914    $ 9.26316            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06969    $10.19404            0
   01/01/2008 to 12/31/2008.........  $10.19404    $ 7.40835       11,419
   01/01/2009 to 12/31/2009.........  $ 7.40835    $ 9.02504       10,808
   01/01/2010 to 12/31/2010.........  $ 9.02504    $ 9.87813       10,454
   01/01/2011 to 12/31/2011.........  $ 9.87813    $ 9.88621        9,958
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09078    $ 9.47724            0
   01/01/2008 to 12/31/2008.........  $ 9.47724    $ 5.40479            0
   01/01/2009 to 12/31/2009.........  $ 5.40479    $ 6.56594            0
   01/01/2010 to 12/31/2010.........  $ 6.56594    $ 7.29663            0
   01/01/2011 to 12/31/2011.........  $ 7.29663    $ 7.04313            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00688    $10.60133           0
   01/01/2008 to 12/31/2008.........  $10.60133    $10.15023           0
   01/01/2009 to 12/31/2009.........  $10.15023    $11.16740           0
   01/01/2010 to 12/31/2010.........  $11.16740    $11.58840           0
   01/01/2011 to 12/31/2011.........  $11.58840    $11.84135           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14526    $10.06870           0
   01/01/2008 to 12/31/2008.........  $10.06870    $ 5.87234           0
   01/01/2009 to 12/31/2009.........  $ 5.87234    $ 8.83842           0
   01/01/2010 to 12/31/2010.........  $ 8.83842    $10.04478           0
   01/01/2011 to 12/31/2011.........  $10.04478    $ 9.69047           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18022    $11.63001           0
   01/01/2008 to 12/31/2008.........  $11.63001    $ 5.70792           0
   01/01/2009 to 12/31/2009.........  $ 5.70792    $ 8.36558           0
   01/01/2010 to 12/31/2010.........  $ 8.36558    $ 9.88866           0
   01/01/2011 to 12/31/2011.........  $ 9.88866    $ 8.25662           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13003    $10.34925           0
   01/01/2008 to 12/31/2008.........  $10.34925    $ 5.85729           0
   01/01/2009 to 12/31/2009.........  $ 5.85729    $ 7.38209           0
   01/01/2010 to 12/31/2010.........  $ 7.38209    $ 8.30457           0
   01/01/2011 to 12/31/2011.........  $ 8.30457    $ 7.86811           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99845    $ 9.97679           0
   01/01/2008 to 12/31/2008.........  $ 9.97679    $ 9.28051           0
   01/01/2009 to 12/31/2009.........  $ 9.28051    $10.16632           0
   01/01/2010 to 12/31/2010.........  $10.16632    $10.75449           0
   01/01/2011 to 12/31/2011.........  $10.75449    $11.18976           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07805    $ 6.63304       1,274
   01/01/2009 to 12/31/2009.........  $ 6.63304    $ 8.46619       1,271
   01/01/2010 to 12/31/2010.........  $ 8.46619    $ 9.15895       3,373
   01/01/2011 to 12/31/2011.........  $ 9.15895    $ 8.83797       1,944


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (1.95%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02472    $12.22918         0
   01/01/2010 to 12/31/2010.........  $12.22918    $13.43010         0
   01/01/2011 to 12/31/2011.........  $13.43010    $12.82288         0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.03706    $12.42638         0
   01/01/2010 to 12/31/2010.........  $12.42638    $13.85894         0
   01/01/2011 to 12/31/2011.........  $13.85894    $13.60912         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.07572    $12.47445         0
   01/01/2010 to 12/31/2010.........  $12.47445    $13.92976         0
   01/01/2011 to 12/31/2011.........  $13.92976    $14.15123         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02354    $12.05379         0
   01/01/2010 to 12/31/2010.........  $12.05379    $13.27886         0
   01/01/2011 to 12/31/2011.........  $13.27886    $12.86650         0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99841    $ 9.15030         0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.09832    $12.77011         0
   01/01/2010 to 12/31/2010.........  $12.77011    $14.08401         0
   01/01/2011 to 12/31/2011.........  $14.08401    $13.74665         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.03884    $12.32294         0
   01/01/2010 to 12/31/2010.........  $12.32294    $13.70357         0
   01/01/2011 to 12/31/2011.........  $13.70357    $13.11533         0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.05245    $12.35585         0
   01/01/2010 to 12/31/2010.........  $12.35585    $13.85749         0
   01/01/2011 to 12/31/2011.........  $13.85749    $13.26776         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.03990    $11.95000         0
   01/01/2010 to 12/31/2010.........  $11.95000    $13.11814         0
   01/01/2011 to 12/31/2011.........  $13.11814    $12.63356         0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.61485    $14.52654         0
   01/01/2010 to 12/31/2010.........  $14.52654    $18.33655         0
   01/01/2011 to 12/31/2011.........  $18.33655    $19.17116         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98067    $12.99714         0
   01/01/2010 to 12/31/2010.........  $12.99714    $16.89744         0
   01/01/2011 to 12/31/2011.........  $16.89744    $14.40095         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02694    $11.98341         0
   01/01/2010 to 12/31/2010.........  $11.98341    $13.31993         0
   01/01/2011 to 12/31/2011.........  $13.31993    $12.74213         0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.01321    $12.30971         0
   01/01/2010 to 12/31/2010.........  $12.30971    $13.80826         0
   01/01/2011 to 12/31/2011.........  $13.80826    $13.34040         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98520    $12.16923         0
   01/01/2010 to 12/31/2010.........  $12.16923    $14.20648         0
   01/01/2011 to 12/31/2011.........  $14.20648    $13.06868         0
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.85947    $13.94990         0
   01/01/2010 to 12/31/2010.........  $13.94990    $16.44660         0
   01/01/2011 to 12/31/2011.........  $16.44660    $15.31911         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.04666    $12.85291         0
   01/01/2010 to 12/31/2010.........  $12.85291    $13.90361         0
   01/01/2011 to 12/31/2011.........  $13.90361    $13.09807         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.12468    $12.21726         0
   01/01/2010 to 12/31/2010.........  $12.21726    $13.52743         0
   01/01/2011 to 12/31/2011.........  $13.52743    $12.53636         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.05971    $13.49884         0
   01/01/2010 to 12/31/2010.........  $13.49884    $15.86538         0
   01/01/2011 to 12/31/2011.........  $15.86538    $15.09868         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.95325    $12.77245         0
   01/01/2010 to 12/31/2010.........  $12.77245    $15.88121         0
   01/01/2011 to 12/31/2011.........  $15.88121    $15.78018         0
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.01714    $12.52947         0
   01/01/2010 to 12/31/2010.........  $12.52947    $13.94859         0
   01/01/2011 to 12/31/2011.........  $13.94859    $14.11594         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.04108    $12.26085         0
   01/01/2010 to 12/31/2010.........  $12.26085    $13.68768         0
   01/01/2011 to 12/31/2011.........  $13.68768    $13.34931         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02472    $11.87185         0
   01/01/2010 to 12/31/2010.........  $11.87185    $12.99497         0
   01/01/2011 to 12/31/2011.........  $12.99497    $12.68182         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.14326    $13.28507         0
   01/01/2010 to 12/31/2010.........  $13.28507    $14.91984         0
   01/01/2011 to 12/31/2011.........  $14.91984    $12.74299         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.11776    $13.11643         0
   01/01/2010 to 12/31/2010.........  $13.11643    $14.29111         0
   01/01/2011 to 12/31/2011.........  $14.29111    $12.25850         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98134    $10.85724         0
   01/01/2010 to 12/31/2010.........  $10.85724    $11.80055         0
   01/01/2011 to 12/31/2011.........  $11.80055    $13.01541         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.07983    $11.67928         0
   01/01/2010 to 12/31/2010.........  $11.67928    $12.29397         0
   01/01/2011 to 12/31/2011.........  $12.29397    $12.08699         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08380    $10.28694         0
   01/01/2010 to 12/31/2010.........  $10.28694    $11.23177         0
   01/01/2011 to 12/31/2011.........  $11.23177    $11.08991         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14518    $10.29676         0
   01/01/2010 to 12/31/2010.........  $10.29676    $11.48565         0
   01/01/2011 to 12/31/2011.........  $11.48565    $10.60446         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.12742    $13.60316         0
   01/01/2010 to 12/31/2010.........  $13.60316    $14.29939         0
   01/01/2011 to 12/31/2011.........  $14.29939    $12.74240         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.06269    $12.74643         0
   01/01/2010 to 12/31/2010.........  $12.74643    $14.14755         0
   01/01/2011 to 12/31/2011.........  $14.14755    $13.29640         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.03391    $12.09690         0
   01/01/2010 to 12/31/2010.........  $12.09690    $13.45698         0
   01/01/2011 to 12/31/2011.........  $13.45698    $14.54217         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.00733    $12.72841         0
   01/01/2010 to 12/31/2010.........  $12.72841    $14.95069         0
   01/01/2011 to 12/31/2011.........  $14.95069    $14.53074         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.07246    $13.37958         0
   01/01/2010 to 12/31/2010.........  $13.37958    $14.70436         0
   01/01/2011 to 12/31/2011.........  $14.70436    $13.97131         0
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02825    $12.16446         0
   01/01/2010 to 12/31/2010.........  $12.16446    $13.45689         0
   01/01/2011 to 12/31/2011.........  $13.45689    $13.12100         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98590    $13.24493         0
   01/01/2010 to 12/31/2010.........  $13.24493    $16.05854         0
   01/01/2011 to 12/31/2011.........  $16.05854    $15.20773         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.99969    $ 9.87762         0
   01/01/2010 to 12/31/2010.........  $ 9.87762    $ 9.69089         0
   01/01/2011 to 12/31/2011.........  $ 9.69089    $ 9.50772         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.13105    $13.73140         0
   01/01/2010 to 12/31/2010.........  $13.73140    $16.62499         0
   01/01/2011 to 12/31/2011.........  $16.62499    $15.90187         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02832    $10.06604         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.97681    $12.37640         0
   01/01/2010 to 12/31/2010.........  $12.37640    $15.62065         0
   01/01/2011 to 12/31/2011.........  $15.62065    $15.58025         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.93464    $12.07919         0
   01/01/2010 to 12/31/2010.........  $12.07919    $14.24914         0
   01/01/2011 to 04/29/2011.........  $14.24914    $15.96856         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.05442    $14.81142         0
   01/01/2010 to 12/31/2010.........  $14.81142    $17.76317         0
   01/01/2011 to 12/31/2011.........  $17.76317    $13.89126         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.99059    $10.49425         0
   01/01/2010 to 12/31/2010.........  $10.49425    $10.69469         0
   01/01/2011 to 12/31/2011.........  $10.69469    $10.72593         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98246    $11.06217         0
   01/01/2010 to 12/31/2010.........  $11.06217    $11.68776         0
   01/01/2011 to 12/31/2011.........  $11.68776    $11.82866         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.02102    $11.61925         0
   01/01/2010 to 12/31/2010.........  $11.61925    $12.60143         0
   01/01/2011 to 12/31/2011.........  $12.60143    $12.48357         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01833    $10.06593         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.07719    $12.81998         0
   01/01/2010 to 12/31/2010.........  $12.81998    $14.46688         0
   01/01/2011 to 12/31/2011.........  $14.46688    $14.68078         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99841    $ 8.88380         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.08085    $12.39816         0
   01/01/2010 to 12/31/2010.........  $12.39816    $13.59717         0
   01/01/2011 to 12/31/2011.........  $13.59717    $12.88618         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.00835    $13.14810         0
   01/01/2010 to 12/31/2010.........  $13.14810    $17.59283         0
   01/01/2011 to 12/31/2011.........  $17.59283    $17.08728         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.97563    $12.95518         0
   01/01/2010 to 12/31/2010.........  $12.95518    $16.01019         0
   01/01/2011 to 12/31/2011.........  $16.01019    $14.76539         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.03838    $12.15865         0
   01/01/2010 to 12/31/2010.........  $12.15865    $13.30142         0
   01/01/2011 to 12/31/2011.........  $13.30142    $13.30586         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.10014    $12.91754         0
   01/01/2010 to 12/31/2010.........  $12.91754    $14.34826         0
   01/01/2011 to 12/31/2011.........  $14.34826    $13.84304         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.01739    $11.11668         0
   01/01/2010 to 12/31/2010.........  $11.11668    $11.53006         0
   01/01/2011 to 12/31/2011.........  $11.53006    $11.77589         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98699    $13.17417         0
   01/01/2010 to 12/31/2010.........  $13.17417    $14.96502         0
   01/01/2011 to 12/31/2011.........  $14.96502    $14.42995         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.30108    $13.76934         0
   01/01/2010 to 12/31/2010.........  $13.76934    $16.26820         0
   01/01/2011 to 12/31/2011.........  $16.26820    $13.57648         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.06178    $12.77673         0
   01/01/2010 to 12/31/2010.........  $12.77673    $14.36635         0
   01/01/2011 to 12/31/2011.........  $14.36635    $13.60464         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98914    $10.76856         0
   01/01/2010 to 12/31/2010.........  $10.76856    $11.38597         0
   01/01/2011 to 12/31/2011.........  $11.38597    $11.84104         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009.........  $10.07064    $12.83901         0
   01/01/2010 to 12/31/2010.........  $12.83901    $13.88281         0
   01/01/2011 to 12/31/2011.........  $13.88281    $13.38977         0


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                     ROLL UP AND HAV DEATH BENEFIT (2.00%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09551     $6.96330       21,165
   01/01/2009 to 12/31/2009.........  $ 6.96330     $8.48932       29,611
   01/01/2010 to 12/31/2010.........  $ 8.48932     $9.31844       30,273
   01/01/2011 to 12/31/2011.........  $ 9.31844     $8.89288       23,460
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32163     $7.20529        2,651
   01/01/2009 to 12/31/2009.........  $ 7.20529     $8.91466        3,289
   01/01/2010 to 12/31/2010.........  $ 8.91466     $9.93758        3,363
   01/01/2011 to 12/31/2011.........  $ 9.93758     $9.75359        2,669
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.10124     $6.10700            0
   01/01/2009 to 12/31/2009.........  $ 6.10700     $7.05119            0
   01/01/2010 to 12/31/2010.........  $ 7.05119     $7.86990            0
   01/01/2011 to 12/31/2011.........  $ 7.86990     $7.99111            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19781     $7.29038       79,410
   01/01/2009 to 12/31/2009.........  $ 7.29038     $8.81240      113,007
   01/01/2010 to 12/31/2010.........  $ 8.81240     $9.70328      123,978
   01/01/2011 to 12/31/2011.........  $ 9.70328     $9.39739       86,899
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99837     $9.14728            0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34863     $6.02426            0
   01/01/2009 to 12/31/2009.........  $ 6.02426     $6.98434            0
   01/01/2010 to 12/31/2010.........  $ 6.98434     $7.69919            0
   01/01/2011 to 12/31/2011.........  $ 7.69919     $7.51114            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99891    $ 9.36236            0
   01/01/2010 to 12/31/2010.........  $ 9.36236    $10.14931            0
   01/01/2011 to 12/31/2011.........  $10.14931    $10.90959            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02964    $12.15196        5,044
   01/01/2009 to 12/31/2009.........  $12.15196    $11.19256          284
   01/01/2010 to 12/31/2010.........  $11.19256    $12.20028            0
   01/01/2011 to 12/31/2011.........  $12.20028    $13.58541            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02961    $12.20922            0
   01/01/2009 to 12/31/2009.........  $12.20922    $11.04775       19,466
   01/01/2010 to 12/31/2010.........  $11.04775    $12.06135       19,372
   01/01/2011 to 12/31/2011.........  $12.06135    $13.71364       19,372
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99891    $ 8.77422            0
   01/01/2010 to 12/31/2010.........  $ 8.77422    $ 9.62088       25,179
   01/01/2011 to 12/31/2011.........  $ 9.62088    $11.19386          135
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99783    $10.98990        2,878
   01/01/2011 to 12/31/2011.........  $10.98990    $12.96164       13,177
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99837    $12.00054        4,551
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98738    $ 6.63661       42,778
   01/01/2009 to 12/31/2009.........  $ 6.63661    $ 8.15440        6,851
   01/01/2010 to 12/31/2010.........  $ 8.15440    $ 9.06354        7,431
   01/01/2011 to 12/31/2011.........  $ 9.06354    $ 8.67023       22,797
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09919    $ 6.68338            0
   01/01/2009 to 12/31/2009.........  $ 6.68338    $ 8.31141            0
   01/01/2010 to 12/31/2010.........  $ 8.31141    $ 9.31690            0
   01/01/2011 to 12/31/2011.........  $ 9.31690    $ 8.91610            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08101    $ 7.33097       28,762
   01/01/2009 to 12/31/2009.........  $ 7.33097    $ 8.86793       29,625
   01/01/2010 to 12/31/2010.........  $ 8.86793    $ 9.72995       29,810
   01/01/2011 to 12/31/2011.........  $ 9.72995    $ 9.36585       29,036

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.45886    $ 5.95633            0
   01/01/2009 to 12/31/2009.........  $ 5.95633    $ 7.70368            0
   01/01/2010 to 12/31/2010.........  $ 7.70368    $ 9.71947            0
   01/01/2011 to 12/31/2011.........  $ 9.71947    $10.15692            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.66823    $ 8.06950            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15217    $ 5.59124            0
   01/01/2009 to 12/31/2009.........  $ 5.59124    $ 7.27185            0
   01/01/2010 to 12/31/2010.........  $ 7.27185    $ 9.44933            0
   01/01/2011 to 12/31/2011.........  $ 9.44933    $ 8.04934            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10352    $ 7.49086            0
   01/01/2009 to 12/31/2009.........  $ 7.49086    $ 8.90284            0
   01/01/2010 to 12/31/2010.........  $ 8.90284    $ 9.89103            0
   01/01/2011 to 12/31/2011.........  $ 9.89103    $ 9.45734            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05081    $ 6.68856        6,445
   01/01/2009 to 12/31/2009.........  $ 6.68856    $ 8.12119       12,852
   01/01/2010 to 12/31/2010.........  $ 8.12119    $ 9.10528        7,395
   01/01/2011 to 12/31/2011.........  $ 9.10528    $ 8.79235        6,290
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19689    $ 6.13261        8,118
   01/01/2009 to 12/31/2009.........  $ 6.13261    $ 7.57385       33,561
   01/01/2010 to 12/31/2010.........  $ 7.57385    $ 8.83745       41,788
   01/01/2011 to 12/31/2011.........  $ 8.83745    $ 8.12580       19,244
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99838    $ 7.46229          447
   01/01/2009 to 11/13/2009.........  $ 7.46229    $ 8.32307            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17506    $ 6.10465            0
   01/01/2009 to 12/31/2009.........  $ 6.10465    $ 8.08534            0
   01/01/2010 to 12/31/2010.........  $ 8.08534    $ 9.52771            0
   01/01/2011 to 12/31/2011.........  $ 9.52771    $ 8.87015            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98704    $ 6.08795            0
   01/01/2009 to 12/31/2009.........  $ 6.08795    $ 8.91680            0
   01/01/2010 to 12/31/2010.........  $ 8.91680    $ 9.64107            0
   01/01/2011 to 12/31/2011.........  $ 9.64107    $ 9.07796            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34177    $ 5.92701       2,881
   01/01/2009 to 12/31/2009.........  $ 5.92701    $ 6.92560           0
   01/01/2010 to 12/31/2010.........  $ 6.92560    $ 7.66452           0
   01/01/2011 to 12/31/2011.........  $ 7.66452    $ 7.09949           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32662    $ 6.04394           0
   01/01/2009 to 12/31/2009.........  $ 6.04394    $ 9.30832         341
   01/01/2010 to 12/31/2010.........  $ 9.30832    $10.93481         357
   01/01/2011 to 12/31/2011.........  $10.93481    $10.40118         357
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03326    $ 7.62849           0
   01/01/2009 to 12/31/2009.........  $ 7.62849    $ 9.48655           0
   01/01/2010 to 12/31/2010.........  $ 9.48655    $11.78990           0
   01/01/2011 to 12/31/2011.........  $11.78990    $11.70926           0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.60380    $ 7.67272           0
   01/01/2009 to 12/31/2009.........  $ 7.67272    $10.19632           0
   01/01/2010 to 12/31/2010.........  $10.19632    $11.34562           0
   01/01/2011 to 12/31/2011.........  $11.34562    $11.47618           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11170    $ 7.12451           0
   01/01/2009 to 12/31/2009.........  $ 7.12451    $ 8.84721           0
   01/01/2010 to 12/31/2010.........  $ 8.84721    $ 9.87201           0
   01/01/2011 to 12/31/2011.........  $ 9.87201    $ 9.62331           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08919    $ 7.59959       4,254
   01/01/2009 to 12/31/2009.........  $ 7.59959    $ 9.19243       5,320
   01/01/2010 to 12/31/2010.........  $ 9.19243    $10.05726       5,286
   01/01/2011 to 12/31/2011.........  $10.05726    $ 9.81014       4,057
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.49604    $ 5.39424       1,348
   01/01/2009 to 12/31/2009.........  $ 5.39424    $ 7.15452           0
   01/01/2010 to 12/31/2010.........  $ 7.15452    $ 8.03101           0
   01/01/2011 to 12/31/2011.........  $ 8.03101    $ 6.85583           0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.87987    $ 5.74172       1,274
   01/01/2009 to 12/31/2009.........  $ 5.74172    $ 7.34575           0
   01/01/2010 to 12/31/2010.........  $ 7.34575    $ 7.99967           0
   01/01/2011 to 12/31/2011.........  $ 7.99967    $ 6.85845           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02949    $10.76729       61,513
   01/01/2009 to 12/31/2009.........  $10.76729    $11.74908       15,314
   01/01/2010 to 12/31/2010.........  $11.74908    $12.76362        1,040
   01/01/2011 to 12/31/2011.........  $12.76362    $14.07075       43,576
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.21811    $ 7.81882        2,069
   01/01/2009 to 12/31/2009.........  $ 7.81882    $ 9.35320        3,349
   01/01/2010 to 12/31/2010.........  $ 9.35320    $ 9.84066        3,622
   01/01/2011 to 12/31/2011.........  $ 9.84066    $ 9.67022        2,090
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08376    $10.28629            0
   01/01/2010 to 12/31/2010.........  $10.28629    $11.22561            0
   01/01/2011 to 12/31/2011.........  $11.22561    $11.07842            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14514    $10.29611            0
   01/01/2010 to 12/31/2010.........  $10.29611    $11.47933            0
   01/01/2011 to 12/31/2011.........  $11.47933    $10.59336            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06285    $ 5.93648        2,858
   01/01/2009 to 12/31/2009.........  $ 5.93648    $ 7.90824        2,426
   01/01/2010 to 12/31/2010.........  $ 7.90824    $ 8.30893        2,731
   01/01/2011 to 12/31/2011.........  $ 8.30893    $ 7.40062        2,731
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15168    $ 5.47685            0
   01/01/2009 to 12/31/2009.........  $ 5.47685    $ 6.41273            0
   01/01/2010 to 12/31/2010.........  $ 6.41273    $ 7.11421            0
   01/01/2011 to 12/31/2011.........  $ 7.11421    $ 6.68293            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37930    $ 7.81406            0
   01/01/2009 to 12/31/2009.........  $ 7.81406    $10.31155            0
   01/01/2010 to 12/31/2010.........  $10.31155    $11.46522            0
   01/01/2011 to 12/31/2011.........  $11.46522    $12.38372            0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98124    $ 5.97186            0
   01/01/2009 to 12/31/2009.........  $ 5.97186    $ 7.59687        2,099
   01/01/2010 to 12/31/2010.........  $ 7.59687    $ 8.91884        2,262
   01/01/2011 to 12/31/2011.........  $ 8.91884    $ 8.66411        2,262

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17077    $ 6.74262           0
   01/01/2009 to 12/31/2009.........  $ 6.74262    $ 8.69300           0
   01/01/2010 to 12/31/2010.........  $ 8.69300    $ 9.54906           0
   01/01/2011 to 12/31/2011.........  $ 9.54906    $ 9.06853           0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37511    $ 6.71375           0
   01/01/2009 to 12/31/2009.........  $ 6.71375    $ 8.18166           0
   01/01/2010 to 12/31/2010.........  $ 8.18166    $ 9.04647           0
   01/01/2011 to 12/31/2011.........  $ 9.04647    $ 8.81632           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74562    $ 5.90672           0
   01/01/2009 to 12/31/2009.........  $ 5.90672    $ 8.04258         788
   01/01/2010 to 12/31/2010.........  $ 8.04258    $ 9.74614         813
   01/01/2011 to 12/31/2011.........  $ 9.74614    $ 9.22525         813
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15985    $10.16688       4,229
   01/01/2009 to 12/31/2009.........  $10.16688    $ 9.99180           1
   01/01/2010 to 12/31/2010.........  $ 9.99180    $ 9.79807           1
   01/01/2011 to 12/31/2011.........  $ 9.79807    $ 9.60811           1
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.65192    $ 5.66775           0
   01/01/2009 to 12/31/2009.........  $ 5.66775    $ 7.81493           0
   01/01/2010 to 12/31/2010.........  $ 7.81493    $ 9.45711           0
   01/01/2011 to 12/31/2011.........  $ 9.45711    $ 9.04138           0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02828    $10.06521           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.54437    $ 5.84206           0
   01/01/2009 to 12/31/2009.........  $ 5.84206    $ 7.43344           0
   01/01/2010 to 12/31/2010.........  $ 7.43344    $ 9.37744           0
   01/01/2011 to 12/31/2011.........  $ 9.37744    $ 9.34868           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15161    $ 6.32280           0
   01/01/2009 to 12/31/2009.........  $ 6.32280    $ 7.59732           0
   01/01/2010 to 12/31/2010.........  $ 7.59732    $ 8.95779           0
   01/01/2011 to 04/29/2011.........  $ 8.95779    $10.03712           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10112    $ 5.56589            0
   01/01/2009 to 12/31/2009.........  $ 5.56589    $ 9.08604            0
   01/01/2010 to 12/31/2010.........  $ 9.08604    $10.89161            0
   01/01/2011 to 12/31/2011.........  $10.89161    $ 8.51341            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.50651    $10.24080            0
   01/01/2009 to 12/31/2009.........  $10.24080    $11.06679            0
   01/01/2010 to 12/31/2010.........  $11.06679    $11.27238            0
   01/01/2011 to 12/31/2011.........  $11.27238    $11.29986            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.86023    $10.14838        2,807
   01/01/2009 to 12/31/2009.........  $10.14838    $11.59335       21,614
   01/01/2010 to 12/31/2010.........  $11.59335    $12.24288       20,728
   01/01/2011 to 12/31/2011.........  $12.24288    $12.38430       20,728
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.41138    $ 8.27260       43,668
   01/01/2009 to 12/31/2009.........  $ 8.27260    $ 9.73531       43,451
   01/01/2010 to 12/31/2010.........  $ 9.73531    $10.55321       21,482
   01/01/2011 to 12/31/2011.........  $10.55321    $10.44937       28,626
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01829    $10.06512            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.29071    $ 5.84939            0
   01/01/2009 to 12/31/2009.........  $ 5.84939    $ 6.98586            0
   01/01/2010 to 12/31/2010.........  $ 6.98586    $ 7.87945            0
   01/01/2011 to 12/31/2011.........  $ 7.87945    $ 7.99204            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99837    $ 8.88085            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14713    $ 7.12072        5,321
   01/01/2009 to 12/31/2009.........  $ 7.12072    $ 8.89454        7,095
   01/01/2010 to 12/31/2010.........  $ 8.89454    $ 9.75005        7,148
   01/01/2011 to 12/31/2011.........  $ 9.75005    $ 9.23576        5,301
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.46336    $ 6.28194            0
   01/01/2009 to 12/31/2009.........  $ 6.28194    $ 8.24680            0
   01/01/2010 to 12/31/2010.........  $ 8.24680    $11.02938            0
   01/01/2011 to 12/31/2011.........  $11.02938    $10.70717            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34639    $ 6.50560        1,503
   01/01/2009 to 12/31/2009.........  $ 6.50560    $ 8.09990            0
   01/01/2010 to 12/31/2010.........  $ 8.09990    $10.00506            0
   01/01/2011 to 12/31/2011.........  $10.00506    $ 9.22265            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.03863    $ 7.39806       27,037
   01/01/2009 to 12/31/2009.........  $ 7.39806    $ 9.00350       31,614
   01/01/2010 to 12/31/2010.........  $ 9.00350    $ 9.84496       28,629
   01/01/2011 to 12/31/2011.........  $ 9.84496    $ 9.84336       26,239
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.02155    $ 5.39723            0
   01/01/2009 to 12/31/2009.........  $ 5.39723    $ 6.55037        3,892
   01/01/2010 to 12/31/2010.........  $ 6.55037    $ 7.27236        4,259
   01/01/2011 to 12/31/2011.........  $ 7.27236    $ 7.01293        4,259
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.99567    $10.13609            0
   01/01/2009 to 12/31/2009.........  $10.13609    $11.14105            0
   01/01/2010 to 12/31/2010.........  $11.14105    $11.54964            0
   01/01/2011 to 12/31/2011.........  $11.54964    $11.79014            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.61495    $ 5.86411            0
   01/01/2009 to 12/31/2009.........  $ 5.86411    $ 8.81748            0
   01/01/2010 to 12/31/2010.........  $ 8.81748    $10.01116            0
   01/01/2011 to 12/31/2011.........  $10.01116    $ 9.64854            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.03339    $ 5.69990            0
   01/01/2009 to 12/31/2009.........  $ 5.69990    $ 8.34555            0
   01/01/2010 to 12/31/2010.........  $ 8.34555    $ 9.85534            0
   01/01/2011 to 12/31/2011.........  $ 9.85534    $ 8.22064            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74663    $ 5.84907            0
   01/01/2009 to 12/31/2009.........  $ 5.84907    $ 7.36456            0
   01/01/2010 to 12/31/2010.........  $ 7.36456    $ 8.27666            0
   01/01/2011 to 12/31/2011.........  $ 8.27666    $ 7.83397            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22718    $ 9.27028            0
   01/01/2009 to 12/31/2009.........  $ 9.27028    $10.14521            0
   01/01/2010 to 12/31/2010.........  $10.14521    $10.72156            0
   01/01/2011 to 12/31/2011.........  $10.72156    $11.14467            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07802     $6.62866       4,343
   01/01/2009 to 12/31/2009.........  $ 6.62866     $8.45227       5,708
   01/01/2010 to 12/31/2010.........  $ 8.45227     $9.13481       5,179
   01/01/2011 to 12/31/2011.........  $ 9.13481     $8.80608       4,303


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.25%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.25%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09259    $10.40836       35,752
   01/01/2008 to 12/31/2008.........  $10.40836    $ 6.93900      105,752
   01/01/2009 to 12/31/2009.........  $ 6.93900    $ 8.43907      103,608
   01/01/2010 to 12/31/2010.........  $ 8.43907    $ 9.24057      101,061
   01/01/2011 to 12/31/2011.........  $ 9.24057    $ 8.79690       97,977
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11424    $10.45911        4,361
   01/01/2008 to 12/31/2008.........  $10.45911    $ 7.18015        4,026
   01/01/2009 to 12/31/2009.........  $ 7.18015    $ 8.86174        4,268
   01/01/2010 to 12/31/2010.........  $ 8.86174    $ 9.85443        4,407
   01/01/2011 to 12/31/2011.........  $ 9.85443    $ 9.64842        3,861
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06566    $ 9.53605            0
   01/01/2008 to 12/31/2008.........  $ 9.53605    $ 6.08557            0
   01/01/2009 to 12/31/2009.........  $ 6.08557    $ 7.00925            0
   01/01/2010 to 12/31/2010.........  $ 7.00925    $ 7.80396            0
   01/01/2011 to 12/31/2011.........  $ 7.80396    $ 7.90470            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07636    $10.41889            0
   01/01/2008 to 12/31/2008.........  $10.41889    $ 7.26485        6,336
   01/01/2009 to 12/31/2009.........  $ 7.26485    $ 8.76001        5,968
   01/01/2010 to 12/31/2010.........  $ 8.76001    $ 9.62204        5,653
   01/01/2011 to 12/31/2011.........  $ 9.62204    $ 9.29593        5,360
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99817    $ 9.13225            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07742    $ 9.79053            0
   01/01/2008 to 12/31/2008.........  $ 9.79053    $ 6.00324            0
   01/01/2009 to 12/31/2009.........  $ 6.00324    $ 6.94298            0
   01/01/2010 to 12/31/2010.........  $ 6.94298    $ 7.63496            0
   01/01/2011 to 12/31/2011.........  $ 7.63496    $ 7.43019            0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009........  $ 9.93817    $ 9.60029            0
   01/01/2010 to 12/31/2010.........  $ 9.60029    $10.38175            0
   01/01/2011 to 12/31/2011.........  $10.38175    $11.13198            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009........  $ 9.92260    $ 9.66602            0
   01/01/2010 to 12/31/2010.........  $ 9.66602    $10.51037            0
   01/01/2011 to 12/31/2011.........  $10.51037    $11.67502            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009........  $ 9.90537    $ 9.56692            0
   01/01/2010 to 12/31/2010.........  $ 9.56692    $10.41909            0
   01/01/2011 to 12/31/2011.........  $10.41909    $11.81750            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009........  $ 9.88409    $ 9.24215            0
   01/01/2010 to 12/31/2010.........  $ 9.24215    $10.10897            0
   01/01/2011 to 12/31/2011.........  $10.10897    $11.73297            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99756    $10.96313            0
   01/01/2011 to 12/31/2011.........  $10.96313    $12.89858            0
   AST Bond Portfolio 2022..........
   01/03/2011* to 12/31/2011........  $ 9.99817    $11.97123            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11572    $10.39394        2,313
   01/01/2008 to 12/31/2008.........  $10.39394    $ 6.61333       31,383
   01/01/2009 to 12/31/2009.........  $ 6.61333    $ 8.10575       29,699
   01/01/2010 to 12/31/2010.........  $ 8.10575    $ 8.98747       30,032
   01/01/2011 to 12/31/2011.........  $ 8.98747    $ 8.57641       26,340
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09912    $ 6.67241            0
   01/01/2009 to 12/31/2009.........  $ 6.67241    $ 8.27737            0
   01/01/2010 to 12/31/2010.........  $ 8.27737    $ 9.25612            0
   01/01/2011 to 12/31/2011.........  $ 9.25612    $ 8.83628            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08094    $ 7.31892            0
   01/01/2009 to 12/31/2009.........  $ 7.31892    $ 8.83168            0
   01/01/2010 to 12/31/2010.........  $ 8.83168    $ 9.66656            0
   01/01/2011 to 12/31/2011.........  $ 9.66656    $ 9.28221            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10546    $ 9.34498            0
   01/01/2008 to 12/31/2008.........  $ 9.34498    $ 5.93547            0
   01/01/2009 to 12/31/2009.........  $ 5.93547    $ 7.65792            0
   01/01/2010 to 12/31/2010.........  $ 7.65792    $ 9.63797            0
   01/01/2011 to 12/31/2011.........  $ 9.63797    $10.04709            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12689    $ 8.81330            0
   01/01/2008 to 07/18/2008.........  $ 8.81330    $ 8.05024            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09479    $10.19042            0
   01/01/2008 to 12/31/2008.........  $10.19042    $ 5.57163            0
   01/01/2009 to 12/31/2009.........  $ 5.57163    $ 7.22865            0
   01/01/2010 to 12/31/2010.........  $ 7.22865    $ 9.37021            0
   01/01/2011 to 12/31/2011.........  $ 9.37021    $ 7.96243            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10345    $ 7.47848            0
   01/01/2009 to 12/31/2009.........  $ 7.47848    $ 8.86641            0
   01/01/2010 to 12/31/2010.........  $ 8.86641    $ 9.82645            0
   01/01/2011 to 12/31/2011.........  $ 9.82645    $ 9.37271            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08842    $10.40308       36,393
   01/01/2008 to 12/31/2008.........  $10.40308    $ 6.66519       48,519
   01/01/2009 to 12/31/2009.........  $ 6.66519    $ 8.07303       36,333
   01/01/2010 to 12/31/2010.........  $ 8.07303    $ 9.02920       35,724
   01/01/2011 to 12/31/2011.........  $ 9.02920    $ 8.69762       35,387
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12407    $10.53944        3,839
   01/01/2008 to 12/31/2008.........  $10.53944    $ 6.11107        7,192
   01/01/2009 to 12/31/2009.........  $ 6.11107    $ 7.52883        7,929
   01/01/2010 to 12/31/2010.........  $ 7.52883    $ 8.76348        4,225
   01/01/2011 to 12/31/2011.........  $ 8.76348    $ 8.03805        4,222
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99818    $ 7.45395            0
   01/01/2009 to 11/13/2009.........  $ 7.45395    $ 8.29610            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17485    $ 6.09787         0
   01/01/2009 to 12/31/2009.........  $ 6.09787    $ 8.05662         0
   01/01/2010 to 12/31/2010.........  $ 8.05662    $ 9.47077         0
   01/01/2011 to 12/31/2011.........  $ 9.47077    $ 8.79564         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13366    $10.38560         0
   01/01/2008 to 12/31/2008.........  $10.38560    $ 6.06661         0
   01/01/2009 to 12/31/2009.........  $ 6.06661    $ 8.86369         0
   01/01/2010 to 12/31/2010.........  $ 8.86369    $ 9.56020         0
   01/01/2011 to 12/31/2011.........  $ 9.56020    $ 8.97984         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07317    $10.18268         0
   01/01/2008 to 12/31/2008.........  $10.18268    $ 5.90611         0
   01/01/2009 to 12/31/2009.........  $ 5.90611    $ 6.88429         0
   01/01/2010 to 12/31/2010.........  $ 6.88429    $ 7.60027         0
   01/01/2011 to 12/31/2011.........  $ 7.60027    $ 7.02277         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12362    $10.40181         0
   01/01/2008 to 12/31/2008.........  $10.40181    $ 6.02276         0
   01/01/2009 to 12/31/2009.........  $ 6.02276    $ 9.25287         0
   01/01/2010 to 12/31/2010.........  $ 9.25287    $10.84297         0
   01/01/2011 to 12/31/2011.........  $10.84297    $10.28861         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03306    $ 7.61996         0
   01/01/2009 to 12/31/2009.........  $ 7.61996    $ 9.45270         0
   01/01/2010 to 12/31/2010.........  $ 9.45270    $11.71899         0
   01/01/2011 to 12/31/2011.........  $11.71899    $11.61038         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01047    $10.50020         0
   01/01/2008 to 12/31/2008.........  $10.50020    $ 7.64586         0
   01/01/2009 to 12/31/2009.........  $ 7.64586    $10.13591         0
   01/01/2010 to 12/31/2010.........  $10.13591    $11.25074         0
   01/01/2011 to 12/31/2011.........  $11.25074    $11.35230         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11164    $ 7.11280         0
   01/01/2009 to 12/31/2009.........  $ 7.11280    $ 8.81105         0
   01/01/2010 to 12/31/2010.........  $ 8.81105    $ 9.80753         0
   01/01/2011 to 12/31/2011.........  $ 9.80753    $ 9.53709         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08912    $ 7.58712         0
   01/01/2009 to 12/31/2009.........  $ 7.58712    $ 9.15495         0
   01/01/2010 to 12/31/2010.........  $ 9.15495    $ 9.99172         0
   01/01/2011 to 12/31/2011.........  $ 9.99172    $ 9.72241         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24152    $11.04445            0
   01/01/2008 to 12/31/2008.........  $11.04445    $ 5.37533            0
   01/01/2009 to 12/31/2009.........  $ 5.37533    $ 7.11204            0
   01/01/2010 to 12/31/2010.........  $ 7.11204    $ 7.96369            0
   01/01/2011 to 12/31/2011.........  $ 7.96369    $ 6.78190            0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18829    $10.44818            0
   01/01/2008 to 12/31/2008.........  $10.44818    $ 5.72167            0
   01/01/2009 to 12/31/2009.........  $ 5.72167    $ 7.30212            0
   01/01/2010 to 12/31/2010.........  $ 7.30212    $ 7.93270            0
   01/01/2011 to 12/31/2011.........  $ 7.93270    $ 6.78440            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08268    $ 9.67051        1,198
   01/01/2008 to 12/31/2008.........  $ 9.67051    $ 7.79152       15,325
   01/01/2009 to 12/31/2009.........  $ 7.79152    $ 9.29772       29,382
   01/01/2010 to 12/31/2010.........  $ 9.29772    $ 9.75836       29,316
   01/01/2011 to 12/31/2011.........  $ 9.75836    $ 9.56595       22,336
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08356    $10.28296            0
   01/01/2010 to 12/31/2010.........  $10.28296    $11.19445            0
   01/01/2011 to 12/31/2011.........  $11.19445    $11.02056            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14494    $10.29276            0
   01/01/2010 to 12/31/2010.........  $10.29276    $11.44743            0
   01/01/2011 to 12/31/2011.........  $11.44743    $10.53811            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18169    $10.31917            0
   01/01/2008 to 12/31/2008.........  $10.31917    $ 5.91568            0
   01/01/2009 to 12/31/2009.........  $ 5.91568    $ 7.86117            0
   01/01/2010 to 12/31/2010.........  $ 7.86117    $ 8.23915            0
   01/01/2011 to 12/31/2011.........  $ 8.23915    $ 7.32044            0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09172    $ 9.53794            0
   01/01/2008 to 12/31/2008.........  $ 9.53794    $ 5.45762            0
   01/01/2009 to 12/31/2009.........  $ 5.45762    $ 6.37465            0
   01/01/2010 to 12/31/2010.........  $ 6.37465    $ 7.05469            0
   01/01/2011 to 12/31/2011.........  $ 7.05469    $ 6.61075            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00663    $10.37439         0
   01/01/2008 to 12/31/2008.........  $10.37439    $ 7.78667         0
   01/01/2009 to 12/31/2009.........  $ 7.78667    $10.25013         0
   01/01/2010 to 12/31/2010.........  $10.25013    $11.36902         0
   01/01/2011 to 12/31/2011.........  $11.36902    $12.24988         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13268    $10.80077         0
   01/01/2008 to 12/31/2008.........  $10.80077    $ 5.95100         0
   01/01/2009 to 12/31/2009.........  $ 5.95100    $ 7.55184         0
   01/01/2010 to 12/31/2010.........  $ 7.55184    $ 8.84435         0
   01/01/2011 to 12/31/2011.........  $ 8.84435    $ 8.57068         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15607    $10.40826         0
   01/01/2008 to 12/31/2008.........  $10.40826    $ 6.71901         0
   01/01/2009 to 12/31/2009.........  $ 6.71901    $ 8.64125         0
   01/01/2010 to 12/31/2010.........  $ 8.64125    $ 9.46896         0
   01/01/2011 to 12/31/2011.........  $ 9.46896    $ 8.97047         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10817    $10.74006         0
   01/01/2008 to 12/31/2008.........  $10.74006    $ 6.69032         0
   01/01/2009 to 12/31/2009.........  $ 6.69032    $ 8.13318         0
   01/01/2010 to 12/31/2010.........  $ 8.13318    $ 8.97093         0
   01/01/2011 to 12/31/2011.........  $ 8.97093    $ 8.72140         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07716    $ 9.72712         0
   01/01/2008 to 12/31/2008.........  $ 9.72712    $ 5.88593         0
   01/01/2009 to 12/31/2009.........  $ 5.88593    $ 7.99459         0
   01/01/2010 to 12/31/2010.........  $ 7.99459    $ 9.66434         0
   01/01/2011 to 12/31/2011.........  $ 9.66434    $ 9.12547         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99949    $10.10594         0
   01/01/2008 to 12/31/2008.........  $10.10594    $10.13142         0
   01/01/2009 to 12/31/2009.........  $10.13142    $ 9.93250         0
   01/01/2010 to 12/31/2010.........  $ 9.93250    $ 9.71606         0
   01/01/2011 to 12/31/2011.........  $ 9.71606    $ 9.50427         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10429    $10.00185         0
   01/01/2008 to 12/31/2008.........  $10.00185    $ 5.64787         0
   01/01/2009 to 12/31/2009.........  $ 5.64787    $ 7.76834         0
   01/01/2010 to 12/31/2010.........  $ 7.76834    $ 9.37771         0
   01/01/2011 to 12/31/2011.........  $ 9.37771    $ 8.94345         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02808    $10.06094           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15795    $10.47719           0
   01/01/2008 to 12/31/2008.........  $10.47719    $ 5.82159           0
   01/01/2009 to 12/31/2009.........  $ 5.82159    $ 7.38931           0
   01/01/2010 to 12/31/2010.........  $ 7.38931    $ 9.29890           0
   01/01/2011 to 12/31/2011.........  $ 9.29890    $ 9.24765           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05097    $11.21223           0
   01/01/2008 to 12/31/2008.........  $11.21223    $ 6.30059           0
   01/01/2009 to 12/31/2009.........  $ 6.30059    $ 7.55208           0
   01/01/2010 to 12/31/2010.........  $ 7.55208    $ 8.88250           0
   01/01/2011 to 04/29/2011.........  $ 8.88250    $ 9.94479           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10092    $ 5.55968           0
   01/01/2009 to 12/31/2009.........  $ 5.55968    $ 9.05371           0
   01/01/2010 to 12/31/2010.........  $ 9.05371    $10.82608           0
   01/01/2011 to 12/31/2011.........  $10.82608    $ 8.44144           0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99817    $10.31976           0
   01/01/2008 to 12/31/2008.........  $10.31976    $10.20502           0
   01/01/2009 to 12/31/2009.........  $10.20502    $11.00111           0
   01/01/2010 to 12/31/2010.........  $11.00111    $11.17807           0
   01/01/2011 to 12/31/2011.........  $11.17807    $11.17792           0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98954    $10.57963           0
   01/01/2008 to 12/31/2008.........  $10.57963    $10.11299           0
   01/01/2009 to 12/31/2009.........  $10.11299    $11.52465           0
   01/01/2010 to 12/31/2010.........  $11.52465    $12.14060           0
   01/01/2011 to 12/31/2011.........  $12.14060    $12.25092           0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05193    $10.46930           0
   01/01/2008 to 12/31/2008.........  $10.46930    $ 8.24363       7,614
   01/01/2009 to 12/31/2009.........  $ 8.24363    $ 9.67745       7,605
   01/01/2010 to 12/31/2010.........  $ 9.67745    $10.46483       7,598
   01/01/2011 to 12/31/2011.........  $10.46483    $10.33653       7,591
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01809    $10.06081           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08286    $ 9.72566            0
   01/01/2008 to 12/31/2008.........  $ 9.72566    $ 5.82874            0
   01/01/2009 to 12/31/2009.........  $ 5.82874    $ 6.94419            0
   01/01/2010 to 12/31/2010.........  $ 6.94419    $ 7.81316            0
   01/01/2011 to 12/31/2011.........  $ 7.81316    $ 7.90544            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99817    $ 8.86623            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08161    $10.39352            0
   01/01/2008 to 12/31/2008.........  $10.39352    $ 7.09576            0
   01/01/2009 to 12/31/2009.........  $ 7.09576    $ 8.84173            0
   01/01/2010 to 12/31/2010.........  $ 8.84173    $ 9.66838            0
   01/01/2011 to 12/31/2011.........  $ 9.66838    $ 9.13597            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09627    $ 9.84748            0
   01/01/2008 to 12/31/2008.........  $ 9.84748    $ 6.25989            0
   01/01/2009 to 12/31/2009.........  $ 6.25989    $ 8.19774            0
   01/01/2010 to 12/31/2010.........  $ 8.19774    $10.93692            0
   01/01/2011 to 12/31/2011.........  $10.93692    $10.59155            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09240    $ 9.43184            0
   01/01/2008 to 12/31/2008.........  $ 9.43184    $ 6.48284            0
   01/01/2009 to 12/31/2009.........  $ 6.48284    $ 8.05172            0
   01/01/2010 to 12/31/2010.........  $ 8.05172    $ 9.92121            0
   01/01/2011 to 12/31/2011.........  $ 9.92121    $ 9.12303            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06940    $10.17909       15,839
   01/01/2008 to 12/31/2008.........  $10.17909    $ 7.37218       17,054
   01/01/2009 to 12/31/2009.........  $ 7.37218    $ 8.95004       21,617
   01/01/2010 to 12/31/2010.........  $ 8.95004    $ 9.76253       24,155
   01/01/2011 to 12/31/2011.........  $ 9.76253    $ 9.73710       21,612
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09050    $ 9.46330            0
   01/01/2008 to 12/31/2008.........  $ 9.46330    $ 5.37837            0
   01/01/2009 to 12/31/2009.........  $ 5.37837    $ 6.51148            0
   01/01/2010 to 12/31/2010.........  $ 6.51148    $ 7.21138            0
   01/01/2011 to 12/31/2011.........  $ 7.21138    $ 6.93698            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00660    $10.58572            0
   01/01/2008 to 12/31/2008.........  $10.58572    $10.10058            0
   01/01/2009 to 12/31/2009.........  $10.10058    $11.07476            0
   01/01/2010 to 12/31/2010.........  $11.07476    $11.45282            0
   01/01/2011 to 12/31/2011.........  $11.45282    $11.66279            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14498    $10.05385           0
   01/01/2008 to 12/31/2008.........  $10.05385    $ 5.84358           0
   01/01/2009 to 12/31/2009.........  $ 5.84358    $ 8.76503           0
   01/01/2010 to 12/31/2010.........  $ 8.76503    $ 9.92720           0
   01/01/2011 to 12/31/2011.........  $ 9.92720    $ 9.54415           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17994    $11.61278           0
   01/01/2008 to 12/31/2008.........  $11.61278    $ 5.67991           0
   01/01/2009 to 12/31/2009.........  $ 5.67991    $ 8.29598           0
   01/01/2010 to 12/31/2010.........  $ 8.29598    $ 9.77266           0
   01/01/2011 to 12/31/2011.........  $ 9.77266    $ 8.13173           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12975    $10.33392           0
   01/01/2008 to 12/31/2008.........  $10.33392    $ 5.82845           0
   01/01/2009 to 12/31/2009.........  $ 5.82845    $ 7.32065           0
   01/01/2010 to 12/31/2010.........  $ 7.32065    $ 8.20731           0
   01/01/2011 to 12/31/2011.........  $ 8.20731    $ 7.74927           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99817    $ 9.97260           0
   01/01/2008 to 12/31/2008.........  $ 9.97260    $ 9.24471           0
   01/01/2009 to 12/31/2009.........  $ 9.24471    $10.09245           0
   01/01/2010 to 12/31/2010.........  $10.09245    $10.63976           0
   01/01/2011 to 12/31/2011.........  $10.63976    $11.03259           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07796    $ 6.61786       2,993
   01/01/2009 to 12/31/2009.........  $ 6.61786    $ 8.41779       2,428
   01/01/2010 to 12/31/2010.........  $ 8.41779    $ 9.07537       7,480
   01/01/2011 to 12/31/2011.........  $ 9.07537    $ 8.72737       5,900



* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS B SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09360    $10.46353         0
   01/01/2008 to 12/31/2008.........  $10.46353    $ 7.06233         0
   01/01/2009 to 12/31/2009.........  $ 7.06233    $ 8.69541         0
   01/01/2010 to 12/31/2010.........  $ 8.69541    $ 9.63917         0
   01/01/2011 to 12/31/2011.........  $ 9.63917    $ 9.29000         0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11525    $10.51454         0
   01/01/2008 to 12/31/2008.........  $10.51454    $ 7.30766         0
   01/01/2009 to 12/31/2009.........  $ 7.30766    $ 9.13083         0
   01/01/2010 to 12/31/2010.........  $ 9.13083    $10.27926         0
   01/01/2011 to 12/31/2011.........  $10.27926    $10.18886         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06667    $ 9.58676         0
   01/01/2008 to 12/31/2008.........  $ 9.58676    $ 6.19386         0
   01/01/2009 to 12/31/2009.........  $ 6.19386    $ 7.22248         0
   01/01/2010 to 12/31/2010.........  $ 7.22248    $ 8.14096         0
   01/01/2011 to 12/31/2011.........  $ 8.14096    $ 8.34817         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07738    $10.47416         0
   01/01/2008 to 12/31/2008.........  $10.47416    $ 7.39401         0
   01/01/2009 to 12/31/2009.........  $ 7.39401    $ 9.02623         0
   01/01/2010 to 12/31/2010.........  $ 9.02623    $10.03717         0
   01/01/2011 to 12/31/2011.........  $10.03717    $ 9.81707         0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99918    $ 9.20818         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07843    $ 9.84245         0
   01/01/2008 to 12/31/2008.........  $ 9.84245    $ 6.11002         0
   01/01/2009 to 12/31/2009.........  $ 6.11002    $ 7.15406         0
   01/01/2010 to 12/31/2010.........  $ 7.15406    $ 7.96436         0
   01/01/2011 to 12/31/2011.........  $ 7.96436    $ 7.84674         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11673    $10.44905         0
   01/01/2008 to 12/31/2008.........  $10.44905    $ 6.73091         0
   01/01/2009 to 12/31/2009.........  $ 6.73091    $ 8.35219         0
   01/01/2010 to 12/31/2010.........  $ 8.35219    $ 9.37535         0
   01/01/2011 to 12/31/2011.........  $ 9.37535    $ 9.05722         0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09946    $ 6.72781         0
   01/01/2009 to 12/31/2009.........  $ 6.72781    $ 8.44964         0
   01/01/2010 to 12/31/2010.........  $ 8.44964    $ 9.56579         0
   01/01/2011 to 12/31/2011.........  $ 9.56579    $ 9.24481         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08128    $ 7.37967         0
   01/01/2009 to 12/31/2009.........  $ 7.37967    $ 9.01533         0
   01/01/2010 to 12/31/2010.........  $ 9.01533    $ 9.98978         0
   01/01/2011 to 12/31/2011.........  $ 9.98978    $ 9.71116         0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10647    $ 9.39461         0
   01/01/2008 to 12/31/2008.........  $ 9.39461    $ 6.04131         0
   01/01/2009 to 12/31/2009.........  $ 6.04131    $ 7.89121         0
   01/01/2010 to 12/31/2010.........  $ 7.89121    $10.05465         0
   01/01/2011 to 12/31/2011.........  $10.05465    $10.61116         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12790    $ 8.86015         0
   01/01/2008 to 07/18/2008.........  $ 8.86015    $ 8.14771         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09580    $10.24457         0
   01/01/2008 to 12/31/2008.........  $10.24457    $ 5.67083         0
   01/01/2009 to 12/31/2009.........  $ 5.67083    $ 7.44861         0
   01/01/2010 to 12/31/2010.........  $ 7.44861    $ 9.77487         0
   01/01/2011 to 12/31/2011.........  $ 9.77487    $ 8.40907         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10379    $ 7.54057         0
   01/01/2009 to 12/31/2009.........  $ 7.54057    $ 9.05088         0
   01/01/2010 to 12/31/2010.........  $ 9.05088    $10.15499         0
   01/01/2011 to 12/31/2011.........  $10.15499    $ 9.80583         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08943    $10.45816         0
   01/01/2008 to 12/31/2008.........  $10.45816    $ 6.78372         0
   01/01/2009 to 12/31/2009.........  $ 6.78372    $ 8.31836         0
   01/01/2010 to 12/31/2010.........  $ 8.31836    $ 9.41877         0
   01/01/2011 to 12/31/2011.........  $ 9.41877    $ 9.18514         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12508    $10.59538         0
   01/01/2008 to 12/31/2008.........  $10.59538    $ 6.21978         0
   01/01/2009 to 12/31/2009.........  $ 6.21978    $ 7.75771         0
   01/01/2010 to 12/31/2010.........  $ 7.75771    $ 9.14160         0
   01/01/2011 to 12/31/2011.........  $ 9.14160    $ 8.48864         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99918    $ 7.49592         0
   01/01/2009 to 11/13/2009.........  $ 7.49592    $ 8.43263         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17586    $ 6.13222         0
   01/01/2009 to 12/31/2009.........  $ 6.13222    $ 8.20258         0
   01/01/2010 to 12/31/2010.........  $ 8.20258    $ 9.76157         0
   01/01/2011 to 12/31/2011.........  $ 9.76157    $ 9.17783         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13467    $10.44070         0
   01/01/2008 to 12/31/2008.........  $10.44070    $ 6.17458         0
   01/01/2009 to 12/31/2009.........  $ 6.17458    $ 9.13337         0
   01/01/2010 to 12/31/2010.........  $ 9.13337    $ 9.97310         0
   01/01/2011 to 12/31/2011.........  $ 9.97310    $ 9.48356         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07418    $10.23671         0
   01/01/2008 to 12/31/2008.........  $10.23671    $ 6.01128         0
   01/01/2009 to 12/31/2009.........  $ 6.01128    $ 7.09375         0
   01/01/2010 to 12/31/2010.........  $ 7.09375    $ 7.92848         0
   01/01/2011 to 12/31/2011.........  $ 7.92848    $ 7.41671         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12463    $10.45690         0
   01/01/2008 to 12/31/2008.........  $10.45690    $ 6.12993         0
   01/01/2009 to 12/31/2009.........  $ 6.12993    $ 9.53431         0
   01/01/2010 to 12/31/2010.........  $ 9.53431    $11.31119         0
   01/01/2011 to 12/31/2011.........  $11.31119    $10.86569         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03407    $ 7.66278         0
   01/01/2009 to 12/31/2009.........  $ 7.66278    $ 9.62363         0
   01/01/2010 to 12/31/2010.........  $ 9.62363    $12.07850         0
   01/01/2011 to 12/31/2011.........  $12.07850    $12.11458         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01148    $10.55596         0
   01/01/2008 to 12/31/2008.........  $10.55596    $ 7.78172         0
   01/01/2009 to 12/31/2009.........  $ 7.78172    $10.44365         0
   01/01/2010 to 12/31/2010.........  $10.44365    $11.73590         0
   01/01/2011 to 12/31/2011.........  $11.73590    $11.98834         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11197    $ 7.17177         0
   01/01/2009 to 12/31/2009.........  $ 7.17177    $ 8.99415         0
   01/01/2010 to 12/31/2010.........  $ 8.99415    $10.13540         0
   01/01/2011 to 12/31/2011.........  $10.13540    $ 9.97792         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08946    $ 7.64996         0
   01/01/2009 to 12/31/2009.........  $ 7.64996    $ 9.34522         0
   01/01/2010 to 12/31/2010.........  $ 9.34522    $10.32576         0
   01/01/2011 to 12/31/2011.........  $10.32576    $10.17163         0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24253    $11.10310         0
   01/01/2008 to 12/31/2008.........  $11.10310    $ 5.47103         0
   01/01/2009 to 12/31/2009.........  $ 5.47103    $ 7.32822         0
   01/01/2010 to 12/31/2010.........  $ 7.32822    $ 8.30739         0
   01/01/2011 to 12/31/2011.........  $ 8.30739    $ 7.16210         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18930    $10.50364         0
   01/01/2008 to 12/31/2008.........  $10.50364    $ 5.82357         0
   01/01/2009 to 12/31/2009.........  $ 5.82357    $ 7.52432         0
   01/01/2010 to 12/31/2010.........  $ 7.52432    $ 8.27530         0
   01/01/2011 to 12/31/2011.........  $ 8.27530    $ 7.16520         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08369    $ 9.72186         0
   01/01/2008 to 12/31/2008.........  $ 9.72186    $ 7.92991         0
   01/01/2009 to 12/31/2009.........  $ 7.92991    $ 9.58003         0
   01/01/2010 to 12/31/2010.........  $ 9.58003    $10.17927         0
   01/01/2011 to 12/31/2011.........  $10.17927    $10.10188         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08457    $10.29960         0
   01/01/2010 to 12/31/2010.........  $10.29960    $11.35152         0
   01/01/2011 to 12/31/2011.........  $11.35152    $11.31352         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14595    $10.30942         0
   01/01/2010 to 12/31/2010.........  $10.30942    $11.60801         0
   01/01/2011 to 12/31/2011.........  $11.60801    $10.81822         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18270    $10.37393         0
   01/01/2008 to 12/31/2008.........  $10.37393    $ 6.02093         0
   01/01/2009 to 12/31/2009.........  $ 6.02093    $ 8.10028         0
   01/01/2010 to 12/31/2010.........  $ 8.10028    $ 8.59495         0
   01/01/2011 to 12/31/2011.........  $ 8.59495    $ 7.73126         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09273    $ 9.58859         0
   01/01/2008 to 12/31/2008.........  $ 9.58859    $ 5.55478         0
   01/01/2009 to 12/31/2009.........  $ 5.55478    $ 6.56849         0
   01/01/2010 to 12/31/2010.........  $ 6.56849    $ 7.35911         0
   01/01/2011 to 12/31/2011.........  $ 7.35911    $ 6.98136         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00764    $10.42944         0
   01/01/2008 to 12/31/2008.........  $10.42944    $ 7.92501         0
   01/01/2009 to 12/31/2009.........  $ 7.92501    $10.56148         0
   01/01/2010 to 12/31/2010.........  $10.56148    $11.85959         0
   01/01/2011 to 12/31/2011.........  $11.85959    $12.93633         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13369    $10.85812         0
   01/01/2008 to 12/31/2008.........  $10.85812    $ 6.05687         0
   01/01/2009 to 12/31/2009.........  $ 6.05687    $ 7.78148         0
   01/01/2010 to 12/31/2010.........  $ 7.78148    $ 9.22606         0
   01/01/2011 to 12/31/2011.........  $ 9.22606    $ 9.05121         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15708    $10.46349         0
   01/01/2008 to 12/31/2008.........  $10.46349    $ 6.83847         0
   01/01/2009 to 12/31/2009.........  $ 6.83847    $ 8.90397         0
   01/01/2010 to 12/31/2010.........  $ 8.90397    $ 9.87764         0
   01/01/2011 to 12/31/2011.........  $ 9.87764    $ 9.47345         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10918    $10.79702         0
   01/01/2008 to 12/31/2008.........  $10.79702    $ 6.80925         0
   01/01/2009 to 12/31/2009.........  $ 6.80925    $ 8.38024         0
   01/01/2010 to 12/31/2010.........  $ 8.38024    $ 9.35785         0
   01/01/2011 to 12/31/2011.........  $ 9.35785    $ 9.21009         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07817    $ 9.77879         0
   01/01/2008 to 12/31/2008.........  $ 9.77879    $ 5.99070         0
   01/01/2009 to 12/31/2009.........  $ 5.99070    $ 8.23780         0
   01/01/2010 to 12/31/2010.........  $ 8.23780    $10.08157         0
   01/01/2011 to 12/31/2011.........  $10.08157    $ 9.63721         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00050    $10.15956         0
   01/01/2008 to 12/31/2008.........  $10.15956    $10.31135         0
   01/01/2009 to 12/31/2009.........  $10.31135    $10.23406         0
   01/01/2010 to 12/31/2010.........  $10.23406    $10.13528         0
   01/01/2011 to 12/31/2011.........  $10.13528    $10.03704         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10530    $10.05498         0
   01/01/2008 to 12/31/2008.........  $10.05498    $ 5.74837         0
   01/01/2009 to 12/31/2009.........  $ 5.74837    $ 8.00467         0
   01/01/2010 to 12/31/2010.........  $ 8.00467    $ 9.78262         0
   01/01/2011 to 12/31/2011.........  $ 9.78262    $ 9.44504         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15896    $10.53280         0
   01/01/2008 to 12/31/2008.........  $10.53280    $ 5.92524         0
   01/01/2009 to 12/31/2009.........  $ 5.92524    $ 7.61412         0
   01/01/2010 to 12/31/2010.........  $ 7.61412    $ 9.70048         0
   01/01/2011 to 12/31/2011.........  $ 9.70048    $ 9.76638         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05198    $11.27163         0
   01/01/2008 to 12/31/2008.........  $11.27163    $ 6.41269         0
   01/01/2009 to 12/31/2009.........  $ 6.41269    $ 7.78174         0
   01/01/2010 to 12/31/2010.........  $ 7.78174    $ 9.26605         0
   01/01/2011 to 04/29/2011.........  $ 9.26605    $10.41590         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10192    $ 5.59093         0
   01/01/2009 to 12/31/2009.........  $ 5.59093    $ 9.21740         0
   01/01/2010 to 12/31/2010.........  $ 9.21740    $11.15837         0
   01/01/2011 to 12/31/2011.........  $11.15837    $ 8.80833         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99918    $10.37452         0
   01/01/2008 to 12/31/2008.........  $10.37452    $10.38622         0
   01/01/2009 to 12/31/2009.........  $10.38622    $11.33515         0
   01/01/2010 to 12/31/2010.........  $11.33515    $11.66042         0
   01/01/2011 to 12/31/2011.........  $11.66042    $11.80444         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99055    $10.63572         0
   01/01/2008 to 12/31/2008.........  $10.63572    $10.29238         0
   01/01/2009 to 12/31/2009.........  $10.29238    $11.87444         0
   01/01/2010 to 12/31/2010.........  $11.87444    $12.66421         0
   01/01/2011 to 12/31/2011.........  $12.66421    $12.93721         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05295    $10.52485         0
   01/01/2008 to 12/31/2008.........  $10.52485    $ 8.39002         0
   01/01/2009 to 12/31/2009.........  $ 8.39002    $ 9.97136         0
   01/01/2010 to 12/31/2010.........  $ 9.97136    $10.91616         0
   01/01/2011 to 12/31/2011.........  $10.91616    $10.91559         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08387    $ 9.77734         0
   01/01/2008 to 12/31/2008.........  $ 9.77734    $ 5.93256         0
   01/01/2009 to 12/31/2009.........  $ 5.93256    $ 7.15556         0
   01/01/2010 to 12/31/2010.........  $ 7.15556    $ 8.15084         0
   01/01/2011 to 12/31/2011.........  $ 8.15084    $ 8.34914         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99918    $ 8.93982         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08262    $10.44865         0
   01/01/2008 to 12/31/2008.........  $10.44865    $ 7.22179         0
   01/01/2009 to 12/31/2009.........  $ 7.22179    $ 9.11023         0
   01/01/2010 to 12/31/2010.........  $ 9.11023    $10.08539         0
   01/01/2011 to 12/31/2011.........  $10.08539    $ 9.64793         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09728    $ 9.89974         0
   01/01/2008 to 12/31/2008.........  $ 9.89974    $ 6.37126         0
   01/01/2009 to 12/31/2009.........  $ 6.37126    $ 8.44705         0
   01/01/2010 to 12/31/2010.........  $ 8.44705    $11.40898         0
   01/01/2011 to 12/31/2011.........  $11.40898    $11.18536         0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09341    $ 9.48190         0
   01/01/2008 to 12/31/2008.........  $ 9.48190    $ 6.59820         0
   01/01/2009 to 12/31/2009.........  $ 6.59820    $ 8.29667         0
   01/01/2010 to 12/31/2010.........  $ 8.29667    $10.34967         0
   01/01/2011 to 12/31/2011.........  $10.34967    $ 9.63469         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07042    $10.23309         0
   01/01/2008 to 12/31/2008.........  $10.23309    $ 7.50318         0
   01/01/2009 to 12/31/2009.........  $ 7.50318    $ 9.22207         0
   01/01/2010 to 12/31/2010.........  $ 9.22207    $10.18373         0
   01/01/2011 to 12/31/2011.........  $10.18373    $10.28286         0

                                                                  NUMBER OF
                                                                 ACCUMULATION
                                     ACCUMULATION                   UNITS
                                     UNIT VALUE AT ACCUMULATION  OUTSTANDING
                                     BEGINNING OF  UNIT VALUE AT  AT END OF
SUB-ACCOUNTS                            PERIOD     END OF PERIOD    PERIOD
------------                         ------------- ------------- ------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........   $10.09151     $ 9.51355        0
   01/01/2008 to 12/31/2008.........   $ 9.51355     $ 5.47408        0
   01/01/2009 to 12/31/2009.........   $ 5.47408     $ 6.70961        0
   01/01/2010 to 12/31/2010.........   $ 6.70961     $ 7.52291        0
   01/01/2011 to 12/31/2011.........   $ 7.52291     $ 7.32632        0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........   $10.00761     $10.64189        0
   01/01/2008 to 12/31/2008.........   $10.64189     $10.27989        0
   01/01/2009 to 12/31/2009.........   $10.27989     $11.41118        0
   01/01/2010 to 12/31/2010.........   $11.41118     $11.94694        0
   01/01/2011 to 12/31/2011.........   $11.94694     $12.31634        0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........   $10.14599     $10.10721        0
   01/01/2008 to 12/31/2008.........   $10.10721     $ 5.94755        0
   01/01/2009 to 12/31/2009.........   $ 5.94755     $ 9.03144        0
   01/01/2010 to 12/31/2010.........   $ 9.03144     $10.35562        0
   01/01/2011 to 12/31/2011.........   $10.35562     $10.07921        0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........   $10.18095     $11.67442        0
   01/01/2008 to 12/31/2008.........   $11.67442     $ 5.78102        0
   01/01/2009 to 12/31/2009.........   $ 5.78102     $ 8.54834        0
   01/01/2010 to 12/31/2010.........   $ 8.54834     $10.19480        0
   01/01/2011 to 12/31/2011.........   $10.19480     $ 8.58803        0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........   $10.13076     $10.38882        0
   01/01/2008 to 12/31/2008.........   $10.38882     $ 5.93223        0
   01/01/2009 to 12/31/2009.........   $ 5.93223     $ 7.54334        0
   01/01/2010 to 12/31/2010.........   $ 7.54334     $ 8.56170        0
   01/01/2011 to 12/31/2011.........   $ 8.56170     $ 8.18395        0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........   $ 9.99918     $ 9.98774        0
   01/01/2008 to 12/31/2008.........   $ 9.98774     $ 9.37350        0
   01/01/2009 to 12/31/2009.........   $ 9.37350     $10.35986        0
   01/01/2010 to 12/31/2010.........   $10.35986     $11.05698        0
   01/01/2011 to 12/31/2011.........   $11.05698     $11.60696        0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........   $10.07829     $ 6.67266        0
   01/01/2009 to 12/31/2009.........   $ 6.67266     $ 8.59277        0
   01/01/2010 to 12/31/2010.........   $ 8.59277     $ 9.37875        0
   01/01/2011 to 12/31/2011.........   $ 9.37875     $ 9.13073        0


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.85%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10163     $6.97434         0
   01/01/2009 to 12/31/2009.........  $ 6.97434     $8.51531         0
   01/01/2010 to 12/31/2010.........  $ 8.51531     $9.36069         0
   01/01/2011 to 12/31/2011.........  $ 9.36069     $8.94627         0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06846     $7.03543         0
   01/01/2009 to 12/31/2009.........  $ 7.03543     $8.71729         0
   01/01/2010 to 12/31/2010.........  $ 8.71729     $9.73184         0
   01/01/2011 to 12/31/2011.........  $ 9.73184     $9.56575         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18571     $6.84139         0
   01/01/2009 to 12/31/2009.........  $ 6.84139     $7.91084         0
   01/01/2010 to 12/31/2010.........  $ 7.91084     $8.84237         0
   01/01/2011 to 12/31/2011.........  $ 8.84237     $8.99175         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08453     $7.21633         0
   01/01/2009 to 12/31/2009.........  $ 7.21633     $8.73576         0
   01/01/2010 to 12/31/2010.........  $ 8.73576     $9.63304         0
   01/01/2011 to 12/31/2011.........  $ 9.63304     $9.34303         0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99849     $9.15636         0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16813     $6.55875         0
   01/01/2009 to 12/31/2009.........  $ 6.55875     $7.61523         0
   01/01/2010 to 12/31/2010.........  $ 7.61523     $8.40695         0
   01/01/2011 to 12/31/2011.........  $ 8.40695     $8.21364         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99899    $ 9.37633            0
   01/01/2010 to 12/31/2010.........  $ 9.37633    $10.17947            0
   01/01/2011 to 12/31/2011.........  $10.17947    $10.95798            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02968    $12.16380        4,495
   01/01/2009 to 12/31/2009.........  $12.16380    $11.22005        7,358
   01/01/2010 to 12/31/2010.........  $11.22005    $12.24816       12,541
   01/01/2011 to 12/31/2011.........  $12.24816    $13.65872        3,788
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02965    $12.22101            0
   01/01/2009 to 12/31/2009.........  $12.22101    $11.07479            0
   01/01/2010 to 12/31/2010.........  $11.07479    $12.10879            0
   01/01/2011 to 12/31/2011.........  $12.10879    $13.78790            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99899    $ 8.78721            0
   01/01/2010 to 12/31/2010.........  $ 8.78721    $ 9.64926        4,181
   01/01/2011 to 12/31/2011.........  $ 9.64926    $11.24333        3,174
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99799    $11.00614            0
   01/01/2011 to 12/31/2011.........  $11.00614    $13.00000            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99849    $12.01823        5,402
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10883    $ 6.72383            0
   01/01/2009 to 12/31/2009.........  $ 6.72383    $ 8.27370            0
   01/01/2010 to 12/31/2010.........  $ 8.27370    $ 9.20972            0
   01/01/2011 to 12/31/2011.........  $ 9.20972    $ 8.82297            0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09923    $ 6.68990            0
   01/01/2009 to 12/31/2009.........  $ 6.68990    $ 8.33178            0
   01/01/2010 to 12/31/2010.........  $ 8.33178    $ 9.35347            0
   01/01/2011 to 12/31/2011.........  $ 9.35347    $ 8.96419            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08105    $ 7.33816            0
   01/01/2009 to 12/31/2009.........  $ 7.33816    $ 8.88974            0
   01/01/2010 to 12/31/2010.........  $ 8.88974    $ 9.76823            0
   01/01/2011 to 12/31/2011.........  $ 9.76823    $ 9.41669            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.27058    $ 5.85482           0
   01/01/2009 to 12/31/2009.........  $ 5.85482    $ 7.58369           0
   01/01/2010 to 12/31/2010.........  $ 7.58369    $ 9.58206           0
   01/01/2011 to 12/31/2011.........  $ 9.58206    $10.02814           0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $10.21516    $ 9.51253           0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17494    $ 6.22217           0
   01/01/2009 to 12/31/2009.........  $ 6.22217    $ 8.10434           0
   01/01/2010 to 12/31/2010.........  $ 8.10434    $10.54669           0
   01/01/2011 to 12/31/2011.........  $10.54669    $ 8.99737           0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10356    $ 7.49813           0
   01/01/2009 to 12/31/2009.........  $ 7.49813    $ 8.92458           0
   01/01/2010 to 12/31/2010.........  $ 8.92458    $ 9.92966           0
   01/01/2011 to 12/31/2011.........  $ 9.92966    $ 9.50823           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12540    $ 6.74467           0
   01/01/2009 to 12/31/2009.........  $ 6.74467    $ 8.20138           0
   01/01/2010 to 12/31/2010.........  $ 8.20138    $ 9.20873           0
   01/01/2011 to 12/31/2011.........  $ 9.20873    $ 8.90546           0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11404    $ 6.08863       1,214
   01/01/2009 to 12/31/2009.........  $ 6.08863    $ 7.53059           0
   01/01/2010 to 12/31/2010.........  $ 7.53059    $ 8.79989           0
   01/01/2011 to 12/31/2011.........  $ 8.79989    $ 8.10314           0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99850    $ 7.46726           0
   01/01/2009 to 11/13/2009.........  $ 7.46726    $ 8.33921           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17517    $ 6.10870           0
   01/01/2009 to 12/31/2009.........  $ 6.10870    $ 8.10274           0
   01/01/2010 to 12/31/2010.........  $ 8.10274    $ 9.56238           0
   01/01/2011 to 12/31/2011.........  $ 9.56238    $ 8.91569           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15021    $ 6.19341           0
   01/01/2009 to 12/31/2009.........  $ 6.19341    $ 9.08459           0
   01/01/2010 to 12/31/2010.........  $ 9.08459    $ 9.83696           0
   01/01/2011 to 12/31/2011.........  $ 9.83696    $ 9.27603           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20081    $ 6.47825         0
   01/01/2009 to 12/31/2009.........  $ 6.47825    $ 7.58091         0
   01/01/2010 to 12/31/2010.........  $ 7.58091    $ 8.40207         0
   01/01/2011 to 12/31/2011.........  $ 8.40207    $ 7.79419         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12061    $ 5.92914         0
   01/01/2009 to 12/31/2009.........  $ 5.92914    $ 9.14490         0
   01/01/2010 to 12/31/2010.........  $ 9.14490    $10.75861         0
   01/01/2011 to 12/31/2011.........  $10.75861    $10.24865         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03338    $ 7.63352         0
   01/01/2009 to 12/31/2009.........  $ 7.63352    $ 9.50683         0
   01/01/2010 to 12/31/2010.........  $ 9.50683    $11.83244         0
   01/01/2011 to 12/31/2011.........  $11.83244    $11.76884         0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01222    $ 7.25173         0
   01/01/2009 to 12/31/2009.........  $ 7.25173    $ 9.65130         0
   01/01/2010 to 12/31/2010.........  $ 9.65130    $10.75502         0
   01/01/2011 to 12/31/2011.........  $10.75502    $10.89476         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11174    $ 7.13151         0
   01/01/2009 to 12/31/2009.........  $ 7.13151    $ 8.86891         0
   01/01/2010 to 12/31/2010.........  $ 8.86891    $ 9.91080         0
   01/01/2011 to 12/31/2011.........  $ 9.91080    $ 9.67537         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08923    $ 7.60692         0
   01/01/2009 to 12/31/2009.........  $ 7.60692    $ 9.21493         0
   01/01/2010 to 12/31/2010.........  $ 9.21493    $10.09672         0
   01/01/2011 to 12/31/2011.........  $10.09672    $ 9.86313         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08038    $ 5.18571         0
   01/01/2009 to 12/31/2009.........  $ 5.18571    $ 6.88807         0
   01/01/2010 to 12/31/2010.........  $ 6.88807    $ 7.74327         0
   01/01/2011 to 12/31/2011.........  $ 7.74327    $ 6.62011         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06690    $ 5.85605         0
   01/01/2009 to 12/31/2009.........  $ 5.85605    $ 7.50309         0
   01/01/2010 to 12/31/2010.........  $ 7.50309    $ 8.18309         0
   01/01/2011 to 12/31/2011.........  $ 8.18309    $ 7.02614         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO1
   05/01/2008* to 12/31/2008........  $10.13117    $ 7.75979       1,032
   01/01/2009 to 12/31/2009.........  $ 7.75979    $ 9.29623       1,021
   01/01/2010 to 12/31/2010.........  $ 9.29623    $ 9.79517           0
   01/01/2011 to 12/31/2011.........  $ 9.79517    $ 9.63974           0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08388    $10.28829           0
   01/01/2010 to 12/31/2010.........  $10.28829    $11.24435           0
   01/01/2011 to 12/31/2011.........  $11.24435    $11.11324           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14526    $10.29807           0
   01/01/2010 to 12/31/2010.........  $10.29807    $11.49851           0
   01/01/2011 to 12/31/2011.........  $11.49851    $10.62668           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06984    $ 5.94632           0
   01/01/2009 to 12/31/2009.........  $ 5.94632    $ 7.93296           0
   01/01/2010 to 12/31/2010.........  $ 7.93296    $ 8.34711           0
   01/01/2011 to 12/31/2011.........  $ 8.34711    $ 7.44556           0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17937    $ 6.09777           0
   01/01/2009 to 12/31/2009.........  $ 6.09777    $ 7.15034           0
   01/01/2010 to 12/31/2010.........  $ 7.15034    $ 7.94417           0
   01/01/2011 to 12/31/2011.........  $ 7.94417    $ 7.47346           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01668    $ 7.54848           0
   01/01/2009 to 12/31/2009.........  $ 7.54848    $ 9.97573           0
   01/01/2010 to 12/31/2010.........  $ 9.97573    $11.10818           0
   01/01/2011 to 12/31/2011.........  $11.10818    $12.01574           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10608    $ 6.05242           0
   01/01/2009 to 12/31/2009.........  $ 6.05242    $ 7.71076           0
   01/01/2010 to 12/31/2010.........  $ 7.71076    $ 9.06593           0
   01/01/2011 to 12/31/2011.........  $ 9.06593    $ 8.81999           0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11881    $ 6.71476           0
   01/01/2009 to 12/31/2009.........  $ 6.71476    $ 8.66979           0
   01/01/2010 to 12/31/2010.........  $ 8.66979    $ 9.53764           0
   01/01/2011 to 12/31/2011.........  $ 9.53764    $ 9.07111           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.13424    $ 6.56429           0
   01/01/2009 to 12/31/2009.........  $ 6.56429    $ 8.01120           0
   01/01/2010 to 12/31/2010.........  $ 8.01120    $ 8.87113           0
   01/01/2011 to 12/31/2011.........  $ 8.87113    $ 8.65826           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18391    $ 6.17834           0
   01/01/2009 to 12/31/2009.........  $ 6.17834    $ 8.42474           0
   01/01/2010 to 12/31/2010.........  $ 8.42474    $10.22431           0
   01/01/2011 to 12/31/2011.........  $10.22431    $ 9.69214           0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.00016    $10.01676       9,489
   01/01/2009 to 12/31/2009.........  $10.01676    $ 9.85885       7,675
   01/01/2010 to 12/31/2010.........  $ 9.85885    $ 9.68198       4,541
   01/01/2011 to 12/31/2011.........  $ 9.68198    $ 9.50821       8,548
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.07330    $ 5.92091           0
   01/01/2009 to 12/31/2009.........  $ 5.92091    $ 8.17592           0
   01/01/2010 to 12/31/2010.........  $ 8.17592    $ 9.90855           0
   01/01/2011 to 12/31/2011.........  $ 9.90855    $ 9.48683           0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02840    $10.06776           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10239    $ 6.18965           0
   01/01/2009 to 12/31/2009.........  $ 6.18965    $ 7.88747           0
   01/01/2010 to 12/31/2010.........  $ 7.88747    $ 9.96480           0
   01/01/2011 to 12/31/2011.........  $ 9.96480    $ 9.94889           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19804    $ 6.35789           0
   01/01/2009 to 12/31/2009.........  $ 6.35789    $ 7.65070           0
   01/01/2010 to 12/31/2010.........  $ 7.65070    $ 9.03398           0
   01/01/2011 to 04/29/2011.........  $ 9.03398    $10.12735           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10124    $ 5.56959           0
   01/01/2009 to 12/31/2009.........  $ 5.56959    $ 9.10550           0
   01/01/2010 to 12/31/2010.........  $ 9.10550    $10.93082         721
   01/01/2011 to 12/31/2011.........  $10.93082    $ 8.55660           0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.99950    $ 9.75613           0
   01/01/2009 to 12/31/2009.........  $ 9.75613    $10.55860           0
   01/01/2010 to 12/31/2010.........  $10.55860    $10.77071           0
   01/01/2011 to 12/31/2011.........  $10.77071    $10.81289           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02358    $ 9.37569         0
   01/01/2009 to 12/31/2009.........  $ 9.37569    $10.72646         0
   01/01/2010 to 12/31/2010.........  $10.72646    $11.34411         0
   01/01/2011 to 12/31/2011.........  $11.34411    $11.49209         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05933    $ 8.00066         0
   01/01/2009 to 12/31/2009.........  $ 8.00066    $ 9.42913         0
   01/01/2010 to 12/31/2010.........  $ 9.42913    $10.23631         0
   01/01/2011 to 12/31/2011.........  $10.23631    $10.15048         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01841    $10.06767         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99849    $ 8.88965         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08669    $ 7.08517         0
   01/01/2009 to 12/31/2009.........  $ 7.08517    $ 8.86334         0
   01/01/2010 to 12/31/2010.........  $ 8.86334    $ 9.73007         0
   01/01/2011 to 12/31/2011.........  $ 9.73007    $ 9.23030         0
AST SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.06879    $ 7.55512         0
   01/01/2009 to 12/31/2009.........  $ 7.55512    $ 9.42045         0
   01/01/2010 to 12/31/2010.........  $ 9.42045    $11.65332         0
   01/01/2011 to 12/31/2011.........  $11.65332    $10.75786         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09538    $ 7.44707         0
   01/01/2009 to 12/31/2009.........  $ 7.44707    $ 9.07651         0
   01/01/2010 to 12/31/2010.........  $ 9.07651    $ 9.93939         0
   01/01/2011 to 12/31/2011.........  $ 9.93939    $ 9.95250         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17686    $ 6.09430         0
   01/01/2009 to 12/31/2009.........  $ 6.09430    $ 7.40731         0
   01/01/2010 to 12/31/2010.........  $ 7.40731    $ 8.23578         0
   01/01/2011 to 12/31/2011.........  $ 8.23578    $ 7.95365         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.96092    $ 9.19113           0
   01/01/2009 to 12/31/2009.........  $ 9.19113    $10.11731           0
   01/01/2010 to 12/31/2010.........  $10.11731    $10.50380           0
   01/01/2011 to 12/31/2011.........  $10.50380    $10.73826           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17984    $ 6.21461           0
   01/01/2009 to 12/31/2009.........  $ 6.21461    $ 9.35809           0
   01/01/2010 to 12/31/2010.........  $ 9.35809    $10.64054           0
   01/01/2011 to 12/31/2011.........  $10.64054    $10.27016           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.86542    $ 4.67759           0
   01/01/2009 to 12/31/2009.........  $ 4.67759    $ 6.85892           0
   01/01/2010 to 12/31/2010.........  $ 6.85892    $ 8.11160           0
   01/01/2011 to 12/31/2011.........  $ 8.11160    $ 6.77612           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12662    $ 6.08294           0
   01/01/2009 to 12/31/2009.........  $ 6.08294    $ 7.67028           0
   01/01/2010 to 12/31/2010.........  $ 7.67028    $ 8.63306           0
   01/01/2011 to 12/31/2011.........  $ 8.63306    $ 8.18338           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.00920    $ 9.08154           0
   01/01/2009 to 12/31/2009.........  $ 9.08154    $ 9.95339           0
   01/01/2010 to 12/31/2010.........  $ 9.95339    $10.53441           0
   01/01/2011 to 12/31/2011.........  $10.53441    $10.96619           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07806    $ 6.63510       8,338
   01/01/2009 to 12/31/2009.........  $ 6.63510    $ 8.47299       6,541
   01/01/2010 to 12/31/2010.........  $ 8.47299    $ 9.17078       2,549
   01/01/2011 to 12/31/2011.........  $ 9.17078    $ 8.85376       2,655
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08894    $ 7.66221           0
   01/01/2009 to 12/31/2009.........  $ 7.66221    $ 9.14524           0
   01/01/2010 to 12/31/2010.........  $ 9.14524    $10.53788           0
   01/01/2011 to 12/31/2011.........  $10.53788    $11.06533           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26795    $ 7.03392           0
   01/01/2009 to 12/31/2009.........  $ 7.03392    $ 9.03342           0
   01/01/2010 to 12/31/2010.........  $ 9.03342    $10.76619           0
   01/01/2011 to 12/31/2011.........  $10.76619    $11.15196           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38565    $ 5.26565         0
   01/01/2009 to 12/31/2009.........  $ 5.26565    $ 5.94594         0
   01/01/2010 to 12/31/2010.........  $ 5.94594    $ 6.47589         0
   01/01/2011 to 12/31/2011.........  $ 6.47589    $ 5.47881         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15187    $ 8.32611         0
   01/01/2009 to 12/31/2009.........  $ 8.32611    $ 9.77331         0
   01/01/2010 to 12/31/2010.........  $ 9.77331    $ 9.86852         0
   01/01/2011 to 12/31/2011.........  $ 9.86852    $10.66914         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16538    $ 6.08946         0
   01/01/2009 to 12/31/2009.........  $ 6.08946    $ 7.41951         0
   01/01/2010 to 12/31/2010.........  $ 7.41951    $ 9.01467         0
   01/01/2011 to 12/31/2011.........  $ 9.01467    $ 8.69300         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11061    $ 6.70828         0
   01/01/2009 to 12/31/2009.........  $ 6.70828    $ 8.54469         0
   01/01/2010 to 12/31/2010.........  $ 8.54469    $ 9.49532         0
   01/01/2011 to 12/31/2011.........  $ 9.49532    $ 9.61467         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24139    $ 6.26405         0
   01/01/2009 to 12/31/2009.........  $ 6.26405    $ 7.34729         0
   01/01/2010 to 12/31/2010.........  $ 7.34729    $ 8.14379         0
   01/01/2011 to 12/31/2011.........  $ 8.14379    $ 7.89362         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07238    $ 6.19211         0
   01/01/2009 to 12/31/2009.........  $ 6.19211    $ 8.40894         0
   01/01/2010 to 12/31/2010.........  $ 8.40894    $10.60215         0
   01/01/2011 to 12/31/2011.........  $10.60215    $10.10842         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18836    $ 6.45628         0
   01/01/2009 to 12/31/2009.........  $ 6.45628    $ 8.29575         0
   01/01/2010 to 12/31/2010.........  $ 8.29575    $ 9.81056         0
   01/01/2011 to 12/31/2011.........  $ 9.81056    $ 9.25438         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25886    $ 5.51137         0
   01/01/2009 to 12/31/2009.........  $ 5.51137    $ 6.92070         0
   01/01/2010 to 12/31/2010.........  $ 6.92070    $ 8.47271         0
   01/01/2011 to 12/31/2011.........  $ 8.47271    $ 8.71397         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11351    $ 6.80139         0
   01/01/2009 to 12/31/2009.........  $ 6.80139    $ 8.42525         0
   01/01/2010 to 12/31/2010.........  $ 8.42525    $10.39993         0
   01/01/2011 to 12/31/2011.........  $10.39993    $10.34192         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22851    $ 7.17028         0
   01/01/2009 to 12/31/2009.........  $ 7.17028    $ 8.47617         0
   01/01/2010 to 12/31/2010.........  $ 8.47617    $10.16152         0
   01/01/2011 to 12/31/2011.........  $10.16152    $ 9.56771         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27808    $ 7.25976         0
   01/01/2009 to 12/31/2009.........  $ 7.25976    $ 7.64946         0
   01/01/2010 to 12/31/2010.........  $ 7.64946    $ 8.68842         0
   01/01/2011 to 12/31/2011.........  $ 8.68842    $ 8.69004         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09853    $ 7.20642         0
   01/01/2009 to 12/31/2009.........  $ 7.20642    $ 7.83486         0
   01/01/2010 to 12/31/2010.........  $ 7.83486    $ 8.15010         0
   01/01/2011 to 12/31/2011.........  $ 8.15010    $ 9.40326         0


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                   HIGHEST DAILY VALUE DEATH BENEFIT (2.00%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09551     $6.96330       21,165
   01/01/2009 to 12/31/2009.........  $ 6.96330     $8.48932       29,611
   01/01/2010 to 12/31/2010.........  $ 8.48932     $9.31844       30,273
   01/01/2011 to 12/31/2011.........  $ 9.31844     $8.89288       23,460
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32163     $7.20529        2,651
   01/01/2009 to 12/31/2009.........  $ 7.20529     $8.91466        3,289
   01/01/2010 to 12/31/2010.........  $ 8.91466     $9.93758        3,363
   01/01/2011 to 12/31/2011.........  $ 9.93758     $9.75359        2,669
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.10124     $6.10700            0
   01/01/2009 to 12/31/2009.........  $ 6.10700     $7.05119            0
   01/01/2010 to 12/31/2010.........  $ 7.05119     $7.86990            0
   01/01/2011 to 12/31/2011.........  $ 7.86990     $7.99111            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19781     $7.29038       79,410
   01/01/2009 to 12/31/2009.........  $ 7.29038     $8.81240      113,007
   01/01/2010 to 12/31/2010.........  $ 8.81240     $9.70328      123,978
   01/01/2011 to 12/31/2011.........  $ 9.70328     $9.39739       86,899
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99837     $9.14728            0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34863     $6.02426            0
   01/01/2009 to 12/31/2009.........  $ 6.02426     $6.98434            0
   01/01/2010 to 12/31/2010.........  $ 6.98434     $7.69919            0
   01/01/2011 to 12/31/2011.........  $ 7.69919     $7.51114            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99891    $ 9.36236            0
   01/01/2010 to 12/31/2010.........  $ 9.36236    $10.14931            0
   01/01/2011 to 12/31/2011.........  $10.14931    $10.90959            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02964    $12.15196        5,044
   01/01/2009 to 12/31/2009.........  $12.15196    $11.19256          284
   01/01/2010 to 12/31/2010.........  $11.19256    $12.20028            0
   01/01/2011 to 12/31/2011.........  $12.20028    $13.58541            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02961    $12.20922            0
   01/01/2009 to 12/31/2009.........  $12.20922    $11.04775       19,466
   01/01/2010 to 12/31/2010.........  $11.04775    $12.06135       19,372
   01/01/2011 to 12/31/2011.........  $12.06135    $13.71364       19,372
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99891    $ 8.77422            0
   01/01/2010 to 12/31/2010.........  $ 8.77422    $ 9.62088       25,179
   01/01/2011 to 12/31/2011.........  $ 9.62088    $11.19386          135
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99783    $10.98990        2,878
   01/01/2011 to 12/31/2011.........  $10.98990    $12.96164       13,177
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99837    $12.00054        4,551
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98738    $ 6.63661       42,778
   01/01/2009 to 12/31/2009.........  $ 6.63661    $ 8.15440        6,851
   01/01/2010 to 12/31/2010.........  $ 8.15440    $ 9.06354        7,431
   01/01/2011 to 12/31/2011.........  $ 9.06354    $ 8.67023       22,797
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09919    $ 6.68338            0
   01/01/2009 to 12/31/2009.........  $ 6.68338    $ 8.31141            0
   01/01/2010 to 12/31/2010.........  $ 8.31141    $ 9.31690            0
   01/01/2011 to 12/31/2011.........  $ 9.31690    $ 8.91610            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08101    $ 7.33097       28,762
   01/01/2009 to 12/31/2009.........  $ 7.33097    $ 8.86793       29,625
   01/01/2010 to 12/31/2010.........  $ 8.86793    $ 9.72995       29,810
   01/01/2011 to 12/31/2011.........  $ 9.72995    $ 9.36585       29,036

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.45886    $ 5.95633            0
   01/01/2009 to 12/31/2009.........  $ 5.95633    $ 7.70368            0
   01/01/2010 to 12/31/2010.........  $ 7.70368    $ 9.71947            0
   01/01/2011 to 12/31/2011.........  $ 9.71947    $10.15692            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.66823    $ 8.06950            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15217    $ 5.59124            0
   01/01/2009 to 12/31/2009.........  $ 5.59124    $ 7.27185            0
   01/01/2010 to 12/31/2010.........  $ 7.27185    $ 9.44933            0
   01/01/2011 to 12/31/2011.........  $ 9.44933    $ 8.04934            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10352    $ 7.49086            0
   01/01/2009 to 12/31/2009.........  $ 7.49086    $ 8.90284            0
   01/01/2010 to 12/31/2010.........  $ 8.90284    $ 9.89103            0
   01/01/2011 to 12/31/2011.........  $ 9.89103    $ 9.45734            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05081    $ 6.68856        6,445
   01/01/2009 to 12/31/2009.........  $ 6.68856    $ 8.12119       12,852
   01/01/2010 to 12/31/2010.........  $ 8.12119    $ 9.10528        7,395
   01/01/2011 to 12/31/2011.........  $ 9.10528    $ 8.79235        6,290
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19689    $ 6.13261        8,118
   01/01/2009 to 12/31/2009.........  $ 6.13261    $ 7.57385       33,561
   01/01/2010 to 12/31/2010.........  $ 7.57385    $ 8.83745       41,788
   01/01/2011 to 12/31/2011.........  $ 8.83745    $ 8.12580       19,244
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99838    $ 7.46229          447
   01/01/2009 to 11/13/2009.........  $ 7.46229    $ 8.32307            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17506    $ 6.10465            0
   01/01/2009 to 12/31/2009.........  $ 6.10465    $ 8.08534            0
   01/01/2010 to 12/31/2010.........  $ 8.08534    $ 9.52771            0
   01/01/2011 to 12/31/2011.........  $ 9.52771    $ 8.87015            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98704    $ 6.08795            0
   01/01/2009 to 12/31/2009.........  $ 6.08795    $ 8.91680            0
   01/01/2010 to 12/31/2010.........  $ 8.91680    $ 9.64107            0
   01/01/2011 to 12/31/2011.........  $ 9.64107    $ 9.07796            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34177    $ 5.92701       2,881
   01/01/2009 to 12/31/2009.........  $ 5.92701    $ 6.92560           0
   01/01/2010 to 12/31/2010.........  $ 6.92560    $ 7.66452           0
   01/01/2011 to 12/31/2011.........  $ 7.66452    $ 7.09949           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32662    $ 6.04394           0
   01/01/2009 to 12/31/2009.........  $ 6.04394    $ 9.30832         341
   01/01/2010 to 12/31/2010.........  $ 9.30832    $10.93481         357
   01/01/2011 to 12/31/2011.........  $10.93481    $10.40118         357
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03326    $ 7.62849           0
   01/01/2009 to 12/31/2009.........  $ 7.62849    $ 9.48655           0
   01/01/2010 to 12/31/2010.........  $ 9.48655    $11.78990           0
   01/01/2011 to 12/31/2011.........  $11.78990    $11.70926           0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.60380    $ 7.67272           0
   01/01/2009 to 12/31/2009.........  $ 7.67272    $10.19632           0
   01/01/2010 to 12/31/2010.........  $10.19632    $11.34562           0
   01/01/2011 to 12/31/2011.........  $11.34562    $11.47618           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11170    $ 7.12451           0
   01/01/2009 to 12/31/2009.........  $ 7.12451    $ 8.84721           0
   01/01/2010 to 12/31/2010.........  $ 8.84721    $ 9.87201           0
   01/01/2011 to 12/31/2011.........  $ 9.87201    $ 9.62331           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08919    $ 7.59959       4,254
   01/01/2009 to 12/31/2009.........  $ 7.59959    $ 9.19243       5,320
   01/01/2010 to 12/31/2010.........  $ 9.19243    $10.05726       5,286
   01/01/2011 to 12/31/2011.........  $10.05726    $ 9.81014       4,057
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.49604    $ 5.39424       1,348
   01/01/2009 to 12/31/2009.........  $ 5.39424    $ 7.15452           0
   01/01/2010 to 12/31/2010.........  $ 7.15452    $ 8.03101           0
   01/01/2011 to 12/31/2011.........  $ 8.03101    $ 6.85583           0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.87987    $ 5.74172       1,274
   01/01/2009 to 12/31/2009.........  $ 5.74172    $ 7.34575           0
   01/01/2010 to 12/31/2010.........  $ 7.34575    $ 7.99967           0
   01/01/2011 to 12/31/2011.........  $ 7.99967    $ 6.85845           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02949    $10.76729       61,513
   01/01/2009 to 12/31/2009.........  $10.76729    $11.74908       15,314
   01/01/2010 to 12/31/2010.........  $11.74908    $12.76362        1,040
   01/01/2011 to 12/31/2011.........  $12.76362    $14.07075       43,576
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.21811    $ 7.81882        2,069
   01/01/2009 to 12/31/2009.........  $ 7.81882    $ 9.35320        3,349
   01/01/2010 to 12/31/2010.........  $ 9.35320    $ 9.84066        3,622
   01/01/2011 to 12/31/2011.........  $ 9.84066    $ 9.67022        2,090
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08376    $10.28629            0
   01/01/2010 to 12/31/2010.........  $10.28629    $11.22561            0
   01/01/2011 to 12/31/2011.........  $11.22561    $11.07842            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14514    $10.29611            0
   01/01/2010 to 12/31/2010.........  $10.29611    $11.47933            0
   01/01/2011 to 12/31/2011.........  $11.47933    $10.59336            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06285    $ 5.93648        2,858
   01/01/2009 to 12/31/2009.........  $ 5.93648    $ 7.90824        2,426
   01/01/2010 to 12/31/2010.........  $ 7.90824    $ 8.30893        2,731
   01/01/2011 to 12/31/2011.........  $ 8.30893    $ 7.40062        2,731
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15168    $ 5.47685            0
   01/01/2009 to 12/31/2009.........  $ 5.47685    $ 6.41273            0
   01/01/2010 to 12/31/2010.........  $ 6.41273    $ 7.11421            0
   01/01/2011 to 12/31/2011.........  $ 7.11421    $ 6.68293            0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37930    $ 7.81406            0
   01/01/2009 to 12/31/2009.........  $ 7.81406    $10.31155            0
   01/01/2010 to 12/31/2010.........  $10.31155    $11.46522            0
   01/01/2011 to 12/31/2011.........  $11.46522    $12.38372            0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98124    $ 5.97186            0
   01/01/2009 to 12/31/2009.........  $ 5.97186    $ 7.59687        2,099
   01/01/2010 to 12/31/2010.........  $ 7.59687    $ 8.91884        2,262
   01/01/2011 to 12/31/2011.........  $ 8.91884    $ 8.66411        2,262

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17077    $ 6.74262           0
   01/01/2009 to 12/31/2009.........  $ 6.74262    $ 8.69300           0
   01/01/2010 to 12/31/2010.........  $ 8.69300    $ 9.54906           0
   01/01/2011 to 12/31/2011.........  $ 9.54906    $ 9.06853           0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37511    $ 6.71375           0
   01/01/2009 to 12/31/2009.........  $ 6.71375    $ 8.18166           0
   01/01/2010 to 12/31/2010.........  $ 8.18166    $ 9.04647           0
   01/01/2011 to 12/31/2011.........  $ 9.04647    $ 8.81632           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74562    $ 5.90672           0
   01/01/2009 to 12/31/2009.........  $ 5.90672    $ 8.04258         788
   01/01/2010 to 12/31/2010.........  $ 8.04258    $ 9.74614         813
   01/01/2011 to 12/31/2011.........  $ 9.74614    $ 9.22525         813
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15985    $10.16688       4,229
   01/01/2009 to 12/31/2009.........  $10.16688    $ 9.99180           1
   01/01/2010 to 12/31/2010.........  $ 9.99180    $ 9.79807           1
   01/01/2011 to 12/31/2011.........  $ 9.79807    $ 9.60811           1
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.65192    $ 5.66775           0
   01/01/2009 to 12/31/2009.........  $ 5.66775    $ 7.81493           0
   01/01/2010 to 12/31/2010.........  $ 7.81493    $ 9.45711           0
   01/01/2011 to 12/31/2011.........  $ 9.45711    $ 9.04138           0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02828    $10.06521           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.54437    $ 5.84206           0
   01/01/2009 to 12/31/2009.........  $ 5.84206    $ 7.43344           0
   01/01/2010 to 12/31/2010.........  $ 7.43344    $ 9.37744           0
   01/01/2011 to 12/31/2011.........  $ 9.37744    $ 9.34868           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15161    $ 6.32280           0
   01/01/2009 to 12/31/2009.........  $ 6.32280    $ 7.59732           0
   01/01/2010 to 12/31/2010.........  $ 7.59732    $ 8.95779           0
   01/01/2011 to 04/29/2011.........  $ 8.95779    $10.03712           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10112    $ 5.56589            0
   01/01/2009 to 12/31/2009.........  $ 5.56589    $ 9.08604            0
   01/01/2010 to 12/31/2010.........  $ 9.08604    $10.89161            0
   01/01/2011 to 12/31/2011.........  $10.89161    $ 8.51341            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.50651    $10.24080            0
   01/01/2009 to 12/31/2009.........  $10.24080    $11.06679            0
   01/01/2010 to 12/31/2010.........  $11.06679    $11.27238            0
   01/01/2011 to 12/31/2011.........  $11.27238    $11.29986            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.86023    $10.14838        2,807
   01/01/2009 to 12/31/2009.........  $10.14838    $11.59335       21,614
   01/01/2010 to 12/31/2010.........  $11.59335    $12.24288       20,728
   01/01/2011 to 12/31/2011.........  $12.24288    $12.38430       20,728
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.41138    $ 8.27260       43,668
   01/01/2009 to 12/31/2009.........  $ 8.27260    $ 9.73531       43,451
   01/01/2010 to 12/31/2010.........  $ 9.73531    $10.55321       21,482
   01/01/2011 to 12/31/2011.........  $10.55321    $10.44937       28,626
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01829    $10.06512            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.29071    $ 5.84939            0
   01/01/2009 to 12/31/2009.........  $ 5.84939    $ 6.98586            0
   01/01/2010 to 12/31/2010.........  $ 6.98586    $ 7.87945            0
   01/01/2011 to 12/31/2011.........  $ 7.87945    $ 7.99204            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99837    $ 8.88085            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14713    $ 7.12072        5,321
   01/01/2009 to 12/31/2009.........  $ 7.12072    $ 8.89454        7,095
   01/01/2010 to 12/31/2010.........  $ 8.89454    $ 9.75005        7,148
   01/01/2011 to 12/31/2011.........  $ 9.75005    $ 9.23576        5,301
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.46336    $ 6.28194            0
   01/01/2009 to 12/31/2009.........  $ 6.28194    $ 8.24680            0
   01/01/2010 to 12/31/2010.........  $ 8.24680    $11.02938            0
   01/01/2011 to 12/31/2011.........  $11.02938    $10.70717            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34639    $ 6.50560        1,503
   01/01/2009 to 12/31/2009.........  $ 6.50560    $ 8.09990            0
   01/01/2010 to 12/31/2010.........  $ 8.09990    $10.00506            0
   01/01/2011 to 12/31/2011.........  $10.00506    $ 9.22265            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.03863    $ 7.39806       27,037
   01/01/2009 to 12/31/2009.........  $ 7.39806    $ 9.00350       31,614
   01/01/2010 to 12/31/2010.........  $ 9.00350    $ 9.84496       28,629
   01/01/2011 to 12/31/2011.........  $ 9.84496    $ 9.84336       26,239
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.02155    $ 5.39723            0
   01/01/2009 to 12/31/2009.........  $ 5.39723    $ 6.55037        3,892
   01/01/2010 to 12/31/2010.........  $ 6.55037    $ 7.27236        4,259
   01/01/2011 to 12/31/2011.........  $ 7.27236    $ 7.01293        4,259
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.99567    $10.13609            0
   01/01/2009 to 12/31/2009.........  $10.13609    $11.14105            0
   01/01/2010 to 12/31/2010.........  $11.14105    $11.54964            0
   01/01/2011 to 12/31/2011.........  $11.54964    $11.79014            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.61495    $ 5.86411            0
   01/01/2009 to 12/31/2009.........  $ 5.86411    $ 8.81748            0
   01/01/2010 to 12/31/2010.........  $ 8.81748    $10.01116            0
   01/01/2011 to 12/31/2011.........  $10.01116    $ 9.64854            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.03339    $ 5.69990            0
   01/01/2009 to 12/31/2009.........  $ 5.69990    $ 8.34555            0
   01/01/2010 to 12/31/2010.........  $ 8.34555    $ 9.85534            0
   01/01/2011 to 12/31/2011.........  $ 9.85534    $ 8.22064            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74663    $ 5.84907            0
   01/01/2009 to 12/31/2009.........  $ 5.84907    $ 7.36456            0
   01/01/2010 to 12/31/2010.........  $ 7.36456    $ 8.27666            0
   01/01/2011 to 12/31/2011.........  $ 8.27666    $ 7.83397            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22718    $ 9.27028            0
   01/01/2009 to 12/31/2009.........  $ 9.27028    $10.14521            0
   01/01/2010 to 12/31/2010.........  $10.14521    $10.72156            0
   01/01/2011 to 12/31/2011.........  $10.72156    $11.14467            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07802    $ 6.62866       4,343
   01/01/2009 to 12/31/2009.........  $ 6.62866    $ 8.45227       5,708
   01/01/2010 to 12/31/2010.........  $ 8.45227    $ 9.13481       5,179
   01/01/2011 to 12/31/2011.........  $ 9.13481    $ 8.80608       4,303
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08890    $ 7.65473           0
   01/01/2009 to 12/31/2009.........  $ 7.65473    $ 9.12280           0
   01/01/2010 to 12/31/2010.........  $ 9.12280    $10.49642           0
   01/01/2011 to 12/31/2011.........  $10.49642    $11.00544           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26792    $ 7.02704           0
   01/01/2009 to 12/31/2009.........  $ 7.02704    $ 9.01120           0
   01/01/2010 to 12/31/2010.........  $ 9.01120    $10.72399           0
   01/01/2011 to 12/31/2011.........  $10.72399    $11.09200           0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38561    $ 5.26039           0
   01/01/2009 to 12/31/2009.........  $ 5.26039    $ 5.93110           0
   01/01/2010 to 12/31/2010.........  $ 5.93110    $ 6.45020           0
   01/01/2011 to 12/31/2011.........  $ 6.45020    $ 5.44902           0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15183    $ 8.31794           0
   01/01/2009 to 12/31/2009.........  $ 8.31794    $ 9.74937           0
   01/01/2010 to 12/31/2010.........  $ 9.74937    $ 9.82982           0
   01/01/2011 to 12/31/2011.........  $ 9.82982    $10.61165           0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16534    $ 6.08347           0
   01/01/2009 to 12/31/2009.........  $ 6.08347    $ 7.40125           0
   01/01/2010 to 12/31/2010.........  $ 7.40125    $ 8.97917           0
   01/01/2011 to 12/31/2011.........  $ 8.97917    $ 8.64600           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11057    $ 6.70173           0
   01/01/2009 to 12/31/2009.........  $ 6.70173    $ 8.52372           0
   01/01/2010 to 12/31/2010.........  $ 8.52372    $ 9.45813           0
   01/01/2011 to 12/31/2011.........  $ 9.45813    $ 9.56292           0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24135    $ 6.25788           0
   01/01/2009 to 12/31/2009.........  $ 6.25788    $ 7.32913           0
   01/01/2010 to 12/31/2010.........  $ 7.32913    $ 8.11173           0
   01/01/2011 to 12/31/2011.........  $ 8.11173    $ 7.85101           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07235    $ 6.18606         0
   01/01/2009 to 12/31/2009.........  $ 6.18606    $ 8.38835         0
   01/01/2010 to 12/31/2010.........  $ 8.38835    $10.56068         0
   01/01/2011 to 12/31/2011.........  $10.56068    $10.05406         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18832    $ 6.44991         0
   01/01/2009 to 12/31/2009.........  $ 6.44991    $ 8.27544         0
   01/01/2010 to 12/31/2010.........  $ 8.27544    $ 9.77229         0
   01/01/2011 to 12/31/2011.........  $ 9.77229    $ 9.20467         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25882    $ 5.50598         0
   01/01/2009 to 12/31/2009.........  $ 5.50598    $ 6.90377         0
   01/01/2010 to 12/31/2010.........  $ 6.90377    $ 8.43954         0
   01/01/2011 to 12/31/2011.........  $ 8.43954    $ 8.66713         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11347    $ 6.79467         0
   01/01/2009 to 12/31/2009.........  $ 6.79467    $ 8.40444         0
   01/01/2010 to 12/31/2010.........  $ 8.40444    $10.35917         0
   01/01/2011 to 12/31/2011.........  $10.35917    $10.28616         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22847    $ 7.16333         0
   01/01/2009 to 12/31/2009.........  $ 7.16333    $ 8.45551         0
   01/01/2010 to 12/31/2010.........  $ 8.45551    $10.12176         0
   01/01/2011 to 12/31/2011.........  $10.12176    $ 9.51626         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27804    $ 7.25266         0
   01/01/2009 to 12/31/2009.........  $ 7.25266    $ 7.63063         0
   01/01/2010 to 12/31/2010.........  $ 7.63063    $ 8.65440         0
   01/01/2011 to 12/31/2011.........  $ 8.65440    $ 8.64325         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09850    $ 7.19946         0
   01/01/2009 to 12/31/2009.........  $ 7.19946    $ 7.81582         0
   01/01/2010 to 12/31/2010.........  $ 7.81582    $ 8.11830         0
   01/01/2011 to 12/31/2011.........  $ 8.11830    $ 9.35282         0


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (2.10%) OR
                      TRUEACCUMULATION HD 60 BPS (2.10%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09271    $10.41494      157,484
   01/01/2008 to 12/31/2008.........  $10.41494    $ 6.95362      108,570
   01/01/2009 to 12/31/2009.........  $ 6.95362    $ 8.46930      115,425
   01/01/2010 to 12/31/2010.........  $ 8.46930    $ 9.28739      114,042
   01/01/2011 to 12/31/2011.........  $ 9.28739    $ 8.85448       93,713
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11436    $10.46569       10,815
   01/01/2008 to 12/31/2008.........  $10.46569    $ 7.19518       13,917
   01/01/2009 to 12/31/2009.........  $ 7.19518    $ 8.89332       17,693
   01/01/2010 to 12/31/2010.........  $ 8.89332    $ 9.90406       17,295
   01/01/2011 to 12/31/2011.........  $ 9.90406    $ 9.71130       18,144
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06578    $ 9.54208            0
   01/01/2008 to 12/31/2008.........  $ 9.54208    $ 6.09835            0
   01/01/2009 to 12/31/2009.........  $ 6.09835    $ 7.03429            0
   01/01/2010 to 12/31/2010.........  $ 7.03429    $ 7.84342            0
   01/01/2011 to 12/31/2011.........  $ 7.84342    $ 7.95648            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07648    $10.42547       23,605
   01/01/2008 to 12/31/2008.........  $10.42547    $ 7.28022       22,539
   01/01/2009 to 12/31/2009.........  $ 7.28022    $ 8.79140       22,771
   01/01/2010 to 12/31/2010.........  $ 8.79140    $ 9.67070       18,526
   01/01/2011 to 12/31/2011.........  $ 9.67070    $ 9.35665       15,178
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99829    $ 9.14127            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07754    $ 9.79668            0
   01/01/2008 to 12/31/2008.........  $ 9.79668    $ 6.01589            0
   01/01/2009 to 12/31/2009.........  $ 6.01589    $ 6.96779            0
   01/01/2010 to 12/31/2010.........  $ 6.96779    $ 7.67346            0
   01/01/2011 to 12/31/2011.........  $ 7.67346    $ 7.47865            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99886    $ 9.35330            0
   01/01/2010 to 12/31/2010.........  $ 9.35330    $10.12961            0
   01/01/2011 to 12/31/2011.........  $10.12961    $10.87768            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02961    $12.14399            0
   01/01/2009 to 12/31/2009.........  $12.14399    $11.17415            0
   01/01/2010 to 12/31/2010.........  $11.17415    $12.16815            0
   01/01/2011 to 12/31/2011.........  $12.16815    $13.53631            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02958    $12.20118            0
   01/01/2009 to 12/31/2009.........  $12.20118    $11.02963            0
   01/01/2010 to 12/31/2010.........  $11.02963    $12.02983            0
   01/01/2011 to 12/31/2011.........  $12.02983    $13.66444            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99886    $ 8.76565            0
   01/01/2010 to 12/31/2010.........  $ 8.76565    $ 9.60193            0
   01/01/2011 to 12/31/2011.........  $ 9.60193    $11.16082            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99772    $10.97921            0
   01/01/2011 to 12/31/2011.........  $10.97921    $12.93643            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99829    $11.98897            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11584    $10.40053      132,575
   01/01/2008 to 12/31/2008.........  $10.40053    $ 6.62728       60,457
   01/01/2009 to 12/31/2009.........  $ 6.62728    $ 8.13484       71,028
   01/01/2010 to 12/31/2010.........  $ 8.13484    $ 9.03295       69,086
   01/01/2011 to 12/31/2011.........  $ 9.03295    $ 8.63250       50,154
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09916    $ 6.67897            0
   01/01/2009 to 12/31/2009.........  $ 6.67897    $ 8.29786            0
   01/01/2010 to 12/31/2010.........  $ 8.29786    $ 9.29266            0
   01/01/2011 to 12/31/2011.........  $ 9.29266    $ 8.88410            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08098    $ 7.32617          928
   01/01/2009 to 12/31/2009.........  $ 7.32617    $ 8.85339          995
   01/01/2010 to 12/31/2010.........  $ 8.85339    $ 9.70450          994
   01/01/2011 to 12/31/2011.........  $ 9.70450    $ 9.33232          993
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10558    $ 9.35089            0
   01/01/2008 to 12/31/2008.........  $ 9.35089    $ 5.94805            0
   01/01/2009 to 12/31/2009.........  $ 5.94805    $ 7.68548            0
   01/01/2010 to 12/31/2010.........  $ 7.68548    $ 9.68694            0
   01/01/2011 to 12/31/2011.........  $ 9.68694    $10.11308            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12701    $ 8.81881            0
   01/01/2008 to 07/18/2008.........  $ 8.81881    $ 8.06178            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09491    $10.19690            0
   01/01/2008 to 12/31/2008.........  $10.19690    $ 5.58338            0
   01/01/2009 to 12/31/2009.........  $ 5.58338    $ 7.25452            0
   01/01/2010 to 12/31/2010.........  $ 7.25452    $ 9.41765            0
   01/01/2011 to 12/31/2011.........  $ 9.41765    $ 8.01442            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10349    $ 7.48592            0
   01/01/2009 to 12/31/2009.........  $ 7.48592    $ 8.88836            0
   01/01/2010 to 12/31/2010.........  $ 8.88836    $ 9.86521            0
   01/01/2011 to 12/31/2011.........  $ 9.86521    $ 9.42340            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08854    $10.40957       63,258
   01/01/2008 to 12/31/2008.........  $10.40957    $ 6.67917       21,438
   01/01/2009 to 12/31/2009.........  $ 6.67917    $ 8.10181       24,961
   01/01/2010 to 12/31/2010.........  $ 8.10181    $ 9.07477       29,102
   01/01/2011 to 12/31/2011.........  $ 9.07477    $ 8.75444       19,540
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12419    $10.54610      335,447
   01/01/2008 to 12/31/2008.........  $10.54610    $ 6.12391      636,184
   01/01/2009 to 12/31/2009.........  $ 6.12391    $ 7.55570      513,417
   01/01/2010 to 12/31/2010.........  $ 7.55570    $ 8.80766      586,805
   01/01/2011 to 12/31/2011.........  $ 8.80766    $ 8.09042      532,528
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99830    $ 7.45902            0
   01/01/2009 to 11/13/2009.........  $ 7.45902    $ 8.31239            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17497    $ 6.10192           0
   01/01/2009 to 12/31/2009.........  $ 6.10192    $ 8.07398           0
   01/01/2010 to 12/31/2010.........  $ 8.07398    $ 9.50503           0
   01/01/2011 to 12/31/2011.........  $ 9.50503    $ 8.84041           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13378    $10.39215           0
   01/01/2008 to 12/31/2008.........  $10.39215    $ 6.07940           0
   01/01/2009 to 12/31/2009.........  $ 6.07940    $ 8.89546           0
   01/01/2010 to 12/31/2010.........  $ 8.89546    $ 9.60851           0
   01/01/2011 to 12/31/2011.........  $ 9.60851    $ 9.03847           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07329    $10.18914           0
   01/01/2008 to 12/31/2008.........  $10.18914    $ 5.91860           0
   01/01/2009 to 12/31/2009.........  $ 5.91860    $ 6.90906           0
   01/01/2010 to 12/31/2010.........  $ 6.90906    $ 7.63885           0
   01/01/2011 to 12/31/2011.........  $ 7.63885    $ 7.06885           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12374    $10.40831           0
   01/01/2008 to 12/31/2008.........  $10.40831    $ 6.03549           0
   01/01/2009 to 12/31/2009.........  $ 6.03549    $ 9.28613           0
   01/01/2010 to 12/31/2010.........  $ 9.28613    $10.89803           0
   01/01/2011 to 12/31/2011.........  $10.89803    $10.35607           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03318    $ 7.62511           0
   01/01/2009 to 12/31/2009.........  $ 7.62511    $ 9.47295           0
   01/01/2010 to 12/31/2010.........  $ 9.47295    $11.76127           0
   01/01/2011 to 12/31/2011.........  $11.76127    $11.66936           0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01059    $10.50680           0
   01/01/2008 to 12/31/2008.........  $10.50680    $ 7.66190           0
   01/01/2009 to 12/31/2009.........  $ 7.66190    $10.17204           0
   01/01/2010 to 12/31/2010.........  $10.17204    $11.30746           0
   01/01/2011 to 12/31/2011.........  $11.30746    $11.42636           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11168    $ 7.11975       2,988
   01/01/2009 to 12/31/2009.........  $ 7.11975    $ 8.83271       2,988
   01/01/2010 to 12/31/2010.........  $ 8.83271    $ 9.84615       2,988
   01/01/2011 to 12/31/2011.........  $ 9.84615    $ 9.58872       2,988

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08916    $ 7.59467            0
   01/01/2009 to 12/31/2009.........  $ 7.59467    $ 9.17757            0
   01/01/2010 to 12/31/2010.........  $ 9.17757    $10.03106            0
   01/01/2011 to 12/31/2011.........  $10.03106    $ 9.77494            0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24164    $11.05145            0
   01/01/2008 to 12/31/2008.........  $11.05145    $ 5.38671            0
   01/01/2009 to 12/31/2009.........  $ 5.38671    $ 7.13750            0
   01/01/2010 to 12/31/2010.........  $ 7.13750    $ 8.00407            0
   01/01/2011 to 12/31/2011.........  $ 8.00407    $ 6.82619            0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18841    $10.45478            0
   01/01/2008 to 12/31/2008.........  $10.45478    $ 5.73374            0
   01/01/2009 to 12/31/2009.........  $ 5.73374    $ 7.32827            0
   01/01/2010 to 12/31/2010.........  $ 7.32827    $ 7.97286            0
   01/01/2011 to 12/31/2011.........  $ 7.97286    $ 6.82882            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08280    $ 9.67660       93,467
   01/01/2008 to 12/31/2008.........  $ 9.67660    $ 7.80791       34,768
   01/01/2009 to 12/31/2009.........  $ 7.80791    $ 9.33096       50,079
   01/01/2010 to 12/31/2010.........  $ 9.33096    $ 9.80767       43,322
   01/01/2011 to 12/31/2011.........  $ 9.80767    $ 9.62837       32,274
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08368    $10.28497            0
   01/01/2010 to 12/31/2010.........  $10.28497    $11.21312            0
   01/01/2011 to 12/31/2011.........  $11.21312    $11.05524            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14506    $10.29478            0
   01/01/2010 to 12/31/2010.........  $10.29478    $11.46645            0
   01/01/2011 to 12/31/2011.........  $11.46645    $10.57112            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18181    $10.32559            0
   01/01/2008 to 12/31/2008.........  $10.32559    $ 5.92811            0
   01/01/2009 to 12/31/2009.........  $ 5.92811    $ 7.88925            0
   01/01/2010 to 12/31/2010.........  $ 7.88925    $ 8.28083            0
   01/01/2011 to 12/31/2011.........  $ 8.28083    $ 7.36833            0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09184    $ 9.54402            0
   01/01/2008 to 12/31/2008.........  $ 9.54402    $ 5.46911            0
   01/01/2009 to 12/31/2009.........  $ 5.46911    $ 6.39755            0
   01/01/2010 to 12/31/2010.........  $ 6.39755    $ 7.09039            0
   01/01/2011 to 12/31/2011.........  $ 7.09039    $ 6.65401            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00675    $10.38092         0
   01/01/2008 to 12/31/2008.........  $10.38092    $ 7.80300         0
   01/01/2009 to 12/31/2009.........  $ 7.80300    $10.28687         0
   01/01/2010 to 12/31/2010.........  $10.28687    $11.42650         0
   01/01/2011 to 12/31/2011.........  $11.42650    $12.32980         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13280    $10.80754         0
   01/01/2008 to 12/31/2008.........  $10.80754    $ 5.96346         0
   01/01/2009 to 12/31/2009.........  $ 5.96346    $ 7.57875         0
   01/01/2010 to 12/31/2010.........  $ 7.57875    $ 8.88887         0
   01/01/2011 to 12/31/2011.........  $ 8.88887    $ 8.62655         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15619    $10.41485         0
   01/01/2008 to 12/31/2008.........  $10.41485    $ 6.73316         0
   01/01/2009 to 12/31/2009.........  $ 6.73316    $ 8.67215         0
   01/01/2010 to 12/31/2010.........  $ 8.67215    $ 9.51681         0
   01/01/2011 to 12/31/2011.........  $ 9.51681    $ 9.02910         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10829    $10.74686         0
   01/01/2008 to 12/31/2008.........  $10.74686    $ 6.70436         0
   01/01/2009 to 12/31/2009.........  $ 6.70436    $ 8.16203         0
   01/01/2010 to 12/31/2010.........  $ 8.16203    $ 9.01594         0
   01/01/2011 to 12/31/2011.........  $ 9.01594    $ 8.77801         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07728    $ 9.73328         0
   01/01/2008 to 12/31/2008.........  $ 9.73328    $ 5.89835         0
   01/01/2009 to 12/31/2009.........  $ 5.89835    $ 8.02315         0
   01/01/2010 to 12/31/2010.........  $ 8.02315    $ 9.71315         0
   01/01/2011 to 12/31/2011.........  $ 9.71315    $ 9.18512         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99961    $10.11238         0
   01/01/2008 to 12/31/2008.........  $10.11238    $10.15285         0
   01/01/2009 to 12/31/2009.........  $10.15285    $ 9.96797         0
   01/01/2010 to 12/31/2010.........  $ 9.96797    $ 9.76515         0
   01/01/2011 to 12/31/2011.........  $ 9.76515    $ 9.56649         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10441    $10.00821         0
   01/01/2008 to 12/31/2008.........  $10.00821    $ 5.65978         0
   01/01/2009 to 12/31/2009.........  $ 5.65978    $ 7.79620         0
   01/01/2010 to 12/31/2010.........  $ 7.79620    $ 9.42520         0
   01/01/2011 to 12/31/2011.........  $ 9.42520    $ 9.00202         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02820    $10.06348            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15807    $10.48386            0
   01/01/2008 to 12/31/2008.........  $10.48386    $ 5.83391            0
   01/01/2009 to 12/31/2009.........  $ 5.83391    $ 7.41584            0
   01/01/2010 to 12/31/2010.........  $ 7.41584    $ 9.34599            0
   01/01/2011 to 12/31/2011.........  $ 9.34599    $ 9.30809            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05109    $11.21928            0
   01/01/2008 to 12/31/2008.........  $11.21928    $ 6.31385            0
   01/01/2009 to 12/31/2009.........  $ 6.31385    $ 7.57912            0
   01/01/2010 to 12/31/2010.........  $ 7.57912    $ 8.92744            0
   01/01/2011 to 04/29/2011.........  $ 8.92744    $ 9.99992            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10104    $ 5.56341            0
   01/01/2009 to 12/31/2009.........  $ 5.56341    $ 9.07313            0
   01/01/2010 to 12/31/2010.........  $ 9.07313    $10.86534            0
   01/01/2011 to 12/31/2011.........  $10.86534    $ 8.48454            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99829    $10.32629            0
   01/01/2008 to 12/31/2008.........  $10.32629    $10.22650            0
   01/01/2009 to 12/31/2009.........  $10.22650    $11.04052            0
   01/01/2010 to 12/31/2010.........  $11.04052    $11.23460            0
   01/01/2011 to 12/31/2011.........  $11.23460    $11.25100            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98966    $10.58636            0
   01/01/2008 to 12/31/2008.........  $10.58636    $10.13421            0
   01/01/2009 to 12/31/2009.........  $10.13421    $11.56573            0
   01/01/2010 to 12/31/2010.........  $11.56573    $12.20183            0
   01/01/2011 to 12/31/2011.........  $12.20183    $12.33072            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05206    $10.47598       22,715
   01/01/2008 to 12/31/2008.........  $10.47598    $ 8.26107       40,055
   01/01/2009 to 12/31/2009.........  $ 8.26107    $ 9.71216      119,615
   01/01/2010 to 12/31/2010.........  $ 9.71216    $10.51778      106,124
   01/01/2011 to 12/31/2011.........  $10.51778    $10.40414      124,574
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01821    $10.06338            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08298    $ 9.73188            0
   01/01/2008 to 12/31/2008.........  $ 9.73188    $ 5.84112            0
   01/01/2009 to 12/31/2009.........  $ 5.84112    $ 6.96923            0
   01/01/2010 to 12/31/2010.........  $ 6.96923    $ 7.85302            0
   01/01/2011 to 12/31/2011.........  $ 7.85302    $ 7.95743            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99829    $ 8.87499            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08173    $10.40014        6,449
   01/01/2008 to 12/31/2008.........  $10.40014    $ 7.11067        2,306
   01/01/2009 to 12/31/2009.........  $ 7.11067    $ 8.87338       10,482
   01/01/2010 to 12/31/2010.........  $ 8.87338    $ 9.71717        2,408
   01/01/2011 to 12/31/2011.........  $ 9.71717    $ 9.19559        1,828
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09639    $ 9.85369            0
   01/01/2008 to 12/31/2008.........  $ 9.85369    $ 6.27311            0
   01/01/2009 to 12/31/2009.........  $ 6.27311    $ 8.22706            0
   01/01/2010 to 12/31/2010.........  $ 8.22706    $10.99213            0
   01/01/2011 to 12/31/2011.........  $10.99213    $10.66062            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09252    $ 9.43781            0
   01/01/2008 to 12/31/2008.........  $ 9.43781    $ 6.49656            0
   01/01/2009 to 12/31/2009.........  $ 6.49656    $ 8.08080            0
   01/01/2010 to 12/31/2010.........  $ 8.08080    $ 9.97180            0
   01/01/2011 to 12/31/2011.........  $ 9.97180    $ 9.18294            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06952    $10.18543       83,481
   01/01/2008 to 12/31/2008.........  $10.18543    $ 7.38762       88,903
   01/01/2009 to 12/31/2009.........  $ 7.38762    $ 8.98204       96,723
   01/01/2010 to 12/31/2010.........  $ 8.98204    $ 9.81180      131,256
   01/01/2011 to 12/31/2011.........  $ 9.81180    $ 9.80066      106,195
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09062    $ 9.46923            0
   01/01/2008 to 12/31/2008.........  $ 9.46923    $ 5.38974            0
   01/01/2009 to 12/31/2009.........  $ 5.38974    $ 6.53486            0
   01/01/2010 to 12/31/2010.........  $ 6.53486    $ 7.24797            0
   01/01/2011 to 12/31/2011.........  $ 7.24797    $ 6.98253            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00672    $10.59242            0
   01/01/2008 to 12/31/2008.........  $10.59242    $10.12189            0
   01/01/2009 to 12/31/2009.........  $10.12189    $11.11442            0
   01/01/2010 to 12/31/2010.........  $11.11442    $11.51070            0
   01/01/2011 to 12/31/2011.........  $11.51070    $11.73895            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14510    $10.06023            0
   01/01/2008 to 12/31/2008.........  $10.06023    $ 5.85587            0
   01/01/2009 to 12/31/2009.........  $ 5.85587    $ 8.79623            0
   01/01/2010 to 12/31/2010.........  $ 8.79623    $ 9.97721            0
   01/01/2011 to 12/31/2011.........  $ 9.97721    $ 9.60635            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18006    $11.62021            0
   01/01/2008 to 12/31/2008.........  $11.62021    $ 5.69192            0
   01/01/2009 to 12/31/2009.........  $ 5.69192    $ 8.32575            0
   01/01/2010 to 12/31/2010.........  $ 8.32575    $ 9.82226            0
   01/01/2011 to 12/31/2011.........  $ 9.82226    $ 8.18502            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12987    $10.34051            0
   01/01/2008 to 12/31/2008.........  $10.34051    $ 5.84082            0
   01/01/2009 to 12/31/2009.........  $ 5.84082    $ 7.34699            0
   01/01/2010 to 12/31/2010.........  $ 7.34699    $ 8.24888            0
   01/01/2011 to 12/31/2011.........  $ 8.24888    $ 7.80005            0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99829    $ 9.97440            0
   01/01/2008 to 12/31/2008.........  $ 9.97440    $ 9.26012            0
   01/01/2009 to 12/31/2009.........  $ 9.26012    $10.12411            0
   01/01/2010 to 12/31/2010.........  $10.12411    $10.68882            0
   01/01/2011 to 12/31/2011.........  $10.68882    $11.09977            0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07800    $ 6.62439       13,095
   01/01/2009 to 12/31/2009.........  $ 6.62439    $ 8.43856       13,278
   01/01/2010 to 12/31/2010.........  $ 8.43856    $ 9.11111       12,273
   01/01/2011 to 12/31/2011.........  $ 9.11111    $ 8.77465       12,254
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08888    $ 7.64976            0
   01/01/2009 to 12/31/2009.........  $ 7.64976    $ 9.10795            0
   01/01/2010 to 12/31/2010.........  $ 9.10795    $10.46916            0
   01/01/2011 to 12/31/2011.........  $10.46916    $10.96620            0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26789    $ 7.02236            0
   01/01/2009 to 12/31/2009.........  $ 7.02236    $ 8.99625            0
   01/01/2010 to 12/31/2010.........  $ 8.99625    $10.69559            0
   01/01/2011 to 12/31/2011.........  $10.69559    $11.05178            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38558    $ 5.25691            0
   01/01/2009 to 12/31/2009.........  $ 5.25691    $ 5.92130            0
   01/01/2010 to 12/31/2010.........  $ 5.92130    $ 6.43327            0
   01/01/2011 to 12/31/2011.........  $ 6.43327    $ 5.42933            0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15181    $ 8.31248            0
   01/01/2009 to 12/31/2009.........  $ 8.31248    $ 9.73326            0
   01/01/2010 to 12/31/2010.........  $ 9.73326    $ 9.80396            0
   01/01/2011 to 12/31/2011.........  $ 9.80396    $10.57341            0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16531    $ 6.07943            0
   01/01/2009 to 12/31/2009.........  $ 6.07943    $ 7.38902            0
   01/01/2010 to 12/31/2010.........  $ 7.38902    $ 8.95555            0
   01/01/2011 to 12/31/2011.........  $ 8.95555    $ 8.61482            0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11054    $ 6.69733            0
   01/01/2009 to 12/31/2009.........  $ 6.69733    $ 8.50977            0
   01/01/2010 to 12/31/2010.........  $ 8.50977    $ 9.43334            0
   01/01/2011 to 12/31/2011.........  $ 9.43334    $ 9.52858            0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24132    $ 6.25377            0
   01/01/2009 to 12/31/2009.........  $ 6.25377    $ 7.31722       28,406
   01/01/2010 to 12/31/2010.........  $ 7.31722    $ 8.09071            0
   01/01/2011 to 12/31/2011.........  $ 8.09071    $ 7.82291            0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07232    $ 6.18197            0
   01/01/2009 to 12/31/2009.........  $ 6.18197    $ 8.37467            0
   01/01/2010 to 12/31/2010.........  $ 8.37467    $10.53324            0
   01/01/2011 to 12/31/2011.........  $10.53324    $10.01806            0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18830    $ 6.44572            0
   01/01/2009 to 12/31/2009.........  $ 6.44572    $ 8.26194            0
   01/01/2010 to 12/31/2010.........  $ 8.26194    $ 9.74674            0
   01/01/2011 to 12/31/2011.........  $ 9.74674    $ 9.17168            0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25880    $ 5.50233            0
   01/01/2009 to 12/31/2009.........  $ 5.50233    $ 6.89226            0
   01/01/2010 to 12/31/2010.........  $ 6.89226    $ 8.41715            0
   01/01/2011 to 12/31/2011.........  $ 8.41715    $ 8.63574            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11344    $ 6.79012         0
   01/01/2009 to 12/31/2009.........  $ 6.79012    $ 8.39058         0
   01/01/2010 to 12/31/2010.........  $ 8.39058    $10.33181         0
   01/01/2011 to 12/31/2011.........  $10.33181    $10.24894         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22844    $ 7.15854         0
   01/01/2009 to 12/31/2009.........  $ 7.15854    $ 8.44145         0
   01/01/2010 to 12/31/2010.........  $ 8.44145    $10.09504         0
   01/01/2011 to 12/31/2011.........  $10.09504    $ 9.48178         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27802    $ 7.24793         0
   01/01/2009 to 12/31/2009.........  $ 7.24793    $ 7.61825         0
   01/01/2010 to 12/31/2010.........  $ 7.61825    $ 8.63183         0
   01/01/2011 to 12/31/2011.........  $ 8.63183    $ 8.61225         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09847    $ 7.19471         0
   01/01/2009 to 12/31/2009.........  $ 7.19471    $ 7.80298         0
   01/01/2010 to 12/31/2010.........  $ 7.80298    $ 8.09711         0
   01/01/2011 to 12/31/2011.........  $ 8.09711    $ 9.31931         0


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (2.25%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09259    $10.40836       35,752
   01/01/2008 to 12/31/2008.........  $10.40836    $ 6.93900      105,752
   01/01/2009 to 12/31/2009.........  $ 6.93900    $ 8.43907      103,608
   01/01/2010 to 12/31/2010.........  $ 8.43907    $ 9.24057      101,061
   01/01/2011 to 12/31/2011.........  $ 9.24057    $ 8.79690       97,977
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11424    $10.45911        4,361
   01/01/2008 to 12/31/2008.........  $10.45911    $ 7.18015        4,026
   01/01/2009 to 12/31/2009.........  $ 7.18015    $ 8.86174        4,268
   01/01/2010 to 12/31/2010.........  $ 8.86174    $ 9.85443        4,407
   01/01/2011 to 12/31/2011.........  $ 9.85443    $ 9.64842        3,861
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06566    $ 9.53605            0
   01/01/2008 to 12/31/2008.........  $ 9.53605    $ 6.08557            0
   01/01/2009 to 12/31/2009.........  $ 6.08557    $ 7.00925            0
   01/01/2010 to 12/31/2010.........  $ 7.00925    $ 7.80396            0
   01/01/2011 to 12/31/2011.........  $ 7.80396    $ 7.90470            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07636    $10.41889            0
   01/01/2008 to 12/31/2008.........  $10.41889    $ 7.26485        6,336
   01/01/2009 to 12/31/2009.........  $ 7.26485    $ 8.76001        5,968
   01/01/2010 to 12/31/2010.........  $ 8.76001    $ 9.62204        5,653
   01/01/2011 to 12/31/2011.........  $ 9.62204    $ 9.29593        5,360
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99817    $ 9.13225            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07742    $ 9.79053            0
   01/01/2008 to 12/31/2008.........  $ 9.79053    $ 6.00324            0
   01/01/2009 to 12/31/2009.........  $ 6.00324    $ 6.94298            0
   01/01/2010 to 12/31/2010.........  $ 6.94298    $ 7.63496            0
   01/01/2011 to 12/31/2011.........  $ 7.63496    $ 7.43019            0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009........  $ 9.93817    $ 9.60029            0
   01/01/2010 to 12/31/2010.........  $ 9.60029    $10.38175            0
   01/01/2011 to 12/31/2011.........  $10.38175    $11.13198            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009........  $ 9.92260    $ 9.66602            0
   01/01/2010 to 12/31/2010.........  $ 9.66602    $10.51037            0
   01/01/2011 to 12/31/2011.........  $10.51037    $11.67502            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009........  $ 9.90537    $ 9.56692            0
   01/01/2010 to 12/31/2010.........  $ 9.56692    $10.41909            0
   01/01/2011 to 12/31/2011.........  $10.41909    $11.81750            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009........  $ 9.88409    $ 9.24215            0
   01/01/2010 to 12/31/2010.........  $ 9.24215    $10.10897            0
   01/01/2011 to 12/31/2011.........  $10.10897    $11.73297            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99756    $10.96313            0
   01/01/2011 to 12/31/2011.........  $10.96313    $12.89858            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99817    $11.97123            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11572    $10.39394        2,313
   01/01/2008 to 12/31/2008.........  $10.39394    $ 6.61333       31,383
   01/01/2009 to 12/31/2009.........  $ 6.61333    $ 8.10575       29,699
   01/01/2010 to 12/31/2010.........  $ 8.10575    $ 8.98747       30,032
   01/01/2011 to 12/31/2011.........  $ 8.98747    $ 8.57641       26,340
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09912    $ 6.67241            0
   01/01/2009 to 12/31/2009.........  $ 6.67241    $ 8.27737            0
   01/01/2010 to 12/31/2010.........  $ 8.27737    $ 9.25612            0
   01/01/2011 to 12/31/2011.........  $ 9.25612    $ 8.83628            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08094    $ 7.31892            0
   01/01/2009 to 12/31/2009.........  $ 7.31892    $ 8.83168            0
   01/01/2010 to 12/31/2010.........  $ 8.83168    $ 9.66656            0
   01/01/2011 to 12/31/2011.........  $ 9.66656    $ 9.28221            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10546    $ 9.34498            0
   01/01/2008 to 12/31/2008.........  $ 9.34498    $ 5.93547            0
   01/01/2009 to 12/31/2009.........  $ 5.93547    $ 7.65792            0
   01/01/2010 to 12/31/2010.........  $ 7.65792    $ 9.63797            0
   01/01/2011 to 12/31/2011.........  $ 9.63797    $10.04709            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12689    $ 8.81330            0
   01/01/2008 to 07/18/2008.........  $ 8.81330    $ 8.05024            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09479    $10.19042            0
   01/01/2008 to 12/31/2008.........  $10.19042    $ 5.57163            0
   01/01/2009 to 12/31/2009.........  $ 5.57163    $ 7.22865            0
   01/01/2010 to 12/31/2010.........  $ 7.22865    $ 9.37021            0
   01/01/2011 to 12/31/2011.........  $ 9.37021    $ 7.96243            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10345    $ 7.47848            0
   01/01/2009 to 12/31/2009.........  $ 7.47848    $ 8.86641            0
   01/01/2010 to 12/31/2010.........  $ 8.86641    $ 9.82645            0
   01/01/2011 to 12/31/2011.........  $ 9.82645    $ 9.37271            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08842    $10.40308       36,393
   01/01/2008 to 12/31/2008.........  $10.40308    $ 6.66519       48,519
   01/01/2009 to 12/31/2009.........  $ 6.66519    $ 8.07303       36,333
   01/01/2010 to 12/31/2010.........  $ 8.07303    $ 9.02920       35,724
   01/01/2011 to 12/31/2011.........  $ 9.02920    $ 8.69762       35,387
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12407    $10.53944        3,839
   01/01/2008 to 12/31/2008.........  $10.53944    $ 6.11107        7,192
   01/01/2009 to 12/31/2009.........  $ 6.11107    $ 7.52883        7,929
   01/01/2010 to 12/31/2010.........  $ 7.52883    $ 8.76348        4,225
   01/01/2011 to 12/31/2011.........  $ 8.76348    $ 8.03805        4,222
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99818    $ 7.45395            0
   01/01/2009 to 11/13/2009.........  $ 7.45395    $ 8.29610            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17485    $ 6.09787            0
   01/01/2009 to 12/31/2009.........  $ 6.09787    $ 8.05662            0
   01/01/2010 to 12/31/2010.........  $ 8.05662    $ 9.47077            0
   01/01/2011 to 12/31/2011.........  $ 9.47077    $ 8.79564            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13366    $10.38560         0
   01/01/2008 to 12/31/2008.........  $10.38560    $ 6.06661         0
   01/01/2009 to 12/31/2009.........  $ 6.06661    $ 8.86369         0
   01/01/2010 to 12/31/2010.........  $ 8.86369    $ 9.56020         0
   01/01/2011 to 12/31/2011.........  $ 9.56020    $ 8.97984         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07317    $10.18268         0
   01/01/2008 to 12/31/2008.........  $10.18268    $ 5.90611         0
   01/01/2009 to 12/31/2009.........  $ 5.90611    $ 6.88429         0
   01/01/2010 to 12/31/2010.........  $ 6.88429    $ 7.60027         0
   01/01/2011 to 12/31/2011.........  $ 7.60027    $ 7.02277         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12362    $10.40181         0
   01/01/2008 to 12/31/2008.........  $10.40181    $ 6.02276         0
   01/01/2009 to 12/31/2009.........  $ 6.02276    $ 9.25287         0
   01/01/2010 to 12/31/2010.........  $ 9.25287    $10.84297         0
   01/01/2011 to 12/31/2011.........  $10.84297    $10.28861         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03306    $ 7.61996         0
   01/01/2009 to 12/31/2009.........  $ 7.61996    $ 9.45270         0
   01/01/2010 to 12/31/2010.........  $ 9.45270    $11.71899         0
   01/01/2011 to 12/31/2011.........  $11.71899    $11.61038         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01047    $10.50020         0
   01/01/2008 to 12/31/2008.........  $10.50020    $ 7.64586         0
   01/01/2009 to 12/31/2009.........  $ 7.64586    $10.13591         0
   01/01/2010 to 12/31/2010.........  $10.13591    $11.25074         0
   01/01/2011 to 12/31/2011.........  $11.25074    $11.35230         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11164    $ 7.11280         0
   01/01/2009 to 12/31/2009.........  $ 7.11280    $ 8.81105         0
   01/01/2010 to 12/31/2010.........  $ 8.81105    $ 9.80753         0
   01/01/2011 to 12/31/2011.........  $ 9.80753    $ 9.53709         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08912    $ 7.58712         0
   01/01/2009 to 12/31/2009.........  $ 7.58712    $ 9.15495         0
   01/01/2010 to 12/31/2010.........  $ 9.15495    $ 9.99172         0
   01/01/2011 to 12/31/2011.........  $ 9.99172    $ 9.72241         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24152    $11.04445            0
   01/01/2008 to 12/31/2008.........  $11.04445    $ 5.37533            0
   01/01/2009 to 12/31/2009.........  $ 5.37533    $ 7.11204            0
   01/01/2010 to 12/31/2010.........  $ 7.11204    $ 7.96369            0
   01/01/2011 to 12/31/2011.........  $ 7.96369    $ 6.78190            0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18829    $10.44818            0
   01/01/2008 to 12/31/2008.........  $10.44818    $ 5.72167            0
   01/01/2009 to 12/31/2009.........  $ 5.72167    $ 7.30212            0
   01/01/2010 to 12/31/2010.........  $ 7.30212    $ 7.93270            0
   01/01/2011 to 12/31/2011.........  $ 7.93270    $ 6.78440            0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08268    $ 9.67051        1,198
   01/01/2008 to 12/31/2008.........  $ 9.67051    $ 7.79152       15,325
   01/01/2009 to 12/31/2009.........  $ 7.79152    $ 9.29772       29,382
   01/01/2010 to 12/31/2010.........  $ 9.29772    $ 9.75836       29,316
   01/01/2011 to 12/31/2011.........  $ 9.75836    $ 9.56595       22,336
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08356    $10.28296            0
   01/01/2010 to 12/31/2010.........  $10.28296    $11.19445            0
   01/01/2011 to 12/31/2011.........  $11.19445    $11.02056            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14494    $10.29276            0
   01/01/2010 to 12/31/2010.........  $10.29276    $11.44743            0
   01/01/2011 to 12/31/2011.........  $11.44743    $10.53811            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18169    $10.31917            0
   01/01/2008 to 12/31/2008.........  $10.31917    $ 5.91568            0
   01/01/2009 to 12/31/2009.........  $ 5.91568    $ 7.86117            0
   01/01/2010 to 12/31/2010.........  $ 7.86117    $ 8.23915            0
   01/01/2011 to 12/31/2011.........  $ 8.23915    $ 7.32044            0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09172    $ 9.53794            0
   01/01/2008 to 12/31/2008.........  $ 9.53794    $ 5.45762            0
   01/01/2009 to 12/31/2009.........  $ 5.45762    $ 6.37465            0
   01/01/2010 to 12/31/2010.........  $ 6.37465    $ 7.05469            0
   01/01/2011 to 12/31/2011.........  $ 7.05469    $ 6.61075            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00663    $10.37439         0
   01/01/2008 to 12/31/2008.........  $10.37439    $ 7.78667         0
   01/01/2009 to 12/31/2009.........  $ 7.78667    $10.25013         0
   01/01/2010 to 12/31/2010.........  $10.25013    $11.36902         0
   01/01/2011 to 12/31/2011.........  $11.36902    $12.24988         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13268    $10.80077         0
   01/01/2008 to 12/31/2008.........  $10.80077    $ 5.95100         0
   01/01/2009 to 12/31/2009.........  $ 5.95100    $ 7.55184         0
   01/01/2010 to 12/31/2010.........  $ 7.55184    $ 8.84435         0
   01/01/2011 to 12/31/2011.........  $ 8.84435    $ 8.57068         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15607    $10.40826         0
   01/01/2008 to 12/31/2008.........  $10.40826    $ 6.71901         0
   01/01/2009 to 12/31/2009.........  $ 6.71901    $ 8.64125         0
   01/01/2010 to 12/31/2010.........  $ 8.64125    $ 9.46896         0
   01/01/2011 to 12/31/2011.........  $ 9.46896    $ 8.97047         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10817    $10.74006         0
   01/01/2008 to 12/31/2008.........  $10.74006    $ 6.69032         0
   01/01/2009 to 12/31/2009.........  $ 6.69032    $ 8.13318         0
   01/01/2010 to 12/31/2010.........  $ 8.13318    $ 8.97093         0
   01/01/2011 to 12/31/2011.........  $ 8.97093    $ 8.72140         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07716    $ 9.72712         0
   01/01/2008 to 12/31/2008.........  $ 9.72712    $ 5.88593         0
   01/01/2009 to 12/31/2009.........  $ 5.88593    $ 7.99459         0
   01/01/2010 to 12/31/2010.........  $ 7.99459    $ 9.66434         0
   01/01/2011 to 12/31/2011.........  $ 9.66434    $ 9.12547         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99949    $10.10594         0
   01/01/2008 to 12/31/2008.........  $10.10594    $10.13142         0
   01/01/2009 to 12/31/2009.........  $10.13142    $ 9.93250         0
   01/01/2010 to 12/31/2010.........  $ 9.93250    $ 9.71606         0
   01/01/2011 to 12/31/2011.........  $ 9.71606    $ 9.50427         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10429    $10.00185         0
   01/01/2008 to 12/31/2008.........  $10.00185    $ 5.64787         0
   01/01/2009 to 12/31/2009.........  $ 5.64787    $ 7.76834         0
   01/01/2010 to 12/31/2010.........  $ 7.76834    $ 9.37771         0
   01/01/2011 to 12/31/2011.........  $ 9.37771    $ 8.94345         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02808    $10.06094           0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15795    $10.47719           0
   01/01/2008 to 12/31/2008.........  $10.47719    $ 5.82159           0
   01/01/2009 to 12/31/2009.........  $ 5.82159    $ 7.38931           0
   01/01/2010 to 12/31/2010.........  $ 7.38931    $ 9.29890           0
   01/01/2011 to 12/31/2011.........  $ 9.29890    $ 9.24765           0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05097    $11.21223           0
   01/01/2008 to 12/31/2008.........  $11.21223    $ 6.30059           0
   01/01/2009 to 12/31/2009.........  $ 6.30059    $ 7.55208           0
   01/01/2010 to 12/31/2010.........  $ 7.55208    $ 8.88250           0
   01/01/2011 to 04/29/2011.........  $ 8.88250    $ 9.94479           0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10092    $ 5.55968           0
   01/01/2009 to 12/31/2009.........  $ 5.55968    $ 9.05371           0
   01/01/2010 to 12/31/2010.........  $ 9.05371    $10.82608           0
   01/01/2011 to 12/31/2011.........  $10.82608    $ 8.44144           0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99817    $10.31976           0
   01/01/2008 to 12/31/2008.........  $10.31976    $10.20502           0
   01/01/2009 to 12/31/2009.........  $10.20502    $11.00111           0
   01/01/2010 to 12/31/2010.........  $11.00111    $11.17807           0
   01/01/2011 to 12/31/2011.........  $11.17807    $11.17792           0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98954    $10.57963           0
   01/01/2008 to 12/31/2008.........  $10.57963    $10.11299           0
   01/01/2009 to 12/31/2009.........  $10.11299    $11.52465           0
   01/01/2010 to 12/31/2010.........  $11.52465    $12.14060           0
   01/01/2011 to 12/31/2011.........  $12.14060    $12.25092           0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05193    $10.46930           0
   01/01/2008 to 12/31/2008.........  $10.46930    $ 8.24363       7,614
   01/01/2009 to 12/31/2009.........  $ 8.24363    $ 9.67745       7,605
   01/01/2010 to 12/31/2010.........  $ 9.67745    $10.46483       7,598
   01/01/2011 to 12/31/2011.........  $10.46483    $10.33653       7,591
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01809    $10.06081           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08286    $ 9.72566            0
   01/01/2008 to 12/31/2008.........  $ 9.72566    $ 5.82874            0
   01/01/2009 to 12/31/2009.........  $ 5.82874    $ 6.94419            0
   01/01/2010 to 12/31/2010.........  $ 6.94419    $ 7.81316            0
   01/01/2011 to 12/31/2011.........  $ 7.81316    $ 7.90544            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99817    $ 8.86623            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08161    $10.39352            0
   01/01/2008 to 12/31/2008.........  $10.39352    $ 7.09576            0
   01/01/2009 to 12/31/2009.........  $ 7.09576    $ 8.84173            0
   01/01/2010 to 12/31/2010.........  $ 8.84173    $ 9.66838            0
   01/01/2011 to 12/31/2011.........  $ 9.66838    $ 9.13597            0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09627    $ 9.84748            0
   01/01/2008 to 12/31/2008.........  $ 9.84748    $ 6.25989            0
   01/01/2009 to 12/31/2009.........  $ 6.25989    $ 8.19774            0
   01/01/2010 to 12/31/2010.........  $ 8.19774    $10.93692            0
   01/01/2011 to 12/31/2011.........  $10.93692    $10.59155            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09240    $ 9.43184            0
   01/01/2008 to 12/31/2008.........  $ 9.43184    $ 6.48284            0
   01/01/2009 to 12/31/2009.........  $ 6.48284    $ 8.05172            0
   01/01/2010 to 12/31/2010.........  $ 8.05172    $ 9.92121            0
   01/01/2011 to 12/31/2011.........  $ 9.92121    $ 9.12303            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06940    $10.17909       15,839
   01/01/2008 to 12/31/2008.........  $10.17909    $ 7.37218       17,054
   01/01/2009 to 12/31/2009.........  $ 7.37218    $ 8.95004       21,617
   01/01/2010 to 12/31/2010.........  $ 8.95004    $ 9.76253       24,155
   01/01/2011 to 12/31/2011.........  $ 9.76253    $ 9.73710       21,612
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09050    $ 9.46330            0
   01/01/2008 to 12/31/2008.........  $ 9.46330    $ 5.37837            0
   01/01/2009 to 12/31/2009.........  $ 5.37837    $ 6.51148            0
   01/01/2010 to 12/31/2010.........  $ 6.51148    $ 7.21138            0
   01/01/2011 to 12/31/2011.........  $ 7.21138    $ 6.93698            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00660    $10.58572            0
   01/01/2008 to 12/31/2008.........  $10.58572    $10.10058            0
   01/01/2009 to 12/31/2009.........  $10.10058    $11.07476            0
   01/01/2010 to 12/31/2010.........  $11.07476    $11.45282            0
   01/01/2011 to 12/31/2011.........  $11.45282    $11.66279            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14498    $10.05385           0
   01/01/2008 to 12/31/2008.........  $10.05385    $ 5.84358           0
   01/01/2009 to 12/31/2009.........  $ 5.84358    $ 8.76503           0
   01/01/2010 to 12/31/2010.........  $ 8.76503    $ 9.92720           0
   01/01/2011 to 12/31/2011.........  $ 9.92720    $ 9.54415           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17994    $11.61278           0
   01/01/2008 to 12/31/2008.........  $11.61278    $ 5.67991           0
   01/01/2009 to 12/31/2009.........  $ 5.67991    $ 8.29598           0
   01/01/2010 to 12/31/2010.........  $ 8.29598    $ 9.77266           0
   01/01/2011 to 12/31/2011.........  $ 9.77266    $ 8.13173           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12975    $10.33392           0
   01/01/2008 to 12/31/2008.........  $10.33392    $ 5.82845           0
   01/01/2009 to 12/31/2009.........  $ 5.82845    $ 7.32065           0
   01/01/2010 to 12/31/2010.........  $ 7.32065    $ 8.20731           0
   01/01/2011 to 12/31/2011.........  $ 8.20731    $ 7.74927           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99817    $ 9.97260           0
   01/01/2008 to 12/31/2008.........  $ 9.97260    $ 9.24471           0
   01/01/2009 to 12/31/2009.........  $ 9.24471    $10.09245           0
   01/01/2010 to 12/31/2010.........  $10.09245    $10.63976           0
   01/01/2011 to 12/31/2011.........  $10.63976    $11.03259           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07796    $ 6.61786       2,993
   01/01/2009 to 12/31/2009.........  $ 6.61786    $ 8.41779       2,428
   01/01/2010 to 12/31/2010.........  $ 8.41779    $ 9.07537       7,480
   01/01/2011 to 12/31/2011.........  $ 9.07537    $ 8.72737       5,900
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08884    $ 7.64220           0
   01/01/2009 to 12/31/2009.........  $ 7.64220    $ 9.08572           0
   01/01/2010 to 12/31/2010.........  $ 9.08572    $10.42831           0
   01/01/2011 to 12/31/2011.........  $10.42831    $10.90732           0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26785    $ 7.01546           0
   01/01/2009 to 12/31/2009.........  $ 7.01546    $ 8.97435           0
   01/01/2010 to 12/31/2010.........  $ 8.97435    $10.65388           0
   01/01/2011 to 12/31/2011.........  $10.65388    $10.99247           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38554    $ 5.25169         0
   01/01/2009 to 12/31/2009.........  $ 5.25169    $ 5.90678         0
   01/01/2010 to 12/31/2010.........  $ 5.90678    $ 6.40803         0
   01/01/2011 to 12/31/2011.........  $ 6.40803    $ 5.40014         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15177    $ 8.30432         0
   01/01/2009 to 12/31/2009.........  $ 8.30432    $ 9.70953         0
   01/01/2010 to 12/31/2010.........  $ 9.70953    $ 9.76564         0
   01/01/2011 to 12/31/2011.........  $ 9.76564    $10.51660         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16527    $ 6.07342         0
   01/01/2009 to 12/31/2009.........  $ 6.07342    $ 7.37093         0
   01/01/2010 to 12/31/2010.........  $ 7.37093    $ 8.92062         0
   01/01/2011 to 12/31/2011.........  $ 8.92062    $ 8.56861         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11050    $ 6.69071         0
   01/01/2009 to 12/31/2009.........  $ 6.69071    $ 8.48889         0
   01/01/2010 to 12/31/2010.........  $ 8.48889    $ 9.39644         0
   01/01/2011 to 12/31/2011.........  $ 9.39644    $ 9.47723         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24128    $ 6.24761         0
   01/01/2009 to 12/31/2009.........  $ 6.24761    $ 7.29922         0
   01/01/2010 to 12/31/2010.........  $ 7.29922    $ 8.05893         0
   01/01/2011 to 12/31/2011.........  $ 8.05893    $ 7.78081         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07228    $ 6.17591         0
   01/01/2009 to 12/31/2009.........  $ 6.17591    $ 8.35410         0
   01/01/2010 to 12/31/2010.........  $ 8.35410    $10.49190         0
   01/01/2011 to 12/31/2011.........  $10.49190    $ 9.96413         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18826    $ 6.43927         0
   01/01/2009 to 12/31/2009.........  $ 6.43927    $ 8.24163         0
   01/01/2010 to 12/31/2010.........  $ 8.24163    $ 9.70854         0
   01/01/2011 to 12/31/2011.........  $ 9.70854    $ 9.12226         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25876    $ 5.49681         0
   01/01/2009 to 12/31/2009.........  $ 5.49681    $ 6.87529         0
   01/01/2010 to 12/31/2010.........  $ 6.87529    $ 8.38415         0
   01/01/2011 to 12/31/2011.........  $ 8.38415    $ 8.58921         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11340    $ 6.78353         0
   01/01/2009 to 12/31/2009.........  $ 6.78353    $ 8.37013         0
   01/01/2010 to 12/31/2010.........  $ 8.37013    $10.29153         0
   01/01/2011 to 12/31/2011.........  $10.29153    $10.19397         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22840    $ 7.15154         0
   01/01/2009 to 12/31/2009.........  $ 7.15154    $ 8.42077         0
   01/01/2010 to 12/31/2010.........  $ 8.42077    $10.05549         0
   01/01/2011 to 12/31/2011.........  $10.05549    $ 9.43076         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27798    $ 7.24081         0
   01/01/2009 to 12/31/2009.........  $ 7.24081    $ 7.59949         0
   01/01/2010 to 12/31/2010.........  $ 7.59949    $ 8.59803         0
   01/01/2011 to 12/31/2011.........  $ 8.59803    $ 8.56603         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09843    $ 7.18764         0
   01/01/2009 to 12/31/2009.........  $ 7.18764    $ 7.78380         0
   01/01/2010 to 12/31/2010.........  $ 7.78380    $ 8.06522         0
   01/01/2011 to 12/31/2011.........  $ 8.06522    $ 9.26899         0


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.30%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.92544     $8.42904            0
   01/01/2010 to 12/31/2010.........   $8.42904     $9.22519            0
   01/01/2011 to 12/31/2011.........   $9.22519     $8.77804            0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.16563     $8.85106        1,878
   01/01/2010 to 12/31/2010.........   $8.85106     $9.83777        1,876
   01/01/2011 to 12/31/2011.........   $9.83777     $9.62752        1,874
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.66769     $7.00100            0
   01/01/2010 to 12/31/2010.........   $7.00100     $7.79090            0
   01/01/2011 to 12/31/2011.........   $7.79090     $7.88773            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.29268     $8.74980            0
   01/01/2010 to 12/31/2010.........   $8.74980     $9.60608            0
   01/01/2011 to 12/31/2011.........   $9.60608     $9.27594            0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........   $9.99813     $9.12924            0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.49634     $6.93468            0
   01/01/2010 to 12/31/2010.........   $6.93468     $7.62200            0
   01/01/2011 to 12/31/2011.........   $7.62200     $7.41393            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.61065     $8.09615       36,365
   01/01/2010 to 12/31/2010.........   $8.09615     $8.97247       33,933
   01/01/2011 to 12/31/2011.........   $8.97247     $8.55797       31,699

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.74434    $ 8.27074           0
   01/01/2010 to 12/31/2010.........   $8.27074    $ 9.24411           0
   01/01/2011 to 12/31/2011.........   $9.24411    $ 8.82049           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.43093    $ 8.82455           0
   01/01/2010 to 12/31/2010.........   $8.82455    $ 9.65406           0
   01/01/2011 to 12/31/2011.........   $9.65406    $ 9.26559           0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.07417    $ 7.64885           0
   01/01/2010 to 12/31/2010.........   $7.64885    $ 9.62208           0
   01/01/2011 to 12/31/2011.........   $9.62208    $10.02565           0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.55699    $ 7.21994           0
   01/01/2010 to 12/31/2010.........   $7.21994    $ 9.35446           0
   01/01/2011 to 12/31/2011.........   $9.35446    $ 7.94511           0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........   $7.42994    $ 8.85937           0
   01/01/2010 to 12/31/2010.........   $8.85937    $ 9.81382           0
   01/01/2011 to 12/31/2011.........   $9.81382    $ 9.35607           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.57416    $ 8.06343       3,269
   01/01/2010 to 12/31/2010.........   $8.06343    $ 9.01404       3,002
   01/01/2011 to 12/31/2011.........   $9.01404    $ 8.67886       2,763
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.18437    $ 7.51985           0
   01/01/2010 to 12/31/2010.........   $7.51985    $ 8.74860           0
   01/01/2011 to 12/31/2011.........   $8.74860    $ 8.02042           0
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009.........   $5.70316    $ 8.05078           0
   01/01/2010 to 12/31/2010.........   $8.05078    $ 9.45927           0
   01/01/2011 to 12/31/2011.........   $9.45927    $ 8.78060           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........   $6.93604    $ 8.85314           0
   01/01/2010 to 12/31/2010.........   $8.85314    $ 9.54416           0
   01/01/2011 to 12/31/2011.........   $9.54416    $ 8.96037           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.71144    $ 6.87620         0
   01/01/2010 to 12/31/2010.........  $ 6.87620    $ 7.58756         0
   01/01/2011 to 12/31/2011.........  $ 7.58756    $ 7.00767         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.90312    $ 9.24189         0
   01/01/2010 to 12/31/2010.........  $ 9.24189    $10.82478         0
   01/01/2011 to 12/31/2011.........  $10.82478    $10.26633         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.37788    $ 9.44603         0
   01/01/2010 to 12/31/2010.........  $ 9.44603    $11.70488         0
   01/01/2011 to 12/31/2011.........  $11.70488    $11.59068         0
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.11245    $10.12384         0
   01/01/2010 to 12/31/2010.........  $10.12384    $11.23190         0
   01/01/2011 to 12/31/2011.........  $11.23190    $11.32784         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.22648    $ 8.80378         0
   01/01/2010 to 12/31/2010.........  $ 8.80378    $ 9.79464         0
   01/01/2011 to 12/31/2011.........  $ 9.79464    $ 9.51996         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.74199    $ 9.14747         0
   01/01/2010 to 12/31/2010.........  $ 9.14747    $ 9.97866         0
   01/01/2011 to 12/31/2011.........  $ 9.97866    $ 9.70492         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.43606    $ 7.10356         0
   01/01/2010 to 12/31/2010.........  $ 7.10356    $ 7.95038         0
   01/01/2011 to 12/31/2011.........  $ 7.95038    $ 6.76716         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.63892    $ 7.29345         0
   01/01/2010 to 12/31/2010.........  $ 7.29345    $ 7.91949         0
   01/01/2011 to 12/31/2011.........  $ 7.91949    $ 6.76988         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009........  $ 9.98124    $10.83235         0
   01/01/2010 to 12/31/2010.........  $10.83235    $11.73319         0
   01/01/2011 to 12/31/2011.........  $11.73319    $12.89680         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.03328    $ 9.28661       1,819
   01/01/2010 to 12/31/2010.........  $ 9.28661    $ 9.74184       1,817
   01/01/2011 to 12/31/2011.........  $ 9.74184    $ 9.54506       1,815
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08352    $10.28232           0
   01/01/2010 to 12/31/2010.........  $10.28232    $11.18824           0
   01/01/2011 to 12/31/2011.........  $11.18824    $11.00912           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14490    $10.29212           0
   01/01/2010 to 12/31/2010.........  $10.29212    $11.44115           0
   01/01/2011 to 12/31/2011.........  $11.44115    $10.52721           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.85897    $ 7.85183           0
   01/01/2010 to 12/31/2010.........  $ 7.85183    $ 8.22542           0
   01/01/2011 to 12/31/2011.........  $ 8.22542    $ 7.30477           0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.03790    $ 6.36697           0
   01/01/2010 to 12/31/2010.........  $ 6.36697    $ 7.04275           0
   01/01/2011 to 12/31/2011.........  $ 7.04275    $ 6.59641           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.51157    $10.23808           0
   01/01/2010 to 12/31/2010.........  $10.23808    $11.35019           0
   01/01/2011 to 12/31/2011.........  $11.35019    $12.22360           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.94385    $ 7.54279           0
   01/01/2010 to 12/31/2010.........  $ 7.54279    $ 8.82931           0
   01/01/2011 to 12/31/2011.........  $ 8.82931    $ 8.55196           0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.51256    $ 8.63106           0
   01/01/2010 to 12/31/2010.........  $ 8.63106    $ 9.45324           0
   01/01/2011 to 12/31/2011.........  $ 9.45324    $ 8.95124           0
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.71209    $ 8.12328           0
   01/01/2010 to 12/31/2010.........  $ 8.12328    $ 8.95553           0
   01/01/2011 to 12/31/2011.........  $ 8.95553    $ 8.70218           0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.03421    $ 7.98530           0
   01/01/2010 to 12/31/2010.........  $ 7.98530    $ 9.64843           0
   01/01/2011 to 12/31/2011.........  $ 9.64843    $ 9.10597           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.06646    $ 9.92051         0
   01/01/2010 to 12/31/2010.........  $ 9.92051    $ 9.69962         0
   01/01/2011 to 12/31/2011.........  $ 9.69962    $ 9.48362         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.73792    $ 7.75926         0
   01/01/2010 to 12/31/2010.........  $ 7.75926    $ 9.36222         0
   01/01/2011 to 12/31/2011.........  $ 9.36222    $ 8.92438         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02804    $10.06014         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.96325    $ 7.38062         0
   01/01/2010 to 12/31/2010.........  $ 7.38062    $ 9.28346         0
   01/01/2011 to 12/31/2011.........  $ 9.28346    $ 9.22775         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.21815    $ 7.54307         0
   01/01/2010 to 12/31/2010.........  $ 7.54307    $ 8.86776         0
   01/01/2011 to 04/29/2011.........  $ 8.86776    $ 9.92672         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.15559    $ 9.04724         0
   01/01/2010 to 12/31/2010.........  $ 9.04724    $10.81315         0
   01/01/2011 to 12/31/2011.........  $10.81315    $ 8.42720         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.48472    $10.98807         0
   01/01/2010 to 12/31/2010.........  $10.98807    $11.15954         0
   01/01/2011 to 12/31/2011.........  $11.15954    $11.15386         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.41118    $11.51084         0
   01/01/2010 to 12/31/2010.........  $11.51084    $12.12007         0
   01/01/2011 to 12/31/2011.........  $12.12007    $12.22416         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.35552    $ 9.66599         0
   01/01/2010 to 12/31/2010.........  $ 9.66599    $10.44729         0
   01/01/2011 to 12/31/2011.........  $10.44729    $10.31420         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01805    $10.06000         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.46464    $ 6.93611         0
   01/01/2010 to 12/31/2010.........  $ 6.93611    $ 7.80035         0
   01/01/2011 to 12/31/2011.........  $ 7.80035    $ 7.88863         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99813    $ 8.86330         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.19702    $ 8.83111         0
   01/01/2010 to 12/31/2010.........  $ 8.83111    $ 9.65207         0
   01/01/2011 to 12/31/2011.........  $ 9.65207    $ 9.11620         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.24710    $ 8.18814         0
   01/01/2010 to 12/31/2010.........  $ 8.18814    $10.91881         0
   01/01/2011 to 12/31/2011.........  $10.91881    $10.56883         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.20681    $ 8.04226         0
   01/01/2010 to 12/31/2010.........  $ 8.04226    $ 9.90483         0
   01/01/2011 to 12/31/2011.........  $ 9.90483    $ 9.10347         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.39744    $ 8.93948         0
   01/01/2010 to 12/31/2010.........  $ 8.93948    $ 9.74625         0
   01/01/2011 to 12/31/2011.........  $ 9.74625    $ 9.71612         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.09682    $ 6.50369         0
   01/01/2010 to 12/31/2010.........  $ 6.50369    $ 7.19941         0
   01/01/2011 to 12/31/2011.........  $ 7.19941    $ 6.92217         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.99084    $11.06172         0
   01/01/2010 to 12/31/2010.........  $11.06172    $11.43374         0
   01/01/2011 to 12/31/2011.........  $11.43374    $11.63767         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.65184    $ 8.75462         0
   01/01/2010 to 12/31/2010.........  $ 8.75462    $ 9.91060         0
   01/01/2011 to 12/31/2011.........  $ 9.91060    $ 9.52354         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.21327    $ 8.28615         0
   01/01/2010 to 12/31/2010.........  $ 8.28615    $ 9.75631         0
   01/01/2011 to 12/31/2011.........  $ 9.75631    $ 8.11414         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.77151    $ 7.31205           0
   01/01/2010 to 12/31/2010.........  $ 7.31205    $ 8.19375           0
   01/01/2011 to 12/31/2011.........  $ 8.19375    $ 7.73276           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.37388    $10.08210           0
   01/01/2010 to 12/31/2010.........  $10.08210    $10.62366           0
   01/01/2011 to 12/31/2011.........  $10.62366    $11.01053           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009.........  $ 6.61241    $ 8.41089       1,312
   01/01/2010 to 12/31/2010.........  $ 8.41089    $ 9.06354           0
   01/01/2011 to 12/31/2011.........  $ 9.06354    $ 8.71179           0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.25230    $ 9.07815           0
   01/01/2010 to 12/31/2010.........  $ 9.07815    $10.41448           0
   01/01/2011 to 12/31/2011.........  $10.41448    $10.88759           0
PROFUND VP CONSUMER SERVICES
   05/01/2009 to 12/31/2009.........  $ 7.26059    $ 8.96705           0
   01/01/2010 to 12/31/2010.........  $ 8.96705    $10.64011           0
   01/01/2011 to 12/31/2011.........  $10.64011    $10.97300           0
PROFUND VP FINANCIALS
   05/01/2009 to 12/31/2009.........  $ 4.50851    $ 5.90187           0
   01/01/2010 to 12/31/2010.........  $ 5.90187    $ 6.39953           0
   01/01/2011 to 12/31/2011.........  $ 6.39953    $ 5.39030           0
PROFUND VP HEALTH CARE
   05/01/2009 to 12/31/2009.........  $ 7.57897    $ 9.70155           0
   01/01/2010 to 12/31/2010.........  $ 9.70155    $ 9.75290           0
   01/01/2011 to 12/31/2011.........  $ 9.75290    $10.49777           0
PROFUND VP INDUSTRIALS
   05/01/2009 to 12/31/2009.........  $ 5.83384    $ 7.36507           0
   01/01/2010 to 12/31/2010.........  $ 7.36507    $ 8.90907           0
   01/01/2011 to 12/31/2011.........  $ 8.90907    $ 8.55332           0
PROFUND VP LARGE-CAP GROWTH
   05/01/2009 to 12/31/2009.........  $ 6.76288    $ 8.48191           0
   01/01/2010 to 12/31/2010.........  $ 8.48191    $ 9.38415           0
   01/01/2011 to 12/31/2011.........  $ 9.38415    $ 9.46038           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP LARGE-CAP VALUE
   05/01/2009 to 12/31/2009.........  $ 5.76993    $ 7.29331         0
   01/01/2010 to 12/31/2010.........  $ 7.29331    $ 8.04843         0
   01/01/2011 to 12/31/2011.........  $ 8.04843    $ 7.76682         0
PROFUND VP MID-CAP GROWTH
   05/01/2009 to 12/31/2009.........  $ 6.59483    $ 8.34729         0
   01/01/2010 to 12/31/2010.........  $ 8.34729    $10.47825         0
   01/01/2011 to 12/31/2011.........  $10.47825    $ 9.94631         0
PROFUND VP MID-CAP VALUE
   05/01/2009 to 12/31/2009.........  $ 6.40367    $ 8.23472         0
   01/01/2010 to 12/31/2010.........  $ 8.23472    $ 9.69569         0
   01/01/2011 to 12/31/2011.........  $ 9.69569    $ 9.10578         0
PROFUND VP REAL ESTATE
   05/01/2009 to 12/31/2009.........  $ 4.71423    $ 6.86971         0
   01/01/2010 to 12/31/2010.........  $ 6.86971    $ 8.37328         0
   01/01/2011 to 12/31/2011.........  $ 8.37328    $ 8.57387         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2009 to 12/31/2009.........  $ 6.66099    $ 8.36326         0
   01/01/2010 to 12/31/2010.........  $ 8.36326    $10.27809         0
   01/01/2011 to 12/31/2011.........  $10.27809    $10.17580         0
PROFUND VP SMALL-CAP VALUE
   05/01/2009 to 12/31/2009.........  $ 6.76369    $ 8.41396         0
   01/01/2010 to 12/31/2010.........  $ 8.41396    $10.04239         0
   01/01/2011 to 12/31/2011.........  $10.04239    $ 9.41387         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2009 to 12/31/2009.........  $ 7.00314    $ 7.59340         0
   01/01/2010 to 12/31/2010.........  $ 7.59340    $ 8.58692         0
   01/01/2011 to 12/31/2011.........  $ 8.58692    $ 8.55072         0
PROFUND VP UTILITIES
   05/01/2009 to 12/31/2009.........  $ 6.50308    $ 7.77748         0
   01/01/2010 to 12/31/2010.........  $ 7.77748    $ 8.05488         0
   01/01/2011 to 12/31/2011.........  $ 8.05488    $ 9.25256         0


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                     ROLL UP AND HAV DEATH BENEFIT (2.35%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06916     $6.92933           0
   01/01/2009 to 12/31/2009.........  $ 6.92933     $8.41901           0
   01/01/2010 to 12/31/2010.........  $ 8.41901     $9.20967           0
   01/01/2011 to 12/31/2011.........  $ 9.20967     $8.75896           0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.29473     $7.17010           0
   01/01/2009 to 12/31/2009.........  $ 7.17010     $8.84062           0
   01/01/2010 to 12/31/2010.........  $ 8.84062     $9.82127           0
   01/01/2011 to 12/31/2011.........  $ 9.82127     $9.60650           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.07747     $6.07709           0
   01/01/2009 to 12/31/2009.........  $ 6.07709     $6.99273           0
   01/01/2010 to 12/31/2010.........  $ 6.99273     $7.77801           0
   01/01/2011 to 12/31/2011.........  $ 7.77801     $7.87082           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17110     $7.25451           0
   01/01/2009 to 12/31/2009.........  $ 7.25451     $8.73905       1,252
   01/01/2010 to 12/31/2010.........  $ 8.73905     $9.58957         641
   01/01/2011 to 12/31/2011.........  $ 9.58957     $9.25563         590
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99809     $9.12624           0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.32427     $5.99482           0
   01/01/2009 to 12/31/2009.........  $ 5.99482     $6.92638           0
   01/01/2010 to 12/31/2010.........  $ 6.92638     $7.60913           0
   01/01/2011 to 12/31/2011.........  $ 7.60913     $7.39785           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99873    $ 9.33046           0
   01/01/2010 to 12/31/2010.........  $ 9.33046    $10.08006           0
   01/01/2011 to 12/31/2011.........  $10.08006    $10.79797           0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02955    $12.12416           0
   01/01/2009 to 12/31/2009.........  $12.12416    $11.12864           0
   01/01/2010 to 12/31/2010.........  $11.12864    $12.08900           0
   01/01/2011 to 12/31/2011.........  $12.08900    $13.41541           0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02952    $12.18124           0
   01/01/2009 to 12/31/2009.........  $12.18124    $10.98465           0
   01/01/2010 to 12/31/2010.........  $10.98465    $11.95143           0
   01/01/2011 to 12/31/2011.........  $11.95143    $13.54226           0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99873    $ 8.74417           0
   01/01/2010 to 12/31/2010.........  $ 8.74417    $ 9.55502           0
   01/01/2011 to 12/31/2011.........  $ 9.55502    $11.07928           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99745    $10.95233       1,256
   01/01/2011 to 12/31/2011.........  $10.95233    $12.87327           0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99809    $11.95968       1,411
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.96136    $ 6.60409           0
   01/01/2009 to 12/31/2009.........  $ 6.60409    $ 8.08658           0
   01/01/2010 to 12/31/2010.........  $ 8.08658    $ 8.95750           0
   01/01/2011 to 12/31/2011.........  $ 8.95750    $ 8.53947           0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09909    $ 6.66803           0
   01/01/2009 to 12/31/2009.........  $ 6.66803    $ 8.26396           0
   01/01/2010 to 12/31/2010.........  $ 8.26396    $ 9.23209           0
   01/01/2011 to 12/31/2011.........  $ 9.23209    $ 8.80468           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08091    $ 7.31417           0
   01/01/2009 to 12/31/2009.........  $ 7.31417    $ 8.81729         922
   01/01/2010 to 12/31/2010.........  $ 8.81729    $ 9.64125         472
   01/01/2011 to 12/31/2011.........  $ 9.64125    $ 9.24880         435

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.43164    $ 5.92718           0
   01/01/2009 to 12/31/2009.........  $ 5.92718    $ 7.63973           0
   01/01/2010 to 12/31/2010.........  $ 7.63973    $ 9.60577           0
   01/01/2011 to 12/31/2011.........  $ 9.60577    $10.00379           0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.64567    $ 8.04260           0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12816    $ 5.56378           0
   01/01/2009 to 12/31/2009.........  $ 5.56378    $ 7.21128           0
   01/01/2010 to 12/31/2010.........  $ 7.21128    $ 9.33864           0
   01/01/2011 to 12/31/2011.........  $ 9.33864    $ 7.92780           0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10342    $ 7.47366           0
   01/01/2009 to 12/31/2009.........  $ 7.47366    $ 8.85204           0
   01/01/2010 to 12/31/2010.........  $ 8.85204    $ 9.80083           0
   01/01/2011 to 12/31/2011.........  $ 9.80083    $ 9.33910           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02459    $ 6.65578           0
   01/01/2009 to 12/31/2009.........  $ 6.65578    $ 8.05364       1,077
   01/01/2010 to 12/31/2010.........  $ 8.05364    $ 8.99876         551
   01/01/2011 to 12/31/2011.........  $ 8.99876    $ 8.65983         508
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17024    $ 6.10248           0
   01/01/2009 to 12/31/2009.........  $ 6.10248    $ 7.51087           0
   01/01/2010 to 12/31/2010.........  $ 7.51087    $ 8.73399           0
   01/01/2011 to 12/31/2011.........  $ 8.73399    $ 8.00320           0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99810    $ 7.45064           0
   01/01/2009 to 11/13/2009.........  $ 7.45064    $ 8.28542           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17477    $ 6.09512           0
   01/01/2009 to 12/31/2009.........  $ 6.09512    $ 8.04522           0
   01/01/2010 to 12/31/2010.........  $ 8.04522    $ 9.44815           0
   01/01/2011 to 12/31/2011.........  $ 9.44815    $ 8.76602           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.96101    $ 6.05812           0
   01/01/2009 to 12/31/2009.........  $ 6.05812    $ 8.84254           0
   01/01/2010 to 12/31/2010.........  $ 8.84254    $ 9.52813           0
   01/01/2011 to 12/31/2011.........  $ 9.52813    $ 8.94099           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.31731    $ 5.89787         0
   01/01/2009 to 12/31/2009.........  $ 5.89787    $ 6.86791         0
   01/01/2010 to 12/31/2010.........  $ 6.86791    $ 7.57471         0
   01/01/2011 to 12/31/2011.........  $ 7.57471    $ 6.99241         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.29960    $ 6.01433         0
   01/01/2009 to 12/31/2009.........  $ 6.01433    $ 9.23099         0
   01/01/2010 to 12/31/2010.........  $ 9.23099    $10.80694         0
   01/01/2011 to 12/31/2011.........  $10.80694    $10.24435         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03298    $ 7.61659         0
   01/01/2009 to 12/31/2009.........  $ 7.61659    $ 9.43936         0
   01/01/2010 to 12/31/2010.........  $ 9.43936    $11.69095         0
   01/01/2011 to 12/31/2011.........  $11.69095    $11.57124         0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.57606    $ 7.63518         0
   01/01/2009 to 12/31/2009.........  $ 7.63518    $10.11187         0
   01/01/2010 to 12/31/2010.........  $10.11187    $11.21315         0
   01/01/2011 to 12/31/2011.........  $11.21315    $11.30334         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11161    $ 7.10814         0
   01/01/2009 to 12/31/2009.........  $ 7.10814    $ 8.79659         0
   01/01/2010 to 12/31/2010.........  $ 8.79659    $ 9.78186         0
   01/01/2011 to 12/31/2011.........  $ 9.78186    $ 9.50290         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08910    $ 7.58214         0
   01/01/2009 to 12/31/2009.........  $ 7.58214    $ 9.14005         0
   01/01/2010 to 12/31/2010.........  $ 9.14005    $ 9.96566         0
   01/01/2011 to 12/31/2011.........  $ 9.96566    $ 9.68750         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.46863    $ 5.36782         0
   01/01/2009 to 12/31/2009.........  $ 5.36782    $ 7.09511         0
   01/01/2010 to 12/31/2010.........  $ 7.09511    $ 7.93701         0
   01/01/2011 to 12/31/2011.........  $ 7.93701    $ 6.75250         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.85418    $ 5.71367         0
   01/01/2009 to 12/31/2009.........  $ 5.71367    $ 7.28482         0
   01/01/2010 to 12/31/2010.........  $ 7.28482    $ 7.90617         0
   01/01/2011 to 12/31/2011.........  $ 7.90617    $ 6.75513         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009........  $ 9.98123    $10.82874         0
   01/01/2010 to 12/31/2010.........  $10.82874    $11.72359         0
   01/01/2011 to 12/31/2011.........  $11.72359    $12.88004         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19149    $ 7.78061         0
   01/01/2009 to 12/31/2009.........  $ 7.78061    $ 9.27562         0
   01/01/2010 to 12/31/2010.........  $ 9.27562    $ 9.72566         0
   01/01/2011 to 12/31/2011.........  $ 9.72566    $ 9.52449         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08348    $10.28166         0
   01/01/2010 to 12/31/2010.........  $10.28166    $11.18209         0
   01/01/2011 to 12/31/2011.........  $11.18209    $10.99770         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14486    $10.29146         0
   01/01/2010 to 12/31/2010.........  $10.29146    $11.43481         0
   01/01/2011 to 12/31/2011.........  $11.43481    $10.51624         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.03661    $ 5.90744         0
   01/01/2009 to 12/31/2009.........  $ 5.90744    $ 7.84259         0
   01/01/2010 to 12/31/2010.........  $ 7.84259    $ 8.21171         0
   01/01/2011 to 12/31/2011.........  $ 8.21171    $ 7.28888         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12771    $ 5.44996         0
   01/01/2009 to 12/31/2009.........  $ 5.44996    $ 6.35937         0
   01/01/2010 to 12/31/2010.........  $ 6.35937    $ 7.03076         0
   01/01/2011 to 12/31/2011.........  $ 7.03076    $ 6.58186         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.35209    $ 7.77570         0
   01/01/2009 to 12/31/2009.........  $ 7.77570    $10.22579         0
   01/01/2010 to 12/31/2010.........  $10.22579    $11.33096         0
   01/01/2011 to 12/31/2011.........  $11.33096    $12.19693         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.95528    $ 5.94265         0
   01/01/2009 to 12/31/2009.........  $ 5.94265    $ 7.53376         0
   01/01/2010 to 12/31/2010.........  $ 7.53376    $ 8.81447         0
   01/01/2011 to 12/31/2011.........  $ 8.81447    $ 8.53343         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14419    $ 6.70967         0
   01/01/2009 to 12/31/2009.........  $ 6.70967    $ 8.62094         0
   01/01/2010 to 12/31/2010.........  $ 8.62094    $ 9.43754         0
   01/01/2011 to 12/31/2011.........  $ 9.43754    $ 8.93200         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.34799    $ 6.68086         0
   01/01/2009 to 12/31/2009.........  $ 6.68086    $ 8.11370         0
   01/01/2010 to 12/31/2010.........  $ 8.11370    $ 8.94066         0
   01/01/2011 to 12/31/2011.........  $ 8.94066    $ 8.68354         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.72008    $ 5.87769         0
   01/01/2009 to 12/31/2009.........  $ 5.87769    $ 7.97555         0
   01/01/2010 to 12/31/2010.........  $ 7.97555    $ 9.63188         0
   01/01/2011 to 12/31/2011.........  $ 9.63188    $ 9.08589         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.13338    $10.11730         0
   01/01/2009 to 12/31/2009.........  $10.11730    $ 9.90902         0
   01/01/2010 to 12/31/2010.........  $ 9.90902    $ 9.68355         0
   01/01/2011 to 12/31/2011.........  $ 9.68355    $ 9.46336         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.62668    $ 5.64001         0
   01/01/2009 to 12/31/2009.........  $ 5.64001    $ 7.74993         0
   01/01/2010 to 12/31/2010.........  $ 7.74993    $ 9.34633         0
   01/01/2011 to 12/31/2011.........  $ 9.34633    $ 8.90497         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02800    $10.05926         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.51938    $ 5.81343         0
   01/01/2009 to 12/31/2009.........  $ 5.81343    $ 7.37175         0
   01/01/2010 to 12/31/2010.........  $ 7.37175    $ 9.26770         0
   01/01/2011 to 12/31/2011.........  $ 9.26770    $ 9.20769         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12501    $ 6.29175         0
   01/01/2009 to 12/31/2009.........  $ 6.29175    $ 7.53408         0
   01/01/2010 to 12/31/2010.........  $ 7.53408    $ 8.85289         0
   01/01/2011 to 04/29/2011.........  $ 8.85289    $ 9.90856         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10084    $ 5.55712         0
   01/01/2009 to 12/31/2009.........  $ 5.55712    $ 9.04069         0
   01/01/2010 to 12/31/2010.........  $ 9.04069    $10.80008         0
   01/01/2011 to 12/31/2011.........  $10.80008    $ 8.41294         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.47914    $10.19085         0
   01/01/2009 to 12/31/2009.........  $10.19085    $10.97507         0
   01/01/2010 to 12/31/2010.........  $10.97507    $11.14074         0
   01/01/2011 to 12/31/2011.........  $11.14074    $11.12973         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.83184    $10.09881         0
   01/01/2009 to 12/31/2009.........  $10.09881    $11.49721         0
   01/01/2010 to 12/31/2010.........  $11.49721    $12.09978         0
   01/01/2011 to 12/31/2011.........  $12.09978    $12.19778         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.38420    $ 8.23216         0
   01/01/2009 to 12/31/2009.........  $ 8.23216    $ 9.65455         0
   01/01/2010 to 12/31/2010.........  $ 9.65455    $10.42982         0
   01/01/2011 to 12/31/2011.........  $10.42982    $10.29184         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01801    $10.05916         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.26638    $ 5.82066         0
   01/01/2009 to 12/31/2009.........  $ 5.82066    $ 6.92791         0
   01/01/2010 to 12/31/2010.........  $ 6.92791    $ 7.78733         0
   01/01/2011 to 12/31/2011.........  $ 7.78733    $ 7.87158         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99809    $ 8.86036         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12059    $ 7.08586         0
   01/01/2009 to 12/31/2009.........  $ 7.08586    $ 8.82075         0
   01/01/2010 to 12/31/2010.........  $ 8.82075    $ 9.63600         0
   01/01/2011 to 12/31/2011.........  $ 9.63600    $ 9.09651         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.43869    $ 6.25113         0
   01/01/2009 to 12/31/2009.........  $ 6.25113    $ 8.17829         0
   01/01/2010 to 12/31/2010.........  $ 8.17829    $10.90035         0
   01/01/2011 to 12/31/2011.........  $10.90035    $10.54577         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.32205    $ 6.47383         0
   01/01/2009 to 12/31/2009.........  $ 6.47383    $ 8.03269         0
   01/01/2010 to 12/31/2010.........  $ 8.03269    $ 9.88822         0
   01/01/2011 to 12/31/2011.........  $ 9.88822    $ 9.08373         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.01242    $ 7.36181         0
   01/01/2009 to 12/31/2009.........  $ 7.36181    $ 8.92871         0
   01/01/2010 to 12/31/2010.........  $ 8.92871    $ 9.72969         0
   01/01/2011 to 12/31/2011.........  $ 9.72969    $ 9.69497         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 8.99802    $ 5.37079         0
   01/01/2009 to 12/31/2009.........  $ 5.37079    $ 6.49596         0
   01/01/2010 to 12/31/2010.........  $ 6.49596    $ 7.18720         0
   01/01/2011 to 12/31/2011.........  $ 7.18720    $ 6.90707         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.96697    $10.08645         0
   01/01/2009 to 12/31/2009.........  $10.08645    $11.04844         0
   01/01/2010 to 12/31/2010.........  $11.04844    $11.41433         0
   01/01/2011 to 12/31/2011.........  $11.41433    $11.61219         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.58984    $ 5.83535         0
   01/01/2009 to 12/31/2009.........  $ 5.83535    $ 8.74424         0
   01/01/2010 to 12/31/2010.........  $ 8.74424    $ 9.89407         0
   01/01/2011 to 12/31/2011.........  $ 9.89407    $ 9.50301         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.00196    $ 5.67201         0
   01/01/2009 to 12/31/2009.........  $ 5.67201    $ 8.27631         0
   01/01/2010 to 12/31/2010.........  $ 8.27631    $ 9.74001         0
   01/01/2011 to 12/31/2011.........  $ 9.74001    $ 8.09666         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.72112    $ 5.82033         0
   01/01/2009 to 12/31/2009.........  $ 5.82033    $ 7.30333         0
   01/01/2010 to 12/31/2010.........  $ 7.30333    $ 8.17987         0
   01/01/2011 to 12/31/2011.........  $ 8.17987    $ 7.71587         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.21103    $ 9.23451         0
   01/01/2009 to 12/31/2009.........  $ 9.23451    $10.07149         0
   01/01/2010 to 12/31/2010.........  $10.07149    $10.60726         0
   01/01/2011 to 12/31/2011.........  $10.60726    $10.98814         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07793    $ 6.61351         0
   01/01/2009 to 12/31/2009.........  $ 6.61351    $ 8.40410         0
   01/01/2010 to 12/31/2010.........  $ 8.40410    $ 9.05182         0
   01/01/2011 to 12/31/2011.........  $ 9.05182    $ 8.69622         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08881    $ 7.63717         0
   01/01/2009 to 12/31/2009.........  $ 7.63717    $ 9.07066         0
   01/01/2010 to 12/31/2010.........  $ 9.07066    $10.40084         0
   01/01/2011 to 12/31/2011.........  $10.40084    $10.86798         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26782    $ 7.01082         0
   01/01/2009 to 12/31/2009.........  $ 7.01082    $ 8.95960         0
   01/01/2010 to 12/31/2010.........  $ 8.95960    $10.62611         0
   01/01/2011 to 12/31/2011.........  $10.62611    $10.95322         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38552    $ 5.24823         0
   01/01/2009 to 12/31/2009.........  $ 5.24823    $ 5.89709         0
   01/01/2010 to 12/31/2010.........  $ 5.89709    $ 6.39132         0
   01/01/2011 to 12/31/2011.........  $ 6.39132    $ 5.38070         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15174    $ 8.29890         0
   01/01/2009 to 12/31/2009.........  $ 8.29890    $ 9.69378         0
   01/01/2010 to 12/31/2010.........  $ 9.69378    $ 9.74024         0
   01/01/2011 to 12/31/2011.........  $ 9.74024    $10.47907         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16525    $ 6.06947         0
   01/01/2009 to 12/31/2009.........  $ 6.06947    $ 7.35896         0
   01/01/2010 to 12/31/2010.........  $ 7.35896    $ 8.89737         0
   01/01/2011 to 12/31/2011.........  $ 8.89737    $ 8.53795         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11048    $ 6.68630         0
   01/01/2009 to 12/31/2009.........  $ 6.68630    $ 8.47507         0
   01/01/2010 to 12/31/2010.........  $ 8.47507    $ 9.37196         0
   01/01/2011 to 12/31/2011.........  $ 9.37196    $ 9.44338         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24125    $ 6.24345         0
   01/01/2009 to 12/31/2009.........  $ 6.24345    $ 7.28722         0
   01/01/2010 to 12/31/2010.........  $ 7.28722    $ 8.03774         0
   01/01/2011 to 12/31/2011.........  $ 8.03774    $ 7.75269         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07225    $ 6.17182         0
   01/01/2009 to 12/31/2009.........  $ 6.17182    $ 8.34044         0
   01/01/2010 to 12/31/2010.........  $ 8.34044    $10.46450         0
   01/01/2011 to 12/31/2011.........  $10.46450    $ 9.92844         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18823    $ 6.43508         0
   01/01/2009 to 12/31/2009.........  $ 6.43508    $ 8.22804         0
   01/01/2010 to 12/31/2010.........  $ 8.22804    $ 9.68304         0
   01/01/2011 to 12/31/2011.........  $ 9.68304    $ 9.08951         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25873    $ 5.49327         0
   01/01/2009 to 12/31/2009.........  $ 5.49327    $ 6.86406         0
   01/01/2010 to 12/31/2010.........  $ 6.86406    $ 8.36230         0
   01/01/2011 to 12/31/2011.........  $ 8.36230    $ 8.55847         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11338    $ 6.77901         0
   01/01/2009 to 12/31/2009.........  $ 6.77901    $ 8.35634         0
   01/01/2010 to 12/31/2010.........  $ 8.35634    $10.26458         0
   01/01/2011 to 12/31/2011.........  $10.26458    $10.15747         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22837    $ 7.14677         0
   01/01/2009 to 12/31/2009.........  $ 7.14677    $ 8.40693         0
   01/01/2010 to 12/31/2010.........  $ 8.40693    $10.02922         0
   01/01/2011 to 12/31/2011.........  $10.02922    $ 9.39705         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27795    $ 7.23610         0
   01/01/2009 to 12/31/2009.........  $ 7.23610    $ 7.58715         0
   01/01/2010 to 12/31/2010.........  $ 7.58715    $ 8.57564         0
   01/01/2011 to 12/31/2011.........  $ 8.57564    $ 8.53530         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09840    $ 7.18286         0
   01/01/2009 to 12/31/2009.........  $ 7.18286    $ 7.77107         0
   01/01/2010 to 12/31/2010.........  $ 7.77107    $ 8.04425         0
   01/01/2011 to 12/31/2011.........  $ 8.04425    $ 9.23592         0


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.60%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.60%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09231    $10.39306            0
   01/01/2008 to 12/31/2008.........  $10.39306    $ 6.90511       21,819
   01/01/2009 to 12/31/2009.........  $ 6.90511    $ 8.36906       25,749
   01/01/2010 to 12/31/2010.........  $ 8.36906    $ 9.13269       21,588
   01/01/2011 to 12/31/2011.........  $ 9.13269    $ 8.66455        9,341
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11396    $10.44367       63,668
   01/01/2008 to 12/31/2008.........  $10.44367    $ 7.14503       11,943
   01/01/2009 to 12/31/2009.........  $ 7.14503    $ 8.78822        8,500
   01/01/2010 to 12/31/2010.........  $ 8.78822    $ 9.73918        8,192
   01/01/2011 to 12/31/2011.........  $ 9.73918    $ 9.50307        7,701
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06537    $ 9.52201            0
   01/01/2008 to 12/31/2008.........  $ 9.52201    $ 6.05581            0
   01/01/2009 to 12/31/2009.........  $ 6.05581    $ 6.95108            0
   01/01/2010 to 12/31/2010.........  $ 6.95108    $ 7.71280            0
   01/01/2011 to 12/31/2011.........  $ 7.71280    $ 7.78581            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07608    $10.40358            0
   01/01/2008 to 12/31/2008.........  $10.40358    $ 7.22941        1,913
   01/01/2009 to 12/31/2009.........  $ 7.22941    $ 8.68745        1,833
   01/01/2010 to 12/31/2010.........  $ 8.68745    $ 9.50973        1,741
   01/01/2011 to 12/31/2011.........  $ 9.50973    $ 9.15615        1,704
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99789    $ 9.11127            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07714    $ 9.77607           0
   01/01/2008 to 12/31/2008.........  $ 9.77607    $ 5.97386           0
   01/01/2009 to 12/31/2009.........  $ 5.97386    $ 6.88538           0
   01/01/2010 to 12/31/2010.........  $ 6.88538    $ 7.54575           0
   01/01/2011 to 12/31/2011.........  $ 7.54575    $ 7.31829           0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009........  $ 9.93807    $ 9.57808           0
   01/01/2010 to 12/31/2010.........  $ 9.57808    $10.32236           0
   01/01/2011 to 12/31/2011.........  $10.32236    $11.03064           0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009........  $ 9.92250    $ 9.64394           0
   01/01/2010 to 12/31/2010.........  $ 9.64394    $10.45049           0
   01/01/2011 to 12/31/2011.........  $10.45049    $11.56907           0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009........  $ 9.90528    $ 9.54492           0
   01/01/2010 to 12/31/2010.........  $ 9.54492    $10.35957           0
   01/01/2011 to 12/31/2011.........  $10.35957    $11.70996           0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009........  $ 9.88399    $ 9.22086           0
   01/01/2010 to 12/31/2010.........  $ 9.22086    $10.05129           0
   01/01/2011 to 12/31/2011.........  $10.05129    $11.62642           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99718    $10.92572           0
   01/01/2011 to 12/31/2011.........  $10.92572    $12.81085           0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99789    $11.93043           0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11544    $10.37864       1,054
   01/01/2008 to 12/31/2008.........  $10.37864    $ 6.58102         917
   01/01/2009 to 12/31/2009.........  $ 6.58102    $ 8.03875       1,022
   01/01/2010 to 12/31/2010.........  $ 8.03875    $ 8.88272           0
   01/01/2011 to 12/31/2011.........  $ 8.88272    $ 8.44758           0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09903    $ 6.65709           0
   01/01/2009 to 12/31/2009.........  $ 6.65709    $ 8.23030           0
   01/01/2010 to 12/31/2010.........  $ 8.23030    $ 9.17207           0
   01/01/2011 to 12/31/2011.........  $ 9.17207    $ 8.72607           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08085    $ 7.30215            0
   01/01/2009 to 12/31/2009.........  $ 7.30215    $ 8.78141            0
   01/01/2010 to 12/31/2010.........  $ 8.78141    $ 9.57869            0
   01/01/2011 to 12/31/2011.........  $ 9.57869    $ 9.16630            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10517    $ 9.33124            0
   01/01/2008 to 12/31/2008.........  $ 9.33124    $ 5.90639            0
   01/01/2009 to 12/31/2009.........  $ 5.90639    $ 7.59432            0
   01/01/2010 to 12/31/2010.........  $ 7.59432    $ 9.52545            0
   01/01/2011 to 12/31/2011.........  $ 9.52545    $ 9.89594            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12661    $ 8.80031            0
   01/01/2008 to 07/18/2008.........  $ 8.80031    $ 8.02342            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09451    $10.17544            0
   01/01/2008 to 12/31/2008.........  $10.17544    $ 5.54434            0
   01/01/2009 to 12/31/2009.........  $ 5.54434    $ 7.16865            0
   01/01/2010 to 12/31/2010.........  $ 7.16865    $ 9.26082            0
   01/01/2011 to 12/31/2011.........  $ 9.26082    $ 7.84260            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10336    $ 7.46140          541
   01/01/2009 to 12/31/2009.........  $ 7.46140    $ 8.81588          541
   01/01/2010 to 12/31/2010.........  $ 8.81588    $ 9.73697          541
   01/01/2011 to 12/31/2011.........  $ 9.73697    $ 9.25562          541
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08814    $10.38772       69,923
   01/01/2008 to 12/31/2008.........  $10.38772    $ 6.63254        9,270
   01/01/2009 to 12/31/2009.........  $ 6.63254    $ 8.00611        7,573
   01/01/2010 to 12/31/2010.........  $ 8.00611    $ 8.92372        7,404
   01/01/2011 to 12/31/2011.........  $ 8.92372    $ 8.56674        4,997
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12379    $10.52401       38,135
   01/01/2008 to 12/31/2008.........  $10.52401    $ 6.08124        4,497
   01/01/2009 to 12/31/2009.........  $ 6.08124    $ 7.46648        5,360
   01/01/2010 to 12/31/2010.........  $ 7.46648    $ 8.66116        5,490
   01/01/2011 to 12/31/2011.........  $ 8.66116    $ 7.91704        3,334
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99790    $ 7.44239            0
   01/01/2009 to 11/13/2009.........  $ 7.44239    $ 8.25855            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17457    $ 6.08831            0
   01/01/2009 to 12/31/2009.........  $ 6.08831    $ 8.01665            0
   01/01/2010 to 12/31/2010.........  $ 8.01665    $ 9.39160            0
   01/01/2011 to 12/31/2011.........  $ 9.39160    $ 8.69234            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13338    $10.37030         0
   01/01/2008 to 12/31/2008.........  $10.37030    $ 6.03691         0
   01/01/2009 to 12/31/2009.........  $ 6.03691    $ 8.79020         0
   01/01/2010 to 12/31/2010.........  $ 8.79020    $ 9.44857         0
   01/01/2011 to 12/31/2011.........  $ 9.44857    $ 8.84472         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07289    $10.16778         0
   01/01/2008 to 12/31/2008.........  $10.16778    $ 5.87733         0
   01/01/2009 to 12/31/2009.........  $ 5.87733    $ 6.82725         0
   01/01/2010 to 12/31/2010.........  $ 6.82725    $ 7.51163         0
   01/01/2011 to 12/31/2011.........  $ 7.51163    $ 6.91721         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12334    $10.38650         0
   01/01/2008 to 12/31/2008.........  $10.38650    $ 5.99335         0
   01/01/2009 to 12/31/2009.........  $ 5.99335    $ 9.17635         0
   01/01/2010 to 12/31/2010.........  $ 9.17635    $10.71679         0
   01/01/2011 to 12/31/2011.........  $10.71679    $10.13423         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03278    $ 7.60806         0
   01/01/2009 to 12/31/2009.........  $ 7.60806    $ 9.40562         0
   01/01/2010 to 12/31/2010.........  $ 9.40562    $11.62083         0
   01/01/2011 to 12/31/2011.........  $11.62083    $11.47389         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01019    $10.48478         0
   01/01/2008 to 12/31/2008.........  $10.48478    $ 7.60858         0
   01/01/2009 to 12/31/2009.........  $ 7.60858    $10.05191         0
   01/01/2010 to 12/31/2010.........  $10.05191    $11.11947         0
   01/01/2011 to 12/31/2011.........  $11.11947    $11.18170         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11154    $ 7.09651         0
   01/01/2009 to 12/31/2009.........  $ 7.09651    $ 8.76076         0
   01/01/2010 to 12/31/2010.........  $ 8.76076    $ 9.71831         0
   01/01/2011 to 12/31/2011.........  $ 9.71831    $ 9.41805         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08903    $ 7.56975         0
   01/01/2009 to 12/31/2009.........  $ 7.56975    $ 9.10277         0
   01/01/2010 to 12/31/2010.........  $ 9.10277    $ 9.90075         0
   01/01/2011 to 12/31/2011.........  $ 9.90075    $ 9.60096         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24124    $11.02823           0
   01/01/2008 to 12/31/2008.........  $11.02823    $ 5.34913           0
   01/01/2009 to 12/31/2009.........  $ 5.34913    $ 7.05319           0
   01/01/2010 to 12/31/2010.........  $ 7.05319    $ 7.87092           0
   01/01/2011 to 12/31/2011.........  $ 7.87092    $ 6.67987           0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18800    $10.43280           0
   01/01/2008 to 12/31/2008.........  $10.43280    $ 5.69373           0
   01/01/2009 to 12/31/2009.........  $ 5.69373    $ 7.24156           0
   01/01/2010 to 12/31/2010.........  $ 7.24156    $ 7.84007           0
   01/01/2011 to 12/31/2011.........  $ 7.84007    $ 6.68238           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08240    $ 9.65629       4,039
   01/01/2008 to 12/31/2008.........  $ 9.65629    $ 7.75352         423
   01/01/2009 to 12/31/2009.........  $ 7.75352    $ 9.22075         650
   01/01/2010 to 12/31/2010.........  $ 9.22075    $ 9.64447         726
   01/01/2011 to 12/31/2011.........  $ 9.64447    $ 9.42208         461
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08328    $10.27835           0
   01/01/2010 to 12/31/2010.........  $10.27835    $11.15124           0
   01/01/2011 to 12/31/2011.........  $11.15124    $10.94068           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14466    $10.28815           0
   01/01/2010 to 12/31/2010.........  $10.28815    $11.40334           0
   01/01/2011 to 12/31/2011.........  $11.40334    $10.46167           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18141    $10.30397           0
   01/01/2008 to 12/31/2008.........  $10.30397    $ 5.88675           0
   01/01/2009 to 12/31/2009.........  $ 5.88675    $ 7.79596           0
   01/01/2010 to 12/31/2010.........  $ 7.79596    $ 8.14300           0
   01/01/2011 to 12/31/2011.........  $ 8.14300    $ 7.21038           0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09144    $ 9.52391           0
   01/01/2008 to 12/31/2008.........  $ 9.52391    $ 5.43099           0
   01/01/2009 to 12/31/2009.........  $ 5.43099    $ 6.32182           0
   01/01/2010 to 12/31/2010.........  $ 6.32182    $ 6.97229           0
   01/01/2011 to 12/31/2011.........  $ 6.97229    $ 6.51125           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00635    $10.35915         0
   01/01/2008 to 12/31/2008.........  $10.35915    $ 7.74870         0
   01/01/2009 to 12/31/2009.........  $ 7.74870    $10.16533         0
   01/01/2010 to 12/31/2010.........  $10.16533    $11.23646         0
   01/01/2011 to 12/31/2011.........  $11.23646    $12.06584         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13240    $10.78492         0
   01/01/2008 to 12/31/2008.........  $10.78492    $ 5.92194         0
   01/01/2009 to 12/31/2009.........  $ 5.92194    $ 7.48936         0
   01/01/2010 to 12/31/2010.........  $ 7.48936    $ 8.74126         0
   01/01/2011 to 12/31/2011.........  $ 8.74126    $ 8.44207         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15578    $10.39295         0
   01/01/2008 to 12/31/2008.........  $10.39295    $ 6.68620         0
   01/01/2009 to 12/31/2009.........  $ 6.68620    $ 8.56961         0
   01/01/2010 to 12/31/2010.........  $ 8.56961    $ 9.35837         0
   01/01/2011 to 12/31/2011.........  $ 9.35837    $ 8.83555         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10789    $10.72423         0
   01/01/2008 to 12/31/2008.........  $10.72423    $ 6.65761         0
   01/01/2009 to 12/31/2009.........  $ 6.65761    $ 8.06565         0
   01/01/2010 to 12/31/2010.........  $ 8.06565    $ 8.86605         0
   01/01/2011 to 12/31/2011.........  $ 8.86605    $ 8.59016         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07688    $ 9.71282         0
   01/01/2008 to 12/31/2008.........  $ 9.71282    $ 5.85728         0
   01/01/2009 to 12/31/2009.........  $ 5.85728    $ 7.92849         0
   01/01/2010 to 12/31/2010.........  $ 7.92849    $ 9.55176         0
   01/01/2011 to 12/31/2011.........  $ 9.55176    $ 8.98837         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99921    $10.09109         0
   01/01/2008 to 12/31/2008.........  $10.09109    $10.08210         0
   01/01/2009 to 12/31/2009.........  $10.08210    $ 9.85048         0
   01/01/2010 to 12/31/2010.........  $ 9.85048    $ 9.60294         0
   01/01/2011 to 12/31/2011.........  $ 9.60294    $ 9.36167         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10400    $ 9.98718         0
   01/01/2008 to 12/31/2008.........  $ 9.98718    $ 5.62030         0
   01/01/2009 to 12/31/2009.........  $ 5.62030    $ 7.70407         0
   01/01/2010 to 12/31/2010.........  $ 7.70407    $ 9.26841         0
   01/01/2011 to 12/31/2011.........  $ 9.26841    $ 8.80906         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02780    $10.05503            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15766    $10.46181            0
   01/01/2008 to 12/31/2008.........  $10.46181    $ 5.79311            0
   01/01/2009 to 12/31/2009.........  $ 5.79311    $ 7.32795            0
   01/01/2010 to 12/31/2010.........  $ 7.32795    $ 9.19018            0
   01/01/2011 to 12/31/2011.........  $ 9.19018    $ 9.10836            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05069    $11.19564            0
   01/01/2008 to 12/31/2008.........  $11.19564    $ 6.26974            0
   01/01/2009 to 12/31/2009.........  $ 6.26974    $ 7.48941            0
   01/01/2010 to 12/31/2010.........  $ 7.48941    $ 8.77895            0
   01/01/2011 to 04/29/2011.........  $ 8.77895    $ 9.81794            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10064    $ 5.55104            0
   01/01/2009 to 12/31/2009.........  $ 5.55104    $ 9.00883            0
   01/01/2010 to 12/31/2010.........  $ 9.00883    $10.73579            0
   01/01/2011 to 12/31/2011.........  $10.73579    $ 8.34239            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99789    $10.30463            0
   01/01/2008 to 12/31/2008.........  $10.30463    $10.15536            0
   01/01/2009 to 12/31/2009.........  $10.15536    $10.91006            0
   01/01/2010 to 12/31/2010.........  $10.91006    $11.04777            0
   01/01/2011 to 12/31/2011.........  $11.04777    $11.00994            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98926    $10.56409            0
   01/01/2008 to 12/31/2008.........  $10.56409    $10.06363            0
   01/01/2009 to 12/31/2009.........  $10.06363    $11.42925            0
   01/01/2010 to 12/31/2010.........  $11.42925    $11.99896            0
   01/01/2011 to 12/31/2011.........  $11.99896    $12.06665            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05165    $10.45394            0
   01/01/2008 to 12/31/2008.........  $10.45394    $ 8.20349       18,557
   01/01/2009 to 12/31/2009.........  $ 8.20349    $ 9.59729       18,553
   01/01/2010 to 12/31/2010.........  $ 9.59729    $10.34265        7,533
   01/01/2011 to 12/31/2011.........  $10.34265    $10.18102        7,533
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01781    $10.05492            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08258    $ 9.71137            0
   01/01/2008 to 12/31/2008.........  $ 9.71137    $ 5.80030            0
   01/01/2009 to 12/31/2009.........  $ 5.80030    $ 6.88671            0
   01/01/2010 to 12/31/2010.........  $ 6.88671    $ 7.72214            0
   01/01/2011 to 12/31/2011.........  $ 7.72214    $ 7.78670            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99789    $ 8.84588            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08133    $10.37829            0
   01/01/2008 to 12/31/2008.........  $10.37829    $ 7.06107        3,778
   01/01/2009 to 12/31/2009.........  $ 7.06107    $ 8.76842        3,778
   01/01/2010 to 12/31/2010.........  $ 8.76842    $ 9.55550        3,778
   01/01/2011 to 12/31/2011.........  $ 9.55550    $ 8.99858        3,778
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09599    $ 9.83301            0
   01/01/2008 to 12/31/2008.........  $ 9.83301    $ 6.22934            0
   01/01/2009 to 12/31/2009.........  $ 6.22934    $ 8.12977            0
   01/01/2010 to 12/31/2010.........  $ 8.12977    $10.80926            0
   01/01/2011 to 12/31/2011.........  $10.80926    $10.43218            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09212    $ 9.41791            0
   01/01/2008 to 12/31/2008.........  $ 9.41791    $ 6.45116            0
   01/01/2009 to 12/31/2009.........  $ 6.45116    $ 7.98505            0
   01/01/2010 to 12/31/2010.........  $ 7.98505    $ 9.80538            0
   01/01/2011 to 12/31/2011.........  $ 9.80538    $ 8.98574            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06912    $10.16409       11,961
   01/01/2008 to 12/31/2008.........  $10.16409    $ 7.33608        5,056
   01/01/2009 to 12/31/2009.........  $ 7.33608    $ 8.87583        6,023
   01/01/2010 to 12/31/2010.........  $ 8.87583    $ 9.64852        6,415
   01/01/2011 to 12/31/2011.........  $ 9.64852    $ 9.59058        4,917
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09022    $ 9.44934            0
   01/01/2008 to 12/31/2008.........  $ 9.44934    $ 5.35196            0
   01/01/2009 to 12/31/2009.........  $ 5.35196    $ 6.45731            0
   01/01/2010 to 12/31/2010.........  $ 6.45731    $ 7.12699            0
   01/01/2011 to 12/31/2011.........  $ 7.12699    $ 6.83253            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00631    $10.57015         0
   01/01/2008 to 12/31/2008.........  $10.57015    $10.05138         0
   01/01/2009 to 12/31/2009.........  $10.05138    $10.98318         0
   01/01/2010 to 12/31/2010.........  $10.98318    $11.31927         0
   01/01/2011 to 12/31/2011.........  $11.31927    $11.48749         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14469    $10.03905         0
   01/01/2008 to 12/31/2008.........  $10.03905    $ 5.81488         0
   01/01/2009 to 12/31/2009.........  $ 5.81488    $ 8.69213         0
   01/01/2010 to 12/31/2010.........  $ 8.69213    $ 9.81104         0
   01/01/2011 to 12/31/2011.........  $ 9.81104    $ 9.40034         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17966    $11.59581         0
   01/01/2008 to 12/31/2008.........  $11.59581    $ 5.65222         0
   01/01/2009 to 12/31/2009.........  $ 5.65222    $ 8.22729         0
   01/01/2010 to 12/31/2010.........  $ 8.22729    $ 9.65868         0
   01/01/2011 to 12/31/2011.........  $ 9.65868    $ 8.00950         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12947    $10.31882         0
   01/01/2008 to 12/31/2008.........  $10.31882    $ 5.80007         0
   01/01/2009 to 12/31/2009.........  $ 5.80007    $ 7.26009         0
   01/01/2010 to 12/31/2010.........  $ 7.26009    $ 8.11152         0
   01/01/2011 to 12/31/2011.........  $ 8.11152    $ 7.63276         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99789    $ 9.96843         0
   01/01/2008 to 12/31/2008.........  $ 9.96843    $ 9.20941         0
   01/01/2009 to 12/31/2009.........  $ 9.20941    $10.01959         0
   01/01/2010 to 12/31/2010.........  $10.01959    $10.52691         0
   01/01/2011 to 12/31/2011.........  $10.52691    $10.87844         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07786    $ 6.60260         0
   01/01/2009 to 12/31/2009.........  $ 6.60260    $ 8.36970         0
   01/01/2010 to 12/31/2010.........  $ 8.36970    $ 8.99274         0
   01/01/2011 to 12/31/2011.........  $ 8.99274    $ 8.61832         0
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08874    $ 7.62468         0
   01/01/2009 to 12/31/2009.........  $ 7.62468    $ 9.03385         0
   01/01/2010 to 12/31/2010.........  $ 9.03385    $10.33339         0
   01/01/2011 to 12/31/2011.........  $10.33339    $10.77120         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26776    $ 6.99939         0
   01/01/2009 to 12/31/2009.........  $ 6.99939    $ 8.92319         0
   01/01/2010 to 12/31/2010.........  $ 8.92319    $10.55705         0
   01/01/2011 to 12/31/2011.........  $10.55705    $10.85541         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38545    $ 5.23965         0
   01/01/2009 to 12/31/2009.........  $ 5.23965    $ 5.87306         0
   01/01/2010 to 12/31/2010.........  $ 5.87306    $ 6.34967         0
   01/01/2011 to 12/31/2011.........  $ 6.34967    $ 5.33272         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15167    $ 8.28531         0
   01/01/2009 to 12/31/2009.........  $ 8.28531    $ 9.65422         0
   01/01/2010 to 12/31/2010.........  $ 9.65422    $ 9.67681         0
   01/01/2011 to 12/31/2011.........  $ 9.67681    $10.38548         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16518    $ 6.05949         0
   01/01/2009 to 12/31/2009.........  $ 6.05949    $ 7.32890         0
   01/01/2010 to 12/31/2010.........  $ 7.32890    $ 8.83949         0
   01/01/2011 to 12/31/2011.........  $ 8.83949    $ 8.46167         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11041    $ 6.67542         0
   01/01/2009 to 12/31/2009.........  $ 6.67542    $ 8.44055         0
   01/01/2010 to 12/31/2010.........  $ 8.44055    $ 9.31111         0
   01/01/2011 to 12/31/2011.........  $ 9.31111    $ 9.35927         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24119    $ 6.23330         0
   01/01/2009 to 12/31/2009.........  $ 6.23330    $ 7.25766         0
   01/01/2010 to 12/31/2010.........  $ 7.25766    $ 7.98567         0
   01/01/2011 to 12/31/2011.........  $ 7.98567    $ 7.68373         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07219    $ 6.16173         0
   01/01/2009 to 12/31/2009.........  $ 6.16173    $ 8.30642         0
   01/01/2010 to 12/31/2010.........  $ 8.30642    $10.39633         0
   01/01/2011 to 12/31/2011.........  $10.39633    $ 9.83971         0
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18816    $ 6.42455         0
   01/01/2009 to 12/31/2009.........  $ 6.42455    $ 8.19452         0
   01/01/2010 to 12/31/2010.........  $ 8.19452    $ 9.62003         0
   01/01/2011 to 12/31/2011.........  $ 9.62003    $ 9.00832         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25866    $ 5.48416         0
   01/01/2009 to 12/31/2009.........  $ 5.48416    $ 6.83599         0
   01/01/2010 to 12/31/2010.........  $ 6.83599    $ 8.30781         0
   01/01/2011 to 12/31/2011.........  $ 8.30781    $ 8.48200         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11331    $ 6.76794         0
   01/01/2009 to 12/31/2009.........  $ 6.76794    $ 8.32229         0
   01/01/2010 to 12/31/2010.........  $ 8.32229    $10.19781         0
   01/01/2011 to 12/31/2011.........  $10.19781    $10.06674         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22831    $ 7.13504         0
   01/01/2009 to 12/31/2009.........  $ 7.13504    $ 8.37265         0
   01/01/2010 to 12/31/2010.........  $ 8.37265    $ 9.96399         0
   01/01/2011 to 12/31/2011.........  $ 9.96399    $ 9.31308         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27788    $ 7.22411         0
   01/01/2009 to 12/31/2009.........  $ 7.22411    $ 7.55616         0
   01/01/2010 to 12/31/2010.........  $ 7.55616    $ 8.51970         0
   01/01/2011 to 12/31/2011.........  $ 8.51970    $ 8.45907         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09834    $ 7.17113         0
   01/01/2009 to 12/31/2009.........  $ 7.17113    $ 7.73945         0
   01/01/2010 to 12/31/2010.........  $ 7.73945    $ 7.99200         0
   01/01/2011 to 12/31/2011.........  $ 7.99200    $ 9.15354         0


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS L SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION--1.00% SETTLEMENT
                                SERVICE CHARGE


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09360    $10.46353         0
   01/01/2008 to 12/31/2008.........  $10.46353    $ 7.06233         0
   01/01/2009 to 12/31/2009.........  $ 7.06233    $ 8.69541         0
   01/01/2010 to 12/31/2010.........  $ 8.69541    $ 9.63917         0
   01/01/2011 to 12/31/2011.........  $ 9.63917    $ 9.29000         0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11525    $10.51454         0
   01/01/2008 to 12/31/2008.........  $10.51454    $ 7.30766         0
   01/01/2009 to 12/31/2009.........  $ 7.30766    $ 9.13083         0
   01/01/2010 to 12/31/2010.........  $ 9.13083    $10.27926         0
   01/01/2011 to 12/31/2011.........  $10.27926    $10.18886         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06667    $ 9.58676         0
   01/01/2008 to 12/31/2008.........  $ 9.58676    $ 6.19386         0
   01/01/2009 to 12/31/2009.........  $ 6.19386    $ 7.22248         0
   01/01/2010 to 12/31/2010.........  $ 7.22248    $ 8.14096         0
   01/01/2011 to 12/31/2011.........  $ 8.14096    $ 8.34817         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07738    $10.47416         0
   01/01/2008 to 12/31/2008.........  $10.47416    $ 7.39401         0
   01/01/2009 to 12/31/2009.........  $ 7.39401    $ 9.02623         0
   01/01/2010 to 12/31/2010.........  $ 9.02623    $10.03717         0
   01/01/2011 to 12/31/2011.........  $10.03717    $ 9.81707         0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99918    $ 9.20818         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07843    $ 9.84245         0
   01/01/2008 to 12/31/2008.........  $ 9.84245    $ 6.11002         0
   01/01/2009 to 12/31/2009.........  $ 6.11002    $ 7.15406         0
   01/01/2010 to 12/31/2010.........  $ 7.15406    $ 7.96436         0
   01/01/2011 to 12/31/2011.........  $ 7.96436    $ 7.84674         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11673    $10.44905         0
   01/01/2008 to 12/31/2008.........  $10.44905    $ 6.73091         0
   01/01/2009 to 12/31/2009.........  $ 6.73091    $ 8.35219         0
   01/01/2010 to 12/31/2010.........  $ 8.35219    $ 9.37535         0
   01/01/2011 to 12/31/2011.........  $ 9.37535    $ 9.05722         0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09946    $ 6.72781         0
   01/01/2009 to 12/31/2009.........  $ 6.72781    $ 8.44964         0
   01/01/2010 to 12/31/2010.........  $ 8.44964    $ 9.56579         0
   01/01/2011 to 12/31/2011.........  $ 9.56579    $ 9.24481         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08128    $ 7.37967         0
   01/01/2009 to 12/31/2009.........  $ 7.37967    $ 9.01533         0
   01/01/2010 to 12/31/2010.........  $ 9.01533    $ 9.98978         0
   01/01/2011 to 12/31/2011.........  $ 9.98978    $ 9.71116         0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10647    $ 9.39461         0
   01/01/2008 to 12/31/2008.........  $ 9.39461    $ 6.04131         0
   01/01/2009 to 12/31/2009.........  $ 6.04131    $ 7.89121         0
   01/01/2010 to 12/31/2010.........  $ 7.89121    $10.05465         0
   01/01/2011 to 12/31/2011.........  $10.05465    $10.61116         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12790    $ 8.86015         0
   01/01/2008 to 07/18/2008.........  $ 8.86015    $ 8.14771         0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09580    $10.24457         0
   01/01/2008 to 12/31/2008.........  $10.24457    $ 5.67083         0
   01/01/2009 to 12/31/2009.........  $ 5.67083    $ 7.44861         0
   01/01/2010 to 12/31/2010.........  $ 7.44861    $ 9.77487         0
   01/01/2011 to 12/31/2011.........  $ 9.77487    $ 8.40907         0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10379    $ 7.54057         0
   01/01/2009 to 12/31/2009.........  $ 7.54057    $ 9.05088         0
   01/01/2010 to 12/31/2010.........  $ 9.05088    $10.15499         0
   01/01/2011 to 12/31/2011.........  $10.15499    $ 9.80583         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08943    $10.45816         0
   01/01/2008 to 12/31/2008.........  $10.45816    $ 6.78372         0
   01/01/2009 to 12/31/2009.........  $ 6.78372    $ 8.31836         0
   01/01/2010 to 12/31/2010.........  $ 8.31836    $ 9.41877         0
   01/01/2011 to 12/31/2011.........  $ 9.41877    $ 9.18514         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12508    $10.59538         0
   01/01/2008 to 12/31/2008.........  $10.59538    $ 6.21978         0
   01/01/2009 to 12/31/2009.........  $ 6.21978    $ 7.75771         0
   01/01/2010 to 12/31/2010.........  $ 7.75771    $ 9.14160         0
   01/01/2011 to 12/31/2011.........  $ 9.14160    $ 8.48864         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99918    $ 7.49592         0
   01/01/2009 to 11/13/2009.........  $ 7.49592    $ 8.43263         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17586    $ 6.13222         0
   01/01/2009 to 12/31/2009.........  $ 6.13222    $ 8.20258         0
   01/01/2010 to 12/31/2010.........  $ 8.20258    $ 9.76157         0
   01/01/2011 to 12/31/2011.........  $ 9.76157    $ 9.17783         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13467    $10.44070         0
   01/01/2008 to 12/31/2008.........  $10.44070    $ 6.17458         0
   01/01/2009 to 12/31/2009.........  $ 6.17458    $ 9.13337         0
   01/01/2010 to 12/31/2010.........  $ 9.13337    $ 9.97310         0
   01/01/2011 to 12/31/2011.........  $ 9.97310    $ 9.48356         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07418    $10.23671         0
   01/01/2008 to 12/31/2008.........  $10.23671    $ 6.01128         0
   01/01/2009 to 12/31/2009.........  $ 6.01128    $ 7.09375         0
   01/01/2010 to 12/31/2010.........  $ 7.09375    $ 7.92848         0
   01/01/2011 to 12/31/2011.........  $ 7.92848    $ 7.41671         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12463    $10.45690         0
   01/01/2008 to 12/31/2008.........  $10.45690    $ 6.12993         0
   01/01/2009 to 12/31/2009.........  $ 6.12993    $ 9.53431         0
   01/01/2010 to 12/31/2010.........  $ 9.53431    $11.31119         0
   01/01/2011 to 12/31/2011.........  $11.31119    $10.86569         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03407    $ 7.66278         0
   01/01/2009 to 12/31/2009.........  $ 7.66278    $ 9.62363         0
   01/01/2010 to 12/31/2010.........  $ 9.62363    $12.07850         0
   01/01/2011 to 12/31/2011.........  $12.07850    $12.11458         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01148    $10.55596         0
   01/01/2008 to 12/31/2008.........  $10.55596    $ 7.78172         0
   01/01/2009 to 12/31/2009.........  $ 7.78172    $10.44365         0
   01/01/2010 to 12/31/2010.........  $10.44365    $11.73590         0
   01/01/2011 to 12/31/2011.........  $11.73590    $11.98834         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11197    $ 7.17177         0
   01/01/2009 to 12/31/2009.........  $ 7.17177    $ 8.99415         0
   01/01/2010 to 12/31/2010.........  $ 8.99415    $10.13540         0
   01/01/2011 to 12/31/2011.........  $10.13540    $ 9.97792         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08946    $ 7.64996         0
   01/01/2009 to 12/31/2009.........  $ 7.64996    $ 9.34522         0
   01/01/2010 to 12/31/2010.........  $ 9.34522    $10.32576         0
   01/01/2011 to 12/31/2011.........  $10.32576    $10.17163         0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24253    $11.10310         0
   01/01/2008 to 12/31/2008.........  $11.10310    $ 5.47103         0
   01/01/2009 to 12/31/2009.........  $ 5.47103    $ 7.32822         0
   01/01/2010 to 12/31/2010.........  $ 7.32822    $ 8.30739         0
   01/01/2011 to 12/31/2011.........  $ 8.30739    $ 7.16210         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18930    $10.50364         0
   01/01/2008 to 12/31/2008.........  $10.50364    $ 5.82357         0
   01/01/2009 to 12/31/2009.........  $ 5.82357    $ 7.52432         0
   01/01/2010 to 12/31/2010.........  $ 7.52432    $ 8.27530         0
   01/01/2011 to 12/31/2011.........  $ 8.27530    $ 7.16520         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08369    $ 9.72186         0
   01/01/2008 to 12/31/2008.........  $ 9.72186    $ 7.92991         0
   01/01/2009 to 12/31/2009.........  $ 7.92991    $ 9.58003         0
   01/01/2010 to 12/31/2010.........  $ 9.58003    $10.17927         0
   01/01/2011 to 12/31/2011.........  $10.17927    $10.10188         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08457    $10.29960         0
   01/01/2010 to 12/31/2010.........  $10.29960    $11.35152         0
   01/01/2011 to 12/31/2011.........  $11.35152    $11.31352         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14595    $10.30942         0
   01/01/2010 to 12/31/2010.........  $10.30942    $11.60801         0
   01/01/2011 to 12/31/2011.........  $11.60801    $10.81822         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18270    $10.37393         0
   01/01/2008 to 12/31/2008.........  $10.37393    $ 6.02093         0
   01/01/2009 to 12/31/2009.........  $ 6.02093    $ 8.10028         0
   01/01/2010 to 12/31/2010.........  $ 8.10028    $ 8.59495         0
   01/01/2011 to 12/31/2011.........  $ 8.59495    $ 7.73126         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09273    $ 9.58859         0
   01/01/2008 to 12/31/2008.........  $ 9.58859    $ 5.55478         0
   01/01/2009 to 12/31/2009.........  $ 5.55478    $ 6.56849         0
   01/01/2010 to 12/31/2010.........  $ 6.56849    $ 7.35911         0
   01/01/2011 to 12/31/2011.........  $ 7.35911    $ 6.98136         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00764    $10.42944         0
   01/01/2008 to 12/31/2008.........  $10.42944    $ 7.92501         0
   01/01/2009 to 12/31/2009.........  $ 7.92501    $10.56148         0
   01/01/2010 to 12/31/2010.........  $10.56148    $11.85959         0
   01/01/2011 to 12/31/2011.........  $11.85959    $12.93633         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13369    $10.85812         0
   01/01/2008 to 12/31/2008.........  $10.85812    $ 6.05687         0
   01/01/2009 to 12/31/2009.........  $ 6.05687    $ 7.78148         0
   01/01/2010 to 12/31/2010.........  $ 7.78148    $ 9.22606         0
   01/01/2011 to 12/31/2011.........  $ 9.22606    $ 9.05121         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15708    $10.46349         0
   01/01/2008 to 12/31/2008.........  $10.46349    $ 6.83847         0
   01/01/2009 to 12/31/2009.........  $ 6.83847    $ 8.90397         0
   01/01/2010 to 12/31/2010.........  $ 8.90397    $ 9.87764         0
   01/01/2011 to 12/31/2011.........  $ 9.87764    $ 9.47345         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10918    $10.79702         0
   01/01/2008 to 12/31/2008.........  $10.79702    $ 6.80925         0
   01/01/2009 to 12/31/2009.........  $ 6.80925    $ 8.38024         0
   01/01/2010 to 12/31/2010.........  $ 8.38024    $ 9.35785         0
   01/01/2011 to 12/31/2011.........  $ 9.35785    $ 9.21009         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07817    $ 9.77879         0
   01/01/2008 to 12/31/2008.........  $ 9.77879    $ 5.99070         0
   01/01/2009 to 12/31/2009.........  $ 5.99070    $ 8.23780         0
   01/01/2010 to 12/31/2010.........  $ 8.23780    $10.08157         0
   01/01/2011 to 12/31/2011.........  $10.08157    $ 9.63721         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00050    $10.15956         0
   01/01/2008 to 12/31/2008.........  $10.15956    $10.31135         0
   01/01/2009 to 12/31/2009.........  $10.31135    $10.23406         0
   01/01/2010 to 12/31/2010.........  $10.23406    $10.13528         0
   01/01/2011 to 12/31/2011.........  $10.13528    $10.03704         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10530    $10.05498         0
   01/01/2008 to 12/31/2008.........  $10.05498    $ 5.74837         0
   01/01/2009 to 12/31/2009.........  $ 5.74837    $ 8.00467         0
   01/01/2010 to 12/31/2010.........  $ 8.00467    $ 9.78262         0
   01/01/2011 to 12/31/2011.........  $ 9.78262    $ 9.44504         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15896    $10.53280         0
   01/01/2008 to 12/31/2008.........  $10.53280    $ 5.92524         0
   01/01/2009 to 12/31/2009.........  $ 5.92524    $ 7.61412         0
   01/01/2010 to 12/31/2010.........  $ 7.61412    $ 9.70048         0
   01/01/2011 to 12/31/2011.........  $ 9.70048    $ 9.76638         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05198    $11.27163         0
   01/01/2008 to 12/31/2008.........  $11.27163    $ 6.41269         0
   01/01/2009 to 12/31/2009.........  $ 6.41269    $ 7.78174         0
   01/01/2010 to 12/31/2010.........  $ 7.78174    $ 9.26605         0
   01/01/2011 to 04/29/2011.........  $ 9.26605    $10.41590         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10192    $ 5.59093         0
   01/01/2009 to 12/31/2009.........  $ 5.59093    $ 9.21740         0
   01/01/2010 to 12/31/2010.........  $ 9.21740    $11.15837         0
   01/01/2011 to 12/31/2011.........  $11.15837    $ 8.80833         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99918    $10.37452         0
   01/01/2008 to 12/31/2008.........  $10.37452    $10.38622         0
   01/01/2009 to 12/31/2009.........  $10.38622    $11.33515         0
   01/01/2010 to 12/31/2010.........  $11.33515    $11.66042         0
   01/01/2011 to 12/31/2011.........  $11.66042    $11.80444         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99055    $10.63572         0
   01/01/2008 to 12/31/2008.........  $10.63572    $10.29238         0
   01/01/2009 to 12/31/2009.........  $10.29238    $11.87444         0
   01/01/2010 to 12/31/2010.........  $11.87444    $12.66421         0
   01/01/2011 to 12/31/2011.........  $12.66421    $12.93721         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05295    $10.52485         0
   01/01/2008 to 12/31/2008.........  $10.52485    $ 8.39002         0
   01/01/2009 to 12/31/2009.........  $ 8.39002    $ 9.97136         0
   01/01/2010 to 12/31/2010.........  $ 9.97136    $10.91616         0
   01/01/2011 to 12/31/2011.........  $10.91616    $10.91559         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08387    $ 9.77734         0
   01/01/2008 to 12/31/2008.........  $ 9.77734    $ 5.93256         0
   01/01/2009 to 12/31/2009.........  $ 5.93256    $ 7.15556         0
   01/01/2010 to 12/31/2010.........  $ 7.15556    $ 8.15084         0
   01/01/2011 to 12/31/2011.........  $ 8.15084    $ 8.34914         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99918    $ 8.93982         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08262    $10.44865         0
   01/01/2008 to 12/31/2008.........  $10.44865    $ 7.22179         0
   01/01/2009 to 12/31/2009.........  $ 7.22179    $ 9.11023         0
   01/01/2010 to 12/31/2010.........  $ 9.11023    $10.08539         0
   01/01/2011 to 12/31/2011.........  $10.08539    $ 9.64793         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09728    $ 9.89974         0
   01/01/2008 to 12/31/2008.........  $ 9.89974    $ 6.37126         0
   01/01/2009 to 12/31/2009.........  $ 6.37126    $ 8.44705         0
   01/01/2010 to 12/31/2010.........  $ 8.44705    $11.40898         0
   01/01/2011 to 12/31/2011.........  $11.40898    $11.18536         0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09341    $ 9.48190         0
   01/01/2008 to 12/31/2008.........  $ 9.48190    $ 6.59820         0
   01/01/2009 to 12/31/2009.........  $ 6.59820    $ 8.29667         0
   01/01/2010 to 12/31/2010.........  $ 8.29667    $10.34967         0
   01/01/2011 to 12/31/2011.........  $10.34967    $ 9.63469         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07042    $10.23309         0
   01/01/2008 to 12/31/2008.........  $10.23309    $ 7.50318         0
   01/01/2009 to 12/31/2009.........  $ 7.50318    $ 9.22207         0
   01/01/2010 to 12/31/2010.........  $ 9.22207    $10.18373         0
   01/01/2011 to 12/31/2011.........  $10.18373    $10.28286         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09151    $ 9.51355         0
   01/01/2008 to 12/31/2008.........  $ 9.51355    $ 5.47408         0
   01/01/2009 to 12/31/2009.........  $ 5.47408    $ 6.70961         0
   01/01/2010 to 12/31/2010.........  $ 6.70961    $ 7.52291         0
   01/01/2011 to 12/31/2011.........  $ 7.52291    $ 7.32632         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00761    $10.64189         0
   01/01/2008 to 12/31/2008.........  $10.64189    $10.27989         0
   01/01/2009 to 12/31/2009.........  $10.27989    $11.41118         0
   01/01/2010 to 12/31/2010.........  $11.41118    $11.94694         0
   01/01/2011 to 12/31/2011.........  $11.94694    $12.31634         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14599    $10.10721         0
   01/01/2008 to 12/31/2008.........  $10.10721    $ 5.94755         0
   01/01/2009 to 12/31/2009.........  $ 5.94755    $ 9.03144         0
   01/01/2010 to 12/31/2010.........  $ 9.03144    $10.35562         0
   01/01/2011 to 12/31/2011.........  $10.35562    $10.07921         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18095    $11.67442         0
   01/01/2008 to 12/31/2008.........  $11.67442    $ 5.78102         0
   01/01/2009 to 12/31/2009.........  $ 5.78102    $ 8.54834         0
   01/01/2010 to 12/31/2010.........  $ 8.54834    $10.19480         0
   01/01/2011 to 12/31/2011.........  $10.19480    $ 8.58803         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13076    $10.38882         0
   01/01/2008 to 12/31/2008.........  $10.38882    $ 5.93223         0
   01/01/2009 to 12/31/2009.........  $ 5.93223    $ 7.54334         0
   01/01/2010 to 12/31/2010.........  $ 7.54334    $ 8.56170         0
   01/01/2011 to 12/31/2011.........  $ 8.56170    $ 8.18395         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99918    $ 9.98774         0
   01/01/2008 to 12/31/2008.........  $ 9.98774    $ 9.37350         0
   01/01/2009 to 12/31/2009.........  $ 9.37350    $10.35986         0
   01/01/2010 to 12/31/2010.........  $10.35986    $11.05698         0
   01/01/2011 to 12/31/2011.........  $11.05698    $11.60696         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07829    $ 6.67266         0
   01/01/2009 to 12/31/2009.........  $ 6.67266    $ 8.59277         0
   01/01/2010 to 12/31/2010.........  $ 8.59277    $ 9.37875         0
   01/01/2011 to 12/31/2011.........  $ 9.37875    $ 9.13073         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP CONSUMER GOODS PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08917    $ 7.70550         0
   01/01/2009 to 12/31/2009.........  $ 7.70550    $ 9.27442         0
   01/01/2010 to 12/31/2010.........  $ 9.27442    $10.77668         0
   01/01/2011 to 12/31/2011.........  $10.77668    $11.41111         0
PROFUND VP CONSUMER SERVICES
   05/01/2008* to 12/31/2008........  $10.26818    $ 7.07373         0
   01/01/2009 to 12/31/2009.........  $ 7.07373    $ 9.16100         0
   01/01/2010 to 12/31/2010.........  $ 9.16100    $11.01023         0
   01/01/2011 to 12/31/2011.........  $11.01023    $11.50071         0
PROFUND VP FINANCIALS
   05/01/2008* to 12/31/2008........  $10.38588    $ 5.29555         0
   01/01/2009 to 12/31/2009.........  $ 5.29555    $ 6.03006         0
   01/01/2010 to 12/31/2010.........  $ 6.03006    $ 6.62291         0
   01/01/2011 to 12/31/2011.........  $ 6.62291    $ 5.65027         0
PROFUND VP HEALTH CARE
   05/01/2008* to 12/31/2008........  $10.15210    $ 8.37316         0
   01/01/2009 to 12/31/2009.........  $ 8.37316    $ 9.91134         0
   01/01/2010 to 12/31/2010.........  $ 9.91134    $10.09216         0
   01/01/2011 to 12/31/2011.........  $10.09216    $11.00263         0
PROFUND VP INDUSTRIALS
   05/01/2008* to 12/31/2008........  $10.16561    $ 6.12388         0
   01/01/2009 to 12/31/2009.........  $ 6.12388    $ 7.52426         0
   01/01/2010 to 12/31/2010.........  $ 7.52426    $ 9.21884         0
   01/01/2011 to 12/31/2011.........  $ 9.21884    $ 8.96473         0
PROFUND VP LARGE-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11084    $ 6.74626         0
   01/01/2009 to 12/31/2009.........  $ 6.74626    $ 8.66542         0
   01/01/2010 to 12/31/2010.........  $ 8.66542    $ 9.71070         0
   01/01/2011 to 12/31/2011.........  $ 9.71070    $ 9.91544         0
PROFUND VP LARGE-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.24162    $ 6.29950         0
   01/01/2009 to 12/31/2009.........  $ 6.29950    $ 7.45106         0
   01/01/2010 to 12/31/2010.........  $ 7.45106    $ 8.32839         0
   01/01/2011 to 12/31/2011.........  $ 8.32839    $ 8.14045         0
PROFUND VP MID-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.07261    $ 6.22718         0
   01/01/2009 to 12/31/2009.........  $ 6.22718    $ 8.52790         0
   01/01/2010 to 12/31/2010.........  $ 8.52790    $10.84277         0
   01/01/2011 to 12/31/2011.........  $10.84277    $10.42489         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
PROFUND VP MID-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.18859    $ 6.49279         0
   01/01/2009 to 12/31/2009.........  $ 6.49279    $ 8.41309         0
   01/01/2010 to 12/31/2010.........  $ 8.41309    $10.03310         0
   01/01/2011 to 12/31/2011.........  $10.03310    $ 9.54395         0
PROFUND VP REAL ESTATE
   05/01/2008* to 12/31/2008........  $10.25909    $ 5.54281         0
   01/01/2009 to 12/31/2009.........  $ 5.54281    $ 7.01875         0
   01/01/2010 to 12/31/2010.........  $ 7.01875    $ 8.66489         0
   01/01/2011 to 12/31/2011.........  $ 8.66489    $ 8.98666         0
PROFUND VP SMALL-CAP GROWTH
   05/01/2008* to 12/31/2008........  $10.11374    $ 6.83981         0
   01/01/2009 to 12/31/2009.........  $ 6.83981    $ 8.54421         0
   01/01/2010 to 12/31/2010.........  $ 8.54421    $10.63567         0
   01/01/2011 to 12/31/2011.........  $10.63567    $10.66528         0
PROFUND VP SMALL-CAP VALUE
   05/01/2008* to 12/31/2008........  $10.22874    $ 7.21084         0
   01/01/2009 to 12/31/2009.........  $ 7.21084    $ 8.59598         0
   01/01/2010 to 12/31/2010.........  $ 8.59598    $10.39183         0
   01/01/2011 to 12/31/2011.........  $10.39183    $ 9.86683         0
PROFUND VP TELECOMMUNICATIONS
   05/01/2008* to 12/31/2008........  $10.27831    $ 7.30077         0
   01/01/2009 to 12/31/2009.........  $ 7.30077    $ 7.75745         0
   01/01/2010 to 12/31/2010.........  $ 7.75745    $ 8.88534         0
   01/01/2011 to 12/31/2011.........  $ 8.88534    $ 8.96181         0
PROFUND VP UTILITIES
   05/01/2008* to 12/31/2008........  $10.09876    $ 7.24718         0
   01/01/2009 to 12/31/2009.........  $ 7.24718    $ 7.94558         0
   01/01/2010 to 12/31/2010.........  $ 7.94558    $ 8.33479         0
   01/01/2011 to 12/31/2011.........  $ 8.33479    $ 9.69724         0


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

       ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY (1.90%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10309     $6.97316       3,951
   01/01/2009 to 12/31/2009.........  $ 6.97316     $8.50976       3,948
   01/01/2010 to 12/31/2010.........  $ 8.50976     $9.35005       1,154
   01/01/2011 to 12/31/2011.........  $ 9.35005     $8.93170       1,153
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32939     $7.21545         415
   01/01/2009 to 12/31/2009.........  $ 7.21545     $8.93592         413
   01/01/2010 to 12/31/2010.........  $ 8.93592     $9.97102       1,293
   01/01/2011 to 12/31/2011.........  $ 9.97102     $9.79613       1,291
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.10807     $6.11554           0
   01/01/2009 to 12/31/2009.........  $ 6.11554     $7.06798           0
   01/01/2010 to 12/31/2010.........  $ 7.06798     $7.89644           0
   01/01/2011 to 12/31/2011.........  $ 7.89644     $8.02596           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20546     $7.30062       7,328
   01/01/2009 to 12/31/2009.........  $ 7.30062     $8.83347       7,321
   01/01/2010 to 12/31/2010.........  $ 8.83347     $9.73600       7,414
   01/01/2011 to 12/31/2011.........  $ 9.73600     $9.43835       6,495
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99845     $9.15334           0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.35573     $6.03272           0
   01/01/2009 to 12/31/2009.........  $ 6.03272     $7.00101           0
   01/01/2010 to 12/31/2010.........  $ 7.00101     $7.72521           0
   01/01/2011 to 12/31/2011.........  $ 7.72521     $7.54389           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99897    $ 9.37163            0
   01/01/2010 to 12/31/2010.........  $ 9.37163    $10.16941            0
   01/01/2011 to 12/31/2011.........  $10.16941    $10.94172            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02967    $12.15994        6,683
   01/01/2009 to 12/31/2009.........  $12.15994    $11.21089        6,680
   01/01/2010 to 12/31/2010.........  $11.21089    $12.23217        6,014
   01/01/2011 to 12/31/2011.........  $12.23217    $13.63408        5,393
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02964    $12.21713           87
   01/01/2009 to 12/31/2009.........  $12.21713    $11.06580          543
   01/01/2010 to 12/31/2010.........  $11.06580    $12.09287            0
   01/01/2011 to 12/31/2011.........  $12.09287    $13.76290            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99897    $ 8.78288            0
   01/01/2010 to 12/31/2010.........  $ 8.78288    $ 9.63981        1,906
   01/01/2011 to 12/31/2011.........  $ 9.63981    $11.22690            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99793    $11.00082            0
   01/01/2011 to 12/31/2011.........  $11.00082    $12.98729        1,213
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99845    $12.01233            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.99489    $ 6.64593       15,908
   01/01/2009 to 12/31/2009.........  $ 6.64593    $ 8.17380       15,900
   01/01/2010 to 12/31/2010.........  $ 8.17380    $ 9.09410       15,898
   01/01/2011 to 12/31/2011.........  $ 9.09410    $ 8.70797       15,896
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09921    $ 6.68779            0
   01/01/2009 to 12/31/2009.........  $ 6.68779    $ 8.32508            0
   01/01/2010 to 12/31/2010.........  $ 8.32508    $ 9.34144            0
   01/01/2011 to 12/31/2011.........  $ 9.34144    $ 8.94835            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08104    $ 7.33576        2,981
   01/01/2009 to 12/31/2009.........  $ 7.33576    $ 8.88239        2,977
   01/01/2010 to 12/31/2010.........  $ 8.88239    $ 9.75540        2,973
   01/01/2011 to 12/31/2011.........  $ 9.75540    $ 9.39965        2,969

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.46677    $ 5.96480            0
   01/01/2009 to 12/31/2009.........  $ 5.96480    $ 7.72222            0
   01/01/2010 to 12/31/2010.........  $ 7.72222    $ 9.75243            0
   01/01/2011 to 12/31/2011.........  $ 9.75243    $10.20123            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.67476    $ 8.07731            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15903    $ 5.59912            0
   01/01/2009 to 12/31/2009.........  $ 5.59912    $ 7.28925            0
   01/01/2010 to 12/31/2010.........  $ 7.28925    $ 9.48126            0
   01/01/2011 to 12/31/2011.........  $ 9.48126    $ 8.08449            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10354    $ 7.49579            0
   01/01/2009 to 12/31/2009.........  $ 7.49579    $ 8.91747            0
   01/01/2010 to 12/31/2010.........  $ 8.91747    $ 9.91699            0
   01/01/2011 to 12/31/2011.........  $ 9.91699    $ 9.49150            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05845    $ 6.69799       14,882
   01/01/2009 to 12/31/2009.........  $ 6.69799    $ 8.14061       14,032
   01/01/2010 to 12/31/2010.........  $ 8.14061    $ 9.13613       12,517
   01/01/2011 to 12/31/2011.........  $ 9.13613    $ 8.83081       11,868
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20449    $ 6.14116        4,208
   01/01/2009 to 12/31/2009.........  $ 6.14116    $ 7.59181        3,868
   01/01/2010 to 12/31/2010.........  $ 7.59181    $ 8.86716        5,051
   01/01/2011 to 12/31/2011.........  $ 8.86716    $ 8.16104        4,961
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99846    $ 7.46560            0
   01/01/2009 to 11/13/2009.........  $ 7.46560    $ 8.33382            0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17514    $ 6.10743            0
   01/01/2009 to 12/31/2009.........  $ 6.10743    $ 8.09706            0
   01/01/2010 to 12/31/2010.........  $ 8.09706    $ 9.55097            0
   01/01/2011 to 12/31/2011.........  $ 9.55097    $ 8.90050            0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.99447    $ 6.09639            0
   01/01/2009 to 12/31/2009.........  $ 6.09639    $ 8.93789            0
   01/01/2010 to 12/31/2010.........  $ 8.93789    $ 9.67330            0
   01/01/2011 to 12/31/2011.........  $ 9.67330    $ 9.11725            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34875    $ 5.93530           0
   01/01/2009 to 12/31/2009.........  $ 5.93530    $ 6.94204           0
   01/01/2010 to 12/31/2010.........  $ 6.94204    $ 7.69028           0
   01/01/2011 to 12/31/2011.........  $ 7.69028    $ 7.13042           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.33434    $ 6.05243           0
   01/01/2009 to 12/31/2009.........  $ 6.05243    $ 9.33050           0
   01/01/2010 to 12/31/2010.........  $ 9.33050    $10.97167           0
   01/01/2011 to 12/31/2011.........  $10.97167    $10.44650           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03334    $ 7.63187           0
   01/01/2009 to 12/31/2009.........  $ 7.63187    $ 9.50009           0
   01/01/2010 to 12/31/2010.........  $ 9.50009    $11.81819           0
   01/01/2011 to 12/31/2011.........  $11.81819    $11.74881           0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.61174    $ 7.68350           0
   01/01/2009 to 12/31/2009.........  $ 7.68350    $10.22078           0
   01/01/2010 to 12/31/2010.........  $10.22078    $11.38405           0
   01/01/2011 to 12/31/2011.........  $11.38405    $11.52626           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11173    $ 7.12923       2,696
   01/01/2009 to 12/31/2009.........  $ 7.12923    $ 8.86178       1,872
   01/01/2010 to 12/31/2010.........  $ 8.86178    $ 9.89791         792
   01/01/2011 to 12/31/2011.........  $ 9.89791    $ 9.65807       1,152
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08922    $ 7.60462           0
   01/01/2009 to 12/31/2009.........  $ 7.60462    $ 9.20764           0
   01/01/2010 to 12/31/2010.........  $ 9.20764    $10.08376           0
   01/01/2011 to 12/31/2011.........  $10.08376    $ 9.84556           0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.50394    $ 5.40188           0
   01/01/2009 to 12/31/2009.........  $ 5.40188    $ 7.17172           0
   01/01/2010 to 12/31/2010.........  $ 7.17172    $ 8.05818           0
   01/01/2011 to 12/31/2011.........  $ 8.05818    $ 6.88591           0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.88744    $ 5.74991           0
   01/01/2009 to 12/31/2009.........  $ 5.74991    $ 7.36363           0
   01/01/2010 to 12/31/2010.........  $ 7.36363    $ 8.02708           0
   01/01/2011 to 12/31/2011.........  $ 8.02708    $ 6.88888           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009........  $ 9.98135    $10.86097           0
   01/01/2010 to 12/31/2010.........  $10.86097    $11.81045           0
   01/01/2011 to 12/31/2011.........  $11.81045    $13.03258           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22588    $ 7.82983       6,414
   01/01/2009 to 12/31/2009.........  $ 7.82983    $ 9.37555       4,670
   01/01/2010 to 12/31/2010.........  $ 9.37555    $ 9.87388       3,257
   01/01/2011 to 12/31/2011.........  $ 9.87388    $ 9.71232       3,172
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08384    $10.28765           0
   01/01/2010 to 12/31/2010.........  $10.28765    $11.23808           0
   01/01/2011 to 12/31/2011.........  $11.23808    $11.10143           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14522    $10.29741           0
   01/01/2010 to 12/31/2010.........  $10.29741    $11.49202           0
   01/01/2011 to 12/31/2011.........  $11.49202    $10.61548           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.07041    $ 5.94481           0
   01/01/2009 to 12/31/2009.........  $ 5.94481    $ 7.92696           0
   01/01/2010 to 12/31/2010.........  $ 7.92696    $ 8.33676           0
   01/01/2011 to 12/31/2011.........  $ 8.33676    $ 7.43271           0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.15840    $ 5.48443           0
   01/01/2009 to 12/31/2009.........  $ 5.48443    $ 6.42806           0
   01/01/2010 to 12/31/2010.........  $ 6.42806    $ 7.13815           0
   01/01/2011 to 12/31/2011.........  $ 7.13815    $ 6.71202           0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.38709    $ 7.82496           0
   01/01/2009 to 12/31/2009.........  $ 7.82496    $10.33592           0
   01/01/2010 to 12/31/2010.........  $10.33592    $11.50363           0
   01/01/2011 to 12/31/2011.........  $11.50363    $12.43749           0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98862    $ 5.98019           0
   01/01/2009 to 12/31/2009.........  $ 5.98019    $ 7.61491           0
   01/01/2010 to 12/31/2010.........  $ 7.61491    $ 8.94884           0
   01/01/2011 to 12/31/2011.........  $ 8.94884    $ 8.70184           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.17842    $ 6.75217         0
   01/01/2009 to 12/31/2009.........  $ 6.75217    $ 8.71384         0
   01/01/2010 to 12/31/2010.........  $ 8.71384    $ 9.58130         0
   01/01/2011 to 12/31/2011.........  $ 9.58130    $ 9.10816         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.38287    $ 6.72320         0
   01/01/2009 to 12/31/2009.........  $ 6.72320    $ 8.20117         0
   01/01/2010 to 12/31/2010.........  $ 8.20117    $ 9.07694         0
   01/01/2011 to 12/31/2011.........  $ 9.07694    $ 8.85470         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.75286    $ 5.91502         0
   01/01/2009 to 12/31/2009.........  $ 5.91502    $ 8.06168         0
   01/01/2010 to 12/31/2010.........  $ 8.06168    $ 9.77890         0
   01/01/2011 to 12/31/2011.........  $ 9.77890    $ 9.26539         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16748    $10.18127         0
   01/01/2009 to 12/31/2009.........  $10.18127    $10.01586         0
   01/01/2010 to 12/31/2010.........  $10.01586    $ 9.83128         0
   01/01/2011 to 12/31/2011.........  $ 9.83128    $ 9.65009         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.65910    $ 5.67576         0
   01/01/2009 to 12/31/2009.........  $ 5.67576    $ 7.83349         0
   01/01/2010 to 12/31/2010.........  $ 7.83349    $ 9.48891         0
   01/01/2011 to 12/31/2011.........  $ 9.48891    $ 9.08069         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02836    $10.06690         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.55152    $ 5.85029         0
   01/01/2009 to 12/31/2009.........  $ 5.85029    $ 7.45133         0
   01/01/2010 to 12/31/2010.........  $ 7.45133    $ 9.40919         0
   01/01/2011 to 12/31/2011.........  $ 9.40919    $ 9.38941         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15914    $ 6.33164         0
   01/01/2009 to 12/31/2009.........  $ 6.33164    $ 7.61527         0
   01/01/2010 to 12/31/2010.........  $ 7.61527    $ 8.98774         0
   01/01/2011 to 04/29/2011.........  $ 8.98774    $10.07392         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10120    $ 5.56840         0
   01/01/2009 to 12/31/2009.........  $ 5.56840    $ 9.09915         0
   01/01/2010 to 12/31/2010.........  $ 9.09915    $10.91788         0
   01/01/2011 to 12/31/2011.........  $10.91788    $ 8.54230         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.51451    $10.25537            0
   01/01/2009 to 12/31/2009.........  $10.25537    $11.09340            0
   01/01/2010 to 12/31/2010.........  $11.09340    $11.31076            0
   01/01/2011 to 12/31/2011.........  $11.31076    $11.34944            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.86829    $10.16253            0
   01/01/2009 to 12/31/2009.........  $10.16253    $11.62088            0
   01/01/2010 to 12/31/2010.........  $11.62088    $12.28403            0
   01/01/2011 to 12/31/2011.........  $12.28403    $12.43807            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.41922    $ 8.28423       13,860
   01/01/2009 to 12/31/2009.........  $ 8.28423    $ 9.75850        7,907
   01/01/2010 to 12/31/2010.........  $ 9.75850    $10.58873        9,139
   01/01/2011 to 12/31/2011.........  $10.58873    $10.49478        9,135
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01837    $10.06681            0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.29756    $ 5.85753            0
   01/01/2009 to 12/31/2009.........  $ 5.85753    $ 7.00256            0
   01/01/2010 to 12/31/2010.........  $ 7.00256    $ 7.90595            0
   01/01/2011 to 12/31/2011.........  $ 7.90595    $ 8.02675            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99845    $ 8.88668            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15477    $ 7.13066          939
   01/01/2009 to 12/31/2009.........  $ 7.13066    $ 8.91579          939
   01/01/2010 to 12/31/2010.........  $ 8.91579    $ 9.78295            0
   01/01/2011 to 12/31/2011.........  $ 9.78295    $ 9.27599            0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.47049    $ 6.29069            0
   01/01/2009 to 12/31/2009.........  $ 6.29069    $ 8.26641            0
   01/01/2010 to 12/31/2010.........  $ 8.26641    $11.06637            0
   01/01/2011 to 12/31/2011.........  $11.06637    $10.75364            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.35347    $ 6.51489            0
   01/01/2009 to 12/31/2009.........  $ 6.51489    $ 8.11952            0
   01/01/2010 to 12/31/2010.........  $ 8.11952    $10.03914            0
   01/01/2011 to 12/31/2011.........  $10.03914    $ 9.26316            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.04604    $ 7.40835       11,419
   01/01/2009 to 12/31/2009.........  $ 7.40835    $ 9.02504       10,808
   01/01/2010 to 12/31/2010.........  $ 9.02504    $ 9.87813       10,454
   01/01/2011 to 12/31/2011.........  $ 9.87813    $ 9.88621        9,958
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.02831    $ 5.40479            0
   01/01/2009 to 12/31/2009.........  $ 5.40479    $ 6.56594            0
   01/01/2010 to 12/31/2010.........  $ 6.56594    $ 7.29663            0
   01/01/2011 to 12/31/2011.........  $ 7.29663    $ 7.04313            0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $11.00386    $10.15023            0
   01/01/2009 to 12/31/2009.........  $10.15023    $11.16740            0
   01/01/2010 to 12/31/2010.........  $11.16740    $11.58840            0
   01/01/2011 to 12/31/2011.........  $11.58840    $11.84135            0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.62217    $ 5.87234            0
   01/01/2009 to 12/31/2009.........  $ 5.87234    $ 8.83842            0
   01/01/2010 to 12/31/2010.........  $ 8.83842    $10.04478            0
   01/01/2011 to 12/31/2011.........  $10.04478    $ 9.69047            0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.04239    $ 5.70792            0
   01/01/2009 to 12/31/2009.........  $ 5.70792    $ 8.36558            0
   01/01/2010 to 12/31/2010.........  $ 8.36558    $ 9.88866            0
   01/01/2011 to 12/31/2011.........  $ 9.88866    $ 8.25662            0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.75396    $ 5.85729            0
   01/01/2009 to 12/31/2009.........  $ 5.85729    $ 7.38209            0
   01/01/2010 to 12/31/2010.........  $ 7.38209    $ 8.30457            0
   01/01/2011 to 12/31/2011.........  $ 8.30457    $ 7.86811            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.23168    $ 9.28051           0
   01/01/2009 to 12/31/2009.........  $ 9.28051    $10.16632           0
   01/01/2010 to 12/31/2010.........  $10.16632    $10.75449           0
   01/01/2011 to 12/31/2011.........  $10.75449    $11.18976           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07805    $ 6.63304       1,274
   01/01/2009 to 12/31/2009.........  $ 6.63304    $ 8.46619       1,271
   01/01/2010 to 12/31/2010.........  $ 8.46619    $ 9.15895       3,373
   01/01/2011 to 12/31/2011.........  $ 9.15895    $ 8.83797       1,944


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

   ACCUMULATION UNIT VALUES: COMBINATION 5% ROLL UP AND HAV DEATH BENEFIT OR
                   HIGHEST DAILY VALUE DEATH BENEFIT (2.05%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09167     $6.95840        9,754
   01/01/2009 to 12/31/2009.........  $ 6.95840     $8.47922        9,750
   01/01/2010 to 12/31/2010.........  $ 8.47922     $9.30273        9,746
   01/01/2011 to 12/31/2011.........  $ 9.30273     $8.87357        9,742
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.31784     $7.20030            0
   01/01/2009 to 12/31/2009.........  $ 7.20030     $8.90401            0
   01/01/2010 to 12/31/2010.........  $ 8.90401     $9.92086            0
   01/01/2011 to 12/31/2011.........  $ 9.92086     $9.73249            0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.09781     $6.10266            0
   01/01/2009 to 12/31/2009.........  $ 6.10266     $7.04277            0
   01/01/2010 to 12/31/2010.........  $ 7.04277     $7.85667            0
   01/01/2011 to 12/31/2011.........  $ 7.85667     $7.97378            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19410     $7.28529       34,181
   01/01/2009 to 12/31/2009.........  $ 7.28529     $8.80182       32,694
   01/01/2010 to 12/31/2010.........  $ 8.80182     $9.68687       32,282
   01/01/2011 to 12/31/2011.........  $ 9.68687     $9.37698       27,024
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99833     $9.14427            0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34515     $6.02011            0
   01/01/2009 to 12/31/2009.........  $ 6.02011     $6.97614            0
   01/01/2010 to 12/31/2010.........  $ 6.97614     $7.68640            0
   01/01/2011 to 12/31/2011.........  $ 7.68640     $7.49484            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98368    $ 6.63191       39,493
   01/01/2009 to 12/31/2009.........  $ 6.63191    $ 8.14461       37,870
   01/01/2010 to 12/31/2010.........  $ 8.14461    $ 9.04836       37,418
   01/01/2011 to 12/31/2011.........  $ 9.04836    $ 8.65150       31,679
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09917    $ 6.68121            0
   01/01/2009 to 12/31/2009.........  $ 6.68121    $ 8.30455            0
   01/01/2010 to 12/31/2010.........  $ 8.30455    $ 9.30456            0
   01/01/2011 to 12/31/2011.........  $ 9.30456    $ 8.89993            0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08099    $ 7.32855            0
   01/01/2009 to 12/31/2009.........  $ 7.32855    $ 8.86066            0
   01/01/2010 to 12/31/2010.........  $ 8.86066    $ 9.71730            0
   01/01/2011 to 12/31/2011.........  $ 9.71730    $ 9.34912            0
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.45499    $ 5.95221            0
   01/01/2009 to 12/31/2009.........  $ 5.95221    $ 7.69467            0
   01/01/2010 to 12/31/2010.........  $ 7.69467    $ 9.70334            0
   01/01/2011 to 12/31/2011.........  $ 9.70334    $10.13514            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.66505    $ 8.06573            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.14872    $ 5.58734            0
   01/01/2009 to 12/31/2009.........  $ 5.58734    $ 7.26320            0
   01/01/2010 to 12/31/2010.........  $ 7.26320    $ 9.43359            0
   01/01/2011 to 12/31/2011.........  $ 9.43359    $ 8.03200            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10350    $ 7.48840        3,694
   01/01/2009 to 12/31/2009.........  $ 7.48840    $ 8.89552        3,516
   01/01/2010 to 12/31/2010.........  $ 8.89552    $ 9.87800        3,419
   01/01/2011 to 12/31/2011.........  $ 9.87800    $ 9.44029        2,138

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.04705    $ 6.68384           0
   01/01/2009 to 12/31/2009.........  $ 6.68384    $ 8.11147           0
   01/01/2010 to 12/31/2010.........  $ 8.11147    $ 9.09004           0
   01/01/2011 to 12/31/2011.........  $ 9.09004    $ 8.77343           0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.19308    $ 6.12822       4,079
   01/01/2009 to 12/31/2009.........  $ 6.12822    $ 7.56470       4,077
   01/01/2010 to 12/31/2010.........  $ 7.56470    $ 8.82241       4,075
   01/01/2011 to 12/31/2011.........  $ 8.82241    $ 8.10790       4,073
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99834    $ 7.46060           0
   01/01/2009 to 11/13/2009.........  $ 7.46060    $ 8.31761           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17501    $ 6.10331           0
   01/01/2009 to 12/31/2009.........  $ 6.10331    $ 8.07965           0
   01/01/2010 to 12/31/2010.........  $ 8.07965    $ 9.51634           0
   01/01/2011 to 12/31/2011.........  $ 9.51634    $ 8.85532           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.98328    $ 6.08363           0
   01/01/2009 to 12/31/2009.........  $ 6.08363    $ 8.90595           0
   01/01/2010 to 12/31/2010.........  $ 8.90595    $ 9.62459           0
   01/01/2011 to 12/31/2011.........  $ 9.62459    $ 9.05797           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.33831    $ 5.92286           0
   01/01/2009 to 12/31/2009.........  $ 5.92286    $ 6.91739           0
   01/01/2010 to 12/31/2010.........  $ 6.91739    $ 7.65179           0
   01/01/2011 to 12/31/2011.........  $ 7.65179    $ 7.08422           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.32267    $ 6.03967           0
   01/01/2009 to 12/31/2009.........  $ 6.03967    $ 9.29716           0
   01/01/2010 to 12/31/2010.........  $ 9.29716    $10.91632           0
   01/01/2011 to 12/31/2011.........  $10.91632    $10.37857           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03322    $ 7.62675           0
   01/01/2009 to 12/31/2009.........  $ 7.62675    $ 9.47971           0
   01/01/2010 to 12/31/2010.........  $ 9.47971    $11.77554           0
   01/01/2011 to 12/31/2011.........  $11.77554    $11.68924           0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.59977    $ 7.66726           0
   01/01/2009 to 12/31/2009.........  $ 7.66726    $10.18418           0
   01/01/2010 to 12/31/2010.........  $10.18418    $11.32643           0
   01/01/2011 to 12/31/2011.........  $11.32643    $11.45106           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11169    $ 7.12215           0
   01/01/2009 to 12/31/2009.........  $ 7.12215    $ 8.83997           0
   01/01/2010 to 12/31/2010.........  $ 8.83997    $ 9.85897           0
   01/01/2011 to 12/31/2011.........  $ 9.85897    $ 9.60589           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08918    $ 7.59707            0
   01/01/2009 to 12/31/2009.........  $ 7.59707    $ 9.18496            0
   01/01/2010 to 12/31/2010.........  $ 9.18496    $10.04404            0
   01/01/2011 to 12/31/2011.........  $10.04404    $ 9.79245            0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.49217    $ 5.39052            0
   01/01/2009 to 12/31/2009.........  $ 5.39052    $ 7.14599            0
   01/01/2010 to 12/31/2010.........  $ 7.14599    $ 8.01738            0
   01/01/2011 to 12/31/2011.........  $ 8.01738    $ 6.84083            0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.87627    $ 5.73777            0
   01/01/2009 to 12/31/2009.........  $ 5.73777    $ 7.33715            0
   01/01/2010 to 12/31/2010.........  $ 7.33715    $ 7.98646            0
   01/01/2011 to 12/31/2011.........  $ 7.98646    $ 6.84390            0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02948    $10.76372       15,338
   01/01/2009 to 12/31/2009.........  $10.76372    $11.73945       15,228
   01/01/2010 to 12/31/2010.........  $11.73945    $12.74685       15,123
   01/01/2011 to 12/31/2011.........  $12.74685    $14.04526       21,493
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.21432    $ 7.81330        4,187
   01/01/2009 to 12/31/2009.........  $ 7.81330    $ 9.34193        4,185
   01/01/2010 to 12/31/2010.........  $ 9.34193    $ 9.82397        4,183
   01/01/2011 to 12/31/2011.........  $ 9.82397    $ 9.64904        4,181
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08372    $10.28562            0
   01/01/2010 to 12/31/2010.........  $10.28562    $11.21934            0
   01/01/2011 to 12/31/2011.........  $11.21934    $11.06680            0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14510    $10.29541            0
   01/01/2010 to 12/31/2010.........  $10.29541    $11.47285            0
   01/01/2011 to 12/31/2011.........  $11.47285    $10.58217            0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.05911    $ 5.93225            0
   01/01/2009 to 12/31/2009.........  $ 5.93225    $ 7.89870            0
   01/01/2010 to 12/31/2010.........  $ 7.89870    $ 8.29487            0
   01/01/2011 to 12/31/2011.........  $ 8.29487    $ 7.38440            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.14825    $ 5.47298         0
   01/01/2009 to 12/31/2009.........  $ 5.47298    $ 6.40509         0
   01/01/2010 to 12/31/2010.........  $ 6.40509    $ 7.10207         0
   01/01/2011 to 12/31/2011.........  $ 7.10207    $ 6.66818         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37541    $ 7.80849         0
   01/01/2009 to 12/31/2009.........  $ 7.80849    $10.29913         0
   01/01/2010 to 12/31/2010.........  $10.29913    $11.44587         0
   01/01/2011 to 12/31/2011.........  $11.44587    $12.35676         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.97748    $ 5.96762         0
   01/01/2009 to 12/31/2009.........  $ 5.96762    $ 7.58771         0
   01/01/2010 to 12/31/2010.........  $ 7.58771    $ 8.90369         0
   01/01/2011 to 12/31/2011.........  $ 8.90369    $ 8.64509         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16699    $ 6.73798         0
   01/01/2009 to 12/31/2009.........  $ 6.73798    $ 8.68271         0
   01/01/2010 to 12/31/2010.........  $ 8.68271    $ 9.53313         0
   01/01/2011 to 12/31/2011.........  $ 9.53313    $ 9.04886         0
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.37125    $ 6.70908         0
   01/01/2009 to 12/31/2009.........  $ 6.70908    $ 8.17193         0
   01/01/2010 to 12/31/2010.........  $ 8.17193    $ 9.03125         0
   01/01/2011 to 12/31/2011.........  $ 9.03125    $ 8.79724         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74190    $ 5.90256         0
   01/01/2009 to 12/31/2009.........  $ 5.90256    $ 8.03284         0
   01/01/2010 to 12/31/2010.........  $ 8.03284    $ 9.72970         0
   01/01/2011 to 12/31/2011.........  $ 9.72970    $ 9.20515         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.15610    $10.15986         0
   01/01/2009 to 12/31/2009.........  $10.15986    $ 9.98007         0
   01/01/2010 to 12/31/2010.........  $ 9.98007    $ 9.78178         0
   01/01/2011 to 12/31/2011.........  $ 9.78178    $ 9.58745         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.64836    $ 5.66381         0
   01/01/2009 to 12/31/2009.........  $ 5.66381    $ 7.80555         0
   01/01/2010 to 12/31/2010.........  $ 7.80555    $ 9.44104         0
   01/01/2011 to 12/31/2011.........  $ 9.44104    $ 9.02150         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02824    $10.06433         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.54076    $ 5.83794         0
   01/01/2009 to 12/31/2009.........  $ 5.83794    $ 7.42465         0
   01/01/2010 to 12/31/2010.........  $ 7.42465    $ 9.36168         0
   01/01/2011 to 12/31/2011.........  $ 9.36168    $ 9.32824         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14770    $ 6.31826         0
   01/01/2009 to 12/31/2009.........  $ 6.31826    $ 7.58806         0
   01/01/2010 to 12/31/2010.........  $ 7.58806    $ 8.94249         0
   01/01/2011 to 04/29/2011.........  $ 8.94249    $10.01838         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10108    $ 5.56461         0
   01/01/2009 to 12/31/2009.........  $ 5.56461    $ 9.07937         0
   01/01/2010 to 12/31/2010.........  $ 9.07937    $10.87803         0
   01/01/2011 to 12/31/2011.........  $10.87803    $ 8.49858         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.50266    $10.23374         0
   01/01/2009 to 12/31/2009.........  $10.23374    $11.05362         0
   01/01/2010 to 12/31/2010.........  $11.05362    $11.25358         0
   01/01/2011 to 12/31/2011.........  $11.25358    $11.27536         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.85614    $10.14131         0
   01/01/2009 to 12/31/2009.........  $10.14131    $11.57959         0
   01/01/2010 to 12/31/2010.........  $11.57959    $12.22242         0
   01/01/2011 to 12/31/2011.........  $12.22242    $12.35763         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.40756    $ 8.26681         0
   01/01/2009 to 12/31/2009.........  $ 8.26681    $ 9.72368         0
   01/01/2010 to 12/31/2010.........  $ 9.72368    $10.53541         0
   01/01/2011 to 12/31/2011.........  $10.53541    $10.42659         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01825    $10.06423         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.28723    $ 5.84517         0
   01/01/2009 to 12/31/2009.........  $ 5.84517    $ 6.97752         0
   01/01/2010 to 12/31/2010.........  $ 6.97752    $ 7.86618         0
   01/01/2011 to 12/31/2011.........  $ 7.86618    $ 7.97470         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99833    $ 8.87790         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14329    $ 7.11566         0
   01/01/2009 to 12/31/2009.........  $ 7.11566    $ 8.88396         0
   01/01/2010 to 12/31/2010.........  $ 8.88396    $ 9.73371         0
   01/01/2011 to 12/31/2011.........  $ 9.73371    $ 9.21575         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.45991    $ 6.27758         0
   01/01/2009 to 12/31/2009.........  $ 6.27758    $ 8.23708         0
   01/01/2010 to 12/31/2010.........  $ 8.23708    $11.01097         0
   01/01/2011 to 12/31/2011.........  $11.01097    $10.68410         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.34299    $ 6.50117         0
   01/01/2009 to 12/31/2009.........  $ 6.50117    $ 8.09044         0
   01/01/2010 to 12/31/2010.........  $ 8.09044    $ 9.98848         0
   01/01/2011 to 12/31/2011.........  $ 9.98848    $ 9.20281         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.03487    $ 7.39293         0
   01/01/2009 to 12/31/2009.........  $ 7.39293    $ 8.99286         0
   01/01/2010 to 12/31/2010.........  $ 8.99286    $ 9.82856         0
   01/01/2011 to 12/31/2011.........  $ 9.82856    $ 9.82215         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.01817    $ 5.39349         0
   01/01/2009 to 12/31/2009.........  $ 5.39349    $ 6.54268         0
   01/01/2010 to 12/31/2010.........  $ 6.54268    $ 7.26021         0
   01/01/2011 to 12/31/2011.........  $ 7.26021    $ 6.99775         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.99163    $10.12903         0
   01/01/2009 to 12/31/2009.........  $10.12903    $11.12771         0
   01/01/2010 to 12/31/2010.........  $11.12771    $11.53023         0
   01/01/2011 to 12/31/2011.........  $11.53023    $11.76456         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.61138    $ 5.85995         0
   01/01/2009 to 12/31/2009.........  $ 5.85995    $ 8.80681         0
   01/01/2010 to 12/31/2010.........  $ 8.80681    $ 9.99409         0
   01/01/2011 to 12/31/2011.........  $ 9.99409    $ 9.62730         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $12.02884    $ 5.69590         0
   01/01/2009 to 12/31/2009.........  $ 5.69590    $ 8.33567         0
   01/01/2010 to 12/31/2010.........  $ 8.33567    $ 9.83861         0
   01/01/2011 to 12/31/2011.........  $ 9.83861    $ 8.20262         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.74301    $ 5.84493         0
   01/01/2009 to 12/31/2009.........  $ 5.84493    $ 7.35571         0
   01/01/2010 to 12/31/2010.........  $ 7.35571    $ 8.26275         0
   01/01/2011 to 12/31/2011.........  $ 8.26275    $ 7.81701         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.22474    $ 9.26506         0
   01/01/2009 to 12/31/2009.........  $ 9.26506    $10.13453         0
   01/01/2010 to 12/31/2010.........  $10.13453    $10.70508         0
   01/01/2011 to 12/31/2011.........  $10.70508    $11.12207         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07801    $ 6.62654         0
   01/01/2009 to 12/31/2009.........  $ 6.62654    $ 8.44546         0
   01/01/2010 to 12/31/2010.........  $ 8.44546    $ 9.12305         0
   01/01/2011 to 12/31/2011.........  $ 9.12305    $ 8.79046         0


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY (2.15%) OR
                      TRUEACCUMULATION HD 60 BPS (2.15%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09267    $10.41271       35,396
   01/01/2008 to 12/31/2008.........  $10.41271    $ 6.94873       34,874
   01/01/2009 to 12/31/2009.........  $ 6.94873    $ 8.45915       35,623
   01/01/2010 to 12/31/2010.........  $ 8.45915    $ 9.27164       34,344
   01/01/2011 to 12/31/2011.........  $ 9.27164    $ 8.83518       29,529
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11432    $10.46348        4,423
   01/01/2008 to 12/31/2008.........  $10.46348    $ 7.19022       26,254
   01/01/2009 to 12/31/2009.........  $ 7.19022    $ 8.88280       26,597
   01/01/2010 to 12/31/2010.........  $ 8.88280    $ 9.88751       26,810
   01/01/2011 to 12/31/2011.........  $ 9.88751    $ 9.69030       25,465
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06574    $ 9.54008            0
   01/01/2008 to 12/31/2008.........  $ 9.54008    $ 6.09416            0
   01/01/2009 to 12/31/2009.........  $ 6.09416    $ 7.02608            0
   01/01/2010 to 12/31/2010.........  $ 7.02608    $ 7.83024            0
   01/01/2011 to 12/31/2011.........  $ 7.83024    $ 7.93915            0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07644    $10.42324          809
   01/01/2008 to 12/31/2008.........  $10.42324    $ 7.27505        2,024
   01/01/2009 to 12/31/2009.........  $ 7.27505    $ 8.78087        2,410
   01/01/2010 to 12/31/2010.........  $ 8.78087    $ 9.65440          234
   01/01/2011 to 12/31/2011.........  $ 9.65440    $ 9.33634          167

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99825    $ 9.13828            0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07750    $ 9.79460            0
   01/01/2008 to 12/31/2008.........  $ 9.79460    $ 6.01165            0
   01/01/2009 to 12/31/2009.........  $ 6.01165    $ 6.95945            0
   01/01/2010 to 12/31/2010.........  $ 6.95945    $ 7.66039            0
   01/01/2011 to 12/31/2011.........  $ 7.66039    $ 7.46234            0
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99883    $ 9.34869            0
   01/01/2010 to 12/31/2010.........  $ 9.34869    $10.11959            0
   01/01/2011 to 12/31/2011.........  $10.11959    $10.86162            0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02960    $12.14003            0
   01/01/2009 to 12/31/2009.........  $12.14003    $11.16508            0
   01/01/2010 to 12/31/2010.........  $11.16508    $12.15234            0
   01/01/2011 to 12/31/2011.........  $12.15234    $13.51223            0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02957    $12.19718            0
   01/01/2009 to 12/31/2009.........  $12.19718    $11.02061            0
   01/01/2010 to 12/31/2010.........  $11.02061    $12.01404            0
   01/01/2011 to 12/31/2011.........  $12.01404    $13.63986            0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99883    $ 8.76129            0
   01/01/2010 to 12/31/2010.........  $ 8.76129    $ 9.59251            0
   01/01/2011 to 12/31/2011.........  $ 9.59251    $11.14445            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99767    $10.97378            0
   01/01/2011 to 12/31/2011.........  $10.97378    $12.92378            0
   AST Bond Portfolio 2022..........
   01/03/2011* to 12/31/2011........  $ 9.99825    $11.98294            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11580    $10.39840       13,061
   01/01/2008 to 12/31/2008.........  $10.39840    $ 6.62275       10,121
   01/01/2009 to 12/31/2009.........  $ 6.62275    $ 8.12532       10,262
   01/01/2010 to 12/31/2010.........  $ 8.12532    $ 9.01791        9,912
   01/01/2011 to 12/31/2011.........  $ 9.01791    $ 8.61387        9,358
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09915    $ 6.67681            0
   01/01/2009 to 12/31/2009.........  $ 6.67681    $ 8.29110            0
   01/01/2010 to 12/31/2010.........  $ 8.29110    $ 9.28054            0
   01/01/2011 to 12/31/2011.........  $ 9.28054    $ 8.86822            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08097    $ 7.32374            0
   01/01/2009 to 12/31/2009.........  $ 7.32374    $ 8.84623            0
   01/01/2010 to 12/31/2010.........  $ 8.84623    $ 9.69191            0
   01/01/2011 to 12/31/2011.........  $ 9.69191    $ 9.31555            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10554    $ 9.34891            0
   01/01/2008 to 12/31/2008.........  $ 9.34891    $ 5.94381            0
   01/01/2009 to 12/31/2009.........  $ 5.94381    $ 7.67611            0
   01/01/2010 to 12/31/2010.........  $ 7.67611    $ 9.67044            0
   01/01/2011 to 12/31/2011.........  $ 9.67044    $10.09087            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12697    $ 8.81696            0
   01/01/2008 to 07/18/2008.........  $ 8.81696    $ 8.05791            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09487    $10.19469            0
   01/01/2008 to 12/31/2008.........  $10.19469    $ 5.57945            0
   01/01/2009 to 12/31/2009.........  $ 5.57945    $ 7.24578            0
   01/01/2010 to 12/31/2010.........  $ 7.24578    $ 9.40175            0
   01/01/2011 to 12/31/2011.........  $ 9.40175    $ 7.99707            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10348    $ 7.48351            0
   01/01/2009 to 12/31/2009.........  $ 7.48351    $ 8.88110            0
   01/01/2010 to 12/31/2010.........  $ 8.88110    $ 9.85231            0
   01/01/2011 to 12/31/2011.........  $ 9.85231    $ 9.40654            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08850    $10.40739       25,214
   01/01/2008 to 12/31/2008.........  $10.40739    $ 6.67441        3,299
   01/01/2009 to 12/31/2009.........  $ 6.67441    $ 8.09215        4,185
   01/01/2010 to 12/31/2010.........  $ 8.09215    $ 9.05939        4,777
   01/01/2011 to 12/31/2011.........  $ 9.05939    $ 8.73526        3,040
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12415    $10.54390        1,765
   01/01/2008 to 12/31/2008.........  $10.54390    $ 6.11961        1,502
   01/01/2009 to 12/31/2009.........  $ 6.11961    $ 7.54662        1,493
   01/01/2010 to 12/31/2010.........  $ 7.54662    $ 8.79273          931
   01/01/2011 to 12/31/2011.........  $ 8.79273    $ 8.07282        2,291
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99826    $ 7.45729            0
   01/01/2009 to 11/13/2009.........  $ 7.45729    $ 8.30680            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17493    $ 6.10054         0
   01/01/2009 to 12/31/2009.........  $ 6.10054    $ 8.06810         0
   01/01/2010 to 12/31/2010.........  $ 8.06810    $ 9.49352         0
   01/01/2011 to 12/31/2011.........  $ 9.49352    $ 8.82539         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13374    $10.38994         0
   01/01/2008 to 12/31/2008.........  $10.38994    $ 6.07511         0
   01/01/2009 to 12/31/2009.........  $ 6.07511    $ 8.88485         0
   01/01/2010 to 12/31/2010.........  $ 8.88485    $ 9.59233         0
   01/01/2011 to 12/31/2011.........  $ 9.59233    $ 9.01882         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07325    $10.18694         0
   01/01/2008 to 12/31/2008.........  $10.18694    $ 5.91450         0
   01/01/2009 to 12/31/2009.........  $ 5.91450    $ 6.90084         0
   01/01/2010 to 12/31/2010.........  $ 6.90084    $ 7.62592         0
   01/01/2011 to 12/31/2011.........  $ 7.62592    $ 7.05340         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12370    $10.40616         0
   01/01/2008 to 12/31/2008.........  $10.40616    $ 6.03125         0
   01/01/2009 to 12/31/2009.........  $ 6.03125    $ 9.27500         0
   01/01/2010 to 12/31/2010.........  $ 9.27500    $10.87959         0
   01/01/2011 to 12/31/2011.........  $10.87959    $10.33352         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03314    $ 7.62330         0
   01/01/2009 to 12/31/2009.........  $ 7.62330    $ 9.46612         0
   01/01/2010 to 12/31/2010.........  $ 9.46612    $11.74715         0
   01/01/2011 to 12/31/2011.........  $11.74715    $11.64964         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01055    $10.50463         0
   01/01/2008 to 12/31/2008.........  $10.50463    $ 7.65663         0
   01/01/2009 to 12/31/2009.........  $ 7.65663    $10.16011         0
   01/01/2010 to 12/31/2010.........  $10.16011    $11.28870         0
   01/01/2011 to 12/31/2011.........  $11.28870    $11.40173         0
AST Horizon Growth Asset Allocation Portfolio
   05/01/2008* to 12/31/2008........  $10.11166    $ 7.11750         0
   01/01/2009 to 12/31/2009.........  $ 7.11750    $ 8.82554         0
   01/01/2010 to 12/31/2010.........  $ 8.82554    $ 9.83332         0
   01/01/2011 to 12/31/2011.........  $ 9.83332    $ 9.57153         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08915    $ 7.59215           0
   01/01/2009 to 12/31/2009.........  $ 7.59215    $ 9.16998           0
   01/01/2010 to 12/31/2010.........  $ 9.16998    $10.01776           0
   01/01/2011 to 12/31/2011.........  $10.01776    $ 9.75711           0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24160    $11.04912           0
   01/01/2008 to 12/31/2008.........  $11.04912    $ 5.38294           0
   01/01/2009 to 12/31/2009.........  $ 5.38294    $ 7.12895           0
   01/01/2010 to 12/31/2010.........  $ 7.12895    $ 7.99054           0
   01/01/2011 to 12/31/2011.........  $ 7.99054    $ 6.81135           0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18837    $10.45253           0
   01/01/2008 to 12/31/2008.........  $10.45253    $ 5.72969           0
   01/01/2009 to 12/31/2009.........  $ 5.72969    $ 7.31957           0
   01/01/2010 to 12/31/2010.........  $ 7.31957    $ 7.95947           0
   01/01/2011 to 12/31/2011.........  $ 7.95947    $ 6.81400           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08276    $ 9.67462       2,704
   01/01/2008 to 12/31/2008.........  $ 9.67462    $ 7.80249         611
   01/01/2009 to 12/31/2009.........  $ 7.80249    $ 9.31987       1,290
   01/01/2010 to 12/31/2010.........  $ 9.31987    $ 9.79118       1,396
   01/01/2011 to 12/31/2011.........  $ 9.79118    $ 9.60749       1,098
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08364    $10.28430           0
   01/01/2010 to 12/31/2010.........  $10.28430    $11.20698           0
   01/01/2011 to 12/31/2011.........  $11.20698    $11.04379           0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14502    $10.29407           0
   01/01/2010 to 12/31/2010.........  $10.29407    $11.46010           0
   01/01/2011 to 12/31/2011.........  $11.46010    $10.56011           0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18177    $10.32353           0
   01/01/2008 to 12/31/2008.........  $10.32353    $ 5.92402           0
   01/01/2009 to 12/31/2009.........  $ 5.92402    $ 7.87993           0
   01/01/2010 to 12/31/2010.........  $ 7.87993    $ 8.26696           0
   01/01/2011 to 12/31/2011.........  $ 8.26696    $ 7.35236           0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09180    $ 9.54198           0
   01/01/2008 to 12/31/2008.........  $ 9.54198    $ 5.46533           0
   01/01/2009 to 12/31/2009.........  $ 5.46533    $ 6.38973           0
   01/01/2010 to 12/31/2010.........  $ 6.38973    $ 7.07812           0
   01/01/2011 to 12/31/2011.........  $ 7.07812    $ 6.63929           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00671    $10.37873         0
   01/01/2008 to 12/31/2008.........  $10.37873    $ 7.79764         0
   01/01/2009 to 12/31/2009.........  $ 7.79764    $10.27462         0
   01/01/2010 to 12/31/2010.........  $10.27462    $11.40738         0
   01/01/2011 to 12/31/2011.........  $11.40738    $12.30319         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13276    $10.80537         0
   01/01/2008 to 12/31/2008.........  $10.80537    $ 5.95932         0
   01/01/2009 to 12/31/2009.........  $ 5.95932    $ 7.56979         0
   01/01/2010 to 12/31/2010.........  $ 7.56979    $ 8.87403         0
   01/01/2011 to 12/31/2011.........  $ 8.87403    $ 8.60791         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15615    $10.41263         0
   01/01/2008 to 12/31/2008.........  $10.41263    $ 6.72847         0
   01/01/2009 to 12/31/2009.........  $ 6.72847    $ 8.66191         0
   01/01/2010 to 12/31/2010.........  $ 8.66191    $ 9.50088         0
   01/01/2011 to 12/31/2011.........  $ 9.50088    $ 9.00948         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10825    $10.74455         0
   01/01/2008 to 12/31/2008.........  $10.74455    $ 6.69964         0
   01/01/2009 to 12/31/2009.........  $ 6.69964    $ 8.15236         0
   01/01/2010 to 12/31/2010.........  $ 8.15236    $ 9.00077         0
   01/01/2011 to 12/31/2011.........  $ 9.00077    $ 8.75902         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07724    $ 9.73121         0
   01/01/2008 to 12/31/2008.........  $ 9.73121    $ 5.89420         0
   01/01/2009 to 12/31/2009.........  $ 5.89420    $ 8.01363         0
   01/01/2010 to 12/31/2010.........  $ 8.01363    $ 9.69689         0
   01/01/2011 to 12/31/2011.........  $ 9.69689    $ 9.16512         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99957    $10.11017         0
   01/01/2008 to 12/31/2008.........  $10.11017    $10.14553         0
   01/01/2009 to 12/31/2009.........  $10.14553    $ 9.95604         0
   01/01/2010 to 12/31/2010.........  $ 9.95604    $ 9.74848         0
   01/01/2011 to 12/31/2011.........  $ 9.74848    $ 9.54552         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10437    $10.00617         0
   01/01/2008 to 12/31/2008.........  $10.00617    $ 5.65589         0
   01/01/2009 to 12/31/2009.........  $ 5.65589    $ 7.78700         0
   01/01/2010 to 12/31/2010.........  $ 7.78700    $ 9.40947         0
   01/01/2011 to 12/31/2011.........  $ 9.40947    $ 8.98248         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02816    $10.06266            0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15803    $10.48169            0
   01/01/2008 to 12/31/2008.........  $10.48169    $ 5.82982            0
   01/01/2009 to 12/31/2009.........  $ 5.82982    $ 7.40693            0
   01/01/2010 to 12/31/2010.........  $ 7.40693    $ 9.33023            0
   01/01/2011 to 12/31/2011.........  $ 9.33023    $ 9.28785            0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05105    $11.21693            0
   01/01/2008 to 12/31/2008.........  $11.21693    $ 6.30946            0
   01/01/2009 to 12/31/2009.........  $ 6.30946    $ 7.57010            0
   01/01/2010 to 12/31/2010.........  $ 7.57010    $ 8.91259            0
   01/01/2011 to 04/29/2011.........  $ 8.91259    $ 9.98167            0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10100    $ 5.56218            0
   01/01/2009 to 12/31/2009.........  $ 5.56218    $ 9.06661            0
   01/01/2010 to 12/31/2010.........  $ 9.06661    $10.85216            0
   01/01/2011 to 12/31/2011.........  $10.85216    $ 8.47011            0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99825    $10.32414            0
   01/01/2008 to 12/31/2008.........  $10.32414    $10.21940            0
   01/01/2009 to 12/31/2009.........  $10.21940    $11.02749            0
   01/01/2010 to 12/31/2010.........  $11.02749    $11.21599            0
   01/01/2011 to 12/31/2011.........  $11.21599    $11.22678            0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98962    $10.58408            0
   01/01/2008 to 12/31/2008.........  $10.58408    $10.12708            0
   01/01/2009 to 12/31/2009.........  $10.12708    $11.55209            0
   01/01/2010 to 12/31/2010.........  $11.55209    $12.18144            0
   01/01/2011 to 12/31/2011.........  $12.18144    $12.30408            0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05201    $10.47375          804
   01/01/2008 to 12/31/2008.........  $10.47375    $ 8.25528       13,327
   01/01/2009 to 12/31/2009.........  $ 8.25528    $ 9.70064       15,775
   01/01/2010 to 12/31/2010.........  $ 9.70064    $10.50017       16,929
   01/01/2011 to 12/31/2011.........  $10.50017    $10.38155       15,442
AST PRUDENTIAL CORE BOND PORTFOLIO2
   10/31/2011* to 12/31/2011........  $10.01817    $10.06256            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08294    $ 9.72984            0
   01/01/2008 to 12/31/2008.........  $ 9.72984    $ 5.83700            0
   01/01/2009 to 12/31/2009.........  $ 5.83700    $ 6.96092            0
   01/01/2010 to 12/31/2010.........  $ 6.96092    $ 7.83975            0
   01/01/2011 to 12/31/2011.........  $ 7.83975    $ 7.94013            0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99825    $ 8.87204            0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08169    $10.39796          811
   01/01/2008 to 12/31/2008.........  $10.39796    $ 7.10576          133
   01/01/2009 to 12/31/2009.........  $ 7.10576    $ 8.86293          220
   01/01/2010 to 12/31/2010.........  $ 8.86293    $ 9.70116          234
   01/01/2011 to 12/31/2011.........  $ 9.70116    $ 9.17599          169
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09635    $ 9.85163            0
   01/01/2008 to 12/31/2008.........  $ 9.85163    $ 6.26870            0
   01/01/2009 to 12/31/2009.........  $ 6.26870    $ 8.21727            0
   01/01/2010 to 12/31/2010.........  $ 8.21727    $10.97365            0
   01/01/2011 to 12/31/2011.........  $10.97365    $10.63756            0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09248    $ 9.43584            0
   01/01/2008 to 12/31/2008.........  $ 9.43584    $ 6.49201            0
   01/01/2009 to 12/31/2009.........  $ 6.49201    $ 8.07126            0
   01/01/2010 to 12/31/2010.........  $ 8.07126    $ 9.95506            0
   01/01/2011 to 12/31/2011.........  $ 9.95506    $ 9.16306            0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06948    $10.18337       35,698
   01/01/2008 to 12/31/2008.........  $10.18337    $ 7.38250       33,725
   01/01/2009 to 12/31/2009.........  $ 7.38250    $ 8.97137       22,587
   01/01/2010 to 12/31/2010.........  $ 8.97137    $ 9.79540       21,665
   01/01/2011 to 12/31/2011.........  $ 9.79540    $ 9.77944       18,155
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09058    $ 9.46722            0
   01/01/2008 to 12/31/2008.........  $ 9.46722    $ 5.38593            0
   01/01/2009 to 12/31/2009.........  $ 5.38593    $ 6.52707            0
   01/01/2010 to 12/31/2010.........  $ 6.52707    $ 7.23564            0
   01/01/2011 to 12/31/2011.........  $ 7.23564    $ 6.96724            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00668    $10.59024           0
   01/01/2008 to 12/31/2008.........  $10.59024    $10.11481           0
   01/01/2009 to 12/31/2009.........  $10.11481    $11.10125           0
   01/01/2010 to 12/31/2010.........  $11.10125    $11.49144           0
   01/01/2011 to 12/31/2011.........  $11.49144    $11.71361           0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14506    $10.05810           0
   01/01/2008 to 12/31/2008.........  $10.05810    $ 5.85175           0
   01/01/2009 to 12/31/2009.........  $ 5.85175    $ 8.78579           0
   01/01/2010 to 12/31/2010.........  $ 8.78579    $ 9.96050           0
   01/01/2011 to 12/31/2011.........  $ 9.96050    $ 9.58551           0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18002    $11.61783           0
   01/01/2008 to 12/31/2008.........  $11.61783    $ 5.68800           0
   01/01/2009 to 12/31/2009.........  $ 5.68800    $ 8.31597           0
   01/01/2010 to 12/31/2010.........  $ 8.31597    $ 9.80597           0
   01/01/2011 to 12/31/2011.........  $ 9.80597    $ 8.16751           0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12983    $10.33832           0
   01/01/2008 to 12/31/2008.........  $10.33832    $ 5.83669           0
   01/01/2009 to 12/31/2009.........  $ 5.83669    $ 7.33814           0
   01/01/2010 to 12/31/2010.........  $ 7.33814    $ 8.23489           0
   01/01/2011 to 12/31/2011.........  $ 8.23489    $ 7.78299           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99825    $ 9.97382           0
   01/01/2008 to 12/31/2008.........  $ 9.97382    $ 9.25500           0
   01/01/2009 to 12/31/2009.........  $ 9.25500    $10.11349           0
   01/01/2010 to 12/31/2010.........  $10.11349    $10.67235           0
   01/01/2011 to 12/31/2011.........  $10.67235    $11.07720           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07798    $ 6.62214       2,291
   01/01/2009 to 12/31/2009.........  $ 6.62214    $ 8.43152       3,667
   01/01/2010 to 12/31/2010.........  $ 8.43152    $ 9.09905       3,255
   01/01/2011 to 12/31/2011.........  $ 9.09905    $ 8.75870       1,340


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

           ACCUMULATION UNIT VALUES: SPOUSAL TRUEINCOME ONLY (2.30%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09255    $10.40617           0
   01/01/2008 to 12/31/2008.........  $10.40617    $ 6.93419       2,998
   01/01/2009 to 12/31/2009.........  $ 6.93419    $ 8.42904           0
   01/01/2010 to 12/31/2010.........  $ 8.42904    $ 9.22519           0
   01/01/2011 to 12/31/2011.........  $ 9.22519    $ 8.77804           0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11420    $10.45687           0
   01/01/2008 to 12/31/2008.........  $10.45687    $ 7.17504           0
   01/01/2009 to 12/31/2009.........  $ 7.17504    $ 8.85106       1,878
   01/01/2010 to 12/31/2010.........  $ 8.85106    $ 9.83777       1,876
   01/01/2011 to 12/31/2011.........  $ 9.83777    $ 9.62752       1,874
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06562    $ 9.53406           0
   01/01/2008 to 12/31/2008.........  $ 9.53406    $ 6.08130           0
   01/01/2009 to 12/31/2009.........  $ 6.08130    $ 7.00100           0
   01/01/2010 to 12/31/2010.........  $ 7.00100    $ 7.79090           0
   01/01/2011 to 12/31/2011.........  $ 7.79090    $ 7.88773           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07632    $10.41669           0
   01/01/2008 to 12/31/2008.........  $10.41669    $ 7.25984           0
   01/01/2009 to 12/31/2009.........  $ 7.25984    $ 8.74980           0
   01/01/2010 to 12/31/2010.........  $ 8.74980    $ 9.60608           0
   01/01/2011 to 12/31/2011.........  $ 9.60608    $ 9.27594           0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99813    $ 9.12924           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07738    $ 9.78845            0
   01/01/2008 to 12/31/2008.........  $ 9.78845    $ 5.99907            0
   01/01/2009 to 12/31/2009.........  $ 5.99907    $ 6.93468            0
   01/01/2010 to 12/31/2010.........  $ 6.93468    $ 7.62200            0
   01/01/2011 to 12/31/2011.........  $ 7.62200    $ 7.41393            0
AST CAPITAL GROWTH ASSET ALLOCATION
  PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11568    $10.39176            0
   01/01/2008 to 12/31/2008.........  $10.39176    $ 6.60876       39,251
   01/01/2009 to 12/31/2009.........  $ 6.60876    $ 8.09615       36,365
   01/01/2010 to 12/31/2010.........  $ 8.09615    $ 8.97247       33,933
   01/01/2011 to 12/31/2011.........  $ 8.97247    $ 8.55797       31,699
AST CLS GROWTH ASSET ALLOCATION
  PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09911    $ 6.67026            0
   01/01/2009 to 12/31/2009.........  $ 6.67026    $ 8.27074            0
   01/01/2010 to 12/31/2010.........  $ 8.27074    $ 9.24411            0
   01/01/2011 to 12/31/2011.........  $ 9.24411    $ 8.82049            0
AST CLS MODERATE ASSET ALLOCATION
  PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08093    $ 7.31658            0
   01/01/2009 to 12/31/2009.........  $ 7.31658    $ 8.82455            0
   01/01/2010 to 12/31/2010.........  $ 8.82455    $ 9.65406            0
   01/01/2011 to 12/31/2011.........  $ 9.65406    $ 9.26559            0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10541    $ 9.34300            0
   01/01/2008 to 12/31/2008.........  $ 9.34300    $ 5.93131            0
   01/01/2009 to 12/31/2009.........  $ 5.93131    $ 7.64885            0
   01/01/2010 to 12/31/2010.........  $ 7.64885    $ 9.62208            0
   01/01/2011 to 12/31/2011.........  $ 9.62208    $10.02565            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12685    $ 8.81141            0
   01/01/2008 to 07/18/2008.........  $ 8.81141    $ 8.04645            0
AST FEDERATED AGGRESSIVE GROWTH
  PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09475    $10.18828            0
   01/01/2008 to 12/31/2008.........  $10.18828    $ 5.56771            0
   01/01/2009 to 12/31/2009.........  $ 5.56771    $ 7.21994            0
   01/01/2010 to 12/31/2010.........  $ 7.21994    $ 9.35446            0
   01/01/2011 to 12/31/2011.........  $ 9.35446    $ 7.94511            0
AST FI PYRAMIS(R) ASSET ALLOCATION
  PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10344    $ 7.47615            0
   01/01/2009 to 12/31/2009.........  $ 7.47615    $ 8.85937            0
   01/01/2010 to 12/31/2010.........  $ 8.85937    $ 9.81382            0
   01/01/2011 to 12/31/2011.........  $ 9.81382    $ 9.35607            0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08838     $10.40081       3,818
   01/01/2008 to 12/31/2008.........  $10.40081     $ 6.66052       4,581
   01/01/2009 to 12/31/2009.........  $ 6.66052     $ 8.06343       3,269
   01/01/2010 to 12/31/2010.........  $ 8.06343     $ 9.01404       3,002
   01/01/2011 to 12/31/2011.........  $ 9.01404     $ 8.67886       2,763
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12403     $10.53722           0
   01/01/2008 to 12/31/2008.........  $10.53722     $ 6.10680           0
   01/01/2009 to 12/31/2009.........  $ 6.10680     $ 7.51985           0
   01/01/2010 to 12/31/2010.........  $ 7.51985     $ 8.74860           0
   01/01/2011 to 12/31/2011.........  $ 8.74860     $ 8.02042           0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99814     $ 7.45226           0
   01/01/2009 to 11/13/2009.........  $ 7.45226     $ 8.29066           0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17481     $ 6.09649           0
   01/01/2009 to 12/31/2009.........  $ 6.09649     $ 8.05078           0
   01/01/2010 to 12/31/2010.........  $ 8.05078     $ 9.45927           0
   01/01/2011 to 12/31/2011.........  $ 9.45927     $ 8.78060           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13362     $10.38345           0
   01/01/2008 to 12/31/2008.........  $10.38345     $ 6.06233           0
   01/01/2009 to 12/31/2009.........  $ 6.06233     $ 8.85314           0
   01/01/2010 to 12/31/2010.........  $ 8.85314     $ 9.54416           0
   01/01/2011 to 12/31/2011.........  $ 9.54416     $ 8.96037           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07313     $10.18050           0
   01/01/2008 to 12/31/2008.........  $10.18050     $ 5.90204           0
   01/01/2009 to 12/31/2009.........  $ 5.90204     $ 6.87620           0
   01/01/2010 to 12/31/2010.........  $ 6.87620     $ 7.58756           0
   01/01/2011 to 12/31/2011.........  $ 7.58756     $ 7.00767           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12358     $10.39958           0
   01/01/2008 to 12/31/2008.........  $10.39958     $ 6.01856           0
   01/01/2009 to 12/31/2009.........  $ 6.01856     $ 9.24189           0
   01/01/2010 to 12/31/2010.........  $ 9.24189     $10.82478           0
   01/01/2011 to 12/31/2011.........  $10.82478     $10.26633           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03302     $ 7.61828           0
   01/01/2009 to 12/31/2009.........  $ 7.61828     $ 9.44603           0
   01/01/2010 to 12/31/2010.........  $ 9.44603     $11.70488           0
   01/01/2011 to 12/31/2011.........  $11.70488     $11.59068           0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01043     $10.49801           0
   01/01/2008 to 12/31/2008.........  $10.49801     $ 7.64054           0
   01/01/2009 to 12/31/2009.........  $ 7.64054     $10.12384           0
   01/01/2010 to 12/31/2010.........  $10.12384     $11.23190           0
   01/01/2011 to 12/31/2011.........  $11.23190     $11.32784           0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11162     $ 7.11050           0
   01/01/2009 to 12/31/2009.........  $ 7.11050     $ 8.80378           0
   01/01/2010 to 12/31/2010.........  $ 8.80378     $ 9.79464           0
   01/01/2011 to 12/31/2011.........  $ 9.79464     $ 9.51996           0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08911     $ 7.58467           0
   01/01/2009 to 12/31/2009.........  $ 7.58467     $ 9.14747           0
   01/01/2010 to 12/31/2010.........  $ 9.14747     $ 9.97866           0
   01/01/2011 to 12/31/2011.........  $ 9.97866     $ 9.70492           0
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24148     $11.04216           0
   01/01/2008 to 12/31/2008.........  $11.04216     $ 5.37160           0
   01/01/2009 to 12/31/2009.........  $ 5.37160     $ 7.10356           0
   01/01/2010 to 12/31/2010.........  $ 7.10356     $ 7.95038           0
   01/01/2011 to 12/31/2011.........  $ 7.95038     $ 6.76716           0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18824     $10.44595           0
   01/01/2008 to 12/31/2008.........  $10.44595     $ 5.71766           0
   01/01/2009 to 12/31/2009.........  $ 5.71766     $ 7.29345           0
   01/01/2010 to 12/31/2010.........  $ 7.29345     $ 7.91949           0
   01/01/2011 to 12/31/2011.........  $ 7.91949     $ 6.76988           0
AST INVESTMENT GRADE BOND PORTFOLIO
   01/01/2009 to 12/31/2009.........  $10.00000     $10.83235           0
   01/01/2010 to 12/31/2010.........  $10.83235     $11.73319           0
   01/01/2011 to 12/31/2011.........  $11.73319     $12.89680           0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08264     $ 9.66846           0
   01/01/2008 to 12/31/2008.........  $ 9.66846     $ 7.78606           0
   01/01/2009 to 12/31/2009.........  $ 7.78606     $ 9.28661       1,819
   01/01/2010 to 12/31/2010.........  $ 9.28661     $ 9.74184       1,817
   01/01/2011 to 12/31/2011.........  $ 9.74184     $ 9.54506       1,815

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08352     $10.28232         0
   01/01/2010 to 12/31/2010.........  $10.28232     $11.18824         0
   01/01/2011 to 12/31/2011.........  $11.18824     $11.00912         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14490     $10.29212         0
   01/01/2010 to 12/31/2010.........  $10.29212     $11.44115         0
   01/01/2011 to 12/31/2011.........  $11.44115     $10.52721         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18165     $10.31691         0
   01/01/2008 to 12/31/2008.........  $10.31691     $ 5.91147         0
   01/01/2009 to 12/31/2009.........  $ 5.91147     $ 7.85183         0
   01/01/2010 to 12/31/2010.........  $ 7.85183     $ 8.22542         0
   01/01/2011 to 12/31/2011.........  $ 8.22542     $ 7.30477         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09168     $ 9.53594         0
   01/01/2008 to 12/31/2008.........  $ 9.53594     $ 5.45377         0
   01/01/2009 to 12/31/2009.........  $ 5.45377     $ 6.36697         0
   01/01/2010 to 12/31/2010.........  $ 6.36697     $ 7.04275         0
   01/01/2011 to 12/31/2011.........  $ 7.04275     $ 6.59641         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00659     $10.37218         0
   01/01/2008 to 12/31/2008.........  $10.37218     $ 7.78124         0
   01/01/2009 to 12/31/2009.........  $ 7.78124     $10.23808         0
   01/01/2010 to 12/31/2010.........  $10.23808     $11.35019         0
   01/01/2011 to 12/31/2011.........  $11.35019     $12.22360         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13264     $10.79851         0
   01/01/2008 to 12/31/2008.........  $10.79851     $ 5.94678         0
   01/01/2009 to 12/31/2009.........  $ 5.94678     $ 7.54279         0
   01/01/2010 to 12/31/2010.........  $ 7.54279     $ 8.82931         0
   01/01/2011 to 12/31/2011.........  $ 8.82931     $ 8.55196         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15603     $10.40607         0
   01/01/2008 to 12/31/2008.........  $10.40607     $ 6.71434         0
   01/01/2009 to 12/31/2009.........  $ 6.71434     $ 8.63106         0
   01/01/2010 to 12/31/2010.........  $ 8.63106     $ 9.45324         0
   01/01/2011 to 12/31/2011.........  $ 9.45324     $ 8.95124         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10813     $10.73777         0
   01/01/2008 to 12/31/2008.........  $10.73777     $ 6.68559         0
   01/01/2009 to 12/31/2009.........  $ 6.68559     $ 8.12328         0
   01/01/2010 to 12/31/2010.........  $ 8.12328     $ 8.95553         0
   01/01/2011 to 12/31/2011.........  $ 8.95553     $ 8.70218         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07712     $ 9.72510         0
   01/01/2008 to 12/31/2008.........  $ 9.72510     $ 5.88192         0
   01/01/2009 to 12/31/2009.........  $ 5.88192     $ 7.98530         0
   01/01/2010 to 12/31/2010.........  $ 7.98530     $ 9.64843         0
   01/01/2011 to 12/31/2011.........  $ 9.64843     $ 9.10597         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99945     $10.10381         0
   01/01/2008 to 12/31/2008.........  $10.10381     $10.12434         0
   01/01/2009 to 12/31/2009.........  $10.12434     $ 9.92051         0
   01/01/2010 to 12/31/2010.........  $ 9.92051     $ 9.69962         0
   01/01/2011 to 12/31/2011.........  $ 9.69962     $ 9.48362         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10425     $ 9.99980         0
   01/01/2008 to 12/31/2008.........  $ 9.99980     $ 5.64402         0
   01/01/2009 to 12/31/2009.........  $ 5.64402     $ 7.75926         0
   01/01/2010 to 12/31/2010.........  $ 7.75926     $ 9.36222         0
   01/01/2011 to 12/31/2011.........  $ 9.36222     $ 8.92438         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02804     $10.06014         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15791     $10.47505         0
   01/01/2008 to 12/31/2008.........  $10.47505     $ 5.81757         0
   01/01/2009 to 12/31/2009.........  $ 5.81757     $ 7.38062         0
   01/01/2010 to 12/31/2010.........  $ 7.38062     $ 9.28346         0
   01/01/2011 to 12/31/2011.........  $ 9.28346     $ 9.22775         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05093     $11.20984         0
   01/01/2008 to 12/31/2008.........  $11.20984     $ 6.29623         0
   01/01/2009 to 12/31/2009.........  $ 6.29623     $ 7.54307         0
   01/01/2010 to 12/31/2010.........  $ 7.54307     $ 8.86776         0
   01/01/2011 to 04/29/2011.........  $ 8.86776     $ 9.92672         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10088     $ 5.55845         0
   01/01/2009 to 12/31/2009.........  $ 5.55845     $ 9.04724         0
   01/01/2010 to 12/31/2010.........  $ 9.04724     $10.81315         0
   01/01/2011 to 12/31/2011.........  $10.81315     $ 8.42720         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99813     $10.31757         0
   01/01/2008 to 12/31/2008.........  $10.31757     $10.19792         0
   01/01/2009 to 12/31/2009.........  $10.19792     $10.98807         0
   01/01/2010 to 12/31/2010.........  $10.98807     $11.15954         0
   01/01/2011 to 12/31/2011.........  $11.15954     $11.15386         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98950     $10.57739         0
   01/01/2008 to 12/31/2008.........  $10.57739     $10.10583         0
   01/01/2009 to 12/31/2009.........  $10.10583     $11.51084         0
   01/01/2010 to 12/31/2010.........  $11.51084     $12.12007         0
   01/01/2011 to 12/31/2011.........  $12.12007     $12.22416         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05189     $10.46713         0
   01/01/2008 to 12/31/2008.........  $10.46713     $ 8.23789         0
   01/01/2009 to 12/31/2009.........  $ 8.23789     $ 9.66599         0
   01/01/2010 to 12/31/2010.........  $ 9.66599     $10.44729         0
   01/01/2011 to 12/31/2011.........  $10.44729     $10.31420         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01805     $10.06000         0
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08282     $ 9.72365         0
   01/01/2008 to 12/31/2008.........  $ 9.72365     $ 5.82477         0
   01/01/2009 to 12/31/2009.........  $ 5.82477     $ 6.93611         0
   01/01/2010 to 12/31/2010.........  $ 6.93611     $ 7.80035         0
   01/01/2011 to 12/31/2011.........  $ 7.80035     $ 7.88863         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99813     $ 8.86330         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08157     $10.39129         0
   01/01/2008 to 12/31/2008.........  $10.39129     $ 7.09074         0
   01/01/2009 to 12/31/2009.........  $ 7.09074     $ 8.83111         0
   01/01/2010 to 12/31/2010.........  $ 8.83111     $ 9.65207         0
   01/01/2011 to 12/31/2011.........  $ 9.65207     $ 9.11620         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09623     $ 9.84545         0
   01/01/2008 to 12/31/2008.........  $ 9.84545     $ 6.25555         0
   01/01/2009 to 12/31/2009.........  $ 6.25555     $ 8.18814         0
   01/01/2010 to 12/31/2010.........  $ 8.18814     $10.91881         0
   01/01/2011 to 12/31/2011.........  $10.91881     $10.56883         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09236    $ 9.42983         0
   01/01/2008 to 12/31/2008.........  $ 9.42983    $ 6.47833         0
   01/01/2009 to 12/31/2009.........  $ 6.47833    $ 8.04226         0
   01/01/2010 to 12/31/2010.........  $ 8.04226    $ 9.90483         0
   01/01/2011 to 12/31/2011.........  $ 9.90483    $ 9.10347         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06936    $10.17690         0
   01/01/2008 to 12/31/2008.........  $10.17690    $ 7.36698         0
   01/01/2009 to 12/31/2009.........  $ 7.36698    $ 8.93948         0
   01/01/2010 to 12/31/2010.........  $ 8.93948    $ 9.74625         0
   01/01/2011 to 12/31/2011.........  $ 9.74625    $ 9.71612         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09046    $ 9.46133         0
   01/01/2008 to 12/31/2008.........  $ 9.46133    $ 5.37455         0
   01/01/2009 to 12/31/2009.........  $ 5.37455    $ 6.50369         0
   01/01/2010 to 12/31/2010.........  $ 6.50369    $ 7.19941         0
   01/01/2011 to 12/31/2011.........  $ 7.19941    $ 6.92217         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00656    $10.58352         0
   01/01/2008 to 12/31/2008.........  $10.58352    $10.09357         0
   01/01/2009 to 12/31/2009.........  $10.09357    $11.06172         0
   01/01/2010 to 12/31/2010.........  $11.06172    $11.43374         0
   01/01/2011 to 12/31/2011.........  $11.43374    $11.63767         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14494    $10.05174         0
   01/01/2008 to 12/31/2008.........  $10.05174    $ 5.83949         0
   01/01/2009 to 12/31/2009.........  $ 5.83949    $ 8.75462         0
   01/01/2010 to 12/31/2010.........  $ 8.75462    $ 9.91060         0
   01/01/2011 to 12/31/2011.........  $ 9.91060    $ 9.52354         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17990    $11.61041         0
   01/01/2008 to 12/31/2008.........  $11.61041    $ 5.67597         0
   01/01/2009 to 12/31/2009.........  $ 5.67597    $ 8.28615         0
   01/01/2010 to 12/31/2010.........  $ 8.28615    $ 9.75631         0
   01/01/2011 to 12/31/2011.........  $ 9.75631    $ 8.11414         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12971    $10.33183           0
   01/01/2008 to 12/31/2008.........  $10.33183    $ 5.82442           0
   01/01/2009 to 12/31/2009.........  $ 5.82442    $ 7.31205           0
   01/01/2010 to 12/31/2010.........  $ 7.31205    $ 8.19375           0
   01/01/2011 to 12/31/2011.........  $ 8.19375    $ 7.73276           0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99813    $ 9.97203           0
   01/01/2008 to 12/31/2008.........  $ 9.97203    $ 9.23974           0
   01/01/2009 to 12/31/2009.........  $ 9.23974    $10.08210           0
   01/01/2010 to 12/31/2010.........  $10.08210    $10.62366           0
   01/01/2011 to 12/31/2011.........  $10.62366    $11.01053           0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07794    $ 6.61561       1,317
   01/01/2009 to 12/31/2009.........  $ 6.61561    $ 8.41089       1,312
   01/01/2010 to 12/31/2010.........  $ 8.41089    $ 9.06354           0
   01/01/2011 to 12/31/2011.........  $ 9.06354    $ 8.71179           0


*Denotesthe start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

          ACCUMULATION UNIT VALUES: WITH COMBO 5%/HAV 80 BPS (2.35%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.91946    $ 8.41901           0
   01/01/2010 to 12/31/2010.........  $ 8.41901    $ 9.20967           0
   01/01/2011 to 12/31/2011.........  $ 9.20967    $ 8.75896           0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.15949    $ 8.84062           0
   01/01/2010 to 12/31/2010.........  $ 8.84062    $ 9.82127           0
   01/01/2011 to 12/31/2011.........  $ 9.82127    $ 9.60650           0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.66286    $ 6.99273           0
   01/01/2010 to 12/31/2010.........  $ 6.99273    $ 7.77801           0
   01/01/2011 to 12/31/2011.........  $ 7.77801    $ 7.87082           0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.28614    $ 8.73905       1,252
   01/01/2010 to 12/31/2010.........  $ 8.73905    $ 9.58957         641
   01/01/2011 to 12/31/2011.........  $ 9.58957    $ 9.25563         590
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99809    $ 9.12624           0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.49158    $ 6.92638           0
   01/01/2010 to 12/31/2010.........  $ 6.92638    $ 7.60913           0
   01/01/2011 to 12/31/2011.........  $ 7.60913    $ 7.39785           0
AST BOND PORTFOLIO 2016
   05/01/2009 to 12/31/2009.........  $ 9.66525    $ 9.33046           0
   01/01/2010 to 12/31/2010.........  $ 9.33046    $10.08006           0
   01/01/2011 to 12/31/2011.........  $10.08006    $10.79797           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BOND PORTFOLIO 2018
   05/01/2009 to 12/31/2009.........  $11.43144    $11.12864           0
   01/01/2010 to 12/31/2010.........  $11.12864    $12.08900           0
   01/01/2011 to 12/31/2011.........  $12.08900    $13.41541           0
AST BOND PORTFOLIO 2019
   05/01/2009 to 12/31/2009.........  $11.38071    $10.98465           0
   01/01/2010 to 12/31/2010.........  $10.98465    $11.95143           0
   01/01/2011 to 12/31/2011.........  $11.95143    $13.54226           0
AST BOND PORTFOLIO 2020
   05/01/2009 to 12/31/2009.........  $ 9.35760    $ 8.74417           0
   01/01/2010 to 12/31/2010.........  $ 8.74417    $ 9.55502           0
   01/01/2011 to 12/31/2011.........  $ 9.55502    $11.07928           0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99745    $10.95233       1,256
   01/01/2011 to 12/31/2011.........  $10.95233    $12.87327           0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99809    $11.95968       1,411
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.60503    $ 8.08658           0
   01/01/2010 to 12/31/2010.........  $ 8.08658    $ 8.95750           0
   01/01/2011 to 12/31/2011.........  $ 8.95750    $ 8.53947           0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.74095    $ 8.26396           0
   01/01/2010 to 12/31/2010.........  $ 8.26396    $ 9.23209           0
   01/01/2011 to 12/31/2011.........  $ 9.23209    $ 8.80468           0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.42730    $ 8.81729         922
   01/01/2010 to 12/31/2010.........  $ 8.81729    $ 9.64125         472
   01/01/2011 to 12/31/2011.........  $ 9.64125    $ 9.24880         435
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.06983    $ 7.63973           0
   01/01/2010 to 12/31/2010.........  $ 7.63973    $ 9.60577           0
   01/01/2011 to 12/31/2011.........  $ 9.60577    $10.00379           0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.55216    $ 7.21128           0
   01/01/2010 to 12/31/2010.........  $ 7.21128    $ 9.33864           0
   01/01/2011 to 12/31/2011.........  $ 9.33864    $ 7.92780           0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.42625    $ 8.85204           0
   01/01/2010 to 12/31/2010.........  $ 8.85204    $ 9.80083           0
   01/01/2011 to 12/31/2011.........  $ 9.80083    $ 9.33910           0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.56836    $ 8.05364       1,077
   01/01/2010 to 12/31/2010.........  $ 8.05364    $ 8.99876         551
   01/01/2011 to 12/31/2011.........  $ 8.99876    $ 8.65983         508
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.17903    $ 7.51087           0
   01/01/2010 to 12/31/2010.........  $ 7.51087    $ 8.73399           0
   01/01/2011 to 12/31/2011.........  $ 8.73399    $ 8.00320           0
AST GLOBAL REAL ESTATE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.70102    $ 8.04522           0
   01/01/2010 to 12/31/2010.........  $ 8.04522    $ 9.44815           0
   01/01/2011 to 12/31/2011.........  $ 9.44815    $ 8.76602           0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.93004    $ 8.84254           0
   01/01/2010 to 12/31/2010.........  $ 8.84254    $ 9.52813           0
   01/01/2011 to 12/31/2011.........  $ 9.52813    $ 8.94099           0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.70647    $ 6.86791           0
   01/01/2010 to 12/31/2010.........  $ 6.86791    $ 7.57471           0
   01/01/2011 to 12/31/2011.........  $ 7.57471    $ 6.99241           0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.89718    $ 9.23099           0
   01/01/2010 to 12/31/2010.........  $ 9.23099    $10.80694           0
   01/01/2011 to 12/31/2011.........  $10.80694    $10.24435           0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.37505    $ 9.43936           0
   01/01/2010 to 12/31/2010.........  $ 9.43936    $11.69095           0
   01/01/2011 to 12/31/2011.........  $11.69095    $11.57124           0
AST HIGH YIELD PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.10549    $10.11187           0
   01/01/2010 to 12/31/2010.........  $10.11187    $11.21315           0
   01/01/2011 to 12/31/2011.........  $11.21315    $11.30334           0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.22291     $ 8.79659         0
   01/01/2010 to 12/31/2010.........  $ 8.79659     $ 9.78186         0
   01/01/2011 to 12/31/2011.........  $ 9.78186     $ 9.50290         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.73818     $ 9.14005         0
   01/01/2010 to 12/31/2010.........  $ 9.14005     $ 9.96566         0
   01/01/2011 to 12/31/2011.........  $ 9.96566     $ 9.68750         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.43137     $ 7.09511         0
   01/01/2010 to 12/31/2010.........  $ 7.09511     $ 7.93701         0
   01/01/2011 to 12/31/2011.........  $ 7.93701     $ 6.75250         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.63409     $ 7.28482         0
   01/01/2010 to 12/31/2010.........  $ 7.28482     $ 7.90617         0
   01/01/2011 to 12/31/2011.........  $ 7.90617     $ 6.75513         0
AST INVESTMENT GRADE BOND PORTFOLIO
   05/01/2009* to 12/31/2009........  $ 9.98123     $10.82874         0
   01/01/2010 to 12/31/2010.........  $10.82874     $11.72359         0
   01/01/2011 to 12/31/2011.........  $11.72359     $12.88004         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.02637     $ 9.27562         0
   01/01/2010 to 12/31/2010.........  $ 9.27562     $ 9.72566         0
   01/01/2011 to 12/31/2011.........  $ 9.72566     $ 9.52449         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08348     $10.28166         0
   01/01/2010 to 12/31/2010.........  $10.28166     $11.18209         0
   01/01/2011 to 12/31/2011.........  $11.18209     $10.99770         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14486     $10.29146         0
   01/01/2010 to 12/31/2010.........  $10.29146     $11.43481         0
   01/01/2011 to 12/31/2011.........  $11.43481     $10.51624         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.85397     $ 7.84259         0
   01/01/2010 to 12/31/2010.........  $ 7.84259     $ 8.21171         0
   01/01/2011 to 12/31/2011.........  $ 8.21171     $ 7.28888         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.03357     $ 6.35937         0
   01/01/2010 to 12/31/2010.........  $ 6.35937     $ 7.03076         0
   01/01/2011 to 12/31/2011.........  $ 7.03076     $ 6.58186         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.50415     $10.22579         0
   01/01/2010 to 12/31/2010.........  $10.22579     $11.33096         0
   01/01/2011 to 12/31/2011.........  $11.33096     $12.19693         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.93867     $ 7.53376         0
   01/01/2010 to 12/31/2010.........  $ 7.53376     $ 8.81447         0
   01/01/2011 to 12/31/2011.........  $ 8.81447     $ 8.53343         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.50700     $ 8.62094         0
   01/01/2010 to 12/31/2010.........  $ 8.62094     $ 9.43754         0
   01/01/2011 to 12/31/2011.........  $ 9.43754     $ 8.93200         0
AST MFS GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.70627     $ 8.11370         0
   01/01/2010 to 12/31/2010.........  $ 8.11370     $ 8.94066         0
   01/01/2011 to 12/31/2011.........  $ 8.94066     $ 8.68354         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.02882     $ 7.97555         0
   01/01/2010 to 12/31/2010.........  $ 7.97555     $ 9.63188         0
   01/01/2011 to 12/31/2011.........  $ 9.63188     $ 9.08589         0
AST MONEY MARKET PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.05788     $ 9.90902         0
   01/01/2010 to 12/31/2010.........  $ 9.90902     $ 9.68355         0
   01/01/2011 to 12/31/2011.........  $ 9.68355     $ 9.46336         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.73287     $ 7.74993         0
   01/01/2010 to 12/31/2010.........  $ 7.74993     $ 9.34633         0
   01/01/2011 to 12/31/2011.........  $ 9.34633     $ 8.90497         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02800     $10.05926         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.95800     $ 7.37175         0
   01/01/2010 to 12/31/2010.........  $ 7.37175     $ 9.26770         0
   01/01/2011 to 12/31/2011.........  $ 9.26770     $ 9.20769         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.21274     $ 7.53408         0
   01/01/2010 to 12/31/2010.........  $ 7.53408     $ 8.85289         0
   01/01/2011 to 04/29/2011.........  $ 8.85289     $ 9.90856         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.15313     $ 9.04069         0
   01/01/2010 to 12/31/2010.........  $ 9.04069     $10.80008         0
   01/01/2011 to 12/31/2011.........  $10.80008     $ 8.41294         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.47577     $10.97507         0
   01/01/2010 to 12/31/2010.........  $10.97507     $11.14074         0
   01/01/2011 to 12/31/2011.........  $11.14074     $11.12973         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $10.40229     $11.49721         0
   01/01/2010 to 12/31/2010.........  $11.49721     $12.09978         0
   01/01/2011 to 12/31/2011.........  $12.09978     $12.19778         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 8.34840     $ 9.65455         0
   01/01/2010 to 12/31/2010.........  $ 9.65455     $10.42982         0
   01/01/2011 to 12/31/2011.........  $10.42982     $10.29184         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01801     $10.05916         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.45995     $ 6.92791         0
   01/01/2010 to 12/31/2010.........  $ 6.92791     $ 7.78733         0
   01/01/2011 to 12/31/2011.........  $ 7.78733     $ 7.87158         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99809     $ 8.86036         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.19090     $ 8.82075         0
   01/01/2010 to 12/31/2010.........  $ 8.82075     $ 9.63600         0
   01/01/2011 to 12/31/2011.........  $ 9.63600     $ 9.09651         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.24164     $ 8.17829         0
   01/01/2010 to 12/31/2010.........  $ 8.17829     $10.90035         0
   01/01/2011 to 12/31/2011.........  $10.90035     $10.54577         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.20145     $ 8.03269         0
   01/01/2010 to 12/31/2010.........  $ 8.03269     $ 9.88822         0
   01/01/2011 to 12/31/2011.........  $ 9.88822     $ 9.08373         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 7.39103     $ 8.92871         0
   01/01/2010 to 12/31/2010.........  $ 8.92871     $ 9.72969         0
   01/01/2011 to 12/31/2011.........  $ 9.72969     $ 9.69497         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.09245     $ 6.49596         0
   01/01/2010 to 12/31/2010.........  $ 6.49596     $ 7.18720         0
   01/01/2011 to 12/31/2011.........  $ 7.18720     $ 6.90707         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.98210     $11.04844         0
   01/01/2010 to 12/31/2010.........  $11.04844     $11.41433         0
   01/01/2011 to 12/31/2011.........  $11.41433     $11.61219         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.64607     $ 8.74424         0
   01/01/2010 to 12/31/2010.........  $ 8.74424     $ 9.89407         0
   01/01/2011 to 12/31/2011.........  $ 9.89407     $ 9.50301         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 6.20793     $ 8.27631         0
   01/01/2010 to 12/31/2010.........  $ 8.27631     $ 9.74001         0
   01/01/2011 to 12/31/2011.........  $ 9.74001     $ 8.09666         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 5.76647     $ 7.30333         0
   01/01/2010 to 12/31/2010.........  $ 7.30333     $ 8.17987         0
   01/01/2011 to 12/31/2011.........  $ 8.17987     $ 7.71587         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2009 to 12/31/2009.........  $ 9.36703     $10.07149         0
   01/01/2010 to 12/31/2010.........  $10.07149     $10.60726         0
   01/01/2011 to 12/31/2011.........  $10.60726     $10.98814         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2009 to 12/31/2009.........  $ 6.60925     $ 8.40410         0
   01/01/2010 to 12/31/2010.........  $ 8.40410     $ 9.05182         0
   01/01/2011 to 12/31/2011.........  $ 9.05182     $ 8.69622         0


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

  ACCUMULATION UNIT VALUES: TRUEACCUMULATION HIGHEST DAILY AND COMBINATION 5%
                     ROLL UP AND HAV DEATH BENEFIT (2.40%)


                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.06538     $6.92442          0
   01/01/2009 to 12/31/2009.........  $ 6.92442     $8.40902          0
   01/01/2010 to 12/31/2010.........  $ 8.40902     $9.19416          0
   01/01/2011 to 12/31/2011.........  $ 9.19416     $8.73996          0
AST ADVANCED STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.29087     $7.16507          0
   01/01/2009 to 12/31/2009.........  $ 7.16507     $8.83017          0
   01/01/2010 to 12/31/2010.........  $ 8.83017     $9.80492          0
   01/01/2011 to 12/31/2011.........  $ 9.80492     $9.58582          0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.07404     $6.07283          0
   01/01/2009 to 12/31/2009.........  $ 6.07283     $6.98428          0
   01/01/2010 to 12/31/2010.........  $ 6.98428     $7.76476          0
   01/01/2011 to 12/31/2011.........  $ 7.76476     $7.85362          0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16748     $7.24959          0
   01/01/2009 to 12/31/2009.........  $ 7.24959     $8.72886          0
   01/01/2010 to 12/31/2010.........  $ 8.72886     $9.57364          0
   01/01/2011 to 12/31/2011.........  $ 9.57364     $9.23564          0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99805     $9.12332          0
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.32080     $5.99056          0
   01/01/2009 to 12/31/2009.........  $ 5.99056     $6.91817          0
   01/01/2010 to 12/31/2010.........  $ 6.91817     $7.59645          0
   01/01/2011 to 12/31/2011.........  $ 7.59645     $7.38192          0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST BOND PORTFOLIO 2016
   01/02/2009* to 12/31/2009........  $ 9.99870     $ 9.32586         0
   01/01/2010 to 12/31/2010.........  $ 9.32586     $10.07014         0
   01/01/2011 to 12/31/2011.........  $10.07014     $10.78210         0
AST BOND PORTFOLIO 2018
   05/01/2008* to 12/31/2008........  $10.02953     $12.12017         0
   01/01/2009 to 12/31/2009.........  $12.12017     $11.11953         0
   01/01/2010 to 12/31/2010.........  $11.11953     $12.07315         0
   01/01/2011 to 12/31/2011.........  $12.07315     $13.39132         0
AST BOND PORTFOLIO 2019
   05/01/2008* to 12/31/2008........  $10.02950     $12.17723         0
   01/01/2009 to 12/31/2009.........  $12.17723     $10.97570         0
   01/01/2010 to 12/31/2010.........  $10.97570     $11.93588         0
   01/01/2011 to 12/31/2011.........  $11.93588     $13.51805         0
AST BOND PORTFOLIO 2020
   01/02/2009* to 12/31/2009........  $ 9.99870     $ 8.73986         0
   01/01/2010 to 12/31/2010.........  $ 8.73986     $ 9.54567         0
   01/01/2011 to 12/31/2011.........  $ 9.54567     $11.06302         0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99740     $10.94703         0
   01/01/2011 to 12/31/2011.........  $10.94703     $12.86080         0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99805     $11.95382         0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.95763     $ 6.59952         0
   01/01/2009 to 12/31/2009.........  $ 6.59952     $ 8.07701         0
   01/01/2010 to 12/31/2010.........  $ 8.07701     $ 8.94247         0
   01/01/2011 to 12/31/2011.........  $ 8.94247     $ 8.52098         0
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09908     $ 6.66583         0
   01/01/2009 to 12/31/2009.........  $ 6.66583     $ 8.25716         0
   01/01/2010 to 12/31/2010.........  $ 8.25716     $ 9.22004         0
   01/01/2011 to 12/31/2011.........  $ 9.22004     $ 8.78895         0
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08090     $ 7.31179         0
   01/01/2009 to 12/31/2009.........  $ 7.31179     $ 8.81013         0
   01/01/2010 to 12/31/2010.........  $ 8.81013     $ 9.62868         0
   01/01/2011 to 12/31/2011.........  $ 9.62868     $ 9.23226         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST COHEN & STEERS REALTY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.42778     $5.92299          0
   01/01/2009 to 12/31/2009.........  $ 5.92299     $7.63062          0
   01/01/2010 to 12/31/2010.........  $ 7.63062     $9.58957          0
   01/01/2011 to 12/31/2011.........  $ 9.58957     $9.98202          0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 07/18/2008........  $ 8.64233     $8.03870          0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12483     $5.55993          0
   01/01/2009 to 12/31/2009.........  $ 5.55993     $7.20277          0
   01/01/2010 to 12/31/2010.........  $ 7.20277     $9.32300          0
   01/01/2011 to 12/31/2011.........  $ 9.32300     $7.91066          0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10341     $7.47125          0
   01/01/2009 to 12/31/2009.........  $ 7.47125     $8.84491          0
   01/01/2010 to 12/31/2010.........  $ 8.84491     $9.78810          0
   01/01/2011 to 12/31/2011.........  $ 9.78810     $9.32246          0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.02080     $6.65105          0
   01/01/2009 to 12/31/2009.........  $ 6.65105     $8.04404          0
   01/01/2010 to 12/31/2010.........  $ 8.04404     $8.98365          0
   01/01/2011 to 12/31/2011.........  $ 8.98365     $8.64113          0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.16645     $6.09825          0
   01/01/2009 to 12/31/2009.........  $ 6.09825     $7.50203          0
   01/01/2010 to 12/31/2010.........  $ 7.50203     $8.71937          0
   01/01/2011 to 12/31/2011.........  $ 8.71937     $7.98582          0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99806     $7.44900          0
   01/01/2009 to 11/13/2009.........  $ 7.44900     $8.27992          0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17473     $6.09375          0
   01/01/2009 to 12/31/2009.........  $ 6.09375     $8.03932          0
   01/01/2010 to 12/31/2010.........  $ 8.03932     $9.43655          0
   01/01/2011 to 12/31/2011.........  $ 9.43655     $8.75100          0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.95722     $6.05384          0
   01/01/2009 to 12/31/2009.........  $ 6.05384     $8.83209          0
   01/01/2010 to 12/31/2010.........  $ 8.83209     $9.51216          0
   01/01/2011 to 12/31/2011.........  $ 9.51216     $8.92160          0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.31391     $ 5.89382         0
   01/01/2009 to 12/31/2009.........  $ 5.89382     $ 6.85990         0
   01/01/2010 to 12/31/2010.........  $ 6.85990     $ 7.56217         0
   01/01/2011 to 12/31/2011.........  $ 7.56217     $ 6.97730         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.29578     $ 6.01015         0
   01/01/2009 to 12/31/2009.........  $ 6.01015     $ 9.21996         0
   01/01/2010 to 12/31/2010.........  $ 9.21996     $10.78877         0
   01/01/2011 to 12/31/2011.........  $10.78877     $10.22214         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03294     $ 7.61483         0
   01/01/2009 to 12/31/2009.........  $ 7.61483     $ 9.43248         0
   01/01/2010 to 12/31/2010.........  $ 9.43248     $11.67679         0
   01/01/2011 to 12/31/2011.........  $11.67679     $11.55156         0
AST HIGH YIELD PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.57213     $ 7.62984         0
   01/01/2009 to 12/31/2009.........  $ 7.62984     $10.09994         0
   01/01/2010 to 12/31/2010.........  $10.09994     $11.19443         0
   01/01/2011 to 12/31/2011.........  $11.19443     $11.27903         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11160     $ 7.10584         0
   01/01/2009 to 12/31/2009.........  $ 7.10584     $ 8.78953         0
   01/01/2010 to 12/31/2010.........  $ 8.78953     $ 9.76926         0
   01/01/2011 to 12/31/2011.........  $ 9.76926     $ 9.48596         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08908     $ 7.57970         0
   01/01/2009 to 12/31/2009.........  $ 7.57970     $ 9.13255         0
   01/01/2010 to 12/31/2010.........  $ 9.13255     $ 9.95263         0
   01/01/2011 to 12/31/2011.........  $ 9.95263     $ 9.67006         0
AST INTERNATIONAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.46471     $ 5.36411         0
   01/01/2009 to 12/31/2009.........  $ 5.36411     $ 7.08678         0
   01/01/2010 to 12/31/2010.........  $ 7.08678     $ 7.92392         0
   01/01/2011 to 12/31/2011.........  $ 7.92392     $ 6.73808         0
AST INTERNATIONAL VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.85053     $ 5.70965         0
   01/01/2009 to 12/31/2009.........  $ 5.70965     $ 7.27610         0
   01/01/2010 to 12/31/2010.........  $ 7.27610     $ 7.89291         0
   01/01/2011 to 12/31/2011.........  $ 7.89291     $ 6.74057         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.18772     $ 7.77514         0
   01/01/2009 to 12/31/2009.........  $ 7.77514     $ 9.26456         0
   01/01/2010 to 12/31/2010.........  $ 9.26456     $ 9.70934         0
   01/01/2011 to 12/31/2011.........  $ 9.70934     $ 9.50397         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08344     $10.28102         0
   01/01/2010 to 12/31/2010.........  $10.28102     $11.17602         0
   01/01/2011 to 12/31/2011.........  $11.17602     $10.98635         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14482     $10.29078         0
   01/01/2010 to 12/31/2010.........  $10.29078     $11.42856         0
   01/01/2011 to 12/31/2011.........  $11.42856     $10.50527         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.03277     $ 5.90321         0
   01/01/2009 to 12/31/2009.........  $ 5.90321     $ 7.83316         0
   01/01/2010 to 12/31/2010.........  $ 7.83316     $ 8.19781         0
   01/01/2011 to 12/31/2011.........  $ 8.19781     $ 7.27313         0
AST LARGE-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.12432     $ 5.44618         0
   01/01/2009 to 12/31/2009.........  $ 5.44618     $ 6.35197         0
   01/01/2010 to 12/31/2010.........  $ 6.35197     $ 7.01917         0
   01/01/2011 to 12/31/2011.........  $ 7.01917     $ 6.56788         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.34832     $ 7.77034         0
   01/01/2009 to 12/31/2009.........  $ 7.77034     $10.21385         0
   01/01/2010 to 12/31/2010.........  $10.21385     $11.31212         0
   01/01/2011 to 12/31/2011.........  $11.31212     $12.17065         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.95140     $ 5.93836         0
   01/01/2009 to 12/31/2009.........  $ 5.93836     $ 7.52477         0
   01/01/2010 to 12/31/2010.........  $ 7.52477     $ 8.79962         0
   01/01/2011 to 12/31/2011.........  $ 8.79962     $ 8.51486         0
AST MFS GLOBAL EQUITY PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.14043     $ 6.70496         0
   01/01/2009 to 12/31/2009.........  $ 6.70496     $ 8.61060         0
   01/01/2010 to 12/31/2010.........  $ 8.61060     $ 9.42163         0
   01/01/2011 to 12/31/2011.........  $ 9.42163     $ 8.91254         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST MFS GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.34422     $ 6.67623         0
   01/01/2009 to 12/31/2009.........  $ 6.67623     $ 8.10407         0
   01/01/2010 to 12/31/2010.........  $ 8.10407     $ 8.92570         0
   01/01/2011 to 12/31/2011.........  $ 8.92570     $ 8.66471         0
AST MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.71651     $ 5.87360         0
   01/01/2009 to 12/31/2009.........  $ 5.87360     $ 7.96604         0
   01/01/2010 to 12/31/2010.........  $ 7.96604     $ 9.61562         0
   01/01/2011 to 12/31/2011.........  $ 9.61562     $ 9.06611         0
AST MONEY MARKET PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12956     $10.11022         0
   01/01/2009 to 12/31/2009.........  $10.11022     $ 9.89725         0
   01/01/2010 to 12/31/2010.........  $ 9.89725     $ 9.66733         0
   01/01/2011 to 12/31/2011.........  $ 9.66733     $ 9.44302         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.62312     $ 5.63607         0
   01/01/2009 to 12/31/2009.........  $ 5.63607     $ 7.74083         0
   01/01/2010 to 12/31/2010.........  $ 7.74083     $ 9.33087         0
   01/01/2011 to 12/31/2011.........  $ 9.33087     $ 8.88576         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02796     $10.05841         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.51578     $ 5.80929         0
   01/01/2009 to 12/31/2009.........  $ 5.80929     $ 7.36289         0
   01/01/2010 to 12/31/2010.........  $ 7.36289     $ 9.25213         0
   01/01/2011 to 12/31/2011.........  $ 9.25213     $ 9.18770         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.12128     $ 6.28737         0
   01/01/2009 to 12/31/2009.........  $ 6.28737     $ 7.52520         0
   01/01/2010 to 12/31/2010.........  $ 7.52520     $ 8.83808         0
   01/01/2011 to 04/29/2011.........  $ 8.83808     $ 9.89037         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10080     $ 5.55593         0
   01/01/2009 to 12/31/2009.........  $ 5.55593     $ 9.03439         0
   01/01/2010 to 12/31/2010.........  $ 9.03439     $10.78725         0
   01/01/2011 to 12/31/2011.........  $10.78725     $ 8.39889         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.47523    $10.18372         0
   01/01/2009 to 12/31/2009.........  $10.18372    $10.96202         0
   01/01/2010 to 12/31/2010.........  $10.96202    $11.12215         0
   01/01/2011 to 12/31/2011.........  $11.12215    $11.10585         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.82785    $10.09179         0
   01/01/2009 to 12/31/2009.........  $10.09179    $11.48362         0
   01/01/2010 to 12/31/2010.........  $11.48362    $12.07957         0
   01/01/2011 to 12/31/2011.........  $12.07957    $12.17143         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.38024    $ 8.22631         0
   01/01/2009 to 12/31/2009.........  $ 8.22631    $ 9.64296         0
   01/01/2010 to 12/31/2010.........  $ 9.64296    $10.41219         0
   01/01/2011 to 12/31/2011.........  $10.41219    $10.26954         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01797    $10.05829         0
AST QMA US EQUITY ALPHA PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.26295    $ 5.81657         0
   01/01/2009 to 12/31/2009.........  $ 5.81657    $ 6.91956         0
   01/01/2010 to 12/31/2010.........  $ 6.91956    $ 7.77416         0
   01/01/2011 to 12/31/2011.........  $ 7.77416    $ 7.85445         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99805    $ 8.85749         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11678    $ 7.08081         0
   01/01/2009 to 12/31/2009.........  $ 7.08081    $ 8.81015         0
   01/01/2010 to 12/31/2010.........  $ 8.81015    $ 9.61974         0
   01/01/2011 to 12/31/2011.........  $ 9.61974    $ 9.07676         0
AST SMALL-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.43516    $ 6.24676         0
   01/01/2009 to 12/31/2009.........  $ 6.24676    $ 8.16855         0
   01/01/2010 to 12/31/2010.........  $ 8.16855    $10.88192         0
   01/01/2011 to 12/31/2011.........  $10.88192    $10.52284         0
AST SMALL-CAP VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.31846    $ 6.46922         0
   01/01/2009 to 12/31/2009.........  $ 6.46922    $ 8.02319         0
   01/01/2010 to 12/31/2010.........  $ 8.02319    $ 9.87158         0
   01/01/2011 to 12/31/2011.........  $ 9.87158    $ 9.06404         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.00864    $ 7.35660         0
   01/01/2009 to 12/31/2009.........  $ 7.35660    $ 8.91799         0
   01/01/2010 to 12/31/2010.........  $ 8.91799    $ 9.71338         0
   01/01/2011 to 12/31/2011.........  $ 9.71338    $ 9.67390         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 8.99463    $ 5.36702         0
   01/01/2009 to 12/31/2009.........  $ 5.36702    $ 6.48824         0
   01/01/2010 to 12/31/2010.........  $ 6.48824    $ 7.17521         0
   01/01/2011 to 12/31/2011.........  $ 7.17521    $ 6.89216         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.96294    $10.07953         0
   01/01/2009 to 12/31/2009.........  $10.07953    $11.03553         0
   01/01/2010 to 12/31/2010.........  $11.03553    $11.39552         0
   01/01/2011 to 12/31/2011.........  $11.39552    $11.58745         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.58632    $ 5.83132         0
   01/01/2009 to 12/31/2009.........  $ 5.83132    $ 8.73379         0
   01/01/2010 to 12/31/2010.........  $ 8.73379    $ 9.87738         0
   01/01/2011 to 12/31/2011.........  $ 9.87738    $ 9.48238         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   05/01/2008* to 12/31/2008........  $11.99749    $ 5.66799         0
   01/01/2009 to 12/31/2009.........  $ 5.66799    $ 8.26638         0
   01/01/2010 to 12/31/2010.........  $ 8.26638    $ 9.72356         0
   01/01/2011 to 12/31/2011.........  $ 9.72356    $ 8.07903         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $ 9.71750    $ 5.81623         0
   01/01/2009 to 12/31/2009.........  $ 5.81623    $ 7.29458         0
   01/01/2010 to 12/31/2010.........  $ 7.29458    $ 8.16614         0
   01/01/2011 to 12/31/2011.........  $ 8.16614    $ 7.69914         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.20883    $ 9.22953         0
   01/01/2009 to 12/31/2009.........  $ 9.22953    $10.06109         0
   01/01/2010 to 12/31/2010.........  $10.06109    $10.59108         0
   01/01/2011 to 12/31/2011.........  $10.59108    $10.96607         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07792    $ 6.61128         0
   01/01/2009 to 12/31/2009.........  $ 6.61128    $ 8.39711         0
   01/01/2010 to 12/31/2010.........  $ 8.39711    $ 9.03984         0
   01/01/2011 to 12/31/2011.........  $ 9.03984    $ 8.68046         0


*Denotesthe start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

     ACCUMULATION UNIT VALUES: TRUEINCOME OR TRUEINCOME HIGHEST DAILY AND COMBINATION 5% ROLL-UP AND HAV DEATH BENEFIT OR HIGHEST DAILY VALUE DEATH
      BENEFIT (2.65%) OR TRUEACCUMULATION HD 60 BPS AND COMBO DB (2.65%)


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09227    $10.39083          0
   01/01/2008 to 12/31/2008.........  $10.39083    $ 6.90031          0
   01/01/2009 to 12/31/2009.........  $ 6.90031    $ 8.35909          0
   01/01/2010 to 12/31/2010.........  $ 8.35909    $ 9.11727          0
   01/01/2011 to 12/31/2011.........  $ 9.11727    $ 8.64578          0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11392    $10.44156          0
   01/01/2008 to 12/31/2008.........  $10.44156    $ 7.14011          0
   01/01/2009 to 12/31/2009.........  $ 7.14011    $ 8.77789          0
   01/01/2010 to 12/31/2010.........  $ 8.77789    $ 9.72305          0
   01/01/2011 to 12/31/2011.........  $ 9.72305    $ 9.48269          0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06533    $ 9.52001          0
   01/01/2008 to 12/31/2008.........  $ 9.52001    $ 6.05164          0
   01/01/2009 to 12/31/2009.........  $ 6.05164    $ 6.94298          0
   01/01/2010 to 12/31/2010.........  $ 6.94298    $ 7.70001          0
   01/01/2011 to 12/31/2011.........  $ 7.70001    $ 7.76914          0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07604    $10.40145          0
   01/01/2008 to 12/31/2008.........  $10.40145    $ 7.22436        496
   01/01/2009 to 12/31/2009.........  $ 7.22436    $ 8.67713          0
   01/01/2010 to 12/31/2010.........  $ 8.67713    $ 9.49379          0
   01/01/2011 to 12/31/2011.........  $ 9.49379    $ 9.13639          0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99785    $ 9.10829          0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
FORMERLY, AST VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07710    $ 9.77403            0
   01/01/2008 to 12/31/2008.........  $ 9.77403    $ 5.96968            0
   01/01/2009 to 12/31/2009.........  $ 5.96968    $ 6.87719            0
   01/01/2010 to 12/31/2010.........  $ 6.87719    $ 7.53304            0
   01/01/2011 to 12/31/2011.........  $ 7.53304    $ 7.30240            0
AST BOND PORTFOLIO 2016
   05/01/2009* to 12/31/2009........  $ 9.93806    $ 9.57501            0
   01/01/2010 to 12/31/2010.........  $ 9.57501    $10.31396            0
   01/01/2011 to 12/31/2011.........  $10.31396    $11.01624            0
AST BOND PORTFOLIO 2018
   05/01/2009* to 12/31/2009........  $ 9.92249    $ 9.64071            0
   01/01/2010 to 12/31/2010.........  $ 9.64071    $10.44194            0
   01/01/2011 to 12/31/2011.........  $10.44194    $11.55389            0
AST BOND PORTFOLIO 2019
   05/01/2009* to 12/31/2009........  $ 9.90527    $ 9.54186            0
   01/01/2010 to 12/31/2010.........  $ 9.54186    $10.35128            0
   01/01/2011 to 12/31/2011.........  $10.35128    $11.69489            0
AST BOND PORTFOLIO 2020
   05/01/2009* to 12/31/2009........  $ 9.88398    $ 9.21794            0
   01/01/2010 to 12/31/2010.........  $ 9.21794    $10.04322            0
   01/01/2011 to 12/31/2011.........  $10.04322    $11.61140            0
AST BOND PORTFOLIO 2021
   01/04/2010* to 12/31/2010........  $ 9.99713    $10.92031            0
   01/01/2011 to 12/31/2011.........  $10.92031    $12.79825            0
AST BOND PORTFOLIO 2022
   01/03/2011* to 12/31/2011........  $ 9.99785    $11.92479            0
AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11540    $10.37647            0
   01/01/2008 to 12/31/2008.........  $10.37647    $ 6.57655       29,401
   01/01/2009 to 12/31/2009.........  $ 6.57655    $ 8.02932       28,894
   01/01/2010 to 12/31/2010.........  $ 8.02932    $ 8.86803       28,894
   01/01/2011 to 12/31/2011.........  $ 8.86803    $ 8.42949       28,894
AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09901    $ 6.65491            0
   01/01/2009 to 12/31/2009.........  $ 6.65491    $ 8.22349            0
   01/01/2010 to 12/31/2010.........  $ 8.22349    $ 9.15996            0
   01/01/2011 to 12/31/2011.........  $ 9.15996    $ 8.71031            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08083    $ 7.29978       10,692
   01/01/2009 to 12/31/2009.........  $ 7.29978    $ 8.77415       10,688
   01/01/2010 to 12/31/2010.........  $ 8.77415    $ 9.56618       10,684
   01/01/2011 to 12/31/2011.........  $ 9.56618    $ 9.14996       10,680
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10513    $ 9.32927            0
   01/01/2008 to 12/31/2008.........  $ 9.32927    $ 5.90231            0
   01/01/2009 to 12/31/2009.........  $ 5.90231    $ 7.58532            0
   01/01/2010 to 12/31/2010.........  $ 7.58532    $ 9.50959            0
   01/01/2011 to 12/31/2011.........  $ 9.50959    $ 9.87469            0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12657    $ 8.79844            0
   01/01/2008 to 07/18/2008.........  $ 8.79844    $ 8.01958            0
AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09447    $10.17337            0
   01/01/2008 to 12/31/2008.........  $10.17337    $ 5.54052            0
   01/01/2009 to 12/31/2009.........  $ 5.54052    $ 7.16012            0
   01/01/2010 to 12/31/2010.........  $ 7.16012    $ 9.24532            0
   01/01/2011 to 12/31/2011.........  $ 9.24532    $ 7.82562            0
AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10334    $ 7.45895            0
   01/01/2009 to 12/31/2009.........  $ 7.45895    $ 8.80874            0
   01/01/2010 to 12/31/2010.........  $ 8.80874    $ 9.72448            0
   01/01/2011 to 12/31/2011.........  $ 9.72448    $ 9.23921            0
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08810    $10.38551            0
   01/01/2008 to 12/31/2008.........  $10.38551    $ 6.62792            0
   01/01/2009 to 12/31/2009.........  $ 6.62792    $ 7.99653            0
   01/01/2010 to 12/31/2010.........  $ 7.99653    $ 8.90882            0
   01/01/2011 to 12/31/2011.........  $ 8.90882    $ 8.54831            0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12375    $10.52178            0
   01/01/2008 to 12/31/2008.........  $10.52178    $ 6.07699            0
   01/01/2009 to 12/31/2009.........  $ 6.07699    $ 7.45766            0
   01/01/2010 to 12/31/2010.........  $ 7.45766    $ 8.64667            0
   01/01/2011 to 12/31/2011.........  $ 8.64667    $ 7.89993            0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99786    $ 7.44073            0
   01/01/2009 to 11/13/2009.........  $ 7.44073    $ 8.25328            0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17453    $ 6.08694         0
   01/01/2009 to 12/31/2009.........  $ 6.08694    $ 8.01078         0
   01/01/2010 to 12/31/2010.........  $ 8.01078    $ 9.38016         0
   01/01/2011 to 12/31/2011.........  $ 9.38016    $ 8.67757         0
AST GOLDMAN SACHS CONCENTRATED
  GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13334    $10.36817         0
   01/01/2008 to 12/31/2008.........  $10.36817    $ 6.03272         0
   01/01/2009 to 12/31/2009.........  $ 6.03272    $ 8.77977         0
   01/01/2010 to 12/31/2010.........  $ 8.77977    $ 9.43270         0
   01/01/2011 to 12/31/2011.........  $ 9.43270    $ 8.82564         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07285    $10.16563         0
   01/01/2008 to 12/31/2008.........  $10.16563    $ 5.87322         0
   01/01/2009 to 12/31/2009.........  $ 5.87322    $ 6.81914         0
   01/01/2010 to 12/31/2010.........  $ 6.81914    $ 7.49886         0
   01/01/2011 to 12/31/2011.........  $ 7.49886    $ 6.90203         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12330    $10.38428         0
   01/01/2008 to 12/31/2008.........  $10.38428    $ 5.98918         0
   01/01/2009 to 12/31/2009.........  $ 5.98918    $ 9.16542         0
   01/01/2010 to 12/31/2010.........  $ 9.16542    $10.69873         0
   01/01/2011 to 12/31/2011.........  $10.69873    $10.11217         0
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.03274    $ 7.60640         0
   01/01/2009 to 12/31/2009.........  $ 7.60640    $ 9.39913         0
   01/01/2010 to 12/31/2010.........  $ 9.39913    $11.60707         0
   01/01/2011 to 12/31/2011.........  $11.60707    $11.45464         0
AST HIGH YIELD PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.01015    $10.48257         0
   01/01/2008 to 12/31/2008.........  $10.48257    $ 7.60325         0
   01/01/2009 to 12/31/2009.........  $ 7.60325    $10.04005         0
   01/01/2010 to 12/31/2010.........  $10.04005    $11.10081         0
   01/01/2011 to 12/31/2011.........  $11.10081    $11.15742         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.11153    $ 7.09421         0
   01/01/2009 to 12/31/2009.........  $ 7.09421    $ 8.75378         0
   01/01/2010 to 12/31/2010.........  $ 8.75378    $ 9.70595         0
   01/01/2011 to 12/31/2011.........  $ 9.70595    $ 9.40151         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08902    $ 7.56734         0
   01/01/2009 to 12/31/2009.........  $ 7.56734    $ 9.09543         0
   01/01/2010 to 12/31/2010.........  $ 9.09543    $ 9.88803         0
   01/01/2011 to 12/31/2011.........  $ 9.88803    $ 9.58401         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST INTERNATIONAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.24120    $11.02592         0
   01/01/2008 to 12/31/2008.........  $11.02592    $ 5.34542         0
   01/01/2009 to 12/31/2009.........  $ 5.34542    $ 7.04477         0
   01/01/2010 to 12/31/2010.........  $ 7.04477    $ 7.85766         0
   01/01/2011 to 12/31/2011.........  $ 7.85766    $ 6.66542         0
AST INTERNATIONAL VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18796    $10.43064         0
   01/01/2008 to 12/31/2008.........  $10.43064    $ 5.68977         0
   01/01/2009 to 12/31/2009.........  $ 5.68977    $ 7.23315         0
   01/01/2010 to 12/31/2010.........  $ 7.23315    $ 7.82717         0
   01/01/2011 to 12/31/2011.........  $ 7.82717    $ 6.66813         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08236    $ 9.65428         0
   01/01/2008 to 12/31/2008.........  $ 9.65428    $ 7.74804         0
   01/01/2009 to 12/31/2009.........  $ 7.74804    $ 9.20978         0
   01/01/2010 to 12/31/2010.........  $ 9.20978    $ 9.62835         0
   01/01/2011 to 12/31/2011.........  $ 9.62835    $ 9.40177         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.08324    $10.27771         0
   01/01/2010 to 12/31/2010.........  $10.27771    $11.14514         0
   01/01/2011 to 12/31/2011.........  $11.14514    $10.92938         0
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14462    $10.28750         0
   01/01/2010 to 12/31/2010.........  $10.28750    $11.39709         0
   01/01/2011 to 12/31/2011.........  $11.39709    $10.45089         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18137    $10.30180         0
   01/01/2008 to 12/31/2008.........  $10.30180    $ 5.88262         0
   01/01/2009 to 12/31/2009.........  $ 5.88262    $ 7.78662         0
   01/01/2010 to 12/31/2010.........  $ 7.78662    $ 8.12935         0
   01/01/2011 to 12/31/2011.........  $ 8.12935    $ 7.19471         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09140    $ 9.52192         0
   01/01/2008 to 12/31/2008.........  $ 9.52192    $ 5.42714         0
   01/01/2009 to 12/31/2009.........  $ 5.42714    $ 6.31428         0
   01/01/2010 to 12/31/2010.........  $ 6.31428    $ 6.96056         0
   01/01/2011 to 12/31/2011.........  $ 6.96056    $ 6.49716         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00631    $10.35697         0
   01/01/2008 to 12/31/2008.........  $10.35697    $ 7.74327         0
   01/01/2009 to 12/31/2009.........  $ 7.74327    $10.15335         0
   01/01/2010 to 12/31/2010.........  $10.15335    $11.21768         0
   01/01/2011 to 12/31/2011.........  $11.21768    $12.03973         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13236    $10.78265         0
   01/01/2008 to 12/31/2008.........  $10.78265    $ 5.91771         0
   01/01/2009 to 12/31/2009.........  $ 5.91771    $ 7.48020         0
   01/01/2010 to 12/31/2010.........  $ 7.48020    $ 8.72632         0
   01/01/2011 to 12/31/2011.........  $ 8.72632    $ 8.42338         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15574    $10.39080         0
   01/01/2008 to 12/31/2008.........  $10.39080    $ 6.68152         0
   01/01/2009 to 12/31/2009.........  $ 6.68152    $ 8.55950         0
   01/01/2010 to 12/31/2010.........  $ 8.55950    $ 9.34280         0
   01/01/2011 to 12/31/2011.........  $ 9.34280    $ 8.81642         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10785    $10.72203         0
   01/01/2008 to 12/31/2008.........  $10.72203    $ 6.65300         0
   01/01/2009 to 12/31/2009.........  $ 6.65300    $ 8.05621         0
   01/01/2010 to 12/31/2010.........  $ 8.05621    $ 8.85139         0
   01/01/2011 to 12/31/2011.........  $ 8.85139    $ 8.57156         0
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07684    $ 9.71078         0
   01/01/2008 to 12/31/2008.........  $ 9.71078    $ 5.85314         0
   01/01/2009 to 12/31/2009.........  $ 5.85314    $ 7.91892         0
   01/01/2010 to 12/31/2010.........  $ 7.91892    $ 9.53557         0
   01/01/2011 to 12/31/2011.........  $ 9.53557    $ 8.96881         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99916    $10.08896         0
   01/01/2008 to 12/31/2008.........  $10.08896    $10.07506         0
   01/01/2009 to 12/31/2009.........  $10.07506    $ 9.83867         0
   01/01/2010 to 12/31/2010.........  $ 9.83867    $ 9.58673         0
   01/01/2011 to 12/31/2011.........  $ 9.58673    $ 9.34131         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10396    $ 9.98514         0
   01/01/2008 to 12/31/2008.........  $ 9.98514    $ 5.61636         0
   01/01/2009 to 12/31/2009.........  $ 5.61636    $ 7.69492         0
   01/01/2010 to 12/31/2010.........  $ 7.69492    $ 9.25294         0
   01/01/2011 to 12/31/2011.........  $ 9.25294    $ 8.79013         0
AST NEUBERGER BERMAN CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.02776    $10.05419         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15762    $10.45964         0
   01/01/2008 to 12/31/2008.........  $10.45964    $ 5.78907         0
   01/01/2009 to 12/31/2009.........  $ 5.78907    $ 7.31934         0
   01/01/2010 to 12/31/2010.........  $ 7.31934    $ 9.17505         0
   01/01/2011 to 12/31/2011.........  $ 9.17505    $ 9.08895         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05065    $11.19335         0
   01/01/2008 to 12/31/2008.........  $11.19335    $ 6.26543         0
   01/01/2009 to 12/31/2009.........  $ 6.26543    $ 7.48061         0
   01/01/2010 to 12/31/2010.........  $ 7.48061    $ 8.76440         0
   01/01/2011 to 04/29/2011.........  $ 8.76440    $ 9.80010         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10060    $ 5.54975         0
   01/01/2009 to 12/31/2009.........  $ 5.54975    $ 9.00221         0
   01/01/2010 to 12/31/2010.........  $ 9.00221    $10.72269         0
   01/01/2011 to 12/31/2011.........  $10.72269    $ 8.32826         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99785    $10.30241         0
   01/01/2008 to 12/31/2008.........  $10.30241    $10.14822         0
   01/01/2009 to 12/31/2009.........  $10.14822    $10.89717         0
   01/01/2010 to 12/31/2010.........  $10.89717    $11.02926         0
   01/01/2011 to 12/31/2011.........  $11.02926    $10.98617         0
AST PIMCO TOTAL RETURN BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.98922    $10.56193         0
   01/01/2008 to 12/31/2008.........  $10.56193    $10.05664         0
   01/01/2009 to 12/31/2009.........  $10.05664    $11.41572         0
   01/01/2010 to 12/31/2010.........  $11.41572    $11.97888         0
   01/01/2011 to 12/31/2011.........  $11.97888    $12.04073         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05161    $10.45175         0
   01/01/2008 to 12/31/2008.........  $10.45175    $ 8.19769         0
   01/01/2009 to 12/31/2009.........  $ 8.19769    $ 9.58602         0
   01/01/2010 to 12/31/2010.........  $ 9.58602    $10.32544         0
   01/01/2011 to 12/31/2011.........  $10.32544    $10.15917         0
AST PRUDENTIAL CORE BOND PORTFOLIO
   10/31/2011* to 12/31/2011........  $10.01777    $10.05406         0

                                                                  NUMBER OF
                                     ACCUMULATION                ACCUMULATION
                                      UNIT VALUE  ACCUMULATION      UNITS
                                     AT BEGINNING UNIT VALUE AT OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD   END OF PERIOD END OF PERIOD
------------                         ------------ ------------- --------------
AST QMA US EQUITY ALPHA PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08254     $ 9.70939         0
   01/01/2008 to 12/31/2008.........  $ 9.70939     $ 5.79630         0
   01/01/2009 to 12/31/2009.........  $ 5.79630     $ 6.87855         0
   01/01/2010 to 12/31/2010.........  $ 6.87855     $ 7.70934         0
   01/01/2011 to 12/31/2011.........  $ 7.70934     $ 7.77001         0
AST QUANTITATIVE MODELING PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99785     $ 8.84296         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08129     $10.37610         0
   01/01/2008 to 12/31/2008.........  $10.37610     $ 7.05618         0
   01/01/2009 to 12/31/2009.........  $ 7.05618     $ 8.75812         0
   01/01/2010 to 12/31/2010.........  $ 8.75812     $ 9.53962         0
   01/01/2011 to 12/31/2011.........  $ 9.53962     $ 8.97922         0
AST SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09595     $ 9.83099         0
   01/01/2008 to 12/31/2008.........  $ 9.83099     $ 6.22505         0
   01/01/2009 to 12/31/2009.........  $ 6.22505     $ 8.12028         0
   01/01/2010 to 12/31/2010.........  $ 8.12028     $10.79123         0
   01/01/2011 to 12/31/2011.........  $10.79123     $10.40983         0
AST SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09208     $ 9.41590         0
   01/01/2008 to 12/31/2008.........  $ 9.41590     $ 6.44663         0
   01/01/2009 to 12/31/2009.........  $ 6.44663     $ 7.97557         0
   01/01/2010 to 12/31/2010.........  $ 7.97557     $ 9.78920         0
   01/01/2011 to 12/31/2011.........  $ 9.78920     $ 8.96654         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06908     $10.16199         0
   01/01/2008 to 12/31/2008.........  $10.16199     $ 7.33102         0
   01/01/2009 to 12/31/2009.........  $ 7.33102     $ 8.86541         0
   01/01/2010 to 12/31/2010.........  $ 8.86541     $ 9.63253         0
   01/01/2011 to 12/31/2011.........  $ 9.63253     $ 9.57012         0
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09018     $ 9.44738         0
   01/01/2008 to 12/31/2008.........  $ 9.44738     $ 5.34834         0
   01/01/2009 to 12/31/2009.........  $ 5.34834     $ 6.44986         0
   01/01/2010 to 12/31/2010.........  $ 6.44986     $ 7.11532         0
   01/01/2011 to 12/31/2011.........  $ 7.11532     $ 6.81797         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00627     $10.56796         0
   01/01/2008 to 12/31/2008.........  $10.56796     $10.04432         0
   01/01/2009 to 12/31/2009.........  $10.04432     $10.97008         0
   01/01/2010 to 12/31/2010.........  $10.97008     $11.30022         0
   01/01/2011 to 12/31/2011.........  $11.30022     $11.46256         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14465    $10.03703         0
   01/01/2008 to 12/31/2008.........  $10.03703    $ 5.81092         0
   01/01/2009 to 12/31/2009.........  $ 5.81092    $ 8.68196         0
   01/01/2010 to 12/31/2010.........  $ 8.68196    $ 9.79485         0
   01/01/2011 to 12/31/2011.........  $ 9.79485    $ 9.38028         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.17962    $11.59337         0
   01/01/2008 to 12/31/2008.........  $11.59337    $ 5.64823         0
   01/01/2009 to 12/31/2009.........  $ 5.64823    $ 8.21749         0
   01/01/2010 to 12/31/2010.........  $ 8.21749    $ 9.64249         0
   01/01/2011 to 12/31/2011.........  $ 9.64249    $ 7.99215         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12943    $10.31660         0
   01/01/2008 to 12/31/2008.........  $10.31660    $ 5.79594         0
   01/01/2009 to 12/31/2009.........  $ 5.79594    $ 7.25131         0
   01/01/2010 to 12/31/2010.........  $ 7.25131    $ 8.09781         0
   01/01/2011 to 12/31/2011.........  $ 8.09781    $ 7.61612         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99785    $ 9.96779         0
   01/01/2008 to 12/31/2008.........  $ 9.96779    $ 9.20429         0
   01/01/2009 to 12/31/2009.........  $ 9.20429    $10.00912         0
   01/01/2010 to 12/31/2010.........  $10.00912    $10.51072         0
   01/01/2011 to 12/31/2011.........  $10.51072    $10.85635         0
FRANKLIN TEMPLETON VIP FOUNDING
  FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07785    $ 6.60051         0
   01/01/2009 to 12/31/2009.........  $ 6.60051    $ 8.36303         0
   01/01/2010 to 12/31/2010.........  $ 8.36303    $ 8.98113         0
   01/01/2011 to 12/31/2011.........  $ 8.98113    $ 8.60305         0


* Denotes the start date of these sub-accounts

                      ALLSTATE RETIREMENT ACCESS X SERIES

                        ALLSTATE LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE


                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09360    $10.46353         0
   01/01/2008 to 12/31/2008.........  $10.46353    $ 7.06233         0
   01/01/2009 to 12/31/2009.........  $ 7.06233    $ 8.69541         0
   01/01/2010 to 12/31/2010.........  $ 8.69541    $ 9.63917         0
   01/01/2011 to 12/31/2011.........  $ 9.63917    $ 9.29000         0
AST ADVANCED STRATEGIES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11525    $10.51454         0
   01/01/2008 to 12/31/2008.........  $10.51454    $ 7.30766         0
   01/01/2009 to 12/31/2009.........  $ 7.30766    $ 9.13083         0
   01/01/2010 to 12/31/2010.........  $ 9.13083    $10.27926         0
   01/01/2011 to 12/31/2011.........  $10.27926    $10.18886         0
AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.06667    $ 9.58676         0
   01/01/2008 to 12/31/2008.........  $ 9.58676    $ 6.19386         0
   01/01/2009 to 12/31/2009.........  $ 6.19386    $ 7.22248         0
   01/01/2010 to 12/31/2010.........  $ 7.22248    $ 8.14096         0
   01/01/2011 to 12/31/2011.........  $ 8.14096    $ 8.34817         0
AST BALANCED ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07738    $10.47416         0
   01/01/2008 to 12/31/2008.........  $10.47416    $ 7.39401         0
   01/01/2009 to 12/31/2009.........  $ 7.39401    $ 9.02623         0
   01/01/2010 to 12/31/2010.........  $ 9.02623    $10.03717         0
   01/01/2011 to 12/31/2011.........  $10.03717    $ 9.81707         0
AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
   05/02/2011* to 12/31/2011........  $ 9.99918    $ 9.20818         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST BLACKROCK VALUE PORTFOLIO
  FORMERLY, AST VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07843    $ 9.84245         0
   01/01/2008 to 12/31/2008.........  $ 9.84245    $ 6.11002         0
   01/01/2009 to 12/31/2009.........  $ 6.11002    $ 7.15406         0
   01/01/2010 to 12/31/2010.........  $ 7.15406    $ 7.96436         0
   01/01/2011 to 12/31/2011.........  $ 7.96436    $ 7.84674         0
AST CAPITAL GROWTH ASSET ALLOCATION
  PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.11673    $10.44905         0
   01/01/2008 to 12/31/2008.........  $10.44905    $ 6.73091         0
   01/01/2009 to 12/31/2009.........  $ 6.73091    $ 8.35219         0
   01/01/2010 to 12/31/2010.........  $ 8.35219    $ 9.37535         0
   01/01/2011 to 12/31/2011.........  $ 9.37535    $ 9.05722         0
AST CLS GROWTH ASSET ALLOCATION
  PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.09946    $ 6.72781         0
   01/01/2009 to 12/31/2009.........  $ 6.72781    $ 8.44964         0
   01/01/2010 to 12/31/2010.........  $ 8.44964    $ 9.56579         0
   01/01/2011 to 12/31/2011.........  $ 9.56579    $ 9.24481         0
AST CLS MODERATE ASSET ALLOCATION
  PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.08128    $ 7.37967         0
   01/01/2009 to 12/31/2009.........  $ 7.37967    $ 9.01533         0
   01/01/2010 to 12/31/2010.........  $ 9.01533    $ 9.98978         0
   01/01/2011 to 12/31/2011.........  $ 9.98978    $ 9.71116         0
AST COHEN & STEERS REALTY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10647    $ 9.39461         0
   01/01/2008 to 12/31/2008.........  $ 9.39461    $ 6.04131         0
   01/01/2009 to 12/31/2009.........  $ 6.04131    $ 7.89121         0
   01/01/2010 to 12/31/2010.........  $ 7.89121    $10.05465         0
   01/01/2011 to 12/31/2011.........  $10.05465    $10.61116         0
AST DEAM SMALL-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12790    $ 8.86015         0
   01/01/2008 to 07/18/2008.........  $ 8.86015    $ 8.14771         0
AST FEDERATED AGGRESSIVE GROWTH
  PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09580    $10.24457         0
   01/01/2008 to 12/31/2008.........  $10.24457    $ 5.67083         0
   01/01/2009 to 12/31/2009.........  $ 5.67083    $ 7.44861         0
   01/01/2010 to 12/31/2010.........  $ 7.44861    $ 9.77487         0
   01/01/2011 to 12/31/2011.........  $ 9.77487    $ 8.40907         0
AST FI PYRAMIS(R) ASSET ALLOCATION
  PORTFOLIO
   05/01/2008* to 12/31/2008........  $10.10379    $ 7.54057         0
   01/01/2009 to 12/31/2009.........  $ 7.54057    $ 9.05088         0
   01/01/2010 to 12/31/2010.........  $ 9.05088    $10.15499         0
   01/01/2011 to 12/31/2011.........  $10.15499    $ 9.80583         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST FIRST TRUST BALANCED TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.08943    $10.45816         0
   01/01/2008 to 12/31/2008.........  $10.45816    $ 6.78372         0
   01/01/2009 to 12/31/2009.........  $ 6.78372    $ 8.31836         0
   01/01/2010 to 12/31/2010.........  $ 8.31836    $ 9.41877         0
   01/01/2011 to 12/31/2011.........  $ 9.41877    $ 9.18514         0
AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12508    $10.59538         0
   01/01/2008 to 12/31/2008.........  $10.59538    $ 6.21978         0
   01/01/2009 to 12/31/2009.........  $ 6.21978    $ 7.75771         0
   01/01/2010 to 12/31/2010.........  $ 7.75771    $ 9.14160         0
   01/01/2011 to 12/31/2011.........  $ 9.14160    $ 8.48864         0
AST FOCUS FOUR PLUS PORTFOLIO
   07/21/2008* to 12/31/2008........  $ 9.99918    $ 7.49592         0
   01/01/2009 to 11/13/2009.........  $ 7.49592    $ 8.43263         0
AST GLOBAL REAL ESTATE PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.17586    $ 6.13222         0
   01/01/2009 to 12/31/2009.........  $ 6.13222    $ 8.20258         0
   01/01/2010 to 12/31/2010.........  $ 8.20258    $ 9.76157         0
   01/01/2011 to 12/31/2011.........  $ 9.76157    $ 9.17783         0
AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13467    $10.44070         0
   01/01/2008 to 12/31/2008.........  $10.44070    $ 6.17458         0
   01/01/2009 to 12/31/2009.........  $ 6.17458    $ 9.13337         0
   01/01/2010 to 12/31/2010.........  $ 9.13337    $ 9.97310         0
   01/01/2011 to 12/31/2011.........  $ 9.97310    $ 9.48356         0
AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07418    $10.23671         0
   01/01/2008 to 12/31/2008.........  $10.23671    $ 6.01128         0
   01/01/2009 to 12/31/2009.........  $ 6.01128    $ 7.09375         0
   01/01/2010 to 12/31/2010.........  $ 7.09375    $ 7.92848         0
   01/01/2011 to 12/31/2011.........  $ 7.92848    $ 7.41671         0
AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.12463    $10.45690         0
   01/01/2008 to 12/31/2008.........  $10.45690    $ 6.12993         0
   01/01/2009 to 12/31/2009.........  $ 6.12993    $ 9.53431         0
   01/01/2010 to 12/31/2010.........  $ 9.53431    $11.31119         0
   01/01/2011 to 12/31/2011.........  $11.31119    $10.86569         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
07/21/2008* to 12/31/2008             $10.03407    $ 7.66278         0
01/01/2009 to 12/31/2009              $ 7.66278    $ 9.62363         0
1/4 01/01/2010 to 12/31/2010          $ 9.62363    $12.07850         0
01/01/2011 to 12/31/2011              $12.07850    $12.11458         0
AST HIGH YIELD PORTFOLIO
07/30/2007* to 12/31/2007             $10.01148    $10.55596         0
01/01/2008 to 12/31/2008              $10.55596    $ 7.78172         0
01/01/2009 to 12/31/2009              $ 7.78172    $10.44365         0
01/01/2010 to 12/31/2010              $10.44365    $11.73590         0
01/01/2011 to 12/31/2011              $11.73590    $11.98834         0
AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
05/01/2008* to 12/31/2008             $10.11197    $ 7.17177         0
01/01/2009 to 12/31/2009              $ 7.17177    $ 8.99415         0
01/01/2010 to 12/31/2010              $ 8.99415    $10.13540         0
01/01/2011 to 12/31/2011              $10.13540    $ 9.97792         0
AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
05/01/2008* to 12/31/2008             $10.08946    $ 7.64996         0
01/01/2009 to 12/31/2009              $ 7.64996    $ 9.34522         0
01/01/2010 to 12/31/2010              $ 9.34522    $10.32576         0
01/01/2011 to 12/31/2011              $10.32576    $10.17163         0
AST INTERNATIONAL GROWTH PORTFOLIO
07/30/2007* to 12/31/2007             $10.24253    $11.10310         0
01/01/2008 to 12/31/2008              $11.10310    $ 5.47103         0
01/01/2009 to 12/31/2009              $ 5.47103    $ 7.32822         0
01/01/2010 to 12/31/2010              $ 7.32822    $ 8.30739         0
01/01/2011 to 12/31/2011              $ 8.30739    $ 7.16210         0
AST INTERNATIONAL VALUE PORTFOLIO
07/30/2007* to 12/31/2007             $10.18930    $10.50364         0
01/01/2008 to 12/31/2008              $10.50364    $ 5.82357         0
01/01/2009 to 12/31/2009              $ 5.82357    $ 7.52432         0
01/01/2010 to 12/31/2010              $ 7.52432    $ 8.27530         0
01/01/2011 to 12/31/2011              $ 8.27530    $ 7.16520         0
AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
07/30/2007* to 12/31/2007             $10.08369    $ 9.72186         0
01/01/2008 to 12/31/2008              $ 9.72186    $ 7.92991         0
01/01/2009 to 12/31/2009              $ 7.92991    $ 9.58003         0
01/01/2010 to 12/31/2010              $ 9.58003    $10.17927         0
01/01/2011 to 12/31/2011              $10.17927    $10.10188         0
AST JENNISON LARGE-CAP GROWTH PORTFOLIO
11/16/2009* to 12/31/2009             $10.08457    $10.29960         0
01/01/2010 to 12/31/2010              $10.29960    $11.35152         0
01/01/2011 to 12/31/2011              $11.35152    $11.31352         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST JENNISON LARGE-CAP VALUE PORTFOLIO
   11/16/2009* to 12/31/2009........  $10.14595    $10.30942         0
   01/01/2010 to 12/31/2010.........  $10.30942    $11.60801         0
   01/01/2011 to 12/31/2011.........  $11.60801    $10.81822         0
AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18270    $10.37393         0
   01/01/2008 to 12/31/2008.........  $10.37393    $ 6.02093         0
   01/01/2009 to 12/31/2009.........  $ 6.02093    $ 8.10028         0
   01/01/2010 to 12/31/2010.........  $ 8.10028    $ 8.59495         0
   01/01/2011 to 12/31/2011.........  $ 8.59495    $ 7.73126         0
AST LARGE-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09273    $ 9.58859         0
   01/01/2008 to 12/31/2008.........  $ 9.58859    $ 5.55478         0
   01/01/2009 to 12/31/2009.........  $ 5.55478    $ 6.56849         0
   01/01/2010 to 12/31/2010.........  $ 6.56849    $ 7.35911         0
   01/01/2011 to 12/31/2011.........  $ 7.35911    $ 6.98136         0
AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00764    $10.42944         0
   01/01/2008 to 12/31/2008.........  $10.42944    $ 7.92501         0
   01/01/2009 to 12/31/2009.........  $ 7.92501    $10.56148         0
   01/01/2010 to 12/31/2010.........  $10.56148    $11.85959         0
   01/01/2011 to 12/31/2011.........  $11.85959    $12.93633         0
AST MARSICO CAPITAL GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13369    $10.85812         0
   01/01/2008 to 12/31/2008.........  $10.85812    $ 6.05687         0
   01/01/2009 to 12/31/2009.........  $ 6.05687    $ 7.78148         0
   01/01/2010 to 12/31/2010.........  $ 7.78148    $ 9.22606         0
   01/01/2011 to 12/31/2011.........  $ 9.22606    $ 9.05121         0
AST MFS GLOBAL EQUITY PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15708    $10.46349         0
   01/01/2008 to 12/31/2008.........  $10.46349    $ 6.83847         0
   01/01/2009 to 12/31/2009.........  $ 6.83847    $ 8.90397         0
   01/01/2010 to 12/31/2010.........  $ 8.90397    $ 9.87764         0
   01/01/2011 to 12/31/2011.........  $ 9.87764    $ 9.47345         0
AST MFS GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10918    $10.79702         0
   01/01/2008 to 12/31/2008.........  $10.79702    $ 6.80925         0
   01/01/2009 to 12/31/2009.........  $ 6.80925    $ 8.38024         0
   01/01/2010 to 12/31/2010.........  $ 8.38024    $ 9.35785         0
   01/01/2011 to 12/31/2011.........  $ 9.35785    $ 9.21009         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.07817    $ 9.77879         0
   01/01/2008 to 12/31/2008.........  $ 9.77879    $ 5.99070         0
   01/01/2009 to 12/31/2009.........  $ 5.99070    $ 8.23780         0
   01/01/2010 to 12/31/2010.........  $ 8.23780    $10.08157         0
   01/01/2011 to 12/31/2011.........  $10.08157    $ 9.63721         0
AST MONEY MARKET PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00050    $10.15956         0
   01/01/2008 to 12/31/2008.........  $10.15956    $10.31135         0
   01/01/2009 to 12/31/2009.........  $10.31135    $10.23406         0
   01/01/2010 to 12/31/2010.........  $10.23406    $10.13528         0
   01/01/2011 to 12/31/2011.........  $10.13528    $10.03704         0
AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.10530    $10.05498         0
   01/01/2008 to 12/31/2008.........  $10.05498    $ 5.74837         0
   01/01/2009 to 12/31/2009.........  $ 5.74837    $ 8.00467         0
   01/01/2010 to 12/31/2010.........  $ 8.00467    $ 9.78262         0
   01/01/2011 to 12/31/2011.........  $ 9.78262    $ 9.44504         0
AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.15896    $10.53280         0
   01/01/2008 to 12/31/2008.........  $10.53280    $ 5.92524         0
   01/01/2009 to 12/31/2009.........  $ 5.92524    $ 7.61412         0
   01/01/2010 to 12/31/2010.........  $ 7.61412    $ 9.70048         0
   01/01/2011 to 12/31/2011.........  $ 9.70048    $ 9.76638         0
AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.05198    $11.27163         0
   01/01/2008 to 12/31/2008.........  $11.27163    $ 6.41269         0
   01/01/2009 to 12/31/2009.........  $ 6.41269    $ 7.78174         0
   01/01/2010 to 12/31/2010.........  $ 7.78174    $ 9.26605         0
   01/01/2011 to 04/29/2011.........  $ 9.26605    $10.41590         0
AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
   07/21/2008* to 12/31/2008........  $10.10192    $ 5.59093         0
   01/01/2009 to 12/31/2009.........  $ 5.59093    $ 9.21740         0
   01/01/2010 to 12/31/2010.........  $ 9.21740    $11.15837         0
   01/01/2011 to 12/31/2011.........  $11.15837    $ 8.80833         0
AST PIMCO LIMITED MATURITY BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $ 9.99918    $10.37452         0
   01/01/2008 to 12/31/2008.........  $10.37452    $10.38622         0
   01/01/2009 to 12/31/2009.........  $10.38622    $11.33515         0
   01/01/2010 to 12/31/2010.........  $11.33515    $11.66042         0
   01/01/2011 to 12/31/2011.........  $11.66042    $11.80444         0

                                                                 NUMBER OF
                                     ACCUMULATION ACCUMULATION  ACCUMULATION
                                      UNIT VALUE   UNIT VALUE      UNITS
                                     AT BEGINNING    AT END    OUTSTANDING AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ --------------
AST PIMCO TOTAL RETURN BOND PORTFOLIO
07/30/2007* to 12/31/2007             $ 9.99055    $10.63572         0
01/01/2008 to 12/31/2008              $10.63572    $10.29238         0
01/01/2009 to 12/31/2009              $10.29238    $11.87444         0
01/01/2010 to 12/31/2010              $11.87444    $12.66421         0
01/01/2011 to 12/31/2011              $12.66421    $12.93721         0
AST PRESERVATION ASSET ALLOCATION PORTFOLIO
07/30/2007* to 12/31/2007             $10.05295    $10.52485         0
01/01/2008 to 12/31/2008              $10.52485    $ 8.39002         0
01/01/2009 to 12/31/2009              $ 8.39002    $ 9.97136         0
01/01/2010 to 12/31/2010              $ 9.97136    $10.91616         0
01/01/2011 to 12/31/2011              $10.91616    $10.91559         0
AST QMA US EQUITY ALPHA PORTFOLIO
07/30/2007* to 12/31/2007             $10.08387    $ 9.77734         0
01/01/2008 to 12/31/2008              $ 9.77734    $ 5.93256         0
01/01/2009 to 12/31/2009              $ 5.93256    $ 7.15556         0
01/01/2010 to 12/31/2010              $ 7.15556    $ 8.15084         0
01/01/2011 to 12/31/2011              $ 8.15084    $ 8.34914         0
AST QUANTITATIVE MODELING PORTFOLIO
05/02/2011* to 12/31/2011             $ 9.99918    $ 8.93982         0
AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
07/30/2007* to 12/31/2007             $10.08262    $10.44865         0
01/01/2008 to 12/31/2008              $10.44865    $ 7.22179         0
01/01/2009 to 12/31/2009              $ 7.22179    $ 9.11023         0
01/01/2010 to 12/31/2010              $ 9.11023    $10.08539         0
01/01/2011 to 12/31/2011              $10.08539    $ 9.64793         0
AST SMALL-CAP GROWTH PORTFOLIO
07/30/2007* to 12/31/2007             $10.09728    $ 9.89974         0
01/01/2008 to 12/31/2008              $ 9.89974    $ 6.37126         0
01/01/2009 to 12/31/2009              $ 6.37126    $ 8.44705         0
01/01/2010 to 12/31/2010              $ 8.44705    $11.40898         0
01/01/2011 to 12/31/2011              $11.40898    $11.18536         0
AST SMALL-CAP VALUE PORTFOLIO
07/30/2007* to 12/31/2007             $10.09341    $ 9.48190         0
01/01/2008 to 12/31/2008              $ 9.48190    $ 6.59820         0
01/01/2009 to 12/31/2009              $ 6.59820    $ 8.29667         0
01/01/2010 to 12/31/2010              $ 8.29667    $10.34967         0
01/01/2011 to 12/31/2011              $10.34967    $ 9.63469         0
AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
07/30/2007* to 12/31/2007             $10.07042    $10.23309         0
01/01/2008 to 12/31/2008              $10.23309    $ 7.50318         0
01/01/2009 to 12/31/2009              $ 7.50318    $ 9.22207         0
01/01/2010 to 12/31/2010              $ 9.22207    $10.18373         0
01/01/2011 to 12/31/2011              $10.18373    $10.28286         0

                                                                 NUMBER OF
                                                               ACCUMULATION
                                     ACCUMULATION ACCUMULATION     UNITS
                                      UNIT VALUE   UNIT VALUE   OUTSTANDING
                                     AT BEGINNING    AT END         AT
SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
------------                         ------------ ------------ -------------
AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.09151    $ 9.51355         0
   01/01/2008 to 12/31/2008.........  $ 9.51355    $ 5.47408         0
   01/01/2009 to 12/31/2009.........  $ 5.47408    $ 6.70961         0
   01/01/2010 to 12/31/2010.........  $ 6.70961    $ 7.52291         0
   01/01/2011 to 12/31/2011.........  $ 7.52291    $ 7.32632         0
AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.00761    $10.64189         0
   01/01/2008 to 12/31/2008.........  $10.64189    $10.27989         0
   01/01/2009 to 12/31/2009.........  $10.27989    $11.41118         0
   01/01/2010 to 12/31/2010.........  $11.41118    $11.94694         0
   01/01/2011 to 12/31/2011.........  $11.94694    $12.31634         0
AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.14599    $10.10721         0
   01/01/2008 to 12/31/2008.........  $10.10721    $ 5.94755         0
   01/01/2009 to 12/31/2009.........  $ 5.94755    $ 9.03144         0
   01/01/2010 to 12/31/2010.........  $ 9.03144    $10.35562         0
   01/01/2011 to 12/31/2011.........  $10.35562    $10.07921         0
AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.18095    $11.67442         0
   01/01/2008 to 12/31/2008.........  $11.67442    $ 5.78102         0
   01/01/2009 to 12/31/2009.........  $ 5.78102    $ 8.54834         0
   01/01/2010 to 12/31/2010.........  $ 8.54834    $10.19480         0
   01/01/2011 to 12/31/2011.........  $10.19480    $ 8.58803         0
AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
   07/30/2007* to 12/31/2007........  $10.13076    $10.38882         0
   01/01/2008 to 12/31/2008.........  $10.38882    $ 5.93223         0
   01/01/2009 to 12/31/2009.........  $ 5.93223    $ 7.54334         0
   01/01/2010 to 12/31/2010.........  $ 7.54334    $ 8.56170         0
   01/01/2011 to 12/31/2011.........  $ 8.56170    $ 8.18395         0
AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
   11/19/2007* to 12/31/2007........  $ 9.99918    $ 9.98774         0
   01/01/2008 to 12/31/2008.........  $ 9.98774    $ 9.37350         0
   01/01/2009 to 12/31/2009.........  $ 9.37350    $10.35986         0
   01/01/2010 to 12/31/2010.........  $10.35986    $11.05698         0
   01/01/2011 to 12/31/2011.........  $11.05698    $11.60696         0
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
   05/01/2008* to 12/31/2008........  $10.07829    $ 6.67266         0
   01/01/2009 to 12/31/2009.........  $ 6.67266    $ 8.59277         0
   01/01/2010 to 12/31/2010.........  $ 8.59277    $ 9.37875         0
   01/01/2011 to 12/31/2011.........  $ 9.37875    $ 9.13073         0


* Denotes the start date of these sub-accounts

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         FINANCIAL STATEMENTS AS OF DECEMBER 31, 2011 AND FOR THE PERIODS ENDED DECEMBER 31, 2011 AND 2010 AND
                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Accounts") as of December 31, 2011, the related statements of operations and changes in net assets for each of the periods presented for each of the individual sub-accounts which comprise the Accounts. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the Accounts' fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2011, the results of their operations and changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
April 02, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                         AST                     AST
                                      ACADEMIC                AMERICAN       AST                     AST
                                     STRATEGIES      AST       CENTURY    BALANCED       AST        BOND
                                        ASSET     ADVANCED    INCOME &      ASSET     BLACKROCK   PORTFOLIO
                                     ALLOCATION  STRATEGIES    GROWTH    ALLOCATION     VALUE       2018
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.......... $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
                                     ----------  ----------    ------    ----------    -------    --------
    Total assets.................... $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
                                     ==========  ==========    ======    ==========    =======    ========
NET ASSETS
Accumulation units.................. $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
Contracts in payout (annuitization)
 period.............................         --          --        --            --         --          --
                                     ----------  ----------    ------    ----------    -------    --------
    Total net assets................ $6,420,778  $2,181,331    $4,932    $8,187,241    $15,381    $841,666
                                     ==========  ==========    ======    ==========    =======    ========
FUND SHARE INFORMATION
Number of shares....................    625,197     201,230       378       750,435      1,807      71,027
                                     ==========  ==========    ======    ==========    =======    ========
Cost of investments................. $6,231,620  $1,934,534    $4,764    $7,105,739    $19,756    $787,415
                                     ==========  ==========    ======    ==========    =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $     8.65  $     9.48    $ 7.77    $     9.14    $  7.30    $  11.46
                                     ==========  ==========    ======    ==========    =======    ========
    Highest......................... $    12.82  $    13.61    $14.15    $    12.87    $ 13.75    $  13.83
                                     ==========  ==========    ======    ==========    =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                     AST
                                         AST         AST         AST         AST     AST CAPITAL     CLS
                                        BOND        BOND        BOND        BOND       GROWTH      GROWTH
                                      PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                        2019        2020        2021        2022     ALLOCATION  ALLOCATION
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
                                      --------     -------    --------    --------   ----------   --------
    Total assets....................  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
                                      ========     =======    ========    ========   ==========   ========
NET ASSETS
Accumulation units..................  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
Contracts in payout (annuitization)
 period.............................        --          --          --          --           --         --
                                      --------     -------    --------    --------   ----------   --------
    Total net assets................  $322,966     $81,446    $437,370    $633,096   $5,334,937   $255,428
                                      ========     =======    ========    ========   ==========   ========
FUND SHARE INFORMATION
Number of shares....................    29,149       7,938      32,470      51,724      526,128     24,703
                                      ========     =======    ========    ========   ==========   ========
Cost of investments.................  $323,367     $78,859    $402,503    $611,445   $5,113,802   $216,527
                                      ========     =======    ========    ========   ==========   ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  11.60     $ 11.06    $  12.72    $  11.89   $     8.43   $   8.71
                                      ========     =======    ========    ========   ==========   ========
    Highest.........................  $  13.96     $ 11.73    $  13.09    $  12.06   $    13.12   $  13.27
                                      ========     =======    ========    ========   ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                      ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED     ADVANCED
                                       SERIES      SERIES      SERIES       SERIES       SERIES       SERIES
                                        TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ------------- ----------- ------------
                                         AST                                                           AST
                                         CLS         AST         AST          AST          AST     FIRST TRUST
                                      MODERATE     COHEN &    FEDERATED  FI PYRAMIS(R) FIRST TRUST   CAPITAL
                                        ASSET      STEERS    AGGRESSIVE      ASSET      BALANCED   APPRECIATION
                                     ALLOCATION    REALTY      GROWTH     ALLOCATION     TARGET       TARGET
                                     ----------- ----------- ----------- ------------- ----------- ------------
ASSETS
Investments, at fair value.......... $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
                                     ----------    -------     -------     --------    ----------   ----------
    Total assets.................... $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
                                     ==========    =======     =======     ========    ==========   ==========
NET ASSETS
Accumulation units.................. $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
Contracts in payout (annuitization)
 period.............................         --         --          --           --            --           --
                                     ----------    -------     -------     --------    ----------   ----------
    Total net assets................ $1,613,148    $42,478     $17,294     $175,260    $2,380,713   $9,290,873
                                     ==========    =======     =======     ========    ==========   ==========
FUND SHARE INFORMATION
Number of shares....................    168,036      6,575       2,156       18,744       251,661    1,009,877
                                     ==========    =======     =======     ========    ==========   ==========
Cost of investments................. $1,334,548    $52,847     $19,910     $156,752    $2,274,526   $9,362,498
                                     ==========    =======     =======     ========    ==========   ==========
ACCUMULATION UNIT FAIR
VALUE
    Lowest.......................... $     9.15    $  9.87     $  7.83     $   9.24    $     8.55   $     7.90
                                     ==========    =======     =======     ========    ==========   ==========
    Highest......................... $    12.63    $ 19.17     $ 14.40     $  12.74    $    13.34   $    13.07
                                     ==========    =======     =======     ========    ==========   ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                      ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ------------ ----------- ----------- ----------- -----------
                                                     AST          AST         AST         AST
                                         AST       GOLDMAN      GOLDMAN     GOLDMAN     GOLDMAN
                                       GLOBAL       SACHS        SACHS       SACHS       SACHS
                                        REAL     CONCENTRATED  LARGE-CAP    MID-CAP    SMALL-CAP      AST
                                       ESTATE       GROWTH       VALUE      GROWTH       VALUE    HIGH YIELD
                                     ----------- ------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
                                       ------      -------      -------     -------     ------      -------
    Total assets....................   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
                                       ======      =======      =======     =======     ======      =======
NET ASSETS
Accumulation units..................   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
Contracts in payout (annuitization)
 period.............................       --           --           --          --         --           --
                                       ------      -------      -------     -------     ------      -------
    Total net assets................   $2,184      $52,667      $15,793     $47,506     $4,998      $33,268
                                       ======      =======      =======     =======     ======      =======
FUND SHARE INFORMATION
Number of shares....................      289        2,007        1,059       9,482        475        4,614
                                       ======      =======      =======     =======     ======      =======
Cost of investments.................   $2,030      $46,068      $21,849     $48,862     $4,417      $31,470
                                       ======      =======      =======     =======     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $ 8.68      $  8.83      $  6.90     $ 10.11     $11.45      $ 10.89
                                       ======      =======      =======     =======     ======      =======
    Highest.........................   $15.32      $ 13.10      $ 12.54     $ 15.10     $15.78      $ 14.12
                                       ======      =======      =======     =======     ======      =======



                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED     ADVANCED      ADVANCED      ADVANCED     ADVANCED
                                     SERIES TRUST SERIES TRUST SERIES TRUST  SERIES TRUST  SERIES TRUST SERIES TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------ ------------ ------------- ------------- ------------ -------------
                                         AST          AST
                                       HORIZON      HORIZON                                    AST           AST
                                        GROWTH      MODERATE        AST           AST       INVESTMENT    JPMORGAN
                                        ASSET        ASSET     INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                      ALLOCATION   ALLOCATION     GROWTH         VALUE         BOND        EQUITY
                                     ------------ ------------ ------------- ------------- ------------ -------------
ASSETS
Investments, at fair value..........   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
                                       --------     --------      -------       -------     ----------     -------
    Total assets....................   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
                                       ========     ========      =======       =======     ==========     =======
NET ASSETS
Accumulation units..................   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
Contracts in payout (annuitization)
 period.............................         --           --           --            --             --          --
                                       --------     --------      -------       -------     ----------     -------
    Total net assets................   $129,412     $469,495      $46,835       $63,667     $9,757,548     $44,848
                                       ========     ========      =======       =======     ==========     =======
FUND SHARE INFORMATION
Number of shares....................     13,425       47,138        4,693         4,702      1,594,371       2,410
                                       ========     ========      =======       =======     ==========     =======
Cost of investments.................   $115,273     $413,935      $55,061       $87,967     $9,781,179     $52,510
                                       ========     ========      =======       =======     ==========     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $   9.40     $   9.58      $  6.62       $  6.67     $    12.88     $  7.19
                                       ========     ========      =======       =======     ==========     =======
    Highest.........................   $  13.35     $  12.68      $ 12.74       $ 12.26     $    14.51     $ 12.74
                                       ========     ========      =======       =======     ==========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST        TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------- ----------- ----------- ----------- ----------- -----------
                                          AST                      AST         AST
                                       JPMORGAN        AST     LORD ABBETT   MARSICO       AST         AST
                                       STRATEGIC    LARGE-CAP  CORE FIXED    CAPITAL   MFS GLOBAL      MFS
                                     OPPORTUNITIES    VALUE      INCOME      GROWTH      EQUITY      GROWTH
                                     ------------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
                                      ----------     ------      -------     -------     -------     -------
    Total assets....................  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
                                      ==========     ======      =======     =======     =======     =======
NET ASSETS
Accumulation units..................  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
Contracts in payout (annuitization)
 period.............................          --         --           --          --          --          --
                                      ----------     ------      -------     -------     -------     -------
    Total net assets................  $3,078,843     $  562      $49,089     $74,077     $39,327     $14,291
                                      ==========     ======      =======     =======     =======     =======
FUND SHARE INFORMATION
Number of shares....................     238,670         45        4,344       3,876       4,025       1,498
                                      ==========     ======      =======     =======     =======     =======
Cost of investments.................  $2,803,505     $  776      $44,011     $74,492     $45,058     $13,038
                                      ==========     ======      =======     =======     =======     =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     9.40     $ 6.50      $ 12.02     $  8.42     $  8.82     $  8.57
                                      ==========     ======      =======     =======     =======     =======
    Highest.........................  $    12.09     $13.30      $ 14.54     $ 14.53     $ 13.97     $ 13.12
                                      ==========     ======      =======     =======     =======     =======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                      ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                       SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ----------- ----------- ----------- ----------- ----------- -----------
                                                                 AST         AST         AST         AST
                                                              NEUBERGER   NEUBERGER  PARAMETRIC     PIMCO
                                         AST         AST       BERMAN/     BERMAN     EMERGING     LIMITED
                                       MID-CAP      MONEY    LSV MID-CAP   MID-CAP     MARKETS    MATURITY
                                        VALUE      MARKET       VALUE      GROWTH      EQUITY       BOND
                                     ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
                                       -------    --------     -------     -------     -------    --------
    Total assets....................   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
                                       =======    ========     =======     =======     =======    ========
NET ASSETS
Accumulation units..................   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
Contracts in payout (annuitization)
 period.............................        --          --          --          --          --          --
                                       -------    --------     -------     -------     -------    --------
    Total net assets................   $37,516    $418,302     $34,198     $31,586     $21,283    $107,751
                                       =======    ========     =======     =======     =======    ========
FUND SHARE INFORMATION
Number of shares....................     3,277     418,302       2,336       1,454       2,711      10,223
                                       =======    ========     =======     =======     =======    ========
Cost of investments.................   $30,140    $418,302     $34,252     $29,234     $20,430    $114,040
                                       =======    ========     =======     =======     =======    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  8.97    $   9.26     $  8.79     $  9.09     $  8.33    $  10.45
                                       =======    ========     =======     =======     =======    ========
    Highest.........................   $ 15.21    $  10.04     $ 15.90     $ 15.58     $ 13.89    $  11.80
                                       =======    ========     =======     =======     =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                        TRUST        TRUST        TRUST       TRUST       TRUST       TRUST
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                     ------------ ------------ ----------- ----------- ----------- -----------
                                                                               AST
                                         AST          AST          AST      SCHRODERS
                                        PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST         AST
                                     TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP   SMALL-CAP
                                         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH       VALUE
                                     ------------ ------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value..........   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
                                       --------    ----------    -------    --------     ------      -------
    Total assets....................   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
                                       ========    ==========    =======    ========     ======      =======
NET ASSETS
Accumulation units..................   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
Contracts in payout (annuitization)
 period.............................         --            --         --          --         --           --
                                       --------    ----------    -------    --------     ------      -------
    Total net assets................   $410,802    $8,176,435    $28,813    $622,521     $2,785      $30,106
                                       ========    ==========    =======    ========     ======      =======
FUND SHARE INFORMATION
Number of shares....................     34,492       695,275      2,495      48,902        138        2,372
                                       ========    ==========    =======    ========     ======      =======
Cost of investments.................   $405,320    $6,939,013    $29,088    $531,120     $1,851      $25,165
                                       ========    ==========    =======    ========     ======      =======
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  11.49    $    10.15    $  7.77    $   8.98     $10.41      $  8.97
                                       ========    ==========    =======    ========     ======      =======
    Highest.........................   $  12.94    $    12.48    $ 14.68    $  12.89     $17.09      $ 14.77
                                       ========    ==========    =======    ========     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                              ADVANCED      ADVANCED      ADVANCED      ADVANCED      ADVANCED      ADVANCED
                               SERIES        SERIES        SERIES        SERIES        SERIES        SERIES
                                TRUST         TRUST         TRUST         TRUST         TRUST         TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------- -------------
                                 AST           AST           AST           AST           AST           AST
                            T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE  WELLINGTON
                                ASSET        EQUITY        GLOBAL       LARGE-CAP      NATURAL     MANAGEMENT
                             ALLOCATION      INCOME         BOND         GROWTH       RESOURCES   HEDGED EQUITY
                            ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
                             ----------      -------       -------       -------      --------      --------
    Total assets...........  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
                             ==========      =======       =======       =======      ========      ========
NET ASSETS
Accumulation units.........  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
Contracts in payout
 (annuitization) period....          --           --            --            --            --            --
                             ----------      -------       -------       -------      --------      --------
    Total net assets.......  $5,235,446      $43,597       $94,959       $31,899      $113,981      $106,466
                             ==========      =======       =======       =======      ========      ========
FUND SHARE
 INFORMATION
Number of shares...........     304,210        5,369         8,547         2,621         5,964        11,843
                             ==========      =======       =======       =======      ========      ========
Cost of investments........  $4,646,354      $45,471       $95,758       $26,929      $155,387      $116,178
                             ==========      =======       =======       =======      ========      ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $     9.57      $  6.82       $ 10.74       $  9.38      $   6.78      $   7.62
                             ==========      =======       =======       =======      ========      ========
    Highest................  $    13.31      $ 13.84       $ 12.32       $ 14.43      $  13.58      $  13.60
                             ==========      =======       =======       =======      ========      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               ADVANCED      ADVANCED       ADVANCED     ADVANCED      ADVANCED      ADVANCED
                                SERIES        SERIES         SERIES       SERIES        SERIES        SERIES
                                TRUST          TRUST         TRUST         TRUST        TRUST         TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            -------------- ------------- -------------- ----------- -------------- ------------
                               FRANKLIN
                            TEMPLETON VIP                                 PROFUND      PROFUND
                            FOUNDING FUNDS    PROFUND       PROFUND     VP MID-CAP     VP TELE-      PROFUND
                              ALLOCATION   VP FINANCIALS VP HEALTH CARE    VALUE    COMMUNICATIONS VP UTILITIES
                            -------------- ------------- -------------- ----------- -------------- ------------
ASSETS
Investments, at fair value.   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
                              ----------      ------         ------       ------        ------       -------
    Total assets...........   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
                              ==========      ======         ======       ======        ======       =======
NET ASSETS
Accumulation units.........   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
Contracts in payout
 (annuitization) period....           --          --             --           --            --            --
                              ----------      ------         ------       ------        ------       -------
    Total net assets.......   $2,388,127      $2,689         $3,293       $4,086        $3,133       $49,880
                              ==========      ======         ======       ======        ======       =======
FUND SHARE
 INFORMATION
Number of shares...........      315,056         158            104          164           419         1,536
                              ==========      ======         ======       ======        ======       =======
Cost of investments........   $2,150,322      $3,044         $3,072       $2,232        $3,046       $39,525
                              ==========      ======         ======       ======        ======       =======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................   $     8.60      $ 5.32         $10.37       $ 8.99        $ 8.44       $  9.14
                              ==========      ======         ======       ======        ======       =======
    Highest................   $    13.39      $11.69         $13.75       $14.03        $12.33       $ 14.49
                              ==========      ======         ======       ======        ======       =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                              ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                              BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                              VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                               PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT       PRODUCT
                             SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------- -------------
                                            ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                              ALLIANCE    BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE
                            BERNSTEIN VPS   GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS
                               GROWTH        INCOME         VALUE        GROWTH       CAP VALUE       VALUE
                            ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $22,252,361   $60,388,482   $15,325,129   $17,080,919   $18,974,275   $1,442,471
                             -----------   -----------   -----------   -----------   -----------   ----------
    Total assets...........  $22,252,361   $60,388,482   $15,325,129   $17,080,919   $18,974,275   $1,442,471
                             ===========   ===========   ===========   ===========   ===========   ==========
NET ASSETS
Accumulation units.........  $22,198,192   $60,282,577   $15,323,889   $17,073,443   $18,974,275   $1,442,471
Contracts in payout
 (annuitization) period....       54,169       105,905         1,240         7,476            --           --
                             -----------   -----------   -----------   -----------   -----------   ----------
    Total net assets.......  $22,252,361   $60,388,482   $15,325,129   $17,080,919   $18,974,275   $1,442,471
                             ===========   ===========   ===========   ===========   ===========   ==========
FUND SHARE
 INFORMATION
Number of shares...........    1,123,289     3,381,214     1,344,310       652,691     1,233,698      155,439
                             ===========   ===========   ===========   ===========   ===========   ==========
Cost of investments........  $19,603,063   $70,571,831   $22,904,331   $15,572,170   $18,722,248   $1,830,457
                             ===========   ===========   ===========   ===========   ===========   ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      6.04   $      9.54   $      7.58   $      5.57   $     17.11   $     8.09
                             ===========   ===========   ===========   ===========   ===========   ==========
    Highest................  $     14.15   $     13.63   $      8.28   $     12.71   $     19.19   $     8.83
                             ===========   ===========   ===========   ===========   ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                DREYFUS
                                AMERICAN         AMERICAN      SOCIALLY                   DREYFUS      DREYFUS
                                CENTURY          CENTURY      RESPONSIBLE                 VARIABLE     VARIABLE
                                VARIABLE         VARIABLE       GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT
                            PORTFOLIOS, INC. PORTFOLIOS, INC. FUND, INC.   INDEX FUND       FUND         FUND
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ---------------- ---------------- ----------- ------------- ------------ ------------
                                                                DREYFUS
                                AMERICAN         AMERICAN      SOCIALLY
                                CENTURY          CENTURY      RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF
                              VP BALANCED    VP INTERNATIONAL GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET
                            ---------------- ---------------- ----------- ------------- ------------ ------------
ASSETS
Investments, at fair value.     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
                                -------           ------        -------     --------      -------      --------
    Total assets...........     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
                                =======           ======        =======     ========      =======      ========
NET ASSETS
Accumulation units.........     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
Contracts in payout
 (annuitization) period....          --               --             --           --           --            --
                                -------           ------        -------     --------      -------      --------
    Total net assets.......     $10,358           $4,232        $13,983     $441,771      $87,577      $576,805
                                =======           ======        =======     ========      =======      ========
FUND SHARE
 INFORMATION
Number of shares...........       1,591              570            468       14,985        4,619       576,805
                                =======           ======        =======     ========      =======      ========
Cost of investments........     $10,799           $4,250        $13,888     $431,397      $95,487      $576,805
                                =======           ======        =======     ========      =======      ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................     $ 16.06           $13.16        $  6.41     $   8.43      $  8.49      $   9.68
                                =======           ======        =======     ========      =======      ========
    Highest................     $ 16.30           $13.35        $ 12.21     $  13.49      $ 12.12      $  12.21
                                =======           ======        =======     ========      =======      ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                         DWS         DWS          DWS          DWS          DWS          DWS
                                      VARIABLE     VARIABLE     VARIABLE    VARIABLE     VARIABLE     VARIABLE
                                     INVESTMENT   INVESTMENT   INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT
                                      SERIES I     SERIES I     SERIES I    SERIES I     SERIES I     SERIES II
                                     SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ----------- ------------ ------------ ----------- ------------- -----------
                                                                  DWS          DWS
                                                     DWS         GLOBAL    GROWTH AND       DWS          DWS
                                         DWS       CAPITAL     SMALL CAP     INCOME    INTERNATIONAL  BALANCED
                                     BOND VIP A  GROWTH VIP A GROWTH VIP A    VIP A        VIP A      VIP A II
                                     ----------- ------------ ------------ ----------- ------------- -----------
ASSETS
Investments, at fair value..........  $295,546     $967,243    $1,053,837   $405,459     $288,527    $1,185,241
                                      --------     --------    ----------   --------     --------    ----------
    Total assets....................  $295,546     $967,243    $1,053,837   $405,459     $288,527    $1,185,241
                                      ========     ========    ==========   ========     ========    ==========
NET ASSETS
Accumulation units..................  $253,602     $941,357    $1,053,837   $401,635     $283,424    $1,130,685
Contracts in payout (annuitization)
 period.............................    41,944       25,886            --      3,824        5,103        54,556
                                      --------     --------    ----------   --------     --------    ----------
    Total net assets................  $295,546     $967,243    $1,053,837   $405,459     $288,527    $1,185,241
                                      ========     ========    ==========   ========     ========    ==========
FUND SHARE INFORMATION
Number of shares....................    51,669       52,058        83,176     54,351       42,808        55,153
                                      ========     ========    ==========   ========     ========    ==========
Cost of investments.................  $301,669     $892,419    $1,091,338   $436,963     $453,796    $1,180,366
                                      ========     ========    ==========   ========     ========    ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $  14.38     $  11.61    $    22.79   $  10.33     $   9.33    $    11.52
                                      ========     ========    ==========   ========     ========    ==========
    Highest.........................  $  14.57     $  11.76    $    23.09   $  10.47     $   9.45    $    11.60
                                      ========     ========    ==========   ========     ========    ==========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                DWS          DWS                       FIDELITY      FIDELITY      FIDELITY
                             VARIABLE     VARIABLE      FEDERATED      VARIABLE      VARIABLE      VARIABLE
                            INVESTMENT   INVESTMENT     INSURANCE     INSURANCE      INSURANCE     INSURANCE
                             SERIES II    SERIES II      SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND
                            SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                            ----------- ------------- ------------- -------------- ------------- -------------
                                DWS          DWS
                               MONEY    SMALL MID CAP   FEDERATED
                              MARKET       GROWTH         PRIME                         VIP
                             VIP A II     VIP A II    MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH
                            ----------- ------------- ------------- -------------- ------------- -------------
ASSETS
Investments, at fair value.  $258,653     $323,810     $8,815,754     $4,844,855    $  920,166    $2,908,633
                             --------     --------     ----------     ----------    ----------    ----------
    Total assets...........  $258,653     $323,810     $8,815,754     $4,844,855    $  920,166    $2,908,633
                             ========     ========     ==========     ==========    ==========    ==========
NET ASSETS
Accumulation units.........  $258,653     $323,810     $8,712,715     $4,834,289    $  919,260    $2,901,417
Contracts in payout
 (annuitization) period....        --           --        103,039         10,566           906         7,216
                             --------     --------     ----------     ----------    ----------    ----------
    Total net assets.......  $258,653     $323,810     $8,815,754     $4,844,855    $  920,166    $2,908,633
                             ========     ========     ==========     ==========    ==========    ==========
FUND SHARE
 INFORMATION
Number of shares...........   258,653       24,457      8,815,754        210,463        49,233        78,846
                             ========     ========     ==========     ==========    ==========    ==========
Cost of investments........  $258,653     $322,808     $8,815,754     $5,014,068    $1,009,552    $2,931,087
                             ========     ========     ==========     ==========    ==========    ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $  10.46     $  10.91     $     9.70     $    12.44    $    11.18    $     6.68
                             ========     ========     ==========     ==========    ==========    ==========
    Highest................  $  10.51     $  10.99     $    12.88     $    22.35    $    14.03    $    14.45
                             ========     ========     ==========     ==========    ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                    FIDELITY          FIDELITY
                          FIDELITY      FIDELITY      FIDELITY      FIDELITY        VARIABLE          VARIABLE
                          VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE         INSURANCE
                          INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND
                        PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2)
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                        ------------- ------------- ------------- ------------- ----------------- -----------------
                                                                                    VIP ASSET
                                                         VIP                         MANAGER             VIP
                          VIP HIGH                   INVESTMENT        VIP           GROWTH          CONTRAFUND
                           INCOME     VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ------------- ------------- ------------- ------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................  $1,015,377    $4,029,152    $1,515,285    $  934,975        $49,289         $58,993,425
                         ----------    ----------    ----------    ----------        -------         -----------
    Total assets.......  $1,015,377    $4,029,152    $1,515,285    $  934,975        $49,289         $58,993,425
                         ==========    ==========    ==========    ==========        =======         ===========
NET ASSETS
Accumulation units.....  $1,012,508    $4,021,381    $1,511,405    $  934,119        $49,289         $58,771,616
Contracts in payout
 (annuitization)
 period................       2,869         7,771         3,880           856             --             221,809
                         ----------    ----------    ----------    ----------        -------         -----------
    Total net assets...  $1,015,377    $4,029,152    $1,515,285    $  934,975        $49,289         $58,993,425
                         ==========    ==========    ==========    ==========        =======         ===========
FUND SHARE
 INFORMATION
Number of shares.......     188,382        31,154       116,830        68,597          3,734           2,605,717
                         ==========    ==========    ==========    ==========        =======         ===========
Cost of investments....  $1,116,528    $3,923,271    $1,476,899    $1,200,928        $41,764         $69,788,898
                         ==========    ==========    ==========    ==========        =======         ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $    12.33    $     8.56    $    17.38    $     7.88        $ 10.37         $      9.21
                         ==========    ==========    ==========    ==========        =======         ===========
    Highest............  $    14.41    $    10.14    $    18.27    $    10.20        $ 12.06         $     17.55
                         ==========    ==========    ==========    ==========        =======         ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                                                                   VIP FREEDOM
                               VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM         INCOME
                          EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
                            --------         ----------        ----------        ----------        ----------
    Total assets.......     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
                            ========         ==========        ==========        ==========        ==========
NET ASSETS
Accumulation units.....     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
Contracts in payout
 (annuitization)
 period................           --                 --                --                --                --
                            --------         ----------        ----------        ----------        ----------
    Total net assets...     $690,548         $8,729,218        $6,165,936        $2,169,374        $3,163,735
                            ========         ==========        ==========        ==========        ==========
FUND SHARE
 INFORMATION
Number of shares.......       37,509            850,801           606,287           224,341           310,779
                            ========         ==========        ==========        ==========        ==========
Cost of investments....     $797,023         $8,810,197        $6,212,484        $2,297,953        $3,169,114
                            ========         ==========        ==========        ==========        ==========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............     $  10.23         $    10.21        $     9.74        $     9.22        $    10.57
                            ========         ==========        ==========        ==========        ==========
    Highest............     $  13.21         $    11.07        $    10.57        $    10.00        $    11.46
                            ========         ==========        ==========        ==========        ==========

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------


                           VIP GROWTH
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................     $120,273
                            --------
    Total assets.......     $120,273
                            ========
NET ASSETS
Accumulation units.....     $120,273
Contracts in payout
 (annuitization)
 period................           --
                            --------
    Total net assets...     $120,273
                            ========
FUND SHARE
 INFORMATION
Number of shares.......        3,292
                            ========
Cost of investments....     $102,870
                            ========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............     $   8.13
                            ========
    Highest............     $  12.04
                            ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP
                            GROWTH &             VIP               VIP                           VIP INVESTMENT
                             INCOME         GROWTH STOCK       HIGH INCOME      VIP INDEX 500      GRADE BOND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
                           -----------       ----------        ----------        ----------          ------
    Total assets.......    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
                           ===========       ==========        ==========        ==========          ======
NET ASSETS
Accumulation units.....    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
Contracts in payout
 (annuitization)
 period................             --               --                --                --              --
                           -----------       ----------        ----------        ----------          ------
    Total net assets...    $11,193,805       $1,315,106        $6,476,306        $6,686,531          $1,453
                           ===========       ==========        ==========        ==========          ======
FUND SHARE
 INFORMATION
Number of shares.......        903,455           98,216         1,231,237            52,141             114
                           ===========       ==========        ==========        ==========          ======
Cost of investments....    $11,586,872       $1,233,383        $6,900,484        $6,887,408          $1,459
                           ===========       ==========        ==========        ==========          ======
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $     10.18       $     9.90        $    12.81        $     9.14          $14.59
                           ===========       ==========        ==========        ==========          ======
    Highest............    $     11.12       $    10.74        $    18.61        $    13.10          $14.59
                           ===========       ==========        ==========        ==========          ======

                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------


                           VIP MIDCAP
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................    $15,901,004
                           -----------
    Total assets.......    $15,901,004
                           ===========
NET ASSETS
Accumulation units.....    $15,705,381
Contracts in payout
 (annuitization)
 period................        195,623
                           -----------
    Total net assets...    $15,901,004
                           ===========
FUND SHARE
 INFORMATION
Number of shares.......        556,368
                           ===========
Cost of investments....    $16,894,613
                           ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............    $      9.54
                           ===========
    Highest............    $     14.08
                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                FIDELITY          FIDELITY         FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                VARIABLE          VARIABLE        TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                INSURANCE         INSURANCE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ----------------- ----------------- -------------- -------------- -------------- --------------
                                                                   FRANKLIN       FRANKLIN
                                VIP MONEY                          FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN
                                 MARKET         VIP OVERSEAS        GROWTH         INCOME      HIGH INCOME       INCOME
                            (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                            ----------------- ----------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.    $16,084,697         $32,471        $3,204,387    $35,183,958    $10,675,281    $163,348,682
                               -----------         -------        ----------    -----------    -----------    ------------
    Total assets...........    $16,084,697         $32,471        $3,204,387    $35,183,958    $10,675,281    $163,348,682
                               ===========         =======        ==========    ===========    ===========    ============
NET ASSETS
Accumulation units.........    $16,064,404         $32,471        $3,204,387    $35,094,386    $10,670,889    $162,569,447
Contracts in payout
 (annuitization) period....         20,293              --                --         89,572          4,392         779,235
                               -----------         -------        ----------    -----------    -----------    ------------
    Total net assets.......    $16,084,697         $32,471        $3,204,387    $35,183,958    $10,675,281    $163,348,682
                               ===========         =======        ==========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares...........     16,084,697           2,402           265,044      3,075,521      1,678,503      11,407,031
                               ===========         =======        ==========    ===========    ===========    ============
Cost of investments........    $16,084,697         $43,566        $2,827,908    $40,723,671    $10,285,672    $174,312,218
                               ===========         =======        ==========    ===========    ===========    ============
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $      9.65         $  9.26        $    10.83    $     13.46    $     13.29    $      12.64
                               ===========         =======        ==========    ===========    ===========    ============
    Highest................    $     10.40         $ 13.88        $    11.83    $     15.33    $     14.73    $      14.13
                               ===========         =======        ==========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN       FRANKLIN                       MUTUAL
                              LARGE CAP      SMALL CAP    SMALL-MID CAP                     GLOBAL
                                GROWTH         VALUE          GROWTH     FRANKLIN U.S.    DISCOVERY    MUTUAL SHARES
                              SECURITIES     SECURITIES     SECURITIES     GOVERNMENT     SECURITIES     SECURITIES
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $38,730,337    $34,174,903     $1,617,644    $30,171,146    $19,043,183    $84,958,096
                             -----------    -----------     ----------    -----------    -----------    -----------
    Total assets...........  $38,730,337    $34,174,903     $1,617,644    $30,171,146    $19,043,183    $84,958,096
                             ===========    ===========     ==========    ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $38,664,233    $33,957,456     $1,617,644    $30,114,999    $18,885,604    $84,622,413
Contracts in payout
 (annuitization) period....       66,104        217,447             --         56,147        157,579        335,683
                             -----------    -----------     ----------    -----------    -----------    -----------
    Total net assets.......  $38,730,337    $34,174,903     $1,617,644    $30,171,146    $19,043,183    $84,958,096
                             ===========    ===========     ==========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    2,663,710      2,200,573         78,948      2,248,223        987,205      5,523,933
                             ===========    ===========     ==========    ===========    ===========    ===========
Cost of investments........  $40,045,367    $32,133,995     $1,218,417    $28,762,178    $20,148,940    $93,012,703
                             ===========    ===========     ==========    ===========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      9.64    $     12.18     $     7.98    $     11.78    $     10.23    $     10.69
                             ===========    ===========     ==========    ===========    ===========    ===========
    Highest................  $     10.69    $     21.67     $    21.72    $     13.15    $     13.92    $     19.54
                             ===========    ===========     ==========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE     GOLDMAN SACHS   GOLDMAN SACHS
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE       VARIABLE        VARIABLE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST INSURANCE TRUST INSURANCE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- --------------- ---------------
                              TEMPLETON
                              DEVELOPING     TEMPLETON      TEMPLETON      TEMPLETON          VIT             VIT
                               MARKETS        FOREIGN      GLOBAL BOND       GROWTH        LARGE CAP        MID CAP
                              SECURITIES     SECURITIES     SECURITIES     SECURITIES        VALUE           VALUE
                            -------------- -------------- -------------- -------------- --------------- ---------------
ASSETS
Investments, at fair value.  $21,177,501    $ 94,494,687    $2,249,675     $  993,693     $4,186,237      $4,297,961
                             -----------    ------------    ----------     ----------     ----------      ----------
    Total assets...........  $21,177,501    $ 94,494,687    $2,249,675     $  993,693     $4,186,237      $4,297,961
                             ===========    ============    ==========     ==========     ==========      ==========
NET ASSETS
Accumulation units.........  $21,054,048    $ 94,380,961    $2,152,087     $  988,215     $4,186,237      $4,297,961
Contracts in payout
 (annuitization) period....      123,453         113,726        97,588          5,478             --              --
                             -----------    ------------    ----------     ----------     ----------      ----------
    Total net assets.......  $21,177,501    $ 94,494,687    $2,249,675     $  993,693     $4,186,237      $4,297,961
                             ===========    ============    ==========     ==========     ==========      ==========
FUND SHARE
 INFORMATION
Number of shares...........    2,248,142       7,523,462       123,949         98,288        445,819         328,339
                             ===========    ============    ==========     ==========     ==========      ==========
Cost of investments........  $22,834,776    $110,633,972    $2,011,137     $1,220,307     $4,924,748      $4,968,883
                             ===========    ============    ==========     ==========     ==========      ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $     20.26    $      10.49    $    20.43     $    10.29     $     8.90      $    11.35
                             ===========    ============    ==========     ==========     ==========      ==========
    Highest................  $     32.40    $      17.88    $    30.30     $    15.15     $    10.68      $    25.78
                             ===========    ============    ==========     ==========     ==========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                            GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                              VARIABLE      VARIABLE      VARIABLE      VARIABLE      INVESCO      INVESCO
                              INSURANCE     INSURANCE     INSURANCE     INSURANCE    INVESTMENT   INVESTMENT
                                TRUST         TRUST         TRUST         TRUST       SERVICES     SERVICES
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ------------- ------------- ------------- ------------ ------------
                                               VIT           VIT
                                 VIT        STRATEGIC    STRUCTURED        VIT      INVESCO V.I. INVESCO V.I.
                              STRATEGIC   INTERNATIONAL   SMALL CAP    STRUCTURED      BASIC       CAPITAL
                               GROWTH        EQUITY        EQUITY      U.S. EQUITY     VALUE     APPRECIATION
                            ------------- ------------- ------------- ------------- ------------ ------------
ASSETS
Investments, at fair value.    $16,234       $2,194      $ 9,267,715   $6,543,610    $6,909,747  $55,147,956
                               -------       ------      -----------   ----------    ----------  -----------
    Total assets...........    $16,234       $2,194      $ 9,267,715   $6,543,610    $6,909,747  $55,147,956
                               =======       ======      ===========   ==========    ==========  ===========
NET ASSETS
Accumulation units.........    $16,234       $2,194      $ 9,265,753   $6,530,308    $6,849,953  $54,690,443
Contracts in payout
 (annuitization) period....         --           --            1,962       13,302        59,794      457,513
                               -------       ------      -----------   ----------    ----------  -----------
    Total net assets.......    $16,234       $2,194      $ 9,267,715   $6,543,610    $6,909,747  $55,147,956
                               =======       ======      ===========   ==========    ==========  ===========
FUND SHARE
 INFORMATION
Number of shares...........      1,395          305          812,957      605,890     1,129,044    2,574,601
                               =======       ======      ===========   ==========    ==========  ===========
Cost of investments........    $16,011       $2,352      $10,391,900   $7,229,033    $9,046,602  $63,662,030
                               =======       ======      ===========   ==========    ==========  ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $  7.29       $ 7.23      $      9.96   $     7.97    $     8.78  $      4.76
                               =======       ======      ===========   ==========    ==========  ===========
    Highest................    $ 11.19       $10.28      $     18.16   $    11.49    $    10.48  $     12.29
                               =======       ======      ===========   ==========    ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                      INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                       SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ------------ ------------ ------------ ------------ ------------
                                     INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                       CAPITAL        CORE     DIVERSIFIED    DIVIDEND    GOVERNMENT  INVESCO V.I.
                                     DEVELOPMENT     EQUITY       INCOME       GROWTH     SECURITIES   HIGH YIELD
                                     ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value..........  $7,182,958  $83,568,082  $ 9,817,932  $140,368,122 $13,545,392   $6,091,157
                                      ----------  -----------  -----------  ------------ -----------   ----------
    Total assets....................  $7,182,958  $83,568,082  $ 9,817,932  $140,368,122 $13,545,392   $6,091,157
                                      ==========  ===========  ===========  ============ ===========   ==========
NET ASSETS
Accumulation units..................  $7,111,117  $82,370,701  $ 9,673,289  $138,561,167 $13,294,245   $6,069,847
Contracts in payout (annuitization)
 period.............................      71,841    1,197,381      144,643     1,806,955     251,147       21,310
                                      ----------  -----------  -----------  ------------ -----------   ----------
    Total net assets................  $7,182,958  $83,568,082  $ 9,817,932  $140,368,122 $13,545,392   $6,091,157
                                      ==========  ===========  ===========  ============ ===========   ==========
FUND SHARE INFORMATION
Number of shares....................     576,944    3,127,548    1,586,096     9,997,730   1,084,499    1,208,563
                                      ==========  ===========  ===========  ============ ===========   ==========
Cost of investments.................  $7,186,842  $76,157,263  $11,965,972  $121,778,598 $13,149,591   $6,792,489
                                      ==========  ===========  ===========  ============ ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $    11.08  $      7.74  $     11.24  $       9.44 $     13.01   $    12.63
                                      ==========  ===========  ===========  ============ ===========   ==========
    Highest.........................  $    16.13  $     19.96  $     14.43  $      36.59 $     17.90   $    18.19
                                      ==========  ===========  ===========  ============ ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       INVESCO       INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                      INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                       SERVICES     SERVICES      SERVICES     SERVICES     SERVICES     SERVICES
                                     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ ------------- ------------ ------------ ------------ ------------
                                     INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                      HIGH YIELD  INTERNATIONAL   MID CAP       MONEY       S&P 500    INVESCO V.I.
                                      SECURITIES     GROWTH     CORE EQUITY     MARKET       INDEX      TECHNOLOGY
                                     ------------ ------------- ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.......... $12,594,780   $22,401,551  $11,587,099  $12,938,910  $29,966,535   $2,371,493
                                     -----------   -----------  -----------  -----------  -----------   ----------
    Total assets.................... $12,594,780   $22,401,551  $11,587,099  $12,938,910  $29,966,535   $2,371,493
                                     ===========   ===========  ===========  ===========  ===========   ==========
NET ASSETS
Accumulation units.................. $12,455,449   $21,934,622  $11,541,201  $12,920,562  $29,666,456   $2,335,769
Contracts in payout (annuitization)
 period.............................     139,331       466,929       45,898       18,348      300,079       35,724
                                     -----------   -----------  -----------  -----------  -----------   ----------
    Total net assets................ $12,594,780   $22,401,551  $11,587,099  $12,938,910  $29,966,535   $2,371,493
                                     ===========   ===========  ===========  ===========  ===========   ==========
FUND SHARE INFORMATION
Number of shares....................  11,881,868       849,509    1,002,344   12,938,910    2,635,579      156,431
                                     ===========   ===========  ===========  ===========  ===========   ==========
Cost of investments................. $17,051,358   $18,197,793  $11,458,349  $12,938,910  $27,436,566   $1,862,912
                                     ===========   ===========  ===========  ===========  ===========   ==========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest.......................... $      5.86   $     10.54  $     12.05  $     10.33  $      8.55   $    12.02
                                     ===========   ===========  ===========  ===========  ===========   ==========
    Highest......................... $     22.72   $     20.59  $     17.11  $     12.41  $     11.58   $    12.59
                                     ===========   ===========  ===========  ===========  ===========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                              INVESCO        INVESCO        INVESCO      INVESCO        INVESCO        INVESCO
                             INVESTMENT    INVESTMENT     INVESTMENT   INVESTMENT     INVESTMENT      INVESTMENT
                              SERVICES      SERVICES       SERVICES     SERVICES       SERVICES        SERVICES
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            ------------ --------------- ------------- ----------- ----------------- ------------
                                                                         INVESCO        INVESCO        INVESCO
                                             INVESCO        INVESCO    VAN KAMPEN     VAN KAMPEN      VAN KAMPEN
                            INVESCO V.I. VAN KAMPEN V.I.  VAN KAMPEN   V.I. EQUITY V.I. GLOBAL VALUE V.I. MID CAP
                             UTILITIES   CAPITAL GROWTH  V.I. COMSTOCK AND INCOME       EQUITY          VALUE
                            ------------ --------------- ------------- ----------- ----------------- ------------
ASSETS
Investments, at fair value.  $6,432,707    $26,873,136    $30,516,268  $26,441,674    $39,167,246    $47,938,143
                             ----------    -----------    -----------  -----------    -----------    -----------
    Total assets...........  $6,432,707    $26,873,136    $30,516,268  $26,441,674    $39,167,246    $47,938,143
                             ==========    ===========    ===========  ===========    ===========    ===========
NET ASSETS
Accumulation units.........  $6,289,310    $26,663,294    $30,368,128  $26,291,944    $38,809,563    $47,719,301
Contracts in payout
 (annuitization) period....     143,397        209,842        148,140      149,730        357,683        218,842
                             ----------    -----------    -----------  -----------    -----------    -----------
    Total net assets.......  $6,432,707    $26,873,136    $30,516,268  $26,441,674    $39,167,246    $47,938,143
                             ==========    ===========    ===========  ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........     384,272        842,418      2,695,783    1,938,539      5,759,889      3,745,167
                             ==========    ===========    ===========  ===========    ===========    ===========
Cost of investments........  $6,005,136    $28,987,042    $31,977,049  $28,732,146    $47,748,081    $51,274,502
                             ==========    ===========    ===========  ===========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $    18.45    $      4.85    $     11.09  $      7.36    $      8.78    $     12.86
                             ==========    ===========    ===========  ===========    ===========    ===========
    Highest................  $    19.32    $     14.41    $     15.00  $     19.05    $     20.12    $     21.02
                             ==========    ===========    ===========  ===========    ===========    ===========



                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                       INVESCO        INVESCO        INVESCO       INVESCO      INVESCO      INVESCO
                                      INVESTMENT    INVESTMENT      INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT
                                       SERVICES      SERVICES        SERVICES      SERVICES     SERVICES     SERVICES
                                     (SERIES II)    (SERIES II)    (SERIES II)   (SERIES II)  (SERIES II)  (SERIES II)
                                     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------ --------------- -------------- ------------ ------------ ------------
                                     INVESCO V.I.  INVESCO V.I.    INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                        BASIC         CAPITAL        CAPITAL         CORE     DIVERSIFIED    DIVIDEND
                                       VALUE II   APPRECIATION II DEVELOPMENT II  EQUITY II    INCOME II    GROWTH II
                                     ------------ --------------- -------------- ------------ ------------ ------------
ASSETS
Investments, at fair value..........  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,592,480
                                      ----------    ----------       --------     ----------    --------   -----------
    Total assets....................  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,592,480
                                      ==========    ==========       ========     ==========    ========   ===========
NET ASSETS
Accumulation units..................  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,522,353
Contracts in payout (annuitization)
 period.............................          --            --             --             --          --        70,127
                                      ----------    ----------       --------     ----------    --------   -----------
    Total net assets................  $6,311,114    $1,959,339       $363,589     $2,293,434    $224,314   $39,592,480
                                      ==========    ==========       ========     ==========    ========   ===========
FUND SHARE INFORMATION
Number of shares....................   1,038,012        93,036         30,148         86,512      36,415     2,828,034
                                      ==========    ==========       ========     ==========    ========   ===========
Cost of investments.................  $8,069,249    $1,980,945       $409,782     $2,112,582    $273,923   $37,532,704
                                      ==========    ==========       ========     ==========    ========   ===========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................  $     7.99    $     7.69       $  11.09     $     9.84    $  10.81   $      8.84
                                      ==========    ==========       ========     ==========    ========   ===========
    Highest.........................  $    11.44    $    11.09       $  12.39     $    12.79    $  12.06   $     12.58
                                      ==========    ==========       ========     ==========    ========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                        INVESCO       INVESCO       INVESCO       INVESCO      INVESCO      INVESCO
                                      INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT   INVESTMENT
                                       SERVICES      SERVICES      SERVICES      SERVICES      SERVICES     SERVICES
                                      (SERIES II)   (SERIES II)   (SERIES II)   (SERIES II)  (SERIES II)  (SERIES II)
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- ------------- ------------- ------------- ------------ ------------
                                     INVESCO V.I.                INVESCO V.I.  INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                      GOVERNMENT   INVESCO V.I.   HIGH YIELD   INTERNATIONAL MID CAP CORE    MONEY
                                     SECURITIES II HIGH YIELD II SECURITIES II   GROWTH II    EQUITY II    MARKET II
                                     ------------- ------------- ------------- ------------- ------------ ------------
ASSETS
Investments, at fair value..........   $563,746      $395,959     $11,291,084   $4,428,750    $2,949,979    $960,610
                                       --------      --------     -----------   ----------    ----------    --------
    Total assets....................   $563,746      $395,959     $11,291,084   $4,428,750    $2,949,979    $960,610
                                       ========      ========     ===========   ==========    ==========    ========
NET ASSETS
Accumulation units..................   $563,746      $395,959     $11,291,084   $4,428,750    $2,938,928    $960,610
Contracts in payout (annuitization)
 period.............................         --            --              --           --        11,051          --
                                       --------      --------     -----------   ----------    ----------    --------
    Total net assets................   $563,746      $395,959     $11,291,084   $4,428,750    $2,949,979    $960,610
                                       ========      ========     ===========   ==========    ==========    ========
FUND SHARE INFORMATION
Number of shares....................     45,500        78,719      10,651,966      169,814       257,191     960,610
                                       ========      ========     ===========   ==========    ==========    ========
Cost of investments.................   $556,324      $420,221     $12,027,105   $4,789,265    $3,013,138    $960,610
                                       ========      ========     ===========   ==========    ==========    ========
ACCUMULATION UNIT FAIR
 VALUE
    Lowest..........................   $  12.44      $  15.51     $      6.90   $     7.68    $    11.45    $   9.05
                                       ========      ========     ===========   ==========    ==========    ========
    Highest.........................   $  13.90      $  17.31     $     16.35   $    17.00    $    14.42    $  10.11
                                       ========      ========     ===========   ==========    ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                              INVESCO       INVESCO      INVESCO         INVESCO                               INVESCO
                             INVESTMENT   INVESTMENT    INVESTMENT     INVESTMENT     INVESCO INVESTMENT     INVESTMENT
                              SERVICES     SERVICES      SERVICES       SERVICES           SERVICES           SERVICES
                            (SERIES II)   (SERIES II)  (SERIES II)     (SERIES II)        (SERIES II)        (SERIES II)
                            SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                            ------------ ------------- ------------ ----------------- ------------------- -----------------
                                                                         INVESCO                               INVESCO
                            INVESCO V.I.                               VAN KAMPEN           INVESCO        VAN KAMPEN V.I.
                              S&P 500    INVESCO V.I.  INVESCO V.I.   V.I. CAPITAL      VAN KAMPEN V.I.      EQUITY AND
                              INDEX II   TECHNOLOGY II UTILITIES II GROWTH--SERIES II COMSTOCK--SERIES II INCOME--SERIES II
                            ------------ ------------- ------------ ----------------- ------------------- -----------------
ASSETS
Investments, at fair value. $61,658,199     $24,871      $358,529      $27,718,160       $121,444,269        $47,127,238
                            -----------     -------      --------      -----------       ------------        -----------
    Total assets........... $61,658,199     $24,871      $358,529      $27,718,160       $121,444,269        $47,127,238
                            ===========     =======      ========      ===========       ============        ===========
NET ASSETS
Accumulation units......... $61,502,330     $24,871      $358,529      $27,649,566       $121,261,298        $46,869,043
Contracts in payout
 (annuitization) period....     155,869          --            --           68,594            182,971            258,195
                            -----------     -------      --------      -----------       ------------        -----------
    Total net assets....... $61,658,199     $24,871      $358,529      $27,718,160       $121,444,269        $47,127,238
                            ===========     =======      ========      ===========       ============        ===========
FUND SHARE
 INFORMATION
Number of shares...........   5,456,478       1,674        21,559          884,152         10,766,336          3,457,611
                            ===========     =======      ========      ===========       ============        ===========
Cost of investments........ $55,284,015     $20,845      $356,651      $22,678,435       $126,340,602        $47,041,592
                            ===========     =======      ========      ===========       ============        ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................. $      7.93     $ 11.15      $  17.15      $      7.46       $      10.25        $      8.43
                            ===========     =======      ========      ===========       ============        ===========
    Highest................ $     14.00     $ 12.14      $  18.66      $     13.87       $      14.61        $     15.29
                            ===========     =======      ========      ===========       ============        ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                 INVESCO           INVESCO           INVESCO          INVESCO
                               INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT                    LAZARD
                                SERVICES          SERVICES          SERVICES          SERVICES        JANUS      RETIREMENT
                               (SERIES II)       (SERIES II)       (SERIES II)      (SERIES II)    ASPEN SERIES SERIES, INC.
                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                            ----------------- ----------------- ----------------- ---------------- ------------ ------------
                                 INVESCO           INVESCO           INVESCO          INVESCO
                             VAN KAMPEN V.I.   VAN KAMPEN V.I.   VAN KAMPEN V.I.  VAN KAMPEN V.I.                 EMERGING
                              GLOBAL VALUE       GROWTH AND          MID CAP          MID CAP         FORTY       MARKETS
                            EQUITY--SERIES II INCOME--SERIES II GROWTH--SERIES II VALUE--SERIES II  PORTFOLIO      EQUITY
                            ----------------- ----------------- ----------------- ---------------- ------------ ------------
ASSETS
Investments, at fair value.    $21,127,124       $67,889,510       $10,412,070      $36,578,250       $6,714       $  523
                               -----------       -----------       -----------      -----------       ------       ------
    Total assets...........    $21,127,124       $67,889,510       $10,412,070      $36,578,250       $6,714       $  523
                               ===========       ===========       ===========      ===========       ======       ======
NET ASSETS
Accumulation units.........    $21,086,122       $67,692,056       $10,400,492      $36,506,300       $6,714       $  523
Contracts in payout
 (annuitization) period....         41,002           197,454            11,578           71,950           --           --
                               -----------       -----------       -----------      -----------       ------       ------
    Total net assets.......    $21,127,124       $67,889,510       $10,412,070      $36,578,250       $6,714       $  523
                               ===========       ===========       ===========      ===========       ======       ======
FUND SHARE
 INFORMATION
Number of shares...........      3,111,506         3,826,917         2,829,367        2,873,390          202           28
                               ===========       ===========       ===========      ===========       ======       ======
Cost of investments........    $25,348,798       $67,725,666       $11,432,992      $40,580,683       $4,445       $  405
                               ===========       ===========       ===========      ===========       ======       ======
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $      9.32       $     13.71       $     12.00      $     13.56       $14.09       $43.71
                               ===========       ===========       ===========      ===========       ======       ======
    Highest................    $     12.55       $     16.64       $     17.52      $     20.26       $14.09       $43.71
                               ===========       ===========       ===========      ===========       ======       ======


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                             LEGG MASON      LEGG MASON
                              PARTNERS        PARTNERS
                              VARIABLE        VARIABLE       LORD ABBETT   LORD ABBETT LORD ABBETT  LORD ABBETT
                            INCOME TRUST  PORTFOLIOS I, INC  SERIES FUND   SERIES FUND SERIES FUND  SERIES FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ----------------- -------------- ----------- ----------- -------------
                             LEGG MASON
                             CLEARBRIDGE     LEGG MASON
                              VARIABLE       CLEARBRIDGE
                             FUNDAMENTAL   VARIABLE LARGE
                            ALL CAP VALUE     CAP VALUE                    FUNDAMENTAL GROWTH AND     GROWTH
                             PORTFOLIO I     PORTFOLIO I    BOND-DEBENTURE   EQUITY      INCOME    OPPORTUNITIES
                            ------------- ----------------- -------------- ----------- ----------- -------------
ASSETS
Investments, at fair value.    $1,118          $1,315        $30,483,474   $8,230,237  $18,480,707  $10,684,483
                               ------          ------        -----------   ----------  -----------  -----------
    Total assets...........    $1,118          $1,315        $30,483,474   $8,230,237  $18,480,707  $10,684,483
                               ======          ======        ===========   ==========  ===========  ===========
NET ASSETS
Accumulation units.........    $1,118          $1,315        $30,385,161   $8,198,705  $18,412,222  $10,678,419
Contracts in payout
 (annuitization) period....        --              --             98,313       31,532       68,485        6,064
                               ------          ------        -----------   ----------  -----------  -----------
    Total net assets.......    $1,118          $1,315        $30,483,474   $8,230,237  $18,480,707  $10,684,483
                               ======          ======        ===========   ==========  ===========  ===========
FUND SHARE
 INFORMATION
Number of shares...........        61              97          2,618,855      506,165      834,343      873,629
                               ======          ======        ===========   ==========  ===========  ===========
Cost of investments........    $1,386          $1,257        $30,331,699   $7,700,874  $22,260,461  $12,367,307
                               ======          ======        ===========   ==========  ===========  ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $ 8.02          $11.86        $     13.04   $    12.02  $      9.37  $     12.49
                               ======          ======        ===========   ==========  ===========  ===========
    Highest................    $ 8.02          $11.86        $     14.46   $    13.33  $     10.40  $     13.86
                               ======          ======        ===========   ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                        MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE
                            LORD ABBETT  INSURANCE    INSURANCE      INSURANCE     INSURANCE    INSURANCE
                            SERIES FUND    TRUST        TRUST          TRUST         TRUST        TRUST
                            SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                            ----------- ------------ ------------ --------------- ------------ ------------
                              MID-CAP                    MFS            MFS         MFS NEW
                               VALUE     MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY   MFS RESEARCH
                            ----------- ------------ ------------ --------------- ------------ ------------
ASSETS
Investments, at fair value. $21,997,094   $684,779     $397,460      $970,486      $1,576,114    $568,259
                            -----------   --------     --------      --------      ----------    --------
    Total assets........... $21,997,094   $684,779     $397,460      $970,486      $1,576,114    $568,259
                            ===========   ========     ========      ========      ==========    ========
NET ASSETS
Accumulation units......... $21,832,082   $681,582     $397,460      $965,814      $1,576,114    $563,893
Contracts in payout
 (annuitization) period....     165,012      3,197           --         4,672              --       4,366
                            -----------   --------     --------      --------      ----------    --------
    Total net assets....... $21,997,094   $684,779     $397,460      $970,486      $1,576,114    $568,259
                            ===========   ========     ========      ========      ==========    ========
FUND SHARE
 INFORMATION
Number of shares...........   1,386,954     27,882       47,944        49,999         110,295      30,259
                            ===========   ========     ========      ========      ==========    ========
Cost of investments........ $26,123,557   $702,404     $423,960      $882,701      $1,581,013    $544,947
                            ===========   ========     ========      ========      ==========    ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest................. $     10.35   $   6.18     $  14.91      $   8.96      $    10.90    $   8.00
                            ===========   ========     ========      ========      ==========    ========
    Highest................ $     11.48   $  15.91     $  15.67      $  11.07      $    22.81    $  10.65
                            ===========   ========     ========      ========      ==========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                        MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                            MFS VARIABLE MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE       INSURANCE
                             INSURANCE     INSURANCE        TRUST           TRUST           TRUST           TRUST
                               TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            ------------ ------------- --------------- --------------- --------------- ---------------
                                                                        MFS INVESTORS      MFS NEW
                            MFS RESEARCH                 MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH
                                BOND     MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                            ------------ ------------- --------------- --------------- --------------- ---------------
ASSETS
Investments, at fair value.  $1,028,233    $255,467       $139,136        $148,214        $228,029        $103,511
                             ----------    --------       --------        --------        --------        --------
    Total assets...........  $1,028,233    $255,467       $139,136        $148,214        $228,029        $103,511
                             ==========    ========       ========        ========        ========        ========
NET ASSETS
Accumulation units.........  $1,024,470    $255,467       $139,136        $148,214        $228,029        $103,511
Contracts in payout
 (annuitization) period....       3,763          --             --              --              --              --
                             ----------    --------       --------        --------        --------        --------
    Total net assets.......  $1,028,233    $255,467       $139,136        $148,214        $228,029        $103,511
                             ==========    ========       ========        ========        ========        ========
FUND SHARE
 INFORMATION
Number of shares...........      79,034       9,795          5,766           7,676          16,596           5,544
                             ==========    ========       ========        ========        ========        ========
Cost of investments........  $  926,956    $216,128       $101,350        $124,267        $217,971        $ 74,200
                             ==========    ========       ========        ========        ========        ========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $    17.50    $  20.82       $   9.08        $   9.47        $  11.18        $   9.66
                             ==========    ========       ========        ========        ========        ========
    Highest................  $    18.39    $  21.93       $  14.69        $  12.79        $  15.81        $  14.11
                             ==========    ========       ========        ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                         MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                           INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                             TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                        (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES         SERIES
                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        --------------- -------------- -------------- -------------- -------------- --------------
                         MFS UTILITIES    AGGRESSIVE      EUROPEAN                      LIMITED
                        (SERVICE CLASS)     EQUITY         EQUITY      INCOME PLUS      DURATION     MONEY MARKET
                        --------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................   $1,312,871     $11,186,922    $37,738,185    $83,302,159    $11,736,557    $47,376,172
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total assets.......   $1,312,871     $11,186,922    $37,738,185    $83,302,159    $11,736,557    $47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....   $1,312,871     $11,135,126    $37,360,658    $82,247,029    $11,703,244    $46,506,414
Contracts in payout
 (annuitization)
 period................           --          51,796        377,527      1,055,130         33,313        869,758
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total net assets...   $1,312,871     $11,186,922    $37,738,185    $83,302,159    $11,736,557    $47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......       51,025         623,227      2,659,492      7,484,471      1,526,210     47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
Cost of investments....   $1,095,566     $ 8,354,699    $46,101,282    $78,857,010    $13,877,444    $47,376,172
                          ==========     ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $    16.48     $      9.51    $      8.49    $     15.02    $      9.52    $      9.88
                          ==========     ===========    ===========    ===========    ===========    ===========
    Highest............   $    23.08     $     15.31    $     41.22    $     44.54    $     11.60    $     24.81
                          ==========     ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                      MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                        MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE         VARIABLE
                           VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT       INVESTMENT
                          INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES           SERIES
                            SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        -------------- -------------- -------------- ---------------- ---------------- ----------------
                                                                        AGGRESSIVE        EUROPEAN          INCOME
                          MULTI CAP                                       EQUITY           EQUITY            PLUS
                            GROWTH       STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                        -------------- -------------- -------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................  $163,632,115   $ 90,476,999   $54,191,850     $14,805,001      $11,289,691      $100,406,879
                         ------------   ------------   -----------     -----------      -----------      ------------
    Total assets.......  $163,632,115   $ 90,476,999   $54,191,850     $14,805,001      $11,289,691      $100,406,879
                         ============   ============   ===========     ===========      ===========      ============
NET ASSETS
Accumulation units.....  $162,126,027   $ 89,017,624   $53,435,536     $14,796,987      $11,209,445      $100,248,222
Contracts in payout
 (annuitization)
 period................     1,506,088      1,459,375       756,314           8,014           80,246           158,657
                         ------------   ------------   -----------     -----------      -----------      ------------
    Total net assets...  $163,632,115   $ 90,476,999   $54,191,850     $14,805,001      $11,289,691      $100,406,879
                         ============   ============   ===========     ===========      ===========      ============
FUND SHARE
 INFORMATION
Number of shares.......     4,385,744      8,699,711     6,214,662         845,034          798,987         9,053,821
                         ============   ============   ===========     ===========      ===========      ============
Cost of investments....  $137,403,631   $123,124,236   $74,075,118     $10,667,483      $13,744,355      $ 95,274,595
                         ============   ============   ===========     ===========      ===========      ============
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $       9.35   $      10.67   $     10.75     $      8.90      $      7.95      $      12.68
                         ============   ============   ===========     ===========      ===========      ============
    Highest............  $     128.66   $      46.61   $     40.79     $     19.59      $     14.66      $      17.64
                         ============   ============   ===========     ===========      ===========      ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                         MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   NEUBERGER
                            VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE       BERMAN
                           INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT     ADVISORS
                             SERIES           SERIES           SERIES           SERIES           SERIES      MANAGEMENT
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)    TRUST
                          SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                        ---------------- ---------------- ---------------- ---------------- ---------------- -----------
                            LIMITED                          MULTI CAP
                            DURATION       MONEY MARKET        GROWTH         STRATEGIST       UTILITIES     AMT MID-CAP
                        (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)   GROWTH
                        ---------------- ---------------- ---------------- ---------------- ---------------- -----------
ASSETS
Investments, at fair
 value.................   $42,640,673      $53,761,131      $47,586,208      $38,876,477      $14,141,395      $44,427
                          -----------      -----------      -----------      -----------      -----------      -------
    Total assets.......   $42,640,673      $53,761,131      $47,586,208      $38,876,477      $14,141,395      $44,427
                          ===========      ===========      ===========      ===========      ===========      =======
NET ASSETS
Accumulation units.....   $42,565,718      $53,437,556      $47,548,320      $38,746,477      $14,075,006      $44,427
Contracts in payout
 (annuitization)
 period................        74,955          323,575           37,888          130,000           66,389           --
                          -----------      -----------      -----------      -----------      -----------      -------
    Total net assets...   $42,640,673      $53,761,131      $47,586,208      $38,876,477      $14,141,395      $44,427
                          ===========      ===========      ===========      ===========      ===========      =======
FUND SHARE
 INFORMATION
Number of shares.......     5,559,410       53,761,131        1,286,114        3,752,556        1,627,318        1,613
                          ===========      ===========      ===========      ===========      ===========      =======
Cost of investments....   $51,431,434      $53,761,131      $32,485,026      $51,978,625      $18,870,961      $44,714
                          ===========      ===========      ===========      ===========      ===========      =======
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............   $      8.29      $      9.20      $      8.64      $     10.12      $      9.72      $  9.27
                          ===========      ===========      ===========      ===========      ===========      =======
    Highest............   $     10.31      $     10.72      $     18.36      $     14.22      $     20.09      $ 18.23
                          ===========      ===========      ===========      ===========      ===========      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                             NEUBERGER
                               BERMAN
                              ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    OPPENHEIMER
                             MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE        VARIABLE
                               TRUST     ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            ------------ ------------- ------------- ------------- ------------- ----------------
                                                        OPPENHEIMER                 OPPENHEIMER    OPPENHEIMER
                                          OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL     GLOBAL STRATEGIC
                            AMT PARTNERS   BALANCED    APPRECIATION    CORE BOND    SECURITIES        INCOME
                            ------------ ------------- ------------- ------------- ------------- ----------------
ASSETS
Investments, at fair value.   $16,818     $1,846,017    $3,229,234    $1,101,916    $2,733,839      $2,521,608
                              -------     ----------    ----------    ----------    ----------      ----------
    Total assets...........   $16,818     $1,846,017    $3,229,234    $1,101,916    $2,733,839      $2,521,608
                              =======     ==========    ==========    ==========    ==========      ==========
NET ASSETS
Accumulation units.........   $16,818     $1,732,366    $3,223,116    $1,101,916    $2,727,571      $2,515,696
Contracts in payout
 (annuitization) period....        --        113,651         6,118            --         6,268           5,912
                              -------     ----------    ----------    ----------    ----------      ----------
    Total net assets.......   $16,818     $1,846,017    $3,229,234    $1,101,916    $2,733,839      $2,521,608
                              =======     ==========    ==========    ==========    ==========      ==========
FUND SHARE
 INFORMATION
Number of shares...........     1,683        163,364        81,239       139,837        99,557         468,700
                              =======     ==========    ==========    ==========    ==========      ==========
Cost of investments........   $25,109     $2,178,521    $3,011,901    $1,387,806    $2,670,588      $2,314,701
                              =======     ==========    ==========    ==========    ==========      ==========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................   $ 11.85     $     9.20    $     7.34    $    10.48    $    11.65      $    16.39
                              =======     ==========    ==========    ==========    ==========      ==========
    Highest................   $ 12.55     $    11.93    $    11.82    $    11.01    $    19.00      $    18.80
                              =======     ==========    ==========    ==========    ==========      ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                     OPPENHEIMER      OPPENHEIMER
                                                                                      VARIABLE         VARIABLE
                         OPPENHEIMER   OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     ACCOUNT FUNDS    ACCOUNT FUNDS
                          VARIABLE      VARIABLE      VARIABLE        VARIABLE     (SERVICE SHARES  (SERVICE SHARES
                        ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS       ("SS"))          ("SS"))
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        ------------- ------------- ------------- ---------------- --------------- -----------------
                                                     OPPENHEIMER    OPPENHEIMER                       OPPENHEIMER
                         OPPENHEIMER   OPPENHEIMER   MAIN STREET  SMALL- & MID-CAP   OPPENHEIMER        CAPITAL
                         HIGH INCOME   MAIN STREET  SMALL MID CAP      GROWTH       BALANCED (SS)  APPRECIATION (SS)
                        ------------- ------------- ------------- ---------------- --------------- -----------------
ASSETS
Investments, at fair
 value.................   $244,366     $1,878,267    $1,223,510       $602,690       $13,935,435      $32,615,849
                          --------     ----------    ----------       --------       -----------      -----------
    Total assets.......   $244,366     $1,878,267    $1,223,510       $602,690       $13,935,435      $32,615,849
                          ========     ==========    ==========       ========       ===========      ===========
NET ASSETS
Accumulation units.....   $243,418     $1,860,301    $1,221,220       $602,690       $13,899,295      $32,509,012
Contracts in payout
 (annuitization)
 period................        948         17,966         2,290             --            36,140          106,837
                          --------     ----------    ----------       --------       -----------      -----------
    Total net assets...   $244,366     $1,878,267    $1,223,510       $602,690       $13,935,435      $32,615,849
                          ========     ==========    ==========       ========       ===========      ===========
FUND SHARE
 INFORMATION
Number of shares.......    128,614         90,694        71,259         12,807         1,247,577          827,813
                          ========     ==========    ==========       ========       ===========      ===========
Cost of investments....   $684,874     $1,762,713    $  981,646       $567,957       $18,043,426      $29,861,935
                          ========     ==========    ==========       ========       ===========      ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest.............   $   3.57     $     8.58    $    19.68       $   4.63       $     10.56      $     11.34
                          ========     ==========    ==========       ========       ===========      ===========
    Highest............   $   3.76     $    12.90    $    20.68       $  11.49       $     12.03      $     12.84
                          ========     ==========    ==========       ========       ===========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                        OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER       OPPENHEIMER
                         VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE          VARIABLE
                       ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS     ACCOUNT FUNDS
                      (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES   (SERVICE SHARES
                          ("SS"))         ("SS"))         ("SS"))          ("SS"))          ("SS"))           ("SS"))
                        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                      --------------- --------------- ---------------- ---------------- ---------------- ------------------
                                        OPPENHEIMER     OPPENHEIMER                                         OPPENHEIMER
                        OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC   OPPENHEIMER      OPPENHEIMER       MAIN STREET
                      CORE BOND (SS)  SECURITIES (SS)   INCOME (SS)    HIGH INCOME (SS) MAIN STREET (SS) SMALL MID CAP (SS)
                      --------------- --------------- ---------------- ---------------- ---------------- ------------------
ASSETS
Investments, at fair
 value...............   $30,707,215     $16,358,378     $73,805,953      $12,595,992      $51,674,954       $22,198,745
                        -----------     -----------     -----------      -----------      -----------       -----------
    Total assets.....   $30,707,215     $16,358,378     $73,805,953      $12,595,992      $51,674,954       $22,198,745
                        ===========     ===========     ===========      ===========      ===========       ===========
NET ASSETS
Accumulation
 units...............   $30,684,406     $16,205,273     $73,164,516      $12,553,671      $51,572,959       $22,080,481
Contracts in payout
 (annuitization)
 period..............        22,809         153,105         641,437           42,321          101,995           118,264
                        -----------     -----------     -----------      -----------      -----------       -----------
    Total net
     assets..........   $30,707,215     $16,358,378     $73,805,953      $12,595,992      $51,674,954       $22,198,745
                        ===========     ===========     ===========      ===========      ===========       ===========
FUND SHARE
 INFORMATION
Number of shares.....     3,941,876         601,190      13,443,707        6,594,760        2,517,046         1,304,274
                        ===========     ===========     ===========      ===========      ===========       ===========
Cost of
 investments.........   $35,856,819     $16,894,815     $69,619,683      $26,269,155      $49,378,519       $19,433,319
                        ===========     ===========     ===========      ===========      ===========       ===========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest...........   $      7.43     $     16.83     $     14.75      $      3.74      $     12.58       $     17.59
                        ===========     ===========     ===========      ===========      ===========       ===========
    Highest..........   $      8.24     $     19.18     $     16.81      $      4.26      $     14.34       $     20.04
                        ===========     ===========     ===========      ===========      ===========       ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                        OPPENHEIMER
                         VARIABLE
                       ACCOUNT FUNDS        PIMCO             PIMCO           PIMCO           PIMCO            PIMCO
                      (SERVICE SHARES      VARIABLE         VARIABLE        VARIABLE         VARIABLE         VARIABLE
                          ("SS"))      INSURANCE TRUST   INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST
                        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                      --------------- ------------------ --------------- --------------- ---------------- ----------------
                                                                                            PIMCO VIT
                                                                                            COMMODITY        PIMCO VIT
                        OPPENHEIMER                                                         REALRETURN        EMERGING
                      SMALL-& MID-CAP    FOREIGN BOND                      PIMCOTOTAL        STRATEGY       MARKETS BOND
                        GROWTH (SS)   (US DOLLAR-HEDGED)  MONEY MARKET       RETURN      (ADVISOR SHARES) (ADVISOR SHARES)
                      --------------- ------------------ --------------- --------------- ---------------- ----------------
ASSETS
Investments, at fair
 value...............   $8,556,206          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
                        ----------          ------           -------         ------         ----------       ----------
    Total assets.....   $8,556,206          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
                        ==========          ======           =======         ======         ==========       ==========
NET ASSETS
Accumulation
 units...............   $8,544,578          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
Contracts in payout
 (annuitization)
 period..............       11,628              --                --             --                 --               --
                        ----------          ------           -------         ------         ----------       ----------
    Total net
     assets..........   $8,556,206          $1,456           $21,474         $1,223         $4,690,514       $1,989,431
                        ==========          ======           =======         ======         ==========       ==========
FUND SHARE
 INFORMATION
Number of shares.....      186,654             141            21,474            111            645,188          145,746
                        ==========          ======           =======         ======         ==========       ==========
Cost of
 investments.........   $7,872,882          $1,425           $21,474         $1,172         $6,086,057       $1,942,538
                        ==========          ======           =======         ======         ==========       ==========
ACCUMULATION
 UNIT FAIR
 VALUE
    Lowest...........   $    12.37          $14.72           $ 10.25         $15.97         $     9.30       $    13.07
                        ==========          ======           =======         ======         ==========       ==========
    Highest..........   $    14.10          $14.72           $ 10.25         $15.97         $    10.03       $    14.09
                        ==========          ======           =======         ======         ==========       ==========



                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                 PIMCO            PIMCO         PUTNAM       PUTNAM       PUTNAM      PUTNAM
                                VARIABLE         VARIABLE      VARIABLE     VARIABLE     VARIABLE    VARIABLE
                            INSURANCE TRUST  INSURANCE TRUST     TRUST        TRUST        TRUST       TRUST
                              SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            ---------------- ---------------- ----------- ------------- ----------- -----------
                               PIMCO VIT        PIMCO VIT     VT AMERICAN      VT           VT          VT
                               REALRETURN      TOTAL RETURN   GOVERNMENT     CAPITAL    DIVERSIFIED   EQUITY
                            (ADVISOR SHARES) (ADVISOR SHARES)   INCOME    OPPORTUNITIES   INCOME      INCOME
                            ---------------- ---------------- ----------- ------------- ----------- -----------
ASSETS
Investments, at fair value.    $7,910,151      $26,297,173    $32,176,127  $4,747,500   $32,796,312 $80,062,697
                               ----------      -----------    -----------  ----------   ----------- -----------
    Total assets...........    $7,910,151      $26,297,173    $32,176,127  $4,747,500   $32,796,312 $80,062,697
                               ==========      ===========    ===========  ==========   =========== ===========
NET ASSETS
Accumulation units.........    $7,910,151      $26,297,173    $31,781,201  $4,747,500   $32,659,120 $79,813,672
Contracts in payout
 (annuitization) period....            --               --        394,926          --       137,192     249,025
                               ----------      -----------    -----------  ----------   ----------- -----------
    Total net assets.......    $7,910,151      $26,297,173    $32,176,127  $4,747,500   $32,796,312 $80,062,697
                               ==========      ===========    ===========  ==========   =========== ===========
FUND SHARE
 INFORMATION
Number of shares...........       567,036        2,386,313      2,710,710     308,480     4,766,906   5,943,779
                               ==========      ===========    ===========  ==========   =========== ===========
Cost of investments........    $7,163,406      $25,545,814    $31,673,330  $4,439,268   $38,141,306 $60,478,823
                               ==========      ===========    ===========  ==========   =========== ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................    $    12.91      $     13.01    $      9.39  $    13.62   $     12.09 $      8.38
                               ==========      ===========    ===========  ==========   =========== ===========
    Highest................    $    13.91      $     14.03    $     19.09  $    18.94   $     17.76 $     16.52
                               ==========      ===========    ===========  ==========   =========== ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                             PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                         VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                          SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                         -------------- -------------- -------------- -------------- -------------- --------------
                           VT GEORGE          VT             VT
                             PUTNAM      GLOBAL ASSET      GLOBAL       VT GLOBAL      VT GLOBAL    VT GROWTH AND
                            BALANCED      ALLOCATION       EQUITY      HEALTH CARE     UTILITIES        INCOME
                         -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value..................  $63,362,955    $26,312,825    $16,534,124    $23,901,653    $14,106,883    $141,860,605
                          -----------    -----------    -----------    -----------    -----------    ------------
    Total assets........  $63,362,955    $26,312,825    $16,534,124    $23,901,653    $14,106,883    $141,860,605
                          ===========    ===========    ===========    ===========    ===========    ============
NET ASSETS
Accumulation units......  $63,144,624    $26,286,462    $16,493,350    $23,893,697    $14,101,256    $141,515,595
Contracts in payout
 (annuitization) period.      218,331         26,363         40,774          7,956          5,627         345,010
                          -----------    -----------    -----------    -----------    -----------    ------------
    Total net assets....  $63,362,955    $26,312,825    $16,534,124    $23,901,653    $14,106,883    $141,860,605
                          ===========    ===========    ===========    ===========    ===========    ============
FUND SHARE
 INFORMATION
Number of shares........    8,776,033      1,853,016      1,637,042      2,044,624      1,177,536       9,271,935
                          ===========    ===========    ===========    ===========    ===========    ============
Cost of investments.....  $85,469,924    $26,537,400    $24,132,946    $23,878,746    $16,511,104    $195,118,882
                          ===========    ===========    ===========    ===========    ===========    ============
ACCUMULATION
 UNIT FAIR VALUE
    Lowest..............  $      9.58    $     10.41    $      4.88    $      9.44    $      9.39    $       8.58
                          ===========    ===========    ===========    ===========    ===========    ============
    Highest.............  $     11.84    $     15.74    $     11.08    $     13.44    $     18.44    $      13.54
                          ===========    ===========    ===========    ===========    ===========    ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                  VT                                           VT             VT             VT
                                GROWTH           VT             VT       INTERNATIONAL  INTERNATIONAL  INTERNATIONAL
                            OPPORTUNITIES    HIGH YIELD       INCOME         EQUITY         GROWTH         VALUE
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $ 9,500,645    $45,504,053    $102,953,933   $ 93,328,619   $14,000,296    $15,942,745
                             -----------    -----------    ------------   ------------   -----------    -----------
    Total assets...........  $ 9,500,645    $45,504,053    $102,953,933   $ 93,328,619   $14,000,296    $15,942,745
                             ===========    ===========    ============   ============   ===========    ===========
NET ASSETS
Accumulation units.........  $ 9,483,185    $45,390,825    $102,374,394   $ 93,057,915   $13,959,299    $15,918,343
Contracts in payout
 (annuitization) period....       17,460        113,228         579,539        270,704        40,997         24,402
                             -----------    -----------    ------------   ------------   -----------    -----------
    Total net assets.......  $ 9,500,645    $45,504,053    $102,953,933   $ 93,328,619   $14,000,296    $15,942,745
                             ===========    ===========    ============   ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,765,919      6,936,594       8,921,485      9,834,417     1,010,852      2,025,762
                             ===========    ===========    ============   ============   ===========    ===========
Cost of investments........  $10,510,679    $47,391,933    $106,462,267   $144,585,800   $14,918,695    $25,943,846
                             ===========    ===========    ============   ============   ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      4.09    $     12.62    $      12.44   $       6.73   $      5.16    $      8.75
                             ===========    ===========    ============   ============   ===========    ===========
    Highest................  $     12.27    $     20.19    $      17.81   $      13.98   $     11.02    $     13.15
                             ===========    ===========    ============   ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                                                 VT             VT
                                               MONEY        MULTI-CAP     VT MULTI-CAP                  VT SMALL CAP
                             VT INVESTORS      MARKET         GROWTH         VALUE       VT RESEARCH       VALUE
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.  $53,722,135    $92,775,460    $76,544,264     $6,219,673    $25,745,980    $43,848,516
                             -----------    -----------    -----------     ----------    -----------    -----------
    Total assets...........  $53,722,135    $92,775,460    $76,544,264     $6,219,673    $25,745,980    $43,848,516
                             ===========    ===========    ===========     ==========    ===========    ===========
NET ASSETS
Accumulation units.........  $53,539,139    $92,261,206    $76,429,668     $6,218,386    $25,679,645    $43,815,524
Contracts in payout
 (annuitization) period....      182,996        514,254        114,596          1,287         66,335         32,992
                             -----------    -----------    -----------     ----------    -----------    -----------
    Total net assets.......  $53,722,135    $92,775,460    $76,544,264     $6,219,673    $25,745,980    $43,848,516
                             ===========    ===========    ===========     ==========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    5,366,847     92,775,460      3,972,198        510,227      2,180,015      3,354,898
                             ===========    ===========    ===========     ==========    ===========    ===========
Cost of investments........  $59,958,085    $92,775,460    $85,645,222     $6,920,941    $26,158,539    $51,019,327
                             ===========    ===========    ===========     ==========    ===========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $      5.72    $      9.11    $      4.43     $    12.53    $      7.06    $     11.81
                             ===========    ===========    ===========     ==========    ===========    ===========
    Highest................  $     14.06    $     11.86    $     15.66     $    17.11    $     14.05    $     23.29
                             ===========    ===========    ===========     ==========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                       THE UNIVERSAL THE UNIVERSAL     THE UNIVERSAL     THE UNIVERSAL THE UNIVERSAL
                            PUTNAM     INSTITUTIONAL INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL INSTITUTIONAL
                        VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.       FUNDS, INC.       FUNDS, INC.   FUNDS, INC.
                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT
                        -------------- ------------- -------------- -------------------- ------------- --------------
                                        VAN KAMPEN                       VAN KAMPEN
                                         UIF CORE      VAN KAMPEN        UIF GLOBAL
                                        PLUS FIXED    UIF EMERGING     TACTICAL ASSET     VAN KAMPEN   VAN KAMPEN UIF
                          VT VOYAGER      INCOME     MARKETS EQUITY ALLOCATION PORTFOLIO  UIF GROWTH   MID CAP GROWTH
                        -------------- ------------- -------------- -------------------- ------------- --------------
ASSETS
Investments, at fair
 value.................  $107,441,299   $  993,771    $28,314,061       $12,723,495       $24,622,358   $17,982,584
                         ------------   ----------    -----------       -----------       -----------   -----------
    Total assets.......  $107,441,299   $  993,771    $28,314,061       $12,723,495       $24,622,358   $17,982,584
                         ============   ==========    ===========       ===========       ===========   ===========
NET ASSETS
Accumulation units.....  $107,199,724   $  993,771    $28,212,230       $12,675,166       $24,566,923   $17,933,550
Contracts in payout
 (annuitization)
 period................       241,575           --        101,831            48,329            55,435        49,034
                         ------------   ----------    -----------       -----------       -----------   -----------
    Total net assets...  $107,441,299   $  993,771    $28,314,061       $12,723,495       $24,622,358   $17,982,584
                         ============   ==========    ===========       ===========       ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.......     3,382,912       97,524      2,259,702         1,484,655         1,224,993     1,602,726
                         ============   ==========    ===========       ===========       ===========   ===========
Cost of investments....  $123,184,060   $1,026,490    $29,909,791       $16,161,036       $18,864,749   $15,901,231
                         ============   ==========    ===========       ===========       ===========   ===========
ACCUMULATION
 UNIT FAIR VALUE
    Lowest.............  $       5.72   $    11.98    $     15.08       $      8.80       $      8.08   $     16.74
                         ============   ==========    ===========       ===========       ===========   ===========
    Highest............  $      14.22   $    15.56    $     26.11       $     12.78       $     15.09   $     20.73
                         ============   ==========    ===========       ===========       ===========   ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                          THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                            THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                            INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                             FUNDS, INC.   (CLASS II)     (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                             SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- -------------- ------------- ------------- -------------
                                           VAN KAMPEN     VAN KAMPEN    VAN KAMPEN                  VAN KAMPEN
                             VAN KAMPEN   UIF EMERGING   UIF EMERGING   UIF GLOBAL    VAN KAMPEN    UIF MID CAP
                              UIF U.S.    MARKETS DEBT  MARKETS EQUITY   FRANCHISE    UIF GROWTH      GROWTH
                             REAL ESTATE   (CLASS II)     (CLASS II)    (CLASS II)    (CLASS II)    (CLASS II)
                            ------------- ------------- -------------- ------------- ------------- -------------
ASSETS
Investments, at fair value.  $21,863,092   $17,194,559   $12,492,122    $56,372,108   $7,708,424    $26,252,269
                             -----------   -----------   -----------    -----------   ----------    -----------
    Total assets...........  $21,863,092   $17,194,559   $12,492,122    $56,372,108   $7,708,424    $26,252,269
                             ===========   ===========   ===========    ===========   ==========    ===========
NET ASSETS
Accumulation units.........  $21,785,440   $17,119,486   $12,492,122    $55,993,234   $7,691,261    $26,229,785
Contracts in payout
 (annuitization) period....       77,652        75,073            --        378,874       17,163         22,484
                             -----------   -----------   -----------    -----------   ----------    -----------
    Total net assets.......  $21,863,092   $17,194,559   $12,492,122    $56,372,108   $7,708,424    $26,252,269
                             ===========   ===========   ===========    ===========   ==========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,611,134     2,081,666       999,370      3,572,377      389,905      2,360,816
                             ===========   ===========   ===========    ===========   ==========    ===========
Cost of investments........  $22,782,625   $16,967,249   $13,992,725    $51,918,434   $5,536,837    $24,742,488
                             ===========   ===========   ===========    ===========   ==========    ===========
ACCUMULATION UNIT
 FAIR VALUE
    Lowest.................  $     20.14   $     17.17   $     27.18    $     15.51   $    12.77    $     10.73
                             ===========   ===========   ===========    ===========   ==========    ===========
    Highest................  $     35.59   $     23.76   $     30.49    $     21.30   $    16.45    $     23.16
                             ===========   ===========   ===========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                THE UNIVERSAL  THE UNIVERSAL
                                                INSTITUTIONAL  INSTITUTIONAL
                                                 FUNDS, INC.    FUNDS, INC.
                                                  (CLASS II)    (CLASS II)
                                                 SUB-ACCOUNT    SUB-ACCOUNT
                                                -------------- -------------
                                                VAN KAMPEN UIF  VAN KAMPEN
                                                SMALL COMPANY    UIF U.S.
                                                    GROWTH      REAL ESTATE
                                                  (CLASS II)    (CLASS II)
                                                -------------- -------------
    ASSETS
    Investments, at fair value.................  $11,112,338    $45,526,129
                                                 -----------    -----------
        Total assets...........................  $11,112,338    $45,526,129
                                                 ===========    ===========
    NET ASSETS
    Accumulation units.........................  $11,066,804    $45,345,911
    Contracts in payout (annuitization) period.       45,534        180,218
                                                 -----------    -----------
        Total net assets.......................  $11,112,338    $45,526,129
                                                 ===========    ===========
    FUND SHARE INFORMATION
    Number of shares...........................      750,327      3,372,306
                                                 ===========    ===========
    Cost of investments........................  $10,692,558    $48,621,618
                                                 ===========    ===========
    ACCUMULATION UNIT FAIR VALUE
        Lowest.................................  $     16.93    $     20.25
                                                 ===========    ===========
        Highest................................  $     19.16    $     25.94
                                                 ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                            SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                             TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                          ----------- ----------- ----------- ----------- ----------- -----------
                                              AST                     AST
                                           ACADEMIC                AMERICAN       AST                     AST
                                          STRATEGIES      AST       CENTURY    BALANCED       AST        BOND
                                             ASSET     ADVANCED    INCOME &      ASSET     BLACKROCK   PORTFOLIO
                                          ALLOCATION  STRATEGIES    GROWTH    ALLOCATION   VALUE (A)     2018
                                          ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................ $   45,938   $  24,085    $   38    $   58,126    $  117     $  4,420
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (116,734)    (36,208)      (56)     (120,496)     (194)     (12,639)
    Administrative expense...............    (11,215)     (3,658)       (7)      (13,969)      (24)      (1,345)
                                          ----------   ---------    ------    ----------    ------     --------
    Net investment income (loss).........    (82,011)    (15,781)      (25)      (76,339)     (101)      (9,564)
                                          ----------   ---------    ------    ----------    ------     --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................  2,593,398     911,943     6,274     3,750,170     2,738      368,912
    Cost of investments sold.............  2,459,338     796,629     6,193     3,256,131     3,109      350,229
                                          ----------   ---------    ------    ----------    ------     --------
       Realized gains (losses) on
        fund shares......................    134,060     115,314        81       494,039      (371)      18,683
Realized gain distributions..............         --          --        --            --        --      100,798
                                          ----------   ---------    ------    ----------    ------     --------
    Net realized gains (losses)..........    134,060     115,314        81       494,039      (371)     119,481
Change in unrealized gains (losses)......   (471,301)   (170,957)     (184)     (788,216)      191      (10,769)
                                          ----------   ---------    ------    ----------    ------     --------
    Net realized and unrealized gains
     (losses) on investments.............   (337,241)    (55,643)     (103)     (294,177)     (180)     108,712
                                          ----------   ---------    ------    ----------    ------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS.................. $ (419,252)  $ (71,424)   $ (128)   $ (370,516)   $ (281)    $ 99,148
                                          ==========   =========    ======    ==========    ======     ========

--------
(a)Previously known as AST DeAm Large-Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                                                  AST         AST
                                                  AST         AST         AST         AST       CAPITAL       CLS
                                                 BOND        BOND        BOND        BOND       GROWTH      GROWTH
                                               PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET       ASSET
                                                 2019        2020        2021      2022 (B)   ALLOCATION  ALLOCATION
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $  3,355   $    5,507   $    549    $     --   $   30,567   $    748
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (6,607)      (6,574)    (6,619)     (1,999)     (94,204)    (3,129)
    Administrative expense...................      (604)        (624)      (677)       (207)      (9,398)      (450)
                                               --------   ----------   --------    --------   ----------   --------
    Net investment income (loss).............    (3,856)      (1,691)    (6,747)     (2,206)     (73,035)    (2,831)
                                               --------   ----------   --------    --------   ----------   --------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   220,047    1,054,982    912,834     177,361    2,853,914    127,435
    Cost of investments sold.................   223,980    1,058,234    863,724     174,676    2,697,319    111,921
                                               --------   ----------   --------    --------   ----------   --------
       Realized gains (losses) on fund
        shares...............................    (3,933)      (3,252)    49,110       2,685      156,595     15,514
Realized gain distributions..................    69,832       68,618         --          --           --      2,591
                                               --------   ----------   --------    --------   ----------   --------
    Net realized gains (losses)..............    65,899       65,366     49,110       2,685      156,595     18,105
Change in unrealized gains (losses)..........   (10,250)         677     39,914      21,651     (462,239)   (28,502)
                                               --------   ----------   --------    --------   ----------   --------
    Net realized and unrealized gains
     (losses) on investments.................    55,649       66,043     89,024      24,336     (305,644)   (10,397)
                                               --------   ----------   --------    --------   ----------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ 51,793   $   64,352   $ 82,277    $ 22,130   $ (378,679)  $(13,228)
                                               ========   ==========   ========    ========   ==========   ========

--------
(b)For the period beginning January 3, 2011 and ended December 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED     ADVANCED
                                            SERIES      SERIES      SERIES        SERIES       SERIES       SERIES
                                             TRUST       TRUST       TRUST        TRUST         TRUST       TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                          ----------- ----------- ----------- -------------- ----------- ------------
                                              AST                                                            AST
                                              CLS         AST         AST         AST FI         AST     FIRST TRUST
                                           MODERATE     COHEN &    FEDERATED    PYRAMIS(R)   FIRST TRUST   CAPITAL
                                             ASSET      STEERS    AGGRESSIVE      ASSET       BALANCED   APPRECIATION
                                          ALLOCATION    REALTY      GROWTH    ALLOCATION (C)   TARGET       TARGET
                                          ----------- ----------- ----------- -------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   6,644    $  276      $    66      $    439    $   47,097  $   145,713
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (24,725)     (593)        (210)       (2,898)      (41,233)    (201,405)
    Administrative expense...............     (2,632)      (63)         (25)         (322)       (4,242)     (19,298)
                                           ---------    ------      -------      --------    ----------  -----------
    Net investment income (loss).........    (20,713)     (380)        (169)       (2,781)        1,622      (74,990)
                                           ---------    ------      -------      --------    ----------  -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    395,974     1,610        3,198       136,811     1,602,408    9,669,188
    Cost of investments sold.............    343,212     1,770        3,349       123,831     1,462,298    9,405,089
                                           ---------    ------      -------      --------    ----------  -----------
       Realized gains (losses) on
        fund shares......................     52,762      (160)        (151)       12,980       140,110      264,099
Realized gain distributions..............     26,632        --           --         7,572            --           --
                                           ---------    ------      -------      --------    ----------  -----------
    Net realized gains (losses)..........     79,394      (160)        (151)       20,552       140,110      264,099
Change in unrealized gains (losses)......   (132,101)    2,543       (3,230)      (34,121)     (272,461)  (1,572,745)
                                           ---------    ------      -------      --------    ----------  -----------
    Net realized and unrealized gains
     (losses) on investments.............    (52,707)    2,383       (3,381)      (13,569)     (132,351)  (1,308,646)
                                           ---------    ------      -------      --------    ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................  $ (73,420)   $2,003      $(3,550)     $(16,350)   $ (130,729) $(1,383,636)
                                           =========    ======      =======      ========    ==========  ===========

--------
(c)Previously known as AST Niemann Capital Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ----------- ----------- ----------- -----------
                                                              AST          AST         AST         AST
                                                            GOLDMAN      GOLDMAN     GOLDMAN     GOLDMAN
                                                  AST        SACHS        SACHS       SACHS       SACHS
                                                GLOBAL    CONCENTRATED  LARGE-CAP    MID-CAP    SMALL-CAP      AST
                                              REAL ESTATE    GROWTH     VALUE (D)    GROWTH       VALUE    HIGH YIELD
                                              ----------- ------------ ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................    $  51      $    76      $   163     $    --     $    62     $ 2,103
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      (34)        (592)        (216)       (578)        (94)       (391)
    Administrative expense...................       (4)         (80)         (25)        (73)        (11)        (54)
                                                 -----      -------      -------     -------     -------     -------
    Net investment income (loss).............       13         (596)         (78)       (651)        (43)      1,658
                                                 -----      -------      -------     -------     -------     -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................      900          937          253         805       9,497      56,720
    Cost of investments sold.................      860          798          332         793      10,771      52,485
                                                 -----      -------      -------     -------     -------     -------
       Realized gains (losses) on fund
        shares...............................       40          139          (79)         12      (1,274)      4,235
Realized gain distributions..................       --           --           --       2,518          --          --
                                                 -----      -------      -------     -------     -------     -------
    Net realized gains (losses)..............       40          139          (79)      2,530      (1,274)      4,235
Change in unrealized gains (losses)..........     (272)      (2,419)      (1,009)     (3,992)         27      (4,548)
                                                 -----      -------      -------     -------     -------     -------
    Net realized and unrealized gains
     (losses) on investments.................     (232)      (2,280)      (1,088)     (1,462)     (1,247)       (313)
                                                 -----      -------      -------     -------     -------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................    $(219)     $(2,876)     $(1,166)    $(2,113)    $(1,290)    $ 1,345
                                                 =====      =======      =======     =======     =======     =======

--------
(d)Previously known as AST AllianceBernstein Growth & Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED    ADVANCED     ADVANCED      ADVANCED     ADVANCED      ADVANCED
                                            SERIES      SERIES       SERIES        SERIES       SERIES        SERIES
                                             TRUST       TRUST        TRUST         TRUST        TRUST         TRUST
                                          SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ----------- ------------- ------------- -----------  -------------
                                              AST         AST
                                            HORIZON     HORIZON                                   AST           AST
                                            GROWTH     MODERATE        AST           AST      INVESTMENT     JPMORGAN
                                             ASSET       ASSET    INTERNATIONAL INTERNATIONAL    GRADE     INTERNATIONAL
                                          ALLOCATION  ALLOCATION     GROWTH         VALUE        BOND         EQUITY
                                          ----------- ----------- ------------- ------------- -----------  -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    444    $  2,500      $   320      $    974    $   178,477     $   604
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........    (1,819)     (6,561)        (559)         (837)       (60,645)       (688)
    Administrative expense...............      (213)       (783)         (77)         (110)        (6,836)        (74)
                                           --------    --------      -------      --------    -----------     -------
    Net investment income (loss).........    (1,588)     (4,844)        (316)           27        110,996        (158)
                                           --------    --------      -------      --------    -----------     -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    57,967     203,361        6,935         3,890     10,645,603         768
    Cost of investments sold.............    53,475     187,759        7,423         4,688     11,189,744         803
                                           --------    --------      -------      --------    -----------     -------
       Realized gains (losses) on
        fund shares......................     4,492      15,602         (488)         (798)      (544,141)        (35)
Realized gain distributions..............     5,712      25,592           --            --        799,543          --
                                           --------    --------      -------      --------    -----------     -------
    Net realized gains (losses)..........    10,204      41,194         (488)         (798)       255,402         (35)
Change in unrealized gains (losses)......   (14,329)    (53,927)      (6,920)       (9,316)       (37,663)     (5,098)
                                           --------    --------      -------      --------    -----------     -------
    Net realized and unrealized gains
     (losses) on investments.............    (4,125)    (12,733)      (7,408)      (10,114)       217,739      (5,133)
                                           --------    --------      -------      --------    -----------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ (5,713)   $(17,577)     $(7,724)     $(10,087)   $   328,735     $(5,291)
                                           ========    ========      =======      ========    ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          ADVANCED       ADVANCED      ADVANCED      ADVANCED    ADVANCED    ADVANCED
                                           SERIES         SERIES        SERIES        SERIES      SERIES      SERIES
                                            TRUST          TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------------- ----------- --------------- ----------- ----------- -----------
                                             AST                                        AST
                                          JPMORGAN          AST     AST LORD ABBETT   MARSICO       AST         AST
                                          STRATEGIC      LARGE-CAP    CORE FIXED      CAPITAL   MFS GLOBAL      MFS
                                      OPPORTUNITIES (E)    VALUE      INCOME (F)      GROWTH      EQUITY      GROWTH
                                      ----------------- ----------- --------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   32,450        $  7         $  885        $   211     $   186     $   51
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (51,945)         (6)          (543)        (1,063)       (443)      (149)
    Administrative expense...........        (5,360)         (1)           (76)          (115)        (61)       (22)
                                         ----------        ----         ------        -------     -------     ------
    Net investment income
     (loss)..........................       (24,855)         --            266           (967)       (318)      (120)
                                         ----------        ----         ------        -------     -------     ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,491,563           8          6,414          1,827         514      1,643
    Cost of investments sold.........     1,380,059          11          5,962          1,809         562      1,452
                                         ----------        ----         ------        -------     -------     ------
       Realized gains (losses)
        on fund shares...............       111,504          (3)           452             18         (48)       191
Realized gain distributions..........            --          --             --             --          --         --
                                         ----------        ----         ------        -------     -------     ------
    Net realized gains (losses)......       111,504          (3)           452             18         (48)       191
Change in unrealized gains
 (losses)............................      (173,366)        (28)         3,635           (900)     (1,407)      (289)
                                         ----------        ----         ------        -------     -------     ------
    Net realized and unrealized
     gains (losses) on
     investments.....................       (61,862)        (31)         4,087           (882)     (1,455)       (98)
                                         ----------        ----         ------        -------     -------     ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  (86,717)       $(31)        $4,353        $(1,849)    $(1,773)    $ (218)
                                         ==========        ====         ======        =======     =======     ======

--------
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ----------- ----------- ----------- ----------- -----------
                                                                          AST
                                                                       NEUBERGER      AST         AST         AST
                                                                        BERMAN/    NEUBERGER   NEUBERGER  PARAMETRIC
                                                  AST         AST         LSV       BERMAN      BERMAN     EMERGING
                                                MID-CAP      MONEY      MID-CAP     MID-CAP    SMALL-CAP    MARKETS
                                                 VALUE      MARKET       VALUE      GROWTH    GROWTH (G)    EQUITY
                                              ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $   236    $     116    $   315     $   --      $   --      $   258
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............      (513)      (6,769)      (430)      (354)        (32)        (407)
    Administrative expense...................       (58)        (865)       (55)       (50)         (4)         (46)
                                                -------    ---------    -------     ------      ------      -------
    Net investment income (loss).............      (335)      (7,518)      (170)      (404)        (36)        (195)
                                                -------    ---------    -------     ------      ------      -------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................       586      438,600      5,194      3,541       8,828       19,038
    Cost of investments sold.................       462      438,600      5,019      3,132       6,973       19,424
                                                -------    ---------    -------     ------      ------      -------
       Realized gains (losses) on fund
        shares...............................       124           --        175        409       1,855         (386)
Realized gain distributions..................        --           --         --         --          --           --
                                                -------    ---------    -------     ------      ------      -------
    Net realized gains (losses)..............       124           --        175        409       1,855         (386)
Change in unrealized gains (losses)..........    (1,701)          --     (1,376)        99        (883)      (6,898)
                                                -------    ---------    -------     ------      ------      -------
    Net realized and unrealized gains
     (losses) on investments.................    (1,577)          --     (1,201)       508         972       (7,284)
                                                -------    ---------    -------     ------      ------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $(1,912)   $ (7,518)    $(1,371)    $  104      $  936      $(7,479)
                                                =======    =========    =======     ======      ======      =======

--------
(g)For the period beginning January 03, 2011 and ended May 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                               ADVANCED     ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                                SERIES       SERIES       SERIES      SERIES      SERIES      SERIES
                                                 TRUST       TRUST        TRUST        TRUST       TRUST       TRUST
                                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                              ----------- ------------ ------------ ----------- ----------- -----------
                                                  AST                                               AST
                                                 PIMCO        AST          AST          AST      SCHRODERS
                                                LIMITED      PIMCO     PRESERVATION   QMA US    MULTI-ASSET     AST
                                               MATURITY   TOTAL RETURN    ASSET       EQUITY       WORLD     SMALL-CAP
                                                 BOND         BOND      ALLOCATION     ALPHA    STRATEGIES    GROWTH
                                              ----------- ------------ ------------ ----------- ----------- -----------
NET INVESTMENT INCOME (LOSS)
Dividends....................................   $ 1,004     $ 7,176     $   74,063    $  195     $  14,104    $   --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (1,229)     (6,624)      (118,687)     (319)      (11,835)      (32)
    Administrative expense...................      (165)       (616)       (12,547)      (43)       (1,211)       (4)
                                                -------     -------     ----------    ------     ---------    ------
    Net investment income (loss).............      (390)        (64)       (57,171)     (167)        1,058       (36)
                                                -------     -------     ----------    ------     ---------    ------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................     8,459      12,496      2,127,838     3,574       545,868     1,181
    Cost of investments sold.................     8,891      12,200      1,870,076     3,226       510,883     1,080
                                                -------     -------     ----------    ------     ---------    ------
       Realized gains (losses) on fund
        shares...............................      (432)        296        257,762       348        34,985       101
Realized gain distributions..................     1,841      13,942             --        --         8,163        --
                                                -------     -------     ----------    ------     ---------    ------
    Net realized gains (losses)..............     1,409      14,238        257,762       348        43,148       101
Change in unrealized gains (losses)..........        75      (8,584)      (242,045)      327      (109,998)     (171)
                                                -------     -------     ----------    ------     ---------    ------
    Net realized and unrealized gains
     (losses) on investments.................     1,484       5,654         15,717       675       (66,850)      (70)
                                                -------     -------     ----------    ------     ---------    ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................   $ 1,094     $ 5,590     $  (41,454)   $  508     $ (65,792)   $ (106)
                                                =======     =======     ==========    ======     =========    ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           ADVANCED     ADVANCED      ADVANCED      ADVANCED      ADVANCED      ADVANCED
                                            SERIES       SERIES        SERIES        SERIES        SERIES        SERIES
                                             TRUST        TRUST         TRUST         TRUST         TRUST         TRUST
                                          SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ----------- ------------- ------------- ------------- ------------- -------------
                                                           AST           AST                         AST           AST
                                              AST     T. ROWE PRICE T. ROWE PRICE      AST      T. ROWE PRICE T. ROWE PRICE
                                           SMALL-CAP      ASSET        EQUITY     T. ROWE PRICE   LARGE-CAP      NATURAL
                                             VALUE     ALLOCATION    INCOME (H)    GLOBAL BOND     GROWTH       RESOURCES
                                          ----------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $   178    $   61,643      $   475       $ 2,496       $    --      $    647
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........      (386)      (85,956)        (723)       (1,192)         (391)       (1,582)
    Administrative expense...............       (48)       (8,598)         (69)         (145)          (49)         (186)
                                            -------    ----------      -------       -------       -------      --------
    Net investment income (loss).........      (256)      (32,911)        (317)        1,159          (440)       (1,121)
                                            -------    ----------      -------       -------       -------      --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................     2,490     2,195,658        2,056         4,183         1,651        21,548
    Cost of investments sold.............     1,994     2,013,570        2,366         4,198         1,427        22,694
                                            -------    ----------      -------       -------       -------      --------
       Realized gains (losses) on
        fund shares......................       496       182,088         (310)          (15)          224        (1,146)
Realized gain distributions..............        --            --           --           698            --            --
                                            -------    ----------      -------       -------       -------      --------
    Net realized gains (losses)..........       496       182,088         (310)          683           224        (1,146)
Change in unrealized gains (losses)......    (2,629)     (212,025)        (882)          707          (815)      (21,080)
                                            -------    ----------      -------       -------       -------      --------
    Net realized and unrealized gains
     (losses) on investments.............    (2,133)      (29,937)      (1,192)        1,390          (591)      (22,226)
                                            -------    ----------      -------       -------       -------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................   $(2,389)   $  (62,848)     $(1,509)      $ 2,549       $(1,031)     $(23,347)
                                            =======    ==========      =======       =======       =======      ========

--------
(h)Previously known as AST AllianceBernstein Core Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                          ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED        ADVANCED
                                           SERIES       SERIES      SERIES      SERIES      SERIES          SERIES
                                            TRUST       TRUST        TRUST       TRUST       TRUST           TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT     SUB-ACCOUNT
                                         ----------- ------------ ----------- ----------- ----------- -------------------
                                             AST       FRANKLIN
                                         WELLINGTON   TEMPLETON                             PROFUND
                                         MANAGEMENT  VIP FOUNDING   PROFUND     PROFUND       VP            PROFUND
                                           HEDGED       FUNDS         VP          VP        MID-CAP           VP
                                         EQUITY (I)   ALLOCATION  FINANCIALS  HEALTH CARE    VALUE    TELE-COMMUNICATIONS
                                         ----------- ------------ ----------- ----------- ----------- -------------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   342    $      510     $  --       $  8        $   7           $ 78
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (1,571)      (38,296)      (30)       (34)         (57)           (33)
    Administrative expense..............      (168)       (4,537)       (3)        (4)          (7)            (4)
                                           -------    ----------     -----       ----        -----           ----
    Net investment income
     (loss).............................    (1,397)      (42,323)      (33)       (30)         (57)            41
                                           -------    ----------     -----       ----        -----           ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    14,921     1,806,193        34         38           73             37
    Cost of investments sold............    13,788     1,632,408        37         36           39             36
                                           -------    ----------     -----       ----        -----           ----
       Realized gains (losses) on
        fund shares.....................     1,133       173,785        (3)         2           34              1
Realized gain distributions.............        --            --        --         --           --             --
                                           -------    ----------     -----       ----        -----           ----
    Net realized gains (losses).........     1,133       173,785        (3)         2           34              1
Change in unrealized gains
 (losses)...............................    (5,653)     (312,220)     (358)       226         (208)             1
                                           -------    ----------     -----       ----        -----           ----
    Net realized and unrealized
     gains (losses) on
     investments........................    (4,520)     (138,435)     (361)       228         (174)             2
                                           -------    ----------     -----       ----        -----           ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $(5,917)   $ (180,758)    $(394)      $198        $(231)          $ 43
                                           =======    ==========     =====       ====        =====           ====

--------
(i)Previously known as AST Aggressive Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                      ALLIANCE     ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                                      BERNSTEIN    BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN
                                          ADVANCED    VARIABLE     VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                           SERIES      PRODUCT      PRODUCT       PRODUCT       PRODUCT       PRODUCT
                                            TRUST    SERIES FUND  SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ----------- ----------- ------------- ------------- ------------- -------------
                                                                   ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                           PROFUND    ALLIANCE   BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS
                                             VP       BERNSTEIN    GROWTH &    INTERNATIONAL   LARGE CAP     SMALL/MID
                                          UTILITIES  VPS GROWTH     INCOME         VALUE        GROWTH       CAP VALUE
                                         ----------- ----------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $1,158    $       --   $   760,796   $   693,580   $    16,523   $    60,384
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (624)     (374,065)   (1,052,872)     (266,551)     (293,096)     (335,014)
    Administrative expense..............      (70)      (37,963)      (83,684)      (34,781)      (23,820)      (43,435)
                                           ------    ----------   -----------   -----------   -----------   -----------
    Net investment income
     (loss).............................      464      (412,028)     (375,760)      392,248      (300,393)     (318,065)
                                           ------    ----------   -----------   -----------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    1,791     5,969,167    18,026,258     4,139,099     3,826,382     5,652,972
    Cost of investments sold............    1,498     5,174,378    21,281,059     5,213,672     3,311,674     5,238,456
                                           ------    ----------   -----------   -----------   -----------   -----------
       Realized gains (losses) on
        fund shares.....................      293       794,789    (3,254,801)   (1,074,573)      514,708       414,516
Realized gain distributions.............       --            --            --            --            --            --
                                           ------    ----------   -----------   -----------   -----------   -----------
    Net realized gains (losses).........      293       794,789    (3,254,801)   (1,074,573)      514,708       414,516
Change in unrealized gains
 (losses)...............................    6,158      (444,175)    6,661,474    (3,045,290)   (1,035,026)   (2,382,958)
                                           ------    ----------   -----------   -----------   -----------   -----------
    Net realized and unrealized
     gains (losses) on
     investments........................    6,451       350,614     3,406,673    (4,119,863)     (520,318)   (1,968,442)
                                           ------    ----------   -----------   -----------   -----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $6,915    $  (61,414)  $ 3,030,913   $(3,727,615)  $  (820,711)  $(2,286,507)
                                           ======    ==========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                           ALLIANCE                                        DREYFUS
                                           BERNSTEIN       AMERICAN         AMERICAN      SOCIALLY                   DREYFUS
                                           VARIABLE        CENTURY          CENTURY      RESPONSIBLE                VARIABLE
                                            PRODUCT        VARIABLE         VARIABLE       GROWTH    DREYFUS STOCK INVESTMENT
                                          SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC. FUND, INC.   INDEX FUND      FUND
                                          SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ---------------- ---------------- ----------- ------------- -----------
                                                                                           DREYFUS
                                           ALLIANCE        AMERICAN         AMERICAN      SOCIALLY
                                         BERNSTEIN VPS     CENTURY         CENTURY VP    RESPONSIBLE DREYFUS STOCK VIF GROWTH
                                             VALUE       VP BALANCED     INTERNATIONAL   GROWTH FUND  INDEX FUND    & INCOME
                                         ------------- ---------------- ---------------- ----------- ------------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  20,743        $ 205            $  66         $   164      $ 8,604      $ 1,346
Charges from Lincoln Benefit Life
 Company:...............................
    Mortality and expense risk..........     (25,831)        (146)             (65)           (223)      (6,234)      (1,482)
    Administrative expense..............      (3,311)         (11)              (4)            (16)        (473)        (110)
                                           ---------        -----            -----         -------      -------      -------
    Net investment income (loss)........      (8,399)          48               (3)            (75)       1,897         (246)
                                           ---------        -----            -----         -------      -------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     650,137          841               73           4,040       69,699       36,362
    Cost of investments sold............     786,070          892               65           2,522       67,251       38,801
                                           ---------        -----            -----         -------      -------      -------
       Realized gains (losses) on
        fund shares.....................    (135,933)         (51)               8           1,518        2,448       (2,439)
Realized gain distributions.............          --           --               --              --        3,169           --
                                           ---------        -----            -----         -------      -------      -------
    Net realized gains (losses).........    (135,933)         (51)               8           1,518        5,617       (2,439)
Change in unrealized gains
 (losses)...............................      56,699          395             (654)         (2,018)      (7,207)        (803)
                                           ---------        -----            -----         -------      -------      -------
    Net realized and unrealized
     gains (losses) on
     investments........................     (79,234)         344             (646)           (500)      (1,590)      (3,242)
                                           ---------        -----            -----         -------      -------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $ (87,633)       $ 392            $(649)        $  (575)     $   307      $(3,488)
                                           =========        =====            =====         =======      =======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                            DREYFUS        DWS         DWS         DWS         DWS           DWS
                                            VARIABLE    VARIABLE    VARIABLE    VARIABLE     VARIABLE     VARIABLE
                                           INVESTMENT  INVESTMENT  INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT
                                              FUND      SERIES I    SERIES I    SERIES I     SERIES I     SERIES I
                                          SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------ ----------- ----------- ----------- ------------ -------------
                                                                                   DWS
                                                                       DWS       GLOBAL
                                                                     CAPITAL    SMALL CAP      DWS           DWS
                                              VIF          DWS       GROWTH      GROWTH     GROWTH AND  INTERNATIONAL
                                          MONEY MARKET BOND VIP A     VIP A     VIP A (J)  INCOME VIP A     VIP A
                                          ------------ ----------- ----------- ----------- ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................   $     38    $ 34,071    $   8,193   $  17,332    $  4,843     $  6,214
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (8,959)     (1,856)      (4,626)     (4,814)     (1,750)      (1,513)
    Administrative expense...............       (677)     (1,387)      (3,296)     (3,340)     (1,246)      (1,028)
                                            --------    --------    ---------   ---------    --------     --------
    Net investment income (loss).........     (9,598)     30,828          271       9,178       1,847        3,673
                                            --------    --------    ---------   ---------    --------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    431,376     936,347      416,362     271,816     265,598       38,023
    Cost of investments sold.............    431,376     999,145      371,502     260,688     291,126       51,602
                                            --------    --------    ---------   ---------    --------     --------
       Realized gains (losses) on
        fund shares......................         --     (62,798)      44,860      11,128     (25,528)     (13,579)
Realized gain distributions..............         --          --           --          --          --           --
                                            --------    --------    ---------   ---------    --------     --------
    Net realized gains (losses)..........         --     (62,798)      44,860      11,128     (25,528)     (13,579)
Change in unrealized gains (losses)......         --      53,772     (102,810)   (151,443)     19,209      (51,919)
                                            --------    --------    ---------   ---------    --------     --------
    Net realized and unrealized gains
     (losses) on investments.............         --      (9,026)     (57,950)   (140,315)     (6,319)     (65,498)
                                            --------    --------    ---------   ---------    --------     --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................   $ (9,598)   $ 21,802    $ (57,679)  $(131,137)   $ (4,472)    $(61,825)
                                            ========    ========    =========   =========    ========     ========

--------
(j)Previously known as DWS Global Opportunities VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             DWS         DWS         DWS                      FIDELITY      FIDELITY
                                          VARIABLE    VARIABLE     VARIABLE     FEDERATED     VARIABLE      VARIABLE
                                         INVESTMENT  INVESTMENT   INVESTMENT    INSURANCE     INSURANCE     INSURANCE
                                          SERIES II   SERIES II   SERIES II      SERIES     PRODUCTS FUND PRODUCTS FUND
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ----------- ----------- ------------ ------------- ------------- -------------
                                                                     DWS
                                                         DWS        SMALL
                                             DWS        MONEY      MID CAP      FEDERATED
                                          BALANCED     MARKET       GROWTH        PRIME          VIP           VIP
                                          VIP A II    VIP A II   VIP A II (K) MONEY FUND II  CONTRAFUND   EQUITY-INCOME
                                         ----------- ----------- ------------ ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $ 21,322    $     30     $  1,796    $       --    $   52,584     $ 23,894
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........    (5,636)     (1,255)      (1,484)     (131,157)      (70,662)     (13,006)
    Administrative expense..............    (4,041)       (868)      (1,048)       (9,972)       (5,671)      (1,021)
                                          --------    --------     --------    ----------    ----------     --------
    Net investment income
     (loss).............................    11,645      (2,093)        (736)     (141,129)      (23,749)       9,867
                                          --------    --------     --------    ----------    ----------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................   242,504     554,641      329,717     2,988,390     1,887,223      201,983
    Cost of investments sold............   236,318     554,641      305,839     2,988,390     1,875,745      228,784
                                          --------    --------     --------    ----------    ----------     --------
       Realized gains (losses) on
        fund shares.....................     6,186          --       23,878            --        11,478      (26,801)
Realized gain distributions.............        --          --           --            --            --           --
                                          --------    --------     --------    ----------    ----------     --------
    Net realized gains (losses).........     6,186          --       23,878            --        11,478      (26,801)
Change in unrealized gains
 (losses)...............................   (44,163)         --      (33,303)           --      (141,592)      12,210
                                          --------    --------     --------    ----------    ----------     --------
    Net realized and unrealized
     gains (losses) on
     investments........................   (37,977)         --       (9,425)           --      (130,114)     (14,591)
                                          --------    --------     --------    ----------    ----------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $(26,332)   $ (2,093)    $(10,161)   $ (141,129)   $ (153,863)    $ (4,724)
                                          ========    ========     ========    ==========    ==========     ========

--------
(k)Previously known as DWS Small Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY    FIDELITY VARIABLE
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        INSURANCE
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     PRODUCTS FUND
                                PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2)
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------- -----------------
                                                                               VIP                        VIP ASSET
                                                   VIP                     INVESTMENT        VIP       MANAGER GROWTH
                                 VIP GROWTH    HIGH INCOME  VIP INDEX 500  GRADE BOND     OVERSEAS    (SERVICE CLASS 2)
                                ------------- ------------- ------------- ------------- ------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $ 11,308      $ 70,543     $   80,970     $ 49,096      $  15,625       $    734
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................    (40,663)      (14,380)       (56,015)     (21,416)       (14,944)        (1,130)
    Administrative
     expense...................     (3,257)       (1,176)        (4,495)      (1,800)        (1,223)           (83)
                                  --------      --------     ----------     --------      ---------       --------
    Net investment income
     (loss)....................    (32,612)       54,987         20,460       25,880           (542)          (479)
                                  --------      --------     ----------     --------      ---------       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    745,093       454,662      1,372,649      706,346        396,434         50,800
    Cost of investments
     sold......................    711,715       477,368      1,279,220      680,639        414,277         43,346
                                  --------      --------     ----------     --------      ---------       --------
       Realized gains
        (losses) on fund
        shares.................     33,378       (22,706)        93,429       25,707        (17,843)         7,454
Realized gain distributions....     11,329            --        115,234       48,265          2,578            106
                                  --------      --------     ----------     --------      ---------       --------
    Net realized gains
     (losses)..................     44,707       (22,706)       208,663       73,972        (15,265)         7,560
Change in unrealized gains
 (losses)......................    (34,590)       (3,888)      (160,427)       5,275       (192,264)       (16,951)
                                  --------      --------     ----------     --------      ---------       --------
    Net realized and
     unrealized gains
     (losses) on
     investments...............     10,117       (26,594)        48,236       79,247       (207,529)        (9,391)
                                  --------      --------     ----------     --------      ---------       --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(22,495)     $ 28,393     $   68,696     $105,127      $(208,071)      $ (9,870)
                                  ========      ========     ==========     ========      =========       ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                  VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                  INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                              (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                 SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                              ----------------- ----------------- ----------------- ----------------- -----------------

                                                       VIP           VIP FREEDOM       VIP FREEDOM       VIP FREEDOM
                               VIP CONTRAFUND     EQUITY-INCOME    2010 PORTFOLIO    2020 PORTFOLIO    2030 PORTFOLIO
                              (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $   495,173        $ 16,619         $  165,453        $  123,724        $   42,129
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................       (968,396)        (11,801)          (127,011)         (101,112)          (38,647)
    Administrative
     expense.................       (131,491)           (803)           (16,945)          (13,378)           (5,325)
                                 -----------        --------         ----------        ----------        ----------
    Net investment
     income (loss)...........       (604,714)          4,015             21,497             9,234            (1,843)
                                 -----------        --------         ----------        ----------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................     19,794,744         254,997          2,021,963         2,805,482         2,162,602
    Cost of investments
     sold....................     22,617,217         280,193          1,962,996         2,742,732         2,114,198
                                 -----------        --------         ----------        ----------        ----------
       Realized gains
        (losses) on
        fund shares..........     (2,822,473)        (25,196)            58,967            62,750            48,404
Realized gain
 distributions...............             --              --             45,626            23,679             6,583
                                 -----------        --------         ----------        ----------        ----------
    Net realized gains
     (losses)................     (2,822,473)        (25,196)           104,593            86,429            54,987
Change in unrealized gains
 (losses)....................        878,933          20,481           (305,141)         (286,775)         (104,202)
                                 -----------        --------         ----------        ----------        ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............     (1,943,540)         (4,715)          (200,548)         (200,346)          (49,215)
                                 -----------        --------         ----------        ----------        ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $(2,548,254)       $   (700)        $ (179,051)       $ (191,112)       $  (51,058)
                                 ===========        ========         ==========        ==========        ==========

                                  FIDELITY
                                  VARIABLE
                                  INSURANCE
                                PRODUCTS FUND
                              (SERVICE CLASS 2)
                                 SUB-ACCOUNT
                              -----------------
                                 VIP FREEDOM
                                   INCOME
                                  PORTFOLIO
                              (SERVICE CLASS 2)
                              -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $   51,255
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................       (45,730)
    Administrative
     expense.................        (6,246)
                                 ----------
    Net investment
     income (loss)...........          (721)
                                 ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................     1,194,683
    Cost of investments
     sold....................     1,181,016
                                 ----------
       Realized gains
        (losses) on
        fund shares..........        13,667
Realized gain
 distributions...............        12,263
                                 ----------
    Net realized gains
     (losses)................        25,930
Change in unrealized gains
 (losses)....................       (46,140)
                                 ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............       (20,210)
                                 ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $  (20,931)
                                 ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                    FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                    VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                    INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                  PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                                (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                ----------------- ----------------- ----------------- ----------------- -----------------
                                                     VIP GROWTH            VIP            VIP HIGH
                                   VIP GROWTH         & INCOME        GROWTH STOCK         INCOME         VIP INDEX 500
                                (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                                ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $    172         $  184,444        $       --        $  452,321        $  119,763
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................       (2,738)          (136,286)          (30,264)         (101,946)          (96,546)
    Administrative
     expense...................         (189)           (17,789)           (4,079)          (13,080)          (12,734)
                                    --------         ----------        ----------        ----------        ----------
    Net investment income
     (loss)....................       (2,755)            30,369           (34,343)          337,295            10,483
                                    --------         ----------        ----------        ----------        ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      123,388          2,288,486         1,684,820         1,906,287         2,100,247
    Cost of investments
     sold......................      100,926          2,392,325         1,575,660         1,925,660         2,142,436
                                    --------         ----------        ----------        ----------        ----------
       Realized gains
        (losses) on fund
        shares.................       22,462           (103,839)          109,160           (19,373)          (42,189)
Realized gain
 distributions.................          675                 --                --                --           173,069
                                    --------         ----------        ----------        ----------        ----------
    Net realized gains
     (losses)..................       23,137           (103,839)          109,160           (19,373)          130,880
Change in unrealized gains
 (losses)......................      (18,738)           214,920          (130,028)         (162,363)         (108,172)
                                    --------         ----------        ----------        ----------        ----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............        4,399            111,081           (20,868)         (181,736)           22,708
                                    --------         ----------        ----------        ----------        ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $  1,644         $  141,450        $  (55,211)       $  155,559        $   33,191
                                    ========         ==========        ==========        ==========        ==========

                                    FIDELITY
                                    VARIABLE
                                    INSURANCE
                                  PRODUCTS FUND
                                (SERVICE CLASS 2)
                                   SUB-ACCOUNT
                                -----------------
                                 VIP INVESTMENT
                                   GRADE BOND
                                (SERVICE CLASS 2)
                                -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................       $ 44
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................        (22)
    Administrative
     expense...................         (1)
                                      ----
    Net investment income
     (loss)....................         21
                                      ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........         41
    Cost of investments
     sold......................         40
                                      ----
       Realized gains
        (losses) on fund
        shares.................          1
Realized gain
 distributions.................         38
                                      ----
    Net realized gains
     (losses)..................         39
Change in unrealized gains
 (losses)......................         14
                                      ----
    Net realized and
     unrealized gains
     (losses) on
     investments...............         53
                                      ----
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................       $ 74
                                      ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          FIDELITY          FIDELITY          FIDELITY         FRANKLIN       FRANKLIN
                                          VARIABLE          VARIABLE          VARIABLE        TEMPLETON      TEMPLETON
                                          INSURANCE         INSURANCE         INSURANCE        VARIABLE       VARIABLE
                                        PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     INSURANCE      INSURANCE
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) PRODUCTS TRUST PRODUCTS TRUST
                                         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                      ----------------- ----------------- ----------------- -------------- --------------
                                                                                               FRANKLIN       FRANKLIN
                                                            VIP MONEY                          FLEX CAP      GROWTH AND
                                         VIP MIDCAP          MARKET         VIP OVERSEAS        GROWTH         INCOME
                                      (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)   SECURITIES     SECURITIES
                                      ----------------- ----------------- ----------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $     3,940       $     1,762         $   445        $       --    $ 1,452,721
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (287,044)         (256,242)           (639)          (54,189)      (552,361)
    Administrative expense...........        (39,382)          (31,234)            (39)           (7,104)       (75,343)
                                         -----------       -----------         -------        ----------    -----------
    Net investment income
     (loss)..........................       (322,486)         (285,714)           (233)          (61,293)       825,017
                                         -----------       -----------         -------        ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............      6,435,640        14,298,684          16,355         1,134,220     11,491,013
    Cost of investments sold.........      6,330,292        14,298,684          18,466           929,072     13,176,794
                                         -----------       -----------         -------        ----------    -----------
       Realized gains (losses)
        on fund shares...............        105,348                --          (2,111)          205,148     (1,685,781)
Realized gain distributions..........         30,961                --              80                --             --
                                         -----------       -----------         -------        ----------    -----------
    Net realized gains
     (losses)........................        136,309                --          (2,031)          205,148     (1,685,781)
Change in unrealized gains
 (losses)............................     (2,336,860)               --          (4,893)         (344,178)     1,213,282
                                         -----------       -----------         -------        ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (2,200,551)               --          (6,924)         (139,030)      (472,499)
                                         -----------       -----------         -------        ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(2,523,037)      $  (285,714)        $(7,157)       $ (200,323)   $   352,518
                                         ===========       ===========         =======        ==========    ===========

                                          FRANKLIN
                                          TEMPLETON
                                          VARIABLE
                                          INSURANCE
                                       PRODUCTS TRUST
                                         SUB-ACCOUNT
                                      -----------------


                                        FRANKLIN HIGH
                                      INCOME SECURITIES
                                      -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $  716,331
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (175,413)
    Administrative expense...........       (17,472)
                                         ----------
    Net investment income
     (loss)..........................       523,446
                                         ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     3,614,496
    Cost of investments sold.........     3,454,891
                                         ----------
       Realized gains (losses)
        on fund shares...............       159,605
Realized gain distributions..........            --
                                         ----------
    Net realized gains
     (losses)........................       159,605
Change in unrealized gains
 (losses)............................      (345,045)
                                         ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      (185,440)
                                         ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $  338,006
                                         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                            TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                             VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                            INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                          PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                          -------------- -------------- -------------- -------------- --------------
                                                            FRANKLIN       FRANKLIN       FRANKLIN
                                             FRANKLIN      LARGE CAP      SMALL CAP    SMALL-MID CAP
                                              INCOME         GROWTH         VALUE          GROWTH     FRANKLIN U.S.
                                            SECURITIES     SECURITIES     SECURITIES     SECURITIES     GOVERNMENT
                                          -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $10,404,614    $   283,519    $   264,712     $      --     $ 1,022,442
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........   (2,534,239)      (594,076)      (532,903)      (28,664)       (460,027)
    Administrative expense...............     (313,930)       (83,092)       (69,369)       (3,521)        (61,686)
                                           -----------    -----------    -----------     ---------     -----------
    Net investment income (loss).........    7,556,445       (393,649)      (337,560)      (32,185)        500,729
                                           -----------    -----------    -----------     ---------     -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   44,066,340     10,488,813      9,486,594       794,478      11,410,022
    Cost of investments sold.............   45,802,956     10,672,124      8,682,631       564,072      11,028,271
                                           -----------    -----------    -----------     ---------     -----------
       Realized gains (losses) on
        fund shares......................   (1,736,616)      (183,311)       803,963       230,406         381,751
Realized gain distributions..............           --             --             --            --              --
                                           -----------    -----------    -----------     ---------     -----------
    Net realized gains (losses)..........   (1,736,616)      (183,311)       803,963       230,406         381,751
Change in unrealized gains (losses)......   (3,947,055)      (606,908)    (2,434,752)     (303,754)        352,934
                                           -----------    -----------    -----------     ---------     -----------
    Net realized and unrealized gains
     (losses) on investments.............   (5,683,671)      (790,219)    (1,630,789)      (73,348)        734,685
                                           -----------    -----------    -----------     ---------     -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $ 1,872,774    $(1,183,868)   $(1,968,349)    $(105,533)    $ 1,235,414
                                           ===========    ===========    ===========     =========     ===========

                                             FRANKLIN
                                            TEMPLETON
                                             VARIABLE
                                            INSURANCE
                                          PRODUCTS TRUST
                                           SUB-ACCOUNT
                                          --------------

                                          MUTUAL GLOBAL
                                            DISCOVERY
                                            SECURITIES
                                          --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $   480,025
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........     (308,040)
    Administrative expense...............      (42,526)
                                           -----------
    Net investment income (loss).........      129,459
                                           -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................    6,727,707
    Cost of investments sold.............    6,634,024
                                           -----------
       Realized gains (losses) on
        fund shares......................       93,683
Realized gain distributions..............      447,144
                                           -----------
    Net realized gains (losses)..........      540,827
Change in unrealized gains (losses)......   (1,552,608)
                                           -----------
    Net realized and unrealized gains
     (losses) on investments.............   (1,011,781)
                                           -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..............................  $  (882,322)
                                           ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                   FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON    GOLDMAN SACHS
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE      VARIABLE
                                  INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST     TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- -------------
                                                 TEMPLETON                     TEMPLETON
                                                 DEVELOPING     TEMPLETON        GLOBAL       TEMPLETON         VIT
                                MUTUAL SHARES     MARKETS        FOREIGN          BOND          GROWTH       LARGE CAP
                                  SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES       VALUE
                                -------------- -------------- -------------- -------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $ 2,185,524    $   242,504    $  1,916,489    $ 139,146       $ 15,475     $   56,381
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................   (1,374,127)      (361,113)     (1,591,237)     (34,689)       (15,352)       (72,172)
    Administrative
     expense...................     (171,188)       (48,423)       (194,902)      (4,146)        (1,174)        (9,354)
                                 -----------    -----------    ------------    ---------       --------     ----------
    Net investment income
     (loss)....................      640,209       (167,032)        130,350      100,311         (1,051)       (25,145)
                                 -----------    -----------    ------------    ---------       --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   26,537,742      7,308,525      27,728,992      811,560        265,432      1,363,595
    Cost of investments
     sold......................   28,021,485      7,023,871      29,146,758      661,083        290,291      1,528,968
                                 -----------    -----------    ------------    ---------       --------     ----------
       Realized gains
        (losses) on fund
        shares.................   (1,483,743)       284,654      (1,417,766)     150,477        (24,859)      (165,373)
Realized gain distributions....           --             --              --       16,182             --             --
                                 -----------    -----------    ------------    ---------       --------     ----------
    Net realized gains
     (losses)..................   (1,483,743)       284,654      (1,417,766)     166,659        (24,859)      (165,373)
Change in unrealized gains
 (losses)......................   (1,272,604)    (4,662,329)    (11,108,527)    (314,901)       (54,122)      (216,012)
                                 -----------    -----------    ------------    ---------       --------     ----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............   (2,756,347)    (4,377,675)    (12,526,293)    (148,242)       (78,981)      (381,385)
                                 -----------    -----------    ------------    ---------       --------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $(2,116,138)   $(4,544,707)   $(12,395,943)   $ (47,931)      $(80,032)    $ (406,530)
                                 ===========    ===========    ============    =========       ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE        INVESCO
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INVESTMENT
                                    TRUST         TRUST         TRUST         TRUST         TRUST        SERVICES
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------- ---------------
                                                                 VIT           VIT
                                                   VIT        STRATEGIC    STRUCTURED        VIT
                                     VIT        STRATEGIC   INTERNATIONAL   SMALL CAP    STRUCTURED    INVESCO V. I.
                                MID CAP VALUE    GROWTH        EQUITY        EQUITY      U.S. EQUITY  BALANCED (L)(M)
                                ------------- ------------- ------------- ------------- ------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   35,664       $  77         $  85      $   80,862    $  119,205     $   350,147
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk......................     (70,659)       (211)          (38)       (153,284)     (107,340)        (75,169)
    Administrative
     expense...................      (9,391)        (17)           (3)        (20,186)      (13,965)         (5,823)
                                 ----------       -----         -----      ----------    ----------     -----------
    Net investment income
     (loss)....................     (44,386)       (151)           44         (92,608)       (2,100)        269,155
                                 ----------       -----         -----      ----------    ----------     -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     977,551         637            48       2,808,651     1,827,272      19,585,783
    Cost of investments
     sold......................   1,055,198         606            44       3,133,656     1,989,732      21,187,234
                                 ----------       -----         -----      ----------    ----------     -----------
       Realized gains
        (losses) on fund
        shares.................     (77,647)         31             4        (325,005)     (162,460)     (1,601,451)
Realized gain distributions....          --          --            --              --            --              --
                                 ----------       -----         -----      ----------    ----------     -----------
    Net realized gains
     (losses)..................     (77,647)         31             4        (325,005)     (162,460)     (1,601,451)
Change in unrealized gains
 (losses)......................    (249,718)       (541)         (481)        387,253       376,092       2,412,621
                                 ----------       -----         -----      ----------    ----------     -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (327,365)       (510)         (477)         62,248       213,632         811,170
                                 ----------       -----         -----      ----------    ----------     -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $ (371,751)      $(661)        $(433)     $  (30,360)   $  211,532     $ 1,080,325
                                 ==========       =====         =====      ==========    ==========     ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                 INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                               INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                                SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                               SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                              ------------- ------------- ------------- ------------- ------------- -------------
                                              INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                                  BASIC        CAPITAL       CAPITAL        CORE       DIVERSIFIED    DIVIDEND
                                                  VALUE     APPRECIATION   DEVELOPMENT     EQUITY        INCOME        GROWTH
                                              ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends....................................  $   66,045    $    96,175   $       --    $   876,536   $  539,216    $ 2,669,214
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...............    (100,542)      (881,466)    (110,099)    (1,242,124)    (133,517)    (2,012,325)
    Administrative expense...................      (7,714)       (64,926)      (8,491)       (93,404)     (10,140)      (147,801)
                                               ----------    -----------   ----------    -----------   ----------    -----------
    Net investment income (loss).............     (42,211)      (850,217)    (118,590)      (458,992)     395,559        509,088
                                               ----------    -----------   ----------    -----------   ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales......................   1,757,039     14,046,048    3,030,106     20,084,875    2,277,059     26,843,696
    Cost of investments sold.................   2,220,098     14,953,948    2,780,736     17,644,787    2,777,404     22,862,700
                                               ----------    -----------   ----------    -----------   ----------    -----------
       Realized gains (losses) on fund
        shares...............................    (463,059)      (907,900)     249,370      2,440,088     (500,345)     3,980,996
Realized gain distributions..................          --             --           --             --           --             --
                                               ----------    -----------   ----------    -----------   ----------    -----------
    Net realized gains (losses)..............    (463,059)      (907,900)     249,370      2,440,088     (500,345)     3,980,996
Change in unrealized gains (losses)..........     190,940     (3,905,946)    (748,448)    (2,811,179)     646,481     (5,975,594)
                                               ----------    -----------   ----------    -----------   ----------    -----------
    Net realized and unrealized gains
     (losses) on investments.................    (272,119)    (4,813,846)    (499,078)      (371,091)     146,136     (1,994,598)
                                               ----------    -----------   ----------    -----------   ----------    -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS......................  $ (314,330)   $(5,664,063)  $ (617,668)   $  (830,083)  $  541,695    $(1,485,510)
                                               ==========    ===========   ==========    ===========   ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             INVESCO        INVESCO        INVESCO        INVESCO       INVESCO        INVESCO
                                           INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT     INVESTMENT    INVESTMENT
                                            SERVICES        SERVICES       SERVICES      SERVICES       SERVICES      SERVICES
                                           SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                         --------------- -------------- -------------- ------------- -------------- -------------
                                          INVESCO V. I.  INVESCO V. I.                 INVESCO V. I. INVESCO V. I.  INVESCO V. I.
                                         GLOBAL DIVIDEND   GOVERNMENT   INVESCO V. I.   HIGH YIELD       INCOME     INTERNATIONAL
                                          GROWTH (L)(N)  SECURITIES (R) HIGH YIELD (S)  SECURITIES   BUILDER (L)(O)    GROWTH
                                         --------------- -------------- -------------- ------------- -------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  2,020,250     $  463,682     $  462,025    $1,105,202    $   317,915    $   418,753
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........      (227,207)      (176,753)       (86,533)     (180,017)       (67,451)      (346,307)
    Administrative expense..............       (16,904)       (13,599)        (6,675)      (12,764)        (4,907)       (26,375)
                                          ------------     ----------     ----------    ----------    -----------    -----------
    Net investment income (loss)........     1,776,139        273,330        368,817       912,421        245,557         46,071
                                          ------------     ----------     ----------    ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    57,114,705      3,491,197      1,866,125     3,275,536     16,387,667      5,337,437
    Cost of investments sold............    71,201,352      3,516,347      2,029,311     4,211,477     16,110,832      4,168,951
                                          ------------     ----------     ----------    ----------    -----------    -----------
       Realized gains (losses) on
        fund shares.....................   (14,086,647)       (25,150)      (163,186)     (935,941)       276,835      1,168,486
Realized gain distributions.............            --             --             --            --             --             --
                                          ------------     ----------     ----------    ----------    -----------    -----------
    Net realized gains (losses).........   (14,086,647)       (25,150)      (163,186)     (935,941)       276,835      1,168,486
Change in unrealized gains
 (losses)...............................    16,426,165        593,054       (238,919)      160,969        457,077     (3,294,063)
                                          ------------     ----------     ----------    ----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments........................     2,339,518        567,904       (402,105)     (774,972)       733,912     (2,125,577)
                                          ------------     ----------     ----------    ----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $  4,115,657     $  841,234     $  (33,288)   $  137,449    $   979,469    $(2,079,506)
                                          ============     ==========     ==========    ==========    ===========    ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                             INVESCO       INVESCO       INVESCO       INVESCO       INVESCO       INVESCO
                                           INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT    INVESTMENT
                                            SERVICES      SERVICES      SERVICES      SERVICES      SERVICES      SERVICES
                                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                          ------------- ------------- ------------- ------------- ------------- -------------
                                          INVESCO V. I. INVESCO V. I. INVESCO V. I. INVESCO V. I.
                                            LARGE CAP      MID CAP        MONEY        S&P 500    INVESCO V. I. INVESCO V. I.
                                          GROWTH (L)(P)  CORE EQUITY     MARKET         INDEX      TECHNOLOGY     UTILITIES
                                          ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends................................  $    18,095   $    38,906   $    6,812    $  622,822     $   4,989    $  204,987
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk...........      (39,995)     (192,004)    (174,786)     (437,603)      (35,423)      (83,788)
    Administrative expense...............       (2,986)      (14,046)     (13,703)      (31,942)       (2,678)       (6,419)
                                           -----------   -----------   ----------    ----------     ---------    ----------
    Net investment income (loss).........      (24,886)     (167,144)    (181,677)      153,277       (33,112)      114,780
                                           -----------   -----------   ----------    ----------     ---------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales..................   10,228,628     3,930,724    7,347,865     6,105,763       601,657     1,233,285
    Cost of investments sold.............    8,279,058     3,666,313    7,347,865     5,460,430       448,734     1,212,213
                                           -----------   -----------   ----------    ----------     ---------    ----------
       Realized gains (losses) on
        fund shares......................    1,949,570       264,411           --       645,333       152,923        21,072
Realized gain distributions..............           --            --           --            --            --            --
                                           -----------   -----------   ----------    ----------     ---------    ----------
    Net realized gains (losses)..........    1,949,570       264,411           --       645,333       152,923        21,072
Change in unrealized gains (losses)......   (1,181,844)   (1,152,336)          --      (579,664)     (277,730)      758,556
                                           -----------   -----------   ----------    ----------     ---------    ----------
    Net realized and unrealized gains
     (losses) on investments.............      767,726      (887,925)          --        65,669      (124,807)      779,628
                                           -----------   -----------   ----------    ----------     ---------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS..................  $   742,840   $(1,055,069)  $ (181,677)   $  218,946     $(157,919)   $  894,408
                                           ===========   ===========   ==========    ==========     =========    ==========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  INVESCO           INVESCO         INVESCO         INVESCO          INVESCO
                                 INVESTMENT       INVESTMENT      INVESTMENT      INVESTMENT       INVESTMENT
                                  SERVICES         SERVICES        SERVICES        SERVICES         SERVICES
                                SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                             ------------------ --------------- --------------- --------------- -----------------
                                                                    INVESCO         INVESCO
                                  INVESCO           INVESCO     VAN KAMPEN V.I. VAN KAMPEN V.I.      INVESCO
                              VAN KAMPEN V.I.   VAN KAMPEN V.I.   EQUITY AND     GLOBAL VALUE    VAN KAMPEN V.I.
                             CAPITAL GROWTH (P)  COMSTOCK (T)    INCOME (Q)(M)    EQUITY (N)    GOVERNMENT (L)(R)
                             ------------------ --------------- --------------- --------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $        --       $   568,919     $    78,951     $       658       $ 33,335
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........       (411,842)         (472,367)       (251,729)       (391,089)        (3,041)
    Administrative
     expense................        (28,759)          (34,453)        (18,889)        (29,072)          (249)
                                -----------       -----------     -----------     -----------       --------
    Net investment
     income (loss)..........       (440,601)           62,099        (191,667)       (419,503)        30,045
                                -----------       -----------     -----------     -----------       --------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................      7,033,343         7,743,755       4,745,287       5,712,010        807,271
    Cost of investments
     sold...................      7,002,150         7,757,886       5,153,180       6,501,287        827,375
                                -----------       -----------     -----------     -----------       --------
       Realized gains
        (losses) on
        fund
        shares..............         31,193           (14,131)       (407,893)       (789,277)       (20,104)
Realized gain
 distributions..............             --                --              --              --             --
                                -----------       -----------     -----------     -----------       --------
    Net realized gains
     (losses)...............         31,193           (14,131)       (407,893)       (789,277)       (20,104)
Change in unrealized
 gains (losses).............     (2,551,770)       (1,015,915)     (2,290,471)     (8,571,999)        (5,405)
                                -----------       -----------     -----------     -----------       --------
    Net realized and
     unrealized gains
     (losses) on
     investments............     (2,520,577)       (1,030,046)     (2,698,364)     (9,361,276)       (25,509)
                                -----------       -----------     -----------     -----------       --------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................    $(2,961,178)      $ (967,947)     $(2,890,031)    $(9,780,779)      $  4,536
                                ===========       ===========     ===========     ===========       ========

                                  INVESCO
                                INVESTMENT
                                 SERVICES
                                SUB-ACCOUNT
                             -----------------

                                  INVESCO
                              VAN KAMPEN V.I.
                             HIGH YIELD (L)(S)
                             -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................      $   686
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........          (28)
    Administrative
     expense................           (2)
                                  -------
    Net investment
     income (loss)..........          656
                                  -------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................        6,228
    Cost of investments
     sold...................        4,667
                                  -------
       Realized gains
        (losses) on
        fund
        shares..............        1,561
Realized gain
 distributions..............           --
                                  -------
    Net realized gains
     (losses)...............        1,561
Change in unrealized
 gains (losses).............       (1,935)
                                  -------
    Net realized and
     unrealized gains
     (losses) on
     investments............         (374)
                                  -------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................      $   282
                                  =======

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                           INVESCO          INVESCO         INVESCO
                                          INVESCO         INVESCO         INVESTMENT       INVESTMENT     INVESTMENT
                                        INVESTMENT      INVESTMENT         SERVICES         SERVICES       SERVICES
                                         SERVICES        SERVICES        (SERIES II)      (SERIES II)     (SERIES II)
                                        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                      --------------- --------------- ------------------ -------------- ---------------
                                          INVESCO
                                      VAN KAMPEN V.I.     INVESCO                                        INVESCO V. I.
                                          MID CAP     VAN KAMPEN V.I.   INVESCO V. I.    INVESCO V. I.      CAPITAL
                                           VALUE       VALUE (L)(T)   BALANCED II (L)(U) BASIC VALUE II APPRECIATION II
                                      --------------- --------------- ------------------ -------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $   362,310       $ 1,094          $  5,207       $    51,100     $       --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (846,856)         (366)           (1,679)         (124,598)       (50,828)
    Administrative expense...........       (61,406)          (25)             (110)          (15,456)        (6,284)
                                        -----------       -------          --------       -----------     ----------
    Net investment income
     (loss)..........................      (545,952)          703             3,418           (88,954)       (57,112)
                                        -----------       -------          --------       -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    14,792,516        83,885           407,234         3,453,837      1,836,338
    Cost of investments sold.........    15,560,242        91,460           393,981         4,471,949      1,756,826
                                        -----------       -------          --------       -----------     ----------
       Realized gains (losses)
        on fund shares...............      (767,726)       (7,575)           13,253        (1,018,112)        79,512
Realized gain distributions..........            --            --                --                --             --
                                        -----------       -------          --------       -----------     ----------
    Net realized gains
     (losses)........................      (767,726)       (7,575)           13,253        (1,018,112)        79,512
Change in unrealized gains
 (losses)............................     1,175,012        13,146             4,134           638,862       (364,083)
                                        -----------       -------          --------       -----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       407,286         5,571            17,387          (379,250)      (284,571)
                                        -----------       -------          --------       -----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $  (138,666)      $ 6,274          $ 20,805       $  (468,204)    $ (341,683)
                                        ===========       =======          ========       ===========     ==========

                                         INVESCO
                                        INVESTMENT
                                         SERVICES
                                       (SERIES II)
                                       SUB-ACCOUNT
                                      --------------

                                      INVESCO V. I.
                                         CAPITAL
                                      DEVELOPMENT II
                                      --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................    $     --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................      (6,041)
    Administrative expense...........        (392)
                                         --------
    Net investment income
     (loss)..........................      (6,433)
                                         --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............       6,804
    Cost of investments sold.........       7,085
                                         --------
       Realized gains (losses)
        on fund shares...............        (281)
Realized gain distributions..........          --
                                         --------
    Net realized gains
     (losses)........................        (281)
Change in unrealized gains
 (losses)............................     (28,354)
                                         --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (28,635)
                                         --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(35,068)
                                         ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                            INVESCO        INVESCO       INVESCO        INVESCO         INVESCO       INVESCO
                                           INVESTMENT    INVESTMENT    INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT
                                            SERVICES      SERVICES      SERVICES        SERVICES       SERVICES      SERVICES
                                          (SERIES II)    (SERIES II)   (SERIES II)    (SERIES II)     (SERIES II)   (SERIES II)
                                          SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                         -------------- ------------- ------------- ---------------- ------------- -------------
                                                                                     INVESCO V. I.
                                                        INVESCO V. I. INVESCO V. I.      GLOBAL      INVESCO V. I.
                                         INVESCO V. I.   DIVERSIFIED    DIVIDEND        DIVIDEND      GOVERNMENT   INVESCO V. I.
                                         CORE EQUITY II   INCOME II     GROWTH II   GROWTH II (L)(V) SECURITIES II HIGH YIELD II
                                         -------------- ------------- ------------- ---------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 19,567      $ 10,480     $   634,053    $   947,203      $ 24,243      $ 29,222
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk..........     (38,815)       (3,133)       (689,295)      (142,357)      (10,905)       (6,072)
    Administrative expense..............      (4,307)         (211)        (58,463)       (12,192)         (711)         (437)
                                            --------      --------     -----------    -----------      --------      --------
    Net investment income (loss)........     (23,555)        7,136        (113,705)       792,654        12,627        22,713
                                            --------      --------     -----------    -----------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     402,360        51,063       9,144,032     29,877,493       282,461        74,214
    Cost of investments sold............     362,624        64,802       8,470,373     36,744,278       283,111        77,233
                                            --------      --------     -----------    -----------      --------      --------
       Realized gains (losses) on
        fund shares.....................      39,736       (13,739)        673,659     (6,866,785)         (650)       (3,019)
Realized gain distributions.............          --            --              --             --            --            --
                                            --------      --------     -----------    -----------      --------      --------
    Net realized gains (losses).........      39,736       (13,739)        673,659     (6,866,785)         (650)       (3,019)
Change in unrealized gains
 (losses)...............................     (61,279)       16,714      (1,139,569)     8,123,714        29,032       (23,207)
                                            --------      --------     -----------    -----------      --------      --------
    Net realized and unrealized
     gains (losses) on
     investments........................     (21,543)        2,975        (465,910)     1,256,929        28,382       (26,226)
                                            --------      --------     -----------    -----------      --------      --------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................    $(45,098)     $ 10,111     $  (579,615)   $ 2,049,583      $ 41,009      $ (3,513)
                                            ========      ========     ===========    ===========      ========      ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                         INVESCO         INVESCO         INVESCO        INVESCO         INVESCO       INVESCO
                                       INVESTMENT      INVESTMENT      INVESTMENT      INVESTMENT     INVESTMENT    INVESTMENT
                                        SERVICES        SERVICES        SERVICES        SERVICES       SERVICES      SERVICES
                                       (SERIES II)     (SERIES II)     (SERIES II)    (SERIES II)     (SERIES II)   (SERIES II)
                                       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ----------------- ------------- ---------------- ------------- -------------
                                      INVESCO V. I.   INVESCO V. I.   INVESCO V. I.  INVESCO V. I.   INVESCO V. I. INVESCO V. I.
                                       HIGH YIELD        INCOME       INTERNATIONAL    LARGE CAP     MID CAP CORE      MONEY
                                      SECURITIES II BUILDER II (L)(W) GROWTH II (Y) GROWTH II (L)(X)   EQUITY II     MARKET II
                                      ------------- ----------------- ------------- ---------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................  $  984,583      $   244,876      $   7,011       $     --       $   2,872     $    467
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (207,319)         (74,925)       (42,210)        (2,654)        (50,881)     (13,292)
    Administrative expense...........     (18,814)          (5,855)        (4,834)          (178)         (5,822)        (948)
                                       ----------      -----------      ---------       --------       ---------     --------
    Net investment income
     (loss)..........................     758,450          164,096        (40,033)        (2,832)        (53,831)     (13,773)
                                       ----------      -----------      ---------       --------       ---------     --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   3,987,610       15,341,665        621,778        572,012         622,195      173,709
    Cost of investments sold.........   3,957,584       14,749,456        672,284        445,964         606,341      173,709
                                       ----------      -----------      ---------       --------       ---------     --------
       Realized gains (losses)
        on fund shares...............      30,026          592,209        (50,506)       126,048          15,854           --
Realized gain distributions..........          --               --             --             --              --           --
                                       ----------      -----------      ---------       --------       ---------     --------
    Net realized gains
     (losses)........................      30,026          592,209        (50,506)       126,048          15,854           --
Change in unrealized gains
 (losses)............................    (739,045)         109,743       (520,519)       (79,471)       (229,082)          --
                                       ----------      -----------      ---------       --------       ---------     --------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (709,019)         701,952       (571,025)        46,577        (213,228)          --
                                       ----------      -----------      ---------       --------       ---------     --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $   49,431      $   866,048      $(611,058)      $ 43,745       $(267,059)    $(13,773)
                                       ==========      ===========      =========       ========       =========     ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                INVESCO       INVESCO       INVESCO           INVESCO              INVESCO
                              INVESTMENT    INVESTMENT    INVESTMENT        INVESTMENT           INVESTMENT
                               SERVICES      SERVICES      SERVICES          SERVICES             SERVICES
                              (SERIES II)   (SERIES II)   (SERIES II)       (SERIES II)          (SERIES II)
                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
                             ------------- ------------- ------------- --------------------- -------------------
                                                                              INVESCO
                             INVESCO V. I.                                VAN KAMPEN V.I.          INVESCO
                                S&P 500    INVESCO V. I. INVESCO V. I.        CAPITAL          VAN KAMPEN V.I.
                               INDEX II    TECHNOLOGY II UTILITIES II  GROWTH--SERIES II (X) COMSTOCK--SERIES II
                             ------------- ------------- ------------- --------------------- -------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................  $ 1,161,177     $    23      $ 13,858         $        --          $ 1,941,955
Charges from Lincoln
 Benefit Life
 Company:
    Mortality and
     expense risk...........   (1,096,477)       (387)       (5,971)           (512,942)          (2,122,187)
    Administrative
     expense................     (104,665)        (26)         (436)            (52,028)            (227,475)
                              -----------     -------      --------         -----------          -----------
    Net investment
     income (loss)..........      (39,965)       (390)        7,451            (564,970)            (407,707)
                              -----------     -------      --------         -----------          -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................   20,073,544      30,253       172,192           9,459,105           35,826,751
    Cost of investments
     sold...................   17,649,646      21,285       182,033           7,084,623           35,973,442
                              -----------     -------      --------         -----------          -----------
       Realized gains
        (losses) on
        fund
        shares..............    2,423,898       8,968        (9,841)          2,374,482             (146,691)
Realized gain
 distributions..............           --          --            --                  --                   --
                              -----------     -------      --------         -----------          -----------
    Net realized gains
     (losses)...............    2,423,898       8,968        (9,841)          2,374,482             (146,691)
Change in unrealized
 gains (losses).............   (2,281,080)     (8,637)       57,245          (4,143,598)          (3,796,953)
                              -----------     -------      --------         -----------          -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............      142,818         331        47,404          (1,769,116)          (3,943,644)
                              -----------     -------      --------         -----------          -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS.................  $   102,853     $   (59)     $ 54,855         $(2,334,086)         $(4,351,351)
                              ===========     =======      ========         ===========          ===========

                                     INVESCO
                                    INVESTMENT
                                     SERVICES
                                   (SERIES II)
                                   SUB-ACCOUNT
                             ------------------------
                                     INVESCO
                                 VAN KAMPEN V.I.
                                    EQUITY AND
                             INCOME--SERIES II (W)(U)
                             ------------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................       $   784,471
Charges from Lincoln
 Benefit Life
 Company:
    Mortality and
     expense risk...........          (714,648)
    Administrative
     expense................           (89,736)
                                   -----------
    Net investment
     income (loss)..........           (19,913)
                                   -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................        14,743,405
    Cost of investments
     sold...................        14,227,322
                                   -----------
       Realized gains
        (losses) on
        fund
        shares..............           516,083
Realized gain
 distributions..............                --
                                   -----------
    Net realized gains
     (losses)...............           516,083
Change in unrealized
 gains (losses).............        (2,772,220)
                                   -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............        (2,256,137)
                                   -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS.................       $(2,276,050)
                                   ===========

--------
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                    INVESCO           INVESCO          INVESCO           INVESCO          INVESCO
                                   INVESTMENT       INVESTMENT        INVESTMENT       INVESTMENT        INVESTMENT
                                    SERVICES         SERVICES          SERVICES         SERVICES          SERVICES
                                  (SERIES II)       (SERIES II)      (SERIES II)       (SERIES II)      (SERIES II)
                                  SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- ----------------- ---------------- ----------------- ----------------
                                    INVESCO                            INVESCO
                                VAN KAMPEN V.I.       INVESCO      VAN KAMPEN V.I.       INVESCO          INVESCO
                                  GLOBAL VALUE    VAN KAMPEN V.I.   INTERNATIONAL    VAN KAMPEN V.I.  VAN KAMPEN V.I.
                                    EQUITY--        GROWTH AND     GROWTH EQUITY--       MID CAP          MID CAP
                                SERIES II (Q)(V) INCOME--SERIES II SERIES II (L)(Y) GROWTH--SERIES II VALUE--SERIES II
                                ---------------- ----------------- ---------------- ----------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $        --       $   764,844       $  121,469       $        --      $   244,871
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (238,539)       (1,120,662)         (18,967)         (192,007)        (606,097)
    Administrative
     expense...................       (20,570)         (148,322)          (2,394)          (19,686)         (79,180)
                                  -----------       -----------       ----------       -----------      -----------
    Net investment income
     (loss)....................      (259,109)         (504,140)         100,108          (211,693)        (440,406)
                                  -----------       -----------       ----------       -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     3,670,299        21,045,002        4,314,631         3,630,586       11,944,866
    Cost of investments
     sold......................     4,121,431        20,184,467        4,068,040         3,592,948       13,122,808
                                  -----------       -----------       ----------       -----------      -----------
       Realized gains
        (losses) on fund
        shares.................      (451,132)          860,535          246,591            37,638       (1,177,942)
Realized gain
 distributions.................            --                --               --                --               --
                                  -----------       -----------       ----------       -----------      -----------
    Net realized gains
     (losses)..................      (451,132)          860,535          246,591            37,638       (1,177,942)
Change in unrealized gains
 (losses)......................    (4,221,674)       (2,920,099)         (23,363)       (1,089,259)       1,643,342
                                  -----------       -----------       ----------       -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............    (4,672,806)       (2,059,564)         223,228        (1,051,621)         465,400
                                  -----------       -----------       ----------       -----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(4,931,915)      $(2,563,704)      $  323,336       $(1,263,314)     $    24,994
                                  ===========       ===========       ==========       ===========      ===========


                                   JANUS
                                ASPEN SERIES
                                SUB-ACCOUNT
                                ------------



                                   FORTY
                                 PORTFOLIO
                                ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  27
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (98)
    Administrative
     expense...................       (7)
                                   -----
    Net investment income
     (loss)....................      (78)
                                   -----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      112
    Cost of investments
     sold......................       70
                                   -----
       Realized gains
        (losses) on fund
        shares.................       42
Realized gain
 distributions.................       --
                                   -----
    Net realized gains
     (losses)..................       42
Change in unrealized gains
 (losses)......................     (551)
                                   -----
    Net realized and
     unrealized gains
     (losses) on
     investments...............     (509)
                                   -----
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $(587)
                                   =====

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                    LEGG MASON
                                         LAZARD      PARTNERS       LEGG MASON
                                       RETIREMENT    VARIABLE    PARTNERS VARIABLE  LORD ABBETT   LORD ABBETT  LORD ABBETT
                                      SERIES, INC. INCOME TRUST  PORTFOLIOS I, INC  SERIES FUND   SERIES FUND  SERIES FUND
                                      SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------ ------------- ----------------- -------------- -----------  -----------
                                                    LEGG MASON
                                                    CLEARBRIDGE     LEGG MASON
                                                     VARIABLE       CLEARBRIDGE
                                        EMERGING    FUNDAMENTAL   VARIABLE LARGE
                                        MARKETS    ALL CAP VALUE     CAP VALUE                    FUNDAMENTAL  GROWTH AND
                                         EQUITY     PORTFOLIO I     PORTFOLIO I    BOND-DEBENTURE   EQUITY       INCOME
                                      ------------ ------------- ----------------- -------------- -----------  -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $  11         $ 16            $ 30         $ 1,757,054   $    17,129  $   144,734
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (8)         (16)            (20)           (449,269)     (130,702)    (296,648)
    Administrative expense...........       --           (1)             (1)            (62,532)      (17,959)     (41,504)
                                         -----         ----            ----         -----------   -----------  -----------
    Net investment income
     (loss)..........................        3           (1)              9           1,245,253      (131,532)    (193,418)
                                         -----         ----            ----         -----------   -----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............        9           20              94           8,417,865     3,451,778    5,362,051
    Cost of investments sold.........        5           24              90           7,941,051     2,862,982    6,135,779
                                         -----         ----            ----         -----------   -----------  -----------
       Realized gains (losses)
        on fund shares...............        4           (4)              4             476,814       588,796     (773,728)
Realized gain distributions..........       --           --              --             219,272       278,336           --
                                         -----         ----            ----         -----------   -----------  -----------
    Net realized gains
     (losses)........................        4           (4)              4             696,086       867,132     (773,728)
Change in unrealized gains
 (losses)............................     (118)         (84)             31          (1,029,742)   (1,199,233)    (600,995)
                                         -----         ----            ----         -----------   -----------  -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (114)         (88)             35            (333,656)     (332,101)  (1,374,723)
                                         -----         ----            ----         -----------   -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $(111)        $(89)           $ 44         $   911,597   $  (463,633) $(1,568,141)
                                         =====         ====            ====         ===========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                 MFS VARIABLE MFS VARIABLE  MFS VARIABLE   MFS VARIABLE
                                       LORD ABBETT  LORD ABBETT   INSURANCE    INSURANCE      INSURANCE     INSURANCE
                                       SERIES FUND  SERIES FUND     TRUST        TRUST          TRUST         TRUST
                                       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- -----------  ------------ ------------ --------------- ------------
                                         GROWTH       MID-CAP                     MFS            MFS         MFS NEW
                                      OPPORTUNITIES    VALUE      MFS GROWTH  HIGH INCOME  INVESTORS TRUST  DISCOVERY
                                      ------------- -----------  ------------ ------------ --------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $        --  $    49,796    $  1,460     $ 41,108      $  10,080     $      --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (180,019)    (350,341)     (9,974)      (5,717)       (16,008)      (22,724)
    Administrative expense...........      (24,629)     (48,148)       (768)        (476)        (1,278)       (1,879)
                                       -----------  -----------    --------     --------      ---------     ---------
    Net investment income
     (loss)..........................     (204,648)    (348,693)     (9,282)      34,915         (7,206)      (24,603)
                                       -----------  -----------    --------     --------      ---------     ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    4,832,717    6,603,751     150,289      282,587        712,643       403,794
    Cost of investments sold.........    4,239,713    7,517,554     151,964      281,286        605,308       312,203
                                       -----------  -----------    --------     --------      ---------     ---------
       Realized gains (losses)
        on fund shares...............      593,004     (913,803)     (1,675)       1,301        107,335        91,591
Realized gain distributions..........    2,602,026           --          --           --             --       220,395
                                       -----------  -----------    --------     --------      ---------     ---------
    Net realized gains (losses)......    3,195,030     (913,803)     (1,675)       1,301        107,335       311,986
Change in unrealized gains
 (losses)............................   (4,237,215)     119,074      (1,100)     (22,369)      (113,438)     (485,048)
                                       -----------  -----------    --------     --------      ---------     ---------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,042,185)    (794,729)     (2,775)     (21,068)        (6,103)     (173,062)
                                       -----------  -----------    --------     --------      ---------     ---------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,246,833) $(1,143,422)   $(12,057)    $ 13,847      $ (13,309)    $(197,665)
                                       ===========  ===========    ========     ========      =========     =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                                                                MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE MFS VARIABLE  MFS VARIABLE     INSURANCE       INSURANCE       INSURANCE
                                       INSURANCE     INSURANCE     INSURANCE        TRUST           TRUST           TRUST
                                         TRUST         TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------ ------------- ------------- --------------- --------------- ---------------
                                                                                                MFS INVESTORS      MFS NEW
                                          MFS           MFS                      MFS GROWTH         TRUST         DISCOVERY
                                        RESEARCH   RESEARCH BOND MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                      ------------ ------------- ------------- --------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $  5,077     $ 29,421       $ 8,266       $     39        $  1,215        $     --
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (8,166)     (14,191)       (3,400)        (3,172)         (2,304)         (4,061)
    Administrative expense...........       (586)      (1,176)         (258)          (215)           (161)           (302)
                                        --------     --------       -------       --------        --------        --------
    Net investment income
     (loss)..........................     (3,675)      14,054         4,608         (3,348)         (1,250)         (4,363)
                                        --------     --------       -------       --------        --------        --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     37,731      456,559        27,739        135,415          33,738          73,931
    Cost of investments sold.........     35,535      412,119        23,102         97,647          27,247          62,947
                                        --------     --------       -------       --------        --------        --------
       Realized gains (losses)
        on fund shares...............      2,196       44,440         4,637         37,768           6,491          10,984
Realized gain distributions..........         --       12,665            --             --              --          37,881
                                        --------     --------       -------       --------        --------        --------
    Net realized gains
     (losses)........................      2,196       57,105         4,637         37,768           6,491          48,865
Change in unrealized gains
 (losses)............................     (9,553)      (8,161)        4,484        (38,099)        (11,190)        (78,800)
                                        --------     --------       -------       --------        --------        --------
    Net realized and unrealized
     gains (losses) on
     investments.....................     (7,357)      48,944         9,121           (331)         (4,699)        (29,935)
                                        --------     --------       -------       --------        --------        --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $(11,032)    $ 62,998       $13,729       $ (3,679)       $ (5,949)       $(34,298)
                                        ========     ========       =======       ========        ========        ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                  MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                    INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                      TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT
                                 (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES         SERIES
                                   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                 --------------- --------------- -------------- -------------- -------------- --------------
                                  MFS RESEARCH    MFS UTILITIES    AGGRESSIVE      EUROPEAN                      LIMITED
                                 (SERVICE CLASS) (SERVICE CLASS)     EQUITY         EQUITY      INCOME PLUS      DURATION
                                 --------------- --------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.......................    $    840        $ 40,783      $        --    $ 1,063,911    $ 5,343,227     $  428,390
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.......................      (1,820)        (19,940)        (180,282)      (597,363)    (1,185,939)      (173,489)
    Administrative
     expense....................        (127)         (1,341)         (12,996)       (43,457)       (87,725)       (12,765)
                                    --------        --------      -----------    -----------    -----------     ----------
    Net investment income
     (loss).....................      (1,107)         19,502         (193,278)       423,091      4,069,563        242,136
                                    --------        --------      -----------    -----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.........      63,200         191,681        2,635,215      8,870,810     21,017,183      2,658,823
    Cost of investments
     sold.......................      44,527         160,292        1,777,941      9,648,118     19,550,927      3,131,685
                                    --------        --------      -----------    -----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares..................      18,673          31,389          857,274       (777,308)     1,466,256       (472,862)
Realized gain distributions.....          --              --               --             --             --             --
                                    --------        --------      -----------    -----------    -----------     ----------
    Net realized gains
     (losses)...................      18,673          31,389          857,274       (777,308)     1,466,256       (472,862)
Change in unrealized gains
 (losses).......................     (20,871)         13,506       (1,701,237)    (4,279,245)    (2,220,215)       404,002
                                    --------        --------      -----------    -----------    -----------     ----------
    Net realized and
     unrealized gains
     (losses) on
     investments................      (2,198)         44,895         (843,963)    (5,056,553)      (753,959)       (68,860)
                                    --------        --------      -----------    -----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.....................    $ (3,305)       $ 64,397      $(1,037,241)   $(4,633,462)   $ 3,315,604     $  173,276
                                    ========        ========      ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                           MORGAN STANLEY   MORGAN STANLEY
                              MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE         VARIABLE
                                 VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT       INVESTMENT
                                INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES           SERIES
                                  SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES) (CLASS Y SHARES)
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                              -------------- -------------- -------------- -------------- ---------------- ----------------
                                                                                             AGGRESSIVE        EUROPEAN
                                               MULTI CAP                                       EQUITY           EQUITY
                               MONEY MARKET    GROWTH (Z)     STRATEGIST     UTILITIES    (CLASS Y SHARES) (CLASS Y SHARES)
                              -------------- -------------- -------------- -------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................  $     5,045    $    309,160   $  2,242,317   $ 1,421,691     $        --      $   319,945
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................     (666,592)     (2,498,909)    (1,379,996)     (712,993)       (256,889)        (244,164)
    Administrative
     expense.................      (48,505)       (174,481)       (96,510)      (52,621)        (19,181)         (20,235)
                               -----------    ------------   ------------   -----------     -----------      -----------
    Net investment
     income (loss)...........     (710,052)     (2,364,230)       765,811       656,077        (276,070)          55,546
                               -----------    ------------   ------------   -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................   17,553,202      34,240,388     21,588,757    10,538,295       4,486,429        4,633,112
    Cost of investments
     sold....................   17,553,202      26,334,841     25,972,979    15,106,960       2,795,436        5,153,742
                               -----------    ------------   ------------   -----------     -----------      -----------
       Realized gains
        (losses) on
        fund shares..........           --       7,905,547     (4,384,222)   (4,568,665)      1,690,993         (520,630)
Realized gain
 distributions...............           --              --     11,742,402     2,909,022              --               --
                               -----------    ------------   ------------   -----------     -----------      -----------
    Net realized gains
     (losses)................           --       7,905,547      7,358,180    (1,659,643)      1,690,993         (520,630)
Change in unrealized gains
 (losses)....................           --     (19,503,735)   (17,771,849)    8,441,952      (2,751,392)      (1,215,803)
                               -----------    ------------   ------------   -----------     -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............           --     (11,598,188)   (10,413,669)    6,782,309      (1,060,399)      (1,736,433)
                               -----------    ------------   ------------   -----------     -----------      -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................  $  (710,052)   $(13,962,418)  $ (9,647,858)  $ 7,438,386     $(1,336,469)     $(1,680,887)
                               ===========    ============   ============   ===========     ===========      ===========

--------
(z)Previously known as Capital Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                              MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY     MORGAN STANLEY      MORGAN STANLEY
                                 VARIABLE         VARIABLE         VARIABLE           VARIABLE            VARIABLE
                                INVESTMENT       INVESTMENT       INVESTMENT         INVESTMENT          INVESTMENT
                                  SERIES           SERIES           SERIES             SERIES              SERIES
                             (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)   (CLASS Y SHARES)    (CLASS Y SHARES)
                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                             ---------------- ---------------- ---------------- --------------------- ----------------
                                                  LIMITED                             MULTI CAP
                               INCOME PLUS        DURATION       MONEY MARKET          GROWTH            STRATEGIST
                             (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (AA) (CLASS Y SHARES)
                             ---------------- ---------------- ---------------- --------------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $ 6,264,561      $ 1,416,629      $     5,927         $        --        $   840,458
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........    (1,663,508)        (741,800)        (909,198)           (898,138)          (764,237)
    Administrative
     expense................      (172,086)         (65,397)         (88,399)            (78,019)           (61,766)
                               -----------      -----------      -----------         -----------        -----------
    Net investment
     income (loss)..........     4,428,967          609,432         (991,670)           (976,157)            14,455
                               -----------      -----------      -----------         -----------        -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:...............
    Proceeds from
     sales..................    30,578,990       12,272,008       30,066,078          15,510,247         13,057,765
    Cost of investments
     sold...................    28,652,407       14,793,204       30,066,078           9,578,166         15,103,167
                               -----------      -----------      -----------         -----------        -----------
       Realized gains
        (losses) on
        fund shares.........     1,926,583       (2,521,196)              --           5,932,081         (2,045,402)
Realized gain
 distributions..............            --               --               --                  --          5,136,530
                               -----------      -----------      -----------         -----------        -----------
    Net realized gains
     (losses)...............     1,926,583       (2,521,196)              --           5,932,081          3,091,128
Change in unrealized gains
 (losses)...................    (2,984,031)       2,278,585               --          (9,244,009)        (7,461,485)
                               -----------      -----------      -----------         -----------        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............    (1,057,448)        (242,611)              --          (3,311,928)        (4,370,357)
                               -----------      -----------      -----------         -----------        -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $ 3,371,519      $   366,821      $  (991,670)        $(4,288,085)       $(4,355,902)
                               ===========      ===========      ===========         ===========        ===========

                              MORGAN STANLEY
                                 VARIABLE
                                INVESTMENT
                                  SERIES
                             (CLASS Y SHARES)
                               SUB-ACCOUNT
                             ----------------

                                UTILITIES
                             (CLASS Y SHARES)
                             ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $   334,237
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (230,302)
    Administrative
     expense................       (17,095)
                               -----------
    Net investment
     income (loss)..........        86,840
                               -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:...............
    Proceeds from
     sales..................     3,827,619
    Cost of investments
     sold...................     5,314,925
                               -----------
       Realized gains
        (losses) on
        fund shares.........    (1,487,306)
Realized gain
 distributions..............       763,701
                               -----------
    Net realized gains
     (losses)...............      (723,605)
Change in unrealized gains
 (losses)...................     2,571,286
                               -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............     1,847,681
                               -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................   $ 1,934,521
                               ===========

--------
(aa)Previously known as Capital Opportunities (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                       NEUBERGER   NEUBERGER
                                        BERMAN      BERMAN
                                       ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER  OPPENHEIMER
                                      MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                         TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUND
                                      SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                      ----------- ----------- ------------- ------------- ------------- ------------
                                          AMT                                OPPENHEIMER                OPPENHEIMER
                                        MID-CAP       AMT      OPPENHEIMER     CAPITAL     OPPENHEIMER     GLOBAL
                                        GROWTH     PARTNERS     BALANCED    APPRECIATION    CORE BOND    SECURITIES
                                      ----------- ----------- ------------- ------------- ------------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $    --     $    --     $ 49,352     $   15,269     $  84,609    $   47,921
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......      (407)       (327)     (27,768)       (49,841)      (15,147)      (41,936)
    Administrative expense...........       (30)        (22)      (2,071)        (3,874)       (1,254)       (3,421)
                                        -------     -------     --------     ----------     ---------    ----------
    Net investment income
     (loss)..........................      (437)       (349)      19,513        (38,446)       68,208         2,564
                                        -------     -------     --------     ----------     ---------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    19,093      15,490      416,912      1,187,970       497,910     1,087,283
    Cost of investments sold.........    18,886      19,473      481,963      1,087,207       648,924       947,023
                                        -------     -------     --------     ----------     ---------    ----------
       Realized gains (losses)
        on fund shares...............       207      (3,983)     (65,051)       100,763      (151,014)      140,260
Realized gain distributions..........        --          --           --             --            --            --
                                        -------     -------     --------     ----------     ---------    ----------
    Net realized gains (losses)......       207      (3,983)     (65,051)       100,763      (151,014)      140,260
Change in unrealized gains
 (losses)............................      (288)      2,604       36,444       (148,609)      170,058      (415,928)
                                        -------     -------     --------     ----------     ---------    ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................       (81)     (1,379)     (28,607)       (47,846)       19,044      (275,668)
                                        -------     -------     --------     ----------     ---------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $  (518)    $(1,728)    $ (9,094)    $  (86,292)    $  87,252    $ (273,104)
                                        =======     =======     ========     ==========     =========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                                                                OPPENHEIMER
                                                                                                                 VARIABLE
                               OPPENHEIMER     OPPENHEIMER   OPPENHEIMER     OPPENHEIMER       OPPENHEIMER     ACCOUNT FUNDS
                                 VARIABLE       VARIABLE      VARIABLE         VARIABLE          VARIABLE     (SERVICE SHARES
                              ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS   ACCOUNT FUNDS     ACCOUNT FUNDS       ("SS"))
                               SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                             ---------------- ------------- ------------- ------------------ ---------------- ---------------
                               OPPENHEIMER                                   OPPENHEIMER       OPPENHEIMER
                             GLOBAL STRATEGIC  OPPENHEIMER   OPPENHEIMER     MAIN STREET     SMALL- & MID-CAP   OPPENHEIMER
                                  INCOME       HIGH INCOME   MAIN STREET  SMALL MID CAP (AB)      GROWTH       BALANCED (SS)
                             ---------------- ------------- ------------- ------------------ ---------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................    $ 103,463       $  34,481     $ 17,826        $   9,309          $     --       $   341,736
Charges from Lincoln
 Benefit Life Company:
    Mortality and
     expense risk...........      (39,693)         (3,751)     (27,607)         (16,882)           (9,831)         (221,289)
    Administrative
     expense................       (2,926)           (309)      (2,045)          (1,404)             (707)          (30,244)
                                ---------       ---------     --------        ---------          --------       -----------
    Net investment
     income (loss)..........       60,844          30,421      (11,826)          (8,977)          (10,538)           90,203
                                ---------       ---------     --------        ---------          --------       -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales..................      955,288         156,152      439,591          481,706           178,807         4,012,826
    Cost of investments
     sold...................      848,243         412,275      408,884          362,869           142,035         5,129,912
                                ---------       ---------     --------        ---------          --------       -----------
       Realized gains
        (losses) on
        fund shares.........      107,045        (256,123)      30,707          118,837            36,772        (1,117,086)
Realized gain
 distributions..............       39,773              --           --               --                --                --
                                ---------       ---------     --------        ---------          --------       -----------
    Net realized gains
     (losses)...............      146,818        (256,123)      30,707          118,837            36,772        (1,117,086)
Change in unrealized
 gains (losses).............     (206,726)        223,886      (51,176)        (148,260)          (17,143)          887,558
                                ---------       ---------     --------        ---------          --------       -----------
    Net realized and
     unrealized gains
     (losses) on
     investments............      (59,908)        (32,237)     (20,469)         (29,423)           19,629          (229,528)
                                ---------       ---------     --------        ---------          --------       -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.................    $     936       $  (1,816)    $(32,295)       $ (38,400)         $  9,091       $  (139,325)
                                =========       =========     ========        =========          ========       ===========

--------
(ab)Previously known as Oppenheimer Main Street Small Cap


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                   OPPENHEIMER      OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                    VARIABLE         VARIABLE        VARIABLE         VARIABLE         VARIABLE
                                  ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS
                                 (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES
                                     ("SS"))          ("SS"))         ("SS"))         ("SS"))          ("SS"))
                                   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                ----------------- --------------- --------------- ---------------- ----------------
                                   OPPENHEIMER                      OPPENHEIMER     OPPENHEIMER
                                     CAPITAL        OPPENHEIMER       GLOBAL      GLOBAL STRATEGIC   OPPENHEIMER
                                APPRECIATION (SS) CORE BOND (SS)  SECURITIES (SS)   INCOME (SS)    HIGH INCOME (SS)
                                ----------------- --------------- --------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $    43,076      $ 1,961,935     $   227,748     $ 2,562,511      $ 1,335,465
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................       (522,086)        (450,899)       (279,604)     (1,178,449)        (197,917)
    Administrative
     expense...................        (71,612)         (63,373)        (38,469)       (162,969)         (27,210)
                                   -----------      -----------     -----------     -----------      -----------
    Net investment income
     (loss)....................       (550,622)       1,447,663         (90,325)      1,221,093        1,110,338
                                   -----------      -----------     -----------     -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      9,685,217       10,642,572       5,886,375      26,434,099        3,265,044
    Cost of investments
     sold......................      8,621,063       12,814,571       5,485,480      24,333,260        6,533,165
                                   -----------      -----------     -----------     -----------      -----------
       Realized gains
        (losses) on fund
        shares.................      1,064,154       (2,171,999)        400,895       2,100,839       (3,268,121)
Realized gain
 distributions.................             --               --              --       1,114,956               --
                                   -----------      -----------     -----------     -----------      -----------
    Net realized gains
     (losses)..................      1,064,154       (2,171,999)        400,895       3,215,795       (3,268,121)
Change in unrealized gains
 (losses)......................     (1,407,617)       2,767,536      (2,058,387)     (4,843,232)       1,678,817
                                   -----------      -----------     -----------     -----------      -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............       (343,463)         595,537      (1,657,492)     (1,627,437)      (1,589,304)
                                   -----------      -----------     -----------     -----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $  (894,085)     $ 2,043,200     $(1,747,817)    $  (406,344)     $  (478,966)
                                   ===========      ===========     ===========     ===========      ===========

                                  OPPENHEIMER
                                   VARIABLE
                                 ACCOUNT FUNDS
                                (SERVICE SHARES
                                    ("SS"))
                                  SUB-ACCOUNT
                                ---------------
                                  OPPENHEIMER
                                     MAIN
                                  STREET (SS)
                                ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   351,482
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................      (810,746)
    Administrative
     expense...................      (110,150)
                                  -----------
    Net investment income
     (loss)....................      (569,414)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    13,297,108
    Cost of investments
     sold......................    12,725,538
                                  -----------
       Realized gains
        (losses) on fund
        shares.................       571,570
Realized gain
 distributions.................            --
                                  -----------
    Net realized gains
     (losses)..................       571,570
Change in unrealized gains
 (losses)......................    (1,124,080)
                                  -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............      (552,510)
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $(1,121,924)
                                  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------


                                      OPPENHEIMER      OPPENHEIMER
                                       VARIABLE          VARIABLE           PIMCO           PIMCO       PIMCO         PIMCO
                                     ACCOUNT FUNDS    ACCOUNT FUNDS        VARIABLE       VARIABLE    VARIABLE       VARIABLE
                                    (SERVICE SHARES  (SERVICE SHARES      INSURANCE       INSURANCE   INSURANCE     INSURANCE
                                        ("SS"))          ("SS"))            TRUST           TRUST       TRUST         TRUST
                                      SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                   ----------------- ---------------- ------------------ ----------- ----------- ----------------
                                                                                                                    PIMCO VIT
                                      OPPENHEIMER                                                                   COMMODITY
                                         MAIN          OPPENHEIMER-                                     PIMCO       REALRETURN
                                     STREET SMALL    SMALL- & MID-CAP    FOREIGN BOND       MONEY       TOTAL        STRATEGY
                                   MID CAP (SS) (AC)   GROWTH (SS)    (US DOLLAR-HEDGED)   MARKET      RETURN    (ADVISOR SHARES)
                                   ----------------- ---------------- ------------------ ----------- ----------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................    $   105,862       $       --           $ 30           $  13       $ 34       $   754,371
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................       (358,909)        (141,772)           (21)           (305)       (18)          (79,126)
    Administrative expense........        (48,733)         (18,853)            (1)            (22)        (1)          (10,359)
                                      -----------       ----------           ----           -----       ----       -----------
    Net investment income
     (loss).......................       (301,780)        (160,625)             8            (314)        15           664,886
                                      -----------       ----------           ----           -----       ----       -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........      7,141,907        2,423,356             28             413         99         1,808,605
    Cost of investments
     sold.........................      6,040,127        2,107,521             28             413         94         2,013,129
                                      -----------       ----------           ----           -----       ----       -----------
       Realized gains
        (losses) on fund
        shares....................      1,101,780          315,835             --              --          5          (204,524)
Realized gain distributions.......             --               --             14              --         19                --
                                      -----------       ----------           ----           -----       ----       -----------
    Net realized gains
     (losses).....................      1,101,780          315,835             14              --         24          (204,524)
Change in unrealized gains
 (losses).........................     (1,567,322)        (109,577)            49              --        (12)         (926,818)
                                      -----------       ----------           ----           -----       ----       -----------
    Net realized and
     unrealized gains (losses)
     on investments...............       (465,542)         206,258             63              --         12        (1,131,342)
                                      -----------       ----------           ----           -----       ----       -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................    $  (767,322)      $   45,633           $ 71           $(314)      $ 27       $  (466,456)
                                      ===========       ==========           ====           =====       ====       ===========

--------
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                           PIMCO          PIMCO       PIMCO
                                          VARIABLE      VARIABLE     VARIABLE
                                         INSURANCE      INSURANCE   INSURANCE       PUTNAM         PUTNAM         PUTNAM
                                           TRUST          TRUST       TRUST     VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                        SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      ---------------- ----------- ------------ -------------- -------------- --------------
                                         PIMCO VIT      PIMCO VIT   PIMCO VIT
                                          EMERGING     REALRETURN  TOTAL RETURN  VT AMERICAN
                                        MARKETS BOND    (ADVISOR     (ADVISOR     GOVERNMENT     VT CAPITAL   VT DIVERSIFIED
                                      (ADVISOR SHARES)   SHARES)     SHARES)        INCOME     OPPORTUNITIES      INCOME
                                      ---------------- ----------- ------------ -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................    $   99,092    $  168,576  $   713,606   $ 1,338,018     $    7,458    $ 3,707,347
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................       (28,274)     (124,487)    (413,122)     (490,045)       (77,521)      (518,376)
    Administrative expense...........        (3,636)      (15,998)     (54,162)           --             --           (289)
                                         ----------    ----------  -----------   -----------     ----------    -----------
    Net investment income
     (loss)..........................        67,182        28,091      246,322       847,973        (70,063)     3,188,682
                                         ----------    ----------  -----------   -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............     1,134,312     2,768,591   10,313,046     9,411,971      1,653,522      9,171,413
    Cost of investments sold.........     1,102,172     2,520,894    9,842,495     9,220,330      1,403,940      9,957,034
                                         ----------    ----------  -----------   -----------     ----------    -----------
       Realized gains (losses)
        on fund shares...............        32,140       247,697      470,551       191,641        249,582       (785,621)
Realized gain distributions..........            --       231,640      381,453     3,039,660             --             --
                                         ----------    ----------  -----------   -----------     ----------    -----------
    Net realized gains
     (losses)........................        32,140       479,337      852,004     3,231,301        249,582       (785,621)
Change in unrealized gains
 (losses)............................       (20,867)      263,929     (557,822)   (2,220,982)      (537,679)    (3,918,943)
                                         ----------    ----------  -----------   -----------     ----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................        11,273       743,266      294,182     1,010,319       (288,097)    (4,704,564)
                                         ----------    ----------  -----------   -----------     ----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................    $   78,455    $  771,357  $   540,504   $ 1,858,292     $ (358,160)   $(1,515,882)
                                         ==========    ==========  ===========   ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                       VT GEORGE          VT                            VT             VT
                                        VT EQUITY        PUTNAM      GLOBAL ASSET    VT GLOBAL    GLOBAL HEALTH      GLOBAL
                                          INCOME        BALANCED      ALLOCATION       EQUITY          CARE        UTILITIES
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $ 1,642,810    $ 1,515,497    $ 1,367,163    $   403,367    $   235,543    $   596,420
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......   (1,232,437)      (956,815)      (417,353)      (272,982)      (382,438)      (225,310)
    Administrative expense...........      (65,849)       (47,599)       (27,272)            --         (8,278)        (4,835)
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net investment income
     (loss)..........................      344,524        511,083        922,538        130,385       (155,173)       366,275
                                       -----------    -----------    -----------    -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   20,750,863     15,915,110      7,978,123      4,946,179      6,665,185      3,858,407
    Cost of investments sold.........   15,276,359     21,607,022      7,852,323      6,529,946      6,223,802      4,336,031
                                       -----------    -----------    -----------    -----------    -----------    -----------
       Realized gains (losses)
        on fund shares...............    5,474,504     (5,691,912)       125,800     (1,583,767)       441,383       (477,624)
Realized gain distributions..........           --             --             --             --        756,938             --
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized gains (losses)......    5,474,504     (5,691,912)       125,800     (1,583,767)     1,198,321       (477,624)
Change in unrealized gains
 (losses)............................   (4,971,689)     6,173,644     (1,555,149)       429,481     (1,495,452)    (1,019,525)
                                       -----------    -----------    -----------    -----------    -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................      502,815        481,732     (1,429,349)    (1,154,286)      (297,131)    (1,497,149)
                                       -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $   847,339    $   992,815    $  (506,811)   $(1,023,901)   $  (452,304)   $(1,130,874)
                                       ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                                                                                        VT             VT
                                      VT GROWTH AND    VT GROWTH                                  INTERNATIONAL  INTERNATIONAL
                                          INCOME     OPPORTUNITIES  VT HIGH YIELD    VT INCOME        EQUITY         GROWTH
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $  2,123,250    $   17,262    $ 4,184,082    $10,520,624    $  3,875,735   $   421,524
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................    (2,272,084)     (149,336)      (718,464)    (1,601,887)     (1,663,227)     (243,718)
    Administrative expense...........       (64,858)          (75)       (54,611)      (116,847)        (99,675)           --
                                       ------------    ----------    -----------    -----------    ------------   -----------
    Net investment income
     (loss)..........................      (213,692)     (132,149)     3,411,007      8,801,890       2,112,833       177,806
                                       ------------    ----------    -----------    -----------    ------------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    37,127,911     1,850,615     15,040,358     34,440,872      24,898,148     3,539,386
    Cost of investments sold.........    48,718,196     1,963,988     15,326,074     35,229,495      32,868,283     3,223,532
                                       ------------    ----------    -----------    -----------    ------------   -----------
       Realized gains (losses)
        on fund shares...............   (11,590,285)     (113,373)      (285,716)      (788,623)     (7,970,135)      315,854
Realized gain distributions..........            --            --             --             --              --            --
                                       ------------    ----------    -----------    -----------    ------------   -----------
    Net realized gains
     (losses)........................   (11,590,285)     (113,373)      (285,716)      (788,623)     (7,970,135)      315,854
Change in unrealized gains
 (losses)............................     2,491,608      (289,522)    (2,877,898)    (3,733,119)    (14,778,308)   (3,901,620)
                                       ------------    ----------    -----------    -----------    ------------   -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................    (9,098,677)     (402,895)    (3,163,614)    (4,521,742)    (22,748,443)   (3,585,766)
                                       ------------    ----------    -----------    -----------    ------------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ (9,312,369)   $ (535,044)   $   247,393    $ 4,280,148    $(20,635,610)  $(3,407,960)
                                       ============    ==========    ===========    ===========    ============   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                          PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                       SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                      -------------- -------------- -------------- -------------- -------------- --------------
                                            VT
                                      INTERNATIONAL                       VT        VT MULTI-CAP   VT MULTI-CAP
                                          VALUE       VT INVESTORS   MONEY MARKET      GROWTH         VALUE       VT RESEARCH
                                      -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   542,512    $   676,971    $    11,657    $   239,235     $   19,855     $  242,343
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk............................     (280,614)      (818,428)    (1,427,617)    (1,245,528)       (98,016)      (406,284)
    Administrative expense...........           --        (17,340)      (156,018)       (18,626)            --         (5,426)
                                       -----------    -----------    -----------    -----------     ----------     ----------
    Net investment income
     (loss)..........................      261,898       (158,797)    (1,571,978)    (1,024,919)       (78,161)      (169,367)
                                       -----------    -----------    -----------    -----------     ----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,471,104     11,735,740     66,987,279     21,681,353      2,055,738      6,931,413
    Cost of investments sold.........    7,802,256     12,913,844     66,987,279     22,563,698      2,118,693      6,832,257
                                       -----------    -----------    -----------    -----------     ----------     ----------
       Realized gains (losses)
        on fund shares...............   (2,331,152)    (1,178,104)            --       (882,345)       (62,955)        99,156
Realized gain distributions..........           --             --             --             --             --             --
                                       -----------    -----------    -----------    -----------     ----------     ----------
    Net realized gains (losses)......   (2,331,152)    (1,178,104)            --       (882,345)       (62,955)        99,156
Change in unrealized gains
 (losses)............................     (854,057)       720,133             --     (3,200,783)      (301,273)      (740,757)
                                       -----------    -----------    -----------    -----------     ----------     ----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (3,185,209)      (457,971)            --     (4,083,128)      (364,228)      (641,601)
                                       -----------    -----------    -----------    -----------     ----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(2,923,311)   $  (616,768)   $(1,571,978)   $(5,108,047)    $ (442,389)    $ (810,968)
                                       ===========    ===========    ===========    ===========     ==========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                              THE UNIVERSAL THE UNIVERSAL    THE UNIVERSAL      THE UNIVERSAL
                                    PUTNAM         PUTNAM     INSTITUTIONAL INSTITUTIONAL    INSTITUTIONAL      INSTITUTIONAL
                                VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.      FUNDS, INC.        FUNDS, INC.
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                -------------- -------------- ------------- ------------- -------------------- ---------------
                                                               VAN KAMPEN    VAN KAMPEN        VAN KAMPEN
                                                                UIF CORE    UIF EMERGING       UIF GLOBAL
                                 VT SMALL CAP                  PLUS FIXED      MARKETS       TACTICAL ASSET      VAN KAMPEN
                                    VALUE        VT VOYAGER      INCOME        EQUITY     ALLOCATION PORTFOLIO UIF GROWTH (AD)
                                -------------- -------------- ------------- ------------- -------------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $   259,893    $         --    $ 35,503     $   139,141       $  191,341        $    31,031
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk......................     (749,947)     (1,903,501)    (14,623)       (525,505)        (223,686)          (427,084)
    Administrative
     expense...................      (17,925)        (82,825)       (986)        (34,205)         (14,582)           (34,818)
                                 -----------    ------------    --------     -----------       ----------        -----------
    Net investment income
     (loss)....................     (507,979)     (1,986,326)     19,894        (420,569)         (46,927)          (430,871)
                                 -----------    ------------    --------     -----------       ----------        -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   12,922,960      29,652,430      94,231       8,173,427        3,603,042          7,094,918
    Cost of investments
     sold......................   14,482,026      28,945,298      97,196       7,332,414        4,310,646          4,931,554
                                 -----------    ------------    --------     -----------       ----------        -----------
       Realized gains
        (losses) on fund
        shares.................   (1,559,066)        707,132      (2,965)        841,013         (707,604)         2,163,364
Realized gain
 distributions.................           --              --          --              --               --                 --
                                 -----------    ------------    --------     -----------       ----------        -----------
    Net realized gains
     (losses)..................   (1,559,066)        707,132      (2,965)        841,013         (707,604)         2,163,364
Change in unrealized gains
 (losses)......................     (940,895)    (25,319,391)     21,342      (7,541,525)          81,827         (2,607,767)
                                 -----------    ------------    --------     -----------       ----------        -----------
    Net realized and
     unrealized gains
     (losses) on
     investments...............   (2,499,961)    (24,612,259)     18,377      (6,700,512)        (625,777)          (444,403)
                                 -----------    ------------    --------     -----------       ----------        -----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS....................  $(3,007,940)   $(26,598,585)   $ 38,271     $(7,121,081)      $ (672,704)       $  (875,274)
                                 ===========    ============    ========     ===========       ==========        ===========

--------
(ad)Previously known as Van Kampen UIF Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                      THE UNIVERSAL THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                      INSTITUTIONAL INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                       FUNDS, INC.   FUNDS, INC.   (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------- ------------- ---------------
                                                                                 VAN KAMPEN
                                                                   VAN KAMPEN   UIF EMERGING   VAN KAMPEN
                                       VAN KAMPEN    VAN KAMPEN   UIF EMERGING     MARKETS     UIF GLOBAL     VAN KAMPEN
                                       UIF MID CAP    UIF U.S.    MARKETS DEBT     EQUITY       FRANCHISE     UIF GROWTH
                                         GROWTH      REAL ESTATE   (CLASS II)    (CLASS II)    (CLASS II)   (CLASS II) (AE)
                                      ------------- ------------- ------------- ------------- ------------- ---------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $    70,296   $  199,192    $  666,602    $    55,798   $ 2,012,718    $        --
Charges from Lincoln Benefit Life
 Company:
    Mortality and expense risk.......     (343,105)    (372,931)     (265,159)      (227,156)     (895,923)      (132,217)
    Administrative expense...........      (21,867)     (23,863)      (36,370)       (29,662)     (118,690)       (17,887)
                                       -----------   ----------    ----------    -----------   -----------    -----------
    Net investment income
     (loss)..........................     (294,676)    (197,602)      365,073       (201,020)      998,105       (150,104)
                                       -----------   ----------    ----------    -----------   -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    5,658,648    6,459,084     6,632,051      4,309,553    16,236,086      2,837,459
    Cost of investments sold.........    4,380,676    6,814,874     6,609,935      4,178,191    14,832,440      1,869,733
                                       -----------   ----------    ----------    -----------   -----------    -----------
       Realized gains (losses)
        on fund shares...............    1,277,972     (355,790)       22,116        131,362     1,403,646        967,726
Realized gain distributions..........        8,738           --       210,672             --            --             --
                                       -----------   ----------    ----------    -----------   -----------    -----------
    Net realized gains (losses)......    1,286,710     (355,790)      232,788        131,362     1,403,646        967,726
Change in unrealized gains
 (losses)............................   (2,558,684)   1,592,200       354,590     (3,128,244)    2,317,508     (1,142,668)
                                       -----------   ----------    ----------    -----------   -----------    -----------
    Net realized and unrealized
     gains (losses) on
     investments.....................   (1,271,974)   1,236,410       587,378     (2,996,882)    3,721,154       (174,942)
                                       -----------   ----------    ----------    -----------   -----------    -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,566,650)  $1,038,808    $  952,451    $(3,197,902)  $ 4,719,259    $  (325,046)
                                       ===========   ==========    ==========    ===========   ===========    ===========

--------
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                                 THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                                                 INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                                                  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                                                  (CLASS II)     (CLASS II)    (CLASS II)
                                                                  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                                                 ------------- -------------- -------------
                                                                  VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                                                  UIF MID CAP  SMALL COMPANY  UIF U.S. REAL
                                                                    GROWTH         GROWTH     ESTATE (CLASS
                                                                  (CLASS II)     (CLASS II)        II)
                                                                 ------------- -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.......................................................  $    75,883   $   533,956    $   270,983
Charges from Lincoln Benefit Life Company:
    Mortality and expense risk..................................     (472,403)     (199,764)      (715,536)
    Administrative expense......................................      (61,387)      (25,434)       (96,876)
                                                                  -----------   -----------    -----------
    Net investment income (loss)................................     (457,907)      308,758       (541,429)
                                                                  -----------   -----------    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.........................................    9,846,926     3,860,774     14,562,998
    Cost of investments sold....................................    8,203,110     3,304,930     15,698,441
                                                                  -----------   -----------    -----------
       Realized gains (losses) on fund shares...................    1,643,816       555,844     (1,135,443)
Realized gain distributions.....................................       12,786            --             --
                                                                  -----------   -----------    -----------
    Net realized gains (losses).................................    1,656,602       555,844     (1,135,443)
Change in unrealized gains (losses).............................   (3,315,624)   (2,163,726)     3,972,636
                                                                  -----------   -----------    -----------
    Net realized and unrealized gains (losses) on investments...   (1,659,022)   (1,607,882)     2,837,193
                                                                  -----------   -----------    -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.....................................................  $(2,116,929)  $(1,299,124)   $ 2,295,764
                                                                  ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED                ADVANCED             ADVANCED
                                                       SERIES TRUST            SERIES TRUST         SERIES TRUST
                                                       SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
                                                 -----------------------  ----------------------  ---------------
                                                           AST                                          AST
                                                   ACADEMIC STRATEGIES              AST           AMERICAN CENTURY
                                                     ASSET ALLOCATION       ADVANCED STRATEGIES   INCOME & GROWTH
                                                 -----------------------  ----------------------  ---------------
                                                     2011        2010        2011        2010      2011     2010
                                                 -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (82,011) $  (57,157) $  (15,781) $  (11,993) $  (25) $   (24)
Net realized gains (losses).....................     134,060      21,514     115,314      60,108      81    1,117
Change in unrealized gains (losses).............    (471,301)    697,364    (170,957)    198,289    (184)    (605)
                                                 -----------  ----------  ----------  ----------  ------  -------
Increase (decrease) in net assets from
 operations.....................................    (419,252)    661,721     (71,424)    246,404    (128)     488
                                                 -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     149,632      49,837      64,034      40,591      --       --
Benefit payments................................          --          --          --          --      --       --
Payments on termination.........................    (213,549)   (188,084)    (74,937)    (91,203)     --       --
Contract Maintenance Charge.....................     (18,242)    (17,240)     (8,610)     (8,247)     (4)      (3)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (782,535)    101,445    (251,123)     23,047   1,864   (5,713)
                                                 -----------  ----------  ----------  ----------  ------  -------
Increase (decrease) in net assets from contract
 transactions...................................    (864,694)    (54,042)   (270,636)    (35,812)  1,860   (5,716)
                                                 -----------  ----------  ----------  ----------  ------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (1,283,946)    607,679    (342,060)    210,592   1,732   (5,228)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   7,704,724   7,097,045   2,523,391   2,312,799   3,200    8,428
                                                 -----------  ----------  ----------  ----------  ------  -------
NET ASSETS AT END OF PERIOD..................... $ 6,420,778  $7,704,724  $2,181,331  $2,523,391  $4,932  $ 3,200
                                                 ===========  ==========  ==========  ==========  ======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     819,241     830,714     250,887     257,140     400    1,181
       Units issued.............................     173,845     135,208      60,732      55,019   1,000      381
       Units redeemed...........................    (279,959)   (146,681)    (91,198)    (61,272)   (796)  (1,162)
                                                 -----------  ----------  ----------  ----------  ------  -------
    Units outstanding at end of period..........     713,127     819,241     220,421     250,887     604      400
                                                 ===========  ==========  ==========  ==========  ======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED              ADVANCED             ADVANCED
                                                       SERIES TRUST          SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ----------------  ----------------------
                                                            AST                   AST                  AST
                                                         BALANCED              BLACKROCK              BOND
                                                     ASSET ALLOCATION          VALUE (A)         PORTFOLIO 2018
                                                 ------------------------  ----------------  ----------------------
                                                     2011         2010       2011     2010      2011        2010
                                                 -----------  -----------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (76,339) $   (57,778) $  (101) $    35  $   (9,564) $   (7,136)
Net realized gains (losses).....................     494,039      235,308     (371)    (321)    119,481     103,433
Change in unrealized gains (losses).............    (788,216)     691,338      191    2,010     (10,769)     32,020
                                                 -----------  -----------  -------  -------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (370,516)     868,868     (281)   1,724      99,148     128,317
                                                 -----------  -----------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................     192,167      187,252       --       --          --          --
Benefit payments................................          --           --       --       --          --          --
Payments on termination.........................    (364,460)    (342,004)  (1,299)    (944)    (64,667)    (36,488)
Contract Maintenance Charge.....................     (43,167)     (41,207)     (13)     (13)       (420)       (561)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,236,005)     669,509     (174)    (246)   (221,084)   (167,963)
                                                 -----------  -----------  -------  -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (1,451,465)     473,550   (1,486)  (1,203)   (286,171)   (205,012)
                                                 -----------  -----------  -------  -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...............  (1,821,981)   1,342,418   (1,767)     521    (187,023)    (76,695)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  10,009,222    8,666,804   17,148   16,627   1,028,689   1,105,384
                                                 -----------  -----------  -------  -------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $ 8,187,241  $10,009,222  $15,381  $17,148  $  841,666  $1,028,689
                                                 ===========  ===========  =======  =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   1,012,937      971,195    2,177    2,342      83,396      98,042
       Units issued.............................     225,421      276,232      135      136       5,713      38,398
       Units redeemed...........................    (387,886)    (234,490)    (323)    (301)    (28,136)    (53,044)
                                                 -----------  -----------  -------  -------  ----------  ----------
    Units outstanding at end of period..........     850,472    1,012,937    1,989    2,177      60,973      83,396
                                                 ===========  ===========  =======  =======  ==========  ==========

--------
(a)Previously known as AST DeAm Large-Cap Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                           ADVANCED             ADVANCED            ADVANCED
                                                         SERIES TRUST         SERIES TRUST        SERIES TRUST
                                                         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     -------------------  -------------------  ------------------
                                                             AST                  AST                  AST
                                                             BOND                 BOND                BOND
                                                        PORTFOLIO 2019       PORTFOLIO 2020      PORTFOLIO 2021
                                                     -------------------  -------------------  ------------------
                                                        2011      2010       2011      2010      2011    2010 (AF)
                                                     ---------  --------  ---------  --------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (3,856) $ (4,910) $  (1,691) $ (5,461) $ (6,747) $ (1,208)
Net realized gains (losses).........................    65,899    28,133     65,366    10,768    49,110   (15,598)
Change in unrealized gains (losses).................   (10,250)   10,035        677     2,000    39,914    (5,046)
                                                     ---------  --------  ---------  --------  --------  --------
Increase (decrease) in net assets from operations...    51,793    33,258     64,352     7,307    82,277   (21,852)
                                                     ---------  --------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................        --        --         --        --        --        --
Benefit payments....................................        --        --         --        --        --        --
Payments on termination.............................   (72,703)   (2,790)    (5,520)   (6,255)  (31,136)  (14,288)
Contract Maintenance Charge.........................       (35)     (132)      (107)     (278)     (473)       --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (109,861)   57,412   (578,460)  598,068    86,152   336,690
                                                     ---------  --------  ---------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (182,599)   54,490   (584,087)  591,535    54,543   322,402
                                                     ---------  --------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (130,806)   87,748   (519,735)  598,842   136,820   300,550
NET ASSETS AT BEGINNING OF PERIOD...................   453,772   366,024    601,181     2,339   300,550        --
                                                     ---------  --------  ---------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 322,966  $453,772  $  81,446  $601,181  $437,370  $300,550
                                                     =========  ========  =========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    37,384    33,023     62,166       265    27,241        --
       Units issued.................................     2,253    21,830     46,930   134,051    81,284    66,596
       Units redeemed...............................   (16,161)  (17,469)  (101,892)  (72,150)  (74,973)  (39,355)
                                                     ---------  --------  ---------  --------  --------  --------
    Units outstanding at end of period..............    23,476    37,384      7,204    62,166    33,552    27,241
                                                     =========  ========  =========  ========  ========  ========

--------
(af)For the period beginning January 04, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        ADVANCED            ADVANCED              ADVANCED
                                                      SERIES TRUST        SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
                                                     -------------- -----------------------  ------------------
                                                          AST                 AST                    AST
                                                          BOND           CAPITAL GROWTH          CLS GROWTH
                                                     PORTFOLIO 2022     ASSET ALLOCATION      ASSET ALLOCATION
                                                     -------------- -----------------------  ------------------
                                                        2011 (B)        2011        2010       2011      2010
                                                     -------------- -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................    $ (2,206)   $   (73,035) $  (32,645) $ (2,831) $ (2,611)
Net realized gains (losses).........................       2,685        156,595      42,451    18,105    14,180
Change in unrealized gains (losses).................      21,651       (462,239)    599,534   (28,502)   20,987
                                                        --------    -----------  ----------  --------  --------
Increase (decrease) in net assets from operations...      22,130       (378,679)    609,340   (13,228)   32,556
                                                        --------    -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................          --        153,099     119,002     4,500     5,700
Benefit payments....................................          --             --          --        --        --
Payments on termination.............................      (1,535)      (398,037)   (149,266)  (28,917)   (2,233)
Contract Maintenance Charge.........................          --        (17,663)    (15,640)     (401)     (469)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     612,501       (519,619)    268,260   (23,088)   99,775
                                                        --------    -----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     610,966       (782,220)    222,356   (47,906)  102,773
                                                        --------    -----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................     633,096     (1,160,899)    831,696   (61,134)  135,329
NET ASSETS AT BEGINNING OF PERIOD...................          --      6,495,836   5,664,140   316,562   181,233
                                                        --------    -----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD.........................    $633,096    $ 5,334,937  $6,495,836  $255,428  $316,562
                                                        ========    ===========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........          --        708,337     689,074    33,273    21,556
       Units issued.................................      67,679        221,031     190,782     8,137    20,570
       Units redeemed...............................     (15,125)      (322,552)   (171,519)  (13,585)   (8,853)
                                                        --------    -----------  ----------  --------  --------
    Units outstanding at end of period..............      52,554        606,816     708,337    27,825    33,273
                                                        ========    ===========  ==========  ========  ========

--------
(b)For the period beginning January 03, 2011 and ended December 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ADVANCED             ADVANCED          ADVANCED
                                                          SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                           SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  ----------------  ----------------
                                                               AST                  AST               AST
                                                          CLS MODERATE            COHEN &          FEDERATED
                                                        ASSET ALLOCATION       STEERS REALTY   AGGRESSIVE GROWTH
                                                     ----------------------  ----------------  ----------------
                                                        2011        2010       2011     2010     2011     2010
                                                     ----------  ----------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (20,713) $  (17,353) $  (380) $    72  $  (169) $  (155)
Net realized gains (losses).........................     79,394      32,447     (160)    (614)    (151)    (112)
Change in unrealized gains (losses).................   (132,101)    149,458    2,543    9,122   (3,230)   3,444
                                                     ----------  ----------  -------  -------  -------  -------
Increase (decrease) in net assets from operations...    (73,420)    164,552    2,003    8,580   (3,550)   3,177
                                                     ----------  ----------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................     10,004          --       --       --       --       --
Benefit payments....................................         --          --       --       --       --       --
Payments on termination.............................    (32,704)    (15,308)    (302)    (937)    (777)    (571)
Contract Maintenance Charge.........................     (5,045)     (4,969)     (30)     (28)     (16)     (10)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (109,075)     29,306     (103)    (107)   8,430     (440)
                                                     ----------  ----------  -------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................   (136,820)      9,029     (435)  (1,072)   7,637   (1,021)
                                                     ----------  ----------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................   (210,240)    173,581    1,568    7,508    4,087    2,156
NET ASSETS AT BEGINNING OF PERIOD...................  1,823,388   1,649,807   40,910   33,402   13,207   11,051
                                                     ----------  ----------  -------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $1,613,148  $1,823,388  $42,478  $40,910  $17,294  $13,207
                                                     ==========  ==========  =======  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    185,293     184,728    4,148    4,290    1,370    1,498
       Units issued.................................     24,184      25,435       51      419    1,060      121
       Units redeemed...............................    (39,870)    (24,870)     (95)    (561)    (337)    (249)
                                                     ----------  ----------  -------  -------  -------  -------
    Units outstanding at end of period..............    169,607     185,293    4,104    4,148    2,093    1,370
                                                     ==========  ==========  =======  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                ADVANCED               ADVANCED                 ADVANCED
                                              SERIES TRUST           SERIES TRUST             SERIES TRUST
                                               SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------   ----------------------  ------------------------
                                                   AST                    AST                      AST
                                              FI PYRAMIS(R)           FIRST TRUST          FIRST TRUST CAPITAL
                                           ASSET ALLOCATION (C)     BALANCED TARGET        APPRECIATION TARGET
                                           ------------------   ----------------------  ------------------------
                                             2011       2010       2011        2010         2011         2010
                                           --------   --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (2,781)  $ (2,432) $    1,622  $   (1,264) $   (74,990) $   (92,075)
Net realized gains (losses)...............   20,552      7,868     140,110      90,270      264,099       64,272
Change in unrealized gains (losses).......  (34,121)    16,087    (272,461)    217,257   (1,572,745)   1,746,074
                                           --------   --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................  (16,350)    21,523    (130,729)    306,263   (1,383,636)   1,718,271
                                           --------   --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --      1,200      52,591      71,242       84,740       39,025
Benefit payments..........................       --         --          --          --           --           --
Payments on termination...................     (408)      (302)   (159,534)    (81,936)    (327,864)    (195,349)
Contract Maintenance Charge...............   (1,193)    (1,150)     (9,757)     (8,742)     (48,254)     (40,837)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (40,481)    (5,690)   (553,248)    215,056   (3,924,400)   2,929,986
                                           --------   --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (42,082)    (5,942)   (669,948)    195,620   (4,215,778)   2,732,825
                                           --------   --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (58,432)    15,581    (800,677)    501,883   (5,599,414)   4,451,096
NET ASSETS AT BEGINNING OF
 PERIOD...................................  233,692    218,111   3,181,390   2,679,507   14,890,287   10,439,191
                                           --------   --------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $175,260   $233,692  $2,380,713  $3,181,390  $ 9,290,873  $14,890,287
                                           ========   ========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   23,323     24,305     344,920     327,014    1,669,139    1,369,319
       Units issued.......................    9,484      6,464      98,935     141,106      619,394    1,021,833
       Units redeemed.....................  (14,601)    (7,446)   (177,362)   (123,200)  (1,155,840)    (722,013)
                                           --------   --------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....   18,206     23,323     266,493     344,920    1,132,693    1,669,139
                                           ========   ========  ==========  ==========  ===========  ===========

--------
(c)Previously known as AST Niemann Capital Growth Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                        ADVANCED         ADVANCED            ADVANCED
                                                      SERIES TRUST     SERIES TRUST        SERIES TRUST
                                                       SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                     --------------  ------------------  ------------------
                                                           AST              AST                 AST
                                                         GLOBAL        GOLDMAN SACHS       GOLDMAN SACHS
                                                       REAL ESTATE   CONCENTRATED GROWTH LARGE-CAP VALUE (D)
                                                     --------------  ------------------  ------------------
                                                      2011    2010      2011      2010     2011      2010
                                                     ------  ------  -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   13  $    9  $  (596)  $  (526)  $   (78)  $    22
Net realized gains (losses).........................     40     303      139        60       (79)      (99)
Change in unrealized gains (losses).................   (272)    (75)  (2,419)    4,619    (1,009)    1,797
                                                     ------  ------  -------   -------   -------   -------
Increase (decrease) in net assets from operations...   (219)    237   (2,876)    4,153    (1,166)    1,720
                                                     ------  ------  -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --      --    1,100     1,005        --        --
Benefit payments....................................     --      --       --        --        --        --
Payments on termination.............................   (256)   (827)      --        --        --        --
Contract Maintenance Charge.........................    (14)     (2)     (41)      (40)      (12)      (13)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (91)  1,849    3,798       216        --        --
                                                     ------  ------  -------   -------   -------   -------
Increase (decrease) in net assets from contract
 transactions.......................................   (361)  1,020    4,857     1,181       (12)      (13)
                                                     ------  ------  -------   -------   -------   -------
INCREASE (DECREASE) IN NET ASSETS...................   (580)  1,257    1,981     5,334    (1,178)    1,707
NET ASSETS AT BEGINNING OF PERIOD...................  2,764   1,507   50,686    45,352    16,971    15,264
                                                     ------  ------  -------   -------   -------   -------
NET ASSETS AT END OF PERIOD......................... $2,184  $2,764  $52,667   $50,686   $15,793   $16,971
                                                     ======  ======  =======   =======   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    287     184    5,125     4,994     2,174     2,175
       Units issued.................................     54     198      524       140        --        --
       Units redeemed...............................    (99)    (95)     (30)       (9)       (2)       (1)
                                                     ------  ------  -------   -------   -------   -------
    Units outstanding at end of period..............    242     287    5,619     5,125     2,172     2,174
                                                     ======  ======  =======   =======   =======   =======

--------
(d)Previously known as AST AllianceBernstein Growth & Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                            AST                AST
                                                       GOLDMAN SACHS      GOLDMAN SACHS           AST
                                                       MID-CAP GROWTH    SMALL-CAP VALUE      HIGH YIELD
                                                     -----------------  ----------------  ------------------
                                                       2011     2010      2011     2010     2011      2010
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (651) $   (648) $   (43) $   (26) $  1,658  $    452
Net realized gains (losses).........................   2,530    (2,400)  (1,274)  (1,236)    4,235     1,538
Change in unrealized gains (losses).................  (3,992)   10,254       27      720    (4,548)    3,447
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...  (2,113)    7,206   (1,290)    (542)    1,345     5,437
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --        --       --       --     1,100     1,005
Benefit payments....................................      --        --       --       --        --        --
Payments on termination.............................      --   (14,460)      --       --    (2,614)  (14,819)
Contract Maintenance Charge.........................     (16)      (15)     (27)      (1)      (49)      (52)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (121)      172    1,144    3,092   (53,616)   60,477
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    (137)  (14,303)   1,117    3,091   (55,179)   46,611
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (2,250)   (7,097)    (173)   2,549   (53,834)   52,048
NET ASSETS AT BEGINNING OF PERIOD...................  49,756    56,853    5,171    2,622    87,102    35,054
                                                     -------  --------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $47,506  $ 49,756  $ 4,998  $ 5,171  $ 33,268  $ 87,102
                                                     =======  ========  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,450     6,004      431      273     7,501     3,369
       Units issued.................................       2       348      813    1,408        96     5,518
       Units redeemed...............................     (15)   (1,902)    (827)  (1,250)   (4,795)   (1,386)
                                                     -------  --------  -------  -------  --------  --------
    Units outstanding at end of period..............   4,437     4,450      417      431     2,802     7,501
                                                     =======  ========  =======  =======  ========  ========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED            ADVANCED            ADVANCED
                                                        SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                     ------------------  ------------------  -------------------
                                                             AST                 AST
                                                       HORIZON GROWTH     HORIZON MODERATE          AST
                                                      ASSET ALLOCATION    ASSET ALLOCATION   INTERNATIONAL GROWTH
                                                     ------------------  ------------------  -------------------
                                                       2011      2010      2011      2010       2011      2010
                                                     --------  --------  --------  --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $ (1,588) $ (1,764) $ (4,844) $ (4,882) $  (316)  $   (550)
Net realized gains (losses).........................   10,204     8,797    41,194    14,389     (488)    (6,036)
Change in unrealized gains (losses).................  (14,329)    2,618   (53,927)   36,324   (6,920)    11,101
                                                     --------  --------  --------  --------  -------   --------
Increase (decrease) in net assets from operations...   (5,713)    9,651   (17,577)   45,831   (7,724)     4,515
                                                     --------  --------  --------  --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --        --        --     3,891       --         --
Benefit payments....................................       --        --        --        --       --         --
Payments on termination.............................   (6,863)   (9,769)  (10,453)   (4,806)  (2,427)   (20,365)
Contract Maintenance Charge.........................     (652)     (596)   (2,260)   (2,185)     (38)       (45)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    4,435      (541)  (57,472)   22,578    1,744     (3,857)
                                                     --------  --------  --------  --------  -------   --------
Increase (decrease) in net assets from contract
 transactions.......................................   (3,080)  (10,906)  (70,185)   19,478     (721)   (24,267)
                                                     --------  --------  --------  --------  -------   --------
INCREASE (DECREASE) IN NET ASSETS...................   (8,793)   (1,255)  (87,762)   65,309   (8,445)   (19,752)
NET ASSETS AT BEGINNING OF PERIOD...................  138,205   139,460   557,257   491,948   55,280     75,032
                                                     --------  --------  --------  --------  -------   --------
NET ASSETS AT END OF PERIOD......................... $129,412  $138,205  $469,495  $557,257  $46,835   $ 55,280
                                                     ========  ========  ========  ========  =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   13,798    15,624    54,568    53,015    6,707     10,299
       Units issued.................................    5,342     9,804    12,604    13,810      723        322
       Units redeemed...............................   (5,950)  (11,630)  (20,340)  (12,257)    (821)    (3,914)
                                                     --------  --------  --------  --------  -------   --------
    Units outstanding at end of period..............   13,190    13,798    46,832    54,568    6,609      6,707
                                                     ========  ========  ========  ========  =======   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      ADVANCED               ADVANCED             ADVANCED
                                                    SERIES TRUST           SERIES TRUST         SERIES TRUST
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  -----------------------  -------------------
                                                                               AST                   AST
                                                         AST                INVESTMENT            JPMORGAN
                                                 INTERNATIONAL VALUE        GRADE BOND        INTERNATIONAL EQUITY
                                                 ------------------  -----------------------  -------------------
                                                   2011      2010       2011         2010        2011       2010
                                                 --------  --------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $     27  $   (342) $  110,996  $   129,054  $  (158)   $  (129)
Net realized gains (losses).....................     (798)   (5,326)    255,402      963,042      (35)    (3,174)
Change in unrealized gains (losses).............   (9,316)   11,677     (37,663)    (524,306)  (5,098)     5,581
                                                 --------  --------  ----------  -----------   -------   -------
Increase (decrease) in net assets from
 operations.....................................  (10,087)    6,009     328,735      567,790   (5,291)     2,278
                                                 --------  --------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --          --           --       --         --
Benefit payments................................       --        --          --           --       --         --
Payments on termination.........................   (2,905)  (12,795)    (52,312)     (68,474)      --     (9,185)
Contract Maintenance Charge.....................      (38)      (40)    (33,690)     (35,802)      (6)       (13)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       --        (1)  7,485,188   (3,637,475)      --      2,431
                                                 --------  --------  ----------  -----------   -------   -------
Increase (decrease) in net assets from contract
 transactions...................................   (2,943)  (12,836)  7,399,186   (3,741,751)      (6)    (6,767)
                                                 --------  --------  ----------  -----------   -------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (13,030)   (6,827)  7,727,921   (3,173,961)  (5,297)    (4,489)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   76,697    83,524   2,029,627    5,203,588   50,145     54,634
                                                 --------  --------  ----------  -----------   -------   -------
NET ASSETS AT END OF PERIOD..................... $ 63,667  $ 76,697  $9,757,548  $ 2,029,627  $44,848    $50,145
                                                 ========  ========  ==========  ===========   =======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....    9,365    11,176     156,919      439,245    5,948      6,827
       Units issued.............................       --        --   1,281,794      737,213       --      1,605
       Units redeemed...........................     (358)   (1,811)   (757,833)  (1,019,539)      (1)    (2,484)
                                                 --------  --------  ----------  -----------   -------   -------
    Units outstanding at end of period..........    9,007     9,365     680,880      156,919    5,947      5,948
                                                 ========  ========  ==========  ===========   =======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ADVANCED            ADVANCED          ADVANCED
                                                          SERIES TRUST        SERIES TRUST      SERIES TRUST
                                                           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------------  -------------   --------------------
                                                               AST                                  AST
                                                       JPMORGAN STRATEGIC         AST           LORD ABBETT
                                                        OPPORTUNITIES (E)    LARGE-CAP VALUE CORE FIXED INCOME (F)
                                                     ----------------------  -------------   --------------------
                                                        2011        2010     2011     2010     2011       2010
                                                     ----------  ----------  ----   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (24,855) $  (41,496) $ --   $     2  $   266    $  2,728
Net realized gains (losses).........................    111,504      49,492    (3)   (5,219)     452        (299)
Change in unrealized gains (losses).................   (173,366)    166,275   (28)    5,208    3,635       3,590
                                                     ----------  ----------  ----   -------   -------   --------
Increase (decrease) in net assets from operations...    (86,717)    174,271   (31)       (9)   4,353       6,019
                                                     ----------  ----------  ----   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      3,137      28,001    --        --       --          --
Benefit payments....................................         --          --    --        --       --          --
Payments on termination.............................   (127,629)    (88,439)   --        --   (5,770)    (13,621)
Contract Maintenance Charge.........................    (14,637)    (14,207)   (1)       (1)     (25)        (25)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (461,202)    262,682    (1)   (6,909)      --        (536)
                                                     ----------  ----------  ----   -------   -------   --------
Increase (decrease) in net assets from contract
 transactions.......................................   (600,331)    188,037    (2)   (6,910)  (5,795)    (14,182)
                                                     ----------  ----------  ----   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS...................   (687,048)    362,308   (33)   (6,919)  (1,442)     (8,163)
NET ASSETS AT BEGINNING OF PERIOD...................  3,765,891   3,403,583   595     7,514   50,531      58,694
                                                     ----------  ----------  ----   -------   -------   --------
NET ASSETS AT END OF PERIOD......................... $3,078,843  $3,765,891  $562   $   595  $49,089    $ 50,531
                                                     ==========  ==========  ====   =======   =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    377,732     360,640    81     1,157    4,292       5,584
       Units issued.................................     85,118     121,897    --        --       --          52
       Units redeemed...............................   (149,880)   (104,805)   --    (1,076)    (461)     (1,344)
                                                     ----------  ----------  ----   -------   -------   --------
    Units outstanding at end of period..............    312,970     377,732    81        81    3,831       4,292
                                                     ==========  ==========  ====   =======   =======   ========

--------
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED          ADVANCED          ADVANCED
                                                        SERIES TRUST      SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                     -----------------  ----------------  ----------------
                                                            AST
                                                          MARSICO              AST               AST
                                                       CAPITAL GROWTH   MFS GLOBAL EQUITY    MFS GROWTH
                                                     -----------------  ----------------  ----------------
                                                       2011     2010      2011     2010     2011     2010
                                                     -------  --------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (967) $   (600) $  (318) $  (279) $  (120) $  (152)
Net realized gains (losses).........................      18    (3,958)     (48)  (1,742)     191      (18)
Change in unrealized gains (losses).................    (900)   15,680   (1,407)   5,847     (289)   1,820
                                                     -------  --------  -------  -------  -------  -------
Increase (decrease) in net assets from operations...  (1,849)   11,122   (1,773)   3,826     (218)   1,650
                                                     -------  --------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --       --       --       --       --
Benefit payments....................................      --        --       --       --       --       --
Payments on termination.............................    (630)  (12,651)      --   (5,353)  (1,458)  (1,374)
Contract Maintenance Charge.........................     (19)      (19)     (10)     (10)     (14)     (15)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1     1,444       --       --       --       --
                                                     -------  --------  -------  -------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    (648)  (11,226)     (10)  (5,363)  (1,472)  (1,389)
                                                     -------  --------  -------  -------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (2,497)     (104)  (1,783)  (1,537)  (1,690)     261
NET ASSETS AT BEGINNING OF PERIOD...................  76,574    76,678   41,110   42,647   15,981   15,720
                                                     -------  --------  -------  -------  -------  -------
NET ASSETS AT END OF PERIOD......................... $74,077  $ 76,574  $39,327  $41,110  $14,291  $15,981
                                                     =======  ========  =======  =======  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   8,457     9,969    4,196    4,816    1,716    1,882
       Units issued.................................      --       404       --       --       --       --
       Units redeemed...............................     (72)   (1,916)      (2)    (620)    (154)    (166)
                                                     -------  --------  -------  -------  -------  -------
    Units outstanding at end of period..............   8,385     8,457    4,194    4,196    1,562    1,716
                                                     =======  ========  =======  =======  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED             ADVANCED            ADVANCED
                                                       SERIES TRUST         SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ---------------------  ----------------
                                                                                                     AST
                                                        AST MID-CAP          AST MONEY        NEUBERGER BERMAN/
                                                           VALUE               MARKET         LSV MID-CAP VALUE
                                                     ----------------  ---------------------  ----------------
                                                       2011     2010      2011       2010       2011     2010
                                                     -------  -------  ---------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (335) $  (298) $  (7,518) $  (11,284) $  (170) $   (45)
Net realized gains (losses).........................     124     (176)        --          --      175     (354)
Change in unrealized gains (losses).................  (1,701)   7,059         (0)         --   (1,376)   7,373
                                                     -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets from operations...  (1,912)   6,585     (7,518)    (11,284)  (1,371)   6,974
                                                     -------  -------  ---------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --         --      40,526       --       --
Benefit payments....................................      --       --   (447,814)   (332,423)      --       --
Payments on termination.............................      --       --       (745)    (28,720)  (2,400)  (2,056)
Contract Maintenance Charge.........................     (15)     (14)      (192)       (247)     (28)     (27)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --      680    102,069    (144,921)    (202)    (649)
                                                     -------  -------  ---------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     (15)     666   (346,682)   (465,785)  (2,630)  (2,732)
                                                     -------  -------  ---------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (1,927)   7,251   (354,200)   (477,069)  (4,001)   4,242
NET ASSETS AT BEGINNING OF PERIOD...................  39,443   32,192    772,502   1,249,571   38,199   33,957
                                                     -------  -------  ---------  ----------  -------  -------
NET ASSETS AT END OF PERIOD......................... $37,516  $39,443  $ 418,302  $  772,502  $34,198  $38,199
                                                     =======  =======  =========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,975    3,952     77,091     123,460    3,949    4,276
       Units issued.................................      --      720      8,789      55,057      224      171
       Units redeemed...............................      (1)    (697)   (43,252)   (101,426)    (498)    (498)
                                                     -------  -------  ---------  ----------  -------  -------
    Units outstanding at end of period..............   3,974    3,975     42,628      77,091    3,675    3,949
                                                     =======  =======  =========  ==========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED          ADVANCED          ADVANCED
                                                       SERIES TRUST      SERIES TRUST      SERIES TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------  ---------------  -----------------
                                                                                               AST
                                                            AST              AST            PARAMETRIC
                                                     NEUBERGER BERMAN  NEUBERGER BERMAN  EMERGING MARKETS
                                                      MID-CAP GROWTH   SMALL-CAP GROWTH       EQUITY
                                                     ----------------  ---------------  -----------------
                                                       2011     2010   2011 (G)  2010     2011      2010
                                                     -------  -------  -------- ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (404) $  (354) $   (36) $  (93) $   (195) $  (289)
Net realized gains (losses).........................     409     (835)   1,855     (22)     (386)   3,517
Change in unrealized gains (losses).................      99    8,091     (883)  1,348    (6,898)   2,174
                                                     -------  -------  -------  ------  --------  -------
Increase (decrease) in net assets from operations...     104    6,902      936   1,233    (7,479)   5,402
                                                     -------  -------  -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --      --        --       --
Benefit payments....................................      --       --       --      --        --       --
Payments on termination.............................    (789)  (5,289)      --      --    (8,796)  (2,440)
Contract Maintenance Charge.........................     (10)     (10)      --      (6)     (116)     (95)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (245)    (579)  (8,621)   (292)      565    6,597
                                                     -------  -------  -------  ------  --------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,044)  (5,878)  (8,621)   (298)   (8,347)   4,062
                                                     -------  -------  -------  ------  --------  -------
INCREASE (DECREASE) IN NET ASSETS...................    (940)   1,024   (7,685)    935   (15,826)   9,464
NET ASSETS AT BEGINNING OF PERIOD...................  32,526   31,502    7,685   6,750    37,109   27,645
                                                     -------  -------  -------  ------  --------  -------
NET ASSETS AT END OF PERIOD......................... $31,586  $32,526  $    --  $7,685  $ 21,283  $37,109
                                                     =======  =======  =======  ======  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,381    4,161      841     876     3,368    3,016
       Units issued.................................     220      176       18      79     1,025    2,699
       Units redeemed...............................    (333)    (956)    (859)   (114)   (1,941)  (2,347)
                                                     -------  -------  -------  ------  --------  -------
    Units outstanding at end of period..............   3,268    3,381       --     841     2,452    3,368
                                                     =======  =======  =======  ======  ========  =======

--------
(g)For the period beginning January 03, 2011 and ended May 31, 2011

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      ADVANCED            ADVANCED               ADVANCED
                                                    SERIES TRUST        SERIES TRUST           SERIES TRUST
                                                     SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ------------------  -----------------------
                                                         AST                 AST
                                                        PIMCO               PIMCO                  AST
                                                  LIMITED MATURITY      TOTAL RETURN           PRESERVATION
                                                        BOND                BOND             ASSET ALLOCATION
                                                 ------------------  ------------------  -----------------------
                                                   2011      2010      2011      2010       2011         2010
                                                 --------  --------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (390) $  1,480  $    (64) $   (559) $  (57,171) $   (15,748)
Net realized gains (losses).....................    1,409    (2,790)   14,238     9,501     257,762      337,897
Change in unrealized gains (losses).............       75     5,059    (8,584)   13,194    (242,045)     418,793
                                                 --------  --------  --------  --------  ----------  -----------
Increase (decrease) in net assets from
 operations.....................................    1,094     3,749     5,590    22,136     (41,454)     740,942
                                                 --------  --------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --        --        --     176,581        2,594
Benefit payments................................       --        --        --        --          --           --
Payments on termination.........................   (7,000)  (52,945)   (2,273)  (21,737)   (376,648)    (650,220)
Contract Maintenance Charge.....................      (64)      (66)      (85)      (96)    (29,186)     (30,588)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       (1)    3,019      (151)   (4,880)    109,854     (530,290)
                                                 --------  --------  --------  --------  ----------  -----------
Increase (decrease) in net assets from contract
 transactions...................................   (7,065)  (49,992)   (2,509)  (26,713)   (119,399)  (1,208,504)
                                                 --------  --------  --------  --------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (5,971)  (46,243)    3,081    (4,577)   (160,853)    (467,562)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  113,722   159,965   407,721   412,298   8,337,288    8,804,850
                                                 --------  --------  --------  --------  ----------  -----------
NET ASSETS AT END OF PERIOD..................... $107,751  $113,722  $410,802  $407,721  $8,176,435  $ 8,337,288
                                                 ========  ========  ========  ========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    9,845    14,212    33,053    35,360     778,583      895,044
       Units issued.............................       --       311       221     4,427     179,226      125,024
       Units redeemed...........................     (611)   (4,678)     (420)   (6,734)   (189,425)    (241,485)
                                                 --------  --------  --------  --------  ----------  -----------
    Units outstanding at end of period..........    9,234     9,845    32,854    33,053     768,384      778,583
                                                 ========  ========  ========  ========  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED            ADVANCED           ADVANCED
                                                       SERIES TRUST        SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  -------------------   --------------
                                                            AST                AST
                                                          QMA US       SCHRODERS MULTI-ASSET       AST
                                                       EQUITY ALPHA      WORLD STRATEGIES    SMALL-CAP GROWTH
                                                     ----------------  -------------------   --------------
                                                       2011     2010      2011       2010     2011     2010
                                                     -------  -------  ---------   --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (167) $  (164) $   1,058   $ (6,833) $  (36)  $  (25)
Net realized gains (losses).........................     348     (154)    43,148     24,709     101      166
Change in unrealized gains (losses).................     327    3,678   (109,998)    54,863    (171)     582
                                                     -------  -------  ---------   --------  ------   ------
Increase (decrease) in net assets from operations...     508    3,360    (65,792)    72,739    (106)     723
                                                     -------  -------  ---------   --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --        319     42,337      --       --
Benefit payments....................................      --       --         --         --      --       --
Payments on termination.............................      --   (2,359)   (40,142)   (20,329)     --       --
Contract Maintenance Charge.........................     (13)     (12)    (4,232)    (4,051)     (3)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (357)  (1,427)   (80,486)   (74,665)    (14)    (277)
                                                     -------  -------  ---------   --------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................    (370)  (3,798)  (124,541)   (56,708)    (17)    (280)
                                                     -------  -------  ---------   --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................     138     (438)  (190,333)    16,031    (123)     443
NET ASSETS AT BEGINNING OF PERIOD...................  28,675   29,113    812,854    796,823   2,908    2,465
                                                     -------  -------  ---------   --------  ------   ------
NET ASSETS AT END OF PERIOD......................... $28,813  $28,675  $ 622,521   $812,854  $2,785   $2,908
                                                     =======  =======  =========   ========  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,550    4,096     82,234     88,820     257      294
       Units issued.................................     350      272     41,583     11,630     102       53
       Units redeemed...............................    (409)    (818)   (57,571)   (18,216)   (108)     (90)
                                                     -------  -------  ---------   --------  ------   ------
    Units outstanding at end of period..............   3,491    3,550     66,246     82,234     251      257
                                                     =======  =======  =========   ========  ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                         ADVANCED             ADVANCED              ADVANCED
                                                       SERIES TRUST         SERIES TRUST          SERIES TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  ----------------------  -----------------
                                                                                 AST                  AST
                                                            AST             T. ROWE PRICE        T. ROWE PRICE
                                                      SMALL-CAP VALUE     ASSET ALLOCATION     EQUITY INCOME (H)
                                                     ----------------  ----------------------  -----------------
                                                       2011     2010      2011        2010       2011     2010
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (256) $  (267) $  (32,911) $  (33,105) $  (317) $   (162)
Net realized gains (losses).........................     496      274     182,088      77,342     (310)   (5,544)
Change in unrealized gains (losses).................  (2,629)   6,617    (212,025)    436,118     (882)    9,650
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from operations...  (2,389)   6,624     (62,848)    480,355   (1,509)    3,944
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --       2,137     297,198       --        --
Benefit payments....................................      --       --          --          --       --        --
Payments on termination.............................    (842)    (603)   (116,679)   (255,217)  (1,254)  (12,278)
Contract Maintenance Charge.........................     (19)     (19)    (10,737)     (9,902)     (11)      (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (164)    (339)   (503,436)    222,959       --     2,902
                                                     -------  -------  ----------  ----------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,025)    (961)   (628,715)    255,038   (1,265)   (9,387)
                                                     -------  -------  ----------  ----------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (3,414)   5,663    (691,563)    735,393   (2,774)   (5,443)
NET ASSETS AT BEGINNING OF PERIOD...................  33,520   27,857   5,927,009   5,191,616   46,371    51,814
                                                     -------  -------  ----------  ----------  -------  --------
NET ASSETS AT END OF PERIOD......................... $30,106  $33,520  $5,235,446  $5,927,009  $43,597  $ 46,371
                                                     =======  =======  ==========  ==========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   3,279    3,387     595,277     571,535    6,324     7,834
       Units issued.................................     108      108     149,186     168,815       --       895
       Units redeemed...............................    (212)    (216)   (220,638)   (145,073)    (169)   (2,405)
                                                     -------  -------  ----------  ----------  -------  --------
    Units outstanding at end of period..............   3,175    3,279     523,825     595,277    6,155     6,324
                                                     =======  =======  ==========  ==========  =======  ========

--------
(h)Previously known as AST AllianceBernstein Core Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                            AST                AST
                                                       T. ROWE PRICE      T. ROWE PRICE           AST
                                                           GLOBAL           LARGE-CAP        T. ROWE PRICE
                                                            BOND             GROWTH        NATURAL RESOURCES
                                                     -----------------  ----------------  ------------------
                                                       2011     2010      2011     2010     2011      2010
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ 1,159  $  1,463  $  (440) $  (486) $ (1,121) $ (1,171)
Net realized gains (losses).........................     683      (590)     224      130    (1,146)   (7,711)
Change in unrealized gains (losses).................     707     2,971     (815)   4,144   (21,080)   28,652
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from operations...   2,549     3,844   (1,031)   3,788   (23,347)   19,770
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --       --       --    12,060       502
Benefit payments....................................      --        --       --       --        --        --
Payments on termination.............................  (2,245)  (24,892)      --       --    (3,864)  (13,575)
Contract Maintenance Charge.........................     (55)      (63)     (17)     (16)      (67)      (72)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (77)    3,306      (17)  (9,403)    5,195   (13,236)
                                                     -------  --------  -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,377)  (21,649)     (34)  (9,419)   13,324   (26,381)
                                                     -------  --------  -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................     172   (17,805)  (1,065)  (5,631)  (10,023)   (6,611)
NET ASSETS AT BEGINNING OF PERIOD...................  94,787   112,592   32,964   38,595   124,004   130,615
                                                     -------  --------  -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $94,959  $ 94,787  $31,899  $32,964  $113,981  $124,004
                                                     =======  ========  =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   8,040     9,952    3,221    4,313    12,348    15,440
       Units issued.................................      40       466      118       61     3,336     1,771
       Units redeemed...............................    (236)   (2,378)    (126)  (1,153)   (2,163)   (4,863)
                                                     -------  --------  -------  -------  --------  --------
    Units outstanding at end of period..............   7,844     8,040    3,213    3,221    13,521    12,348
                                                     =======  ========  =======  =======  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          ADVANCED              ADVANCED           ADVANCED
                                                        SERIES TRUST          SERIES TRUST       SERIES TRUST
                                                         SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                                     ------------------  ----------------------  ------------
                                                                                FRANKLIN
                                                       AST WELLINGTON         TEMPLETON VIP
                                                         MANAGEMENT          FOUNDING FUNDS         PROFUND
                                                      HEDGED EQUITY (I)        ALLOCATION        VP FINANCIALS
                                                     ------------------  ----------------------  ------------
                                                       2011      2010       2011        2010      2011   2010
                                                     --------  --------  ----------  ----------  ------  ----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $ (1,397) $ (1,122) $  (42,323) $   23,271  $  (33) $ (5)
Net realized gains (losses).........................    1,133       274     173,785     134,227      (3)   --
Change in unrealized gains (losses).................   (5,653)   13,798    (312,220)     59,702    (358)    3
                                                     --------  --------  ----------  ----------  ------  ----
Increase (decrease) in net assets from operations...   (5,917)   12,950    (180,758)    217,200    (394)   (2)
                                                     --------  --------  ----------  ----------  ------  ----
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       --        --      15,382      47,303     550   502
Benefit payments....................................       --        --          --          --      --    --
Payments on termination.............................   (1,365)       --    (187,567)    (70,679)     --    --
Contract Maintenance Charge.........................      (57)      (59)    (16,653)    (16,662)     (1)   --
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      (67)   (6,072)   (516,494)     (2,214)  2,033     1
                                                     --------  --------  ----------  ----------  ------  ----
Increase (decrease) in net assets from contract
 transactions.......................................   (1,489)   (6,131)   (705,332)    (42,252)  2,582   503
                                                     --------  --------  ----------  ----------  ------  ----
INCREASE (DECREASE) IN NET ASSETS...................   (7,406)    6,819    (886,090)    174,948   2,188   501
NET ASSETS AT BEGINNING OF PERIOD...................  113,872   107,053   3,274,217   3,099,269     501    --
                                                     --------  --------  ----------  ----------  ------  ----
NET ASSETS AT END OF PERIOD......................... $106,466  $113,872  $2,388,127  $3,274,217  $2,689  $501
                                                     ========  ========  ==========  ==========  ======  ====
UNITS OUTSTANDING
    Units outstanding at beginning of period........   13,556    14,383     352,994     363,140      77    --
       Units issued.................................    1,400     1,187     117,776     174,265     408    77
       Units redeemed...............................   (1,623)   (2,014)   (205,064)   (184,411)     --    --
                                                     --------  --------  ----------  ----------  ------  ----
    Units outstanding at end of period..............   13,333    13,556     265,706     352,994     485    77
                                                     ========  ========  ==========  ==========  ======  ====

--------
(i)Previously known as AST Aggressive Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                    ADVANCED        ADVANCED       ADVANCED
                                                                  SERIES TRUST    SERIES TRUST   SERIES TRUST
                                                                   SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                                                  ------------   --------------  --------------
                                                                                     PROFUND       PROFUND
                                                                     PROFUND       VP MID-CAP      VP TELE-
                                                                  VP HEALTH CARE      VALUE      COMMUNICATIONS
                                                                  ------------   --------------  --------------
                                                                   2011    2010   2011    2010    2011    2010
                                                                  ------   ----  ------  ------  ------   ----
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)..................................... $  (30)  $ (5) $  (57) $  (46) $   41   $ 10
Net realized gains (losses)......................................      2     (2)     34      26       1     --
Change in unrealized gains (losses)..............................    226     (5)   (208)    701       1     87
                                                                  ------   ----  ------  ------  ------   ----
Increase (decrease) in net assets from operations................    198    (12)   (231)    681      43     97
                                                                  ------   ----  ------  ------  ------   ----
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.........................................................    550    502      --      --     550    502
Benefit payments.................................................     --     --      --      --      --     --
Payments on termination..........................................     --     --      --      --      --     --
Contract Maintenance Charge......................................     (1)    --     (10)     (9)     (1)    --
Transfers among the sub-accounts and with the Fixed Account--net.  2,055     --      --      --   1,941      1
                                                                  ------   ----  ------  ------  ------   ----
Increase (decrease) in net assets from contract transactions.....  2,604    502     (10)     (9)  2,490    503
                                                                  ------   ----  ------  ------  ------   ----
INCREASE (DECREASE) IN NET ASSETS................................  2,802    490    (241)    672   2,533    600
NET ASSETS AT BEGINNING OF PERIOD................................    491      1   4,327   3,655     600     --
                                                                  ------   ----  ------  ------  ------   ----
NET ASSETS AT END OF PERIOD...................................... $3,293   $491  $4,086  $4,327  $3,133   $600
                                                                  ======   ====  ======  ======  ======   ====
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................     49     --     437     438      68     --
       Units issued..............................................    255     49      --      --     288     68
       Units redeemed............................................      1     --      (1)     (1)     --     --
                                                                  ------   ----  ------  ------  ------   ----
    Units outstanding at end of period...........................    305     49     436     437     356     68
                                                                  ======   ====  ======  ======  ======   ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                     ALLIANCE                   ALLIANCE
                                               ADVANCED         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                             SERIES TRUST       PRODUCT SERIES FUND        PRODUCT SERIES FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
                                           ----------------  ------------------------  --------------------------
                                                PROFUND              ALLIANCE            ALLIANCE BERNSTEIN VPS
                                             VP UTILITIES      BERNSTEIN VPS GROWTH          GROWTH & INCOME
                                           ----------------  ------------------------  --------------------------
                                             2011     2010       2011         2010         2011          2010
                                           -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   464  $   461  $  (412,028) $  (426,647) $   (375,760) $ (1,197,887)
Net realized gains (losses)...............     293      270      794,789        5,846    (3,254,801)   (4,465,873)
Change in unrealized gains (losses).......   6,158    1,830     (444,175)   3,591,488     6,661,474    13,071,892
                                           -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations...............................   6,915    2,561      (61,414)   3,170,687     3,030,913     7,408,132
                                           -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --       --       26,052        2,368        13,229        96,413
Benefit payments..........................      --       --     (595,284)    (506,687)   (2,082,472)   (1,593,608)
Payments on termination...................  (1,071)  (3,789)  (3,197,043)  (2,686,086)   (8,247,752)   (6,115,684)
Contract Maintenance Charge...............     (27)     (26)     (60,439)     (71,912)      (84,596)      (97,107)
Transfers among the sub-accounts and with
 the Fixed Account--net...................       1   16,614   (1,017,086)  (1,131,161)   (5,752,115)   (2,627,279)
                                           -------  -------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions....................  (1,097)  12,799   (4,843,800)  (4,393,478)  (16,153,706)  (10,337,265)
                                           -------  -------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS...................................   5,818   15,360   (4,905,214)  (1,222,791)  (13,122,793)   (2,929,133)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  44,062   28,702   27,157,575   28,380,366    73,511,275    76,440,408
                                           -------  -------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF PERIOD............... $49,880  $44,062  $22,252,361  $27,157,575  $ 60,388,482  $ 73,511,275
                                           =======  =======  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   5,357    3,642    2,945,967    3,442,288     6,809,249     7,865,531
       Units issued.......................      --    2,193       84,667       68,292       173,750       168,461
       Units redeemed.....................    (119)    (478)    (636,874)    (564,613)   (1,579,681)   (1,224,743)
                                           -------  -------  -----------  -----------  ------------  ------------
    Units outstanding at end of period....   5,238    5,357    2,393,760    2,945,967     5,403,318     6,809,249
                                           =======  =======  ===========  ===========  ============  ============


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                               ALLIANCE                  ALLIANCE                  ALLIANCE
                                          BERNSTEIN VARIABLE        BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                          PRODUCT SERIES FUND       PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                        ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                          INTERNATIONAL VALUE        LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                       ------------------------  ------------------------  ------------------------
                                           2011         2010         2011         2010         2011         2010
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   392,248  $   195,133  $  (300,393) $  (288,453) $  (318,065) $  (350,180)
Net realized gains (losses)...........  (1,074,573)  (1,561,063)     514,708       15,680      414,516     (142,595)
Change in unrealized gains
 (losses).............................  (3,045,290)   1,965,294   (1,035,026)   1,730,774   (2,382,958)   6,055,299
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................  (3,727,615)     599,364     (820,711)   1,458,001   (2,286,507)   5,562,524
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       5,738        3,407       14,700        5,942       15,689       80,140
Benefit payments......................    (425,476)    (392,236)    (438,015)    (443,764)    (243,293)    (400,828)
Payments on termination...............  (2,675,868)  (2,451,057)  (2,020,544)  (2,263,247)  (3,517,449)  (3,300,360)
Contract Maintenance Charge...........     (79,708)    (101,318)     (19,346)     (23,689)     (92,072)    (119,653)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................   1,294,197      418,758     (563,766)    (528,037)  (1,013,765)    (798,694)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (1,881,117)  (2,522,446)  (3,026,971)  (3,252,795)  (4,850,890)  (4,539,395)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (5,608,732)  (1,923,082)  (3,847,682)  (1,794,794)  (7,137,397)   1,023,129
NET ASSETS AT BEGINNING
 OF PERIOD............................  20,933,861   22,856,943   20,928,601   22,723,395   26,111,672   25,088,543
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $15,325,129  $20,933,861  $17,080,919  $20,928,601  $18,974,275  $26,111,672
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,052,069    2,299,100    2,883,560    3,398,290    1,262,619    1,511,438
       Units issued...................     268,157      278,976      110,249      116,188       42,115       60,898
       Units redeemed.................    (424,712)    (526,007)    (523,655)    (630,918)    (283,024)    (309,717)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   1,895,514    2,052,069    2,470,154    2,883,560    1,021,710    1,262,619
                                       ===========  ===========  ===========  ===========  ===========  ===========


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                            ALLIANCE              AMERICAN          AMERICAN
                                                       BERNSTEIN VARIABLE     CENTURY VARIABLE  CENTURY VARIABLE
                                                       PRODUCT SERIES FUND    PORTFOLIOS, INC.  PORTFOLIOS, INC.
                                                           SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ----------------------  -----------------  ----------------
                                                            ALLIANCE          AMERICAN CENTURY  AMERICAN CENTURY
                                                       BERNSTEIN VPS VALUE      VP BALANCED     VP INTERNATIONAL
                                                     ----------------------  -----------------  ----------------
                                                        2011        2010       2011     2010     2011   2010 (AG)
                                                     ----------  ----------  -------  --------  ------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (8,399) $    2,108  $    48  $     36  $   (3)  $   41
Net realized gains (losses).........................   (135,933)   (147,462)     (51)   (1,893)      8        2
Change in unrealized gains (losses).................     56,699     335,781      395     2,816    (654)     636
                                                     ----------  ----------  -------  --------  ------   ------
Increase (decrease) in net assets from operations...    (87,633)    190,427      392       959    (649)     679
                                                     ----------  ----------  -------  --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --          --       --        --      --       --
Benefit payments....................................    (85,600)    (18,368)      --        --      --       --
Payments on termination.............................   (261,184)   (220,092)    (684)     (617)     --       --
Contract Maintenance Charge.........................     (6,771)     (9,703)      --        --      (4)      (4)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (214,227)   (102,245)      --    (9,521)     --    4,210
                                                     ----------  ----------  -------  --------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................   (567,782)   (350,408)    (684)  (10,138)     (4)   4,206
                                                     ----------  ----------  -------  --------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................   (655,415)   (159,981)    (292)   (9,179)   (653)   4,885
NET ASSETS AT BEGINNING OF PERIOD...................  2,097,886   2,257,867   10,650    19,829   4,885       --
                                                     ----------  ----------  -------  --------  ------   ------
NET ASSETS AT END OF PERIOD......................... $1,442,471  $2,097,886  $10,358  $ 10,650  $4,232   $4,885
                                                     ==========  ==========  =======  ========  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    231,115     272,285      688     1,410     322       --
       Units issued.................................      9,139      11,015       --        --      --      322
       Units redeemed...............................    (72,783)    (52,185)     (43)     (722)     --       --
                                                     ----------  ----------  -------  --------  ------   ------
    Units outstanding at end of period..............    167,471     231,115      645       688     322      322
                                                     ==========  ==========  =======  ========  ======   ======

--------
(ag)For the period beginning January 27, 2010 and ended December 31, 2010

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK      DREYFUS VARIABLE
                                                     GROWTH FUND, INC.         INDEX FUND        INVESTMENT FUND
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     -------------------  -------------------  ------------------
                                                          DREYFUS
                                                         SOCIALLY
                                                        RESPONSIBLE          DREYFUS STOCK
                                                        GROWTH FUND            INDEX FUND      VIF GROWTH & INCOME
                                                     -------------------  -------------------  ------------------
                                                       2011       2010      2011       2010      2011      2010
                                                      -------   -------   --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (75)   $   (97)  $  1,897  $   1,715  $   (246) $   (270)
Net realized gains (losses).........................   1,518     (2,520)     5,617      2,100    (2,439)   (3,300)
Change in unrealized gains (losses).................  (2,018)     4,619     (7,207)    58,302      (803)   22,524
                                                      -------   -------   --------  ---------  --------  --------
Increase (decrease) in net assets from operations...    (575)     2,002        307     62,117    (3,488)   18,954
                                                      -------   -------   --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --         --         --         --        --        --
Benefit payments....................................      --         --     (6,902)    (2,620)   (4,524)       --
Payments on termination.............................  (3,792)        --    (10,390)   (97,679)  (30,153)  (14,743)
Contract Maintenance Charge.........................      (9)        (9)      (344)      (386)      (98)     (106)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       6     (8,159)   (13,336)   (16,102)       47      (170)
                                                      -------   -------   --------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (3,795)    (8,168)   (30,972)  (116,787)  (34,728)  (15,019)
                                                      -------   -------   --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (4,370)    (6,166)   (30,665)   (54,670)  (38,216)    3,935
NET ASSETS AT BEGINNING OF PERIOD...................  18,353     24,519    472,436    527,106   125,793   121,858
                                                      -------   -------   --------  ---------  --------  --------
NET ASSETS AT END OF PERIOD......................... $13,983    $18,353   $441,771  $ 472,436  $ 87,577  $125,793
                                                      =======   =======   ========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,915      2,851     42,099     53,438    11,393    12,829
       Units issued.................................      --         --      3,040      4,568         4        --
       Units redeemed...............................    (515)      (936)    (6,215)   (15,907)   (3,135)   (1,436)
                                                      -------   -------   --------  ---------  --------  --------
    Units outstanding at end of period..............   1,400      1,915     38,924     42,099     8,262    11,393
                                                      =======   =======   ========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    DREYFUS VARIABLE        DWS VARIABLE          DWS VARIABLE
                                                    INVESTMENT FUND     INVESTMENT SERIES I    INVESTMENT SERIES I
                                                      SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  -------------------  ----------------------
                                                          VIF                                          DWS
                                                      MONEY MARKET         DWS BOND VIP A     CAPITAL GROWTH VIP A
                                                 ---------------------  -------------------  ----------------------
                                                    2011       2010        2011      2010       2011        2010
                                                 ---------  ----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (9,598) $  (12,642) $  30,828  $ 19,172  $      271  $    2,578
Net realized gains (losses).....................        --          --    (62,798)  (28,568)     44,860      25,740
Change in unrealized gains (losses).............        --          --     53,772    41,679    (102,810)    135,218
                                                 ---------  ----------  ---------  --------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (9,598)    (12,642)    21,802    32,283     (57,679)    163,536
                                                 ---------  ----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       650      71,065         --        --       1,500       1,500
Benefit payments................................   (15,227)    102,051     (4,398)   (2,307)     (1,745)     (4,050)
Payments on termination.........................  (458,625)   (464,271)  (151,273)  (20,950)    (34,388)   (275,523)
Contract Maintenance Charge.....................      (256)       (384)        --        --          --          --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   356,972     (57,171)   (96,530)   (7,385)   (109,776)     15,902
                                                 ---------  ----------  ---------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (116,486)   (348,710)  (252,201)  (30,642)   (144,409)   (262,171)
                                                 ---------  ----------  ---------  --------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (126,084)   (361,352)  (230,399)    1,641    (202,088)    (98,635)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   702,889   1,064,241    525,945   524,304   1,169,331   1,267,966
                                                 ---------  ----------  ---------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $ 576,805  $  702,889  $ 295,546  $525,945  $  967,243  $1,169,331
                                                 =========  ==========  =========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    64,599      97,043     37,888    40,060      94,538     118,804
       Units issued.............................    42,450      39,695     47,428    15,665      25,899      10,170
       Units redeemed...........................   (53,586)    (72,139)   (65,025)  (17,837)    (37,952)    (34,436)
                                                 ---------  ----------  ---------  --------  ----------  ----------
    Units outstanding at end of period..........    53,463      64,599     20,291    37,888      82,485      94,538
                                                 =========  ==========  =========  ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      DWS VARIABLE           DWS VARIABLE         DWS VARIABLE
                                                   INVESTMENT SERIES I   INVESTMENT SERIES I  INVESTMENT SERIES I
                                                       SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                 ----------------------  -------------------  -------------------
                                                    DWS GLOBAL SMALL        DWS GROWTH AND     DWS INTERNATIONAL
                                                  CAP GROWTH VIP A (J)       INCOME VIP A            VIP A
                                                 ----------------------  -------------------  -------------------
                                                    2011        2010       2011       2010      2011       2010
                                                 ----------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    9,178  $   (3,655) $  1,847  $   4,261  $  3,673  $   7,215
Net realized gains (losses).....................     11,128        (353)  (25,528)   (46,842)  (13,579)   (58,127)
Change in unrealized gains (losses).............   (151,443)    258,843    19,209     92,058   (51,919)    41,605
                                                 ----------  ----------  --------  ---------  --------  ---------
Increase (decrease) in net assets from
 operations.....................................   (131,137)    254,835    (4,472)    49,477   (61,825)    (9,307)
                                                 ----------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      5,105       4,880        --         --       480      1,080
Benefit payments................................     (1,696)    (16,182)   (1,965)    (2,232)     (477)    (3,971)
Payments on termination.........................    (34,064)   (176,639)  (25,079)   (75,815)  (22,313)   (69,422)
Contract Maintenance Charge.....................         --          --        --         --        --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    125,017     (76,165)   17,914    (24,559)  (12,784)   (57,023)
                                                 ----------  ----------  --------  ---------  --------  ---------
Increase (decrease) in net assets from contract
 transactions...................................     94,362    (264,106)   (9,130)  (102,606)  (35,094)  (129,336)
                                                 ----------  ----------  --------  ---------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    (36,775)     (9,271)  (13,602)   (53,129)  (96,919)  (138,643)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,090,612   1,099,883   419,061    472,190   385,446    524,089
                                                 ----------  ----------  --------  ---------  --------  ---------
NET ASSETS AT END OF PERIOD..................... $1,053,837  $1,090,612  $405,459  $ 419,061  $288,527  $ 385,446
                                                 ==========  ==========  ========  =========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     42,438      53,809    39,787     50,922    33,909     46,467
       Units issued.............................     14,103       5,517    23,657      6,467        73        161
       Units redeemed...........................    (10,709)    (16,888)  (24,610)   (17,602)   (3,277)   (12,719)
                                                 ----------  ----------  --------  ---------  --------  ---------
    Units outstanding at end of period..........     45,832      42,438    38,834     39,787    30,705     33,909
                                                 ==========  ==========  ========  =========  ========  =========

--------
(j)Previously known as DWS Global Opportunities VIP A

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      DWS VARIABLE           DWS VARIABLE         DWS VARIABLE
                                                  INVESTMENT SERIES II   INVESTMENT SERIES II  INVESTMENT SERIES II
                                                       SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
                                                 ----------------------  --------------------  ------------------
                                                                                  DWS           DWS SMALL MID CAP
                                                  DWS BALANCED VIP A II  MONEY MARKET VIP A II GROWTH VIP A II (K)
                                                 ----------------------  --------------------  ------------------
                                                    2011        2010        2011       2010      2011       2010
                                                 ----------  ----------  ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   11,645  $   34,971  $  (2,093) $  (3,386) $   (736)  $ (2,370)
Net realized gains (losses).....................      6,186        (187)        --         --    23,878    (15,002)
Change in unrealized gains (losses).............    (44,163)    116,215         --         --   (33,303)    96,083
                                                 ----------  ----------  ---------  ---------  --------   --------
Increase (decrease) in net assets from
 operations.....................................    (26,332)    150,999     (2,093)    (3,386)  (10,161)    78,711
                                                 ----------  ----------  ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --          --    177,179         --       540        540
Benefit payments................................    (23,070)     (9,756)    (8,369)        --        --     (5,845)
Payments on termination.........................   (119,441)   (317,709)   (24,146)   (15,732)   (8,526)   (62,343)
Contract Maintenance Charge.....................         --          --         --         --        --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (88,249)     18,179   (238,875)  (221,971)  (25,609)     9,681
                                                 ----------  ----------  ---------  ---------  --------   --------
Increase (decrease) in net assets from contract
 transactions...................................   (230,760)   (309,286)   (94,211)  (237,703)  (33,595)   (57,967)
                                                 ----------  ----------  ---------  ---------  --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (257,092)   (158,287)   (96,304)  (241,089)  (43,756)    20,744
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,442,333   1,600,620    354,957    596,046   367,566    346,822
                                                 ----------  ----------  ---------  ---------  --------   --------
NET ASSETS AT END OF PERIOD..................... $1,185,241  $1,442,333  $ 258,653  $ 354,957  $323,810   $367,566
                                                 ==========  ==========  =========  =========  ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    121,881     149,344     33,575     55,955    31,970     38,752
       Units issued.............................      6,198       3,007     43,434     15,255    25,396      6,275
       Units redeemed...........................    (25,721)    (30,470)   (52,356)   (37,635)  (27,840)   (13,057)
                                                 ----------  ----------  ---------  ---------  --------   --------
    Units outstanding at end of period..........    102,358     121,881     24,653     33,575    29,526     31,970
                                                 ==========  ==========  =========  =========  ========   ========

--------
(k)Previously known as DWS Small Cap Growth VIP A II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                 FIDELITY VARIABLE
                                                  FEDERATED             FIDELITY VARIABLE       INSURANCE PRODUCTS
                                              INSURANCE SERIES       INSURANCE PRODUCTS FUND           FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  ------------------------  ----------------------
                                                  FEDERATED
                                             PRIME MONEY FUND II         VIP CONTRAFUND          VIP EQUITY-INCOME
                                          ------------------------  ------------------------  ----------------------
                                              2011         2010         2011         2010        2011        2010
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (141,129) $  (194,464) $   (23,749) $   (13,195) $    9,867  $    3,384
Net realized gains (losses)..............          --           --       11,478     (264,017)    (26,801)    (74,627)
Change in unrealized gains (losses)......          --           --     (141,592)   1,197,876      12,210     206,521
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    (141,129)    (194,464)    (153,863)     920,664      (4,724)    135,278
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,660        8,683       45,483       36,413       1,396         400
Benefit payments.........................    (410,788)    (836,215)      (1,402)     (62,617)    (32,486)    (75,200)
Payments on termination..................  (2,028,744)  (3,139,727)  (1,060,837)  (1,367,997)   (117,565)   (150,061)
Contract Maintenance Charge..............      (8,270)     (10,219)      (5,208)      (6,066)       (523)       (630)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     160,513     (581,128)    (531,259)    (121,682)    (13,032)    (47,526)
                                          -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (2,284,629)  (4,558,606)  (1,553,223)  (1,521,949)   (162,210)   (273,017)
                                          -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,425,758)  (4,753,070)  (1,707,086)    (601,285)   (166,934)   (137,739)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,241,512   15,994,582    6,551,941    7,153,226   1,087,100   1,224,839
                                          -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD.............. $ 8,815,754  $11,241,512  $ 4,844,855  $ 6,551,941  $  920,166  $1,087,100
                                          ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     916,815    1,287,483      416,956      526,191      85,799     109,366
       Units issued......................      57,753       52,241       22,229       34,865       2,627       5,258
       Units redeemed....................    (247,833)    (422,909)    (116,944)    (144,100)    (15,380)    (28,825)
                                          -----------  -----------  -----------  -----------  ----------  ----------
    Units outstanding at end of period...     726,735      916,815      322,241      416,956      73,046      85,799
                                          ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    FIDELITY VARIABLE       FIDELITY VARIABLE       FIDELITY VARIABLE
                                                 INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  ----------------------  -----------------------
                                                       VIP GROWTH            VIP HIGH INCOME          VIP INDEX 500
                                                 ----------------------  ----------------------  -----------------------
                                                    2011        2010        2011        2010         2011        2010
                                                 ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (32,612) $  (36,613) $   54,987  $   77,438  $    20,460  $   26,091
Net realized gains (losses).....................     44,707    (181,565)    (22,706)    (27,380)     208,663      72,533
Change in unrealized gains (losses).............    (34,590)    867,975      (3,888)     96,864     (160,427)    524,321
                                                 ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (22,495)    649,797      28,393     146,922       68,696     622,945
                                                 ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     25,188      27,624       3,735       4,316       20,564      32,893
Benefit payments................................    (37,850)    (12,429)      2,551     (16,937)     (30,443)    (33,939)
Payments on termination.........................   (447,624)   (590,582)   (216,513)   (223,302)    (867,310)   (819,480)
Contract Maintenance Charge.....................     (4,083)     (4,584)       (944)     (1,035)      (3,932)     (4,585)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   (125,137)    (35,485)    (61,019)     34,961     (266,372)     56,869
                                                 ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (589,506)   (615,456)   (272,190)   (201,997)  (1,147,493)   (768,242)
                                                 ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (612,001)     34,341    (243,797)    (55,075)  (1,078,797)   (145,297)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,520,634   3,486,293   1,259,174   1,314,249    5,107,949   5,253,246
                                                 ----------  ----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF PERIOD..................... $2,908,633  $3,520,634  $1,015,377  $1,259,174  $ 4,029,152  $5,107,949
                                                 ==========  ==========  ==========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    383,708     460,281      97,881     114,666      535,909     621,923
       Units issued.............................     18,500      38,404      14,169      12,311       27,921      29,526
       Units redeemed...........................    (81,277)   (114,977)    (35,526)    (29,096)    (142,372)   (115,540)
                                                 ----------  ----------  ----------  ----------  -----------  ----------
    Units outstanding at end of period..........    320,931     383,708      76,524      97,881      421,458     535,909
                                                 ==========  ==========  ==========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                        FIDELITY
                                                                                                        VARIABLE
                                                                                                       INSURANCE
                                                      FIDELITY VARIABLE       FIDELITY VARIABLE      PRODUCTS FUND
                                                   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
                                                         SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                   ----------------------  ----------------------  -----------------
                                                                                                       VIP ASSET
                                                             VIP                                     MANAGER GROWTH
                                                    INVESTMENT GRADE BOND       VIP OVERSEAS       (SERVICE CLASS 2)
                                                   ----------------------  ----------------------  -----------------
                                                      2011        2010        2011        2010       2011      2010
                                                   ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $   25,880  $   45,092  $     (542) $      494  $   (479) $  (579)
Net realized gains (losses).......................     73,972      47,526     (15,265)    (83,942)    7,560    1,164
Change in unrealized gains (losses)...............      5,275      50,752    (192,264)    209,554   (16,951)  11,259
                                                   ----------  ----------  ----------  ----------  --------  -------
Increase (decrease) in net assets from operations.    105,127     143,370    (208,071)    126,106    (9,870)  11,844
                                                   ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      5,864       6,269       6,339      13,780        --       --
Benefit payments..................................     (9,904)    (61,833)     19,423      (3,801)       --       --
Payments on termination...........................   (406,525)   (549,089)   (162,288)   (176,418)  (45,573)  (4,631)
Contract Maintenance Charge.......................     (1,537)     (1,883)     (1,171)     (1,397)       (5)      --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   (248,399)    158,180    (198,422)     34,758     9,479       --
                                                   ----------  ----------  ----------  ----------  --------  -------
Increase (decrease) in net assets from contract
 transactions.....................................   (660,501)   (448,356)   (336,119)   (133,078)  (36,099)  (4,631)
                                                   ----------  ----------  ----------  ----------  --------  -------
INCREASE (DECREASE) IN NET ASSETS.................   (555,374)   (304,986)   (544,190)     (6,972)  (45,969)   7,213
NET ASSETS AT BEGINNING OF PERIOD.................  2,070,659   2,375,645   1,479,165   1,486,137    95,258   88,045
                                                   ----------  ----------  ----------  ----------  --------  -------
NET ASSETS AT END OF PERIOD....................... $1,515,285  $2,070,659  $  934,975  $1,479,165  $ 49,289  $95,258
                                                   ==========  ==========  ==========  ==========  ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period......    120,751     147,457     128,034     143,018     8,119    8,576
       Units issued...............................      3,767      17,822       7,005      21,618     1,194       --
       Units redeemed.............................    (41,304)    (44,528)    (35,971)    (36,602)   (4,786)    (457)
                                                   ----------  ----------  ----------  ----------  --------  -------
    Units outstanding at end of period............     83,214     120,751      99,068     128,034     4,527    8,119
                                                   ==========  ==========  ==========  ==========  ========  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                FIDELITY VARIABLE        FIDELITY VARIABLE        FIDELITY VARIABLE
                                             INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                   SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           --------------------------  ---------------------   --------------------------
                                                 VIP CONTRAFUND          VIP EQUITY-INCOME         VIP FREEDOM 2010
                                                (SERVICE CLASS 2)        (SERVICE CLASS 2)     PORTFOLIO (SERVICE CLASS 2)
                                           --------------------------  ---------------------   --------------------------
                                               2011          2010         2011        2010        2011           2010
                                           ------------  ------------  ---------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (604,714) $   (475,803) $   4,015   $   (1,240) $   21,497    $    19,929
Net realized gains (losses)...............   (2,822,473)   (4,249,770)   (25,196)     (66,354)    104,593         75,226
Change in unrealized gains (losses).......      878,933    15,293,860     20,481      174,359    (305,141)       843,474
                                           ------------  ------------  ---------   ----------   ----------   -----------
Increase (decrease) in net assets from
 operations...............................   (2,548,254)   10,568,287       (700)     106,765    (179,051)       938,629
                                           ------------  ------------  ---------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      155,666        16,408         --        3,887      27,303         10,414
Benefit payments..........................   (1,489,980)   (1,319,185)   (35,136)     (14,651)   (129,009)      (300,105)
Payments on termination...................  (11,401,366)   (9,213,454)  (181,243)    (199,696)   (955,780)    (1,562,727)
Contract Maintenance Charge...............     (286,387)     (339,882)      (327)        (420)    (39,767)       (42,671)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (3,098,273)      402,738        185       (5,952)    747,779        508,472
                                           ------------  ------------  ---------   ----------   ----------   -----------
Increase (decrease) in net assets from
 contract transactions....................  (16,120,340)  (10,453,375)  (216,521)    (216,832)   (349,474)    (1,386,617)
                                           ------------  ------------  ---------   ----------   ----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (18,668,594)      114,912   (217,221)    (110,067)   (528,525)      (447,988)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   77,662,019    77,547,107    907,769    1,017,836   9,257,743      9,705,731
                                           ------------  ------------  ---------   ----------   ----------   -----------
NET ASSETS AT END OF PERIOD............... $ 58,993,425  $ 77,662,019  $ 690,548   $  907,769  $8,729,218    $ 9,257,743
                                           ============  ============  =========   ==========   ==========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    6,780,816     7,787,960     84,114      106,370     834,336        968,860
       Units issued.......................      395,281       493,420      2,460        3,725     140,915        181,211
       Units redeemed.....................   (1,777,770)   (1,500,564)   (22,051)     (25,981)   (171,049)      (315,735)
                                           ------------  ------------  ---------   ----------   ----------   -----------
    Units outstanding at end of period....    5,398,327     6,780,816     64,523       84,114     804,202        834,336
                                           ============  ============  =========   ==========   ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FIDELITY                  FIDELITY                FIDELITY
                                              VARIABLE INSURANCE        VARIABLE INSURANCE      VARIABLE INSURANCE
                                                 PRODUCTS FUND            PRODUCTS FUND            PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------------  -----------------------  ----------------------
                                                  VIP FREEDOM              VIP FREEDOM              VIP FREEDOM
                                                2020 PORTFOLIO            2030 PORTFOLIO         INCOME PORTFOLIO
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                           ------------------------  -----------------------  ----------------------
                                               2011         2010         2011        2010        2011        2010
                                           -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $     9,234  $    17,929  $    (1,843) $    7,990  $     (721) $   (4,636)
Net realized gains (losses)...............      86,429      (18,723)      54,987      12,092      25,930     124,505
Change in unrealized gains (losses).......    (286,775)     834,692     (104,202)    417,593     (46,140)     71,310
                                           -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    (191,112)     833,898      (51,058)    437,675     (20,931)    191,179
                                           -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       1,440       30,275       12,204         400      15,870      22,264
Benefit payments..........................    (168,950)     (27,743)          --     (14,855)    (42,752)    (61,382)
Payments on termination...................  (1,118,589)  (1,447,567)  (1,095,724)   (152,716)   (938,108)   (243,457)
Contract Maintenance Charge...............     (37,439)     (40,886)     (15,577)    (16,329)    (17,529)    (18,955)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     513,021      453,514     (240,080)    438,200     954,655    (369,590)
                                           -----------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................    (810,517)  (1,032,407)  (1,339,177)    254,700     (27,864)   (671,120)
                                           -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,001,629)    (198,509)  (1,390,235)    692,375     (48,795)   (479,941)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   7,167,565    7,366,074    3,559,609   2,867,234   3,212,530   3,692,471
                                           -----------  -----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 6,165,936  $ 7,167,565  $ 2,169,374  $3,559,609  $3,163,735  $3,212,530
                                           ===========  ===========  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     671,111      775,355      346,435     317,777     284,700     345,298
       Units issued.......................     181,833      110,194       79,183      61,992     101,539      66,084
       Units redeemed.....................    (258,133)    (214,438)    (205,360)    (33,334)   (105,737)   (126,682)
                                           -----------  -----------  -----------  ----------  ----------  ----------
    Units outstanding at end of period....     594,811      671,111      220,258     346,435     280,502     284,700
                                           ===========  ===========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           FIDELITY VARIABLE          FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                              SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ------------------------  -----------------------
                                               VIP GROWTH            VIP GROWTH & INCOME        VIP GROWTH STOCK
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ----------------------  ------------------------  -----------------------
                                             2011        2010         2011         2010         2011        2010
                                           ---------   --------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (2,755)   $ (3,521)  $    30,369  $  (120,785) $   (34,343) $  (21,878)
Net realized gains (losses)..............    23,137        (476)     (103,839)    (438,328)     109,160     (15,436)
Change in unrealized gains (losses)......   (18,738)     47,873       214,920    1,758,468     (130,028)    264,330
                                           ---------   --------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................     1,644      43,876       141,450    1,199,355      (55,211)    227,016
                                           ---------   --------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       105         180           240          650        2,275       4,064
Benefit payments.........................        --      (4,485)     (318,151)    (156,831)     (56,142)    (19,496)
Payments on termination..................  (111,816)    (46,595)   (1,355,913)  (1,411,456)    (533,113)   (342,458)
Contract Maintenance Charge..............      (152)       (162)      (39,055)     (46,802)     (10,455)     (5,105)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (4,061)     (8,448)    2,940,316       (3,452)    (513,297)  1,023,187
                                           ---------   --------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (115,924)    (59,510)    1,227,437   (1,617,891)  (1,110,732)    660,192
                                           ---------   --------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (114,280)    (15,634)    1,368,887     (418,536)  (1,165,943)    887,208
NET ASSETS AT BEGINNING OF
 PERIOD..................................   234,553     250,187     9,824,918   10,243,454    2,481,049   1,593,841
                                           ---------   --------   -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 120,273    $234,553   $11,193,805  $ 9,824,918  $ 1,315,106  $2,481,049
                                           =========   ========   ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    26,806      34,865       903,154    1,060,962      232,528     175,767
       Units issued......................       547         970       336,864       95,071       49,735     133,604
       Units redeemed....................   (13,655)     (9,029)     (211,687)    (252,879)    (156,871)    (76,843)
                                           ---------   --------   -----------  -----------  -----------  ----------
    Units outstanding at end of
     period..............................    13,698      26,806     1,028,331      903,154      125,392     232,528
                                           =========   ========   ===========  ===========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               FIDELITY VARIABLE        FIDELITY VARIABLE     FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------------  -----------------------  ----------------------
                                                                                              VIP INVESTMENT
                                                VIP HIGH INCOME           VIP INDEX 500         GRADE BOND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                           ------------------------  -----------------------  ----------------------
                                               2011         2010        2011         2010      2011        2010
                                           -----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   337,295  $   435,900  $   10,483  $     8,498  $   21      $   25
Net realized gains (losses)...............     (19,373)     (53,480)    130,880      (44,787)     39          15
Change in unrealized gains (losses).......    (162,363)     484,462    (108,172)     856,019      14          35
                                           -----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 operations...............................     155,559      866,882      33,191      819,730      74          75
                                           -----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         144          618       4,153        7,411      --          --
Benefit payments..........................    (183,995)    (148,678)    (82,003)    (291,997)     --          --
Payments on termination...................  (1,218,398)  (1,096,871)   (888,331)  (1,194,267)     --          --
Contract Maintenance Charge...............     (25,747)     (31,538)    (34,663)     (34,795)     (4)         (4)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     116,062      (94,068)    268,730      535,741     (13)         48
                                           -----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 contract transactions....................  (1,311,934)  (1,370,537)   (732,114)    (977,907)    (17)         44
                                           -----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,156,375)    (503,655)   (698,923)    (158,177)     57         119
NET ASSETS AT BEGINNING OF
 PERIOD...................................   7,632,681    8,136,336   7,385,454    7,543,631   1,396       1,277
                                           -----------  -----------  ----------  -----------    ------      ------
NET ASSETS AT END OF PERIOD............... $ 6,476,306  $ 7,632,681  $6,686,531  $ 7,385,454  $1,453      $1,396
                                           ===========  ===========  ==========  ===========    ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     560,690      668,686     756,651      872,816     101          98
       Units issued.......................      43,234       31,370     137,339      152,768      --           3
       Units redeemed.....................    (138,281)    (139,366)   (210,153)    (268,933)     (1)         --
                                           -----------  -----------  ----------  -----------    ------      ------
    Units outstanding at end of period....     465,643      560,690     683,837      756,651     100         101
                                           ===========  ===========  ==========  ===========    ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     FIDELITY VARIABLE         FIDELITY VARIABLE       FIDELITY VARIABLE
                                                  INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND
                                                     (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                        SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                                 ------------------------  -------------------------  ----------------------
                                                        VIP MIDCAP              VIP MONEY MARKET         VIP OVERSEAS
                                                     (SERVICE CLASS 2)         (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 ------------------------  -------------------------  ----------------------
                                                     2011         2010         2011          2010       2011        2010
                                                 -----------  -----------  ------------  -----------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (322,486) $  (312,965) $   (285,714) $  (332,736) $   (233)   $   (384)
Net realized gains (losses).....................     136,309     (322,620)           --       11,596    (2,031)    (17,638)
Change in unrealized gains (losses).............  (2,336,860)   5,701,885            --           --    (4,893)     24,429
                                                 -----------  -----------  ------------  -----------   --------    --------
Increase (decrease) in net assets from
 operations.....................................  (2,523,037)   5,066,300      (285,714)    (321,140)   (7,157)      6,407
                                                 -----------  -----------  ------------  -----------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................      19,527       33,882        24,734       13,482        --          --
Benefit payments................................    (401,345)    (129,895)     (478,568)    (491,411)  (10,837)         --
Payments on termination.........................  (2,812,734)  (2,702,859)  (11,163,415)  (8,402,650)   (4,820)    (48,760)
Contract Maintenance Charge.....................     (84,160)     (93,436)      (71,327)     (90,172)      (19)        (21)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................  (1,536,296)     627,522     9,754,805    3,266,119        75        (598)
                                                 -----------  -----------  ------------  -----------   --------    --------
Increase (decrease) in net assets from contract
 transactions...................................  (4,815,008)  (2,264,786)   (1,933,771)  (5,704,632)  (15,601)    (49,379)
                                                 -----------  -----------  ------------  -----------   --------    --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (7,338,045)   2,801,514    (2,219,485)  (6,025,772)  (22,758)    (42,972)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  23,239,049   20,437,535    18,304,182   24,329,954    55,229      98,201
                                                 -----------  -----------  ------------  -----------   --------    --------
NET ASSETS AT END OF PERIOD..................... $15,901,004  $23,239,049  $ 16,084,697  $18,304,182  $ 32,471    $ 55,229
                                                 ===========  ===========  ============  ===========   ========    ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,727,525    1,916,560     1,776,652    2,328,088     4,410       8,999
       Units issued.............................     127,411      220,673     1,349,456    1,019,291         5         663
       Units redeemed...........................    (502,307)    (409,708)   (1,536,107)  (1,570,727)   (1,289)     (5,252)
                                                 -----------  -----------  ------------  -----------   --------    --------
    Units outstanding at end of period..........   1,352,629    1,727,525     1,590,001    1,776,652     3,126       4,410
                                                 ===========  ===========  ============  ===========   ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FRANKLIN                 FRANKLIN                  FRANKLIN
                                              TEMPLETON VARIABLE       TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           -----------------------  ------------------------  ------------------------
                                              FRANKLIN FLEX CAP        FRANKLIN GROWTH AND            FRANKLIN
                                              GROWTH SECURITIES         INCOME SECURITIES      HIGH INCOME SECURITIES
                                           -----------------------  ------------------------  ------------------------
                                               2011        2010         2011         2010         2011         2010
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (61,293) $  (69,668) $   825,017  $   894,935  $   523,446  $   573,132
Net realized gains (losses)...............     205,148      83,932   (1,685,781)  (2,699,961)     159,605       82,635
Change in unrealized gains (losses).......    (344,178)    555,157    1,213,282    7,757,028     (345,045)     647,534
                                           -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................    (200,323)    569,421      352,518    5,952,002      338,006    1,303,301
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          --         140       40,583       54,991        3,600        3,869
Benefit payments..........................     (92,756)    (22,363)  (1,450,898)  (1,145,277)    (406,346)    (231,734)
Payments on termination...................    (546,104)   (539,855)  (6,882,166)  (4,827,021)  (1,894,199)  (1,294,554)
Contract Maintenance Charge...............     (16,369)    (21,708)    (170,233)    (193,498)     (26,077)     (29,728)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (179,612)    (28,432)  (1,213,523)    (881,805)     238,532    1,327,217
                                           -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................    (834,841)   (612,218)  (9,676,237)  (6,992,610)  (2,084,490)    (224,930)
                                           -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,035,164)    (42,797)  (9,323,719)  (1,040,608)  (1,746,484)   1,078,371
NET ASSETS AT BEGINNING OF
 PERIOD...................................   4,239,551   4,282,348   44,507,677   45,548,285   12,421,765   11,343,394
                                           -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 3,204,387  $4,239,551  $35,183,958  $44,507,677  $10,675,281  $12,421,765
                                           ===========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     344,012     397,339    3,005,843    3,531,199      892,914      908,471
       Units issued.......................      22,646      37,861      134,045      185,818      117,748      218,457
       Units redeemed.....................     (89,564)    (91,188)    (780,206)    (711,174)    (263,683)    (234,014)
                                           -----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....     277,094     344,012    2,359,682    3,005,843      746,979      892,914
                                           ===========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   FRANKLIN                   FRANKLIN                  FRANKLIN
                                              TEMPLETON VARIABLE         TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                           INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                                   FRANKLIN              FRANKLIN LARGE CAP        FRANKLIN SMALL CAP
                                               INCOME SECURITIES          GROWTH SECURITIES         VALUE SECURITIES
                                          --------------------------  ------------------------  ------------------------
                                              2011          2010          2011         2010         2011         2010
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  7,556,445  $ 10,129,839  $  (393,649) $  (358,875) $  (337,560) $  (335,811)
Net realized gains (losses)..............   (1,736,616)   (4,223,882)    (183,311)  (1,176,506)     803,963     (358,825)
Change in unrealized gains (losses)......   (3,947,055)   14,377,060     (606,908)   6,094,451   (2,434,752)  10,269,559
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    1,872,774    20,283,017   (1,183,868)   4,559,070   (1,968,349)   9,574,923
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      246,395       304,232       77,206      112,383      208,303      117,855
Benefit payments.........................   (4,801,425)   (6,177,842)  (1,440,534)  (1,536,320)    (830,417)    (805,723)
Payments on termination..................  (27,077,404)  (26,082,040)  (5,450,210)  (5,679,305)  (5,313,367)  (4,031,722)
Contract Maintenance Charge..............     (559,649)     (679,988)    (173,669)    (205,508)    (133,041)    (152,310)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (2,793,631)      867,851     (895,327)    (466,493)    (676,661)  (1,841,446)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (34,985,714)  (31,767,787)  (7,882,534)  (7,775,243)  (6,745,183)  (6,713,346)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (33,112,940)  (11,484,770)  (9,066,402)  (3,216,173)  (8,713,532)   2,861,577
NET ASSETS AT BEGINNING OF
 PERIOD..................................  196,461,622   207,946,392   47,796,739   51,012,912   42,888,435   40,026,858
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $163,348,682  $196,461,622  $38,730,337  $47,796,739  $34,174,903  $42,888,435
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   14,345,267    16,849,645    4,419,523    5,184,111    2,037,656    2,386,703
       Units issued......................      720,683     1,210,981      257,255      351,252      179,005      173,002
       Units redeemed....................   (3,234,757)   (3,715,359)    (982,847)  (1,115,840)    (485,766)    (522,049)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   11,831,193    14,345,267    3,693,931    4,419,523    1,730,895    2,037,656
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 FRANKLIN                  FRANKLIN                  FRANKLIN
                                            TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   ------------------------  ------------------------
                                          FRANKLIN SMALL-MID CAP           FRANKLIN                MUTUAL GLOBAL
                                             GROWTH SECURITIES          U.S. GOVERNMENT        DISCOVERY SECURITIES
                                          ----------------------   ------------------------  ------------------------
                                             2011         2010         2011         2010         2011         2010
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (32,185)  $  (36,213) $   500,729  $   643,332  $   129,459  $   (76,409)
Net realized gains (losses)..............    230,406       71,836      381,751      395,560      540,827     (282,459)
Change in unrealized gains (losses)......   (303,754)     480,954      352,934      401,349   (1,552,608)   2,733,316
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (105,533)     516,577    1,235,414    1,440,241     (882,322)   2,374,448
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,700       18,605        4,163        3,300        8,856        2,012
Benefit payments.........................    (11,934)     (13,812)    (606,010)    (794,871)    (459,234)    (752,647)
Payments on termination..................   (316,087)    (321,701)  (4,457,297)  (5,993,495)  (3,884,375)  (2,667,236)
Contract Maintenance Charge..............     (7,091)      (7,953)    (135,650)    (172,622)     (93,830)    (112,915)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (374,036)     (72,929)  (2,741,339)     541,092     (658,472)   1,343,817
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (703,448)    (397,790)  (7,936,133)  (6,416,596)  (5,087,055)  (2,186,969)
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (808,981)     118,787   (6,700,719)  (4,976,355)  (5,969,377)     187,479
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,426,625    2,307,838   36,871,865   41,848,220   25,012,560   24,825,081
                                          ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,617,644   $2,426,625  $30,171,146  $36,871,865  $19,043,183  $25,012,560
                                          ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    124,888      150,983    2,989,590    3,518,727    2,063,633    2,262,824
       Units issued......................      4,698        3,233      277,846      543,583      159,024      310,856
       Units redeemed....................    (40,421)     (29,328)    (915,113)  (1,072,720)    (578,494)    (510,047)
                                          ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     89,165      124,888    2,352,323    2,989,590    1,644,163    2,063,633
                                          ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             FRANKLIN                   FRANKLIN                   FRANKLIN
                                        TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                     INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                            SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------  ------------------------  --------------------------
                                                                  TEMPLETON DEVELOPING             TEMPLETON
                                     MUTUAL SHARES SECURITIES      MARKETS SECURITIES         FOREIGN SECURITIES
                                    --------------------------  ------------------------  --------------------------
                                        2011          2010          2011         2010         2011          2010
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    640,209  $    (55,215) $  (167,032) $      (124) $    130,350  $    356,817
Net realized gains (losses)........   (1,483,743)   (3,250,005)     284,654     (154,510)   (1,417,766)   (3,965,952)
Change in unrealized gains
 (losses)..........................   (1,272,604)   13,183,136   (4,662,329)   4,344,088   (11,108,527)   11,120,872
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   (2,116,138)    9,877,916   (4,544,707)   4,189,454   (12,395,943)    7,511,737
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      169,434        94,631      106,220       81,150       190,283       205,902
Benefit payments...................   (2,320,242)   (3,639,994)    (228,412)    (302,337)   (2,909,368)   (3,900,143)
Payments on termination............  (14,979,819)  (12,884,570)  (4,355,158)  (3,306,712)  (15,602,574)  (14,350,770)
Contract Maintenance Charge........     (328,626)     (403,178)    (108,718)    (130,596)     (387,295)     (472,457)
Transfers among the sub-accounts
 and with the Fixed Account--
 net...............................   (5,297,279)     (768,959)     208,647     (290,415)      762,114       861,269
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (22,756,532)  (17,602,070)  (4,377,421)  (3,948,910)  (17,946,840)  (17,656,199)
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (24,872,670)   (7,724,154)  (8,922,128)     240,544   (30,342,783)  (10,144,462)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  109,830,766   117,554,920   30,099,629   29,859,085   124,837,470   134,981,932
                                    ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 84,958,096  $109,830,766  $21,177,501  $30,099,629  $ 94,494,687  $124,837,470
                                    ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    7,794,175     9,118,751      793,285      910,005     7,285,652     8,365,118
       Units issued................      317,314       487,613      104,476      106,223       705,645       690,334
       Units redeemed..............   (1,913,057)   (1,812,189)    (224,349)    (222,943)   (1,705,829)   (1,769,800)
                                    ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................    6,198,432     7,794,175      673,412      793,285     6,285,468     7,285,652
                                    ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                 FRANKLIN                 FRANKLIN                GOLDMAN SACHS
                                            TEMPLETON VARIABLE       TEMPLETON VARIABLE             VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST      INSURANCE TRUST
                                                SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   ----------------------   ------------------------
                                                 TEMPLETON                TEMPLETON
                                          GLOBAL BOND SECURITIES      GROWTH SECURITIES        VIT LARGE CAP VALUE
                                          ----------------------   ----------------------   ------------------------
                                             2011         2010        2011         2010         2011         2010
                                          ----------   ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  100,311   $   (2,997) $   (1,051)  $     (555) $   (25,145) $   (50,550)
Net realized gains (losses)..............    166,659      111,163     (24,859)     (83,847)    (165,373)    (290,275)
Change in unrealized gains (losses)......   (314,901)     225,717     (54,122)     151,960     (216,012)     829,408
                                          ----------   ----------  ----------   ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (47,931)     333,883     (80,032)      67,558     (406,530)     488,583
                                          ----------   ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      2,000          501         300        7,950          144          785
Benefit payments.........................    (54,269)     (32,530)    (35,503)     (24,091)     (92,953)    (193,608)
Payments on termination..................   (599,580)    (382,128)   (188,349)    (230,470)    (775,066)    (915,952)
Contract Maintenance Charge..............     (6,738)      (7,408)       (516)        (623)     (20,569)     (25,829)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    183,939        5,351     (22,564)     (41,998)     251,238       19,896
                                          ----------   ----------  ----------   ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (474,648)    (416,214)   (246,632)    (289,232)    (637,206)  (1,114,708)
                                          ----------   ----------  ----------   ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (522,579)     (82,331)   (326,664)    (221,674)  (1,043,736)    (626,125)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,772,254    2,854,585   1,320,357    1,542,031    5,229,973    5,856,098
                                          ----------   ----------  ----------   ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $2,249,675   $2,772,254  $  993,693   $1,320,357  $ 4,186,237  $ 5,229,973
                                          ==========   ==========  ==========   ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    112,541      130,714      84,921      105,897      504,219      616,858
       Units issued......................     11,901        9,628         245        4,487       73,820       41,647
       Units redeemed....................    (32,256)     (27,801)    (15,791)     (25,463)    (136,534)    (154,286)
                                          ----------   ----------  ----------   ----------  -----------  -----------
    Units outstanding at end of period...     92,186      112,541      69,375       84,921      441,505      504,219
                                          ==========   ==========  ==========   ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                          GOLDMAN SACHS         GOLDMAN SACHS     GOLDMAN SACHS
                                                             VARIABLE              VARIABLE         VARIABLE
                                                         INSURANCE TRUST       INSURANCE TRUST   INSURANCE TRUST
                                                           SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                                                     -----------------------  -----------------  --------------
                                                                                                  VIT STRATEGIC
                                                                                VIT STRATEGIC     INTERNATIONAL
                                                        VIT MID CAP VALUE           GROWTH           EQUITY
                                                     -----------------------  -----------------  --------------
                                                         2011        2010       2011     2010     2011    2010
                                                     -----------  ----------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (44,386) $  (49,712) $  (151) $   (325) $   44  $   (2)
Net realized gains (losses).........................     (77,647)   (278,785)      31       (81)      4      15
Change in unrealized gains (losses).................    (249,718)  1,395,668     (541)    2,414    (481)    196
                                                     -----------  ----------  -------  --------  ------  ------
Increase (decrease) in net assets from operations...    (371,751)  1,067,171     (661)    2,008    (433)    209
                                                     -----------  ----------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................       4,360         350       --        --      --      --
Benefit payments....................................     (93,276)    (75,672)      --        --      --    (500)
Payments on termination.............................    (498,520)   (574,803)    (386)   (4,082)     --     259
Contract Maintenance Charge.........................     (19,204)    (23,309)     (23)      (30)     (6)     (7)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (75,735)   (249,279)      (1)  (11,162)     --       3
                                                     -----------  ----------  -------  --------  ------  ------
Increase (decrease) in net assets from contract
 transactions.......................................    (682,375)   (922,713)    (410)  (15,274)     (6)   (245)
                                                     -----------  ----------  -------  --------  ------  ------
INCREASE (DECREASE) IN NET ASSETS...................  (1,054,126)    144,458   (1,071)  (13,266)   (439)    (36)
NET ASSETS AT BEGINNING OF PERIOD...................   5,352,087   5,207,629   17,305    30,571   2,633   2,669
                                                     -----------  ----------  -------  --------  ------  ------
NET ASSETS AT END OF PERIOD......................... $ 4,297,961  $5,352,087  $16,234  $ 17,305  $2,194  $2,633
                                                     ===========  ==========  =======  ========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     404,671     485,290    1,767     3,755     304     326
       Units issued.................................      17,560      20,733       --        --      --      23
       Units redeemed...............................     (70,564)   (101,352)     (36)   (1,988)     --     (45)
                                                     -----------  ----------  -------  --------  ------  ------
    Units outstanding at end of period..............     351,667     404,671    1,731     1,767     304     304
                                                     ===========  ==========  =======  ========  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           GOLDMAN SACHS VARIABLE    GOLDMAN SACHS VARIABLE            INVESCO
                                               INSURANCE TRUST           INSURANCE TRUST         INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------------
                                               VIT STRUCTURED            VIT STRUCTURED             INVESCO V. I.
                                              SMALL CAP EQUITY             U.S. EQUITY                 BALANCED
                                          ------------------------  ------------------------  -------------------------
                                              2011         2010         2011         2010      2011 (L)(M)      2010
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (92,608) $  (121,968) $    (2,100) $   (19,066) $    269,155  $   100,434
Net realized gains (losses)..............    (325,005)    (924,509)    (162,460)    (420,374)   (1,601,451)    (785,179)
Change in unrealized gains (losses)......     387,253    3,867,739      376,092    1,300,129     2,412,621    1,796,922
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................     (30,360)   2,821,262      211,532      860,689     1,080,325    1,112,177
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,622        1,551          240          670        11,754        3,605
Benefit payments.........................    (141,471)    (153,434)    (161,904)    (161,796)     (243,917)    (740,069)
Payments on termination..................  (1,580,203)  (1,682,365)    (954,400)    (988,380)     (646,832)  (1,877,837)
Contract Maintenance Charge..............     (39,973)     (46,004)     (30,427)     (35,936)       (3,277)     (10,251)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (451,151)    (733,286)    (442,177)    (188,128)  (18,472,950)    (375,626)
                                          -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,210,176)  (2,613,538)  (1,588,668)  (1,373,570)  (19,355,222)  (3,000,178)
                                          -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,240,536)     207,724   (1,377,136)    (512,881)  (18,274,897)  (1,888,001)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  11,508,251   11,300,527    7,920,746    8,433,627    18,274,897   20,162,898
                                          -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 9,267,715  $11,508,251  $ 6,543,610  $ 7,920,746  $         --  $18,274,897
                                          ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,062,160    1,337,942      799,207      944,944     1,812,106    2,124,246
       Units issued......................      62,211       39,352       22,602       51,678        24,442      110,001
       Units redeemed....................    (261,289)    (315,134)    (177,016)    (197,415)   (1,836,548)    (422,141)
                                          -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................     863,082    1,062,160      644,793      799,207            --    1,812,106
                                          ===========  ===========  ===========  ===========  ============  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO                    INVESCO                    INVESCO
                                             INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                             INVESCO V. I. BASIC       INVESCO V. I. CAPITAL      INVESCO V. I. CAPITAL
                                                    VALUE                  APPRECIATION                DEVELOPMENT
                                          ------------------------  --------------------------  ------------------------
                                              2011         2010         2011          2010          2011         2010
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (42,211) $   (73,243) $   (850,217) $   (519,694) $  (118,590) $  (138,179)
Net realized gains (losses)..............    (463,059)    (844,115)     (907,900)   (3,015,082)     249,370     (119,345)
Change in unrealized gains (losses)......     190,940    1,365,670    (3,905,946)   12,640,587     (748,448)   1,778,061
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (314,330)     448,312    (5,664,063)    9,105,811     (617,668)   1,520,537
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       3,358           28        63,135       107,734       11,878           30
Benefit payments.........................    (210,380)    (234,521)   (1,775,663)   (2,226,398)    (279,482)    (401,726)
Payments on termination..................    (583,393)  (1,038,118)   (7,472,312)   (7,055,556)    (676,849)    (789,275)
Contract Maintenance Charge..............      (4,036)      (4,689)      (44,435)      (50,421)      (3,650)      (3,841)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (565,006)    (464,869)   (3,392,474)   (3,756,266)  (1,556,560)      10,977
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (1,359,457)  (1,742,169)  (12,621,749)  (12,980,907)  (2,504,663)  (1,183,835)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,673,787)  (1,293,857)  (18,285,812)   (3,875,096)  (3,122,331)     336,702
NET ASSETS AT BEGINNING OF
 PERIOD..................................   8,583,534    9,877,391    73,433,768    77,308,864   10,305,289    9,968,587
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 6,909,747  $ 8,583,534  $ 55,147,956  $ 73,433,768  $ 7,182,958  $10,305,289
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     807,774      983,677     8,324,471     9,902,193      657,148      741,598
       Units issued......................      44,262       61,140       165,719       211,149       40,496       42,350
       Units redeemed....................    (171,331)    (237,043)   (1,666,571)   (1,788,871)    (206,257)    (126,800)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................     680,705      807,774     6,823,619     8,324,471      491,387      657,148
                                          ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO                    INVESCO                    INVESCO
                                              INVESTMENT SERVICES        INVESTMENT SERVICES        INVESTMENT SERVICES
                                                  SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  ------------------------  --------------------------
                                                 INVESCO V. I.              INVESCO V. I.              INVESCO V. I.
                                                  CORE EQUITY            DIVERSIFIED INCOME           DIVIDEND GROWTH
                                          --------------------------  ------------------------  --------------------------
                                              2011          2010          2011         2010         2011          2010
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (458,992) $   (493,179) $   395,559  $   453,614  $    509,088  $    684,384
Net realized gains (losses)..............    2,440,088       540,824     (500,345)    (814,228)    3,980,996     2,232,300
Change in unrealized gains (losses)......   (2,811,179)    7,579,190      646,481    1,250,528    (5,975,594)   11,004,066
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................     (830,083)    7,626,835      541,695      889,914    (1,485,510)   13,920,750
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      153,124       145,362          390        7,886       170,387       298,464
Benefit payments.........................   (3,737,580)   (2,988,177)    (264,666)    (461,464)   (6,489,144)   (7,159,406)
Payments on termination..................  (10,208,450)  (10,449,307)  (1,255,563)  (1,194,986)  (14,107,456)  (16,733,908)
Contract Maintenance Charge..............      (59,112)      (67,768)      (3,716)      (3,987)      (97,797)     (113,301)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,019,350)   (4,597,658)     792,696     (425,799)   (3,889,578)   (2,617,738)
                                          ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (17,871,368)  (17,957,548)    (730,859)  (2,078,350)  (24,413,588)  (26,325,889)
                                          ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (18,701,451)  (10,330,713)    (189,164)  (1,188,436)  (25,899,098)  (12,405,139)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  102,269,533   112,600,246   10,007,096   11,195,532   166,267,220   178,672,359
                                          ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 83,568,082  $102,269,533  $ 9,817,932  $10,007,096  $140,368,122  $166,267,220
                                          ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    7,679,325     9,115,735      831,178    1,011,905     6,213,152     7,305,907
       Units issued......................      207,766       249,348      131,063       78,974       101,585       141,825
       Units redeemed....................   (1,568,068)   (1,685,758)    (187,474)    (259,701)     (993,722)   (1,234,580)
                                          ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end
     of period...........................    6,319,023     7,679,325      774,767      831,178     5,321,015     6,213,152
                                          ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO                    INVESCO                   INVESCO
                                             INVESTMENT SERVICES        INVESTMENT SERVICES       INVESTMENT SERVICES
                                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          -------------------------  ------------------------  ------------------------
                                                INVESCO V. I.              INVESCO V. I.             INVESCO V. I.
                                            GLOBAL DIVIDEND GROWTH     GOVERNMENT SECURITIES          HIGH YIELD
                                          -------------------------  ------------------------  ------------------------
                                           2011 (L)(N)      2010       2011 (R)       2010       2011 (S)       2010
                                          ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  1,776,139  $   243,484  $   273,330  $   518,583  $   368,817  $   576,414
Net realized gains (losses)..............  (14,086,647)  (4,254,652)     (25,150)      46,290     (163,186)    (140,597)
Change in unrealized gains (losses)......   16,426,165    9,007,801      593,054       85,743     (238,919)     345,891
                                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    4,115,657    4,996,633      841,234      650,616      (33,288)     781,708
                                          ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        6,680       52,875       29,149       10,735          477        3,612
Benefit payments.........................     (501,787)  (1,926,616)    (224,578)    (536,836)    (245,942)    (333,791)
Payments on termination..................   (1,858,469)  (5,207,701)  (1,551,074)  (2,535,956)  (1,216,047)    (850,090)
Contract Maintenance Charge..............       (9,274)     (33,383)      (5,318)      (6,014)      (2,873)      (3,072)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (54,201,615)  (1,409,229)     125,686     (221,958)     704,604       (9,411)
                                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (56,564,465)  (8,524,054)  (1,626,135)  (3,290,029)    (759,781)  (1,192,752)
                                          ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (52,448,808)  (3,527,421)    (784,901)  (2,639,413)    (793,069)    (411,044)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   52,448,808   55,976,229   14,330,293   16,969,706    6,884,226    7,295,270
                                          ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $         --  $52,448,808  $13,545,392  $14,330,293  $ 6,091,157  $ 6,884,226
                                          ============  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    2,826,733    3,333,415      923,047    1,136,518      516,705      613,669
       Units issued......................       33,513       49,909      133,594      118,148       83,332       41,644
       Units redeemed....................   (2,860,246)    (556,591)    (227,201)    (331,619)    (140,170)    (138,608)
                                          ------------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................           --    2,826,733      829,440      923,047      459,867      516,705
                                          ============  ===========  ===========  ===========  ===========  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO                   INVESCO                    INVESCO
                                             INVESTMENT SERVICES       INVESTMENT SERVICES        INVESTMENT SERVICES
                                                 SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  -------------------------  ------------------------
                                                INVESCO V.I.               INVESCO V.I.              INVESCO V.I.
                                            HIGH YIELD SECURITIES         INCOME BUILDER         INTERNATIONAL GROWTH
                                          ------------------------  -------------------------  ------------------------
                                              2011         2010      2011 (L)(O)      2010         2011         2010
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   912,421  $ 1,027,759  $    245,557  $   159,570  $    46,071  $   228,128
Net realized gains (losses)..............    (935,941)    (980,313)      276,835     (347,362)   1,168,486    1,173,357
Change in unrealized gains (losses)......     160,969    1,214,878       457,077    1,692,534   (3,294,063)   1,392,229
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     137,449    1,262,324       979,469    1,504,742   (2,079,506)   2,793,714
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      16,350       40,461            --          731       25,383       27,347
Benefit payments.........................    (884,286)    (585,850)     (251,092)    (659,527)    (591,684)    (919,575)
Payments on termination..................  (1,201,922)  (1,469,954)     (709,736)  (1,080,294)  (3,033,327)  (2,808,475)
Contract Maintenance Charge..............      (9,760)     (11,233)       (2,535)      (7,748)     (13,903)     (15,516)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (338,867)     (49,393)  (15,272,023)    (160,142)      33,751   (1,206,083)
                                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,418,485)  (2,075,969)  (16,235,386)  (1,906,980)  (3,579,780)  (4,922,302)
                                          -----------  -----------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,281,036)    (813,645)  (15,255,917)    (402,238)  (5,659,286)  (2,128,588)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,875,816   15,689,461    15,255,917   15,658,155   28,060,837   30,189,425
                                          -----------  -----------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $12,594,780  $14,875,816  $         --  $15,255,917  $22,401,551  $28,060,837
                                          ===========  ===========  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,028,526    1,184,043       881,473    1,000,731    1,663,695    1,989,096
       Units issued......................      67,958       86,392        19,037       70,695      138,951       79,398
       Units redeemed....................    (236,617)    (241,909)     (900,510)    (189,953)    (361,991)    (404,799)
                                          -----------  -----------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     859,867    1,028,526            --      881,473    1,440,655    1,663,695
                                          ===========  ===========  ============  ===========  ===========  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                    INVESCO                   INVESCO                   INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES       INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                           ------------------------  ------------------------  ------------------------
                                                 INVESCO V.I.              INVESCO V. I.             INVESCO V.I.
                                               LARGE CAP GROWTH         MID CAP CORE EQUITY          MONEY MARKET
                                           ------------------------  ------------------------  ------------------------
                                           2011 (L)(P)      2010         2011         2010         2011         2010
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (24,886) $   (80,601) $  (167,144) $  (131,756) $  (181,677) $  (190,726)
Net realized gains (losses)...............   1,949,570       50,433      264,411      (33,707)          --           --
Change in unrealized gains (losses).......  (1,181,844)   1,207,971   (1,152,336)   1,845,701           --           --
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     742,840    1,177,803   (1,055,069)   1,680,238     (181,677)    (190,726)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................         456        1,228        3,394       15,261      141,119        7,370
Benefit payments..........................    (126,500)    (340,070)    (705,991)    (258,171)    (354,330)    (117,840)
Payments on termination...................    (216,787)    (798,489)  (1,528,616)  (1,433,632)  (3,657,004)  (3,284,594)
Contract Maintenance Charge...............      (1,879)      (5,714)      (4,874)      (5,330)      (5,107)      (6,006)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (8,898,441)    (521,709)    (334,743)     485,002    2,130,221    1,154,690
                                           -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (9,243,151)  (1,664,754)  (2,570,830)  (1,196,870)  (1,745,101)  (2,246,380)
                                           -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (8,500,311)    (486,951)  (3,625,899)     483,368   (1,926,778)  (2,437,106)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   8,500,311    8,987,262   15,212,998   14,729,630   14,865,688   17,302,794
                                           -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $        --  $ 8,500,311  $11,587,099  $15,212,998  $12,938,910  $14,865,688
                                           ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     770,080      940,726      944,986    1,018,651    1,254,433    1,449,822
       Units issued.......................      86,420       48,429       98,412      117,266      723,926      341,046
       Units redeemed.....................    (856,500)    (219,075)    (262,892)    (190,931)    (867,564)    (536,435)
                                           -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period....          --      770,080      780,506      944,986    1,110,795    1,254,433
                                           ===========  ===========  ===========  ===========  ===========  ===========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO                  INVESCO                 INVESCO
                                              INVESTMENT SERVICES      INVESTMENT SERVICES     INVESTMENT SERVICES
                                                  SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ------------------------  ----------------------  ----------------------
                                                 INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                                 S&P 500 INDEX             TECHNOLOGY               UTILITIES
                                           ------------------------  ----------------------  ----------------------
                                               2011         2010        2011        2010        2011        2010
                                           -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   153,277  $   166,481  $  (33,112) $  (39,302) $  114,780  $  140,138
Net realized gains (losses)...............     645,333       (4,950)    152,923     168,903      21,072    (136,313)
Change in unrealized gains (losses).......    (579,664)   3,952,081    (277,730)    354,350     758,556     269,773
                                           -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................     218,946    4,113,612    (157,919)    483,951     894,408     273,598
                                           -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      44,495        9,032      15,228       4,075      11,698          --
Benefit payments..........................  (1,546,324)    (822,591)   (108,297)   (139,889)   (323,997)   (195,027)
Payments on termination...................  (2,321,915)  (3,680,181)   (207,003)   (663,065)   (572,896)   (580,338)
Contract Maintenance Charge...............     (19,317)     (22,091)     (1,940)     (2,107)     (3,061)     (3,289)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (619,867)    (939,613)     16,892    (107,379)    (35,675)   (149,556)
                                           -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (4,462,928)  (5,455,444)   (285,120)   (908,365)   (923,931)   (928,210)
                                           -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (4,243,982)  (1,341,832)   (443,039)   (424,414)    (29,523)   (654,612)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  34,210,517   35,552,349   2,814,532   3,238,946   6,462,230   7,116,842
                                           -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $29,966,535  $34,210,517  $2,371,493  $2,814,532  $6,432,707  $6,462,230
                                           ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   3,122,790    3,670,344     214,461     295,542     393,118     453,838
       Units issued.......................     195,333      195,400      24,840      21,221      17,549      22,065
       Units redeemed.....................    (596,488)    (742,954)    (46,144)   (102,302)    (69,626)    (82,785)
                                           -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period....   2,721,635    3,122,790     193,157     214,461     341,041     393,118
                                           ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO                   INVESCO                INVESCO
                                              INVESTMENT SERVICES       INVESTMENT SERVICES    INVESTMENT SERVICES
                                                  SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                           ------------------------  ------------------------  -------------------
                                                    INVESCO                   INVESCO                INVESCO
                                                VAN KAMPEN V.I.           VAN KAMPEN V.I.        VAN KAMPEN V.I.
                                                CAPITAL GROWTH               COMSTOCK           EQUITY AND INCOME
                                           ------------------------  ------------------------  -------------------
                                             2011 (P)       2010       2011 (T)       2010       2011 (M)(O)(Q)
                                           -----------  -----------  -----------  -----------  -------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (440,601) $  (393,995) $    62,099  $  (506,145)     $  (191,667)
Net realized gains (losses)...............      31,193     (615,561)     (14,131)  (1,071,924)        (407,893)
Change in unrealized gains (losses).......  (2,551,770)   5,170,492   (1,015,915)   6,554,628       (2,290,471)
                                           -----------  -----------  -----------  -----------      -----------
Increase (decrease) in net assets from
 operations...............................  (2,961,178)   4,160,936     (967,947)   4,976,559       (2,890,031)
                                           -----------  -----------  -----------  -----------      -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      52,215       30,341       17,016       13,507           58,780
Benefit payments..........................    (787,254)    (907,704)  (1,107,879)  (1,278,127)        (767,061)
Payments on termination...................  (3,411,901)  (2,605,103)  (4,453,841)  (4,168,328)      (2,266,509)
Contract Maintenance Charge...............     (24,143)     (24,283)     (19,071)     (22,046)          (9,906)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   8,179,192   (1,203,793)  (1,224,984)  (1,666,882)      32,316,401
                                           -----------  -----------  -----------  -----------      -----------
Increase (decrease) in net assets from
 contract transactions....................   4,008,109   (4,710,542)  (6,788,759)  (7,121,876)      29,331,705
                                           -----------  -----------  -----------  -----------      -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   1,046,931     (549,606)  (7,756,706)  (2,145,317)      26,441,674
NET ASSETS AT BEGINNING OF
 PERIOD...................................  25,826,205   26,375,811   38,272,974   40,418,291               --
                                           -----------  -----------  -----------  -----------      -----------
NET ASSETS AT END OF PERIOD............... $26,873,136  $25,826,205  $30,516,268  $38,272,974      $26,441,674
                                           ===========  ===========  ===========  ===========      ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   2,775,148    3,338,612    3,005,978    3,621,594               --
       Units issued.......................     982,797      150,077       96,799      109,290        2,576,864
       Units redeemed.....................    (804,196)    (713,541)    (622,361)    (724,906)        (416,486)
                                           -----------  -----------  -----------  -----------      -----------
    Units outstanding at end of period....   2,953,749    2,775,148    2,480,416    3,005,978        2,160,378
                                           ===========  ===========  ===========  ===========      ===========

--------
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                          INVESCO               INVESCO               INVESCO
                                                    INVESTMENT SERVICES   INVESTMENT SERVICES   INVESTMENT SERVICES
                                                        SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                   --------------------  ---------------------  ------------------
                                                          INVESCO               INVESCO               INVESCO
                                                      VAN KAMPEN V.I.       VAN KAMPEN V.I.       VAN KAMPEN V.I.
                                                    GLOBAL VALUE EQUITY        GOVERNMENT           HIGH YIELD
                                                   --------------------  ---------------------  ------------------
                                                     2011 (N)     2010   2011 (L)(R)    2010    2011 (L)(S)  2010
                                                   -----------  -------  ----------- ---------  ----------- ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (419,503) $    84   $  30,045  $  (9,519)   $   656   $  515
Net realized gains (losses).......................    (789,277)  (1,048)    (20,104)      (537)     1,561      154
Change in unrealized gains (losses)...............  (8,571,999)   2,767      (5,405)    44,293     (1,935)    (107)
                                                   -----------  -------   ---------  ---------    -------   ------
Increase (decrease) in net assets from operations.  (9,780,779)   1,803       4,536     34,237        282      562
                                                   -----------  -------   ---------  ---------    -------   ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      27,594       --         100        570         --       --
Benefit payments..................................  (1,418,631)      --          --         --         --       --
Payments on termination...........................  (2,991,891)  (1,482)    (49,155)   (78,220)        --     (483)
Contract Maintenance Charge.......................     (19,400)     (26)       (293)      (756)        (1)      (6)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  53,329,364    1,544    (750,900)   (61,855)    (6,198)      --
                                                   -----------  -------   ---------  ---------    -------   ------
Increase (decrease) in net assets from contract
 transactions.....................................  48,927,036       36    (800,248)  (140,261)    (6,199)    (489)
                                                   -----------  -------   ---------  ---------    -------   ------
INCREASE (DECREASE) IN NET ASSETS.................  39,146,257    1,839    (795,712)  (106,024)    (5,917)      73
NET ASSETS AT BEGINNING OF PERIOD.................      20,989   19,150     795,712    901,736      5,917    5,844
                                                   -----------  -------   ---------  ---------    -------   ------
NET ASSETS AT END OF PERIOD....................... $39,167,246  $20,989   $      --  $ 795,712    $    --   $5,917
                                                   ===========  =======   =========  =========    =======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period......       1,862    1,839      63,194     74,311        361      394
       Units issued...............................   2,733,101      154         781      3,356         --       --
       Units redeemed.............................    (334,194)    (131)    (63,975)   (14,473)      (361)     (33)
                                                   -----------  -------   ---------  ---------    -------   ------
    Units outstanding at end of period............   2,400,769    1,862          --     63,194         --      361
                                                   ===========  =======   =========  =========    =======   ======

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                         INVESCO
                                                           INVESCO                 INVESCO         INVESTMENT SERVICES
                                                     INVESTMENT SERVICES     INVESTMENT SERVICES       (SERIES II)
                                                         SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
                                                 --------------------------  -------------------  ---------------------
                                                           INVESCO                 INVESCO
                                                       VAN KAMPEN V.I.         VAN KAMPEN V.I.        INVESCO V. I.
                                                        MID CAP VALUE               VALUE              BALANCED II
                                                 --------------------------  -------------------  ---------------------
                                                     2011          2010      2011 (L)(T)   2010   2011 (L)(U)    2010
                                                 ------------  ------------  ----------- -------  ----------- ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   (545,952) $   (444,122)  $    703   $   (75)  $   3,418  $  (1,892)
Net realized gains (losses).....................     (767,726)   (2,505,716)    (7,575)   (3,391)     13,253    (24,162)
Change in unrealized gains (losses).............    1,175,012    13,950,977     13,146    13,301       4,134     64,928
                                                 ------------  ------------   --------   -------   ---------  ---------
Increase (decrease) in net assets from
 operations.....................................     (138,666)   11,001,139      6,274     9,835      20,805     38,874
                                                 ------------  ------------   --------   -------   ---------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       23,952        28,470         --        --          --        200
Benefit payments................................   (1,697,631)   (1,263,887)    (1,950)   (1,771)         --         --
Payments on termination.........................   (9,282,389)   (6,596,138)    (1,454)   (1,480)    (92,144)  (608,215)
Contract Maintenance Charge.....................      (54,168)      (63,999)       (16)      (77)         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (2,014,427)   (2,415,439)   (80,075)   (3,454)   (313,300)    (5,936)
                                                 ------------  ------------   --------   -------   ---------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (13,024,663)  (10,310,993)   (83,495)   (6,782)   (405,444)  (613,951)
                                                 ------------  ------------   --------   -------   ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (13,163,329)      690,146    (77,221)    3,053    (384,639)  (575,077)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   61,101,472    60,411,326     77,221    74,168     384,639    959,716
                                                 ------------  ------------   --------   -------   ---------  ---------
NET ASSETS AT END OF PERIOD..................... $ 47,938,143  $ 61,101,472   $     --   $77,221   $      --  $ 384,639
                                                 ============  ============   ========   =======   =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    4,243,267     5,038,249      5,611     6,115      40,718    107,389
       Units issued.............................      126,882       142,074         --       359           3        398
       Units redeemed...........................   (1,014,404)     (937,056)    (5,611)     (863)    (40,721)   (67,069)
                                                 ------------  ------------   --------   -------   ---------  ---------
    Units outstanding at end of period..........    3,355,745     4,243,267         --     5,611          --     40,718
                                                 ============  ============   ========   =======   =========  =========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT        INVESCO INVESTMENT    INVESCO INVESTMENT
                                            SERVICES (SERIES II)      SERVICES (SERIES II)   SERVICES (SERIES II)
                                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  -----------------------  ---------------------
                                                INVESCO V.I.              INVESCO V.I.          INVESCO V.I.
                                               BASIC VALUE II       CAPITAL APPRECIATION II  CAPITAL DEVELOPMENT II
                                          ------------------------  -----------------------  ---------------------
                                              2011         2010         2011        2010       2011        2010
                                          -----------  -----------  -----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (88,954) $  (127,250) $   (57,112) $  (43,202) $ (6,433)   $ (6,285)
Net realized gains (losses)..............  (1,018,112)    (625,113)      79,512     (41,689)     (281)    (15,553)
Change in unrealized gains (losses)......     638,862    1,242,784     (364,083)    558,063   (28,354)     79,918
                                          -----------  -----------  -----------  ----------   --------   --------
Increase (decrease) in net assets from
 operations..............................    (468,204)     490,421     (341,683)    473,172   (35,068)     58,080
                                          -----------  -----------  -----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      20,920       86,856        1,301       1,041        --          --
Benefit payments.........................    (146,846)    (185,202)     (27,498)    (63,428)       --     (21,797)
Payments on termination..................  (1,155,166)    (939,739)    (220,785)   (413,964)   (1,088)    (15,141)
Contract Maintenance Charge..............     (28,574)     (35,610)      (7,319)     (9,621)       --          --
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,637,515)    (156,007)  (1,516,391)    (16,999)    6,267     (37,442)
                                          -----------  -----------  -----------  ----------   --------   --------
Increase (decrease) in net assets from
 contract transactions...................  (2,947,181)  (1,229,702)  (1,770,692)   (502,971)    5,179     (74,380)
                                          -----------  -----------  -----------  ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,415,385)    (739,281)  (2,112,375)    (29,799)  (29,889)    (16,300)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,726,499   10,465,780    4,071,714   4,101,513   393,478     409,778
                                          -----------  -----------  -----------  ----------   --------   --------
NET ASSETS AT END OF PERIOD.............. $ 6,311,114  $ 9,726,499  $ 1,959,339  $4,071,714  $363,589    $393,478
                                          ===========  ===========  ===========  ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     858,600      975,638      358,803     411,719    29,950      36,334
       Units issued......................      40,541       53,490        1,777       3,511       514          18
       Units redeemed....................    (308,213)    (170,528)    (163,358)    (56,427)      (92)     (6,402)
                                          -----------  -----------  -----------  ----------   --------   --------
    Units outstanding at end of period...     590,928      858,600      197,222     358,803    30,372      29,950
                                          ===========  ===========  ===========  ==========   ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            INVESCO INVESTMENT    INVESCO INVESTMENT        INVESCO INVESTMENT
                                           SERVICES (SERIES II)   SERVICES (SERIES II)     SERVICES (SERIES II)
                                                SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  --------------------  -------------------------
                                               INVESCO V.I.          INVESCO V.I.              INVESCO V.I.
                                              CORE EQUITY II      DIVERSIFIED INCOME II     DIVIDEND GROWTH II
                                          ----------------------  --------------------  -------------------------
                                             2011        2010       2011       2010         2011         2010
                                          ----------  ----------  --------   --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (23,555) $  (24,873) $  7,136   $  8,520   $  (113,705) $   (113,706)
Net realized gains (losses)..............     39,736       2,798   (13,739)   (22,656)      673,659      (161,062)
Change in unrealized gains (losses)......    (61,279)    193,220    16,714     34,062    (1,139,569)    4,228,755
                                          ----------  ----------  --------   --------   -----------  ------------
Increase (decrease) in net assets from
 operations..............................    (45,098)    171,145    10,111     19,926      (579,615)    3,953,987
                                          ----------  ----------  --------   --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --          --       781        270        14,195       155,555
Benefit payments.........................    (45,082)    (62,714)  (20,798)   (26,571)   (1,285,110)   (1,104,349)
Payments on termination..................   (196,180)   (290,830)  (23,058)   (45,067)   (5,517,162)  (14,369,996)
Contract Maintenance Charge..............     (7,258)     (8,519)       --         --       (77,225)      (89,403)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (14,532)    (21,164)   28,855     (1,763)     (991,348)   (1,289,107)
                                          ----------  ----------  --------   --------   -----------  ------------
Increase (decrease) in net assets from
 contract transactions...................   (263,052)   (383,227)  (14,220)   (73,131)   (7,856,650)  (16,697,300)
                                          ----------  ----------  --------   --------   -----------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (308,150)   (212,082)   (4,109)   (53,205)   (8,436,265)  (12,743,313)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,601,584   2,813,666   228,423    281,628    48,028,745    60,772,058
                                          ----------  ----------  --------   --------   -----------  ------------
NET ASSETS AT END OF PERIOD.............. $2,293,434  $2,601,584  $224,314   $228,423   $39,592,480  $ 48,028,745
                                          ==========  ==========  ========   ========   ===========  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    236,502     274,813    20,507     27,243     4,450,824     6,186,277
       Units issued......................      9,239       3,538     3,093         81        96,156       128,353
       Units redeemed....................    (33,846)    (41,849)   (4,402)    (6,817)     (809,554)   (1,863,806)
                                          ----------  ----------  --------   --------   -----------  ------------
    Units outstanding at end of period...    211,895     236,502    19,198     20,507     3,737,426     4,450,824
                                          ==========  ==========  ========   ========   ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     INVESCO INVESTMENT       INVESCO INVESTMENT     INVESCO INVESTMENT
                                                    SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                        SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                                 -------------------------  -----------------------  ------------------
                                                        INVESCO V.I.             INVESCO V.I.           INVESCO V. I.
                                                 GLOBAL DIVIDEND GROWTH II  GOVERNMENT SECURITIES II    HIGH YIELD II
                                                 -------------------------  -----------------------  ------------------
                                                  2011 (L)(V)      2010        2011        2010        2011       2010
                                                 ------------  -----------  ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    792,654  $   (23,263) $  12,627   $   21,848   $ 22,713   $ 31,769
Net realized gains (losses).....................   (6,866,785)  (2,146,712)      (650)       2,228     (3,019)       850
Change in unrealized gains (losses).............    8,123,714    4,679,582     29,032       12,884    (23,207)    14,708
                                                 ------------  -----------  ---------   ----------   --------   --------
Increase (decrease) in net assets from
 operations.....................................    2,049,583    2,509,607     41,009       36,960     (3,513)    47,327
                                                 ------------  -----------  ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................          663       17,834         --           --         --        253
Benefit payments................................     (131,788)    (463,039)   (21,450)          --     (8,625)   (22,027)
Payments on termination.........................   (1,449,158)  (3,137,618)  (249,081)    (340,172)   (50,590)   (79,450)
Contract Maintenance Charge.....................       (9,493)     (60,966)        --           --         --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (28,067,983)    (515,009)    23,535         (812)     5,121     46,611
                                                 ------------  -----------  ---------   ----------   --------   --------
Increase (decrease) in net assets from contract
 transactions...................................  (29,657,759)  (4,158,798)  (246,996)    (340,984)   (54,094)   (54,613)
                                                 ------------  -----------  ---------   ----------   --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (27,608,176)  (1,649,191)  (205,987)    (304,024)   (57,607)    (7,286)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   27,608,176   29,257,367    769,733    1,073,757    453,566    460,852
                                                 ------------  -----------  ---------   ----------   --------   --------
NET ASSETS AT END OF PERIOD..................... $         --  $27,608,176  $ 563,746   $  769,733   $395,959   $453,566
                                                 ============  ===========  =========   ==========   ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    2,300,661    2,684,749     60,606       87,331     26,479     30,025
       Units issued.............................       11,999       73,615      1,853           90        845      3,052
       Units redeemed...........................   (2,312,660)    (457,703)   (20,418)     (26,815)    (4,008)    (6,598)
                                                 ------------  -----------  ---------   ----------   --------   --------
    Units outstanding at end of period..........           --    2,300,661     42,041       60,606     23,316     26,479
                                                 ============  ===========  =========   ==========   ========   ========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT         INVESCO INVESTMENT       INVESCO INVESTMENT
                                            SERVICES (SERIES II)       SERVICES (SERIES II)     SERVICES (SERIES II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                          ------------------------  -------------------------  ---------------------
                                                                                                    INVESCO V.I.
                                                INVESCO V.I.               INVESCO V.I.            INTERNATIONAL
                                          HIGH YIELD SECURITIES II      INCOME BUILDER II            GROWTH II
                                          ------------------------  -------------------------  ---------------------
                                              2011         2010      2011 (L)(W)      2010      2011 (Y)      2010
                                          -----------  -----------  ------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   758,450  $   960,386  $    164,096  $    67,590  $  (40,033) $     645
Net realized gains (losses)..............      30,026      (77,973)      592,209     (286,081)    (50,506)    44,860
Change in unrealized gains (losses)......    (739,045)     290,130       109,743    1,592,214    (520,519)    13,711
                                          -----------  -----------  ------------  -----------  ----------  ---------
Increase (decrease) in net assets from
 operations..............................      49,431    1,172,543       866,048    1,373,723    (611,058)    59,216
                                          -----------  -----------  ------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,395       10,563           850        3,340       3,054        939
Benefit payments.........................    (540,298)    (213,437)     (239,554)    (462,493)    (96,493)   (20,033)
Payments on termination..................  (2,616,480)  (2,054,574)     (797,504)  (2,178,917)   (318,098)  (141,427)
Contract Maintenance Charge..............     (31,921)     (39,128)       (2,922)     (21,624)    (15,680)        --
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (362,464)     381,527   (14,006,715)     365,483   4,846,328    (73,986)
                                          -----------  -----------  ------------  -----------  ----------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (3,541,768)  (1,915,049)  (15,045,845)  (2,294,211)  4,419,111   (234,507)
                                          -----------  -----------  ------------  -----------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,492,337)    (742,506)  (14,179,797)    (920,488)  3,808,053   (175,291)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,783,421   15,525,927    14,179,797   15,100,285     620,697    795,988
                                          -----------  -----------  ------------  -----------  ----------  ---------
NET ASSETS AT END OF PERIOD.............. $11,291,084  $14,783,421  $         --  $14,179,797  $4,428,750  $ 620,697
                                          ===========  ===========  ============  ===========  ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,492,227    1,654,592     1,027,314    1,204,278      34,659     49,091
       Units issued......................      38,631      177,691        17,325       70,533     540,180        274
       Units redeemed....................    (402,127)    (340,056)   (1,044,639)    (247,497)    (67,985)   (14,706)
                                          -----------  -----------  ------------  -----------  ----------  ---------
    Units outstanding at end of period...   1,128,731    1,492,227            --    1,027,314     506,854     34,659
                                          ===========  ===========  ============  ===========  ==========  =========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   INVESCO INVESTMENT     INVESCO INVESTMENT      INVESCO INVESTMENT
                                                  SERVICES (SERIES II)   SERVICES (SERIES II)    SERVICES (SERIES II)
                                                      SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  ----------------------  ---------------------
                                                      INVESCO V.I.           INVESCO V.I.
                                                       LARGE CAP             MID CAP CORE            INVESCO V.I.
                                                       GROWTH II               EQUITY II           MONEY MARKET II
                                                 ---------------------  ----------------------  ---------------------
                                                 2011 (L)(X)    2010       2011        2010        2011       2010
                                                 ----------- ---------  ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)....................  $  (2,832) $  (7,416) $  (53,831) $  (49,743) $ (13,773) $  (16,103)
Net realized gains (losses).....................    126,048      2,921      15,854     (58,631)        --          --
Change in unrealized gains (losses).............    (79,471)    73,235    (229,082)    508,469         --          --
                                                  ---------  ---------  ----------  ----------  ---------  ----------
Increase (decrease) in net assets from
 operations.....................................     43,745     68,740    (267,059)    400,095    (13,773)    (16,103)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................         --        200         260         375         --          --
Benefit payments................................         --         --     (35,781)    (94,212)       (45)    (22,685)
Payments on termination.........................     (5,582)  (127,299)   (296,798)   (602,616)  (208,045)   (453,068)
Contract Maintenance Charge.....................         --         --      (8,640)    (10,504)        --          --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (563,598)   (26,178)   (142,114)    (89,298)   220,526    (172,418)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (569,180)  (153,277)   (483,073)   (796,255)    12,436    (648,171)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (525,435)   (84,537)   (750,132)   (396,160)    (1,337)   (664,274)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................    525,435    609,972   3,700,111   4,096,271    961,947   1,626,221
                                                  ---------  ---------  ----------  ----------  ---------  ----------
NET ASSETS AT END OF PERIOD.....................  $      --  $ 525,435  $2,949,979  $3,700,111  $ 960,610  $  961,947
                                                  =========  =========  ==========  ==========  =========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     48,503     64,769     267,908     332,087     95,688     159,310
       Units issued.............................          4        368       7,051      11,362     22,349       3,504
       Units redeemed...........................    (48,507)   (16,634)    (43,264)    (75,541)   (21,054)    (67,126)
                                                  ---------  ---------  ----------  ----------  ---------  ----------
    Units outstanding at end of period..........         --     48,503     231,695     267,908     96,983      95,688
                                                  =========  =========  ==========  ==========  =========  ==========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                       INVESCO INVESTMENT      INVESCO INVESTMENT    INVESCO INVESTMENT
                                                      SERVICES (SERIES II)     SERVICES (SERIES II) SERVICES (SERIES II)
                                                           SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                   --------------------------  -------------------  -------------------
                                                          INVESCO V.I.            INVESCO V.I.          INVESCO V.I.
                                                        S&P 500 INDEX II         TECHNOLOGY II          UTILITIES II
                                                   --------------------------  -------------------  -------------------
                                                       2011          2010        2011       2010       2011      2010
                                                   ------------  ------------  --------   -------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $    (39,965) $    (12,346) $   (390)  $  (700)  $   7,451  $  8,417
Net realized gains (losses).......................    2,423,898       351,199     8,968       306      (9,841)   (5,683)
Change in unrealized gains (losses)...............   (2,281,080)    8,813,962    (8,637)    7,950      57,245    15,981
                                                   ------------  ------------  --------   -------   ---------  --------
Increase (decrease) in net assets from operations.      102,853     9,152,815       (59)    7,556      54,855    18,715
                                                   ------------  ------------  --------   -------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................       42,821        46,308        --        84         521       180
Benefit payments..................................   (2,001,282)   (1,490,618)       --        --          --        --
Payments on termination...........................  (10,772,239)   (7,302,668)  (26,664)   (3,745)   (162,413)  (27,148)
Contract Maintenance Charge.......................     (182,105)     (209,608)       --        --          --        --
Transfers among the sub-accounts and with the
 Fixed Account--net...............................   (3,772,440)   (3,718,933)    2,926      (237)     17,507     4,299
                                                   ------------  ------------  --------   -------   ---------  --------
Increase (decrease) in net assets from contract
 transactions.....................................  (16,685,245)  (12,675,519)  (23,738)   (3,898)   (144,385)  (22,669)
                                                   ------------  ------------  --------   -------   ---------  --------
INCREASE (DECREASE) IN NET ASSETS.................  (16,582,392)   (3,522,704)  (23,797)    3,658     (89,530)   (3,954)
NET ASSETS AT BEGINNING OF
 PERIOD...........................................   78,240,591    81,763,295    48,668    45,010     448,059   452,013
                                                   ------------  ------------  --------   -------   ---------  --------
NET ASSETS AT END OF PERIOD....................... $ 61,658,199  $ 78,240,591  $ 24,871   $48,668   $ 358,529  $448,059
                                                   ============  ============  ========   =======   =========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period......    7,385,502     8,739,334     3,821     4,210      27,820    29,321
       Units issued...............................      343,093       256,404       530        11       1,400       296
       Units redeemed.............................   (1,886,883)   (1,610,236)   (2,253)     (400)     (9,803)   (1,797)
                                                   ------------  ------------  --------   -------   ---------  --------
    Units outstanding at end of period............    5,841,712     7,385,502     2,098     3,821      19,417    27,820
                                                   ============  ============  ========   =======   =========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             INVESCO INVESTMENT         INVESCO INVESTMENT         INVESCO INVESTMENT
                                            SERVICES (SERIES II)       SERVICES (SERIES II)       SERVICES (SERIES II)
                                                 SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                          ------------------------  --------------------------  ------------------------
                                                                                                 INVESCO VAN KAMPEN V.I.
                                           INVESCO VAN KAMPEN V.I.    INVESCO VAN KAMPEN V.I.          EQUITY AND
                                          CAPITAL GROWTH--SERIES II     COMSTOCK--SERIES II         INCOME--SERIES II
                                          ------------------------  --------------------------  ------------------------
                                            2011 (X)       2010         2011          2010      2011 (U)(W)      2010
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (564,970) $  (607,548) $   (407,707) $ (2,415,788) $   (19,913) $   191,298
Net realized gains (losses)..............   2,374,482      982,773      (146,691)   (3,586,433)     516,083     (165,007)
Change in unrealized gains (losses)......  (4,143,598)   5,361,193    (3,796,953)   25,973,333   (2,772,220)   4,558,505
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (2,334,086)   5,736,418    (4,351,351)   19,971,112   (2,276,050)   4,584,796
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       9,207       30,828       109,893       183,024       85,610       10,956
Benefit payments.........................    (786,578)    (516,246)   (3,298,406)   (3,675,769)  (2,147,156)  (1,395,749)
Payments on termination..................  (6,109,794)  (3,924,652)  (22,282,180)  (16,814,191)  (6,854,085)  (5,311,932)
Contract Maintenance Charge..............     (85,263)    (101,841)     (391,681)     (482,637)    (137,920)    (154,740)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      (7,641)    (776,127)   (5,717,689)   (4,275,486)  10,992,471     (749,264)
                                          -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (6,980,069)  (5,288,038)  (31,580,063)  (25,065,059)   1,938,920   (7,600,729)
                                          -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,314,155)     448,380   (35,931,414)   (5,093,947)    (337,130)  (3,015,933)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  37,032,315   36,583,935   157,375,683   162,469,630   47,464,368   50,480,301
                                          -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,718,160  $37,032,315  $121,444,269  $157,375,683  $47,127,238  $47,464,368
                                          ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,258,929    3,778,351    11,989,181    14,080,751    3,394,229    3,981,365
       Units issued......................     211,148      124,060       322,890       347,657    1,151,122      183,515
       Units redeemed....................    (831,824)    (643,482)   (2,696,946)   (2,439,227)  (1,067,778)    (770,651)
                                          -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................   2,638,253    3,258,929     9,615,125    11,989,181    3,477,573    3,394,229
                                          ===========  ===========  ============  ============  ===========  ===========

--------
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            INVESCO INVESTMENT      INVESCO INVESTMENT          INVESCO INVESTMENT
                                           SERVICES (SERIES II)    SERVICES (SERIES II)        SERVICES (SERIES II)
                                               SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
                                           -------------------- --------------------------   -----------------------
                                            INVESCO VAN KAMPEN                               INVESCO VAN KAMPEN V.I.
                                            V.I. GLOBAL VALUE     INVESCO VAN KAMPEN V.I.      INTERNATIONAL GROWTH
                                            EQUITY--SERIES II   GROWTH AND INCOME--SERIES II    EQUITY--SERIES II
                                           -------------------- --------------------------   -----------------------
                                               2011 (Q)(V)          2011           2010      2011 (L)(Y)     2010
                                           -------------------- ------------   ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)..............     $  (259,109)     $   (504,140)  $ (1,351,521) $   100,108  $  (10,820)
Net realized gains (losses)...............        (451,132)          860,535       (961,268)     246,591     (83,146)
Change in unrealized gains (losses).......      (4,221,674)       (2,920,099)    10,999,298      (23,363)    386,268
                                               -----------      ------------   ------------  -----------  ----------
Increase (decrease) in net assets from
 operations...............................      (4,931,915)       (2,563,704)     8,686,509      323,336     292,302
                                               -----------      ------------   ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................          29,086           108,696        105,292           --       1,047
Benefit payments..........................        (483,459)       (2,060,175)    (1,632,366)      (8,412)    (33,516)
Payments on termination...................      (2,245,751)      (12,836,186)    (9,121,328)    (381,785)   (386,649)
Contract Maintenance Charge...............         (38,573)         (308,645)      (382,780)      (2,347)    (22,471)
Transfers among the sub-accounts and with
 the Fixed Account--net...................      28,797,736        (2,623,684)    (1,883,835)  (3,869,354)     51,446
                                               -----------      ------------   ------------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions....................      26,059,039       (17,719,994)   (12,915,017)  (4,261,898)   (390,143)
                                               -----------      ------------   ------------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................      21,127,124       (20,283,698)    (4,228,508)  (3,938,562)    (97,841)
NET ASSETS AT BEGINNING OF
 PERIOD...................................              --        88,173,208     92,401,716    3,938,562   4,036,403
                                               -----------      ------------   ------------  -----------  ----------
NET ASSETS AT END OF PERIOD...............     $21,127,124      $ 67,889,510   $ 88,173,208  $        --  $3,938,562
                                               ===========      ============   ============  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................              --         5,457,732      6,315,346      445,437     493,363
       Units issued.......................       2,331,206           219,681        288,078        5,060      49,437
       Units redeemed.....................        (335,194)       (1,305,304)    (1,145,692)    (450,497)    (97,363)
                                               -----------      ------------   ------------  -----------  ----------
    Units outstanding at end of period....       1,996,012         4,372,109      5,457,732           --     445,437
                                               ===========      ============   ============  ===========  ==========

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    INVESCO INVESTMENT        INVESCO INVESTMENT
                                                   SERVICES (SERIES II)      SERVICES (SERIES II)    JANUS ASPEN SERIES
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  -----------------
                                                  INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.
                                                 MID CAP GROWTH--SERIES II MID CAP VALUE--SERIES II  FORTY PORTFOLIO
                                                 ------------------------  ------------------------  -----------------
                                                     2011         2010         2011         2010      2011      2010
                                                 -----------  -----------  -----------  -----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (211,693) $  (223,135) $  (440,406) $  (370,299) $  (78)  $  (174)
Net realized gains (losses).....................      37,638     (540,225)  (1,177,942)  (2,791,199)     42     3,496
Change in unrealized gains (losses).............  (1,089,259)   3,805,690    1,643,342   11,676,838    (551)   (3,061)
                                                 -----------  -----------  -----------  -----------  ------   -------
Increase (decrease) in net assets from
 operations.....................................  (1,263,314)   3,042,330       24,994    8,515,340    (587)      261
                                                 -----------  -----------  -----------  -----------  ------   -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      12,767      107,496       79,898       45,053      --        --
Benefit payments................................    (147,238)    (179,491)  (1,067,222)    (923,073)     --        --
Payments on termination.........................  (1,819,744)  (1,864,627)  (6,584,217)  (5,398,370)     --    (9,639)
Contract Maintenance Charge.....................     (36,099)     (45,216)    (173,445)    (212,151)     (6)      (10)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    (161,407)    (174,200)  (1,636,398)  (2,565,633)     67       100
                                                 -----------  -----------  -----------  -----------  ------   -------
Increase (decrease) in net assets from contract
 transactions...................................  (2,151,721)  (2,156,038)  (9,381,384)  (9,054,174)     61    (9,549)
                                                 -----------  -----------  -----------  -----------  ------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (3,415,035)     886,292   (9,356,390)    (538,834)   (526)   (9,288)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  13,827,105   12,940,813   45,934,640   46,473,474   7,240    16,528
                                                 -----------  -----------  -----------  -----------  ------   -------
NET ASSETS AT END OF PERIOD..................... $10,412,070  $13,827,105  $36,578,250  $45,934,640  $6,714   $ 7,240
                                                 ===========  ===========  ===========  ===========  ======   =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     879,191    1,030,849    2,557,484    3,109,070     472     1,134
       Units issued.............................      91,382      114,592      149,441      135,820       5         8
       Units redeemed...........................    (228,303)    (266,250)    (651,705)    (687,406)     (1)     (670)
                                                 -----------  -----------  -----------  -----------  ------   -------
    Units outstanding at end of period..........     742,270      879,191    2,055,220    2,557,484     476       472
                                                 ===========  ===========  ===========  ===========  ======   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                   LEGG MASON
                                                     LAZARD RETIREMENT   LEGG MASON              PARTNERS VARIABLE
                                                     SERIES, INC.      PARTNERS VARIABLE INCOME  PORTFOLIOS I, INC
                                                      SUB-ACCOUNT      TRUST SUB-ACCOUNT           SUB-ACCOUNT
                                                     ----------------  -----------------------   ----------------
                                                                                                   LEGG MASON
                                                                       LEGG MASON CLEARBRIDGE      CLEARBRIDGE
                                                       EMERGING        VARIABLE FUNDAMENTAL      VARIABLE LARGE CAP
                                                     MARKETS EQUITY    ALL CAP VALUE PORTFOLIO I VALUE PORTFOLIO I
                                                     ----------------  -----------------------   ----------------
                                                      2011     2010     2011          2010        2011      2010
                                                      -----    -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   3    $  (4)   $   (1)       $    4      $    9    $   18
Net realized gains (losses).........................     4      136        (4)           (6)          4        (1)
Change in unrealized gains (losses).................  (118)     (52)      (84)          155          31        79
                                                      -----    -----     ------        ------    ------    ------
Increase (decrease) in net assets from operations...  (111)      80       (89)          153          44        96
                                                      -----    -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................    --       --        --            --          --        --
Benefit payments....................................    --       --        --            --          --        --
Payments on termination.............................    --     (415)       --            --          --        --
Contract Maintenance Charge.........................    (1)      (1)       (2)           (2)         (2)       (2)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    80      (36)       17            49         (71)       76
                                                      -----    -----     ------        ------    ------    ------
Increase (decrease) in net assets from contract
 transactions.......................................    79     (452)       15            47         (73)       74
                                                      -----    -----     ------        ------    ------    ------
INCREASE (DECREASE) IN NET ASSETS...................   (32)    (372)      (74)          200         (29)      170
NET ASSETS AT BEGINNING OF PERIOD...................   555      927     1,192           992       1,344     1,174
                                                      -----    -----     ------        ------    ------    ------
NET ASSETS AT END OF PERIOD......................... $ 523    $ 555    $1,118        $1,192      $1,315    $1,344
                                                      =====    =====     ======        ======    ======    ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    10       21       137           131         117       110
       Units issued.................................     2       --         2             6          --         7
       Units redeemed...............................    --      (11)       --            --          (6)       --
                                                      -----    -----     ------        ------    ------    ------
    Units outstanding at end of period..............    12       10       139           137         111       117
                                                      =====    =====     ======        ======    ======    ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               BOND-DEBENTURE          FUNDAMENTAL EQUITY         GROWTH AND INCOME
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ 1,245,253  $ 1,485,360  $  (131,532) $  (142,961) $  (193,418) $  (250,195)
Net realized gains (losses)..............     696,086      307,805      867,132       81,672     (773,728)  (1,335,405)
Change in unrealized gains (losses)......  (1,029,742)   1,657,004   (1,199,233)   1,734,346     (600,995)   5,106,825
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     911,597    3,450,169     (463,633)   1,673,057   (1,568,141)   3,521,225
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      43,899       38,323        3,896       40,288        1,288       13,620
Benefit payments.........................  (1,061,823)    (933,121)    (159,790)    (154,457)    (470,561)    (459,452)
Payments on termination..................  (4,613,711)  (3,981,679)  (1,177,142)    (969,419)  (2,571,067)  (2,377,217)
Contract Maintenance Charge..............    (127,062)    (139,401)     (28,937)     (31,272)     (90,109)    (108,188)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     119,667    1,919,234   (1,192,865)    (158,480)  (1,334,812)  (1,460,480)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,639,030)  (3,096,644)  (2,554,838)  (1,273,340)  (4,465,261)  (4,391,717)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (4,727,433)     353,525   (3,018,471)     399,717   (6,033,402)    (870,492)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  35,210,907   34,857,382   11,248,708   10,848,991   24,514,109   25,384,601
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $30,483,474  $35,210,907  $ 8,230,237  $11,248,708  $18,480,707  $24,514,109
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,553,890    2,795,663      812,852      918,509    2,222,309    2,661,342
       Units issued......................     239,182      393,454       70,537       70,278       81,203       81,365
       Units redeemed....................    (644,208)    (635,227)    (253,033)    (175,935)    (490,578)    (520,398)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,148,864    2,553,890      630,356      812,852    1,812,934    2,222,309
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                  MFS VARIABLE
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND     INSURANCE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ------------------------  --------------------
                                            GROWTH OPPORTUNITIES          MID-CAP VALUE            MFS GROWTH
                                          ------------------------  ------------------------  --------------------
                                              2011         2010         2011         2010        2011       2010
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (204,648) $  (219,101) $  (348,693) $  (325,222) $  (9,282) $ (10,461)
Net realized gains (losses)..............   3,195,030      334,322     (913,803)  (2,205,367)    (1,675)   (25,417)
Change in unrealized gains (losses)......  (4,237,215)   2,572,251      119,074    8,277,486     (1,100)   139,203
                                          -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets from
 operations..............................  (1,246,833)   2,687,472   (1,143,422)   5,746,897    (12,057)   103,325
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      20,468       31,984       57,024       17,271        329        465
Benefit payments.........................    (776,612)    (382,539)  (1,036,976)    (679,444)    (8,359)   (12,424)
Payments on termination..................  (1,757,878)  (1,214,877)  (3,337,236)  (2,999,105)  (109,044)   (95,033)
Contract Maintenance Charge..............     (53,348)     (62,114)     (90,097)    (100,334)      (740)      (809)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      99,740     (679,617)    (245,386)  (1,714,235)   (21,354)   (53,592)
                                          -----------  -----------  -----------  -----------  ---------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (2,467,630)  (2,307,163)  (4,652,671)  (5,475,847)  (139,168)  (161,393)
                                          -----------  -----------  -----------  -----------  ---------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (3,714,463)     380,309   (5,796,093)     271,050   (151,225)   (58,068)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  14,398,946   14,018,637   27,793,187   27,522,137    836,004    894,072
                                          -----------  -----------  -----------  -----------  ---------  ---------
NET ASSETS AT END OF
 PERIOD.................................. $10,684,483  $14,398,946  $21,997,094  $27,793,187  $ 684,779  $ 836,004
                                          ===========  ===========  ===========  ===========  =========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     940,124    1,107,968    2,335,388    2,855,912     87,291    102,967
       Units issued......................     174,136      131,390      197,276      121,403         60        669
       Units redeemed....................    (326,945)    (299,234)    (576,415)    (641,927)   (15,865)   (16,345)
                                          -----------  -----------  -----------  -----------  ---------  ---------
    Units outstanding at end of
     period..............................     787,315      940,124    1,956,249    2,335,388     71,486     87,291
                                          ===========  ===========  ===========  ===========  =========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               MFS VARIABLE          MFS VARIABLE            MFS VARIABLE
                                             INSURANCE TRUST        INSURANCE TRUST         INSURANCE TRUST
                                               SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------  ----------------------  ----------------------
                                             MFS HIGH INCOME      MFS INVESTORS TRUST      MFS NEW DISCOVERY
                                           -------------------  ----------------------  ----------------------
                                              2011      2010       2011        2010        2011        2010
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  34,915  $ 32,211  $   (7,206) $   (1,787) $  (24,603) $  (25,740)
Net realized gains (losses)...............     1,301    (2,905)    107,335      11,507     311,986      42,582
Change in unrealized gains (losses).......   (22,369)   37,934    (113,438)    134,820    (485,048)    535,296
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    13,847    67,240     (13,309)    144,540    (197,665)    552,138
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        30        86       1,961       4,318      13,691      18,466
Benefit payments..........................        --   (10,490)    (21,278)    (12,846)     (3,807)     (9,299)
Payments on termination...................   (27,176)  (46,065)   (344,015)   (212,217)   (291,043)   (488,483)
Contract Maintenance Charge...............      (282)     (329)       (972)     (1,188)     (1,826)     (2,023)
Transfers among the sub-accounts and with
 the Fixed Account--net...................  (124,856)   (1,431)   (317,591)      3,512      49,120    (217,029)
                                           ---------  --------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (152,284)  (58,229)   (681,895)   (218,421)   (233,865)   (698,368)
                                           ---------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (138,437)    9,011    (695,204)    (73,881)   (431,530)   (146,230)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   535,897   526,886   1,665,690   1,739,571   2,007,644   2,153,874
                                           ---------  --------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $ 397,460  $535,897  $  970,486  $1,665,690  $1,576,114  $2,007,644
                                           =========  ========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    35,525    39,516     162,802     186,055     101,590     146,944
       Units issued.......................     7,915       722       2,771       7,586       9,168       7,068
       Units redeemed.....................   (17,979)   (4,713)    (67,488)    (30,839)    (19,998)    (52,422)
                                           ---------  --------  ----------  ----------  ----------  ----------
    Units outstanding at end of period....    25,461    35,525      98,085     162,802      90,760     101,590
                                           =========  ========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                     MFS VARIABLE          MFS VARIABLE          MFS VARIABLE
                                                   INSURANCE TRUST        INSURANCE TRUST       INSURANCE TRUST
                                                     SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                                 -------------------  ----------------------  ------------------
                                                     MFS RESEARCH        MFS RESEARCH BOND       MFS UTILITIES
                                                 -------------------  ----------------------  ------------------
                                                   2011       2010       2011        2010       2011      2010
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (3,675) $  (3,066) $   14,054  $   25,465  $  4,608  $  4,449
Net realized gains (losses).....................    2,196    (16,637)     57,105      28,443     4,637     1,227
Change in unrealized gains (losses).............   (9,553)    90,568      (8,161)     31,952     4,484    21,399
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................  (11,032)    70,865      62,998      85,860    13,729    27,075
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --      8,000       9,682       9,144        --        --
Benefit payments................................   (2,360)      (586)      3,384     (16,008)       --        --
Payments on termination.........................  (26,290)  (132,180)   (176,379)   (189,526)  (23,986)  (29,338)
Contract Maintenance Charge.....................     (292)      (306)     (1,029)     (1,251)     (110)     (107)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................      (28)    (7,903)   (237,055)     20,808     9,188     4,693
                                                 --------  ---------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (28,970)  (132,975)   (401,397)   (176,833)  (14,908)  (24,752)
                                                 --------  ---------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (40,002)   (62,110)   (338,399)    (90,973)   (1,179)    2,323
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  608,261    670,371   1,366,632   1,457,605   256,646   254,323
                                                 --------  ---------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $568,259  $ 608,261  $1,028,233  $1,366,632  $255,467  $256,646
                                                 ========  =========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   63,710     80,128      78,934      89,259    12,632    14,043
       Units issued.............................        9      1,531       3,176       9,434       430       235
       Units redeemed...........................   (2,867)   (17,949)    (25,835)    (19,759)   (1,134)   (1,646)
                                                 --------  ---------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   60,852     63,710      56,275      78,934    11,928    12,632
                                                 ========  =========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                           TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                               SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                           ---------------------  ---------------------  ---------------------
                                                MFS GROWTH        MFS INVESTORS TRUST     MFS NEW DISCOVERY
                                             (SERVICE CLASS)        (SERVICE CLASS)        (SERVICE CLASS)
                                           ---------------------  ---------------------  ---------------------
                                              2011       2010       2011        2010       2011        2010
                                           ---------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (3,348)  $ (4,152)  $ (1,250)   $   (921)  $ (4,363)   $ (4,008)
Net realized gains (losses)...............    37,768     12,092      6,491       3,771     48,865       4,683
Change in unrealized gains (losses).......   (38,099)    23,436    (11,190)     12,524    (78,800)     84,143
                                           ---------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from
 operations...............................    (3,679)    31,376     (5,949)     15,374    (34,298)     84,818
                                           ---------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................        --         --         --          --         35          60
Benefit payments..........................        --    (10,892)   (21,082)         --         --      (1,832)
Payments on termination...................  (121,875)   (45,452)    (3,427)    (30,251)   (47,112)     (7,912)
Contract Maintenance Charge...............       (79)       (76)      (156)       (174)       (86)        (96)
Transfers among the sub-accounts and with
 the Fixed Account--net...................        63     (2,303)    (4,147)        342    (12,356)    (39,315)
                                           ---------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from
 contract transactions....................  (121,891)   (58,723)   (28,812)    (30,083)   (59,519)    (49,095)
                                           ---------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (125,570)   (27,347)   (34,761)    (14,709)   (93,817)     35,723
NET ASSETS AT BEGINNING OF
 PERIOD...................................   264,706    292,053    182,975     197,684    321,846     286,123
                                           ---------   --------    --------   --------    --------   --------
NET ASSETS AT END OF PERIOD............... $ 139,136   $264,706   $148,214    $182,975   $228,029    $321,846
                                           =========   ========    ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    27,702     34,562     17,834      21,059     24,168      28,790
       Units issued.......................     1,063         40        264          66        829         611
       Units redeemed.....................   (13,903)    (6,900)    (3,001)     (3,291)    (5,616)     (5,233)
                                           ---------   --------    --------   --------    --------   --------
    Units outstanding at end of period....    14,862     27,702     15,097      17,834     19,381      24,168
                                           =========   ========    ========   ========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE   MORGAN STANLEY VARIABLE
                                           TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)      INVESTMENT SERIES
                                               SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           ---------------------  ----------------------  ------------------------
                                              MFS RESEARCH             MFS UTILITIES
                                             (SERVICE CLASS)          (SERVICE CLASS)         AGGRESSIVE EQUITY
                                           ---------------------  ----------------------  ------------------------
                                             2011        2010        2011        2010         2011         2010
                                            --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (1,107)   $ (1,253)  $   19,502  $   17,674  $  (193,278) $  (192,030)
Net realized gains (losses)...............   18,673       4,971       31,389       6,504      857,274      565,598
Change in unrealized gains (losses).......  (20,871)     15,868       13,506     123,836   (1,701,237)   2,466,203
                                            --------   --------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................   (3,305)     19,586       64,397     148,014   (1,037,241)   2,839,771
                                            --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --          --           --         700       22,359        4,170
Benefit payments..........................  (22,665)         --           --          --     (458,685)    (513,892)
Payments on termination...................  (32,794)    (26,926)    (167,521)   (116,904)  (1,612,315)  (1,351,106)
Contract Maintenance Charge...............      (49)        (51)        (126)       (142)      (9,059)      (9,977)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   (5,621)        917       14,780       2,881       85,877     (597,360)
                                            --------   --------   ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (61,129)    (26,060)    (152,867)   (113,465)  (1,971,823)  (2,468,165)
                                            --------   --------   ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (64,434)     (6,474)     (88,470)     34,549   (3,009,064)     371,606
NET ASSETS AT BEGINNING OF
 PERIOD...................................  167,945     174,419    1,401,341   1,366,792   14,195,986   13,824,380
                                            --------   --------   ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $103,511    $167,945   $1,312,871  $1,401,341  $11,186,922  $14,195,986
                                            ========   ========   ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   16,252      19,273       71,863      77,898      900,377    1,100,531
       Units issued.......................       12         105        1,147         206       54,287       50,363
       Units redeemed.....................   (5,923)     (3,126)      (8,766)     (6,241)    (180,326)    (250,517)
                                            --------   --------   ----------  ----------  -----------  -----------
    Units outstanding at end of period....   10,341      16,252       64,244      71,863      774,338      900,377
                                            ========   ========   ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                              INVESTMENT SERIES           INVESTMENT SERIES          INVESTMENT SERIES
                                                 SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          -------------------------  --------------------------  ------------------------
                                               EUROPEAN EQUITY               INCOME PLUS             LIMITED DURATION
                                          -------------------------  --------------------------  ------------------------
                                              2011          2010         2011          2010          2011         2010
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    423,091  $   610,929  $  4,069,563  $  4,862,611  $   242,136  $   302,384
Net realized gains (losses)..............     (777,308)  (1,793,193)    1,466,256     1,103,072     (472,862)    (637,427)
Change in unrealized gains (losses)......   (4,279,245)   3,466,513    (2,220,215)    1,759,038      404,002      471,589
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (4,633,462)   2,284,249     3,315,604     7,724,721      173,276      136,546
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       45,210       45,609        97,064       103,842           --         (195)
Benefit payments.........................   (2,013,181)  (1,696,471)   (7,305,084)   (4,028,247)    (427,952)  (1,050,387)
Payments on termination..................   (4,523,494)  (4,482,734)  (11,112,285)  (10,585,779)  (1,187,461)  (1,661,762)
Contract Maintenance Charge..............      (26,643)     (31,351)      (39,290)      (45,312)      (6,810)      (8,004)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,562,328)  (2,000,369)      230,412      (924,623)    (667,660)     642,435
                                          ------------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (8,080,436)  (8,165,316)  (18,129,183)  (15,480,119)  (2,289,883)  (2,077,913)
                                          ------------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (12,713,898)  (5,881,067)  (14,813,579)   (7,755,398)  (2,116,607)  (1,941,367)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   50,452,083   56,333,150    98,115,738   105,871,136   13,853,164   15,794,531
                                          ------------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 37,738,185  $50,452,083  $ 83,302,159  $ 98,115,738  $11,736,557  $13,853,164
                                          ============  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    1,820,247    2,151,401     3,561,344     4,147,481    1,321,538    1,519,589
       Units issued......................       25,860       29,614       124,795       160,122       41,739      159,118
       Units redeemed....................     (312,305)    (360,768)     (776,257)     (746,259)    (257,214)    (357,169)
                                          ------------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    1,533,802    1,820,247     2,909,882     3,561,344    1,106,063    1,321,538
                                          ============  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES           INVESTMENT SERIES           INVESTMENT SERIES
                                                SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                        --------------------------  --------------------------  --------------------------
                                               MONEY MARKET            MULTI CAP GROWTH (Z)             STRATEGIST
                                        --------------------------  --------------------------  --------------------------
                                            2011          2010          2011          2010          2011          2010
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (710,052) $   (890,280) $ (2,364,230) $ (2,288,368) $    765,811  $    241,912
Net realized gains (losses)............           --            --     7,905,547     1,717,568     7,358,180    (2,396,999)
Change in unrealized gains
 (losses)..............................           --            --   (19,503,735)   44,920,163   (17,771,849)    8,488,777
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations............................     (710,052)     (890,280)  (13,962,418)   44,349,363    (9,647,858)    6,333,690
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      135,920        55,754        87,552       162,694        83,171        42,477
Benefit payments.......................   (2,065,528)   (3,822,473)   (7,530,127)   (5,686,860)   (5,534,513)   (3,826,823)
Payments on termination................  (10,618,548)  (17,287,169)  (18,139,498)  (17,184,247)  (10,975,599)  (11,235,100)
Contract Maintenance Charge............      (34,768)      (42,762)     (104,067)     (113,617)      (49,979)      (59,432)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    5,840,457    (1,203,303)   (5,054,783)   (4,694,616)   (3,143,997)     (294,776)
                                        ------------  ------------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................   (6,742,467)  (22,299,953)  (30,740,923)  (27,516,646)  (19,620,917)  (15,373,654)
                                        ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................   (7,452,519)  (23,190,233)  (44,703,341)   16,832,717   (29,268,775)   (9,039,964)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   54,828,691    78,018,924   208,335,456   191,502,739   119,745,774   128,785,738
                                        ------------  ------------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $ 47,376,172  $ 54,828,691  $163,632,115  $208,335,456  $ 90,476,999  $119,745,774
                                        ============  ============  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    3,762,495     5,288,769     4,780,691     5,605,630     4,202,435     4,778,719
       Units issued....................    1,125,584       985,190       121,237        96,281        76,667       145,059
       Units redeemed..................   (1,577,413)   (2,511,464)     (852,752)     (921,220)     (786,212)     (721,343)
                                        ------------  ------------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period............................    3,310,666     3,762,495     4,049,176     4,780,691     3,492,890     4,202,435
                                        ============  ============  ============  ============  ============  ============

--------
(z)Previously known as Capital Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                   MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                         MORGAN STANLEY VARIABLE      INVESTMENT SERIES         INVESTMENT SERIES
                                            INVESTMENT SERIES         (CLASS Y SHARES)          (CLASS Y SHARES)
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        ------------------------  ------------------------  ------------------------
                                                                      AGGRESSIVE EQUITY          EUROPEAN EQUITY
                                                UTILITIES             (CLASS Y SHARES)          (CLASS Y SHARES)
                                        ------------------------  ------------------------  ------------------------
                                            2011         2010         2011         2010         2011         2010
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   656,077  $   918,021  $  (276,070) $  (272,476) $    55,546  $   111,478
Net realized gains (losses)............  (1,659,643)  (1,598,843)   1,690,993      878,059     (520,630)    (491,911)
Change in unrealized gains
 (losses)..............................   8,441,952    3,366,144   (2,751,392)   2,736,728   (1,215,803)   1,175,369
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   7,438,386    2,685,322   (1,336,469)   3,342,311   (1,680,887)     794,936
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      52,537      123,678       30,554       20,549       14,624       18,174
Benefit payments.......................  (3,277,624)  (3,031,800)    (292,385)    (387,259)    (245,943)    (225,621)
Payments on termination................  (5,193,980)  (5,514,039)  (2,517,131)  (1,576,508)  (1,800,767)  (1,661,599)
Contract Maintenance Charge............     (28,257)     (32,052)     (18,378)     (22,117)     (23,542)     (28,725)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    (900,246)    (959,977)   1,451,190     (217,990)  (2,192,699)    (360,329)
                                        -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (9,347,570)  (9,414,190)  (1,346,150)  (2,183,325)  (4,248,327)  (2,258,100)
                                        -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (1,909,184)  (6,728,868)  (2,682,619)   1,158,986   (5,929,214)  (1,463,164)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  56,101,034   62,829,902   17,487,620   16,328,634   17,218,905   18,682,069
                                        -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $54,191,850  $56,101,034  $14,805,001  $17,487,620  $11,289,691  $17,218,905
                                        ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   2,313,748    2,729,423    1,405,491    1,615,247    1,562,908    1,793,332
       Units issued....................      47,238       60,372      213,142       97,051       28,873       52,612
       Units redeemed..................    (398,451)    (476,047)    (325,865)    (306,807)    (387,439)    (283,036)
                                        -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................   1,962,535    2,313,748    1,292,768    1,405,491    1,204,342    1,562,908
                                        ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                          MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                             (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  ------------------------  --------------------------
                                                INCOME PLUS             LIMITED DURATION             MONEY MARKET
                                             (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                        --------------------------  ------------------------  --------------------------
                                            2011          2010          2011         2010         2011          2010
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  4,428,967  $  5,439,115  $   609,432  $   882,381  $   (991,670) $ (1,172,327)
Net realized gains (losses)............    1,926,583     2,412,416   (2,521,196)  (2,639,273)           --            --
Change in unrealized gains
 (losses)..............................   (2,984,031)    1,241,447    2,278,585    2,058,996            --            --
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................    3,371,519     9,092,978      366,821      302,104      (991,670)   (1,172,327)
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      194,433       338,360       23,805       82,999        59,542        67,849
Benefit payments.......................   (3,248,796)   (4,191,045)  (1,303,130)  (1,349,086)   (1,124,326)   (2,461,495)
Payments on termination................  (18,457,196)  (27,360,225)  (6,869,093)  (6,216,686)  (22,304,332)  (17,836,926)
Contract Maintenance Charge............     (270,976)     (326,097)     (91,846)    (118,811)     (183,113)     (217,214)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (2,422,317)     (938,823)  (1,689,565)     535,029    13,796,650     8,002,332
                                        ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (24,204,852)  (32,477,830)  (9,929,829)  (7,066,555)   (9,755,579)  (12,445,454)
                                        ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (20,833,333)  (23,384,852)  (9,563,008)  (6,764,451)  (10,747,249)  (13,617,781)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  121,240,212   144,625,064   52,203,681   58,968,132    64,508,380    78,126,161
                                        ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $100,406,879  $121,240,212  $42,640,673  $52,203,681  $ 53,761,131  $ 64,508,380
                                        ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    8,428,823    10,696,039    5,587,606    6,355,059     6,281,926     7,479,720
       Units issued....................      488,309       633,964      264,374      653,091     2,437,710     2,194,698
       Units redeemed..................   (2,142,247)   (2,901,180)  (1,322,491)  (1,420,544)   (3,397,792)   (3,392,492)
                                        ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................    6,774,885     8,428,823    4,529,489    5,587,606     5,321,844     6,281,926
                                        ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                             (CLASS Y SHARES)            (CLASS Y SHARES)          (CLASS Y SHARES)
                                                SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  -------------------------  ------------------------
                                             MULTI CAP GROWTH               STRATEGIST                 UTILITIES
                                           (CLASS Y SHARES) (AA)         (CLASS Y SHARES)          (CLASS Y SHARES)
                                        --------------------------  -------------------------  ------------------------
                                            2011          2010          2011          2010         2011         2010
                                        ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   (976,157) $ (1,027,531) $     14,455  $  (214,899) $    86,840  $   165,036
Net realized gains (losses)............    5,932,081     3,414,815     3,091,128     (920,597)    (723,605)    (543,801)
Change in unrealized gains
 (losses)..............................   (9,244,009)   11,287,651    (7,461,485)   3,619,969    2,571,286    1,026,916
                                        ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................   (4,288,085)   13,674,935    (4,355,902)   2,484,473    1,934,521      648,151
                                        ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................       22,023        32,237        27,764      147,334        4,560       19,530
Benefit payments.......................   (1,444,204)   (1,189,621)   (2,254,477)  (1,252,510)    (477,194)    (530,055)
Payments on termination................  (10,644,568)   (6,767,904)   (6,392,574)  (4,627,249)  (2,420,931)  (1,875,713)
Contract Maintenance Charge............     (116,183)     (135,517)      (87,157)    (107,706)     (14,293)     (17,400)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     (370,852)   (2,862,920)   (3,202,816)     132,000     (277,296)    (206,830)
                                        ------------  ------------  ------------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (12,553,784)  (10,923,725)  (11,909,260)  (5,708,131)  (3,185,154)  (2,610,468)
                                        ------------  ------------  ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  (16,841,869)    2,751,210   (16,265,162)  (3,223,658)  (1,250,633)  (1,962,317)
NET ASSETS AT BEGINNING
 OF PERIOD.............................   64,428,077    61,676,867    55,141,639   58,365,297   15,392,028   17,354,345
                                        ------------  ------------  ------------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $ 47,586,208  $ 64,428,077  $ 38,876,477  $55,141,639  $14,141,395  $15,392,028
                                        ============  ============  ============  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    4,919,443     5,874,484     4,237,343    4,690,562    1,453,772    1,705,897
       Units issued....................      224,414       137,441        74,081      202,909       49,030       66,252
       Units redeemed..................   (1,189,872)   (1,092,482)     (993,691)    (656,128)    (312,995)    (318,377)
                                        ------------  ------------  ------------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    3,953,985     4,919,443     3,317,733    4,237,343    1,189,807    1,453,772
                                        ============  ============  ============  ===========  ===========  ===========

--------
(aa)Previously known as Capital Opportunities (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                    NEUBERGER BERMAN    NEUBERGER BERMAN         OPPENHEIMER
                                                   ADVISORS MANAGEMENT ADVISORS MANAGEMENT VARIABLE ACCOUNT FUNDS
                                                    TRUST SUB-ACCOUNT  TRUST SUB-ACCOUNT         SUB-ACCOUNT
                                                   ------------------- -----------------   ----------------------
                                                           AMT                                   OPPENHEIMER
                                                     MID-CAP GROWTH       AMT PARTNERS            BALANCED
                                                   ------------------- -----------------   ----------------------
                                                          2011           2011       2010      2011        2010
                                                   ------------------- --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)......................       $  (437)      $   (349)  $  (285) $   19,513  $   (1,287)
Net realized gains (losses).......................           207         (3,983)   (1,038)    (65,051)    (92,511)
Change in unrealized gains (losses)...............          (288)         2,604     5,444      36,444     318,913
                                                         -------       --------   -------  ----------  ----------
Increase (decrease) in net assets from operations.          (518)        (1,728)    4,121      (9,094)    225,115
                                                         -------       --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................            --             --        --         150      16,358
Benefit payments..................................            --             --        --     (74,726)   (117,791)
Payments on termination...........................            --         (1,503)   (1,614)   (227,383)   (193,671)
Contract Maintenance Charge.......................            --            (17)      (26)     (1,039)     (1,160)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................        44,945        (13,621)       --     (79,044)    205,189
                                                         -------       --------   -------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................        44,945        (15,141)   (1,640)   (382,042)    (91,075)
                                                         -------       --------   -------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................        44,427        (16,869)    2,481    (391,136)    134,040
NET ASSETS AT BEGINNING OF
 PERIOD...........................................            --         33,687    31,206   2,237,153   2,103,113
                                                         -------       --------   -------  ----------  ----------
NET ASSETS AT END OF PERIOD.......................       $44,427       $ 16,818   $33,687  $1,846,017  $2,237,153
                                                         =======       ========   =======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......            --          2,481     2,616     205,508     214,809
       Units issued...............................         4,440             --        --       1,383      22,917
       Units redeemed.............................        (1,101)        (1,061)     (135)    (35,915)    (32,218)
                                                         -------       --------   -------  ----------  ----------
    Units outstanding at end of period............         3,339          1,420     2,481     170,976     205,508
                                                         =======       ========   =======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                            VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS   VARIABLE ACCOUNT FUNDS
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------------  ----------------------  ------------------------
                                                 OPPENHEIMER              OPPENHEIMER              OPPENHEIMER
                                             CAPITAL APPRECIATION          CORE BOND            GLOBAL SECURITIES
                                           -----------------------  ----------------------  ------------------------
                                               2011        2010        2011        2010         2011         2010
                                           -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   (38,446) $  (52,917) $   68,208  $    9,411  $     2,564  $     7,860
Net realized gains (losses)...............     100,763     (12,571)   (151,014)   (146,623)     140,260        4,474
Change in unrealized gains (losses).......    (148,609)    368,568     170,058     287,855     (415,928)     502,285
                                           -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations...............................     (86,292)    303,080      87,252     150,643     (273,104)     514,619
                                           -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      45,193      55,972      10,045      10,963       24,964       33,254
Benefit payments..........................     (23,935)    (64,512)     (1,847)         --      (15,452)     (23,916)
Payments on termination...................    (972,850)   (690,457)   (251,577)   (267,038)    (745,739)    (890,496)
Contract Maintenance Charge...............      (3,891)     (4,654)     (1,144)     (1,383)      (3,303)      (3,875)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    (119,413)    (16,919)   (209,691)    (62,124)    (226,604)    (129,612)
                                           -----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions....................  (1,074,896)   (720,570)   (454,214)   (319,582)    (966,134)  (1,014,645)
                                           -----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................  (1,161,188)   (417,490)   (366,962)   (168,939)  (1,239,238)    (500,026)
NET ASSETS AT BEGINNING OF
 PERIOD...................................   4,390,422   4,807,912   1,468,878   1,637,817    3,973,077    4,473,103
                                           -----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD............... $ 3,229,234  $4,390,422  $1,101,916  $1,468,878  $ 2,733,839  $ 3,973,077
                                           ===========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     438,145     516,741     143,784     176,259      209,357      270,564
       Units issued.......................      13,444      17,628       4,010       6,941        9,568        6,668
       Units redeemed.....................    (119,725)    (96,224)    (47,038)    (39,416)     (59,102)     (67,875)
                                           -----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of period....     331,864     438,145     100,756     143,784      159,823      209,357
                                           ===========  ==========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                       OPPENHEIMER            OPPENHEIMER             OPPENHEIMER
                                                 VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS
                                                       SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
                                                 ----------------------  --------------------   ----------------------
                                                       OPPENHEIMER
                                                         GLOBAL               OPPENHEIMER             OPPENHEIMER
                                                    STRATEGIC INCOME          HIGH INCOME             MAIN STREET
                                                 ----------------------  --------------------   ----------------------
                                                    2011        2010        2011        2010       2011        2010
                                                 ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   60,844  $  244,194  $  30,421   $  19,647  $  (11,826) $   (6,795)
Net realized gains (losses).....................    146,818      54,957   (256,123)   (144,553)     30,707     (22,751)
Change in unrealized gains (losses).............   (206,726)    129,261    223,886     173,530     (51,176)    326,026
                                                 ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................        936     428,412     (1,816)     48,624     (32,295)    296,480
                                                 ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        895       7,270      4,567       7,897       1,440       1,440
Benefit payments................................    (60,641)    (27,408)       857      (3,926)     (4,725)    (58,591)
Payments on termination.........................   (624,986)   (430,973)   (37,569)    (54,317)   (287,339)   (351,572)
Contract Maintenance Charge.....................       (969)       (983)      (326)       (369)     (1,281)     (1,463)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (124,919)    (69,410)  (106,684)     (8,622)    (74,190)    (27,351)
                                                 ----------  ----------  ---------   ---------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (810,620)   (521,504)  (139,155)    (59,337)   (366,095)   (437,537)
                                                 ----------  ----------  ---------   ---------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (809,684)    (93,092)  (140,971)    (10,713)   (398,390)   (141,057)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  3,331,292   3,424,384    385,337     396,050   2,276,657   2,417,714
                                                 ----------  ----------  ---------   ---------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $2,521,608  $3,331,292  $ 244,366   $ 385,337  $1,878,267  $2,276,657
                                                 ==========  ==========  =========   =========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    186,175     216,767     99,860     116,219     229,696     278,666
       Units issued.............................      7,718       3,953      5,984       5,501      10,161       4,241
       Units redeemed...........................    (52,625)    (34,545)   (40,369)    (21,860)    (47,349)    (53,211)
                                                 ----------  ----------  ---------   ---------  ----------  ----------
    Units outstanding at end of period..........    141,268     186,175     65,475      99,860     192,508     229,696
                                                 ==========  ==========  =========   =========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                OPPENHEIMER
                                                OPPENHEIMER            OPPENHEIMER        VARIABLE ACCOUNT FUNDS
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  --------------------   ------------------------
                                                OPPENHEIMER            OPPENHEIMER
                                                MAIN STREET         SMALL- & MID-CAP            OPPENHEIMER
                                            SMALL MID CAP (AB)           GROWTH                BALANCED (SS)
                                          ----------------------  --------------------   ------------------------
                                             2011        2010        2011        2010        2011         2010
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (8,977) $  (10,175) $ (10,538)  $ (10,793) $    90,203  $   (71,379)
Net realized gains (losses)..............    118,837      93,174     36,772     (14,766)  (1,117,086)  (1,422,647)
Change in unrealized gains (losses)......   (148,260)    242,071    (17,143)    188,958      887,558    3,264,950
                                          ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (38,400)    325,070      9,091     163,399     (139,325)   1,770,924
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      8,272      10,081         --          75       18,483       73,700
Benefit payments.........................      1,191      (3,299)   (22,807)     (4,628)    (451,548)    (299,204)
Payments on termination..................   (378,958)   (419,504)  (139,113)   (113,477)  (2,650,900)  (1,891,142)
Contract Maintenance Charge..............     (2,051)     (2,421)      (403)       (423)     (62,415)     (72,127)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      5,070    (157,659)    (5,795)    (21,332)    (115,444)    (235,981)
                                          ----------  ----------  ---------   ---------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (366,476)   (572,802)  (168,118)   (139,785)  (3,261,824)  (2,424,754)
                                          ----------  ----------  ---------   ---------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (404,876)   (247,732)  (159,027)     23,614   (3,401,149)    (653,830)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,628,386   1,876,118    761,717     738,103   17,336,584   17,990,414
                                          ----------  ----------  ---------   ---------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,223,510  $1,628,386  $ 602,690   $ 761,717  $13,935,435  $17,336,584
                                          ==========  ==========  =========   =========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     76,506     107,416    107,904     129,519    1,463,028    1,683,576
       Units issued......................      5,753       5,977         26       1,953       83,336      110,851
       Units redeemed....................    (22,648)    (36,887)   (19,101)    (23,568)    (355,661)    (331,399)
                                          ----------  ----------  ---------   ---------  -----------  -----------
    Units outstanding at end of
     period..............................     59,611      76,506     88,829     107,904    1,190,703    1,463,028
                                          ==========  ==========  =========   =========  ===========  ===========

--------
(ab)Previously known as Oppenheimer Main Street Small Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                           (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                 OPPENHEIMER                                         OPPENHEIMER
                                                   CAPITAL                 OPPENHEIMER                 GLOBAL
                                              APPRECIATION (SS)          CORE BOND (SS)            SECURITIES (SS)
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (550,622) $  (661,698) $ 1,447,663  $    41,740  $   (90,325) $   (69,660)
Net realized gains (losses)..............   1,064,154       94,389   (2,171,999)  (2,865,547)     400,895     (228,316)
Change in unrealized gains (losses)......  (1,407,617)   3,484,834    2,767,536    6,118,163   (2,058,387)   3,202,212
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (894,085)   2,917,525    2,043,200    3,294,356   (1,747,817)   2,904,236
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      42,106       52,644       76,423      120,290       79,571       43,948
Benefit payments.........................    (745,903)    (612,853)    (866,889)  (1,314,635)    (931,709)    (488,888)
Payments on termination..................  (6,075,089)  (4,502,001)  (4,414,127)  (4,034,399)  (3,372,333)  (2,673,080)
Contract Maintenance Charge..............    (148,954)    (178,473)    (143,586)    (166,357)     (57,954)     (70,078)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,366,410)  (1,401,109)  (1,698,631)   1,580,123     (661,335)    (482,431)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (8,294,250)  (6,641,792)  (7,046,810)  (3,814,978)  (4,943,760)  (3,670,529)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (9,188,335)  (3,724,267)  (5,003,610)    (520,622)  (6,691,577)    (766,293)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  41,804,184   45,528,451   35,710,825   36,231,447   23,049,955   23,816,248
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $32,615,849  $41,804,184  $30,707,215  $35,710,825  $16,358,378  $23,049,955
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   3,242,485    3,794,540    4,692,358    5,217,366    1,110,754    1,307,066
       Units issued......................     136,776      207,673      485,932      893,237       56,169       79,222
       Units redeemed....................    (772,984)    (759,728)  (1,381,829)  (1,418,245)    (290,901)    (275,534)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...   2,606,277    3,242,485    3,796,461    4,692,358      876,022    1,110,754
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                            OPPENHEIMER                OPPENHEIMER                OPPENHEIMER
                                      VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS
                                      (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))
                                            SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------  ------------------------  --------------------------
                                            OPPENHEIMER
                                         GLOBAL STRATEGIC              OPPENHEIMER                OPPENHEIMER
                                            INCOME (SS)             HIGH INCOME (SS)           MAIN STREET (SS)
                                    --------------------------  ------------------------  --------------------------
                                        2011          2010          2011         2010         2011          2010
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  1,221,093  $  6,593,204  $ 1,110,338  $   705,685  $   (569,414) $   (431,899)
Net realized gains (losses)........    3,215,795     1,017,841   (3,268,121)  (3,475,427)      571,570      (865,818)
Change in unrealized gains
 (losses)..........................   (4,843,232)    4,265,156    1,678,817    4,604,330    (1,124,080)    9,619,991
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................     (406,344)   11,876,201     (478,966)   1,834,588    (1,121,924)    8,322,274
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       84,088        58,250       24,928       60,349       108,336       169,490
Benefit payments...................   (3,066,892)   (2,155,857)    (283,316)    (272,948)   (1,587,215)   (1,003,028)
Payments on termination............  (15,692,927)  (10,512,991)  (1,914,724)  (1,418,280)   (7,773,095)   (7,187,836)
Contract Maintenance Charge........     (327,488)     (378,018)     (67,575)     (77,837)     (234,259)     (275,154)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (2,188,667)   (2,925,587)    (196,106)    (466,138)   (1,795,410)   (3,195,664)
                                    ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (21,191,886)  (15,914,203)  (2,436,793)  (2,174,854)  (11,281,643)  (11,492,192)
                                    ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................  (21,598,230)   (4,038,002)  (2,915,759)    (340,266)  (12,403,567)   (3,169,918)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   95,404,183    99,442,185   15,511,751   15,852,017    64,078,521    67,248,439
                                    ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $ 73,805,953  $ 95,404,183  $12,595,992  $15,511,751  $ 51,674,954  $ 64,078,521
                                    ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    5,770,140     6,797,883    3,580,046    4,122,189     4,508,435     5,396,030
       Units issued................      424,281       405,721      222,275      213,049       167,757       265,738
       Units redeemed..............   (1,687,267)   (1,433,464)    (768,244)    (755,192)     (968,007)   (1,153,333)
                                    ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................    4,507,154     5,770,140    3,034,077    3,580,046     3,708,185     4,508,435
                                    ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                        OPPENHEIMER               OPPENHEIMER             PIMCO
                                                  VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS      VARIABLE
                                                  (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))  INSURANCE TRUST
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  -----------------
                                                        OPPENHEIMER               OPPENHEIMER
                                                        MAIN STREET            SMALL- & MID-CAP       FOREIGN BOND
                                                  SMALL MID CAP (SS) (AC)         GROWTH (SS)        (US DOLLAR-HEDGED)
                                                 ------------------------  ------------------------  -----------------
                                                     2011         2010         2011         2010      2011      2010
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (301,780) $  (328,943) $  (160,625) $  (160,372) $    8    $    5
Net realized gains (losses).....................   1,101,780      235,136      315,835     (136,094)     14        45
Change in unrealized gains (losses).............  (1,567,322)   5,525,640     (109,577)   2,553,841      49        85
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from
 operations.....................................    (767,322)   5,431,833       45,633    2,257,375      71       135
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     154,488       30,833       11,877       18,643      --        --
Benefit payments................................    (522,549)    (435,045)    (246,131)    (212,715)     --        --
Payments on termination.........................  (3,979,560)  (3,044,357)  (1,227,388)  (1,219,276)     --      (923)
Contract Maintenance Charge.....................    (111,254)    (130,380)     (45,430)     (49,887)     (3)       (4)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................  (1,392,542)  (1,895,318)    (347,350)    (495,769)     (3)       31
                                                 -----------  -----------  -----------  -----------   ------   ------
Increase (decrease) in net assets from contract
 transactions...................................  (5,851,417)  (5,474,267)  (1,854,422)  (1,959,004)     (6)     (896)
                                                 -----------  -----------  -----------  -----------   ------   ------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (6,618,739)     (42,434)  (1,808,789)     298,371      65      (761)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  28,817,484   28,859,918   10,364,995   10,066,624   1,391     2,152
                                                 -----------  -----------  -----------  -----------   ------   ------
NET ASSETS AT END OF PERIOD..................... $22,198,745  $28,817,484  $ 8,556,206  $10,364,995  $1,456    $1,391
                                                 ===========  ===========  ===========  ===========   ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   1,420,539    1,723,224      752,243      913,633      99       164
       Units issued.............................      75,959       64,251       37,068       27,785      --         2
       Units redeemed...........................    (357,117)    (366,936)    (163,287)    (189,175)     --       (67)
                                                 -----------  -----------  -----------  -----------   ------   ------
    Units outstanding at end of period..........   1,139,381    1,420,539      626,024      752,243      99        99
                                                 ===========  ===========  ===========  ===========   ======   ======

--------
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                      PIMCO VARIABLE   PIMCO VARIABLE      PIMCO VARIABLE
                                                      INSURANCE TRUST  INSURANCE TRUST     INSURANCE TRUST
                                                        SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                     ----------------  --------------  ----------------------
                                                                                         PIMCO VIT COMMODITY
                                                                         PIMCO TOTAL     REALRETURN STRATEGY
                                                       MONEY MARKET        RETURN         (ADVISOR SHARES)
                                                     ----------------  --------------  ----------------------
                                                       2011     2010    2011    2010      2011        2010
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (314) $  (328) $   15  $    9  $  664,886  $  580,278
Net realized gains (losses).........................      --       --      24      41    (204,524)    (68,488)
Change in unrealized gains (losses).................      --       --     (12)     23    (926,818)    451,021
                                                     -------  -------  ------  ------  ----------  ----------
Increase (decrease) in net assets from operations...    (314)    (328)     27      73    (466,456)    962,811
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --      --      --       2,400       2,400
Benefit payments....................................      --       --      --      --    (197,788)     (7,805)
Payments on termination.............................      --   (1,681)     --      --    (735,259)   (340,936)
Contract Maintenance Charge.........................     (42)     (47)     (6)     (6)    (23,921)    (24,776)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (17)      69     (62)     47     490,696   1,077,523
                                                     -------  -------  ------  ------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.......................................     (59)  (1,659)    (68)     41    (463,872)    706,406
                                                     -------  -------  ------  ------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS...................    (373)  (1,987)    (41)    114    (930,328)  1,669,217
NET ASSETS AT BEGINNING OF PERIOD...................  21,847   23,834   1,264   1,150   5,620,842   3,951,625
                                                     -------  -------  ------  ------  ----------  ----------
NET ASSETS AT END OF PERIOD......................... $21,474  $21,847  $1,223  $1,264  $4,690,514  $5,620,842
                                                     =======  =======  ======  ======  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   2,100    2,258      81      78     520,011     447,186
       Units issued.................................       3        9       1       8     141,188     145,159
       Units redeemed...............................      (9)    (167)     (5)     (5)   (184,429)    (72,334)
                                                     -------  -------  ------  ------  ----------  ----------
    Units outstanding at end of period..............   2,094    2,100      77      81     476,770     520,011
                                                     =======  =======  ======  ======  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                   PIMCO                     PIMCO                     PIMCO
                                          VARIABLE INSURANCE TRUST VARIABLE INSURANCE TRUST  VARIABLE INSURANCE TRUST
                                                SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   ------------------------  ------------------------
                                                 PIMCO VIT
                                                 EMERGING                  PIMCO VIT              PIMCO VIT TOTAL
                                               MARKETS BOND               REALRETURN                  RETURN
                                             (ADVISOR SHARES)          (ADVISOR SHARES)          (ADVISOR SHARES)
                                          ----------------------   ------------------------  ------------------------
                                             2011         2010         2011         2010         2011         2010
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   67,182   $   57,164  $    28,091  $   (32,466) $   246,322  $   222,285
Net realized gains (losses)..............     32,140       27,023      479,337      216,916      852,004    1,544,385
Change in unrealized gains (losses)......    (20,867)      52,052      263,929      416,148     (557,822)     289,086
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................     78,455      136,239      771,357      600,598      540,504    2,055,756
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      8,349          339           --           --        7,300        4,840
Benefit payments.........................    (81,182)     (18,432)    (294,870)    (122,413)  (1,047,783)    (511,706)
Payments on termination..................   (304,385)    (260,866)  (1,503,173)  (1,949,529)  (5,530,594)  (5,647,684)
Contract Maintenance Charge..............     (9,545)      (9,532)     (38,118)     (49,104)    (122,809)    (157,591)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (185,481)   1,167,804        6,914      767,579      477,332    2,818,178
                                          ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (572,244)     879,313   (1,829,247)  (1,353,467)  (6,216,554)  (3,493,963)
                                          ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (493,789)   1,015,552   (1,057,890)    (752,869)  (5,676,050)  (1,438,207)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,483,220    1,467,668    8,968,041    9,720,910   31,973,223   33,411,430
                                          ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $1,989,431   $2,483,220  $ 7,910,151  $ 8,968,041  $26,297,173  $31,973,223
                                          ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    187,856      122,476      722,904      831,872    2,369,076    2,629,273
       Units issued......................     47,237      118,506       86,990      128,540      333,854      478,902
       Units redeemed....................    (90,804)     (53,126)    (228,724)    (237,508)    (790,959)    (739,099)
                                          ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of period...    144,289      187,856      581,170      722,904    1,911,971    2,369,076
                                          ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  -----------------------  ------------------------
                                                 VT AMERICAN               VT CAPITAL             VT DIVERSIFIED
                                              GOVERNMENT INCOME          OPPORTUNITIES                INCOME
                                          ------------------------  -----------------------  ------------------------
                                              2011         2010         2011        2010         2011         2010
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   847,973  $ 2,624,754  $   (70,063) $  (55,783) $ 3,188,682  $ 5,719,390
Net realized gains (losses)..............   3,231,301      833,135      249,582     (21,785)    (785,621)    (650,270)
Change in unrealized gains (losses)......  (2,220,982)  (1,900,749)    (537,679)  1,318,053   (3,918,943)    (457,952)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   1,858,292    1,557,140     (358,160)  1,240,485   (1,515,882)   4,611,168
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      33,365       48,956        8,364      10,764       44,797       39,533
Benefit payments.........................    (854,678)  (1,182,658)     (63,301)   (102,982)  (1,483,392)  (1,067,422)
Payments on termination..................  (4,507,824)  (5,661,074)    (496,625)   (453,954)  (4,947,968)  (5,210,597)
Contract Maintenance Charge..............     (73,895)     (89,852)     (16,978)    (15,548)     (74,723)     (96,417)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (2,251,867)    (135,936)    (172,451)    752,735     (140,635)  (3,170,931)
                                          -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (7,654,899)  (7,020,564)    (740,991)    191,015   (6,601,921)  (9,505,834)
                                          -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,796,607)  (5,463,424)  (1,099,151)  1,431,500   (8,117,803)  (4,894,666)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  37,972,734   43,436,158    5,846,651   4,415,151   40,914,115   45,808,781
                                          -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $32,176,127  $37,972,734  $ 4,747,500  $5,846,651  $32,796,312  $40,914,115
                                          ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,370,289    2,804,488      301,339     290,101    2,431,193    3,023,327
       Units issued......................     141,621      261,986       50,754      93,382      197,614      214,582
       Units redeemed....................    (615,498)    (696,185)     (87,785)    (82,144)    (587,495)    (806,716)
                                          -----------  -----------  -----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,896,412    2,370,289      264,308     301,339    2,041,312    2,431,193
                                          ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                          --------------------------  --------------------------  ------------------------
                                                   VT EQUITY                   VT GEORGE                  VT GLOBAL
                                                    INCOME                  PUTNAM BALANCED           ASSET ALLOCATION
                                          --------------------------  --------------------------  ------------------------
                                              2011          2010          2011          2010          2011         2010
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $    344,524  $    495,302  $    511,083  $  2,929,938  $   922,538  $ 1,373,193
Net realized gains (losses)..............    5,474,504     4,182,640    (5,691,912)   (7,079,266)     125,800     (304,519)
Change in unrealized gains (losses)......   (4,971,689)    5,357,754     6,173,644    10,861,372   (1,555,149)   2,768,905
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................      847,339    10,035,696       992,815     6,712,044     (506,811)   3,837,579
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      151,107       141,233       124,966       150,973       29,812       68,972
Benefit payments.........................   (1,930,330)   (2,045,073)   (2,268,553)   (2,515,778)    (657,629)    (565,933)
Payments on termination..................   (9,917,208)  (10,370,921)   (8,604,892)   (6,831,692)  (3,738,354)  (3,335,406)
Contract Maintenance Charge..............     (298,444)     (354,999)     (209,946)     (240,385)     (97,902)    (115,464)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,530,914)   (4,925,341)   (2,747,094)   (2,875,435)  (1,479,886)      11,149
                                          ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (16,525,789)  (17,555,101)  (13,705,519)  (12,312,317)  (5,943,959)  (3,936,682)
                                          ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (15,678,450)   (7,519,405)  (12,712,704)   (5,600,273)  (6,450,770)     (99,103)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   95,741,147   103,260,552    76,075,659    81,675,932   32,763,595   32,862,698
                                          ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 80,062,697  $ 95,741,147  $ 63,362,955  $ 76,075,659  $26,312,825  $32,763,595
                                          ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    6,697,650     7,991,174     7,235,515     8,496,048    2,438,147    2,787,508
       Units issued......................      394,128       486,731       225,749       324,587      172,259      389,741
       Units redeemed....................   (1,502,124)   (1,780,255)   (1,513,272)   (1,585,120)    (597,414)    (739,102)
                                          ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period..............................    5,589,654     6,697,650     5,947,992     7,235,515    2,012,992    2,438,147
                                          ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                  VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                                   EQUITY                  HEALTH CARE                UTILITIES
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   130,385  $   206,202  $  (155,173) $   183,339  $   366,275  $   537,845
Net realized gains (losses)..............  (1,583,767)  (2,635,975)   1,198,321      125,946     (477,624)    (561,839)
Change in unrealized gains (losses)......     429,481    4,107,090   (1,495,452)    (118,805)  (1,019,525)     (49,336)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................  (1,023,901)   1,677,317     (452,304)     190,480   (1,130,874)     (73,330)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      60,952       19,647      124,153      104,189       30,824       45,376
Benefit payments.........................    (447,796)    (456,119)    (524,625)    (727,085)    (413,996)    (615,568)
Payments on termination..................  (2,060,596)  (2,357,800)  (3,168,519)  (2,982,787)  (1,898,140)  (1,978,978)
Contract Maintenance Charge..............     (61,175)     (77,914)     (98,293)    (122,594)     (43,627)     (58,260)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,811,249)  (2,031,741)  (2,145,537)  (2,250,059)  (1,005,521)  (1,236,659)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (4,319,864)  (4,903,927)  (5,812,821)  (5,978,336)  (3,330,460)  (3,844,089)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (5,343,765)  (3,226,610)  (6,265,125)  (5,787,856)  (4,461,334)  (3,917,419)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  21,877,889   25,104,499   30,166,778   35,954,634   18,568,217   22,485,636
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $16,534,124  $21,877,889  $23,901,653  $30,166,778  $14,106,883  $18,568,217
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,784,532    3,493,580    2,433,952    2,932,440    1,527,781    1,865,488
       Units issued......................      93,217       99,161       71,137      142,569       46,661       81,962
       Units redeemed....................    (651,805)    (808,209)    (522,718)    (641,057)    (329,095)    (419,669)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,225,944    2,784,532    1,982,371    2,433,952    1,245,347    1,527,781
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  -------------------------
                                                 VT GROWTH AND                VT GROWTH
                                                    INCOME                  OPPORTUNITIES             VT HIGH YIELD
                                          --------------------------  ------------------------  -------------------------
                                              2011          2010          2011         2010         2011          2010
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (213,692) $    329,592  $  (132,149) $  (132,499) $  3,411,007  $ 3,507,323
Net realized gains (losses)..............  (11,590,285)  (19,129,341)    (113,373)    (643,032)     (285,716)    (732,235)
Change in unrealized gains (losses)......    2,491,608    40,303,085     (289,522)   2,327,132    (2,877,898)   3,848,880
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................   (9,312,369)   21,503,336     (535,044)   1,551,601       247,393    6,623,968
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      191,988       377,187       27,271       10,960        83,527       76,019
Benefit payments.........................   (4,892,791)   (6,028,111)    (130,973)    (255,783)   (1,217,642)  (1,772,540)
Payments on termination..................  (18,437,740)  (17,994,256)  (1,103,204)    (904,197)   (7,259,556)  (7,355,478)
Contract Maintenance Charge..............     (439,815)     (533,918)     (33,916)     (39,508)     (161,050)    (188,970)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (9,503,204)  (13,676,235)     303,328   (1,139,752)   (2,642,868)    (721,684)
                                          ------------  ------------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (33,081,562)  (37,855,333)    (937,494)  (2,328,280)  (11,197,589)  (9,962,653)
                                          ------------  ------------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (42,393,931)  (16,351,997)  (1,472,538)    (776,679)  (10,950,196)  (3,338,685)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  184,254,536   200,606,533   10,973,183   11,749,862    56,454,249   59,792,934
                                          ------------  ------------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $141,860,605  $184,254,536  $ 9,500,645  $10,973,183  $ 45,504,053  $56,454,249
                                          ============  ============  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   17,810,179    21,904,793    2,305,765    2,855,670     3,100,270    3,702,959
       Units issued......................      465,712       605,703      216,877      143,310       246,482      422,899
       Units redeemed....................   (3,658,892)   (4,700,317)    (405,481)    (693,215)     (846,460)  (1,025,588)
                                          ------------  ------------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period..............................   14,616,999    17,810,179    2,117,161    2,305,765     2,500,292    3,100,270
                                          ============  ============  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                        --------------------------  --------------------------  ------------------------
                                                                                VT                         VT
                                                                           INTERNATIONAL              INTERNATIONAL
                                                 VT INCOME                    EQUITY                     GROWTH
                                        --------------------------  --------------------------  ------------------------
                                            2011          2010          2011          2010          2011         2010
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $  8,801,890  $ 12,919,412  $  2,112,833  $  2,877,717  $   177,806  $   309,082
Net realized gains (losses)............     (788,623)     (153,035)   (7,970,135)  (13,990,165)     315,854      229,123
Change in unrealized gains
 (losses)..............................   (3,733,119)   (2,094,609)  (14,778,308)   20,648,097   (3,901,620)   1,212,268
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    4,280,148    10,671,768   (20,635,610)    9,535,649   (3,407,960)   1,750,473
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      139,353       159,672       255,735       212,893      149,997       58,441
Benefit payments.......................   (4,370,855)   (4,050,603)   (2,651,674)   (2,763,050)    (395,228)    (289,092)
Payments on termination................  (16,920,880)  (16,775,863)  (14,277,892)  (13,270,760)  (1,787,028)  (1,960,139)
Contract Maintenance Charge............     (354,699)     (426,207)     (330,816)     (430,375)     (64,701)     (84,120)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (6,940,520)       90,098    (1,449,397)  (10,515,312)      57,049   (2,589,070)
                                        ------------  ------------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................  (28,447,601)  (21,002,903)  (18,454,044)  (26,766,604)  (2,039,911)  (4,863,980)
                                        ------------  ------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS................................  (24,167,453)  (10,331,135)  (39,089,654)  (17,230,955)  (5,447,871)  (3,113,507)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  127,121,386   137,452,521   132,418,273   149,649,228   19,448,167   22,561,674
                                        ------------  ------------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $102,953,933  $127,121,386  $ 93,328,619  $132,418,273  $14,000,296  $19,448,167
                                        ============  ============  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    8,791,123    10,248,015    10,863,663    13,330,526    1,737,094    2,263,150
       Units issued....................      574,896     1,098,776       721,549       754,293      178,727      157,713
       Units redeemed..................   (2,490,946)   (2,555,668)   (2,281,612)   (3,221,156)    (370,488)    (683,769)
                                        ------------  ------------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period............................    6,875,073     8,791,123     9,303,600    10,863,663    1,545,333    1,737,094
                                        ============  ============  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                          ------------------------  --------------------------  --------------------------
                                                     VT
                                                INTERNATIONAL
                                                    VALUE                  VT INVESTORS               VT MONEY MARKET
                                          ------------------------  --------------------------  --------------------------
                                              2011         2010         2011          2010          2011          2010
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   261,898  $   507,546  $   (158,797) $    (78,104) $ (1,571,978) $ (1,931,137)
Net realized gains (losses)..............  (2,331,152)  (3,362,944)   (1,178,104)   (3,694,746)           --            --
Change in unrealized gains (losses)......    (854,057)   3,894,726       720,133    11,065,199            --            --
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 operations..............................  (2,923,311)   1,039,328      (616,768)    7,292,349    (1,571,978)   (1,931,137)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      27,084       35,280        60,912        84,105       326,811       320,056
Benefit payments.........................    (482,078)    (479,161)   (1,471,401)   (1,252,054)   (4,753,597)   (4,714,125)
Payments on termination..................  (2,552,360)  (2,398,227)   (5,652,703)   (5,837,698)  (44,676,481)  (36,848,097)
Contract Maintenance Charge..............     (64,048)     (85,392)     (185,421)     (222,946)     (478,463)     (598,539)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,674,956)  (2,721,503)   (2,893,525)   (6,732,432)   29,147,593    16,117,682
                                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (4,746,358)  (5,649,003)  (10,142,138)  (13,961,025)  (20,434,137)  (25,723,023)
                                          -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (7,669,669)  (4,609,675)  (10,758,906)   (6,668,676)  (22,006,115)  (27,654,160)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,612,414   28,222,089    64,481,041    71,149,717   114,781,575   142,435,735
                                          -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $15,942,745  $23,612,414  $ 53,722,135  $ 64,481,041  $ 92,775,460  $114,781,575
                                          ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,943,339    2,451,232     8,264,443    10,360,653    10,950,147    13,389,014
       Units issued......................      74,253      123,059       198,998       188,933     5,726,336     5,607,796
       Units redeemed....................    (474,287)    (630,952)   (1,482,158)   (2,285,143)   (7,687,049)   (8,046,663)
                                          -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end of
     period..............................   1,543,305    1,943,339     6,981,283     8,264,443     8,989,434    10,950,147
                                          ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                                  SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ------------------------  ------------------------
                                              VT MULTI-CAP GROWTH        VT MULTI-CAP VALUE            VT RESEARCH
                                          --------------------------  ------------------------  ------------------------
                                              2011          2010          2011         2010         2011         2010
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (1,024,919) $   (723,288) $   (78,161) $   (89,216) $  (169,367) $  (107,003)
Net realized gains (losses)..............     (882,345)   (5,305,802)     (62,955)    (534,152)      99,156     (843,474)
Change in unrealized gains (losses)......   (3,200,783)   20,262,332     (301,273)   2,147,460     (740,757)   5,424,383
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (5,108,047)   14,233,242     (442,389)   1,524,092     (810,968)   4,473,906
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      279,124       159,297       17,411       18,961       79,438      163,375
Benefit payments.........................   (1,900,391)   (1,282,185)    (145,805)    (139,789)    (692,886)  (1,098,995)
Payments on termination..................   (9,781,777)   (6,463,507)    (923,727)  (1,033,856)  (3,270,387)  (3,384,898)
Contract Maintenance Charge..............     (332,415)     (273,043)     (20,409)     (25,374)     (93,042)    (112,754)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (8,357,393)   37,444,104     (464,664)    (162,349)  (2,372,666)  (2,818,361)
                                          ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (20,092,852)   29,584,666   (1,537,194)  (1,342,407)  (6,349,543)  (7,251,633)
                                          ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (25,200,899)   43,817,908   (1,979,583)     181,685   (7,160,511)  (2,777,727)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  101,745,163    57,927,255    8,199,256    8,017,571   32,906,491   35,684,218
                                          ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 76,544,264  $101,745,163  $ 6,219,673  $ 8,199,256  $25,745,980  $32,906,491
                                          ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   12,641,766     8,618,639      471,423      564,032    3,482,675    4,328,665
       Units issued......................      231,161     6,671,776       34,447      126,284       59,873      113,677
       Units redeemed....................   (2,687,839)   (2,648,649)    (123,996)    (218,893)    (732,946)    (959,667)
                                          ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   10,185,088    12,641,766      381,874      471,423    2,809,602    3,482,675
                                          ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                            PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST
                                                 SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          -------------------------  --------------------- --------------------------
                                              VT SMALL CAP VALUE           VT VISTA                VT VOYAGER
                                          -------------------------  --------------------- --------------------------
                                              2011          2010         2010 (AH)(AK)         2011          2010
                                          ------------  -----------  --------------------- ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (507,979) $  (646,656)     $   (473,381)     $ (1,986,326) $   (210,964)
Net realized gains (losses)..............   (1,559,066)  (3,361,075)        1,143,593           707,132    (3,765,104)
Change in unrealized gains (losses)......     (940,895)  15,868,578         5,583,462       (25,319,391)   30,603,343
                                          ------------  -----------      ------------      ------------  ------------
Increase (decrease) in net assets from
 operations..............................   (3,007,940)  11,860,847         6,253,674       (26,598,585)   26,627,275
                                          ------------  -----------      ------------      ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      161,260       68,733            60,996           251,468       283,618
Benefit payments.........................   (1,046,802)    (988,080)         (675,230)       (3,423,964)   (3,180,227)
Payments on termination..................   (6,650,681)  (5,083,619)       (2,534,434)      (16,435,141)  (15,076,509)
Contract Maintenance Charge..............      (95,302)    (114,408)         (137,138)         (419,057)     (523,723)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (3,136,318)  (3,334,803)      (50,318,950)       (2,291,305)  (13,190,904)
                                          ------------  -----------      ------------      ------------  ------------
Increase (decrease) in net assets from
 contract transactions...................  (10,767,843)  (9,452,177)      (53,604,756)      (22,317,999)  (31,687,745)
                                          ------------  -----------      ------------      ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (13,775,783)   2,408,670       (47,351,082)      (48,916,584)   (5,060,470)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   57,624,299   55,215,629        47,351,082       156,357,883   161,418,353
                                          ------------  -----------      ------------      ------------  ------------
NET ASSETS AT END OF
 PERIOD.................................. $ 43,848,516  $57,624,299      $         --      $107,441,299  $156,357,883
                                          ============  ===========      ============      ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,254,570    3,820,610         6,259,667        13,951,428    17,281,771
       Units issued......................      157,702      191,272           100,865           998,561     1,122,486
       Units redeemed....................     (789,328)    (757,312)       (6,360,532)       (3,104,954)   (4,452,829)
                                          ------------  -----------      ------------      ------------  ------------
    Units outstanding at end of
     period..............................    2,622,944    3,254,570                --        11,845,035    13,951,428
                                          ============  ===========      ============      ============  ============

--------
(ah)For the period beginning January 01, 2010 and ended September 23, 2010
(ak)On September 24, 2010 VT Vista merged into VT Multi-Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                               THE UNIVERSAL               THE UNIVERSAL              THE UNIVERSAL
                                           INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                                SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                           ------------------------  -------------------------  ------------------------
                                              VAN KAMPEN UIF               VAN KAMPEN UIF            VAN KAMPEN UIF
                                                 CORE PLUS                    EMERGING               GLOBAL TACTICAL
                                               FIXED INCOME                MARKETS EQUITY       ASSET ALLOCATION PORTFOLIO
                                           ------------------------  -------------------------  ------------------------
                                             2011         2010           2011          2010         2011          2010
                                            --------    ----------   ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ 19,894    $   55,578    $   (420,569) $  (381,379) $   (46,927)  $   236,922
Net realized gains (losses)...............   (2,965)      (23,852)        841,013      168,200     (707,604)   (1,205,200)
Change in unrealized gains (losses).......   21,342        36,208      (7,541,525)   6,163,059       81,827     1,477,760
                                            --------    ----------   ------------  -----------  -----------   -----------
Increase (decrease) in net assets from
 operations...............................   38,271        67,934      (7,121,081)   5,949,880     (672,704)      509,482
                                            --------    ----------   ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................    1,500            --          20,102       11,436        9,963         4,516
Benefit payments..........................       --            --        (724,634)    (540,332)    (433,461)     (390,370)
Payments on termination...................  (32,137)     (327,554)     (4,799,697)  (3,594,492)  (1,892,505)   (1,817,617)
Contract Maintenance Charge...............     (265)         (288)        (11,818)     (13,759)      (6,150)       (7,784)
Transfers among the sub-accounts and with
 the Fixed Account--net...................   19,289       (10,272)       (223,160)   2,516,830     (767,942)   (1,136,062)
                                            --------    ----------   ------------  -----------  -----------   -----------
Increase (decrease) in net assets from
 contract transactions....................  (11,613)     (338,114)     (5,739,207)  (1,620,317)  (3,090,095)   (3,347,317)
                                            --------    ----------   ------------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   26,658      (270,180)    (12,860,288)   4,329,563   (3,762,799)   (2,837,835)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  967,113     1,237,293      41,174,349   36,844,786   16,486,294    19,324,129
                                            --------    ----------   ------------  -----------  -----------   -----------
NET ASSETS AT END OF PERIOD............... $993,771    $  967,113    $ 28,314,061  $41,174,349  $12,723,495   $16,486,294
                                            ========    ==========   ============  ===========  ===========   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   75,242       101,883       1,868,431    1,948,618    1,622,755     1,980,007
       Units issued.......................    4,918        15,533         163,104      278,154       52,338        73,777
       Units redeemed.....................   (5,866)      (42,174)       (424,087)    (358,341)    (355,325)     (431,029)
                                            --------    ----------   ------------  -----------  -----------   -----------
    Units outstanding at end of period....   74,294        75,242       1,607,448    1,868,431    1,319,768     1,622,755
                                            ========    ==========   ============  ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF            VAN KAMPEN UIF
                                                 GROWTH (AD)             MID CAP GROWTH           U.S. REAL ESTATE
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (430,871) $  (439,287) $  (294,676) $  (361,471) $  (197,602) $   126,524
Net realized gains (losses)..............   2,163,364    1,034,531    1,286,710      179,333     (355,790)  (1,553,271)
Change in unrealized gains (losses)......  (2,607,767)   5,027,605   (2,558,684)   5,944,221    1,592,200    7,442,503
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (875,274)   5,622,849   (1,566,650)   5,762,083    1,038,808    6,015,756
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      24,637       21,910       16,997        8,318       12,509      108,402
Benefit payments.........................    (612,357)    (571,139)    (642,902)    (441,951)    (813,915)    (678,296)
Payments on termination..................  (4,168,920)  (2,648,126)  (3,349,180)  (2,615,202)  (3,806,365)  (2,851,666)
Contract Maintenance Charge..............     (42,652)     (49,348)      (7,354)      (7,831)      (9,130)     (10,001)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (683,360)  (1,512,049)      (3,927)    (350,304)    (354,367)    (275,308)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,482,652)  (4,758,752)  (3,986,366)  (3,406,970)  (4,971,268)  (3,706,869)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (6,357,926)     864,097   (5,553,016)   2,355,113   (3,932,460)   2,308,887
NET ASSETS AT BEGINNING OF
 PERIOD..................................  30,980,284   30,116,187   23,535,600   21,180,487   25,795,552   23,486,665
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $24,622,358  $30,980,284  $17,982,584  $23,535,600  $21,863,092  $25,795,552
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,712,334    3,167,795    1,218,154    1,423,621      972,188    1,133,913
       Units issued......................     137,115      103,430       99,278      120,963       66,725      108,482
       Units redeemed....................    (594,565)    (558,891)    (298,810)    (326,430)    (245,790)    (270,207)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   2,254,884    2,712,334    1,018,622    1,218,154      793,123      972,188
                                          ===========  ===========  ===========  ===========  ===========  ===========

--------
(ad)Previously known as Van Kampen UIF Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                        INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                               (CLASS II)                (CLASS II)                 (CLASS II)
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                        ------------------------  ------------------------  --------------------------
                                             VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                                EMERGING                  EMERGING                    GLOBAL
                                         MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)    FRANCHISE (CLASS II)
                                        ------------------------  ------------------------  --------------------------
                                            2011         2010         2011         2010         2011          2010
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)........... $   365,073  $   564,430  $  (201,020) $  (194,560) $    998,105  $   (743,458)
Net realized gains (losses)............     232,788     (132,510)     131,362     (209,689)    1,403,646    (1,071,040)
Change in unrealized gains
 (losses)..............................     354,590    1,260,174   (3,128,244)   3,231,098     2,317,508     9,480,313
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................     952,451    1,692,094   (3,197,902)   2,826,849     4,719,259     7,665,815
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits...............................      20,148       49,125        8,731       20,160        94,477        93,585
Benefit payments.......................    (210,858)    (228,233)    (403,834)    (163,275)   (1,144,308)   (1,627,924)
Payments on termination................  (3,521,561)  (2,916,002)  (2,723,482)  (2,757,124)   (9,825,865)  (12,705,495)
Contract Maintenance Charge............     (79,413)     (94,498)     (70,644)     (92,056)     (245,639)     (287,015)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................  (1,304,381)     760,840      124,262      285,398    (2,631,380)   (1,750,704)
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (5,096,065)  (2,428,768)  (3,064,967)  (2,706,897)  (13,752,715)  (16,277,553)
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET
 ASSETS................................  (4,143,614)    (736,674)  (6,262,869)     119,952    (9,033,456)   (8,611,738)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  21,338,173   22,074,847   18,754,991   18,635,039    65,405,564    74,017,302
                                        -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $17,194,559  $21,338,173  $12,492,122  $18,754,991  $ 56,372,108  $ 65,405,564
                                        ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   1,023,186    1,148,379      510,908      593,326     3,715,147     4,692,911
       Units issued....................      75,868      136,774       45,481       78,383       132,149       181,566
       Units redeemed..................    (317,373)    (261,967)    (134,005)    (160,801)     (858,893)   (1,159,330)
                                        -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................     781,681    1,023,186      422,384      510,908     2,988,403     3,715,147
                                        ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 (CLASS II)                (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                         VAN KAMPEN UIF            VAN KAMPEN UIF
                                               VAN KAMPEN UIF                MID CAP                SMALL COMPANY
                                           GROWTH (CLASS II) (AE)       GROWTH (CLASS II)         GROWTH (CLASS II)
                                          ------------------------  ------------------------  ------------------------
                                              2011         2010         2011         2010         2011         2010
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (150,104) $  (158,445) $  (457,907) $  (569,451) $   308,758  $  (236,708)
Net realized gains (losses)..............     967,726      481,025    1,656,602     (184,436)     555,844      (16,108)
Change in unrealized gains (losses)......  (1,142,668)   1,517,976   (3,315,624)   9,842,964   (2,163,726)   3,384,331
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    (325,046)   1,840,556   (2,116,929)   9,089,077   (1,299,124)   3,131,515
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       7,378       42,097       35,168      130,992       20,235       30,258
Benefit payments.........................    (291,699)    (493,004)    (777,080)    (872,905)    (502,870)    (243,344)
Payments on termination..................  (1,698,137)    (769,621)  (5,335,139)  (4,708,207)  (2,026,511)  (1,491,626)
Contract Maintenance Charge..............     (24,188)     (33,550)    (144,812)    (175,740)     (51,182)     (63,117)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (60,967)    (493,202)  (1,060,114)  (2,155,524)    (537,840)    (536,014)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (2,067,613)  (1,747,280)  (7,281,977)  (7,781,384)  (3,098,168)  (2,303,843)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (2,392,659)      93,276   (9,398,906)   1,307,693   (4,397,292)     827,672
NET ASSETS AT BEGINNING OF
 PERIOD..................................  10,101,083   10,007,807   35,651,175   34,343,482   15,509,630   14,681,958
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 7,708,424  $10,101,083  $26,252,269  $35,651,175  $11,112,338  $15,509,630
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     633,171      756,339    1,999,690    2,519,842      752,378      886,211
       Units issued......................      58,463       14,168      188,692      172,776       38,922       32,734
       Units redeemed....................    (182,871)    (137,336)    (547,046)    (692,928)    (190,596)    (166,567)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................     508,763      633,171    1,641,336    1,999,690      600,704      752,378
                                          ===========  ===========  ===========  ===========  ===========  ===========

--------
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                        THE UNIVERSAL
                                                                  INSTITUTIONAL FUNDS, INC.
                                                                          (CLASS II)
                                                                         SUB-ACCOUNT
                                                                  -------------------------
                                                                        VAN KAMPEN UIF
                                                                          U.S. REAL
                                                                      ESTATE (CLASS II)
                                                                  -------------------------
                                                                      2011          2010
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..................................... $   (541,429) $   194,646
Net realized gains (losses)......................................   (1,135,443)  (3,452,508)
Change in unrealized gains (losses)..............................    3,972,636   16,108,136
                                                                  ------------  -----------
Increase (decrease) in net assets from operations................    2,295,764   12,850,274
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits.........................................................       47,381      100,606
Benefit payments.................................................     (850,820)  (1,002,878)
Payments on termination..........................................   (8,235,385)  (5,144,503)
Contract Maintenance Charge......................................     (211,878)    (243,774)
Transfers among the sub-accounts and with the Fixed Account--net.   (2,144,894)  (3,247,922)
                                                                  ------------  -----------
Increase (decrease) in net assets from contract transactions.....  (11,395,596)  (9,538,471)
                                                                  ------------  -----------
INCREASE (DECREASE) IN NET ASSETS................................   (9,099,832)   3,311,803
NET ASSETS AT BEGINNING OF PERIOD................................   54,625,961   51,314,158
                                                                  ------------  -----------
NET ASSETS AT END OF PERIOD...................................... $ 45,526,129  $54,625,961
                                                                  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.....................    2,366,859    2,830,496
       Units issued..............................................      151,224      139,965
       Units redeemed............................................     (623,861)    (603,602)
                                                                  ------------  -----------
    Units outstanding at end of period...........................    1,894,222    2,366,859
                                                                  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate Life"). The assets of the Account are legally segregated from those of Allstate Life. Allstate Life is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate Life completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance Agreements do not extinguish Allstate Life's contractual obligations to the contractholders. Allstate Life continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate Life. Allstate Life issues the following variable annuity contracts through the Account (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account:

   Products marked with a "(C)" are closed to new contractholders but continue to accept deposits from existing contractholders.

    . AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) (C)
    .  AIM Lifetime Enhanced Choice/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ Variable Annuity (C)
    .  AIM Lifetime Plus/SM/ II Variable Annuity (C)
    .  Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
    .  Allstate Advisor (STI) Variable Annuity (Base and Preferred) (C)
    .  Allstate Personal Retirement Manager (C)
    .  Allstate Provider Variable Annuity (C)
    .  Allstate Provider Variable Annuity Series
       (Advantage, Extra, and Ultra) (C)
    .  Allstate Retirement Access VA B Series
    .  Allstate Retirement Access VA L Series
    .  Allstate Retirement Access VA X Series
    .  Allstate Variable Annuity (Base and L-Share) (C)
    .  Morgan Stanley Variable Annuity (C)
    .  Morgan Stanley Variable Annuity II (C)
    .  Morgan Stanley Variable Annuity II Asset Manager (C)
    .  Morgan Stanley Variable Annuity 3 (C)
    .  Morgan Stanley Variable Annuity 3 Asset Manager (C)
    .  Preferred Client Variable Annuity (C)
    .  Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred,
       Apex) (C)
    .  Scudder Horizon Advantage Variable Annuity (C)
    .  Select Directions Variable Annuity (C)
    .  STI Classic Variable Annuity (C)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   Absent any Contract provisions wherein Allstate Life contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

ADVANCED SERIES TRUST                                  ADVANCED SERIES TRUST (CONTINUED)
    AST Academic Strategies Asset Allocation               AST Large-Cap Value
    AST Advanced Strategies                                AST Lord Abbett Core Fixed Income
    AST American Century Income & Growth                      (Previously known as AST Lord Abbett
    AST Balanced Asset Allocation                             Bond-Debenture)
    AST BlackRock Global Strategies*                       AST Marsico Capital Growth
    AST BlackRock Value (Previously known as AST           AST MFS Global Equity
       DeAm Large-Cap Value)                               AST MFS Growth
    AST Bond Portfolio 2016*                               AST Mid-Cap Value
    AST Bond Portfolio 2018                                AST Money Market
    AST Bond Portfolio 2019                                AST Neuberger Berman Core Bond*
    AST Bond Portfolio 2020                                AST Neuberger Berman / LSV Mid-Cap Value
    AST Bond Portfolio 2021                                AST Neuberger Berman Mid-Cap Growth
    AST Bond Portfolio 2022 (For the period                AST Neuberger Berman Small-Cap Growth (For
       beginning January 3, 2011 and ended                    the period beginning January 3, 2011 and
       December 31, 2011)                                     ended May 31, 2011)
    AST Capital Growth Asset Allocation                    AST Parametric Emerging Markets Equity
    AST CLS Growth Asset Allocation                        AST PIMCO Limited Maturity Bond
    AST CLS Moderate Asset Allocation                      AST PIMCO Total Return Bond
    AST Cohen & Steers Realty                              AST Preservation Asset Allocation
    AST Federated Aggressive Growth                        AST Prudential Core Bond*
    AST FI Pyramis(R) Asset Allocation (Previously         AST Quantitative Modeling*
       known as AST Niemann Capital Growth Asset           AST QMA US Equity Alpha
       Allocation)                                         AST Schroders Multi-Asset World Strategies
    AST First Trust Balanced Target                        AST Small-Cap Growth
    AST First Trust Capital Appreciation Target            AST Small-Cap Value
    AST Global Real Estate                                 AST T. Rowe Price Asset Allocation
    AST Goldman Sachs Concentrated Growth                  AST T. Rowe Price Equity Income (Previously
    AST Goldman Sachs Large-Cap Value (Previously             known as AST AllianceBernstein Core
       known as AST AllianceBernstein Growth &                Value)
       Income)                                             AST T. Rowe Price Global Bond
    AST Goldman Sachs Mid-Cap Growth                       AST T. Rowe Price Large-Cap Growth
    AST Goldman Sachs Small-Cap Value                      AST T. Rowe Price Natural Resources
    AST High Yield                                         AST Wellington Management Hedged Equity
    AST Horizon Growth Asset Allocation                       (Previously known as AST Aggressive
    AST Horizon Moderate Asset Allocation                     Asset Allocation)
    AST International Growth                               AST Western Asset Core Plus Bond*
    AST International Value
    AST Investment Grade Bond                          ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND
    AST Jennison Large-Cap Growth*                         AllianceBernstein VPS Growth
    AST Jennison Large-Cap Value*                          AllianceBernstein VPS Growth & Income
    AST JPMorgan International Equity                      AllianceBernstein VPS International Value
    AST JPMorgan Strategic Opportunities (Previously       AllianceBernstein VPS Large Cap Growth
       known as AST UBS Dynamic Alpha)                     AllianceBernstein VPS Small/Mid Cap Value
                                                           AllianceBernstein VPS Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.           FIDELITY VARIABLE INSURANCE PRODUCTS FUND
    American Century VP Balanced                     (SERVICE CLASS 2) (CONTINUED)
    American Century VP International                    VIP Growth Stock (Service Class 2)
                                                         VIP High Income (Service Class 2)
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.           VIP Index 500 (Service Class 2)
    Dreyfus Socially Responsible Growth Fund             VIP Investment Grade Bond (Service Class 2)
                                                         VIP MidCap (Service Class 2)
DREYFUS STOCK INDEX FUND                                 VIP Money Market (Service Class 2)
    Dreyfus Stock Index Fund                             VIP Overseas (Service Class 2)

DREYFUS VARIABLE INVESTMENT FUND                     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
    VIF Growth & Income                              TRUST
    VIF Money Market                                     Franklin Flex Cap Growth Securities
                                                         Franklin Growth and Income Securities
DWS VARIABLE INVESTMENT SERIES I                         Franklin High Income Securities
    DWS Bond VIP A                                       Franklin Income Securities
    DWS Capital Growth VIP A                             Franklin Large Cap Growth Securities
    DWS Global Small Cap Growth VIP A (Previously        Franklin Small Cap Value Securities
       known as DWS Global Opportunities VIP A)          Franklin Small-Mid Cap Growth Securities
    DWS Growth and Income VIP A                          Franklin Templeton VIP Founding Funds
    DWS International VIP A                                 Allocation
                                                         Franklin U.S. Government
DWS VARIABLE INVESTMENT SERIES II                        Mutual Global Discovery Securities
    DWS Balanced VIP A II                                Mutual Shares Securities
    DWS Money Market VIP A II                            Templeton Developing Markets Securities
    DWS Small Mid Cap Growth VIP A II (Previously        Templeton Foreign Securities
       known as DWS Small Cap Growth VIP A II)           Templeton Global Bond Securities
                                                         Templeton Growth Securities
FEDERATED INSURANCE SERIES
    Federated Prime Money Fund II                    GOLDMAN SACHS VARIABLE INSURANCE TRUST
                                                         VIT Large Cap Value
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                VIT Mid Cap Value
    VIP Contrafund                                       VIT Strategic Growth
    VIP Equity-Income                                    VIT Strategic International Equity
    VIP Growth                                           VIT Structured Small Cap Equity
    VIP High Income                                      VIT Structured U.S. Equity
    VIP Index 500
    VIP Investment Grade Bond                        INVESCO INVESTMENT SERVICES
    VIP Overseas                                         Invesco V.I. Balanced (For the period beginning
                                                         January 1, 2011 and ended April 28, 2011) (On
FIDELITY VARIABLE INSURANCE PRODUCTS FUND                   April 29, 2011 Invesco V.I. Balanced
(SERVICE CLASS 2)                                           merged into Invesco Van Kampen V.I.
    VIP Asset Manager Growth (Service Class 2)              Equity and Income)
    VIP Contrafund (Service Class 2)                     Invesco V.I. Basic Value
    VIP Equity-Income (Service Class 2)                  Invesco V.I. Capital Appreciation
    VIP Freedom 2010 Portfolio (Service Class 2)         Invesco V.I. Capital Development
    VIP Freedom 2020 Portfolio (Service Class 2)         Invesco V.I. Core Equity
    VIP Freedom 2030 Portfolio (Service Class 2)         Invesco V.I. Diversified Income
    VIP Freedom Income Portfolio (Service Class 2)       Invesco V.I. Dividend Growth
    VIP Growth (Service Class 2)
    VIP Growth & Income (Service Class 2)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESCO INVESTMENT SERVICES (CONTINUED)                INVESCO INVESTMENT SERVICES (SERIES II)
    Invesco V.I. Global Dividend Growth (For the           Invesco V.I. Balanced II (For the period
       period beginning January 1, 2011 and ended             beginning January 1, 2011 and ended
       April 28, 2011) (On April 29, 2011 Invesco             April 28, 2011) (On April 29, 2011 Invesco
       V.I. Global Dividend Growth merged into                V. I. Balanced II merged into Invesco Van
       Invesco Van Kampen V.I. Global Value                   Kampen V.I. Equity and Income--Series II)
       Equity)                                             Invesco V.I. Basic Value II
    Invesco V.I. Government Securities                     Invesco V.I. Capital Appreciation II
    Invesco V.I. High Yield                                Invesco V.I. Capital Development II
    Invesco V.I. High Yield Securities                     Invesco V.I. Core Equity II
    Invesco V.I. Income Builder (For the period            Invesco V.I. Diversified Income II
       beginning January 1, 2011 and ended                 Invesco V.I. Dividend Growth II
       April 28, 2011) (On April 29, 2011 Invesco          Invesco V.I. Global Dividend Growth II (For the
       V.I. Income Builder merged into Invesco Van            period beginning January 1, 2011 and ended
       Kampen V.I. Equity and Income)                         April 28, 2011) (On April 29, 2011 Invesco
    Invesco V.I. International Growth                         V.I. Global Dividend Growth II merged into
    Invesco V.I. Large Cap Growth (For the period             Invesco Van Kampen V.I. Global Value
       beginning January 1, 2011 and ended                    Equity--Series II)
       April 28, 2011) (On April 29, 2011 Invesco          Invesco V. I. Government Securities II
       V.I. Large Cap Growth merged into Invesco           Invesco V.I. High Yield II
       Van Kampen V.I. Capital Growth)                     Invesco V.I. High Yield Securities II
    Invesco V.I. Mid Cap Core Equity                       Invesco V.I. Income Builder II (For the period
    Invesco V.I. Money Market                                 beginning January 1, 2011 and ended
    Invesco V.I. S&P 500 Index                                April 28, 2011) (On April 29, 2011 Invesco
    Invesco V.I. Technology                                   V.I. Income Builder II merged into Invesco
    Invesco V.I. Utilities                                    Van Kampen V.I .Equity and Income--
    Invesco Van Kampen V.I. Capital Growth                    Series II)
    Invesco Van Kampen V.I. Comstock                       Invesco V.I. International Growth II
    Invesco Van Kampen V.I. Equity and Income (For         Invesco V.I. Large Cap Growth II (For the
       the period beginning April 29, 2011 and ended          period beginning January 1, 2011 and ended
       December 31, 2011)                                     April 28, 2011) (On April 29, 2011 Invesco
    Invesco Van Kampen V.I. Global Value Equity               V.I. Large Cap Growth II merged into
    Invesco Van Kampen V.I. Government (For the               Invesco Van Kampen V.I. Capital
       period beginning January 1, 2011 and ended             Growth--Series II)
       April 28, 2011) (On April 29, 2011 Invesco          Invesco V.I. Mid Cap Core Equity II
       Van Kampen V.I. Government merged into              Invesco V.I. Money Market II
       Invesco V.I. Government Securities)                 Invesco V.I. S&P 500 Index II
    Invesco Van Kampen V.I. High Yield (For the            Invesco V.I. Technology II
       period beginning January 1, 2011 and ended          Invesco V.I. Utilities II
       April 28, 2011) (On April 29, 2011 Invesco          Invesco Van Kampen V.I.Capital Growth--
       Van Kampen V.I. High Yield merged into                 Series II
       Invesco V.I. High Yield)                            Invesco Van Kampen V.I. Comstock--Series II
    Invesco Van Kampen V.I. Mid Cap Value                  Invesco Van Kampen V.I. Equity and Income--
    Invesco Van Kampen V.I. Value (For the period             Series II
       beginning January 1, 2011 and ended                 Invesco Van Kampen V.I. Global Value
       April 28, 2011) (On April 29, 2011 Invesco             Equity--Series II (For the period beginning
       Van Kampen V.I. Value merged into Invesco              April 29, 2011 and ended December 31,
       Van Kampen V.I. Comstock)                              2011)


                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


INVESCO INVESTMENT SERVICES (SERIES II) (CONTINUED)  MORGAN STANLEY VARIABLE INVESTMENT SERIES
    Invesco Van Kampen V.I. Growth and Income--          Aggressive Equity
       Series II                                         European Equity
    Invesco Van Kampen V.I. International Growth         Income Plus
       Equity--Series II (For the period beginning       Limited Duration
       January 1, 2011 and ended April 28, 2011)         Money Market
       (On April 29, 2011 Invesco Van Kampen V.I.        Multi Cap Growth (Previously known as Capital
       International Growth Equity II merged into           Opportunities)
       Invesco V.I. International Growth II)             Strategist
    Invesco Van Kampen V.I. Mid Cap                      Utilities
       Growth--Series II
    Invesco Van Kampen V.I. Mid Cap                  MORGAN STANLEY VARIABLE INVESTMENT SERIES
       Value--Series II                              (CLASS Y SHARES)
                                                         Aggressive Equity (Class Y Shares)
JANUS ASPEN SERIES                                       European Equity (Class Y Shares)
    Forty Portfolio                                      Income Plus (Class Y Shares)
                                                         Limited Duration (Class Y Shares)
LAZARD RETIREMENT SERIES, INC.                           Money Market (Class Y Shares)
    Emerging Markets Equity                              Multi Cap Growth (Class Y Shares) (Previously
                                                            known as Capital Opportunities (Class Y
LEGG MASON PARTNERS VARIABLE INCOME TRUST                   Shares))
    Legg Mason ClearBridge Variable Fundamental          Strategist (Class Y Shares)
       All Cap Value Portfolio I                         Utilities (Class Y Shares)

LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC       NEUBERGER BERMAN ADVISORS MANAGEMENT TRUST
    Legg Mason ClearBridge Variable Large Cap            AMT Mid-Cap Growth
       Value Portfolio I                                 AMT Partners

LORD ABBETT SERIES FUND                              OPPENHEIMER VARIABLE ACCOUNT FUNDS
    Bond-Debenture                                       Oppenheimer Balanced
    Fundamental Equity                                   Oppenheimer Capital Appreciation
    Growth and Income                                    Oppenheimer Core Bond
    Growth Opportunities                                 Oppenheimer Global Securities
    Mid-Cap Value                                        Oppenheimer Global Strategic Income
                                                         Oppenheimer High Income
MFS VARIABLE INSURANCE TRUST                             Oppenheimer Main Street
    MFS Growth                                           Oppenheimer Main Street Small Mid Cap
    MFS High Income                                         (Previously known as Oppenheimer Main
    MFS Investors Trust                                     Street Small Cap)
    MFS New Discovery                                    Oppenheimer Small- & Mid-Cap Growth
    MFS Research
    MFS Research Bond                                OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE
    MFS Utilities                                    SHARES ("SS"))
                                                         Oppenheimer Balanced (SS)
MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)             Oppenheimer Capital Appreciation (SS)
    MFS Growth (Service Class)                           Oppenheimer Core Bond (SS)
    MFS Investors Trust (Service Class)                  Oppenheimer Global Securities (SS)
    MFS New Discovery (Service Class)                    Oppenheimer Global Strategic Income (SS)
    MFS Research (Service Class)
    MFS Utilities (Service Class)


                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE     PUTNAM VARIABLE TRUST (CONTINUED)
SHARES ("SS")) (CONTINUED)                         VT Growth and Income
   Oppenheimer High Income (SS)                    VT Growth Opportunities
   Oppenheimer Main Street (SS)                    VT High Yield
   Oppenheimer Main Street Small Mid Cap (SS)      VT Income
       (Previously known as Oppenheimer Main       VT International Equity
       Street Small Cap (SS))                      VT International Growth
   Oppenheimer Small- & Mid-Cap Growth (SS)        VT International Value
                                                   VT Investors
PANORAMA SERIES FUND, INC. (SERVICE                VT Money Market
SHARES ("SS"))                                     VT Multi-Cap Growth
   Oppenheimer International Growth (SS)*          VT Multi-Cap Value
                                                   VT Research
PIMCO VARIABLE INSURANCE TRUST                     VT Small Cap Value
   Foreign Bond (US Dollar-Hedged)                 VT Vista (For the period beginning
   Money Market                                        January 1, 2010 and ended
   PIMCO Total Return                                  September 23, 2010) (On
   PIMCO VIT Commodity RealReturn Strategy             September 24, 2010 VT Vista merged
       (Advisor Shares)                                in to VT Multi-Cap Growth)
   PIMCO VIT Emerging Markets Bond (Advisor        VT Voyager
       Shares)
   PIMCO VIT RealReturn (Advisor Shares)        RYDEX VARIABLE TRUST
   PIMCO VIT Total Return (Advisor Shares)         Rydex VT Nasdaq 100 Strategy Fund*

PROFUNDS VP                                     THE UNIVERSAL INSTITUTIONAL FUNDS, INC
   ProFund VP Consumer Goods Portfolio*            Van Kampen UIF Core Plus Fixed Income
   ProFund VP Consumer Services Portfolio*         Van Kampen UIF Emerging Markets Equity
   ProFund VP Financials                           Van Kampen UIF Global Tactical Asset
   ProFund VP Health Care                              Allocation Portfolio
   ProFund VP Industrials*                         Van Kampen UIF Growth (Previously known
   ProFund VP Large-Cap Growth*                        as Van Kampen UIF Capital Growth)
   ProFund VP Large-Cap Value*                     Van Kampen UIF Mid Cap Growth
   ProFund VP Mid-Cap Growth*                      Van Kampen UIF U.S. Real Estate
   ProFund VP Mid-Cap Value
   ProFund VP Real Estate*                      THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
   ProFund VP Small-Cap Growth*                 (CLASS II)
   ProFund VP Small-Cap Value*                     Van Kampen UIF Emerging Markets Debt
   ProFund VP Telecommunications                       (Class II)
   ProFund VP Utilities                            Van Kampen UIF Emerging Markets Equity
                                                       (Class II)
PUTNAM VARIABLE TRUST                              Van Kampen UIF Global Franchise
   VT American Government Income                       (Class II)
   VT Capital Opportunities                        Van Kampen UIF Growth (Class II)
   VT Diversified Income                               (Previously known as Van Kampen UIF
   VT Equity Income                                    Capital Growth (Class II))
   VT George Putnam Balanced                       Van Kampen UIF Mid Cap Growth (Class II)
   VT Global Asset Allocation                      Van Kampen UIF Small Company Growth
   VT Global Equity                                    (Class II)
   VT Global Health Care                           Van Kampen UIF U.S. Real Estate
   VT Global Utilities                                 (Class II)

--------
*  Fund was available, but had no assets as of December 31, 2011

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate Life general account assets and earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at the fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The operations of the Account are included in the tax return of Allstate Life. Allstate Life is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits as of December 31, 2011. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   FAIR VALUE OF FINANCIAL ASSETS

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

   LEVEL 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   LEVEL 2: Financial assets whose values are based on the following:
          a) Quoted prices for similar assets in active markets;
          b) Quoted prices for identical or similar assets in markets that are not active; or
          c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

   LEVEL 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

   In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers.

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate Life and may result in additional amounts being transferred into the Account by Allstate Life to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate Life but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate Life. A payable is established for amounts payable to Allstate Life from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Allstate Life assumes mortality and expense risks, related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the Contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Allstate

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Life guarantees that the amount of this charge will not increase over the life of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

   ADMINISTRATIVE EXPENSE CHARGE--Allstate Life deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Allstate Life deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate Life deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate Life.

5.  PURCHASES OF INVESTMENTS

   The cost of purchases of investments for the year ended December 31, 2011 were as follows:

                                                               PURCHASES
                                                               ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Academic Strategies Asset Allocation............ $1,646,693
          AST Advanced Strategies.............................    625,526
          AST American Century Income & Growth................      8,108
          AST Balanced Asset Allocation.......................  2,222,366
          AST BlackRock Value (a).............................      1,153
          AST Bond Portfolio 2018.............................    173,975
          AST Bond Portfolio 2019.............................    103,426
          AST Bond Portfolio 2020.............................    537,822
          AST Bond Portfolio 2021.............................    960,630
          AST Bond Portfolio 2022 (b).........................    786,121
          AST Capital Growth Asset Allocation.................  1,998,659
          AST CLS Growth Asset Allocation.....................     79,289
          AST CLS Moderate Asset Allocation...................    265,073
          AST Cohen & Steers Realty...........................        793
          AST Federated Aggressive Growth.....................     10,666
          AST FI Pyramis(R) Asset Allocation (c)..............     99,522

--------
(a)Previously known as AST DeAm Large-Cap Value
(b)For the period beginning January 03, 2011 and ended December 31, 2011
(c)Previously known as AST Niemann Capital Growth Asset Allocation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                     PURCHASES
                                                                    -----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST First Trust Balanced Target................................. $   934,082
   AST First Trust Capital Appreciation Target.....................   5,378,420
   AST Global Real Estate..........................................         553
   AST Goldman Sachs Concentrated Growth...........................       5,198
   AST Goldman Sachs Large-Cap Value (d)...........................         163
   AST Goldman Sachs Mid-Cap Growth................................       2,536
   AST Goldman Sachs Small-Cap Value...............................      10,571
   AST High Yield..................................................       3,200
   AST Horizon Growth Asset Allocation.............................      59,012
   AST Horizon Moderate Asset Allocation...........................     153,924
   AST International Growth........................................       5,898
   AST International Value.........................................         974
   AST Investment Grade Bond.......................................  18,955,327
   AST JPMorgan International Equity...............................         604
   AST JPMorgan Strategic Opportunities (e)........................     866,376
   AST Large-Cap Value.............................................           7
   AST Lord Abbett Core Fixed Income (f)...........................         885
   AST Marsico Capital Growth......................................         211
   AST MFS Global Equity...........................................         186
   AST MFS Growth..................................................          51
   AST Mid-Cap Value...............................................         236
   AST Money Market................................................      84,400
   AST Neuberger Berman / LSV Mid-Cap Value........................       2,395
   AST Neuberger Berman Mid-Cap Growth.............................       2,094
   AST Neuberger Berman Small-Cap Growth (g).......................         171
   AST Parametric Emerging Markets Equity..........................      10,497
   AST PIMCO Limited Maturity Bond.................................       2,845
   AST PIMCO Total Return Bond.....................................      23,864
   AST Preservation Asset Allocation...............................   1,951,267
   AST QMA US Equity Alpha.........................................       3,037
   AST Schroders Multi-Asset World Strategies......................     430,548
   AST Small-Cap Growth............................................       1,128
   AST Small-Cap Value.............................................       1,209
   AST T. Rowe Price Asset Allocation..............................   1,534,031
   AST T. Rowe Price Equity Income (h).............................         475
   AST T. Rowe Price Global Bond...................................       3,662
   AST T. Rowe Price Large-Cap Growth..............................       1,177
   AST T. Rowe Price Natural Resources.............................      33,752

--------
(d)Previously known as AST AllianceBernstein Growth & Income
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture
(g)For the period beginning January 03, 2011 and ended May 31, 2011
(h)Previously known as AST AllianceBernstein Core Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                 PURCHASES
                                                                                 ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Wellington Management Hedged Equity (i).................................. $   12,034
   Franklin Templeton VIP Founding Funds Allocation.............................  1,058,539
   ProFund VP Financials........................................................      2,584
   ProFund VP Health Care.......................................................      2,612
   ProFund VP Mid-Cap Value.....................................................          7
   ProFund VP Telecommunications................................................      2,569
   ProFund VP Utilities.........................................................      1,158

Investments in the AllianceBernstein Variable Product Series Fund Sub-Accounts:
   AllianceBernstein VPS Growth.................................................    713,339
   AllianceBernstein VPS Growth & Income........................................  1,496,793
   AllianceBernstein VPS International Value....................................  2,650,229
   AllianceBernstein VPS Large Cap Growth.......................................    499,020
   AllianceBernstein VPS Small/Mid Cap Value....................................    484,017
   AllianceBernstein VPS Value..................................................     73,956

Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
   American Century VP Balanced.................................................        205
   American Century VP International............................................         66

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund.....................................        170

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund.....................................................     43,794

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income..........................................................      1,388
   VIF Money Market.............................................................    305,292

Investments in the DWS Variable Investment Series I Sub-Accounts:
   DWS Bond VIP A...............................................................    714,974
   DWS Capital Growth VIP A.....................................................    272,224
   DWS Global Small Cap Growth VIP A (j)........................................    375,357
   DWS Growth and Income VIP A..................................................    258,314
   DWS International VIP A......................................................      6,602

Investments in the DWS Variable Investment Series II Sub-Accounts:
   DWS Balanced VIP A II........................................................     23,390
   DWS Money Market VIP A II....................................................    458,337
   DWS Small Mid Cap Growth VIP A II (k)........................................    295,385

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II................................................    562,632

--------
(i)Previously known as AST Aggressive Asset Allocation
(j)Previously known as DWS Global Opportunities VIP A
(k)Previously known as DWS Small Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                               PURCHASES
                                                                                              -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund............................................................................ $   310,251
   VIP Equity-Income.........................................................................      49,640
   VIP Growth................................................................................     134,304
   VIP High Income...........................................................................     237,460
   VIP Index 500.............................................................................     360,850
   VIP Investment Grade Bond.................................................................     119,990
   VIP Overseas..............................................................................      62,352

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)................................................      14,329
   VIP Contrafund (Service Class 2)..........................................................   3,069,691
   VIP Equity-Income (Service Class 2).......................................................      42,491
   VIP Freedom 2010 Portfolio (Service Class 2)..............................................   1,739,613
   VIP Freedom 2020 Portfolio (Service Class 2)..............................................   2,027,879
   VIP Freedom 2030 Portfolio (Service Class 2)..............................................     828,164
   VIP Freedom Income Portfolio (Service Class 2)............................................   1,178,362
   VIP Growth (Service Class 2)..............................................................       5,383
   VIP Growth & Income (Service Class 2).....................................................   3,546,290
   VIP Growth Stock (Service Class 2)........................................................     539,745
   VIP High Income (Service Class 2).........................................................     931,648
   VIP Index 500 (Service Class 2)...........................................................   1,551,685
   VIP Investment Grade Bond (Service Class 2)...............................................          83
   VIP Mid Cap (Service Class 2).............................................................   1,329,107
   VIP Money Market (Service Class 2)........................................................  12,079,200
   VIP Overseas (Service Class 2)............................................................         601

Investments in the Franklin Templeton Variable Insurance Products Trust Sub-Accounts:
   Franklin Flex Cap Growth Securities.......................................................     238,085
   Franklin Growth and Income Securities.....................................................   2,639,793
   Franklin High Income Securities...........................................................   2,053,451
   Franklin Income Securities................................................................  16,637,072
   Franklin Large Cap Growth Securities......................................................   2,212,631
   Franklin Small Cap Value Securities.......................................................   2,403,850
   Franklin Small Mid-Cap Growth Securities..................................................      58,844
   Franklin U.S. Government..................................................................   3,974,619
   Mutual Global Discovery Securities........................................................   2,217,255
   Mutual Shares Securities..................................................................   4,421,418
   Templeton Developing Markets Securities...................................................   2,764,072
   Templeton Foreign Securities..............................................................   9,912,501
   Templeton Global Bond Securities..........................................................     453,405
   Templeton Growth Securities...............................................................      17,749

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value.......................................................................     701,245
   VIT Mid Cap Value.........................................................................     250,790
   VIT Strategic Growth......................................................................          77

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                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     -----------
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts (continued):
   VIT Strategic International Equity............................................... $        85
   VIT Structured Small Cap Equity..................................................     505,867
   VIT Structured U.S. Equity.......................................................     236,504

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. Balanced (l) (m)....................................................     499,717
   Invesco V.I. Basic Value.........................................................     355,370
   Invesco V.I. Capital Appreciation................................................     574,082
   Invesco V. I. Capital Development................................................     406,852
   Invesco V. I. Core Equity........................................................   1,754,515
   Invesco V.I. Diversified Income..................................................   1,941,760
   Invesco V.I. Dividend Growth.....................................................   2,939,196
   Invesco V.I. Global Dividend Growth (l) (n)......................................   2,326,379
   Invesco V.I. Government Securities (r)...........................................   2,138,393
   Invesco V.I. High Yield (s)......................................................   1,475,160
   Invesco V.I. High Yield Securities...............................................   1,769,472
   Invesco V.I. Income Builder (l) (o)..............................................     397,837
   Invesco V.I. International Growth................................................   1,803,728
   Invesco V.I .Large Cap Growth (l) (p)............................................     960,591
   Invesco V.I. Mid Cap Core Equity.................................................   1,192,750
   Invesco V.I. Money Market........................................................   5,421,087
   Invesco V.I. S&P 500 Index.......................................................   1,796,112
   Invesco V.I. Technology..........................................................     283,423
   Invesco V.I. Utilities...........................................................     424,134
   Invesco Van Kampen V.I. Capital Growth (p).......................................  10,600,851
   Invesco Van Kampen V.I. Comstock (t).............................................   1,017,096
   Invesco Van Kampen V.I. Equity and Income (m) (o) (q)............................  33,885,325
   Invesco Van Kampen V.I. Global Value Equity (n)..................................  54,219,543
   Invesco Van Kampen V.I. Government (l) (r).......................................      37,068
   Invesco Van Kampen V.I. High Yield (l) (s).......................................         686
   Invesco Van Kampen V.I. Mid Cap Value............................................   1,221,900
   Invesco Van Kampen V.I. Value (l) (t)............................................       1,094

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                            PURCHASES
                                                                           -----------
Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. Balanced II (l) (u)....................................... $     5,207
   Invesco V.I. Basic Value II............................................     417,702
   Invesco V.I. Capital Appreciation II...................................       8,535
   Invesco V.I. Capital Development II....................................       5,550
   Invesco V.I. Core Equity II............................................     115,753
   Invesco V.I. Diversified Income II.....................................      43,978
   Invesco V.I. Dividend Growth II........................................   1,173,677
   Invesco V.I. Global Dividend Growth II (l) (v).........................   1,012,388
   Invesco V.I. Government Securities II..................................      48,092
   Invesco V.I. High Yield II.............................................      42,833
   Invesco V.I. High Yield Securities II..................................   1,204,292
   Invesco V.I. Income Builder II (l) (w).................................     459,916
   Invesco V.I. International Growth II (y)...............................   5,000,857
   Invesco V.I. Mid Cap Core Equity II....................................      85,291
   Invesco V.I. Money Market II...........................................     172,372
   Invesco V.I. S&P 500 Index II..........................................   3,348,334
   Invesco V.I. Technology II.............................................       6,125
   Invesco V.I. Utilities II..............................................      35,257
   Invesco Van Kampen V.I. Capital Growth--Series II (x)..................   1,914,066
   Invesco Van Kampen V.I. Comstock--Series II............................   3,838,981
   Invesco Van Kampen V.I. Equity and Income--Series II (u) (w)...........  16,662,412
   Invesco Van Kampen V.I. Global Value Equity--Series II (q) (v).........  29,470,230
   Invesco Van Kampen V.I. Growth and Income--Series II...................   2,820,867
   Invesco Van Kampen V.I. International Growth Equity--Series II (l) (y).     152,840
   Invesco Van Kampen V.I. Mid Cap Growth--Series II......................   1,267,171
   Invesco Van Kampen V.I. Mid Cap Value--Series II.......................   2,123,077

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio........................................................          95

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity................................................          91

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity--Series II
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income--Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth--Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                              PURCHASES
                                                                                             -----------
Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I.................... $        35

Investments in the Legg Mason Partners Variable Portfolios I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I..............................          30

Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture...........................................................................   4,243,359
   Fundamental Equity.......................................................................   1,043,743
   Growth and Income........................................................................     703,371
   Growth Opportunities.....................................................................   4,762,465
   Mid-Cap Value............................................................................   1,602,387

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth...............................................................................       1,840
   MFS High Income..........................................................................     165,218
   MFS Investors Trust......................................................................      23,542
   MFS New Discovery........................................................................     365,721
   MFS Research.............................................................................       5,086
   MFS Research Bond........................................................................      81,881
   MFS Utilities............................................................................      17,440

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class)...............................................................      10,178
   MFS Investors Trust (Service Class)......................................................       3,677
   MFS New Discovery (Service Class)........................................................      47,929
   MFS Research (Service Class).............................................................         966
   MFS Utilities (Service Class)............................................................      58,317

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity........................................................................     470,113
   European Equity..........................................................................   1,213,465
   Income Plus..............................................................................   6,957,561
   Limited Duration.........................................................................     611,076
   Money Market.............................................................................  10,100,682
   Multi Cap Growth (z).....................................................................   1,135,236
   Strategist...............................................................................  14,476,053
   Utilities................................................................................   4,755,825

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares).......................................................   2,864,208
   European Equity (Class Y Shares).........................................................     440,333
   Income Plus (Class Y Shares).............................................................  10,803,105
   Limited Duration (Class Y Shares)........................................................   2,951,610
   Money Market (Class Y Shares)............................................................  19,318,829
   Multi Cap Growth (Class Y Shares) (aa)...................................................   1,980,307

--------
(z)Previously known as Capital Opportunities
(aa)Previously known as Capital Opportunities (Class Y Shares)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Morgan Stanley Variable Investment Series (Class Y Shares) Sub-Accounts
  (continued):
   Strategist (Class Y Shares).............................................................. $6,299,490
   Utilities (Class Y Shares)...............................................................  1,493,006

Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Mid-Cap Growth.......................................................................     63,600

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Balanced.....................................................................     54,382
   Oppenheimer Capital Appreciation.........................................................     74,629
   Oppenheimer Core Bond....................................................................    111,904
   Oppenheimer Global Securities............................................................    123,713
   Oppenheimer Global Strategic Income......................................................    245,285
   Oppenheimer High Income..................................................................     47,418
   Oppenheimer Main Street..................................................................     61,669
   Oppenheimer Main Street Small Mid Cap (ab)...............................................    106,254
   Oppenheimer Small- & Mid-Cap Growth......................................................        152

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Balanced (SS)................................................................    841,205
   Oppenheimer Capital Appreciation (SS)....................................................    840,346
   Oppenheimer Core Bond (SS)...............................................................  5,043,426
   Oppenheimer Global Securities (SS).......................................................    852,288
   Oppenheimer Global Strategic Income (SS).................................................  7,578,263
   Oppenheimer High Income (SS).............................................................  1,938,590
   Oppenheimer Main Street (SS).............................................................  1,446,051
   Oppenheimer Main Street Small Mid Cap (SS) (ac)..........................................    988,710
   Oppenheimer Small- & Mid-Cap Growth (SS).................................................    408,308

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)..........................................................         45
   Money Market.............................................................................         40
   PIMCO Total Return.......................................................................         66
   PIMCO VIT Commodity RealReturn Strategy (Advisor Shares).................................  2,009,620
   PIMCO VIT Emerging Markets Bond (Advisor Shares).........................................    629,251
   PIMCO VIT Real Return (Advisor Shares)...................................................  1,199,076
   PIMCO VIT Total Return (Advisor Shares)..................................................  4,724,267

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income............................................................  5,644,706
   VT Capital Opportunities.................................................................    842,467
   VT Diversified Income....................................................................  5,758,174
   VT Equity Income.........................................................................  4,569,599
   VT George Putnam Balanced................................................................  2,720,675

--------
(ab)Previously known as Oppenheimer Main Street Small Cap
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the Putnam Variable Trust Sub-Accounts (continued):
   VT Global Asset Allocation....................................................... $  2,956,701
   VT Global Equity.................................................................      756,700
   VT Global Health Care............................................................    1,454,128
   VT Global Utilities..............................................................      894,223
   VT Growth and Income.............................................................    3,832,658
   VT Growth Opportunities..........................................................      780,973
   VT High Yield....................................................................    7,253,777
   VT Income........................................................................   14,795,161
   VT International Equity..........................................................    8,556,937
   VT International Growth..........................................................    1,677,282
   VT International Value...........................................................      986,644
   VT Investors.....................................................................    1,434,806
   VT Money Market..................................................................   44,981,164
   VT Multi-Cap Growth..............................................................      563,582
   VT Multi-Cap Value...............................................................      440,382
   VT Research......................................................................      412,502
   VT Small Cap Value...............................................................    1,647,138
   VT Voyager.......................................................................    5,348,105

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income............................................      102,513
   Van Kampen UIF Emerging Markets Equity...........................................    2,013,651
   Van Kampen UIF Global Tactical Asset Allocation Portfolio........................      466,019
   Van Kampen UIF Growth (ad).......................................................    1,181,394
   Van Kampen UIF Mid Cap Growth....................................................    1,386,344
   Van Kampen UIF U.S. Real Estate..................................................    1,290,214

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................    2,111,730
   Van Kampen UIF Emerging Markets Equity (Class II)................................    1,043,567
   Van Kampen UIF Global Franchise (Class II).......................................    3,481,475
   Van Kampen UIF Growth (Class II) (ae)............................................      619,742
   Van Kampen UIF Mid Cap Growth (Class II).........................................    2,119,826
   Van Kampen UIF Small Company Growth (Class II)...................................    1,071,364
   Van Kampen UIF U.S. Real Estate (Class II).......................................    2,625,973
                                                                                     ------------
                                                                                     $599,257,254
                                                                                     ============

--------
(ad)Previously known as Van Kampen UIF Capital Growth
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

6.  FINANCIAL HIGHLIGHTS

   Allstate Life offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

   In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

   As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts:
   AST Academic Strategies Asset Allocation
   2011...............   713   $ 8.66 -  9.23    $ 6,421       0.65%        1.15 - 2.60%     -5.13 -  -3.77%
   2010...............   819     9.13 -  9.59      7,705       0.88         1.15 - 2.60       9.12 -  10.69
   2009...............   831     8.37 -  8.66      7,097       2.23         1.15 - 2.60      21.20 -  22.94
   2008...............   867     6.91 -  7.05      6,065       2.29         1.15 - 2.60     -33.56 - -32.61
   2007 (ai)..........   348    10.39 - 10.46      3,631       0.51         1.00 - 2.65       3.91 -   4.64

   AST Advanced Strategies
   2011...............   220     9.50 - 10.12      2,181       1.02         1.15 - 2.60      -2.42 -  -1.03
   2010...............   251     9.74 - 10.23      2,523       1.05         1.15 - 2.60      10.82 -  12.41
   2009...............   257     8.79 -  9.10      2,313       2.97         1.15 - 2.60      23.00 -  24.76
   2008...............   189     7.51 -  7.29      1,365       3.21         1.15 - 2.60     -31.59 -  30.60
   2007 (ai)..........   118    10.44 - 10.51      1,239       0.18         1.00 - 2.65       4.42 -   5.15

   AST American Century Income & Growth
   2011...............     1     8.17 -  8.17          5       0.92         1.50 - 1.50       2.04 -   2.04
   2010...............   < 1     8.00 -  8.00          3       1.09         1.50 - 1.50      12.16 -  12.16
   2009...............     1     7.14 -  7.14          8       2.64         1.50 - 1.50      16.03 -  16.03
   2008...............     2     6.15 -  6.15         11       1.80         1.50 - 1.50     -35.71 - -35.71
   2007 (ai)..........   < 1     9.52 -  9.59         --       0.00         1.00 - 2.65      -4.80 -  -4.13

   AST Balanced Asset Allocation
   2011...............   850     9.14 -  9.75      8,187       0.64         1.15 - 2.65      -3.76 -  -2.34
   2010............... 1,013     9.49 -  9.99     10,009       0.78         1.15 - 2.65       9.41 -  11.04
   2009...............   971     8.68 -  8.99      8,667       1.45         1.15 - 2.65      20.11 -  21.89
   2008...............   616     7.22 -  7.38      4,519       1.11         1.15 - 2.65     -30.54 - -29.51
   2007 (ai)..........    64    10.40 - 10.47        669       0.43         1.00 - 2.65       4.01 -   4.74

   AST BlackRock Value (a)
   2011...............     2     7.63 -  7.80         15       0.72         1.15 - 1.65      -2.11 -  -1.62
   2010...............     2     7.79 -  7.92         17       1.47         1.15 - 1.65      10.61 -  11.16
   2009...............     2     7.04 -  7.13         17       0.89         1.15 - 1.65      16.34 -  16.91
   2008 (ak)..........     2     6.05 -  6.10         13       6.23         1.15 - 1.65     -38.32 - -38.01
   2007 (ai)..........   < 1     9.77 -  9.84          1       0.00         1.00 - 2.65      -2.26 -  -1.58

--------
(a)Previously known as AST DeAm Large-Cap Value
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(ak)For the period beginning January 01, 2008 and ended July 18, 2008

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Bond Portfolio 2018
   2011..............   61    $13.59 - 13.83     $  842       0.47%        1.50 - 2.00%     11.35 -  11.90%
   2010..............   83     12.20 - 12.36      1,029       0.99         1.50 - 2.00       9.00 -   9.54
   2009..............   98     11.19 - 11.28      1,105       0.29         1.50 - 2.00      -7.89 -  -7.44
   2008..............   86     12.15 - 12.19      1,051       0.00         1.50 - 2.00      21.16 -  21.56

   AST Bond Portfolio 2019
   2011..............   23     13.71 - 13.96        323       0.86         1.50 - 2.00      13.70 -  14.26
   2010..............   37     12.06 - 12.22        454       0.72         1.50 - 2.00       9.17 -   9.71
   2009..............   33     11.05 - 11.14        366       0.52         1.50 - 2.00      -9.51 -  -9.07
   2008..............    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2020
   2011..............    7     11.19 - 11.36         81       1.61         1.50 - 2.00      16.35 -  16.92
   2010..............   62      9.62 -  9.72        601       0.00         1.50 - 2.00       9.65 -  10.19
   2009..............  < 1      8.82 -  8.82          2       0.00         1.50 - 1.50     -11.82 - -11.82
   2008..............    6     12.22 - 12.25         75       0.00         1.50 - 1.90      21.81 -  22.13

   AST Bond Portfolio 2021
   2011..............   34     12.96 - 13.09        437       0.15         1.50 - 2.00      17.94 -  18.52
   2010 (af).........   27     10.95 - 11.04        301       0.00         1.50 - 2.35       9.52 -  10.44

   AST Bond Portfolio 2022
   2011 (b)..........   53     11.96 - 12.06        633       0.00         1.50 - 2.35      19.60 -  20.60

   AST Capital Growth Asset Allocation
   2011..............  607      8.43 -  9.00      5,335       0.52         1.15 - 2.65      -4.95 -  -3.54
   2010..............  708      8.87 -  9.33      6,496       1.03         1.15 - 2.65      10.45 -  12.08
   2009 (aj).........  689      8.03 -  8.32      5,664       1.91         1.15 - 2.65      22.09 -  23.90
   2008..............  662      6.58 -  6.72      4,408       1.73         1.15 - 2.65     -36.62 - -35.68
   2007 (ai).........  256     10.38 - 10.45      2,666       0.33         1.00 - 2.65       3.76 -   4.49

   AST CLS Growth Asset Allocation
   2011..............   28      9.06 -  9.19        255       0.26         1.15 - 1.55      -3.88 -  -3.50
   2010..............   33      9.43 -  9.53        317       0.39         1.15 - 1.55      12.60 -  13.04
   2009..............   22      8.37 -  8.43        181       0.70         1.15 - 1.55      24.91 -  25.41
   2008..............    9      6.71 -  6.72         59       0.52         1.15 - 1.50     -33.60 - -33.45

--------
(b)For the period beginning January 03, 2011 and ended December 31, 2011
(af)For the period beginning January 04, 2010 and ended December 31, 2010
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(aj)For the period beginning January 02, 2009 and ended December 31, 2009

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST CLS Moderate Asset Allocation
   2011..............   170   $ 9.15 -  9.66    $ 1,613       0.39%        1.15 - 2.65%     -4.35 -  -2.93%
   2010..............   185     9.57 -  9.95      1,823       0.54         1.15 - 2.65       9.03 -  10.64
   2009..............   185     8.77 -  8.99      1,650       0.39         1.15 - 2.65      20.20 -  21.98
   2008..............   102     7.30 -  7.37        746       0.00         1.15 - 2.65     -27.59 - -26.87

   AST Cohen & Steers Realty
   2011..............     4    10.16 - 10.54         42       0.66         1.15 - 2.00       4.50 -   5.38
   2010..............     4     9.72 - 10.00         41       1.78         1.15 - 2.00      26.17 -  27.23
   2009..............     4     7.77 -  7.86         33       2.62         1.15 - 1.65      29.78 -  30.43
   2008..............     4     5.99 -  6.03         25       8.26         1.15 - 1.65     -36.11 - -35.79
   2007 (ai).........     1     9.33 -  9.39          8       0.00         1.00 - 2.65      -6.71 -  -6.05

   AST Federated Aggressive Growth
   2011..............     2     8.17 -  8.35         17       0.43         1.15 - 1.65     -14.52 - -14.10
   2010..............     1     9.56 -  9.73         13       0.05         1.15 - 1.65      30.39 -  31.04
   2009..............     1     7.33 -  7.42         11       0.24         1.15 - 1.65      30.50 -  31.15
   2008..............     2     5.62 -  5.66         12       0.00         1.15 - 1.65     -45.00 - -44.73
   2007 (ai).........   < 1    10.17 - 10.24          1       0.00         1.00 - 2.65       1.73 -   2.45

   AST FI Pyramis(R) Asset Allocation (c)
   2011..............    18     9.26 -  9.75        175       0.21         1.15 - 2.60      -4.94 -  -3.58
   2010..............    23     9.74 - 10.11        234       0.35         1.15 - 2.60      10.45 -  12.03
   2009..............    24     8.82 -  9.03        218       0.48         1.15 - 2.60      18.15 -  19.85
   2008..............    17     7.46 -  7.53        128       0.00         1.15 - 2.60     -26.15 - -25.44

   AST First Trust Balanced Target
   2011..............   266     8.57 -  9.12      2,381       1.69         1.15 - 2.60      -4.00 -  -2.62
   2010..............   345     8.92 -  9.37      3,181       1.45         1.15 - 2.60      11.46 -  13.06
   2009..............   327     8.01 -  8.29      2,680       3.70         1.15 - 2.60      20.71 -  22.44
   2008..............   275     6.63 -  6.77      1,845       3.49         1.15 - 2.60     -36.15 - -35.23
   2007 (ai).........   238    10.39 - 10.46      2,479       0.46         1.00 - 2.65       3.86 -   4.58

   AST First Trust Capital Appreciation Target
   2011.............. 1,133     7.92 -  8.43      9,291       1.21         1.15 - 2.60      -8.59 -  -7.28
   2010.............. 1,669     8.66 -  9.10     14,890       1.99         1.15 - 2.60      16.00 -  17.66
   2009.............. 1,369     7.47 -  7.73     10,439       2.21         1.15 - 2.60      22.78 -  24.54
   2008.............. 1,075     6.08 -  6.21      6,607       2.32         1.15 - 2.60     -42.22 - -41.38
   2007 (ai).........   441    10.52 - 10.60      4,653       0.19         1.00 - 2.65       5.22 -   5.95

--------
(c)Previously known as AST Niemann Capital Growth Asset Allocation
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

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                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Global Real Estate
   2011..............  < 1    $ 8.98 -  9.13      $  2        2.05%        1.15 - 1.65%     -6.58 -  -6.12%
   2010..............  < 1      9.61 -  9.73         3        1.12         1.15 - 1.65      18.25 -  18.83
   2009..............  < 1      8.18 -  8.18         2        3.99         1.15 - 1.15      33.56 -  33.56
   2008 (al).........  < 1      6.13 -  6.13       < 1        0.00         1.15 - 1.15     -39.78 - -39.78

   AST Goldman Sachs Concentrated Growth
   2011..............    6      9.28 -  9.42        53        0.15         1.15 - 1.50      -5.38 -  -5.05
   2010..............    5      9.81 -  9.92        51        0.08         1.15 - 1.50       8.66 -   9.03
   2009..............    5      9.02 -  9.10        45        0.00         1.15 - 1.50      47.19 -  47.70
   2008..............    5      6.13 -  6.16        30        0.53         1.15 - 1.50     -41.15 - -40.95
   2007 (ai).........  < 1     10.37 - 10.44        10        0.00         1.00 - 2.65       3.68 -   4.41

   AST Goldman Sachs Large-Cap Value (d)
   2011..............    2      7.26 -  7.37        16        0.99         1.15 - 1.50      -6.92 -  -6.59
   2010..............    2      7.80 -  7.89        17        1.52         1.15 - 1.50      11.22 -  11.60
   2009..............    2      7.01 -  7.07        15        1.93         1.15 - 1.50      17.43 -  17.83
   2008..............    5      5.93 -  6.00        30        2.11         1.15 - 2.00     -41.85 - -41.73
   2007..............    5     10.17 - 10.24        48        1.48         1.00 - 2.65       1.66 -   2.37

   AST Goldman Sachs Mid-Cap Growth
   2011..............    4     10.40 - 10.79        48        0.00         1.15 - 2.00      -4.88 -  -4.08
   2010..............    4     10.93 - 11.25        50        0.00         1.15 - 2.00      17.47 -  18.46
   2009..............    6      9.31 -  9.50        57        0.00         1.15 - 2.00      54.01 -  55.31
   2008..............    6      6.09 -  6.12        38        0.00         1.15 - 1.50     -41.67 - -41.47
   2007 (ai).........  < 1     10.38 - 10.46         2        0.00         1.00 - 2.65       3.84 -   4.57

   AST Goldman Sachs Small-Cap Value
   2011..............  < 1     11.85 - 12.05         5        1.22         1.15 - 1.65      -0.34 -   0.15
   2010..............  < 1     11.89 - 12.03         5        2.09         1.15 - 1.65      24.71 -  25.32
   2009..............  < 1      9.60 -  9.60         3        1.27         1.15 - 1.15      25.40 -  25.40
   2008..............  < 1      7.66 -  7.66         2        0.00         1.15 - 1.15     -23.68 - -23.68

   AST High Yield
   2011..............    3     11.70 - 11.91        33        3.49         1.15 - 1.55       1.60 -   2.00
   2010..............    8     11.52 - 11.68        87        1.84         1.15 - 1.55      11.77 -  12.21
   2009..............    3     10.31 - 10.41        35        6.83         1.15 - 1.55      33.48 -  34.01
   2008..............    5      7.72 -  7.77        39        9.59         1.15 - 1.55     -26.68 - -26.39
   2007 (ai).........  < 1     10.48 - 10.56         2        0.00         1.00 - 2.65       4.83 -   5.56

--------
(d)Previously known as AST AllianceBernstein Growth & Income
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(al)For the period beginning July 21, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Horizon Growth Asset Allocation
   2011..............    13   $ 9.59 -  9.92    $   129       0.33%        1.15 - 2.10%     -2.61 -  -1.70%
   2010..............    14     9.85 - 10.10        138       0.38         1.15 - 2.10      11.47 -  12.52
   2009..............    16     8.83 -  8.97        139       0.35         1.15 - 2.10      24.06 -  25.22
   2008..............    15     7.12 -  7.16        106       0.05         1.15 - 2.10     -29.59 - -29.15

   AST Horizon Moderate Asset Allocation
   2011..............    47     9.81 - 10.12        469       0.49         1.15 - 2.00      -2.46 -  -1.64
   2010..............    55    10.06 - 10.28        557       0.42         1.15 - 2.00       9.41 -  10.33
   2009..............    53     9.19 -  9.32        492       0.25         1.15 - 2.00      20.96 -  21.98
   2008..............    37     7.60 -  7.64        279       0.02         1.15 - 2.00     -24.68 - -24.25

   AST International Growth
   2011..............     7     6.96 -  7.12         47       0.63         1.15 - 1.65     -14.34 - -13.91
   2010..............     7     8.13 -  8.27         55       0.30         1.15 - 1.65      12.64 -  13.19
   2009..............    10     7.21 -  7.30         75       1.84         1.15 - 1.65      33.09 -  33.75
   2008..............    12     5.39 -  5.46         63       1.83         1.15 - 2.00     -51.21 - -50.80
   2007 (ai).........     2    11.03 - 11.10         24       0.62         1.00 - 2.65      10.26 -  11.03

   AST International Value
   2011..............     9     6.86 -  7.12         64       1.39         1.15 - 2.00     -14.27 - -13.54
   2010..............     9     8.00 -  8.23         77       0.77         1.15 - 2.00       8.90 -   9.82
   2009..............    11     7.35 -  7.50         84       2.22         1.15 - 2.00      27.94 -  29.01
   2008..............    12     5.74 -  5.81         71       5.61         1.15 - 2.00     -45.10 - -44.64
   2007 (ai).........     5    10.43 - 10.50         57       1.16         1.00 - 2.65       4.31 -   5.04

   AST Investment Grade Bond
   2011..............   681    14.05 - 14.51      9,758       3.03         1.15 - 2.05      10.19 -  11.17
   2010..............   157    12.75 - 13.05      2,030       5.54         1.15 - 2.05       8.58 -   9.55
   2009..............   439    11.74 - 11.91      5,204       1.71         1.15 - 2.05       9.07 -  10.04
   2008 (am)......... 1,085    10.76 - 10.83     11,724       0.00         1.15 - 2.05       7.32 -   7.96

   AST JPMorgan International Equity
   2011..............     6     7.40 -  7.68         45       1.27         1.15 - 2.00     -10.93 - -10.18
   2010..............     6     8.31 -  8.55         50       1.26         1.15 - 2.00       5.07 -   5.95
   2009..............     7     7.91 -  8.07         55       2.70         1.15 - 2.00      33.21 -  34.33
   2008..............     8     5.94 -  6.01         46       4.94         1.15 - 2.00     -42.53 - -42.05
   2007 (ai).........     5    10.30 - 10.37         51       2.13         1.00 - 2.65       3.02 -   3.74

--------
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(am)For the period beginning January 28, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST JPMorgan Strategic Opportunities (e)
   2011..............  313    $ 9.42 - 10.04     $3,079        0.95%       1.15 - 2.60%     -2.31 -  -0.91%
   2010..............  378      9.64 - 10.13      3,766        0.42        1.15 - 2.60       4.60 -   6.10
   2009..............  361      9.22 -  9.55      3,404        0.87        1.15 - 2.60      18.92 -  20.63
   2008..............  269      7.75 -  7.91      2,115        0.40        1.15 - 2.60     -19.70 - -18.55
   2007 (ai).........  144      9.65 -  9.72      1,395        1.34        1.00 - 2.65      -3.46 -  -2.78

   AST Large-Cap Value
   2011..............  < 1      6.94 -  6.94          1        1.29        1.15 - 1.15      -5.27 -  -5.27
   2010..............  < 1      7.32 -  7.32          1        1.97        1.15 - 1.15      11.87 -  11.87
   2009..............    1      6.49 -  6.54          8        2.67        1.15 - 1.50      17.67 -  18.07
   2008..............    1      5.52 -  5.54          6        6.49        1.15 - 1.50     -42.36 - -42.16
   2007 (ai).........    2      9.52 -  9.59         19        1.34        1.00 - 2.65      -4.78 -  -4.11

   AST Lord Abbett Core Fixed Income (f)
   2011..............    4     12.66 - 12.85         49        1.78        1.15 - 1.50       8.54 -   8.92
   2010..............    4     11.66 - 11.80         51        6.21        1.15 - 1.50      11.74 -  12.12
   2009..............    6     10.44 - 10.52         59        5.65        1.15 - 1.50      32.61 -  33.07
   2008..............    4      7.91 -  7.91         29       18.67        1.15 - 1.15     -24.13 - -24.13
   2007 (ai).........  < 1     10.36 - 10.43          3        0.00        1.00 - 2.65       3.57 -   4.29

   AST Marsico Capital Growth
   2011..............    8      8.66 -  8.99         74        0.28        1.15 - 2.00      -2.86 -  -2.04
   2010..............    8      8.92 -  9.18         77        0.63        1.15 - 2.00      17.40 -  18.39
   2009..............   10      7.60 -  7.75         77        0.69        1.15 - 2.00      27.21 -  28.28
   2008..............    7      6.00 -  6.04         44        0.82        1.15 - 1.65     -44.58 - -44.30
   2007 (ai).........    1     10.78 - 10.86         15        0.23        1.00 - 2.65       7.83 -   8.58

   AST MFS Global Equity
   2011..............    4      9.27 -  9.41         39        0.46        1.15 - 1.50      -4.56 -  -4.23
   2010..............    4      9.71 -  9.83         41        0.44        1.15 - 1.50      10.39 -  10.77
   2009..............    5      8.80 -  8.87         43        3.06        1.15 - 1.50      29.56 -  30.01
   2008..............   12      6.79 -  6.82         85        2.29        1.15 - 1.50     -34.97 - -34.74
   2007 (ai).........    1     10.39 - 10.46          8       21.72        1.00 - 2.65       3.91 -   4.63

--------
(e)Previously known as AST UBS Dynamic Alpha
(f)Previously known as AST Lord Abbett Bond-Debenture
(ai)For the period beginning July 30, 2007 and ended December 31, 2008
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST MFS Growth
   2011..............    2    $ 9.15 -  9.15     $   14       0.34%        1.15 - 1.15%     -1.72 -  -1.72%
   2010..............    2      9.31 -  9.31         16       0.12         1.15 - 1.15      11.50 -  11.50
   2009..............    2      8.35 -  8.35         16       0.21         1.15 - 1.15      22.89 -  22.89
   2008..............    1      6.79 -  6.79          7       0.93         1.15 - 1.15     -37.03 - -37.03

   AST Mid-Cap Value
   2011..............    4      9.23 -  9.57         38       0.61         1.15 - 2.00      -5.34 -  -4.55
   2010..............    4      9.75 - 10.03         39       0.67         1.15 - 2.00      21.18 -  22.20
   2009..............    4      8.04 -  8.21         32       1.20         1.15 - 2.00      36.16 -  37.31
   2008..............    2      5.95 -  5.98         10       4.48         1.15 - 1.50     -39.04 - -38.83
   2007 (ai).........  < 1      9.71 -  9.78          4       0.00         1.00 - 2.65      -2.89 -  -2.21

   AST Money Market
   2011..............   43      9.57 -  9.97        418       0.02         1.15 - 2.10      -2.03 -  -1.12
   2010..............   77      9.77 - 10.08        773       0.02         1.15 - 2.10      -2.03 -  -1.11
   2009..............  123      9.99 - 10.20      1,250       0.27         1.15 - 2.00      -1.72 -  -0.90
   2008..............   99     10.17 - 10.29      1,015       1.16         1.15 - 2.00       0.50 -   1.34
   2007 (ai).........    7     10.09 - 10.16         66       0.30         1.00 - 2.65       0.89 -   1.60

   AST Neuberger Berman / LSV Mid-Cap Value
   2011..............    4      9.18 -  9.38         34       0.87         1.15 - 1.65      -4.07 -  -3.59
   2010..............    4      9.57 -  9.73         38       1.14         1.15 - 1.65      21.43 -  22.03
   2009..............    4      7.88 -  7.98         34       2.10         1.15 - 1.65      38.36 -  39.04
   2008..............    5      5.70 -  5.74         27       4.06         1.15 - 1.65     -43.20 - -42.92
   2007 (ai).........  < 1      9.99 - 10.05          2       0.00         1.00 - 2.65      -0.15 -   0.55

   AST Neuberger Berman Mid-Cap Growth
   2011..............    3      9.49 -  9.70         32       0.00         1.15 - 1.65       0.04 -   0.53
   2010..............    3      9.49 -  9.65         33       0.00         1.15 - 1.65      26.59 -  27.21
   2009..............    4      7.50 -  7.59         32       0.00         1.15 - 1.65      27.68 -  28.31
   2008..............    4      5.87 -  5.91         24       0.00         1.15 - 1.65     -44.11 - -43.83
   2007 (ai).........  < 1     10.46 - 10.53          1       0.00         1.00 - 2.65       4.60 -   5.33

   AST Neuberger Berman Small-Cap Growth
   2011 (g)..........   --        N/A -  N/A         --       0.00         1.00 - 2.95      11.71 -  12.41
   2010..............    1      9.11 -  9.22          8       0.00         1.15 - 1.50      18.49 -  18.90
   2009..............    1      7.69 -  7.75          7       0.00         1.15 - 1.50      20.75 -  21.17
   2008..............    1      6.37 -  6.40          5       0.00         1.15 - 1.50     -43.39 - -43.19
   2007 (ai).........  < 1     11.19 - 11.27          1       0.00         1.00 - 2.65      11.93 -  12.72

--------
(g)For the period beginning January 03, 2011 and ended May 31, 2011
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Parametric Emerging Markets Equity
   2011..............    2    $ 8.62 -  8.76     $   21        0.88%       1.15 - 1.65%    -21.57 - -21.18%
   2010..............    3     10.93 - 11.12         37        0.47        1.15 - 1.85      20.05 -  20.88
   2009..............    3      9.15 -  9.20         28        1.00        1.15 - 1.50      64.05 -  64.62
   2008 (an).........    1      5.59 -  5.59          5        0.00        1.15 - 1.15     -44.69 - -44.69

   AST PIMCO Limited Maturity Bond
   2011..............    9     11.47 - 11.73        108        0.91        1.15 - 1.65       0.59 -   1.09
   2010..............   10     11.41 - 11.60        114        2.35        1.15 - 1.65       2.21 -   2.72
   2009..............   14     11.16 - 11.29        160        4.81        1.15 - 1.65       8.44 -   8.97
   2008..............   18     10.29 - 10.36        185        4.32        1.15 - 1.65      -0.53 -  -0.03

   AST PIMCO Total Return Bond
   2011..............   33     12.38 - 12.85        411        1.75        1.15 - 2.00       1.16 -   2.00
   2010..............   33     12.24 - 12.60        408        1.58        1.15 - 2.00       5.60 -   6.49
   2009..............   35     11.59 - 11.83        412        2.67        1.15 - 2.00      14.24 -  15.20
   2008..............   19     10.15 - 10.27        190        4.65        1.15 - 2.00      -4.18 -  -3.37
   2007 (ai).........    6     10.56 - 10.64         67        6.10        1.00 - 2.65       5.62 -   6.36

   AST Preservation Asset Allocation
   2011..............  768     10.18 - 10.84      8,176        0.90        1.15 - 2.60      -1.56 -  -0.15
   2010..............  779     10.34 - 10.86      8,337        1.37        1.15 - 2.60       7.77 -   9.31
   2009..............  895      9.60 -  9.94      8,805        1.46        1.15 - 2.60      16.99 -  18.67
   2008..............  556      8.20 -  8.37      4,624        0.97        1.15 - 2.60     -21.53 - -20.40
   2007 (ai).........   46     10.45 - 10.52        481        0.37        1.00 - 2.65       4.52 -   5.25

   AST QMA US Equity Alpha
   2011..............    3      8.08 -  8.29         29        0.68        1.15 - 1.75       1.68 -   2.28
   2010..............    4      7.95 -  8.11         29        0.61        1.15 - 1.75      13.07 -  13.74
   2009..............    4      7.03 -  7.13         29        2.91        1.15 - 1.75      19.72 -  20.43
   2008..............   12      5.89 -  5.92         71        5.87        1.15 - 1.50     -39.62 - -39.41
   2007 (ai).........    1      9.71 -  9.78         12       10.78        1.00 - 2.65      -2.91 -  -2.23

   AST Schroders Multi-Asset World Strategies
   2011..............   66      9.00 -  9.58        623        1.97        1.15 - 2.60      -5.83 -  -4.48
   2010..............   82      9.56 - 10.03        813        0.66        1.15 - 2.60       8.98 -  10.54
   2009..............   89      8.77 -  9.08        797        1.87        1.15 - 2.60      24.18 -  25.96
   2008..............   43      7.06 -  7.21        305        2.17        1.15 - 2.60     -31.96 - -30.99
   2007 (ai).........   13     10.38 - 10.45        135        3.18        1.00 - 2.65       3.76 -   4.49

--------
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(an)For the period beginning July 21, 2008 and ended December 31, 2008

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST Small-Cap Growth
   2011..............  < 1    $10.94 - 11.11     $    3        0.00%       1.15 - 1.50%     -2.44 -  -2.11%
   2010..............  < 1     11.22 - 11.35          3        0.21        1.15 - 1.50      34.40 -  34.86
   2009..............  < 1      8.35 -  8.42          2        0.05        1.15 - 1.50      31.93 -  32.38
   2008..............  < 1      6.33 -  6.33          1        0.00        1.50 - 1.50     -35.96 - -35.96

   AST Small-Cap Value
   2011..............    3      9.22 -  9.57         30        0.56        1.15 - 2.00      -7.82 -  -7.04
   2010..............    3     10.01 - 10.30         34        0.42        1.15 - 2.00      23.52 -  24.56
   2009..............    3      8.10 -  8.27         28        1.29        1.15 - 2.00      24.51 -  25.56
   2008..............    4      6.51 -  6.58         26        1.90        1.15 - 2.00     -31.10 - -30.52
   2007 (ai).........    2      9.42 -  9.48         22        1.62        1.00 - 2.65      -5.84 -  -5.18

   AST T. Rowe Price Asset Allocation
   2011..............  524      9.59 - 10.22      5,235        1.10        1.15 - 2.60      -0.60 -   0.82
   2010..............  595      9.65 - 10.13      5,927        0.97        1.15 - 2.60       8.71 -  10.27
   2009..............  572      8.88 -  9.19      5,192        2.23        1.15 - 2.60      20.99 -  22.73
   2008..............  451      7.34 -  7.49      3,353        3.39        1.15 - 2.60     -27.82 - -26.79
   2007 (ai).........  276     10.16 - 10.23      2,811        1.66        1.00 - 2.65       1.62 -   2.33

   AST T. Rowe Price Equity Income (h)
   2011..............    6      7.01 -  7.28         44        1.06        1.15 - 2.00      -3.57 -  -2.76
   2010..............    6      7.27 -  7.48         46        1.31        1.15 - 2.00      11.02 -  11.96
   2009..............    8      6.55 -  6.69         52        2.57        1.15 - 2.00      21.37 -  22.39
   2008..............    4      5.44 -  5.46         22       13.61        1.15 - 1.50     -42.74 - -42.55
   2007 (ai).........    1      9.45 -  9.51         10        0.00        1.00 - 2.65      -5.53 -  -4.86

   AST T. Rowe Price Global Bond
   2011..............    8     11.97 - 12.24         95        2.63        1.15 - 1.65       2.43 -   2.94
   2010..............    8     11.69 - 11.89         95        2.79        1.15 - 1.65       4.03 -   4.54
   2009..............   10     11.23 - 11.37        113        6.65        1.15 - 1.65      10.29 -  10.84
   2008..............    6     10.19 - 10.26         60        7.72        1.15 - 1.65      -4.02 -  -3.54
   2007 (ai).........    1     10.57 - 10.64          6        0.00        1.00 - 2.65       5.68 -   6.42

   AST T. Rowe Price Large-Cap Growth
   2011..............    3      9.86 - 10.01         32        0.00        1.15 - 1.50      -3.15 -  -2.81
   2010..............    3     10.18 - 10.30         33        0.00        1.15 - 1.50      14.10 -  14.49
   2009..............    4      8.92 -  9.00         39        0.00        1.15 - 1.50      51.10 -  51.62
   2008..............    4      5.91 -  5.93         22        0.43        1.15 - 1.50     -41.45 - -41.24
   2007 (ai).........    2     10.04 - 10.11         19        0.14        1.00 - 2.65       0.37 -   1.07

--------
(h)Previously known as AST AllianceBernstein Core Value
(ai)For the period beginning July 30, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series
  Trust Sub-Accounts
  (continued):
   AST T. Rowe Price Natural Resources
   2011..............   14    $ 8.35 -  8.53     $  114       0.54%        1.15 - 1.65%    -16.30 - -15.89%
   2010..............   12      9.97 - 10.14        124       0.41         1.15 - 1.65      18.50 -  19.08
   2009..............   15      8.42 -  8.52        131       1.45         1.15 - 1.65      46.92 -  47.65
   2008..............   14      5.73 -  5.77         82       0.93         1.15 - 1.65     -50.80 - -50.56
   2007 (ai).........    4     11.59 - 11.67         44       0.80         1.00 - 2.65      15.93 -  16.74

   AST Wellington Management Hedged Equity (i)
   2011..............   13      7.95 -  8.01        106       0.31         1.50 - 1.65      -5.02 -  -4.88
   2010..............   14      8.37 -  8.42        114       0.45         1.50 - 1.65      12.77 -  12.94
   2009..............   14      7.43 -  7.45        107       1.38         1.50 - 1.65      26.34 -  26.53
   2008..............   15      5.88 -  5.89         87       1.54         1.50 - 1.65     -43.26 - -43.18
   2007 (ai).........    5     10.32 - 10.39         54       0.27         1.00 - 2.65       3.17 -   3.89

   Franklin Templeton VIP Founding Funds Allocation
   2011..............  266      8.71 -  9.08      2,388       0.02         1.15 - 2.30      -3.88 -  -2.79
   2010..............  353      9.06 -  9.34      3,274       2.07         1.15 - 2.30       7.76 -   8.99
   2009..............  363      8.41 -  8.57      3,099       2.96         1.15 - 2.30      27.14 -  28.58
   2008 (ao).........  251      6.62 -  6.67      1,672       4.30         1.15 - 2.30     -34.36 - -33.86

Investments in the
  Profunds VP
  Sub-Accounts
   ProFund VP Financials
   2011..............  < 1      5.55 -  5.55          3       0.00         1.50 - 1.50     -15.11 - -15.11
   2010..............  < 1      6.54 -  6.54          1       0.00         1.50 - 1.50     -34.64 -   9.29
   2009 (ap).........   --      6.03 - 12.81         --       0.00         1.00 - 2.90      13.87 -  28.14

   ProFund VP Health Care
   2011..............  < 1     10.80 - 10.80          3       0.40         1.50 - 1.50       8.49 -   8.49
   2010..............  < 1      9.96 -  9.96          0       0.00         1.50 - 1.50       1.32 -   1.32
   2009 (ap).........    0      9.83 -  9.83          0       0.00         1.50 - 1.50      17.79 -  17.79

   ProFund VP Mid-Cap Value
   2011..............  < 1      9.37 -  9.37          4       0.17         1.50 - 1.50      -5.34 -  -5.34
   2010..............  < 1      9.90 -  9.90          4       0.30         1.50 - 1.50      18.67 -  18.67
   2009 (ap).........  < 1      8.34 -  8.34          4       1.97         1.50 - 1.50      28.94 -  28.94

--------
(i)Previously known as AST Aggressive Asset Allocation
(ai)For the period beginning July 30, 2007 and ended December 31, 2007
(ao)For the period beginning May 01, 2008 and ended December 31, 2008
(ap)For the period beginning February 27, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
  Sub-Accounts
  (continued):
   ProFund VP Telecommunications
   2011..............    < 1  $ 8.80 -  8.80    $      3      4.20%        1.50 - 1.50%      0.36 -   0.36%
   2010..............    < 1    8.77 -  8.77           1      5.13         1.50 - 1.50      13.97 -  13.97
   2009 (ap).........      0    7.69 -  7.69           0      9.52         1.50 - 1.50       5.73 -   5.73

   ProFund VP Utilities
   2011..............      5    9.52 -  9.52          50      2.47         1.50 - 1.50      15.77 -  15.77
   2010..............      5    8.23 -  8.23          44      3.05         1.50 - 1.50       4.38 -   4.38
   2009 (aq).........      4    7.88 -  7.88          29      6.68         1.50 - 1.50       9.10 -   9.10

Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts:
   AllianceBernstein VPS Growth
   2011..............  2,394    7.35 - 12.61      22,252      0.00         0.70 - 2.59      -1.64 -   0.27
   2010..............  2,946    7.33 - 12.82      27,158      0.05         0.70 - 2.59      11.82 -  13.99
   2009..............  3,442    6.43 - 11.47      28,380      0.00         0.70 - 2.59      29.43 -  31.94
   2008..............  3,866    4.87 -  8.86      24,187      0.00         0.70 - 2.59     -44.09 - -43.00
   2007..............  5,068    8.55 - 15.84      55,665      0.00         0.70 - 2.59       9.73 -  11.87

   AllianceBernstein VPS Growth & Income
   2011..............  5,403   12.06 - 13.63      60,388      1.14         0.70 - 2.59       3.33 -   5.33
   2010..............  6,809   11.67 - 12.94      73,511      0.00         0.70 - 2.59       9.88 -  12.01
   2009..............  7,866   10.62 - 11.55      76,440      3.38         0.70 - 2.59      17.23 -  19.51
   2008..............  9,098    9.06 -  9.67      74,598      1.74         0.70 - 2.59     -42.23 - -41.11
   2007.............. 11,800   15.68 - 16.42     165,771      1.25         0.70 - 2.59       2.13 -   4.12

   AllianceBernstein VPS International Value
   2011..............  1,896    7.58 -  8.28      15,325      3.83         1.29 - 2.59     -21.52 - -20.48
   2010..............  2,052    9.66 - 10.42      20,934      2.49         1.29 - 2.59       1.60 -   2.95
   2009..............  2,299    9.51 - 10.12      22,857      1.01         1.29 - 2.59      30.88 -  32.63
   2008..............  2,726    7.27 -  7.63      20,509      0.91         1.29 - 2.59     -54.50 - -53.89
   2007..............  2,617   15.97 - 16.54      42,873      1.07         1.29 - 2.59       2.83 -   4.21

--------
(ap)For the period beginning February 27, 2009 and ended December 31, 2009
(aq)For the period beginning March 06, 2009 and ended December 31, 2009

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein
  Variable Product
  Series Fund
  Sub-Accounts
  (continued):
   AllianceBernstein VPS Large Cap Growth
   2011................ 2,470   $ 6.96 - 11.33    $17,081       0.09%        0.70 - 2.59%     -6.24 -  -4.42%
   2010................ 2,884     7.28 - 12.09     20,929       0.26         0.70 - 2.59       6.99 -   9.07
   2009................ 3,398     6.68 - 11.30     22,723       0.00         0.70 - 2.59      33.56 -  36.15
   2008................ 3,924     4.91 -  8.46     19,367       0.00         0.70 - 2.59     -41.38 - -40.24
   2007................ 4,753     8.21 - 14.43     39,213       0.00         0.70 - 2.59      10.66 -  12.82

   AllianceBernstein VPS Small/Mid Cap Value
   2011................ 1,022    17.11 - 19.19     18,974       0.27         1.29 - 2.59     -10.98 -  -9.80
   2010................ 1,263    19.22 - 21.28     26,112       0.27         1.29 - 2.59      23.31 -  24.96
   2009................ 1,511    15.59 - 17.03     25,089       0.79         1.29 - 2.59      38.96 -  40.82
   2008................ 1,815    11.22 - 12.09     21,471       0.47         1.29 - 2.59     -37.42 - -36.58
   2007................ 2,375    17.92 - 19.07     44,404       0.76         1.29 - 2.59      -1.12 -   0.21

   AllianceBernstein VPS Value
   2011................   167     8.09 -  8.83      1,442       1.17         1.29 - 2.59      -6.26 -  -5.02
   2010................   231     8.63 -  9.30      2,098       1.78         1.29 - 2.59       8.54 -   9.98
   2009................   272     7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48
   2008................   274     6.74 -  7.08      1,914       2.24         1.29 - 2.59     -42.55 - -41.78
   2007................   311    11.73 - 12.16      3,747       1.20         1.29 - 2.59      -6.66 -  -5.41

Investments in the
  American Century
  Variable Portfolios,
  Inc. Sub-Accounts:
   American Century VP Balanced
   2011................     1    16.06 - 16.06         10       1.95         1.45 - 1.45       3.82 -   3.82
   2010................     1    15.47 - 15.47         11       1.30         1.45 - 1.45      10.03 -  10.03
   2009................     1    14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82
   2008................     1    12.35 - 12.35         18       2.65         1.45 - 1.45     -21.48 - -21.48
   2007................     2    15.73 - 15.73         24       2.84         1.45 - 1.45       3.42 -   3.42

   American Century VP International
   2011................   < 1    13.16 - 13.16          4       1.44         1.45 - 1.45     -13.31 - -13.31
   2010 (ag)...........   < 1    15.18 - 15.18          5       4.08         1.45 - 1.45      11.66 -  11.66

--------
(ag)For the period beginning January 27, 2010 and ended December 31, 2010

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Socially
  Responsible Growth
  Fund, Inc.
  Sub-Account:
   Dreyfus Socially Responsible Growth Fund
   2011...............    1    $ 9.61 - 10.18     $   14       1.02%        1.15 - 1.59%     -0.69 -  -0.25%
   2010...............    2      8.39 - 10.21         18       0.65         1.15 - 1.60      12.98 -  13.50
   2009...............    3      5.71 -  8.99         25       0.91         1.15 - 1.65      31.57 -  32.23
   2008...............    3      4.34 -  6.80         20       1.11         1.15 - 1.65     -35.50 - -35.18
   2007...............   17      6.73 - 10.49        159       0.63         1.15 - 1.65       6.01 -   6.55

Investments in the
  Dreyfus Stock Index
  Fund Sub-Account:
   Dreyfus Stock Index Fund
   2011...............   39      9.76 - 11.74        442       1.88         1.15 - 1.85       0.00 -   0.72
   2010...............   42      9.76 - 11.65        472       1.80         1.15 - 1.85      12.72 -  13.53
   2009...............   53      8.66 - 10.26        527       1.91         1.15 - 1.85      24.00 -  24.89
   2008...............   73      6.98 -  8.22        565       1.97         1.15 - 1.85     -38.31 - -37.86
   2007...............  104     11.31 - 13.23      1,291       1.71         1.15 - 1.85       3.30 -   4.05

Investments in the
  Dreyfus Variable
  Investment Fund
  Sub-Accounts:
   VIF Growth & Income
   2011...............    8     10.04 - 11.35         88       1.26         1.15 - 2.00      -4.73 -  -3.90
   2010...............   11     10.53 - 11.81        126       1.13         1.15 - 2.00      16.24 -  17.25
   2009...............   13      9.06 - 10.07        122       1.23         1.15 - 2.00      26.21 -  27.31
   2008...............   16      6.22 -  7.91        120       0.65         1.15 - 1.85     -41.52 - -41.09
   2007...............   17     10.63 - 13.43        223       0.74         1.15 - 1.85       6.43 -   7.20

   VIF Money Market
   2011...............   53      9.97 - 11.90        577       0.01         1.15 - 1.85      -1.84 -  -1.13
   2010...............   65     10.16 - 12.04        703       0.01         1.15 - 1.85      -1.84 -  -1.13
   2009...............   97     10.35 - 12.18      1,064       0.17         1.15 - 1.85      -1.72 -  -1.02
   2008...............  156     10.53 - 12.30      1,737       2.07         1.15 - 1.85       0.65 -   1.37
   2007...............   71     10.46 - 12.13        773       4.85         1.15 - 1.85       2.92 -   3.66

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Investment
  Series I Sub-Accounts:
   DWS Bond VIP A
   2011..................   20    $14.38 - 14.57     $  296       8.30%        0.70 - 0.80%      4.84 -   4.95%
   2010..................   38     13.72 - 13.88        526       4.42         0.70 - 0.80       5.94 -   6.04
   2009..................   40     12.95 - 13.09        524       8.01         0.70 - 0.80       9.19 -   9.30
   2008..................   39     11.86 - 11.98        469       5.89         0.70 - 0.80     -17.44 - -17.35
   2007..................   56     14.36 - 14.49        916       4.16         0.70 - 0.80       3.34 -   3.44

   DWS Capital Growth VIP A
   2011..................   82     11.61 - 11.76        967       0.77         0.70 - 0.80      -5.23 -  -5.14
   2010..................   95     12.25 - 12.40      1,169       0.90         0.70 - 0.80      15.77 -  15.89
   2009..................  119     10.58 - 10.70      1,268       1.26         0.70 - 0.80      25.85 -  25.98
   2008..................  122      8.41 -  8.49      1,032       1.14         0.70 - 0.80     -33.52 - -33.45
   2007..................  133     12.65 - 12.76      1,694       0.58         0.70 - 0.80      11.69 -  11.80

   DWS Global Small Cap Growth VIP A (j)
   2011..................   46     22.79 - 23.09      1,054       1.62         0.70 - 0.80     -10.62 - -10.53
   2010..................   42     25.49 - 25.81      1,091       0.43         0.70 - 0.80      25.63 -  25.75
   2009..................   54     20.29 - 20.52      1,100       1.61         0.70 - 0.80      47.02 -  47.17
   2008..................   54     13.80 - 13.94        755       0.29         0.70 - 0.80     -50.37 - -50.32
   2007..................   62     27.81 - 28.07      1,728       1.19         0.70 - 0.80       8.45 -   8.56

   DWS Growth and Income VIP A
   2011..................   39     10.33 - 10.47        405       1.17         0.70 - 0.80      -0.94 -  -0.84
   2010..................   40     10.43 - 10.56        419       1.66         0.70 - 0.80      13.48 -  13.60
   2009..................   51      9.19 -  9.30        472       2.02         0.70 - 0.80      33.07 -  33.21
   2008..................   56      6.91 -  6.98        387       2.10         0.70 - 0.80     -38.81 - -38.74
   2007..................   56     11.29 - 11.39        635       1.56         0.70 - 0.80       0.54 -   0.64

   DWS International VIP A
   2011..................   31      9.33 -  9.45        289       1.84         0.70 - 0.80     -17.34 - -17.25
   2010..................   34     11.28 - 11.42        385       2.31         0.70 - 0.80       0.81 -   0.91
   2009..................   46     11.19 - 11.32        524       4.25         0.70 - 0.80      32.45 -  32.58
   2008..................   49      8.45 -  8.54        415       1.59         0.70 - 0.80     -48.63 - -48.58
   2007..................   53     16.45 - 16.60        877       2.32         0.70 - 0.80      13.67 -  13.78

--------
(j)Previously known as DWS Global Opportunities VIP A

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the DWS
  Variable Investment
  Series II Sub-Accounts:
   DWS Balanced VIP A II
   2011...................   102   $11.52 - 11.60    $ 1,185       1.62%        0.70 - 0.80%     -2.21 -  -2.11%
   2010...................   122    11.78 - 11.85      1,442       3.00         0.70 - 0.80      10.34 -  10.45
   2009...................   149    10.67 - 10.73      1,601       3.59         0.70 - 0.80      22.44 -  22.57
   2008...................   155     8.72 -  8.75      1,352       4.15         0.70 - 0.80     -27.91 - -27.84
   2007...................   169    12.09 - 12.13      2,051       3.22         0.70 - 0.80       4.00 -   4.10

   DWS Money Market VIP A II
   2011...................    25    10.46 - 10.51        259       0.01         0.70 - 0.80      -0.79 -  -0.69
   2010...................    34    10.54 - 10.59        355       0.01         0.70 - 0.80      -0.79 -  -0.69
   2009...................    56    10.62 - 10.66        596       0.45         0.70 - 0.80      -0.47 -  -0.37
   2008...................    87    10.67 - 10.70        935       2.62         0.70 - 0.80       1.83 -   1.93
   2007...................    98    10.48 - 10.50      1,033       4.98         0.70 - 0.80       4.16 -   4.27

   DWS Small Mid Cap Growth VIP A II (k)
   2011...................    30    10.91 - 10.99        324       0.52         0.70 - 0.80      -4.67 -  -4.58
   2010...................    32    11.45 - 11.51        368       0.00         0.70 - 0.80      28.41 -  28.53
   2009...................    39     8.91 -  8.96        347       0.00         0.70 - 0.80      39.48 -  39.62
   2008...................    39     6.39 -  6.42        251       0.00         0.70 - 0.80     -49.91 - -49.86
   2007...................    36    12.76 - 12.79        465       0.00         0.70 - 0.80       5.35 -   5.45

Investments in the
  Federated Insurance
  Series Sub-Account:
   Federated Prime Money Fund II
   2011...................   727     9.97 - 11.50      8,816       0.00         1.15 - 1.85      -1.84 -  -1.14
   2010...................   917    10.16 - 11.64     11,242       0.00         1.15 - 1.85      -1.85 -  -1.14
   2009................... 1,287    10.35 - 11.77     15,995       0.41         1.15 - 1.85      -1.41 -  -0.70
   2008...................   628    10.50 - 11.85      7,592       2.60         1.15 - 1.85       0.66 -   1.38
   2007...................   894    10.43 - 11.69     10,661       5.74         1.15 - 1.85       2.84 -   3.58

Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts:
   VIP Contrafund
   2011...................   322    14.25 - 18.83      4,845       0.92         1.15 - 1.65      -4.12 -  -3.64
   2010...................   417    14.86 - 19.54      6,552       1.11         1.15 - 1.65      15.30 -  15.88
   2009...................   526    12.89 - 16.86      7,153       1.28         1.15 - 1.65      33.49 -  34.16
   2008...................   630     9.65 - 12.57      6,435       0.90         1.15 - 1.65     -43.46 - -43.17
   2007...................   793    17.07 - 22.12     14,275       0.87         1.15 - 1.65      15.66 -  16.24

--------
(k)Previously known as DWS Small Cap Growth VIP A II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund Sub-Accounts
  (continued):
   VIP Equity-Income
   2011..............   73    $11.18 - 13.39     $  920       2.38%        1.15 - 1.65%     -0.68 -  -0.18%
   2010..............   86     11.26 - 13.42      1,087       1.64         1.15 - 1.65      13.27 -  13.83
   2009..............  109      9.94 - 11.79      1,225       2.22         1.15 - 1.65      28.08 -  28.72
   2008..............  109      7.76 -  9.16        960       1.94         1.15 - 1.65     -43.60 - -43.31
   2007..............  179     13.76 - 16.15      2,782       1.54         1.15 - 1.65      -0.14 -   0.36

   VIP Growth
   2011..............  321      8.66 - 11.30      2,909       0.35         1.15 - 1.65      -1.43 -  -0.94
   2010..............  384      8.79 - 11.40      3,521       0.25         1.15 - 1.65      22.14 -  22.75
   2009..............  460      7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82
   2008..............  540      5.70 -  7.32      3,264       0.78         1.15 - 1.65     -48.03 - -47.77
   2007..............  643     10.97 - 14.02      7,458       0.84         1.15 - 1.65      24.88 -  25.51

   VIP High Income
   2011..............   77     13.24 - 14.41      1,015       6.20         1.15 - 1.65       2.33 -   2.84
   2010..............   98     12.94 - 14.01      1,259       7.33         1.15 - 1.65      11.96 -  12.52
   2009..............  115     11.56 - 12.45      1,314       7.37         1.15 - 1.65      41.60 -  42.31
   2008..............  156      8.16 -  8.75      1,263       7.45         1.15 - 1.65     -26.21 - -25.84
   2007..............  233     11.06 - 11.80      2,567       7.51         1.15 - 1.65       1.10 -   1.60

   VIP Index 500
   2011..............  421      9.36 -  9.65      4,029       1.77         1.15 - 1.65       0.37 -   0.87
   2010..............  536      9.28 -  9.61      5,108       1.80         1.15 - 1.65      13.14 -  13.71
   2009..............  622      8.16 -  8.49      5,253       2.40         1.15 - 1.65      24.53 -  25.16
   2008..............  690      6.52 -  6.82      4,707       1.93         1.15 - 1.65     -38.03 - -37.72
   2007..............  904     10.47 - 11.01      9,912       3.62         1.15 - 1.65       3.70 -   4.23

   VIP Investment Grade Bond
   2011..............   83     17.38 - 18.27      1,515       2.74         1.25 - 1.65       5.58 -   6.00
   2010..............  121     16.46 - 17.23      2,071       3.33         1.25 - 1.65       6.04 -   6.47
   2009..............  147     15.53 - 16.19      2,376       8.84         1.25 - 1.65      13.83 -  14.29
   2008..............  184     13.64 - 14.16      2,600       4.51         1.25 - 1.65      -4.83 -  -4.45
   2007..............  234     14.33 - 14.82      3,460       4.47         1.25 - 1.65       2.63 -   3.04

   VIP Overseas
   2011..............   99      8.15 -  8.30        935       1.29         1.15 - 1.65     -18.52 - -18.11
   2010..............  128     10.14 - 11.91      1,479       1.30         1.15 - 1.65      11.82 -  32.53
   2009..............  143      8.98 -  9.07      1,486       1.93         1.15 - 1.65      24.46 -  25.08
   2008..............  172      7.22 -  7.25      1,437       2.21         1.15 - 1.65     -44.73 - -44.45
   2007..............  241     13.05 - 15.56      3,642       3.37         1.15 - 1.65      15.38 -  15.96

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)
   2011..................     5   $10.65 - 10.94    $     49      1.02%        1.35 - 1.60%     -7.95 -  -7.72%
   2010..................     8    11.57 - 11.86          95      0.77         1.35 - 1.60      14.17 -  14.46
   2009..................     9    10.14 - 10.36          88      1.57         1.35 - 1.60      30.29 -  30.62
   2008..................     5     7.93 -  7.93          40      1.75         1.35 - 1.35     -36.81 - -36.81
   2007..................     5    12.55 - 12.55          66      3.65         1.35 - 1.35      16.99 -  16.99

   VIP Contrafund (Service Class 2)
   2011.................. 5,398     9.98 - 11.64      58,993      0.72         1.29 - 2.59      -5.30 -  -4.04
   2010.................. 6,781    10.40 - 12.29      77,662      0.94         1.29 - 2.59      13.90 -  15.42
   2009.................. 7,788     9.01 - 10.79      77,547      1.12         1.29 - 2.59      31.96 -  33.72
   2008.................. 8,276     8.18 -  8.59      62,220      0.84         1.29 - 2.59     -44.18 - -43.43
   2007.................. 8,137    11.91 - 14.65     110,027      0.83         1.29 - 2.59      14.25 -  15.78

   VIP Equity-Income (Service Class 2)
   2011..................    65    10.80 - 11.46         691      2.08         1.35 - 2.00      -1.35 -  -0.70
   2010..................    84    10.87 - 11.62         908      1.42         1.35 - 2.00      12.62 -  13.37
   2009..................   106     9.59 - 10.32       1,018      1.75         1.35 - 2.00      27.29 -  28.13
   2008..................   151     7.49 -  8.10       1,130      1.67         1.35 - 2.00     -43.96 - -43.59
   2007..................   271    13.27 - 14.46       3,575      1.60         1.35 - 2.00      -0.76 -  -0.10

   VIP Freedom 2010 Portfolio (Service Class 2)
   2011..................   804    10.30 - 11.07       8,729      1.84         1.29 - 2.54      -2.95 -  -1.71
   2010..................   834    10.61 - 11.26       9,258      1.83         1.29 - 2.54       9.69 -  11.09
   2009..................   969     9.67 - 10.14       9,706      3.65         1.29 - 2.54      20.81 -  22.36
   2008.................. 1,046     8.03 -  8.29       8,586      3.77         1.29 - 2.44     -27.00 - -26.13
   2007..................   566    11.04 - 11.22       6,320      2.89         1.29 - 2.24       5.98 -   7.02

   VIP Freedom 2020 Portfolio (Service Class 2)
   2011..................   595     9.97 - 10.57       6,166      1.86         1.29 - 2.29      -3.50 -  -2.51
   2010..................   671    10.33 - 10.84       7,168      1.83         1.29 - 2.29      11.71 -  12.85
   2009..................   775     9.25 -  9.60       7,366      3.23         1.29 - 2.29      25.60 -  26.89
   2008..................   724     7.39 -  7.57       5,433      2.80         1.29 - 2.19     -34.27 - -33.67
   2007..................   581    11.28 - 11.41       6,602      2.88         1.29 - 1.99       7.77 -   8.84

   VIP Freedom 2030 Portfolio (Service Class 2)
   2011..................   220     9.66 - 10.00       2,169      1.47         1.29 - 1.89      -4.66 -  -4.08
   2010..................   346    10.14 - 10.43       3,560      1.84         1.29 - 1.89      13.70 -  14.40
   2009..................   318     8.85 -  9.12       2,867      2.12         1.29 - 2.09      28.44 -  29.49
   2008..................   284     6.93 -  7.04       1,987      2.69         1.29 - 1.89     -39.34 - -38.97
   2007..................   194    11.42 - 11.54       2,226      2.46         1.29 - 1.89       8.97 -   9.64

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Freedom Income Portfolio (Service Class 2)
   2011..................   281   $10.82 - 11.46    $ 3,164       1.61%        1.29 - 2.29%     -0.93 -   0.08%
   2010..................   285    10.92 - 11.45      3,213       1.52         1.29 - 2.29       4.80 -   5.87
   2009..................   345    10.42 - 10.82      3,692       3.70         1.29 - 2.29      12.01 -  13.16
   2008..................   275     9.40 -  9.56      2,616       4.16         1.29 - 1.89     -12.39 - -11.86
   2007..................   179    10.73 - 10.84      1,936       5.64         1.29 - 1.89       3.90 -   4.54

   VIP Growth (Service Class 2)
   2011..................    14     8.13 -  8.58        120       0.10         1.35 - 1.85      -1.88 -  -1.38
   2010..................    27     8.29 -  8.70        235       0.03         1.35 - 1.85      21.57 -  22.19
   2009..................    35     6.82 -  7.12        250       0.15         1.35 - 1.85      25.60 -  26.24
   2008..................    63     5.43 -  5.64        359       0.61         1.35 - 1.85     -48.29 - -48.02
   2007..................    66    10.49 - 10.86        722       0.40         1.35 - 1.85      24.30 -  24.94

   VIP Growth & Income (Service Class 2)
   2011.................. 1,028    10.18 - 11.12     11,194       1.76         1.29 - 2.59      -1.26 -   0.05
   2010..................   903    10.31 - 11.11      9,825       0.45         1.29 - 2.59      11.58 -  13.07
   2009.................. 1,061     9.24 -  9.83     10,243       0.84         1.29 - 2.59      23.73 -  25.38
   2008.................. 1,138     7.47 -  7.84      8,791       0.99         1.29 - 2.59     -43.41 - -42.65
   2007.................. 1,126    13.19 - 13.67     15,234       1.45         1.29 - 2.59       8.95 -  10.41

   VIP Growth Stock (Service Class 2)
   2011..................   125    10.14 - 10.74      1,315       0.00         1.29 - 2.29      -1.85 -  -0.84
   2010..................   233    10.33 - 10.83      2,481       0.00         1.29 - 2.29      17.03 -  18.22
   2009..................   176     8.83 -  9.16      1,594       0.05         1.29 - 2.29      41.12 -  42.56
   2008..................   187     6.25 -  6.43      1,192       0.00         1.29 - 2.29     -46.04 - -45.49
   2007..................   147    11.67 - 11.79      1,724       0.00         1.29 - 1.89      19.99 -  20.73

   VIP High Income (Service Class 2)
   2011..................   466    12.95 - 14.00      6,476       6.41         1.29 - 2.44       1.19 -   2.38
   2010..................   561    12.79 - 13.67      7,633       7.13         1.29 - 2.44      10.90 -  12.21
   2009..................   669    11.54 - 12.19      8,136       7.88         1.29 - 2.44      39.97 -  41.61
   2008..................   785     8.24 -  8.61      6,771       8.10         1.29 - 2.44     -26.97 - -26.11
   2007..................   964    11.29 - 11.65     11,264       8.39         1.29 - 2.44       0.03 -   1.21

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable
  Insurance Products
  Fund (Service Class 2)
  Sub-Accounts
  (continued):
   VIP Index 500 (Service Class 2)
   2011..................   684   $ 9.27 -  9.91    $ 6,687       1.70%        1.29 - 2.44%     -0.69 -   0.47%
   2010..................   757     9.34 -  9.86      7,385       1.58         1.29 - 2.44      11.93 -  13.25
   2009..................   873     8.34 -  8.71      7,544       2.27         1.29 - 2.44      23.22 -  24.67
   2008..................   871     6.77 -  6.98      6,059       2.16         1.29 - 2.44     -38.70 - -37.97
   2007..................   805    11.04 - 11.26      9,066       3.44         1.29 - 2.44       2.60 -   3.82

   VIP Investment Grade Bond (Service Class 2)
   2011..................   < 1    14.59 - 14.59          1       3.10         1.50 - 1.50       5.43 -   5.43
   2010..................   < 1    13.84 - 13.84          1       3.47         1.50 - 1.50       5.93 -   5.93
   2009..................   < 1    13.06 - 13.06          1       9.98         1.50 - 1.50      13.74 -  13.74
   2008..................   < 1    11.48 - 11.48          7       5.56         1.50 - 1.50      -4.91 -  -4.91
   2007..................     1    12.08 - 12.08         18       4.44         1.50 - 1.50       2.51 -   2.51

   VIP Mid Cap (Service Class 2)
   2011.................. 1,353    10.35 - 12.89     15,901       0.02         1.29 - 2.59     -13.16 - -12.00
   2010.................. 1,728    11.76 - 14.84     23,239       0.12         1.29 - 2.59      25.25 -  26.91
   2009.................. 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95
   2008.................. 2,113     8.70 -  9.14     16,457       0.25         1.29 - 2.59     -41.17 - -40.39
   2007.................. 2,415    11.27 - 14.80     32,122       0.51         1.29 - 2.59      12.34 -  13.84

   VIP Money Market (Service Class 2)
   2011.................. 1,590     9.65 -  9.76     16,085       0.01         1.25 - 2.59      -2.57 -  -1.23
   2010.................. 1,777     9.88 -  9.90     18,304       0.01         1.25 - 2.59      -2.52 -  -1.17
   2009.................. 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59      -2.13 -  -0.04
   2008.................. 2,544    10.38 - 10.76     27,082       2.16         1.29 - 2.59       0.11 -   1.44
   2007..................   915    10.41 - 10.60      9,648       3.91         1.29 - 2.39       2.44 -   3.60

   VIP Overseas (Service Class 2)
   2011..................     3     9.26 -  9.78         32       1.02         1.35 - 1.85     -18.87 - -18.45
   2010..................     4    11.42 - 11.99         55       0.77         1.35 - 1.85      10.74 -  11.31
   2009..................     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52
   2008..................    17     8.32 -  8.65        149       3.22         1.35 - 1.85     -45.00 - -44.72
   2007..................    11    15.13 - 15.65        182       3.04         1.35 - 1.85      14.88 -  15.46

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities
   2011..............    277  $10.83 - 11.83    $  3,204      0.00%        1.29 - 2.59%     -7.26 -  -6.03%
   2010..............    344   11.68 - 12.59       4,240      0.00         1.29 - 2.59      13.19 -  14.70
   2009..............    397   10.32 - 10.98       4,282      0.00         1.29 - 2.59      29.53 -  31.25
   2008..............    437    7.97 -  8.36       3,600      0.12         1.29 - 2.59     -36.99 - -36.15
   2007..............    428   12.64 - 13.10       5,546      0.13         1.29 - 2.59      11.35 -  12.84

   Franklin Growth and Income Securities
   2011..............  2,360   13.46 - 15.33      35,184      3.65         1.29 - 2.69      -0.34 -   1.09
   2010..............  3,006   13.51 - 15.17      44,508      3.52         1.29 - 2.69      13.54 -  15.17
   2009..............  3,531   11.89 - 13.17      45,548      4.62         1.29 - 2.69      23.15 -  24.92
   2008..............  4,023    9.66 - 10.54      41,666      3.28         1.29 - 2.69     -36.89 - -35.98
   2007..............  4,938   15.30 - 16.47      80,067      2.34         1.29 - 2.69      -6.31 -  -4.96

   Franklin High Income Securities
   2011..............    747   13.29 - 14.73      10,675      6.20         1.28 - 2.59       1.86 -   3.23
   2010..............    893   13.04 - 14.26      12,422      6.47         1.28 - 2.59      10.33 -  11.82
   2009..............    908   11.82 - 12.76      11,343      6.81         1.28 - 2.59      39.00 -  40.88
   2008..............    850    8.57 -  9.06       7,572      9.95         1.28 - 2.44     -25.25 - -24.35
   2007..............  1,006   11.46 - 11.97      11,886      6.29         1.28 - 2.44       0.20 -   1.40

   Franklin Income Securities
   2011.............. 11,831   12.74 - 14.13     163,349      5.78         1.28 - 2.59      -0.26 -   1.08
   2010.............. 14,345   12.78 - 13.97     196,462      6.57         1.28 - 2.59       9.76 -  11.24
   2009.............. 16,850   11.64 - 12.56     207,946      7.91         1.28 - 2.59      32.09 -  33.87
   2008.............. 19,065    8.81 -  9.38     176,274      5.71         1.28 - 2.59     -31.48 - -30.55
   2007.............. 23,607   12.86 - 13.51     315,068      3.56         1.28 - 2.59       1.06 -   2.43

   Franklin Large Cap Growth Securities
   2011..............  3,694    9.75 - 10.69      38,730      0.66         1.29 - 2.54      -4.00 -  -2.77
   2010..............  4,420   10.19 - 10.99      47,797      0.79         1.29 - 2.49       8.81 -  10.15
   2009..............  5,184    9.36 -  9.98      51,013      1.35         1.29 - 2.49      26.50 -  28.06
   2008..............  5,906    7.40 -  7.79      45,512      1.33         1.29 - 2.49     -36.16 - -35.37
   2007..............  6,664   11.57 - 12.06      79,677      0.79         1.29 - 2.54       3.52 -   4.85

   Franklin Small Cap Value Securities
   2011..............  1,731   12.82 - 19.02      34,175      0.69         1.28 - 2.69      -6.34 -  -4.98
   2010..............  2,038   13.49 - 20.31      42,888      0.72         1.28 - 2.69      24.78 -  26.59
   2009..............  2,387   10.66 - 16.28      40,027      1.60         1.28 - 2.69      25.68 -  27.51
   2008..............  2,695    8.36 - 12.95      35,580      1.18         1.28 - 2.69     -34.82 - -33.87
   2007..............  3,302   12.64 - 19.87      66,006      0.68         1.28 - 2.69      -5.02 -  -3.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Franklin Small Mid-Cap Growth Securities
   2011..............     89  $18.09 - 21.72    $  1,618      0.00%        1.15 - 2.34%     -7.05 -  -5.92%
   2010..............    125   19.47 - 23.08       2,427      0.00         1.15 - 2.34      24.50 -  26.17
   2009..............    151   15.62 - 18.29       2,308      0.00         1.15 - 2.34      40.22 -  41.93
   2008..............    158   11.14 - 12.89       1,742      0.00         1.15 - 2.34     -43.84 - -43.15
   2007..............    183   19.84 - 22.67       3,480      0.00         1.15 - 2.34       8.62 -   9.96

   Franklin U.S. Government
   2011..............  2,352   11.78 - 13.15      30,171      3.05         1.29 - 2.69       2.85 -   4.32
   2010..............  2,990   11.46 - 12.60      36,872      3.27         1.29 - 2.69       2.45 -   3.93
   2009..............  3,519   11.18 - 12.13      41,848      3.63         1.29 - 2.69       0.32 -   1.76
   2008..............  3,759   11.15 - 11.92      44,053      5.07         1.29 - 2.69       4.70 -   6.20
   2007..............  2,255   10.65 - 11.22      25,035      4.63         1.29 - 2.69       3.72 -   5.22

   Mutual Global Discovery Securities
   2011..............  1,644   10.32 - 11.09      19,043      2.18         1.29 - 2.54      -5.42 -  -4.21
   2010..............  2,064   10.91 - 11.58      25,013      1.26         1.29 - 2.54       9.12 -  10.51
   2009..............  2,263    9.98 - 10.48      24,825      1.11         1.29 - 2.59      20.12 -  21.73
   2008..............  2,484    8.31 -  8.61      22,418      2.32         1.29 - 2.59     -30.31 - -29.38
   2007..............  2,548   11.93 - 12.19      32,766      1.53         1.29 - 2.54       8.99 -  10.40

   Mutual Shares Securities
   2011..............  6,198   13.44 - 19.54      84,958      2.24         1.15 - 2.69      -3.70 -  -2.17
   2010..............  7,794   13.95 - 19.98     109,831      1.53         1.15 - 2.69       8.21 -   9.92
   2009..............  9,119   12.90 - 18.17     117,555      1.83         1.15 - 2.69      22.66 -  24.61
   2008.............. 10,508   10.51 - 14.59     109,605      2.92         1.15 - 2.69     -38.80 - -37.83
   2007.............. 13,307   17.18 - 23.46     223,678      1.50         1.15 - 2.69       0.68 -   2.29

   Templeton Developing Markets Securities
   2011..............    673   28.98 - 32.40      21,178      0.95         1.29 - 2.49     -17.95 - -16.94
   2010..............    793   35.32 - 39.01      30,100      1.55         1.29 - 2.49      14.66 -  16.07
   2009..............    910   30.81 - 33.61      29,859      4.09         1.29 - 2.49      68.30 -  70.37
   2008..............  1,006   18.19 - 19.73      19,433      2.78         1.29 - 2.59     -53.93 - -53.32
   2007..............  1,213   27.76 - 39.48      50,314      2.27         1.15 - 2.59      25.43 -  27.31

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                       ----------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton
  Variable Insurance
  Products Trust
  Sub-Accounts
  (continued):
   Templeton Foreign Securities
   2011...............  6,285  $12.56 - 15.69    $ 94,495       1.75%       1.15 - 2.69%    -13.04 - -11.65%
   2010...............  7,286   14.21 - 18.04     124,837       1.81        1.15 - 2.69       5.49 -   7.17
   2009...............  8,365   13.26 - 17.10     134,982       3.25        1.15 - 2.69      33.36 -  35.48
   2008...............  9,583    9.79 - 12.82     115,017       2.41        1.15 - 2.69     -41.98 - -41.06
   2007............... 11,824   16.61 - 22.10     240,018       2.01        1.15 - 2.69      12.34 -  14.13

   Templeton Global Bond Securities
   2011...............     92   21.29 - 30.30       2,250       5.54        1.15 - 2.24      -3.09 -  -2.00
   2010...............    113   21.69 - 30.92       2,772       1.44        1.15 - 2.69      11.68 -  13.14
   2009...............    131   19.42 - 27.33       2,855      13.65        1.15 - 2.39      15.85 -  17.33
   2008...............    152   16.76 - 23.30       2,867       3.98        1.15 - 2.39       3.67 -   4.99
   2007...............    199   16.17 - 22.19       3,587       2.92        1.15 - 2.39       8.34 -   9.73

   Templeton Growth Securities
   2011...............     69   10.29 - 15.15         994       1.34        1.15 - 1.85      -8.69 -  -8.04
   2010...............     85   11.27 - 16.47       1,320       1.28        1.15 - 1.85       5.41 -   6.17
   2009...............    106   10.69 - 15.51       1,542       2.84        1.15 - 1.85      28.68 -  29.60
   2008...............    122    8.31 - 11.97       1,369       1.70        1.15 - 1.85     -43.39 - -42.98
   2007...............    190   14.68 - 20.99       3,731       1.43        1.15 - 1.85       0.44 -   1.17

Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts:
   VIT Large Cap Value
   2011...............    442    8.90 -  9.72       4,186       1.20        1.29 - 2.59      -9.45 -  -8.25
   2010...............    504    9.83 - 10.60       5,230       0.73        1.29 - 2.59       8.32 -   9.76
   2009...............    617    9.07 -  9.65       5,856       1.74        1.29 - 2.59      15.25 -  16.79
   2008...............    623    7.87 -  8.27       5,075       1.81        1.29 - 2.59     -35.43 - -34.57
   2007...............    779   12.19 - 12.63       9,743       1.89        1.29 - 2.59      -2.35 - - 1.04

   VIT Mid Cap Value
   2011...............    352   11.35 - 12.40       4,298       0.74        1.29 - 2.59      -8.80 -  -7.58
   2010...............    405   12.45 - 13.42       5,352       0.63        1.29 - 2.59      21.77 -  23.39
   2009...............    485   10.22 - 10.88       5,208       1.72        1.29 - 2.59      29.70 -  31.43
   2008...............    539    7.88 -  8.27       4,412       0.98        1.29 - 2.59     -38.36 - -37.53
   2007...............    685   12.79 - 13.25       8,995       0.76        1.29 - 2.59      -0.02 -   1.32

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs
  Variable Insurance
  Trust Sub-Accounts
  (continued):
   VIT Strategic Growth
   2011..............     2   $ 7.29 - 11.19    $    16       0.46%        1.15 - 1.65%     -4.21 -  -3.73%
   2010..............     2     7.61 - 11.63         17       0.29         1.15 - 1.65       8.93 -   9.47
   2009..............     4     6.99 - 10.62         31       0.47         1.15 - 1.65      45.33 -  46.06
   2008..............     4     4.81 -  7.27         21       0.13         1.15 - 1.65     -42.71 - -42.42
   2007..............     4     8.40 - 12.63         40       0.14         1.15 - 1.65       8.32 -   8.87

   VIT Strategic International Equity
   2011..............   < 1     7.23 -  7.23          2       3.52         1.65 - 1.65     -16.44 - -16.44
   2010..............   < 1     8.65 -  8.65          3       1.44         1.65 - 1.65       8.56 -   8.56
   2009..............   < 1     7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21
   2008..............   < 1     8.82 -  8.82          2       2.45         1.15 - 1.15     -46.09 - -46.09
   2007..............   < 1    16.36 - 16.36          6       1.34         1.15 - 1.15       5.68 -   5.68

   VIT Structured Small Cap Equity
   2011..............   863     9.96 - 18.16      9,268       0.78         1.15 - 2.59      -1.93 -  -0.47
   2010.............. 1,062    10.15 - 18.24     11,508       0.52         1.15 - 2.59      26.75 -  28.63
   2009.............. 1,338     8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21
   2008.............. 1,537     6.44 - 11.24     10,299       0.61         1.15 - 2.59     -35.56 - -34.60
   2007.............. 1,877    10.00 - 17.18     19,319       0.38         1.15 - 2.59     -18.88 - -17.67

   VIT Structured U.S. Equity
   2011..............   645     9.52 - 10.40      6,544       1.65         1.29 - 2.59       1.36 -   2.71
   2010..............   799     9.39 - 10.12      7,921       1.40         1.29 - 2.59       9.92 -  11.39
   2009..............   945     8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58
   2008.............. 1,068     7.24 -  7.60      8,002       1.54         1.29 - 2.59     -38.18 - -37.36
   2007.............. 1,182    11.71 - 12.13     14,182       1.09         1.29 - 2.59      -4.89 -  -3.61

Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts:
   Invesco V.I. Balanced
   2011 (l)(m).......    --       N/A -  N/A         --       1.94         1.10 - 2.05       5.96 -   6.30
   2010.............. 1,812     8.46 - 11.03     18,275       1.87         1.10 - 1.85       6.07 -   6.88
   2009.............. 2,124     7.97 - 10.32     20,163       4.84         1.10 - 1.85      31.37 -  32.38
   2008.............. 2,509     6.07 -  7.80     18,062       4.11         1.10 - 1.85     -39.46 - -39.00
   2007.............. 3,322    11.41 - 12.78     39,458       2.82         1.10 - 1.75       0.41 -   1.08

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Basic Value
   2011..............    681  $ 9.85 - 10.48    $  6,910      0.85%        1.10 - 1.70%     -4.68 -  -4.11%
   2010..............    808   10.34 - 10.93       8,584      0.55         1.10 - 1.70       5.54 -   6.18
   2009..............    984    9.79 - 10.29       9,877      1.53         1.10 - 1.70      45.51 -  46.38
   2008..............  1,255    6.73 -  7.03       8,632      0.78         1.10 - 1.70     -52.58 - -52.30
   2007..............  1,710   14.20 - 14.74      24,740      0.55         1.10 - 1.70      -0.18 -   0.43

   Invesco V.I. Capital Appreciation
   2011..............  6,824    6.41 -  8.79      55,148      0.15         0.70 - 2.20      -9.91 -  -8.55
   2010..............  8,324    7.01 -  9.76      73,434      0.70         0.70 - 2.20      14.68 -  34.12
   2009..............  9,902    6.12 -  8.64      77,309      0.59         0.70 - 2.20      18.44 -  20.23
   2008.............. 11,547    5.09 -  7.24      75,718      0.00         0.70 - 2.30     -43.80 - -42.89
   2007.............. 14,460    8.91 - 12.89     167,151      0.00         0.70 - 2.30       9.45 -  11.23

   Invesco V. I. Capital Development
   2011..............    491   11.08 - 16.13       7,183      0.00         1.10 - 1.70      -8.72 -  -8.17
   2010..............    657   12.14 - 17.56      10,305      0.00         1.10 - 1.70      16.78 -  17.48
   2009..............    742   10.40 - 14.95       9,969      0.00         1.10 - 1.70      39.97 -  40.81
   2008..............    904    7.43 - 10.62       8,639      0.00         1.10 - 1.70     -47.92 - -47.61
   2007..............  1,156   14.26 - 20.26      21,287      0.00         1.10 - 1.70       8.97 -   9.63

   Invesco V. I. Core Equity
   2011..............  6,319   10.22 - 11.13      83,568      0.94         0.70 - 2.20      -2.23 -  -0.76
   2010..............  7,679   10.46 - 11.22     102,270      0.92         0.70 - 2.20       7.17 -   8.79
   2009..............  9,116    9.76 - 10.31     112,600      1.70         0.70 - 2.20      25.51 -  27.40
   2008.............. 10,686    7.77 -  8.09     104,365      2.01         0.70 - 2.20     -31.66 - -30.63
   2007.............. 13,757   11.37 - 11.66     194,919      1.03         0.70 - 2.20       5.75 -   7.36

   Invesco V.I. Diversified Income
   2011..............    775   11.85 - 12.39       9,818      5.44         1.10 - 1.85       5.05 -   5.85
   2010..............    831   11.28 - 11.70      10,007      5.69         1.10 - 1.85       8.01 -   8.84
   2009..............  1,012   10.44 - 10.75      11,196      9.96         1.10 - 1.85       9.02 -   9.86
   2008..............  1,095    9.58 -  9.79      11,030      8.15         1.10 - 1.85     -17.29 - -16.65
   2007..............  1,495   11.58 - 11.74      18,045      6.76         1.10 - 1.85      -0.17 -   0.61

   Invesco V.I. Dividend Growth
   2011..............  5,321    9.67 - 11.90     140,368      1.74         0.70 - 2.05      -1.83 -  -0.49
   2010..............  6,213    9.85 - 11.96     166,267      1.75         0.70 - 2.05       8.24 -   9.71
   2009..............  7,306    9.10 - 10.90     178,672      1.84         0.70 - 2.05      21.78 -  23.44
   2008..............  8,577    7.47 -  8.83     171,791      0.49         0.70 - 2.05     -37.65 - -36.80
   2007.............. 10,695   11.98 - 13.97     343,677      1.25         0.70 - 2.05       2.10 -   3.49

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Global Dividend Growth
   2011 (l)(n).......    --       N/A -  N/A    $     --      3.80%        0.70 - 2.05%      7.84 -   8.32%
   2010.............. 2,827   $11.19 - 13.22      52,449      1.80         0.70 - 2.05       9.79 -  11.29
   2009.............. 3,333    10.19 - 11.88      55,976      4.87         0.70 - 2.05      14.08 -  15.63
   2008.............. 3,937     8.94 - 10.27      57,768      2.88         0.70 - 2.05     -42.14 - -41.35
   2007.............. 5,011    15.44 - 17.51     126,523      1.96         0.70 - 2.05       4.84 -   6.27

   Invesco V.I. Government Securities (r)
   2011..............   829    15.30 - 16.95      13,545      3.33         1.10 - 1.70       6.10 -   6.73
   2010..............   923    14.42 - 15.88      14,330      4.73         1.10 - 1.70       3.63 -   4.25
   2009.............. 1,137    13.92 - 15.24      16,970      4.25         1.10 - 1.70      -1.70 -  -1.11
   2008.............. 1,525    14.16 - 15.41      23,070      3.60         1.10 - 1.70      10.42 -  11.08
   2007.............. 1,660    12.82 - 13.87      22,709      3.74         1.10 - 1.70       4.54 -   5.17

   Invesco V.I. High Yield
   2011..............   460    13.49 - 15.70       6,091      7.12         1.10 - 1.85      -0.90 -  -0.14
   2010..............   517    13.51 - 15.85       6,884      9.49         1.10 - 1.85      11.47 -  12.33
   2009..............   614    12.02 - 14.22       7,295      8.24         1.10 - 1.85      49.96 -  51.12
   2008..............   716     7.96 -  9.48       5,649      9.03         1.10 - 1.85     -27.07 - -26.51
   2007..............   950    10.83 - 13.00      10,238      6.51         1.10 - 1.85      -0.64 -   0.13

   Invesco V.I. High Yield Securities
   2011..............   860     7.77 -  9.63      12,595      8.05         0.70 - 1.98      -0.01 -   1.28
   2010.............. 1,029     7.67 -  9.63      14,876      8.11         0.70 - 1.98       8.06 -   9.45
   2009.............. 1,184     7.01 -  8.91      15,689      8.04         0.70 - 1.98      41.73 -  43.55
   2008.............. 1,352     4.88 -  6.29      12,526      2.51         0.70 - 1.98     -24.64 - -23.66
   2007.............. 1,685     6.40 -  8.30      20,551      6.67         0.70 - 2.05       2.05 -   3.44

   Invesco V.I. Income Builder
   2011 (l)(o).......    --      N/A -   N/A          --      2.09         0.70 - 2.05       6.38 -   6.84
   2010..............   881    13.86 - 16.11      15,256      2.44         0.70 - 2.05      10.09 -  11.59
   2009.............. 1,001    12.59 - 14.44      15,658      3.19         0.70 - 2.05      22.62 -  24.29
   2008.............. 1,177    10.27 - 11.62      15,008      0.80         0.70 - 2.05     -27.78 - -26.80
   2007.............. 1,483    14.22 - 15.87      26,173      2.78         0.70 - 2.05       1.10 -   2.48

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. International Growth
   2011.............. 1,441   $10.62 - 14.54    $22,402       1.66%        1.10 - 1.70%     -8.31 -  -7.76%
   2010.............. 1,664    11.58 - 15.76     28,061       2.11         1.10 - 1.70      10.96 -  11.63
   2009.............. 1,989    10.43 - 14.12     30,189       1.41         1.10 - 1.70      32.96 -  33.76
   2008.............. 2,390     7.85 - 10.55     26,973       0.49         1.10 - 1.70     -41.39 - -41.03
   2007.............. 3,092    17.75 - 17.90     58,800       0.40         1.10 - 1.85      12.59 -  13.46

   Invesco V.I .Large Cap Growth
   2011 (l)(p).......    --      N/A -   N/A         --       0.20         1.10 - 1.70       8.40 -   8.61
   2010..............   770    10.90 - 11.20      8,500       0.44         1.10 - 1.70      15.28 -  15.97
   2009..............   941     9.46 -  9.66      8,987       0.34         1.10 - 1.70      23.87 -  24.61
   2008.............. 1,080     7.63 -  7.75      8,305       0.01         1.10 - 1.70     -39.33 - -38.96
   2007.............. 1,448    12.58 - 12.70     18,302       0.03         1.10 - 1.70      13.68 -  14.37

   Invesco V.I. Mid Cap Core Equity
   2011..............   781    12.05 - 17.11     11,587       0.29         1.10 - 2.20      -8.41 -  -7.40
   2010..............   945    13.15 - 18.47     15,213       0.52         1.10 - 2.20      11.63 -  12.87
   2009.............. 1,019    11.78 - 16.37     14,730       1.26         1.10 - 2.20      27.38 -  28.79
   2008.............. 1,120     9.25 - 12.71     12,843       1.48         1.10 - 2.20     -30.08 - -29.30
   2007.............. 1,440    13.23 - 17.98     23,624       0.20         1.10 - 2.20       7.15 -   8.34

   Invesco V.I. Money Market
   2011.............. 1,111    10.33 - 11.93     12,939       0.05         1.10 - 1.70      -1.63 -  -1.04
   2010.............. 1,254    10.50 - 12.05     14,866       0.18         1.10 - 1.70      -1.51 -  -0.92
   2009.............. 1,450    10.66 - 12.16     17,303       0.12         1.10 - 1.70      -1.58 -  -0.99
   2008.............. 1,947    10.83 - 12.29     23,394       2.06         1.10 - 1.70       0.32 -   0.93
   2007.............. 1,818    10.80 - 12.17     21,740       4.55         1.10 - 1.70       2.77 -   3.39

   Invesco V.I. S&P 500 Index
   2011.............. 2,722     9.07 - 10.00     29,967       1.94         0.70 - 2.05      -0.21 -   1.14
   2010.............. 3,123     9.09 -  9.89     34,211       1.91         0.70 - 2.05      12.54 -  14.07
   2009.............. 3,670     8.07 -  8.67     35,552       2.69         0.70 - 2.05      23.77 -  25.45
   2008.............. 3,976     6.52 -  6.91     30,896       2.46         0.70 - 2.05     -38.35 - -37.51
   2007.............. 4,836    10.58 - 11.05     60,707       1.81         0.70 - 2.05       3.08 -   4.49

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco V.I. Technology
   2011..............   193   $12.02 - 12.59    $ 2,371       0.19%        1.10 - 1.70%     -6.65 -  -6.09%
   2010..............   214    12.88 - 13.41      2,815       0.00         1.10 - 1.70      19.26 -  19.98
   2009..............   296    10.80 - 11.17      3,239       0.00         1.10 - 1.70      54.75 -  55.68
   2008..............   281     6.98 -  7.18      1,985       0.00         1.10 - 1.70     -45.44 - -45.11
   2007..............   375    12.79 - 13.08      4,858       0.00         1.10 - 1.70       5.88 -   6.52

   Invesco V.I. Utilities
   2011..............   341    18.45 - 19.32      6,433       3.18         1.10 - 1.70      14.49 -  15.18
   2010..............   393    16.11 - 16.77      6,462       3.41         1.10 - 1.70       4.51 -   5.14
   2009..............   454    15.42 - 15.95      7,117       4.44         1.10 - 1.70      12.99 -  13.67
   2008..............   528    13.64 - 14.03      7,308       2.56         1.10 - 1.70     -33.50 - -33.10
   2007..............   668    20.52 - 20.98     13,859       1.78         1.10 - 1.70      18.60 -  19.32

   Invesco Van Kampen V.I. Capital Growth
   2011 (p).......... 2,954     6.44 - 10.30     26,873       0.00         0.70 - 2.30      -8.31 -  -6.83
   2010.............. 2,775     6.91 - 11.23     25,826       0.00         0.70 - 2.30      17.12 -  19.01
   2009.............. 3,339     5.81 -  9.59     26,376       0.11         0.70 - 2.30      62.30 -  64.91
   2008.............. 3,876     3.52 -  5.91     18,810       0.54         0.70 - 2.30     -50.15 - -49.34
   2007.............. 4,617     6.96 - 11.85     45,412       0.05         0.70 - 2.30      14.29 -  16.14

   Invesco Van Kampen V.I. Comstock
   2011 (t).......... 2,480    11.37 - 13.16     30,516       1.65         0.70 - 2.30      -4.07 -  -2.52
   2010.............. 3,006    11.86 - 13.50     38,273       0.13         0.70 - 2.30      13.34 -  15.17
   2009.............. 3,622    10.46 - 11.72     40,418       4.52         0.70 - 2.30      25.85 -  27.88
   2008.............. 4,331     8.31 -  9.16     38,125       2.68         0.70 - 2.30     -37.14 - -36.12
   2007.............. 5,664    13.22 - 14.35     78,670       1.97         0.70 - 2.30      -4.28 -  -2.73

   Invesco Van Kampen V.I. Equity and Income
   2011 (m)(o)(q).... 2,160    13.39 - 15.78     26,442       0.60         0.70 - 2.05      -9.19 -  -8.36

--------
(m)On April 29, 2011 Invesco V.I. Balanced merged into Invesco Van Kampen V.I. Equity and Income
(o)On April 29, 2011 Invesco V.I. Income Builder merged into Invesco Van Kampen V.I. Equity and Income
(p)On April 29, 2011 Invesco V.I. Large Cap Growth merged into Invesco Van Kampen V.I. Capital Growth
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Global Value Equity
   2011 (n).......... 2,401   $ 9.76 - 11.69    $ 39,167       0.00%       0.70 - 2.05%    -19.10 - -18.36%
   2010..............     2    10.04 - 10.54          21       1.85        1.35 - 1.85       8.90 -   9.45
   2009..............     2     9.22 -  9.63          19       5.28        1.35 - 1.85      13.85 -  14.43
   2008..............     3     8.10 -  8.42          27       2.54        1.35 - 1.85     -41.26 - -40.96
   2007..............     3    13.78 - 16.90          50       1.97        1.15 - 1.85       4.65 -   5.41

   Invesco Van Kampen V.I. Government
   2011 (l)(r).......    --      N/A -   N/A          --       4.34        1.25 - 1.65       0.54 -   0.67
   2010..............    63    12.25 - 12.68         796       0.22        1.25 - 1.65       3.51 -   3.93
   2009..............    74    11.83 - 12.20         902       6.07        1.25 - 1.65      -0.68 -  -0.28
   2008..............    96    11.91 - 12.24       1,172       4.61        1.25 - 1.65       0.14 -   0.55
   2007..............   116    11.90 - 12.17       1,405       4.92        1.25 - 1.65       5.57 -   5.99

   Invesco Van Kampen V.I. High Yield
   2011 (l)(s).......    --      N/A -   N/A          --      11.34        1.50 - 1.50       4.76 -   4.76
   2010..............   < 1    16.38 - 16.38           6      10.26        1.50 - 1.50      10.43 -  10.43
   2009..............   < 1    14.83 - 14.83           6       8.05        1.50 - 1.50      39.95 -  39.95
   2008..............     1    10.60 - 10.60           5      10.58        1.50 - 1.50     -24.01 - -24.01
   2007..............     1    13.94 - 13.94           9       8.84        1.50 - 1.50       2.44 -   2.44

   Invesco Van Kampen V.I. Mid Cap Value
   2011.............. 3,356    13.67 - 17.85      47,938       0.66        0.70 - 2.69      -1.79 -   0.22
   2010.............. 4,243    13.92 - 17.81      61,101       0.91        0.70 - 2.69      18.96 -  21.39
   2009.............. 5,038    11.70 - 14.67      60,411       1.21        0.70 - 2.69      35.46 -  38.24
   2008.............. 5,830     8.64 - 10.61      51,012       0.84        0.70 - 2.69     -42.87 - -41.70
   2007.............. 7,726    15.12 - 18.20     116,996       0.68        0.70 - 2.69       4.93 -   7.09

   Invesco Van Kampen V.I. Value
   2011 (l)(t).......    --       N/A -  N/A          --       1.55        1.15 - 2.05       9.03 -   9.36
   2010..............     6    12.67 - 15.41          77       1.48        1.15 - 2.00      13.43 -  14.42
   2009..............     6    10.56 - 11.17          74       3.22        1.35 - 2.00      28.38 -  29.23
   2008..............     9     8.70 - 10.40          86       3.45        1.15 - 2.00     -37.14 - -36.59
   2007..............    17    13.85 - 16.40         252       1.76        1.15 - 2.00      -5.02 -  -4.18

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(n)On April 29, 2011 Invesco V.I. Global Dividend Growth merged into Invesco Van Kampen V.I. Global Value Equity
(r)On April 29, 2011 Invesco Van Kampen V.I. Government merged into Invesco V.I. Government Securities
(s)On April 29, 2011 Invesco Van Kampen V.I. High Yield merged into Invesco V.I. High Yield
(t)On April 29, 2011 Invesco Van Kampen V.I. Value merged into Invesco Van Kampen V.I. Comstock

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts:
   Invesco V.I. Balanced II
   2011 (l)(u).......    --       N/A -  N/A    $    --       1.52%        1.30 - 2.40%      5.75 -   6.13%
   2010..............    41   $ 9.05 -  9.72        385       0.97         1.30 - 2.10       5.53 -   6.38
   2009..............   107     8.57 -  9.14        960       4.39         1.30 - 2.10      30.77 -  31.82
   2008..............   133     6.56 -  6.93        907       4.12         1.30 - 2.10     -39.74 - -39.25
   2007..............   160    10.88 - 11.41      1,797       2.77         1.30 - 2.10       0.19 -   0.62

   Invesco V.I. Basic Value II
   2011..............   591    10.33 - 11.44      6,311       0.64         1.29 - 2.44      -5.75 -  -4.64
   2010..............   859    10.96 - 12.00      9,726       0.34         1.29 - 2.44       4.34 -   5.57
   2009..............   976    10.40 - 11.36     10,466       1.13         1.29 - 2.59      43.91 -  45.83
   2008.............. 1,178    7.23  -  7.79      8,652       0.49         1.29 - 2.59     -53.15 - -52.53
   2007.............. 1,260    15.43 - 16.41     19,438       0.33         1.29 - 2.59      -1.28 -   0.05

   Invesco V.I. Capital Appreciation II
   2011..............   197     9.89 - 11.09      1,959       0.00         1.29 - 2.59     -10.49 -  -9.30
   2010..............   359    11.05 - 12.23      4,072       0.48         1.29 - 2.59      12.22 -  13.72
   2009..............   412     9.84 - 10.75      4,102       0.26         1.29 - 2.59      17.59 -  19.16
   2008..............   445     8.37 -  9.02      3,716       0.00         1.29 - 2.59     -44.12 - -43.37
   2007..............   546    14.98 - 15.93      7,992       0.00         1.29 - 2.59       8.82 -  10.28

   Invesco V.I. Capital Development II
   2011..............    30    11.73 - 12.39        364       0.00         1.30 - 1.85      -9.07 -  -8.57
   2010..............    30    12.89 - 13.55        393       0.00         1.30 - 1.85      16.30 -  16.94
   2009..............    36    10.95 - 11.59        410       0.00         1.30 - 2.00      39.18 -  40.16
   2008..............    42     7.87 -  8.27        336       0.00         1.30 - 2.00     -48.18 - -47.81
   2007..............    47    15.19 - 15.85        733       0.00         1.30 - 2.00       8.35 -   9.11

   Invesco V.I. Core Equity II
   2011..............   212     9.84 - 10.61      2,293       0.80         1.29 - 2.59      -2.87 -  -1.58
   2010..............   237    10.13 - 10.78      2,602       0.74         1.29 - 2.59       6.42 -   7.84
   2009..............   275     9.52 - 10.00      2,814       1.48         1.29 - 2.59      24.67 -  26.33
   2008..............   328    7.64  -  7.91      2,672       1.82         1.29 - 2.59     -32.13 - -31.22
   2007..............   389    11.25 - 11.50      4,618       0.90         1.29 - 2.59       5.07 -   6.48

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income - Series II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco V.I. Diversified Income II
   2011..............    19   $11.14 - 12.06    $    224      4.63%        1.30 - 2.10%      4.51 -   5.35%
   2010..............    21    10.66 - 11.45         228      4.93         1.30 - 2.10       7.42 -   8.29
   2009..............    27     9.92 - 10.57         282      8.26         1.30 - 2.10       8.59 -   9.46
   2008..............    38     9.13 -  9.66         357      8.83         1.30 - 2.10     -17.68 - -17.01
   2007..............    46    11.10 - 11.64         528      7.08         1.30 - 2.10      -0.61 -   0.20

   Invesco V.I. Dividend Growth II
   2011.............. 3,737    11.22 - 12.58      39,592      1.45         1.29 - 2.59      -2.65 -  -1.35
   2010.............. 4,451    11.52 - 12.75      48,029      1.38         1.29 - 2.59       7.35 -   8.78
   2009.............. 6,186    10.73 - 11.72      60,772      1.60         1.29 - 2.59      20.73 -  22.34
   2008.............. 6,855     8.89 -  9.58      55,407      0.42         1.29 - 2.59     -38.11 - -37.28
   2007.............. 8,452    14.36 - 15.28     109,175      1.03         1.29 - 2.59       1.20 -   2.55

   Invesco V.I. Global Dividend Growth II
   2011 (l)(v).......    --        N/A - N/A          --      3.44         1.29 - 2.59       7.46 -   7.93
   2010.............. 2,301    12.94 - 14.33      27,608      1.58         1.29 - 2.59       8.99 -  10.44
   2009.............. 2,685    11.87 - 12.97      29,257      4.59         1.29 - 2.59      13.11 -  14.62
   2008.............. 2,979    10.50 - 11.32      28,497      2.54         1.29 - 2.59     -42.62 - -41.85
   2007.............. 3,861    18.29 - 19.46      63,372      1.77         1.29 - 2.59       3.99 -   5.38

   Invesco V.I. Government Securities II
   2011..............    42    12.83 - 13.90         564      3.64         1.30 - 2.10       5.40 -   6.24
   2010..............    61    12.17 - 13.08         770      3.99         1.30 - 2.10       2.92 -   3.74
   2009..............    87    11.83 - 12.61       1,074      2.87         1.30 - 2.10      -2.33 -  -1.55
   2008..............   195    12.11 - 12.81       2,435      4.59         1.30 - 2.10       9.65 -  10.53
   2007..............    95    11.04 - 11.59       1,089      3.33         1.30 - 2.10       3.89 -   4.73

   Invesco V.I. High Yield II
   2011..............    23    16.14 - 17.31         396      6.88         1.30 - 2.00      -1.38 -  -0.69
   2010..............    26    16.37 - 17.43         454      8.34         1.30 - 2.00      11.24 -  12.02
   2009..............    30    14.72 - 15.56         461      8.40         1.30 - 2.00      49.06 -  50.10
   2008..............    36     9.87 - 10.37         372      9.43         1.30 - 2.00     -27.27 - -26.76
   2007..............    47    13.58 - 14.15         651      6.61         1.30 - 2.00      -1.00 -  -0.30

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity - Series II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco V.I. High Yield Securities II
   2011.............. 1,129   $14.26 - 16.00    $11,291       7.55%        1.29 - 2.59%     -0.97 -   0.34%
   2010.............. 1,492    14.40 - 15.94     14,783       8.09         1.29 - 2.59       7.11 -   8.54
   2009.............. 1,655    13.45 - 14.69     15,526       7.67         1.29 - 2.59      40.54 -  42.41
   2008.............. 1,904     9.57 - 10.32     12,774       2.49         1.29 - 2.59     -25.19 - -24.19
   2007.............. 2,582    12.79 - 13.61     22,673       6.45         1.29 - 2.59       1.20 -   2.55

   Invesco V.I. Income Builder II
   2011 (l)(w).......    --       N/A -  N/A         --       1.74         1.29 - 2.59       6.02 -   6.48
   2010.............. 1,027    13.73 - 15.20     14,180       2.15         1.29 - 2.59       9.24 -  10.69
   2009.............. 1,204    12.57 - 13.73     15,100       2.82         1.29 - 2.59      21.66 -  23.29
   2008.............. 1,415    10.33 - 11.14     14,458       0.76         1.29 - 2.59     -28.35 - -27.39
   2007.............. 2,330    14.42 - 15.34     33,014       2.58         1.29 - 2.59       0.19 -   1.53

   Invesco V.I. International Growth II
   2011 (y)..........   507     7.68 -  8.28      4,429       0.00         1.29 - 2.59     -16.51 - -15.76
   2010..............    35    17.22 - 18.52        621       1.60         1.30 - 2.10      10.27 -  11.15
   2009..............    49    15.62 - 16.66        796       1.27         1.30 - 2.10      32.11 -  33.17
   2008..............    59    11.82 - 12.51        719       0.40         1.30 - 2.10     -41.78 - -41.32
   2007..............    78    20.31 - 21.31      1,636       0.39         1.30 - 2.10      12.06 -  12.96

   Invesco V.I. Large Cap Growth II
   2011 (l)(x).......    --       N/A -  N/A         --       0.00         1.30 - 2.40       8.08 -   8.47
   2010..............    49    10.59 - 10.98        525       0.16         1.30 - 2.10      14.44 -  15.36
   2009..............    65     9.25 -  9.52        610       0.01         1.30 - 2.10      23.07 -  24.06
   2008..............    84     7.52 -  7.67        639       0.00         1.30 - 2.10     -39.70 - -39.21
   2007..............    88    12.46 - 12.62      1,106       0.00         1.30 - 2.10      12.89 -  13.80

   Invesco V.I. Mid Cap Core Equity II
   2011..............   232    11.58 - 12.67      2,950       0.09         1.29 - 2.44      -8.78 -  -7.71
   2010..............   268    12.70 - 13.73      3,700       0.31         1.29 - 2.44      11.00 -  12.31
   2009..............   332    11.44 - 12.22      4,096       0.96         1.29 - 2.44      26.69 -  28.18
   2008..............   392     9.03 -  9.54      3,809       1.25         1.29 - 2.44     -30.42 - -29.60
   2007..............   488    12.98 - 13.55      6,739       0.05         1.29 - 2.44       6.60 -   7.87

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income - Series II
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth - Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                     FOR THE YEAR ENDED DECEMBER 31,
                        ------------------------------------ ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS      UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco V.I. Money Market II
   2011................     97   $ 9.05 - 10.11    $    961      0.05%        1.30 - 2.40%     -2.32 -  -1.24%
   2010................     96     9.26 - 10.23         962      0.18         1.30 - 2.40      -2.20 -  -1.12
   2009................    159     9.47 - 10.35       1,626      0.06         1.30 - 2.40      -2.31 -  -1.23
   2008................    198     9.69 - 10.48       2,045      1.74         1.30 - 2.40      -0.63 -   0.47
   2007................    228     9.76 - 10.43       2,352      4.00         1.30 - 2.40       1.80 -   2.93

   Invesco V.I. S&P 500 Index II
   2011................  5,842    12.48 - 14.00      61,658      1.66         1.29 - 2.59      -1.09 -   0.23
   2010................  7,386    12.62 - 13.97      78,241      1.63         1.29 - 2.59      11.62 -  13.11
   2009................  8,739    11.30 - 12.35      81,763      2.42         1.29 - 2.59      22.80 -  24.44
   2008................  9,510     9.20 -  9.92      71,982      2.11         1.29 - 2.59     -38.90 - -38.08
   2007................ 11,519    15.06 - 16.03     138,928      1.60         1.29 - 2.59       2.27 -   3.64

   Invesco V.I. Technology II
   2011................      2    11.64 - 12.14          25      0.06         1.30 - 1.85      -7.05 -  -6.54
   2010................      4    12.52 - 12.99          49      0.00         1.30 - 1.85      18.82 -  19.47
   2009................      4    10.54 - 10.87          45      0.00         1.30 - 1.85      54.26 -  55.11
   2008................      6     6.83 -  7.01          43      0.00         1.30 - 1.85     -45.77 - -45.47
   2007................      9    12.53 - 12.85         119      0.00         1.30 - 2.00       5.34 -   6.08

   Invesco V.I. Utilities II
   2011................     19    17.89 - 18.66         359      3.44         1.30 - 1.85      14.03 -  14.66
   2010................     28    15.69 - 16.28         448      3.28         1.30 - 1.85       4.07 -   4.64
   2009................     29    15.08 - 15.56         452      3.64         1.30 - 1.85      12.51 -  13.13
   2008................     42    13.40 - 13.75         572      2.51         1.30 - 1.85     -33.75 - -33.38
   2007................     48    20.23 - 20.64         971      1.81         1.30 - 1.85      18.11 -  18.76

   Invesco Van Kampen V.I. Capital Growth--Series II
   2011 (x)............  2,638    12.36 - 13.82      27,718      0.00         1.29 - 2.59      -8.81 -  -7.60
   2010................  3,259    13.56 - 14.95      37,032      0.00         1.29 - 2.59      17.61 -  18.02
   2009................  3,778    11.64 - 12.67      36,584      0.00         1.29 - 2.59      61.35 -  63.51
   2008................  4,416     7.21 -  7.78      26,105      0.20         1.29 - 2.59     -50.44 - -49.77
   2007................  5,416    14.55 - 15.43      63,457      0.00         1.29 - 2.59      13.61 -  15.13

--------
(x)On April 29, 2011 Invesco V.I. Large Cap Growth II merged into Invesco Van Kampen V.I. Capital Growth - Series II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Comstock--Series II
   2011..............  9,615  $11.43 - 13.02    $121,444      1.39%        1.29 - 2.59%     -4.64 -  -3.37%
   2010.............. 11,989   11.83 - 13.65     157,376      0.13         1.29 - 2.59      12.70 -  14.20
   2009.............. 14,081   10.36 - 12.12     162,470      4.05         1.29 - 2.59      25.08 -  26.75
   2008.............. 16,334    9.69 - 10.44     149,246      2.38         1.29 - 2.59     -37.47 - -36.63
   2007.............. 20,553   12.90 - 15.49     297,888      1.71         1.29 - 2.59      -4.87 -  -3.60

   Invesco Van Kampen V.I. Equity and Income--Series II
   2011 (u)(w).......  3,478   13.13 - 13.63      47,127      1.66         1.29 - 2.59      -3.85 -  -2.57
   2010..............  3,394   13.48 - 14.17      47,464      1.95         1.29 - 2.59       9.13 -  10.59
   2009..............  3,981   12.19 - 12.99      50,480      2.68         1.29 - 2.59      19.32 -  20.91
   2008..............  4,556   10.88 - 11.73      47,934      2.44         1.29 - 2.59     -24.69 - -23.68
   2007..............  5,858   13.21 - 14.45      81,721      1.87         1.29 - 2.59       0.67 -   2.02

   Invesco Van Kampen V.I. Global Value Equity--Series II
   2011 (q)(v).......  1,996   11.19 - 12.55      21,127      0.00         1.29 - 2.59     -19.53 - -18.81

   Invesco Van Kampen V.I. Growth and Income--Series II
   2011..............  4,372   14.60 - 15.38      67,890      0.98         1.29 - 2.69      -4.89 -  -3.52
   2010..............  5,458   15.35 - 15.94      88,173      0.10         1.29 - 2.69       9.18 -  10.75
   2009..............  6,315   14.06 - 14.39      92,402      3.40         1.29 - 2.69      20.77 -  22.51
   2008..............  7,078   11.64 - 12.71      84,837      1.92         1.29 - 2.69     -34.04 - -33.09
   2007..............  8,749   17.56 - 17.65     157,176      1.44         1.29 - 2.69      -0.25 -   1.19

   Invesco Van Kampen V.I. International Growth Equity--Series II
   2011 (l)(y).......     --      N/A -  N/A          --      3.16         1.29 - 2.59       8.54 -   9.01
   2010..............    445    8.47 -  9.02       3,939      1.39         1.29 - 2.59       7.05 -   8.48
   2009..............    493    7.92 -  8.31       4,036      0.79         1.29 - 2.59      33.01 -  34.78
   2008..............    502    5.95 -  6.17       3,062      0.00         1.29 - 2.59     -49.86 - -49.19
   2007..............    433   11.90 - 12.14       3,062      0.17         1.29 - 2.44      11.46 -  12.78

--------
(l)For the period beginning January 01, 2011 and ended April 28, 2011
(q)For the period beginning April 29, 2011 and ended December 31, 2011
(u)On April 29, 2011 Invesco V.I. Balanced II merged into Invesco Van Kampen V.I. Equity and Income - Series II
(v)On April 29, 2011 Invesco V.I. Global Dividend Growth II merged into Invesco Van Kampen V.I. Global Value Equity - Series II
(w)On April 29, 2011 Invesco V.I. Income Builder II merged into Invesco Van Kampen V.I. Equity and Income - Series II
(y)On April 29, 2011 Invesco Van Kampen V.I. International Growth Equity II merged to Invesco V.I. International Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment
  Services Funds
  (Series II)
  Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Mid Cap Growth--Series II
   2011...................   742   $14.02 - 15.62    $10,412       0.00%        0.70 - 2.59%    -11.70 -  -9.99%
   2010...................   879    15.58 - 17.69     13,827       0.00         0.70 - 2.59      23.98 -  26.39
   2009................... 1,031    12.32 - 14.26     12,941       0.00         0.70 - 2.59      52.33 -  55.28
   2008................... 1,132     7.94 -  9.36      9,250       0.00         0.70 - 2.59     -48.22 - -47.21
   2007................... 1,353    15.03 - 18.08     21,082       0.00         0.70 - 2.59      14.54 -  16.78

   Invesco Van Kampen V.I. Mid Cap Value--Series II
   2011................... 2,055    15.13 - 18.06     36,578       0.59         1.29 - 2.59      -1.78 -  -0.47
   2010................... 2,557    15.21 - 18.39     45,935       0.84         1.29 - 2.59      19.02 -  20.61
   2009................... 3,109    12.61 - 15.45     46,473       1.11         1.29 - 2.59      35.56 -  37.36
   2008................... 3,724    11.40 - 12.29     40,747       0.76         1.29 - 2.59     -42.94 - -42.18
   2007................... 4,183    15.87 - 19.97     79,806       0.61         1.29 - 2.59       4.94 -   6.35

Investments in the
  Janus Aspen Series
  Sub-Account:
   Forty Portfolio
   2011...................   < 1    14.09 - 14.09          7       0.39         1.50 - 1.50      -8.09 -  -8.09
   2010...................   < 1    15.33 - 15.33          7       0.29         1.50 - 1.50       5.15 -   5.15
   2009...................     1    14.58 - 14.58         17       0.04         1.50 - 1.50      44.14 -  44.14
   2008...................     1    10.11 - 10.11         12       0.15         1.50 - 1.50     -44.99 - -44.99
   2007...................     1    18.39 - 18.39         23       0.40         1.50 - 1.50      34.93 -  34.93

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Account:
   Emerging Markets Equity
   2011...................   < 1    43.71 - 43.71          1       2.11         1.50 - 1.50     -19.23 - -19.23
   2010...................   < 1    54.12 - 54.12          1       0.82         1.50 - 1.50      20.86 -  20.86
   2009...................   < 1    44.78 - 44.78          1       2.57         1.50 - 1.50      67.30 -  67.30
   2008...................   < 1    26.77 - 26.77          1       0.25         1.50 - 1.50     -49.49 - -49.49
   2007...................   < 1    52.99 - 52.99         21       0.99         1.50 - 1.50      31.30 -  31.30

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                          ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Legg Mason Partners
  Variable Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
   2011..................   < 1   $ 8.02 -  8.02    $     1       1.40%        1.50 - 1.50%     -7.60 -  -7.60%
   2010..................   < 1     8.68 -  8.68          1       1.71         1.50 - 1.50      14.86 -  14.86
   2009..................   < 1     7.56 -  7.56          1       1.34         1.50 - 1.50      27.42 -  27.42
   2008..................   < 1     5.93 -  5.93          1       0.52         1.50 - 1.50     -37.53 - -37.53
   2007 (aj).............     1     9.50 -  9.50          8       2.50         1.50 - 1.50      -5.01 -  -5.01

Investments in the
  Legg Mason Partners
  Variable Portfolios I,
  Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I
   2011..................   < 1    11.86 - 11.86          1       2.25         1.50 - 1.50       3.38 -   3.38
   2010..................   < 1    11.47 - 11.47          1       2.88         1.50 - 1.50       7.82 -   7.82
   2009..................   < 1    10.64 - 10.64          1       1.78         1.50 - 1.50      22.63 -  22.63
   2008..................   < 1     8.67 -  8.67          1       0.30         1.50 - 1.50     -36.59 - -36.59
   2007..................     1    13.68 - 13.68         10       1.32         1.50 - 1.50       2.33 -   2.33

Investments in the
  Lord Abbett Series
  Fund Sub-Account:
   Bond-Debenture
   2011.................. 2,149    13.14 - 14.46     30,483       5.35         1.29 - 2.59       1.69 -   3.04
   2010.................. 2,554    12.92 - 14.04     35,211       5.80         1.29 - 2.59       9.41 -  10.87
   2009.................. 2,796    11.81 - 12.66     34,857       6.50         1.29 - 2.59      30.83 -  32.58
   2008.................. 3,000     9.03 -  9.55     28,306       6.49         1.29 - 2.59     -19.67 - -18.60
   2007.................. 3,599    11.24 - 11.73     41,845       6.73         1.29 - 2.59       3.42 -   4.81

   Fundamental Equity
   2011..................   630    12.11 - 13.33      8,230       0.18         1.29 - 2.59      -6.96 -  -5.72
   2010..................   813    13.01 - 14.14     11,249       0.29         1.29 - 2.59      15.95 -  17.49
   2009..................   919    11.22 - 12.03     10,849       0.17         1.29 - 2.59      22.71 -  24.35
   2008..................   979     9.15 -  9.68      9,341       0.51         1.29 - 2.59     -30.52 - -29.59
   2007.................. 1,132    13.16 - 13.74     15,380       0.52         1.29 - 2.59       3.94 -   5.34

--------
(aj)For the period beginning May 1, 2007 and ended December 31, 2007

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series
  Fund Sub-Account
  (continued):
   Growth and Income
   2011.............. 1,813   $ 9.44 - 10.40    $18,481       0.67%        1.29 - 2.59%     -8.51 -  -7.29%
   2010.............. 2,222    10.32 - 11.21     24,514       0.51         1.29 - 2.59      14.37 -  15.90
   2009.............. 2,661     9.02 -  9.67     25,385       0.92         1.29 - 2.59      15.82 -  17.36
   2008.............. 3,013     7.79 -  8.24     24,562       1.34         1.29 - 2.59     -38.07 - -37.24
   2007.............. 3,879    12.58 - 13.14     50,506       1.34         1.29 - 2.59       0.74 -   2.10

   Growth Opportunities
   2011..............   787    12.73 - 13.86     10,684       0.00         1.29 - 2.44     -12.24 - -11.21
   2010..............   940    14.50 - 15.61     14,399       0.00         1.29 - 2.44      19.93 -  21.34
   2009.............. 1,108    12.09 - 12.86     14,019       0.00         1.29 - 2.44      42.00 -  43.67
   2008.............. 1,279     8.52 -  8.95     11,306       0.00         1.29 - 2.44     -39.75 - -39.04
   2007.............. 1,443    14.09 - 14.69     20,969       0.00         1.29 - 2.54      18.19 -  19.71

   Mid-Cap Value
   2011.............. 1,956    10.43 - 11.48     21,997       0.20         1.29 - 2.59      -6.49 -  -5.25
   2010.............. 2,335    11.16 - 12.12     27,793       0.37         1.29 - 2.59      22.19 -  23.81
   2009.............. 2,856     9.13 -  9.79     27,522       0.45         1.29 - 2.59      23.33 -  24.98
   2008.............. 3,371     7.40 -  7.83     26,079       1.19         1.29 - 2.59     -40.93 - -40.14
   2007.............. 4,024    12.53 - 13.08     52,147       0.45         1.29 - 2.59      -2.04 -  -0.72

Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts:
   MFS Growth
   2011..............    71     6.18 - 13.40        685       0.19         1.15 - 1.65      -1.95 -  -1.46
   2010..............    87     6.30 - 13.60        836       0.11         1.15 - 1.65      13.45 -  14.02
   2009..............   103     5.55 - 11.93        894       0.33         1.15 - 1.65      35.42 -  36.10
   2008..............   113     4.10 -  8.77        766       0.24         1.15 - 1.65     -38.44 - -38.13
   2007..............   158     6.66 - 14.17      1,718       0.00         1.15 - 1.65      19.18 -  19.78

   MFS High Income
   2011..............    25    14.91 - 15.67        397       8.81         1.25 - 1.65       2.41 -   2.82
   2010..............    36    14.56 - 15.24        536       7.41         1.25 - 1.65      12.86 -  13.31
   2009..............    40    12.90 - 13.45        527       7.56         1.25 - 1.65      43.17 -  43.74
   2008..............    49     9.01 -  9.36        453       9.92         1.25 - 1.65     -29.66 - -29.38
   2007..............    55    12.81 - 13.25        729       6.92         1.25 - 1.65       0.09 -   0.50

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  Sub-Accounts
  (continued):
   MFS Investors Trust
   2011............   98    $ 8.96 - 11.07     $  970       0.76%        1.15 - 1.65%     -3.78 -  -3.30%
   2010............  163      9.31 - 11.45      1,666       1.20         1.15 - 1.65       9.28 -   9.83
   2009............  186      8.52 - 10.42      1,740       1.59         1.15 - 1.65      24.82 -  25.45
   2008............  225      6.83 -  8.31      1,689       0.87         1.15 - 1.65     -34.18 - -33.85
   2007............  278     11.06 - 12.56      3,171       0.87         1.15 - 1.65       8.49 -   9.04

   MFS New Discovery
   2011............   91     10.90 - 22.81      1,576       0.00         1.15 - 1.65     -11.73 - -11.29
   2010............  102     12.35 - 25.71      2,008       0.00         1.15 - 1.65      12.94 -  34.78
   2009............  147     14.40 - 19.08      2,154       0.00         1.15 - 1.65      60.51 -  61.32
   2008............  165      8.97 - 11.82      1,524       0.00         1.15 - 1.65     -40.32 - -40.02
   2007............  199     11.78 - 15.04      3,080       0.00         1.15 - 1.65       0.83 -   1.34

   MFS Research
   2011............   61      8.00 - 10.65        568       0.86         1.15 - 1.65      -2.08 -  -1.59
   2010............   64      8.17 - 10.82        608       0.95         1.15 - 1.65      14.00 -  14.57
   2009............   80      7.16 -  9.45        670       1.44         1.15 - 1.65      28.41 -  29.05
   2008............   91      5.58 -  7.32        597       0.54         1.15 - 1.65     -37.13 - -36.82
   2007............  115      8.87 - 11.58      1,185       0.68         1.15 - 1.65      11.34 -  11.90

   MFS Research Bond
   2011............   56     17.50 - 18.39      1,028       2.46         1.25 - 1.65       5.00 -   5.42
   2010............   79     16.67 - 17.44      1,367       3.15         1.25 - 1.65       5.71 -   6.13
   2009............   89     15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72
   2008............  117     13.80 - 14.33      1,660       3.15         1.25 - 1.65      -3.96 -  -3.58
   2007............  149     14.37 - 14.86      2,205       3.45         1.25 - 1.65       2.49 -   2.91

   MFS Utilities
   2011............   12     20.82 - 21.56        255       3.23         1.35 - 1.65       5.04 -   5.36
   2010............   13     19.82 - 20.46        257       3.08         1.35 - 1.65      11.95 -  12.28
   2009............   14     17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43
   2008............   11     13.51 - 13.86        146       1.16         1.35 - 1.65     -38.69 - -38.51
   2007............   20     22.04 - 22.75        442       1.01         1.15 - 1.65      25.79 -  26.43

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                              AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                    ----------------------------------- ------------------------------------------------
                             ACCUMULATION                                  EXPENSE            TOTAL
                    UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable
  Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS Growth (Service Class)
   2011............   15    $ 9.08 -  9.59     $  139       0.02%        1.35 - 1.85%     -2.39 -  -1.90%
   2010............   28      9.31 -  9.77        265       0.00         1.35 - 1.85      12.90 -  13.47
   2009............   35      8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47
   2008............   57      6.11 -  6.36        358       0.00         1.35 - 1.85     -38.70 - -38.39
   2007............   52      9.98 - 10.32        536       0.00         1.35 - 1.85      18.63 -  19.23

   MFS Investors Trust (Service Class)
   2011............   15      9.47 -  9.99        148       0.73         1.35 - 1.85      -4.22 -  -3.73
   2010............   18      9.88 - 10.38        183       0.97         1.35 - 1.85       8.83 -   9.38
   2009............   21      9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85
   2008............   34      7.31 -  7.60        256       0.61         1.35 - 1.85     -34.49 - -34.16
   2007............   59     11.16 - 11.55        676       0.63         1.35 - 1.85       7.99 -   8.54

   MFS New Discovery (Service Class)
   2011............   19     11.18 - 11.80        228       0.00         1.35 - 1.85     -12.15 - -11.70
   2010............   24     12.72 - 13.36        322       0.00         1.35 - 1.85      33.43 -  34.11
   2009............   29      9.54 -  9.96        286       0.00         1.35 - 1.85      59.91 -  60.72
   2008............   43      5.96 -  6.20        263       0.00         1.35 - 1.85     -40.64 - -40.34
   2007............   71     10.05 - 10.39        739       0.00         1.35 - 1.85       0.35 -   0.86

   MFS Research (Service Class)
   2011............   10      9.66 - 10.19        104       0.62         1.35 - 1.85      -2.52 -  -2.03
   2010............   16      9.91 - 10.40        168       0.72         1.35 - 1.85      13.51 -  14.08
   2009............   19      8.73 -  9.12        174       1.09         1.35 - 1.85      27.79 -  28.44
   2008............   23      6.83 -  7.10        161       0.32         1.35 - 1.85     -37.44 - -37.12
   2007............   41     10.92 - 11.29        456       0.51         1.35 - 1.85      10.83 -  11.40

   MFS Utilities (Service Class)
   2011............   64     17.39 - 21.92      1,313       3.01         1.35 - 2.00       4.38 -   5.07
   2010............   72     16.55 - 21.00      1,401       2.74         1.35 - 2.00      11.24 -  11.98
   2009............   78     14.78 - 18.88      1,367       4.06         1.35 - 2.00      30.21 -  31.08
   2008............   80     10.85 - 11.28      1,080       1.36         1.35 - 1.85     -38.96 - -38.65
   2007............   96     17.77 - 18.38      2,075       0.86         1.35 - 1.85      25.19 -  25.83

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Aggressive Equity
   2011................   774   $ 9.51 - 11.81    $ 11,187      0.00%        0.70 - 1.85%     -9.03 -  -7.98%
   2010................   900    10.45 - 12.84      14,196      0.00         0.70 - 1.85      23.72 -  25.15
   2009................ 1,101     8.45 - 10.26      13,824      0.00         0.70 - 1.85      66.36 -  68.28
   2008................ 1,256     5.53 -  6.10       9,507      0.22         0.70 - 1.98     -49.87 - -49.22
   2007................ 1,607    11.02 - 12.00      24,269      0.00         0.70 - 1.98      17.30 -  18.82

   European Equity
   2011................ 1,534     9.06 - 10.04      37,738      2.41         0.70 - 2.05     -11.47 - -10.27
   2010................ 1,820    10.23 - 11.19      50,452      2.45         0.70 - 2.05       5.05 -   6.48
   2009................ 2,151     9.74 - 10.51      56,333      3.68         0.70 - 2.05      25.14 -  26.84
   2008................ 2,531     7.78 -  8.28      53,201      2.61         0.70 - 2.05     -43.87 - -43.10
   2007................ 3,140    13.87 - 14.56     117,877      1.67         0.70 - 2.05      13.24 -  14.78

   Income Plus
   2011................ 2,910    15.64 - 20.04      83,302      5.89         0.70 - 2.05       2.88 -   4.28
   2010................ 3,561    15.20 - 19.22      98,116      6.18         0.70 - 2.05       7.06 -   8.51
   2009................ 4,147    14.20 - 17.71     105,871      5.05         0.70 - 2.05      20.09 -  21.72
   2008................ 4,810    11.82 - 14.55     101,833      1.98         0.70 - 2.05     -10.77 -  -9.56
   2007................ 6,146    13.25 - 16.09     145,177      5.31         0.70 - 2.05       3.83 -   5.24

   Limited Duration
   2011................ 1,106     9.81 - 11.60      11,737      3.35         0.70 - 1.85       0.88 -   2.04
   2010................ 1,322     9.72 - 11.37      13,853      3.49         0.70 - 1.85       0.48 -   1.64
   2009................ 1,520     9.68 - 11.18      15,795      4.51         0.70 - 1.85       3.82 -   5.02
   2008................ 1,529     9.32 - 10.65      15,256      1.90         0.70 - 1.85     -16.47 - -15.50
   2007................ 2,071    11.16 - 12.60      24,656      5.20         0.70 - 1.85       1.05 -   2.22

   Money Market
   2011................ 3,311     9.88 - 12.01      47,376      0.01         0.70 - 2.05      -2.01 -  -0.69
   2010................ 3,762    10.09 - 12.09      54,829      0.01         0.70 - 2.05      -2.02 -  -0.69
   2009................ 5,289    10.29 - 12.17      78,019      0.03         0.70 - 2.05      -2.00 -  -0.67
   2008................ 7,145    10.51 - 12.26     107,349      2.43         0.70 - 2.05       0.37 -   1.74
   2007................ 6,893    10.47 - 12.05     103,653      4.79         0.70 - 2.05       2.79 -   4.19

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series Sub-Accounts:
   Multi Cap Growth (z)
   2011................. 4,049   $10.00 - 10.41    $163,632      0.17%        0.70 - 2.05%     -8.63 -  -7.39%
   2010................. 4,781    10.94 - 11.24     208,335      0.16         0.70 - 2.05      25.17 -  26.87
   2009................. 5,606     8.74 -  8.86     191,503      0.37         0.70 - 2.05      67.85 -  70.12
   2008................. 6,492     5.21 -  5.21     132,556      0.27         0.70 - 2.05     -48.69 - -47.99
   2007................. 7,901    10.01 - 10.15     314,113      0.53         0.70 - 2.05      17.10 -  18.70

   Strategist
   2011................. 3,493    10.98 - 13.16      90,477      2.13         0.70 - 2.05      -9.83 -  -8.60
   2010................. 4,202    12.17 - 14.40     119,746      1.56         0.70 - 2.05       4.65 -   6.07
   2009................. 4,779    11.63 - 13.57     128,786      2.21         0.70 - 2.05      17.31 -  18.90
   2008................. 5,406     9.92 - 11.42     126,027      0.77         0.70 - 2.05     -25.53 - -24.51
   2007................. 6,556    13.32 - 15.12     204,331      2.75         0.70 - 2.05       6.42 -   7.87

   Utilities
   2011................. 1,963    10.84 - 12.31      54,192      2.58         0.70 - 1.98      13.80 -  15.26
   2010................. 2,314     9.52 - 10.68      56,101      2.87         0.70 - 1.98       4.83 -   6.18
   2009................. 2,729     9.08 - 10.06      62,830      3.00         0.70 - 1.98      16.92 -  18.43
   2008................. 3,369     7.73 -  8.49      65,178      0.63         0.70 - 2.05     -34.63 - -33.74
   2007................. 4,165    11.82 - 12.82     123,301      1.90         0.70 - 2.05      17.88 -  19.49

Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares) Sub-Accounts:
   Aggressive Equity (Class Y Shares)
   2011................. 1,293    17.47 - 19.59      14,805      0.00         1.29 - 2.59      -9.98 -  -8.78
   2010................. 1,405    19.40 - 21.48      17,488      0.00         1.29 - 2.59      22.48 -  24.11
   2009................. 1,615    15.84 - 17.31      16,329      0.00         1.29 - 2.59      64.68 -  66.88
   2008................. 1,870     9.62 - 10.37      11,424      0.00         1.29 - 2.59     -50.33 - -49.66
   2007................. 2,335    19.37 - 20.60      28,037      0.00         1.29 - 2.59      16.28 -  17.84

   European Equity (Class Y Shares)
   2011................. 1,204    13.25 - 14.66      11,290      2.24         1.29 - 2.44     -12.05 - -11.01
   2010................. 1,563    15.06 - 16.48      17,219      2.24         1.29 - 2.44       4.35 -   5.58
   2009................. 1,793    14.29 - 15.61      18,682      3.36         1.29 - 2.59      24.11 -  25.77
   2008................. 2,096    11.51 - 12.41      17,295      2.20         1.29 - 2.59     -44.33 - -43.58
   2007................. 2,706    20.68 - 22.00      39,508      1.47         1.29 - 2.59      12.34 -  13.85

--------
(z)Previously known as Capital Opportunities

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y
  Shares) Sub-Accounts
  (continued):
   Income Plus (Class Y Shares)
   2011................  6,775  $12.68 - 14.22    $100,407      5.65%        1.29 - 2.59%      2.01 -   3.37%
   2010................  8,429   12.43 - 13.76     121,240      5.71         1.29 - 2.59       6.19 -   7.61
   2009................ 10,696   11.71 - 12.79     144,625      4.84         1.29 - 2.59      19.13 -  20.72
   2008................ 11,769    9.83 - 10.59     132,405      1.94         1.29 - 2.59     -11.47 - -10.28
   2007................ 15,284   11.10 - 11.81     191,480      5.10         1.29 - 2.59       2.98 -   4.36

   Limited Duration (Class Y Shares)
   2011................  4,529    8.29 -  9.29      42,641      2.99         1.29 - 2.59      -0.20 -   1.13
   2010................  5,588    8.30 -  9.19      52,204      3.32         1.29 - 2.59      -0.43 -   0.90
   2009................  6,355    8.34 -  9.11      58,968      4.16         1.29 - 2.59       2.82 -   4.20
   2008................  6,856    8.11 -  8.74      61,310      1.79         1.29 - 2.59     -17.41 - -16.31
   2007................  9,079    9.82 - 10.45      97,624      5.00         1.29 - 2.59       0.12 -   1.47

   Money Market (Class Y Shares)
   2011................  5,322    9.20 - 10.32      53,761      0.01         1.29 - 2.59      -2.57 -  -1.28
   2010................  6,282    9.44 - 10.45      64,508      0.01         1.29 - 2.59      -2.58 -  -1.28
   2009................  7,480    9.69 - 10.59      78,126      0.01         1.29 - 2.59      -2.58 -  -1.28
   2008................ 10,268    9.95 - 10.72     108,869      2.25         1.29 - 2.59      -0.45 -   0.88
   2007................  9,271    9.99 - 10.63      97,838      4.65         1.29 - 2.59       1.94 -   3.31

   Multi Cap Growth (Class Y Shares) (aa)
   2011................  3,954   16.37 - 18.36      47,586      0.00         1.29 - 2.59      -9.37 -  -8.16
   2010................  4,919   18.06 - 19.99      64,428      0.00         1.29 - 2.59      24.13 -  25.79
   2009................  5,874   14.55 - 15.89      61,677      0.12         1.29 - 2.59      66.43 -  68.65
   2008................  6,953    8.74 -  9.42      44,054      0.19         1.29 - 2.59     -49.10 - -48.42
   2007................  8,548   17.18 - 18.27     103,271      0.12         1.29 - 2.59      16.13 -  17.69

   Strategist (Class Y Shares)
   2011................  3,318   12.68 - 14.22      38,876      1.79         1.29 - 2.59     -10.50 -  -9.31
   2010................  4,237   14.16 - 15.68      55,142      1.36         1.29 - 2.59       3.74 -   5.13
   2009................  4,691   13.65 - 14.91      58,365      2.06         1.29 - 2.59      16.35 -  17.90
   2008................  4,861   11.73 - 12.65      51,318      0.72         1.29 - 2.59     -26.17 - -25.18
   2007................  6,083   15.89 - 16.91      85,755      2.54         1.29 - 2.59       5.55 -   6.97

--------
(aa)Previously known as Capital Opportunities (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley
  Variable Investment
  Series (Class Y Shares)
  Sub-Accounts
  (continued):
   Utilities (Class Y Shares)
   2011................... 1,190   $17.91 - 20.09    $14,141       2.26%        1.29 - 2.59%     12.83 -  14.33%
   2010................... 1,454    15.88 - 17.58     15,392       2.62         1.29 - 2.59       3.98 -   5.37
   2009................... 1,706    15.27 - 16.68     17,354       2.90         1.29 - 2.59      15.75 -  17.30
   2008................... 1,834    13.19 - 14.22     15,980       0.56         1.29 - 2.59     -35.17 - -34.31
   2007................... 2,333    20.35 - 21.65     30,831       1.63         1.29 - 2.59      16.92 -  18.48

Investments in the
  Neuberger Berman
  Advisors Management
  Trust Sub-Accounts:
   AMT Mid-Cap Growth
   2011...................     3     9.27 - 17.71         44       0.00         1.37 - 1.65      -2.92 -  -0.89
   2010...................    --      N/A -   N/A         --        N/A         0.00 - 0.00         N/A -   N/A
   2009...................    --      N/A -   N/A         --        N/A         0.00 - 0.00         N/A -   N/A
   2008...................    --        NA -   NA         --       0.00         0.00 - 0.00         N/A -   N/A
   2007...................   < 1    18.97 - 18.97          6       0.00         1.59 - 1.59      20.59 -  20.59

   AMT Partners
   2011...................     1    11.85 - 11.85         17       0.00         1.59 - 1.59     -12.75 - -12.75
   2010...................     2    13.58 - 13.58         34       0.64         1.59 - 1.59      13.84 -  13.84
   2009...................     3    11.93 - 11.93         31       2.16         1.59 - 1.59      53.61 -  53.61
   2008...................     4     7.76 -  7.76         31       0.38         1.59 - 1.59     -53.15 - -53.15
   2007...................     7    16.57 - 16.57        120       0.58         1.59 - 1.59       7.60 -   7.60

Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts:
   Oppenheimer Balanced
   2011...................   171    10.79 - 10.94      1,846       2.42         1.15 - 1.80      -1.09 -  -0.43
   2010...................   206    10.91 - 10.99      2,237       1.35         1.15 - 1.80      10.88 -  11.62
   2009...................   215     9.84 -  9.84      2,103       0.00         1.15 - 1.80      19.70 -  20.50
   2008...................   237     8.17 -  8.22      1,884       3.47         1.15 - 1.80     -44.49 - -44.12
   2007...................   418    14.62 - 12.65      5,958       2.60         1.15 - 1.85       1.86 -   2.59

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Capital Appreciation
   2011................  332    $ 8.12 - 10.40    $ 3,229        0.40%       1.15 - 1.85%     -2.97 -  -2.28%
   2010................  438      8.37 - 10.64      4,390        0.17        1.15 - 1.85       7.39 -   8.17
   2009................  517      7.79 -  9.84      4,808        0.34        1.15 - 1.85      41.85 -  42.87
   2008................  693      5.49 -  6.89      4,515        0.16        1.15 - 1.85     -46.53 - -46.14
   2007................  919     10.27 - 12.79     11,166        0.23        1.15 - 1.85      12.03 -  12.84

   Oppenheimer Core Bond
   2011................  101     10.48 - 11.01      1,102        6.58        1.25 - 1.65       6.50 -   6.93
   2010................  144      9.84 - 10.30      1,469        1.93        1.25 - 1.65       9.59 -  10.03
   2009................  176      8.98 -  9.36      1,638        0.00        1.25 - 1.65       7.82 -   8.25
   2008................  215      8.32 -  8.64      1,849        5.63        1.25 - 1.65     -40.05 - -39.81
   2007................  274     13.89 - 14.36      3,908        5.19        1.25 - 1.65       2.67 -   3.09

   Oppenheimer Global Securities
   2011................  160     13.00 - 17.82      2,734        1.43        1.15 - 1.85      -9.98 -  -9.34
   2010................  209     14.44 - 19.66      3,973        1.47        1.15 - 1.85      13.82 -  14.64
   2009................  271     12.69 - 17.15      4,473        2.23        1.15 - 1.85      37.19 -  38.17
   2008................  415      9.25 - 12.41      4,878        1.66        1.15 - 1.85     -41.30 - -40.87
   2007................  578     15.75 - 20.99     11,553        1.40        1.15 - 1.85       4.34 -   5.10

   Oppenheimer Global Strategic Income
   2011................  141     16.39 - 18.80      2,522        3.54        1.15 - 2.00      -1.16 -  -0.30
   2010................  186     16.58 - 18.85      3,331        8.70        1.15 - 2.00      12.67 -  13.65
   2009................  217     14.71 - 16.59      3,424        0.50        1.15 - 2.00      16.45 -  17.47
   2008................  284     12.63 - 14.12      3,812        6.36        1.15 - 2.00     -15.92 - -15.19
   2007................  405     15.03 - 16.65      6,438        3.77        1.15 - 2.00       7.49 -   8.43

   Oppenheimer High Income
   2011................   65      3.66 -  3.76        244       10.95        1.25 - 1.45      -3.74 -  -3.55
   2010................  100      3.81 -  3.89        385        6.35        1.25 - 1.45      13.16 -  13.39
   2009................  116      3.36 -  3.43        396        0.00        1.25 - 1.45      23.51 -  23.76
   2008................  119      2.72 -  2.78        327        9.47        1.25 - 1.45     -78.98 - -78.94
   2007................  133     12.96 - 13.18      1,743        7.40        1.25 - 1.45      -1.55 -  -1.35

   Oppenheimer Main Street
   2011................  193      9.96 - 10.11      1,878        0.86        1.15 - 1.85      -1.86 -  -1.16
   2010................  230     10.15 - 10.23      2,277        1.12        1.15 - 1.85      13.96 -  14.78
   2009................  279      8.91 -  8.91      2,418        1.90        1.15 - 1.85      25.91 -  26.82
   2008................  362      7.03 -  7.07      2,499        1.67        1.15 - 1.85     -39.61 - -39.17
   2007................  542     11.56 - 11.71      6,186        1.09        1.15 - 1.85       2.48 -   3.22

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Mid Cap (ab)
   2011...................    60   $19.68 - 20.68    $ 1,224       0.65%        1.25 - 1.65%     -3.81 -  -3.42%
   2010...................    77    20.46 - 21.41      1,628       0.66         1.25 - 1.65      21.39 -  21.87
   2010...................   107    16.85 - 17.57      1,876       0.91         1.25 - 1.65      34.95 -  35.49
   2010...................   135    12.49 - 12.97      1,741       0.55         1.25 - 1.65     -38.85 - -38.60
   2007...................   189    20.42 - 21.12      3,970       0.35         1.25 - 1.65      -2.84 -  -2.44

   Oppenheimer Small- & Mid-Cap Growth
   2011...................    89     8.48 -  8.49        603       0.00         1.15 - 1.85      -0.77 -  -0.06
   2010...................   108     8.49 -  8.56        762       0.00         1.15 - 1.85      25.11 -  26.01
   2009...................   130     6.74 -  6.84        738       0.00         1.15 - 1.85      30.15 -  31.09
   2008...................   136     5.14 -  5.26        641       0.00         1.15 - 1.85     -50.01 - -49.65
   2007...................   208    10.21 - 10.51      1,931       0.00         1.15 - 1.85       4.35 -   5.11

Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Balanced (SS)
   2011................... 1,191    10.66 - 12.03     13,935       2.19         1.29 - 2.59      -2.21 -  -0.91
   2010................... 1,463    10.90 - 12.14     17,337       1.16         1.29 - 2.59       9.76 -  11.22
   2009................... 1,684     9.93 - 10.91     17,990       0.00         1.29 - 2.59      18.45 -  20.03
   2008................... 1,944     8.38 -  9.09     17,362       2.83         1.29 - 2.59     -45.08 - -44.34
   2007................... 2,462    15.26 - 16.34     39,598       2.43         1.29 - 2.59       0.79 -   2.14

   Oppenheimer Capital Appreciation (SS)
   2011................... 2,606    11.34 - 12.84     32,616       0.12         1.29 - 2.69      -4.02 -  -2.64
   2010................... 3,242    11.82 - 13.19     41,804       0.00         1.29 - 2.69       6.21 -   7.74
   2009................... 3,795    11.13 - 12.24     45,528       0.01         1.29 - 2.69      40.28 -  42.29
   2008................... 4,530     7.93 -  8.60     38,313       0.00         1.29 - 2.69     -47.13 - -46.36
   2007................... 5,117    15.00 - 16.04     80,890       0.01         1.29 - 2.69      10.78 -  12.38

   Oppenheimer Core Bond (SS)
   2011................... 3,796     7.54 -  8.24     30,707       5.91         1.29 - 2.49       5.25 -   6.54
   2010................... 4,692     7.19 -  7.73     35,711       1.68         1.29 - 2.44       8.57 -   9.85
   2009................... 5,217     6.62 -  7.04     36,231       0.00         1.29 - 2.44       6.39 -   7.64
   2008................... 5,071     6.22 -  6.54     32,809       5.08         1.29 - 2.44     -40.56 - -39.86
   2007................... 5,214    10.44 - 10.88     56,223       4.34         1.29 - 2.54       1.43 -   2.74

--------
(ab)Previously known as Oppenheimer Main Street Small Cap

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares ("SS"))
  Sub-Accounts
  (continued):
   Oppenheimer Global Securities (SS)
   2011...................   876   $17.07 - 19.18    $ 16,358      1.16%        1.29 - 2.54%    -10.85 -  -9.70%
   2010................... 1,111    19.15 - 21.24      23,050      1.24         1.29 - 2.54      12.77 -  14.21
   2009................... 1,307    16.98 - 18.60      23,816      1.88         1.29 - 2.54      35.81 -  37.56
   2008................... 1,565    12.51 - 13.52      20,791      1.35         1.29 - 2.54     -41.85 - -41.10
   2007................... 1,975    21.51 - 22.96      44,656      1.18         1.29 - 2.54       3.37 -   4.71

   Oppenheimer Global Strategic Income (SS)
   2011................... 4,507    14.75 - 16.81      73,806      3.03         1.29 - 2.69      -2.05 -  -0.65
   2010................... 5,770    15.06 - 16.92      95,404      8.36         1.29 - 2.69      11.69 -  13.29
   2009................... 6,798    13.49 - 14.93      99,442      0.24         1.29 - 2.69      15.22 -  16.88
   2008................... 7,484    11.70 - 12.78      93,918      5.46         1.29 - 2.69     -16.79 - -15.59
   2007................... 9,242    14.07 - 15.14     137,792      3.44         1.29 - 2.69       6.59 -   8.13

   Oppenheimer High Income (SS)
   2011................... 3,034     3.78 -  4.26      12,596      9.50         1.29 - 2.59      -5.08 -  -3.81
   2010................... 3,580     3.98 -  4.43      15,512      6.06         1.29 - 2.59      11.48 -  12.97
   2009................... 4,122     3.57 -  3.92      15,852      0.00         1.29 - 2.59      22.69 -  24.33
   2008................... 4,041     2.91 -  3.16      12,541      8.10         1.29 - 2.59     -79.13 - -78.85
   2007................... 2,526    13.95 - 14.93      37,113      7.13         1.29 - 2.59      -3.06 -  -1.76

   Oppenheimer Main Street (SS)
   2011................... 3,708    12.58 - 14.34      51,675      0.61         1.29 - 2.69      -2.99 -  -1.60
   2010................... 4,508    12.97 - 14.57      64,079      0.90         1.29 - 2.69      12.71 -  14.33
   2009................... 5,396    11.51 - 12.74      67,248      1.59         1.29 - 2.69      24.55 -  26.34
   2008................... 6,195     9.24 - 10.09      61,294      1.29         1.29 - 2.69     -40.28 - -39.42
   2007................... 6,913    15.47 - 16.65     113,262      0.87         1.29 - 2.69       1.33 -   2.80

   Oppenheimer Main Street Small Mid Cap (SS) (ac)
   2011................... 1,139    17.76 - 20.04      22,199      0.42         1.29 - 2.59      -4.91 -  -3.64
   2010................... 1,421    18.67 - 20.80      28,817      0.42         1.29 - 2.59      19.87 -  21.47
   2009................... 1,723    15.58 - 17.12      28,860      0.63         1.29 - 2.59      33.34 -  35.12
   2008................... 2,004    11.68 - 12.67      24,922      0.29         1.29 - 2.59     -39.61 - -38.80
   2007................... 2,386    19.35 - 20.71      48,610      0.17         1.29 - 2.59      -3.96 -  -2.67

--------
(ac)Previously known as Oppenheimer Main Street Small Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable
  Account Funds
  (Service Shares ("SS"))
  Sub-Accounts
  (continued):
   Oppenheimer Small- & Mid-Cap Growth (SS)
   2011...................   626   $12.61 - 14.10    $ 8,556        0.00%       1.29 - 2.49%     -1.67 -  -0.46%
   2010...................   752    12.82 - 14.16     10,365        0.00        1.29 - 2.49      24.00 -  25.52
   2009...................   914    10.34 - 11.28     10,067        0.00        1.29 - 2.49      28.97 -  30.55
   2008................... 1,041     8.02 -  8.64      8,817        0.00        1.29 - 2.49     -50.48 - -49.87
   2007................... 1,246    16.19 - 17.24     21,104        0.00        1.29 - 2.49       3.38 -   4.66

Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account:
   Foreign Bond (US Dollar-Hedged)
   2011...................   < 1    14.72 - 14.72          1        2.09        1.50 - 1.50       5.17 -   5.17
   2010...................   < 1    14.00 - 14.00          1        1.79        1.50 - 1.50       6.87 -   6.87
   2009...................   < 1    13.10 - 13.10          2        3.25        1.50 - 1.50      13.90 -  13.90
   2008...................   < 1    11.50 - 11.50          2        3.76        1.50 - 1.50      -3.85 -  -3.85
   2007...................   < 1    11.96 - 11.96          3        3.30        1.50 - 1.50       2.07 -   2.07

   Money Market
   2011...................     2    10.25 - 10.25         21        0.06        1.50 - 1.50      -1.44 -  -1.44
   2010...................     2    10.40 - 10.40         22        0.05        1.50 - 1.50      -1.45 -  -1.45
   2009...................     2    10.56 - 10.56         24        0.11        1.50 - 1.50      -1.39 -  -1.39
   2008...................     2    10.71 - 10.71         23        2.32        1.50 - 1.50       0.72 -   0.72
   2007...................     2    10.63 - 10.63         25        4.34        1.50 - 1.50       3.30 -   3.30

   PIMCO Total Return
   2011...................   < 1    15.97 - 15.97          1        2.72        1.50 - 1.50       2.06 -   2.06
   2010...................   < 1    15.65 - 15.65          1        2.32        1.50 - 1.50       6.50 -   6.50
   2009...................   < 1    14.70 - 14.70          1        2.60        1.50 - 1.50      12.36 -  12.36
   2008...................   < 1    13.08 - 13.08          3        3.14        1.50 - 1.50       3.25 -   3.25
   2007...................     1    12.67 - 12.67         15        4.83        1.50 - 1.50       7.13 -   7.13

   PIMCO VIT Commodity RealReturn Strategy (Advisor Shares)
   2011...................   477     9.39 - 10.03      4,691       14.63        1.29 - 2.44      -9.79 -  -8.73
   2010...................   520    10.40 - 10.99      5,621       13.62        1.29 - 2.44      21.22 -  22.65
   2009...................   447     8.58 -  8.96      3,952        5.99        1.29 - 2.44      38.16 -  39.79
   2008...................   318     6.21 -  6.41      2,015        6.55        1.29 - 2.44     -45.23 - -44.58
   2007...................   226    11.34 - 11.57      2,599        4.29        1.29 - 2.44      20.12 -  21.55

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable
  Insurance Trust
  Sub-Account
  (continued):
   PIMCO VIT Emerging Markets Bond (Advisor Shares)
   2011.................   144   $13.18 - 14.09    $ 1,989       4.43%        1.29 - 2.44%      3.63 -   4.85%
   2010.................   188    12.72 - 13.44      2,484       4.43         1.29 - 2.44       9.32 -  10.61
   2009.................   122    11.64 - 12.15      1,468       5.78         1.29 - 2.44      27.28 -  28.78
   2008.................    90     9.14 -  9.43        840       8.08         1.29 - 2.44     -16.75 - -15.77
   2007.................    66    10.98 - 11.20        740       6.02         1.29 - 2.44       3.14 -   4.36

   PIMCO VIT Real Return (Advisor Shares)
   2011.................   581    12.91 - 13.91      7,910       2.00         1.29 - 2.59       8.68 -  10.13
   2010.................   723    11.96 - 12.63      8,968       1.42         1.29 - 2.44       5.37 -   6.61
   2009.................   832    11.35 - 11.85      9,721       2.84         1.29 - 2.44      15.39 -  16.75
   2008.................   814     9.84 - 10.15      8,164       4.52         1.29 - 2.44      -9.40 -  -8.33
   2007.................   895    10.90 - 11.07      9,823       5.21         1.29 - 2.19       8.14 -   9.14

   PIMCO VIT Total Return (Advisor Shares)
   2011................. 1,912    13.01 - 14.03     26,297       2.45         1.29 - 2.59       0.83 -   2.18
   2010................. 2,369    12.91 - 13.73     31,973       2.38         1.29 - 2.59       5.21 -   6.62
   2009................. 2,629    12.27 - 12.88     33,411       5.11         1.29 - 2.59      11.01 -  12.49
   2008................. 2,039    11.10 - 11.45     23,112       4.90         1.29 - 2.44       2.16 -   3.36
   2007................. 2,169    10.87 - 11.08     23,862       5.08         1.29 - 2.39       6.05 -   7.25

Investments in the
  Putnam Variable Trust
  Sub-Accounts:
   VT American Government Income
   2011................. 1,896    15.82 - 19.09     32,176       3.81         0.80 - 2.15       4.51 -   5.94
   2010................. 2,370    15.14 - 18.02     37,973       7.87         0.80 - 2.15       2.90 -   4.32
   2009................. 2,804    14.71 - 17.28     43,436       4.22         0.80 - 2.15      18.40 -  20.03
   2008................. 3,186    12.43 - 14.39     41,621       4.82         0.80 - 2.15      -1.86 -  -0.50
   2007................. 3,631    12.66 - 14.47     47,951       4.83         0.80 - 2.15       6.02 -   7.49

   VT Capital Opportunities
   2011.................   264    16.82 - 18.94      4,748       0.14         0.80 - 2.15      -8.12 -  -6.86
   2010.................   301    18.30 - 20.33      5,847       0.23         0.80 - 2.15      26.75 -  28.50
   2009.................   290    14.44 - 15.82      4,415       0.54         0.80 - 2.15      42.49 -  44.46
   2008.................   289    10.13 - 10.95      3,065       0.45         0.80 - 2.15     -36.58 - -35.70
   2007.................   382    16.25 - 17.03      6,344       0.00         0.80 - 1.80     -11.19 - -10.28

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Diversified Income
   2011..............  2,041  $15.02 - 17.76    $ 32,796      10.06%       0.80 - 2.15%     -5.24 -  -3.94%
   2010..............  2,431   15.85 - 18.49      40,914      14.58        0.80 - 2.15      10.25 -  11.77
   2009..............  3,023   14.38 - 16.54      45,809       7.06        0.80 - 2.15      52.02 -  54.11
   2008..............  3,545    9.46 - 10.73      35,080       6.81        0.80 - 2.15     -32.30 - -31.37
   2007..............  4,904   13.97 - 15.64      71,148       5.14        0.80 - 2.15       1.88 -   3.29

   VT Equity Income
   2011..............  5,590    8.38 - 16.52      80,063       1.87        0.80 - 2.59      -0.71 -   1.11
   2010..............  6,698    8.44 - 16.33      95,741       1.92        0.80 - 2.59     -28.97 -  11.71
   2009..............  7,991    7.70 - 14.62     103,261       1.70        0.80 - 2.59      26.43 -  33.92
   2008..............  1,857   10.70 - 11.57      20,816       2.05        0.80 - 2.15     -32.62 - -31.69
   2007..............  2,132   15.88 - 16.93      35,171       1.40        0.80 - 2.15       0.96 -   2.36

   VT George Putnam Balanced
   2011..............  5,948   10.37 - 11.26      63,363       2.17        0.80 - 2.69       0.01 -   1.95
   2010..............  7,236   10.37 - 11.05      76,076       5.12        0.80 - 2.69       7.85 -   9.94
   2009..............  8,496    9.62 - 10.05      81,676       4.47        0.80 - 2.69      22.25 -  24.62
   2008..............  9,817    7.87 -  8.06      76,072       5.00        0.80 - 2.69     -42.32 - -41.20
   2007.............. 13,315   13.64 - 13.71     176,035       2.89        0.80 - 2.69      -1.78 -   0.14

   VT Global Asset Allocation
   2011..............  2,013   12.53 - 13.95      26,313       4.63        0.80 - 2.59      -2.99 -  -1.21
   2010..............  2,438   12.69 - 14.38      32,764       5.64        0.80 - 2.59      11.72 -  13.77
   2009..............  2,788   11.15 - 12.87      32,863       5.58        0.80 - 2.59      31.71 -  34.12
   2008..............  3,028    8.31 -  9.77      26,810       3.98        0.80 - 2.59     -35.05 - -33.86
   2007..............  3,664   12.57 - 15.05      49,585       0.54        0.80 - 2.59       0.26 -   2.11

   VT Global Equity
   2011..............  2,226    5.10 -  7.51      16,534       2.10        0.80 - 2.15      -6.99 -  -5.71
   2010..............  2,785    5.49 -  7.96      21,878       2.20        0.80 - 2.15       7.48 -   8.96
   2009..............  3,494    5.10 -  7.31      25,105       0.00        0.80 - 2.15      27.18 -  28.93
   2008..............  4,024    4.01 -  5.67      22,593       2.58        0.80 - 2.15     -46.52 - -45.79
   2007..............  5,116    7.51 - 10.46      53,911       2.20        0.80 - 2.15       6.67 -   8.15

   VT Global Health Care
   2011..............  1,982   12.02 - 13.31      23,902       0.87        0.80 - 2.49      -3.63 -  -1.97
   2010..............  2,434   12.47 - 13.58      30,167       1.95        0.80 - 2.49      -0.08 -   1.65
   2009..............  2,932   12.48 - 13.36      35,955       0.00        0.80 - 2.49      22.87 -  24.99
   2008..............  3,362   10.16 - 10.69      33,195       0.00        0.80 - 2.49     -19.14 - -17.74
   2007..............  4,274   12.57 - 12.99      51,583       0.86        0.80 - 2.49      -3.09 -  -1.40

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Global Utilities
   2011..............  1,245  $10.91 - 16.18    $ 14,107       3.65%       0.80 - 2.69%     -7.95 -  -6.16%
   2010..............  1,528   11.63 - 17.58      18,568       4.00        0.80 - 2.69      -0.90 -   1.02
   2009..............  1,865   11.51 - 17.74      22,486       3.78        0.80 - 2.69       4.47 -   6.50
   2008..............  2,221   10.81 - 16.98      25,182       2.33        0.80 - 2.69     -32.36 - -31.05
   2007..............  2,932   15.68 - 25.11      48,605       1.77        0.80 - 2.69      16.70 -  18.98

   VT Growth and Income
   2011.............. 14,617   10.96 - 11.88     141,861       1.30        0.70 - 2.69      -7.20 -  -5.31
   2010.............. 17,810   11.58 - 12.80     184,255       1.54        0.70 - 2.69      11.30 -  13.58
   2009.............. 21,905   10.19 - 11.50     200,607       2.59        0.70 - 2.69      26.32 -  28.91
   2008.............. 25,667    7.91 -  9.11     183,219       2.19        0.70 - 2.69     -40.35 - -39.12
   2007.............. 34,907   12.99 - 15.27     410,138       1.43        0.70 - 2.69      -8.58 -  -6.70

   VT Growth Opportunities
   2011..............  2,117    4.09 -  4.82       9,501       0.17        0.80 - 2.15      -6.18 -  -4.89
   2010..............  2,306    4.36 -  5.07      10,973       0.21        0.80 - 2.15      14.79 -  16.38
   2009..............  2,856    3.80 -  4.35      11,750       0.75        0.80 - 2.15      37.83 -  39.73
   2008..............  2,985    2.75 -  3.11       8,853       0.00        0.80 - 2.15     -39.02 - -38.18
   2007..............  3,715    4.52 -  5.04      17,940       0.06        0.80 - 2.15       3.13 -   4.56

   VT High Yield
   2011..............  2,500   17.89 - 18.73      45,504       8.21        0.80 - 2.59      -0.87 -   0.94
   2010..............  3,100   18.05 - 18.56      56,454       7.51        0.80 - 2.59      11.09 -  13.13
   2009..............  3,703   16.25 - 16.40      59,793      10.29        0.80 - 2.59      46.30 -  48.98
   2008..............  4,230   11.01 - 11.11      46,172      10.22        0.80 - 2.59     -27.98 - -26.66
   2007..............  5,637   15.01 - 15.42      84,132       8.15        0.80 - 2.59       0.12 -   1.97

   VT Income
   2011..............  6,875   12.76 - 17.81     102,954       9.15        0.80 - 2.54       2.34 -   4.16
   2010..............  8,791   12.47 - 17.10     127,121      11.26        0.80 - 2.54       7.08 -   8.99
   2009.............. 10,248   11.64 - 15.69     137,453       5.87        0.80 - 2.54      42.93 -  45.48
   2008.............. 12,143    8.12 - 10.78     112,751       7.83        0.80 - 2.59     -25.90 - -24.53
   2007.............. 16,149   10.96 - 14.29     200,711       5.31        0.80 - 2.59       2.48 -   4.38

   VT International Equity
   2011..............  9,304    8.45 - 11.74      93,329       3.43        0.70 - 2.59     -19.08 - -17.51
   2010.............. 10,864   10.25 - 14.51     132,418       3.50        0.70 - 2.59       1.61 -   9.26
   2009.............. 13,331    9.38 - 13.54     149,649       0.00        0.70 - 2.59      21.40 -  23.76
   2008.............. 15,307    7.58 - 11.15     139,839       2.21        0.70 - 2.59     -45.41 - -44.34
   2007.............. 19,162   13.62 - 20.43     314,634       2.98        0.70 - 2.59       5.55 -   7.61

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT International Growth
   2011..............  1,545  $ 6.02 -  9.33    $ 14,000      2.52%        0.80 - 2.15%    -19.66 - -18.55%
   2010..............  1,737    7.49 - 11.45      19,448      2.77         0.80 - 2.15       9.79 -  11.31
   2009..............  2,263    6.82 - 10.29      22,562      1.37         0.80 - 2.15      35.39 -  37.26
   2008..............  2,503    5.04 -  7.50      18,319      1.57         0.80 - 2.15     -43.72 - -42.94
   2007..............  3,053    8.95 - 13.14      39,492      0.89         0.80 - 2.15      10.77 -  12.30

   VT International Value
   2011..............  1,543    8.75 - 10.83      15,943      2.74         0.80 - 2.15     -15.63 - -14.47
   2010..............  1,943   10.37 - 12.66      23,612      3.26         0.80 - 2.15       4.82 -   6.27
   2009..............  2,451    9.90 - 11.92      28,222      0.00         0.80 - 2.15      23.48 -  25.18
   2008..............  2,829    8.02 -  9.52      26,205      1.95         0.80 - 2.15     -47.18 - -46.45
   2007..............  3,773   15.18 - 17.78      65,688      1.86         0.80 - 2.15       4.69 -   6.15

   VT Investors
   2011..............  6,981    7.46 - 11.84      53,722      1.15         0.80 - 2.44      -2.39 -  -0.76
   2010..............  8,264    7.51 - 12.13      64,481      1.24         0.80 - 2.44       4.16 -  13.01
   2009.............. 10,361    6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78
   2008.............. 10,759    5.12 -  8.55      57,782      0.25         0.80 - 2.44     -41.03 - -40.03
   2007.............. 14,393    8.54 - 14.50     128,941      0.37         0.80 - 2.44      -7.49 -  -5.93

   VT Money Market
   2011..............  8,989    9.19 - 11.86      92,775      0.01         0.80 - 2.59      -2.57 -  -0.79
   2010.............. 10,950    9.43 - 11.96     114,784      0.04         0.80 - 2.59      -2.55 -  -0.76
   2009.............. 13,389    9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59
   2008.............. 14,697    9.98 - 12.12     159,605      2.73         0.80 - 2.49       0.01 -   1.75
   2007.............. 14,737    9.95 - 11.91     157,819      4.74         0.80 - 2.54       2.13 -   3.97

   VT Multi-Cap Growth
   2011.............. 10,185    7.42 - 13.74      76,544      0.27         0.80 - 2.69      -7.63 -  -5.84
   2010.............. 12,642    7.88 - 14.88     101,745      0.25         0.80 - 2.69      16.34 -  18.60
   2009..............  8,619    6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08
   2008..............  8,465    5.07 -  9.95      44,020      0.00         0.80 - 2.69     -40.40 - -39.24
   2007.............. 10,620    8.35 - 16.69      91,485      0.00         0.80 - 2.69       2.88 -   4.89

   VT Multi-Cap Value
   2011..............    382   15.40 - 17.11       6,220      0.28         0.80 - 2.00      -7.01 -  -5.88
   2010..............    471   16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58 -  23.07
   2009..............    564   13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89
   2008..............    686    9.94 - 10.71       7,113      0.42         0.80 - 2.10     -44.03 - -43.29
   2007..............    900   17.72 - 18.89      16,547      1.58         0.80 - 2.15      -0.51 -   0.87

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable
  Trust Sub-Accounts
  (continued):
   VT Research
   2011................  2,810  $ 9.22 - 12.75    $ 25,746      0.83%        0.80 - 2.34%     -4.04 -  -2.53%
   2010................  3,483    9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66 -  15.45
   2009................  4,329    8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12
   2008................  5,038    6.20 -  8.99      31,642      1.02         0.80 - 2.34     -39.99 - -39.04
   2007................  6,452   10.17 - 14.98      66,808      0.44         0.80 - 2.34      -1.81 -  -0.25

   VT Small Cap Value
   2011................  2,623   12.06 - 13.65      43,849      0.51         0.70 - 2.30      -6.89 -  -5.39
   2010................  3,255   12.95 - 14.43      57,624      0.30         0.70 - 2.30      23.12 -  25.11
   2009................  3,821   10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62
   2008................  4,401    8.18 -  8.83      49,462      1.51         0.70 - 2.30     -40.74 - -39.78
   2007................  5,749   13.81 - 14.67     109,014      0.64         0.70 - 2.30     -14.72 - -13.33

   VT Vista
   2010 (ah)(ak).......     --     N/A -   N/A          --      0.02         0.80 - 2.69      10.72 -  12.28
   2009................  6,260    7.79 - 12.54      47,351      0.00         0.80 - 2.69      35.01 -  37.64
   2008................  4,906    5.66 -  9.29      27,891      0.00         0.80 - 2.69     -47.01 - -45.98
   2007................  6,528   10.47 - 17.53      68,837      0.00         0.80 - 2.69       1.00 -   2.97

   VT Voyager
   2011................ 11,845    7.12 - 12.48     107,441      0.00         0.70 - 2.69     -20.06 - -18.42
   2010................ 13,951    8.73 - 15.62     156,358      1.28         0.70 - 2.69      17.55 -  19.96
   2009................ 17,282    7.28 - 13.28     161,418      0.81         0.70 - 2.69      59.49 -  62.75
   2008................ 19,903    4.47 -  8.33     115,942      0.00         0.70 - 2.69     -38.73 - -37.47
   2007................ 26,242    7.15 - 13.59     244,632      0.00         0.70 - 2.69       2.67 -   4.78

Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income
   2011................     74   12.87 - 13.59         994      3.62         1.35 - 1.85       3.70 -   4.23
   2010................     75   12.41 - 13.04         967      6.74         1.35 - 1.85       5.16 -   5.70
   2009................    102   11.81 - 12.34       1,237      8.60         1.35 - 1.85       7.62 -   8.16
   2008................     88   10.97 - 12.98         993      4.32         1.15 - 1.85     -11.87 - -11.23
   2007................    139   12.45 - 14.62       1,773      3.61         1.15 - 1.85       3.49 -   4.24

--------
(ah)For the period beginning January 01, 2010 and ended September 23, 2010
(ak)On September 24, 2010 VT Vista merged into VT Multi-Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal
  Institutional Funds,
  Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Emerging Markets Equity
   2011................ 1,607   $16.60 - 24.25    $28,314       0.40%        0.70 - 2.20%    -20.00 - -18.79%
   2010................ 1,868    20.44 - 30.31     41,174       0.58         0.70 - 2.20      16.44 -  18.19
   2009................ 1,949    17.30 - 26.03     36,845       0.00         0.70 - 2.20      66.15 -  68.66
   2008................ 1,971    10.25 - 15.67     22,242       0.00         0.70 - 2.20     -57.57 - -56.93
   2007................ 2,502    23.81 - 36.93     66,623       0.44         0.70 - 2.20      37.38 -  39.47

   Van Kampen UIF Global Tactical Asset Allocation Portfolio
   2011................ 1,320    10.33 - 11.78     12,723       1.31         0.70 - 2.20      -5.77 -  -4.35
   2010................ 1,623    10.80 - 12.50     16,486       2.90         0.70 - 2.20       3.39 -   4.95
   2009................ 1,980    10.29 - 12.09     19,324       2.82         0.70 - 2.20      29.65 -  31.61
   2008................ 2,242     7.82 -  9.33     16,897       3.22         0.70 - 2.20     -45.83 - -45.01
   2007................ 2,797    14.22 - 17.22     38,584       1.49         0.70 - 2.20      12.08 -  13.79

   Van Kampen UIF Growth (ad)
   2011................ 2,255    10.11 - 13.02     24,622       0.11         0.70 - 2.69      -5.41 -  -3.48
   2010................ 2,712    10.48 - 13.77     30,980       0.12         0.70 - 2.69      19.56 -  22.00
   2009................ 3,168     8.59 - 11.51     30,116       0.00         0.70 - 2.69      61.10 -  64.40
   2008................ 3,844     5.22 -  7.15     22,578       0.20         0.70 - 2.69     -50.56 - -49.54
   2007................ 4,748    10.35 - 14.46     55,126       0.00         0.70 - 2.69      18.61 -  21.05

   Van Kampen UIF Mid Cap Growth
   2011................ 1,019    17.24 - 19.36     17,983       0.34         0.70 - 2.30      -9.23 -  -7.77
   2010................ 1,218    18.99 - 20.99     23,536       0.00         0.70 - 2.30      29.31 -  31.39
   2009................ 1,424    14.68 - 15.97     21,180       0.00         0.70 - 2.30      54.08 -  56.56
   2008................ 1,674     9.53 - 10.20     16,010       0.81         0.70 - 2.30     -47.98 - -47.14
   2007................ 2,085    18.32 - 19.30     38,132       0.00         0.70 - 2.30      19.86 -  21.81

   Van Kampen UIF U.S. Real Estate
   2011................   793    20.14 - 35.59     21,863       0.84         0.70 - 2.30       3.52 -   5.18
   2010................   972    19.46 - 33.83     25,796       2.18         0.70 - 2.30      27.01 -  29.06
   2009................ 1,134    15.32 - 26.22     23,487       2.84         0.70 - 2.30      25.43 -  27.46
   2008................ 1,251    12.21 - 20.57     20,588       3.57         0.70 - 2.30     -39.31 - -38.33
   2007................ 1,726    20.13 - 33.35     46,609       1.16         0.70 - 2.30     -18.97 - -17.65

--------
(ad) Previously known as Van Kampen UIF Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)
   2011...................   782   $19.26 - 21.05    $ 17,195      3.46%        1.29 - 2.59%      4.12 -   5.51%
   2010................... 1,023    18.26 - 20.22      21,338      4.20         1.29 - 2.59     -12.16 -   6.90
   2009................... 1,148    16.86 - 18.91      22,075      7.70         1.29 - 2.59      26.74 -  28.43
   2008................... 1,264    14.92 - 16.19      18,942      7.44         1.29 - 2.59     -17.18 - -16.08
   2007................... 1,611    15.64 - 18.02      28,786      7.28         1.29 - 2.59       3.62 -   5.01

   Van Kampen UIF Emerging Markets Equity (Class II)
   2011...................   422    27.18 - 30.49      12,492      0.36         1.29 - 2.59     -20.35 - -19.29
   2010...................   511    34.13 - 37.78      18,755      0.56         1.29 - 2.59      15.87 -  17.41
   2009...................   593    29.46 - 32.18      18,635      0.00         1.29 - 2.59      65.71 -  67.92
   2008...................   654    17.78 - 19.16      12,286      0.00         1.29 - 2.59     -57.87 - -57.30
   2007...................   945    42.19 - 44.88      41,679      0.41         1.29 - 2.59      36.80 -  38.64

   Van Kampen UIF Global Franchise (Class II)
   2011................... 2,988    17.38 - 18.99      56,372      3.31         1.29 - 2.59       6.23 -   7.65
   2010................... 3,715    16.15 - 17.87      65,406      0.54         1.29 - 2.59      11.10 -  12.58
   2009................... 4,693    14.35 - 16.09      74,017      7.63         1.29 - 2.59      26.21 -  27.89
   2008................... 5,440    12.75 - 13.74      67,172      1.73         1.29 - 2.59     -30.78 - -29.86
   2007................... 6,729    15.99 - 18.42     119,171      0.00         1.29 - 2.59       6.92 -   8.36

   Van Kampen UIF Growth (Class II) (ae)
   2011...................   509    14.25 - 14.67       7,708      0.00         1.29 - 2.59      -5.55 -  -4.29
   2010...................   633    14.89 - 15.53      10,101      0.00         1.29 - 2.59      19.44 -  21.03
   2009...................   756    12.30 - 13.00      10,008      0.00         1.29 - 2.59      60.87 -  63.02
   2008...................   921     8.08 -  8.71       7,452      0.00         1.29 - 2.59     -50.66 - -50.00
   2007................... 1,145    15.09 - 16.38      18,705      0.00         1.29 - 2.59      18.50 -  20.09

   Van Kampen UIF Mid Cap Growth (Class II)
   2011................... 1,641    11.63 - 20.65      26,252      0.25         1.29 - 2.59      -9.58 -  -8.37
   2010................... 2,000    12.70 - 22.84      35,651      0.00         1.29 - 2.59      28.85 -  30.56
   2009................... 2,520     9.72 - 17.72      34,343      0.00         1.29 - 2.59      53.29 -  55.34
   2008................... 3,170    11.56 - 12.46      27,843      0.70         1.29 - 2.59     -48.20 - -47.50
   2007................... 3,587    11.92 - 22.32      62,807      0.00         1.29 - 2.59      19.42 -  21.02

   Van Kampen UIF Small Company Growth (Class II)
   2011...................   601    17.08 - 19.16      11,112      4.01         1.29 - 2.59     -11.08 -  -9.89
   2010...................   752    19.20 - 21.26      15,510      0.00         1.29 - 2.59      23.28 -  24.93
   2009...................   886    15.58 - 17.02      14,682      0.00         1.29 - 2.59      42.85 -  44.75
   2008................... 1,011    10.90 - 11.76      11,622      0.00         1.29 - 2.59     -41.98 - -41.21
   2007................... 1,182    18.79 - 19.99      23,184      0.00         1.29 - 2.59       0.28 -   1.63

--------
(ae)Previously known as Van Kampen UIF Capital Growth (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                           ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the The
  Universal Institutional
  Funds, Inc. (Class II)
  Sub-Accounts
  (continued):
   Van Kampen UIF U.S. Real Estate (Class II)
   2011................... 1,894   $22.71 - 22.98    $45,526       0.54%        1.29 - 2.59%      2.93 -   4.30%
   2010................... 2,367    21.78 - 22.14     54,626       1.97         1.29 - 2.69      26.05 -  27.86
   2009................... 2,830    17.03 - 17.56     51,314       2.71         1.29 - 2.69      25.03 -  26.84
   2008................... 3,317    14.05 - 15.33     47,539       2.88         1.29 - 2.69     -39.73 - -38.86
   2007................... 3,776    21.96 - 23.31     88,472       1.01         1.29 - 2.69     -19.51 - -18.35

ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                        -----------------------
                                                                                         2011    2010     2009
($ IN MILLIONS)                                                                         ------  ------  -------
REVENUES
   Premiums (net of reinsurance ceded of $447, $485 and $528)                           $  624  $  592  $   581
   Contract charges (net of reinsurance ceded of $283, $291 and $278)                    1,008     991      952
   Net investment income                                                                 2,637   2,760    2,974
   Realized capital gains and losses:
       Total other-than-temporary impairment losses                                       (279)   (591)  (1,592)
       Portion of loss recognized in other comprehensive income                            (14)    (45)     316
                                                                                        ------  ------  -------
          Net other-than-temporary impairment losses recognized in earnings               (293)   (636)  (1,276)
       Sales and other realized capital gains and losses                                   683     123      856
                                                                                        ------  ------  -------
          Total realized capital gains and losses                                          390    (513)    (420)
                                                                                        ------  ------  -------
                                                                                         4,659   3,830    4,087
                                                                                        ------  ------  -------
COSTS AND EXPENSES
   Contract benefits (net of reinsurance ceded of $631, $673 and $601)                   1,502   1,496    1,402
   Interest credited to contractholder funds (net of reinsurance ceded of $27,
     $32 and $32)                                                                        1,608   1,764    2,076
   Amortization of deferred policy acquisition costs                                       513     272      888
   Operating costs and expenses                                                            316     329      321
   Restructuring and related charges                                                         1      (3)      24
   Interest expense                                                                         45      44       42
                                                                                        ------  ------  -------
                                                                                         3,985   3,902    4,753
                                                                                        ------  ------  -------
Gain on disposition of operations                                                            7       6        7
                                                                                        ------  ------  -------
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAX EXPENSE (BENEFIT)                          681     (66)    (659)
Income tax expense (benefit)                                                               221     (38)    (112)
                                                                                        ------  ------  -------
NET INCOME (LOSS)                                                                          460     (28)    (547)
                                                                                        ------  ------  -------
OTHER COMPREHENSIVE INCOME, AFTER-TAX
   Change in unrealized net capital gains and losses                                       250   1,283    1,899
   Change in unrealized foreign currency translation adjustments                            (1)     --       --
                                                                                        ------  ------  -------
       OTHER COMPREHENSIVE INCOME, AFTER-TAX                                               249   1,283    1,899
                                                                                        ------  ------  -------
COMPREHENSIVE INCOME                                                                    $  709  $1,255  $ 1,352
                                                                                        ======  ======  =======

                See notes to consolidated financial statements.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                                                           DECEMBER 31,
                                                                                         ----------------
                                                                                           2011     2010
($ IN MILLIONS, EXCEPT PAR VALUE DATA)                                                   -------  -------
ASSETS
Investments
   Fixed income securities, at fair value (amortized cost $43,481 and $47,486)           $45,428  $48,214
   Mortgage loans                                                                          6,546    6,553
   Equity securities, at fair value (cost $143 and $164)                                     179      211
   Limited partnership interests                                                           1,612    1,272
   Short-term, at fair value (amortized cost $593 and $1,257)                                593    1,257
   Policy loans                                                                              833      841
   Other                                                                                   1,086    1,094
                                                                                         -------  -------
       Total investments                                                                  56,277   59,442
Cash                                                                                         310      118
Deferred policy acquisition costs                                                          2,588    2,982
Reinsurance recoverables                                                                   4,457    4,277
Accrued investment income                                                                    520      522
Other assets                                                                                 406      420
Separate Accounts                                                                          6,984    8,676
                                                                                         -------  -------
          TOTAL ASSETS                                                                   $71,542  $76,437
                                                                                         =======  =======
LIABILITIES
Contractholder funds                                                                     $41,669  $46,458
Reserve for life-contingent contract benefits                                             13,709   12,752
Unearned premiums                                                                             23       27
Payable to affiliates, net                                                                    97      118
Other liabilities and accrued expenses                                                     1,043    1,454
Deferred income taxes                                                                        971      643
Notes due to related parties                                                                 700      677
Separate Accounts                                                                          6,984    8,676
                                                                                         -------  -------
          TOTAL LIABILITIES                                                               65,196   70,805
                                                                                         -------  -------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTES 7 AND 11)
SHAREHOLDER'S EQUITY
Redeemable preferred stock - series A, $100 par value, 1,500,000 shares
  authorized, none issued                                                                     --       --
Redeemable preferred stock - series B, $100 par value, 1,500,000 shares
  authorized, none issued                                                                     --       --
Common stock, $227 par value, 23,800 shares authorized and outstanding                         5        5
Additional capital paid-in                                                                 3,190    3,189
Retained income                                                                            2,377    1,913
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital losses on fixed income securities with OTTI                   (103)    (100)
       Other unrealized net capital gains and losses                                       1,380      587
       Unrealized adjustment to DAC, DSI and insurance reserves                             (502)      38
                                                                                         -------  -------
          Total unrealized net capital gains and losses                                      775      525
       Unrealized foreign currency translation adjustments                                    (1)      --
                                                                                         -------  -------
          Total accumulated other comprehensive income                                       774      525
                                                                                         -------  -------
          TOTAL SHAREHOLDER'S EQUITY                                                       6,346    5,632
                                                                                         -------  -------
          TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                                     $71,542  $76,437
                                                                                         =======  =======

                See notes to consolidated financial statements.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                       YEAR ENDED DECEMBER 31,
                                                                       -----------------------
                                                                        2011    2010     2009
($ IN MILLIONS)                                                        ------  ------  -------
COMMON STOCK                                                           $    5  $    5  $     5
                                                                       ------  ------  -------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year                                              3,189   3,189    2,475
Gain on purchase of investments from affiliate (see Note 4)                 1      --       --
Capital contributions                                                      --      --      697
Forgiveness of payable due to parent (see Note 4)                          --      --       17
                                                                       ------  ------  -------
Balance, end of year                                                    3,190   3,189    3,189
                                                                       ------  ------  -------
RETAINED INCOME
Balance, beginning of year                                              1,913   1,969    2,066
Net income (loss)                                                         460     (28)    (547)
Forgiveness of payable due to parent (see Note 4)                           4      --        5
Cumulative effect of change in accounting principle                        --     (28)     481
Loss on transfers of investments to/from parent (see Note 4)               --      --      (36)
                                                                       ------  ------  -------
Balance, end of year                                                    2,377   1,913    1,969
                                                                       ------  ------  -------
ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                                525    (777)  (2,337)
Change in unrealized net capital gains and losses                         250   1,283    1,899
Change in unrealized foreign currency translation adjustments              (1)     --       --
Cumulative effect of change in accounting principle                        --      19     (339)
                                                                       ------  ------  -------
Balance, end of year                                                      774     525     (777)
                                                                       ------  ------  -------
TOTAL SHAREHOLDER'S EQUITY                                             $6,346  $5,632  $ 4,386
                                                                       ======  ======  =======

                See notes to consolidated financial statements.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                          ----------------------------
                                                                                            2011      2010      2009
($ IN MILLIONS)                                                                           --------  --------  --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                                         $    460  $    (28) $   (547)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
   Amortization and other non-cash items                                                       (61)     (144)     (277)
   Realized capital gains and losses                                                          (390)      513       420
   Gain on disposition of operations                                                            (7)       (6)       (7)
   Interest credited to contractholder funds                                                 1,608     1,764     2,076
   Changes in:
       Policy benefit and other insurance reserves                                            (568)     (343)     (446)
       Unearned premiums                                                                        (4)       (3)       (2)
       Deferred policy acquisition costs                                                       195      (111)      485
       Reinsurance recoverables, net                                                          (259)     (365)     (236)
       Income taxes                                                                            159       601       412
       Other operating assets and liabilities                                                  (46)       74       (29)
                                                                                          --------  --------  --------
          Net cash provided by operating activities                                          1,087     1,952     1,849
                                                                                          --------  --------  --------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales
   Fixed income securities                                                                  11,490    10,666    13,621
   Equity securities                                                                            70        92        35
   Limited partnership interests                                                               175       110        78
   Mortgage loans                                                                               97       112       335
   Other investments                                                                           153        82       485
Investment collections
   Fixed income securities                                                                   3,072     2,800     3,652
   Mortgage loans                                                                              692     1,051     1,695
   Other investments                                                                            93       109       105
Investment purchases
   Fixed income securities                                                                 (10,002)  (11,361)  (16,720)
   Equity securities                                                                           (14)      (54)     (102)
   Limited partnership interests                                                              (397)     (276)     (209)
   Mortgage loans                                                                             (820)      (98)      (18)
   Other investments                                                                          (340)     (133)      (26)
Change in short-term investments, net                                                          463       266     2,275
Change in other investments, net                                                              (280)     (159)     (193)
                                                                                          --------  --------  --------
          Net cash provided by investing activities                                          4,452     3,207     5,013
                                                                                          --------  --------  --------
CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder fund deposits                                                                 1,871     2,343     3,340
Contractholder fund withdrawals                                                             (7,218)   (7,525)  (10,400)
Repayment of note due to related party                                                          --        (4)       --
Capital contributions                                                                           --        --       250
                                                                                          --------  --------  --------
          Net cash used in financing activities                                             (5,347)   (5,186)   (6,810)
                                                                                          --------  --------  --------
NET INCREASE (DECREASE) IN CASH                                                                192       (27)       52
CASH AT BEGINNING OF YEAR                                                                      118       145        93
                                                                                          --------  --------  --------
CASH AT END OF YEAR                                                                       $    310  $    118  $    145
                                                                                          ========  ========  ========

                See notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. GENERAL

BASIS OF PRESENTATION

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

   The Company sells life insurance, retirement and investment products and voluntary accident and health insurance. The principal individual products are interest-sensitive, traditional and variable life insurance, and fixed annuities including deferred and immediate. The institutional product line, which the Company most recently offered in 2008, consists primarily of funding agreements sold to unaffiliated trusts that use them to back medium-term notes issued to institutional and individual investors. The following table summarizes premiums and contract charges by product.

                                                        2011   2010   2009
($ IN MILLIONS)                                        ------ ------ ------
PREMIUMS
   Traditional life insurance                          $  420 $  399 $  387
   Immediate annuities with life contingencies            106     97    102
   Accident and health insurance                           98     96     92
                                                       ------ ------ ------
       TOTAL PREMIUMS                                     624    592    581
CONTRACT CHARGES
   Interest-sensitive life insurance                      975    952    907
   Fixed annuities                                         33     39     45
                                                       ------ ------ ------
       TOTAL CONTRACT CHARGES                           1,008    991    952
                                                       ------ ------ ------
          TOTAL PREMIUMS AND CONTRACT CHARGES          $1,632 $1,583 $1,533
                                                       ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2011, the top geographic locations for statutory premiums and annuity considerations were California, Nebraska, Texas, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products to individuals through multiple distribution channels, including Allstate exclusive agencies and exclusive financial specialists, independent agents (including master brokerage agencies), specialized structured settlement brokers and directly through call centers and the internet.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS

   Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at outstanding principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of bank loans, derivatives and notes due from related party. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Derivatives are carried at fair value. Notes due from related party are carried at outstanding principal balances.

   Investment income primarily consists of interest, dividends, income from cost method limited partnership interests and income from certain derivative transactions. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for certain RMBS, CMBS and ABS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For beneficial interests in securitized financial assets not of high credit quality, the effective yield is recalculated on a prospective basis. For other RMBS, CMBS and ABS, the effective yield is recalculated on a retrospective basis. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans and bank loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including calls and principal payments, are determined on a specific identification basis. Income from EMA limited partnership interests is recognized based on the Company's share of the earnings of the partnerships, and is recognized on a delay due to the availability of the related financial statements. Income recognition on hedge funds is generally on a one month delay and income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay.

   The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security's fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income ("OCI"). The Company recognizes other-than-temporary impairment losses on equity securities in earnings when the decline in fair value is considered other than temporary including when the Company does not have the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis.

DERIVATIVE AND EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps and floors, warrants, foreign currency swaps and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

SECURITIES LOANED

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments and fixed income securities. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to redeem the securities loaned on short notice.

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index, such as LIBOR, or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

   Costs that vary with and are primarily related to acquiring life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of persistency, mortality, expenses, and hedges if applicable. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $13 million and $15 million as of December 31, 2011 and 2010, respectively. Amortization expense of the present value of future profits was $2 million, $1 million and $3 million in 2011, 2010 and 2009, respectively.

REINSURANCE

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

GOODWILL

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2011 and 2010. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2011 or 2010.

INCOME TAXES

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are DAC, unrealized capital gains and losses on certain investments, differences in tax bases of invested assets and insurance reserves. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

CONTRACTHOLDER FUNDS

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

SEPARATE ACCOUNTS

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance-sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 7 and
Note 11).

ADOPTED ACCOUNTING STANDARDS

Consolidation Analysis Considering Investments Held through Separate Accounts

   In April 2010, the Financial Accounting Standards Board ("FASB") issued guidance clarifying that an insurer is not required to combine interests in investments held in a qualifying separate account with its interests in the same investments held in the general account when performing a consolidation evaluation. The adoption of this guidance as of January 1, 2011 had no impact on the Company's results of operations or financial position.

Disclosure of Supplementary Pro Forma Information for Business Combinations

   In December 2010, the FASB issued disclosure guidance for entities that enter into material business combinations. The guidance specifies that if an entity presents comparative financial statements, it should disclose pro forma revenue and earnings of the combined entity as though the business combination that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period. The guidance expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination. The Company will apply the guidance to any material business combinations entered into on or after January 1, 2011.

Criteria for Classification as a Troubled Debt Restructuring ("TDR")

   In April 2011, the FASB issued clarifying guidance related to determining whether a loan modification or restructuring should be classified as a TDR. The additional guidance provided pertains to the two criteria used to determine whether a TDR exists, whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. The guidance related to the identification of a TDR is to be applied retrospectively to the beginning of the annual period of adoption. The measurement of impairment on a TDR identified under this guidance is effective prospectively. Additional disclosures about TDRs of financing receivables are also required. The adoption of this guidance as of July 1, 2011 did not have a material effect on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARDS

Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts

   In October 2010, the FASB issued guidance modifying the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance contracts. The guidance specifies that the costs must be directly related to the successful acquisition of insurance contracts. The guidance also specifies that advertising costs should be included as deferred acquisition costs only when the direct-response advertising accounting criteria are met. The new guidance is effective for reporting periods beginning after December 15, 2011. The Company will adopt the new guidance retrospectively. Upon adoption on January 1, 2012, the DAC balance will be reduced by an estimated $423 million with a corresponding decrease to shareholder's equity of an estimated $279 million, net of taxes. In future periods, operating costs and expenses will increase since a lower amount of acquisition costs will be capitalized, which will be partially offset by a decrease in amortization of DAC due to the retrospective reduction of the DAC balance.

Criteria for Determining Effective Control for Repurchase Agreements

   In April 2011, the FASB issued guidance modifying the assessment criteria of effective control for repurchase agreements. The new guidance removes the criteria requiring an entity to have the ability to repurchase or redeem financial assets on substantially the agreed terms and the collateral maintenance guidance related to that criteria. The guidance is to be applied prospectively to transactions or modifications of existing transactions that occur during reporting periods beginning on or after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to the Company's results of operations or financial position.

Amendments to Fair Value Measurement and Disclosure Requirements

   In May 2011, the FASB issued guidance that clarifies the application of existing fair value measurement and disclosure requirements and amends certain fair value measurement principles, requirements and disclosures. Changes were made to improve consistency in global application. The guidance is to be applied prospectively for reporting periods beginning after December 15, 2011. Early adoption is not permitted. The impact of adoption is not expected to be material to the Company's results of operations or financial position.

Presentation of Comprehensive Income

   In June and December 2011, the FASB issued guidance amending the presentation of comprehensive income and its components. Under the new guidance, a reporting entity has the option to present comprehensive income in a single continuous statement or in two separate but consecutive statements. The guidance is effective for reporting periods beginning after December 15, 2011 and is to be applied retrospectively. The new guidance affects presentation only and will have no impact on the Company's results of operations or financial position.

Disclosures about Offsetting Assets and Liabilities for Financial Instruments and Derivative Instruments

   In December 2011, the FASB issued guidance requiring expanded disclosures, including both gross and net information, for financial instruments and derivative instruments that are either offset in the reporting entity's financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The guidance is effective for reporting periods beginning on or after January 1, 2013 and is to be applied retrospectively. The new guidance affects disclosures only and will have no impact on the Company's results of operations or financial position.

3. SUPPLEMENTAL CASH FLOW INFORMATION

   Non-cash investment exchanges, including modifications of certain mortgage loans (primarily refinances at maturity with no concessions granted to the borrower), fixed income securities, limited partnerships and other investments, as well as mergers completed with equity securities, totaled $486 million, $621 million and $372 million for the years ended December 31, 2011, 2010 and 2009, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $220 million, $461 million and $449 million as of December 31, 2011, 2010 and 2009, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") derivatives were $43 million, $4 million and $168 million as of December 31, 2011, 2010 and 2009, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                2011   2010   2009
($ IN MILLIONS)                                -----  -----  -----
NET CHANGE IN PROCEEDS MANAGED
Net change in short-term investments           $ 202  $ 152  $(277)
                                               -----  -----  -----
   Operating cash flow provided (used)         $ 202  $ 152  $(277)
                                               =====  =====  =====
NET CHANGE IN LIABILITIES
Liabilities for collateral, beginning of year  $(465) $(617) $(340)
Liabilities for collateral, end of year         (263)  (465)  (617)
                                               -----  -----  -----
   Operating cash flow (used) provided         $(202) $(152) $ 277
                                               =====  =====  =====

   In 2011, a payable associated with the pension benefit obligations due to AIC totaling $4 million was forgiven. In 2009, a payable associated with postretirement benefit obligations due to AIC totaling $22 million was forgiven. The forgiveness of the payables reflect non-cash financing activities.

   In 2009, the Company recorded a non-cash capital contribution from AIC totaling $447 million and transferred to an unconsolidated affiliate a $25 million surplus note issued by a consolidated subsidiary in exchange for a note receivable with a principal sum equal to that of the surplus note (see Note 4).

4. RELATED PARTY TRANSACTIONS

BUSINESS OPERATIONS

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 15), allocated to the Company were $399 million, $404 million and $435 million in 2011, 2010 and 2009, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

STRUCTURED SETTLEMENT ANNUITIES

   The Company issued $56 million, $54 million and $49 million of structured settlement annuities, a type of immediate annuity, in 2011, 2010 and 2009, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $11 million, $11 million and $6 million relate to structured settlement annuities with life contingencies and are included in premium revenue for 2011, 2010 and 2009, respectively.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001.

ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.79 billion and $4.83 billion as of December 31, 2011 and 2010, respectively.

BROKER-DEALER AGREEMENT

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $15 million, $10 million and $10 million in 2011, 2010 and 2009, respectively.

REINSURANCE TRANSACTIONS

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 9.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

INCOME TAXES

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 12).

NOTES DUE TO RELATED PARTIES

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                2011 2010
($ IN MILLIONS)                                 ---- ----
7.00% Note, due 2017, to AHL                    $  1 $  2
5.80% Note, due 2018, to AHL                       3   --
5.75% Note, due 2018, to AIC                      10   --
5.75% Note, due 2018, to AIC                       4   --
6.35% Note, due 2018, to AIC                       7   --
7.00% Surplus Note, due 2028, to AIC /(1)/       400  400
6.74% Surplus Note, due 2029, to Kennett /(1)/    25   25
5.06% Surplus Note, due 2035, to Kennett /(1)/   100  100
6.18% Surplus Note, due 2036, to Kennett /(1)/   100  100
5.93% Surplus Note, due 2038, to Kennett /(1)/    50   50
                                                ---- ----
   Total notes due to related parties           $700 $677
                                                ==== ====

--------
/(1)/ No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2011 and 2010 on all notes except the $400 million note for which approval was not sought in 2010.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In 2011, 2010 and 2009, the Company recorded net investment income on these notes of $15 million, $15 million and $14 million, respectively. In 2011, 2010 and 2009, the Company incurred $16 million, $16 million and $14 million, respectively, of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In each of 2011, 2010 and 2009, the Company incurred interest expense on this surplus note of $28 million.

   In March 2010, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AHL, an unconsolidated affiliate of ALIC, RBI purchased from AHL mortgage loans with a fair value of $6 million on the date of sale and issued a 7.00% note due
March 26, 2017 to AHL for the same amount. In 2011 and 2010, RBI repaid $1 million and $4 million, respectively, of principal on this note. In June 2011, RBI purchased from AHL mortgage loans with a fair value of $3 million on the date of sale and issued a 5.80% note due June 17, 2018 to AHL for the same amount. Since the transactions were between affiliates under common control, the mortgage loans were recorded by RBI at AHL's carrying value on the date of sale. The mortgage loans that were purchased were impaired loans; therefore, their carrying value on the date of sale equaled fair value. In each of 2011 and 2010, the Company incurred interest expense on these notes of $0.2 million.

   In March 2011, in accordance with an asset purchase agreement between RBI and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2011, the Company incurred interest expense on these notes of $0.7 million.

LIQUIDITY AND INTERCOMPANY LOAN AGREEMENTS

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2011 or 2010.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2011 or 2010.

   On December 20, 2010, AHL entered into a Revolving Loan Credit Agreement ("Credit Agreement") with RBI, a consolidated subsidiary of ALIC, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2011 or 2010.

INVESTMENT PURCHASES AND SALES

   In November 2011, Allstate Finance Company, LLC ("AFC"), a consolidated subsidiary of ALIC, paid $176 million in cash to purchase commercial loans issued to insurance agents of AIC ("agent loans") with a fair value of $175 million on the date of sale and $1 million of accrued investment income from Allstate Bank, an unconsolidated affiliate of ALIC. Since the transaction was between affiliates under common control, the agent loans were recorded by AFC at Allstate Bank's carrying value on the date of sale, which was the outstanding unpaid principal balance, net of valuation allowance and deferred fees, of $176 million and $1 million of accrued investment income. The $1 million difference between the fair value of assets received and Allstate
Bank's carrying value was recorded as an increase to additional capital paid-in.

   In December 2009, the Company sold investments to AIC. The Company received proceeds of $28 million for the investments, which included fixed income securities and a bank loan with a fair value on the date of sale of $17 million and $11 million, respectively. The amortized cost basis of the fixed income securities and bank loan on the date of sale was $46 million and $12 million, respectively. The loss on sale of $20 million after-tax ($30 million pre-tax) was recorded as a decrease to retained income since the sale of the investments was between affiliates under common control.

CAPITAL CONTRIBUTIONS

   In December 2009, the Company received a capital contribution from AIC totaling $447 million, which was recorded as additional capital paid-in. The capital contribution included fixed income securities with a fair value and amortized cost basis of $442 million and $424 million, respectively, and accrued investment income of $5 million. Since the transfer of the fixed income securities was between affiliates under common control, the securities were recorded by the Company at AIC's amortized cost basis on the date of transfer with the difference between amortized cost and fair value recorded as a decrease to retained income of $16 million after-tax ($18 million pre-tax).

   In March 2009, the Company received a capital contribution from AIC of $250 million, which was paid in cash and recorded as additional capital paid-in.

   The Company and AIC have a Capital Support Agreement that went into effect in 2007. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2011, no capital had been provided by AIC under this agreement. All capital contributions to the Company subsequent to this agreement going into effect were discretionary and were made by AIC outside of the terms of this agreement.

PENSION AND POSTRETIREMENT BENEFIT PLANS

   Effective November 30, 2011, the Corporation became the sponsor of the defined benefit pension plans that cover most full-time employees, certain part-time employees and employee-agents. Prior to November 30, 2011, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $4 million were forgiven which was recorded as an increase to retained income.

   Effective September 30, 2009, the Corporation became the sponsor of a group medical plan and a group life insurance plan to provide covered benefits to certain retired employees ("postretirement benefits"). Prior to September 30, 2009, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $22 million were forgiven. The forgiveness of this liability was recorded as an increase in additional capital paid-in of $17 million and an increase to retained income of $5 million.

5. INVESTMENTS

FAIR VALUES

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                             GROSS UNREALIZED
                                   AMORTIZED ----------------  FAIR
                                     COST    GAINS    LOSSES   VALUE
($ IN MILLIONS)                    --------- ------  -------  -------
DECEMBER 31, 2011
U.S. government and agencies        $ 2,502  $  241  $    --  $ 2,743
Municipal                             4,380     426     (114)   4,692
Corporate                            28,496   2,234     (326)  30,404
Foreign government                      927     142       (1)   1,068
RMBS                                  2,954      74     (314)   2,714
CMBS                                  1,862      45     (224)   1,683
ABS                                   2,345      44     (281)   2,108
Redeemable preferred stock               15       1       --       16
                                    -------  ------  -------  -------
   Total fixed income securities    $43,481  $3,207  $(1,260) $45,428
                                    =======  ======  =======  =======
DECEMBER 31, 2010
U.S. government and agencies        $ 3,258  $  245  $    (9) $ 3,494
Municipal                             5,179      88     (294)   4,973
Corporate                            27,509   1,510     (369)  28,650
Foreign government                    1,962     303       (8)   2,257
RMBS                                  4,674     132     (451)   4,355
CMBS                                  2,121      56     (274)   1,903
ABS                                   2,768      88     (289)   2,567
Redeemable preferred stock               15      --       --       15
                                    -------  ------  -------  -------
   Total fixed income securities    $47,486  $2,422  $(1,694) $48,214
                                    =======  ======  =======  =======

SCHEDULED MATURITIES

   The scheduled maturities for fixed income securities are as follows as of December 31, 2011:

                                        AMORTIZED  FAIR
                                          COST     VALUE
($ IN MILLIONS)                         --------- -------
Due in one year or less                  $ 1,604  $ 1,626
Due after one year through five years     10,954   11,434
Due after five years through ten years    13,476   14,573
Due after ten years                       12,148   12,973
                                         -------  -------
                                          38,182   40,606
RMBS and ABS                               5,299    4,822
                                         -------  -------
   Total                                 $43,481  $45,428
                                         =======  =======

   Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

   Net investment income for the years ended December 31 is as follows:

                                        2011    2010    2009
($ IN MILLIONS)                        ------  ------  ------
Fixed income securities                $2,264  $2,476  $2,595
Mortgage loans                            345     377     488
Equity securities                           7       5       5
Limited partnership interests              49      21       8
Short-term investments                      3       3      13
Other                                      71     (16)    (39)
                                       ------  ------  ------
   Investment income, before expense    2,739   2,866   3,070
   Investment expense                    (102)   (106)    (96)
                                       ------  ------  ------
       Net investment income           $2,637  $2,760  $2,974
                                       ======  ======  ======

REALIZED CAPITAL GAINS AND LOSSES

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                        2011   2010   2009
($ IN MILLIONS)                        -----  -----  -----
Fixed income securities                $ 539  $(370) $(255)
Mortgage loans                           (23)   (71)  (143)
Equity securities                         14     36    (21)
Limited partnership interests             62     17   (283)
Derivatives                             (203)  (124)   357
Other                                      1     (1)   (75)
                                       -----  -----  -----
   Realized capital gains and losses   $ 390  $(513) $(420)
                                       =====  =====  =====

   Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                            2011   2010    2009
($ IN MILLIONS)                                            -----  -----  -------
Impairment write-downs                                     $(242) $(494) $(1,009)
Change in intent write-downs                                 (51)  (142)    (267)
                                                           -----  -----  -------
   Net other-than-temporary impairment losses recognized
     in earnings                                            (293)  (636)  (1,276)
Sales                                                        823    215      637
Valuation of derivative instruments                         (224)   (94)     315
Settlements of derivative instruments                         22    (31)      41
EMA limited partnership income                                62     33     (137)
                                                           -----  -----  -------
   Realized capital gains and losses                       $ 390  $(513) $  (420)
                                                           =====  =====  =======

   Gross gains of $835 million, $454 million and $931 million and gross losses of $124 million, $343 million and $267 million were realized on sales of fixed income securities during 2011, 2010 and 2009, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                                    2011                   2010                     2009
                                           ---------------------  ---------------------  -------------------------
                                                  INCLUDED               INCLUDED                 INCLUDED
                                           GROSS   IN OCI   NET   GROSS   IN OCI   NET    GROSS    IN OCI    NET
($ IN MILLIONS)                            -----  -------- -----  -----  -------- -----  -------  -------- -------
Fixed income securities:
   Municipal                               $ (14)   $ (3)  $ (17) $(101)   $ 17   $ (84) $   (25)   $ --   $   (25)
   Corporate                                 (28)      6     (22)   (51)      1     (50)    (188)    (11)     (199)
   Foreign government                         --      --      --     --      --      --      (17)     --       (17)
   RMBS                                     (111)    (20)   (131)  (236)    (20)   (256)    (434)    251      (183)
   CMBS                                      (66)      1     (65)   (93)    (27)   (120)    (411)    102      (309)
   ABS                                        (8)      2      (6)   (13)    (16)    (29)    (201)    (26)     (227)
                                           -----    ----   -----  -----    ----   -----  -------    ----   -------
       Total fixed income securities        (227)    (14)   (241)  (494)    (45)   (539)  (1,276)    316      (960)
Mortgage loans                               (33)     --     (33)   (71)     --     (71)    (102)     --      (102)
Equity securities                             (5)     --      (5)    --      --      --      (29)     --       (29)
Limited partnership interests                 (3)     --      (3)   (23)     --     (23)    (148)     --      (148)
Other                                        (11)     --     (11)    (3)     --      (3)     (37)     --       (37)
                                           -----    ----   -----  -----    ----   -----  -------    ----   -------
   Other-than-temporary impairment
     losses                                $(279)   $(14)  $(293) $(591)   $(45)  $(636) $(1,592)   $316   $(1,276)
                                           =====    ====   =====  =====    ====   =====  =======    ====   =======

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $90 million and $213 million as of December 31, 2011 and 2010, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                     DECEMBER 31, DECEMBER 31,
                         2011         2010
($ IN MILLIONS)      ------------ ------------
Municipal               $  (5)       $ (17)
Corporate                  (6)          (1)
RMBS                     (198)        (258)
CMBS                      (19)         (49)
ABS                       (21)         (41)
                        -----        -----
   Total                $(249)       $(366)
                        =====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                                                                            2011   2010    2009
($ IN MILLIONS)                                                                                            -----  -----  -------
Beginning balance                                                                                          $(701) $(808) $    --
Beginning balance of cumulative credit loss for securities held as of April 1, 2009                           --     --   (1,059)
Cumulative effect of change in accounting principle                                                           --     81       --
Additional credit loss for securities previously other-than-temporarily impaired                             (76)  (221)    (111)
Additional credit loss for securities not previously other-than-temporarily impaired                        (114)  (183)    (411)
Reduction in credit loss for securities disposed or collected                                                288    399      773
Reduction in credit loss for securities the Company has made the decision to sell or more likely than not
  will be required to sell                                                                                    13     27       --
Change in credit loss due to accretion of increase in cash flows                                               9      4       --
                                                                                                           -----  -----  -------
Ending balance                                                                                             $(581) $(701) $  (808)
                                                                                                           =====  =====  =======

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

UNREALIZED NET CAPITAL GAINS AND LOSSES

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                                 GROSS UNREALIZED UNREALIZED NET
                                                         FAIR    ---------------- --------------
($ IN MILLIONS)                                          VALUE   GAINS    LOSSES  GAINS (LOSSES)
DECEMBER 31, 2011                                       -------  ------  -------  --------------
Fixed income securities                                 $45,428  $3,207  $(1,260)     $1,947
Equity securities                                           179      38       (2)         36
Short-term investments                                      593      --       --          --
Derivative instruments /(1)/                                (12)      3      (15)        (12)
EMA limited partnership interests /(2)/                                                    1
                                                                                      ------
   Unrealized net capital gains and losses, pre-tax                                    1,972
Amounts recognized for:
   Insurance reserves /(3)/                                                             (637)
   DAC and DSI /(4)/                                                                    (135)
                                                                                      ------
       Amounts recognized                                                               (772)
   Deferred income taxes                                                                (425)
                                                                                      ------
   Unrealized net capital gains and losses, after-tax                                 $  775
                                                                                      ======

--------
/(1)/ Included in the fair value of derivative instruments are $(5) million classified as assets and $7 million classified as liabilities.
/(2)/ Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
/(3)/ The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/ The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                                          GROSS UNREALIZED UNREALIZED NET
                                                                  FAIR    ---------------- --------------
                                                                  VALUE   GAINS    LOSSES  GAINS (LOSSES)
DECEMBER 31, 2010                                                -------  ------  -------  --------------
Fixed income securities                                          $48,214  $2,422  $(1,694)     $ 728
Equity securities                                                    211      48       (1)        47
Short-term investments                                             1,257      --       --         --
Derivative instruments /(1)/                                         (17)      2      (19)       (17)
                                                                                               -----
   Unrealized net capital gains and losses, pre-tax                                              758
Amounts recognized for:
   Insurance reserves                                                                            (41)
   DAC and DSI                                                                                    98
                                                                                               -----
       Amounts recognized                                                                         57
   Deferred income taxes                                                                        (290)
                                                                                               -----
   Unrealized net capital gains and losses, after-tax                                          $ 525
                                                                                               =====

--------
/(1)/ Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                                  2011    2010     2009
($ IN MILLIONS)                                                  ------  ------  -------
Fixed income securities                                          $1,219  $2,912  $ 4,506
Equity securities                                                   (11)     23       48
Short-term investments                                               --      --       (3)
Derivative instruments                                                5       1      (32)
EMA limited partnership interests                                     1      --       --
                                                                 ------  ------  -------
       Total                                                      1,214   2,936    4,519
Amounts recognized for:
   Insurance reserves                                              (596)    (41)     378
   DAC and DSI                                                     (233)   (892)  (2,503)
                                                                 ------  ------  -------
       Amounts recognized                                          (829)   (933)  (2,125)
   Deferred income taxes                                           (135)   (701) $  (834)
                                                                 ------  ------  -------
   Increase in unrealized net capital gains and losses           $  250  $1,302  $ 1,560
                                                                 ======  ======  =======

PORTFOLIO MONITORING

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings. For equity securities managed by a third party, the

Company has contractually retained its decision making authority as it pertains to selling equity securities that are in an unrealized loss position.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

                                                          LESS THAN 12 MONTHS          12 MONTHS OR MORE
                                                      --------------------------  --------------------------    TOTAL
                                                       NUMBER   FAIR   UNREALIZED  NUMBER   FAIR   UNREALIZED UNREALIZED
                                                      OF ISSUES VALUE    LOSSES   OF ISSUES VALUE    LOSSES     LOSSES
($ IN MILLIONS)                                       --------- ------ ---------- --------- ------ ---------- ----------
DECEMBER 31, 2011
Fixed income securities
   Municipal                                               8    $   67   $  (7)       97    $  624  $  (107)   $  (114)
   Corporate                                             226     2,025     (72)      100     1,207     (254)      (326)
   Foreign government                                      7        41      (1)        1         1       --         (1)
   RMBS                                                  140       152      (4)      161       809     (310)      (314)
   CMBS                                                   42       361     (47)       68       488     (177)      (224)
   ABS                                                    32       255     (13)      107     1,010     (268)      (281)
   Redeemable preferred stock                              1        --      --        --        --       --         --
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     456     2,901    (144)      534     4,139   (1,116)    (1,260)
Equity securities                                          3        35      (2)       --        --       --         (2)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income and equity securities          459    $2,936   $(146)      534    $4,139  $(1,116)   $(1,262)
                                                         ===    ======   =====       ===    ======  =======    =======
Investment grade fixed income securities                 351    $2,439   $(111)      328    $2,869  $  (626)   $  (737)
Below investment grade fixed income securities           105       462     (33)      206     1,270     (490)      (523)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     456    $2,901   $(144)      534    $4,139  $(1,116)   $(1,260)
                                                         ===    ======   =====       ===    ======  =======    =======
DECEMBER 31, 2010
Fixed income securities
   U.S. government and agencies                           13    $  348   $  (9)       --    $   --  $    --    $    (9)
   Municipal                                             142     1,718     (55)      170     1,145     (239)      (294)
   Corporate                                             340     3,805    (144)      143     1,951     (225)      (369)
   Foreign government                                     16       191      (8)        1        10       --         (8)
   RMBS                                                  108       143      (3)      246     1,266     (448)      (451)
   CMBS                                                   11       123      (2)      114       836     (272)      (274)
   ABS                                                    33       262      (4)      130     1,288     (285)      (289)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     663     6,590    (225)      804     6,496   (1,469)    (1,694)
Equity securities                                          3        17      (1)       --        --       --         (1)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income and equity securities          666    $6,607   $(226)      804    $6,496  $(1,469)   $(1,695)
                                                         ===    ======   =====       ===    ======  =======    =======
Investment grade fixed income securities                 600    $6,222   $(209)      559    $4,853  $  (782)   $  (991)
Below investment grade fixed income securities            63       368     (16)      245     1,643     (687)      (703)
                                                         ---    ------   -----       ---    ------  -------    -------
       Total fixed income securities                     663    $6,590   $(225)      804    $6,496  $(1,469)   $(1,694)
                                                         ===    ======   =====       ===    ======  =======    =======

   As of December 31, 2011, $352 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $352 million, $274 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa,

Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

   As of December 31, 2011, the remaining $910 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost or cost. Investment grade fixed income securities comprising $463 million of these unrealized losses were evaluated based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $910 million, $447 million are related to below investment grade fixed income securities. Of these amounts, $305 million of the below investment grade fixed income securities had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2011. Unrealized losses on below investment grade securities are principally related to RMBS, CMBS and ABS and were the result of wider credit spreads resulting from higher risk premiums since the time of initial purchase, largely due to macroeconomic conditions and credit market deterioration, including the impact of lower real estate valuations.

   RMBS, CMBS and ABS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for RMBS and ABS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2011, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2011, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

LIMITED PARTNERSHIPS

   As of December 31, 2011 and 2010, the carrying value of equity method limited partnership interests totaled $858 million and $610 million, respectively. The Company recognizes an impairment loss for equity method investments when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. In 2011, 2010 and 2009, the Company had write-downs related to equity method limited partnership interests of $1 million, $1 million and $5 million, respectively.

   As of December 31, 2011 and 2010, the carrying value for cost method limited partnership interests was $754 million and $662 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2011, 2010 and 2009, the Company had write-downs related to cost method investments of $2 million, $22 million and $143 million, respectively.

MORTGAGE LOANS

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $6.55 billion as of both December 31, 2011 and 2010. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                              2011  2010
(% OF MORTGAGE LOAN PORTFOLIO CARRYING VALUE) ----  ----
California                                    22.8% 23.5%
Illinois                                       8.9   9.3
New Jersey                                     7.0   6.6
New York                                       6.3   6.7
Texas                                          5.7   5.3
Pennsylvania                                   5.6   5.6
Massachusetts                                  5.0   4.1

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                               2011   2010
(% OF MORTGAGE LOAN PORTFOLIO CARRYING VALUE) -----  -----
Office buildings                               29.0%  32.0%
Retail                                         26.0   27.5
Warehouse                                      20.1   21.8
Apartment complex                              16.6   12.8
Other                                           8.3    5.9
                                              -----  -----
   Total                                      100.0% 100.0%
                                              =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2011, excluding $43 million of mortgage loans in the process of foreclosure, are as follows:

                                          NUMBER  CARRYING
                                         OF LOANS  VALUE   PERCENT
($ IN MILLIONS)                          -------- -------- -------
2012                                        56     $  554     8.5%
2013                                        58        454     7.0
2014                                        69        913    14.0
2015                                        64        937    14.4
Thereafter                                 349      3,645    56.1
                                           ---     ------   -----
   Total                                   596     $6,503   100.0%
                                           ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Mortgage loan valuation allowances are charged off when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2011.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31:

                                                    2011                            2010
                                       ------------------------------- -------------------------------
                                       FIXED RATE VARIABLE RATE        FIXED RATE VARIABLE RATE
($ IN MILLIONS)                         MORTGAGE    MORTGAGE            MORTGAGE    MORTGAGE
DEBT SERVICE COVERAGE                    LOANS        LOANS     TOTAL    LOANS        LOANS     TOTAL
RATIO DISTRIBUTION                     ---------- ------------- ------ ---------- ------------- ------
Below 1.0                                $  345       $ --      $  345   $  275       $ --      $  275
1.0 - 1.25                                1,488         --       1,488    1,571         16       1,587
1.26 - 1.50                               1,475         19       1,494    1,478         --       1,478
Above 1.50                                2,847        128       2,975    2,484        546       3,030
                                         ------       ----      ------   ------       ----      ------
   Total non-impaired mortgage loans     $6,155       $147      $6,302   $5,808       $562      $6,370
                                         ======       ====      ======   ======       ====      ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                             2011 2010
($ IN MILLIONS)                                              ---- ----
Impaired mortgage loans with a valuation allowance           $244 $168
Impaired mortgage loans without a valuation allowance          --   15
                                                             ---- ----
Total impaired mortgage loans                                $244 $183
                                                             ==== ====
Valuation allowance on impaired mortgage loans               $ 63 $ 84

   The average balance of impaired loans was $207 million, $275 million and $313 million during 2011, 2010 and 2009, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                   2011  2010  2009
($ IN MILLIONS)                                    ----  ----  ----
Beginning balance                                  $ 84  $ 94  $ 3
Net increase in valuation allowance                  33    65   96
Charge offs                                         (54)  (75)  (5)
                                                   ----  ----  ---
Ending balance                                     $ 63  $ 84  $94
                                                   ====  ====  ===

   The carrying value of past due mortgage loans as of December 31 is as follows:

                                                        2011   2010
($ IN MILLIONS)                                        ------ ------
Less than 90 days past due                             $   -- $   12
90 days or greater past due                                43     78
                                                       ------ ------
   Total past due                                          43     90
   Current loans                                        6,503  6,463
                                                       ------ ------
       Total mortgage loans                            $6,546 $6,553
                                                       ====== ======

MUNICIPAL BONDS

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

                                                   2011  2010
(% OF MUNICIPAL BOND PORTFOLIO CARRYING VALUE)     ----  ----
California                                         14.1% 14.7%
Texas                                              11.1  11.9
New York                                            7.7   7.8
Delaware                                            5.2   5.3

CONCENTRATION OF CREDIT RISK

   As of December 31, 2011, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

SECURITIES LOANED

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2011 and 2010, fixed income securities with a carrying value of $213 million and $448 million, respectively, were on loan under these agreements. In return, the Company receives cash that it invests and includes in short-term investments and fixed income securities, with an offsetting liability recorded in other liabilities and accrued expenses to account for the Company's obligation to return the collateral. Interest income on collateral, net of fees, was $1 million, $2 million and $2 million in 2011, 2010 and 2009, respectively.

OTHER INVESTMENT INFORMATION

   Included in fixed income securities are below investment grade assets totaling $3.33 billion and $3.84 billion as of December 31, 2011 and 2010, respectively.

   As of December 31, 2011, fixed income securities and short-term investments with a carrying value of $67 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2011, the carrying value of fixed income securities and other investments that were non-income producing was $15 million.

6. FAIR VALUE OF ASSETS AND LIABILITIES

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are based on the following:

         (a)  Quoted prices for similar assets or liabilities in active markets;

         (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

         (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This occurs in two primary instances. The first relates to the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable. The second relates to auction rate securities ("ARS") backed by student loans for which a key input, the anticipated date liquidity will return to this market, is not market observable.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

   . Fixed income securities: Comprise U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   . Equity securities: Comprise actively traded, exchange-listed U.S. and international equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

   . Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

   . Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level 2 measurements

   .   Fixed income securities:

       U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

       Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

       RMBS and ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

       CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

       Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

   . Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

   . Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

   . Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

       OTC derivatives, including interest rate swaps, foreign currency swaps, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

Level 3 measurements

   .   Fixed income securities:

       Municipal: ARS primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including estimates of future coupon rates if auction failures continue, the anticipated date liquidity will return to the market and illiquidity premium. Also included are municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads.

       Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

       RMBS, CMBS and ABS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

   . Other investments: Certain OTC derivatives, such as interest rate caps and floors, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

   . Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

   Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2011:

                                                           QUOTED PRICES   SIGNIFICANT
                                                             IN ACTIVE        OTHER    SIGNIFICANT  COUNTERPARTY   BALANCE
                                                            MARKETS FOR    OBSERVABLE  UNOBSERVABLE   AND CASH      AS OF
                                                          IDENTICAL ASSETS   INPUTS       INPUTS     COLLATERAL  DECEMBER 31,
                                                             (LEVEL 1)      (LEVEL 2)   (LEVEL 3)     NETTING        2011
($ IN MILLIONS)                                           ---------------- ----------- ------------ ------------ ------------
ASSETS
   Fixed income securities:
       U.S. government and agencies                            $1,614        $ 1,129      $   --                   $ 2,743
       Municipal                                                   --          4,305         387                     4,692
       Corporate                                                   --         29,085       1,319                    30,404
       Foreign government                                          --          1,068          --                     1,068
       RMBS                                                        --          2,667          47                     2,714
       CMBS                                                        --          1,653          30                     1,683
       ABS                                                         --          1,854         254                     2,108
       Redeemable preferred stock                                  --             15           1                        16
                                                               ------        -------      ------                   -------
          Total fixed income securities                         1,614         41,776       2,038                    45,428
   Equity securities                                              127             38          14                       179
   Short-term investments                                          46            547          --                       593
   Other investments:
       Free-standing derivatives                                   --            268           1       $(103)          166
   Separate account assets                                      6,984             --          --                     6,984
   Other assets                                                    --             --           1                         1
                                                               ------        -------      ------       -----       -------
       TOTAL RECURRING BASIS ASSETS                             8,771         42,629       2,054        (103)       53,351
   Non-recurring basis /(1)/                                       --             --          24                        24
                                                               ------        -------      ------       -----       -------
TOTAL ASSETS AT FAIR VALUE                                     $8,771        $42,629      $2,078       $(103)      $53,375
                                                               ======        =======      ======       =====       =======
% of total assets at fair value                                  16.4%          79.9%        3.9%       (0.2)%       100.0%
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity
         contracts                                             $   --        $    --      $ (723)                  $  (723)
   Other liabilities:
       Free-standing derivatives                                   --            (96)        (89)      $  60          (125)
                                                               ------        -------      ------       -----       -------
TOTAL LIABILITIES AT FAIR VALUE                                $   --        $   (96)     $ (812)      $  60       $  (848)
                                                               ======        =======      ======       =====       =======
% of total liabilities at fair value                               --%          11.3%       95.8%       (7.1)%       100.0%

--------
/(1)/ Includes $19 million of mortgage loans and $5 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:

                                                      QUOTED PRICES   SIGNIFICANT
                                                        IN ACTIVE        OTHER    SIGNIFICANT  COUNTERPARTY   BALANCE
                                                       MARKETS FOR    OBSERVABLE  UNOBSERVABLE   AND CASH      AS OF
                                                     IDENTICAL ASSETS   INPUTS       INPUTS     COLLATERAL  DECEMBER 31,
                                                        (LEVEL 1)      (LEVEL 2)   (LEVEL 3)     NETTING        2010
($ IN MILLIONS)                                      ---------------- ----------- ------------ ------------ ------------
ASSETS
   Fixed income securities:
       U.S. government and agencies                       $  882        $ 2,612      $   --                   $ 3,494
       Municipal                                              --          4,372         601                     4,973
       Corporate                                              --         26,890       1,760                    28,650
       Foreign government                                     --          2,257          --                     2,257
       RMBS                                                   --          3,166       1,189                     4,355
       CMBS                                                   --          1,059         844                     1,903
       ABS                                                    --            593       1,974                     2,567
       Redeemable preferred stock                             --             14           1                        15
                                                          ------        -------      ------                   -------
          Total fixed income securities                      882         40,963       6,369                    48,214
   Equity securities                                         137             45          29                       211
   Short-term investments                                     72          1,185          --                     1,257
   Other investments:
       Free-standing derivatives                              --            602          10       $ (225)         387
   Separate account assets                                 8,676             --          --                     8,676
   Other assets                                               --             --           1                         1
                                                          ------        -------      ------       ------      -------
       TOTAL RECURRING BASIS ASSETS                        9,767         42,795       6,409         (225)      58,746
   Non-recurring basis/ (1)/                                  --             --         117                       117
                                                          ------        -------      ------       ------      -------
TOTAL ASSETS AT FAIR VALUE                                $9,767        $42,795      $6,526       $ (225)     $58,863
                                                          ======        =======      ======       ======      =======
% of total assets at fair value                             16.6%          72.7%       11.1%        (0.4)%      100.0%
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and
         annuity contracts                                $   --        $    --      $ (653)                  $  (653)
   Other liabilities:
       Free-standing derivatives                              --           (455)        (87)      $  221         (321)
                                                          ------        -------      ------       ------      -------
TOTAL LIABILITIES AT FAIR VALUE                           $   --        $  (455)     $ (740)      $  221      $  (974)
                                                          ======        =======      ======       ======      =======
% of total liabilities at fair value                         -- %          46.7%       76.0%       (22.7)%      100.0%

--------
/(1)/ Includes $111 million of mortgage loans and $6 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

                                                                                TOTAL REALIZED AND
                                                                             UNREALIZED GAINS (LOSSES)
                                                                                   INCLUDED IN:
                                                                             -----------------------
                                                                  BALANCE                    OCI ON
                                                                   AS OF                  STATEMENT OF TRANSFERS TRANSFERS
                                                                DECEMBER 31,     NET       FINANCIAL     INTO     OUT OF
                                                                    2010     INCOME /(1)/   POSITION    LEVEL 3   LEVEL 3
($ IN MILLIONS)                                                 ------------ -----------  ------------ --------- ---------
ASSETS
   Fixed income securities:
       Municipal                                                   $  601       $  (2)        $  7       $ 48     $   (34)
       Corporate                                                    1,760          52          (35)       237        (410)
       RMBS                                                         1,189         (57)          77         --        (853)
       CMBS                                                           844         (43)         111         65        (878)
       ABS                                                          1,974          21          (65)        --      (1,470)
       Redeemable preferred stock                                       1          --           --         --          --
                                                                   ------       -----         ----       ----     -------
          Total fixed income securities                             6,369         (29)          95        350      (3,645)
       Equity securities                                               29          (5)          --         --         (10)
       Other investments:
          Free-standing derivatives, net                              (77)        (37)          --         --          --
       Other assets                                                     1          --           --         --          --
                                                                   ------       -----         ----       ----     -------
          TOTAL RECURRING LEVEL 3 ASSETS                           $6,322       $ (71)        $ 95       $350     $(3,655)
                                                                   ======       =====         ====       ====     =======
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts          $ (653)      $(134)        $ --       $ --     $    --
                                                                   ------       -----         ----       ----     -------
       TOTAL RECURRING LEVEL 3 LIABILITIES                         $ (653)      $(134)        $ --       $ --     $    --
                                                                   ======       =====         ====       ====     =======

                                                                                                         BALANCE AS OF
                                                                                                         DECEMBER 31,
                                                                PURCHASES  SALES   ISSUANCES SETTLEMENTS     2011
                                                                --------- -------  --------- ----------- -------------
ASSETS
   Fixed income securities:
       Municipal                                                  $ 10    $  (241)   $  --      $  (2)      $  387
       Corporate                                                   266       (473)      --        (78)       1,319
       RMBS                                                         --       (222)      --        (87)          47
       CMBS                                                         --        (66)      --         (3)          30
       ABS                                                         146       (136)      --       (216)         254
       Redeemable preferred stock                                   --         --       --         --            1
                                                                  ----    -------    -----      -----       ------
          Total fixed income securities                            422     (1,138)      --       (386)       2,038
       Equity securities                                             1         (1)      --         --           14
       Other investments:
          Free-standing derivatives, net                            18         --       --          8          (88)/(2)/
       Other assets                                                 --         --       --         --            1
                                                                  ----    -------    -----      -----       ------
          TOTAL RECURRING LEVEL 3 ASSETS                          $441    $(1,139)   $  --      $(378)      $1,965
                                                                  ====    =======    =====      =====       ======
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts         $ --    $    --    $(100)     $ 164       $ (723)
                                                                  ----    -------    -----      -----       ------
       TOTAL RECURRING LEVEL 3 LIABILITIES                        $ --    $    --    $(100)     $ 164       $ (723)
                                                                  ====    =======    =====      =====       ======

--------
/(1)/ The effect to net income totals $(205) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(101) million in realized capital gains and losses, $34 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in contract benefits.
/(2)/ Comprises $1 million of assets and $89 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.

                                                 TOTAL REALIZED AND
                                              UNREALIZED GAINS (LOSSES)
                                                    INCLUDED IN:
                                              ------------------------
                                   BALANCE                    OCI ON
                                    AS OF                  STATEMENT OF PURCHASES, SALES, TRANSFERS TRANSFERS BALANCE AS OF
                                 DECEMBER 31,     NET       FINANCIAL     ISSUANCES AND     INTO     OUT OF   DECEMBER 31,
                                     2009     INCOME /(1)/   POSITION   SETTLEMENTS, NET   LEVEL 3   LEVEL 3      2010
($ IN MILLIONS)                  ------------ -----------  ------------ ----------------- --------- --------- -------------
ASSETS
Fixed income securities:
   Municipal                        $  746       $ (10)       $    8          $ (95)        $  19    $   (67)    $  601
   Corporate                         2,020          23           128           (285)          403       (529)     1,760
   Foreign government                   20          --            --            (20)           --         --         --
   RMBS                              1,052        (268)          475            (41)           --        (29)     1,189
   CMBS                              1,322        (235)          589           (525)          108       (415)       844
   ABS                               1,710          60           236            205            --       (237)     1,974
   Redeemable preferred
     stock                               1          --            --             --            --         --          1
                                    ------       -----        ------          -----         -----    -------     ------
       Total fixed income
         securities                  6,871        (430)        1,436           (761)          530     (1,277)     6,369
Equity securities                       27          15             2            (13)           --         (2)        29
Other investments:
   Free-standing
     derivatives, net                  (53)        (43)           --             19            --         --        (77)/(2)/
Other assets                             2          (1)           --             --            --         --          1
                                    ------       -----        ------          -----         -----    -------     ------
       TOTAL RECURRING
         LEVEL 3 ASSETS.........    $6,847       $(459)       $1,438          $(755)        $ 530    $(1,279)    $6,322
                                    ======       =====        ======          =====         =====    =======     ======
LIABILITIES
Contractholder funds:
   Derivatives embedded in
     life and annuity
     contracts                      $ (110)      $ (31)       $   --          $   3         $(515)   $    --     $ (653)
                                    ------       -----        ------          -----         -----    -------     ------
TOTAL RECURRING LEVEL 3
  LIABILITIES                       $ (110)      $ (31)       $   --          $   3         $(515)   $    --     $ (653)
                                    ======       =====        ======          =====         =====    =======     ======

--------
/(1)/ The effect to net income totals $(490) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(522) million in realized capital gains and losses, $64 million in net investment income, $(1) million in interest credited to contractholder funds and $(31) million in contract benefits.
/(2)/ Comprises $10 million of assets and $87 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   There were no transfers between Level 1 and Level 2 during 2011 or 2010.

   During 2011, certain RMBS, CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. Additionally, certain ABS that are valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable. During 2010, certain CMBS and ABS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in market activity for these assets. When transferring these securities into Level 2, the Company did not change the source of fair value estimates or modify the estimates received from independent third-party valuation service providers or the internal valuation approach. Accordingly, for securities included within this group, there was no change in fair value in conjunction with the transfer resulting in a realized or unrealized gain or loss.

   Transfers into Level 3 during 2011 and 2010 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where inputs have not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2011 and 2010 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.

   The following table provides the total gains and (losses) included in net income for Level 3 assets and liabilities still held as of December 31.

                                                                 2011   2010
($ IN MILLIONS)                                                 -----  -----
ASSETS
   Fixed income securities:
       Municipal                                                $  (2) $  (7)
       Corporate                                                   19     37
       RMBS                                                        --   (203)
       CMBS                                                       (12)   (28)
       ABS                                                        (35)    52
                                                                -----  -----
          Total fixed income securities                           (30)  (149)
   Equity securities                                               (4)    --
   Other investments:
       Free-standing derivatives, net                             (29)   (26)
       Other assets                                                --     (1)
                                                                -----  -----
          TOTAL RECURRING LEVEL 3 ASSETS                        $ (63) $(176)
                                                                =====  =====
LIABILITIES
   Contractholder funds:
       Derivatives embedded in life and annuity contracts       $(134) $ (31)
                                                                -----  -----
          TOTAL RECURRING LEVEL 3 LIABILITIES                   $(134) $ (31)
                                                                =====  =====

   The amounts in the table above represent gains and losses included in net income during 2011 and 2010 for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total $(197) million in 2011 and are reported as follows: $(105) million in realized capital gains and losses, $42 million in net investment income, $(102) million in interest credited to contractholder funds and $(32) million in contract benefits. These gains and losses total $(207) million in 2010 and are reported as follows:
$(248) million in realized capital gains and losses, $74 million in net investment income, $(2) million in interest credited to contractholder funds and $(31) million in contract benefits.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.

                                                                                                                      TOTAL
                                                                                                                  GAINS (LOSSES)
                                             TOTAL REALIZED AND UNREALIZED                                           INCLUDED
                                              GAINS (LOSSES) INCLUDED IN:                                         IN NET INCOME
                                             ----------------------------                                              FOR
                                                                            PURCHASES,     NET                      FINANCIAL
                                                                              SALES,    TRANSFERS                  INSTRUMENTS
                                                                 OCI ON     ISSUANCES      IN                     STILL HELD AS
                               BALANCE AS OF                  STATEMENT OF     AND       AND/OR   BALANCE AS OF         OF
                                DECEMBER 31,                   FINANCIAL   SETTLEMENTS, (OUT) OF  DECEMBER 31,     DECEMBER 31,
                                   2008      NET INCOME /(1)/   POSITION       NET       LEVEL 3      2009          2009 /(3)/
($ IN MILLIONS)                ------------- ---------------  ------------ ------------ --------- -------------   --------------
ASSETS
  Fixed income securities:
   Municipal                      $   703         $  (3)         $   31      $   (39)    $    54     $  746           $  (1)
   Corporate                        9,867            18           1,158       (1,591)     (7,432)     2,020              54
   Foreign government                  --            --              --           30         (10)        20              --
   RMBS                             1,811          (125)            247         (304)       (577)     1,052             (96)
   CMBS                               410          (398)            801          (75)        584      1,322            (318)
   ABS                              1,341          (194)            852         (120)       (169)     1,710            (123)
   Redeemable preferred
     stock                              1            --              --           --          --          1              --
                                  -------         -----          ------      -------     -------     ------           -----
   Total fixed income
     securities                    14,133          (702)          3,089       (2,099)     (7,550)     6,871            (484)
  Equity securities                    27            (2)              3           (1)         --         27              (3)
  Other investments:
     Free-standing
       derivatives, net               (93)           76              --          (36)         --        (53)/(2)/        98
  Other assets                          1             1              --           --          --          2               1
                                  -------         -----          ------      -------     -------     ------           -----
     TOTAL RECURRING LEVEL
       3 ASSETS                   $14,068         $(627)         $3,092      $(2,136)    $(7,550)    $6,847           $(388)
                                  =======         =====          ======      =======     =======     ======           =====
LIABILITIES
  Contractholder funds:
   Derivatives embedded in
     life and annuity
     contracts                    $  (265)        $ 148          $   --      $     7     $    --     $ (110)          $ 148
                                  -------         -----          ------      -------     -------     ------           -----
     TOTAL RECURRING LEVEL
       3 LIABILITIES              $  (265)        $ 148          $   --      $     7     $    --     $ (110)          $ 148
                                  =======         =====          ======      =======     =======     ======           =====

--------
/(1)/ The effect to net income totals $(479) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(719) million in realized capital gains and losses, $89 million in net investment income, $3 million in interest credited to contractholder funds and $148 million in contract benefits.
/(2)/ Comprises $32 million of assets and $85 million of liabilities.
/(3)/ The amounts represent gains and losses included in net income for the period of time that the asset or liability was determined to be in Level
      3. These gains and losses total $(240) million and are reported in the Consolidated Statements of Operations and Comprehensive Income as follows: $(481) million in realized capital gains and losses, $87 million in net investment income, $6 million in interest credited to contractholder funds and $148 million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

FINANCIAL ASSETS

                                            DECEMBER 31, 2011 DECEMBER 31, 2010
                                            ----------------- -----------------
                                            CARRYING   FAIR   CARRYING   FAIR
                                              VALUE    VALUE    VALUE    VALUE
($ IN MILLIONS)                             --------  ------  --------  ------
Mortgage loans                               $6,546   $6,739   $6,553   $6,312
Limited partnership interests - cost basis      754      882      662      719
Bank loans                                      299      290      322      314
Notes due from related party                    275      235      275      245

   The fair value of mortgage loans is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of limited partnership interests accounted for on the cost basis is determined using reported net asset values of the underlying funds. The fair value of bank loans, which are reported in other investments, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms.

FINANCIAL LIABILITIES

                                              DECEMBER 31, 2011 DECEMBER 31, 2010
                                              ----------------- ----------------
                                              CARRYING   FAIR   CARRYING   FAIR
                                                VALUE    VALUE    VALUE    VALUE
($ IN MILLIONS)                               --------  ------- --------  -------
Contractholder funds on investment contracts  $30,161   $30,468 $35,040   $34,056
Notes due to related parties                      700       659     677       649
Liability for collateral                          263       263     465       465

   The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature.

7. DERIVATIVE FINANCIAL INSTRUMENTS AND OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, negative equity market valuations, increases in credit spreads, and foreign currency fluctuations, and for asset replication. The Company does not use derivatives for speculative purposes.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, floors, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of legally enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded derivatives, the exchange requires margin deposits as well as daily cash settlements of margin accounts. As of December 31, 2011, the Company pledged $6 million of securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income. For embedded derivatives in fixed income securities, net income includes the change in fair value of the embedded derivative and accretion income related to the host instrument.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2011.

                                                                                  ASSET DERIVATIVES
                                                          ----------------------------------------------------------------
                                                                                     VOLUME/ (1)/
                                                                                  ------------------
                                                                                            NUMBER    FAIR
                                                                                  NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET LIABILITY
($ IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)               ----------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate swap agreements                             Other investments    $   144      n/a   $  (8) $ --    $  (8)
   Foreign currency swap agreements                          Other investments        127      n/a      (5)    3       (8)
                                                                                  -------   ------   -----  ----    -----
       Total                                                                          271      n/a     (13)    3      (16)
                                                                                  -------   ------   -----  ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements                         Other investments      8,028      n/a     122   137      (15)
       Interest rate swaption agreements                     Other investments        500      n/a      --    --       --
       Interest rate cap and floor agreements                Other investments      1,591      n/a     (12)   --      (12)
       Financial futures contracts and options                 Other assets           n/a       40      --    --       --
   EQUITY AND INDEX CONTRACTS
       Options, futures and warrants /(2)/                   Other investments        163   15,180     104   104       --
       Options, futures and warrants                           Other assets           n/a    1,011      --    --       --
   FOREIGN CURRENCY CONTRACTS
       Foreign currency swap agreements                      Other investments         50      n/a       6     6       --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Conversion options                                 Fixed income securities       5      n/a      --    --       --
       Equity-indexed call options                        Fixed income securities     150      n/a      11    11       --
       Credit default swaps                               Fixed income securities     170      n/a    (113)   --     (113)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection              Other investments        110      n/a       2     4       (2)
       Credit default swaps - selling protection             Other investments         32      n/a      --    --       --
   OTHER CONTRACTS
       Other contracts                                       Other investments          5      n/a      --    --       --
       Other contracts                                         Other assets             4      n/a       1     1       --
                                                                                  -------   ------   -----  ----    -----
          Total                                                                    10,808   16,231     121   263     (142)
                                                                                  -------   ------   -----  ----    -----
TOTAL ASSET DERIVATIVES                                                           $11,079   16,231   $ 108  $266    $(158)
                                                                                  =======   ======   =====  ====    =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/ In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                             LIABILITY DERIVATIVES
                                                 -----------------------------------------------------------------------------
                                                                                         VOLUME /(1)/
                                                                                      ------------------
                                                                                                NUMBER    FAIR
                                                                                      NOTIONAL    OF     VALUE, GROSS   GROSS
                                                        BALANCE SHEET LOCATION         AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                                 ------------------------------------ -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
   Interest rate swap agreements                 Other liabilities & accrued expenses $    28      n/a   $  (5)  $--    $  (5)
   Foreign currency swap agreements              Other liabilities & accrued expenses      50      n/a      (7)   --       (7)
                                                                                      -------   ------   -----   ---    -----
       Total                                                                               78      n/a     (12)   --      (12)
                                                                                      -------   ------   -----   ---    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
INTEREST RATE CONTRACTS
   Interest rate swap agreements                 Other liabilities & accrued expenses      85      n/a       8     8       --
   Interest rate cap and floor agreements        Other liabilities & accrued expenses     914      n/a      (9)   --       (9)
EQUITY AND INDEX CONTRACTS
   Options and futures                           Other liabilities & accrued expenses     n/a   14,985     (49)   --      (49)
EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
   Guaranteed accumulation benefits                      Contractholder funds             917      n/a    (105)   --     (105)
   Guaranteed withdrawal benefits                        Contractholder funds             613      n/a     (57)   --      (57)
   Equity-indexed and forward starting options
     in life and annuity product contracts               Contractholder funds           3,996      n/a    (553)   --     (553)
   Other embedded derivative financial
     instruments                                         Contractholder funds              85      n/a      (8)   --       (8)
CREDIT DEFAULT CONTRACTS
   Credit default swaps - buying protection      Other liabilities & accrued expenses     127      n/a       5     6       (1)
   Credit default swaps - selling protection     Other liabilities & accrued expenses     270      n/a     (68)    1      (69)
                                                                                      -------   ------   -----   ---    -----
       Total                                                                            7,007   14,985    (836)   15     (851)
                                                                                      -------   ------   -----   ---    -----
TOTAL LIABILITY DERIVATIVES                                                             7,085   14,985    (848)  $15    $(863)
                                                                                      =======   ======   =====   ===    =====
TOTAL DERIVATIVES                                                                     $18,164   31,216   $(740)
                                                                                      =======   ======   =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2010.

                                                                                  ASSET DERIVATIVES
                                                          ----------------------------------------------------------------
                                                                                     VOLUME /(1)/
                                                                                  ------------------
                                                                                            NUMBER    FAIR
                                                                                  NOTIONAL    OF     VALUE, GROSS   GROSS
                                                          BALANCE SHEET LOCATION   AMOUNT  CONTRACTS  NET   ASSET LIABILITY
($ IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)               ----------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
       Interest rate swap agreements                         Other investments     $  156      n/a    $(18) $ --    $ (18)
       Foreign currency swap agreements                      Other investments         64      n/a       2     3       (1)
                                                                                   ------   ------    ----  ----    -----
          Total                                                                       220      n/a     (16)    3      (19)
                                                                                   ------   ------    ----  ----    -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING
  INSTRUMENTS
   INTEREST RATE CONTRACTS
       Interest rate swap agreements                         Other investments      1,094      n/a      79    81       (2)
       Interest rate cap and floor agreements                Other investments        226      n/a      (2)    1       (3)
       Financial futures contracts and options                 Other assets           n/a    1,420      --    --       --
   EQUITY AND INDEX CONTRACTS
       Options, futures and warrants /(2)/                   Other investments         64   20,451     327   327       --
   FOREIGN CURRENCY CONTRACTS
       Foreign currency swap agreements                      Other investments         90      n/a       6     6       --
   EMBEDDED DERIVATIVE FINANCIAL INSTRUMENTS
       Conversion options                                 Fixed income securities     287      n/a      84    84       --
       Equity-indexed call options                        Fixed income securities     300      n/a      47    47       --
       Credit default swaps                               Fixed income securities     179      n/a     (87)   --      (87)
   CREDIT DEFAULT CONTRACTS
       Credit default swaps - buying protection              Other investments         66      n/a      (1)    1       (2)
       Credit default swaps - selling protection             Other investments         42      n/a      (2)    1       (3)
   OTHER CONTRACTS
       Other contracts                                       Other investments         13      n/a      --    --       --
       Other contracts                                         Other assets             5      n/a       1     1       --
                                                                                   ------   ------    ----  ----    -----
          Total                                                                     2,366   21,871     452   549      (97)
                                                                                   ------   ------    ----  ----    -----
TOTAL ASSET DERIVATIVES                                                            $2,586   21,871    $436  $552    $(116)
                                                                                   ======   ======    ====  ====    =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/ In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

                                                                         LIABILITY DERIVATIVES
                                             ------------------------------------------------------------------------------
                                                                                      VOLUME /(1)/
                                                                                   ------------------
                                                                                             NUMBER    FAIR
                                                                                   NOTIONAL    OF     VALUE, GROSS   GROSS
                                                    BALANCE SHEET LOCATION          AMOUNT  CONTRACTS  NET   ASSET LIABILITY
                                             ------------------------------------- -------- --------- ------ ----- ---------
DERIVATIVES DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
     Interest rate swap agreements           Other liabilities & accrued expenses  $ 3,345      n/a   $(181) $ 20   $  (201)
     Interest rate swap agreements                   Contractholder funds               --      n/a       2     2        --
     Foreign currency swap agreements        Other liabilities & accrued expenses      138      n/a     (20)   --       (20)
     Foreign currency and interest rate
       swap agreements                       Other liabilities & accrued expenses      435      n/a      34    34        --
     Foreign currency and interest rate
       swap agreements                               Contractholder funds               --      n/a      28    28        --
                                                                                   -------   ------   -----  ----   -------
       Total                                                                         3,918      n/a    (137)   84      (221)
                                                                                   -------   ------   -----  ----   -------
DERIVATIVES NOT DESIGNATED AS ACCOUNTING
  HEDGING INSTRUMENTS
 INTEREST RATE CONTRACTS
     Interest rate swap agreements           Other liabilities & accrued expenses    3,642      n/a      66    96       (30)
     Interest rate swaption agreements       Other liabilities & accrued expenses      750      n/a       4     4        --
     Interest rate cap and floor
       agreements                            Other liabilities & accrued expenses    3,216      n/a     (22)    1       (23)
     Financial futures contracts and
       options                               Other liabilities & accrued expenses      n/a      150      --    --        --
EQUITY AND INDEX CONTRACTS
     Options and futures                     Other liabilities & accrued expenses       64   20,752    (168)    2      (170)
EMBEDDED DERIVATIVE FINANCIAL
  INSTRUMENTS
     Guaranteed accumulation benefits                Contractholder funds            1,067      n/a     (88)   --       (88)
     Guaranteed withdrawal benefits                  Contractholder funds              739      n/a     (47)   --       (47)
     Equity-indexed and forward starting
       options in life and annuity
       product contracts                             Contractholder funds            4,694      n/a    (515)   --      (515)
     Other embedded derivative
       financial instruments                         Contractholder funds               85      n/a      (3)   --        (3)
 CREDIT DEFAULT CONTRACTS
     Credit default swaps - buying
       protection                            Other liabilities & accrued expenses      181      n/a      (3)    4        (7)
     Credit default swaps - selling
       protection                            Other liabilities & accrued expenses      267      n/a     (61)    1       (62)
                                                                                   -------   ------   -----  ----   -------
       Total                                                                        14,705   20,902    (837)  108      (945)
                                                                                   -------   ------   -----  ----   -------
TOTAL LIABILITY DERIVATIVES                                                         18,623   20,902    (974) $192   $(1,166)
                                                                                   =======   ======   =====  ====   =======
TOTAL DERIVATIVES                                                                  $21,209   42,773   $(538)
                                                                                   =======   ======   =====

--------
/(1)/ Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31. There is no expected amortization of net losses from accumulated other comprehensive income related to cash flow hedges during the next twelve months.

                                                                                    2011  2010  2009
($ IN MILLIONS)                                                                     ----  ----  ----
EFFECTIVE PORTION
Gain (loss) recognized in OCI on derivatives during the period                      $  4  $  3  $(35)
Loss recognized in OCI on derivatives during the term of the hedging relationship    (12)  (17)  (18)
Gain reclassified from AOCI into income (net investment income)                       --    --     2
(Loss) gain reclassified from AOCI into income (realized capital gains and losses)    (1)    2    (3)
INEFFECTIVE PORTION AND AMOUNT EXCLUDED FROM EFFECTIVENESS TESTING
Gain recognized in income on derivatives (realized capital gains and losses)          --    --    --

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                                                                          2011
                                                              ------------------------------------------------------------
                                                                                                               TOTAL GAIN
                                                                         REALIZED                                (LOSS)
                                                                 NET      CAPITAL           INTEREST CREDITED RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT TO CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS       FUNDS        DERIVATIVES
($ IN MILLIONS)                                               ---------- --------- -------- ----------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                       $(2)      $  (8)    $ --         $ (5)           $ (15)
   Foreign currency and interest rate contracts                   --          --       --          (32)             (32)
                                                                 ---       -----     ----         ----            -----
       Subtotal                                                   (2)         (8)      --          (37)             (47)
                                                                 ---       -----     ----         ----            -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                        --        (151)      --           --             (151)
   Equity and index contracts                                     --          --       --           (2)              (2)
   Embedded derivative financial instruments                      --         (45)     (32)         (38)            (115)
   Credit default contracts                                       --           2       --           --                2
   Other contracts                                                --          --       --            7                7
                                                                 ---       -----     ----         ----            -----
       Subtotal                                                   --        (194)     (32)         (33)            (259)
                                                                 ---       -----     ----         ----            -----
       Total                                                     $(2)      $(202)    $(32)        $(70)           $(306)
                                                                 ===       =====     ====         ====            =====

                                                                                          2010
-                                                             ------------------------------------------------------------
                                                                                                               TOTAL GAIN
                                                                         REALIZED                                (LOSS)
                                                                 NET      CAPITAL           INTEREST CREDITED RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT TO CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS       FUNDS        DERIVATIVES
                                                              ---------- --------- -------- ----------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                      $(139)     $   9     $ --         $ 11            $(119)
   Foreign currency and interest rate contracts                    --         (2)      --          (18)             (20)
                                                                -----      -----     ----         ----            -----
       Subtotal                                                  (139)         7       --           (7)            (139)
                                                                -----      -----     ----         ----            -----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                         --       (138)      --           --             (138)
   Equity and index contracts                                      --         --       --          113              113
   Embedded derivative financial instruments                       --          8      (28)          34               14
   Foreign currency contracts                                      --          4       --           --                4
   Credit default contracts                                        --         (6)      --           --               (6)
   Other contracts                                                 --         --       --            3                3
                                                                -----      -----     ----         ----            -----
       Subtotal                                                    --       (132)     (28)         150              (10)
                                                                -----      -----     ----         ----            -----
       Total                                                    $(139)     $(125)    $(28)        $143            $(149)
                                                                =====      =====     ====         ====            =====

                                                                                          2009
                                                              -------------------------------------------------------------
                                                                                                               TOTAL GAIN
                                                                         REALIZED                                (LOSS)
                                                                 NET      CAPITAL           INTEREST CREDITED RECOGNIZED IN
                                                              INVESTMENT GAINS AND CONTRACT TO CONTRACTHOLDER NET INCOME ON
                                                                INCOME    LOSSES   BENEFITS       FUNDS        DERIVATIVES
                                                              ---------- --------- -------- ----------------- -------------
DERIVATIVES IN FAIR VALUE ACCOUNTING HEDGING RELATIONSHIPS
   Interest rate contracts                                       $30       $ 12      $ --         $ (13)          $ 29
   Foreign currency and interest rate contracts                   --         (9)       --            77             68
                                                                 ---       ----      ----         -----           ----
       Subtotal                                                   30          3        --            64             97
                                                                 ---       ----      ----         -----           ----
DERIVATIVES NOT DESIGNATED AS ACCOUNTING HEDGING INSTRUMENTS
   Interest rate contracts                                        --        280        --            --            280
   Equity and index contracts                                     --         --        --           115            115
   Embedded derivative financial instruments                      --         60       158          (184)            34
   Foreign currency contracts                                     --          3        --            --              3
   Credit default contracts                                       --         14        --            --             14
   Other contracts                                                --         --        --             3              3
                                                                 ---       ----      ----         -----           ----
       Subtotal                                                   --        357       158           (66)           449
                                                                 ---       ----      ----         -----           ----
       Total                                                     $30       $360      $158         $  (2)          $546
                                                                 ===       ====      ====         =====           ====

   The hedge ineffectiveness reported in realized capital gains and losses amounted to losses of $8 million in 2011, gains of $7 million in 2010 and losses of $1 million in 2009.

   The following tables provide a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                                                  2011
                                           ----------------------------------------------------
                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
                                           -------------------------- --------------------------
                                                          FOREIGN
($ IN MILLIONS)                            INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED        RATE      INTEREST RATE  CONTRACTHOLDER
IN NET INCOME ON DERIVATIVES               CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
-------------------------------------      ---------   -------------  -------------- -----------
Interest credited to contractholder funds     $(7)         $(34)           $41          $ --
Net investment income                          26            --             --           (26)
Realized capital gains and losses              (8)           --             --            --
                                              ---          ----            ---          ----
   Total                                      $11          $(34)           $41          $(26)
                                              ===          ====            ===          ====

                                                                  2010
                                           -----------------------------------------------------
                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
                                           -------------------------- --------------------------
                                                          FOREIGN
                                           INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED        RATE      INTEREST RATE  CONTRACTHOLDER
IN NET INCOME ON DERIVATIVES               CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
-------------------------------------      ---------   -------------  -------------- -----------
Interest credited to contractholder funds    $ --          $(48)           $48           $--
Net investment income                         (33)           --             --            33
Realized capital gains and losses               9            (2)            --            --
                                             ----          ----            ---           ---
   Total                                     $(24)         $(50)           $48           $33
                                             ====          ====            ===           ===

                                                                  2009
                                           ----------------------------------------------------
                                           GAIN (LOSS) ON DERIVATIVES GAIN (LOSS) ON HEDGED RISK
                                           -------------------------- --------------------------
                                                          FOREIGN
                                           INTEREST     CURRENCY &
LOCATION OF GAIN OR (LOSS) RECOGNIZED        RATE      INTEREST RATE  CONTRACTHOLDER
IN NET INCOME ON DERIVATIVES               CONTRACTS     CONTRACTS        FUNDS      INVESTMENTS
-------------------------------------      ---------   -------------  -------------- -----------
Interest credited to contractholder funds    $(26)          $39            $(13)        $  --
Net investment income                         164            --              --          (164)
Realized capital gains and losses              12            (9)             --            --
                                             ----           ---            ----         -----
   Total                                     $150           $30            $(13)        $(164)
                                             ====           ===            ====         =====

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2011, counterparties pledged $63 million in cash and securities to the Company, and the Company pledged $76 million in securities to counterparties which includes $72 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $4 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                       2011                                                    2010
                ---------------------------------------------------    -----------------------------------------------------
                NUMBER OF                                EXPOSURE,       NUMBER                                   EXPOSURE,
($ IN MILLIONS) COUNTER-   NOTIONAL       CREDIT          NET OF       OF COUNTER-  NOTIONAL       CREDIT          NET OF
RATING /(1)/     PARTIES  AMOUNT /(2)/ EXPOSURE /(2)/ COLLATERAL /(2)/   PARTIES   AMOUNT /(2)/ EXPOSURE /(2)/ COLLATERAL /(2)/
--------------- --------- -----------  -------------  ---------------  ----------- -----------  -------------  ---------------
AA-                 1       $    25        $  1             $ 1             1        $  675          $19             $10
A+                  3         2,936          24               4             2           951           14              10
A                   2         3,913          14              --             3           772           10              10
A-                  2         3,815          25              --             1            89           32              32
BBB+                2            57          41              41            --            --           --              --
                   --       -------        ----             ---            --        ------          ---             ---
   Total           10       $10,746        $105             $46             7        $2,487          $75             $62
                   ==       =======        ====             ===            ==        ======          ===             ===

--------
/(1)/ Rating is the lower of S&P or Moody's ratings.
/(2)/ Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by both Moody's and S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by both Moody's and S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                                                               2011   2010
($ IN MILLIONS)                                                                                                ----  -----
Gross liability fair value of contracts containing credit-risk-contingent features                             $133  $ 368
Gross asset fair value of contracts containing credit-risk-contingent features and subject to MNAs              (60)  (212)
Collateral posted under MNAs for contracts containing credit-risk-contingent features                           (72)  (147)
                                                                                                               ----  -----
Maximum amount of additional exposure for contracts with credit-risk-contingent features if all features were
  triggered concurrently                                                                                       $  1  $   9
                                                                                                               ====  =====

CREDIT DERIVATIVES - SELLING PROTECTION

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2011:

                                              NOTIONAL AMOUNT
                                         -------------------------
                                                      BB AND       FAIR
                                         AA   A   BBB LOWER  TOTAL VALUE
($ IN MILLIONS)                          --- ---- --- ------ ----- -----
SINGLE NAME
     Investment grade corporate debt     $40 $ 45 $15  $10   $110  $ (1)
     High yield debt                      --   --  --    2      2    --
     Municipal                            25   --  --   --     25    (5)
                                         --- ---- ---  ---   ----  ----
       Subtotal                           65   45  15   12    137    (6)
BASKETS
   TRANCHE
     Investment grade corporate debt      --   --  --   65     65   (29)
     First-to-default
     Municipal                            --  100  --   --    100   (33)
                                         --- ---- ---  ---   ----  ----
       Subtotal                           --  100  --   65    165   (62)
                                         --- ---- ---  ---   ----  ----
TOTAL                                    $65 $145 $15  $77   $302  $(68)
                                         === ==== ===  ===   ====  ====

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold as of December 31, 2010:

                                              NOTIONAL AMOUNT
                                         -------------------------
                                                      BB AND       FAIR
                                         AA   A   BBB LOWER  TOTAL VALUE
($ IN MILLIONS)                          --- ---- --- ------ ----- -----
SINGLE NAME
     Investment grade corporate debt     $40 $ 55 $10  $10   $115  $ (1)
     High yield debt                      --   --  --    4      4    --
     Municipal                            25   --  --   --     25    (6)
                                         --- ---- ---  ---   ----  ----
        Subtotal                          65   55  10   14    144    (7)
BASKETS
   TRANCHE
     Investment grade corporate debt      --   --  --   65     65   (19)
     First-to-default
     Municipal                            --  100  --   --    100   (37)
                                         --- ---- ---  ---   ----  ----
        Subtotal                          --  100  --   65    165   (56)
                                         --- ---- ---  ---   ----  ----
TOTAL                                    $65 $155 $10  $79   $309  $(63)
                                         === ==== ===  ===   ====  ====

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX index is utilized to take a position on multiple (generally 125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX index, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

   In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

   The contractual amounts of off-balance-sheet financial instruments as of December 31 are as follows:

                                                   2011 2010
($ IN MILLIONS)                                    ---- ----
Commitments to invest in limited partnership
  interests                                        $797 $731
Commitments to extend mortgage loans                 72   --
Private placement commitments                        30  111
Other loan commitments                               24   25

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

   Commitments to invest generally represent commitments to acquire financial interests or instruments. The Company enters into these agreements to allow for additional participation in certain limited partnership investments. Because the equity investments in the limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is $1 million as of December 31, 2011, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company regularly enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have fixed or varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

8. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                  2011    2010
($ IN MILLIONS)                                                  ------- -------
Immediate fixed annuities:
   Structured settlement annuities                               $ 7,110 $ 6,522
   Other immediate fixed annuities                                 2,354   2,211
Traditional life insurance                                         2,805   2,751
Accident and health insurance                                      1,322   1,181
Other                                                                118      87
                                                                 ------- -------
       Total reserve for life-contingent contract benefits       $13,709 $12,752
                                                                 ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:

PRODUCT                                      MORTALITY                     INTEREST RATE             ESTIMATION METHOD
-------                          ----------------------------------  -------------------------- -----------------------------
Structured settlement annuities  U.S. population with projected      Interest rate assumptions  Present value of
                                 calendar year improvements;         range from 0% to 9.3%      contractually specified
                                 mortality rates adjusted for each                              future benefits
                                 impaired life based on reduction
                                 in life expectancy

Other immediate fixed            1983 group annuity mortality table  Interest rate assumptions  Present value of expected
annuities                        with internal modifications; 1983   range from 0.9% to 11.5%   future benefits based on
                                 individual annuity mortality                                   historical experience
                                 table; Annuity 2000 mortality
                                 table; Annuity 2000 mortality
                                 table with internal modifications;
                                 1983 individual annuity mortality
                                 table with internal modifications

Traditional life insurance       Actual company experience plus      Interest rate assumptions  Net level premium reserve
                                 loading                             range from 4.0% to 11.3%   method using the
                                                                                                Company's withdrawal
                                                                                                experience rates; includes
                                                                                                reserves for unpaid claims

Accident and health insurance    Actual company experience plus      Interest rate assumptions  Unearned premium;
                                 loading                             range from 3.0% to 5.3%    additional contract reserves
                                                                                                for mortality risk and
                                                                                                unpaid claims

Other:                           100% of Annuity 2000 mortality      Interest rate assumptions  Projected benefit ratio
Variable annuity guaranteed      table                               range from 4.0% to 5.1%    applied to cumulative
minimum death benefits /(1)/                                                                    assessments

--------
/(1)/ In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $637 million and $41 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2011 and 2010, respectively. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income.

   As of December 31, contractholder funds consist of the following:

                                                   2011    2010
($ IN MILLIONS)                                   ------- -------
Interest-sensitive life insurance                 $10,195 $10,061
Investment contracts:
   Fixed annuities                                 29,017  33,134
   Funding agreements backing medium-term notes     1,929   2,749
   Other investment contracts                         528     514
                                                  ------- -------
       Total contractholder funds                 $41,669 $46,458
                                                  ======= =======

   The following table highlights the key contract provisions relating to contractholder funds:

PRODUCT                                               INTEREST RATE                    WITHDRAWAL/SURRENDER CHARGES
-------                                  ---------------------------------------  ---------------------------------------

Interest-sensitive life insurance        Interest rates credited range from 0%    Either a percentage of account balance
                                         to 11.0% for equity-indexed life (whose  or dollar amount grading off generally returns are indexed to the S&P 500) and  over 20 years
                                         1.5% to 6.0% for all other products

Fixed annuities                          Interest rates credited range from 0%    Either a declining or a level
                                         to 9.9% for immediate annuities; (8.0)%  percentage charge generally over ten
                                         to 11.0% for equity-indexed annuities    years or less. Additionally,
                                         (whose returns are indexed to the S&P    approximately 25.3% of fixed annuities
                                         500); and 0.2% to 6.6% for all other     are subject to market value adjustment
                                         products                                 for discretionary withdrawals

Funding agreements backing               Interest rates credited range from 0.9%  Not applicable
medium-term notes                        to 5.8% (excluding currency-swapped
                                         medium-term notes)

Other investment contracts:              Interest rates used in establishing      Withdrawal and surrender charges are
Guaranteed minimum income, accumulation  reserves range from 1.8% to 10.3%        based on the terms of the related
  and withdrawal benefits on                                                      interest-sensitive life insurance or
  variable/(1)/ and fixed annuities and                                           fixed annuity contract
  secondary guarantees on
  interest-sensitive life insurance and
  fixed annuities

--------
(1) In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC, Allstate Life Global Funding and Allstate Life Global Funding II, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                           2011     2010
($ IN MILLIONS)                                          -------  -------
Balance, beginning of year                               $46,458  $50,850
Deposits                                                   1,869    2,363
Interest credited                                          1,592    1,752
Benefits                                                  (1,454)  (1,537)
Surrenders and partial withdrawals                        (4,908)  (4,166)
Maturities and retirements of institutional products        (867)  (1,833)
Contract charges                                            (962)    (921)
Net transfers from separate accounts                          12       11
Fair value hedge adjustments for institutional products      (34)    (196)
Other adjustments                                            (37)     135
                                                         -------  -------
Balance, end of year                                     $41,669  $46,458
                                                         =======  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $5.54 billion and $6.94 billion of equity, fixed income and balanced mutual funds and $837 million and $1.09 billion of money market mutual funds as of December 31, 2011 and 2010, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                              DECEMBER 31,
                                                                           -------------------
                                                                             2011      2010
($ IN MILLIONS)                                                            --------- ---------
In the event of death
   Separate account value                                                  $   6,372 $   8,029
   Net amount at risk /(1)/                                                $   1,502 $   1,402
   Average attained age of contractholders                                  66 years  66 years
At annuitization (includes income benefit guarantees)
   Separate account value                                                  $   1,489 $   1,945
   Net amount at risk /(2)/                                                $     574 $     580
   Weighted average waiting period until annuitization options available      1 year   2 years
For cumulative periodic withdrawals
   Separate account value                                                  $     587 $     735
   Net amount at risk /(3)/                                                $      27 $      21
Accumulation at specified dates
   Separate account value                                                  $     906 $   1,100
   Net amount at risk /(4)/                                                $      78 $      64
   Weighted average waiting period until guarantee date                      6 years   7 years

--------
/(1)/ Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date. /(2)/ Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/ Defined as the estimated current guaranteed minimum withdrawal balance
      (initial deposit) in excess of the current account balance as of the balance sheet date.
/(4)/ Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees:

                                                                      LIABILITY FOR
                                       LIABILITY FOR                   GUARANTEES
                                         GUARANTEES     LIABILITY FOR  RELATED TO
                                      RELATED TO DEATH   GUARANTEES   ACCUMULATION
                                        BENEFITS AND     RELATED TO        AND
                                     INTEREST-SENSITIVE    INCOME      WITHDRAWAL
                                       LIFE PRODUCTS      BENEFITS      BENEFITS    TOTAL
($ IN MILLIONS)                      ------------------ ------------- ------------- -----
Balance, December 31, 2010 /(1)/            $236            $227          $136      $599
   Less reinsurance recoverables              93             210           135       438
                                            ----            ----          ----      ----
Net balance as of December 31, 2010          143              17             1       161
Incurred guaranteed benefits                  30              (1)            1        30
Paid guarantee benefits                       --              --            --        --
                                            ----            ----          ----      ----
   Net change                                 30              (1)            1        30
Net balance as of December 31, 2011          173              16             2       191
   Plus reinsurance recoverables             116             175           162       453
                                            ----            ----          ----      ----
Balance, December 31, 2011 /(2)/            $289            $191          $164      $644
                                            ====            ====          ====      ====
Balance, December 31, 2009 /(3)/            $155            $287          $108      $550
   Less reinsurance recoverables             109             268           107       484
                                            ----            ----          ----      ----
Net balance as of December 31, 2009           46              19             1        66
Incurred guaranteed benefits                  97              (2)           --        95
Paid guarantee benefits                       --              --            --        --
                                            ----            ----          ----      ----
   Net change                                 97              (2)           --        95
Net balance as of December 31, 2010          143              17             1       161
   Plus reinsurance recoverables              93             210           135       438
                                            ----            ----          ----      ----
Balance, December 31, 2010 /(1)/            $236            $227          $136      $599
                                            ====            ====          ====      ====

--------
/(1)/ Included in the total liability balance as of December 31, 2010 are reserves for variable annuity death benefits of $85 million, variable annuity income benefits of $211 million, variable annuity accumulation benefits of $88 million, variable annuity withdrawal benefits of $47 million and other guarantees of $168 million.
/(2)/ Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $116 million, variable annuity income benefits of $175 million, variable annuity accumulation benefits of $105 million, variable annuity withdrawal benefits of $57 million and other guarantees of $191 million.
/(3)/ Included in the total liability balance as of December 31, 2009 are reserves for variable annuity death benefits of $92 million, variable annuity income benefits of $269 million, variable annuity accumulation benefits of $66 million, variable annuity withdrawal benefits of $41 million and other guarantees of $82 million.

9. REINSURANCE

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies. The Company cedes 100% of the morbidity risk on substantially all of its long-term care contracts.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

PERIOD                                                        RETENTION LIMITS
------                            -------------------------------------------------------------------------
April 2011 through current        Single life: $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria
                                  Joint life: $8 million per life, and $10 million for contracts that meet specific criteria

July 2007 through March 2011      $5 million per life, $3 million age 70 and over, and $10 million for contracts that meet specific criteria

September 1998 through June 2007  $2 million per life, in 2006 the limit was increased to $5 million for instances when specific criteria were met

August 1998 and prior             Up to $1 million per life

   In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.68 billion and $1.63 billion as of December 31, 2011 and 2010, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2011, premiums and contract charges of $152 million, contract benefits of $121 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $27 million were ceded to Prudential. In 2010, premiums and contract charges of $171 million, contract benefits of $152 million, interest credited to contractholder funds of $29 million, and operating costs and expenses of $31 million were ceded to Prudential. In 2009, premiums and contract charges of $170 million, contract benefits of $44 million, interest credited to contractholder funds of $27 million, and operating costs and expenses of $28 million were ceded to Prudential. In addition, as of December 31, 2011 and 2010 the Company had reinsurance recoverables of $165 million and $170 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2011, the gross life insurance in force was $526.28 billion of which $221.37 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                                2011    2010    2009
($ IN MILLIONS)                                                ------  ------  ------
Direct                                                         $2,229  $2,230  $2,215
Assumed
   Affiliate                                                      113     107     102
   Non-affiliate                                                   20      22      22
Ceded-non-affiliate                                              (730)   (776)   (806)
                                                               ------  ------  ------
       Premiums and contract charges, net of reinsurance       $1,632  $1,583  $1,533
                                                               ======  ======  ======

   The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                    2011    2010    2009
($ IN MILLIONS)                                    ------  ------  ------
Direct                                             $2,036  $2,075  $1,915
Assumed
   Affiliate                                           78      72      66
   Non-affiliate                                       19      22      22
Ceded-non-affiliate                                  (631)   (673)   (601)
                                                   ------  ------  ------
       Contract benefits, net of reinsurance       $1,502  $1,496  $1,402
                                                   ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

                                                                            2011    2010    2009
($ IN MILLIONS)                                                            ------  ------  ------
Direct                                                                     $1,614  $1,774  $2,085
Assumed
   Affiliate                                                                   10      10      11
   Non-affiliate                                                               11      12      12
Ceded-non-affiliate                                                           (27)    (32)    (32)
                                                                           ------  ------  ------
       Interest credited to contractholder funds, net of reinsurance       $1,608  $1,764  $2,076
                                                                           ======  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                           2011   2010
($ IN MILLIONS)           ------ ------
Annuities                 $1,827 $1,785
Life insurance             1,595  1,564
Long-term care insurance     949    840
Other                         86     88
                          ------ ------
   Total                  $4,457 $4,277
                          ====== ======

   As of December 31, 2011 and 2010, approximately 94% of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

10.DEFERRED POLICY ACQUISITION AND SALES INDUCEMENT COSTS

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                                                                     2011    2010     2009
($ IN MILLIONS)                                                                                     ------  ------  -------
Balance, beginning of year                                                                          $2,982  $3,664  $ 6,701
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized
  impact /(1)/                                                                                          --      --     (176)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized
  capital gains and losses /(2)/                                                                        --      --      176
Acquisition costs deferred                                                                             318     383      403
Amortization charged to income                                                                        (513)   (272)    (888)
Effect of unrealized gains and losses                                                                 (199)   (793)  (2,552)
                                                                                                    ------  ------  -------
Balance, end of year                                                                                $2,588  $2,982  $ 3,664
                                                                                                    ======  ======  =======

--------
/(1)/ The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                                                                              2011  2010   2009
($ IN MILLIONS)                                                                                               ----  ----  -----
Balance, beginning of year                                                                                    $ 86  $195  $ 453
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized impact /(1)/    --    --    (35)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized capital
  gains and losses /(2)/                                                                                        --    --     35
Sales inducements deferred                                                                                       7    14     28
Amortization charged to income                                                                                 (23)  (27)  (129)
Effect of unrealized gains and losses                                                                          (29)  (96)  (157)
                                                                                                              ----  ----  -----
Balance, end of year                                                                                          $ 41  $ 86  $ 195
                                                                                                              ====  ====  =====

--------
/(1)/ The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
/(2)/ The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.

11.GUARANTEES AND CONTINGENT LIABILITIES

GUARANTY FUNDS

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2011 and 2010, the liability balance included in other liabilities and accrued expenses was $41 million and $26 million, respectively. The related premium tax offsets included in other assets were $34 million and $25 million as of December 31, 2011 and 2010, respectively.

   Executive Life Insurance Company of New York ("ELNY") has been under the jurisdiction of the New York Liquidation Bureau (the "Bureau") as part of a 1992 court-ordered rehabilitation plan. ELNY continues to fully pay annuity benefits when due. The Superintendent of Insurance of the State of New York in conjunction with the New York Attorney General filed a proposed formal plan of liquidation on September 1, 2011 and a public hearing on the proposed plan is scheduled for March 15, 2012. The current publicly available estimated shortfall from the Bureau is $1.57 billion. If the proposed plan of liquidation is accepted by the court, the Company will have exposure to future guaranty fund assessments. New York law currently contains an aggregate limit on insurer assessments by the guaranty fund, the Life Insurance Corporation of New York, of $500 million, of which approximately $40 million has been used. The Company's three-year average market share for New York as of December 31, 2009, based on assessable premiums, was approximately 2.2%.

   In 2011, the Company accrued its estimated aggregate exposure of $10 million, net of state related taxes and federal income tax, which includes $16 million pre-tax for guaranty fund assessments and $3 million pre-tax for participation in an industry sponsored plan to supplement certain ELNY policyholders. The ultimate cost will depend on an approved court ordered liquidation plan, the level of guaranty fund system participation and the realization of tax benefits. Under current law, the Company may be allowed to recoup a portion of the amount of any additional guaranty fund assessment in periods subsequent to the recognition of the assessment by offsetting future state related taxes.

GUARANTEES

   The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $28 million as of December 31, 2011. The obligations associated with these fixed income securities expire at various dates on or before March 11, 2018.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2011.

REGULATION AND COMPLIANCE

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

12.INCOME TAXES

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the

Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2009 and 2010 federal income tax returns. The IRS has completed its examinations of the Allstate Group's federal income tax returns for 2005-2006 and 2007-2008 and the cases are under consideration at the IRS Appeals Office. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2011 or 2010, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                          2011    2010
($ IN MILLIONS)                         -------  -----
DEFERRED ASSETS
Difference in tax bases of investments  $   146  $ 104
Life and annuity reserves                    --    154
Deferred reinsurance gain                    14     17
Other assets                                 11     20
                                        -------  -----
   Total deferred assets                    171    295
DEFERRED LIABILITIES
DAC                                        (580)  (623)
Unrealized net capital gains               (420)  (285)
Life and annuity reserves                   (56)    --
Other liabilities                           (86)   (30)
                                        -------  -----
   Total deferred liabilities            (1,142)  (938)
                                        -------  -----
       Net deferred liability           $  (971) $(643)
                                        =======  =====

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized. There was no valuation allowance for deferred tax assets as of December 31, 2011 or 2010.

   The components of income tax expense (benefit) for the years ended December 31 are as follows:

                                    2011  2010   2009
($ IN MILLIONS)                     ---- -----  -----
Current                             $ 29 $(199) $(426)
Deferred                             192   161    314
                                    ---- -----  -----
Total income tax expense (benefit)  $221 $ (38) $(112)
                                    ==== =====  =====

   Income tax benefit for the year ended December 31, 2009 includes expense of $142 million attributable to an increase in the valuation allowance relating to the deferred tax asset on capital losses recorded in the first quarter of 2009. This valuation allowance was released in connection with the adoption of new other-than-temporary impairment accounting guidance on April 1, 2009; however, the release was recorded as an increase to retained income and therefore did not reverse the amount recorded in income tax benefit. The release of the valuation allowance is related to the reversal of previously recorded other-than-temporary impairment write-downs that would not have been recorded under the new other-than-temporary impairment accounting guidance.

   The Company paid income taxes of $72 million in 2011 and received refunds of $629 million and $515 million in 2010 and 2009, respectively. The Company had a current income tax receivable of $53 million and $10 million as of December 31, 2011 and 2010, respectively.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                       2011   2010    2009
                                                       ----  -----   -----
Statutory federal income tax rate - expense (benefit)  35.0% (35.0)% (35.0)%
Dividends received deduction                           (1.3) (16.8)   (1.6)
Tax credits                                            (1.4)  (2.8)   (0.4)
State income taxes                                      0.3   (2.7)   (0.2)
Other                                                  (0.1)  (0.3)   (0.6)
Valuation allowance                                      --     --    20.8
                                                       ----  -----   -----
   Effective income tax rate - expense (benefit)       32.5% (57.6)% (17.0)%
                                                       ====  =====   =====

13.CAPITAL STRUCTURE

DEBT OUTSTANDING

   All of the Company's outstanding debt as of December 31, 2011 and 2010 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 4. The Company paid $97 million, $16 million and $14 million of interest on debt in 2011, 2010 and 2009, respectively.

14.STATUTORY FINANCIAL INFORMATION

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net loss of ALIC and its insurance subsidiaries was $(83) million, $(456) million and $(929) million in 2011, 2010 and 2009, respectively. Statutory capital and surplus was $3.46 billion and $3.34 billion as of December 31, 2011 and 2010, respectively.

   There were no permitted practices utilized as of December 31, 2011 or 2010.

DIVIDENDS

   The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements, receipt of dividends from its subsidiaries and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The amount of dividends is further limited to the amount of unassigned funds, which is the portion of statutory capital and surplus out of which dividends can be paid. ALIC paid no dividends in 2011. During 2012, ALIC will not be able to pay dividends without prior Illinois Department of Insurance ("IL DOI") approval since it does not have unassigned funds. As of December 31, 2011, ALIC's unassigned funds reflected a deficit position of $514 million.

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned funds and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

15.BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT PLANS

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $22 million, $32 million and $14 million in 2011, 2010 and 2009, respectively.

   The Corporation provides certain health care subsidies for eligible employees hired before January 1, 2003 when they retire and their eligible dependents and certain life insurance benefits for eligible employees hired before January 1, 2003 when they retire ("postretirement benefits"). The credit allocated to the Company was $1 million in 2011 and the cost allocated to the Company was $1 million and $2 million for postretirement benefits other than pension plans in 2010 and 2009, respectively.

   AIC and the Corporation have reserved the right to modify or terminate their benefit plans at any time and for any reason.

ALLSTATE 401(K) SAVINGS PLAN

   Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $5 million, $4 million and $8 million in 2011, 2010 and 2009, respectively.

16.OTHER COMPREHENSIVE INCOME

   The components of other comprehensive income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                                                                2011                  2010                    2009
($ IN MILLIONS)                                          ------------------  ---------------------  -----------------------
                                                         PRE-         AFTER-  PRE-          AFTER-   PRE-            AFTER-
                                                         TAX    TAX    TAX    TAX     TAX    TAX     TAX      TAX     TAX
                                                         ----  -----  ------ ------  -----  ------  ------  -------  ------
Unrealized net holding gains arising during the period,
  net of related offsets                                 $964  $(338)  $626  $1,625  $(569) $1,056  $2,570  $  (896) $1,674
Less: reclassification adjustment of realized capital
  gains and losses                                        579   (203)   376    (349)   122    (227)   (346)     121    (225)
                                                         ----  -----   ----  ------  -----  ------  ------  -------  ------
Unrealized net capital gains and losses                   385   (135)   250   1,974   (691)  1,283   2,916   (1,017)  1,899
Unrealized foreign currency translation adjustments        (2)     1     (1)     --     --      --      --       --      --
                                                         ----  -----   ----  ------  -----  ------  ------  -------  ------
Other comprehensive income                               $383  $(134)  $249  $1,974  $(691) $1,283  $2,916  $(1,017) $1,899
                                                         ====  =====   ====  ======  =====  ======  ======  =======  ======

17.QUARTERLY RESULTS (UNAUDITED)

                   FIRST QUARTER SECOND QUARTER THIRD QUARTER FOURTH QUARTER
($ IN MILLIONS)    ------------- -------------- ------------- --------------
                    2011   2010   2011    2010   2011   2010   2011    2010
                   ------  ----  ------  -----  ------ ------ ------  ------
Revenues           $1,125  $945  $1,141  $ 750  $1,279 $1,046 $1,114  $1,089
Net income (loss)      87   (18)    137   (127)    150     60     86      57

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, IL 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2011 and 2010, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2011. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2011 and 2010, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

In 2009, the Company changed its recognition and presentation for other-than-temporary impairments of debt securities.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2012

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2011

                                                                                               AMOUNT AT
                                                                             COST/            WHICH SHOWN
                                                                           AMORTIZED  FAIR      IN THE
                                                                             COST     VALUE  BALANCE SHEET
($ IN MILLIONS)                                                            --------- ------- -------------
Type of investment
Fixed maturities:
   Bonds:
       United States government, government agencies and authorities        $ 2,502  $ 2,743    $ 2,743
       States, municipalities and political subdivisions                      4,380    4,692      4,692
       Foreign governments                                                      927    1,068      1,068
       Public utilities                                                       5,912    6,531      6,531
       Convertibles and bonds with warrants attached                            681      539        539
       All other corporate bonds                                             21,903   23,334     23,334
   Asset-backed securities                                                    2,345    2,108      2,108
   Residential mortgage-backed securities                                     2,954    2,714      2,714
   Commercial mortgage-backed securities                                      1,862    1,683      1,683
   Redeemable preferred stocks                                                   15       16         16
                                                                            -------  -------    -------
       Total fixed maturities                                                43,481  $45,428     45,428
                                                                                     =======
Equity securities:
   Common stocks:
       Public utilities                                                          --  $    --         --
       Banks, trusts and insurance companies                                     --       --         --
       Industrial, miscellaneous and all other                                  125      162        162
   Non-redeemable preferred stocks                                               18       17         17
                                                                            -------  -------    -------
       Total equity securities                                                  143  $   179        179
                                                                                     =======
Mortgage loans on real estate                                                 6,546  $ 6,739      6,546
                                                                                     =======
Real estate acquired in satisfaction of debt                                     67                  67
Policy loans                                                                    833                 833
Derivative instruments                                                          171  $   166        166
                                                                                     =======
Limited partnership interests                                                 1,612               1,612
Other long-term investments                                                     853                 853
Short-term investments                                                          593  $   593        593
                                                                            -------  =======    -------
       Total investments                                                    $54,299             $56,277
                                                                            =======             =======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                                                                  PERCENTAGE
                                                 CEDED TO      ASSUMED            OF AMOUNT
                                      GROSS       OTHER       FROM OTHER   NET     ASSUMED
                                      AMOUNT  COMPANIES /(1)/ COMPANIES   AMOUNT    TO NET
($ IN MILLIONS)                      -------- --------------  ---------- -------- ----------
YEAR ENDED DECEMBER 31, 2011
Life insurance in force              $504,176    $221,372      $22,108   $304,912     7.3%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,072    $    610      $    72   $  1,534     4.7%
   Accident-health insurance              157         120           61         98    62.2%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,229    $    730      $   133   $  1,632     8.1%
                                     ========    ========      =======   ========
YEAR ENDED DECEMBER 31, 2010
Life insurance in force              $507,645    $237,626      $22,879   $292,898     7.8%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,063    $    647      $    71   $  1,487     4.8%
   Accident-health insurance              167         129           58         96    60.4%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,230    $    776      $   129   $  1,583     8.1%
                                     ========    ========      =======   ========
YEAR ENDED DECEMBER 31, 2009
Life insurance in force              $509,750    $251,894      $22,849   $280,705     8.1%
                                     ========    ========      =======   ========
Premiums and contract charges:
   Life insurance                    $  2,039    $    669      $    71   $  1,441     4.9%
   Accident-health insurance              176         137           53         92    57.6%
                                     --------    --------      -------   --------
Total premiums and contract charges  $  2,215    $    806      $   124   $  1,533     8.1%
                                     ========    ========      =======   ========

--------
/(1)/ No reinsurance or coinsurance income was netted against premium ceded in 2011, 2010 or 2009.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                                                 ADDITIONS
                                                             ------------------
                                                             CHARGED
                                                  BALANCE AT TO COSTS                       BALANCE
                                                  BEGINNING    AND      OTHER               AT END
($ IN MILLIONS)                                   OF PERIOD  EXPENSES ADDITIONS DEDUCTIONS OF PERIOD
DESCRIPTION                                       ---------- -------- --------- ---------- ---------
YEAR ENDED DECEMBER 31, 2011
Allowance for estimated losses on mortgage loans     $84       $ 33      $--      $  54       $63
YEAR ENDED DECEMBER 31, 2010
Allowance for estimated losses on mortgage loans     $94       $ 65      $--      $  75       $84
YEAR ENDED DECEMBER 31, 2009
Allowance for deferred tax assets                    $ 9       $137      $--      $(146)      $--
Allowance for estimated losses on mortgage loans       3         96       --          5        94

                                     PART C
                               OTHER INFORMATION

Item 24.Financial Statements and Exhibits

 (a) Financial Statements

The consolidated financial statements of Allstate Life Insurance Company ("Allstate Life" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the underlying financial statements of the Sub-accounts ("Separate Account") are filed herewith in Part B of this Registration Statement.

 (b) Exhibits

Exhibit
Number  Description
------- ----------------------------------------------------------------------

    1. Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I. (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999).

    2.   Not Applicable.

   3(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 333-31288) dated April 27, 2000.)

   3(b) Form of Selling Agreement. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

   4(a) Form of Individual Flexible Premium Deferred Variable Annuity. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(b) Form of Schedule - L Series. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(c) Form of Schedule - X Series. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(d) Form of Longevity Credit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(e) Form of Medically Related Surrender Provision Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(f) Form of Enhanced Dollar Cost Averaging Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(g) Form of Enhanced Dollar Cost Averaging Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(h) Form of Periodic Value Death Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(i) Form of Periodic Value Death Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(j) Form of Combination Roll-Up Value And Periodic Value Death Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

   4(k) Form of Combination Roll-Up Value And Periodic Value Death Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(l) Form of Guaranteed Minimum Income Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(m) Form of Guaranteed Minimum Income Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(n) Form of TrueIncome Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(o) Form of TrueIncome Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No.
       333-141909) dated April 5, 2007.

4(p) Form of TrueIncome - Spousal Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(q)   Form of TrueIncome - Spousal Benefit Schedule Supplement.
       Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(r) Form of TrueIncome - Highest Daily Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(s) Form of TrueIncome - Highest Daily Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(t) Form of Individual Retirement Annuity Endorsement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(u)   Form of Roth Individual Retirement Annuity Endorsement.
       Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

4(v) Form of TrueIncome - Highest Daily Benefit Rider (enhanced). Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated September 28, 2007.

4(w)   Form of TrueAccumulation - Highest Daily Benefit Rider.
       Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(x)   Form of TrueAccumulation - Highest Daily Benefit Schedule
       Supplement. Incorporated herein by reference to Form N-4
       Registration Statement (File No. 333-141909) dated February 12,
       2008.

4(y) Form of TrueIncome - Highest Daily 7 Benefit Rider. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(z) Form of TrueIncome - Highest Daily 7 Benefit Schedule Supplement. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated February 12, 2008.

4(aa) TrueIncome - Highest Daily Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated March 1, 2010.

4(ab) TrueIncome - Highest Daily 7 Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated March 1, 2010.

4(ac) TrueAccumulation - Highest Daily Schedule Supplement. Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated November 13, 2009.

4(ad) TrueAccumulation - Highest Daily Benefit Schedule Supplement (A-SCH-HDGROCAP(11/09)((8/10)). Incorporated herein by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated August 3, 2010.

 5. Form of Application for Allstate RetirementAccess Variable Annuity contract. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 5, 2007.

6(a) Articles of Incorporation of Allstate Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

6(b) Amended and Restated By-laws of Allstate Life Insurance Company. (Incorporated herein by reference to Depositor's Form 8-K (File No. 0-31248) dated March 20, 2007.)

 7. Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

8(a) Participation Agreement among Allstate Life Insurance Company, Advanced Series Trust, AST Investment Services, Inc. and Prudential Investments LLC. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

8(b) Participation Agreement among Allstate Life Insurance Company, ProFunds, and ProFund Advisors LLC. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 25, 2008.

8(c) Participation Agreement between Allstate Life Insurance Company and Franklin Templeton Variable Insurance Products Trust. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated April 25, 2008.

9(a)   Opinion and Consent of Michael J. Velotta, Senior Vice President,
       Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (File No.
       333-141909) dated February 12, 2008.

 (b)   Opinion and Consent of Susan L. Lees, Senior Vice President, General
       Counsel and Secretary of Allstate Life Insurance Company regarding the legality of the securities being registered. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated
       February 26, 2009.

 10.   Consent of independent registered public accounting firm. Filed herewith.

 11.   Not Applicable.

 12.   Not Applicable.

13(a)  Powers of Attorney for David Andrew Bird, Michael B. Boyle, Don Civgin,
       Frederick F. Cripe, Judith P. Greffin, Susan L. Lees, Samuel Henry Pilch,
       John C. Pintozzi, and Thomas Joseph Wilson. Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-141909) dated
       February 26, 2009.

13(b) Powers of Attorney for Mark R. LaNeve and Matthew W. Winter. Incorporated herein by reference to Exhibit 13 to Form N-4 Registration Statement
       (File Nos. 333-141909 and 811-09327) dated November 13, 2009.

13(c) Power of Attorney for Matthew S. Easley. Incorporated herein by reference to Form N-4 Registration Statement (File Nos. 333-141909 and 811-09327) dated January 8, 2010.

13(d)  Powers of Attorney for David A. Bird, Michael B. Boyle, Don Civgin,
       Judith P. Greffin, Susan L. Lees, Samuel H. Pilch, John C. Pintozzi,
       Thomas J. Wilson. Incorporated herein by reference to Form N-4
       Registration Statement (File Nos. 333-141909 and 811-09327) dated
       April 14, 2010.

13(e)  Powers of Attorney for Robert K. Becker, Mark A. Green and Joseph P.
       Lacher, Jr. Incorporated herein by reference to Form N-4 Registration
       Statement (File Nos. 333-141909 and 811-09327) dated August 3, 2010.

13(f) Powers of Attorney for Anurag Chandra and Steven E. Shebik. Incorporated herein by reference to Form N-4 Registration Statement (File Nos.
       333-141909 and 811-09327) dated April 14, 2011.

Item 25.Directors and Officers of the Depositor

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
David A. Bird                           Director and Senior Vice President

Anurag Chandra                          Director and Executive Vice President

Don Civgin                              Director, President and Chief
                                        Executive Officer

Judith P. Greffin                       Director, Executive Vice President and
                                        Chief Investment Officer

Susan L. Lees                           Director, Senior Vice President,
                                        General Counsel and Secretary

Samuel H. Pilch                         Director, Senior Group Vice President
                                        and Controller

John C. Pintozzi                        Director, Senior Vice President and
                                        Chief Financial Officer

Steven E. Shebik                        Director

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director

Robert K. Becker                        Director and Senior Vice President

Richard C. Crist Jr.                    Senior Vice President and Chief
                                        Privacy Officer

Gregory J. Guidos                       Senior Vice President

D. Scott Harper                         Senior Vice President

Jess E. Merten                          Senior Vice President

Harry R. Miller                         Senior Vice President and Chief Risk
                                        Officer

Jeffrey J. McRae                        Senior Vice President and Assistant
                                        Treasurer

Mario Rizzo                             Senior Vice President and Treasurer

Mary J. McGinn                          Senior Vice President and Assistant
                                        Secretary

Steven C. Verney                        Senior Vice President and Assistant
                                        Treasurer

Bill Borst                              Vice President

Errol Cramer                            Vice President and Appointed Actuary

Lawrence W. Dahl                        Vice President

Randal DeCoursey                        Vice President

Sarah R. Donahue                        Vice President

Michael S. Downing                      Vice President

Lisa J. Flanary                         Vice President

Angela K. Fontana                       Vice President and Chief Compliance
                                        Officer

Maribel V. Gerstner                     Vice President

Keith A. Hauschildt                     Vice President

Atif J. Ijaz                            Vice President

J. Wayne Kullman                        Vice President

P. John Rugel                           Vice President

Mary C. Springberg                      Vice President

Robert E. Transon                       Vice President

Timothy N. Vander Pas                   Vice President

Elliot A. Stultz                        Assistant Secretary

Paul N. Kierig                          Assistant Secretary

Jennifer M. Hager                       Assistant Secretary

 The principal business address of Mr. Bird is 1776 American Heritage Drive, Jacksonville, Florida 32224.

 The principal business address of Mr. Dahl is 2940 South 84th Street, Lincoln, Nebraska 68506. The principal business address of the remaining officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

Item 26.Persons Controlled By or Under Common Control With Depositor or
        Registrant

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 22, 2012 (File #001-11840).

Item 27.Number of Contract Owners

As of February 29, 2012, there were 868 contract owners.

Item 28.Indemnification

 The by-laws of Allstate Life provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

 Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29A.Relationship of Principal Underwriter to Other Investment Companies

 Allstate Distributors, LLC ("Allstate Distributors") serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I

   Allstate Life of New York Separate Account A

Item 29B.Principal Underwriter

 The directors and officers of Allstate Distributors, the principal underwriter, are as follows:

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 --------------------------------------  --------------------------------------

 Robert K. Becker                        Manager and Chairman of the Board

 Lisa J. Flanary                         Manager and President

 Susan L. Lees                           Manager and Assistant Secretary

 Timothy N. Vander Pas                   Manager

 Richard Eells                           Senior Vice President

 Stanley G. Shelley                      Senior Vice President

 Mark Sutton                             Senior Vice President

 Richard C. Crist Jr.                    Vice President and Chief Privacy
                                         Officer

 Sarah R. Donahue                        Vice President

 Maribel V. Gerstner                     Vice President

 D. Scott Harper                         Vice President and Assistant Treasurer

 Jeffrey J. McRae                        Vice President and Assistant Treasurer

 Allen R. Reed                           Vice President General Counsel and
                                         Secretary

 Mario Rizzo                             Vice President and Assistant Treasurer

 William D. Webb                         Vice President and Treasurer

 Dana Goldstein                          Chief Compliance Officer

 Mary J. McGinn                          Assistant Secretary

 * The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

Item 29C.Compensation of Principal Underwriter

         (1)                 (2)            (3)            (4)         (5)
                                      Net Underwriting
   Name of Principal    Discounts and Compensation on   Brokerage
     Underwriter         Commissions     Redemption    Commissions Compensation
 ---------------------- ------------- ---------------- ----------- ------------
 Allstate Distributors       N/A            N/A            $0          N/A

Item 30.Location of Accounts and Records

 The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are currently maintained by the Administrator, The Prudential Insurance Company of America, at its processing center in Fort Washington, Pennsylvania.

Item 31.Management Services

 None.

Item 32.Undertakings

 Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Item 33.Representations Pursuant To Section 403(b) Of The Internal Revenue Code

 Allstate Life represents that it is relying upon the letter, dated
 November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

Item 34.Representation Regarding Contract Expenses

 Allstate Life represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate Life under the Contracts.

                                   SIGNATURES

 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 18th day of April, 2012.



                                         ALLSTATE FINANCIAL ADVISORS
                                              SEPARATE ACCOUNT I
                                                 (REGISTRANT)

                        By:            ALLSTATE LIFE INSURANCE COMPANY

                        By:                   /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                  Senior Vice President, General Counsel and
                                                  Secretary

                        By:            ALLSTATE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                                              /s/ Susan L. Lees
                              --------------------------------------------------
                                                Susan L. Lees
                                  Senior Vice President, General Counsel and
                                                  Secretary

 As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 18th day of April, 2012.


 */DON CIVGIN          Director, President and Chief Executive Officer
---------------------  (Principal Executive Officer)
 Don Civgin

 */JOHN C. PINTOZZI    Director, Senior Vice President and Chief Financial
---------------------  Officer
 John C. Pintozzi      (Principal Financial Officer)

 */THOMAS J. WILSON    Director and Chairman of the Board
---------------------
 Thomas J. Wilson

 */ROBERT K. BECKER     Director and Senior Vice President
---------------------
 Robert K. Becker

 */DAVID A. BIRD       Director and Senior Vice President
---------------------
 David A. Bird

 */ANURAG CHANDRA      Director and Executive Vice President
---------------------
 Anurag Chandra

 */JUDITH P. GREFFIN   Director, Executive Vice President and Chief
---------------------  Investment Officer
 Judith P. Greffin

 /s/ SUSAN L. LEES     Director, Senior Vice President, General Counsel and
---------------------  Secretary
 Susan L. Lees

 */SAMUEL H. PILCH     Director, Senior Group Vice President and Controller
---------------------  (Principal Accounting Officer)
 Samuel H. Pilch

 */STEVEN E. SHEBIK    Director
---------------------
 Steven E. Shebik

 */MATTHEW E. WINTER   Director
---------------------
 Matthew E. Winter

 */ By: Susan L. Lees, pursuant to Power of Attorney, previously filed or filed herewith.

                                 Exhibit Index

Exhibit No.  Exhibit
-----------  -----------------------------------------------------------------

    10       Consent of Independent Registered Public Accounting Firm